================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

                  DATE OF REPORTING PERIOD: OCTOBER 31, 2017

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

Annual Report

YEAR ENDED: OCTOBER 31, 2017

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO  INTERNATIONAL CORE EQUITY PORTFOLIO    INTERNATIONAL VECTOR EQUITY PORTFOLIO
U.S. LARGE CAP EQUITY PORTFOLIO        INTERNATIONAL SMALL COMPANY PORTFOLIO  INTERNATIONAL HIGH RELATIVE
U.S. LARGE CAP VALUE PORTFOLIO         GLOBAL SMALL COMPANY PORTFOLIO         PROFITABILITY PORTFOLIO
U.S. TARGETED VALUE PORTFOLIO          JAPANESE SMALL COMPANY PORTFOLIO       WORLD EX U.S. VALUE PORTFOLIO
U.S. SMALL CAP VALUE PORTFOLIO         ASIA PACIFIC SMALL COMPANY PORTFOLIO   WORLD EX U.S. TARGETED VALUE PORTFOLIO
U.S. CORE EQUITY 1 PORTFOLIO           UNITED KINGDOM SMALL COMPANY PORTFOLIO WORLD EX U.S. CORE EQUITY PORTFOLIO
U.S. CORE EQUITY 2 PORTFOLIO           CONTINENTAL SMALL COMPANY PORTFOLIO    WORLD CORE EQUITY PORTFOLIO
U.S. VECTOR EQUITY PORTFOLIO           DFA INTERNATIONAL REAL ESTATE          SELECTIVELY HEDGED GLOBAL EQUITY
U.S. SMALL CAP PORTFOLIO               SECURITIES PORTFOLIO                   PORTFOLIO
U.S. MICRO CAP PORTFOLIO               DFA GLOBAL REAL ESTATE SECURITIES      EMERGING MARKETS PORTFOLIO
U.S. HIGH RELATIVE PROFITABILITY       PORTFOLIO                              EMERGING MARKETS SMALL CAP PORTFOLIO
PORTFOLIO                              DFA INTERNATIONAL SMALL CAP VALUE      EMERGING MARKETS VALUE PORTFOLIO
DFA REAL ESTATE SECURITIES PORTFOLIO   PORTFOLIO                              EMERGING MARKETS CORE EQUITY PORTFOLIO
LARGE CAP INTERNATIONAL PORTFOLIO                                             DFA COMMODITY STRATEGY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

 DFA INTERNATIONAL VALUE PORTFOLIO      U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

 THE U.S. LARGE CAP VALUE SERIES        THE CONTINENTAL SMALL COMPANY SERIES
 THE DFA INTERNATIONAL VALUE SERIES     THE CANADIAN SMALL COMPANY SERIES
 THE JAPANESE SMALL COMPANY SERIES      THE EMERGING MARKETS SERIES
 THE ASIA PACIFIC SMALL COMPANY SERIES  THE EMERGING MARKETS SMALL CAP SERIES
 THE UNITED KINGDOM SMALL COMPANY
 SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

[LOGO]

December 2017

Dear Fellow Shareholder,

On behalf of everyone at Dimensional, we thank you for trusting us with your investments. We recognize that the assets we manage for you play an important role in your future. And we are committed to enhancing shareholder value every day through the quality of our implementation.

Dimensional believes that an approach based on sensible and thoroughly vetted investment ideas leads to a consistent set of funds that can help you achieve your investment goals. Over the past 36 years, we have built upon a foundation of sensible investment ideas, which evolved through research and refinement. The goal has always been to find additional ways to enhance our funds while remaining consistent in our approach.

We believe these efforts have indeed helped people meet a wide range of goals and be long-term investors. We appreciate the opportunity to continue serving our shareholders.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                        ------
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................      1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Performance Charts................................................      3
     Management's Discussion and Analysis..............................     22
     Disclosure of Fund Expenses.......................................     36
     Disclosure of Portfolio Holdings..................................     42
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio.........................     45
         U.S. Large Cap Equity Portfolio...............................     48
         U.S. Large Cap Value Portfolio................................     51
         U.S. Targeted Value Portfolio.................................     52
         U.S. Small Cap Value Portfolio................................     55
         U.S. Core Equity 1 Portfolio..................................     58
         U.S. Core Equity 2 Portfolio..................................     61
         U.S. Vector Equity Portfolio..................................     64
         U.S. Small Cap Portfolio......................................     67
         U.S. Micro Cap Portfolio......................................     70
         U.S. High Relative Profitability Portfolio....................     73
         DFA Real Estate Securities Portfolio..........................     76
         Large Cap International Portfolio.............................     78
         International Core Equity Portfolio...........................     82
         International Small Company Portfolio.........................     86
         Global Small Company Portfolio................................     87
         Japanese Small Company Portfolio..............................     88
         Asia Pacific Small Company Portfolio..........................     89
         United Kingdom Small Company Portfolio........................     90
         Continental Small Company Portfolio...........................     91
         DFA International Real Estate Securities Portfolio............     92
         DFA Global Real Estate Securities Portfolio...................     96
         DFA International Small Cap Value Portfolio...................     98
         International Vector Equity Portfolio.........................    102
         International High Relative Profitability Portfolio...........    106
         World ex U.S. Value Portfolio.................................    110
         World ex U.S. Targeted Value Portfolio........................    111
         World ex U.S. Core Equity Portfolio...........................    117
         World Core Equity Portfolio...................................    123
         Selectively Hedged Global Equity Portfolio....................    124
         Emerging Markets Portfolio....................................    126
         Emerging Markets Small Cap Portfolio..........................    126
         Emerging Markets Value Portfolio..............................    126
         Emerging Markets Core Equity Portfolio........................    127
     Statements of Assets and Liabilities..............................    132
     Statements of Operations..........................................    140
     Statements of Changes in Net Assets...............................    148
     Financial Highlights..............................................    160
     Notes to Financial Statements.....................................    183

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                         ------
   Report of Independent Registered Public Accounting Firm..............    220
   Section 19(a) Notice.................................................    221
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Performance Charts...................................................    222
   Management's Discussion and Analysis.................................    223
   Consolidated Disclosure of Fund Expenses.............................    224
   Consolidated Disclosure of Portfolio Holdings........................    225
   Consolidated Schedule of Investments.................................    226
   Consolidated Statement of Assets and Liabilities.....................    233
   Consolidated Statement of Operations.................................    234
   Consolidated Statements of Changes in Net Assets.....................    235
   Consolidated Financial Highlights....................................    236
   Consolidated Notes to Financial Statements...........................    237
   Report of Independent Registered Public Accounting Firm..............    250
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts...................................................    251
   Management's Discussion and Analysis.................................    253
   Disclosure of Fund Expenses..........................................    256
   Disclosure of Portfolio Holdings.....................................    258
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio................................    259
       U.S. Large Company Portfolio.....................................    260
   Statements of Assets and Liabilities.................................    263
   Statements of Operations.............................................    264
   Statements of Changes in Net Assets..................................    265
   Financial Highlights.................................................    266
   Notes to Financial Statements........................................    269
   Report of Independent Registered Public Accounting Firm..............    279
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts...................................................    280
   Management's Discussion and Analysis.................................    285
   Disclosure of Fund Expenses..........................................    290
   Disclosure of Portfolio Holdings.....................................    292
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series..................................    294
       The DFA International Value Series...............................    297
       The Japanese Small Company Series................................    301
       The Asia Pacific Small Company Series............................    304
       The United Kingdom Small Company Series..........................    307
       The Continental Small Company Series.............................    310
       The Canadian Small Company Series................................    314
       The Emerging Markets Series......................................    317
       The Emerging Markets Small Cap Series............................    321
   Statements of Assets and Liabilities.................................    325
   Statements of Operations.............................................    327
   Statements of Changes in Net Assets..................................    329
   Financial Highlights.................................................    332
   Notes to Financial Statements........................................    337
   Report of Independent Registered Public Accounting Firm..............    349

TABLE OF CONTENTS
CONTINUED

                                                                       PAGE
                                                                      ------
    DIMENSIONAL EMERGING MARKETS VALUE FUND
       Performance Charts............................................    350
       Management's Discussion and Analysis..........................    351
       Disclosure of Fund Expenses...................................    353
       Disclosure of Portfolio Holdings..............................    354
       Summary Schedule of Portfolio Holdings........................    355
       Statement of Assets and Liabilities...........................    359
       Statement of Operations.......................................    360
       Statements of Changes in Net Assets...........................    361
       Financial Highlights..........................................    362
       Notes to Financial Statements.................................    363
       Report of Independent Registered Public Accounting Firm.......    371
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES......................    379
    NOTICE TO SHAREHOLDERS...........................................    380

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
AUD     Australian dollar
CAD     Canadian Dollar
CHF     Swiss Franc
DKK     Danish Krone
EUR     Euro
GBP     British Pound
HKD     Hong Kong Dollar
ILS     Israeli New Shekel
JPY     Japanese Yen
NOK     Norwegian Krone
SEK     Swedish Krona
SGD     Singapore Dollar
USD     United States Dollar

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
(A)   Computed using average shares outstanding.
(B)   Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
      Master and/or Underlying Fund(s).
(C)   Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)   Non-Annualized
(E)   Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--    Amounts designated as -- are either zero or rounded to zero.
REIT  Real Estate Investment Trust
SEC   Securities and Exchange Commission
(a)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                  ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
                  S&P 500(R) INDEX
                  OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                   Enhanced U.S. Large Company
                           Portfolio                    S&P 500/R/ Index
                ---------------------------------      ------------------
10/31/2007                  $10,000                         $10,000
11/30/2007                    9,579                           9,582
12/31/2007                    9,511                           9,515
 1/31/2008                    8,915                           8,944
 2/29/2008                    8,626                           8,654
 3/31/2008                    8,588                           8,616
 4/30/2008                    8,992                           9,036
 5/31/2008                    9,117                           9,154
 6/30/2008                    8,342                           8,382
 7/31/2008                    8,274                           8,311
 8/31/2008                    8,401                           8,432
 9/30/2008                    7,627                           7,680
10/31/2008                    6,327                           6,390
11/30/2008                    5,896                           5,932
12/31/2008                    5,966                           5,995
 1/31/2009                    5,466                           5,490
 2/28/2009                    4,868                           4,905
 3/31/2009                    5,311                           5,335
 4/30/2009                    5,835                           5,845
 5/31/2009                    6,184                           6,172
 6/30/2009                    6,206                           6,185
 7/31/2009                    6,696                           6,652
 8/31/2009                    6,958                           6,892
 9/30/2009                    7,232                           7,150
10/31/2009                    7,100                           7,017
11/30/2009                    7,549                           7,438
12/31/2009                    7,679                           7,581
 1/31/2010                    7,415                           7,309
 2/28/2010                    7,657                           7,535
 3/31/2010                    8,108                           7,990
 4/30/2010                    8,240                           8,116
 5/31/2010                    7,591                           7,468
 6/30/2010                    7,201                           7,077
 7/31/2010                    7,709                           7,573
 8/31/2010                    7,367                           7,231
 9/30/2010                    8,026                           7,876
10/31/2010                    8,336                           8,176
11/30/2010                    8,325                           8,177
12/31/2010                    8,882                           8,724
 1/31/2011                    9,103                           8,930
 2/28/2011                    9,403                           9,236
 3/31/2011                    9,403                           9,240
 4/30/2011                    9,702                           9,514
 5/31/2011                    9,614                           9,406
 6/30/2011                    9,447                           9,249
 7/31/2011                    9,270                           9,061
 8/31/2011                    8,760                           8,569
 9/30/2011                    8,139                           7,966
10/31/2011                    9,037                           8,837
11/30/2011                    8,981                           8,818
12/31/2011                    9,082                           8,908
 1/31/2012                    9,508                           9,307
 2/29/2012                    9,923                           9,709
 3/31/2012                   10,259                          10,029
 4/30/2012                   10,203                           9,966
 5/31/2012                    9,586                           9,367
 6/30/2012                    9,988                           9,753
 7/31/2012                   10,157                           9,888
 8/31/2012                   10,393                          10,111
 9/30/2012                   10,660                          10,372
10/31/2012                   10,469                          10,181
11/30/2012                   10,536                          10,240
12/31/2012                   10,622                          10,333
 1/31/2013                   11,166                          10,869
 2/28/2013                   11,325                          11,016
 3/31/2013                   11,744                          11,429
 4/30/2013                   11,971                          11,649
 5/31/2013                   12,243                          11,922
 6/30/2013                   12,056                          11,762
 7/31/2013                   12,692                          12,360
 8/31/2013                   12,317                          12,002
 9/30/2013                   12,703                          12,379
10/31/2013                   13,294                          12,948
11/30/2013                   13,703                          13,342
12/31/2013                   14,033                          13,680
 1/31/2014                   13,567                          13,207
 2/28/2014                   14,181                          13,811
 3/31/2014                   14,290                          13,927
 4/30/2014                   14,404                          14,030
 5/31/2014                   14,758                          14,360
 6/30/2014                   15,041                          14,656
 7/31/2014                   14,824                          14,454
 8/31/2014                   15,429                          15,032
 9/30/2014                   15,201                          14,822
10/31/2014                   15,578                          15,184
11/30/2014                   16,023                          15,592
12/31/2014                   15,934                          15,553
 1/31/2015                   15,503                          15,086
 2/28/2015                   16,365                          15,953
 3/31/2015                   16,130                          15,701
 4/30/2015                   16,273                          15,851
 5/31/2015                   16,495                          16,055
 6/30/2015                   16,147                          15,744
 7/31/2015                   16,500                          16,074
 8/31/2015                   15,467                          15,104
 9/30/2015                   15,101                          14,731
10/31/2015                   16,395                          15,973
11/30/2015                   16,422                          16,021
12/31/2015                   16,106                          15,768
 1/31/2016                   15,337                          14,985
 2/29/2016                   15,337                          14,965
 3/31/2016                   16,428                          15,980
 4/30/2016                   16,512                          16,042
 5/31/2016                   16,792                          16,330
 6/30/2016                   16,868                          16,373
 7/31/2016                   17,499                          16,976
 8/31/2016                   17,499                          17,000
 9/30/2016                   17,498                          17,003
10/31/2016                   17,175                          16,693
11/30/2016                   17,779                          17,312
12/31/2016                   18,135                          17,654
 1/31/2017                   18,482                          17,989
 2/28/2017                   19,207                          18,703
 3/31/2017                   19,246                          18,725
 4/30/2017                   19,464                          18,917
 5/31/2017                   19,754                          19,183
 6/30/2017                   19,855                          19,303
 7/31/2017                   20,307                          19,700
 8/31/2017                   20,365                          19,760          Past performance is not predictive of
 9/30/2017                   20,734                          20,168          future performance.
10/31/2017                   21,215                          20,638          The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS              Copyright 2017 S&P Dow Jones Indices
          ------------------------------------------------------------       LLC, a division of S&P Global. All rights
                                23.53%       15.17%       7.81%              reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2017

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     ------------------       ---------------------
  6/25/2013               $10,000                   $10,000
  6/30/2013                10,020                    10,130
  7/31/2013                10,550                    10,672
  8/31/2013                10,270                    10,378
  9/30/2013                10,630                    10,740
 10/31/2013                11,101                    11,213
 11/30/2013                11,452                    11,527
 12/31/2013                11,757                    11,838
  1/31/2014                11,333                    11,460
  2/28/2014                11,878                    12,004
  3/31/2014                11,985                    12,080
  4/30/2014                12,046                    12,137
  5/31/2014                12,319                    12,416
  6/30/2014                12,623                    12,699
  7/31/2014                12,410                    12,493
  8/31/2014                12,928                    13,010
  9/30/2014                12,654                    12,781
 10/31/2014                12,899                    13,094
 11/30/2014                13,205                    13,437
 12/31/2014                13,175                    13,405
  1/31/2015                12,775                    13,037
  2/28/2015                13,555                    13,790
  3/31/2015                13,391                    13,619
  4/30/2015                13,463                    13,715
  5/31/2015                13,659                    13,895
  6/30/2015                13,399                    13,634
  7/31/2015                13,564                    13,897
  8/31/2015                12,768                    13,061
  9/30/2015                12,374                    12,703
 10/31/2015                13,350                    13,731
 11/30/2015                13,391                    13,776
 12/31/2015                13,081                    13,528
  1/31/2016                12,350                    12,800
  2/29/2016                12,412                    12,796
  3/31/2016                13,260                    13,687
  4/30/2016                13,302                    13,762
  5/31/2016                13,522                    14,003
  6/30/2016                13,491                    14,034
  7/31/2016                14,029                    14,569
  8/31/2016                14,071                    14,588
  9/30/2016                14,104                    14,600
 10/31/2016                13,818                    14,315
 11/30/2016                14,495                    14,879
 12/31/2016                14,746                    15,159
  1/31/2017                15,065                    15,464
  2/28/2017                15,608                    16,062
  3/31/2017                15,614                    16,073
  4/30/2017                15,763                    16,242
  5/31/2017                15,913                    16,450
  6/30/2017                16,044                    16,565
  7/31/2017                16,355                    16,893
  8/31/2017                16,377                    16,946            Past performance is not predictive of
  9/30/2017                16,779                    17,306            future performance.
 10/31/2017                17,156                    17,703            The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
            AVERAGE ANNUAL         ONE           SINCE                 redemption of fund shares.
            TOTAL RETURN           YEAR        INCEPTION               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.16%        13.21%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               --------------------------------   ---------------------------
10/31/2007                 $10,000                          $10,000
11/30/2007                   9,440                            9,511
12/31/2007                   9,410                            9,419
 1/31/2008                   9,049                            9,042
 2/29/2008                   8,769                            8,663
 3/31/2008                   8,687                            8,598
 4/30/2008                   9,232                            9,017
 5/31/2008                   9,451                            9,003
 6/30/2008                   8,416                            8,141
 7/31/2008                   8,322                            8,112
 8/31/2008                   8,485                            8,250
 9/30/2008                   7,722                            7,644
10/31/2008                   5,982                            6,320
11/30/2008                   5,395                            5,867
12/31/2008                   5,571                            5,949
 1/31/2009                   4,910                            5,265
 2/28/2009                   4,220                            4,561
 3/31/2009                   4,635                            4,951
 4/30/2009                   5,386                            5,482
 5/31/2009                   5,799                            5,821
 6/30/2009                   5,728                            5,778
 7/31/2009                   6,268                            6,251
 8/31/2009                   6,694                            6,578
 9/30/2009                   6,986                            6,832
10/31/2009                   6,686                            6,623
11/30/2009                   7,062                            6,996
12/31/2009                   7,252                            7,120
 1/31/2010                   7,082                            6,920
 2/28/2010                   7,388                            7,138
 3/31/2010                   7,965                            7,603
 4/30/2010                   8,216                            7,800
 5/31/2010                   7,513                            7,158
 6/30/2010                   6,945                            6,755
 7/31/2010                   7,488                            7,213
 8/31/2010                   7,030                            6,904
 9/30/2010                   7,719                            7,440
10/31/2010                   8,003                            7,663
11/30/2010                   7,943                            7,622
12/31/2010                   8,715                            8,224
 1/31/2011                   8,997                            8,410
 2/28/2011                   9,482                            8,720
 3/31/2011                   9,525                            8,755
 4/30/2011                   9,764                            8,988
 5/31/2011                   9,625                            8,893
 6/30/2011                   9,450                            8,711
 7/31/2011                   9,018                            8,422
 8/31/2011                   8,256                            7,896
 9/30/2011                   7,421                            7,299
10/31/2011                   8,446                            8,135
11/30/2011                   8,376                            8,093
12/31/2011                   8,442                            8,256
 1/31/2012                   8,861                            8,568
 2/29/2012                   9,372                            8,910
 3/31/2012                   9,544                            9,174
 4/30/2012                   9,345                            9,081
 5/31/2012                   8,681                            8,548
 6/30/2012                   9,147                            8,972
 7/31/2012                   9,236                            9,065
 8/31/2012                   9,601                            9,262
 9/30/2012                   9,951                            9,556
10/31/2012                   9,978                            9,509
11/30/2012                  10,000                            9,505
12/31/2012                  10,303                            9,702
 1/31/2013                  11,019                           10,332
 2/28/2013                  11,158                           10,480
 3/31/2013                  11,695                           10,896
 4/30/2013                  11,812                           11,060
 5/31/2013                  12,299                           11,344
 6/30/2013                  12,157                           11,244
 7/31/2013                  12,887                           11,851
 8/31/2013                  12,502                           11,402
 9/30/2013                  12,871                           11,687
10/31/2013                  13,522                           12,199
11/30/2013                  14,086                           12,540
12/31/2013                  14,458                           12,857
 1/31/2014                  13,886                           12,401
 2/28/2014                  14,353                           12,937
 3/31/2014                  14,689                           13,246
 4/30/2014                  14,786                           13,372
 5/31/2014                  15,107                           13,567
 6/30/2014                  15,518                           13,922
 7/31/2014                  15,403                           13,685
 8/31/2014                  15,891                           14,187
 9/30/2014                  15,495                           13,895
10/31/2014                  15,616                           14,207
11/30/2014                  15,796                           14,498
12/31/2014                  15,913                           14,587
 1/31/2015                  15,122                           14,004
 2/28/2015                  16,190                           14,681
 3/31/2015                  15,879                           14,482
 4/30/2015                  16,203                           14,617
 5/31/2015                  16,377                           14,793
 6/30/2015                  16,112                           14,497
 7/31/2015                  16,070                           14,561
 8/31/2015                  15,092                           13,694
 9/30/2015                  14,605                           13,280
10/31/2015                  15,796                           14,282
11/30/2015                  15,853                           14,337
12/31/2015                  15,357                           14,029
 1/31/2016                  14,311                           13,304
 2/29/2016                  14,336                           13,300
 3/31/2016                  15,377                           14,258
 4/30/2016                  15,793                           14,558
 5/31/2016                  16,003                           14,784
 6/30/2016                  15,987                           14,912
 7/31/2016                  16,536                           15,345
 8/31/2016                  16,727                           15,463
 9/30/2016                  16,808                           15,431
10/31/2016                  16,519                           15,192
11/30/2016                  17,815                           16,060
12/31/2016                  18,259                           16,461
 1/31/2017                  18,524                           16,578
 2/28/2017                  19,081                           17,174
 3/31/2017                  18,903                           16,999
 4/30/2017                  19,028                           16,967
 5/31/2017                  19,007                           16,951
 6/30/2017                  19,321                           17,228
 7/31/2017                  19,647                           17,457
 8/31/2017                  19,463                           17,253              Past performance is not predictive of
 9/30/2017                  20,212                           17,764              future performance.
10/31/2017                  20,503                           17,893              The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE          TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.11%        15.49%       7.44%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2017

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1      Russell 2000/R/ Value Index
              --------------------------      ---------------------------
 1/31/2008             $10,000                          $10,000
 2/29/2008               9,750                            9,603
 3/31/2008               9,821                            9,747
 4/30/2008              10,152                           10,056
 5/31/2008              10,613                           10,400
 6/30/2008               9,538                            9,402
 7/31/2008               9,790                            9,884
 8/31/2008              10,233                           10,353
 9/30/2008               9,575                            9,868
10/31/2008               7,504                            7,897
11/30/2008               6,525                            6,982
12/31/2008               6,946                            7,412
 1/31/2009               5,999                            6,353
 2/28/2009               5,204                            5,471
 3/31/2009               5,777                            5,956
 4/30/2009               6,902                            6,901
 5/31/2009               7,137                            7,051
 6/30/2009               7,107                            7,028
 7/31/2009               7,959                            7,841
 8/31/2009               8,379                            8,212
 9/30/2009               8,844                            8,624
10/31/2009               8,207                            8,051
11/30/2009               8,484                            8,308
12/31/2009               9,150                            8,937
 1/31/2010               8,943                            8,675
 2/28/2010               9,449                            9,077
 3/31/2010              10,229                            9,832
 4/30/2010              10,973                           10,520
 5/31/2010               9,981                            9,631
 6/30/2010               9,031                            8,790
 7/31/2010               9,735                            9,418
 8/31/2010               8,948                            8,710
 9/30/2010              10,044                            9,645
10/31/2010              10,417                           10,019
11/30/2010              10,840                           10,273
12/31/2010              11,805                           11,127
 1/31/2011              11,883                           11,133
 2/28/2011              12,550                           11,698
 3/31/2011              12,792                           11,861
 4/30/2011              12,998                           12,053
 5/31/2011              12,678                           11,837
 6/30/2011              12,397                           11,546
 7/31/2011              11,964                           11,165
 8/31/2011              10,763                           10,178
 9/30/2011               9,425                            9,067
10/31/2011              10,905                           10,373
11/30/2011              10,941                           10,353
12/31/2011              11,049                           10,515
 1/31/2012              11,719                           11,214
 2/29/2012              12,144                           11,380
 3/31/2012              12,369                           11,733
 4/30/2012              12,168                           11,564
 5/31/2012              11,260                           10,857
 6/30/2012              11,715                           11,380
 7/31/2012              11,657                           11,264
 8/31/2012              12,192                           11,612
 9/30/2012              12,577                           12,025
10/31/2012              12,505                           11,874
11/30/2012              12,715                           11,911
12/31/2012              13,155                           12,413
 1/31/2013              14,059                           13,152
 2/28/2013              14,291                           13,303
 3/31/2013              14,987                           13,856
 4/30/2013              14,840                           13,843
 5/31/2013              15,567                           14,257
 6/30/2013              15,460                           14,199
 7/31/2013              16,545                           15,111
 8/31/2013              15,941                           14,443
 9/30/2013              16,826                           15,277
10/31/2013              17,555                           15,773
11/30/2013              18,331                           16,389
12/31/2013              18,804                           16,698
 1/31/2014              17,913                           16,052
 2/28/2014              18,845                           16,787
 3/31/2014              19,217                           16,994
 4/30/2014              18,862                           16,557
 5/31/2014              19,044                           16,662
 6/30/2014              19,852                           17,399
 7/31/2014              18,859                           16,347
 8/31/2014              19,819                           17,058
 9/30/2014              18,629                           15,907
10/31/2014              19,217                           17,018
11/30/2014              19,110                           16,939
12/31/2014              19,348                           17,402
 1/31/2015              18,502                           16,678
 2/28/2015              19,828                           17,452
 3/31/2015              20,100                           17,747
 4/30/2015              19,891                           17,367
 5/31/2015              20,179                           17,511
 6/30/2015              20,105                           17,534
 7/31/2015              19,580                           17,051
 8/31/2015              18,783                           16,213
 9/30/2015              17,863                           15,652
10/31/2015              18,962                           16,528
11/30/2015              19,410                           16,998
12/31/2015              18,219                           16,102
 1/31/2016              16,984                           15,020
 2/29/2016              17,214                           15,123
 3/31/2016              18,680                           16,376
 4/30/2016              19,069                           16,723
 5/31/2016              19,189                           17,030
 6/30/2016              18,937                           17,082
 7/31/2016              19,874                           18,003
 8/31/2016              20,171                           18,451
 9/30/2016              20,355                           18,596
10/31/2016              19,760                           17,985
11/30/2016              22,465                           20,372
12/31/2016              23,085                           21,213
 1/31/2017              23,124                           21,062
 2/28/2017              23,364                           21,366
 3/31/2017              23,149                           21,186
 4/30/2017              23,014                           21,269
 5/31/2017              22,243                           20,607
 6/30/2017              23,000                           21,328
 7/31/2017              23,203                           21,462
 8/31/2017              22,555                           20,935              Past performance is not predictive of
 9/30/2017              24,203                           22,417              future performance.
10/31/2017              24,368                           22,447              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE          SINCE               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       INCEPTION             Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2017, all rights
                               23.32%      14.27%        9.57%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2017

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/30/2008                  $10,000                           $10,000
 7/31/2008                   10,260                            10,513
 8/31/2008                   10,720                            11,012
 9/30/2008                   10,038                            10,496
10/31/2008                    7,860                             8,399
11/30/2008                    6,836                             7,427
12/31/2008                    7,274                             7,883
 1/31/2009                    6,272                             6,757
 2/28/2009                    5,443                             5,819
 3/31/2009                    6,038                             6,335
 4/30/2009                    7,216                             7,341
 5/31/2009                    7,459                             7,499
 6/30/2009                    7,436                             7,476
 7/31/2009                    8,321                             8,340
 8/31/2009                    8,768                             8,735
 9/30/2009                    9,248                             9,173
10/31/2009                    8,585                             8,564
11/30/2009                    8,871                             8,836
12/31/2009                    9,568                             9,506
 1/31/2010                    9,343                             9,227
 2/28/2010                    9,865                             9,655
 3/31/2010                   10,685                            10,458
 4/30/2010                   11,453                            11,190
 5/31/2010                   10,419                            10,244
 6/30/2010                    9,434                             9,350
 7/31/2010                   10,161                            10,017
 8/31/2010                    9,341                             9,264
 9/30/2010                   10,484                            10,259
10/31/2010                   10,874                            10,656
11/30/2010                   11,306                            10,927
12/31/2010                   12,308                            11,835
 1/31/2011                   12,396                            11,841
 2/28/2011                   13,085                            12,443
 3/31/2011                   13,336                            12,615
 4/30/2011                   13,544                            12,820
 5/31/2011                   13,211                            12,591
 6/30/2011                   12,926                            12,281
 7/31/2011                   12,466                            11,875
 8/31/2011                   11,214                            10,826
 9/30/2011                    9,820                             9,644
10/31/2011                   11,364                            11,034
11/30/2011                   11,401                            11,011
12/31/2011                   11,510                            11,184
 1/31/2012                   12,209                            11,927
 2/29/2012                   12,644                            12,105
 3/31/2012                   12,877                            12,480
 4/30/2012                   12,667                            12,299
 5/31/2012                   11,721                            11,548
 6/30/2012                   12,189                            12,105
 7/31/2012                   12,129                            11,981
 8/31/2012                   12,686                            12,351
 9/30/2012                   13,082                            12,791
10/31/2012                   13,007                            12,630
11/30/2012                   13,225                            12,669
12/31/2012                   13,677                            13,203
 1/31/2013                   14,611                            13,989
 2/28/2013                   14,861                            14,149
 3/31/2013                   15,577                            14,738
 4/30/2013                   15,424                            14,724
 5/31/2013                   16,181                            15,164
 6/30/2013                   16,064                            15,102
 7/31/2013                   17,185                            16,073
 8/31/2013                   16,548                            15,362
 9/30/2013                   17,472                            16,249
10/31/2013                   18,223                            16,777
11/30/2013                   19,022                            17,432
12/31/2013                   19,515                            17,760
 1/31/2014                   18,587                            17,073
 2/28/2014                   19,549                            17,855
 3/31/2014                   19,932                            18,076
 4/30/2014                   19,563                            17,611
 5/31/2014                   19,752                            17,723
 6/30/2014                   20,586                            18,507
 7/31/2014                   19,553                            17,387
 8/31/2014                   20,551                            18,143
 9/30/2014                   19,315                            16,919
10/31/2014                   19,918                            18,101
11/30/2014                   19,798                            18,017
12/31/2014                   20,051                            18,509
 1/31/2015                   19,171                            17,739
 2/28/2015                   20,540                            18,563
 3/31/2015                   20,817                            18,876
 4/30/2015                   20,600                            18,473
 5/31/2015                   20,890                            18,626
 6/30/2015                   20,816                            18,650
 7/31/2015                   20,271                            18,136
 8/31/2015                   19,443                            17,245
 9/30/2015                   18,490                            16,648
10/31/2015                   19,621                            17,580
11/30/2015                   20,077                            18,080
12/31/2015                   18,856                            17,127
 1/31/2016                   17,574                            15,976
 2/29/2016                   17,804                            16,085
 3/31/2016                   19,327                            17,419
 4/30/2016                   19,721                            17,787
 5/31/2016                   19,846                            18,114
 6/30/2016                   19,587                            18,169
 7/31/2016                   20,550                            19,149
 8/31/2016                   20,848                            19,625
 9/30/2016                   21,041                            19,779
10/31/2016                   20,414                            19,129
11/30/2016                   23,212                            21,668
12/31/2016                   23,851                            22,563
 1/31/2017                   23,891                            22,402
 2/28/2017                   24,131                            22,726
 3/31/2017                   23,909                            22,534
 4/30/2017                   23,769                            22,623
 5/31/2017                   22,969                            21,918
 6/30/2017                   23,735                            22,685
 7/31/2017                   23,955                            22,828
 8/31/2017                   23,284                            22,267             Past performance is not predictive of
 9/30/2017                   24,973                            23,844             future performance.
10/31/2017                   25,143                            23,875             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE           SINCE                 redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        INCEPTION               Russell data copyright (C) Russell
          ----------------------------------------------------------------        Investment Group 1995-2017, all rights
                                23.17%       14.09%        10.38%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2007                  $10,000                          $10,000
11/30/2007                    9,287                            9,251
12/31/2007                    9,184                            9,173
 1/31/2008                    8,745                            8,796
 2/29/2008                    8,522                            8,447
 3/31/2008                    8,595                            8,574
 4/30/2008                    8,878                            8,845
 5/31/2008                    9,288                            9,148
 6/30/2008                    8,349                            8,270
 7/31/2008                    8,566                            8,694
 8/31/2008                    8,953                            9,107
 9/30/2008                    8,386                            8,680
10/31/2008                    6,568                            6,946
11/30/2008                    5,714                            6,142
12/31/2008                    6,081                            6,519
 1/31/2009                    5,246                            5,588
 2/28/2009                    4,556                            4,812
 3/31/2009                    5,053                            5,239
 4/30/2009                    6,038                            6,071
 5/31/2009                    6,246                            6,202
 6/30/2009                    6,225                            6,182
 7/31/2009                    6,967                            6,897
 8/31/2009                    7,341                            7,224
 9/30/2009                    7,749                            7,586
10/31/2009                    7,190                            7,082
11/30/2009                    7,430                            7,308
12/31/2009                    8,020                            7,861
 1/31/2010                    7,835                            7,631
 2/28/2010                    8,272                            7,984
 3/31/2010                    8,961                            8,649
 4/30/2010                    9,609                            9,254
 5/31/2010                    8,745                            8,472
 6/30/2010                    7,914                            7,732
 7/31/2010                    8,532                            8,284
 8/31/2010                    7,840                            7,661
 9/30/2010                    8,805                            8,484
10/31/2010                    9,132                            8,812
11/30/2010                    9,497                            9,036
12/31/2010                   10,347                            9,787
 1/31/2011                   10,415                            9,793
 2/28/2011                   11,006                           10,290
 3/31/2011                   11,218                           10,433
 4/30/2011                   11,392                           10,602
 5/31/2011                   11,112                           10,412
 6/30/2011                   10,873                           10,156
 7/31/2011                   10,493                            9,821
 8/31/2011                    9,440                            8,953
 9/30/2011                    8,268                            7,975
10/31/2011                    9,567                            9,125
11/30/2011                    9,598                            9,106
12/31/2011                    9,696                            9,249
 1/31/2012                   10,283                            9,864
 2/29/2012                   10,656                           10,010
 3/31/2012                   10,857                           10,321
 4/30/2012                   10,680                           10,172
 5/31/2012                    9,883                            9,550
 6/30/2012                   10,285                           10,010
 7/31/2012                   10,234                            9,908
 8/31/2012                   10,704                           10,214
 9/30/2012                   11,045                           10,578
10/31/2012                   10,981                           10,445
11/30/2012                   11,165                           10,477
12/31/2012                   11,556                           10,918
 1/31/2013                   12,344                           11,569
 2/28/2013                   12,555                           11,701
 3/31/2013                   13,166                           12,188
 4/30/2013                   13,037                           12,177
 5/31/2013                   13,682                           12,540
 6/30/2013                   13,585                           12,490
 7/31/2013                   14,538                           13,292
 8/31/2013                   14,000                           12,704
 9/30/2013                   14,783                           13,438
10/31/2013                   15,417                           13,874
11/30/2013                   16,106                           14,416
12/31/2013                   16,528                           14,688
 1/31/2014                   15,744                           14,119
 2/28/2014                   16,557                           14,766
 3/31/2014                   16,887                           14,949
 4/30/2014                   16,582                           14,564
 5/31/2014                   16,741                           14,656
 6/30/2014                   17,449                           15,305
 7/31/2014                   16,583                           14,379
 8/31/2014                   17,427                           15,004
 9/30/2014                   16,384                           13,992
10/31/2014                   16,895                           14,969
11/30/2014                   16,807                           14,900
12/31/2014                   17,014                           15,307
 1/31/2015                   16,277                           14,670
 2/28/2015                   17,444                           15,351
 3/31/2015                   17,680                           15,610
 4/30/2015                   17,503                           15,277
 5/31/2015                   17,757                           15,403
 6/30/2015                   17,689                           15,423
 7/31/2015                   17,233                           14,998
 8/31/2015                   16,531                           14,261
 9/30/2015                   15,725                           13,768
10/31/2015                   16,693                           14,539
11/30/2015                   17,088                           14,952
12/31/2015                   16,041                           14,164
 1/31/2016                   14,952                           13,212
 2/29/2016                   15,163                           13,302
 3/31/2016                   16,450                           14,405
 4/30/2016                   16,792                           14,710
 5/31/2016                   16,906                           14,980
 6/30/2016                   16,681                           15,025
 7/31/2016                   17,506                           15,836
 8/31/2016                   17,767                           16,229
 9/30/2016                   17,934                           16,357
10/31/2016                   17,410                           15,820
11/30/2016                   19,793                           17,920
12/31/2016                   20,350                           18,659
 1/31/2017                   20,384                           18,526
 2/28/2017                   20,587                           18,794
 3/31/2017                   20,401                           18,635
 4/30/2017                   20,291                           18,709
 5/31/2017                   19,611                           18,126
 6/30/2017                   20,275                           18,760
 7/31/2017                   20,462                           18,879
 8/31/2017                   19,891                           18,415               Past performance is not predictive of
 9/30/2017                   21,341                           19,719               future performance.
10/31/2017                   21,494                           19,745               The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  23.46%        14.38%        7.95%                reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


              U.S. Small Cap Value Portfolio     Russell 2000/R/ Value Index
             --------------------------------   -----------------------------
10/31/2007                $10,000                          $10,000
11/30/2007                  9,128                            9,251
12/31/2007                  9,018                            9,173
 1/31/2008                  8,663                            8,796
 2/29/2008                  8,417                            8,447
 3/31/2008                  8,488                            8,574
 4/30/2008                  8,629                            8,845
 5/31/2008                  8,986                            9,148
 6/30/2008                  8,078                            8,270
 7/31/2008                  8,245                            8,694
 8/31/2008                  8,587                            9,107
 9/30/2008                  7,995                            8,680
10/31/2008                  6,225                            6,946
11/30/2008                  5,417                            6,142
12/31/2008                  5,701                            6,519
 1/31/2009                  4,887                            5,588
 2/28/2009                  4,266                            4,812
 3/31/2009                  4,710                            5,239
 4/30/2009                  5,635                            6,071
 5/31/2009                  5,817                            6,202
 6/30/2009                  5,837                            6,182
 7/31/2009                  6,622                            6,897
 8/31/2009                  6,962                            7,224
 9/30/2009                  7,403                            7,586
10/31/2009                  6,846                            7,082
11/30/2009                  7,059                            7,308
12/31/2009                  7,618                            7,861
 1/31/2010                  7,377                            7,631
 2/28/2010                  7,831                            7,984
 3/31/2010                  8,525                            8,649
 4/30/2010                  9,216                            9,254
 5/31/2010                  8,304                            8,472
 6/30/2010                  7,461                            7,732
 7/31/2010                  8,110                            8,284
 8/31/2010                  7,430                            7,661
 9/30/2010                  8,391                            8,484
10/31/2010                  8,741                            8,812
11/30/2010                  9,134                            9,036
12/31/2010                  9,972                            9,787
 1/31/2011                 10,003                            9,793
 2/28/2011                 10,631                           10,290
 3/31/2011                 10,849                           10,433
 4/30/2011                 10,986                           10,602
 5/31/2011                 10,642                           10,412
 6/30/2011                 10,450                           10,156
 7/31/2011                 10,149                            9,821
 8/31/2011                  9,076                            8,953
 9/30/2011                  7,934                            7,975
10/31/2011                  9,190                            9,125
11/30/2011                  9,127                            9,106
12/31/2011                  9,219                            9,249
 1/31/2012                  9,904                            9,864
 2/29/2012                 10,218                           10,010
 3/31/2012                 10,453                           10,321
 4/30/2012                 10,286                           10,172
 5/31/2012                  9,554                            9,550
 6/30/2012                  9,972                           10,010
 7/31/2012                  9,948                            9,908
 8/31/2012                 10,368                           10,214
 9/30/2012                 10,711                           10,578
10/31/2012                 10,623                           10,445
11/30/2012                 10,819                           10,477
12/31/2012                 11,222                           10,918
 1/31/2013                 11,958                           11,569
 2/28/2013                 12,168                           11,701
 3/31/2013                 12,765                           12,188
 4/30/2013                 12,624                           12,177
 5/31/2013                 13,305                           12,540
 6/30/2013                 13,211                           12,490
 7/31/2013                 14,181                           13,292
 8/31/2013                 13,589                           12,704
 9/30/2013                 14,301                           13,438
10/31/2013                 14,804                           13,874
11/30/2013                 15,555                           14,416
12/31/2013                 15,978                           14,688
 1/31/2014                 15,157                           14,119
 2/28/2014                 15,983                           14,766
 3/31/2014                 16,172                           14,949
 4/30/2014                 15,861                           14,564
 5/31/2014                 15,992                           14,656
 6/30/2014                 16,701                           15,305
 7/31/2014                 15,739                           14,379
 8/31/2014                 16,656                           15,004
 9/30/2014                 15,494                           13,992
10/31/2014                 16,209                           14,969
11/30/2014                 16,164                           14,900
12/31/2014                 16,534                           15,307
 1/31/2015                 15,716                           14,670
 2/28/2015                 16,643                           15,351
 3/31/2015                 16,939                           15,610
 4/30/2015                 16,712                           15,277
 5/31/2015                 16,939                           15,403
 6/30/2015                 16,947                           15,423
 7/31/2015                 16,326                           14,998
 8/31/2015                 15,667                           14,261
 9/30/2015                 14,961                           13,768
10/31/2015                 15,751                           14,539
11/30/2015                 16,251                           14,952
12/31/2015                 15,243                           14,164
 1/31/2016                 14,148                           13,212
 2/29/2016                 14,313                           13,302
 3/31/2016                 15,568                           14,405
 4/30/2016                 15,848                           14,710
 5/31/2016                 15,923                           14,980
 6/30/2016                 15,739                           15,025
 7/31/2016                 16,502                           15,836
 8/31/2016                 16,789                           16,229
 9/30/2016                 16,991                           16,357
10/31/2016                 16,459                           15,820
11/30/2016                 18,906                           17,920
12/31/2016                 19,551                           18,659
 1/31/2017                 19,446                           18,526
 2/28/2017                 19,509                           18,794
 3/31/2017                 19,287                           18,635
 4/30/2017                 19,376                           18,709
 5/31/2017                 18,696                           18,126
 6/30/2017                 19,180                           18,760
 7/31/2017                 19,326                           18,879
 8/31/2017                 18,834                           18,415               Past performance is not predictive of
 9/30/2017                 20,325                           19,719               future performance.
10/31/2017                 20,519                           19,745               The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE          TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.67%        14.07%       7.45%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/31/2007              $10,000                       $10,000
11/30/2007                9,483                         9,550
12/31/2007                9,426                         9,492
 1/31/2008                8,888                         8,917
 2/29/2008                8,623                         8,640
 3/31/2008                8,561                         8,589
 4/30/2008                8,988                         9,018
 5/31/2008                9,222                         9,203
 6/30/2008                8,432                         8,443
 7/31/2008                8,432                         8,376
 8/31/2008                8,618                         8,506
 9/30/2008                7,819                         7,706
10/31/2008                6,368                         6,340
11/30/2008                5,829                         5,839
12/31/2008                5,983                         5,951
 1/31/2009                5,442                         5,451
 2/28/2009                4,860                         4,880
 3/31/2009                5,307                         5,308
 4/30/2009                5,950                         5,866
 5/31/2009                6,230                         6,179
 6/30/2009                6,258                         6,200
 7/31/2009                6,787                         6,683
 8/31/2009                7,036                         6,922
 9/30/2009                7,369                         7,212
10/31/2009                7,109                         7,026
11/30/2009                7,467                         7,426
12/31/2009                7,768                         7,637
 1/31/2010                7,517                         7,362
 2/28/2010                7,810                         7,612
 3/31/2010                8,329                         8,091
 4/30/2010                8,588                         8,266
 5/31/2010                7,910                         7,613
 6/30/2010                7,401                         7,175
 7/31/2010                7,930                         7,673
 8/31/2010                7,502                         7,312
 9/30/2010                8,267                         8,003
10/31/2010                8,587                         8,315
11/30/2010                8,697                         8,363
12/31/2010                9,330                         8,930
 1/31/2011                9,517                         9,125
 2/28/2011                9,898                         9,458
 3/31/2011               10,003                         9,500
 4/30/2011               10,275                         9,783
 5/31/2011               10,130                         9,671
 6/30/2011                9,943                         9,498
 7/31/2011                9,662                         9,280
 8/31/2011                8,988                         8,723
 9/30/2011                8,201                         8,047
10/31/2011                9,229                         8,973
11/30/2011                9,212                         8,948
12/31/2011                9,271                         9,022
 1/31/2012                9,770                         9,477
 2/29/2012               10,193                         9,878
 3/31/2012               10,463                        10,183
 4/30/2012               10,359                        10,116
 5/31/2012                9,677                         9,491
 6/30/2012               10,035                         9,862
 7/31/2012               10,105                         9,960
 8/31/2012               10,399                        10,209
 9/30/2012               10,695                        10,477
10/31/2012               10,547                        10,296
11/30/2012               10,661                        10,376
12/31/2012               10,839                        10,503
 1/31/2013               11,497                        11,079
 2/28/2013               11,637                        11,226
 3/31/2013               12,114                        11,666
 4/30/2013               12,246                        11,857
 5/31/2013               12,651                        12,137
 6/30/2013               12,523                        11,979
 7/31/2013               13,248                        12,636
 8/31/2013               12,877                        12,283
 9/30/2013               13,407                        12,740
10/31/2013               13,957                        13,281
11/30/2013               14,409                        13,666
12/31/2013               14,806                        14,027
 1/31/2014               14,296                        13,584
 2/28/2014               14,985                        14,228
 3/31/2014               15,105                        14,303
 4/30/2014               15,069                        14,321
 5/31/2014               15,366                        14,633
 6/30/2014               15,810                        15,000
 7/31/2014               15,404                        14,704
 8/31/2014               16,062                        15,321
 9/30/2014               15,622                        15,002
10/31/2014               16,011                        15,415
11/30/2014               16,345                        15,788
12/31/2014               16,364                        15,788
 1/31/2015               15,852                        15,349
 2/28/2015               16,839                        16,237
 3/31/2015               16,729                        16,072
 4/30/2015               16,775                        16,145
 5/31/2015               16,995                        16,368
 6/30/2015               16,747                        16,094
 7/31/2015               16,858                        16,364
 8/31/2015               15,910                        15,376
 9/30/2015               15,388                        14,928
10/31/2015               16,533                        16,107
11/30/2015               16,644                        16,196
12/31/2015               16,143                        15,864
 1/31/2016               15,194                        14,969
 2/29/2016               15,288                        14,964
 3/31/2016               16,389                        16,017
 4/30/2016               16,502                        16,117
 5/31/2016               16,757                        16,405
 6/30/2016               16,708                        16,439
 7/31/2016               17,391                        17,091
 8/31/2016               17,496                        17,135
 9/30/2016               17,531                        17,162
10/31/2016               17,141                        16,790
11/30/2016               18,188                        17,542
12/31/2016               18,532                        17,884
 1/31/2017               18,859                        18,221
 2/28/2017               19,474                        18,898
 3/31/2017               19,487                        18,911
 4/30/2017               19,661                        19,112
 5/31/2017               19,767                        19,307
 6/30/2017               19,992                        19,481
 7/31/2017               20,331                        19,849
 8/31/2017               20,292                        19,887            Past performance is not predictive of
 9/30/2017               20,956                        20,372            future performance.
10/31/2017               21,414                        20,816            The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2017, all rights
                               24.93%      15.22%      7.91%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2007               $10,000                        $10,000
11/30/2007                 9,429                          9,550
12/31/2007                 9,347                          9,492
 1/31/2008                 8,866                          8,917
 2/29/2008                 8,585                          8,640
 3/31/2008                 8,499                          8,589
 4/30/2008                 8,925                          9,018
 5/31/2008                 9,175                          9,203
 6/30/2008                 8,345                          8,443
 7/31/2008                 8,369                          8,376
 8/31/2008                 8,555                          8,506
 9/30/2008                 7,783                          7,706
10/31/2008                 6,302                          6,340
11/30/2008                 5,732                          5,839
12/31/2008                 5,902                          5,951
 1/31/2009                 5,287                          5,451
 2/28/2009                 4,672                          4,880
 3/31/2009                 5,132                          5,308
 4/30/2009                 5,848                          5,866
 5/31/2009                 6,128                          6,179
 6/30/2009                 6,120                          6,200
 7/31/2009                 6,674                          6,683
 8/31/2009                 6,947                          6,922
 9/30/2009                 7,294                          7,212
10/31/2009                 6,974                          7,026
11/30/2009                 7,290                          7,426
12/31/2009                 7,622                          7,637
 1/31/2010                 7,388                          7,362
 2/28/2010                 7,697                          7,612
 3/31/2010                 8,247                          8,091
 4/30/2010                 8,548                          8,266
 5/31/2010                 7,871                          7,613
 6/30/2010                 7,317                          7,175
 7/31/2010                 7,854                          7,673
 8/31/2010                 7,384                          7,312
 9/30/2010                 8,165                          8,003
10/31/2010                 8,468                          8,315
11/30/2010                 8,602                          8,363
12/31/2010                 9,285                          8,930
 1/31/2011                 9,462                          9,125
 2/28/2011                 9,886                          9,458
 3/31/2011                10,005                          9,500
 4/30/2011                10,234                          9,783
 5/31/2011                10,073                          9,671
 6/30/2011                 9,875                          9,498
 7/31/2011                 9,543                          9,280
 8/31/2011                 8,820                          8,723
 9/30/2011                 7,983                          8,047
10/31/2011                 9,059                          8,973
11/30/2011                 9,025                          8,948
12/31/2011                 9,090                          9,022
 1/31/2012                 9,597                          9,477
 2/29/2012                10,009                          9,878
 3/31/2012                10,250                         10,183
 4/30/2012                10,147                         10,116
 5/31/2012                 9,451                          9,491
 6/30/2012                 9,824                          9,862
 7/31/2012                 9,875                          9,960
 8/31/2012                10,186                         10,209
 9/30/2012                10,496                         10,477
10/31/2012                10,401                         10,296
11/30/2012                10,496                         10,376
12/31/2012                10,733                         10,503
 1/31/2013                11,412                         11,079
 2/28/2013                11,553                         11,226
 3/31/2013                12,038                         11,666
 4/30/2013                12,126                         11,857
 5/31/2013                12,586                         12,137
 6/30/2013                12,466                         11,979
 7/31/2013                13,219                         12,636
 8/31/2013                12,811                         12,283
 9/30/2013                13,359                         12,740
10/31/2013                13,901                         13,281
11/30/2013                14,373                         13,666
12/31/2013                14,786                         14,027
 1/31/2014                14,235                         13,584
 2/28/2014                14,904                         14,228
 3/31/2014                15,077                         14,303
 4/30/2014                15,004                         14,321
 5/31/2014                15,267                         14,633
 6/30/2014                15,750                         15,000
 7/31/2014                15,314                         14,704
 8/31/2014                15,950                         15,321
 9/30/2014                15,443                         15,002
10/31/2014                15,817                         15,415
11/30/2014                16,100                         15,788
12/31/2014                16,164                         15,788
 1/31/2015                15,582                         15,349
 2/28/2015                16,589                         16,237
 3/31/2015                16,510                         16,072
 4/30/2015                16,547                         16,145
 5/31/2015                16,760                         16,368
 6/30/2015                16,536                         16,094
 7/31/2015                16,508                         16,364
 8/31/2015                15,588                         15,376
 9/30/2015                15,028                         14,928
10/31/2015                16,121                         16,107
11/30/2015                16,252                         16,196
12/31/2015                15,668                         15,864
 1/31/2016                14,709                         14,969
 2/29/2016                14,815                         14,964
 3/31/2016                15,894                         16,017
 4/30/2016                16,049                         16,117
 5/31/2016                16,299                         16,405
 6/30/2016                16,216                         16,439
 7/31/2016                16,883                         17,091
 8/31/2016                17,028                         17,135
 9/30/2016                17,069                         17,162
10/31/2016                16,681                         16,790
11/30/2016                17,903                         17,542
12/31/2016                18,265                         17,884
 1/31/2017                18,539                         18,221
 2/28/2017                19,060                         18,898
 3/31/2017                19,018                         18,911
 4/30/2017                19,166                         19,112
 5/31/2017                19,137                         19,307
 6/30/2017                19,427                         19,481
 7/31/2017                19,734                         19,849
 8/31/2017                19,595                         19,887              Past performance is not predictive of
 9/30/2017                20,366                         20,372              future performance.
10/31/2017                20,743                         20,816              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2017, all rights
                                24.36%       14.81%       7.57%              reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2007                $10,000                       $10,000
11/30/2007                  9,351                         9,550
12/31/2007                  9,247                         9,492
 1/31/2008                  8,809                         8,917
 2/29/2008                  8,512                         8,640
 3/31/2008                  8,477                         8,589
 4/30/2008                  8,858                         9,018
 5/31/2008                  9,156                         9,203
 6/30/2008                  8,281                         8,443
 7/31/2008                  8,348                         8,376
 8/31/2008                  8,588                         8,506
 9/30/2008                  7,864                         7,706
10/31/2008                  6,238                         6,340
11/30/2008                  5,554                         5,839
12/31/2008                  5,809                         5,951
 1/31/2009                  5,102                         5,451
 2/28/2009                  4,462                         4,880
 3/31/2009                  4,912                         5,308
 4/30/2009                  5,706                         5,866
 5/31/2009                  5,951                         6,179
 6/30/2009                  5,954                         6,200
 7/31/2009                  6,565                         6,683
 8/31/2009                  6,870                         6,922
 9/30/2009                  7,229                         7,212
10/31/2009                  6,829                         7,026
11/30/2009                  7,084                         7,426
12/31/2009                  7,506                         7,637
 1/31/2010                  7,293                         7,362
 2/28/2010                  7,651                         7,612
 3/31/2010                  8,225                         8,091
 4/30/2010                  8,644                         8,266
 5/31/2010                  7,952                         7,613
 6/30/2010                  7,335                         7,175
 7/31/2010                  7,875                         7,673
 8/31/2010                  7,335                         7,312
 9/30/2010                  8,143                         8,003
10/31/2010                  8,444                         8,315
11/30/2010                  8,650                         8,363
12/31/2010                  9,391                         8,930
 1/31/2011                  9,521                         9,125
 2/28/2011                 10,005                         9,458
 3/31/2011                 10,171                         9,500
 4/30/2011                 10,378                         9,783
 5/31/2011                 10,180                         9,671
 6/30/2011                  9,961                         9,498
 7/31/2011                  9,597                         9,280
 8/31/2011                  8,756                         8,723
 9/30/2011                  7,808                         8,047
10/31/2011                  8,939                         8,973
11/30/2011                  8,895                         8,948
12/31/2011                  8,963                         9,022
 1/31/2012                  9,514                         9,477
 2/29/2012                  9,907                         9,878
 3/31/2012                 10,145                        10,183
 4/30/2012                  9,997                        10,116
 5/31/2012                  9,270                         9,491
 6/30/2012                  9,636                         9,862
 7/31/2012                  9,619                         9,960
 8/31/2012                  9,970                        10,209
 9/30/2012                 10,292                        10,477
10/31/2012                 10,239                        10,296
11/30/2012                 10,363                        10,376
12/31/2012                 10,663                        10,503
 1/31/2013                 11,402                        11,079
 2/28/2013                 11,526                        11,226
 3/31/2013                 12,042                        11,666
 4/30/2013                 12,033                        11,857
 5/31/2013                 12,559                        12,137
 6/30/2013                 12,455                        11,979
 7/31/2013                 13,260                        12,636
 8/31/2013                 12,830                        12,283
 9/30/2013                 13,460                        12,740
10/31/2013                 14,007                        13,281
11/30/2013                 14,545                        13,666
12/31/2013                 14,951                        14,027
 1/31/2014                 14,339                        13,584
 2/28/2014                 15,005                        14,228
 3/31/2014                 15,205                        14,303
 4/30/2014                 15,031                        14,321
 5/31/2014                 15,251                        14,633
 6/30/2014                 15,830                        15,000
 7/31/2014                 15,252                        14,704
 8/31/2014                 15,931                        15,321
 9/30/2014                 15,243                        15,002
10/31/2014                 15,675                        15,415
11/30/2014                 15,777                        15,788
12/31/2014                 15,924                        15,788
 1/31/2015                 15,227                        15,349
 2/28/2015                 16,259                        16,237
 3/31/2015                 16,292                        16,072
 4/30/2015                 16,254                        16,145
 5/31/2015                 16,445                        16,368
 6/30/2015                 16,347                        16,094
 7/31/2015                 16,136                        16,364
 8/31/2015                 15,319                        15,376
 9/30/2015                 14,683                        14,928
10/31/2015                 15,648                        16,107
11/30/2015                 15,879                        16,196
12/31/2015                 15,123                        15,864
 1/31/2016                 14,070                        14,969
 2/29/2016                 14,190                        14,964
 3/31/2016                 15,298                        16,017
 4/30/2016                 15,560                        16,117
 5/31/2016                 15,741                        16,405
 6/30/2016                 15,589                        16,439
 7/31/2016                 16,297                        17,091
 8/31/2016                 16,509                        17,135
 9/30/2016                 16,577                        17,162
10/31/2016                 16,161                        16,790
11/30/2016                 17,835                        17,542
12/31/2016                 18,301                        17,884
 1/31/2017                 18,467                        18,221
 2/28/2017                 18,822                        18,898
 3/31/2017                 18,730                        18,911
 4/30/2017                 18,814                        19,112
 5/31/2017                 18,511                        19,307
 6/30/2017                 18,937                        19,481
 7/31/2017                 19,188                        19,849
 8/31/2017                 18,863                        19,887              Past performance is not predictive of
 9/30/2017                 19,905                        20,372              future performance.
10/31/2017                 20,158                        20,816              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2017, all rights
                                24.73%       14.51%       7.26%              reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                   U.S. Small Cap Portfolio         Russell 2000/R/ Index
                -----------------------------      -----------------------
10/31/2007                 $10,000                        $10,000
11/30/2007                   9,256                          9,282
12/31/2007                   9,237                          9,276
 1/31/2008                   8,598                          8,644
 2/29/2008                   8,321                          8,323
 3/31/2008                   8,351                          8,358
 4/30/2008                   8,614                          8,708
 5/31/2008                   9,025                          9,108
 6/30/2008                   8,217                          8,407
 7/31/2008                   8,476                          8,718
 8/31/2008                   8,783                          9,033
 9/30/2008                   8,080                          8,313
10/31/2008                   6,417                          6,584
11/30/2008                   5,634                          5,805
12/31/2008                   5,911                          6,142
 1/31/2009                   5,257                          5,459
 2/28/2009                   4,622                          4,796
 3/31/2009                   5,098                          5,224
 4/30/2009                   6,044                          6,031
 5/31/2009                   6,258                          6,213
 6/30/2009                   6,420                          6,304
 7/31/2009                   7,087                          6,911
 8/31/2009                   7,340                          7,109
 9/30/2009                   7,798                          7,520
10/31/2009                   7,257                          7,009
11/30/2009                   7,442                          7,229
12/31/2009                   8,059                          7,811
 1/31/2010                   7,814                          7,523
 2/28/2010                   8,196                          7,862
 3/31/2010                   8,867                          8,502
 4/30/2010                   9,469                          8,983
 5/31/2010                   8,730                          8,302
 6/30/2010                   8,032                          7,659
 7/31/2010                   8,610                          8,185
 8/31/2010                   7,954                          7,579
 9/30/2010                   8,992                          8,523
10/31/2010                   9,360                          8,872
11/30/2010                   9,753                          9,180
12/31/2010                  10,533                          9,909
 1/31/2011                  10,543                          9,883
 2/28/2011                  11,134                         10,425
 3/31/2011                  11,453                         10,695
 4/30/2011                  11,724                         10,978
 5/31/2011                  11,488                         10,772
 6/30/2011                  11,304                         10,523
 7/31/2011                  10,909                         10,143
 8/31/2011                   9,930                          9,261
 9/30/2011                   8,827                          8,222
10/31/2011                  10,180                          9,467
11/30/2011                  10,145                          9,432
12/31/2011                  10,201                          9,495
 1/31/2012                  10,887                         10,166
 2/29/2012                  11,200                         10,409
 3/31/2012                  11,493                         10,676
 4/30/2012                  11,334                         10,511
 5/31/2012                  10,598                          9,815
 6/30/2012                  11,045                         10,305
 7/31/2012                  10,955                         10,162
 8/31/2012                  11,340                         10,501
 9/30/2012                  11,710                         10,846
10/31/2012                  11,565                         10,611
11/30/2012                  11,700                         10,667
12/31/2012                  12,077                         11,047
 1/31/2013                  12,834                         11,739
 2/28/2013                  12,962                         11,868
 3/31/2013                  13,588                         12,416
 4/30/2013                  13,476                         12,370
 5/31/2013                  14,169                         12,865
 6/30/2013                  14,153                         12,799
 7/31/2013                  15,173                         13,695
 8/31/2013                  14,660                         13,260
 9/30/2013                  15,569                         14,106
10/31/2013                  16,078                         14,461
11/30/2013                  16,833                         15,040
12/31/2013                  17,175                         15,336
 1/31/2014                  16,471                         14,911
 2/28/2014                  17,225                         15,614
 3/31/2014                  17,317                         15,507
 4/30/2014                  16,807                         14,906
 5/31/2014                  16,901                         15,026
 6/30/2014                  17,704                         15,825
 7/31/2014                  16,643                         14,867
 8/31/2014                  17,432                         15,604
 9/30/2014                  16,492                         14,660
10/31/2014                  17,472                         15,627
11/30/2014                  17,533                         15,641
12/31/2014                  17,937                         16,086
 1/31/2015                  17,194                         15,569
 2/28/2015                  18,329                         16,493
 3/31/2015                  18,653                         16,781
 4/30/2015                  18,220                         16,353
 5/31/2015                  18,538                         16,726
 6/30/2015                  18,725                         16,851
 7/31/2015                  18,488                         16,655
 8/31/2015                  17,562                         15,609
 9/30/2015                  16,890                         14,843
10/31/2015                  17,881                         15,679
11/30/2015                  18,334                         16,189
12/31/2015                  17,348                         15,376
 1/31/2016                  16,247                         14,024
 2/29/2016                  16,418                         14,024
 3/31/2016                  17,667                         15,143
 4/30/2016                  17,832                         15,381
 5/31/2016                  18,059                         15,727
 6/30/2016                  17,966                         15,717
 7/31/2016                  18,864                         16,656
 8/31/2016                  19,147                         16,950
 9/30/2016                  19,224                         17,139
10/31/2016                  18,577                         16,324
11/30/2016                  20,820                         18,144
12/31/2016                  21,429                         18,653
 1/31/2017                  21,429                         18,726
 2/28/2017                  21,682                         19,088
 3/31/2017                  21,640                         19,113
 4/30/2017                  21,831                         19,322
 5/31/2017                  21,285                         18,929
 6/30/2017                  21,839                         19,584
 7/31/2017                  22,011                         19,729
 8/31/2017                  21,502                         19,478             Past performance is not predictive of
 9/30/2017                  23,024                         20,694             future performance.
10/31/2017                  23,260                         20,870             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          ------------------------------------------------------------        Investment Group 1995-2017, all rights
                                25.21%       15.00%       8.81%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                             [CHART]

                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/31/2007                 $10,000                         $10,000
11/30/2007                   9,158                           9,282
12/31/2007                   9,153                           9,276
 1/31/2008                   8,453                           8,644
 2/29/2008                   8,188                           8,323
 3/31/2008                   8,214                           8,358
 4/30/2008                   8,384                           8,708
 5/31/2008                   8,717                           9,108
 6/30/2008                   7,928                           8,407
 7/31/2008                   8,283                           8,718
 8/31/2008                   8,563                           9,033
 9/30/2008                   7,932                           8,313
10/31/2008                   6,289                           6,584
11/30/2008                   5,482                           5,805
12/31/2008                   5,792                           6,142
 1/31/2009                   5,102                           5,459
 2/28/2009                   4,433                           4,796
 3/31/2009                   4,858                           5,224
 4/30/2009                   5,702                           6,031
 5/31/2009                   5,898                           6,213
 6/30/2009                   6,060                           6,304
 7/31/2009                   6,655                           6,911
 8/31/2009                   6,837                           7,109
 9/30/2009                   7,231                           7,520
10/31/2009                   6,705                           7,009
11/30/2009                   6,824                           7,229
12/31/2009                   7,417                           7,811
 1/31/2010                   7,200                           7,523
 2/28/2010                   7,516                           7,862
 3/31/2010                   8,123                           8,502
 4/30/2010                   8,713                           8,983
 5/31/2010                   8,067                           8,302
 6/30/2010                   7,483                           7,659
 7/31/2010                   8,018                           8,185
 8/31/2010                   7,378                           7,579
 9/30/2010                   8,275                           8,523
10/31/2010                   8,634                           8,872
11/30/2010                   9,001                           9,180
12/31/2010                   9,738                           9,909
 1/31/2011                   9,632                           9,883
 2/28/2011                  10,198                          10,425
 3/31/2011                  10,529                          10,695
 4/30/2011                  10,706                          10,978
 5/31/2011                  10,500                          10,772
 6/30/2011                  10,274                          10,523
 7/31/2011                   9,998                          10,143
 8/31/2011                   9,105                           9,261
 9/30/2011                   8,142                           8,222
10/31/2011                   9,398                           9,467
11/30/2011                   9,341                           9,432
12/31/2011                   9,421                           9,495
 1/31/2012                  10,077                          10,166
 2/29/2012                  10,269                          10,409
 3/31/2012                  10,576                          10,676
 4/30/2012                  10,426                          10,511
 5/31/2012                   9,699                           9,815
 6/30/2012                  10,196                          10,305
 7/31/2012                  10,103                          10,162
 8/31/2012                  10,418                          10,501
 9/30/2012                  10,854                          10,846
10/31/2012                  10,632                          10,611
11/30/2012                  10,733                          10,667
12/31/2012                  11,140                          11,047
 1/31/2013                  11,773                          11,739
 2/28/2013                  11,903                          11,868
 3/31/2013                  12,483                          12,416
 4/30/2013                  12,384                          12,370
 5/31/2013                  13,025                          12,865
 6/30/2013                  13,084                          12,799
 7/31/2013                  14,054                          13,695
 8/31/2013                  13,565                          13,260
 9/30/2013                  14,522                          14,106
10/31/2013                  15,027                          14,461
11/30/2013                  15,861                          15,040
12/31/2013                  16,160                          15,336
 1/31/2014                  15,445                          14,911
 2/28/2014                  16,096                          15,614
 3/31/2014                  16,253                          15,507
 4/30/2014                  15,698                          14,906
 5/31/2014                  15,714                          15,026
 6/30/2014                  16,396                          15,825
 7/31/2014                  15,438                          14,867
 8/31/2014                  16,138                          15,604
 9/30/2014                  15,219                          14,660
10/31/2014                  16,211                          15,627
11/30/2014                  16,090                          15,641
12/31/2014                  16,633                          16,086
 1/31/2015                  15,817                          15,569
 2/28/2015                  16,770                          16,493
 3/31/2015                  17,153                          16,781
 4/30/2015                  16,818                          16,353
 5/31/2015                  17,050                          16,726
 6/30/2015                  17,327                          16,851
 7/31/2015                  16,905                          16,655
 8/31/2015                  16,156                          15,609
 9/30/2015                  15,459                          14,843
10/31/2015                  16,391                          15,679
11/30/2015                  16,857                          16,189
12/31/2015                  16,030                          15,376
 1/31/2016                  14,941                          14,024
 2/29/2016                  15,105                          14,024
 3/31/2016                  16,174                          15,143
 4/30/2016                  16,349                          15,381
 5/31/2016                  16,523                          15,727
 6/30/2016                  16,494                          15,717
 7/31/2016                  17,322                          16,656
 8/31/2016                  17,597                          16,950
 9/30/2016                  17,725                          17,139
10/31/2016                  17,099                          16,324
11/30/2016                  19,353                          18,144
12/31/2016                  20,139                          18,653
 1/31/2017                  19,850                          18,726
 2/28/2017                  19,984                          19,088
 3/31/2017                  20,018                          19,113
 4/30/2017                  20,337                          19,322
 5/31/2017                  19,728                          18,929
 6/30/2017                  20,462                          19,584
 7/31/2017                  20,558                          19,729            Past performance is not predictive of
 8/31/2017                  20,113                          19,478            future performance.
 9/30/2017                  21,801                          20,694            The returns shown do not reflect the
10/31/2017                  22,043                          20,870            deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          ------------------------------------------------------------        Investment Group 1995-2017, all rights
                                28.91%       15.70%       8.22%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
MAY 16, 2017-OCTOBER 31, 2017

                                      [CHART]


                    U.S. High Relative
                  Profitability Portfolio   Russell 1000/R/ Index
                 ------------------------    -------------------
        5/16/17          $10,000                  $10,000
        5/31/17           10,210                   10,054
        6/30/17           10,186                   10,124
        7/31/17           10,376                   10,325
        8/31/17           10,436                   10,357
        9/30/17           10,703                   10,578
       10/31/17           10,984                   10,820
                                                                     Past performance is not predictive of
                                                                     future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
            AVERAGE ANNUAL                       SINCE               redemption of fund shares.
            TOTAL RETURN                       INCEPTION             Russell data copyright (C) Russell
            --------------------------------------------------       Investment Group 1995-2017, all rights
                                                 9.84%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

             DFA REAL ESTATE SECURITIES PORTFOLIO VS.
             S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
             OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/31/2007          $10,000                $10,000              $10,000
11/30/2007            8,980                  9,582                9,028
12/31/2007            8,454                  9,515                8,548
 1/31/2008            8,458                  8,944                8,507
 2/29/2008            8,136                  8,654                8,186
 3/31/2008            8,648                  8,616                8,730
 4/30/2008            9,158                  9,036                9,269
 5/31/2008            9,176                  9,154                9,289
 6/30/2008            8,169                  8,382                8,260
 7/31/2008            8,405                  8,311                8,499
 8/31/2008            8,613                  8,432                8,691
 9/30/2008            8,595                  7,680                8,655
10/31/2008            5,885                  6,390                5,852
11/30/2008            4,523                  5,932                4,415
12/31/2008            5,295                  5,995                5,197
 1/31/2009            4,355                  5,490                4,257
 2/28/2009            3,442                  4,905                3,327
 3/31/2009            3,564                  5,335                3,434
 4/30/2009            4,680                  5,845                4,561
 5/31/2009            4,801                  6,172                4,678
 6/30/2009            4,653                  6,185                4,514
 7/31/2009            5,141                  6,652                4,985
 8/31/2009            5,836                  6,892                5,715
 9/30/2009            6,227                  7,150                6,115
10/31/2009            5,943                  7,017                5,837
11/30/2009            6,351                  7,438                6,239
12/31/2009            6,787                  7,581                6,676
 1/31/2010            6,433                  7,309                6,294
 2/28/2010            6,787                  7,535                6,652
 3/31/2010            7,477                  7,990                7,331
 4/30/2010            8,003                  8,116                7,849
 5/31/2010            7,576                  7,468                7,427
 6/30/2010            7,184                  7,077                7,028
 7/31/2010            7,892                  7,573                7,723
 8/31/2010            7,793                  7,231                7,620
 9/30/2010            8,130                  7,876                7,957
10/31/2010            8,511                  8,176                8,325
11/30/2010            8,343                  8,177                8,163
12/31/2010            8,733                  8,724                8,550
 1/31/2011            9,041                  8,930                8,854
 2/28/2011            9,450                  9,236                9,258
 3/31/2011            9,308                  9,240                9,123
 4/30/2011            9,847                  9,514                9,664
 5/31/2011            9,980                  9,406                9,814
 6/30/2011            9,652                  9,249                9,485
 7/31/2011            9,810                  9,061                9,657
 8/31/2011            9,283                  8,569                9,128
 9/30/2011            8,263                  7,966                8,106
10/31/2011            9,455                  8,837                9,297
11/30/2011            9,097                  8,818                8,931
12/31/2011            9,515                  8,908                9,351
 1/31/2012           10,116                  9,307                9,952
 2/29/2012           10,009                  9,709                9,841
 3/31/2012           10,524                 10,029               10,357
 4/30/2012           10,825                  9,966               10,668
 5/31/2012           10,330                  9,367               10,182
 6/30/2012           10,913                  9,753               10,745
 7/31/2012           11,128                  9,888               10,949
 8/31/2012           11,112                 10,111               10,920
 9/30/2012           10,904                 10,372               10,705
10/31/2012           10,821                 10,181               10,607
11/30/2012           10,783                 10,240               10,554
12/31/2012           11,178                 10,333               10,952
 1/31/2013           11,573                 10,869               11,324
 2/28/2013           11,700                 11,016               11,418
 3/31/2013           12,022                 11,429               11,723
 4/30/2013           12,834                 11,649               12,529
 5/31/2013           12,069                 11,922               11,778
 6/30/2013           11,844                 11,762               11,571
 7/31/2013           11,947                 12,360               11,660
 8/31/2013           11,106                 12,002               10,861
 9/30/2013           11,452                 12,379               11,207
10/31/2013           11,933                 12,948               11,664
11/30/2013           11,297                 13,342               11,024
12/31/2013           11,333                 13,680               11,085
 1/31/2014           11,814                 13,207               11,535
 2/28/2014           12,413                 13,811               12,126
 3/31/2014           12,494                 13,927               12,232
 4/30/2014           12,946                 14,030               12,682
 5/31/2014           13,253                 14,360               12,995
 6/30/2014           13,391                 14,656               13,107
 7/31/2014           13,400                 14,454               13,134
 8/31/2014           13,780                 15,032               13,500
 9/30/2014           12,952                 14,822               12,714
10/31/2014           14,296                 15,184               14,077
11/30/2014           14,593                 15,592               14,374
12/31/2014           14,860                 15,553               14,632
 1/31/2015           15,884                 15,086               15,611
 2/28/2015           15,295                 15,953               15,052
 3/31/2015           15,566                 15,701               15,322
 4/30/2015           14,651                 15,851               14,434
 5/31/2015           14,614                 16,055               14,429
 6/30/2015           13,974                 15,744               13,790
 7/31/2015           14,776                 16,074               14,608
 8/31/2015           13,878                 15,104               13,752
 9/30/2015           14,318                 14,731               14,216
10/31/2015           15,138                 15,973               15,045
11/30/2015           15,056                 16,021               14,962
12/31/2015           15,341                 15,768               15,288
 1/31/2016           14,822                 14,985               14,685
 2/29/2016           14,772                 14,965               14,553
 3/31/2016           16,296                 15,980               16,070
 4/30/2016           15,889                 16,042               15,600
 5/31/2016           16,240                 16,330               15,913
 6/30/2016           17,383                 16,373               16,942
 7/31/2016           18,124                 16,976               17,683
 8/31/2016           17,511                 17,000               17,085
 9/30/2016           17,181                 17,003               16,733
10/31/2016           16,181                 16,693               15,791
11/30/2016           15,889                 17,312               15,577
12/31/2016           16,627                 17,654               16,309
 1/31/2017           16,603                 17,989               16,169
 2/28/2017           17,157                 18,703               16,735
 3/31/2017           16,759                 18,725               16,264
 4/30/2017           16,773                 18,917               16,226
 5/31/2017           16,691                 19,183               16,136
 6/30/2017           17,042                 19,303               16,531
 7/31/2017           17,257                 19,700               16,682
 8/31/2017           17,277                 19,760               16,550            Past performance is not predictive of
 9/30/2017           17,222                 20,168               16,594            future performance.
10/31/2017           17,129                 20,638               16,413            The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
            AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN           YEAR         YEARS        YEARS                 Copyright 2017 S&P Dow Jones Indices
            --------------------------------------------------------------         LLC, a division of S&P Global. All rights
                                   5.86%        9.62%        5.53%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/31/2007                $10,000                      $10,000
11/30/2007                  9,643                        9,609
12/31/2007                  9,418                        9,428
 1/31/2008                  8,705                        8,578
 2/29/2008                  8,697                        8,734
 3/31/2008                  8,667                        8,609
 4/30/2008                  9,126                        9,088
 5/31/2008                  9,317                        9,225
 6/30/2008                  8,575                        8,508
 7/31/2008                  8,263                        8,205
 8/31/2008                  7,910                        7,888
 9/30/2008                  6,948                        6,749
10/31/2008                  5,483                        5,345
11/30/2008                  5,154                        5,055
12/31/2008                  5,515                        5,322
 1/31/2009                  4,895                        4,825
 2/28/2009                  4,403                        4,337
 3/31/2009                  4,742                        4,623
 4/30/2009                  5,281                        5,219
 5/31/2009                  6,019                        5,879
 6/30/2009                  5,935                        5,818
 7/31/2009                  6,505                        6,364
 8/31/2009                  6,760                        6,669
 9/30/2009                  7,048                        6,944
10/31/2009                  6,865                        6,833
11/30/2009                  7,120                        7,002
12/31/2009                  7,205                        7,113
 1/31/2010                  6,832                        6,780
 2/28/2010                  6,878                        6,773
 3/31/2010                  7,311                        7,209
 4/30/2010                  7,169                        7,102
 5/31/2010                  6,387                        6,318
 6/30/2010                  6,284                        6,227
 7/31/2010                  6,932                        6,802
 8/31/2010                  6,694                        6,599
 9/30/2010                  7,353                        7,232
10/31/2010                  7,619                        7,489
11/30/2010                  7,286                        7,172
12/31/2010                  7,871                        7,750
 1/31/2011                  8,049                        7,917
 2/28/2011                  8,365                        8,210
 3/31/2011                  8,174                        8,046
 4/30/2011                  8,641                        8,484
 5/31/2011                  8,396                        8,232
 6/30/2011                  8,277                        8,115
 7/31/2011                  8,108                        7,981
 8/31/2011                  7,428                        7,307
 9/30/2011                  6,610                        6,573
10/31/2011                  7,249                        7,212
11/30/2011                  7,067                        6,879
12/31/2011                  6,905                        6,804
 1/31/2012                  7,322                        7,171
 2/29/2012                  7,677                        7,565
 3/31/2012                  7,664                        7,509
 4/30/2012                  7,516                        7,382
 5/31/2012                  6,684                        6,540
 6/30/2012                  7,127                        6,969
 7/31/2012                  7,148                        7,056
 8/31/2012                  7,390                        7,257
 9/30/2012                  7,610                        7,477
10/31/2012                  7,677                        7,530
11/30/2012                  7,832                        7,688
12/31/2012                  8,130                        7,920
 1/31/2013                  8,460                        8,310
 2/28/2013                  8,346                        8,227
 3/31/2013                  8,459                        8,292
 4/30/2013                  8,824                        8,670
 5/31/2013                  8,591                        8,476
 6/30/2013                  8,339                        8,158
 7/31/2013                  8,798                        8,592
 8/31/2013                  8,669                        8,482
 9/30/2013                  9,282                        9,081
10/31/2013                  9,584                        9,386
11/30/2013                  9,636                        9,443
12/31/2013                  9,813                        9,586
 1/31/2014                  9,374                        9,199
 2/28/2014                  9,926                        9,701
 3/31/2014                  9,898                        9,657
 4/30/2014                 10,060                        9,809
 5/31/2014                 10,200                        9,961
 6/30/2014                 10,341                       10,103
 7/31/2014                 10,102                        9,923
 8/31/2014                 10,146                        9,931
 9/30/2014                  9,714                        9,523
10/31/2014                  9,629                        9,371
11/30/2014                  9,656                        9,487
12/31/2014                  9,299                        9,171
 1/31/2015                  9,299                        9,139
 2/28/2015                  9,864                        9,685
 3/31/2015                  9,692                        9,523
 4/30/2015                 10,128                        9,935
 5/31/2015                 10,092                        9,849
 6/30/2015                  9,807                        9,569
 7/31/2015                  9,885                        9,721
 8/31/2015                  9,187                        9,013
 9/30/2015                  8,758                        8,558
10/31/2015                  9,331                        9,201
11/30/2015                  9,244                        9,055
12/31/2015                  9,033                        8,893
 1/31/2016                  8,534                        8,280
 2/29/2016                  8,295                        8,165
 3/31/2016                  8,873                        8,719
 4/30/2016                  9,109                        8,999
 5/31/2016                  9,058                        8,898
 6/30/2016                  8,846                        8,627
 7/31/2016                  9,218                        9,052
 8/31/2016                  9,269                        9,060
 9/30/2016                  9,394                        9,170
10/31/2016                  9,210                        8,992
11/30/2016                  9,082                        8,848
12/31/2016                  9,318                        9,137
 1/31/2017                  9,655                        9,409
 2/28/2017                  9,741                        9,517
 3/31/2017                 10,012                        9,759
 4/30/2017                 10,241                        9,967
 5/31/2017                 10,565                       10,299
 6/30/2017                 10,621                       10,308
 7/31/2017                 10,929                       10,615
 8/31/2017                 10,954                       10,613
 9/30/2017                 11,221                       10,888           Past performance is not predictive of
10/31/2017                 11,400                       11,037           future performance.
                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      YEARS             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                23.79%      8.23%      1.32%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/31/2007               $10,000                          $10,000
11/30/2007                 9,451                            9,609
12/31/2007                 9,206                            9,428
 1/31/2008                 8,512                            8,578
 2/29/2008                 8,525                            8,734
 3/31/2008                 8,565                            8,609
 4/30/2008                 8,919                            9,088
 5/31/2008                 9,066                            9,225
 6/30/2008                 8,223                            8,508
 7/31/2008                 7,897                            8,205
 8/31/2008                 7,598                            7,888
 9/30/2008                 6,629                            6,749
10/31/2008                 5,126                            5,345
11/30/2008                 4,817                            5,055
12/31/2008                 5,154                            5,322
 1/31/2009                 4,595                            4,825
 2/28/2009                 4,112                            4,337
 3/31/2009                 4,459                            4,623
 4/30/2009                 5,130                            5,219
 5/31/2009                 5,906                            5,879
 6/30/2009                 5,856                            5,818
 7/31/2009                 6,438                            6,364
 8/31/2009                 6,796                            6,669
 9/30/2009                 7,126                            6,944
10/31/2009                 6,911                            6,833
11/30/2009                 7,094                            7,002
12/31/2009                 7,179                            7,113
 1/31/2010                 6,875                            6,780
 2/28/2010                 6,882                            6,773
 3/31/2010                 7,396                            7,209
 4/30/2010                 7,360                            7,102
 5/31/2010                 6,495                            6,318
 6/30/2010                 6,387                            6,227
 7/31/2010                 7,062                            6,802
 8/31/2010                 6,775                            6,599
 9/30/2010                 7,499                            7,232
10/31/2010                 7,773                            7,489
11/30/2010                 7,463                            7,172
12/31/2010                 8,178                            7,750
 1/31/2011                 8,388                            7,917
 2/28/2011                 8,672                            8,210
 3/31/2011                 8,520                            8,046
 4/30/2011                 8,978                            8,484
 5/31/2011                 8,702                            8,232
 6/30/2011                 8,548                            8,115
 7/31/2011                 8,356                            7,981
 8/31/2011                 7,618                            7,307
 9/30/2011                 6,730                            6,573
10/31/2011                 7,346                            7,212
11/30/2011                 7,123                            6,879
12/31/2011                 6,942                            6,804
 1/31/2012                 7,452                            7,171
 2/29/2012                 7,834                            7,565
 3/31/2012                 7,833                            7,509
 4/30/2012                 7,660                            7,382
 5/31/2012                 6,744                            6,540
 6/30/2012                 7,157                            6,969
 7/31/2012                 7,150                            7,056
 8/31/2012                 7,402                            7,257
 9/30/2012                 7,665                            7,477
10/31/2012                 7,749                            7,530
11/30/2012                 7,880                            7,688
12/31/2012                 8,243                            7,920
 1/31/2013                 8,598                            8,310
 2/28/2013                 8,506                            8,227
 3/31/2013                 8,608                            8,292
 4/30/2013                 8,941                            8,670
 5/31/2013                 8,740                            8,476
 6/30/2013                 8,473                            8,158
 7/31/2013                 9,000                            8,592
 8/31/2013                 8,905                            8,482
 9/30/2013                 9,587                            9,081
10/31/2013                 9,918                            9,386
11/30/2013                 9,965                            9,443
12/31/2013                10,174                            9,586
 1/31/2014                 9,832                            9,199
 2/28/2014                10,412                            9,701
 3/31/2014                10,390                            9,657
 4/30/2014                10,510                            9,809
 5/31/2014                10,622                            9,961
 6/30/2014                10,788                           10,103
 7/31/2014                10,497                            9,923
 8/31/2014                10,537                            9,931
 9/30/2014                10,010                            9,523
10/31/2014                 9,863                            9,371
11/30/2014                 9,839                            9,487
12/31/2014                 9,565                            9,171
 1/31/2015                 9,533                            9,139
 2/28/2015                10,146                            9,685
 3/31/2015                 9,960                            9,523
 4/30/2015                10,451                            9,935
 5/31/2015                10,467                            9,849
 6/30/2015                10,219                            9,569
 7/31/2015                10,227                            9,721
 8/31/2015                 9,597                            9,013
 9/30/2015                 9,180                            8,558
10/31/2015                 9,755                            9,201
11/30/2015                 9,713                            9,055
12/31/2015                 9,545                            8,893
 1/31/2016                 8,958                            8,280
 2/29/2016                 8,774                            8,165
 3/31/2016                 9,459                            8,719
 4/30/2016                 9,728                            8,999
 5/31/2016                 9,694                            8,898
 6/30/2016                 9,372                            8,627
 7/31/2016                 9,850                            9,052
 8/31/2016                 9,901                            9,060
 9/30/2016                10,093                            9,170
10/31/2016                 9,913                            8,992
11/30/2016                 9,793                            8,848
12/31/2016                10,055                            9,137
 1/31/2017                10,460                            9,409
 2/28/2017                10,555                            9,517
 3/31/2017                10,812                            9,759
 4/30/2017                11,097                            9,967
 5/31/2017                11,408                           10,299
 6/30/2017                11,502                           10,308
 7/31/2017                11,912                           10,615             Past performance is not predictive of
 8/31/2017                11,965                           10,613             future performance.
 9/30/2017                12,299                           10,888             The returns shown do not reflect the
10/31/2017                12,492                           11,037             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS               redemption of fund shares.
          ------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                26.02%       10.02%       2.25%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                           Portfolio                Cap Index (net dividends)
                  ---------------------------      --------------------------
 10/31/2007                  $10,000                        $10,000
 11/30/2007                    9,269                          9,178
 12/31/2007                    8,960                          8,909
  1/31/2008                    8,278                          8,045
  2/29/2008                    8,488                          8,427
  3/31/2008                    8,499                          8,334
  4/30/2008                    8,680                          8,537
  5/31/2008                    8,910                          8,710
  6/30/2008                    8,250                          8,037
  7/31/2008                    7,853                          7,632
  8/31/2008                    7,543                          7,350
  9/30/2008                    6,400                          6,057
 10/31/2008                    4,901                          4,562
 11/30/2008                    4,648                          4,341
 12/31/2008                    5,029                          4,630
  1/31/2009                    4,632                          4,361
  2/28/2009                    4,210                          3,963
  3/31/2009                    4,488                          4,217
  4/30/2009                    5,083                          4,867
  5/31/2009                    5,840                          5,588
  6/30/2009                    5,902                          5,655
  7/31/2009                    6,344                          6,109
  8/31/2009                    6,747                          6,580
  9/30/2009                    7,106                          6,950
 10/31/2009                    6,976                          6,843
 11/30/2009                    7,071                          6,896
 12/31/2009                    7,139                          6,983
  1/31/2010                    7,029                          6,891
  2/28/2010                    7,019                          6,852
  3/31/2010                    7,520                          7,361
  4/30/2010                    7,636                          7,507
  5/31/2010                    6,732                          6,605
  6/30/2010                    6,716                          6,543
  7/31/2010                    7,330                          7,104
  8/31/2010                    7,112                          6,919
  9/30/2010                    7,894                          7,704
 10/31/2010                    8,204                          8,022
 11/30/2010                    7,975                          7,812
 12/31/2010                    8,846                          8,695
  1/31/2011                    8,955                          8,740
  2/28/2011                    9,227                          8,989
  3/31/2011                    9,213                          8,981
  4/30/2011                    9,651                          9,426
  5/31/2011                    9,383                          9,165
  6/30/2011                    9,193                          8,967
  7/31/2011                    9,104                          8,918
  8/31/2011                    8,391                          8,213
  9/30/2011                    7,399                          7,270
 10/31/2011                    7,964                          7,860
 11/30/2011                    7,713                          7,466
 12/31/2011                    7,489                          7,320
  1/31/2012                    8,127                          7,925
  2/29/2012                    8,538                          8,374
  3/31/2012                    8,571                          8,318
  4/30/2012                    8,469                          8,275
  5/31/2012                    7,483                          7,303
  6/30/2012                    7,776                          7,555
  7/31/2012                    7,754                          7,613
  8/31/2012                    8,023                          7,832
  9/30/2012                    8,357                          8,203
 10/31/2012                    8,412                          8,243
 11/30/2012                    8,484                          8,285
 12/31/2012                    8,901                          8,600
  1/31/2013                    9,292                          9,014
  2/28/2013                    9,286                          9,046
  3/31/2013                    9,455                          9,222
  4/30/2013                    9,706                          9,490
  5/31/2013                    9,494                          9,267
  6/30/2013                    9,242                          8,901
  7/31/2013                    9,854                          9,457
  8/31/2013                    9,820                          9,440
  9/30/2013                   10,629                         10,233
 10/31/2013                   10,991                         10,535
 11/30/2013                   11,042                         10,549
 12/31/2013                   11,344                         10,797
  1/31/2014                   11,143                         10,610
  2/28/2014                   11,840                         11,212
  3/31/2014                   11,822                         11,170
  4/30/2014                   11,828                         11,135
  5/31/2014                   11,904                         11,275
  6/30/2014                   12,125                         11,531
  7/31/2014                   11,739                         11,232
  8/31/2014                   11,816                         11,260
  9/30/2014                   11,098                         10,577
 10/31/2014                   10,871                         10,310
 11/30/2014                   10,764                         10,299
 12/31/2014                   10,629                         10,220
  1/31/2015                   10,541                         10,129
  2/28/2015                   11,217                         10,778
  3/31/2015                   11,042                         10,632
  4/30/2015                   11,662                         11,173
  5/31/2015                   11,799                         11,240
  6/30/2015                   11,620                         11,074
  7/31/2015                   11,545                         11,058
  8/31/2015                   11,060                         10,565
  9/30/2015                   10,693                         10,185
 10/31/2015                   11,230                         10,790
 11/30/2015                   11,242                         10,766
 12/31/2015                   11,257                         10,778
  1/31/2016                   10,525                          9,958
  2/29/2016                   10,459                         10,011
  3/31/2016                   11,300                         10,843
  4/30/2016                   11,563                         11,185
  5/31/2016                   11,629                         11,199
  6/30/2016                   11,172                         10,704
  7/31/2016                   11,817                         11,340
  8/31/2016                   11,810                         11,245
  9/30/2016                   12,159                         11,560
 10/31/2016                   11,839                         11,217
 11/30/2016                   11,626                         10,940
 12/31/2016                   11,910                         11,243
  1/31/2017                   12,407                         11,648
  2/28/2017                   12,607                         11,872
  3/31/2017                   12,910                         12,099
  4/30/2017                   13,331                         12,527
  5/31/2017                   13,724                         12,938
  6/30/2017                   13,862                         12,980
  7/31/2017                   14,347                         13,437              Past performance is not predictive of
  8/31/2017                   14,424                         13,550              future performance.
  9/30/2017                   14,829                         13,922              The returns shown do not reflect the
 10/31/2017                   14,982                         14,118              deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  26.54%        12.24%       4.13%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL SMALL COMPANY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD SMALL CAP INDEX (NET DIVIDENDS)
JANUARY 18, 2017-OCTOBER 31, 2017

                                      [CHART]


                     Global Small           MSCI All Country World
                  Company Portfolio    Small Cap Index (net dividends)
                 ------------------    -------------------------------
       1/18/17        $10,000                     $10,000
       1/31/17         10,100                      10,072
       2/28/17         10,280                      10,318
       3/31/17         10,400                      10,415
       4/30/17         10,570                      10,614
       5/31/17         10,550                      10,682
       6/30/17         10,740                      10,839
       7/31/17         10,970                      11,100
       8/31/17         10,890                      11,119
       9/30/17         11,380                      11,508
      10/31/17         11,530                      11,701
                                                                          Past performance is not predictive of
                                                                          future performance.
                                                                          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
            AVERAGE ANNUAL                          SINCE                 would pay on fund distributions or the
            TOTAL RETURN                          INCEPTION               redemption of fund shares.
            ------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                                   15.30%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/31/2007                $10,000                       $10,000
11/30/2007                  9,767                         9,580
12/31/2007                  9,150                         9,006
 1/31/2008                  8,897                         8,564
 2/29/2008                  8,821                         8,658
 3/31/2008                  8,994                         8,661
 4/30/2008                  9,058                         8,768
 5/31/2008                  9,388                         9,039
 6/30/2008                  8,942                         8,484
 7/31/2008                  8,693                         8,206
 8/31/2008                  8,212                         7,843
 9/30/2008                  7,673                         7,077
10/31/2008                  7,114                         6,330
11/30/2008                  7,298                         6,589
12/31/2008                  8,041                         7,102
 1/31/2009                  7,489                         6,730
 2/28/2009                  6,511                         5,845
 3/31/2009                  6,812                         6,051
 4/30/2009                  7,083                         6,361
 5/31/2009                  7,954                         7,139
 6/30/2009                  8,480                         7,593
 7/31/2009                  8,656                         7,784
 8/31/2009                  9,110                         8,220
 9/30/2009                  9,012                         8,187
10/31/2009                  8,685                         7,888
11/30/2009                  8,333                         7,606
12/31/2009                  8,298                         7,464
 1/31/2010                  8,408                         7,625
 2/28/2010                  8,567                         7,770
 3/31/2010                  9,003                         8,123
 4/30/2010                  9,265                         8,343
 5/31/2010                  8,489                         7,764
 6/30/2010                  8,620                         7,799
 7/31/2010                  8,768                         7,893
 8/31/2010                  8,528                         7,726
 9/30/2010                  8,904                         8,042
10/31/2010                  8,713                         7,976
11/30/2010                  8,929                         8,131
12/31/2010                  9,751                         8,952
 1/31/2011                  9,968                         9,058
 2/28/2011                 10,427                         9,423
 3/31/2011                  9,776                         8,841
 4/30/2011                  9,726                         8,849
 5/31/2011                  9,565                         8,718
 6/30/2011                 10,040                         9,042
 7/31/2011                 10,404                         9,418
 8/31/2011                 10,122                         9,033
 9/30/2011                 10,067                         9,041
10/31/2011                  9,547                         8,708
11/30/2011                  9,703                         8,472
12/31/2011                  9,652                         8,604
 1/31/2012                 10,259                         8,957
 2/29/2012                 10,271                         9,054
 3/31/2012                 10,562                         9,296
 4/30/2012                 10,341                         9,161
 5/31/2012                  9,475                         8,401
 6/30/2012                  9,977                         8,759
 7/31/2012                  9,639                         8,622
 8/31/2012                  9,639                         8,573
 9/30/2012                  9,777                         8,810
10/31/2012                  9,566                         8,619
11/30/2012                  9,700                         8,679
12/31/2012                 10,054                         8,949
 1/31/2013                 10,369                         9,284
 2/28/2013                 10,620                         9,599
 3/31/2013                 11,431                        10,374
 4/30/2013                 12,036                        11,056
 5/31/2013                 11,052                        10,180
 6/30/2013                 11,148                        10,152
 7/31/2013                 11,412                        10,318
 8/31/2013                 11,155                        10,178
 9/30/2013                 12,410                        11,337
10/31/2013                 12,442                        11,291
11/30/2013                 12,345                        11,216
12/31/2013                 12,433                        11,306
 1/31/2014                 12,300                        11,273
 2/28/2014                 12,247                        11,023
 3/31/2014                 12,307                        11,051
 4/30/2014                 12,121                        10,846
 5/31/2014                 12,433                        11,202
 6/30/2014                 13,308                        11,995
 7/31/2014                 13,222                        12,059
 8/31/2014                 13,348                        11,973
 9/30/2014                 12,930                        11,573
10/31/2014                 12,691                        11,263
11/30/2014                 12,214                        11,136
12/31/2014                 12,317                        11,253
 1/31/2015                 12,613                        11,630
 2/28/2015                 13,132                        12,049
 3/31/2015                 13,294                        12,282
 4/30/2015                 13,617                        12,512
 5/31/2015                 13,752                        12,660
 6/30/2015                 14,035                        12,844
 7/31/2015                 13,947                        12,795
 8/31/2015                 13,516                        12,357
 9/30/2015                 13,105                        11,913
10/31/2015                 13,786                        12,708
11/30/2015                 14,089                        12,870
12/31/2015                 14,040                        12,977
 1/31/2016                 13,329                        12,151
 2/29/2016                 12,858                        12,025
 3/31/2016                 13,698                        12,775
 4/30/2016                 13,869                        13,331
 5/31/2016                 14,218                        13,335
 6/30/2016                 14,149                        13,255
 7/31/2016                 14,908                        13,966
 8/31/2016                 14,559                        13,472
 9/30/2016                 15,434                        14,198
10/31/2016                 15,721                        14,387
11/30/2016                 15,215                        13,711
12/31/2016                 15,326                        13,959
 1/31/2017                 15,995                        14,486
 2/28/2017                 16,538                        14,931
 3/31/2017                 16,615                        14,904
 4/30/2017                 16,803                        15,159
 5/31/2017                 17,430                        15,716
 6/30/2017                 17,820                        15,864
 7/31/2017                 18,377                        16,287
 8/31/2017                 18,774                        16,590
 9/30/2017                 19,192                        16,853
10/31/2017                 19,896                        17,430            Past performance is not predictive of
                                                                           future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                26.56%       15.77%      7.12%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                        Asia Pacific Small      MSCI Pacific ex Japan Small Cap
                        Company Portfolio           Index (net dividends)
              -------------------------------  --------------------------------
10/31/2007                  $10,000                        $10,000
11/30/2007                    9,337                          9,197
12/31/2007                    9,174                          9,070
 1/31/2008                    8,250                          7,855
 2/29/2008                    8,500                          8,321
 3/31/2008                    8,087                          7,796
 4/30/2008                    8,649                          8,318
 5/31/2008                    9,026                          8,408
 6/30/2008                    8,134                          7,467
 7/31/2008                    7,653                          7,124
 8/31/2008                    7,115                          6,545
 9/30/2008                    5,893                          5,267
10/31/2008                    3,931                          3,407
11/30/2008                    3,554                          3,035
12/31/2008                    3,941                          3,388
 1/31/2009                    3,454                          3,015
 2/28/2009                    3,263                          2,827
 3/31/2009                    3,769                          3,233
 4/30/2009                    4,331                          3,811
 5/31/2009                    5,450                          4,725
 6/30/2009                    5,489                          4,858
 7/31/2009                    6,280                          5,560
 8/31/2009                    6,567                          5,846
 9/30/2009                    7,076                          6,335
10/31/2009                    7,231                          6,487
11/30/2009                    7,568                          6,674
12/31/2009                    7,766                          6,940
 1/31/2010                    7,343                          6,496
 2/28/2010                    7,471                          6,578
 3/31/2010                    8,085                          7,120
 4/30/2010                    8,192                          7,319
 5/31/2010                    7,057                          6,214
 6/30/2010                    6,968                          6,179
 7/31/2010                    7,739                          6,807
 8/31/2010                    7,728                          6,792
 9/30/2010                    8,901                          7,812
10/31/2010                    9,281                          8,159
11/30/2010                    9,154                          8,050
12/31/2010                   10,050                          8,862
 1/31/2011                    9,832                          8,604
 2/28/2011                    9,892                          8,651
 3/31/2011                   10,100                          8,917
 4/30/2011                   10,524                          9,278
 5/31/2011                   10,212                          9,065
 6/30/2011                    9,865                          8,743
 7/31/2011                   10,025                          8,872
 8/31/2011                    9,323                          8,255
 9/30/2011                    7,583                          6,754
10/31/2011                    8,762                          7,860
11/30/2011                    8,526                          7,324
12/31/2011                    8,027                          7,090
 1/31/2012                    8,855                          7,826
 2/29/2012                    9,524                          8,434
 3/31/2012                    9,381                          8,170
 4/30/2012                    9,342                          8,214
 5/31/2012                    8,175                          7,148
 6/30/2012                    8,344                          7,248
 7/31/2012                    8,465                          7,486
 8/31/2012                    8,746                          7,606
 9/30/2012                    9,177                          8,011
10/31/2012                    9,383                          8,176
11/30/2012                    9,512                          8,257
12/31/2012                    9,955                          8,464
 1/31/2013                   10,452                          8,912
 2/28/2013                   10,494                          9,018
 3/31/2013                   10,540                          9,041
 4/30/2013                   10,360                          8,969
 5/31/2013                    9,588                          8,309
 6/30/2013                    8,911                          7,598
 7/31/2013                    9,346                          7,902
 8/31/2013                    9,417                          7,971
 9/30/2013                   10,076                          8,584
10/31/2013                   10,364                          8,734
11/30/2013                    9,997                          8,365
12/31/2013                   10,119                          8,405
 1/31/2014                    9,640                          8,016
 2/28/2014                   10,193                          8,447
 3/31/2014                   10,342                          8,603
 4/30/2014                   10,363                          8,659
 5/31/2014                   10,372                          8,730
 6/30/2014                   10,446                          8,777
 7/31/2014                   10,664                          8,968
 8/31/2014                   10,829                          9,037
 9/30/2014                    9,828                          8,207
10/31/2014                    9,967                          8,304
11/30/2014                    9,571                          8,041
12/31/2014                    9,289                          7,839
 1/31/2015                    9,069                          7,685
 2/28/2015                    9,510                          8,058
 3/31/2015                    9,372                          7,912
 4/30/2015                   10,125                          8,366
 5/31/2015                   10,235                          8,325
 6/30/2015                    9,510                          7,726
 7/31/2015                    9,046                          7,377
 8/31/2015                    8,270                          6,690
 9/30/2015                    8,150                          6,551
10/31/2015                    8,752                          7,086
11/30/2015                    8,720                          7,027
12/31/2015                    8,959                          7,146
 1/31/2016                    8,309                          6,525
 2/29/2016                    8,428                          6,685
 3/31/2016                    9,432                          7,457
 4/30/2016                    9,556                          7,590
 5/31/2016                    9,451                          7,464
 6/30/2016                    9,604                          7,515
 7/31/2016                   10,264                          8,070
 8/31/2016                   10,187                          8,010
 9/30/2016                   10,489                          8,178
10/31/2016                   10,168                          7,834
11/30/2016                    9,968                          7,708
12/31/2016                    9,855                          7,681
 1/31/2017                   10,301                          7,929
 2/28/2017                   10,589                          8,155
 3/31/2017                   10,768                          8,275
 4/30/2017                   10,658                          8,242
 5/31/2017                   10,643                          8,293
 6/30/2017                   11,040                          8,549
 7/31/2017                   11,388                          8,759
 8/31/2017                   11,507                          8,859
 9/30/2017                   11,507                          8,913
10/31/2017                   11,765                          9,146                 Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2017, all
                                  15.70%        4.63%        1.64%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                  [CHART]


               United Kingdom Small Company        MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
              ------------------------------     -----------------------
10/31/2007                $10,000                        $10,000
11/30/2007                  8,839                          8,843
12/31/2007                  8,371                          8,399
 1/31/2008                  7,805                          7,723
 2/29/2008                  7,915                          7,985
 3/31/2008                  7,883                          7,884
 4/30/2008                  8,014                          8,031
 5/31/2008                  8,035                          8,069
 6/30/2008                  7,393                          7,517
 7/31/2008                  7,130                          7,217
 8/31/2008                  7,010                          7,029
 9/30/2008                  5,926                          5,736
10/31/2008                  4,334                          4,145
11/30/2008                  4,024                          3,760
12/31/2008                  3,932                          3,665
 1/31/2009                  3,837                          3,645
 2/28/2009                  3,678                          3,524
 3/31/2009                  3,835                          3,728
 4/30/2009                  4,638                          4,585
 5/31/2009                  5,111                          5,069
 6/30/2009                  5,133                          5,105
 7/31/2009                  5,577                          5,574
 8/31/2009                  6,009                          6,112
 9/30/2009                  6,184                          6,253
10/31/2009                  6,190                          6,262
11/30/2009                  6,168                          6,197
12/31/2009                  6,295                          6,350
 1/31/2010                  6,232                          6,320
 2/28/2010                  6,018                          6,037
 3/31/2010                  6,519                          6,569
 4/30/2010                  6,756                          6,832
 5/31/2010                  5,989                          6,010
 6/30/2010                  6,102                          6,036
 7/31/2010                  6,924                          6,762
 8/31/2010                  6,666                          6,579
 9/30/2010                  7,376                          7,304
10/31/2010                  7,760                          7,615
11/30/2010                  7,376                          7,298
12/31/2010                  8,125                          8,061
 1/31/2011                  8,242                          8,139
 2/28/2011                  8,487                          8,354
 3/31/2011                  8,325                          8,210
 4/30/2011                  9,061                          8,962
 5/31/2011                  9,002                          8,849
 6/30/2011                  8,715                          8,551
 7/31/2011                  8,653                          8,527
 8/31/2011                  7,787                          7,657
 9/30/2011                  6,999                          6,850
10/31/2011                  7,738                          7,598
11/30/2011                  7,500                          7,303
12/31/2011                  7,264                          7,060
 1/31/2012                  7,903                          7,776
 2/29/2012                  8,549                          8,498
 3/31/2012                  8,729                          8,526
 4/30/2012                  8,877                          8,671
 5/31/2012                  7,874                          7,597
 6/30/2012                  8,257                          7,959
 7/31/2012                  8,394                          8,103
 8/31/2012                  8,850                          8,532
 9/30/2012                  9,303                          8,988
10/31/2012                  9,504                          9,174
11/30/2012                  9,562                          9,177
12/31/2012                 10,085                          9,599
 1/31/2013                 10,261                          9,852
 2/28/2013                 10,351                          9,907
 3/31/2013                 10,657                         10,174
 4/30/2013                 10,924                         10,428
 5/31/2013                 11,020                         10,569
 6/30/2013                 10,778                         10,188
 7/31/2013                 11,685                         11,037
 8/31/2013                 11,765                         11,188
 9/30/2013                 12,556                         12,028
10/31/2013                 13,003                         12,451
11/30/2013                 13,295                         12,744
12/31/2013                 14,024                         13,360
 1/31/2014                 13,689                         13,076
 2/28/2014                 14,912                         14,344
 3/31/2014                 14,450                         13,827
 4/30/2014                 14,208                         13,496
 5/31/2014                 14,190                         13,522
 6/30/2014                 14,174                         13,490
 7/31/2014                 13,728                         13,109
 8/31/2014                 13,931                         13,247
 9/30/2014                 13,135                         12,469
10/31/2014                 13,099                         12,390
11/30/2014                 12,996                         12,394
12/31/2014                 13,202                         12,598
 1/31/2015                 12,899                         12,255
 2/28/2015                 14,107                         13,465
 3/31/2015                 13,370                         12,845
 4/30/2015                 14,211                         13,669
 5/31/2015                 14,921                         14,296
 6/30/2015                 14,876                         14,314
 7/31/2015                 14,904                         14,416
 8/31/2015                 14,271                         13,849
 9/30/2015                 13,837                         13,338
10/31/2015                 14,334                         13,929
11/30/2015                 14,310                         13,816
12/31/2015                 14,150                         13,669
 1/31/2016                 13,026                         12,342
 2/29/2016                 12,789                         12,213
 3/31/2016                 13,552                         13,074
 4/30/2016                 13,618                         13,249
 5/31/2016                 13,831                         13,631
 6/30/2016                 12,084                         11,693
 7/31/2016                 12,736                         12,366
 8/31/2016                 13,005                         12,573
 9/30/2016                 13,018                         12,680
10/31/2016                 12,011                         11,716
11/30/2016                 12,294                         11,978
12/31/2016                 12,529                         12,240
 1/31/2017                 12,926                         12,519
 2/28/2017                 13,118                         12,812
 3/31/2017                 13,452                         13,017
 4/30/2017                 14,467                         14,061
 5/31/2017                 14,621                         14,345
 6/30/2017                 14,326                         14,021
 7/31/2017                 14,883                         14,633
 8/31/2017                 14,609                         14,469
 9/30/2017                 15,367                         15,202            Past performance is not predictive of
10/31/2017                 15,528                         15,480            future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                29.28%       10.32%       4.50%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/31/2007                   $10,000                         $10,000
11/30/2007                     9,258                           9,285
12/31/2007                     9,073                           9,096
 1/31/2008                     8,208                           8,001
 2/29/2008                     8,558                           8,485
 3/31/2008                     8,828                           8,658
 4/30/2008                     8,929                           8,806
 5/31/2008                     9,098                           8,943
 6/30/2008                     8,328                           8,116
 7/31/2008                     7,886                           7,655
 8/31/2008                     7,667                           7,446
 9/30/2008                     6,330                           5,905
10/31/2008                     4,640                           4,243
11/30/2008                     4,276                           3,891
12/31/2008                     4,722                           4,251
 1/31/2009                     4,185                           3,869
 2/28/2009                     3,822                           3,529
 3/31/2009                     4,096                           3,802
 4/30/2009                     4,763                           4,593
 5/31/2009                     5,456                           5,278
 6/30/2009                     5,386                           5,211
 7/31/2009                     5,813                           5,679
 8/31/2009                     6,297                           6,261
 9/30/2009                     6,835                           6,861
10/31/2009                     6,640                           6,674
11/30/2009                     6,839                           6,811
12/31/2009                     6,815                           6,842
 1/31/2010                     6,700                           6,751
 2/28/2010                     6,558                           6,559
 3/31/2010                     7,042                           7,091
 4/30/2010                     6,975                           7,046
 5/31/2010                     5,981                           5,956
 6/30/2010                     5,939                           5,867
 7/31/2010                     6,651                           6,570
 8/31/2010                     6,344                           6,258
 9/30/2010                     7,221                           7,223
10/31/2010                     7,626                           7,687
11/30/2010                     7,032                           7,104
12/31/2010                     7,945                           8,099
 1/31/2011                     8,167                           8,282
 2/28/2011                     8,303                           8,422
 3/31/2011                     8,584                           8,707
 4/30/2011                     9,159                           9,315
 5/31/2011                     8,846                           8,960
 6/30/2011                     8,559                           8,670
 7/31/2011                     8,072                           8,144
 8/31/2011                     7,244                           7,293
 9/30/2011                     6,147                           6,198
10/31/2011                     6,780                           6,877
11/30/2011                     6,327                           6,339
12/31/2011                     6,080                           6,124
 1/31/2012                     6,655                           6,731
 2/29/2012                     7,077                           7,248
 3/31/2012                     7,091                           7,189
 4/30/2012                     6,924                           7,069
 5/31/2012                     5,977                           6,100
 6/30/2012                     6,234                           6,400
 7/31/2012                     6,172                           6,378
 8/31/2012                     6,447                           6,656
 9/30/2012                     6,787                           7,014
10/31/2012                     6,905                           7,135
11/30/2012                     6,991                           7,244
12/31/2012                     7,413                           7,635
 1/31/2013                     7,973                           8,256
 2/28/2013                     7,891                           8,231
 3/31/2013                     7,714                           8,020
 4/30/2013                     8,025                           8,331
 5/31/2013                     8,174                           8,520
 6/30/2013                     7,901                           8,141
 7/31/2013                     8,586                           8,881
 8/31/2013                     8,596                           8,865
 9/30/2013                     9,343                           9,623
10/31/2013                     9,874                          10,202
11/30/2013                    10,050                          10,384
12/31/2013                    10,329                          10,653
 1/31/2014                    10,265                          10,565
 2/28/2014                    11,164                          11,488
 3/31/2014                    11,218                          11,498
 4/30/2014                    11,320                          11,546
 5/31/2014                    11,364                          11,676
 6/30/2014                    11,263                          11,562
 7/31/2014                    10,599                          10,880
 8/31/2014                    10,470                          10,793
 9/30/2014                     9,907                          10,198
10/31/2014                     9,609                           9,865
11/30/2014                     9,838                          10,154
12/31/2014                     9,525                           9,911
 1/31/2015                     9,585                           9,934
 2/28/2015                    10,242                          10,667
 3/31/2015                    10,193                          10,560
 4/30/2015                    10,735                          11,124
 5/31/2015                    10,745                          11,051
 6/30/2015                    10,514                          10,789
 7/31/2015                    10,807                          11,190
 8/31/2015                    10,398                          10,757
 9/30/2015                    10,028                          10,393
10/31/2015                    10,509                          10,988
11/30/2015                    10,489                          10,959
12/31/2015                    10,616                          11,121
 1/31/2016                     9,895                          10,242
 2/29/2016                     9,875                          10,278
 3/31/2016                    10,714                          11,199
 4/30/2016                    10,932                          11,339
 5/31/2016                    10,953                          11,388
 6/30/2016                    10,352                          10,648
 7/31/2016                    11,029                          11,339
 8/31/2016                    11,169                          11,436
 9/30/2016                    11,444                          11,710
10/31/2016                    11,108                          11,275
11/30/2016                    10,689                          10,816
12/31/2016                    11,239                          11,388
 1/31/2017                    11,732                          11,833
 2/28/2017                    11,851                          11,968
 3/31/2017                    12,360                          12,465
 4/30/2017                    13,117                          13,232
 5/31/2017                    13,839                          13,945
 6/30/2017                    13,839                          13,876
 7/31/2017                    14,364                          14,505
 8/31/2017                    14,395                          14,629
 9/30/2017                    14,876                          15,129              Past performance is not predictive of
10/31/2017                    14,849                          15,134              future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE           TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS         YEARS               redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  33.68%        16.55%        4.03%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
           S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
           OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                --------------------------        ----------------------------
10/31/2007                $10,000                          $10,000
11/30/2007                  9,267                            9,204
12/31/2007                  8,809                            8,841
 1/31/2008                  8,449                            8,322
 2/29/2008                  8,408                            8,425
 3/31/2008                  8,428                            8,344
 4/30/2008                  8,480                            8,492
 5/31/2008                  8,160                            8,145
 6/30/2008                  7,296                            7,323
 7/31/2008                  7,066                            7,124
 8/31/2008                  6,825                            6,916
 9/30/2008                  6,324                            6,213
10/31/2008                  4,369                            4,427
11/30/2008                  4,066                            4,131
12/31/2008                  4,235                            4,257
 1/31/2009                  3,793                            3,851
 2/28/2009                  3,287                            3,350
 3/31/2009                  3,513                            3,548
 4/30/2009                  3,869                            3,954
 5/31/2009                  4,386                            4,394
 6/30/2009                  4,483                            4,498
 7/31/2009                  4,882                            4,900
 8/31/2009                  5,421                            5,497
 9/30/2009                  5,765                            5,870
10/31/2009                  5,647                            5,778
11/30/2009                  5,712                            5,782
12/31/2009                  5,803                            5,881
 1/31/2010                  5,586                            5,690
 2/28/2010                  5,610                            5,668
 3/31/2010                  5,803                            5,865
 4/30/2010                  5,851                            5,934
 5/31/2010                  5,237                            5,282
 6/30/2010                  5,249                            5,303
 7/31/2010                  5,863                            5,880
 8/31/2010                  5,875                            5,897
 9/30/2010                  6,441                            6,463
10/31/2010                  6,718                            6,727
11/30/2010                  6,296                            6,314
12/31/2010                  6,853                            6,875
 1/31/2011                  6,880                            6,874
 2/28/2011                  7,166                            7,151
 3/31/2011                  7,180                            7,169
 4/30/2011                  7,631                            7,614
 5/31/2011                  7,590                            7,572
 6/30/2011                  7,535                            7,498
 7/31/2011                  7,412                            7,391
 8/31/2011                  7,112                            7,085
 9/30/2011                  6,197                            6,212
10/31/2011                  6,689                            6,722
11/30/2011                  6,552                            6,445
12/31/2011                  6,321                            6,283
 1/31/2012                  6,754                            6,690
 2/29/2012                  6,985                            6,959
 3/31/2012                  7,072                            6,985
 4/30/2012                  7,216                            7,153
 5/31/2012                  6,798                            6,687
 6/30/2012                  7,245                            7,144
 7/31/2012                  7,577                            7,532
 8/31/2012                  7,692                            7,603
 9/30/2012                  7,866                            7,805
10/31/2012                  8,183                            8,093
11/30/2012                  8,241                            8,149
12/31/2012                  8,433                            8,289
 1/31/2013                  8,564                            8,502
 2/28/2013                  8,629                            8,578
 3/31/2013                  8,972                            8,904
 4/30/2013                  9,445                            9,371
 5/31/2013                  8,580                            8,525
 6/30/2013                  8,270                            8,165
 7/31/2013                  8,303                            8,182
 8/31/2013                  7,993                            7,895
 9/30/2013                  8,678                            8,571
10/31/2013                  8,939                            8,825
11/30/2013                  8,662                            8,551
12/31/2013                  8,625                            8,485
 1/31/2014                  8,470                            8,332
 2/28/2014                  8,969                            8,794
 3/31/2014                  8,951                            8,762
 4/30/2014                  9,329                            9,112
 5/31/2014                  9,604                            9,385
 6/30/2014                  9,810                            9,623
 7/31/2014                  9,793                            9,639
 8/31/2014                  9,965                            9,798
 9/30/2014                  9,312                            9,140
10/31/2014                  9,673                            9,426
11/30/2014                  9,707                            9,518
12/31/2014                  9,583                            9,413
 1/31/2015                  9,948                            9,726
 2/28/2015                 10,113                            9,902
 3/31/2015                  9,839                            9,617
 4/30/2015                 10,058                            9,829
 5/31/2015                  9,784                            9,555
 6/30/2015                  9,564                            9,314
 7/31/2015                  9,637                            9,416
 8/31/2015                  9,107                            8,886
 9/30/2015                  9,180                            8,914
10/31/2015                  9,637                            9,430
11/30/2015                  9,345                            9,133
12/31/2015                  9,236                            9,080
 1/31/2016                  9,087                            8,833
 2/29/2016                  9,273                            9,122
 3/31/2016                 10,036                            9,861
 4/30/2016                 10,371                           10,203
 5/31/2016                 10,092                            9,903
 6/30/2016                 10,222                            9,990
 7/31/2016                 10,688                           10,469
 8/31/2016                 10,427                           10,233
 9/30/2016                 10,427                           10,217
10/31/2016                  9,738                            9,551
11/30/2016                  9,273                            9,099
12/31/2016                  9,520                            9,363
 1/31/2017                  9,642                            9,451
 2/28/2017                  9,824                            9,655
 3/31/2017                  9,925                            9,702
 4/30/2017                 10,108                            9,878
 5/31/2017                 10,270                           10,075
 6/30/2017                 10,128                            9,953
 7/31/2017                 10,472                           10,264
 8/31/2017                 10,472                           10,276                Past performance is not predictive of
 9/30/2017                 10,351                           10,171                future performance.
10/31/2017                 10,270                           10,095                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS        YEARS                 Copyright 2017 S&P Dow Jones Indices
           --------------------------------------------------------------         LLC, a division of S&P Global. All rights
                                  5.46%        4.65%        0.27%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

               DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
               S&P GLOBAL REIT INDEX (NET DIVIDENDS)
               JUNE 4, 2008-OCTOBER 31, 2017

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/04/2008                   $10,000                         $10,000
 6/30/2008                     9,000                           8,970
 7/31/2008                     9,020                           8,995
 8/31/2008                     9,000                           8,979
 9/30/2008                     8,710                           8,552
10/31/2008                     6,040                           5,939
11/30/2008                     5,040                           4,955
12/31/2008                     5,632                           5,465
 1/31/2009                     4,817                           4,698
 2/28/2009                     3,982                           3,887
 3/31/2009                     4,186                           4,070
 4/30/2009                     5,051                           4,921
 5/31/2009                     5,438                           5,235
 6/30/2009                     5,408                           5,208
 7/31/2009                     5,937                           5,716
 8/31/2009                     6,670                           6,460
 9/30/2009                     7,108                           6,889
10/31/2009                     6,874                           6,673
11/30/2009                     7,159                           6,897
12/31/2009                     7,471                           7,199
 1/31/2010                     7,133                           6,884
 2/28/2010                     7,362                           7,066
 3/31/2010                     7,875                           7,557
 4/30/2010                     8,202                           7,887
 5/31/2010                     7,591                           7,270
 6/30/2010                     7,373                           7,054
 7/31/2010                     8,158                           7,772
 8/31/2010                     8,115                           7,722
 9/30/2010                     8,649                           8,231
10/31/2010                     9,031                           8,595
11/30/2010                     8,682                           8,264
12/31/2010                     9,249                           8,789
 1/31/2011                     9,448                           8,947
 2/28/2011                     9,856                           9,334
 3/31/2011                     9,786                           9,258
 4/30/2011                    10,370                           9,804
 5/31/2011                    10,428                           9,853
 6/30/2011                    10,195                           9,617
 7/31/2011                    10,218                           9,647
 8/31/2011                     9,728                           9,153
 9/30/2011                     8,583                           8,093
10/31/2011                     9,588                           9,052
11/30/2011                     9,296                           8,693
12/31/2011                     9,417                           8,843
 1/31/2012                    10,020                           9,412
 2/29/2012                    10,092                           9,489
 3/31/2012                    10,454                           9,791
 4/30/2012                    10,719                          10,055
 5/31/2012                    10,176                           9,518
 6/30/2012                    10,791                          10,090
 7/31/2012                    11,105                          10,413
 8/31/2012                    11,153                          10,448
 9/30/2012                    11,117                          10,424
10/31/2012                    11,249                          10,520
11/30/2012                    11,249                          10,526
12/31/2012                    11,599                          10,822
 1/31/2013                    11,921                          11,170
 2/28/2013                    12,037                          11,290
 3/31/2013                    12,423                          11,651
 4/30/2013                    13,182                          12,361
 5/31/2013                    12,230                          11,472
 6/30/2013                    11,921                          11,139
 7/31/2013                    11,998                          11,213
 8/31/2013                    11,316                          10,573
 9/30/2013                    11,908                          11,121
10/31/2013                    12,346                          11,548
11/30/2013                    11,805                          11,041
12/31/2013                    11,804                          11,010
 1/31/2014                    12,005                          11,195
 2/28/2014                    12,659                          11,773
 3/31/2014                    12,699                          11,783
 4/30/2014                    13,180                          12,205
 5/31/2014                    13,527                          12,519
 6/30/2014                    13,714                          12,718
 7/31/2014                    13,714                          12,724
 8/31/2014                    14,048                          13,028
 9/30/2014                    13,166                          12,200
10/31/2014                    14,195                          13,084
11/30/2014                    14,395                          13,289
12/31/2014                    14,489                          13,381
 1/31/2015                    15,321                          14,107
 2/28/2015                    15,057                          13,878
 3/31/2015                    15,071                          13,866
 4/30/2015                    14,628                          13,456
 5/31/2015                    14,447                          13,286
 6/30/2015                    13,934                          12,771
 7/31/2015                    14,461                          13,264
 8/31/2015                    13,615                          12,462
 9/30/2015                    13,934                          12,702
10/31/2015                    14,683                          13,423
11/30/2015                    14,475                          13,210
12/31/2015                    14,589                          13,323
 1/31/2016                    14,191                          12,894
 2/29/2016                    14,262                          13,015
 3/31/2016                    15,626                          14,247
 4/30/2016                    15,555                          14,194
 5/31/2016                    15,626                          14,226
 6/30/2016                    16,421                          14,885
 7/31/2016                    17,131                          15,561
 8/31/2016                    16,606                          15,049
 9/30/2016                    16,407                          14,851
10/31/2016                    15,398                          13,944
11/30/2016                    14,958                          13,559
12/31/2016                    15,546                          14,092
 1/31/2017                    15,591                          14,103
 2/28/2017                    16,040                          14,544
 3/31/2017                    15,845                          14,295
 4/30/2017                    15,950                          14,384
 5/31/2017                    15,995                          14,401
 6/30/2017                    16,129                          14,535
 7/31/2017                    16,458                          14,797
 8/31/2017                    16,503                          14,760             Past performance is not predictive of
 9/30/2017                    16,369                          14,700             future performance.
10/31/2017                    16,294                          14,545             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS       INCEPTION               Copyright 2017 S&P Dow Jones Indices
           --------------------------------------------------------------        LLC, a division of S&P Global. All rights
                                 5.82%       7.69%         5.33%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/31/2007                 $10,000                          $10,000
11/30/2007                   9,188                            9,178
12/31/2007                   8,900                            8,909
 1/31/2008                   8,313                            8,045
 2/29/2008                   8,496                            8,427
 3/31/2008                   8,574                            8,334
 4/30/2008                   8,720                            8,537
 5/31/2008                   8,912                            8,710
 6/30/2008                   8,133                            8,037
 7/31/2008                   7,772                            7,632
 8/31/2008                   7,522                            7,350
 9/30/2008                   6,439                            6,057
10/31/2008                   5,038                            4,562
11/30/2008                   4,758                            4,341
12/31/2008                   5,191                            4,630
 1/31/2009                   4,753                            4,361
 2/28/2009                   4,231                            3,963
 3/31/2009                   4,507                            4,217
 4/30/2009                   5,238                            4,867
 5/31/2009                   5,959                            5,588
 6/30/2009                   5,939                            5,655
 7/31/2009                   6,492                            6,109
 8/31/2009                   7,055                            6,580
 9/30/2009                   7,387                            6,950
10/31/2009                   7,124                            6,843
11/30/2009                   7,158                            6,896
12/31/2009                   7,242                            6,983
 1/31/2010                   7,103                            6,891
 2/28/2010                   7,035                            6,852
 3/31/2010                   7,607                            7,361
 4/30/2010                   7,702                            7,507
 5/31/2010                   6,666                            6,605
 6/30/2010                   6,532                            6,543
 7/31/2010                   7,167                            7,104
 8/31/2010                   6,833                            6,919
 9/30/2010                   7,600                            7,704
10/31/2010                   7,837                            8,022
11/30/2010                   7,614                            7,812
12/31/2010                   8,553                            8,695
 1/31/2011                   8,732                            8,740
 2/28/2011                   8,985                            8,989
 3/31/2011                   9,030                            8,981
 4/30/2011                   9,418                            9,426
 5/31/2011                   9,095                            9,165
 6/30/2011                   8,896                            8,967
 7/31/2011                   8,725                            8,918
 8/31/2011                   7,895                            8,213
 9/30/2011                   6,964                            7,270
10/31/2011                   7,494                            7,860
11/30/2011                   7,252                            7,466
12/31/2011                   7,059                            7,320
 1/31/2012                   7,766                            7,925
 2/29/2012                   8,228                            8,374
 3/31/2012                   8,239                            8,318
 4/30/2012                   8,010                            8,275
 5/31/2012                   6,991                            7,303
 6/30/2012                   7,336                            7,555
 7/31/2012                   7,315                            7,613
 8/31/2012                   7,584                            7,832
 9/30/2012                   7,938                            8,203
10/31/2012                   8,012                            8,243
11/30/2012                   8,123                            8,285
12/31/2012                   8,630                            8,600
 1/31/2013                   9,073                            9,014
 2/28/2013                   9,127                            9,046
 3/31/2013                   9,313                            9,222
 4/30/2013                   9,577                            9,490
 5/31/2013                   9,388                            9,267
 6/30/2013                   9,103                            8,901
 7/31/2013                   9,781                            9,457
 8/31/2013                   9,661                            9,440
 9/30/2013                  10,597                           10,233
10/31/2013                  11,040                           10,535
11/30/2013                  11,057                           10,549
12/31/2013                  11,425                           10,797
 1/31/2014                  11,268                           10,610
 2/28/2014                  12,042                           11,212
 3/31/2014                  12,121                           11,170
 4/30/2014                  12,071                           11,135
 5/31/2014                  12,166                           11,275
 6/30/2014                  12,357                           11,531
 7/31/2014                  11,923                           11,232
 8/31/2014                  12,002                           11,260
 9/30/2014                  11,303                           10,577
10/31/2014                  11,055                           10,310
11/30/2014                  10,975                           10,299
12/31/2014                  10,855                           10,220
 1/31/2015                  10,785                           10,129
 2/28/2015                  11,590                           10,778
 3/31/2015                  11,363                           10,632
 4/30/2015                  11,935                           11,173
 5/31/2015                  12,122                           11,240
 6/30/2015                  11,953                           11,074
 7/31/2015                  11,806                           11,058
 8/31/2015                  11,302                           10,565
 9/30/2015                  10,851                           10,185
10/31/2015                  11,421                           10,790
11/30/2015                  11,333                           10,766
12/31/2015                  11,288                           10,778
 1/31/2016                  10,454                            9,958
 2/29/2016                  10,364                           10,011
 3/31/2016                  11,197                           10,843
 4/30/2016                  11,579                           11,185
 5/31/2016                  11,488                           11,199
 6/30/2016                  10,843                           10,704
 7/31/2016                  11,624                           11,340
 8/31/2016                  11,667                           11,245
 9/30/2016                  11,986                           11,560
10/31/2016                  11,888                           11,217
11/30/2016                  11,820                           10,940
12/31/2016                  12,192                           11,243
 1/31/2017                  12,717                           11,648
 2/28/2017                  12,884                           11,872
 3/31/2017                  13,134                           12,099
 4/30/2017                  13,467                           12,527
 5/31/2017                  13,717                           12,938
 6/30/2017                  13,966                           12,980
 7/31/2017                  14,493                           13,437
 8/31/2017                  14,564                           13,550
 9/30/2017                  15,027                           13,922                Past performance is not predictive of
10/31/2017                  15,156                           14,118                future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE           TEN                 would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS         YEARS                redemption of fund shares.
           ----------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  27.49%        13.60%        4.25%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2017

                                     [CHART]


                     International Vector          MSCI World ex USA
                       Equity Portfolio          Index (net dividends)
                    ----------------------       ---------------------
 8/14/2008                  $10,000                     $10,000
 8/31/2008                   10,050                      10,052
 9/30/2008                    8,750                       8,601
10/31/2008                    6,740                       6,812
11/30/2008                    6,340                       6,442
12/31/2008                    6,798                       6,782
 1/31/2009                    6,065                       6,149
 2/28/2009                    5,392                       5,527
 3/31/2009                    5,903                       5,891
 4/30/2009                    6,919                       6,650
 5/31/2009                    7,985                       7,491
 6/30/2009                    7,932                       7,414
 7/31/2009                    8,715                       8,110
 8/31/2009                    9,274                       8,499
 9/30/2009                    9,740                       8,849
10/31/2009                    9,404                       8,707
11/30/2009                    9,608                       8,923
12/31/2009                    9,715                       9,065
 1/31/2010                    9,377                       8,640
 2/28/2010                    9,357                       8,631
 3/31/2010                   10,099                       9,187
 4/30/2010                   10,120                       9,050
 5/31/2010                    8,870                       8,051
 6/30/2010                    8,736                       7,935
 7/31/2010                    9,659                       8,668
 8/31/2010                    9,254                       8,409
 9/30/2010                   10,289                       9,216
10/31/2010                   10,684                       9,544
11/30/2010                   10,300                       9,140
12/31/2010                   11,397                       9,876
 1/31/2011                   11,660                      10,089
 2/28/2011                   12,050                      10,463
 3/31/2011                   11,881                      10,253
 4/30/2011                   12,482                      10,812
 5/31/2011                   12,071                      10,491
 6/30/2011                   11,823                      10,342
 7/31/2011                   11,545                      10,171
 8/31/2011                   10,519                       9,311
 9/30/2011                    9,260                       8,376
10/31/2011                   10,045                       9,191
11/30/2011                    9,733                       8,766
12/31/2011                    9,464                       8,670
 1/31/2012                   10,238                       9,138
 2/29/2012                   10,780                       9,641
 3/31/2012                   10,780                       9,570
 4/30/2012                   10,514                       9,407
 5/31/2012                    9,219                       8,335
 6/30/2012                    9,745                       8,881
 7/31/2012                    9,700                       8,991
 8/31/2012                   10,038                       9,248
 9/30/2012                   10,435                       9,529
10/31/2012                   10,537                       9,595
11/30/2012                   10,706                       9,797
12/31/2012                   11,253                      10,093
 1/31/2013                   11,755                      10,590
 2/28/2013                   11,652                      10,484
 3/31/2013                   11,784                      10,567
 4/30/2013                   12,218                      11,049
 5/31/2013                   11,944                      10,801
 6/30/2013                   11,564                      10,397
 7/31/2013                   12,305                      10,950
 8/31/2013                   12,213                      10,809
 9/30/2013                   13,183                      11,573
10/31/2013                   13,648                      11,961
11/30/2013                   13,682                      12,034
12/31/2013                   13,989                      12,215
 1/31/2014                   13,612                      11,722
 2/28/2014                   14,448                      12,362
 3/31/2014                   14,414                      12,306
 4/30/2014                   14,555                      12,501
 5/31/2014                   14,685                      12,694
 6/30/2014                   14,923                      12,874
 7/31/2014                   14,493                      12,645
 8/31/2014                   14,553                      12,655
 9/30/2014                   13,757                      12,135
10/31/2014                   13,505                      11,942
11/30/2014                   13,445                      12,089
12/31/2014                   13,112                      11,687
 1/31/2015                   13,015                      11,646
 2/28/2015                   13,893                      12,342
 3/31/2015                   13,649                      12,135
 4/30/2015                   14,356                      12,661
 5/31/2015                   14,393                      12,551
 6/30/2015                   14,064                      12,194
 7/31/2015                   13,990                      12,387
 8/31/2015                   13,186                      11,485
 9/30/2015                   12,594                      10,905
10/31/2015                   13,351                      11,726
11/30/2015                   13,289                      11,539
12/31/2015                   13,112                      11,332
 1/31/2016                   12,248                      10,552
 2/29/2016                   12,047                      10,405
 3/31/2016                   13,002                      11,111
 4/30/2016                   13,429                      11,468
 5/31/2016                   13,379                      11,339
 6/30/2016                   12,867                      10,994
 7/31/2016                   13,568                      11,535
 8/31/2016                   13,670                      11,546
 9/30/2016                   13,972                      11,686
10/31/2016                   13,780                      11,459
11/30/2016                   13,627                      11,275
12/31/2016                   14,009                      11,644
 1/31/2017                   14,603                      11,990
 2/28/2017                   14,732                      12,129
 3/31/2017                   15,083                      12,436
 4/30/2017                   15,483                      12,701
 5/31/2017                   15,870                      13,124
 6/30/2017                   16,041                      13,137
 7/31/2017                   16,655                      13,528
 8/31/2017                   16,734                      13,524
 9/30/2017                   17,228                      13,875           Past performance is not predictive of
10/31/2017                   17,477                      14,065           future performance.
                                                                          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE          SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS       INCEPTION           redemption of fund shares.
         -----------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              26.83%      10.65%        6.25%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MAY 16, 2017-OCTOBER 31, 2017

                                          [CHART]

                International High Relative      MSCI World ex USA Index
                  Profitability Portfolio            (net dividends)
                ----------------------------    -------------------------
   5/16/2017               $10,000                       $10,000
   5/31/2017                10,050                        10,017
   6/30/2017                10,038                        10,026
   7/31/2017                10,219                        10,324
   8/31/2017                10,329                        10,322             Past performance is not predictive of
   9/30/2017                10,577                        10,590             future performance.
  10/31/2017                10,738                        10,734             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
             AVERAGE ANNUAL                            SINCE                 would pay on fund distributions or the
             TOTAL RETURN                            INCEPTION               redemption of fund shares.
             --------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                                       7.38%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2017

                                     [CHART]


                      World Ex U.S.        MSCI All Country World
                    Value Portfolio      ex USA Index (net dividends)
                   -----------------     ----------------------------
 8/23/2010              $10,000                   $10,000
 8/31/2010                9,890                     9,920
 9/30/2010               10,980                    10,906
10/31/2010               11,350                    11,278
11/30/2010               10,850                    10,843
12/31/2010               11,859                    11,692
 1/31/2011               12,122                    11,807
 2/28/2011               12,385                    12,118
 3/31/2011               12,311                    12,090
 4/30/2011               12,899                    12,681
 5/31/2011               12,433                    12,315
 6/30/2011               12,238                    12,136
 7/31/2011               11,920                    11,971
 8/31/2011               10,670                    10,945
 9/30/2011                9,314                     9,727
10/31/2011               10,261                    10,752
11/30/2011                9,880                    10,203
12/31/2011                9,590                    10,089
 1/31/2012               10,422                    10,774
 2/29/2012               10,984                    11,379
 3/31/2012               10,811                    11,222
 4/30/2012               10,436                    11,045
 5/31/2012                9,177                     9,791
 6/30/2012                9,755                    10,369
 7/31/2012                9,703                    10,515
 8/31/2012               10,041                    10,735
 9/30/2012               10,475                    11,136
10/31/2012               10,538                    11,179
11/30/2012               10,687                    11,392
12/31/2012               11,281                    11,787
 1/31/2013               11,720                    12,266
 2/28/2013               11,442                    12,137
 3/31/2013               11,460                    12,161
 4/30/2013               11,899                    12,608
 5/31/2013               11,696                    12,316
 6/30/2013               11,154                    11,782
 7/31/2013               11,796                    12,298
 8/31/2013               11,666                    12,128
 9/30/2013               12,556                    12,971
10/31/2013               13,026                    13,447
11/30/2013               12,993                    13,470
12/31/2013               13,201                    13,589
 1/31/2014               12,652                    12,972
 2/28/2014               13,289                    13,623
 3/31/2014               13,361                    13,658
 4/30/2014               13,527                    13,839
 5/31/2014               13,760                    14,108
 6/30/2014               13,969                    14,345
 7/31/2014               13,778                    14,203
 8/31/2014               13,857                    14,281
 9/30/2014               13,101                    13,590
10/31/2014               12,921                    13,455
11/30/2014               12,864                    13,552
12/31/2014               12,384                    13,064
 1/31/2015               12,293                    13,044
 2/28/2015               13,080                    13,742
 3/31/2015               12,783                    13,520
 4/30/2015               13,604                    14,203
 5/31/2015               13,490                    13,981
 6/30/2015               13,108                    13,591
 7/31/2015               12,774                    13,553
 8/31/2015               11,805                    12,517
 9/30/2015               11,128                    11,937
10/31/2015               11,916                    12,825
11/30/2015               11,696                    12,561
12/31/2015               11,357                    12,324
 1/31/2016               10,526                    11,486
 2/29/2016               10,304                    11,354
 3/31/2016               11,258                    12,278
 4/30/2016               11,728                    12,601
 5/31/2016               11,399                    12,388
 6/30/2016               11,179                    12,199
 7/31/2016               11,763                    12,802
 8/31/2016               12,026                    12,883
 9/30/2016               12,182                    13,042
10/31/2016               12,338                    12,854
11/30/2016               12,266                    12,557
12/31/2016               12,572                    12,878
 1/31/2017               13,175                    13,334
 2/28/2017               13,283                    13,547
 3/31/2017               13,588                    13,890
 4/30/2017               13,781                    14,188
 5/31/2017               14,023                    14,648
 6/30/2017               14,148                    14,694
 7/31/2017               14,821                    15,235
 8/31/2017               14,919                    15,315
 9/30/2017               15,212                    15,599                Past performance is not predictive of
10/31/2017               15,542                    15,893                future performance.
                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE         SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      INCEPTION           redemption of fund shares.
         ----------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              25.97%      8.08%        6.33%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2017

                                      [CHART]


                 World Ex U.S. Targeted        MSCI All Country World ex USA
                    Value Portfolio           Small Cap Index (net dividends)
                ------------------------      -------------------------------
 11/01/2012              $10,000                        $10,000
 11/30/2012               10,120                         10,013
 12/31/2012               10,735                         10,417
  1/31/2013               11,157                         10,868
  2/28/2013               11,147                         10,925
  3/31/2013               11,278                         11,098
  4/30/2013               11,549                         11,398
  5/31/2013               11,298                         11,175
  6/30/2013               10,766                         10,607
  7/31/2013               11,376                         11,134
  8/31/2013               11,193                         11,038
  9/30/2013               12,191                         11,920
 10/31/2013               12,690                         12,289
 11/30/2013               12,629                         12,257
 12/31/2013               12,872                         12,472
  1/31/2014               12,497                         12,231
  2/28/2014               13,185                         12,888
  3/31/2014               13,404                         12,904
  4/30/2014               13,404                         12,883
  5/31/2014               13,633                         13,090
  6/30/2014               13,888                         13,374
  7/31/2014               13,616                         13,121
  8/31/2014               13,773                         13,215
  9/30/2014               12,908                         12,464
 10/31/2014               12,698                         12,170
 11/30/2014               12,571                         12,119
 12/31/2014               12,294                         11,969
  1/31/2015               12,219                         11,925
  2/28/2015               12,977                         12,575
  3/31/2015               12,710                         12,439
  4/30/2015               13,511                         13,182
  5/31/2015               13,489                         13,256
  6/30/2015               13,224                         12,964
  7/31/2015               12,816                         12,717
  8/31/2015               12,088                         12,007
  9/30/2015               11,599                         11,665
 10/31/2015               12,332                         12,356
 11/30/2015               12,170                         12,268
 12/31/2015               12,035                         12,280
  1/31/2016               11,171                         11,339
  2/29/2016               11,149                         11,377
  3/31/2016               12,256                         12,364
  4/30/2016               12,733                         12,710
  5/31/2016               12,408                         12,626
  6/30/2016               12,109                         12,256
  7/31/2016               12,909                         12,938
  8/31/2016               13,019                         12,907
  9/30/2016               13,305                         13,225
 10/31/2016               13,218                         12,877
 11/30/2016               13,042                         12,495
 12/31/2016               13,277                         12,760
  1/31/2017               14,026                         13,249
  2/28/2017               14,357                         13,598
  3/31/2017               14,724                         13,880
  4/30/2017               15,055                         14,296
  5/31/2017               15,331                         14,684
  6/30/2017               15,481                         14,746
  7/31/2017               16,127                         15,267
  8/31/2017               16,295                         15,432
  9/30/2017               16,609                         15,764                  Past performance is not predictive of
 10/31/2017               16,867                         16,058                  future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
              AVERAGE ANNUAL           ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN             YEAR          INCEPTION                   redemption of fund shares.
              ---------------------------------------------------------          MSCI data copyright MSCI 2017, all
                                      27.61%          11.03%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2017

                                  [CHART]

                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------
   4/09/2013                    $10,000                  $10,000
   4/30/2013                     10,160                   10,415
   5/31/2013                      9,890                   10,174
   6/30/2013                      9,485                    9,733
   7/31/2013                      9,971                   10,159
   8/31/2013                      9,830                   10,019
   9/30/2013                     10,575                   10,715
  10/31/2013                     10,962                   11,108
  11/30/2013                     10,952                   11,127
  12/31/2013                     11,104                   11,225
   1/31/2014                     10,653                   10,715
   2/28/2014                     11,227                   11,254
   3/31/2014                     11,309                   11,282
   4/30/2014                     11,422                   11,431
   5/31/2014                     11,597                   11,654
   6/30/2014                     11,810                   11,850
   7/31/2014                     11,592                   11,732
   8/31/2014                     11,706                   11,797
   9/30/2014                     11,072                   11,226
  10/31/2014                     10,957                   11,115
  11/30/2014                     10,916                   11,195
  12/31/2014                     10,565                   10,791
   1/31/2015                     10,565                   10,775
   2/28/2015                     11,162                   11,351
   3/31/2015                     10,968                   11,168
   4/30/2015                     11,608                   11,732
   5/31/2015                     11,534                   11,549
   6/30/2015                     11,209                   11,227
   7/31/2015                     10,976                   11,196
   8/31/2015                     10,234                   10,340
   9/30/2015                      9,847                    9,860
  10/31/2015                     10,465                   10,595
  11/30/2015                     10,348                   10,376
  12/31/2015                     10,164                   10,180
   1/31/2016                      9,533                    9,488
   2/29/2016                      9,372                    9,379
   3/31/2016                     10,212                   10,142
   4/30/2016                     10,459                   10,409
   5/31/2016                     10,319                   10,233
   6/30/2016                     10,173                   10,077
   7/31/2016                     10,705                   10,575
   8/31/2016                     10,792                   10,642
   9/30/2016                     10,993                   10,773
  10/31/2016                     10,840                   10,618
  11/30/2016                     10,610                   10,373
  12/31/2016                     10,812                   10,638
   1/31/2017                     11,295                   11,015
   2/28/2017                     11,493                   11,190
   3/31/2017                     11,793                   11,474
   4/30/2017                     12,068                   11,720
   5/31/2017                     12,376                   12,100
   6/30/2017                     12,475                   12,138
   7/31/2017                     12,965                   12,585
   8/31/2017                     13,087                   12,651
   9/30/2017                     13,340                   12,886                Past performance is not predictive of
  10/31/2017                     13,586                   13,128                future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             AVERAGE ANNUAL           ONE             SINCE                     would pay on fund distributions or the
             TOTAL RETURN             YEAR          INCEPTION                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2017, all
                                     25.33%           6.95%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2017

                                     [CHART]

                                                 MSCI All Country World
               World Core Equity Portfolio        Index (net dividends)
              ----------------------------      -------------------------
  3/07/2012              $10,000                       $10,000
  3/31/2012               10,170                        10,307
  4/30/2012               10,050                        10,189
  5/31/2012                9,400                         9,276
  6/30/2012                9,822                         9,734
  7/31/2012                9,913                         9,867
  8/31/2012               10,175                        10,082
  9/30/2012               10,465                        10,399
 10/31/2012               10,354                        10,330
 11/30/2012               10,425                        10,462
 12/31/2012               10,644                        10,699
  1/31/2013               11,175                        11,192
  2/28/2013               11,266                        11,190
  3/31/2013               11,598                        11,395
  4/30/2013               11,843                        11,720
  5/31/2013               11,986                        11,688
  6/30/2013               11,754                        11,346
  7/31/2013               12,382                        11,890
  8/31/2013               12,053                        11,642
  9/30/2013               12,609                        12,243
 10/31/2013               13,125                        12,735
 11/30/2013               13,477                        12,916
 12/31/2013               13,786                        13,138
  1/31/2014               13,260                        12,613
  2/28/2014               13,902                        13,222
  3/31/2014               14,000                        13,281
  4/30/2014               14,074                        13,407
  5/31/2014               14,359                        13,693
  6/30/2014               14,684                        13,950
  7/31/2014               14,355                        13,781
  8/31/2014               14,726                        14,086
  9/30/2014               14,116                        13,629
 10/31/2014               14,222                        13,725
 11/30/2014               14,340                        13,954
 12/31/2014               14,128                        13,685
  1/31/2015               13,902                        13,471
  2/28/2015               14,731                        14,221
  3/31/2015               14,555                        14,001
  4/30/2015               14,944                        14,407
  5/31/2015               14,987                        14,388
  6/30/2015               14,696                        14,049
  7/31/2015               14,642                        14,171
  8/31/2015               13,729                        13,200
  9/30/2015               13,239                        12,722
 10/31/2015               14,135                        13,720
 11/30/2015               14,113                        13,607
 12/31/2015               13,780                        13,362
  1/31/2016               12,967                        12,556
  2/29/2016               12,901                        12,469
  3/31/2016               13,930                        13,393
  4/30/2016               14,140                        13,591
  5/31/2016               14,173                        13,608
  6/30/2016               14,055                        13,526
  7/31/2016               14,700                        14,109
  8/31/2016               14,789                        14,156
  9/30/2016               14,929                        14,243
 10/31/2016               14,662                        14,001
 11/30/2016               14,963                        14,108
 12/31/2016               15,257                        14,412
  1/31/2017               15,719                        14,806
  2/28/2017               16,114                        15,222
  3/31/2017               16,308                        15,408
  4/30/2017               16,579                        15,648
  5/31/2017               16,828                        15,994
  6/30/2017               17,001                        16,066
  7/31/2017               17,467                        16,515
  8/31/2017               17,524                        16,579
  9/30/2017               17,890                        16,899               Past performance is not predictive of
 10/31/2017               18,347                        17,250               future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE          SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS       INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                               25.14%      12.12%       11.33%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2017

                                     [CHART]

                  Selectively Hedged Global           MSCI All Country World
                       Equity Portfolio                Index (net dividends)
                  -------------------------           -----------------------
11/14/2011               $10,000                           $10,000
11/30/2011                 9,920                             9,873
12/31/2011                 9,828                             9,853
 1/31/2012                10,533                            10,426
 2/29/2012                11,077                            10,951
 3/31/2012                11,141                            11,024
 4/30/2012                10,939                            10,898
 5/31/2012                 9,962                             9,921
 6/30/2012                10,442                            10,410
 7/31/2012                10,463                            10,553
 8/31/2012                10,748                            10,782
 9/30/2012                11,122                            11,122
10/31/2012                11,112                            11,048
11/30/2012                11,265                            11,189
12/31/2012                11,718                            11,443
 1/31/2013                12,225                            11,970
 2/28/2013                12,287                            11,968
 3/31/2013                12,576                            12,187
 4/30/2013                12,814                            12,535
 5/31/2013                12,897                            12,501
 6/30/2013                12,514                            12,135
 7/31/2013                13,114                            12,716
 8/31/2013                12,845                            12,451
 9/30/2013                13,569                            13,094
10/31/2013                14,096                            13,621
11/30/2013                14,324                            13,813
12/31/2013                14,611                            14,052
 1/31/2014                14,001                            13,490
 2/28/2014                14,675                            14,141
 3/31/2014                14,847                            14,204
 4/30/2014                14,879                            14,339
 5/31/2014                15,136                            14,644
 6/30/2014                15,500                            14,920
 7/31/2014                15,200                            14,739
 8/31/2014                15,628                            15,065
 9/30/2014                15,061                            14,576
10/31/2014                15,200                            14,679
11/30/2014                15,360                            14,924
12/31/2014                15,182                            14,636
 1/31/2015                14,958                            14,408
 2/28/2015                15,878                            15,210
 3/31/2015                15,766                            14,974
 4/30/2015                16,136                            15,409
 5/31/2015                16,226                            15,388
 6/30/2015                15,867                            15,026
 7/31/2015                15,754                            15,157
 8/31/2015                14,700                            14,118
 9/30/2015                14,172                            13,606
10/31/2015                15,148                            14,674
11/30/2015                15,204                            14,553
12/31/2015                14,728                            14,290
 1/31/2016                13,907                            13,429
 2/29/2016                13,768                            13,336
 3/31/2016                14,797                            14,324
 4/30/2016                14,948                            14,536
 5/31/2016                15,063                            14,554
 6/30/2016                14,971                            14,466
 7/31/2016                15,641                            15,090
 8/31/2016                15,792                            15,140
 9/30/2016                15,930                            15,233
10/31/2016                15,803                            14,975
11/30/2016                16,254                            15,088
12/31/2016                16,619                            15,414
 1/31/2017                17,012                            15,836
 2/28/2017                17,477                            16,280
 3/31/2017                17,679                            16,479
 4/30/2017                17,906                            16,736
 5/31/2017                18,072                            17,106
 6/30/2017                18,239                            17,183
 7/31/2017                18,656                            17,664
 8/31/2017                18,716                            17,731               Past performance is not predictive of
 9/30/2017                19,121                            18,074               future performance.
10/31/2017                19,681                            18,449               The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE           SINCE                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        INCEPTION              redemption of fund shares.
          ----------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                24.54%       12.11%        12.03%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/31/2007                $10,000                    $10,000
11/30/2007                  9,347                      9,291
12/31/2007                  9,309                      9,324
 1/31/2008                  8,496                      8,160
 2/29/2008                  8,765                      8,762
 3/31/2008                  8,491                      8,299
 4/30/2008                  9,095                      8,972
 5/31/2008                  9,148                      9,139
 6/30/2008                  8,206                      8,227
 7/31/2008                  8,097                      7,917
 8/31/2008                  7,615                      7,284
 9/30/2008                  6,552                      6,010
10/31/2008                  4,826                      4,365
11/30/2008                  4,387                      4,036
12/31/2008                  4,729                      4,351
 1/31/2009                  4,367                      4,070
 2/28/2009                  4,081                      3,841
 3/31/2009                  4,671                      4,392
 4/30/2009                  5,361                      5,123
 5/31/2009                  6,274                      5,999
 6/30/2009                  6,219                      5,918
 7/31/2009                  6,928                      6,583
 8/31/2009                  6,952                      6,560
 9/30/2009                  7,561                      7,155
10/31/2009                  7,402                      7,164
11/30/2009                  7,843                      7,472
12/31/2009                  8,123                      7,767
 1/31/2010                  7,678                      7,334
 2/28/2010                  7,771                      7,360
 3/31/2010                  8,419                      7,954
 4/30/2010                  8,467                      8,050
 5/31/2010                  7,677                      7,342
 6/30/2010                  7,689                      7,288
 7/31/2010                  8,364                      7,895
 8/31/2010                  8,168                      7,742
 9/30/2010                  9,094                      8,602
10/31/2010                  9,367                      8,852
11/30/2010                  9,154                      8,618
12/31/2010                  9,895                      9,233
 1/31/2011                  9,637                      8,983
 2/28/2011                  9,566                      8,899
 3/31/2011                 10,095                      9,422
 4/30/2011                 10,447                      9,714
 5/31/2011                 10,157                      9,460
 6/30/2011                 10,033                      9,314
 7/31/2011                  9,952                      9,273
 8/31/2011                  9,144                      8,444
 9/30/2011                  7,760                      7,213
10/31/2011                  8,728                      8,168
11/30/2011                  8,420                      7,624
12/31/2011                  8,172                      7,532
 1/31/2012                  9,049                      8,386
 2/29/2012                  9,537                      8,889
 3/31/2012                  9,286                      8,592
 4/30/2012                  9,118                      8,489
 5/31/2012                  8,134                      7,537
 6/30/2012                  8,532                      7,828
 7/31/2012                  8,601                      7,981
 8/31/2012                  8,653                      7,954
 9/30/2012                  9,136                      8,434
10/31/2012                  9,084                      8,383
11/30/2012                  9,203                      8,490
12/31/2012                  9,738                      8,905
 1/31/2013                  9,787                      9,027
 2/28/2013                  9,670                      8,914
 3/31/2013                  9,530                      8,760
 4/30/2013                  9,633                      8,827
 5/31/2013                  9,318                      8,600
 6/30/2013                  8,732                      8,053
 7/31/2013                  8,856                      8,137
 8/31/2013                  8,646                      7,997
 9/30/2013                  9,262                      8,517
10/31/2013                  9,682                      8,931
11/30/2013                  9,535                      8,800
12/31/2013                  9,434                      8,673
 1/31/2014                  8,776                      8,110
 2/28/2014                  9,092                      8,378
 3/31/2014                  9,408                      8,636
 4/30/2014                  9,463                      8,664
 5/31/2014                  9,783                      8,967
 6/30/2014                 10,052                      9,205
 7/31/2014                 10,169                      9,383
 8/31/2014                 10,482                      9,595
 9/30/2014                  9,708                      8,883
10/31/2014                  9,811                      8,988
11/30/2014                  9,712                      8,893
12/31/2014                  9,272                      8,483
 1/31/2015                  9,332                      8,534
 2/28/2015                  9,613                      8,798
 3/31/2015                  9,409                      8,673
 4/30/2015                 10,035                      9,340
 5/31/2015                  9,632                      8,966
 6/30/2015                  9,397                      8,733
 7/31/2015                  8,791                      8,128
 8/31/2015                  8,063                      7,393
 9/30/2015                  7,844                      7,170
10/31/2015                  8,316                      7,682
11/30/2015                  8,028                      7,382
12/31/2015                  7,806                      7,218
 1/31/2016                  7,474                      6,750
 2/29/2016                  7,429                      6,738
 3/31/2016                  8,409                      7,630
 4/30/2016                  8,458                      7,672
 5/31/2016                  8,125                      7,385
 6/30/2016                  8,554                      7,681
 7/31/2016                  8,993                      8,067
 8/31/2016                  9,099                      8,268
 9/30/2016                  9,213                      8,374
10/31/2016                  9,232                      8,394
11/30/2016                  8,750                      8,008
12/31/2016                  8,750                      8,025
 1/31/2017                  9,274                      8,464
 2/28/2017                  9,582                      8,723
 3/31/2017                  9,890                      8,944
 4/30/2017                 10,078                      9,139
 5/31/2017                 10,379                      9,410
 6/30/2017                 10,475                      9,504
 7/31/2017                 11,028                     10,071
 8/31/2017                 11,256                     10,296            Past performance is not predictive of
 9/30/2017                 11,146                     10,255            future performance.
10/31/2017                 11,524                     10,614            The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2017, all
                               24.83%      4.87%      1.43%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                  Emerging Markets Small Cap        MSCI Emerging Markets
                           Portfolio                Index (net dividends)
               -------------------------------      ---------------------
10/31/2007                 $10,000                        $10,000
11/30/2007                   9,198                          9,291
12/31/2007                   9,308                          9,324
 1/31/2008                   8,185                          8,160
 2/29/2008                   8,422                          8,762
 3/31/2008                   8,023                          8,299
 4/30/2008                   8,514                          8,972
 5/31/2008                   8,460                          9,139
 6/30/2008                   7,485                          8,227
 7/31/2008                   7,368                          7,917
 8/31/2008                   6,923                          7,284
 9/30/2008                   5,672                          6,010
10/31/2008                   3,951                          4,365
11/30/2008                   3,709                          4,036
12/31/2008                   4,232                          4,351
 1/31/2009                   3,906                          4,070
 2/28/2009                   3,666                          3,841
 3/31/2009                   4,171                          4,392
 4/30/2009                   5,015                          5,123
 5/31/2009                   6,164                          5,999
 6/30/2009                   6,134                          5,918
 7/31/2009                   6,912                          6,583
 8/31/2009                   6,994                          6,560
 9/30/2009                   7,577                          7,155
10/31/2009                   7,568                          7,164
11/30/2009                   8,011                          7,472
12/31/2009                   8,452                          7,767
 1/31/2010                   8,078                          7,334
 2/28/2010                   8,217                          7,360
 3/31/2010                   8,919                          7,954
 4/30/2010                   9,063                          8,050
 5/31/2010                   8,148                          7,342
 6/30/2010                   8,364                          7,288
 7/31/2010                   9,131                          7,895
 8/31/2010                   9,175                          7,742
 9/30/2010                  10,286                          8,602
10/31/2010                  10,697                          8,852
11/30/2010                  10,406                          8,618
12/31/2010                  11,004                          9,233
 1/31/2011                  10,537                          8,983
 2/28/2011                  10,226                          8,899
 3/31/2011                  10,793                          9,422
 4/30/2011                  11,361                          9,714
 5/31/2011                  11,100                          9,460
 6/30/2011                  11,010                          9,314
 7/31/2011                  11,134                          9,273
 8/31/2011                  10,076                          8,444
 9/30/2011                   8,283                          7,213
10/31/2011                   9,196                          8,168
11/30/2011                   8,747                          7,624
12/31/2011                   8,515                          7,532
 1/31/2012                   9,474                          8,386
 2/29/2012                  10,248                          8,889
 3/31/2012                   9,981                          8,592
 4/30/2012                   9,742                          8,489
 5/31/2012                   8,849                          7,537
 6/30/2012                   9,188                          7,828
 7/31/2012                   9,072                          7,981
 8/31/2012                   9,308                          7,954
 9/30/2012                   9,852                          8,434
10/31/2012                   9,813                          8,383
11/30/2012                   9,982                          8,490
12/31/2012                  10,596                          8,905
 1/31/2013                  10,791                          9,027
 2/28/2013                  10,901                          8,914
 3/31/2013                  10,850                          8,760
 4/30/2013                  11,070                          8,827
 5/31/2013                  10,910                          8,600
 6/30/2013                   9,966                          8,053
 7/31/2013                  10,012                          8,137
 8/31/2013                   9,593                          7,997
 9/30/2013                  10,294                          8,517
10/31/2013                  10,689                          8,931
11/30/2013                  10,537                          8,800
12/31/2013                  10,449                          8,673
 1/31/2014                  10,003                          8,110
 2/28/2014                  10,444                          8,378
 3/31/2014                  10,803                          8,636
 4/30/2014                  10,891                          8,664
 5/31/2014                  11,260                          8,967
 6/30/2014                  11,550                          9,205
 7/31/2014                  11,576                          9,383
 8/31/2014                  11,930                          9,595
 9/30/2014                  11,336                          8,883
10/31/2014                  11,236                          8,988
11/30/2014                  11,105                          8,893
12/31/2014                  10,763                          8,483
 1/31/2015                  10,936                          8,534
 2/28/2015                  11,218                          8,798
 3/31/2015                  11,131                          8,673
 4/30/2015                  11,921                          9,340
 5/31/2015                  11,753                          8,966
 6/30/2015                  11,350                          8,733
 7/31/2015                  10,657                          8,128
 8/31/2015                   9,612                          7,393
 9/30/2015                   9,596                          7,170
10/31/2015                  10,127                          7,682
11/30/2015                   9,919                          7,382
12/31/2015                   9,827                          7,218
 1/31/2016                   9,240                          6,750
 2/29/2016                   9,201                          6,738
 3/31/2016                  10,333                          7,630
 4/30/2016                  10,591                          7,672
 5/31/2016                  10,148                          7,385
 6/30/2016                  10,710                          7,681
 7/31/2016                  11,332                          8,067
 8/31/2016                  11,400                          8,268
 9/30/2016                  11,586                          8,374
10/31/2016                  11,540                          8,394
11/30/2016                  10,839                          8,008
12/31/2016                  10,900                          8,025
 1/31/2017                  11,535                          8,464
 2/28/2017                  12,140                          8,723
 3/31/2017                  12,516                          8,944
 4/30/2017                  12,675                          9,139
 5/31/2017                  12,722                          9,410
 6/30/2017                  12,801                          9,504
 7/31/2017                  13,337                         10,071
 8/31/2017                  13,644                         10,296            Past performance is not predictive of
 9/30/2017                  13,578                         10,255            future performance.
10/31/2017                  13,964                         10,614            The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                21.00%       7.31%       3.40%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2017

                                      [CHART]

                     Emerging Markets Value       MSCI Emerging Markets Index
                      Portfolio - Class R2             (net dividends)
                     ----------------------       ---------------------------
 1/29/2008                    $10,000                     $10,000
 1/31/2008                     10,050                       9,871
 2/29/2008                     10,450                      10,599
 3/31/2008                     10,097                      10,038
 4/30/2008                     10,872                      10,853
 5/31/2008                     10,962                      11,054
 6/30/2008                      9,677                       9,952
 7/31/2008                      9,489                       9,576
 8/31/2008                      8,674                       8,811
 9/30/2008                      7,174                       7,269
10/31/2008                      4,949                       5,280
11/30/2008                      4,569                       4,882
12/31/2008                      5,120                       5,263
 1/31/2009                      4,675                       4,923
 2/28/2009                      4,262                       4,646
 3/31/2009                      5,002                       5,313
 4/30/2009                      5,996                       6,197
 5/31/2009                      7,342                       7,256
 6/30/2009                      7,241                       7,159
 7/31/2009                      8,197                       7,964
 8/31/2009                      8,265                       7,935
 9/30/2009                      9,035                       8,655
10/31/2009                      8,823                       8,666
11/30/2009                      9,388                       9,038
12/31/2009                      9,847                       9,395
 1/31/2010                      9,297                       8,871
 2/28/2010                      9,347                       8,902
 3/31/2010                     10,147                       9,621
 4/30/2010                     10,246                       9,738
 5/31/2010                      9,147                       8,881
 6/30/2010                      9,199                       8,816
 7/31/2010                     10,085                       9,550
 8/31/2010                      9,864                       9,365
 9/30/2010                     11,031                      10,405
10/31/2010                     11,444                      10,707
11/30/2010                     11,031                      10,425
12/31/2010                     11,960                      11,169
 1/31/2011                     11,583                      10,866
 2/28/2011                     11,391                      10,764
 3/31/2011                     12,043                      11,397
 4/30/2011                     12,466                      11,751
 5/31/2011                     11,990                      11,443
 6/30/2011                     11,738                      11,267
 7/31/2011                     11,639                      11,217
 8/31/2011                     10,454                      10,214
 9/30/2011                      8,577                       8,725
10/31/2011                      9,701                       9,881
11/30/2011                      9,206                       9,222
12/31/2011                      8,875                       9,111
 1/31/2012                     10,102                      10,144
 2/29/2012                     10,714                      10,752
 3/31/2012                     10,253                      10,393
 4/30/2012                      9,918                      10,269
 5/31/2012                      8,817                       9,117
 6/30/2012                      9,214                       9,469
 7/31/2012                      9,155                       9,654
 8/31/2012                      9,279                       9,622
 9/30/2012                      9,873                      10,202
10/31/2012                      9,742                      10,140
11/30/2012                      9,849                      10,269
12/31/2012                     10,564                      10,771
 1/31/2013                     10,734                      10,920
 2/28/2013                     10,550                      10,783
 3/31/2013                     10,459                      10,597
 4/30/2013                     10,547                      10,677
 5/31/2013                     10,243                      10,403
 6/30/2013                      9,377                       9,741
 7/31/2013                      9,559                       9,842
 8/31/2013                      9,356                       9,673
 9/30/2013                     10,045                      10,302
10/31/2013                     10,497                      10,803
11/30/2013                     10,242                      10,645
12/31/2013                     10,137                      10,491
 1/31/2014                      9,424                       9,810
 2/28/2014                      9,634                      10,135
 3/31/2014                     10,060                      10,446
 4/30/2014                     10,122                      10,481
 5/31/2014                     10,533                      10,847
 6/30/2014                     10,806                      11,135
 7/31/2014                     11,008                      11,350
 8/31/2014                     11,250                      11,606
 9/30/2014                     10,328                      10,746
10/31/2014                     10,313                      10,872
11/30/2014                     10,139                      10,757
12/31/2014                      9,665                      10,262
 1/31/2015                      9,586                      10,323
 2/28/2015                      9,924                      10,643
 3/31/2015                      9,643                      10,491
 4/30/2015                     10,597                      11,298
 5/31/2015                     10,123                      10,846
 6/30/2015                      9,800                      10,564
 7/31/2015                      9,012                       9,832
 8/31/2015                      8,193                       8,943
 9/30/2015                      7,917                       8,674
10/31/2015                      8,406                       9,292
11/30/2015                      8,077                       8,930
12/31/2015                      7,831                       8,731
 1/31/2016                      7,392                       8,164
 2/29/2016                      7,434                       8,151
 3/31/2016                      8,524                       9,230
 4/30/2016                      8,753                       9,280
 5/31/2016                      8,180                       8,934
 6/30/2016                      8,625                       9,291
 7/31/2016                      9,167                       9,758
 8/31/2016                      9,334                      10,001
 9/30/2016                      9,463                      10,129
10/31/2016                      9,666                      10,153
11/30/2016                      9,326                       9,686
12/31/2016                      9,364                       9,707
 1/31/2017                      9,954                      10,239
 2/28/2017                     10,402                      10,552
 3/31/2017                     10,693                      10,819
 4/30/2017                     10,767                      11,055
 5/31/2017                     10,956                      11,382
 6/30/2017                     10,982                      11,497
 7/31/2017                     11,569                      12,182
 8/31/2017                     11,857                      12,454
 9/30/2017                     11,590                      12,404                Past performance is not predictive of
10/31/2017                     11,996                      12,839                future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE           FROM                 would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       01/29/2008              redemption of fund shares.
          ----------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                24.11%       4.25%         1.88%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                   [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
10/31/2007                  $10,000                     $10,000
11/30/2007                    9,270                       9,291
12/31/2007                    9,256                       9,324
 1/31/2008                    8,334                       8,160
 2/29/2008                    8,667                       8,762
 3/31/2008                    8,375                       8,299
 4/30/2008                    9,021                       8,972
 5/31/2008                    9,098                       9,139
 6/30/2008                    8,040                       8,227
 7/31/2008                    7,882                       7,917
 8/31/2008                    7,207                       7,284
 9/30/2008                    5,963                       6,010
10/31/2008                    4,112                       4,365
11/30/2008                    3,799                       4,036
12/31/2008                    4,263                       4,351
 1/31/2009                    3,878                       4,070
 2/28/2009                    3,549                       3,841
 3/31/2009                    4,163                       4,392
 4/30/2009                    4,981                       5,123
 5/31/2009                    6,102                       5,999
 6/30/2009                    6,027                       5,918
 7/31/2009                    6,835                       6,583
 8/31/2009                    6,885                       6,560
 9/30/2009                    7,521                       7,155
10/31/2009                    7,343                       7,164
11/30/2009                    7,810                       7,472
12/31/2009                    8,197                       7,767
 1/31/2010                    7,730                       7,334
 2/28/2010                    7,790                       7,360
 3/31/2010                    8,476                       7,954
 4/30/2010                    8,531                       8,050
 5/31/2010                    7,637                       7,342
 6/30/2010                    7,684                       7,288
 7/31/2010                    8,395                       7,895
 8/31/2010                    8,243                       7,742
 9/30/2010                    9,233                       8,602
10/31/2010                    9,549                       8,852
11/30/2010                    9,238                       8,618
12/31/2010                   10,005                       9,233
 1/31/2011                    9,693                       8,983
 2/28/2011                    9,529                       8,899
 3/31/2011                   10,077                       9,422
 4/30/2011                   10,437                       9,714
 5/31/2011                   10,038                       9,460
 6/30/2011                    9,833                       9,314
 7/31/2011                    9,749                       9,273
 8/31/2011                    8,760                       8,444
 9/30/2011                    7,187                       7,213
10/31/2011                    8,131                       8,168
11/30/2011                    7,719                       7,624
12/31/2011                    7,442                       7,532
 1/31/2012                    8,474                       8,386
 2/29/2012                    8,990                       8,889
 3/31/2012                    8,603                       8,592
 4/30/2012                    8,322                       8,489
 5/31/2012                    7,402                       7,537
 6/30/2012                    7,737                       7,828
 7/31/2012                    7,688                       7,981
 8/31/2012                    7,794                       7,954
 9/30/2012                    8,296                       8,434
10/31/2012                    8,188                       8,383
11/30/2012                    8,278                       8,490
12/31/2012                    8,883                       8,905
 1/31/2013                    9,026                       9,027
 2/28/2013                    8,874                       8,914
 3/31/2013                    8,798                       8,760
 4/30/2013                    8,876                       8,827
 5/31/2013                    8,622                       8,600
 6/30/2013                    7,896                       8,053
 7/31/2013                    8,050                       8,137
 8/31/2013                    7,878                       7,997
 9/30/2013                    8,460                       8,517
10/31/2013                    8,844                       8,931
11/30/2013                    8,630                       8,800
12/31/2013                    8,545                       8,673
 1/31/2014                    7,948                       8,110
 2/28/2014                    8,124                       8,378
 3/31/2014                    8,486                       8,636
 4/30/2014                    8,542                       8,664
 5/31/2014                    8,889                       8,967
 6/30/2014                    9,121                       9,205
 7/31/2014                    9,291                       9,383
 8/31/2014                    9,499                       9,595
 9/30/2014                    8,720                       8,883
10/31/2014                    8,710                       8,988
11/30/2014                    8,566                       8,893
12/31/2014                    8,168                       8,483
 1/31/2015                    8,101                       8,534
 2/28/2015                    8,390                       8,798
 3/31/2015                    8,152                       8,673
 4/30/2015                    8,964                       9,340
 5/31/2015                    8,565                       8,966
 6/30/2015                    8,292                       8,733
 7/31/2015                    7,626                       8,128
 8/31/2015                    6,934                       7,393
 9/30/2015                    6,703                       7,170
10/31/2015                    7,119                       7,682
11/30/2015                    6,841                       7,382
12/31/2015                    6,635                       7,218
 1/31/2016                    6,261                       6,750
 2/29/2016                    6,300                       6,738
 3/31/2016                    7,225                       7,630
 4/30/2016                    7,421                       7,672
 5/31/2016                    6,938                       7,385
 6/30/2016                    7,318                       7,681
 7/31/2016                    7,778                       8,067
 8/31/2016                    7,919                       8,268
 9/30/2016                    8,029                       8,374
10/31/2016                    8,204                       8,394
11/30/2016                    7,916                       8,008
12/31/2016                    7,951                       8,025
 1/31/2017                    8,452                       8,464
 2/28/2017                    8,838                       8,723
 3/31/2017                    9,080                       8,944
 4/30/2017                    9,146                       9,139
 5/31/2017                    9,312                       9,410
 6/30/2017                    9,337                       9,504
 7/31/2017                    9,836                      10,071
 8/31/2017                   10,082                      10,296            Past performance is not predictive of
 9/30/2017                    9,856                      10,255            future performance.
10/31/2017                   10,206                      10,614            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                24.41%       4.50%       0.20%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
 10/31/2007                    $10,000                     $10,000
 11/30/2007                      9,272                       9,291
 12/31/2007                      9,253                       9,324
  1/31/2008                      8,347                       8,160
  2/29/2008                      8,619                       8,762
  3/31/2008                      8,306                       8,299
  4/30/2008                      8,936                       8,972
  5/31/2008                      8,975                       9,139
  6/30/2008                      7,975                       8,227
  7/31/2008                      7,890                       7,917
  8/31/2008                      7,367                       7,284
  9/30/2008                      6,212                       6,010
 10/31/2008                      4,456                       4,365
 11/30/2008                      4,159                       4,036
 12/31/2008                      4,565                       4,351
  1/31/2009                      4,158                       4,070
  2/28/2009                      3,878                       3,841
  3/31/2009                      4,490                       4,392
  4/30/2009                      5,309                       5,123
  5/31/2009                      6,356                       5,999
  6/30/2009                      6,294                       5,918
  7/31/2009                      7,056                       6,583
  8/31/2009                      7,083                       6,560
  9/30/2009                      7,694                       7,155
 10/31/2009                      7,552                       7,164
 11/30/2009                      8,015                       7,472
 12/31/2009                      8,381                       7,767
  1/31/2010                      7,921                       7,334
  2/28/2010                      8,008                       7,360
  3/31/2010                      8,699                       7,954
  4/30/2010                      8,782                       8,050
  5/31/2010                      7,931                       7,342
  6/30/2010                      7,998                       7,288
  7/31/2010                      8,720                       7,895
  8/31/2010                      8,605                       7,742
  9/30/2010                      9,633                       8,602
 10/31/2010                      9,917                       8,852
 11/30/2010                      9,651                       8,618
 12/31/2010                     10,360                       9,233
  1/31/2011                     10,033                       8,983
  2/28/2011                      9,860                       8,899
  3/31/2011                     10,421                       9,422
  4/30/2011                     10,832                       9,714
  5/31/2011                     10,533                       9,460
  6/30/2011                     10,387                       9,314
  7/31/2011                     10,363                       9,273
  8/31/2011                      9,428                       8,444
  9/30/2011                      7,868                       7,213
 10/31/2011                      8,867                       8,168
 11/30/2011                      8,488                       7,624
 12/31/2011                      8,221                       7,532
  1/31/2012                      9,189                       8,386
  2/29/2012                      9,766                       8,889
  3/31/2012                      9,461                       8,592
  4/30/2012                      9,251                       8,489
  5/31/2012                      8,279                       7,537
  6/30/2012                      8,650                       7,828
  7/31/2012                      8,655                       7,981
  8/31/2012                      8,746                       7,954
  9/30/2012                      9,244                       8,434
 10/31/2012                      9,181                       8,383
 11/30/2012                      9,321                       8,490
 12/31/2012                      9,905                       8,905
  1/31/2013                      9,993                       9,027
  2/28/2013                      9,925                       8,914
  3/31/2013                      9,819                       8,760
  4/30/2013                      9,931                       8,827
  5/31/2013                      9,659                       8,600
  6/30/2013                      8,965                       8,053
  7/31/2013                      9,087                       8,137
  8/31/2013                      8,853                       7,997
  9/30/2013                      9,484                       8,517
 10/31/2013                      9,893                       8,931
 11/30/2013                      9,731                       8,800
 12/31/2013                      9,644                       8,673
  1/31/2014                      9,035                       8,110
  2/28/2014                      9,362                       8,378
  3/31/2014                      9,704                       8,636
  4/30/2014                      9,773                       8,664
  5/31/2014                     10,095                       8,967
  6/30/2014                     10,357                       9,205
  7/31/2014                     10,452                       9,383
  8/31/2014                     10,776                       9,595
  9/30/2014                     10,025                       8,883
 10/31/2014                     10,081                       8,988
 11/30/2014                      9,975                       8,893
 12/31/2014                      9,556                       8,483
  1/31/2015                      9,632                       8,534
  2/28/2015                      9,910                       8,798
  3/31/2015                      9,743                       8,673
  4/30/2015                     10,415                       9,340
  5/31/2015                     10,046                       8,966
  6/30/2015                      9,778                       8,733
  7/31/2015                      9,124                       8,128
  8/31/2015                      8,328                       7,393
  9/30/2015                      8,153                       7,170
 10/31/2015                      8,619                       7,682
 11/30/2015                      8,343                       7,382
 12/31/2015                      8,136                       7,218
  1/31/2016                      7,759                       6,750
  2/29/2016                      7,713                       6,738
  3/31/2016                      8,727                       7,630
  4/30/2016                      8,831                       7,672
  5/31/2016                      8,453                       7,385
  6/30/2016                      8,921                       7,681
  7/31/2016                      9,411                       8,067
  8/31/2016                      9,505                       8,268
  9/30/2016                      9,632                       8,374
 10/31/2016                      9,643                       8,394
 11/30/2016                      9,119                       8,008
 12/31/2016                      9,141                       8,025
  1/31/2017                      9,700                       8,464
  2/28/2017                     10,079                       8,723
  3/31/2017                     10,392                       8,944
  4/30/2017                     10,576                       9,139
  5/31/2017                     10,782                       9,410
  6/30/2017                     10,878                       9,504
  7/31/2017                     11,413                      10,071
  8/31/2017                     11,678                      10,296           Past performance is not predictive of
  9/30/2017                     11,590                      10,255           future performance.
 10/31/2017                     11,959                      10,614           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                24.02%       5.43%       1.80%               rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

    Russell 3000(R) Index............................................ 23.98%
    Russell Microcap(R) Index (micro-cap stocks)..................... 29.52%
    Russell 2000(R) Index (small-cap stocks)......................... 27.85%
    Russell 1000(R) Index (large-cap stocks)......................... 23.67%
    Dow Jones U.S. Select REIT Index/SM/.............................  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

    Russell 2000(R) Value Index (small-cap value stocks)............. 24.81%
    Russell 2000(R) Growth Index (small-cap growth stocks)........... 31.00%
    Russell 1000(R) Value Index (large-cap value stocks)............. 17.78%
    Russell 1000(R) Growth Index (large-cap growth stocks)........... 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2017, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2017, the total return was 23.53% for the Portfolio and 23.63% for the S&P 500(R) Index, the Portfolio's benchmark. Relative to the benchmark, the Portfolio's underperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was less than the financing cost of the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller total market capitalization large company stocks, low relative price (value) stocks, and higher-profitability stocks relative to the U.S. large-cap universe. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 850 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.16% for the Portfolio and 23.67% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-cap stocks for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than those stocks 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.11% for the Portfolio and 17.78% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on smaller stocks within the large-cap universe contributed positively to performance relative to the benchmark, as those stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among large-cap value stocks, the Master Fund's greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed stocks with lower profitability and the Master Fund's greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,400 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 23.32% for the Portfolio's Class R1 shares, 23.17% for the Portfolio's Class R2 shares, 23.46% for the Portfolio's Institutional Class shares, and 24.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With mid-cap stocks underperforming smaller stocks for the year, the Portfolio's inclusion of mid-caps detracted from performance relative to the benchmark. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks generally underperformed higher relative price (growth) stocks for the period. The Portfolio's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Small Cap Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.67% for the Portfolio and 24.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater emphasis on low relative price (value) stocks detracted from performance relative to the benchmark, as among small caps, deeper value stocks generally underperformed higher relative price (growth) stocks for the period. The Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark for the year.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, low relative price (value) stocks, and higher-profitability stocks relative to the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.93% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-caps for the period. Additionally, the Portfolio's greater emphasis on small-cap stocks had a positive impact on relative performance, as small-caps generally outperformed large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, low relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.36% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks contributed positively to relative performance, as small-caps generally outperformed large-caps for the period. Additionally, the Portfolio's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, low relative price (value) stocks, and higher-profitability stocks relative to the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.73% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks had a positive impact on relative performance, as small-caps generally outperformed large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) benefited performance relative to the benchmark, as REITs underperformed the benchmark.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,900 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.21% for the Portfolio and 27.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's general exclusion of stocks with low profitability and high relative price detracted from performance relative to the benchmark, as those stocks outperformed for the year. This was partially offset by the Portfolio's general exclusion of real estate investment trusts (REITs), as REITs underperformed.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of the smallest U.S. stocks and generally invests in smaller market cap securities than the U.S. Small Cap Portfolio. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 28.91% for the Portfolio and 27.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With micro-cap stocks outperforming small-cap stocks for the year, the Portfolio's emphasis on micro-caps contributed positively to performance relative to the benchmark. Conversely, the Portfolio's general exclusion of stocks with low profitability and high relative price detracted from relative performance, as those stocks outperformed for the year. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

   The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 240 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   From inception on May 16, 2017, through October 31, 2017, total returns were 9.84% for the Portfolio and 8.20% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2017, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 5.86% for the Portfolio, 23.63% for the S&P 500(R) Index, and 3.94% for the Dow Jones U.S. Select REIT Index/SM/, the Portfolio's benchmarks. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than by the behavior of a limited number of securities. The Portfolio's outperformance was primarily driven by differences in REIT eligibility between the Portfolio and the benchmark, most notably among data center REITs.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------
                                                                  RETURN IN U.S. DOLLARS
-                                                                 ----------------------
MSCI World ex USA Index..........................................         22.74%
MSCI World ex USA Small Cap Index................................         25.86%
MSCI World ex USA Value Index....................................         23.05%
MSCI World ex USA Growth Index...................................         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------
                                                                  RETURN IN U.S. DOLLARS
-                                                                 ----------------------
MSCI Emerging Markets Index......................................         26.45%
MSCI Emerging Markets Small Cap Index............................         20.72%
MSCI Emerging Markets Value Index................................         20.70%
MSCI Emerging Markets Growth Index...............................         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2017

   Publicly traded global real estate investment trusts (REITs) had positive returns for the period. REITs generally underperformed developed non-U.S., U.S., and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance for the period but underperformed non-U.S. REITs. Among larger REIT markets, the U.K., Singapore, and Hong Kong were among the strongest performers, while Japanese REITs lagged. At the industry level, hotel and resort REITs were the strongest performers, while retail REITs were the weakest.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                            RETURN IN U.S. DOLLARS
             -                              ----------------------
             S&P Global ex U.S. REIT Index.         5.70%
             S&P Global REIT Index.........         4.31%

----------
Source: Returns are of Standard and Poor's (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2017. All rights reserved.

   For portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalization large company stocks, low relative

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price (value) stocks, and higher-profitability stocks relative to the international large-cap universe. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. As of October 31, 2017, the Portfolio held approximately 1,400 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 23.79% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. Within the large cap universe, smaller stocks outperformed for the period. As a result, the Portfolio's greater emphasis on the smaller large cap stocks contributed positively to performance relative to the benchmark. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 5,300 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.02% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of and greater emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks), as small-caps generally outperformed large-caps in developed markets outside the U.S. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio is designed to capture the returns of developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Funds collectively held approximately 4,500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.54% for the Portfolio and 25.86% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. At the sector level, the Master Funds generally exclude real estate investment trusts (REITs). This exclusion contributed positively to the Master Funds' performance relative to the benchmark, as REITs underperformed most other sectors for the period. The Master Funds' exclusion of companies with the lowest profitability and highest relative price also benefited relative performance, as those companies underperformed for the period. At the country level, the Master Funds' greater emphasis on micro-cap securities had a positive impact in Japan.

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GLOBAL SMALL COMPANY PORTFOLIO

   The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of six Master Funds and one portfolio (which shall be collectively referred to below as the "Underlying Funds") managed by Dimensional that invest individually in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and Emerging Markets. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held approximately 10,400 securities in 42 eligible developed and emerging markets. In general, average cash exposure throughout the period since the Portfolio launched was less than 1% of the Portfolio's assets.

   From the Portfolio's inception on January 18, 2017, through to October 31, 2017, total returns were 15.30% for the Portfolio and 17.01% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited number of stocks. During this shortened reporting period, securities with smaller market capitalizations generally underperformed those with larger market capitalizations. The Underlying Funds' greater emphasis on micro- and smaller-cap securities in the U.S. was the primary driver of underperformance relative to the benchmark. The Underlying Funds' general exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs underperformed the benchmark for the period.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held over 1,700 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 26.56% for the Portfolio and 21.15% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater allocation to micro-cap stocks benefited performance relative to the benchmark, as micro-caps generally outperformed other small-cap stocks in Japan. At the sector level, the Master Fund generally excludes real estate investment trusts (REITs). This exclusion also contributed positively to the Portfolio's relative performance, as REITs underperformed most other sectors for the period.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 15.70% for the Portfolio and 16.75% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific

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



equity markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on micro-cap stocks and consequent lesser allocation to other small-cap stocks detracted from performance relative to the benchmark, as micro-cap stocks generally underperformed in Asia Pacific equity markets. The Master Fund's exclusion of companies with the lowest profitability and highest relative price contributed positively to relative performance, as those companies underperformed for the period.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio is designed to capture the returns of small company stocks in the U.K. by purchasing shares of the United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 330 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 29.28% for the Portfolio and 32.13% for the MSCI UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. By design, the Master Fund provides consistent and diversified exposure to small companies in the U.K. Due to differences in methodology, the Master Fund may invest in or hold small-cap securities with higher market capitalizations that the benchmark does not hold. The Master Fund's holdings of these securities underperformed for the period and detracted from the Master Fund's performance relative to the benchmark. Additionally, the Master Fund may exclude securities that are included in the benchmark but listed on exchanges not yet approved for investment by Dimensional. The Master Fund's exclusion of these securities also detracted from relative performance, as those stocks generally outperformed for the period. The Master Fund's general exclusions of real estate investment trusts (REITs) and companies with the lowest profitability and highest relative price contributed positively to relative performance, as those securities generally underperformed for the period.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 33.68% for the Portfolio and 34.23% for the MSCI Europe ex UK Small Cap Index (net dividends), the Portfolio's benchmark. Due to differences in methodology, the Master Fund and the benchmark may have different definitions for the maximum market capitalization of small-cap securities on a country-by-country basis. As a result, the Master Fund and the benchmark may invest in or hold small-cap securities that the other does not hold. Differences in holdings of these securities detracted from the Master Fund's performance relative to the benchmark. The Master Fund's exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as those securities underperformed for the period.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2017, the Portfolio held approximately 300 securities in 21 approved developed ex U.S. and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 5.46% for the Portfolio and 5.70% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in international real estate securities markets rather than by the behavior of a limited number of stocks. The Portfolio's lesser allocation to Spain detracted from performance relative to the benchmark, as did holdings differences among diversified REITs. These holdings differences were due to methodology differences between the Portfolio and the benchmark. Withholding tax rate differences between the Portfolio and the benchmark had a positive impact on relative performance for the period.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified group of real estate securities in developed and emerging markets. As of October 31, 2017, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2017, the Portfolio held, either directly or through the underlying portfolios, approximately 440 securities in 22 approved developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 5.82% for the Portfolio and 4.31% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. At the country level, holdings differences between the Portfolio and the benchmark in the U.S. contributed positively to relative performance. These holdings differences were primarily driven by differences in REIT eligibility between the Portfolio and the benchmark, most notably among data center REITs. Withholding tax rate differences between the Portfolio and the benchmark also had a positive impact on relative performance for the period.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio is designed to capture the returns of small-cap value stocks in developed ex U.S. markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held over 2,100 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 27.49% for the Portfolio and 25.86% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. At the sector level, the Portfolio generally excludes real estate investment trusts (REITs). This exclusion benefited the Portfolio's performance relative to the benchmark, as REITs underperformed most other sectors for the period. At the country level, the Portfolio's greater focus on small-caps and micro-caps had a positive impact in Japan.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.83% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of and greater emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks), as small-caps generally outperformed large-caps in developed markets outside the U.S. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

   The International High Relative Profitability Portfolio seeks to capture the returns of developed ex U.S. large-cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 480 securities in 22 eligible developed markets. In general, average cash exposure since inception was less than 1% of the Portfolio's assets.

   From inception on May 16, 2017, through October 31, 2017, total returns were 7.38% for the Portfolio and 7.34% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With mid-cap stocks generally outperforming large-cap stocks for the period, the Portfolio's emphasis on mid-cap stocks contributed positively to performance relative to the benchmark. This was partially offset by the Portfolio's focus on stocks with high profitability, as these stocks generally underperformed for the period and detracted from relative performance.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held approximately 5,000 securities in 41 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.97% for the Portfolio and 23.64% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks in developed ex U.S. markets for the period, the Underlying Funds' focus on value stocks contributed positively to the Portfolio's performance relative to the benchmark. The Underlying Funds' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small- and mid-cap value stocks in developed ex U.S. and emerging markets. Value is measured primarily by book-to-market ratio. The World ex U.S. Targeted Value Portfolio may also consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 4,400 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 27.61% for the Portfolio and 24.70% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. Within the small cap universe, high-profitability stocks generally outperformed low-profitability stocks for the period. As a result, the Portfolio's greater emphasis on high-profitability stocks contributed positively to performance relative to the

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benchmark. At the sector level, the Portfolio generally excludes real estate investment trusts (REITs). This exclusion also had a positive impact on the Portfolio's relative performance, as REITs underperformed most other sectors for the period.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 8,300 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.33% for the Portfolio and 23.64% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With developed ex U.S. small-caps generally outperforming large-caps for the period, the Portfolio's inclusion of and emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks). At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2017, total returns were 25.14% for the Portfolio and 23.20% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With U.S. and developed ex U.S. small-caps generally outperforming large-caps for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks contributed positively to Portfolio's performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks). At the sector level, the Underlying Funds' general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2017, total returns were 24.54% for the Portfolio and 23.20% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets (rather than by the behavior of a limited group of stocks in a particular industry or country) and by the effect of the Portfolio's currency hedging activity. With U.S. and developed ex U.S. small-caps generally outperforming large for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks contributed positively to Portfolio's performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks). At the sector level, the Underlying Funds' general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark. The Portfolio's strategy of selectively hedging foreign currency exposure slightly detracted from relative performance, as the U.S. dollar generally depreciated against the currencies that it had hedged and the benchmark does not hedge currency exposure.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalization large company stocks, low relative price (value) stocks, and higher-profitability stocks relative to the emerging markets large-cap universe. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. As of October 31, 2017, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 24.83% for the Portfolio and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on smaller market cap stocks within the large-cap space detracted from the Portfolio's performance relative to the benchmark (which is composed of mostly mid- and large-cap stocks), as smaller stocks within the large-cap space generally underperformed other large-caps for the period. At the country level, the Master Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Master Fund's lack of exposure to Qatar and the U.A.E., (both of which were included in the benchmark) contributed positively to relative performance, as those countries underperformed.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 4,000 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 21.00% for the Portfolio and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-caps generally underperforming large-caps for the year, the Master Fund's focus on small-caps was the primary driver of the Portfolio's underperformance relative to the benchmark (which is composed of mostly mid- and large-cap stocks). At the country level, the Master Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 2,400 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 24.11% for the Portfolio's Class R2 shares, 24.41% for the Portfolio's Institutional
Class shares, and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Portfolio's performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) underperforming high relative price (growth) stocks among large-caps for the period, the Master Fund's focus on value stocks had a negative impact on performance relative to the style-neutral benchmark. At the country level, the Master Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. The Master Fund's greater focus on value securities in India had a positive impact on relative performance, as these securities outperformed.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 4,800 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.02% for the Portfolio and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of and greater emphasis on small-cap stocks were the primary drivers of underperformance relative to the benchmark (which is mostly composed of large- and mid-cap stocks), as small-caps generally underperformed larger company securities for the period. Additionally, with low relative price (value) stocks generally underperforming high relative price (growth) stocks in emerging markets, the Portfolio's greater emphasis on value stocks detracted from relative performance. At the country level, the Portfolio's lesser allocation to China also detracted from relative performance, as China was among the stronger performers in the benchmark for the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2017
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/17  10/31/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,090.00    0.15%    $0.79
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.45    0.15%    $0.77

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/17  10/31/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,088.40    0.18%    $0.95
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.30    0.18%    $0.92

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,077.50    0.27%    $1.41
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.84    0.27%    $1.38

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,058.80    0.47%    $2.44
    Class R2 Shares................. $1,000.00 $1,057.80    0.62%    $3.22
    Institutional Class Shares...... $1,000.00 $1,059.30    0.37%    $1.92
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.84    0.47%    $2.40
    Class R2 Shares................. $1,000.00 $1,022.08    0.62%    $3.16
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,059.00    0.52%    $2.70
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.58    0.52%    $2.65

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,089.10    0.19%    $1.00
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,082.30    0.22%    $1.15
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.10    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,071.40    0.32%    $1.67
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                BEGINNING  ENDING              EXPENSES
                                                 ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                  VALUE    VALUE     EXPENSE    DURING
                                                05/01/17  10/31/17    RATIO*   PERIOD*
                                                --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,065.50    0.37%    $1.93
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,023.34    0.37%    $1.89

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,083.90    0.52%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,022.58    0.52%    $2.65

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO****
----------------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,098.40    0.25%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,021.86    0.25%    $1.16

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,021.20    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.30    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,113.20    0.23%    $1.23
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.05    0.23%    $1.17

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,125.70    0.29%    $1.55
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,023.74    0.29%    $1.48

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,123.90    0.53%    $2.84
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,022.53    0.53%    $2.70

GLOBAL SMALL COMPANY PORTFOLIO***
---------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,090.80    0.52%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,022.58    0.52%    $2.65

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/17  10/31/17    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,184.10    0.53%    $2.92
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.53    0.53%    $2.70

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,103.80    0.54%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.48    0.54%    $2.75

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,073.40    0.59%    $3.08
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.23    0.59%    $3.01

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,132.00    0.56%    $3.01
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.38    0.56%    $2.85

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,016.00    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.79    0.28%    $1.43

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO*****
------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,021.60    0.24%    $1.22
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,024.00    0.24%    $1.22

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,125.40    0.68%    $3.64
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.78    0.68%    $3.47

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,128.80    0.49%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.74    0.49%    $2.50

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                         BEGINNING  ENDING              EXPENSES
                                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                           VALUE    VALUE     EXPENSE    DURING
                                                         05/01/17  10/31/17    RATIO*   PERIOD*
                                                         --------- --------- ---------- --------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO****
-------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,000.00    0.32%    $1.47
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,021.54    0.32%    $1.49

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,127.80    0.51%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,022.63    0.51%    $2.60

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,120.30    0.65%    $3.47
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,021.93    0.65%    $3.31

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,125.80    0.38%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,023.29    0.38%    $1.94

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,106.60    0.35%    $1.86
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,023.44    0.35%    $1.79

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,099.10    0.35%    $1.85
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,023.44    0.35%    $1.79

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,143.00    0.48%    $2.59
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,022.79    0.48%    $2.45

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,101.70    0.74%    $3.92
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,021.48    0.74%    $3.77

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/17  10/31/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares....................... $1,000.00 $1,114.10    0.82%    $4.37
 Institutional Class Shares............ $1,000.00 $1,115.80    0.57%    $3.04
Hypothetical 5% Annual Return
 Class R2 Shares....................... $1,000.00 $1,021.07    0.82%    $4.18
 Institutional Class Shares............ $1,000.00 $1,022.33    0.57%    $2.91

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,130.70    0.53%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.53    0.53%    $2.70

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
     (184), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

**** The Portfolios commenced operations on May 16, 2017. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (168), then divided by the number of days in the year
     (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the period ended October 31, 2017 to allow for comparability.

*****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
U.S. Large Cap Value Portfolio..............................              100.0%
Japanese Small Company Portfolio............................              100.0%
Asia Pacific Small Company Portfolio........................              100.0%
United Kingdom Small Company Portfolio......................              100.0%
Continental Small Company Portfolio.........................              100.0%
Emerging Markets Portfolio..................................              100.0%
Emerging Markets Small Cap Portfolio........................              100.0%
Emerging Markets Value Portfolio............................              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

 International Small Company Portfolio................................. 100.0%
 Global Small Company Portfolio........................................ 100.0%
 World ex U.S. Value Portfolio......................................... 100.0%
 World Core Equity Portfolio........................................... 100.0%
 Selectively Hedged Global Equity Portfolio............................ 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

       ENHANCED U.S. LARGE COMPANY PORTFOLIO
Corporate....................................  35.7%
Foreign Corporate............................  24.8%
Foreign Government...........................  18.5%
Government...................................  19.7%
Supranational................................   1.3%
                                              -----
                                              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          U.S. LARGE CAP EQUITY PORTFOLIO
Consumer Discretionary.......................  14.4%
Consumer Staples.............................   7.8%
Energy.......................................   5.1%
Financials...................................  14.8%
Health Care..................................  13.4%
Industrials..................................  12.2%
Information Technology.......................  23.2%
Materials....................................   4.0%
Real Estate..................................   0.2%
Telecommunication Services...................   2.3%
Utilities....................................   2.6%
                                              -----
                                              100.0%

           U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  15.9%
Consumer Staples.............................   2.5%
Energy.......................................   9.7%
Financials...................................  24.3%
Health Care..................................   5.6%
Industrials..................................  21.7%
Information Technology.......................  12.6%
Materials....................................   5.8%
Real Estate..................................   0.5%
Telecommunication Services...................   0.7%
Utilities....................................   0.7%
                                              -----
                                              100.0%

          U.S. SMALL CAP VALUE PORTFOLIO
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   4.4%
Energy.......................................   9.0%
Financials...................................  26.9%
Health Care..................................   4.8%
Industrials..................................  18.3%
Information Technology.......................  14.5%
Materials....................................   5.6%
Real Estate..................................   0.2%
Telecommunication Services...................   1.0%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 1 PORTFOLIO
Consumer Discretionary.......................  15.2%
Consumer Staples.............................   6.9%
Energy.......................................   4.8%
Financials...................................  15.8%
Health Care..................................  11.7%
Industrials..................................  13.8%
Information Technology.......................  21.9%
Materials....................................   4.7%
Real Estate..................................   0.3%
Telecommunication Services...................   2.0%
Utilities....................................   2.9%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  14.5%
Consumer Staples.............................   6.0%
Energy.......................................   5.3%
Financials...................................  19.3%
Health Care..................................  11.0%
Industrials..................................  14.6%
Information Technology.......................  19.7%
Materials....................................   5.0%
Real Estate..................................   0.4%
Telecommunication Services...................   2.2%
Utilities....................................   2.0%
                                              -----
                                              100.0%

           U.S. VECTOR EQUITY PORTFOLIO
Consumer Discretionary.......................  13.9%
Consumer Staples.............................   4.3%
Energy.......................................   6.6%
Financials...................................  24.5%
Health Care..................................   8.3%
Industrials..................................  16.9%
Information Technology.......................  15.8%
Materials....................................   5.7%
Real Estate..................................   0.5%
Telecommunication Services...................   2.4%
Utilities....................................   1.1%
                                              -----
                                              100.0%

             U.S. SMALL CAP PORTFOLIO
Consumer Discretionary.......................  15.5%
Consumer Staples.............................   4.2%
Energy.......................................   4.4%
Financials...................................  21.0%
Health Care..................................   8.4%
Industrials..................................  20.1%
Information Technology.......................  15.2%
Materials....................................   5.5%
Real Estate..................................   0.6%
Telecommunication Services...................   1.2%
Utilities....................................   3.9%
                                              -----
                                              100.0%

             U.S. MICRO CAP PORTFOLIO
Consumer Discretionary.......................  14.1%
Consumer Staples.............................   3.5%
Energy.......................................   3.4%
Financials...................................  22.1%
Health Care..................................  10.0%
Industrials..................................  22.2%
Information Technology.......................  14.0%
Materials....................................   5.5%
Real Estate..................................   1.0%
Telecommunication Services...................   1.8%
Utilities....................................   2.4%
                                              -----
                                              100.0%

    U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
Consumer Discretionary.......................  21.9%
Consumer Staples.............................  12.5%
Energy.......................................   0.8%
Financials...................................   3.4%
Health Care..................................   8.2%
Industrials..................................  19.7%
Information Technology.......................  25.4%
Materials....................................   4.8%
Telecommunication Services...................   3.0%
Utilities....................................   0.3%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       DFA REAL ESTATE SECURITIES PORTFOLIO
Real Estate Investment Trusts................ 100.0%
                                              -----
                                              100.0%

         LARGE CAP INTERNATIONAL PORTFOLIO
Consumer Discretionary.......................  13.1%
Consumer Staples.............................  10.2%
Energy.......................................   6.2%
Financials...................................  21.0%
Health Care..................................   8.8%
Industrials..................................  15.3%
Information Technology.......................   5.9%
Materials....................................  10.3%
Real Estate..................................   1.9%
Telecommunication Services...................   4.0%
Utilities....................................   3.3%
                                              -----
                                              100.0%

        INTERNATIONAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  16.3%
Consumer Staples.............................   7.0%
Energy.......................................   5.7%
Financials...................................  17.8%
Health Care..................................   5.3%
Industrials..................................  18.7%
Information Technology.......................   6.9%
Materials....................................  13.6%
Real Estate..................................   2.4%
Telecommunication Services...................   3.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Real Estate.................................. 100.0%
                                              -----
                                              100.0%

    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
Affiliated Investment Companies..............  58.6%
Real Estate..................................  41.4%
                                              -----
                                              100.0%

    DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Consumer Discretionary.......................  16.4%
Consumer Staples.............................   4.4%
Energy.......................................   5.9%
Financials...................................  19.9%
Health Care..................................   1.6%
Industrials..................................  23.9%
Information Technology.......................   5.5%
Materials....................................  16.9%
Real Estate..................................   3.2%
Telecommunication Services...................   0.6%
Utilities....................................   1.7%
                                              -----
                                              100.0%

       INTERNATIONAL VECTOR EQUITY PORTFOLIO
Consumer Discretionary.......................  15.7%
Consumer Staples.............................   6.2%
Energy.......................................   6.7%
Financials...................................  18.1%
Health Care..................................   4.6%
Industrials..................................  19.5%
Information Technology.......................   7.6%
Materials....................................  14.7%
Real Estate..................................   2.5%
Telecommunication Services...................   2.1%
Utilities....................................   2.3%
                                              -----
                                              100.0%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
Consumer Discretionary.......................  17.6%
Consumer Staples.............................  12.1%
Energy.......................................   1.9%
Financials...................................   5.8%
Health Care..................................  11.6%
Industrials..................................  21.7%
Information Technology.......................   5.9%
Materials....................................  12.6%
Real Estate..................................   0.5%
Telecommunication Services...................   7.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%

      WORLD EX U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  16.3%
Consumer Staples.............................   4.9%
Energy.......................................   5.2%
Financials...................................  17.7%
Health Care..................................   2.7%
Industrials..................................  20.6%
Information Technology.......................   7.8%
Materials....................................  16.8%
Real Estate..................................   5.0%
Telecommunication Services...................   1.0%
Utilities....................................   2.0%
                                              -----
                                              100.0%

        WORLD EX U.S. CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  14.9%
Consumer Staples.............................   7.1%
Energy.......................................   5.7%
Financials...................................  18.1%
Health Care..................................   4.8%
Industrials..................................  16.7%
Information Technology.......................  10.1%
Materials....................................  13.0%
Real Estate..................................   3.2%
Telecommunication Services...................   3.3%
Utilities....................................   3.1%
                                              -----
                                              100.0%

      EMERGING MARKETS CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  11.4%
Consumer Staples.............................   7.4%
Energy.......................................   5.5%
Financials...................................  18.2%
Health Care..................................   3.3%
Industrials..................................   9.2%
Information Technology.......................  23.0%
Materials....................................  11.0%
Real Estate..................................   3.7%
Telecommunication Services...................   3.9%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
BONDS -- (79.6%)
AUSTRALIA -- (7.5%)
ANZ New Zealand Int'l, Ltd.
    2.600%, 09/23/19.............................       2,200 $ 2,222,192
Commonwealth Bank of Australia
##  1.375%, 09/06/18.............................       3,995   3,984,854
    5.000%, 10/15/19.............................       3,000   3,164,435
National Australia Bank, Ltd.
    2.125%, 05/22/20.............................       2,941   2,940,994
Westpac Banking Corp.
    2.250%, 07/30/18.............................       3,000   3,014,965
    2.250%, 01/17/19.............................       3,200   3,215,254
Other Securities.................................               5,340,414
                                                              -----------
TOTAL AUSTRALIA..................................              23,883,108
                                                              -----------

AUSTRIA -- (2.2%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.............................       5,000   4,989,016
Other Securities.................................               1,980,351
                                                              -----------
TOTAL AUSTRIA....................................               6,969,367
                                                              -----------

BELGIUM -- (0.4%)
Other Securities.................................               1,204,656
                                                              -----------

CANADA -- (14.1%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       4,600   4,591,164
Canada Housing Trust No 1
##  2.000%, 12/15/19............................. CAD   4,000   3,129,618
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,200   4,769,016
Ontario, Province of Canada
    2.000%, 09/27/18.............................       2,200   2,206,283
Province of Ontario Canada
    4.400%, 04/14/20.............................       5,000   5,281,339
Quebec, Province of Canada
    4.500%, 12/01/19............................. CAD   2,500   2,052,186
Royal Bank of Canada
    2.000%, 12/10/18.............................       2,599   2,605,414
Saskatchewan, Province of Canada
    3.900%, 07/28/20............................. CAD   6,300   5,167,992
Toronto-Dominion Bank (The)
    1.950%, 01/22/19.............................       2,400   2,404,598
    2.563%, 06/24/20............................. CAD   3,000   2,362,887
Other Securities.................................              10,456,927
                                                              -----------
TOTAL CANADA.....................................              45,027,424
                                                              -----------

DENMARK -- (1.7%)
Kommunekredit
    1.250%, 08/27/18.............................       5,300   5,282,669
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
FINLAND -- (0.9%)
Other Securities.................................             $ 2,989,602
                                                              -----------

FRANCE -- (0.2%)
Other Securities.................................                 597,972
                                                              -----------

GERMANY -- (3.3%)
Other Securities.................................              10,583,693
                                                              -----------

IRELAND -- (1.2%)
Medtronic, Inc.
    2.500%, 03/15/20.............................       2,500   2,533,894
Other Securities.................................               1,218,071
                                                              -----------
TOTAL IRELAND....................................               3,751,965
                                                              -----------

JAPAN -- (4.3%)
Toyota Credit Canada, Inc.
    2.800%, 11/21/18............................. CAD   3,000   2,350,841
Toyota Motor Credit Corp.
    1.550%, 10/18/19.............................       2,500   2,486,139
Other Securities.................................               8,915,808
                                                              -----------
TOTAL JAPAN......................................              13,752,788
                                                              -----------

NETHERLANDS -- (7.2%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18.............................       5,000   4,971,500
    1.875%, 06/11/19.............................       2,954   2,958,416
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................       4,144   4,165,363
Shell International Finance BV
    1.375%, 09/12/19.............................       3,000   2,976,990
Other Securities.................................               7,784,969
                                                              -----------
TOTAL NETHERLANDS................................              22,857,238
                                                              -----------

NORWAY -- (2.2%)
Statoil ASA
    2.250%, 11/08/19.............................       4,461   4,490,062
Other Securities.................................               2,396,159
                                                              -----------
TOTAL NORWAY.....................................               6,886,221
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.2%)
Council Of Europe Development Bank
    1.625%, 03/10/20.............................       3,000   2,983,652
Other Securities.................................                 989,060
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               3,972,712
                                                              -----------

SWEDEN -- (0.8%)
Other Securities.................................               2,703,253
                                                              -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                    -   -------   ------
                                                         (000)
SWITZERLAND -- (0.3%)
Other Securities...................................             $1,005,258
                                                                ----------

UNITED KINGDOM -- (1.5%)
BP Capital Markets P.L.C.
     2.315%, 02/13/20..............................       2,550  2,570,236
Other Securities...................................              2,185,127
                                                                ----------
TOTAL UNITED KINGDOM...............................              4,755,363
                                                                ----------

UNITED STATES -- (30.6%)
Apple, Inc.
     1.100%, 08/02/19..............................       3,000  2,969,949
Becton Dickinson and Co.
     2.675%, 12/15/19..............................       2,100  2,121,250
Bristol-Myers Squibb Co.
     1.600%, 02/27/19..............................       2,500  2,494,951
Chevron Corp.
     2.193%, 11/15/19..............................       3,500  3,526,471
Citizens Bank NA
     2.450%, 12/04/19..............................       2,200  2,213,324
Dominion Energy, Inc.
     2.500%, 12/01/19..............................       2,000  2,013,467
Eastman Chemical Co.
     2.700%, 01/15/20..............................       2,000  2,022,724
Enterprise Products Operating LLC
     5.250%, 01/31/20..............................       2,000  2,131,948
Exelon Generation Co. LLC
     2.950%, 01/15/20..............................       2,000  2,030,641
Humana, Inc.
     2.625%, 10/01/19..............................       2,000  2,022,634
Microsoft Corp.
     1.850%, 02/06/20..............................       3,000  3,001,244
Pfizer, Inc.
     2.100%, 05/15/19..............................       3,000  3,017,097
Ryder System, Inc.
     2.450%, 09/03/19..............................       2,000  2,014,220

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                    -   -------    ------
                                                         (000)
UNITED STATES -- (Continued)
Scripps Networks Interactive, Inc.
      2.750%, 11/15/19.............................       2,000 $  2,018,514
Time Warner, Inc.
      4.875%, 03/15/20.............................       2,000    2,120,025
Tyson Foods, Inc.
      2.650%, 08/15/19.............................       2,000    2,020,207
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................       2,000    2,016,760
Other Securities...................................               58,054,163
                                                                ------------
TOTAL UNITED STATES................................               97,809,589
                                                                ------------
TOTAL BONDS........................................              254,032,878
                                                                ------------

U.S. TREASURY OBLIGATIONS -- (19.5%)
U.S. Treasury Notes
      0.875%, 09/15/19.............................       3,600    3,552,328
#     1.125%, 03/31/20.............................      22,700   22,408,270
      1.500%, 05/15/20.............................       3,500    3,483,457
      1.375%, 05/31/20.............................       2,500    2,480,078
      1.625%, 06/30/20.............................      28,500   28,436,543
Other Securities...................................                1,977,734
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS....................               62,338,410
                                                                ------------
TOTAL INVESTMENT SECURITIES........................              316,371,288
                                                                ------------

                                                        SHARES
                                                    -   ------       -
SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@  DFA Short Term Investment Fund...............     261,629    3,027,311
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $320,452,313)..............................              $319,398,599
                                                                ============

At October 31, 2017, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                         UNREALIZED
                                                                          FOREIGN
                                                                          EXCHANGE
                                                        SETTLEMENT      APPRECIATION
CURRENCY PURCHASED CURRENCY SOLD    COUNTERPARTY           DATE        (DEPRECIATION)
------------------ -------------- -----------------     ----------     --------------
USD   29,525,577   CAD 36,929,390 Barclays Capital       11/20/17         $895,808
                                                                          --------
                                                    TOTAL APPRECIATION    $895,808
                                                                          ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At October 31, 2017, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   2,516    12/15/17  $309,103,790 $323,645,660  $14,541,870
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS..                      $309,103,790 $323,645,660  $14,541,870
                                               ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ---------------------------------------------
                                              LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                            ----------- ------------ ------- ------------
Bonds......................................
 Australia.................................          -- $ 23,883,108   --    $ 23,883,108
 Austria...................................          --    6,969,367   --       6,969,367
 Belgium...................................          --    1,204,656   --       1,204,656
 Canada....................................          --   45,027,424   --      45,027,424
 Denmark...................................          --    5,282,669   --       5,282,669
 Finland...................................          --    2,989,602   --       2,989,602
 France....................................          --      597,972   --         597,972
 Germany...................................          --   10,583,693   --      10,583,693
 Ireland...................................          --    3,751,965   --       3,751,965
 Japan.....................................          --   13,752,788   --      13,752,788
 Netherlands...............................          --   22,857,238   --      22,857,238
 Norway....................................          --    6,886,221   --       6,886,221
 Supranational Organization Obligations....          --    3,972,712   --       3,972,712
 Sweden....................................          --    2,703,253   --       2,703,253
 Switzerland...............................          --    1,005,258   --       1,005,258
 United Kingdom............................          --    4,755,363   --       4,755,363
 United States.............................          --   97,809,589   --      97,809,589
U.S. Treasury Obligations..................          --   62,338,410   --      62,338,410
Securities Lending Collateral..............          --    3,027,311   --       3,027,311
Futures Contracts**........................ $14,541,870           --   --      14,541,870
Forward Currency Contracts**...............          --      895,808   --         895,808
                                            ----------- ------------   --    ------------
TOTAL...................................... $14,541,870 $320,294,407   --    $334,836,277
                                            =========== ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------     ------    ---------------
  COMMON STOCKS -- (96.5%)
  Consumer Discretionary -- (13.9%)
  *   Amazon.com, Inc...................  20,794 $ 22,983,192            1.9%
      Comcast Corp. Class A............. 316,091   11,388,759            0.9%
      Home Depot, Inc. (The)............  59,866    9,924,585            0.8%
      McDonald's Corp...................  30,670    5,119,130            0.4%
      Walt Disney Co. (The).............  84,177    8,233,352            0.7%
      Other Securities..................          116,879,847            9.7%
                                                 ------------           -----
  Total Consumer Discretionary..........          174,528,865           14.4%
                                                 ------------           -----
  Consumer Staples -- (7.5%)
      Altria Group, Inc.................  95,185    6,112,781            0.5%
      Coca-Cola Co. (The)............... 179,524    8,254,513            0.7%
      PepsiCo, Inc......................  71,845    7,919,474            0.7%
      Philip Morris International, Inc..  58,561    6,127,823            0.5%
      Procter & Gamble Co. (The)........ 122,323   10,561,368            0.9%
      Wal-Mart Stores, Inc.............. 100,286    8,755,971            0.7%
      Other Securities..................           46,858,158            3.8%
                                                 ------------           -----
  Total Consumer Staples................           94,590,088            7.8%
                                                 ------------           -----
  Energy -- (4.9%)
      Chevron Corp......................  72,058    8,350,802            0.7%
      Exxon Mobil Corp.................. 133,564   11,132,559            0.9%
      Other Securities..................           41,636,112            3.5%
                                                 ------------           -----
  Total Energy..........................           61,119,473            5.1%
                                                 ------------           -----
  Financials -- (14.2%)
      American Express Co...............  48,878    4,668,827            0.4%
      Bank of America Corp.............. 329,638    9,028,785            0.7%
  *   Berkshire Hathaway, Inc. Class B..  73,310   13,704,571            1.1%
      Citigroup, Inc.................... 103,314    7,593,579            0.6%
      JPMorgan Chase & Co............... 168,714   16,974,315            1.4%
      Wells Fargo & Co.................. 224,831   12,622,012            1.0%
      Other Securities..................          113,939,874            9.5%
                                                 ------------           -----
  Total Financials......................          178,531,963           14.7%
                                                 ------------           -----
  Health Care -- (13.0%)
      AbbVie, Inc.......................  79,854    7,206,824            0.6%
      Amgen, Inc........................  34,461    6,038,256            0.5%
      Bristol-Myers Squibb Co...........  70,325    4,336,240            0.4%
      Gilead Sciences, Inc..............  82,089    6,153,391            0.5%
      Johnson & Johnson................. 127,822   17,819,665            1.5%
      Merck & Co., Inc.................. 128,699    7,090,028            0.6%
      Pfizer, Inc....................... 333,873   11,705,587            1.0%
      UnitedHealth Group, Inc...........  45,981    9,666,126            0.8%
      Other Securities..................           92,681,526            7.5%
                                                 ------------           -----
  Total Health Care.....................          162,697,643           13.4%
                                                 ------------           -----
  Industrials -- (11.8%)
      3M Co.............................  29,427    6,773,801            0.6%
      Boeing Co. (The)..................  27,053    6,979,133            0.6%
      General Electric Co............... 278,500    5,614,560            0.5%
      Honeywell International, Inc......  37,099    5,348,192            0.4%
      Union Pacific Corp................  45,307    5,246,098            0.4%
      United Technologies Corp..........  43,205    5,174,231            0.4%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      Other Securities..............................................           $  112,783,126            9.3%
                                                                               --------------          ------
Total Industrials...................................................              147,919,141           12.2%
                                                                               --------------          ------
Information Technology -- (22.4%)
      Accenture P.L.C. Class A......................................    31,458      4,478,361            0.4%
*     Alphabet, Inc. Class A........................................    11,995     12,391,315            1.0%
*     Alphabet, Inc. Class C........................................    12,482     12,689,700            1.0%
      Apple, Inc....................................................   234,138     39,578,688            3.3%
      Cisco Systems, Inc............................................   238,546      8,146,346            0.7%
*     Facebook, Inc. Class A........................................    91,419     16,460,905            1.4%
      Intel Corp....................................................   271,088     12,331,793            1.0%
      International Business Machines Corp..........................    43,508      6,702,842            0.6%
      Mastercard, Inc. Class A......................................    48,631      7,234,834            0.6%
      Microsoft Corp................................................   328,948     27,361,895            2.3%
      NVIDIA Corp...................................................    26,473      5,474,881            0.5%
      Oracle Corp...................................................   133,683      6,804,465            0.6%
      Texas Instruments, Inc........................................    50,780      4,909,918            0.4%
#     Visa, Inc. Class A............................................    78,037      8,582,509            0.7%
      Other Securities..............................................              108,232,222            8.7%
                                                                               --------------          ------
Total Information Technology........................................              281,380,674           23.2%
                                                                               --------------          ------
Materials -- (3.9%)
      DowDuPont, Inc................................................    64,159      4,639,337            0.4%
      Other Securities..............................................               44,060,955            3.6%
                                                                               --------------          ------
Total Materials.....................................................               48,700,292            4.0%
                                                                               --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                2,828,620            0.2%
                                                                               --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................   410,018     13,797,106            1.1%
      Verizon Communications, Inc...................................   207,175      9,917,467            0.8%
      Other Securities..............................................                3,818,104            0.4%
                                                                               --------------          ------
Total Telecommunication Services....................................               27,532,677            2.3%
                                                                               --------------          ------
Utilities -- (2.5%)
      Other Securities..............................................               31,431,864            2.6%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,211,261,300           99.9%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    6,972            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,211,268,272
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 2,908,362      2,908,362            0.2%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund................................ 3,565,193     41,252,845            3.4%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,001,165,565)...........................................             $1,255,429,479          103.5%
                                                                               ==============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                 -------------- ----------- ------- --------------
Common Stocks
 Consumer Discretionary......... $  174,528,865          --   --    $  174,528,865
 Consumer Staples...............     94,590,088          --   --        94,590,088
 Energy.........................     61,119,473          --   --        61,119,473
 Financials.....................    178,531,963          --   --       178,531,963
 Health Care....................    162,697,643          --   --       162,697,643
 Industrials....................    147,919,141          --   --       147,919,141
 Information Technology.........    281,380,674          --   --       281,380,674
 Materials......................     48,700,292          --   --        48,700,292
 Real Estate....................      2,828,620          --   --         2,828,620
 Telecommunication Services.....     27,532,677          --   --        27,532,677
 Utilities......................     31,431,864          --   --        31,431,864
Rights/Warrants.................             -- $     6,972   --             6,972
Temporary Cash Investments......      2,908,362          --   --         2,908,362
Securities Lending Collateral...             --  41,252,845   --        41,252,845
                                 -------------- -----------   --    --------------
TOTAL........................... $1,214,169,662 $41,259,817   --    $1,255,429,479
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of  The DFA
    Investment Trust Company.................................. $23,733,611,877
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $23,733,611,877
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (85.5%)
Consumer Discretionary -- (13.5%)
#*  AutoNation, Inc....................   794,539 $   37,661,149            0.4%
#   CalAtlantic Group, Inc............. 1,269,551     62,639,646            0.6%
#   Kohl's Corp........................ 1,549,785     64,719,022            0.6%
#   Marriott Vacations Worldwide Corp..   289,641     38,122,548            0.4%
    PulteGroup, Inc.................... 3,041,882     91,956,093            0.9%
#   Toll Brothers, Inc................. 1,935,113     89,092,603            0.8%
    Other Securities...................            1,304,049,361           12.0%
                                                  --------------           -----
Total Consumer Discretionary...........            1,688,240,422           15.7%
                                                  --------------           -----
Consumer Staples -- (2.2%)
#*  Post Holdings, Inc.................   613,765     50,899,531            0.5%
    Other Securities...................              218,984,455            2.0%
                                                  --------------           -----
Total Consumer Staples.................              269,883,986            2.5%
                                                  --------------           -----
Energy -- (8.3%)
#*  CONSOL Energy, Inc................. 3,021,349     48,734,359            0.5%
#   Helmerich & Payne, Inc.............   811,786     44,088,098            0.4%
#   HollyFrontier Corp................. 1,989,315     73,505,189            0.7%
#   Murphy Oil Corp.................... 1,745,163     46,683,110            0.4%
#   Patterson-UTI Energy, Inc.......... 1,883,823     37,262,019            0.4%
#   PBF Energy, Inc. Class A........... 1,260,499     36,516,656            0.3%
*   Rice Energy, Inc................... 1,522,977     43,176,398            0.4%
#*  RSP Permian, Inc................... 1,213,663     41,762,144            0.4%
#*  Transocean, Ltd.................... 4,612,056     48,426,588            0.5%
    Other Securities...................              610,012,982            5.6%
                                                  --------------           -----
Total Energy...........................            1,030,167,543            9.6%
                                                  --------------           -----
Financials -- (20.8%)
    Assurant, Inc......................   583,134     58,692,437            0.6%
    Assured Guaranty, Ltd.............. 1,438,096     53,353,362            0.5%
    Axis Capital Holdings, Ltd.........   898,734     48,882,142            0.5%
    Hancock Holding Co.................   748,683     36,498,296            0.3%
#   Investors Bancorp, Inc............. 3,497,399     48,089,236            0.5%
#   Legg Mason, Inc.................... 1,005,115     38,375,291            0.4%
    Old Republic International Corp.... 1,963,525     39,839,922            0.4%
    PacWest Bancorp.................... 1,153,833     55,753,233            0.5%
#   People's United Financial, Inc..... 3,890,600     72,598,596            0.7%
#   Prosperity Bancshares, Inc.........   648,392     42,651,226            0.4%
#   RenaissanceRe Holdings, Ltd........   423,464     58,590,479            0.6%
    Umpqua Holdings Corp............... 2,496,330     51,074,912            0.5%
    Validus Holdings, Ltd..............   785,385     40,902,851            0.4%
    Other Securities...................            1,942,725,755           17.8%
                                                  --------------           -----
Total Financials.......................            2,588,027,738           24.1%
                                                  --------------           -----
Health Care -- (4.8%)
    Other Securities...................              593,457,006            5.5%
                                                  --------------           -----
Industrials -- (18.5%)
*   AECOM.............................. 1,450,538     50,855,862            0.5%
#   AGCO Corp..........................   929,613     63,743,563            0.6%
#   Air Lease Corp..................... 1,043,146     45,324,694            0.4%
*   Colfax Corp........................   938,343     39,138,287            0.4%
#*  Genesee & Wyoming, Inc. Class A....   579,330     41,584,307            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Jacobs Engineering Group, Inc.................................   1,288,161 $    74,983,852            0.7%
#*    JetBlue Airways Corp..........................................   2,739,112      52,453,995            0.5%
      ManpowerGroup, Inc............................................     345,864      42,638,114            0.4%
      Oshkosh Corp..................................................     455,176      41,675,915            0.4%
      Owens Corning.................................................   1,025,375      84,788,259            0.8%
*     Quanta Services, Inc..........................................   1,735,638      65,485,622            0.6%
#     Ryder System, Inc.............................................     540,258      43,804,119            0.4%
#     Trinity Industries, Inc.......................................   1,596,883      51,930,635            0.5%
      Other Securities..............................................               1,603,764,001           14.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,302,171,225           21.5%
                                                                                 ---------------          ------
Information Technology -- (10.8%)
*     Arrow Electronics, Inc........................................   1,011,843      84,579,956            0.8%
      Avnet, Inc....................................................   1,615,113      64,281,497            0.6%
#*    Cree, Inc.....................................................   1,232,546      44,001,892            0.4%
      Jabil, Inc....................................................   1,475,340      41,722,615            0.4%
      MKS Instruments, Inc..........................................     385,396      41,873,275            0.4%
#*    Tech Data Corp................................................     433,793      40,242,977            0.4%
      Other Securities..............................................               1,025,784,535            9.5%
                                                                                 ---------------          ------
Total Information Technology........................................               1,342,486,747           12.5%
                                                                                 ---------------          ------
Materials -- (5.0%)
#     Olin Corp.....................................................   1,184,056      43,253,566            0.4%
      Reliance Steel & Aluminum Co..................................     819,428      62,964,848            0.6%
      Other Securities..............................................                 513,643,800            4.8%
                                                                                 ---------------          ------
Total Materials.....................................................                 619,862,214            5.8%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  52,666,595            0.5%
                                                                                 ---------------          ------
Telecommunication Services -- (0.6%)
      Other Securities..............................................                  75,791,266            0.7%
                                                                                 ---------------          ------
Utilities -- (0.6%)
      Other Securities..............................................                  75,546,176            0.7%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              10,638,300,918           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.00%)
      Other Securities..............................................                      65,408            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              10,638,366,326
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 134,565,109     134,565,109            1.3%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@  DFA Short Term Investment Fund................................ 144,392,715   1,670,768,102           15.5%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,217,506,675)..........................................               $12,443,699,537          115.9%
                                                                                 ===============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------          --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini
 Index(R)...........    751     12/15/17  $95,704,424 $96,604,885    $900,461
                                          ----------- -----------    --------
TOTAL FUTURES
 CONTRACTS..........                      $95,704,424 $96,604,885    $900,461
                                          =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ------------------------------------------------------
                           LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                       --------------- -------------- ------- ---------------
  Common Stocks
   Consumer
     Discretionary.... $ 1,688,240,422             --   --    $ 1,688,240,422
   Consumer
     Staples..........     269,883,986             --   --        269,883,986
   Energy.............   1,030,167,543             --   --      1,030,167,543
   Financials.........   2,588,027,738             --   --      2,588,027,738
   Health Care........     593,457,006             --   --        593,457,006
   Industrials........   2,302,171,225             --   --      2,302,171,225
   Information
     Technology.......   1,342,486,747             --   --      1,342,486,747
   Materials..........     619,862,214             --   --        619,862,214
   Real Estate........      52,666,595             --   --         52,666,595

     Telecommunication
     Services.........      75,791,266             --   --         75,791,266
   Utilities..........      75,546,176             --   --         75,546,176
  Rights/Warrants.....              -- $       65,408   --             65,408
  Temporary Cash
   Investments........     134,565,109             --   --        134,565,109
  Securities
   Lending
   Collateral.........              --  1,670,768,102   --      1,670,768,102
  Futures
   Contracts**........         900,461             --   --            900,461
                       --------------- --------------   --    ---------------
  TOTAL............... $10,773,766,488 $1,670,833,510   --    $12,444,599,998
                       =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES       VALUE+     OF NET ASSETS**
                                                  ------       ------     ---------------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (13.5%)
#   Aaron's, Inc................................ 2,630,659 $   96,808,251            0.6%
#   Adtalem Global Education, Inc............... 2,165,341     80,009,350            0.5%
#   Marriott Vacations Worldwide Corp...........   677,318     89,148,595            0.6%
#*  Meritage Homes Corp......................... 1,426,415     69,466,410            0.5%
*   TopBuild Corp...............................   955,846     63,076,278            0.4%
#*  TRI Pointe Group, Inc....................... 5,761,788    101,926,030            0.7%
    Other Securities............................            1,790,700,068           11.8%
                                                           --------------           -----
Total Consumer Discretionary....................            2,291,134,982           15.1%
                                                           --------------           -----
Consumer Staples -- (3.8%)
*   Darling Ingredients, Inc.................... 6,340,472    115,713,614            0.8%
#   Fresh Del Monte Produce, Inc................ 1,800,679     80,148,222            0.5%
    Seaboard Corp...............................    18,357     80,773,003            0.5%
#*  United Natural Foods, Inc................... 1,650,193     63,977,983            0.4%
    Other Securities............................              313,393,762            2.1%
                                                           --------------           -----
Total Consumer Staples..........................              654,006,584            4.3%
                                                           --------------           -----
Energy -- (7.9%)
#   Delek US Holdings, Inc...................... 2,602,004     67,782,204            0.5%
*   Oasis Petroleum, Inc........................ 7,305,736     69,039,205            0.5%
#   Patterson-UTI Energy, Inc................... 3,240,184     64,090,839            0.4%
#   PBF Energy, Inc. Class A.................... 3,548,336    102,795,294            0.7%
#*  PDC Energy, Inc............................. 1,558,721     79,385,661            0.5%
    Other Securities............................              961,650,831            6.3%
                                                           --------------           -----
Total Energy....................................            1,344,744,034            8.9%
                                                           --------------           -----
Financials -- (23.8%)
    American Equity Investment Life Holding Co.. 3,252,117     95,969,973            0.6%
    Argo Group International Holdings, Ltd...... 1,083,224     68,188,951            0.5%
    Aspen Insurance Holdings, Ltd............... 2,072,459     88,908,491            0.6%
#   Associated Banc-Corp........................ 4,111,950    104,032,335            0.7%
#   CNO Financial Group, Inc.................... 4,510,009    108,104,916            0.7%
#   Fulton Financial Corp....................... 5,608,623    102,076,939            0.7%
#   Hancock Holding Co.......................... 1,840,989     89,748,214            0.6%
    Hanover Insurance Group, Inc. (The)......... 1,210,534    119,092,335            0.8%
    Iberiabank Corp.............................   920,024     67,851,770            0.5%
#   Kemper Corp................................. 1,712,513    109,772,083            0.7%
    MB Financial, Inc........................... 1,929,936     88,661,260            0.6%
#   Old National Bancorp........................ 4,542,920     82,681,144            0.6%
#   Selective Insurance Group, Inc.............. 1,626,522     96,940,711            0.6%
#   Sterling Bancorp............................ 4,408,451    110,431,698            0.7%
    Washington Federal, Inc..................... 3,007,914    104,675,407            0.7%
    Wintrust Financial Corp..................... 1,394,086    113,325,251            0.8%
    Other Securities............................            2,487,331,952           16.2%
                                                           --------------           -----
Total Financials................................            4,037,793,430           26.6%
                                                           --------------           -----
Health Care -- (4.2%)
    Other Securities............................              723,206,181            4.8%
                                                           --------------           -----
Industrials -- (16.2%)
#   Barnes Group, Inc........................... 1,100,530     71,633,498            0.5%
#*  Esterline Technologies Corp................. 1,083,684    102,787,427            0.7%
#   GATX Corp................................... 1,562,725     92,841,492            0.6%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     SkyWest, Inc..................................................   1,604,820 $    75,587,022            0.5%
#     Terex Corp....................................................   1,583,719      74,609,002            0.5%
*     WESCO International, Inc......................................   1,576,414      99,550,544            0.7%
      Other Securities..............................................               2,236,691,254           14.6%
                                                                                 ---------------          ------
Total Industrials...................................................               2,753,700,239           18.1%
                                                                                 ---------------          ------
Information Technology -- (12.8%)
      Brooks Automation, Inc........................................   2,091,361      71,921,905            0.5%
*     CACI International, Inc. Class A..............................     849,691     122,143,081            0.8%
#     Convergys Corp................................................   3,556,089      91,498,170            0.6%
#*    Cree, Inc.....................................................   3,155,360     112,646,352            0.8%
#     MKS Instruments, Inc..........................................     915,012      99,416,054            0.7%
*     Sanmina Corp..................................................   2,630,002      86,066,815            0.6%
#     SYNNEX Corp...................................................     572,038      77,156,485            0.5%
#*    Tech Data Corp................................................   1,090,827     101,196,021            0.7%
#     Vishay Intertechnology, Inc...................................   4,923,147     109,540,021            0.7%
      Other Securities..............................................               1,306,946,138            8.5%
                                                                                 ---------------          ------
Total Information Technology........................................               2,178,531,042           14.4%
                                                                                 ---------------          ------
Materials -- (5.0%)
#     Carpenter Technology Corp.....................................   1,553,506      77,349,064            0.5%
#     Commercial Metals Co..........................................   4,169,164      81,215,315            0.5%
      Domtar Corp...................................................   2,233,503     105,689,362            0.7%
      Other Securities..............................................                 578,577,618            3.9%
                                                                                 ---------------          ------
Total Materials.....................................................                 842,831,359            5.6%
                                                                                 ---------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                  28,019,920            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (0.9%)
      Telephone & Data Systems, Inc.................................   2,892,254      84,309,204            0.6%
      Other Securities..............................................                  66,234,325            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 150,543,529            1.0%
                                                                                 ---------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                   6,529,786            0.0%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              15,011,041,086           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      56,422            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              15,011,097,508
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 151,577,250     151,577,250            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund................................ 158,525,066   1,834,293,538           12.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,634,568,815)..........................................               $16,996,968,296          112.1%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)........   1,070    12/15/17  $132,301,671 $137,639,450   $5,337,779
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $132,301,671 $137,639,450   $5,337,779
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,291,134,982             --   --    $ 2,291,134,982
 Consumer Staples..................     654,006,584             --   --        654,006,584
 Energy............................   1,344,744,034             --   --      1,344,744,034
 Financials........................   4,037,793,430             --   --      4,037,793,430
 Health Care.......................     723,206,181             --   --        723,206,181
 Industrials.......................   2,753,700,239             --   --      2,753,700,239
 Information Technology............   2,178,531,042             --   --      2,178,531,042
 Materials.........................     842,831,359             --   --        842,831,359
 Real Estate.......................      28,019,920             --   --         28,019,920
 Telecommunication Services........     150,543,529             --   --        150,543,529
 Utilities.........................       6,529,786             --   --          6,529,786
Rights/Warrants....................              -- $       56,422   --             56,422
Temporary Cash Investments.........     151,577,250             --   --        151,577,250
Securities Lending Collateral......              --  1,834,293,538   --      1,834,293,538
Futures Contracts**................       5,337,779             --   --          5,337,779
                                    --------------- --------------   --    ---------------
TOTAL.............................. $15,167,956,115 $1,834,349,960   --    $17,002,306,075
                                    =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
COMMON STOCKS -- (91.8%)
Consumer Discretionary -- (14.0%)
*   Amazon.com, Inc..................................................   304,071 $  336,083,595            1.6%
    Comcast Corp. Class A............................................ 4,168,335    150,185,110            0.7%
    Home Depot, Inc. (The)...........................................   864,043    143,241,049            0.7%
    McDonald's Corp..................................................   529,832     88,434,259            0.4%
    Walt Disney Co. (The)............................................   966,747     94,557,524            0.5%
    Other Securities.................................................            2,315,426,879           11.2%
                                                                                --------------           -----
Total Consumer Discretionary.........................................            3,127,928,416           15.1%
                                                                                --------------           -----
Consumer Staples -- (6.3%)
    Altria Group, Inc................................................ 1,353,494     86,921,385            0.4%
    Coca-Cola Co. (The).............................................. 2,498,932    114,900,893            0.6%
    PepsiCo, Inc..................................................... 1,024,273    112,905,613            0.6%
    Philip Morris International, Inc.................................   753,557     78,852,205            0.4%
    Procter & Gamble Co. (The)....................................... 1,258,280    108,639,895            0.5%
    Wal-Mart Stores, Inc............................................. 1,328,478    115,989,414            0.6%
    Other Securities.................................................              803,883,941            3.7%
                                                                                --------------           -----
Total Consumer Staples...............................................            1,422,093,346            6.8%
                                                                                --------------           -----
Energy -- (4.4%)
    Chevron Corp..................................................... 1,074,779    124,556,138            0.6%
    Exxon Mobil Corp................................................. 1,882,957    156,944,466            0.8%
    Other Securities.................................................              705,257,210            3.4%
                                                                                --------------           -----
Total Energy.........................................................              986,757,814            4.8%
                                                                                --------------           -----
Financials -- (14.5%)
    American Express Co..............................................   625,797     59,776,129            0.3%
    Bank of America Corp............................................. 5,824,143    159,523,277            0.8%
*   Berkshire Hathaway, Inc. Class B.................................   925,787    173,066,622            0.8%
    Citigroup, Inc................................................... 1,617,623    118,895,290            0.6%
    JPMorgan Chase & Co.............................................. 2,166,679    217,989,574            1.1%
    Wells Fargo & Co................................................. 2,883,807    161,896,925            0.8%
    Other Securities.................................................            2,355,488,788           11.2%
                                                                                --------------           -----
Total Financials.....................................................            3,246,636,605           15.6%
                                                                                --------------           -----
Health Care -- (10.7%)
    AbbVie, Inc...................................................... 1,122,837    101,336,039            0.5%
    Amgen, Inc.......................................................   359,105     62,922,378            0.3%
    Bristol-Myers Squibb Co..........................................   982,403     60,574,969            0.3%
    Gilead Sciences, Inc.............................................   965,652     72,385,274            0.4%
    Johnson & Johnson................................................ 1,332,917    185,821,959            0.9%
    Merck & Co., Inc................................................. 1,345,902     74,145,741            0.4%
    Pfizer, Inc...................................................... 3,884,990    136,207,749            0.7%
    UnitedHealth Group, Inc..........................................   600,291    126,193,174            0.6%
    Other Securities.................................................            1,582,326,287            7.5%
                                                                                --------------           -----
Total Health Care....................................................            2,401,913,570           11.6%
                                                                                --------------           -----
Industrials -- (12.6%)
    3M Co............................................................   429,595     98,888,473            0.5%
    Boeing Co. (The).................................................   406,553    104,882,543            0.5%
    Honeywell International, Inc.....................................   436,883     62,981,053            0.3%
    Union Pacific Corp...............................................   498,031     57,667,009            0.3%
    United Parcel Service, Inc. Class B..............................   492,959     57,937,471            0.3%
    United Technologies Corp.........................................   520,789     62,369,691            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 2,391,770,035           11.5%
                                                                                 ---------------          ------
Total Industrials...................................................               2,836,496,275           13.7%
                                                                                 ---------------          ------
Information Technology -- (20.1%)
      Accenture P.L.C. Class A......................................     431,332      61,404,424            0.3%
*     Alphabet, Inc. Class A........................................     113,318     117,062,027            0.6%
*     Alphabet, Inc. Class C........................................     118,989     120,968,977            0.6%
      Apple, Inc....................................................   3,913,148     661,478,538            3.2%
      Cisco Systems, Inc............................................   2,718,780      92,846,337            0.5%
*     Facebook, Inc. Class A........................................   1,183,133     213,034,928            1.0%
      Intel Corp....................................................   3,566,951     162,260,601            0.8%
      International Business Machines Corp..........................     638,815      98,415,839            0.5%
      Mastercard, Inc. Class A......................................     675,963     100,563,016            0.5%
      Microsoft Corp................................................   4,562,448     379,504,425            1.8%
      NVIDIA Corp...................................................     374,667      77,484,882            0.4%
      Oracle Corp...................................................   1,470,528      74,849,875            0.4%
      Texas Instruments, Inc........................................     713,111      68,950,703            0.3%
#     Visa, Inc. Class A............................................   1,102,774     121,283,085            0.6%
      Other Securities..............................................               2,153,517,774           10.2%
                                                                                 ---------------          ------
Total Information Technology........................................               4,503,625,431           21.7%
                                                                                 ---------------          ------
Materials -- (4.3%)
      DowDuPont, Inc................................................   1,075,397      77,761,957            0.4%
      Other Securities..............................................                 886,313,859            4.2%
                                                                                 ---------------          ------
Total Materials.....................................................                 964,075,816            4.6%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  66,680,136            0.3%
                                                                                 ---------------          ------
Telecommunication Services -- (1.9%)
#     AT&T, Inc.....................................................   5,431,922     182,784,175            0.9%
      Verizon Communications, Inc...................................   2,990,619     143,160,932            0.7%
      Other Securities..............................................                  90,887,615            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 416,832,722            2.0%
                                                                                 ---------------          ------
Utilities -- (2.7%)
      Other Securities..............................................                 598,154,026            2.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              20,571,194,157           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     400,739            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              20,571,594,896
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 204,056,177     204,056,177            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund................................ 141,806,720   1,640,845,561            7.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,441,560,554)..........................................               $22,416,496,634          108.0%
                                                                                 ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)........   1,245    12/15/17  $153,340,529 $160,150,575   $6,810,046
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $153,340,529 $160,150,575   $6,810,046
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 3,127,928,191 $          225   --    $ 3,127,928,416
 Consumer Staples..................   1,422,093,346             --   --      1,422,093,346
 Energy............................     986,757,814             --   --        986,757,814
 Financials........................   3,246,636,605             --   --      3,246,636,605
 Health Care.......................   2,401,913,570             --   --      2,401,913,570
 Industrials.......................   2,836,496,275             --   --      2,836,496,275
 Information Technology............   4,503,625,431             --   --      4,503,625,431
 Materials.........................     964,075,816             --   --        964,075,816
 Real Estate.......................      66,680,136             --   --         66,680,136
 Telecommunication Services........     416,832,722             --   --        416,832,722
 Utilities.........................     598,154,026             --   --        598,154,026
Rights/Warrants....................              --        400,739   --            400,739
Temporary Cash Investments.........     204,056,177             --   --        204,056,177
Securities Lending Collateral......              --  1,640,845,561   --      1,640,845,561
Futures Contracts**................       6,810,046             --   --          6,810,046
                                    --------------- --------------   --    ---------------
TOTAL.............................. $20,782,060,155 $1,641,246,525   --    $22,423,306,680
                                    =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (90.0%)
Consumer Discretionary -- (13.0%)
*   Amazon.com, Inc........................   127,363 $  140,771,777            0.6%
*   Charter Communications, Inc. Class A...   212,965     71,166,514            0.3%
    Comcast Corp. Class A.................. 5,784,188    208,404,294            0.9%
    General Motors Co...................... 1,628,062     69,974,105            0.3%
    Home Depot, Inc. (The).................   371,215     61,540,023            0.3%
    Time Warner, Inc.......................   819,384     80,537,253            0.4%
    Walt Disney Co. (The).................. 1,012,945     99,076,150            0.5%
    Other Securities.......................            2,498,321,148           11.0%
                                                      --------------           -----
Total Consumer Discretionary...............            3,229,791,264           14.3%
                                                      --------------           -----
Consumer Staples -- (5.4%)
    Coca-Cola Co. (The).................... 1,420,248     65,303,003            0.3%
    CVS Health Corp........................   988,292     67,727,651            0.3%
    Procter & Gamble Co. (The)............. 1,360,960    117,505,286            0.5%
    Wal-Mart Stores, Inc................... 1,856,544    162,094,857            0.7%
    Other Securities.......................              932,671,705            4.2%
                                                      --------------           -----
Total Consumer Staples.....................            1,345,302,502            6.0%
                                                      --------------           -----
Energy -- (4.8%)
    Chevron Corp........................... 1,210,314    140,263,289            0.6%
    Exxon Mobil Corp....................... 1,886,059    157,203,018            0.7%
    Other Securities.......................              891,103,013            4.0%
                                                      --------------           -----
Total Energy...............................            1,188,569,320            5.3%
                                                      --------------           -----
Financials -- (17.3%)
    American Express Co....................   809,859     77,357,732            0.4%
    Bank of America Corp................... 6,761,707    185,203,155            0.8%
*   Berkshire Hathaway, Inc. Class B.......   466,762     87,256,488            0.4%
    Citigroup, Inc......................... 1,728,038    127,010,793            0.6%
    Goldman Sachs Group, Inc. (The)........   284,073     68,882,021            0.3%
    JPMorgan Chase & Co.................... 2,971,967    299,009,600            1.3%
    U.S. Bancorp........................... 1,203,717     65,458,130            0.3%
    Wells Fargo & Co....................... 4,176,962    234,494,647            1.1%
    Other Securities.......................            3,149,595,445           13.9%
                                                      --------------           -----
Total Financials...........................            4,294,268,011           19.1%
                                                      --------------           -----
Health Care -- (9.9%)
    Aetna, Inc.............................   323,980     55,086,319            0.3%
    Amgen, Inc.............................   327,896     57,453,937            0.3%
    Gilead Sciences, Inc...................   739,161     55,407,509            0.3%
    Johnson & Johnson...................... 1,236,770    172,418,106            0.8%
    Merck & Co., Inc....................... 1,225,225     67,497,645            0.3%
    Pfizer, Inc............................ 5,076,988    177,999,199            0.8%
    UnitedHealth Group, Inc................   617,082    129,722,978            0.6%
    Other Securities.......................            1,737,802,578            7.5%
                                                      --------------           -----
Total Health Care..........................            2,453,388,271           10.9%
                                                      --------------           -----
Industrials -- (13.2%)
    Caterpillar, Inc.......................   431,816     58,640,613            0.3%
    Delta Air Lines, Inc................... 1,138,794     56,973,864            0.3%
    FedEx Corp.............................   275,432     62,195,300            0.3%
    General Electric Co.................... 3,481,279     70,182,585            0.3%
    Union Pacific Corp.....................   671,012     77,696,479            0.4%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      United Technologies Corp......................................     573,727 $    68,709,546            0.3%
      Other Securities..............................................               2,869,867,912           12.6%
                                                                                 ---------------          ------
Total Industrials...................................................               3,264,266,299           14.5%
                                                                                 ---------------          ------
Information Technology -- (17.8%)
*     Alphabet, Inc. Class A........................................      95,859      99,026,181            0.5%
*     Alphabet, Inc. Class C........................................     100,541     102,214,002            0.5%
      Apple, Inc....................................................   3,188,839     539,041,345            2.4%
      Cisco Systems, Inc............................................   4,353,001     148,654,984            0.7%
*     Facebook, Inc. Class A........................................     622,758     112,133,805            0.5%
      Intel Corp....................................................   5,141,165     233,871,596            1.0%
      International Business Machines Corp..........................     385,421      59,377,959            0.3%
*     Micron Technology, Inc........................................   1,627,340      72,107,435            0.3%
      Microsoft Corp................................................   3,269,860     271,986,955            1.2%
      NVIDIA Corp...................................................     458,835      94,891,666            0.4%
      Oracle Corp...................................................   1,362,584      69,355,526            0.3%
      QUALCOMM, Inc.................................................   1,260,628      64,304,634            0.3%
#     Visa, Inc. Class A............................................     643,473      70,769,161            0.3%
      Other Securities..............................................               2,463,137,885           10.9%
                                                                                 ---------------          ------
Total Information Technology........................................               4,400,873,134           19.6%
                                                                                 ---------------          ------
Materials -- (4.5%)
      DowDuPont, Inc................................................   1,209,038      87,425,538            0.4%
      Other Securities..............................................               1,037,239,343            4.6%
                                                                                 ---------------          ------
Total Materials.....................................................               1,124,664,881            5.0%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  91,854,809            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (1.9%)
#     AT&T, Inc.....................................................   7,787,751     262,057,821            1.2%
      Verizon Communications, Inc...................................   1,954,061      93,540,900            0.4%
      Other Securities..............................................                 124,563,289            0.5%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 480,162,010            2.1%
                                                                                 ---------------          ------
Utilities -- (1.8%)
      Other Securities..............................................                 437,419,214            1.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              22,310,559,715           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     426,743            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              22,310,986,458
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 186,958,997     186,958,997            0.8%
      DFA Short Term Investment Fund................................ 120,078,918      21,514,168            0.1%
                                                                                 ---------------          ------
TOTAL TEMPORARY CASH INVESTMENTS....................................                 208,473,165            0.9%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund................................  77,949,846   2,269,876,661           10.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,856,989,212)..........................................               $24,789,336,284          110.1%
                                                                                 ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,385    12/15/17  $170,577,395 $178,159,475   $7,582,080
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $170,577,395 $178,159,475   $7,582,080
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 3,229,790,748 $          516   --    $ 3,229,791,264
 Consumer Staples...............   1,345,302,502             --   --      1,345,302,502
 Energy.........................   1,188,569,320             --   --      1,188,569,320
 Financials.....................   4,294,268,011             --   --      4,294,268,011
 Health Care....................   2,453,388,271             --   --      2,453,388,271
 Industrials....................   3,264,266,299             --   --      3,264,266,299
 Information Technology.........   4,400,873,134             --   --      4,400,873,134
 Materials......................   1,124,664,881             --   --      1,124,664,881
 Real Estate....................      91,854,809             --   --         91,854,809
 Telecommunication Services.....     480,162,010             --   --        480,162,010
 Utilities......................     437,419,214             --   --        437,419,214
Rights/Warrants.................              --        426,743   --            426,743
Temporary Cash Investments......     186,958,997     21,514,168   --        208,473,165
Securities Lending Collateral...              --  2,269,876,661   --      2,269,876,661
Futures Contracts**.............       7,582,080             --   --          7,582,080
                                 --------------- --------------   --    ---------------
TOTAL........................... $22,505,100,276 $2,291,818,088   --    $24,796,918,364
                                 =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                PERCENTAGE
                                                      SHARES       VALUE+     OF NET ASSETS**
                                                      ------       ------     ---------------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (12.4%)
#   CalAtlantic Group, Inc..........................   190,528 $    9,400,651            0.2%
*   Charter Communications, Inc. Class A............    35,911     12,000,379            0.3%
    Comcast Corp. Class A...........................   487,867     17,577,848            0.4%
    DR Horton, Inc..................................   201,370      8,902,568            0.2%
    Ford Motor Co................................... 1,060,195     13,008,593            0.3%
    General Motors Co...............................   390,610     16,788,418            0.4%
    Time Warner, Inc................................    94,912      9,328,900            0.2%
    Walt Disney Co. (The)...........................   118,253     11,566,326            0.3%
    Other Securities................................              557,133,121           11.6%
                                                               --------------           -----
Total Consumer Discretionary........................              655,706,804           13.9%
                                                               --------------           -----
Consumer Staples -- (3.8%)
#*  Post Holdings, Inc..............................   101,168      8,389,862            0.2%
    Procter & Gamble Co. (The)......................   116,144     10,027,873            0.2%
    Wal-Mart Stores, Inc............................   198,213     17,305,977            0.4%
    Other Securities................................              165,029,001            3.5%
                                                               --------------           -----
Total Consumer Staples..............................              200,752,713            4.3%
                                                               --------------           -----
Energy -- (5.9%)
    Andeavor........................................   175,682     18,664,456            0.4%
    Chevron Corp....................................   222,498     25,785,293            0.6%
    Exxon Mobil Corp................................   261,711     21,813,612            0.5%
    Valero Energy Corp..............................   104,590      8,251,105            0.2%
    Other Securities................................              239,203,087            4.9%
                                                               --------------           -----
Total Energy........................................              313,717,553            6.6%
                                                               --------------           -----
Financials -- (21.8%)
    Bank of America Corp............................ 1,204,998     33,004,895            0.7%
    Citigroup, Inc..................................   312,527     22,970,734            0.5%
    Goldman Sachs Group, Inc. (The).................    44,550     10,802,484            0.2%
    Hartford Financial Services Group, Inc. (The)...   171,851      9,460,398            0.2%
#   Huntington Bancshares, Inc......................   600,769      8,290,612            0.2%
    JPMorgan Chase & Co.............................   550,713     55,407,235            1.2%
    Lincoln National Corp...........................   114,651      8,688,253            0.2%
    Morgan Stanley..................................   171,784      8,589,200            0.2%
    PNC Financial Services Group, Inc. (The)........    60,606      8,290,295            0.2%
    Principal Financial Group, Inc..................   157,281     10,356,954            0.2%
    Regions Financial Corp..........................   601,406      9,309,765            0.2%
    Sterling Bancorp................................   377,574      9,458,229            0.2%
    Wells Fargo & Co................................   846,080     47,498,931            1.0%
    Other Securities................................              915,881,483           19.3%
                                                               --------------           -----
Total Financials....................................            1,158,009,468           24.5%
                                                               --------------           -----
Health Care -- (7.4%)
    Anthem, Inc.....................................    41,751      8,734,727            0.2%
    Johnson & Johnson...............................   114,841     16,009,984            0.4%
    Merck & Co., Inc................................   149,737      8,249,011            0.2%
    Pfizer, Inc.....................................   448,468     15,723,288            0.3%
    UnitedHealth Group, Inc.........................    74,301     15,619,556            0.3%
    Other Securities................................              327,781,113            6.9%
                                                               --------------           -----
Total Health Care...................................              392,117,679            8.3%
                                                               --------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (15.1%)
      Owens Corning.................................................    129,690 $   10,724,066            0.2%
#     Ryder System, Inc.............................................    102,961      8,348,078            0.2%
      Union Pacific Corp............................................     77,833      9,012,283            0.2%
#*    XPO Logistics, Inc............................................    180,486     12,516,704            0.3%
      Other Securities..............................................               759,405,265           16.0%
                                                                                --------------          ------
Total Industrials...................................................               800,006,396           16.9%
                                                                                --------------          ------
Information Technology -- (14.0%)
*     Alphabet, Inc. Class A........................................     10,540     10,888,242            0.2%
*     Alphabet, Inc. Class C........................................     11,067     11,251,155            0.2%
      Apple, Inc....................................................    329,973     55,778,636            1.2%
      Cisco Systems, Inc............................................    479,871     16,387,595            0.4%
      Intel Corp....................................................    578,019     26,294,084            0.6%
      Jabil, Inc....................................................    302,067      8,542,455            0.2%
*     Micron Technology, Inc........................................    295,915     13,111,994            0.3%
      Microsoft Corp................................................    278,222     23,142,506            0.5%
      MKS Instruments, Inc..........................................     79,909      8,682,113            0.2%
      Western Digital Corp..........................................     96,580      8,621,697            0.2%
      Other Securities..............................................               561,924,655           11.8%
                                                                                --------------          ------
Total Information Technology........................................               744,625,132           15.8%
                                                                                --------------          ------
Materials -- (5.0%)
      Other Securities..............................................               266,623,100            5.7%
                                                                                --------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                24,600,457            0.5%
                                                                                --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................  1,702,949     57,304,234            1.2%
#     CenturyLink, Inc..............................................    530,943     10,082,608            0.2%
      Verizon Communications, Inc...................................    259,639     12,428,919            0.3%
      Other Securities..............................................                34,590,827            0.7%
                                                                                --------------          ------
Total Telecommunication Services....................................               114,406,588            2.4%
                                                                                --------------          ------
Utilities -- (1.0%)
      Other Securities..............................................                51,405,886            1.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,721,971,776          100.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    76,547            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,722,048,323
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%.......................................................  3,720,019      3,720,019            0.1%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund................................ 49,451,487    572,203,152           12.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,696,339,952)...........................................              $5,297,971,494          112.2%
                                                                                ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $  655,706,804           --   --    $  655,706,804
 Consumer Staples...............    200,752,713           --   --       200,752,713
 Energy.........................    313,717,553           --   --       313,717,553
 Financials.....................  1,158,009,468           --   --     1,158,009,468
 Health Care....................    392,117,679           --   --       392,117,679
 Industrials....................    800,006,396           --   --       800,006,396
 Information Technology.........    744,625,132           --   --       744,625,132
 Materials......................    266,623,100           --   --       266,623,100
 Real Estate....................     24,600,457           --   --        24,600,457
 Telecommunication Services.....    114,406,588           --   --       114,406,588
 Utilities......................     51,405,886           --   --        51,405,886
Rights/Warrants.................             -- $     76,547   --            76,547
Temporary Cash Investments......      3,720,019           --   --         3,720,019
Securities Lending Collateral...             --  572,203,152   --       572,203,152
                                 -------------- ------------   --    --------------
TOTAL........................... $4,725,691,795 $572,279,699   --    $5,297,971,494
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS**
                                                 ------       ------     ---------------
COMMON STOCKS -- (81.6%)
Consumer Discretionary -- (12.6%)
    Dana, Inc.................................. 1,405,903 $   42,865,982            0.3%
#*  Deckers Outdoor Corp.......................   643,798     43,932,775            0.3%
#*  Grand Canyon Education, Inc................   486,888     43,581,345            0.3%
#   ILG, Inc................................... 1,237,829     36,726,386            0.2%
    Jack in the Box, Inc.......................   370,646     38,365,567            0.2%
#   Marriott Vacations Worldwide Corp..........   294,591     38,774,067            0.2%
*   Visteon Corp...............................   330,217     41,620,551            0.3%
#   Wendy's Co. (The).......................... 2,394,656     36,422,718            0.2%
    Other Securities...........................            2,272,023,381           13.3%
                                                          --------------           -----
Total Consumer Discretionary...................            2,594,312,772           15.3%
                                                          --------------           -----
Consumer Staples -- (3.4%)
#   Sanderson Farms, Inc.......................   350,893     52,483,066            0.3%
    Other Securities...........................              655,936,458            3.9%
                                                          --------------           -----
Total Consumer Staples.........................              708,419,524            4.2%
                                                          --------------           -----
Energy -- (3.6%)
#   PBF Energy, Inc. Class A................... 1,320,944     38,267,748            0.2%
    Other Securities...........................              704,379,274            4.2%
                                                          --------------           -----
Total Energy...................................              742,647,022            4.4%
                                                          --------------           -----
Financials -- (17.1%)
#   BancorpSouth, Inc.......................... 1,529,458     48,330,873            0.3%
    BGC Partners, Inc. Class A................. 3,241,134     49,168,003            0.3%
    Cathay General Bancorp..................... 1,478,871     61,816,808            0.4%
#   Columbia Banking System, Inc...............   894,818     38,933,531            0.2%
#   Evercore, Inc. Class A.....................   512,710     41,068,071            0.2%
#   Federated Investors, Inc. Class B.......... 1,156,752     35,940,285            0.2%
    FirstCash, Inc.............................   641,530     40,961,690            0.2%
#   Fulton Financial Corp...................... 2,305,078     41,952,420            0.3%
*   Green Dot Corp. Class A....................   643,236     36,420,022            0.2%
#   Interactive Brokers Group, Inc. Class A....   724,041     39,112,695            0.2%
#   Primerica, Inc.............................   496,627     43,951,489            0.3%
    ProAssurance Corp..........................   735,039     41,198,936            0.2%
#   Selective Insurance Group, Inc.............   771,748     45,996,181            0.3%
#   Sterling Bancorp........................... 3,221,859     80,707,568            0.5%
    TCF Financial Corp......................... 2,136,334     38,924,005            0.2%
#   Valley National Bancorp.................... 3,323,929     38,225,183            0.2%
    Other Securities...........................            2,794,230,314           16.6%
                                                          --------------           -----
Total Financials...............................            3,516,938,074           20.8%
                                                          --------------           -----
Health Care -- (6.9%)
    Cantel Medical Corp........................   420,248     41,217,924            0.3%
#   Chemed Corp................................   168,025     37,541,826            0.2%
    Other Securities...........................            1,331,051,810            7.8%
                                                          --------------           -----
Total Health Care..............................            1,409,811,560            8.3%
                                                          --------------           -----
Industrials -- (16.4%)
    Barnes Group, Inc..........................   554,456     36,089,541            0.2%
*   Beacon Roofing Supply, Inc.................   682,180     37,799,594            0.2%
    Brink's Co. (The)..........................   471,625     35,890,662            0.2%
#   Kennametal, Inc............................   852,092     37,193,816            0.2%
#*  Knight-Swift Transportation Holdings, Inc.. 1,486,046     61,596,607            0.4%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     Terex Corp....................................................   1,178,314 $    55,510,373            0.3%
      Valmont Industries, Inc.......................................     238,545      37,904,800            0.2%
#*    Welbilt, Inc..................................................   1,822,517      40,204,725            0.2%
      Other Securities..............................................               3,014,606,724           17.9%
                                                                                 ---------------          ------
Total Industrials...................................................               3,356,796,842           19.8%
                                                                                 ---------------          ------
Information Technology -- (12.4%)
*     Advanced Energy Industries, Inc...............................     443,745      37,594,076            0.2%
#     Belden, Inc...................................................     474,169      37,890,845            0.2%
#*    Cree, Inc.....................................................   1,079,907      38,552,680            0.2%
      Entegris, Inc.................................................   1,363,124      44,642,311            0.3%
#*    Integrated Device Technology, Inc.............................   1,356,144      42,135,394            0.3%
#     MKS Instruments, Inc..........................................     528,185      57,387,300            0.3%
#     Pegasystems, Inc..............................................     680,291      39,660,965            0.2%
#*    Silicon Laboratories, Inc.....................................     421,780      40,026,922            0.2%
*     Zynga, Inc. Class A...........................................  10,362,409      40,413,395            0.2%
      Other Securities..............................................               2,165,361,229           12.9%
                                                                                 ---------------          ------
Total Information Technology........................................               2,543,665,117           15.0%
                                                                                 ---------------          ------
Materials -- (4.5%)
#*    Louisiana-Pacific Corp........................................   1,628,069      44,250,915            0.3%
      PolyOne Corp..................................................     822,174      37,877,556            0.2%
      Other Securities..............................................                 833,007,264            4.9%
                                                                                 ---------------          ------
Total Materials.....................................................                 915,135,735            5.4%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                 103,080,444            0.6%
                                                                                 ---------------          ------
Telecommunication Services -- (1.0%)
      Other Securities..............................................                 199,294,356            1.2%
                                                                                 ---------------          ------
Utilities -- (3.2%)
#     ALLETE, Inc...................................................     466,243      36,530,139            0.2%
#     Spire, Inc....................................................     455,815      35,986,594            0.2%
#     WGL Holdings, Inc.............................................     421,322      36,107,295            0.2%
      Other Securities..............................................                 549,092,486            3.3%
                                                                                 ---------------          ------
Total Utilities.....................................................                 657,716,514            3.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              16,747,817,960           98.9%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      29,846            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              16,747,847,806
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 198,010,186     198,010,186            1.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund................................ 309,625,721   3,582,679,218           21.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,052,757,188)..........................................               $20,528,537,210          121.2%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,115    12/15/17  $137,593,788 $143,428,025   $5,834,237
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $137,593,788 $143,428,025   $5,834,237
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,594,311,422 $        1,350   --    $ 2,594,312,772
 Consumer Staples...............     708,419,524             --   --        708,419,524
 Energy.........................     742,647,022             --   --        742,647,022
 Financials.....................   3,516,938,074             --   --      3,516,938,074
 Health Care....................   1,409,811,560             --   --      1,409,811,560
 Industrials....................   3,356,796,842             --   --      3,356,796,842
 Information Technology.........   2,543,665,117             --   --      2,543,665,117
 Materials......................     915,135,735             --   --        915,135,735
 Real Estate....................     103,080,444             --   --        103,080,444
 Telecommunication Services.....     199,294,356             --   --        199,294,356
 Utilities......................     657,716,514             --   --        657,716,514
Rights/Warrants.................              --         29,846   --             29,846
Temporary Cash Investments......     198,010,186             --   --        198,010,186
Securities Lending Collateral...              --  3,582,679,218   --      3,582,679,218
Futures Contracts**.............       5,834,237             --   --          5,834,237
                                 --------------- --------------   --    ---------------
TOTAL........................... $16,951,661,033 $3,582,710,414   --    $20,534,371,447
                                 =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                            ------       ------     ---------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (11.9%)
    Callaway Golf Co...................... 1,105,362 $   15,950,374            0.3%
#   Nutrisystem, Inc......................   344,324     17,198,984            0.3%
#   Sonic Corp............................   605,445     15,378,303            0.3%
#   Winnebago Industries, Inc.............   353,953     17,396,790            0.3%
    Other Securities......................              814,593,192           12.8%
                                                     --------------           -----
Total Consumer Discretionary..............              880,517,643           14.0%
                                                     --------------           -----
Consumer Staples -- (3.0%)
#   Bob Evans Farms, Inc..................   234,571     18,106,535            0.3%
#   Coca-Cola Bottling Co. Consolidated...    72,733     16,405,655            0.3%
#   WD-40 Co..............................   144,160     15,980,136            0.3%
    Other Securities......................              168,726,775            2.6%
                                                     --------------           -----
Total Consumer Staples....................              219,219,101            3.5%
                                                     --------------           -----
Energy -- (2.9%)
    Other Securities......................              213,050,997            3.4%
                                                     --------------           -----
Financials -- (18.7%)
    Ameris Bancorp........................   355,619     17,034,150            0.3%
#   FBL Financial Group, Inc. Class A.....   215,835     16,694,837            0.3%
#*  Green Dot Corp. Class A...............   376,311     21,306,729            0.3%
    Horace Mann Educators Corp............   408,077     17,873,773            0.3%
    Independent Bank Corp.................   212,036     15,287,796            0.3%
#*  LendingTree, Inc......................    70,500     18,897,525            0.3%
*   Walker & Dunlop, Inc..................   339,012     18,608,369            0.3%
    Other Securities......................            1,258,621,716           19.8%
                                                     --------------           -----
Total Financials..........................            1,384,324,895           21.9%
                                                     --------------           -----
Health Care -- (8.5%)
*   CorVel Corp...........................   261,842     15,710,520            0.2%
#*  Emergent BioSolutions, Inc............   427,699     17,531,382            0.3%
*   Merit Medical Systems, Inc............   420,635     16,005,162            0.3%
#*  Natus Medical, Inc....................   378,261     16,038,266            0.3%
#*  Omnicell, Inc.........................   390,314     19,437,637            0.3%
#*  Tivity Health, Inc....................   374,675     17,328,719            0.3%
    Other Securities......................              522,278,644            8.2%
                                                     --------------           -----
Total Health Care.........................              624,330,330            9.9%
                                                     --------------           -----
Industrials -- (18.8%)
#   Albany International Corp. Class A....   280,221     16,911,337            0.3%
    Brink's Co. (The).....................   222,778     16,953,406            0.3%
    Comfort Systems USA, Inc..............   378,197     16,754,127            0.3%
    Exponent, Inc.........................   266,014     19,645,134            0.3%
    Forward Air Corp......................   306,722     17,618,112            0.3%
    Interface, Inc........................   675,348     15,397,934            0.2%
    Kaman Corp............................   281,442     15,743,865            0.3%
    Korn/Ferry International..............   413,737     17,306,619            0.3%
#*  Mercury Systems, Inc..................   331,400     16,725,758            0.3%
*   Meritor, Inc..........................   953,195     24,792,602            0.4%
#*  Patrick Industries, Inc...............   172,176     16,012,368            0.3%
#   SkyWest, Inc..........................   338,876     15,961,060            0.3%
#*  Trex Co., Inc.........................   171,259     18,744,298            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Other Securities..............................................            $1,161,379,145           18.1%
                                                                                --------------          ------
Total Industrials...................................................             1,389,945,765           22.0%
                                                                                --------------          ------
Information Technology -- (11.9%)
      Brooks Automation, Inc........................................    501,543     17,248,064            0.3%
      Cabot Microelectronics Corp...................................    221,606     21,422,652            0.3%
*     ExlService Holdings, Inc......................................    333,971     20,846,470            0.3%
#     Methode Electronics, Inc......................................    408,852     19,175,159            0.3%
#*    OSI Systems, Inc..............................................    216,618     19,144,699            0.3%
#*    Plexus Corp...................................................    252,780     15,528,275            0.3%
      Progress Software Corp........................................    389,221     16,475,725            0.3%
*     Rogers Corp...................................................    130,776     19,888,414            0.3%
      Other Securities..............................................               725,674,297           11.5%
                                                                                --------------          ------
Total Information Technology........................................               875,403,755           13.9%
                                                                                --------------          ------
Materials -- (4.6%)
*     Ferro Corp....................................................    908,572     21,642,185            0.3%
#     Innospec, Inc.................................................    254,933     15,767,606            0.3%
#     Kaiser Aluminum Corp..........................................    167,047     16,567,722            0.3%
#     Quaker Chemical Corp..........................................    110,026     17,089,238            0.3%
      Other Securities..............................................               271,264,151            4.2%
                                                                                --------------          ------
Total Materials.....................................................               342,330,902            5.4%
                                                                                --------------          ------
Real Estate -- (0.8%)
      HFF, Inc. Class A.............................................    425,510     18,662,869            0.3%
      Other Securities..............................................                41,774,385            0.7%
                                                                                --------------          ------
Total Real Estate...................................................                60,437,254            1.0%
                                                                                --------------          ------
Telecommunication Services -- (1.6%)
#*    General Communication, Inc. Class A...........................    439,260     17,961,341            0.3%
#     Shenandoah Telecommunications Co..............................    497,484     18,904,392            0.3%
      Other Securities..............................................                78,002,389            1.2%
                                                                                --------------          ------
Total Telecommunication Services....................................               114,868,122            1.8%
                                                                                --------------          ------
Utilities -- (2.0%)
#     American States Water Co......................................    393,934     21,173,952            0.3%
#     California Water Service Group................................    485,896     20,407,632            0.3%
      Other Securities..............................................               108,978,831            1.8%
                                                                                --------------          ------
Total Utilities.....................................................               150,560,415            2.4%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             6,254,989,179           99.2%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             6,254,989,179
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 42,497,433     42,497,433            0.7%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@  DFA Short Term Investment Fund................................ 93,963,854  1,087,255,757           17.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,979,251,130)...........................................              $7,384,742,369          117.1%
                                                                                ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...    300     12/15/17  $37,657,270 $38,590,500    $933,230
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $37,657,270 $38,590,500    $933,230
                                               =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $  880,506,164 $       11,479   --    $  880,517,643
 Consumer Staples...............    219,219,101             --   --       219,219,101
 Energy.........................    213,050,997             --   --       213,050,997
 Financials.....................  1,384,324,895             --   --     1,384,324,895
 Health Care....................    624,330,330             --   --       624,330,330
 Industrials....................  1,389,945,765             --   --     1,389,945,765
 Information Technology.........    875,403,755             --   --       875,403,755
 Materials......................    342,330,902             --   --       342,330,902
 Real Estate....................     60,437,254             --   --        60,437,254
 Telecommunication Services.....    114,868,122             --   --       114,868,122
 Utilities......................    150,560,415             --   --       150,560,415
Temporary Cash Investments......     42,497,433             --   --        42,497,433
Securities Lending Collateral...             --  1,087,255,757   --     1,087,255,757
Futures Contracts**.............        933,230             --   --           933,230
                                 -------------- --------------   --    --------------
TOTAL........................... $6,298,408,363 $1,087,267,236   --    $7,385,675,599
                                 ============== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------   ------    ---------------
      COMMON STOCKS -- (93.5%)
      Consumer Discretionary -- (20.5%)
      *    Amazon.com, Inc..............  5,444 $ 6,017,144            4.3%
           Best Buy Co., Inc............ 12,430     695,831            0.5%
           Comcast Corp. Class A........ 91,369   3,292,025            2.3%
           General Motors Co............ 24,419   1,049,529            0.7%
           Home Depot, Inc. (The)....... 17,191   2,849,924            2.0%
           Lowe's Cos., Inc............. 13,595   1,086,920            0.8%
           NIKE, Inc. Class B........... 22,380   1,230,676            0.9%
           Starbucks Corp............... 22,882   1,254,849            0.9%
           Target Corp.................. 11,004     649,676            0.5%
           TJX Cos., Inc. (The)......... 10,034     700,373            0.5%
           Other Securities.............         11,821,571            8.3%
                                                -----------           -----
      Total Consumer Discretionary......         30,648,518           21.7%
                                                -----------           -----
      Consumer Staples -- (11.6%)
           Altria Group, Inc............ 30,088   1,932,251            1.4%
           Coca-Cola Co. (The).......... 59,845   2,751,673            2.0%
           Costco Wholesale Corp........  8,741   1,408,000            1.0%
           PepsiCo, Inc................. 23,580   2,599,224            1.8%
           Wal-Mart Stores, Inc......... 28,825   2,516,711            1.8%
           Other Securities.............          6,232,130            4.4%
                                                -----------           -----
      Total Consumer Staples............         17,439,989           12.4%
                                                -----------           -----
      Energy -- (0.8%)
           Other Securities.............          1,140,907            0.8%
                                                -----------           -----
      Financials -- (3.2%)
           American Express Co.......... 11,824   1,129,428            0.8%
           Other Securities.............          3,670,105            2.6%
                                                -----------           -----
      Total Financials..................          4,799,533            3.4%
                                                -----------           -----
      Health Care -- (7.7%)
           AbbVie, Inc.................. 22,132   1,997,413            1.4%
           AmerisourceBergen Corp.......  8,498     653,921            0.5%
      *    Biogen, Inc..................  4,418   1,376,914            1.0%
      *    Celgene Corp................. 10,266   1,036,558            0.7%
      *    Express Scripts Holding Co... 10,635     651,819            0.5%
           Gilead Sciences, Inc......... 28,151   2,110,199            1.5%
           Other Securities.............          3,643,009            2.5%
                                                -----------           -----
      Total Health Care.................         11,469,833            8.1%
                                                -----------           -----
      Industrials -- (18.4%)
           3M Co........................  9,806   2,257,243            1.6%
           Boeing Co. (The).............  5,685   1,466,616            1.0%
           Caterpillar, Inc............. 11,666   1,584,243            1.1%
           Deere & Co...................  5,670     753,430            0.5%
           Delta Air Lines, Inc......... 14,541     727,486            0.5%
           FedEx Corp...................  5,269   1,189,793            0.8%
           General Dynamics Corp........  4,983   1,011,449            0.7%
           Illinois Tool Works, Inc.....  4,928     771,331            0.5%
           Lockheed Martin Corp.........  3,576   1,101,980            0.8%
           Northrop Grumman Corp........  2,859     844,920            0.6%
           Southwest Airlines Co........ 12,041     648,528            0.5%
           Union Pacific Corp........... 15,234   1,763,945            1.3%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
      United Parcel Service, Inc. Class B...........................     9,499 $  1,116,417            0.8%
      Other Securities..............................................             12,266,486            8.8%
                                                                               ------------          ------
Total Industrials...................................................             27,503,867           19.5%
                                                                               ------------          ------
Information Technology -- (23.8%)
      Accenture P.L.C. Class A......................................    10,002    1,423,885            1.0%
      Apple, Inc....................................................    34,396    5,814,300            4.1%
      Applied Materials, Inc........................................    18,145    1,023,922            0.7%
      Automatic Data Processing, Inc................................     6,829      793,940            0.6%
      International Business Machines Corp..........................    15,871    2,445,086            1.7%
      Mastercard, Inc. Class A......................................    13,478    2,005,122            1.4%
*     Micron Technology, Inc........................................    19,752      875,211            0.6%
      Microsoft Corp................................................    66,985    5,571,812            3.9%
      NVIDIA Corp...................................................     8,553    1,768,846            1.3%
      Skyworks Solutions, Inc.......................................     6,076      691,813            0.5%
      Texas Instruments, Inc........................................    17,751    1,716,344            1.2%
      Visa, Inc. Class A............................................    23,923    2,631,052            1.9%
      Other Securities..............................................              8,830,662            6.3%
                                                                               ------------          ------
Total Information Technology........................................             35,591,995           25.2%
                                                                               ------------          ------
Materials -- (4.5%)
*     Freeport-McMoRan, Inc.........................................    51,573      720,990            0.5%
      LyondellBasell Industries NV Class A..........................     6,755      699,345            0.5%
      Other Securities..............................................              5,285,031            3.8%
                                                                               ------------          ------
Total Materials.....................................................              6,705,366            4.8%
                                                                               ------------          ------
Telecommunication Services -- (2.8%)
      Verizon Communications, Inc...................................    74,702    3,575,985            2.5%
      Other Securities..............................................                674,385            0.5%
                                                                               ------------          ------
Total Telecommunication Services....................................              4,250,370            3.0%
                                                                               ------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                341,668            0.3%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            139,892,046           99.2%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            139,892,046
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 1,715,083    1,715,083            1.2%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@  DFA Short Term Investment Fund................................   692,424    8,012,043            5.7%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $140,099,894).............................................             $149,619,172          106.1%
                                                                               ============          ======

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ---------- ------- ------------
 Common Stocks
  Consumer Discretionary......... $ 30,648,518         --   --    $ 30,648,518
  Consumer Staples...............   17,439,989         --   --      17,439,989
  Energy.........................    1,140,907         --   --       1,140,907
  Financials.....................    4,799,533         --   --       4,799,533
  Health Care....................   11,469,833         --   --      11,469,833
  Industrials....................   27,503,867         --   --      27,503,867
  Information Technology.........   35,591,995         --   --      35,591,995
  Materials......................    6,705,366         --   --       6,705,366
  Telecommunication Services.....    4,250,370         --   --       4,250,370
  Utilities......................      341,668         --   --         341,668
 Temporary Cash Investments......    1,715,083         --   --       1,715,083
 Securities Lending Collateral...           -- $8,012,043   --       8,012,043
                                  ------------ ----------   --    ------------
 TOTAL........................... $141,607,129 $8,012,043   --    $149,619,172
                                  ============ ==========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                PERCENTAGE
                                                      SHARES       VALUE+     OF NET ASSETS**
                                                      ------       ------     ---------------
COMMON STOCKS -- (94.4%)
Real Estate -- (94.4%)
#   Alexandria Real Estate Equities, Inc............   842,788 $  104,472,000            1.3%
    American Campus Communities, Inc................ 1,255,493     52,203,399            0.6%
    American Tower Corp............................. 1,221,853    175,543,620            2.1%
    Apartment Investment & Management Co. Class A... 1,491,202     65,583,064            0.8%
    AvalonBay Communities, Inc...................... 1,306,173    236,848,350            2.9%
    Boston Properties, Inc.......................... 1,485,349    179,994,592            2.2%
    Brixmor Property Group, Inc..................... 2,888,376     50,459,929            0.6%
    Camden Property Trust...........................   831,494     75,865,513            0.9%
    Crown Castle International Corp................. 1,189,210    127,340,607            1.5%
#   CubeSmart....................................... 1,710,433     46,557,986            0.6%
    DCT Industrial Trust, Inc.......................   894,750     51,913,395            0.6%
#   Digital Realty Trust, Inc....................... 1,902,197    225,296,213            2.7%
    Douglas Emmett, Inc............................. 1,378,225     54,839,573            0.7%
    Duke Realty Corp................................ 3,372,012     96,034,902            1.2%
    Equinix, Inc....................................   729,425    338,088,487            4.1%
    Equity LifeStyle Properties, Inc................   780,714     69,077,575            0.8%
    Equity Residential.............................. 3,481,321    234,153,650            2.8%
    Essex Property Trust, Inc.......................   629,004    165,069,520            2.0%
    Extra Space Storage, Inc........................ 1,196,092     97,589,146            1.2%
#   Federal Realty Investment Trust.................   683,759     82,406,635            1.0%
    Forest City Realty Trust, Inc. Class A.......... 2,292,067     56,453,610            0.7%
    Gaming and Leisure Properties, Inc.............. 1,870,000     68,329,800            0.8%
#   GGP, Inc........................................ 5,475,114    106,545,718            1.3%
    HCP, Inc........................................ 4,450,308    114,995,959            1.4%
    Healthcare Trust of America, Inc. Class A....... 1,574,366     47,309,698            0.6%
    Highwoods Properties, Inc.......................   963,479     49,185,603            0.6%
#   Host Hotels & Resorts, Inc...................... 7,137,258    139,604,766            1.7%
    Hudson Pacific Properties, Inc.................. 1,467,570     49,633,217            0.6%
#   Iron Mountain, Inc.............................. 2,379,313     95,172,520            1.1%
    Kilroy Realty Corp..............................   928,148     66,111,982            0.8%
#   Kimco Realty Corp............................... 4,041,002     73,384,596            0.9%
    Liberty Property Trust.......................... 1,442,711     61,863,448            0.7%
#   Macerich Co. (The).............................. 1,438,568     78,545,813            0.9%
    Mid-America Apartment Communities, Inc.......... 1,102,863    112,878,028            1.4%
#   National Retail Properties, Inc................. 1,396,299     56,103,294            0.7%
#   Omega Healthcare Investors, Inc................. 1,865,077     53,826,122            0.6%
    Prologis, Inc................................... 5,028,044    324,711,081            3.9%
#   Public Storage.................................. 1,402,330    290,632,892            3.5%
#   Realty Income Corp.............................. 2,484,586    133,347,731            1.6%
    Regency Centers Corp............................ 1,599,666     98,459,442            1.2%
*   SBA Communications Corp.........................   797,782    125,395,375            1.5%
    Simon Property Group, Inc....................... 3,041,839    472,488,852            5.7%
    SL Green Realty Corp............................   968,768     92,691,722            1.1%
    Sun Communities, Inc............................   661,430     59,700,672            0.7%
    UDR, Inc........................................ 2,540,787     98,557,128            1.2%
    Ventas, Inc..................................... 3,368,039    211,344,447            2.6%
    VEREIT, Inc..................................... 9,261,049     73,069,677            0.9%
    Vornado Realty Trust............................ 1,639,064    122,700,331            1.5%
    Welltower, Inc.................................. 3,448,237    230,893,950            2.8%
#   WP Carey, Inc...................................   959,557     65,393,810            0.8%
    Other Securities................................            2,023,004,018           24.3%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            8,181,673,458           98.7%
                                                               --------------           -----
TOTAL INVESTMENT SECURITIES.........................            8,181,673,458
                                                               --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 67,568,197 $   67,568,197            0.8%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund................................ 36,034,779    416,958,424            5.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,377,669,530)...........................................              $8,666,200,079          104.6%
                                                                                ==============          ======

At October 31, 2017, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...    495     12/15/17  $61,330,825 $63,674,325   $2,343,500
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $61,330,825 $63,674,325   $2,343,500
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
 Real Estate.................... $8,181,673,458           --   --    $8,181,673,458
Temporary Cash Investments......     67,568,197           --   --        67,568,197
Securities Lending Collateral...             -- $416,958,424   --       416,958,424
Futures Contracts**.............      2,343,500           --   --         2,343,500
                                 -------------- ------------   --    --------------
TOTAL........................... $8,251,585,155 $416,958,424   --    $8,668,543,579
                                 ============== ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (93.9%)
AUSTRALIA -- (5.4%)
#   Australia & New Zealand Banking Group, Ltd.. 705,906 $ 16,199,516            0.3%
    BHP Billiton, Ltd........................... 842,811   17,352,463            0.4%
#   Commonwealth Bank of Australia.............. 461,654   27,461,593            0.6%
    CSL, Ltd.................................... 129,922   13,831,633            0.3%
    National Australia Bank, Ltd................ 619,204   15,514,879            0.3%
#   Westpac Banking Corp........................ 711,417   18,019,791            0.4%
    Other Securities............................          156,997,375            3.3%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          265,377,250            5.6%
                                                         ------------            ----

AUSTRIA -- (0.3%)
    Other Securities............................           12,333,426            0.3%
                                                         ------------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev SA/NV.................. 196,531   24,098,849            0.5%
    Other Securities............................           31,513,289            0.7%
                                                         ------------            ----
TOTAL BELGIUM...................................           55,612,138            1.2%
                                                         ------------            ----

CANADA -- (8.2%)
    Royal Bank of Canada........................ 235,620   18,422,595            0.4%
    Other Securities............................          383,221,412            8.1%
                                                         ------------            ----
TOTAL CANADA....................................          401,644,007            8.5%
                                                         ------------            ----

DENMARK -- (1.6%)
#   Novo Nordisk A.S. Class B................... 479,867   23,892,014            0.5%
    Other Securities............................           53,660,130            1.1%
                                                         ------------            ----
TOTAL DENMARK...................................           77,552,144            1.6%
                                                         ------------            ----

FINLAND -- (0.9%)
    Other Securities............................           45,582,562            1.0%
                                                         ------------            ----

FRANCE -- (8.7%)
    Air Liquide SA.............................. 112,468   14,319,865            0.3%
    Airbus SE................................... 167,504   17,188,423            0.4%
    BNP Paribas SA.............................. 269,992   21,072,719            0.5%
    Cie Generale des Etablissements Michelin....  93,901   13,591,826            0.3%
    L'Oreal SA..................................  67,079   14,929,331            0.3%
    LVMH Moet Hennessy Louis Vuitton SE.........  80,117   23,895,942            0.5%
    Sanofi...................................... 261,989   24,806,833            0.5%
    Total SA.................................... 428,068   23,859,694            0.5%
#   Vinci SA.................................... 148,757   14,574,848            0.3%
    Other Securities............................          260,075,481            5.5%
                                                         ------------            ----
TOTAL FRANCE....................................          428,314,962            9.1%
                                                         ------------            ----

GERMANY -- (7.5%)
    Allianz SE..................................  83,434   19,478,402            0.4%
    BASF SE..................................... 236,962   25,912,583            0.6%
    Bayer AG.................................... 185,881   24,179,181            0.5%
    Daimler AG.................................. 297,357   24,825,190            0.5%
    Deutsche Telekom AG......................... 871,251   15,776,017            0.3%
    SAP SE...................................... 201,863   23,065,365            0.5%
    Siemens AG.................................. 157,350   22,600,606            0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            PERCENTAGE
                                  SHARES      VALUE++     OF NET ASSETS**
                                  ------      -------     ---------------
       GERMANY -- (Continued)
           Other Securities.....           $  214,451,715            4.5%
                                           --------------           -----
       TOTAL GERMANY............              370,289,059            7.8%
                                           --------------           -----

       HONG KONG -- (2.7%)
           AIA Group, Ltd....... 3,180,000     23,962,823            0.5%
           Other Securities.....              109,094,540            2.3%
                                           --------------           -----
       TOTAL HONG KONG..........              133,057,363            2.8%
                                           --------------           -----

       IRELAND -- (0.5%)
           Other Securities.....               22,639,741            0.5%
                                           --------------           -----

       ISRAEL -- (0.4%)
           Other Securities.....               18,146,940            0.4%
                                           --------------           -----

       ITALY -- (2.1%)
           Enel SpA............. 2,149,889     13,332,901            0.3%
           Other Securities.....               89,469,950            1.9%
                                           --------------           -----
       TOTAL ITALY..............              102,802,851            2.2%
                                           --------------           -----

       JAPAN -- (21.9%)
           KDDI Corp............   522,300     13,915,448            0.3%
           SoftBank Group Corp..   238,088     21,099,864            0.5%
           Toyota Motor Corp....   422,423     26,201,231            0.6%
           Other Securities.....            1,016,783,685           21.4%
                                           --------------           -----
       TOTAL JAPAN..............            1,078,000,228           22.8%
                                           --------------           -----

       NETHERLANDS -- (3.0%)
       #   Unilever NV..........   268,265     15,583,487            0.3%
           Other Securities.....              133,297,467            2.8%
                                           --------------           -----
       TOTAL NETHERLANDS........              148,880,954            3.1%
                                           --------------           -----

       NEW ZEALAND -- (0.3%)
           Other Securities.....               12,433,517            0.3%
                                           --------------           -----

       NORWAY -- (0.7%)
           Other Securities.....               36,706,452            0.8%
                                           --------------           -----

       PORTUGAL -- (0.1%)
           Other Securities.....                7,355,784            0.1%
                                           --------------           -----

       SINGAPORE -- (1.1%)
           Other Securities.....               52,614,681            1.1%
                                           --------------           -----

       SPAIN -- (3.0%)
           Banco Santander SA... 3,427,026     23,232,871            0.5%
           Other Securities.....              123,531,583            2.6%
                                           --------------           -----
       TOTAL SPAIN..............              146,764,454            3.1%
                                           --------------           -----

       SWEDEN -- (2.7%)
           Other Securities.....              130,932,249            2.8%
                                           --------------           -----

       SWITZERLAND -- (6.6%)
           Nestle SA............   819,632     68,962,607            1.5%
           Novartis AG..........   429,247     35,403,963            0.8%
           Roche Holding AG.....   202,368     46,773,514            1.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities..................................            $  172,727,876            3.5%
                                                                    --------------          ------
TOTAL SWITZERLAND.......................................               323,867,960            6.8%
                                                                    --------------          ------

UNITED KINGDOM -- (15.1%)
#     Anglo American P.L.C..............................    777,930     14,674,102            0.3%
#     AstraZeneca P.L.C. Sponsored ADR..................    444,297     15,328,247            0.3%
      BP P.L.C. Sponsored ADR...........................    746,083     30,343,175            0.6%
      British American Tobacco P.L.C....................    320,392     20,700,471            0.4%
      Diageo P.L.C. Sponsored ADR.......................    124,015     16,991,295            0.4%
#     GlaxoSmithKline P.L.C. Sponsored ADR..............    423,459     15,426,611            0.3%
      Glencore P.L.C....................................  2,850,031     13,746,266            0.3%
      HSBC Holdings P.L.C...............................  1,761,358     17,199,869            0.4%
      HSBC Holdings P.L.C. Sponsored ADR................    616,604     30,071,777            0.6%
      Reckitt Benckiser Group P.L.C.....................    177,989     15,924,079            0.3%
      Royal Dutch Shell P.L.C. Class A..................    484,235     15,243,613            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...    342,298     21,575,059            0.5%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B...    345,272     22,566,978            0.5%
      Unilever P.L.C. Sponsored ADR.....................    272,913     15,460,521            0.3%
      Vodafone Group P.L.C..............................  6,677,955     19,101,210            0.4%
      Other Securities..................................               456,238,086            9.8%
                                                                    --------------          ------
TOTAL UNITED KINGDOM....................................               740,591,359           15.7%
                                                                    --------------          ------
TOTAL COMMON STOCKS.....................................             4,611,500,081           97.6%
                                                                    --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities..................................                25,517,892            0.6%
                                                                    --------------          ------
TOTAL PREFERRED STOCKS..................................                25,517,892            0.6%
                                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..................................                   242,316            0.0%
                                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................................                   242,316            0.0%
                                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............................             4,637,260,289
                                                                    --------------

                                                                       VALUE+
                                                             -         ------             -

SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund.................... 23,652,724    273,685,666            5.8%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,068,972,435).................................             $4,910,945,955          104.0%
                                                                    ==============          ======

At October 31, 2017, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future...     85     12/15/17  $ 8,309,516 $ 8,531,450   $  221,934
S&P 500 Emini Index(R)...    301     12/15/17   37,929,596  38,719,135      789,539
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $46,239,112 $47,250,585   $1,011,473
                                               =========== ===========   ==========

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia...................... $  4,945,265 $  260,431,985   --    $  265,377,250
 Austria........................           --     12,333,426   --        12,333,426
 Belgium........................           --     55,612,138   --        55,612,138
 Canada.........................  401,644,007             --   --       401,644,007
 Denmark........................    3,011,648     74,540,496   --        77,552,144
 Finland........................    1,672,070     43,910,492   --        45,582,562
 France.........................   11,762,757    416,552,205   --       428,314,962
 Germany........................   30,769,847    339,519,212   --       370,289,059
 Hong Kong......................      862,958    132,194,405   --       133,057,363
 Ireland........................    5,877,320     16,762,421   --        22,639,741
 Israel.........................    4,382,059     13,764,881   --        18,146,940
 Italy..........................    5,149,952     97,652,899   --       102,802,851
 Japan..........................   41,449,732  1,036,550,496   --     1,078,000,228
 Netherlands....................   33,913,560    114,967,394   --       148,880,954
 New Zealand....................           --     12,433,517   --        12,433,517
 Norway.........................      932,815     35,773,637   --        36,706,452
 Portugal.......................           --      7,355,784   --         7,355,784
 Singapore......................           --     52,614,681   --        52,614,681
 Spain..........................   14,074,992    132,689,462   --       146,764,454
 Sweden.........................           --    130,932,249   --       130,932,249
 Switzerland....................   17,921,835    305,946,125   --       323,867,960
 United Kingdom.................  239,485,594    501,105,765   --       740,591,359
Preferred Stocks
 Germany........................           --     25,517,892   --        25,517,892
Rights/Warrants
 Spain..........................           --        242,316   --           242,316
Securities Lending Collateral...           --    273,685,666   --       273,685,666
Futures Contracts**.............    1,011,473             --   --         1,011,473
                                 ------------ --------------   --    --------------
TOTAL........................... $818,867,884 $4,093,089,544   --    $4,911,957,428
                                 ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (5.5%)
#   Australia & New Zealand Banking Group, Ltd.. 2,396,023 $   54,985,245            0.2%
    BHP Billiton, Ltd........................... 4,074,214     83,883,160            0.3%
#   Commonwealth Bank of Australia..............   785,325     46,715,236            0.2%
    Macquarie Group, Ltd........................   602,362     45,442,107            0.2%
#   National Australia Bank, Ltd................ 1,864,442     46,715,771            0.2%
#   Westpac Banking Corp........................ 2,168,520     54,927,387            0.2%
    Other Securities............................            1,134,332,572            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................            1,467,001,478            5.8%
                                                           --------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................              171,827,531            0.7%
                                                           --------------            ----

BELGIUM -- (1.4%)
    Other Securities............................              381,977,197            1.5%
                                                           --------------            ----

CANADA -- (7.9%)
    Bank of Montreal............................   732,193     56,093,306            0.2%
    Bank of Nova Scotia (The)...................   964,105     62,204,055            0.3%
    Royal Bank of Canada........................   699,021     54,628,491            0.2%
    Other Securities............................            1,938,415,943            7.6%
                                                           --------------            ----
TOTAL CANADA....................................            2,111,341,795            8.3%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                  110,119            0.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              454,266,175            1.8%
                                                           --------------            ----

FINLAND -- (1.7%)
    UPM-Kymmene Oyj............................. 1,735,959     52,134,771            0.2%
    Other Securities............................              401,672,764            1.6%
                                                           --------------            ----
TOTAL FINLAND...................................              453,807,535            1.8%
                                                           --------------            ----

FRANCE -- (7.1%)
    BNP Paribas SA.............................. 1,046,818     81,703,533            0.3%
    Cie Generale des Etablissements Michelin....   509,793     73,790,679            0.3%
#   Engie SA.................................... 3,023,845     51,109,179            0.2%
    Orange SA................................... 2,984,136     49,022,418            0.2%
    Sanofi......................................   514,628     48,728,347            0.2%
    Total SA.................................... 1,539,718     85,820,945            0.3%
    Other Securities............................            1,504,092,353            5.9%
                                                           --------------            ----
TOTAL FRANCE....................................            1,894,267,454            7.4%
                                                           --------------            ----

GERMANY -- (7.1%)
    Allianz SE..................................   244,024     56,969,551            0.2%
    BASF SE..................................... 1,224,687    133,923,595            0.5%
    Bayerische Motoren Werke AG.................   588,367     60,343,059            0.2%
    Daimler AG.................................. 1,485,860    124,048,726            0.5%
    Deutsche Telekom AG......................... 4,893,747     88,612,620            0.4%
    E.ON SE..................................... 5,371,567     63,623,173            0.3%
    Fresenius SE & Co. KGaA.....................   594,150     49,739,988            0.2%
*   RWE AG...................................... 1,919,080     48,253,072            0.2%
    Other Securities............................            1,290,589,274            5.0%
                                                           --------------            ----
TOTAL GERMANY...................................            1,916,103,058            7.5%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------
HONG KONG -- (2.7%)
    AIA Group, Ltd....................... 6,813,400 $   51,342,233            0.2%
    CK Hutchison Holdings, Ltd........... 3,807,408     48,360,585            0.2%
    Other Securities.....................              628,959,526            2.5%
                                                    --------------           -----
TOTAL HONG KONG..........................              728,662,344            2.9%
                                                    --------------           -----

IRELAND -- (0.5%)
    Other Securities.....................              131,124,345            0.5%
                                                    --------------           -----

ISRAEL -- (0.6%)
    Other Securities.....................              169,809,184            0.7%
                                                    --------------           -----

ITALY -- (2.9%)
#   Assicurazioni Generali SpA........... 2,476,453     45,070,836            0.2%
    Fiat Chrysler Automobiles NV......... 2,878,006     49,764,394            0.2%
    Other Securities.....................              692,592,139            2.7%
                                                    --------------           -----
TOTAL ITALY..............................              787,427,369            3.1%
                                                    --------------           -----

JAPAN -- (22.8%)
    Hitachi, Ltd......................... 7,235,425     57,618,187            0.2%
    Honda Motor Co., Ltd................. 2,495,223     78,192,940            0.3%
    Mitsubishi UFJ Financial Group, Inc.. 8,324,200     56,464,229            0.2%
    Toyota Motor Corp.................... 2,741,740    170,059,309            0.7%
    Toyota Motor Corp. Sponsored ADR.....   408,823     50,694,052            0.2%
    Other Securities.....................            5,697,196,362           22.4%
                                                    --------------           -----
TOTAL JAPAN..............................            6,110,225,079           24.0%
                                                    --------------           -----

NETHERLANDS -- (2.8%)
    Akzo Nobel NV........................   677,388     61,155,155            0.2%
    Other Securities.....................              694,397,324            2.8%
                                                    --------------           -----
TOTAL NETHERLANDS........................              755,552,479            3.0%
                                                    --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities.....................               97,683,761            0.4%
                                                    --------------           -----

NORWAY -- (0.8%)
    Other Securities.....................              211,772,053            0.8%
                                                    --------------           -----

PORTUGAL -- (0.2%)
    Other Securities.....................               65,528,812            0.2%
                                                    --------------           -----

SINGAPORE -- (1.1%)
    Other Securities.....................              292,310,470            1.1%
                                                    --------------           -----

SPAIN -- (2.2%)
    Banco Santander SA................... 9,453,773     64,090,057            0.3%
    Iberdrola SA......................... 7,788,128     62,935,908            0.3%
    Other Securities.....................              475,399,916            1.8%
                                                    --------------           -----
TOTAL SPAIN..............................              602,425,881            2.4%
                                                    --------------           -----

SWEDEN -- (2.7%)
    Other Securities.....................              728,311,991            2.9%
                                                    --------------           -----

SWITZERLAND -- (5.4%)
    ABB, Ltd............................. 2,166,659     56,582,363            0.2%
    Nestle SA............................ 2,417,067    203,368,393            0.8%
    Novartis AG Sponsored ADR............   935,984     77,293,559            0.3%
    Other Securities.....................            1,112,212,639            4.4%
                                                    --------------           -----
TOTAL SWITZERLAND........................            1,449,456,954            5.7%
                                                    --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                           SHARES        VALUE++     OF NET ASSETS**
                                                           ------        -------     ---------------
UNITED KINGDOM -- (15.0%)
#     Anglo American P.L.C..............................   2,969,972 $    56,022,613            0.2%
      AstraZeneca P.L.C. Sponsored ADR..................   1,343,676      46,356,822            0.2%
      BP P.L.C. Sponsored ADR...........................   2,101,061      85,450,151            0.3%
      HSBC Holdings P.L.C. Sponsored ADR................   3,144,040     153,334,831            0.6%
      Lloyds Banking Group P.L.C........................  62,288,792      56,460,461            0.2%
      Rio Tinto P.L.C. Sponsored ADR....................   1,670,448      80,064,573            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...   1,570,022      98,958,487            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B...   1,333,672      87,168,802            0.4%
      Vodafone Group P.L.C..............................  27,407,758      78,395,461            0.3%
      Vodafone Group P.L.C. Sponsored ADR...............   1,906,729      55,256,999            0.2%
      Other Securities..................................               3,226,898,882           12.7%
                                                                     ---------------          ------
TOTAL UNITED KINGDOM....................................               4,024,368,082           15.8%
                                                                     ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities..................................                   2,853,295            0.0%
                                                                     ---------------          ------
TOTAL COMMON STOCKS.....................................              25,008,214,441           98.3%
                                                                     ---------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG.....................................     371,774      68,072,987            0.3%
      Other Securities..................................                  65,412,880            0.2%
                                                                     ---------------          ------
TOTAL GERMANY...........................................                 133,485,867            0.5%
                                                                     ---------------          ------
TOTAL PREFERRED STOCKS..................................                 133,485,867            0.5%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..................................                     274,985            0.0%
                                                                     ---------------          ------

FRANCE -- (0.0%)
      Other Securities..................................                       1,620            0.0%
                                                                     ---------------          ------

HONG KONG -- (0.0%)
      Other Securities..................................                       2,247            0.0%
                                                                     ---------------          ------

ISRAEL -- (0.0%)
      Other Securities..................................                           7            0.0%
                                                                     ---------------          ------

NEW ZEALAND -- (0.0%)
      Other Securities..................................                          46            0.0%
                                                                     ---------------          ------

SPAIN -- (0.0%)
      Other Securities..................................                   1,360,258            0.0%
                                                                     ---------------          ------

SWITZERLAND -- (0.0%)
      Other Securities..................................                       7,809            0.0%
                                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS...................................                   1,646,972            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES.............................              25,143,347,280
                                                                     ---------------

                                                                         VALUE+
                                                             -           ------             -
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@  DFA Short Term Investment Fund.................... 147,857,530   1,710,859,480            6.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $22,034,204,503)................................              $26,854,206,760          105.5%
                                                                     ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


At October 31, 2017, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,650    12/15/17  $203,332,974 $212,247,750   $8,914,776
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $203,332,974 $212,247,750   $8,914,776
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Australia...................... $   40,877,021 $ 1,426,124,457   --    $ 1,467,001,478
 Austria........................         78,834     171,748,697   --        171,827,531
 Belgium........................     15,161,476     366,815,721   --        381,977,197
 Canada.........................  2,111,283,472          58,323   --      2,111,341,795
 China..........................             --         110,119   --            110,119
 Denmark........................     35,144,212     419,121,963   --        454,266,175
 Finland........................      4,389,359     449,418,176   --        453,807,535
 France.........................     79,927,251   1,814,340,203   --      1,894,267,454
 Germany........................    112,522,049   1,803,581,009   --      1,916,103,058
 Hong Kong......................      1,249,178     727,413,166   --        728,662,344
 Ireland........................     22,706,016     108,418,329   --        131,124,345
 Israel.........................     19,084,929     150,724,255   --        169,809,184
 Italy..........................     17,797,005     769,630,364   --        787,427,369
 Japan..........................    123,172,020   5,987,053,059   --      6,110,225,079
 Netherlands....................    111,493,419     644,059,060   --        755,552,479
 New Zealand....................        142,330      97,541,431   --         97,683,761
 Norway.........................     13,824,985     197,947,068   --        211,772,053
 Portugal.......................        256,895      65,271,917   --         65,528,812
 Singapore......................             --     292,310,470   --        292,310,470
 Spain..........................     33,837,529     568,588,352   --        602,425,881
 Sweden.........................      3,303,121     725,008,870   --        728,311,991
 Switzerland....................    109,654,831   1,339,802,123   --      1,449,456,954
 United Kingdom.................    865,746,452   3,158,621,630   --      4,024,368,082
 United States..................         76,405       2,776,890   --          2,853,295
Preferred Stocks
 Germany........................             --     133,485,867   --        133,485,867
Rights/Warrants
 Australia......................             --         274,985   --            274,985
 France.........................             --           1,620   --              1,620
 Hong Kong......................             --           2,247   --              2,247
 Israel.........................             --               7   --                  7
 New Zealand....................             --              46   --                 46
 Spain..........................             --       1,360,258   --          1,360,258
 Switzerland....................             --           7,809   --              7,809
Securities Lending Collateral...             --   1,710,859,480   --      1,710,859,480
Futures Contracts**.............      8,914,776              --   --          8,914,776
                                 -------------- ---------------   --    ---------------
TOTAL........................... $3,730,643,565 $23,132,477,971   --    $26,863,121,536
                                 ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                 VALUE+
                                                             ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company....................... $ 5,118,702,845
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company.......................   3,339,426,830
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.......................   2,246,700,930
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.......................   1,482,853,393
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company.......................   1,162,055,496
                                                             ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.. $13,349,739,494
                                                             ===============

At October 31, 2017, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...    885     12/15/17  $110,931,628 $113,841,975   $2,910,347
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $110,931,628 $113,841,975   $2,910,347
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See
Security Valuation Note):
                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------------------------------------------
                                            LEVEL 1            LEVEL 2        LEVEL 3             TOTAL
                                           ---------------     -------        -------           ---------------
Affiliated Investment Companies........ $13,349,739,494          --             --           $13,349,739,494
Futures Contracts**....................       2,910,347          --             --                 2,910,347
                                           ---------------       --             --              ---------------
TOTAL.................................. $13,352,649,841          --             --           $13,352,649,841
                                           ===============       ==             ==              ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                           SHARES    VALUE+
                                                           ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Small Cap Portfolio of
   DFA Investment Dimensions Group Inc.................... 207,593 $ 7,573,004
 Investment in The Continental Small Company Series of
   The DFA Investment Trust Company.......................           2,171,663
 Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company.......................           1,826,296
 Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company.......................           1,401,455
 Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company.......................             938,033
 Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company.......................             631,125
 Investment in The Canadian Small Company Series of
   The DFA Investment Trust Company.......................             459,984
                                                                   -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $13,706,363)..................................         $15,001,560
                                                                   ===========

Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
   Affiliated Investment Companies... $15,001,560    --      --    $15,001,560
                                      -----------    --      --    -----------
   TOTAL............................. $15,001,560    --      --    $15,001,560
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                  VALUE+
                                                               ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Japanese Small Company Series of The
       DFA Investment Trust Company........................... $648,220,609
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $648,220,609
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                  VALUE+
                                                               ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Asia Pacific Small Company Series
       of The DFA Investment Trust Company.................... $332,220,879
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $332,220,879
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                 VALUE+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $45,202,087
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $45,202,087
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                  VALUE+
                                                               ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Continental Small Company Series
       of The DFA Investment Trust Company.................... $592,215,514
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $592,215,514
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                     Percentage
                                        Shares            Value++ of Net Assets**
  COMMON STOCKS -- (96.7%)
  AUSTRALIA -- (20.0%)
      Dexus Property Group........  13,825,787    $   103,527,334          1.9%
      Goodman Group...............  23,331,942        149,598,540          2.7%
      GPT Group (The).............  24,380,306         95,200,714          1.7%
      Mirvac Group................  19,777,034         36,554,831          0.7%
      Scentre Group...............  68,764,426        212,030,820          3.9%
      Stockland...................  32,842,224        113,829,292          2.1%
      Vicinity Centres............  44,932,360         91,330,516          1.7%
      Westfield Corp..............  25,922,527        154,504,722          2.8%
      Other Securities............                    163,997,011          2.9%
                                                  --------------- -------------
  TOTAL AUSTRALIA.................                  1,120,573,780         20.4%
                                                  --------------- -------------

  BELGIUM -- (2.0%)
      Cofinimmo SA................     263,699         33,455,083          0.6%
      Other Securities............                     76,784,757          1.4%
                                                  --------------- -------------
  TOTAL BELGIUM...................                    110,239,840          2.0%
                                                  --------------- -------------

  CANADA -- (5.2%)
  #   H&R REIT....................   2,010,917         33,387,991          0.6%
  #   RioCan REIT.................   2,107,577         39,975,513          0.7%
      Other Securities............                    218,876,391          4.0%
                                                  --------------- -------------
  TOTAL CANADA....................                    292,239,895          5.3%
                                                  --------------- -------------

  CHINA -- (0.3%)
      Other Securities............                     14,973,853          0.3%
                                                  --------------- -------------

  FRANCE -- (5.5%)
      Fonciere Des Regions........     456,007         46,434,708          0.8%
      Gecina SA...................     526,297         85,482,417          1.6%
      ICADE.......................     469,808         41,056,813          0.7%
      Klepierre SA................   2,885,656        114,872,498          2.1%
      Unibail-Rodamco SE(B1YY4B3).     978,160        244,840,252          4.5%
      Unibail-Rodamco SE(7076242).     331,578         82,983,335          1.5%
      Other Securities............                     22,828,418          0.4%
                                                  --------------- -------------
  TOTAL FRANCE....................                    638,498,441         11.6%
                                                  --------------- -------------

  GERMANY -- (0.7%)
      Other Securities............                     41,167,885          0.8%
                                                  --------------- -------------

  GREECE -- (0.0%)
      Other Securities............                      1,008,448          0.0%
                                                  --------------- -------------

  HONG KONG -- (5.3%)
      Link REIT...................  28,461,905        239,287,882          4.3%
      Other Securities............                     59,178,682          1.1%
                                                  --------------- -------------
  TOTAL HONG KONG.................                    298,466,564          5.4%
                                                  --------------- -------------

  IRELAND -- (0.2%)
      Other Securities............                     12,778,405          0.2%
                                                  --------------- -------------

  ITALY -- (0.4%)
      Other Securities............                     21,038,719          0.4%
                                                  --------------- -------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


   JAPAN -- (19.8%)
   #   Advance Residence Investment Corp.....     17,155 $   40,327,190  0.7%
   #   Daiwa House REIT Investment Corp......     18,299     42,761,250  0.8%
       GLP J-Reit............................     32,261     32,339,242  0.6%
       Japan Hotel REIT Investment Corp......     52,901     35,025,118  0.6%
       Japan Prime Realty Investment Corp....     11,111     35,736,456  0.7%
       Japan Real Estate Investment Corp.....     16,129     75,615,100  1.4%
       Japan Retail Fund Investment Corp.....     34,098     60,512,264  1.1%
   #   Kenedix Office Investment Corp........      6,082     32,583,311  0.6%
       Nippon Building Fund, Inc.............     17,947     86,650,715  1.6%
       Nippon Prologis REIT, Inc.............     19,387     40,763,337  0.7%
       Nomura Real Estate Master Fund, Inc...     49,428     61,821,821  1.1%
   #   Orix JREIT, Inc.......................     33,871     46,538,238  0.8%
       United Urban Investment Corp..........     39,235     56,444,078  1.0%
       Other Securities......................               460,275,255  8.4%
                                                         -------------- -----
   TOTAL JAPAN...............................             1,107,393,375 20.1%
                                                         -------------- -----

   MALAYSIA -- (0.5%)
       Other Securities......................                29,517,583  0.5%
                                                         -------------- -----

   MEXICO -- (1.7%)
   #   Fibra Uno Administracion S.A. de C.V.. 34,409,094     53,987,015  1.0%
       Other Securities......................                41,624,914  0.7%
                                                         -------------- -----
   TOTAL MEXICO..............................                95,611,929  1.7%
                                                         -------------- -----

   NETHERLANDS -- (7.2%)
       Wereldhave NV.........................    720,117     32,736,559  0.6%
       Other Securities......................                42,324,910  0.8%
                                                         -------------- -----
   TOTAL NETHERLANDS.........................                75,061,469  1.4%
                                                         -------------- -----

   NEW ZEALAND -- (0.8%)
       Other Securities......................                45,305,907  0.8%
                                                         -------------- -----

   SINGAPORE -- (8.4%)
       Ascendas REIT......................... 32,585,100     65,517,374  1.2%
       CapitaLand Commercial Trust........... 34,097,949     43,432,872  0.8%
       CapitaLand Mall Trust................. 32,831,000     48,670,928  0.9%
   #   Mapletree Commercial Trust............ 25,804,137     29,431,331  0.5%
       Suntec REIT........................... 34,076,900     48,783,791  0.9%
       Other Securities......................               232,502,292  4.2%
                                                         -------------- -----
   TOTAL SINGAPORE...........................               468,338,588  8.5%
                                                         -------------- -----

   SOUTH AFRICA -- (3.5%)
       Growthpoint Properties, Ltd........... 29,736,158     51,580,799  0.9%
       Redefine Properties, Ltd.............. 67,048,274     50,354,358  0.9%
       Resilient REIT, Ltd...................  3,487,741     34,749,649  0.6%
       Other Securities......................                56,875,560  1.1%
                                                         -------------- -----
   TOTAL SOUTH AFRICA........................               193,560,366  3.5%
                                                         -------------- -----

   SPAIN -- (1.3%)
       Merlin Properties Socimi SA...........  4,847,051     64,000,976  1.2%
       Other Securities......................                 8,339,744  0.1%
                                                         -------------- -----
   TOTAL SPAIN...............................                72,340,720  1.3%
                                                         -------------- -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
TAIWAN -- (0.2%)
       Other Securities................            $   10,730,438            0.2%
                                                   --------------          ------

TURKEY -- (0.5%)
       Other Securities................                30,032,891            0.6%
                                                   --------------          ------

UNITED KINGDOM -- (13.2%)
       British Land Co. P.L.C. (The)... 13,875,146    110,781,945            2.0%
       Derwent London P.L.C............  1,517,000     53,918,029            1.0%
       Great Protland Estates P.L.C....  4,807,043     39,709,503            0.7%
       Hammerson P.L.C................. 11,418,551     79,487,099            1.4%
#      Intu Properties P.L.C........... 12,684,031     36,413,471            0.7%
       Land Securities Group P.L.C..... 10,398,014    133,549,584            2.4%
       Segro P.L.C..................... 14,315,123    103,342,334            1.9%
       Shaftesbury P.L.C...............  3,470,964     45,669,734            0.8%
       Other Securities................               136,412,667            2.6%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               739,284,366           13.5%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             5,418,163,462           98.5%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
NEW ZEALAND -- (0.0%)
       Other Securities................                     3,786            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             5,418,167,248
                                                   --------------

                                                      VALUE+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@   DFA Short Term Investment Fund.. 16,040,082    185,599,787            3.4%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,411,511,463)..............              $5,603,767,035          101.9%
                                                   ==============          ======

At October 31, 2017, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)....    300     12/15/17  $38,140,122 $38,590,500    $450,378
                                                ----------- -----------    --------
TOTAL FUTURES CONTRACTS...                      $38,140,122 $38,590,500    $450,378
                                                =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia......................           -- $1,120,573,780   --    $1,120,573,780
 Belgium........................           --    110,239,840   --       110,239,840
 Canada......................... $292,239,895             --   --       292,239,895
 China..........................           --     14,973,853   --        14,973,853
 France.........................   82,983,335    555,515,106   --       638,498,441
 Germany........................           --     41,167,885   --        41,167,885
 Greece.........................           --      1,008,448   --         1,008,448
 Hong Kong......................           --    298,466,564   --       298,466,564
 Ireland........................           --     12,778,405   --        12,778,405
 Italy..........................           --     21,038,719   --        21,038,719
 Japan..........................           --  1,107,393,375   --     1,107,393,375
 Malaysia.......................           --     29,517,583   --        29,517,583
 Mexico.........................   95,611,929             --   --        95,611,929
 Netherlands....................           --     75,061,469   --        75,061,469
 New Zealand....................           --     45,305,907   --        45,305,907
 Singapore......................           --    468,338,588   --       468,338,588
 South Africa...................           --    193,560,366   --       193,560,366
 Spain..........................           --     72,340,720   --        72,340,720
 Taiwan.........................           --     10,730,438   --        10,730,438
 Turkey.........................           --     30,032,891   --        30,032,891
 United Kingdom.................           --    739,284,366   --       739,284,366
RIGHTS/WARRANTS
 New Zealand....................           --          3,786   --             3,786
Securities Lending Collateral...           --    185,599,787   --       185,599,787
Futures Contracts**.............      450,378             --   --           450,378
                                 ------------ --------------   --    --------------
TOTAL........................... $471,285,537 $5,132,931,876   --    $5,604,217,413
                                 ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
COMMON STOCKS -- (40.8%)
UNITED STATES -- (40.8%)
    Alexandria Real Estate Equities, Inc............   296,010 $   36,693,400            0.5%
    American Campus Communities, Inc................   405,786     16,872,582            0.3%
    American Tower Corp.............................   962,125    138,228,499            2.1%
    Apartment Investment & Management Co. Class A...   465,349     20,466,049            0.3%
    AvalonBay Communities, Inc......................   410,124     74,367,785            1.1%
    Boston Properties, Inc..........................   457,612     55,453,422            0.8%
    Brixmor Property Group, Inc.....................   987,226     17,246,838            0.3%
    Camden Property Trust...........................   302,782     27,625,830            0.4%
    Crown Castle International Corp.................   902,269     96,614,965            1.4%
    CubeSmart.......................................   655,345     17,838,491            0.3%
    DCT Industrial Trust, Inc.......................   318,396     18,473,336            0.3%
    Digital Realty Trust, Inc.......................   579,907     68,684,161            1.0%
    Duke Realty Corp................................ 1,025,121     29,195,446            0.4%
    Equinix, Inc....................................   225,476    104,508,126            1.6%
    Equity LifeStyle Properties, Inc................   236,285     20,906,497            0.3%
    Equity Residential.............................. 1,092,067     73,452,426            1.1%
    Essex Property Trust, Inc.......................   192,016     50,390,759            0.8%
    Extra Space Storage, Inc........................   412,484     33,654,570            0.5%
#   Federal Realty Investment Trust.................   203,165     24,485,446            0.4%
    Forest City Realty Trust, Inc. Class A..........   709,996     17,487,201            0.3%
    Gaming and Leisure Properties, Inc..............   580,072     21,195,831            0.3%
#   GGP, Inc........................................ 2,007,174     39,059,606            0.6%
    HCP, Inc........................................ 1,294,413     33,447,632            0.5%
    Healthcare Trust of America, Inc. Class A.......   637,991     19,171,630            0.3%
    Host Hotels & Resorts, Inc...................... 2,225,017     43,521,333            0.6%
    Hudson Pacific Properties, Inc..................   558,331     18,882,754            0.3%
    Iron Mountain, Inc..............................   699,555     27,982,200            0.4%
    Kilroy Realty Corp..............................   317,305     22,601,635            0.3%
#   Kimco Realty Corp............................... 1,387,549     25,197,890            0.4%
    Liberty Property Trust..........................   440,082     18,870,716            0.3%
    Macerich Co. (The)..............................   376,228     20,542,049            0.3%
    Mid-America Apartment Communities, Inc..........   310,565     31,786,279            0.5%
    National Retail Properties, Inc.................   433,161     17,404,409            0.3%
#   Omega Healthcare Investors, Inc.................   614,059     17,721,743            0.3%
    Prologis, Inc................................... 1,577,624    101,882,958            1.5%
#   Public Storage..................................   454,129     94,118,235            1.4%
    Realty Income Corp..............................   766,205     41,122,222            0.6%
#   Regency Centers Corp............................   509,713     31,372,811            0.5%
#*  SBA Communications Corp.........................   327,775     51,519,674            0.8%
#   Simon Property Group, Inc.......................   928,999    144,301,415            2.1%
#   SL Green Realty Corp............................   327,763     31,360,364            0.5%
    Sun Communities, Inc............................   254,389     22,961,151            0.3%
    UDR, Inc........................................   758,996     29,441,455            0.4%
    Ventas, Inc..................................... 1,054,352     66,160,588            1.0%
    VEREIT, Inc..................................... 3,240,315     25,566,085            0.4%
    Vornado Realty Trust............................   553,485     41,433,887            0.6%
    Welltower, Inc.................................. 1,089,264     72,937,117            1.1%
    WP Carey, Inc...................................   297,172     20,252,272            0.3%
    Other Securities................................              719,205,825           10.3%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            2,793,667,595           41.4%
                                                               --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (57.6%)
UNITED STATES -- (57.6%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 467,157,379 $2,368,487,914           35.1%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  45,252,203  1,583,374,570           23.4%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,951,862,484           58.5%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,951,862,484           58.5%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              6,745,530,079
                                                                             --------------

                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund............................   9,319,863    107,840,139            1.6%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,118,037,872).......................................               $6,853,370,218          101.5%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $2,793,667,595           --   --    $2,793,667,595
Affiliated Investment Companies.  3,951,862,484           --   --     3,951,862,484
Securities Lending Collateral...             -- $107,840,139   --       107,840,139
                                 -------------- ------------   --    --------------
TOTAL........................... $6,745,530,079 $107,840,139   --    $6,853,370,218
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.8%)
    Downer EDI, Ltd.................... 13,482,483 $   72,345,552            0.5%
*   WorleyParsons, Ltd.................  5,201,572     55,946,016            0.4%
    Other Securities...................               846,530,437            5.1%
                                                   --------------            ----
TOTAL AUSTRALIA........................               974,822,005            6.0%
                                                   --------------            ----

AUSTRIA -- (1.3%)
*   Raiffeisen Bank International AG...  1,535,503     53,398,841            0.3%
    Wienerberger AG....................  2,684,294     68,872,121            0.4%
    Other Securities...................                88,050,016            0.6%
                                                   --------------            ----
TOTAL AUSTRIA..........................               210,320,978            1.3%
                                                   --------------            ----

BELGIUM -- (1.3%)
    Other Securities...................               215,912,553            1.3%
                                                   --------------            ----

CANADA -- (7.8%)
#   Canadian Western Bank..............  2,752,067     77,521,211            0.5%
    HudBay Minerals, Inc...............  6,906,809     51,341,988            0.3%
*   IAMGOLD Corp.......................  9,625,835     52,826,069            0.3%
#   Laurentian Bank of Canada..........  1,139,011     52,973,149            0.3%
    Other Securities...................             1,085,479,932            6.8%
                                                   --------------            ----
TOTAL CANADA...........................             1,320,142,349            8.2%
                                                   --------------            ----

DENMARK -- (1.9%)
    Jyske Bank A.S.....................    985,274     55,675,995            0.4%
    Sydbank A.S........................  1,549,002     60,470,642            0.4%
    TDC A.S............................ 10,539,047     62,308,938            0.4%
    Other Securities...................               138,344,917            0.8%
                                                   --------------            ----
TOTAL DENMARK..........................               316,800,492            2.0%
                                                   --------------            ----

FINLAND -- (2.1%)
    Cargotec Oyj Class B...............    934,497     55,166,442            0.4%
    Kesko Oyj Class B..................  1,494,944     76,344,755            0.5%
    Other Securities...................               222,531,899            1.3%
                                                   --------------            ----
TOTAL FINLAND..........................               354,043,096            2.2%
                                                   --------------            ----

FRANCE -- (4.8%)
    Arkema SA..........................    467,290     59,033,371            0.4%
    Lagardere SCA......................  1,721,801     56,700,994            0.4%
    Nexans SA..........................    745,689     48,803,398            0.3%
    Rexel SA...........................  5,345,004     95,312,221            0.6%
    Other Securities...................               554,642,961            3.3%
                                                   --------------            ----
TOTAL FRANCE...........................               814,492,945            5.0%
                                                   --------------            ----

GERMANY -- (7.1%)
    Aareal Bank AG.....................  1,761,663     73,245,341            0.5%
#   Aurubis AG.........................  1,158,293     94,917,925            0.6%
#   K+S AG.............................  2,643,663     64,272,147            0.4%
    Lanxess AG.........................  1,003,616     78,692,143            0.5%
    Leoni AG...........................    772,858     51,420,574            0.3%
    OSRAM Licht AG.....................    784,624     60,078,459            0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
 GERMANY -- (Continued)
     Rheinmetall AG..................  1,053,108 $  125,075,918            0.8%
 #   Salzgitter AG...................  1,321,837     63,953,772            0.4%
     Other Securities................               587,989,600            3.5%
                                                 --------------           -----
 TOTAL GERMANY.......................             1,199,645,879            7.4%
                                                 --------------           -----

 GREECE -- (0.0%)
     Other Securities................                     2,001            0.0%
                                                 --------------           -----

 HONG KONG -- (3.4%)
     Other Securities................               575,923,913            3.6%
                                                 --------------           -----

 IRELAND -- (0.3%)
     Other Securities................                56,952,154            0.3%
                                                 --------------           -----

 ISRAEL -- (0.7%)
     Other Securities................               119,248,269            0.7%
                                                 --------------           -----

 ITALY -- (3.9%)
 #   BPER Banca...................... 14,396,544     70,079,196            0.4%
 #   Unione di Banche Italiane SpA... 21,003,603     98,578,970            0.6%
     Unipol Gruppo SpA............... 12,945,651     58,379,973            0.4%
     Other Securities................               435,987,464            2.7%
                                                 --------------           -----
 TOTAL ITALY.........................               663,025,603            4.1%
                                                 --------------           -----

 JAPAN -- (26.7%)
     Other Securities................             4,489,329,069           27.8%
                                                 --------------           -----

 NETHERLANDS -- (2.2%)
 #   APERAM SA.......................  1,300,857     69,950,448            0.5%
     ASM International NV............    756,945     50,725,914            0.3%
     Boskalis Westminster............  1,871,382     66,895,363            0.4%
 #   SBM Offshore NV.................  5,027,903     89,728,554            0.6%
     Other Securities................                86,855,512            0.5%
                                                 --------------           -----
 TOTAL NETHERLANDS...................               364,155,791            2.3%
                                                 --------------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities................                64,445,946            0.4%
                                                 --------------           -----

 NORWAY -- (0.7%)
     Other Securities................               123,424,636            0.8%
                                                 --------------           -----

 PORTUGAL -- (0.4%)
     Other Securities................                65,739,697            0.4%
                                                 --------------           -----

 SINGAPORE -- (1.2%)
     Other Securities................               192,487,954            1.2%
                                                 --------------           -----

 SPAIN -- (2.0%)
     Acciona SA......................    817,969     67,731,270            0.4%
     Other Securities................               272,754,919            1.7%
                                                 --------------           -----
 TOTAL SPAIN.........................               340,486,189            2.1%
                                                 --------------           -----

 SWEDEN -- (2.3%)
     Other Securities................               388,719,398            2.4%
                                                 --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                          SHARES       VALUE++     OF NET ASSETS**
                                          ------       -------     ---------------
SWITZERLAND -- (4.0%)
       Helvetia Holding AG.............    137,677 $    74,012,896            0.5%
       Other Securities................                590,276,710            3.6%
                                                   ---------------          ------
TOTAL SWITZERLAND......................                664,289,606            4.1%
                                                   ---------------          ------

UNITED KINGDOM -- (14.2%)
       Beazley P.L.C................... 12,372,002      82,993,767            0.5%
       Bellway P.L.C...................  3,278,643     158,967,673            1.0%
       Bodycote P.L.C..................  4,607,596      57,308,740            0.4%
       Bovis Homes Group P.L.C.........  4,858,289      75,896,774            0.5%
       Centamin P.L.C.................. 30,587,973      56,610,827            0.4%
#      Greene King P.L.C...............  8,075,171      58,024,538            0.4%
       Hiscox, Ltd.....................  7,747,573     146,915,933            0.9%
#      John Wood Group P.L.C........... 10,305,303      97,444,953            0.6%
       Lancashire Holdings, Ltd........  4,937,751      49,268,744            0.3%
       Man Group P.L.C................. 34,155,880      87,834,441            0.6%
       Meggitt P.L.C...................  9,149,857      62,987,853            0.4%
       Melrose Industries P.L.C........ 30,450,980      88,942,834            0.6%
       Phoenix Group Holdings..........  6,676,330      67,106,663            0.4%
       Redrow P.L.C....................  7,116,554      61,540,408            0.4%
       TP ICAP P.L.C...................  7,345,386      53,108,768            0.3%
       Vesuvius P.L.C..................  7,211,364      56,259,916            0.4%
       Other Securities................              1,124,608,149            6.7%
                                                   ---------------          ------
TOTAL UNITED KINGDOM...................              2,385,820,981           14.8%
                                                   ---------------          ------
TOTAL COMMON STOCKS....................             15,900,231,504           98.4%
                                                   ---------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
       Other Securities................                 18,618,374            0.1%
                                                   ---------------          ------
TOTAL PREFERRED STOCKS.................                 18,618,374            0.1%
                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
       Other Securities................                    762,130            0.0%
                                                   ---------------          ------

HONG KONG -- (0.0%)
       Other Securities................                     15,562            0.0%
                                                   ---------------          ------

SPAIN -- (0.0%)
       Other Securities................                  1,706,249            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS..................                  2,483,941            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES............             15,921,333,819
                                                   ---------------

                                                       VALUE+
                                                       ------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@   DFA Short Term Investment Fund.. 78,646,691     910,020,857            5.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,157,977,835).............              $16,831,354,676          104.1%
                                                   ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


At October 31, 2017, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,089    12/15/17  $134,134,466 $140,083,515   $5,949,049
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $134,134,466 $140,083,515   $5,949,049
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Australia......................             -- $   974,822,005   --    $   974,822,005
 Austria........................             --     210,320,978   --        210,320,978
 Belgium........................             --     215,912,553   --        215,912,553
 Canada......................... $1,319,427,784         714,565   --      1,320,142,349
 Denmark........................      9,890,126     306,910,366   --        316,800,492
 Finland........................             --     354,043,096   --        354,043,096
 France.........................         91,841     814,401,104   --        814,492,945
 Germany........................             --   1,199,645,879   --      1,199,645,879
 Greece.........................             --           2,001   --              2,001
 Hong Kong......................        761,990     575,161,923   --        575,923,913
 Ireland........................             --      56,952,154   --         56,952,154
 Israel.........................             --     119,248,269   --        119,248,269
 Italy..........................        334,338     662,691,265   --        663,025,603
 Japan..........................             --   4,489,329,069   --      4,489,329,069
 Netherlands....................             --     364,155,791   --        364,155,791
 New Zealand....................             --      64,445,946   --         64,445,946
 Norway.........................             --     123,424,636   --        123,424,636
 Portugal.......................             --      65,739,697   --         65,739,697
 Singapore......................             --     192,487,954   --        192,487,954
 Spain..........................             --     340,486,189   --        340,486,189
 Sweden.........................             --     388,719,398   --        388,719,398
 Switzerland....................             --     664,289,606   --        664,289,606
 United Kingdom.................             --   2,385,820,981   --      2,385,820,981
Preferred Stocks
 Germany........................             --      18,618,374   --         18,618,374
Rights/Warrants
 Australia......................             --         762,130   --            762,130
 Hong Kong......................             --          15,562   --             15,562
 Spain..........................             --       1,706,249   --          1,706,249
Securities Lending Collateral...             --     910,020,857   --        910,020,857
Futures Contracts**.............      5,949,049              --   --          5,949,049
                                 -------------- ---------------   --    ---------------
TOTAL........................... $1,336,455,128 $15,500,848,597   --    $16,837,303,725
                                 ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (93.3%)
AUSTRALIA -- (5.6%)
#   Australia & New Zealand Banking Group, Ltd.. 214,260 $  4,916,956            0.2%
    BHP Billiton, Ltd........................... 314,531    6,475,815            0.3%
    Macquarie Group, Ltd........................  56,822    4,286,649            0.2%
    Woodside Petroleum, Ltd..................... 175,531    4,137,795            0.2%
    Other Securities............................          130,304,069            5.0%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          150,121,284            5.9%
                                                         ------------            ----

AUSTRIA -- (0.8%)
    Other Securities............................           21,355,276            0.9%
                                                         ------------            ----

BELGIUM -- (1.7%)
    Ageas....................................... 107,511    5,213,744            0.2%
    Solvay SA...................................  28,898    4,293,037            0.2%
    Umicore SA.................................. 113,150    5,056,694            0.2%
    Other Securities............................           30,975,753            1.2%
                                                         ------------            ----
TOTAL BELGIUM...................................           45,539,228            1.8%
                                                         ------------            ----

CANADA -- (8.0%)
    Other Securities............................          213,844,639            8.5%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................               64,762            0.0%
                                                         ------------            ----

DENMARK -- (1.9%)
    Other Securities............................           51,317,664            2.0%
                                                         ------------            ----

FINLAND -- (2.0%)
    UPM-Kymmene Oyj............................. 258,374    7,759,555            0.3%
    Other Securities............................           45,839,513            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           53,599,068            2.1%
                                                         ------------            ----

FRANCE -- (6.3%)
    BNP Paribas SA..............................  73,561    5,741,393            0.2%
    Cie de Saint-Gobain.........................  98,275    5,762,148            0.2%
    Renault SA..................................  41,368    4,102,183            0.2%
    Rexel SA.................................... 249,373    4,446,824            0.2%
    STMicroelectronics NV....................... 182,377    4,293,396            0.2%
    Total SA.................................... 189,670   10,571,844            0.4%
*   Ubisoft Entertainment SA....................  63,784    4,866,695            0.2%
    Other Securities............................          127,699,665            5.0%
                                                         ------------            ----
TOTAL FRANCE....................................          167,484,148            6.6%
                                                         ------------            ----

GERMANY -- (6.2%)
    Allianz SE..................................  25,753    6,012,264            0.3%
    BASF SE.....................................  39,408    4,309,396            0.2%
    Daimler AG..................................  89,896    7,505,071            0.3%
    Deutsche Lufthansa AG....................... 152,127    4,887,513            0.2%
    E.ON SE..................................... 588,434    6,969,668            0.3%
*   RWE AG...................................... 247,438    6,221,546            0.3%
    Other Securities............................          130,392,007            5.0%
                                                         ------------            ----
TOTAL GERMANY...................................          166,297,465            6.6%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                           ------     -------    ---------------
HONG KONG -- (2.9%)
    Other Securities.....................           $ 78,974,131            3.1%
                                                    ------------           -----

IRELAND -- (0.5%)
    Other Securities.....................             13,404,263            0.5%
                                                    ------------           -----

ISRAEL -- (0.8%)
    Other Securities.....................             20,385,479            0.8%
                                                    ------------           -----

ITALY -- (3.2%)
    Assicurazioni Generali SpA...........   303,243    5,518,948            0.2%
*   Banco BPM SpA........................ 1,218,177    4,241,551            0.2%
    Fiat Chrysler Automobiles NV.........   452,754    7,828,694            0.3%
*   UniCredit SpA........................   235,562    4,501,733            0.2%
    Other Securities.....................             62,340,988            2.4%
                                                    ------------           -----
TOTAL ITALY..............................             84,431,914            3.3%
                                                    ------------           -----

JAPAN -- (23.8%)
    Honda Motor Co., Ltd.................   138,023    4,325,234            0.2%
    Mitsubishi Chemical Holdings Corp....   464,080    4,847,460            0.2%
    Mitsubishi UFJ Financial Group, Inc..   817,300    5,543,862            0.2%
    Toyota Motor Corp....................    73,263    4,544,215            0.2%
#   Toyota Motor Corp. Sponsored ADR.....    36,827    4,566,548            0.2%
    Other Securities.....................            613,465,176           24.2%
                                                    ------------           -----
TOTAL JAPAN..............................            637,292,495           25.2%
                                                    ------------           -----

NETHERLANDS -- (2.6%)
#   Koninklijke Ahold Delhaize NV........   219,005    4,120,633            0.2%
    Other Securities.....................             64,634,729            2.5%
                                                    ------------           -----
TOTAL NETHERLANDS........................             68,755,362            2.7%
                                                    ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities.....................             12,681,695            0.5%
                                                    ------------           -----

NORWAY -- (0.9%)
    Other Securities.....................             23,088,753            0.9%
                                                    ------------           -----

PORTUGAL -- (0.3%)
    Other Securities.....................              9,204,857            0.4%
                                                    ------------           -----

SINGAPORE -- (1.2%)
    Other Securities.....................             31,189,507            1.2%
                                                    ------------           -----

SPAIN -- (2.0%)
    Banco de Sabadell SA................. 2,409,751    4,824,833            0.2%
    Banco Santander SA...................   949,100    6,434,241            0.3%
    Repsol SA............................   224,372    4,204,596            0.2%
    Other Securities.....................             38,669,871            1.5%
                                                    ------------           -----
TOTAL SPAIN..............................             54,133,541            2.2%
                                                    ------------           -----

SWEDEN -- (2.6%)
    Boliden AB...........................   124,690    4,363,123            0.2%
    Other Securities.....................             64,611,791            2.5%
                                                    ------------           -----
TOTAL SWEDEN.............................             68,974,914            2.7%
                                                    ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                        SHARES      VALUE++     OF NET ASSETS**
                                                        ------      -------     ---------------
SWITZERLAND -- (5.5%)
    Baloise Holding AG................................    26,119 $    4,117,851            0.2%
    Clariant AG.......................................   182,599      4,594,173            0.2%
    Nestle SA.........................................   110,012      9,256,245            0.4%
    Novartis AG.......................................    52,784      4,353,584            0.2%
    Novartis AG Sponsored ADR.........................    73,269      6,050,554            0.3%
    Other Securities..................................              119,708,413            4.6%
                                                                 --------------           -----
TOTAL SWITZERLAND.....................................              148,080,820            5.9%
                                                                 --------------           -----

UNITED KINGDOM -- (14.0%)
    Anglo American P.L.C..............................   398,838      7,523,285            0.3%
    BP P.L.C. Sponsored ADR...........................   244,019      9,924,259            0.4%
    HSBC Holdings P.L.C. Sponsored ADR................   234,122     11,418,130            0.5%
    Melrose Industries P.L.C.......................... 1,498,496      4,376,887            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...   157,827      9,947,823            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B...   102,022      6,668,158            0.3%
*   Standard Chartered P.L.C..........................   415,514      4,138,465            0.2%
    Vodafone Group P.L.C.............................. 1,755,059      5,020,063            0.2%
    Vodafone Group P.L.C. Sponsored ADR...............   142,624      4,133,249            0.2%
    Other Securities..................................              311,073,876           12.1%
                                                                 --------------           -----
TOTAL UNITED KINGDOM..................................              374,224,195           14.8%
                                                                 --------------           -----

UNITED STATES -- (0.0%)
    Other Securities..................................                   13,831            0.0%
                                                                 --------------           -----
TOTAL COMMON STOCKS...................................            2,494,459,291           98.6%
                                                                 --------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Volkswagen AG.....................................    25,998      4,760,315            0.2%
    Other Securities..................................                6,704,101            0.3%
                                                                 --------------           -----
TOTAL GERMANY.........................................               11,464,416            0.5%
                                                                 --------------           -----
TOTAL PREFERRED STOCKS................................               11,464,416            0.5%
                                                                 --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                   33,649            0.0%
                                                                 --------------           -----

FRANCE -- (0.0%)
    Other Securities..................................                      372            0.0%
                                                                 --------------           -----

HONG KONG -- (0.0%)
    Other Securities..................................                      417            0.0%
                                                                 --------------           -----

SPAIN -- (0.0%)
    Other Securities..................................                  184,352            0.0%
                                                                 --------------           -----

SWITZERLAND -- (0.0%)
    Other Securities..................................                   11,358            0.0%
                                                                 --------------           -----
TOTAL RIGHTS/WARRANTS.................................                  230,148            0.0%
                                                                 --------------           -----
TOTAL INVESTMENT SECURITIES...........................            2,506,153,855
                                                                 --------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                          ------       ------     ---------------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@   DFA Short Term Investment Fund.. 14,624,867 $  169,224,337            6.7%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,123,246,116)..............              $2,675,378,192          105.8%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia...................... $  3,313,075 $  146,808,209   --    $  150,121,284
 Austria........................           --     21,355,276   --        21,355,276
 Belgium........................      789,230     44,749,998   --        45,539,228
 Canada.........................  213,839,767          4,872   --       213,844,639
 China..........................           --         64,762   --            64,762
 Denmark........................      873,243     50,444,421   --        51,317,664
 Finland........................           --     53,599,068   --        53,599,068
 France.........................      800,197    166,683,951   --       167,484,148
 Germany........................    6,042,026    160,255,439   --       166,297,465
 Hong Kong......................      680,141     78,293,990   --        78,974,131
 Ireland........................    2,585,278     10,818,985   --        13,404,263
 Israel.........................    1,146,076     19,239,403   --        20,385,479
 Italy..........................      533,795     83,898,119   --        84,431,914
 Japan..........................    9,690,572    627,601,923   --       637,292,495
 Netherlands....................    7,851,770     60,903,592   --        68,755,362
 New Zealand....................        6,270     12,675,425   --        12,681,695
 Norway.........................      222,380     22,866,373   --        23,088,753
 Portugal.......................           --      9,204,857   --         9,204,857
 Singapore......................       13,034     31,176,473   --        31,189,507
 Spain..........................    2,651,326     51,482,215   --        54,133,541
 Sweden.........................      172,409     68,802,505   --        68,974,914
 Switzerland....................    9,644,504    138,436,316   --       148,080,820
 United Kingdom.................   61,642,137    312,582,058   --       374,224,195
 United States..................       13,831             --   --            13,831
Preferred Stocks................
 Germany........................           --     11,464,416   --        11,464,416
Rights/Warrants.................
 Australia......................           --         33,649   --            33,649
 France.........................           --            372   --               372
 Hong Kong......................           --            417   --               417
 Spain..........................           --        184,352   --           184,352
 Switzerland....................           --         11,358   --            11,358
Securities Lending Collateral...           --    169,224,337   --       169,224,337
                                 ------------ --------------   --    --------------
TOTAL........................... $322,511,061 $2,352,867,131   --    $2,675,378,192
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                                  SHARES  VALUE++   OF NET ASSETS**
                                                  ------  -------   ---------------
COMMON STOCKS -- (96.4%)
AUSTRALIA -- (5.7%)
     BHP Billiton, Ltd........................... 33,542 $  690,589            1.0%
     CSL, Ltd....................................  3,787    403,168            0.6%
     Other Securities............................         2,866,784            4.2%
                                                         ----------            ----
TOTAL AUSTRALIA..................................         3,960,541            5.8%
                                                         ----------            ----

AUSTRIA -- (0.2%)
     Other Securities............................           165,923            0.2%
                                                         ----------            ----

BELGIUM -- (1.2%)
     Other Securities............................           808,670            1.2%
                                                         ----------            ----

CANADA -- (8.1%)
     Canadian Imperial Bank of Commerce..........  4,098    360,829            0.5%
     Canadian National Railway Co................  6,138    494,048            0.7%
     Royal Bank of Canada........................  9,264    723,982            1.1%
     Other Securities............................         4,016,145            6.0%
                                                         ----------            ----
TOTAL CANADA.....................................         5,595,004            8.3%
                                                         ----------            ----

DENMARK -- (1.6%)
     Novo Nordisk A.S. Class B................... 19,051    948,527            1.4%
     Other Securities............................           163,169            0.2%
                                                         ----------            ----
TOTAL DENMARK....................................         1,111,696            1.6%
                                                         ----------            ----

FINLAND -- (0.8%)
     Other Securities............................           586,275            0.9%
                                                         ----------            ----

FRANCE -- (9.1%)
     Airbus SE...................................  4,387    450,172            0.7%
     Cie Generale des Etablissements Michelin....  3,553    514,284            0.8%
     LVMH Moet Hennessy Louis Vuitton SE.........  2,388    712,252            1.0%
     Vinci SA....................................  4,852    475,387            0.7%
     Other Securities............................         4,127,032            6.1%
                                                         ----------            ----
TOTAL FRANCE.....................................         6,279,127            9.3%
                                                         ----------            ----

GERMANY -- (8.1%)
     BASF SE.....................................  6,528    713,859            1.1%
     Bayer AG....................................  6,254    813,513            1.2%
     Bayerische Motoren Werke AG.................  3,179    326,039            0.5%
     Deutsche Post AG............................  7,604    348,568            0.5%
     Deutsche Telekom AG......................... 34,450    623,797            0.9%
     E.ON SE..................................... 32,916    389,871            0.6%
     Other Securities............................         2,415,269            3.5%
                                                         ----------            ----
TOTAL GERMANY....................................         5,630,916            8.3%
                                                         ----------            ----

HONG KONG -- (2.5%)
     Other Securities............................         1,713,063            2.5%
                                                         ----------            ----

IRELAND -- (0.5%)
     Other Securities............................           331,606            0.5%
                                                         ----------            ----

ISRAEL -- (0.4%)
     Other Securities............................           251,573            0.4%
                                                         ----------            ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------   -------   ---------------
   ITALY -- (2.1%)
        Enel SpA............................ 57,414 $   356,063            0.5%
        Other Securities....................          1,101,225            1.6%
                                                    -----------           -----
   TOTAL ITALY..............................          1,457,288            2.1%
                                                    -----------           -----

   JAPAN -- (22.2%)
        Bridgestone Corp....................  7,500     358,278            0.5%
        Hitachi, Ltd........................ 57,000     453,911            0.7%
        Japan Tobacco, Inc..................  9,600     317,762            0.5%
        KDDI Corp........................... 18,800     500,882            0.7%
        NTT DOCOMO, Inc..................... 14,600     353,594            0.5%
        Panasonic Corp...................... 20,700     312,557            0.5%
        Seven & I Holdings Co., Ltd.........  7,900     318,405            0.5%
        SoftBank Group Corp.................  7,900     700,115            1.0%
        Sony Corp........................... 11,200     468,548            0.7%
        Other Securities....................         11,555,290           17.0%
                                                    -----------           -----
   TOTAL JAPAN..............................         15,339,342           22.6%
                                                    -----------           -----

   NETHERLANDS -- (3.2%)
        Akzo Nobel NV.......................  3,532     318,872            0.5%
        Unilever NV......................... 15,878     920,289            1.4%
        Other Securities....................            946,577            1.3%
                                                    -----------           -----
   TOTAL NETHERLANDS........................          2,185,738            3.2%
                                                    -----------           -----

   NEW ZEALAND -- (0.2%)
        Other Securities....................            167,244            0.2%
                                                    -----------           -----

   NORWAY -- (0.8%)
        Other Securities....................            579,739            0.9%
                                                    -----------           -----

   PORTUGAL -- (0.1%)
        Other Securities....................             39,572            0.1%
                                                    -----------           -----

   SINGAPORE -- (1.0%)
        Other Securities....................            691,876            1.0%
                                                    -----------           -----

   SPAIN -- (3.0%)
        Amadeus IT Group SA.................  6,239     423,309            0.6%
        Telefonica SA....................... 42,271     443,231            0.6%
        Other Securities....................          1,197,830            1.8%
                                                    -----------           -----
   TOTAL SPAIN..............................          2,064,370            3.0%
                                                    -----------           -----

   SWEDEN -- (2.8%)
        Volvo AB Class B.................... 17,355     343,737            0.5%
        Other Securities....................          1,628,581            2.4%
                                                    -----------           -----
   TOTAL SWEDEN.............................          1,972,318            2.9%
                                                    -----------           -----

   SWITZERLAND -- (7.3%)
        ABB, Ltd............................ 19,985     521,909            0.8%
        Givaudan SA.........................    189     422,092            0.6%
        Nestle SA...........................  4,640     390,403            0.6%
        Roche Holding AG....................  5,911   1,366,215            2.0%
        Other Securities....................          2,380,794            3.5%
                                                    -----------           -----
   TOTAL SWITZERLAND........................          5,081,413            7.5%
                                                    -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------    -------   ---------------
UNITED KINGDOM -- (15.5%)
#     AstraZeneca P.L.C. Sponsored ADR.......  22,177 $   765,106            1.1%
      BAE Systems P.L.C......................  59,568     469,237            0.7%
      BT Group P.L.C.........................  88,241     304,037            0.5%
      Diageo P.L.C. Sponsored ADR............   4,657     638,056            0.9%
      Experian P.L.C.........................  15,450     325,505            0.5%
      Ferguson P.L.C.........................   5,488     383,776            0.6%
#     GlaxoSmithKline P.L.C. Sponsored ADR...  16,902     615,740            0.9%
      Imperial Brands P.L.C..................   7,910     322,503            0.5%
      Reckitt Benckiser Group P.L.C..........   5,379     481,241            0.7%
      Rio Tinto P.L.C. Sponsored ADR.........  11,555     553,831            0.8%
      Rolls-Royce Holdings P.L.C.............  31,777     410,653            0.6%
      SSE P.L.C..............................  20,769     381,441            0.6%
      Tesco P.L.C............................ 151,826     365,838            0.5%
      Unilever P.L.C. Sponsored ADR..........  10,038     568,653            0.8%
      Other Securities.......................           4,161,974            6.2%
                                                      -----------          ------
TOTAL UNITED KINGDOM.........................          10,747,591           15.9%
                                                      -----------          ------
TOTAL COMMON STOCKS..........................          66,760,885           98.4%
                                                      -----------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG..........................   1,936     354,488            0.5%
      Other Securities.......................             173,171            0.3%
                                                      -----------          ------
TOTAL GERMANY................................             527,659            0.8%
                                                      -----------          ------
TOTAL PREFERRED STOCKS.......................             527,659            0.8%
                                                      -----------          ------
TOTAL INVESTMENT SECURITIES..................          67,288,544
                                                      -----------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund......... 167,908   1,942,864            2.9%
                                                      -----------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $65,511,817).........................          $69,231,408          102.1%
                                                      ===========          ======

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- -----------
  Common Stocks
   Australia......................          -- $ 3,960,541   --    $ 3,960,541
   Austria........................          --     165,923   --        165,923
   Belgium........................          --     808,670   --        808,670
   Canada......................... $ 5,595,004          --   --      5,595,004
   Denmark........................          --   1,111,696   --      1,111,696
   Finland........................          --     586,275   --        586,275
   France.........................          --   6,279,127   --      6,279,127
   Germany........................          --   5,630,916   --      5,630,916
   Hong Kong......................          --   1,713,063   --      1,713,063
   Ireland........................      35,306     296,300   --        331,606
   Israel.........................      39,193     212,380   --        251,573
   Italy..........................     155,105   1,302,183   --      1,457,288
   Japan..........................          --  15,339,342   --     15,339,342
   Netherlands....................     920,289   1,265,449   --      2,185,738
   New Zealand....................          --     167,244   --        167,244
   Norway.........................          --     579,739   --        579,739
   Portugal.......................          --      39,572   --         39,572
   Singapore......................          --     691,876   --        691,876
   Spain..........................          --   2,064,370   --      2,064,370
   Sweden.........................          --   1,972,318   --      1,972,318
   Switzerland....................      67,934   5,013,479   --      5,081,413
   United Kingdom.................   3,291,152   7,456,439   --     10,747,591
  Preferred Stocks
   Germany........................          --     527,659   --        527,659
  Securities Lending Collateral...          --   1,942,864   --      1,942,864
                                   ----------- -----------   --    -----------
  TOTAL........................... $10,103,983 $59,127,425   --    $69,231,408
                                   =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                               SHARES      VALUE+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $158,614,724
Investment in Dimensional Emerging Markets Value Fund........             63,117,901
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,055,882   24,823,781
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $206,206,624).....................................           $246,556,406
                                                                        ============

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     ------------ ------- ------- ------------
  Affiliated Investment Companies... $246,556,406   --      --    $246,556,406
                                     ------------   --      --    ------------
  TOTAL............................. $246,556,406   --      --    $246,556,406
                                     ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                                ------    -------   ---------------
COMMON STOCKS -- (97.8%)
AUSTRALIA -- (4.3%)
    BlueScope Steel, Ltd.......................  88,385 $   870,152            0.2%
    Boral, Ltd................................. 149,841     822,228            0.2%
*   Santos, Ltd................................ 243,160     840,241            0.2%
    Other Securities...........................          17,640,799            3.7%
                                                        -----------            ----
TOTAL AUSTRALIA................................          20,173,420            4.3%
                                                        -----------            ----

AUSTRIA -- (0.8%)
*   Raiffeisen Bank International AG...........  27,085     941,911            0.2%
    Other Securities...........................           3,017,907            0.7%
                                                        -----------            ----
TOTAL AUSTRIA..................................           3,959,818            0.9%
                                                        -----------            ----

BELGIUM -- (1.1%)
    Ageas......................................  31,193   1,512,707            0.3%
    Other Securities...........................           3,404,481            0.8%
                                                        -----------            ----
TOTAL BELGIUM..................................           4,917,188            1.1%
                                                        -----------            ----

BRAZIL -- (1.5%)
    Other Securities...........................           7,074,523            1.5%
                                                        -----------            ----

CANADA -- (5.6%)
*   Kinross Gold Corp.......................... 202,343     799,899            0.2%
    Other Securities...........................          25,590,849            5.5%
                                                        -----------            ----
TOTAL CANADA...................................          26,390,748            5.7%
                                                        -----------            ----

CHILE -- (0.3%)
    Other Securities...........................           1,492,865            0.3%
                                                        -----------            ----

CHINA -- (7.9%)
    China Taiping Insurance Holdings Co., Ltd.. 278,000     916,775            0.2%
    Other Securities...........................          35,990,703            7.7%
                                                        -----------            ----
TOTAL CHINA....................................          36,907,478            7.9%
                                                        -----------            ----

COLOMBIA -- (0.1%)
    Other Securities...........................             527,214            0.1%
                                                        -----------            ----

DENMARK -- (1.4%)
    Jyske Bank A.S.............................  14,411     814,339            0.2%
    Other Securities...........................           5,824,939            1.2%
                                                        -----------            ----
TOTAL DENMARK..................................           6,639,278            1.4%
                                                        -----------            ----

FINLAND -- (1.5%)
    Neste Oyj..................................  17,647     982,431            0.2%
    Stora Enso Oyj Class R.....................  81,990   1,281,355            0.3%
    Other Securities...........................           4,761,302            1.0%
                                                        -----------            ----
TOTAL FINLAND..................................           7,025,088            1.5%
                                                        -----------            ----

FRANCE -- (3.9%)
    Arkema SA..................................  10,891   1,375,875            0.3%
    Eiffage SA.................................  10,627   1,110,050            0.3%
    Faurecia...................................  10,990     798,922            0.2%
    Rexel SA...................................  50,303     897,004            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    FRANCE -- (Continued)
        SCOR SE.........................  26,197 $ 1,087,527            0.2%
        Other Securities................          12,994,682            2.7%
                                                 -----------           -----
    TOTAL FRANCE........................          18,264,060            3.9%
                                                 -----------           -----

    GERMANY -- (5.0%)
        Deutsche Lufthansa AG...........  40,731   1,308,599            0.3%
        Lanxess AG......................  14,058   1,102,268            0.2%
        OSRAM Licht AG..................  10,639     814,626            0.2%
        Rheinmetall AG..................   8,438   1,002,167            0.2%
    *   RWE AG..........................  66,040   1,660,500            0.4%
        Uniper SE.......................  33,621     944,703            0.2%
        Other Securities................          16,544,233            3.5%
                                                 -----------           -----
    TOTAL GERMANY.......................          23,377,096            5.0%
                                                 -----------           -----

    HONG KONG -- (1.9%)
        Other Securities................           9,051,196            1.9%
                                                 -----------           -----

    INDIA -- (4.1%)
        Vedanta, Ltd.................... 158,687     815,019            0.2%
        Other Securities................          18,511,963            3.9%
                                                 -----------           -----
    TOTAL INDIA.........................          19,326,982            4.1%
                                                 -----------           -----

    INDONESIA -- (0.7%)
        Other Securities................           3,293,956            0.7%
                                                 -----------           -----

    IRELAND -- (0.6%)
    *   Bank of Ireland Group P.L.C..... 259,138   2,030,398            0.5%
        Other Securities................             637,070            0.1%
                                                 -----------           -----
    TOTAL IRELAND.......................           2,667,468            0.6%
                                                 -----------           -----

    ISRAEL -- (0.5%)
        Other Securities................           2,309,524            0.5%
                                                 -----------           -----

    ITALY -- (2.7%)
    *   Banco BPM SpA................... 286,172     996,419            0.2%
        Fiat Chrysler Automobiles NV....  76,941   1,330,408            0.3%
        Mediobanca SpA..................  78,387     858,678            0.2%
        Unione di Banche Italiane SpA... 199,151     934,702            0.2%
        Other Securities................           8,546,073            1.8%
                                                 -----------           -----
    TOTAL ITALY.........................          12,666,280            2.7%
                                                 -----------           -----

    JAPAN -- (17.9%)
        Other Securities................          84,018,024           18.0%
                                                 -----------           -----

    MALAYSIA -- (0.9%)
        Other Securities................           3,981,154            0.9%
                                                 -----------           -----

    MEXICO -- (0.8%)
        Other Securities................           3,674,446            0.8%
                                                 -----------           -----

    NETHERLANDS -- (1.6%)
        Aegon NV........................ 286,779   1,693,101            0.4%
        APERAM SA.......................  14,890     800,674            0.2%
        ASM International NV............  11,881     796,193            0.2%
        SBM Offshore NV.................  44,899     801,273            0.2%
        Other Securities................           3,552,929            0.6%
                                                 -----------           -----
    TOTAL NETHERLANDS...................           7,644,170            1.6%
                                                 -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------    -------   ---------------
    NEW ZEALAND -- (0.4%)
        Other Securities...............         $ 1,657,332            0.4%
                                                -----------            ----

    NORWAY -- (0.8%)
        Other Securities...............           3,869,121            0.8%
                                                -----------            ----

    PHILIPPINES -- (0.3%)
        Other Securities...............           1,560,999            0.3%
                                                -----------            ----

    POLAND -- (0.5%)
        Other Securities...............           2,386,967            0.5%
                                                -----------            ----

    PORTUGAL -- (0.3%)
        Other Securities...............           1,217,439            0.3%
                                                -----------            ----

    SINGAPORE -- (0.8%)
        Other Securities...............           3,676,518            0.8%
                                                -----------            ----

    SOUTH AFRICA -- (1.7%)
        Other Securities...............           8,152,368            1.7%
                                                -----------            ----

    SOUTH KOREA -- (4.6%)
        Other Securities...............          21,735,250            4.7%
                                                -----------            ----

    SPAIN -- (1.6%)
        Banco de Sabadell SA........... 912,089   1,826,196            0.4%
        Other Securities...............           5,551,807            1.2%
                                                -----------            ----
    TOTAL SPAIN........................           7,378,003            1.6%
                                                -----------            ----

    SWEDEN -- (1.7%)
        Other Securities...............           7,966,075            1.7%
                                                -----------            ----

    SWITZERLAND -- (3.1%)
        Baloise Holding AG.............   6,402   1,009,322            0.2%
        Swiss Life Holding AG..........   4,696   1,632,185            0.4%
        Other Securities...............          11,887,842            2.5%
                                                -----------            ----
    TOTAL SWITZERLAND..................          14,529,349            3.1%
                                                -----------            ----

    TAIWAN -- (4.8%)
        Other Securities...............          22,758,899            4.9%
                                                -----------            ----

    THAILAND -- (0.8%)
        Other Securities...............           3,960,064            0.9%
                                                -----------            ----

    TURKEY -- (0.4%)
        Other Securities...............           1,922,716            0.4%
                                                -----------            ----

    UNITED KINGDOM -- (10.9%)
        Barratt Developments P.L.C..... 158,301   1,376,399            0.3%
        Bellway P.L.C..................  25,648   1,243,564            0.3%
        Berkeley Group Holdings P.L.C..  16,899     839,721            0.2%
        GKN P.L.C...................... 201,823     850,654            0.2%
        Hiscox, Ltd....................  55,044   1,043,790            0.2%
        J Sainsbury P.L.C.............. 260,347     838,375            0.2%
        John Wood Group P.L.C..........  92,959     879,005            0.2%
        Johnson Matthey P.L.C..........  24,288   1,090,434            0.2%
        Marks & Spencer Group P.L.C.... 205,740     940,311            0.2%
        Meggitt P.L.C.................. 143,546     988,174            0.2%
        Pearson P.L.C..................  90,692     846,849            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                        SHARES    VALUE++    OF NET ASSETS**
                                        ------    -------    ---------------
   UNITED KINGDOM -- (Continued)
       Persimmon P.L.C.................  33,858 $  1,260,045            0.3%
       Royal Mail P.L.C................ 180,633      897,593            0.2%
       Taylor Wimpey P.L.C............. 389,086    1,031,108            0.2%
       Travis Perkins P.L.C............  40,221      811,939            0.2%
       WM Morrison Supermarkets P.L.C.. 349,221    1,039,714            0.2%
       Other Securities................           35,350,860            7.5%
                                                ------------           -----
   TOTAL UNITED KINGDOM................           51,328,535           11.0%
                                                ------------           -----
   TOTAL COMMON STOCKS.................          459,481,611           98.5%
                                                ------------           -----

   PREFERRED STOCKS -- (0.7%)
   BRAZIL -- (0.5%)
       Other Securities................            2,347,941            0.5%
                                                ------------           -----

   COLOMBIA -- (0.0%)
       Other Securities................              185,744            0.1%
                                                ------------           -----

   GERMANY -- (0.2%)
       Other Securities................              903,195            0.2%
                                                ------------           -----
   TOTAL PREFERRED STOCKS..............            3,436,880            0.8%
                                                ------------           -----

   RIGHTS/WARRANTS -- (0.0%)
   AUSTRALIA -- (0.0%)
       Other Securities................                7,783            0.0%
                                                ------------           -----

   BRAZIL -- (0.0%)
       Other Securities................                  234            0.0%
                                                ------------           -----

   CHILE -- (0.0%)
       Other Securities................                5,183            0.0%
                                                ------------           -----

   HONG KONG -- (0.0%)
       Other Securities................                  433            0.0%
                                                ------------           -----

   INDIA -- (0.0%)
       Other Securities................                4,912            0.0%
                                                ------------           -----

   MALAYSIA -- (0.0%)
       Other Securities................                4,668            0.0%
                                                ------------           -----

   SOUTH KOREA -- (0.0%)
       Other Securities................                6,198            0.0%
                                                ------------           -----

   SPAIN -- (0.0%)
       Other Securities................                3,383            0.0%
                                                ------------           -----

   TAIWAN -- (0.0%)
       Other Securities................                5,901            0.0%
                                                ------------           -----

   THAILAND -- (0.0%)
       Other Securities................               16,324            0.0%
                                                ------------           -----
   TOTAL RIGHTS/WARRANTS...............               55,019            0.0%
                                                ------------           -----
   TOTAL INVESTMENT SECURITIES.........          462,973,510
                                                ------------


WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------     ------    ---------------
   SECURITIES LENDING COLLATERAL -- (1.5%)
   (S)@   DFA Short Term Investment Fund.. 619,913 $  7,173,015            1.5%
                                                   ------------          ------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $390,872,219)................           $470,146,525          100.8%
                                                   ============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- -----------
  Common Stocks
   Australia......................          -- $20,173,420   --    $20,173,420
   Austria........................          --   3,959,818   --      3,959,818
   Belgium........................          --   4,917,188   --      4,917,188
   Brazil......................... $ 7,074,523          --   --      7,074,523
   Canada.........................  26,390,748          --   --     26,390,748
   Chile..........................      12,402   1,480,463   --      1,492,865
   China..........................   1,229,798  35,677,680   --     36,907,478
   Colombia.......................     527,214          --   --        527,214
   Denmark........................     228,799   6,410,479   --      6,639,278
   Finland........................          --   7,025,088   --      7,025,088
   France.........................       1,099  18,262,961   --     18,264,060
   Germany........................          --  23,377,096   --     23,377,096
   Hong Kong......................          --   9,051,196   --      9,051,196
   India..........................     220,593  19,106,389   --     19,326,982
   Indonesia......................          --   3,293,956   --      3,293,956
   Ireland........................          --   2,667,468   --      2,667,468
   Israel.........................          --   2,309,524   --      2,309,524
   Italy..........................          --  12,666,280   --     12,666,280
   Japan..........................          --  84,018,024   --     84,018,024
   Malaysia.......................          --   3,981,154   --      3,981,154
   Mexico.........................   3,674,446          --   --      3,674,446
   Netherlands....................          --   7,644,170   --      7,644,170
   New Zealand....................          --   1,657,332   --      1,657,332
   Norway.........................          --   3,869,121   --      3,869,121
   Philippines....................          --   1,560,999   --      1,560,999
   Poland.........................          --   2,386,967   --      2,386,967
   Portugal.......................          --   1,217,439   --      1,217,439
   Singapore......................          --   3,676,518   --      3,676,518
   South Africa...................     981,788   7,170,580   --      8,152,368
   South Korea....................      27,058  21,708,192   --     21,735,250
   Spain..........................          --   7,378,003   --      7,378,003
   Sweden.........................          --   7,966,075   --      7,966,075
   Switzerland....................          --  14,529,349   --     14,529,349
   Taiwan.........................      10,958  22,747,941   --     22,758,899
   Thailand.......................   3,952,186       7,878   --      3,960,064
   Turkey.........................          --   1,922,716   --      1,922,716
   United Kingdom.................          --  51,328,535   --     51,328,535
  Preferred Stocks
   Brazil.........................   2,347,941          --   --      2,347,941
   Colombia.......................     185,744          --   --        185,744
   Germany........................          --     903,195   --        903,195

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Rights/Warrants
  Australia......................          -- $      7,783   --    $      7,783
  Brazil.........................          --          234   --             234
  Chile..........................          --        5,183   --           5,183
  Hong Kong......................          --          433   --             433
  India..........................          --        4,912   --           4,912
  Malaysia.......................          --        4,668   --           4,668
  South Korea....................          --        6,198   --           6,198
  Spain..........................          --        3,383   --           3,383
  Taiwan.........................          --        5,901   --           5,901
  Thailand.......................          --       16,324   --          16,324
 Securities Lending Collateral...          --    7,173,015   --       7,173,015
                                  ----------- ------------   --    ------------
 TOTAL........................... $46,865,297 $423,281,228   --    $470,146,525
                                  =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                  PERCENTAGE
                                                          SHARES     VALUE++    OF NET ASSETS**
                                                          ------     -------    ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (4.1%)
    BHP Billiton, Ltd...................................   487,213 $ 10,031,129            0.4%
#   Commonwealth Bank of Australia......................    80,746    4,803,194            0.2%
    Westpac Banking Corp................................   205,234    5,198,461            0.2%
    Other Securities....................................            101,384,092            3.5%
                                                                   ------------            ----
TOTAL AUSTRALIA.........................................            121,416,876            4.3%
                                                                   ------------            ----

AUSTRIA -- (0.5%)
    Other Securities....................................             14,828,247            0.5%
                                                                   ------------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev SA/NV..........................    41,570    5,097,359            0.2%
    Other Securities....................................             26,345,296            0.9%
                                                                   ------------            ----
TOTAL BELGIUM...........................................             31,442,655            1.1%
                                                                   ------------            ----

BRAZIL -- (1.3%)
    Vale SA.............................................   447,406    4,390,226            0.2%
    Other Securities....................................             32,500,765            1.1%
                                                                   ------------            ----
TOTAL BRAZIL............................................             36,890,991            1.3%
                                                                   ------------            ----

CANADA -- (5.8%)
    Bank of Montreal....................................    71,868    5,505,807            0.2%
    Bank of Nova Scotia (The)...........................    84,789    5,470,586            0.2%
#   Canadian Imperial Bank of Commerce..................    50,532    4,449,343            0.2%
#   Royal Bank of Canada................................    72,182    5,641,023            0.2%
    Other Securities....................................            148,816,851            5.3%
                                                                   ------------            ----
TOTAL CANADA............................................            169,883,610            6.1%
                                                                   ------------            ----

CHILE -- (0.3%)
    Other Securities....................................              9,541,528            0.3%
                                                                   ------------            ----

CHINA -- (7.1%)
    China Construction Bank Corp. Class H............... 9,249,000    8,265,970            0.3%
    China Mobile, Ltd...................................   513,500    5,164,970            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 6,595,000    5,247,411            0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H..   618,000    5,430,946            0.2%
    Tencent Holdings, Ltd...............................   209,100    9,398,018            0.4%
    Other Securities....................................            176,354,469            6.2%
                                                                   ------------            ----
TOTAL CHINA.............................................            209,861,784            7.5%
                                                                   ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................              2,450,932            0.1%
                                                                   ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                900,876            0.0%
                                                                   ------------            ----

DENMARK -- (1.2%)
    Other Securities....................................             34,855,933            1.3%
                                                                   ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                122,839            0.0%
                                                                   ------------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
FINLAND -- (1.2%)
    UPM-Kymmene Oyj..........................   158,274 $  4,753,326            0.2%
    Other Securities.........................             31,731,533            1.1%
                                                        ------------            ----
TOTAL FINLAND................................             36,484,859            1.3%
                                                        ------------            ----

FRANCE -- (5.1%)
    BNP Paribas SA...........................    76,820    5,995,756            0.2%
    Cie Generale des Etablissements Michelin.    33,162    4,800,079            0.2%
    Engie SA.................................   282,553    4,775,725            0.2%
    Sanofi...................................    52,072    4,930,518            0.2%
    Total SA.................................   183,178   10,209,992            0.4%
    Other Securities.........................            121,001,936            4.2%
                                                        ------------            ----
TOTAL FRANCE.................................            151,714,006            5.4%
                                                        ------------            ----

GERMANY -- (5.1%)
    Allianz SE...............................    26,218    6,120,823            0.2%
    BASF SE..................................    66,555    7,278,011            0.3%
    Bayer AG.................................    33,768    4,392,502            0.2%
    Bayerische Motoren Werke AG..............    51,423    5,273,955            0.2%
    Daimler AG...............................   102,777    8,580,456            0.3%
    Deutsche Telekom AG......................   449,901    8,146,499            0.3%
    Siemens AG...............................    38,516    5,532,157            0.2%
    Other Securities.........................            106,348,182            3.7%
                                                        ------------            ----
TOTAL GERMANY................................            151,672,585            5.4%
                                                        ------------            ----

GREECE -- (0.0%)
    Other Securities.........................                567,411            0.0%
                                                        ------------            ----

HONG KONG -- (2.2%)
    AIA Group, Ltd........................... 1,173,600    8,843,638            0.3%
    Other Securities.........................             55,286,543            2.0%
                                                        ------------            ----
TOTAL HONG KONG..............................             64,130,181            2.3%
                                                        ------------            ----

HUNGARY -- (0.1%)
    Other Securities.........................              2,942,020            0.1%
                                                        ------------            ----

INDIA -- (2.8%)
    Other Securities.........................             83,859,376            3.0%
                                                        ------------            ----

INDONESIA -- (0.6%)
    Other Securities.........................             17,000,580            0.6%
                                                        ------------            ----

IRELAND -- (0.4%)
    Other Securities.........................             11,579,325            0.4%
                                                        ------------            ----

ISRAEL -- (0.5%)
    Other Securities.........................             14,597,856            0.5%
                                                        ------------            ----

ITALY -- (2.2%)
    Fiat Chrysler Automobiles NV.............   275,811    4,769,124            0.2%
    Other Securities.........................             58,944,421            2.1%
                                                        ------------            ----
TOTAL ITALY..................................             63,713,545            2.3%
                                                        ------------            ----

JAPAN -- (16.8%)
    Hitachi, Ltd.............................   678,000    5,399,148            0.2%
    Honda Motor Co., Ltd.....................   259,300    8,125,698            0.3%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------    -------    ---------------
 JAPAN -- (Continued)
     Mitsubishi UFJ Financial Group, Inc.. 712,100 $  4,830,275            0.2%
     Toyota Motor Corp.................... 222,288   13,787,647            0.5%
     Other Securities.....................          462,640,762           16.4%
                                                   ------------           -----
 TOTAL JAPAN..............................          494,783,530           17.6%
                                                   ------------           -----

 MALAYSIA -- (0.6%)
     Other Securities.....................           17,994,400            0.6%
                                                   ------------           -----

 MEXICO -- (0.7%)
     Other Securities.....................           21,169,676            0.8%
                                                   ------------           -----

 NETHERLANDS -- (2.0%)
     Other Securities.....................           59,163,911            2.1%
                                                   ------------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities.....................            9,042,191            0.3%
                                                   ------------           -----

 NORWAY -- (0.6%)
     Other Securities.....................           17,458,709            0.6%
                                                   ------------           -----

 PERU -- (0.0%)
     Other Securities.....................              471,901            0.0%
                                                   ------------           -----

 PHILIPPINES -- (0.3%)
     Other Securities.....................            7,694,145            0.3%
                                                   ------------           -----

 POLAND -- (0.4%)
     Other Securities.....................           10,985,592            0.4%
                                                   ------------           -----

 PORTUGAL -- (0.2%)
     Other Securities.....................            5,435,416            0.2%
                                                   ------------           -----

 RUSSIA -- (0.2%)
     Other Securities.....................            6,735,783            0.2%
                                                   ------------           -----

 SINGAPORE -- (0.9%)
     Other Securities.....................           25,628,940            0.9%
                                                   ------------           -----

 SOUTH AFRICA -- (1.8%)
     Other Securities.....................           52,035,454            1.9%
                                                   ------------           -----

 SOUTH KOREA -- (3.9%)
     Samsung Electronics Co., Ltd.........   8,476   20,894,227            0.8%
     Other Securities.....................           94,705,532            3.3%
                                                   ------------           -----
 TOTAL SOUTH KOREA........................          115,599,759            4.1%
                                                   ------------           -----

 SPAIN -- (1.8%)
     Banco Santander SA................... 792,339    5,371,512            0.2%
     Iberdrola SA......................... 655,378    5,296,115            0.2%
     Other Securities.....................           41,728,582            1.5%
                                                   ------------           -----
 TOTAL SPAIN..............................           52,396,209            1.9%
                                                   ------------           -----

 SWEDEN -- (2.0%)
     Other Securities.....................           60,261,974            2.2%
                                                   ------------           -----

 SWITZERLAND -- (4.0%)
     ABB, Ltd............................. 169,079    4,415,503            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                             ------      -------     ---------------
SWITZERLAND -- (Continued)
    Nestle SA..............................................   200,030 $   16,830,224            0.6%
    Novartis AG............................................    88,456      7,295,783            0.3%
    Roche Holding AG.......................................    21,689      5,013,000            0.2%
    Other Securities.......................................               85,383,614            2.9%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................              118,938,124            4.2%
                                                                      --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   134,422      5,690,083            0.2%
    Other Securities.......................................              100,405,772            3.6%
                                                                      --------------           -----
TOTAL TAIWAN...............................................              106,095,855            3.8%
                                                                      --------------           -----

THAILAND -- (0.6%)
    Other Securities.......................................               18,503,602            0.7%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                9,781,086            0.4%
                                                                      --------------           -----

UNITED KINGDOM -- (11.1%)
#   Anglo American P.L.C...................................   344,308      6,494,685            0.2%
    BP P.L.C. Sponsored ADR................................   225,511      9,171,532            0.3%
    British American Tobacco P.L.C.........................    67,140      4,337,904            0.2%
    HSBC Holdings P.L.C. Sponsored ADR.....................   249,280     12,157,386            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.........................   156,348      7,493,760            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   156,992      9,895,206            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........   113,857      7,441,694            0.3%
    Vodafone Group P.L.C................................... 4,040,579     11,557,423            0.4%
    Other Securities.......................................              260,255,401            9.2%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              328,804,991           11.7%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            2,769,439,263           98.7%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities.......................................               14,161,218            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  227,688            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  384,568            0.0%
                                                                      --------------           -----

GERMANY -- (0.4%)
    Volkswagen AG..........................................    32,427      5,937,486            0.2%
    Other Securities.......................................                5,964,516            0.3%
                                                                      --------------           -----
TOTAL GERMANY..............................................               11,902,002            0.5%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               26,675,476            1.0%
                                                                      --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.......................................                   20,900            0.0%
                                                                      --------------           -----

BRAZIL -- (0.0%)
    Other Securities.......................................                    7,845            0.0%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
CHILE -- (0.0%)
       Other Securities................            $       10,608            0.0%
                                                   --------------          ------

HONG KONG -- (0.0%)
       Other Securities................                       425            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                     5,713            0.0%
                                                   --------------          ------

ISRAEL -- (0.0%)
       Other Securities................                         5            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                     7,205            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                    21,024            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                   110,556            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                    10,652            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
       Other Securities................                    35,516            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   230,449            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             2,796,345,188
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@   DFA Short Term Investment Fund.. 13,656,957    158,024,649            5.6%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,518,977,486)..............              $2,954,369,837          105.3%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $    971,488 $120,445,388   --    $121,416,876
          Austria........           --   14,828,247   --      14,828,247
          Belgium........      153,600   31,289,055   --      31,442,655
          Brazil.........   36,890,991           --   --      36,890,991
          Canada.........  169,883,610           --   --     169,883,610
          Chile..........    1,955,136    7,586,392   --       9,541,528
          China..........   21,484,431  188,377,353   --     209,861,784
          Colombia.......    2,450,932           --   --       2,450,932
          Czech Republic.           --      900,876   --         900,876
          Denmark........      640,442   34,215,491   --      34,855,933
          Egypt..........           --      122,839   --         122,839
          Finland........      100,856   36,384,003   --      36,484,859
          France.........    1,881,553  149,832,453   --     151,714,006

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
  Germany..................... $  3,354,360 $  148,318,225   --    $  151,672,585
  Greece......................           --        567,411   --           567,411
  Hong Kong...................       84,205     64,045,976   --        64,130,181
  Hungary.....................           --      2,942,020   --         2,942,020
  India.......................    1,275,559     82,583,817   --        83,859,376
  Indonesia...................      188,873     16,811,707   --        17,000,580
  Ireland.....................    2,099,694      9,479,631   --        11,579,325
  Israel......................    1,065,610     13,532,246   --        14,597,856
  Italy.......................      102,347     63,611,198   --        63,713,545
  Japan.......................    2,978,728    491,804,802   --       494,783,530
  Malaysia....................           --     17,994,400   --        17,994,400
  Mexico......................   21,166,403          3,273   --        21,169,676
  Netherlands.................    6,243,168     52,920,743   --        59,163,911
  New Zealand.................           --      9,042,191   --         9,042,191
  Norway......................      150,375     17,308,334   --        17,458,709
  Peru........................      471,901             --   --           471,901
  Philippines.................       29,754      7,664,391   --         7,694,145
  Poland......................           --     10,985,592   --        10,985,592
  Portugal....................           --      5,435,416   --         5,435,416
  Russia......................    1,572,576      5,163,207   --         6,735,783
  Singapore...................           --     25,628,940   --        25,628,940
  South Africa................    4,075,849     47,959,605   --        52,035,454
  South Korea.................    1,256,782    114,342,977   --       115,599,759
  Spain.......................      735,528     51,660,681   --        52,396,209
  Sweden......................       50,550     60,211,424   --        60,261,974
  Switzerland.................    3,427,560    115,510,564   --       118,938,124
  Taiwan......................    5,923,367    100,172,488   --       106,095,855
  Thailand....................   18,486,593         17,009   --        18,503,602
  Turkey......................       22,536      9,758,550   --         9,781,086
  United Kingdom..............   73,814,356    254,990,635   --       328,804,991
Preferred Stocks
  Brazil......................   14,161,218             --   --        14,161,218
  Chile.......................           --        227,688   --           227,688
  Colombia....................      384,568             --   --           384,568
  Germany.....................           --     11,902,002   --        11,902,002
Rights/Warrants
  Australia...................           --         20,900   --            20,900
  Brazil......................           --          7,845   --             7,845
  Chile.......................           --         10,608   --            10,608
  Hong Kong...................           --            425   --               425
  India.......................           --          5,713   --             5,713
  Israel......................           --              5   --                 5
  Malaysia....................           --          7,205   --             7,205
  South Korea.................           --         21,024   --            21,024
  Spain.......................           --        110,556   --           110,556
  Taiwan......................           --         10,652   --            10,652
  Thailand....................           --         35,516   --            35,516
Securities Lending Collateral.           --    158,024,649   --       158,024,649
                               ------------ --------------   --    --------------
TOTAL......................... $399,535,499 $2,554,834,338   --    $2,954,369,837
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 12,559,691 $276,438,791
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 14,301,126  203,505,025
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  2,966,880   66,398,781
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $453,523,598).............................................             546,342,597
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.960%
  (Cost $296,936)....................................................    296,936      296,936
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $453,820,534).............................................            $546,639,533
                                                                                 ============

   Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See
   Security Valuation Note):
                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ---------------------------------------------------------------------
                                              LEVEL 1           LEVEL 2        LEVEL 3           TOTAL
                                               ------------     -------        -------           ------------
   Affiliated Investment Companies......... $546,342,597          --             --           $546,342,597
   Temporary Cash Investments..............      296,936          --             --                296,936
                                               ------------       --             --              ------------
   TOTAL................................... $546,639,533          --             --           $546,639,533
                                               ============       ==             ==              ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,900,032 $165,110,662
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 9,783,356  139,217,159
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,277,442   73,349,157
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $299,834,024).................................           $377,676,978
                                                                    ============

At October 31, 2017, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                            EXCHANGE
                                                                       SETTLEMENT         APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY                  DATE           (DEPRECIATION)
-----------------  ----------------- ---------------------------- ----------             --------------
GBP     14,422,619 USD    19,022,569 State Street Bank and Trust          11/01/17         $  132,832
USD      7,362,877 CAD     9,178,689 JP Morgan                            11/01/17            248,166
USD     19,411,240 GBP    14,422,619 State Street Bank and Trust          11/01/17            255,838
USD     28,613,126 JPY 3,219,524,327 State Street Bank and Trust          11/01/17            298,414
USD     34,863,532 EUR    29,602,665 UBS AG                               11/06/17            373,779
USD     13,301,056 HKD   103,760,509 State Street Bank and Trust          11/07/17              1,070
USD        393,277 ILS     1,373,457 Citibank, N.A.                       11/10/17              3,140
USD        395,399 ILS     1,381,535 Bank of America Corp.                11/10/17              2,968
USD      1,358,042 SGD     1,842,700 Citibank, N.A.                       11/22/17              6,032
USD      1,055,436 NOK     8,392,855 Citibank, N.A.                       11/24/17             27,393
USD      7,074,747 CHF     6,938,720 Citibank, N.A.                       11/24/17            110,021
USD      2,223,703 DKK    14,016,147 Citibank, N.A.                       11/28/17             26,484
USD      3,628,826 SEK    29,770,190 Citibank, N.A.                       11/28/17             67,846
USD      7,232,133 CAD     9,284,581 Citibank, N.A.                       12/04/17             33,279
USD     30,113,683 JPY 3,411,138,014 Citibank, N.A.                       12/04/17             74,504
                                                                                           ----------
                                                                    TOTAL APPRECIATION     $1,661,766

CAD      9,178,689 USD     7,147,768 Citibank, N.A.                       11/01/17         $  (33,057)
JPY  3,219,524,327 USD    28,382,608 Citibank, N.A.                       11/01/17            (67,896)
USD     19,719,807 GBP    14,937,790 State Street Bank and Trust          12/04/17           (137,147)
                                                                                           ----------
                                                                    TOTAL (DEPRECIATION)   $ (238,100)

                                                                                           ----------
                                                                    TOTAL APPRECIATION
                                                                    (DEPRECIATION)         $1,423,666
                                                                                           ==========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED


At October 31, 2017, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                        UNREALIZED
                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------              --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)..    186     12/15/17  $22,920,153 $23,926,110   $1,005,957
                                              ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.                      $22,920,153 $23,926,110   $1,005,957
                                              =========== ===========   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ---------- ------- ------------
 Affiliated Investment Companies. $377,676,978         --   --    $377,676,978
 Futures Contracts**.............    1,005,957         --   --       1,005,957
 Forward Currency Contracts**....           -- $1,423,666   --       1,423,666
                                  ------------ ----------   --    ------------
 TOTAL........................... $378,682,935 $1,423,666   --    $380,106,601
                                  ============ ==========   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2017


                          EMERGING MARKETS PORTFOLIO

                                                           VALUE+
                                                       --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company.................... $6,639,920,366
                                                       --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $6,639,920,366
                                                       ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                            VALUE+
                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company..................... $7,251,640,855
                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $7,251,640,855
                                                        ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                           VALUE+
                                                       ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund. $19,424,024,263
                                                       ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $19,424,024,263
                                                       ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (93.6%)
BRAZIL -- (5.7%)
    Ambev SA ADR........................................  14,628,396 $   92,597,747            0.4%
    B3 SA -- Brasil Bolsa Balcao........................   8,383,962     61,252,924            0.2%
    Lojas Renner SA.....................................   5,203,997     54,850,921            0.2%
    Vale SA.............................................  14,689,060    144,138,059            0.5%
    Other Securities....................................              1,236,285,322            4.6%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,589,124,973            5.9%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                384,187,447            1.4%
                                                                     --------------           -----

CHINA -- (16.9%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........   1,045,781    193,354,449            0.7%
*   Baidu, Inc. Sponsored ADR...........................     252,252     61,534,353            0.2%
    Bank of China, Ltd. Class H......................... 150,583,702     75,256,123            0.3%
    China Construction Bank Corp. Class H............... 243,058,302    217,224,844            0.8%
#*  China Evergrande Group..............................  21,853,000     84,294,756            0.3%
    China Mobile, Ltd...................................  10,380,500    104,410,856            0.4%
    China Mobile, Ltd. Sponsored ADR....................   1,997,961    100,797,132            0.4%
    Geely Automobile Holdings, Ltd......................  22,910,000     71,040,931            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 185,963,725    147,964,829            0.6%
    NetEase, Inc. ADR...................................     246,761     69,566,861            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  17,734,000    155,845,305            0.6%
    Tencent Holdings, Ltd...............................  10,436,500    469,069,428            1.7%
    Other Securities....................................              2,969,033,435           10.8%
                                                                     --------------           -----
TOTAL CHINA.............................................              4,719,393,302           17.4%
                                                                     --------------           -----

COLOMBIA -- (0.3%)
    Other Securities....................................                 81,111,002            0.3%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 39,489,146            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 15,066,030            0.1%
                                                                     --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                 64,262,231            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                  1,029,569            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                110,258,213            0.4%
                                                                     --------------           -----

INDIA -- (12.6%)
    HDFC Bank, Ltd......................................   2,994,559     83,742,852            0.3%
    Housing Development Finance Corp., Ltd..............   3,249,255     85,368,228            0.3%
    Infosys, Ltd........................................   4,930,006     70,205,139            0.3%
    Infosys, Ltd. Sponsored ADR.........................   3,708,004     55,063,859            0.2%
    Reliance Industries, Ltd............................   6,640,450     96,871,333            0.4%
    Tata Consultancy Services, Ltd......................   1,703,030     68,894,083            0.3%
    Other Securities....................................              3,063,933,904           11.2%
                                                                     --------------           -----
TOTAL INDIA.............................................              3,524,079,398           13.0%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                              ------      -------     ---------------
INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero Tbk PT................... 63,852,200 $   73,461,929            0.3%
    Other Securities.......................................               668,205,860            2.4%
                                                                       --------------           -----
TOTAL INDONESIA............................................               741,667,789            2.7%
                                                                       --------------           -----

MALAYSIA -- (3.0%)
    Other Securities.......................................               842,530,848            3.1%
                                                                       --------------           -----

MEXICO -- (3.2%)
    America Movil S.A.B. de C.V. Series L ADR..............  3,725,657     63,783,247            0.2%
    Grupo Mexico S.A.B. de C.V. Series B................... 22,506,747     73,196,014            0.3%
    Other Securities.......................................               743,740,479            2.8%
                                                                       --------------           -----
TOTAL MEXICO...............................................               880,719,740            3.3%
                                                                       --------------           -----

PERU -- (0.1%)
    Other Securities.......................................                35,582,200            0.1%
                                                                       --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities.......................................               333,955,307            1.2%
                                                                       --------------           -----

POLAND -- (1.7%)
    Polski Koncern Naftowy Orlen SA........................  2,073,148     73,326,226            0.3%
    Other Securities.......................................               388,337,336            1.4%
                                                                       --------------           -----
TOTAL POLAND...............................................               461,663,562            1.7%
                                                                       --------------           -----

RUSSIA -- (1.2%)
    Sberbank of Russia PJSC Sponsored ADR..................  4,081,901     58,584,296            0.2%
    Other Securities.......................................               276,834,387            1.0%
                                                                       --------------           -----
TOTAL RUSSIA...............................................               335,418,683            1.2%
                                                                       --------------           -----

SOUTH AFRICA -- (6.4%)
#   FirstRand, Ltd......................................... 23,983,632     87,056,556            0.3%
    MTN Group, Ltd......................................... 11,647,989    101,140,736            0.4%
    Naspers, Ltd. Class N..................................    466,930    113,759,319            0.4%
    Sanlam, Ltd............................................ 11,415,653     57,139,481            0.2%
    Standard Bank Group, Ltd...............................  7,859,870     91,271,776            0.3%
    Other Securities.......................................             1,328,940,459            5.0%
                                                                       --------------           -----
TOTAL SOUTH AFRICA.........................................             1,779,308,327            6.6%
                                                                       --------------           -----

SOUTH KOREA -- (16.8%)
    Hyundai Motor Co.......................................    424,645     61,092,239            0.2%
    LG Chem, Ltd...........................................    230,246     83,016,694            0.3%
#   LG Display Co., Ltd....................................  2,416,021     63,204,488            0.3%
    LG Electronics, Inc....................................    892,670     72,669,049            0.3%
    NAVER Corp.............................................     86,601     69,217,753            0.3%
    Samsung Electronics Co., Ltd...........................    472,670  1,165,180,959            4.3%
    SK Holdings Co., Ltd...................................    275,387     71,261,859            0.3%
    SK Hynix, Inc..........................................  3,141,984    231,666,869            0.9%
    Other Securities.......................................             2,865,273,853           10.4%
                                                                       --------------           -----
TOTAL SOUTH KOREA..........................................             4,682,583,763           17.3%
                                                                       --------------           -----

TAIWAN -- (15.0%)
    Hon Hai Precision Industry Co., Ltd.................... 55,950,504    207,964,821            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652    332,649,933            1.3%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  7,888,568    333,923,083            1.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                       SHARES        VALUE++     OF NET ASSETS**
                                       ------        -------     ---------------
TAIWAN -- (Continued)
    Uni-President Enterprises Corp..  27,820,734 $    58,128,746            0.2%
#   United Microelectronics Corp.... 121,286,441      62,596,552            0.3%
    Other Securities................               3,193,803,838           11.6%
                                                 ---------------           -----
TOTAL TAIWAN........................               4,189,066,973           15.5%
                                                 ---------------           -----

THAILAND -- (3.1%)
    PTT PCL.........................   7,202,280      91,058,326            0.4%
    Other Securities................                 778,831,664            2.8%
                                                 ---------------           -----
TOTAL THAILAND......................                 869,889,990            3.2%
                                                 ---------------           -----

TURKEY -- (1.5%)
    Other Securities................                 429,564,026            1.6%
                                                 ---------------           -----
TOTAL COMMON STOCKS.................              26,109,952,519           96.4%
                                                 ---------------           -----

PREFERRED STOCKS -- (2.5%)
BRAZIL -- (2.4%)
    Banco Bradesco SA...............   5,811,393      61,608,263            0.2%
    Banco Bradesco SA ADR...........   9,174,829      96,977,943            0.4%
    Itau Unibanco Holding SA........  11,300,145     145,254,516            0.5%
    Itau Unibanco Holding SA ADR....   6,510,406      83,398,301            0.3%
    Other Securities................                 288,633,479            1.1%
                                                 ---------------           -----
TOTAL BRAZIL........................                 675,872,502            2.5%
                                                 ---------------           -----

CHILE -- (0.0%)
    Other Securities................                   6,392,675            0.0%
                                                 ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities................                  17,824,155            0.1%
                                                 ---------------           -----

INDIA -- (0.0%)
    Other Securities................                      93,942            0.0%
                                                 ---------------           -----
TOTAL PREFERRED STOCKS..............                 700,183,274            2.6%
                                                 ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities................                     319,466            0.0%
                                                 ---------------           -----

CHILE -- (0.0%)
    Other Securities................                     229,439            0.0%
                                                 ---------------           -----

HONG KONG -- (0.0%)
    Other Securities................                      13,097            0.0%
                                                 ---------------           -----

INDIA -- (0.0%)
    Other Securities................                     196,427            0.0%
                                                 ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities................                     308,658            0.0%
                                                 ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities................                     741,575            0.0%
                                                 ---------------           -----

TAIWAN -- (0.0%)
    Other Securities................                     321,576            0.0%
                                                 ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                        SHARES       VALUE++     OF NET ASSETS**
                                        ------       -------     ---------------
THAILAND -- (0.0%)
      Other Securities...............            $     1,403,838            0.0%
                                                 ---------------          ------
TOTAL RIGHTS/WARRANTS................                  3,534,076            0.0%
                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES..........             26,813,669,869
                                                 ---------------

                                                     VALUE+
                                          -          ------             -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund. 95,284,755   1,102,539,901            4.1%
                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $22,498,736,533)......................   $27,916,209,770          103.1%
                                                 ===============          ======

At October 31, 2017, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                 UNREALIZED
                                NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                     --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).     650    12/15/17  $ 35,843,318 $ 36,536,500   $  693,182
S&P 500 Emini Index(R).........   1,520    12/15/17   190,331,570  195,525,200    5,193,630
                                                     ------------ ------------   ----------
TOTAL FUTURES CONTRACTS........                      $226,174,888 $232,061,700   $5,886,812
                                                     ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ----------------------------------------------------
                          LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                       -------------- -------------- ------- --------------
     Common Stocks
       Brazil......... $1,589,124,973             --   --    $1,589,124,973
       Chile..........    123,911,756 $  260,275,691   --       384,187,447
       China..........    723,633,887  3,995,759,415   --     4,719,393,302
       Colombia.......     81,111,002             --   --        81,111,002
       Czech Republic.             --     39,489,146   --        39,489,146
       Egypt..........      1,044,891     14,021,139   --        15,066,030
       Greece.........             --     64,262,231   --        64,262,231
       Hong Kong......             --      1,029,569   --         1,029,569
       Hungary........        313,997    109,944,216   --       110,258,213
       India..........    129,418,803  3,394,660,595   --     3,524,079,398
       Indonesia......     27,425,328    714,242,461   --       741,667,789
       Malaysia.......         21,165    842,509,683   --       842,530,848
       Mexico.........    880,357,545        362,195   --       880,719,740
       Peru...........     35,582,200             --   --        35,582,200
       Philippines....      6,964,420    326,990,887   --       333,955,307
       Poland.........             --    461,663,562   --       461,663,562
       Russia.........     54,262,921    281,155,762   --       335,418,683
       South Africa...    124,913,964  1,654,394,363   --     1,779,308,327
       South Korea....    108,415,293  4,574,168,470   --     4,682,583,763
       Taiwan.........    363,360,049  3,825,706,924   --     4,189,066,973
       Thailand.......    868,992,448        897,542   --       869,889,990
       Turkey.........      2,737,439    426,826,587   --       429,564,026
     Preferred Stocks
       Brazil.........    675,872,502             --   --       675,872,502
       Chile..........             --      6,392,675   --         6,392,675

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
  Colombia.................... $   17,824,155              --   --    $    17,824,155
  India.......................         93,942              --   --             93,942
Rights/Warrants
  Brazil......................             -- $       319,466   --            319,466
  Chile.......................             --         229,439   --            229,439
  Hong Kong...................             --          13,097   --             13,097
  India.......................             --         196,427   --            196,427
  Malaysia....................             --         308,658   --            308,658
  South Korea.................             --         741,575   --            741,575
  Taiwan......................             --         321,576   --            321,576
  Thailand....................             --       1,403,838   --          1,403,838
Securities Lending Collateral.             --   1,102,539,901   --      1,102,539,901
Futures Contracts**...........      5,886,812              --   --          5,886,812
                               -------------- ---------------   --    ---------------
TOTAL......................... $5,821,269,492 $22,100,827,090   --    $27,922,096,582
                               ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                              ENHANCED U.S.
                                                                                  LARGE      U.S. LARGE CAP
                                                                                 COMPANY         EQUITY      U.S. LARGE CAP
                                                                                PORTFOLIO      PORTFOLIO*    VALUE PORTFOLIO
                                                                              -------------- --------------  ---------------
ASSETS:
Investments in Affiliated Investment Company at Value........................             --             --  $   23,733,612
Investments at Value (including $2,966, $50,486, $0 and $2,500,462 of
 securities on loan, respectively)........................................... $      316,371 $    1,211,268              --
Temporary Cash Investments at Value & Cost...................................             --          2,908              --
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $3,028, $41,253, $0 and $1,670,743).................................          3,027         41,253              --
Segregated Cash for Futures Contracts........................................             --             --              --
Cash.........................................................................          6,535             --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold...................             --             --              --
  Dividends, Interest and Tax Reclaims.......................................          1,836          1,013              --
  Securities Lending Income..................................................             --             20              --
  Fund Shares Sold...........................................................            645          1,175          13,412
  Futures Margin Variation...................................................            551             --              --
Unrealized Gain on Forward Currency Contracts................................            896             --              --
Prepaid Expenses and Other Assets............................................             14             19             157
                                                                              -------------- --------------  --------------
    Total Assets.............................................................        329,875      1,257,656      23,747,181
                                                                              -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................          3,026         41,253              --
  Investment Securities/Affiliated Investment Company Purchased..............          4,208             --              --
  Fund Shares Redeemed.......................................................            234          3,275          10,149
  Due to Advisor.............................................................             25            153           3,004
Accrued Expenses and Other Liabilities.......................................             35             92           1,157
                                                                              -------------- --------------  --------------
    Total Liabilities........................................................          7,528         44,773          14,310
                                                                              -------------- --------------  --------------
NET ASSETS................................................................... $      322,347 $    1,212,883  $   23,732,871
                                                                              ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $54,960 and
 shares outstanding of 0; 0; 0 and 2,185,248, respectively...................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and $156,809 and
 shares outstanding of 0; 0; 0 and 6,265,096, respectively...................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
Institutional Class Shares -- based on net assets of $322,347;
 $1,212,883; $23,732,871 and $10,528,662 and shares outstanding of
 22,169,160; 76,128,473; 610,976,492 and 418,508,551, respectively........... $        14.54 $        15.93  $        38.84
                                                                              ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................  1,000,000,000  1,000,000,000   4,000,000,000
                                                                              ============== ==============  ==============
Investments at Cost.......................................................... $      317,425 $      957,004  $          N/A
                                                                              ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $      272,774 $      968,346  $   15,328,839
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................            877          1,207          22,596
Accumulated Net Realized Gain (Loss).........................................         34,336        (10,934)      1,121,548
Net Unrealized Foreign Exchange Gain (Loss)..................................            887             --              --
Net Unrealized Appreciation (Depreciation)...................................         13,473        254,264       7,259,888
                                                                              -------------- --------------  --------------
NET ASSETS................................................................... $      322,347 $    1,212,883  $   23,732,871
                                                                              ============== ==============  ==============


                                                                               U.S. TARGETED
                                                                              VALUE PORTFOLIO*
                                                                              ----------------
ASSETS:
Investments in Affiliated Investment Company at Value........................              --
Investments at Value (including $2,966, $50,486, $0 and $2,500,462 of
 securities on loan, respectively)...........................................  $   10,638,366
Temporary Cash Investments at Value & Cost...................................         134,565
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $3,028, $41,253, $0 and $1,670,743).................................       1,670,768
Segregated Cash for Futures Contracts........................................           3,380
Cash.........................................................................              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold...................           2,714
  Dividends, Interest and Tax Reclaims.......................................           3,299
  Securities Lending Income..................................................             885
  Fund Shares Sold...........................................................           5,588
  Futures Margin Variation...................................................             165
Unrealized Gain on Forward Currency Contracts................................              --
Prepaid Expenses and Other Assets............................................              94
                                                                               --------------
    Total Assets.............................................................      12,459,824
                                                                               --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................       1,670,734
  Investment Securities/Affiliated Investment Company Purchased..............          37,907
  Fund Shares Redeemed.......................................................           6,726
  Due to Advisor.............................................................           3,150
Accrued Expenses and Other Liabilities.......................................             876
                                                                               --------------
    Total Liabilities........................................................       1,719,393
                                                                               --------------
NET ASSETS...................................................................  $   10,740,431
                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $54,960 and
 shares outstanding of 0; 0; 0 and 2,185,248, respectively...................  $        25.15
                                                                               ==============
NUMBER OF SHARES AUTHORIZED..................................................     200,000,000
                                                                               ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and $156,809 and
 shares outstanding of 0; 0; 0 and 6,265,096, respectively...................  $        25.03
                                                                               ==============
NUMBER OF SHARES AUTHORIZED..................................................     200,000,000
                                                                               ==============
Institutional Class Shares -- based on net assets of $322,347;
 $1,212,883; $23,732,871 and $10,528,662 and shares outstanding of
 22,169,160; 76,128,473; 610,976,492 and 418,508,551, respectively...........  $        25.16
                                                                               ==============
NUMBER OF SHARES AUTHORIZED..................................................   1,500,000,000
                                                                               ==============
Investments at Cost..........................................................  $    8,412,198
                                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital..............................................................  $    8,074,164
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          (1,394)
Accumulated Net Realized Gain (Loss).........................................         440,547
Net Unrealized Foreign Exchange Gain (Loss)..................................              --
Net Unrealized Appreciation (Depreciation)...................................       2,227,114
                                                                               --------------
NET ASSETS...................................................................  $   10,740,431
                                                                               ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE     U.S. VECTOR
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                             ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,660,425, $3,053,767,
 $3,746,625 and $925,052 of securities on loan,
 respectively)..............................................  $   15,011,098  $   20,571,595 $   22,310,986 $    4,722,048
Temporary Cash Investments at Value & Cost..................         151,577         204,056        208,473          3,720
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $1,834,225, $1,640,829,
 $2,269,835 and $572,177)...................................       1,834,294       1,640,846      2,269,877        572,203
Segregated Cash for Futures Contracts.......................           4,815           5,603          6,233            651
Cash........................................................              --               4              4              1
Receivables:
  Investment Securities Sold................................          25,256              24          2,792             71
  Dividends, Interest and Tax Reclaims......................           3,063          14,674         15,400          2,730
  Securities Lending Income.................................             860             864          1,142            296
  Fund Shares Sold..........................................           7,562          10,358         11,862          2,923
  Futures Margin Variation..................................             235             274            305             --
Prepaid Expenses and Other Assets...........................             132             162            182             39
                                                              --------------  -------------- -------------- --------------
     Total Assets...........................................      17,038,892      22,448,460     24,827,256      5,304,682
                                                              --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................       1,834,140       1,640,787      2,291,288        572,168
  Investment Securities Purchased...........................          23,549          31,997          5,015          4,271
  Fund Shares Redeemed......................................           7,703           8,539         10,148          2,680
  Due to Advisor............................................           6,435           2,958          3,797          1,205
Accrued Expenses and Other Liabilities......................           1,198           1,437          1,590            355
                                                              --------------  -------------- -------------- --------------
     Total Liabilities......................................       1,873,025       1,685,718      2,311,838        580,679
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   15,165,867  $   20,762,742 $   22,515,418 $    4,724,003
                                                              ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $15,165,867; $20,762,742; $22,515,418 and $4,724,003
 and shares outstanding of 388,141,516; 943,257,894;
 1,077,039,477 and 246,598,947, respectively................  $        39.07  $        22.01 $        20.90 $        19.16
                                                              ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                              ==============  ============== ============== ==============
Investments at Cost.........................................  $   10,648,767  $   13,596,675 $   14,378,682 $    3,120,443
                                                              ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   10,134,408  $   13,654,577 $   14,349,380 $    2,956,701
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          (5,694)         14,490         15,587            426
Accumulated Net Realized Gain (Loss)........................         669,385         111,896        210,487        165,238
Net Unrealized Appreciation (Depreciation)..................       4,367,768       6,981,779      7,939,964      1,601,638
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   15,165,867  $   20,762,742 $   22,515,418 $    4,724,003
                                                              ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                               U.S. HIGH      DFA REAL
                                                                                               RELATIVE        ESTATE
                                                             U.S. SMALL CAP  U.S. MICRO CAP  PROFITABILITY   SECURITIES
                                                               PORTFOLIO*      PORTFOLIO*     PORTFOLIO*     PORTFOLIO*
                                                             --------------  --------------  ------------- --------------
ASSETS:
Investments at Value (including $4,869,294, $1,331,061,
 $8,734, $595,127 and $293,334 of securities on loan,
 respectively).............................................. $   16,747,848  $    6,254,989  $    139,892  $    8,181,673
Temporary Cash Investments at Value & Cost..................        198,010          42,497         1,715          67,568
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $3,582,626, $1,087,233,
 $8,013, $416,951 and $273,733).............................      3,582,679       1,087,256         8,012         416,958
Segregated Cash for Futures Contracts.......................          5,018           1,350            --           2,228
Foreign Currencies at Value.................................             --              --            --              --
Cash........................................................             11               3            --              --
Receivables:
  Investment Securities Sold................................         22,709           8,130            --              --
  Dividends, Interest and Tax Reclaims......................          3,947           1,812           123           6,416
  Securities Lending Income.................................          1,807             704             2              87
  Fund Shares Sold..........................................          9,153           2,814           630          31,996
  From Advisor..............................................             --              --             1              --
  Futures Margin Variation..................................            245              66            --             109
Deferred Offering Costs.....................................             --              --            20              --
Prepaid Expenses and Other Assets...........................             77              49            58              69
                                                             --------------  --------------  ------------  --------------
    Total Assets............................................     20,571,504       7,399,670       150,453       8,707,104
                                                             --------------  --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      3,582,638       1,087,214         8,013         417,012
  Investment Securities Purchased...........................         40,892             502         1,330           3,275
  Fund Shares Redeemed......................................          9,964           2,030            11           3,847
  Due to Advisor............................................          5,009           2,683            --           1,084
Accrued Expenses and Other Liabilities......................          1,214             511            26             710
                                                             --------------  --------------  ------------  --------------
    Total Liabilities.......................................      3,639,717       1,092,940         9,380         425,928
                                                             --------------  --------------  ------------  --------------
NET ASSETS.................................................. $   16,931,787  $    6,306,730  $    141,073  $    8,281,176
                                                             ==============  ==============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $16,931,787; $6,306,730; $141,073; $8,281,176 and
 $4,723,090 and shares outstanding of 464,162,859;
 277,082,473; 12,903,817; 236,686,972 and
 200,810,431, respectively.................................. $        36.48  $        22.76  $      10.93  $        34.99
                                                             ==============  ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   3,000,000,000   500,000,000   1,700,000,000
                                                             ==============  ==============  ============  ==============
Investments at Cost......................................... $   12,272,121  $    3,849,521  $    130,372  $    5,893,150
                                                             ==============  ==============  ============  ==============
Foreign Currencies at Cost.................................. $           --  $           --  $         --  $           --
                                                             ==============  ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   11,871,817  $    3,627,183  $    131,775  $    6,003,624
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         (1,236)           (401)          131          46,634
Accumulated Net Realized Gain (Loss)........................        579,554         273,512          (352)        (59,970)
Net Unrealized Foreign Exchange Gain (Loss).................             --              --            --              --
Net Unrealized Appreciation (Depreciation)..................      4,481,652       2,406,436         9,519       2,290,888
                                                             --------------  --------------  ------------  --------------
NET ASSETS.................................................. $   16,931,787  $    6,306,730  $    141,073  $    8,281,176
                                                             ==============  ==============  ============  ==============

                                                                LARGE CAP
                                                              INTERNATIONAL
                                                               PORTFOLIO*
                                                             --------------
ASSETS:
Investments at Value (including $4,869,294, $1,331,061,
 $8,734, $595,127 and $293,334 of securities on loan,
 respectively).............................................. $    4,637,260
Temporary Cash Investments at Value & Cost..................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $3,582,626, $1,087,233,
 $8,013, $416,951 and $273,733).............................        273,686
Segregated Cash for Futures Contracts.......................          1,656
Foreign Currencies at Value.................................         21,074
Cash........................................................         36,151
Receivables:
  Investment Securities Sold................................         23,178
  Dividends, Interest and Tax Reclaims......................         12,920
  Securities Lending Income.................................            211
  Fund Shares Sold..........................................          1,942
  From Advisor..............................................             --
  Futures Margin Variation..................................             98
Deferred Offering Costs.....................................             --
Prepaid Expenses and Other Assets...........................             34
                                                             --------------
    Total Assets............................................      5,008,210
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        273,671
  Investment Securities Purchased...........................          8,324
  Fund Shares Redeemed......................................          1,979
  Due to Advisor............................................            757
Accrued Expenses and Other Liabilities......................            389
                                                             --------------
    Total Liabilities.......................................        285,120
                                                             --------------
NET ASSETS.................................................. $    4,723,090
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $16,931,787; $6,306,730; $141,073; $8,281,176 and
 $4,723,090 and shares outstanding of 464,162,859;
 277,082,473; 12,903,817; 236,686,972 and
 200,810,431, respectively.................................. $        23.52
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments at Cost......................................... $    3,795,239
                                                             ==============
Foreign Currencies at Cost.................................. $       21,479
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    3,913,637
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         12,323
Accumulated Net Realized Gain (Loss)........................        (45,456)
Net Unrealized Foreign Exchange Gain (Loss).................             (2)
Net Unrealized Appreciation (Depreciation)..................        842,588
                                                             --------------
NET ASSETS.................................................. $    4,723,090
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                              INTERNATIONAL
                                                              INTERNATIONAL       SMALL      GLOBAL SMALL JAPANESE SMALL
                                                               CORE EQUITY       COMPANY       COMPANY       COMPANY
                                                               PORTFOLIO*       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                             --------------  --------------  ------------ --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $   13,349,739  $     15,002 $      648,221
Investments at Value (including $1,768,408, $0, $0, $0
 and $0 of securities on loan, respectively)................ $   25,143,347              --            --             --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $1,710,819, $0, $0, $0 and
 $0)........................................................      1,710,859              --            --             --
Segregated Cash for Futures Contracts.......................          7,425           3,983            --             --
Foreign Currencies at Value.................................         15,298              --            --             --
Cash........................................................        253,828         144,705            --             --
Receivables:
  Investment Securities Sold................................         47,988              --            --             --
  Dividends, Interest and Tax Reclaims......................         65,953              --            --             --
  Securities Lending Income.................................          2,643              --            --             --
  Fund Shares Sold..........................................         20,214           5,341            14             17
  From Advisor..............................................             --              --             2             --
  Futures Margin Variation..................................            363             195            --             --
Unrealized Gain on Foreign Currency Contracts...............             19              --            --             --
Deferred Offering Costs.....................................             --              --             7             --
Prepaid Expenses and Other Assets...........................            222              31             7              9
                                                             --------------  --------------  ------------ --------------
    Total Assets............................................     27,268,159      13,503,994        15,032        648,247
                                                             --------------  --------------  ------------ --------------
LIABILITIES:
Payables:
  Due to Custodian..........................................             --              --             5             --
  Upon Return of Securities Loaned..........................      1,710,786              --            --             --
  Investment Securities Purchased...........................         67,656              --            --             --
  Fund Shares Redeemed......................................         38,520           8,469            --             32
  Due to Advisor............................................          5,314           4,543            --            215
Unrealized Loss on Foreign Currency Contracts...............              5              --            --             --
Accrued Expenses and Other Liabilities......................          1,910             692             6             22
                                                             --------------  --------------  ------------ --------------
    Total Liabilities.......................................      1,824,191          13,704            11            269
                                                             --------------  --------------  ------------ --------------
NET ASSETS.................................................. $   25,443,968  $   13,490,290  $     15,021 $      647,978
                                                             ==============  ==============  ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $25,443,968; $13,490,290; $15,021; $647,978 and
 $332,153 and shares outstanding of 1,787,844,209;
 626,740,788; 1,302,286; 22,685,406 and 14,006,775,
 respectively............................................... $        14.23  $        21.52  $      11.53 $        28.56
                                                             ==============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED.................................  7,000,000,000   3,000,000,000   100,000,000  1,000,000,000
                                                             ==============  ==============  ============ ==============
Investments at Cost......................................... $   20,323,385             N/A        13,706            N/A
                                                             ==============  ==============  ============ ==============
Foreign Currencies at Cost.................................. $       15,371  $           --  $         -- $           --
                                                             ==============  ==============  ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   20,888,194  $   10,201,607  $     13,491 $      482,980
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         57,179          19,361           143          1,122
Accumulated Net Realized Gain (Loss)........................       (330,170)        385,659            91         (6,437)
Net Unrealized Foreign Exchange Gain (Loss).................           (120)           (195)           --            (69)
Net Unrealized Appreciation (Depreciation)..................      4,828,885       2,883,858         1,296        170,382
                                                             --------------  --------------  ------------ --------------
NET ASSETS.................................................. $   25,443,968  $   13,490,290  $     15,021 $      647,978
                                                             ==============  ==============  ============ ==============

                                                              ASIA PACIFIC
                                                                 SMALL
                                                                COMPANY
                                                               PORTFOLIO
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $      332,221
Investments at Value (including $1,768,408, $0, $0, $0
 and $0 of securities on loan, respectively)................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $1,710,819, $0, $0, $0 and
 $0)........................................................             --
Segregated Cash for Futures Contracts.......................             --
Foreign Currencies at Value.................................             --
Cash........................................................             --
Receivables:
  Investment Securities Sold................................             --
  Dividends, Interest and Tax Reclaims......................             --
  Securities Lending Income.................................             --
  Fund Shares Sold..........................................             61
  From Advisor..............................................             --
  Futures Margin Variation..................................             --
Unrealized Gain on Foreign Currency Contracts...............             --
Deferred Offering Costs.....................................             --
Prepaid Expenses and Other Assets...........................              8
                                                             --------------
    Total Assets............................................        332,290
                                                             --------------
LIABILITIES:
Payables:
  Due to Custodian..........................................             --
  Upon Return of Securities Loaned..........................             --
  Investment Securities Purchased...........................             --
  Fund Shares Redeemed......................................             13
  Due to Advisor............................................            107
Unrealized Loss on Foreign Currency Contracts...............             --
Accrued Expenses and Other Liabilities......................             17
                                                             --------------
    Total Liabilities.......................................            137
                                                             --------------
NET ASSETS.................................................. $      332,153
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $25,443,968; $13,490,290; $15,021; $647,978 and
 $332,153 and shares outstanding of 1,787,844,209;
 626,740,788; 1,302,286; 22,685,406 and 14,006,775,
 respectively............................................... $        23.71
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000
                                                             ==============
Investments at Cost.........................................            N/A
                                                             ==============
Foreign Currencies at Cost.................................. $           --
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      321,610
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          1,817
Accumulated Net Realized Gain (Loss)........................         (4,995)
Net Unrealized Foreign Exchange Gain (Loss).................             (1)
Net Unrealized Appreciation (Depreciation)..................         13,722
                                                             --------------
NET ASSETS.................................................. $      332,153
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                 DFA
                                                                UNITED       CONTINENTAL    INTERNATIONAL    DFA GLOBAL
                                                             KINGDOM SMALL      SMALL        REAL ESTATE     REAL ESTATE
                                                                COMPANY        COMPANY       SECURITIES      SECURITIES
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO*       PORTFOLIO
                                                             -------------- -------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $       45,202 $      592,216             --  $    3,951,863
Investments at Value (including $0, $0, $178,984,
 $104,674 and $893,620 of securities on loan,
 respectively)..............................................             --             -- $    5,418,167       2,793,668
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $185,605, $107,849
 and $909,975)..............................................             --             --        185,600         107,840
Segregated Cash for Futures Contracts.......................             --             --          1,350              --
Foreign Currencies at Value.................................             --             --          4,224              --
Cash........................................................             --             --         49,511          15,509
Receivables:................................................
  Investment Securities/Affiliated Investment Company
   Sold.....................................................             --             --             --              --
  Dividends, Interest and Tax Reclaims......................             --             --         18,692           2,080
  Securities Lending Income.................................             --             --            227              23
  Fund Shares Sold..........................................             --            447         13,571           4,789
  Futures Margin Variation..................................             --             --             66              --
Unrealized Gain on Foreign Currency Contracts...............             --             --             --              --
Prepaid Expenses and Other Assets...........................              8             41             64              79
                                                             -------------- -------------- --------------  --------------
    Total Assets............................................         45,210        592,704      5,691,472       6,875,851
                                                             -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................             --             --        185,579         107,832
  Investment Securities/Affiliated Investment Company
   Purchased................................................             --             --          5,509          10,501
  Fund Shares Redeemed......................................             12            121            986           2,961
  Due to Advisor............................................             16            199          1,159             247
Unrealized Loss on Foreign Currency Contracts...............             --             --             --              --
Accrued Expenses and Other Liabilities......................              5             37            486             528
                                                             -------------- -------------- --------------  --------------
    Total Liabilities.......................................             33            357        193,719         122,069
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       45,177 $      592,347 $    5,497,753  $    6,753,782
                                                             ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $45,177; $592,347; $5,497,753; $6,753,782 and
 $16,162,471 and shares outstanding of 1,382,937;
 20,976,865; 1,084,513,824; 619,561,294 and
 687,391,680, respectively.................................. $        32.67 $        28.24 $         5.07  $        10.90
                                                             ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000
                                                             ============== ============== ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.......................................................             NA             NA $           --  $    3,318,854
                                                             ============== ============== ==============  ==============
Investments at Cost.........................................            N/A            N/A $    5,225,907  $    2,691,335
                                                             ============== ============== ==============  ==============
Foreign Currencies at Cost.................................. $           -- $           -- $        4,190             N/A
                                                             ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $       33,754 $      455,352 $    5,809,593  $    5,963,298
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................             33            238       (280,250)         59,540
Accumulated Net Realized Gain (Loss)........................          1,435          4,065       (224,226)         (4,389)
Net Unrealized Foreign Exchange Gain (Loss).................              6            137           (110)             --
Net Unrealized Appreciation (Depreciation)..................          9,949        132,555        192,746         735,333
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       45,177 $      592,347 $    5,497,753  $    6,753,782
                                                             ============== ============== ==============  ==============

                                                                   DFA
                                                              INTERNATIONAL
                                                                SMALL CAP
                                                             VALUE PORTFOLIO*
                                                             ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................              --
Investments at Value (including $0, $0, $178,984,
 $104,674 and $893,620 of securities on loan,
 respectively)..............................................  $   15,921,334
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $185,605, $107,849
 and $909,975)..............................................         910,021
Segregated Cash for Futures Contracts.......................           4,901
Foreign Currencies at Value.................................          85,516
Cash........................................................          84,212
Receivables:................................................
  Investment Securities/Affiliated Investment Company
   Sold.....................................................          21,019
  Dividends, Interest and Tax Reclaims......................          45,301
  Securities Lending Income.................................           1,894
  Fund Shares Sold..........................................          26,337
  Futures Margin Variation..................................             240
Unrealized Gain on Foreign Currency Contracts...............               9
Prepaid Expenses and Other Assets...........................              86
                                                              --------------
    Total Assets............................................      17,100,870
                                                              --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         909,933
  Investment Securities/Affiliated Investment Company
   Purchased................................................          12,964
  Fund Shares Redeemed......................................           5,436
  Due to Advisor............................................           8,848
Unrealized Loss on Foreign Currency Contracts...............               2
Accrued Expenses and Other Liabilities......................           1,216
                                                              --------------
    Total Liabilities.......................................         938,399
                                                              --------------
NET ASSETS..................................................  $   16,162,471
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $45,177; $592,347; $5,497,753; $6,753,782 and
 $16,162,471 and shares outstanding of 1,382,937;
 20,976,865; 1,084,513,824; 619,561,294 and
 687,391,680, respectively..................................  $        23.51
                                                              ==============
NUMBER OF SHARES AUTHORIZED.................................   4,600,000,000
                                                              ==============
Investments in Affiliated Investment Companies at
 Cost.......................................................  $           --
                                                              ==============
Investments at Cost.........................................  $   12,248,003
                                                              ==============
Foreign Currencies at Cost..................................  $       87,004
                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   11,951,834
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          41,552
Accumulated Net Realized Gain (Loss)........................         491,293
Net Unrealized Foreign Exchange Gain (Loss).................             (74)
Net Unrealized Appreciation (Depreciation)..................       3,677,866
                                                              --------------
NET ASSETS..................................................  $   16,162,471
                                                              ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             INTERNATIONAL
                                                              INTERNATIONAL  HIGH RELATIVE                 WORLD EX U.S.
                                                              VECTOR EQUITY  PROFITABILITY  WORLD EX U.S.  TARGETED VALUE
                                                               PORTFOLIO*      PORTFOLIO   VALUE PORTFOLIO   PORTFOLIO*
                                                             --------------  ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --            --  $      246,556              --
Investments at Value (including $171,197, $1,870, $0 and
 $10,001 of securities on loan, respectively)............... $    2,506,154  $     67,289              --  $      462,974
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $169,217, $1,943, $0 and
 $7,173)....................................................        169,224         1,943              --           7,173
Foreign Currencies at Value.................................          3,754            31              --           1,334
Cash........................................................         24,751           890              59           1,601
Receivables:
  Investment Securities Sold................................            667            --              --             331
  Dividends, Interest and Tax Reclaims......................          6,521           137              --             977
  Securities Lending Income.................................            334            --              --              35
  Fund Shares Sold..........................................          1,626           245               4           1,480
  From Advisor..............................................             --             5              --              --
Unrealized Gain on Foreign Currency Contracts...............             --            --              --               1
Deferred Offering Costs.....................................             --            19              --              --
Prepaid Expenses and Other Assets...........................             39            35              14              24
                                                             --------------  ------------  --------------  --------------
     Total Assets...........................................      2,713,070        70,594         246,633         475,930
                                                             --------------  ------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        169,213         1,943              --           7,173
  Investment Securities Purchased...........................         11,125           818              --           1,873
  Fund Shares Redeemed......................................          1,710             3               6             101
  Due to Advisor............................................            949            --              66             227
Unrealized Loss on Foreign Currency Contracts...............             --            --              --               1
Accrued Expenses and Other Liabilities......................            221            37              10              51
                                                             --------------  ------------  --------------  --------------
     Total Liabilities......................................        183,218         2,801              82           9,426
                                                             --------------  ------------  --------------  --------------
NET ASSETS.................................................. $    2,529,852  $     67,793  $      246,551  $      466,504
                                                             ==============  ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $2,529,852; $67,793; $246,551 and $466,504 and shares
 outstanding of 189,731,403; 6,349,132; 19,402,233 and
 30,982,628, respectively................................... $        13.33  $      10.68  $        12.71  $        15.06
                                                             ==============  ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   500,000,000   1,000,000,000   1,000,000,000
                                                             ==============  ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           --  $         --  $      205,212  $           --
                                                             ==============  ============  ==============  ==============
Investments at Cost......................................... $    1,954,029  $     63,569             N/A  $      383,699
                                                             ==============  ============  ==============  ==============
Foreign Currencies at Cost.................................. $        3,782  $         31  $           --  $        1,338
                                                             ==============  ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,964,734  $     64,165  $      204,014  $      377,807
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          4,130           146           2,027           1,206
Accumulated Net Realized Gain (Loss)........................          8,900          (237)           (799)          8,223
Net Unrealized Foreign Exchange Gain (Loss).................            (16)           (1)            (35)             (3)
Net Unrealized Appreciation (Depreciation)..................        552,104         3,720          41,344          79,271
                                                             --------------  ------------  --------------  --------------
NET ASSETS.................................................. $    2,529,852  $     67,793  $      246,551  $      466,504
                                                             ==============  ============  ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                    SELECTIVELY
                                                                    WORLD EX U.S.    WORLD CORE    HEDGED GLOBAL     EMERGING
                                                                     CORE EQUITY       EQUITY         EQUITY          MARKETS
                                                                     PORTFOLIO*      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------  --------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........             --  $      546,343  $      377,677 $    6,639,920
Investments at Value (including $174,146, $0, $0 and $0 of
 securities on loan, respectively)................................ $    2,796,345              --              --             --
Temporary Cash Investments at Value & Cost........................             --             297              --             --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $158,021, $0, $0 and $0)......................        158,025              --              --             --
Segregated Cash for Futures Contracts.............................             --              --             837             --
Foreign Currencies at Value.......................................          1,996              --              --             --
Cash..............................................................          8,847              --          22,379             --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......            443              --              --             --
  Dividends, Interest and Tax Reclaims............................          5,655               1              --             --
  Securities Lending Income.......................................            338              --              --             --
  Fund Shares Sold................................................          1,707             330              98          1,947
  Futures Margin Variation........................................             --              --              41             --
Unrealized Gain on Forward Currency Contracts.....................             --              --           1,662             --
Prepaid Expenses and Other Assets.................................             38              21              26             32
                                                                   --------------  --------------  -------------- --------------
    Total Assets..................................................      2,973,394         546,992         402,720      6,641,899
                                                                   --------------  --------------  -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................        158,024              --              --             --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................          7,940              --              --             --
  Fund Shares Redeemed............................................          1,133              59             246          6,892
  Due to Advisor..................................................            623              19              14          1,775
Unrealized Loss on Forward Currency Contracts.....................             --              --             238             --
Accrued Expenses and Other Liabilities............................            307              23              18            318
                                                                   --------------  --------------  -------------- --------------
    Total Liabilities.............................................        168,027             101             516          8,985
                                                                   --------------  --------------  -------------- --------------
NET ASSETS........................................................ $    2,805,367  $      546,891  $      402,204 $    6,632,914
                                                                   ==============  ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $2,805,367;
 $546,891; $402,204 and $6,632,914 and shares outstanding of
 230,821,829; 34,052,333; 24,344,421 and 224,470,243,
 respectively..................................................... $        12.15  $        16.06  $        16.52 $        29.55
                                                                   ==============  ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000   1,000,000,000   1,000,000,000  1,500,000,000
                                                                   ==============  ==============  ============== ==============
Investments in Affiliated Investment Companies at Cost............ $           --  $      453,524  $      299,834             NA
                                                                   ==============  ==============  ============== ==============
Investments at Cost............................................... $    2,360,956  $           --             N/A            N/A
                                                                   ==============  ==============  ============== ==============
Foreign Currencies at Cost........................................ $        2,007  $           --             N/A             --
                                                                   ==============  ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    2,371,089  $      457,490  $      318,081 $    4,679,111
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          4,361              (4)          2,600         (2,493)
Accumulated Net Realized Gain (Loss)..............................         (5,454)         (3,414)          1,245       (223,809)
Net Unrealized Foreign Exchange Gain (Loss).......................            (11)             --           1,424            (11)
Net Unrealized Appreciation (Depreciation)........................        435,382          92,819          78,854      2,180,116
                                                                   --------------  --------------  -------------- --------------
NET ASSETS........................................................ $    2,805,367  $      546,891  $      402,204 $    6,632,914
                                                                   ==============  ==============  ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                                 EMERGING
                                                                                 EMERGING        EMERGING      MARKETS CORE
                                                                               MARKETS SMALL   MARKETS VALUE      EQUITY
                                                                               CAP PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                                              --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................... $    7,251,641  $   19,424,024              --
Investments at Value (including $0, $0 and $1,915,236 of securities on
 loan, respectively).........................................................             --              --  $   26,813,670
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $0, $0 and $1,102,479)..............................................             --              --       1,102,540
Segregated Cash for Futures Contracts........................................             --              --           8,205
Foreign Currencies at Value..................................................             --              --         162,424
Cash.........................................................................             --              --         110,184
Receivables:
  Investment Securities Sold.................................................             --              --          12,265
  Dividends, Interest and Tax Reclaims.......................................             --              --          18,846
  Securities Lending Income..................................................             --              --           5,857
  Fund Shares Sold...........................................................          3,050           5,533          15,748
  Futures Margin Variation...................................................             --              --             650
Prepaid Expenses and Other Assets............................................             22              56             202
                                                                              --------------  --------------  --------------
     Total Assets............................................................      7,254,713      19,429,613      28,250,591
                                                                              --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................             --              --       1,102,477
  Investment Securities Purchased............................................             --              --          22,607
  Fund Shares Redeemed.......................................................          1,924           7,800          27,236
  Due to Advisor.............................................................          2,742           6,554          10,013
Unrealized Loss on Foreign Currency Contracts................................             --              --               6
Accrued Expenses and Other Liabilities.......................................            330             831           2,530
                                                                              --------------  --------------  --------------
     Total Liabilities.......................................................          4,996          15,185       1,164,869
                                                                              --------------  --------------  --------------
NET ASSETS................................................................... $    7,249,717  $   19,414,428  $   27,085,722
                                                                              ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $0; $31,198 and $0 and
 shares outstanding of 0; 1,035,424 and 0, respectively......................            N/A  $        30.13             N/A
                                                                              ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................            N/A     200,000,000             N/A
                                                                              ==============  ==============  ==============
Institutional Class Shares -- based on net assets of $7,249,717;
 $19,383,230 and $27,085,722 and shares outstanding of 308,622,963;
 639,311,796 and 1,210,395,942, respectively................................. $        23.49  $        30.32  $        22.38
                                                                              ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................  1,500,000,000   3,000,000,000   5,000,000,000
                                                                              ==============  ==============  ==============
Investments at Cost..........................................................            N/A             N/A  $   21,396,257
                                                                              ==============  ==============  ==============
Foreign Currencies at Cost................................................... $           --  $           --  $      162,313
                                                                              ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $    5,962,119  $   18,082,872  $   22,493,980
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          6,969           6,372           6,324
Accumulated Net Realized Gain (Loss).........................................        159,078      (1,334,675)       (837,989)
Net Unrealized Foreign Exchange Gain (Loss)..................................            (80)            159            (109)
Net Unrealized Appreciation (Depreciation)...................................      1,121,631       2,659,700       5,423,516
                                                                              --------------  --------------  --------------
NET ASSETS................................................................... $    7,249,717  $   19,414,428  $   27,085,722
                                                                              ==============  ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                     ENHANCED
                                                                    U.S. LARGE U.S. LARGE U.S. LARGE  U.S. TARGETED
                                                                     COMPANY   CAP EQUITY  CAP VALUE      VALUE
                                                                    PORTFOLIO# PORTFOLIO# PORTFOLIO*#  PORTFOLIO#
                                                                    ---------- ---------- ----------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends......................................................       --          --  $  481,535           --
    Income from Securities Lending.................................       --          --       2,347           --
    Expenses Allocated from Affiliated Investment Company..........       --          --     (23,214)          --
                                                                     -------    --------  ----------   ----------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................       --          --     460,668           --
                                                                     -------    --------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $0 and $95,
   respectively)...................................................       --    $ 19,789          --   $  138,809
  Interest.........................................................  $ 4,154          --          --           --
  Income from Securities Lending...................................        8         167          --        6,568
                                                                     -------    --------  ----------   ----------
     Total Investment Income.......................................    4,162      19,956          --      145,377
                                                                     -------    --------  ----------   ----------
FUND EXPENSES
  Investment Management Fees.......................................      540       1,560      52,619       33,824
  Accounting & Transfer Agent Fees.................................       24          75         605          576
  S&P 500(R) Fees..................................................        8          --          --           --
  Custodian Fees...................................................        9          18          --          136
  Shareholder Servicing Fees
    Class R1 Shares................................................       --          --          --           50
    Class R2 Shares................................................       --          --          --          423
  Filing Fees......................................................       39          71         589          312
  Shareholders' Reports............................................       13          22         499          339
  Directors'/Trustees' Fees & Expenses.............................        3          10         204           96
  Professional Fees................................................        9          17          61          153
  Other............................................................        7          41         103          271
                                                                     -------    --------  ----------   ----------
     Total Expenses................................................      652       1,814      54,680       36,180
                                                                     -------    --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................     (158)         --     (21,047)          --
  Fees Paid Indirectly (Note C)....................................       (8)         --          --           --
                                                                     -------    --------  ----------   ----------
  Net Expenses.....................................................      486       1,814      33,633       36,180
                                                                     -------    --------  ----------   ----------
  NET INVESTMENT INCOME (LOSS).....................................    3,676      18,142     427,035      109,197
                                                                     -------    --------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................     (319)        273   1,154,160      454,563
    Affiliated Investment Companies Shares Sold....................        1          --          --           (1)
    Futures........................................................   39,159           9      18,720       17,659
    Foreign Currency Transactions..................................      (11)         --          --            6
    Forward Currency Contracts.....................................     (132)         --          --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................   (1,062)    200,016   2,764,575    1,335,548
    Affiliated Investment Companies Shares.........................       (1)         (7)         --         (188)
    Futures........................................................   14,290          --      10,896        2,939
    Translation of Foreign Currency Denominated Amounts............       (9)         --          --           --
    Forward Currency Contracts.....................................      896          --          --           --
                                                                     -------    --------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........................   52,812     200,291   3,948,351    1,810,526
                                                                     -------    --------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....  $56,488    $218,433  $4,375,386   $1,919,723
                                                                     =======    ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                       U.S. SMALL  U.S. CORE   U.S. CORE   U.S. VECTOR
                                                                       CAP VALUE    EQUITY 1    EQUITY 2     EQUITY
                                                                       PORTFOLIO#  PORTFOLIO#  PORTFOLIO#  PORTFOLIO#
                                                                       ----------  ----------  ----------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $93, $62, $77 and $25,
   respectively)...................................................... $  184,403  $  324,524  $  353,430   $ 71,050
  Income from Securities Lending......................................      7,975       8,662      10,540      2,676
                                                                       ----------  ----------  ----------   --------
     Total Investment Income..........................................    192,378     333,186     363,970     73,726
                                                                       ----------  ----------  ----------   --------
EXPENSES
  Investment Management Fees..........................................     71,538      30,987      40,192     13,194
  Accounting & Transfer Agent Fees....................................        945       1,062       1,208        290
  Custodian Fees......................................................        201         210         226         58
  Filing Fees.........................................................        236         601         518         98
  Shareholders' Reports...............................................        452         305         359        122
  Directors'/Trustees' Fees & Expenses................................        145         175         195         44
  Professional Fees...................................................        231         287         320         72
  Other...............................................................        397         492         543        127
                                                                       ----------  ----------  ----------   --------
     Total Expenses...................................................     74,145      34,119      43,561     14,005
                                                                       ----------  ----------  ----------   --------
  NET INVESTMENT INCOME (LOSS)........................................    118,233     299,067     320,409     59,721
                                                                       ----------  ----------  ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................    690,721      96,159     192,862    167,995
    Affiliated Investment Companies Shares Sold.......................         22         (35)         31          5
    Futures...........................................................     26,310      15,613      19,381      5,443
    Foreign Currency Transactions.....................................         --           3           5          2
    In-Kind Redemptions...............................................     79,386          --          --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................  2,156,333   3,505,095   3,702,303    706,848
    Affiliated Investment Companies Shares............................       (216)       (188)       (261)       (57)
    Futures...........................................................      9,284      10,034      11,212        835
                                                                       ----------  ----------  ----------   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................  2,961,840   3,626,681   3,925,533    881,071
                                                                       ----------  ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $3,080,073  $3,925,748  $4,245,942   $940,792
                                                                       ==========  ==========  ==========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                    U.S. HIGH     DFA REAL
                                                                                     RELATIVE      ESTATE     LARGE CAP
                                                      U.S. SMALL     U.S. MICRO   PROFITABILITY  SECURITIES INTERNATIONAL
                                                    CAP PORTFOLIO# CAP PORTFOLIO# PORTFOLIO (A)# PORTFOLIO#  PORTFOLIO#
                                                    -------------- -------------- -------------- ---------- -------------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $106, $8, $0, $0 and $10,539, respectively).....   $  201,034     $   68,743       $  784      $203,474    $108,561
  Non Cash Income..................................           --             --           --            --      10,244
  Income from Securities Lending...................       15,969          5,227            6         1,147       2,829
                                                      ----------     ----------       ------      --------    --------
     Total Investment Income.......................      217,003         73,970          790       204,621     121,634
                                                      ----------     ----------       ------      --------    --------
FUND EXPENSES
  Investment Management Fees.......................       54,054         29,147           95        13,345       8,838
  Accounting & Transfer Agent Fees.................          965            432            4           494         330
  Custodian Fees...................................          216             87            6            84         421
  Filing Fees......................................          323             93           44           242         116
  Shareholders' Reports............................          386            150            5           291         156
  Directors'/Trustees' Fees & Expenses.............          152             58           --            77          39
  Professional Fees................................          243             93            2           127         104
  Organizational & Offering Costs..................           --             --           17            --          --
  Other............................................          432            164            1           208         145
                                                      ----------     ----------       ------      --------    --------
     Total Expenses................................       56,771         30,224          174        14,868      10,149
                                                      ----------     ----------       ------      --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)........................................           --             --          (56)         (737)        (40)
  Fees Paid Indirectly (Note C)....................           --             --           --            --        (402)
                                                      ----------     ----------       ------      --------    --------
  Net Expenses.....................................       56,771         30,224          118        14,131       9,707
                                                      ----------     ----------       ------      --------    --------
  NET INVESTMENT INCOME (LOSS).....................      160,232         43,746          672       190,490     111,927
                                                      ----------     ----------       ------      --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................      610,335        283,405           43        47,672     157,652
    Affiliated Investment Companies Shares
     Sold..........................................         (107)            12           (1)          (67)         51
    Futures........................................       18,310          9,052         (394)        8,131       4,534
    Foreign Currency Transactions..................           15             --           --            --        (583)
    In-Kind Redemptions............................      125,200             --           --            --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................    2,387,599      1,119,931        9,520       183,941     608,562
    Affiliated Investment Companies Shares.........         (345)          (105)          (1)          (61)        (72)
    Futures........................................       10,124          2,595           --         3,862       1,881
    Translation of Foreign Currency Denominated
     Amounts.......................................           --             --           --            --         330
                                                      ----------     ----------       ------      --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........    3,151,131      1,414,890        9,167       243,478     772,355
                                                      ----------     ----------       ------      --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................   $3,311,363     $1,458,636       $9,839      $433,968    $884,282
                                                      ==========     ==========       ======      ========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on May 16, 2017.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                             INTERNATIONAL                  JAPANESE
                                                               INTERNATIONAL     SMALL      GLOBAL SMALL      SMALL
                                                                CORE EQUITY     COMPANY        COMPANY       COMPANY
                                                                PORTFOLIO#    PORTFOLIO*#  PORTFOLIO (A)*# PORTFOLIO*#
                                                               ------------- ------------- --------------- -----------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $24,970,
    $10, $1,089 and $181, respectively).......................          --    $  285,269       $  103       $  9,917
   Interest...................................................          --             1           --             --
   Income from Securities Lending.............................          --        31,475           15          1,454
   Expenses Allocated from Affiliated Investment Companies....          --       (14,457)          (6)          (703)
 Income Distributions Received from Affiliated Investment
   Companies..................................................          --           767           41             --
                                                                ----------    ----------       ------       --------
    Total Net Investment Income Received from Affiliated
     Investment Companies.....................................          --       303,055          153         10,668
                                                                ----------    ----------       ------       --------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $51,006, $0,
   $0, $0 and $0, respectively)...............................  $  544,575            --           --             --
 Non Cash Income..............................................      39,268            --           --             --
 Income from Securities Lending...............................      29,274            --           --             --
                                                                ----------    ----------       ------       --------
    Total Investment Income...................................     613,117            --           --             --
                                                                ----------    ----------       ------       --------
FUND EXPENSES
 Investment Management Fees...................................      61,399        47,621           37          2,792
 Accounting & Transfer Agent Fees.............................       1,339           210            3              7
 Custodian Fees...............................................       2,417             5            3             --
 Filing Fees..................................................         831           258            6             22
 Shareholders' Reports........................................         489           473            1              8
 Directors'/Trustees' Fees & Expenses.........................         196           114           --              5
 Professional Fees............................................         440            81            1              2
 Organizational & Offering Costs..............................          --            --           25             --
 Other........................................................         710            82           --              2
                                                                ----------    ----------       ------       --------
    Total Expenses............................................      67,821        48,844           76          2,838
                                                                ----------    ----------       ------       --------
 Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................      (2,592)           --          (57)          (558)
 Fees Paid Indirectly (Note C)................................      (2,290)           --           --             --
                                                                ----------    ----------       ------       --------
 Net Expenses.................................................      62,939        48,844           19          2,280
                                                                ----------    ----------       ------       --------
 NET INVESTMENT INCOME (LOSS).................................     550,178       254,211          134          8,388
                                                                ----------    ----------       ------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................     (29,889)      422,014          105         28,171
   Affiliated Investment Companies Shares Sold................          10            --           (6)            --
   Futures....................................................      22,487        11,549            1             --
   Foreign Currency Transactions..............................      (2,708)       (1,764)          --           (465)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................   4,344,669     2,134,951           (3)        99,585
   Affiliated Investment Companies Shares.....................        (168)           --        1,299             --
   Futures....................................................      11,863         5,699           --              1
   Translation of Foreign Currency Denominated Amounts........       1,409           864           --             87
                                                                ----------    ----------       ------       --------
 NET REALIZED AND UNREALIZED GAIN (LOSS)......................   4,347,673     2,573,313        1,396        127,379
                                                                ----------    ----------       ------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................  $4,897,851    $2,827,524       $1,530       $135,767
                                                                ==========    ==========       ======       ========

                                                               ASIA PACIFIC
                                                                  SMALL
                                                                 COMPANY
                                                               PORTFOLIO*#
                                                               ------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $24,970,
    $10, $1,089 and $181, respectively).......................   $10,120
   Interest...................................................        --
   Income from Securities Lending.............................       911
   Expenses Allocated from Affiliated Investment Companies....      (358)
 Income Distributions Received from Affiliated Investment
   Companies..................................................        --
                                                                 -------
    Total Net Investment Income Received from Affiliated
     Investment Companies.....................................    10,673
                                                                 -------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $51,006, $0,
   $0, $0 and $0, respectively)...............................        --
 Non Cash Income..............................................        --
 Income from Securities Lending...............................        --
                                                                 -------
    Total Investment Income...................................        --
                                                                 -------
FUND EXPENSES
 Investment Management Fees...................................     1,397
 Accounting & Transfer Agent Fees.............................         5
 Custodian Fees...............................................        --
 Filing Fees..................................................        23
 Shareholders' Reports........................................         6
 Directors'/Trustees' Fees & Expenses.........................         3
 Professional Fees............................................         1
 Organizational & Offering Costs..............................        --
 Other........................................................         1
                                                                 -------
    Total Expenses............................................     1,436
                                                                 -------
 Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................      (279)
 Fees Paid Indirectly (Note C)................................        --
                                                                 -------
 Net Expenses.................................................     1,157
                                                                 -------
 NET INVESTMENT INCOME (LOSS).................................     9,516
                                                                 -------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................     9,656
   Affiliated Investment Companies Shares Sold................        --
   Futures....................................................        --
   Foreign Currency Transactions..............................      (119)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................    22,259
   Affiliated Investment Companies Shares.....................        --
   Futures....................................................        --
   Translation of Foreign Currency Denominated Amounts........        (1)
                                                                 -------
 NET REALIZED AND UNREALIZED GAIN (LOSS)......................    31,795
                                                                 -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................   $41,311
                                                                 =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on January 18, 2017.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                       UNITED                     DFA
                                                                       KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL
                                                                        SMALL       SMALL     REAL ESTATE  REAL ESTATE
                                                                       COMPANY     COMPANY    SECURITIES   SECURITIES
                                                                     PORTFOLIO*# PORTFOLIO*#  PORTFOLIO#   PORTFOLIO#
                                                                     ----------- ----------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $2, $1,332, $0, $0
    and $0, respectively)...........................................   $ 1,435    $  8,719           --     $
   Income from Securities Lending...................................        27       1,203           --           --
   Expenses Allocated from Affiliated Investment Company............       (47)       (531)          --           --
  Income Distributions Received from Affiliated Investment
   Companies........................................................        --          --           --      192,470
                                                                       -------    --------     --------     --------
    Total Net Investment Income Received from Affiliated
     Investment Company.............................................     1,415       9,391           --      192,470
                                                                       -------    --------     --------     --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $24,204, $0
   and $30,452, respectively).......................................        --          --     $197,049       41,072
  Non Cash Income...................................................        --          --       11,450           --
  Income from Securities Lending....................................        --          --        2,758          315
                                                                       -------    --------     --------     --------
    Total Fund Investment Income....................................        --          --      211,257       41,387
                                                                       -------    --------     --------     --------
FUND EXPENSES
  Investment Management Fees........................................       208       2,123       11,824       11,351
  Accounting & Transfer Agent Fees..................................         4           8          337          230
  Custodian Fees....................................................        --          --          546           33
  Filing Fees.......................................................        29          96          269          378
  Shareholders' Reports.............................................         4           7          138          344
  Directors'/Trustees' Fees & Expenses..............................        --           4           45           54
  Professional Fees.................................................         1           1           98           56
  Other.............................................................         1           4          140           53
                                                                       -------    --------     --------     --------
    Total Expenses..................................................       247       2,243       13,397       12,499
                                                                       -------    --------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................       (52)       (425)          --       (7,281)
  Fees Paid Indirectly (Note C).....................................        --          --         (470)          --
                                                                       -------    --------     --------     --------
  Net Expenses......................................................       195       1,818       12,927        5,218
                                                                       -------    --------     --------     --------
  NET INVESTMENT INCOME (LOSS)......................................     1,220       7,573      198,330      228,639
                                                                       -------    --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................        --          --           --       14,569
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.....................................     1,725      14,907      (21,413)      17,657
   Affiliated Investment Companies Shares Sold......................        --          --           21        2,178
   Futures..........................................................        --          --        6,597          149
   Foreign Currency Transactions....................................         6          89          439            3
   In-Kind Redemptions..............................................        --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................     7,588      94,661       60,643       43,892
   Affiliated Investment Companies Shares...........................        --          --          (17)      (5,082)
   Futures..........................................................        --          --          754           --
   Translation of Foreign Currency Denominated Amounts..............         4          24          254           --
                                                                       -------    --------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................     9,323     109,681       47,278       73,366
                                                                       -------    --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................   $10,543    $117,254     $245,608     $302,005
                                                                       =======    ========     ========     ========

                                                                          DFA
                                                                     INTERNATIONAL
                                                                       SMALL CAP
                                                                         VALUE
                                                                      PORTFOLIO#
                                                                     -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $2, $1,332, $0, $0
    and $0, respectively)...........................................          --
   Income from Securities Lending...................................          --
   Expenses Allocated from Affiliated Investment Company............          --
  Income Distributions Received from Affiliated Investment
   Companies........................................................          --
                                                                      ----------
    Total Net Investment Income Received from Affiliated
     Investment Company.............................................          --
                                                                      ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $24,204, $0
   and $30,452, respectively).......................................  $  344,535
  Non Cash Income...................................................          --
  Income from Securities Lending....................................      23,143
                                                                      ----------
    Total Fund Investment Income....................................     367,678
                                                                      ----------
FUND EXPENSES
  Investment Management Fees........................................      94,441
  Accounting & Transfer Agent Fees..................................         980
  Custodian Fees....................................................       2,181
  Filing Fees.......................................................         210
  Shareholders' Reports.............................................         413
  Directors'/Trustees' Fees & Expenses..............................         141
  Professional Fees.................................................         320
  Other.............................................................         500
                                                                      ----------
    Total Expenses..................................................      99,186
                                                                      ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................          --
  Fees Paid Indirectly (Note C).....................................        (851)
                                                                      ----------
  Net Expenses......................................................      98,335
                                                                      ----------
  NET INVESTMENT INCOME (LOSS)......................................     269,343
                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.....................................     551,715
   Affiliated Investment Companies Shares Sold......................          14
   Futures..........................................................      14,572
   Foreign Currency Transactions....................................      (1,896)
   In-Kind Redemptions..............................................      82,012
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................   2,598,933
   Affiliated Investment Companies Shares...........................        (118)
   Futures..........................................................       9,407
   Translation of Foreign Currency Denominated Amounts..............       1,459
                                                                      ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................   3,256,098
                                                                      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................  $3,525,441
                                                                      ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                        INTERNATIONAL               WORLD EX U.S.
                                                                          INTERNATIONAL HIGH RELATIVE WORLD EX U.S.   TARGETED
                                                                          VECTOR EQUITY PROFITABILITY     VALUE         VALUE
                                                                           PORTFOLIO#   PORTFOLIO (A)  PORTFOLIO*#   PORTFOLIO#
                                                                          ------------- ------------- ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $585 and $0,
    respectively)........................................................         --           --        $ 6,163            --
   Interest..............................................................         --           --              3            --
   Income from Securities Lending........................................         --           --            190            --
   Expenses Allocated from Affiliated Investment Companies...............         --           --           (374)           --
  Income Distributions Received from Affiliated Investment Companies.....         --           --            307            --
                                                                            --------       ------        -------       -------
    Total Net Investment Income Received from Affiliated Investment
     Companies...........................................................         --           --          6,289            --
                                                                            --------       ------        -------       -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $5,181, $38, $0 and $819,
   respectively).........................................................   $ 54,688       $  501             --       $ 9,682
  Non Cash Income........................................................      3,514           --             --            --
  Income from Securities Lending.........................................      3,749           --             --           380
                                                                            --------       ------        -------       -------
    Total Investment Income..............................................     61,951          501             --        10,062
                                                                            --------       ------        -------       -------
FUND EXPENSES
  Investment Management Fees.............................................      9,791           60          1,000         2,153
  Accounting & Transfer Agent Fees.......................................        177            8              6            37
  Custodian Fees.........................................................        321           32             --           191
  Filing Fees............................................................         99           22             20            56
  Shareholders' Reports..................................................         84            2              4            10
  Directors'/Trustees' Fees & Expenses...................................         21           --              2             3
  Professional Fees......................................................         46            1              5            26
  Organizational & Offering Costs........................................         --           17             --            --
  Other..................................................................         84            3              2            18
                                                                            --------       ------        -------       -------
    Total Expenses.......................................................     10,623          145          1,039         2,494
                                                                            --------       ------        -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --          (62)          (480)           --
  Fees Paid Indirectly (Note C)..........................................        (61)          (8)            --           (15)
                                                                            --------       ------        -------       -------
  Net Expenses...........................................................     10,562           75            559         2,479
                                                                            --------       ------        -------       -------
  NET INVESTMENT INCOME (LOSS)...........................................     51,389          426          5,730         7,583
                                                                            --------       ------        -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.............................................................         --           --            653            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**..........................................     10,627         (165)         1,111        17,468
   Affiliated Investment Companies Shares Sold...........................         (1)          --            599            --
   Futures...............................................................        158          (72)           262            --
   Foreign Currency Transactions.........................................       (413)          19            (26)          (26)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............................    459,554        3,720         41,263        65,446
   Affiliated Investment Companies Shares................................        (16)          --           (148)           (1)
   Futures...............................................................         --           --             99            --
   Translation of Foreign Currency Denominated Amounts...................        168           (1)            13            19
                                                                            --------       ------        -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    470,077        3,501         43,826        82,906
                                                                            --------       ------        -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $521,466       $3,927        $49,556       $90,489
                                                                            ========       ======        =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on May 16, 2017.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                      SELECTIVELY
                                                                            WORLD EX U.S. WORLD CORE    HEDGED      EMERGING
                                                                             CORE EQUITY    EQUITY   GLOBAL EQUITY   MARKETS
                                                                             PORTFOLIO#   PORTFOLIO    PORTFOLIO   PORTFOLIO*#
                                                                            ------------- ---------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $18,082,
    respectively)..........................................................         --          --           --    $  130,771
   Interest................................................................         --          --           --            69
   Income from Securities Lending..........................................         --          --           --         4,346
   Expenses Allocated from Affiliated Investment Companies.................         --          --           --        (8,320)
  Income Distributions Received from Affiliated Investment Companies.......         --     $ 9,033      $ 6,720            --
                                                                              --------     -------      -------    ----------
    Total Net Investment Income Received from Affiliated Investment
     Companies.............................................................         --       9,033        6,720       126,866
                                                                              --------     -------      -------    ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $5,719, $0, $0 and $0,
   respectively)...........................................................   $ 56,130           4           --            --
  Non Cash Income..........................................................      3,448          --           --            --
  Income from Securities Lending...........................................      3,366          --           --            --
                                                                              --------     -------      -------    ----------
    Total Fund Investment Income...........................................     62,944           4           --            --
                                                                              --------     -------      -------    ----------
FUND EXPENSES
  Investment Management Fees...............................................      7,483       1,341        1,030        25,136
  Accounting & Transfer Agent Fees.........................................        166           9           10            74
  Custodian Fees...........................................................        771           1            1            --
  Filing Fees..............................................................        154          49           32           152
  Shareholders' Reports....................................................         79           7            9           199
  Directors'/Trustees' Fees & Expenses.....................................         20           4            3            54
  Professional Fees........................................................         66           6            4            17
  Other....................................................................         90           3            3            27
                                                                              --------     -------      -------    ----------
    Total Expenses.........................................................      8,829       1,420        1,092        25,659
                                                                              --------     -------      -------    ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................        (56)     (1,102)        (912)       (5,677)
  Fees Paid Indirectly (Note C)............................................       (145)         --           --            --
                                                                              --------     -------      -------    ----------
  Net Expenses.............................................................      8,628         318          180        19,982
                                                                              --------     -------      -------    ----------
  NET INVESTMENT INCOME (LOSS).............................................     54,316       8,719        6,540       106,884
                                                                              --------     -------      -------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Companies.         --         898          894            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**............................................      7,525           3           --        (9,141)
   Affiliated Investment Companies Shares Sold.............................         (4)       (418)        (555)           --
   Futures.................................................................         68          --        2,398         8,254
   Foreign Currency Transactions...........................................       (263)         --           --           (31)
   Forward Currency Contracts..............................................         --          --       (1,466)           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................    443,948          (1)           5     1,198,559
   Affiliated Investment Companies Shares..................................        (14)     90,087       64,639            --
   Futures.................................................................         --          --        1,354         1,186
   Translation of Foreign Currency Denominated Amounts.....................        105          --           --           (71)
   Forward Currency Contracts..............................................         --          --          775            --
                                                                              --------     -------      -------    ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..................................    451,365      90,569       68,044     1,198,756
                                                                              --------     -------      -------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............   $505,681     $99,288      $74,584    $1,305,640
                                                                              ========     =======      =======    ==========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                              EMERGING    EMERGING     EMERGING
                                                                                               MARKETS     MARKETS   MARKETS CORE
                                                                                              SMALL CAP     VALUE       EQUITY
                                                                                             PORTFOLIO*# PORTFOLIO*#  PORTFOLIO#
                                                                                             ----------- ----------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $16,218, $63,780 and $0, respectively)....... $  146,134  $  474,005           --
   Interest.................................................................................        598         892           --
   Income from Securities Lending...........................................................     45,864      24,420           --
   Expenses Allocated from Affiliated Investment Companies..................................    (17,003)    (28,364)          --
                                                                                             ----------  ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Companies...............    175,593     470,953           --
                                                                                             ----------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0 and $68,887, respectively).............         --          --   $  527,446
  Income from Securities Lending............................................................         --          --       56,661
                                                                                             ----------  ----------   ----------
    Total Investment Income.................................................................         --          --      584,107
                                                                                             ----------  ----------   ----------
FUND EXPENSES
  Investment Management Fees................................................................     41,005      89,283      109,409
  Accounting & Transfer Agent Fees..........................................................        125         157        1,418
  Custodian Fees............................................................................         --          --        9,641
  Shareholder Servicing Fees
   Class R2 Shares..........................................................................         --         129           --
  Filing Fees...............................................................................        182         174          735
  Shareholders' Reports.....................................................................        146         350          748
  Directors'/Trustees' Fees & Expenses......................................................         59         173          206
  Professional Fees.........................................................................         19          52          581
  Other.....................................................................................         29          91          754
                                                                                             ----------  ----------   ----------
    Total Expenses..........................................................................     41,565      90,409      123,492
                                                                                             ----------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................    (12,617)         --       (1,257)
   Institutional Class Shares...............................................................         --     (17,805)          --
   Class R2 Shares..........................................................................         --         (51)          --
  Fees Paid Indirectly (Note C).............................................................         --          --       (1,907)
                                                                                             ----------  ----------   ----------
  Net Expenses..............................................................................     28,948      72,553      120,328
                                                                                             ----------  ----------   ----------
  NET INVESTMENT INCOME (LOSS)..............................................................    146,645     398,400      463,779
                                                                                             ----------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................................................    173,759    (258,290)     (87,713)
   Affiliated Investment Companies Shares Sold..............................................         --          --          (17)
   Futures..................................................................................      9,252      19,890       29,430
   Foreign Currency Transactions............................................................         78       2,920       (3,967)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............................................    931,907   3,745,161    4,549,390
   Affiliated Investment Companies Shares...................................................         --          --         (115)
   Futures..................................................................................        854       3,766        9,334
   Translation of Foreign Currency Denominated Amounts......................................       (194)        (53)        (275)
                                                                                             ----------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................  1,115,656   3,513,394    4,496,067
                                                                                             ----------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................. $1,262,301  $3,911,794   $4,959,846
                                                                                             ==========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $144 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     ENHANCED U.S. LARGE U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                                      COMPANY PORTFOLIO        PORTFOLIO                PORTFOLIO
                                                     ------------------  ---------------------  ------------------------
                                                       YEAR      YEAR       YEAR        YEAR        YEAR         YEAR
                                                      ENDED     ENDED      ENDED       ENDED       ENDED        ENDED
                                                     OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                       2017      2016       2017        2016        2017         2016
                                                     --------  --------  ----------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $  3,676  $  1,670  $   18,142  $  15,047  $   427,035  $   363,236
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     (319)      (59)        273     (9,470)   1,154,160      447,750
   Affiliated Investment Companies Shares Sold......        1        --          --         --           --           --
   Futures..........................................   39,159     7,848           9         --       18,720       17,635
   Foreign Currency Transactions....................      (11)       --          --         --           --           --
   Forward Currency Contracts.......................     (132)       --          --         --           --           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency.......   (1,062)      118     200,016     22,964    2,764,575      (11,625)
   Affiliated Investment Companies Shares...........       (1)       --          (7)        --           --           --
   Futures..........................................   14,290      (557)         --         --       10,896       (3,292)
   Translation of Foreign Currency Denominated
    Amounts.........................................       (9)       --          --         --           --           --
   Forward Currency Contracts.......................      896        --          --         --           --           --
                                                     --------  --------  ----------  ---------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................   56,488     9,020     218,433     28,541    4,375,386      813,704
                                                     --------  --------  ----------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................   (2,502)   (1,417)    (18,564)   (14,431)    (403,733)    (357,227)
  Net Short-Term Gains:
   Institutional Class Shares.......................   (2,722)   (3,529)         --         --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.......................   (4,088)   (9,801)         --         --     (446,140)    (643,970)
                                                     --------  --------  ----------  ---------  -----------  -----------
    Total Distributions.............................   (9,312)  (14,747)    (18,564)   (14,431)    (849,873)  (1,001,197)
                                                     --------  --------  ----------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................  101,630    73,655     343,508    301,960    5,277,113    4,078,939
  Shares Issued in Lieu of Cash Distributions.......    8,734    13,002      17,598     14,259      793,913      935,970
  Shares Redeemed...................................  (73,606)  (46,158)   (199,415)  (178,150)  (3,536,921)  (2,962,098)
                                                     --------  --------  ----------  ---------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................   36,758    40,499     161,691    138,069    2,534,105    2,052,811
                                                     --------  --------  ----------  ---------  -----------  -----------
    Total Increase (Decrease) in Net Assets.........   83,934    34,772     361,560    152,179    6,059,618    1,865,318
NET ASSETS
  Beginning of Period...............................  238,413   203,641     851,323    699,144   17,673,253   15,807,935
                                                     --------  --------  ----------  ---------  -----------  -----------
  End of Period..................................... $322,347  $238,413  $1,212,883  $ 851,323  $23,732,871  $17,673,253
                                                     ========  ========  ==========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................    7,516     6,113      23,434     24,003      144,495      131,035
  Shares Issued in Lieu of Cash Distributions.......      681     1,111       1,194      1,116       22,018       29,906
  Shares Redeemed...................................   (5,541)   (3,945)    (13,683)   (14,319)     (97,162)     (94,466)
                                                     --------  --------  ----------  ---------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................    2,656     3,279      10,945     10,800       69,351       66,475
                                                     ========  ========  ==========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    877  $    201  $    1,207  $   1,887  $    22,596  $    18,983

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                             PORTFOLIO                 PORTFOLIO
                                                     ------------------------  ------------------------
                                                         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED
                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                         2017         2016         2017         2016
                                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   109,197  $    93,044  $   118,233  $   122,969
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     454,563      310,791      690,721      533,632
   Affiliated Investment Companies Shares Sold......          (1)          --           22           --
   Futures..........................................      17,659        6,695       26,310       42,945
   Foreign Currency Transactions....................           6           --           --           --
   In-Kind Redemptions..............................          --           --       79,386           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities............................   1,335,548      (32,158)   2,156,333      (45,822)
   Affiliated Investment Companies Shares...........        (188)          --         (216)          --
   Futures..........................................       2,939       (2,039)       9,284       (3,946)
                                                     -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................   1,919,723      376,333    3,080,073      649,778
                                                     -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..................................        (506)        (462)          --           --
   Class R2 Shares..................................      (1,483)      (1,837)          --           --
   Institutional Class Shares.......................    (103,014)     (92,387)    (113,837)    (122,993)
  Net Short-Term Gains:
   Class R1 Shares..................................         (75)         (54)          --           --
   Class R2 Shares..................................        (304)        (202)          --           --
   Institutional Class Shares.......................     (15,806)      (9,668)          --           --
  Net Long-Term Gains:
   Class R1 Shares..................................      (1,310)      (1,571)          --           --
   Class R2 Shares..................................      (5,296)      (5,836)          --           --
   Institutional Class Shares.......................    (275,712)    (279,118)    (533,287)    (487,348)
                                                     -----------  -----------  -----------  -----------
    Total Distributions.............................    (403,506)    (391,135)    (647,124)    (610,341)
                                                     -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................   3,081,447    1,989,566    2,978,426    2,855,521
  Shares Issued in Lieu of Cash Distributions.......     373,214      363,680      585,631      547,459
  Shares Redeemed...................................  (2,298,736)  (1,433,622)  (3,444,324)  (2,509,494)
                                                     -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................   1,155,925      919,624      119,733      893,486
                                                     -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.........   2,672,142      904,822    2,552,682      932,923
NET ASSETS
  Beginning of Year.................................   8,068,289    7,163,467   12,613,185   11,680,262
                                                     -----------  -----------  -----------  -----------
  End of Year....................................... $10,740,431  $ 8,068,289  $15,165,867  $12,613,185
                                                     ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     128,009       99,453       80,463       94,286
  Shares Issued in Lieu of Cash Distributions.......      15,383       18,127       15,504       17,740
  Shares Redeemed...................................     (95,985)     (70,370)     (92,936)     (79,957)
                                                     -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................      47,407       47,210        3,031       32,069
                                                     ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    (1,394) $     1,417  $    (5,694) $    (1,771)

                                                        U.S. CORE EQUITY 1
                                                             PORTFOLIO
                                                     ------------------------
                                                         YEAR         YEAR
                                                        ENDED        ENDED
                                                       OCT. 31,     OCT. 31,
                                                         2017         2016
                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   299,067  $   261,444
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................      96,159       71,932
   Affiliated Investment Companies Shares Sold......         (35)          --
   Futures..........................................      15,613       14,545
   Foreign Currency Transactions....................           3           --
   In-Kind Redemptions..............................          --           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities............................   3,505,095      193,308
   Affiliated Investment Companies Shares...........        (188)          --
   Futures..........................................      10,034       (3,224)
                                                     -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................   3,925,748      538,005
                                                     -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..................................          --           --
   Class R2 Shares..................................          --           --
   Institutional Class Shares.......................    (310,434)    (253,050)
  Net Short-Term Gains:
   Class R1 Shares..................................          --           --
   Class R2 Shares..................................          --           --
   Institutional Class Shares.......................          --           --
  Net Long-Term Gains:
   Class R1 Shares..................................          --           --
   Class R2 Shares..................................          --           --
   Institutional Class Shares.......................     (71,615)    (160,152)
                                                     -----------  -----------
    Total Distributions.............................    (382,049)    (413,202)
                                                     -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................   4,637,048    3,836,889
  Shares Issued in Lieu of Cash Distributions.......     368,386      394,137
  Shares Redeemed...................................  (2,746,550)  (2,671,444)
                                                     -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................   2,258,884    1,559,582
                                                     -----------  -----------
    Total Increase (Decrease) in Net Assets.........   5,802,583    1,684,385
NET ASSETS
  Beginning of Year.................................  14,960,159   13,275,774
                                                     -----------  -----------
  End of Year....................................... $20,762,742  $14,960,159
                                                     ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     229,289      221,794
  Shares Issued in Lieu of Cash Distributions.......      18,264       22,712
  Shares Redeemed...................................    (135,531)    (154,875)
                                                     -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................     112,022       89,631
                                                     ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    14,490  $    33,644

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO
                                                   ---------------------------  ---------------------------
                                                       YEAR           YEAR         YEAR           YEAR
                                                      ENDED          ENDED        ENDED          ENDED
                                                     OCT. 31,       OCT. 31,     OCT. 31,       OCT. 31,
                                                       2017           2016         2017           2016
                                                    -----------   -----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................... $   320,409    $   293,351   $   59,721     $   59,961
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     192,862        110,911      167,995        103,375
   Affiliated Investment Companies Shares
    Sold..........................................          31             --            5             --
   Futures........................................      19,381         16,424        5,443          3,911
   Foreign Currency Transactions..................           5             --            2             --
   In-Kind Redemptions............................          --             --           --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..........................   3,702,303        180,375      706,848        (37,035)
   Affiliated Investment Companies Shares.........        (261)            --          (57)            --
   Futures........................................      11,212         (3,630)         835           (835)
                                                    -----------   -----------    ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................   4,245,942        597,431      940,792        129,377
                                                    -----------   -----------    ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................    (322,547)      (281,321)     (55,773)       (59,624)
  Net Short-Term Gains:
   Institutional Class Shares.....................          --             --         (202)            --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (122,469)      (296,061)    (101,959)      (119,588)
                                                    -----------   -----------    ----------     ----------
    Total Distributions...........................    (445,016)      (577,382)    (157,934)      (179,212)
                                                    -----------   -----------    ----------     ----------
Capital Share Transactions (1):
  Shares Issued...................................   4,120,340      3,614,827      873,587        802,042
  Shares Issued in Lieu of Cash Distributions.....     439,092        569,820      155,990        177,958
  Shares Redeemed.................................  (2,695,986)    (2,554,214)    (911,079)      (759,047)
                                                    -----------   -----------    ----------     ----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................   1,863,446      1,630,433      118,498        220,953
                                                    -----------   -----------    ----------     ----------
    Total Increase (Decrease) in Net Assets.......   5,664,372      1,650,482      901,356        171,118
NET ASSETS
  Beginning of Year...............................  16,851,046     15,200,564    3,822,647      3,651,529
                                                    -----------   -----------    ----------     ----------
  End of Year..................................... $22,515,418    $16,851,046   $4,724,003     $3,822,647
                                                    ===========   ===========    ==========     ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................     212,849        220,326       48,648         53,015
  Shares Issued in Lieu of Cash Distributions.....      22,777         34,541        8,720         11,617
  Shares Redeemed.................................    (139,061)      (155,064)     (50,704)       (49,773)
                                                    -----------   -----------    ----------     ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................      96,565         99,803        6,664         14,859
                                                    ===========   ===========    ==========     ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................... $    15,587    $    26,714   $      426     $      150

                                                   U.S. SMALL CAP PORTFOLIO
                                                   ------------------------
                                                       YEAR         YEAR
                                                      ENDED        ENDED
                                                     OCT. 31,     OCT. 31,
                                                       2017         2016
                                                   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................... $   160,232  $   135,557
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     610,335      362,082
   Affiliated Investment Companies Shares
    Sold..........................................        (107)          --
   Futures........................................      18,310       18,220
   Foreign Currency Transactions..................          15           --
   In-Kind Redemptions............................     125,200           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..........................   2,387,599       11,454
   Affiliated Investment Companies Shares.........        (345)          --
   Futures........................................      10,124       (4,290)
                                                   -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................   3,311,363      523,023
                                                   -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................    (155,568)    (133,998)
  Net Short-Term Gains:
   Institutional Class Shares.....................     (12,822)      (1,951)
  Net Long-Term Gains:
   Institutional Class Shares.....................    (343,192)    (503,176)
                                                   -----------  -----------
    Total Distributions...........................    (511,582)    (639,125)
                                                   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................   3,737,913    3,878,897
  Shares Issued in Lieu of Cash Distributions.....     484,150      601,644
  Shares Redeemed.................................  (3,067,256)  (2,003,782)
                                                   -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................   1,154,807    2,476,759
                                                   -----------  -----------
    Total Increase (Decrease) in Net Assets.......   3,954,588    2,360,657
NET ASSETS
  Beginning of Year...............................  12,977,199   10,616,542
                                                   -----------  -----------
  End of Year..................................... $16,931,787  $12,977,199
                                                   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................     109,356      133,904
  Shares Issued in Lieu of Cash Distributions.....      14,119       20,883
  Shares Redeemed.................................     (89,947)     (68,437)
                                                   -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................      33,528       86,350
                                                   ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................... $    (1,236) $     2,738

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           U.S. HIGH RELATIVE    DFA REAL ESTATE SECURITIES
                                                U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO         PORTFOLIO
                                                -----------------------  ----------------------- ------------------------
                                                                                 PERIOD
                                                    YEAR        YEAR             MAY 16,             YEAR          YEAR
                                                   ENDED       ENDED           2017 (A) TO          ENDED         ENDED
                                                  OCT. 31,    OCT. 31,          OCT. 31,           OCT. 31,      OCT. 31,
                                                    2017        2016              2017               2017          2016
                                                -----------  ----------  ----------------------- -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $    43,746  $   43,562         $    672         $   190,490   $   221,443
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     283,405     265,995               43              47,672        90,717
    Affiliated Investment Companies Shares
     Sold......................................          12          --               (1)                (67)           --
    Futures....................................       9,052       4,507             (394)              8,131         6,786
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................   1,119,931     (93,832)           9,520             183,941       133,266
    Affiliated Investment Companies
     Shares....................................        (105)         --               (1)                (61)           --
    Futures....................................       2,595      (1,662)              --               3,862        (1,518)
                                                -----------  ----------         --------         -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   1,458,636     218,570            9,839             433,968       450,694
                                                -----------  ----------         --------         -----------   -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................     (43,959)    (43,417)            (541)           (217,478)     (199,996)
  Net Long-Term Gains:
    Institutional Class Shares.................    (255,837)   (267,818)              --             (66,384)           --
                                                -----------  ----------         --------         -----------   -----------
     Total Distributions.......................    (299,796)   (311,235)            (541)           (283,862)     (199,996)
                                                -----------  ----------         --------         -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................     757,322     728,237          134,388           1,766,337     1,324,786
  Shares Issued in Lieu of Cash
   Distributions...............................     276,724     288,388              541             217,675       180,508
  Shares Redeemed..............................  (1,014,479)   (802,728)          (3,154)         (1,113,122)   (1,049,004)
                                                -----------  ----------         --------         -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................      19,567     213,897          131,775             870,890       456,290
                                                -----------  ----------         --------         -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................   1,178,407     121,232          141,073           1,020,996       706,988
NET ASSETS
  Beginning of Year............................   5,128,323   5,007,091               --           7,260,180     6,553,192
                                                -----------  ----------         --------         -----------   -----------
  End of Year.................................. $ 6,306,730  $5,128,323         $141,073         $ 8,281,176   $ 7,260,180
                                                ===========  ==========         ========         ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................      36,173      41,740           13,154              50,891        38,318
  Shares Issued in Lieu of Cash
   Distributions...............................      13,144      16,256               52               6,384         5,269
  Shares Redeemed..............................     (48,215)    (45,482)            (302)            (32,116)      (30,405)
                                                -----------  ----------         --------         -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       1,102      12,514           12,904              25,159        13,182
                                                ===========  ==========         ========         ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $      (401) $    1,818         $    131         $    46,634   $    39,022

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     LARGE CAP INTERNATIONAL    INTERNATIONAL CORE        INTERNATIONAL SMALL
                                                            PORTFOLIO            EQUITY PORTFOLIO          COMPANY PORTFOLIO
                                                     ----------------------  ------------------------  ------------------------
                                                        YEAR        YEAR         YEAR         YEAR         YEAR         YEAR
                                                       ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                                      OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                        2017        2016         2017         2016         2017         2016
                                                     ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $  111,927  $   95,056  $   550,178  $   431,691  $   254,211  $   238,233
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................    157,652      40,972      (29,889)     (84,212)     422,014      261,664
   Affiliated Investment Companies Shares Sold......         51          --           10           --           --           --
   Futures..........................................      4,534       2,587       22,487       19,275       11,549       17,796
   Foreign Currency Transactions....................       (583)       (670)      (2,708)         (72)      (1,764)         673
   Forward Currency Contracts.......................         --          (1)          --           (3)          --           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency.......    608,562    (163,381)   4,344,669       (7,083)   2,134,951       13,423
   Affiliated Investment Companies Shares...........        (72)         --         (168)          --           --           --
   Futures..........................................      1,881        (870)      11,863       (2,948)       5,699       (2,771)
   Translation of Foreign Currency Denominated
    Amounts.........................................        330        (284)       1,409       (1,251)         864         (814)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................    884,282     (26,591)   4,897,851      355,397    2,827,524      528,204
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................   (111,606)    (92,122)    (533,126)    (387,589)    (205,687)    (283,791)
  Net Short-Term Gains:
   Institutional Class Shares.......................         --          --           --           --      (18,854)          --
  Net Long-Term Gains:
   Institutional Class Shares.......................         --          --           --           --     (251,076)    (207,859)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.............................   (111,606)    (92,122)    (533,126)    (387,589)    (475,617)    (491,650)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................    960,010   1,137,696    6,327,731    5,576,571    2,235,300    2,126,348
  Shares Issued in Lieu of Cash Distributions.......     99,282      81,307      506,159      367,352      456,455      473,837
  Shares Redeemed...................................   (636,653)   (722,849)  (2,737,658)  (3,349,288)  (1,940,733)  (1,572,870)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................    422,639     496,154    4,096,232    2,594,635      751,022    1,027,315
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.........  1,195,315     377,441    8,460,957    2,562,443    3,102,929    1,063,869
NET ASSETS
  Beginning of Year.................................  3,527,775   3,150,334   16,983,011   14,420,568   10,387,361    9,323,492
                                                     ----------  ----------  -----------  -----------  -----------  -----------
  End of Year....................................... $4,723,090  $3,527,775  $25,443,968  $16,983,011  $13,490,290  $10,387,361
                                                     ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     45,425      59,417      496,127      500,176      116,685      124,163
  Shares Issued in Lieu of Cash Distributions.......      4,623       4,282       39,374       33,144       25,675       27,874
  Shares Redeemed...................................    (29,985)    (37,696)    (213,878)    (300,515)     (99,987)     (92,160)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................     20,063      26,003      321,623      232,805       42,373       59,877
                                                     ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $   12,323  $   11,729  $    57,179  $    49,229  $    19,361  $   (18,870)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           GLOBAL SMALL      JAPANESE SMALL    ASIA PACIFIC SMALL
                                                         COMPANY PORTFOLIO  COMPANY PORTFOLIO   COMPANY PORTFOLIO
                                                         ----------------- ------------------  ------------------
                                                              PERIOD
                                                             JAN. 18,        YEAR      YEAR      YEAR      YEAR
                                                            2017 (A) TO     ENDED     ENDED     ENDED     ENDED
                                                             OCT. 31,      OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                               2017          2017      2016      2017      2016
                                                         ----------------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........................      $   134      $  8,388  $  7,013  $  9,516  $  8,007
  Net Realized Gain (Loss) on:
    Investment Companies Shares Sold*...................          105        28,171    20,065     9,656    (4,191)
    Affiliated Investment Companies Shares Sold.........           (6)           --        --        --        --
    Futures.............................................            1            --        --        --        --
    Foreign Currency Transactions.......................           --          (465)      326      (119)       49
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........           (3)       99,585    33,546    22,259    30,333
    Affiliated Investment Companies Shares..............        1,299            --        --        --        --
    Futures.............................................           --             1        --        --        --
    Translation of Foreign Currency Denominated
     Amounts............................................           --            87      (100)       (1)        4
                                                              -------      --------  --------  --------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................        1,530       135,767    60,850    41,311    34,202
                                                              -------      --------  --------  --------  --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........................           --        (9,568)   (6,534)   (8,894)   (7,760)
                                                              -------      --------  --------  --------  --------
     Total Distributions................................           --        (9,568)   (6,534)   (8,894)   (7,760)
                                                              -------      --------  --------  --------  --------
Capital Share Transactions (1):
    Shares Issued.......................................       14,416        99,301    50,775    64,454    30,200
    Shares Issued in Lieu of Cash Distributions.........           --         8,825     6,058     8,101     6,990
    Shares Redeemed.....................................         (925)      (95,760)  (65,733)  (24,394)  (12,327)
                                                              -------      --------  --------  --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions......................................       13,491        12,366    (8,900)   48,161    24,863
                                                              -------      --------  --------  --------  --------
     Total Increase (Decrease) in Net Assets............       15,021       138,565    45,416    80,578    51,305
NET ASSETS
  Beginning of Year.....................................           --       509,413   463,997   251,575   200,270
                                                              -------      --------  --------  --------  --------
  End of Year...........................................      $15,021      $647,978  $509,413  $332,153  $251,575
                                                              =======      ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................        1,388         4,150     2,413     2,864     1,570
  Shares Issued in Lieu of Cash Distributions...........           --           401       298       408       387
  Shares Redeemed.......................................          (86)       (4,002)   (3,255)   (1,095)     (637)
                                                              -------      --------  --------  --------  --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................        1,302           549      (544)    2,177     1,320
                                                              =======      ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................      $   143      $  1,122  $  2,402  $  1,817  $    511

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                UNITED KINGDOM SMALL CONTINENTAL SMALL COMPANY DFA INTERNATIONAL REAL
                                                COMPANY PORTFOLIO         PORTFOLIO            ESTATE SECURITIES PORTFOLIO
                                                -------------------  ------------------------  --------------------------
                                                  YEAR      YEAR       YEAR         YEAR          YEAR          YEAR
                                                 ENDED     ENDED      ENDED        ENDED         ENDED         ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,
                                                  2017      2016       2017         2016          2017          2016
                                                --------  --------   --------     --------      ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $ 1,220   $  1,302   $  7,573     $  6,325     $  198,330    $  143,130
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................   1,725      2,090     14,907        6,536        (21,413)       (1,596)
    Affiliated Investment Companies Shares
     Sold......................................      --         --         --           --             21            --
    Futures....................................      --         --         --           50          6,597         4,432
    Foreign Currency Transactions..............       6        (25)        89          (31)           439           540
    Forward Currency Contracts.................      --         --         --           --             --            48
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   7,588     (8,433)    94,661        5,988         60,643      (118,705)
    Affiliated Investment Companies Shares.....      --         --         --           --            (17)           --
    Futures....................................      --         --         --            2            754          (304)
    Translation of Foreign Currency
     Denominated Amounts.......................       4         (2)        24           (3)           254          (367)
                                                -------   --------    --------     --------     ----------    ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................  10,543     (5,068)   117,254       18,867        245,608        27,178
                                                -------   --------    --------     --------     ----------    ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................  (1,322)    (1,389)    (7,715)      (6,377)      (326,892)      (60,576)
  Net Long-Term Gains:.........................
    Institutional Class Shares.................  (1,684)    (1,632)        --           --             --            --
                                                -------   --------    --------     --------     ----------    ----------
     Total Distributions.......................  (3,006)    (3,021)    (7,715)      (6,377)      (326,892)      (60,576)
                                                -------   --------    --------     --------     ----------    ----------
Capital Share Transactions (1):
  Shares Issued................................  12,269     12,964    209,825       68,569      1,720,625     1,062,437
  Shares Issued in Lieu of Cash
   Distributions...............................   2,618      2,476      7,180        4,981        320,016        60,055
  Shares Redeemed..............................  (9,570)   (10,665)   (26,314)     (71,947)      (643,227)     (447,563)
                                                -------   --------    --------     --------     ----------    ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   5,317      4,775    190,691        1,603      1,397,414       674,929
                                                -------   --------    --------     --------     ----------    ----------
     Total Increase (Decrease) in Net
      Assets...................................  12,854     (3,314)   300,230       14,093      1,316,130       641,531
NET ASSETS
  Beginning of Year............................  32,323     35,637    292,117      278,024      4,181,623     3,540,092
                                                -------   --------    --------     --------     ----------    ----------
  End of Year.................................. $45,177   $ 32,323   $592,347     $292,117     $5,497,753    $4,181,623
                                                =======   ========    ========     ========     ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     435        473      8,148        3,363        347,476       201,532
  Shares Issued in Lieu of Cash
   Distributions...............................      95         78        280          249         69,418        12,306
  Shares Redeemed..............................    (335)      (367)    (1,053)      (3,414)      (132,019)      (85,422)
                                                -------   --------    --------     --------     ----------    ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     195        184      7,375          198        284,875       128,416
                                                =======   ========    ========     ========     ==========    ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    33   $    199   $    238     $    227     $ (280,250)   $ (148,335)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $92, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                                          SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                                        -----------------------  ------------------------
                                                            YEAR        YEAR         YEAR         YEAR
                                                           ENDED       ENDED        ENDED        ENDED
                                                          OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                            2017        2016         2017         2016
                                                        -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................... $   228,639  $  110,990  $   269,343  $   294,075
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................      14,569          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................      17,657      14,561      551,715      414,975
   Affiliated Investment Companies Shares
    Sold...............................................       2,178          --           14           --
   Futures.............................................         149         757       14,572       29,217
   Foreign Currency Transactions.......................           3           7       (1,896)       7,305
   Forward Currency Contracts..........................          --          --           --           27
   In-Kind Redemptions.................................          --          --       82,012       29,398
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........      43,892      61,152    2,598,933     (242,603)
   Affiliated Investment Companies Shares..............      (5,082)         --         (118)          --
   Futures.............................................          --          --        9,407       (3,458)
   Translation of Foreign Currency Denominated
    Amounts............................................          --          --        1,459       (1,796)
                                                        -----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     302,005     187,467    3,525,441      527,140
                                                        -----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (227,401)    (97,767)    (195,408)    (381,199)
  Net Short-Term Gains:
   Institutional Class Shares..........................      (2,070)         --       (3,853)          --
  Net Long-Term Gains:
   Institutional Class Shares..........................     (13,530)         --     (410,189)    (182,540)
                                                        -----------  ----------  -----------  -----------
    Total Distributions................................    (243,001)    (97,767)    (609,450)    (563,739)
                                                        -----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued........................................   2,695,188   1,524,272    1,958,045    2,066,905
  Shares Issued in Lieu of Cash Distributions..........     233,500      93,708      544,816      508,968
  Shares Redeemed......................................  (1,122,865)   (878,641)  (2,266,110)  (2,107,120)
                                                        -----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................   1,805,823     739,339      236,751      468,753
                                                        -----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets............   1,864,827     829,039    3,152,742      432,154
NET ASSETS
  Beginning of Year....................................   4,888,955   4,059,916   13,009,729   12,577,575
                                                        -----------  ----------  -----------  -----------
  End of Year.......................................... $ 6,753,782  $4,888,955  $16,162,471  $13,009,729
                                                        ===========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     251,258     139,784       93,807      113,522
  Shares Issued in Lieu of Cash Distributions..........      23,234       9,151       28,186       28,063
  Shares Redeemed......................................    (105,800)    (81,345)    (108,244)    (115,085)
                                                        -----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     168,692      67,590       13,749       26,500
                                                        ===========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................... $    59,540  $   61,223  $    41,552  $   (39,951)

                                                        INTERNATIONAL VECTOR EQUITY
                                                               PORTFOLIO
                                                        --------------------------
                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                         OCT. 31,      OCT. 31,
                                                           2017          2016
                                                         ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................... $   51,389    $   46,551
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................     10,627         4,157
   Affiliated Investment Companies Shares
    Sold...............................................         (1)           --
   Futures.............................................        158           182
   Foreign Currency Transactions.......................       (413)          127
   Forward Currency Contracts..........................         --           (44)
   In-Kind Redemptions.................................         --            --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........    459,554        16,206
   Affiliated Investment Companies Shares..............        (16)           --
   Futures.............................................         --            --
   Translation of Foreign Currency Denominated
    Amounts............................................        168          (165)
                                                         ----------    ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    521,466        67,014
                                                         ----------    ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (50,390)      (43,651)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --            --
  Net Long-Term Gains:
   Institutional Class Shares..........................     (4,041)       (5,716)
                                                         ----------    ----------
    Total Distributions................................    (54,431)      (49,367)
                                                         ----------    ----------
Capital Share Transactions (1):
  Shares Issued........................................    447,784       688,513
  Shares Issued in Lieu of Cash Distributions..........     53,927        48,918
  Shares Redeemed......................................   (295,368)     (493,518)
                                                         ----------    ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    206,343       243,913
                                                         ----------    ----------
    Total Increase (Decrease) in Net Assets............    673,378       261,560
NET ASSETS
  Beginning of Year....................................  1,856,474     1,594,914
                                                         ----------    ----------
  End of Year.......................................... $2,529,852    $1,856,474
                                                         ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     37,714        68,056
  Shares Issued in Lieu of Cash Distributions..........      4,561         4,797
  Shares Redeemed......................................    (24,782)      (48,877)
                                                         ----------    ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     17,493        23,976
                                                         ==========    ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................... $    4,130    $    4,967

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                    INTERNATIONAL HIGH RELATIVE WORLD EX U.S. VALUE WORLD EX U.S. TARGETED
                                                      PROFITABILITY PORTFOLIO        PORTFOLIO        VALUE PORTFOLIO
                                                    --------------------------- ------------------  ---------------------
                                                              PERIOD
                                                              MAY 16,             YEAR      YEAR      YEAR        YEAR
                                                            2017(A) TO           ENDED     ENDED     ENDED       ENDED
                                                             OCT. 31,           OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                                               2017               2017      2016      2017        2016
                                                    --------------------------- --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....................           $   426           $  5,730  $  5,412  $  7,583   $   5,264
  Capital Gain Distributions Received from
   Affiliated Investment Companies.................                --                653       256        --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold*....................              (165)             1,111    (2,948)   17,468       6,843
    Affiliated Investment Companies Shares
     Sold..........................................                --                599        --        --          --
    Futures........................................               (72)               262       112        --          --
    Foreign Currency Transactions..................                19                (26)       85       (26)        124
    Forward Currency Contracts.....................                --                 --        --        --           8
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................             3,720             41,263     7,285    65,446       5,177
    Affiliated Investment Companies Shares.........                --               (148)      148        (1)         --
    Futures........................................                --                 99       (19)       --          --
    Translation of Foreign Currency Denominated
     Amounts.......................................                (1)                13       (11)       19         (20)
                                                              -------           --------  --------  --------   ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations....................             3,927             49,556    10,320    90,489      17,396
                                                              -------           --------  --------  --------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.....................              (299)            (4,532)   (5,358)   (7,684)     (4,374)
                                                              -------           --------  --------  --------   ---------
     Total Distributions...........................              (299)            (4,532)   (5,358)   (7,684)     (4,374)
                                                              -------           --------  --------  --------   ---------
Capital Share Transactions (1):
  Shares Issued....................................            65,210             44,260    47,689   132,580     164,346
  Shares Issued in Lieu of Cash Distributions......               299              4,529     5,353     7,665       4,371
  Shares Redeemed..................................            (1,344)           (35,416)  (25,151)  (37,758)   (128,258)
                                                              -------           --------  --------  --------   ---------
     Net Increase (Decrease) from Capital
      Share Transactions...........................            64,165             13,373    27,891   102,487      40,459
                                                              -------           --------  --------  --------   ---------
     Total Increase (Decrease) in Net Assets.......            67,793             58,397    32,853   185,292      53,481
NET ASSETS
  Beginning of Period..............................                --            188,154   155,301   281,212     227,731
                                                              -------           --------  --------  --------   ---------
  End of Period....................................           $67,793           $246,551  $188,154  $466,504   $ 281,212
                                                              =======           ========  ========  ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued....................................             6,451              3,780     5,184     9,799      15,218
  Shares Issued in Lieu of Cash Distributions......                29                407       562       558         392
  Shares Redeemed..................................              (130)            (3,040)   (2,605)   (2,738)    (12,154)
                                                              -------           --------  --------  --------   ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed..........................             6,350              1,147     3,141     7,619       3,456
                                                              =======           ========  ========  ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)...........................................           $   146           $  2,027  $    737  $  1,206   $     882

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                             WORLD EX U.S. CORE EQUITY  WORLD CORE EQUITY  SELECTIVELY HEDGED
                                                                    PORTFOLIO               PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                             ------------------------  ------------------  ----------------------
                                                                YEAR         YEAR        YEAR      YEAR      YEAR        YEAR
                                                               ENDED        ENDED       ENDED     ENDED     ENDED       ENDED
                                                              OCT. 31,     OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                                                2017         2016        2017      2016      2017        2016
                                                             ----------   ----------   --------  --------  --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............................. $   54,316   $   37,861   $  8,719  $  5,949  $  6,540    $  5,406
  Capital Gain Distributions Received from Affiliated
   Investment Companies                                              --           --        898     1,313       894       2,164
   Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................      7,525       (2,134)         3    (2,896)       --        (989)
   Affiliated Investment Companies Shares Sold..............         (4)          --       (418)       --      (555)         --
   Futures..................................................         68         (629)        --        --     2,398       1,760
   Foreign Currency Transactions............................       (263)         189         --        --        --          --
   Forward Currency Contracts...............................         --           --         --        --    (1,466)        371
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............    443,948       47,901         (1)       --         5          --
   Affiliated Investment Companies Shares...................        (14)          --     90,087     9,340    64,639       6,150
   Futures..................................................         --           --         --        --     1,354      (1,100)
   Translation of Foreign Currency Denominated Amounts......        105         (103)        --        --        --          --
   Forward Currency Contracts...............................         --           --         --        --       775         541
                                                             ----------   ----------   --------  --------   --------    --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    505,681       83,085     99,288    13,706    74,584      14,303
                                                             ----------   ----------   --------  --------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................    (52,690)     (36,005)    (8,966)   (5,800)   (6,477)     (6,333)
  Net Short-Term Gains:
   Institutional Class Shares...............................         --           --        (67)       --      (260)       (115)
  Net Long-Term Gains:
   Institutional Class Shares...............................         --           --     (1,231)     (132)   (2,369)       (620)
                                                             ----------   ----------   --------  --------   --------    --------
    Total Distributions.....................................    (52,690)     (36,005)   (10,264)   (5,932)   (9,106)     (7,068)
                                                             ----------   ----------   --------  --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.............................................  1,011,672      729,178    124,892   189,580    90,620      77,521
  Shares Issued in Lieu of Cash Distributions...............     50,176       34,930     10,005     5,702     9,105       7,066
  Shares Redeemed...........................................   (365,917)    (325,571)   (47,259)  (35,482)  (52,903)    (47,024)
                                                             ----------   ----------   --------  --------   --------    --------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    695,931      438,537     87,638   159,800    46,822      37,563
                                                             ----------   ----------   --------  --------   --------    --------
    Total Increase (Decrease) in Net Assets.................  1,148,922      485,617    176,662   167,574   112,300      44,798
NET ASSETS
  Beginning of Period.......................................  1,656,445    1,170,828    370,229   202,655   289,904     245,106
                                                             ----------   ----------   --------  --------   --------    --------
  End of Period............................................. $2,805,367   $1,656,445   $546,891  $370,229  $402,204    $289,904
                                                             ==========   ==========   ========  ========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................     92,982       78,713      8,416    14,944     6,000       6,131
  Shares Issued in Lieu of Cash Distributions...............      4,555        3,690        690       451       649         552
  Shares Redeemed...........................................    (33,482)     (34,710)    (3,225)   (2,883)   (3,520)     (3,623)
                                                             ----------   ----------   --------  --------   --------    --------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     64,055       47,693      5,881    12,512     3,129       3,060
                                                             ==========   ==========   ========  ========   ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)........................... $    4,361   $    4,174   $     (4) $    205  $  2,600    $  4,245

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                    EMERGING MARKETS          EMERGING MARKETS      EMERGING MARKETS VALUE
                                                        PORTFOLIO           SMALL CAP PORTFOLIO            PORTFOLIO
                                                ------------------------  -----------------------  ------------------------
                                                    YEAR         YEAR         YEAR        YEAR         YEAR         YEAR
                                                   ENDED        ENDED        ENDED       ENDED        ENDED        ENDED
                                                  OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                    2017         2016         2017        2016         2017         2016
                                                -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   106,884  $    90,681  $   146,645  $  120,203  $   398,400  $   342,874
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      (9,141)    (105,635)     173,759     141,742     (258,290)     (77,435)
    Futures....................................       8,254        5,655        9,252       4,016       19,890       11,373
    Foreign Currency Transactions..............         (31)         955           78         338        2,920        3,728
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   1,198,559      506,131      931,907     394,050    3,745,161    1,954,176
    Futures....................................       1,186         (263)         854         286        3,766         (391)
    Translation of Foreign Currency
     Denominated Amounts.......................         (71)         204         (194)        579          (53)          46
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   1,305,640      497,728    1,262,301     661,214    3,911,794    2,234,371
                                                -----------  -----------  -----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares............................          --           --           --          --         (847)      (2,365)
    Institutional Class Shares.................    (107,522)     (89,527)    (147,304)   (124,387)    (339,766)    (436,707)
  Net Short-Term Gains:
    Institutional Class Shares.................          --           --      (10,357)         --           --           --
  Net Long-Term Gains:
    Institutional Class Shares.................          --           --     (117,099)    (36,697)          --           --
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Total Distributions.......................    (107,522)     (89,527)    (274,760)   (161,084)    (340,613)    (439,072)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   1,476,279    1,428,054    1,554,965     913,984    2,459,482    2,821,337
  Shares Issued in Lieu of Cash
   Distributions...............................     100,892       83,981      259,430     151,141      322,816      416,149
  Shares Redeemed..............................  (1,057,775)  (1,326,366)  (1,011,728)   (950,920)  (3,341,295)  (3,539,505)
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     519,396      185,669      802,667     114,205     (558,997)    (302,019)
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................   1,717,514      593,870    1,790,208     614,335    3,012,184    1,493,280
NET ASSETS
  Beginning of Year............................   4,915,400    4,321,530    5,459,509   4,845,174   16,402,244   14,908,964
                                                -----------  -----------  -----------  ----------  -----------  -----------
  End of Year.................................. $ 6,632,914  $ 4,915,400  $ 7,249,717  $5,459,509  $19,414,428  $16,402,244
                                                ===========  ===========  ===========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................      56,711       67,596       75,223      49,652       90,920      133,176
  Shares Issued in Lieu of Cash
   Distributions...............................       3,823        3,805       13,320       8,492       11,717       19,311
  Shares Redeemed..............................     (39,854)     (62,542)     (47,673)    (52,089)    (122,531)    (163,363)
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      20,680        8,859       40,870       6,055      (19,894)     (10,876)
                                                ===========  ===========  ===========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    (2,493) $     3,519  $     6,969  $   12,479  $     6,372  $   (49,300)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $68, $144 and $144, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                  EMERGING MARKETS CORE
                                                                                    EQUITY PORTFOLIO
                                                                                ------------------------
                                                                                    YEAR         YEAR
                                                                                   ENDED        ENDED
                                                                                  OCT. 31,     OCT. 31,
                                                                                    2017         2016
                                                                                -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................................. $   463,779  $   351,450
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................................................     (87,713)    (342,991)
    Affiliated Investment Companies Shares Sold................................         (17)          --
    Futures....................................................................      29,430       30,116
    Foreign Currency Transactions..............................................      (3,967)        (539)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................   4,549,390    2,038,618
    Affiliated Investment Companies Shares.....................................        (115)          --
    Futures....................................................................       9,334       (3,447)
    Translation of Foreign Currency Denominated Amounts........................        (275)         726
                                                                                -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   4,959,846    2,073,933
                                                                                -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................    (449,166)    (349,434)
                                                                                -----------  -----------
     Total Distributions.......................................................    (449,166)    (349,434)
                                                                                -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................................................   6,836,743    6,091,963
  Shares Issued in Lieu of Cash Distributions..................................     422,561      328,562
  Shares Redeemed..............................................................  (3,397,228)  (4,288,936)
                                                                                -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions...................   3,862,076    2,131,589
                                                                                -----------  -----------
     Total Increase (Decrease) in Net Assets...................................   8,372,756    3,856,088
NET ASSETS
  Beginning of Year............................................................  18,712,966   14,856,878
                                                                                -----------  -----------
  End of Year.................................................................. $27,085,722  $18,712,966
                                                                                ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................................................     342,803      379,414
  Shares Issued in Lieu of Cash Distributions..................................      20,857       19,496
  Shares Redeemed..............................................................    (170,351)    (265,600)
                                                                                -----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................     193,309      133,310
                                                                                ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................................................... $     6,324  $    11,774

----------
* Net of foreign capital gain taxes withheld of $0 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                                    ------------------------------------------------

                                                                      YEAR      YEAR      YEAR      YEAR      YEAR
                                                                     ENDED     ENDED     ENDED     ENDED     ENDED
                                                                    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                      2017      2016      2015      2014      2013
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............................... $  12.22  $  12.54  $  13.65  $  11.70  $   9.29
                                                                    --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................     0.18      0.10      0.07      0.07      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).......     2.63      0.45      0.53      1.94      2.42
                                                                    --------  --------  --------  --------  --------
   Total from Investment Operations................................     2.81      0.55      0.60      2.01      2.49
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................    (0.13)    (0.08)    (0.05)    (0.06)    (0.08)
  Net Realized Gains...............................................    (0.36)    (0.79)    (1.66)       --        --
                                                                    --------  --------  --------  --------  --------
   Total Distributions.............................................    (0.49)    (0.87)    (1.71)    (0.06)    (0.08)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................... $  14.54  $  12.22  $  12.54  $  13.65  $  11.70
=================================================================== ========  ========  ========  ========  ========
Total Return.......................................................    23.53%     4.75%     5.25%    17.18%    26.99%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................. $322,347  $238,413  $203,641  $216,719  $212,840
Ratio of Expenses to Average Net Assets............................     0.18%     0.23%     0.24%     0.23%     0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly).................................     0.24%     0.24%     0.24%     0.23%     0.24%
Ratio of Net Investment Income to Average Net Assets...............     1.36%     0.80%     0.53%     0.55%     0.63%
Portfolio Turnover Rate............................................      122%      119%      223%      202%      139%
----------------------------------------------------------------------------------------------------------------------

                                                                                 U.S. LARGE CAP EQUITY PORTFOLIO
                                                                    ---------------------------------------------------
                                                                                                                  PERIOD
                                                                       YEAR       YEAR      YEAR      YEAR       JUNE 25,
                                                                      ENDED      ENDED     ENDED     ENDED      2013(A) TO
                                                                     OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                                       2017       2016      2015      2014         2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............................... $    13.06  $  12.86  $  12.65  $  11.07   $  10.00
                                                                    ----------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................       0.26      0.25      0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized and Unrealized).......       2.87      0.19      0.21      1.57       1.04
                                                                    ----------  --------  --------  --------   --------
   Total from Investment Operations................................       3.13      0.44      0.44      1.78       1.10
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................      (0.26)    (0.24)    (0.21)    (0.20)     (0.03)
  Net Realized Gains...............................................         --        --     (0.02)       --         --
                                                                    ----------  --------  --------  --------   --------
   Total Distributions.............................................      (0.26)    (0.24)    (0.23)    (0.20)     (0.03)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................... $    15.93  $  13.06  $  12.86  $  12.65   $  11.07
=================================================================== ==========  ========  ========  ========  ==========
Total Return.......................................................      24.16%     3.51%     3.49%    16.19%     11.01%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................. $1,212,883  $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets............................       0.17%     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly).................................       0.17%     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets...............       1.74%     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate............................................         11%       12%       12%        1%         0%(D)
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                U.S. LARGE CAP VALUE PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                                  ENDED        ENDED        ENDED        ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                   2017         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     32.63  $     33.27  $     33.75  $     29.72  $     22.34
                                                               -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.74         0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities (Realized and Unrealized)...        6.99         0.71        (0.32)        4.02         7.38
                                                               -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations...........................        7.73         1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.70)       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains...........................................       (0.82)       (1.35)       (0.19)          --           --
                                                               -----------  -----------  -----------  -----------  -----------
   Total Distributions........................................       (1.52)       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
=============================================================  ===========  ===========  ===========  ===========  ===========
Total Return..................................................       24.11%        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $23,732,871  $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net Assets (B)...................        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................        0.37%        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to Average Net Assets..........        2.03%        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                               --------------------------------------------
                                                                 YEAR     YEAR     YEAR      YEAR     YEAR
                                                                ENDED    ENDED    ENDED     ENDED    ENDED
                                                               OCT. 31, OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                 2017     2016     2015      2014     2013
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $ 21.26  $ 21.58  $ 23.19   $ 22.63   $17.28
                                                               -------  -------  -------   -------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................    0.25     0.24     0.26      0.18     0.27
 Net Gains (Losses) on Securities (Realized and Unrealized)...    4.66     0.60    (0.61)     1.86     6.28
                                                               -------  -------  -------   -------   ------
Total from Investment Operations..............................    4.91     0.84    (0.35)     2.04     6.55
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................   (0.24)   (0.27)   (0.25)    (0.16)   (0.22)
 Net Realized Gains...........................................   (0.78)   (0.89)   (1.01)    (1.32)   (0.98)
                                                               -------  -------  -------   -------   ------
   Total Distributions........................................   (1.02)   (1.16)   (1.26)    (1.48)   (1.20)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $ 25.15  $ 21.26  $ 21.58   $ 23.19   $22.63
=============================================================  ======== ======== ========  ======== ========
Total Return..................................................   23.32%    4.21%   (1.33)%    9.47%   40.39%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $54,960  $35,661  $40,159   $16,971   $9,470
Ratio of Expenses to Average Net Assets.......................    0.47%    0.47%    0.47%     0.47%    0.47%
Ratio of Net Investment Income to Average Net Assets..........    1.03%    1.16%    1.15%     0.79%    1.42%
Portfolio Turnover Rate.......................................      23%      28%      15%       10%      16%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                               -----------------------------------------------
                                                                 YEAR      YEAR       YEAR      YEAR     YEAR
                                                                ENDED     ENDED      ENDED     ENDED    ENDED
                                                               OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,
                                                                 2017      2016       2015      2014     2013
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $  21.16  $  21.51  $  23.12   $ 22.57  $ 17.26
                                                               --------  --------  --------   -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................     0.21      0.20      0.23      0.15     0.19
 Net Gains (Losses) on Securities (Realized and Unrealized)...     4.65      0.60     (0.61)     1.84     6.31
                                                               --------  --------  --------   -------  -------
   Total from Investment Operations...........................     4.86      0.80     (0.38)     1.99     6.50
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................    (0.21)    (0.26)    (0.22)    (0.12)   (0.21)
 Net Realized Gains...........................................    (0.78)    (0.89)    (1.01)    (1.32)   (0.98)
                                                               --------  --------  --------   -------  -------
   Total Distributions........................................    (0.99)    (1.15)    (1.23)    (1.44)   (1.19)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $  25.03  $  21.16  $  21.51   $ 23.12  $ 22.57
=============================================================  ========  ========  ========   ======== ========
Total Return..................................................    23.17%     4.04%    (1.49)%    9.30%   40.10%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $156,809  $147,945  $135,412   $82,977  $23,305
Ratio of Expenses to Average Net Assets.......................     0.62%     0.62%     0.63%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets..........     0.90%     1.00%     1.02%     0.64%    0.95%
Portfolio Turnover Rate.......................................       23%       28%       15%       10%      16%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                               ------------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2017        2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     21.26  $    21.56  $    23.16   $    22.60  $    17.28
                                                               -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.27        0.25        0.29         0.21        0.24
 Net Gains (Losses) on Securities (Realized and Unrealized)...        4.67        0.60       (0.61)        1.85        6.31
                                                               -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................        4.94        0.85       (0.32)        2.06        6.55
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.26)      (0.26)      (0.27)       (0.18)      (0.25)
 Net Realized Gains...........................................       (0.78)      (0.89)      (1.01)       (1.32)      (0.98)
                                                               -----------  ----------  ----------   ----------  ----------
   Total Distributions........................................       (1.04)      (1.15)      (1.28)       (1.50)      (1.23)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     25.16  $    21.26  $    21.56   $    23.16  $    22.60
=============================================================  ===========  ==========  ==========   ==========  ==========
Total Return..................................................       23.46%       4.29%      (1.20)%       9.58%      40.40%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $10,528,662  $7,884,683  $6,987,896   $5,490,959  $4,180,974
Ratio of Expenses to Average Net Assets.......................        0.37%       0.37%       0.37%        0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets..........        1.13%       1.24%       1.28%        0.90%       1.25%
Portfolio Turnover Rate.......................................          23%         28%         15%          10%         16%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                U.S. SMALL CAP VALUE PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR          YEAR        YEAR
                                                                  ENDED        ENDED        ENDED         ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                                   2017         2016         2015          2014        2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     32.75  $     33.08  $     35.82   $     34.48  $    26.57
                                                               -----------  -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.31         0.32         0.41          0.23        0.39
 Net Gains (Losses) on Securities (Realized and Unrealized)...        7.71         1.06        (1.44)         2.93        9.41
                                                               -----------  -----------  -----------   -----------  ----------
   Total from Investment Operations...........................        8.02         1.38        (1.03)         3.16        9.80
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.30)       (0.33)       (0.38)        (0.22)      (0.37)
 Net Realized Gains...........................................       (1.40)       (1.38)       (1.33)        (1.60)      (1.52)
                                                               -----------  -----------  -----------   -----------  ----------
   Total Distributions........................................       (1.70)       (1.71)       (1.71)        (1.82)      (1.89)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     39.07  $     32.75  $     33.08   $     35.82  $    34.48
=============================================================  ===========  ===========  ===========   ===========  ==========
Total Return..................................................       24.67%        4.49%       (2.83)%        9.49%      39.35%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $15,165,867  $12,613,185  $11,680,262   $11,512,306  $9,526,981
Ratio of Expenses to Average Net Assets.......................        0.52%        0.52%        0.52%         0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets..........        0.83%        1.01%        1.18%         0.66%       1.28%
Portfolio Turnover Rate.......................................          24%          19%          17%            9%         14%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    U.S. CORE EQUITY 1 PORTFOLIO
                                                   --------------------------------------------------------------  ------------
                                                       YEAR         YEAR         YEAR         YEAR        YEAR         YEAR
                                                      ENDED        ENDED        ENDED        ENDED       ENDED        ENDED
                                                     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                       2017         2016         2015         2014        2013         2017
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $     18.00  $     17.90  $     17.71  $     15.74  $    12.11  $     17.19
                                                   -----------  -----------  -----------  -----------  ----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.33         0.33         0.31         0.27        0.25         0.31
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        4.12         0.30         0.26         2.02        3.62         3.83
                                                   -----------  -----------  -----------  -----------  ----------  -----------
   Total from Investment Operations...............        4.45         0.63         0.57         2.29        3.87         4.14
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.35)       (0.32)       (0.30)       (0.25)      (0.24)       (0.31)
  Net Realized Gains..............................       (0.09)       (0.21)       (0.08)       (0.07)         --        (0.12)
                                                   -----------  -----------  -----------  -----------  ----------  -----------
   Total Distributions............................       (0.44)       (0.53)       (0.38)       (0.32)      (0.24)       (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $     22.01  $     18.00  $     17.90  $     17.71  $    15.74  $     20.90
=================================================  ===========  ===========  ===========  ===========  ==========  ===========
Total Return......................................       24.93%        3.68%        3.26%       14.72%      32.32%       24.36%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $20,762,742  $14,960,159  $13,275,774  $10,780,830  $7,566,179  $22,515,418
Ratio of Expenses to Average Net Assets...........        0.19%        0.19%        0.19%        0.19%       0.19%        0.22%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.64%        1.88%        1.71%        1.61%       1.79%        1.59%
Portfolio Turnover Rate...........................           3%           4%           4%           5%          1%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                        U.S. CORE EQUITY 2 PORTFOLIO
                                                   --------------------------------------------------
                                                       YEAR         YEAR         YEAR        YEAR
                                                      ENDED        ENDED        ENDED       ENDED
                                                     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                       2016         2015         2014        2013
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $     17.26  $     17.34  $     15.62  $    11.99
                                                   -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.31         0.30         0.26        0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.25         0.02         1.86        3.73
                                                   -----------  -----------  -----------  ----------
   Total from Investment Operations...............        0.56         0.32         2.12        3.97
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.30)       (0.28)       (0.24)      (0.24)
  Net Realized Gains..............................       (0.33)       (0.12)       (0.16)      (0.10)
                                                   -----------  -----------  -----------  ----------
   Total Distributions............................       (0.63)       (0.40)       (0.40)      (0.34)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $     17.19  $     17.26  $     17.34  $    15.62
=================================================  ===========  ===========  ===========  ==========
Total Return......................................        3.47%        1.92%       13.78%      33.66%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $16,851,046  $15,200,564  $12,919,176  $9,989,564
Ratio of Expenses to Average Net Assets...........        0.22%        0.22%        0.22%       0.22%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.87%        1.68%        1.55%       1.74%
Portfolio Turnover Rate...........................           4%           5%           6%          3%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. VECTOR EQUITY PORTFOLIO
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR        YEAR
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016         2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    15.93  $    16.22  $    17.04   $    15.62  $    11.61
                                                               ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.24        0.25        0.25         0.21        0.20
 Net Gains (Losses) on Securities (Realized and Unrealized)...       3.65        0.24       (0.30)        1.62        4.03
                                                               ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................       3.89        0.49       (0.05)        1.83        4.23
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.23)      (0.25)      (0.24)       (0.19)      (0.20)
 Net Realized Gains...........................................      (0.43)      (0.53)      (0.53)       (0.22)      (0.02)
                                                               ----------  ----------  ----------   ----------  ----------
   Total Distributions........................................      (0.66)      (0.78)      (0.77)       (0.41)      (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    19.16  $    15.93  $    16.22   $    17.04  $    15.62
=============================================================  ==========  ==========  ==========   ==========  ==========
Total Return..................................................      24.73%       3.28%      (0.18)%      11.91%      36.80%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $4,724,003  $3,822,647  $3,651,529   $3,501,319  $2,893,842
Ratio of Expenses to Average Net Assets.......................       0.32%       0.32%       0.32%        0.32%       0.32%
Ratio of Net Investment Income to Average Net Assets..........       1.36%       1.64%       1.50%        1.26%       1.50%
Portfolio Turnover Rate.......................................         10%         10%         10%          10%          3%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  U.S. SMALL CAP PORTFOLIO
                                                               -------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR        YEAR        YEAR
                                                                  ENDED        ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2017         2016         2015        2014        2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     30.14  $     30.84  $     31.38  $    30.03  $    23.11
                                                               -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.35         0.34         0.35        0.26        0.35
 Net Gains (Losses) on Securities (Realized and Unrealized)...        7.17         0.77         0.33        2.27        8.13
                                                               -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations...........................        7.52         1.11         0.68        2.53        8.48
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.35)       (0.35)       (0.33)      (0.24)      (0.36)
 Net Realized Gains...........................................       (0.83)       (1.46)       (0.89)      (0.94)      (1.20)
                                                               -----------  -----------  -----------  ----------  ----------
   Total Distributions........................................       (1.18)       (1.81)       (1.22)      (1.18)      (1.56)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     36.48  $     30.14  $     30.84  $    31.38  $    30.03
=============================================================  ===========  ===========  ===========  ==========  ==========
Total Return..................................................       25.21%        3.89%        2.34%       8.67%      39.03%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $16,931,787  $12,977,199  $10,616,542  $9,247,716  $7,446,827
Ratio of Expenses to Average Net Assets.......................        0.37%        0.37%        0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets..........        1.04%        1.16%        1.10%       0.86%       1.33%
Portfolio Turnover Rate.......................................          14%          10%          11%          9%         10%
------------------------------------------------------------------------------------------------------------------------------

                                                                                U.S. MICRO CAP PORTFOLIO
                                                               ----------------------------------------------------------
                                                                  YEAR        YEAR        YEAR        YEAR        YEAR
                                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016        2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
                                                               ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.16        0.16        0.16        0.14        0.19
 Net Gains (Losses) on Securities (Realized and Unrealized)...       5.12        0.60        0.02        1.35        5.57
                                                               ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...........................       5.28        0.76        0.18        1.49        5.76
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.16)      (0.16)      (0.16)      (0.13)      (0.20)
 Net Realized Gains...........................................      (0.94)      (1.02)      (1.12)      (0.90)      (0.76)
                                                               ----------  ----------  ----------  ----------  ----------
   Total Distributions........................................      (1.10)      (1.18)      (1.28)      (1.03)      (0.96)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
=============================================================  ==========  ==========  ==========  ==========  ==========
Total Return..................................................      28.91%       4.32%       1.11%       7.88%      41.34%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $6,306,730  $5,128,323  $5,007,091  $5,029,027  $4,695,831
Ratio of Expenses to Average Net Assets.......................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets..........       0.75%       0.88%       0.82%       0.69%       1.16%
Portfolio Turnover Rate.......................................         15%         15%         14%         12%         11%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                U.S. HIGH RELATIVE
                                              PROFITABILITY PORTFOLIO            DFA REAL ESTATE SECURITIES PORTFOLIO
                                              ----------------------- ----------------------------------------------------------
                                                      PERIOD
                                                      MAY 16,            YEAR        YEAR        YEAR        YEAR        YEAR
                                                    2017(A) TO          ENDED       ENDED       ENDED       ENDED       ENDED
                                                     OCT. 31,          OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017              2017        2016        2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........        $  10.00         $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
                                                     --------         ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............            0.07               0.84        1.09        0.90        0.72        0.67
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................            0.91               1.12        1.18        0.95        4.62        1.95
                                                     --------         ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........            0.98               1.96        2.27        1.85        5.34        2.62
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................           (0.05)             (0.98)      (0.99)      (1.05)      (0.87)      (0.68)
 Net Realized Gains..........................              --              (0.31)         --          --          --          --
                                                     --------         ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................           (0.05)             (1.29)      (0.99)      (1.05)      (0.87)      (0.68)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............        $  10.93         $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
============================================  ======================= ==========  ==========  ==========  ==========  ==========
Total Return.................................            9.84%(D)           5.86%       6.89%       5.89%      19.80%      10.28%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........        $141,073         $8,281,176  $7,260,180  $6,553,192  $6,607,759  $4,677,418
Ratio of Expenses to Average Net Assets......            0.23%(C)(E)        0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly).................................            0.35%(C)(E)        0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average
 Net Assets..................................            1.45%(C)(E)        2.43%       3.15%       2.75%       2.48%       2.42%
Portfolio Turnover Rate......................               0%(D)              1%          3%          4%          0%          1%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       LARGE CAP INTERNATIONAL PORTFOLIO
                                                         ------------------------------------------------------------
                                                            YEAR         YEAR         YEAR        YEAR        YEAR
                                                           ENDED        ENDED        ENDED       ENDED       ENDED
                                                          OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                            2017         2016         2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $    19.52  $    20.36   $    21.59   $    22.20  $    18.33
                                                         ----------  ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.58        0.57         0.58         0.75        0.58
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       4.00       (0.86)       (1.24)       (0.62)       3.90
                                                         ----------  ----------   ----------   ----------  ----------
   Total from Investment Operations.....................       4.58       (0.29)       (0.66)        0.13        4.48
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
  Net Realized Gains....................................         --          --           --           --          --
                                                         ----------  ----------   ----------   ----------  ----------
   Total Distributions..................................      (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $    23.52  $    19.52   $    20.36   $    21.59  $    22.20
======================================================== ==========  ==========   ==========   ==========  ==========
Total Return............................................      23.79%      (1.30)%      (3.10)%       0.47%      24.85%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $4,723,090  $3,527,775   $3,150,334   $3,127,847  $2,755,114
Ratio of Expenses to Average Net Assets.................       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Net Investment Income to Average Net Assets....       2.72%       2.95%        2.71%        3.35%       2.90%
Portfolio Turnover Rate.................................         10%         10%          10%           4%          5%
-----------------------------------------------------------------------------------------------------------------------

                                                                        INTERNATIONAL CORE EQUITY PORTFOLIO
                                                         ----------------------------------------------------------------
                                                             YEAR         YEAR         YEAR          YEAR         YEAR
                                                            ENDED        ENDED        ENDED         ENDED        ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,
                                                             2017         2016         2015          2014         2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $     11.58  $     11.69  $     12.15   $     12.57   $    10.10
                                                         -----------  -----------  -----------   -----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................        0.34         0.32         0.32          0.38         0.31
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................        2.63        (0.15)       (0.45)        (0.43)        2.47
                                                         -----------  -----------  -----------   -----------   ----------
   Total from Investment Operations.....................        2.97         0.17        (0.13)        (0.05)        2.78
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................       (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
  Net Realized Gains....................................          --           --           --            --           --
                                                         -----------  -----------  -----------   -----------   ----------
   Total Distributions..................................       (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $     14.23  $     11.58  $     11.69   $     12.15   $    12.57
======================================================== ===========  ===========  ===========   ===========   ==========
Total Return............................................       26.02%        1.62%       (1.10)%       (0.55)%      27.98%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $25,443,968  $16,983,011  $14,420,568   $12,294,542   $9,508,466
Ratio of Expenses to Average Net Assets.................        0.30%        0.38%        0.38%         0.38%        0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................        0.32%        0.38%        0.38%         0.38%        0.39%
Ratio of Net Investment Income to Average Net Assets....        2.62%        2.83%        2.63%         3.01%        2.80%
Portfolio Turnover Rate.................................           6%           2%           4%            7%           3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                           INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                               -------------------------------------------------------------

                                                                   YEAR         YEAR        YEAR         YEAR        YEAR
                                                                  ENDED        ENDED       ENDED        ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                   2017         2016        2015         2014        2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................... $     17.78  $     17.78  $    18.24  $    19.40   $    15.28
                                                               -----------  -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.41         0.43        0.41        0.42         0.42
 Net Gains (Losses) on Securities (Realized and Unrealized)...        4.13         0.48        0.12       (0.62)        4.16
                                                               -----------  -----------  ----------  ----------   ----------
   Total from Investment Operations...........................        4.54         0.91        0.53       (0.20)        4.58
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.34)       (0.51)      (0.42)      (0.42)       (0.37)
 Net Realized Gains...........................................       (0.46)       (0.40)      (0.57)      (0.54)       (0.09)
                                                               -----------  -----------  ----------  ----------   ----------
   Total Distributions........................................       (0.80)       (0.91)      (0.99)      (0.96)       (0.46)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................ $     21.52  $     17.78  $    17.78  $    18.24   $    19.40
=============================================================  ===========  ===========  ==========  ==========   ==========
Total Return..................................................       26.54%        5.43%       3.30%      (1.09)%      30.66%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $13,490,290  $10,387,361  $9,323,492  $8,844,517   $8,520,717
Ratio of Expenses to Average Net Assets (B)...................        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Net Investment Income to Average Net Assets..........        2.14%        2.47%       2.30%       2.15%        2.47%
------------------------------------------------------------------------------------------------------------------------------

                                                                   GLOBAL
                                                                   SMALL
                                                                  COMPANY
                                                                 PORTFOLIO
                                                               ----------
                                                                   PERIOD
                                                                  JAN. 18,
                                                                 2017(A) TO
                                                                  OCT. 31,
                                                                    2017
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..........................  $ 10.00
                                                                -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................     0.14
 Net Gains (Losses) on Securities (Realized and Unrealized)...     1.39
                                                                -------
   Total from Investment Operations...........................     1.53
------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       --
 Net Realized Gains...........................................       --
                                                                -------
   Total Distributions........................................       --
------------------------------------------------------------------------------
Net Asset Value, End of Period................................  $ 11.53
=============================================================  ==========
Total Return..................................................    15.30%(D)
------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........................  $15,021
Ratio of Expenses to Average Net Assets (B)...................     0.42%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................     1.14%(C)(E)
Ratio of Net Investment Income to Average Net Assets..........     1.74%(C)(E)
------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     JAPANESE SMALL COMPANY PORTFOLIO
                                                                             ------------------------------------------------
                                                                               YEAR      YEAR      YEAR      YEAR      YEAR
                                                                              ENDED     ENDED     ENDED     ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                               2017      2016      2015      2014      2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  23.01  $  20.46  $  19.15  $  19.33  $  14.99
                                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.37      0.32      0.25      0.24      0.26
  Net Gains (Losses) on Securities (Realized and Unrealized)................     5.61      2.51      1.36      0.13      4.21
                                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................................     5.98      2.83      1.61      0.37      4.47
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.43)    (0.28)    (0.30)    (0.55)    (0.13)
  Net Realized Gains........................................................       --        --        --        --        --
                                                                             --------  --------  --------  --------  --------
   Total Distributions......................................................    (0.43)    (0.28)    (0.30)    (0.55)    (0.13)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  28.56  $  23.01  $  20.46  $  19.15  $  19.33
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................    26.56%    14.04%     8.62%     2.00%    30.06%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $647,978  $509,413  $463,997  $508,190  $414,132
Ratio of Expenses to Average Net Assets (B).................................     0.54%     0.54%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.64%     0.64%     0.57%     0.55%     0.56%
Ratio of Net Investment Income to Average Net Assets........................     1.50%     1.57%     1.27%     1.25%     1.51%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                    ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                                             --------------------------------------------------
                                                                               YEAR      YEAR       YEAR       YEAR      YEAR
                                                                              ENDED     ENDED      ENDED      ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,
                                                                               2017      2016       2015       2014      2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  21.27  $  19.06  $  22.88   $  24.82   $  23.22
                                                                             --------  --------  --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.74      0.71      0.75       0.83       1.01
  Net Gains (Losses) on Securities (Realized and Unrealized)................     2.45      2.24     (3.51)     (1.81)      1.37
                                                                             --------  --------  --------   --------   --------
   Total from Investment Operations.........................................     3.19      2.95     (2.76)     (0.98)      2.38
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
  Net Realized Gains........................................................       --        --        --         --         --
                                                                             --------  --------  --------   --------   --------
   Total Distributions......................................................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  23.71  $  21.27  $  19.06   $  22.88   $  24.82
============================================================================ ========  ========  ========   ========   ========
Total Return................................................................    15.70%    16.18%   (12.19)%    (3.84)%    10.46%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $332,153  $251,575  $200,270   $364,117   $331,166
Ratio of Expenses to Average Net Assets (B).................................     0.54%     0.54%     0.55%      0.55%      0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.64%     0.64%     0.57%      0.55%      0.57%
Ratio of Net Investment Income to Average Net Assets........................     3.41%     3.57%     3.67%      3.53%      4.26%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                             --------------------------------------------
                                                                               YEAR     YEAR      YEAR     YEAR     YEAR
                                                                              ENDED    ENDED     ENDED    ENDED    ENDED
                                                                             OCT. 31, OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                               2017     2016      2015     2014     2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $ 27.21  $ 35.50   $ 35.92  $ 36.96  $ 27.81
                                                                             -------  -------   -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.87     1.18      1.06     0.95     0.88
  Net Gains (Losses) on Securities (Realized and Unrealized)................    6.67    (6.55)     1.95    (0.65)    9.17
                                                                             -------  -------   -------  -------  -------
   Total from Investment Operations.........................................    7.54    (5.37)     3.01     0.30    10.05
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.93)   (1.29)    (1.05)   (0.93)   (0.90)
  Net Realized Gains........................................................   (1.15)   (1.63)    (2.38)   (0.41)      --
                                                                             -------  -------   -------  -------  -------
   Total Distributions......................................................   (2.08)   (2.92)    (3.43)   (1.34)   (0.90)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $ 32.67  $ 27.21   $ 35.50  $ 35.92  $ 36.96
============================================================================ ======== ========  ======== ======== ========
Total Return................................................................   29.28%  (16.20)%    9.43%    0.73%   36.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $45,177  $32,323   $35,637  $35,050  $37,096
Ratio of Expenses to Average Net Assets (B).................................    0.59%    0.59%     0.58%    0.58%    0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B).......................................................    0.71%    0.71%     0.62%    0.62%    0.63%
Ratio of Net Investment Income to Average Net Assets........................    2.93%    3.87%     2.99%    2.50%    2.79%
---------------------------------------------------------------------------------------------------------------------------

                                                                                           CONTINENTAL SMALL COMPANY PORTFOLIO
                                                                             ---------------------------------------------------
                                                                                 YEAR         YEAR         YEAR         YEAR
                                                                                ENDED        ENDED        ENDED        ENDED
                                                                               OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                                 2017         2016         2015         2014
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  21.48     $  20.74     $  19.34     $  20.26
                                                                             --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.45         0.43         0.43         0.42
  Net Gains (Losses) on Securities (Realized and Unrealized)................     6.73         0.72         1.38        (0.90)
                                                                             --------     --------     --------     --------
   Total from Investment Operations.........................................     7.18         1.15         1.81        (0.48)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.42)       (0.41)       (0.41)       (0.44)
  Net Realized Gains........................................................       --           --           --           --
                                                                             --------     --------     --------     --------
   Total Distributions......................................................    (0.42)       (0.41)       (0.41)       (0.44)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  28.24     $  21.48     $  20.74     $  19.34
============================================================================ ========     ========     ========     ========
Total Return................................................................    33.68%        5.70%        9.37%       (2.68)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $592,347     $292,117     $278,024     $168,961
Ratio of Expenses to Average Net Assets (B).................................     0.56%(B)     0.54%(B)     0.55%(B)     0.56%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B).......................................................     0.66%(B)     0.64%(B)     0.58%(B)     0.56%(B)
Ratio of Net Investment Income to Average Net Assets........................     1.78%        2.08%        2.09%        1.97%
---------------------------------------------------------------------------------------------------------------------------------

                                                                             ---------
                                                                                 YEAR
                                                                                ENDED
                                                                               OCT. 31,
                                                                                 2013
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  14.51
                                                                             --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.37
  Net Gains (Losses) on Securities (Realized and Unrealized)................     5.78
                                                                             --------
   Total from Investment Operations.........................................     6.15
-----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.40)
  Net Realized Gains........................................................       --
                                                                             --------
   Total Distributions......................................................    (0.40)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  20.26
============================================================================ ========
Total Return................................................................    42.99%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $170,806
Ratio of Expenses to Average Net Assets (B).................................     0.58%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B).......................................................     0.58%(B)
Ratio of Net Investment Income to Average Net Assets........................     2.16%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                    -----------------------------------------------------------  --------------
                                                       YEAR        YEAR         YEAR        YEAR        YEAR          YEAR
                                                      ENDED       ENDED        ENDED       ENDED       ENDED         ENDED
                                                     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,
                                                       2017        2016         2015        2014        2013          2017
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     5.23  $     5.27  $     5.63   $     5.48  $     5.67  $    10.84
                                                    ----------  ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.21        0.20        0.19         0.22        0.22        0.43
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.04       (0.15)      (0.22)        0.19        0.25        0.15
                                                    ----------  ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations................       0.25        0.05       (0.03)        0.41        0.47        0.58
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.41)      (0.09)      (0.33)       (0.26)      (0.66)      (0.49)
  Net Realized Gains...............................         --          --          --           --          --       (0.03)
                                                    ----------  ----------  ----------   ----------  ----------  ----------
   Total Distributions.............................      (0.41)      (0.09)      (0.33)       (0.26)      (0.66)      (0.52)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $     5.07  $     5.23  $     5.27   $     5.63  $     5.48  $    10.90
=================================================== ==========  ==========  ==========   ==========  ==========  ==========
Total Return.......................................       5.46%       1.05%      (0.37)%       8.21%       9.24%       5.82%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $5,497,753  $4,181,623  $3,540,092   $3,088,376  $2,158,977  $6,753,782
Ratio of Expenses to Average Net Assets............       0.28%       0.28%       0.32%        0.38%       0.39%       0.24%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................       0.28%       0.28%       0.32%        0.38%       0.39%       0.37%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       4.19%       3.71%       3.64%        4.14%       4.07%       4.03%
Portfolio Turnover Rate............................          1%          1%          2%           1%          5%          2%
--------------------------------------------------------------------------------------------------------------------------------

                                                     DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                    --------------------------------------------------------
                                                         YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED
                                                       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                         2016           2015           2014           2013
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $    10.59     $    10.63     $     9.59     $     9.33
                                                    ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.27           0.44           0.31           0.49
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.23          (0.09)          1.05           0.37
                                                    ----------     ----------     ----------     ----------
   Total from Investment Operations................       0.50           0.35           1.36           0.86
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.25)         (0.39)         (0.32)         (0.60)
  Net Realized Gains...............................         --             --             --             --
                                                    ----------     ----------     ----------     ----------
   Total Distributions.............................      (0.25)         (0.39)         (0.32)         (0.60)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $    10.84     $    10.59     $    10.63     $     9.59
=================================================== ==========     ==========     ==========     ==========
Total Return.......................................       4.87%          3.44%         14.98%          9.74%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $4,888,955     $4,059,916     $3,305,472     $2,082,707
Ratio of Expenses to Average Net Assets............       0.24%(B)       0.27%(B)       0.32%(B)       0.32%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................       0.38%(B)       0.45%(B)       0.55%(B)       0.55%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       2.45%          4.16%          3.21%          5.18%
Portfolio Turnover Rate............................          2%             1%           N/A            N/A
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                         ---------------------------------------------------------------
                                                             YEAR         YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                             2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $     19.31  $     19.44  $     19.55  $     20.17  $     15.16
                                                         -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................        0.39         0.44         0.38         0.37         0.37
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................        4.72         0.29         0.22        (0.34)        5.21
                                                         -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations.....................        5.11         0.73         0.60         0.03         5.58
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................       (0.29)       (0.58)       (0.37)       (0.35)       (0.36)
  Net Realized Gains....................................       (0.62)       (0.28)       (0.34)       (0.30)       (0.21)
                                                         -----------  -----------  -----------  -----------  -----------
   Total Distributions..................................       (0.91)       (0.86)       (0.71)       (0.65)       (0.57)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $     23.51  $     19.31  $     19.44  $     19.55  $     20.17
======================================================== ===========  ===========  ===========  ===========  ===========
Total Return............................................       27.49%        4.09%        3.31%        0.13%       37.79%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $16,162,471  $13,009,729  $12,577,575  $11,684,771  $11,148,899
Ratio of Expenses to Average Net Assets.................        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Net Investment Income to Average Net Assets....        1.85%        2.38%        1.94%        1.78%        2.16%
Portfolio Turnover Rate.................................          21%          19%          18%           8%           9%
--------------------------------------------------------------------------------------------------------------------------

                                                                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                         ------------------------------------------------------------
                                                            YEAR        YEAR         YEAR         YEAR        YEAR
                                                           ENDED       ENDED        ENDED        ENDED       ENDED
                                                          OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                            2017        2016         2015         2014        2013
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $    10.78  $    10.76  $    11.26   $    11.75   $     9.33
                                                         ----------  ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.28        0.28        0.28         0.32         0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       2.57        0.05       (0.41)       (0.43)        2.44
                                                         ----------  ----------  ----------   ----------   ----------
   Total from Investment Operations.....................       2.85        0.33       (0.13)       (0.11)        2.70
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.28)      (0.27)      (0.27)       (0.30)       (0.25)
  Net Realized Gains....................................      (0.02)      (0.04)      (0.10)       (0.08)       (0.03)
                                                         ----------  ----------  ----------   ----------   ----------
   Total Distributions..................................      (0.30)      (0.31)      (0.37)       (0.38)       (0.28)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $    13.33  $    10.78  $    10.76   $    11.26   $    11.75
======================================================== ==========  ==========  ==========   ==========   ==========
Total Return............................................      26.83%       3.21%      (1.14)%      (1.05)%      29.52%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $2,529,852  $1,856,474  $1,594,914   $1,305,553   $1,090,774
Ratio of Expenses to Average Net Assets.................       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Net Investment Income to Average Net Assets....       2.36%       2.73%       2.50%        2.64%        2.51%
Portfolio Turnover Rate.................................          5%          4%          8%           8%           2%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              INTERNATIONAL
                                                  HIGH
                                                RELATIVE
                                              PROFITABILITY
                                                PORTFOLIO                        WORLD EX U.S. VALUE PORTFOLIO
                                              -------------     ------------------------------------------------------------
                                                 PERIOD
                                                 MAY 16,            YEAR         YEAR         YEAR         YEAR         YEAR
                                               2017(A) TO          ENDED        ENDED        ENDED        ENDED        ENDED
                                                OCT. 31,          OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                  2017              2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........    $ 10.00        $  10.31     $  10.28     $  11.43     $  11.93     $   9.94
                                                 -------        --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............       0.08            0.31         0.31         0.30         0.42         0.29
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................       0.66            2.33         0.03        (1.18)       (0.50)        2.02
                                                 -------        --------     --------     --------     --------     --------
   Total from Investment Operations..........       0.74            2.64         0.34        (0.88)       (0.08)        2.31
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................      (0.06)          (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
 Net Realized Gains..........................         --              --           --           --           --           --
                                                 -------        --------     --------     --------     --------     --------
   Total Distributions.......................      (0.06)          (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............    $ 10.68        $  12.71     $  10.31     $  10.28     $  11.43     $  11.93
============================================  =============     ========     ========     ========     ========     ========
Total Return.................................       7.38%(D)       25.97%        3.54%       (7.77)%      (0.81)%      23.61%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........    $67,793        $246,551     $188,154     $155,301     $113,951     $117,587
Ratio of Expenses to Average Net Assets......       0.31%(C)(E)     0.52%(B)     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly).................................       0.65%(C)(E)     0.75%(B)     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)
Ratio of Net Investment Income to Average
 Net Assets..................................       1.76%(C)(E)     2.69%        3.20%        2.69%        3.54%        2.61%
Portfolio Turnover Rate......................          2%(D)         N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                               -------------------------------------------------
                                                                                                            PERIOD
                                                                 YEAR      YEAR       YEAR      YEAR       NOV. 1,
                                                                ENDED     ENDED      ENDED     ENDED      2012(A) TO
                                                               OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                                 2017      2016       2015      2014         2013
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................... $  12.04  $  11.44  $  12.08   $  12.46   $ 10.00
                                                               --------  --------  --------   --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................     0.28      0.25      0.23       0.23      0.20
 Net Gains (Losses) on Securities (Realized and Unrealized)...     3.01      0.55     (0.58)     (0.22)     2.46
                                                               --------  --------  --------   --------   -------
   Total from Investment Operations...........................     3.29      0.80     (0.35)      0.01      2.66
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................    (0.27)    (0.20)    (0.26)     (0.24)    (0.20)
 Net Realized Gains...........................................       --        --     (0.03)     (0.15)       --
                                                               --------  --------  --------   --------   -------
   Total Distributions........................................    (0.27)    (0.20)    (0.29)     (0.39)    (0.20)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................ $  15.06  $  12.04  $  11.44   $  12.08   $ 12.46
=============================================================  ========  ========  ========   ========  ==========
Total Return..................................................    27.61%     7.18%    (2.88)%     0.06%    26.90%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $466,504  $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets.......................     0.67%     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly) (B)..............................................     0.67%     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net Assets..........     2.04%     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate.......................................       17%       28%        1%       N/A       N/A
------------------------------------------------------------------------------------------------------------------------

                                                                             WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                               ---------------------------------------------------------
                                                                                                                   PERIOD
                                                                  YEAR        YEAR         YEAR        YEAR       APRIL 9,
                                                                 ENDED       ENDED        ENDED       ENDED      2013(A) TO
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                                  2017        2016         2015        2014         2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................... $     9.93  $     9.83  $    10.49   $  10.77    $  10.00
                                                               ----------  ----------  ----------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.27        0.26        0.26       0.28        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...       2.21        0.08       (0.72)     (0.27)       0.77
                                                               ----------  ----------  ----------   --------    --------
   Total from Investment Operations...........................       2.48        0.34       (0.46)      0.01        0.95
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.26)      (0.24)      (0.20)     (0.28)      (0.18)
 Net Realized Gains...........................................         --          --          --      (0.01)         --
                                                               ----------  ----------  ----------   --------    --------
   Total Distributions........................................      (0.26)      (0.24)      (0.20)     (0.29)      (0.18)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................ $    12.15  $     9.93  $     9.83   $  10.49    $  10.77
=============================================================  ==========  ==========  ==========   ========   ==========
Total Return..................................................      25.33%       3.58%      (4.50)%    (0.04)%      9.62%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,805,367  $1,656,445  $1,170,828   $406,648    $129,720
Ratio of Expenses to Average Net Assets.......................       0.40%       0.47%       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly) (B)..............................................       0.40%       0.47%       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net Assets..........       2.48%       2.67%       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate.......................................          4%          1%          1%       N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       WORLD CORE EQUITY PORTFOLIO
                                                                             -----------------------------------------------
                                                                               YEAR      YEAR       YEAR      YEAR     YEAR
                                                                              ENDED     ENDED      ENDED     ENDED    ENDED
                                                                             OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,
                                                                               2017      2016       2015      2014     2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  13.14  $  12.94  $  13.33   $ 12.71   $10.24
                                                                             --------  --------  --------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.29      0.27      0.26      0.17     0.23
  Net Gains (Losses) on Securities (Realized and Unrealized)................     2.98      0.20     (0.35)     0.87     2.47
                                                                             --------  --------  --------   -------   ------
   Total from Investment Operations.........................................     3.27      0.47     (0.09)     1.04     2.70
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.30)    (0.26)    (0.26)    (0.24)   (0.23)
  Net Realized Gains........................................................    (0.05)    (0.01)    (0.04)    (0.18)      --
                                                                             --------  --------  --------   -------   ------
   Total Distributions......................................................    (0.35)    (0.27)    (0.30)    (0.42)   (0.23)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  16.06  $  13.14  $  12.94   $ 13.33   $12.71
============================================================================ ========  ========  ========   ======== ========
Total Return................................................................    25.14%     3.73%    (0.61)%    8.36%   26.77%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $546,891  $370,229  $202,655   $75,707   $1,728
Ratio of Expenses to Average Net Assets (B).................................     0.35%     0.35%     0.35%     0.35%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.60%     0.64%     0.65%     0.97%    5.71%
Ratio of Net Investment Income to Average Net Assets........................     1.95%     2.14%     1.95%     1.27%    2.01%
------------------------------------------------------------------------------------------------------------------------------

                                                                                SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                                             ------------------------------------------------
                                                                               YEAR      YEAR       YEAR      YEAR      YEAR
                                                                              ENDED     ENDED      ENDED     ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                               2017      2016       2015      2014      2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  13.67  $  13.50  $  14.20   $  13.63  $ 10.87
                                                                             --------  --------  --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.29      0.26      0.27       0.27     0.24
  Net Gains (Losses) on Securities (Realized and Unrealized)................     2.98      0.30     (0.34)      0.76     2.65
                                                                             --------  --------  --------   --------  -------
   Total from Investment Operations.........................................     3.27      0.56     (0.07)      1.03     2.89
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.30)    (0.35)    (0.42)     (0.32)   (0.10)
  Net Realized Gains........................................................    (0.12)    (0.04)    (0.21)     (0.14)   (0.03)
                                                                             --------  --------  --------   --------  -------
   Total Distributions......................................................    (0.42)    (0.39)    (0.63)     (0.46)   (0.13)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  16.52  $  13.67  $  13.50   $  14.20  $ 13.63
============================================================================ ========  ========  ========   ========  ========
Total Return................................................................    24.54%     4.32%    (0.34)%     7.83%   26.86%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $402,204  $289,904  $245,106   $147,276  $91,348
Ratio of Expenses to Average Net Assets (B).................................     0.35%     0.35%     0.40%      0.40%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.62%     0.64%     0.66%      0.69%    0.72%
Ratio of Net Investment Income to Average Net Assets........................     1.90%     2.03%     1.93%      1.94%    1.93%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                EMERGING MARKETS PORTFOLIO
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR        YEAR
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    24.12  $    22.17  $    26.64   $    26.97  $    26.06
                                                               ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.49        0.45        0.49         0.56        0.52
 Net Gains (Losses) on Securities (Realized and Unrealized)...       5.43        1.95       (4.54)       (0.20)       1.17
                                                               ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................       5.92        2.40       (4.05)        0.36        1.69
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.49)      (0.45)      (0.42)       (0.53)      (0.50)
 Net Realized Gains...........................................         --          --          --        (0.16)      (0.28)
                                                               ----------  ----------  ----------   ----------  ----------
   Total Distributions........................................      (0.49)      (0.45)      (0.42)       (0.69)      (0.78)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    29.55  $    24.12  $    22.17   $    26.64  $    26.97
=============================================================  ==========  ==========  ==========   ==========  ==========
Total Return..................................................      24.83%      11.01%     (15.24)%       1.33%       6.58%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $6,632,914  $4,915,400  $4,321,530   $4,073,698  $3,655,740
Ratio of Expenses to Average Net Assets (B)...................       0.50%       0.56%       0.57%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................       0.60%       0.66%       0.60%        0.56%       0.57%
Ratio of Net Investment Income to Average Net Assets..........       1.88%       2.04%       1.97%        2.11%       1.97%
----------------------------------------------------------------------------------------------------------------------------

                                                                           EMERGING MARKETS SMALL CAP PORTFOLIO
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR        YEAR
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016         2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    20.39  $    18.51  $    21.42   $    21.10  $    20.33
                                                               ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.49        0.45        0.43         0.43        0.40
 Net Gains (Losses) on Securities (Realized and Unrealized)...       3.58        2.04       (2.53)        0.62        1.37
                                                               ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................       4.07        2.49       (2.10)        1.05        1.77
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.51)      (0.47)      (0.41)       (0.40)      (0.39)
 Net Realized Gains...........................................      (0.46)      (0.14)      (0.40)       (0.33)      (0.61)
                                                               ----------  ----------  ----------   ----------  ----------
   Total Distributions........................................      (0.97)      (0.61)      (0.81)       (0.73)      (1.00)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    23.49  $    20.39  $    18.51   $    21.42  $    21.10
=============================================================  ==========  ==========  ==========   ==========  ==========
Total Return..................................................      21.00%      13.96%      (9.88)%       5.12%       8.92%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $7,249,717  $5,459,509  $4,845,174   $4,860,603  $4,041,863
Ratio of Expenses to Average Net Assets (B)...................       0.73%       0.72%       0.73%        0.72%       0.75%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................       0.93%       0.92%       0.78%        0.72%       0.75%
Ratio of Net Investment Income to Average Net Assets..........       2.32%       2.43%       2.16%        2.02%       1.91%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                                            ----------------------------------------------
                                                                              YEAR      YEAR     YEAR      YEAR      YEAR
                                                                             ENDED     ENDED    ENDED     ENDED     ENDED
                                                                            OCT. 31,  OCT. 31, OCT. 31,  OCT. 31,  OCT. 31,
                                                                              2017      2016     2015      2014      2013
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year......................................... $ 24.71   $ 22.18  $ 27.79   $ 29.27   $  28.21
                                                                            -------   -------  -------   -------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..........................................    0.31      0.46     0.49      0.59       0.47
 Net Gains (Losses) on Securities (Realized and Unrealized)................    5.60      2.75    (5.61)    (1.10)      1.68
                                                                            -------   -------  -------   -------   --------
   Total from Investment Operations........................................    5.91      3.21    (5.12)    (0.51)      2.15
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....................................................   (0.49)    (0.68)   (0.49)    (0.55)     (0.50)
 Net Realized Gains........................................................      --        --       --     (0.42)     (0.59)
                                                                            -------   -------  -------   -------   --------
   Total Distributions.....................................................   (0.49)    (0.68)   (0.49)    (0.97)     (1.09)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................... $ 30.13   $ 24.71  $ 22.18   $ 27.79   $  29.27
==========================================================================  ========  ======== ========  ========  ========
Total Return...............................................................   24.11%    14.98%  (18.49)%   (1.75)%     7.75%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................ $31,198   $97,923  $74,076   $99,066   $106,070
Ratio of Expenses to Average Net Assets (B)................................    0.81%     0.81%    0.81%     0.80%      0.82%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B)......................................................    0.91%     0.91%    0.84%     0.80%      0.82%
Ratio of Net Investment Income to Average Net Assets.......................    1.19%     2.08%    1.93%     2.09%      1.65%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                               -----------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR          YEAR          YEAR
                                                                  ENDED        ENDED        ENDED         ENDED         ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,
                                                                   2017         2016         2015          2014          2013
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     24.84  $     22.22  $     27.81   $     29.28   $     28.22
                                                               -----------  -----------  -----------   -----------   -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.61         0.51         0.54          0.66          0.55
 Net Gains (Losses) on Securities (Realized and Unrealized)...        5.40         2.77        (5.60)        (1.10)         1.67
                                                               -----------  -----------  -----------   -----------   -----------
   Total from Investment Operations...........................        6.01         3.28        (5.06)        (0.44)         2.22
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.53)       (0.66)       (0.53)        (0.61)        (0.57)
 Net Realized Gains...........................................          --           --           --         (0.42)        (0.59)
                                                               -----------  -----------  -----------   -----------   -----------
   Total Distributions........................................       (0.53)       (0.66)       (0.53)        (1.03)        (1.16)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     30.32  $     24.84  $     22.22   $     27.81   $     29.28
=============================================================  ===========  ===========  ===========   ===========   ===========
Total Return..................................................       24.41%       15.23%      (18.27)%       (1.51)%        8.01%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $19,383,230  $16,304,321  $14,834,888   $18,647,276   $19,162,837
Ratio of Expenses to Average Net Assets (B)...................        0.57%        0.56%        0.56%         0.55%         0.57%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly) (B)...........        0.67%        0.66%        0.59%         0.55%         0.57%
Ratio of Net Investment Income to Average Net Assets..........        2.23%        2.31%        2.12%         2.35%         1.91%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                               ----------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR          YEAR         YEAR
                                                                  ENDED        ENDED        ENDED         ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,
                                                                   2017         2016         2015          2014         2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     18.40  $     16.81  $     20.08   $     20.09  $     19.00
                                                               -----------  -----------  -----------   -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.42         0.37         0.39          0.42         0.39
 Net Gains (Losses) on Securities (Realized and Unrealized)...        3.95         1.59        (3.29)        (0.03)        1.07
                                                               -----------  -----------  -----------   -----------  -----------
   Total from Investment Operations...........................        4.37         1.96        (2.90)         0.39         1.46
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
                                                               -----------  -----------  -----------   -----------  -----------
   Total Distributions........................................       (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     22.38  $     18.40  $     16.81   $     20.08  $     20.09
=============================================================  ===========  ===========  ===========   ===========  ===========
Total Return..................................................       24.02%       11.87%      (14.49)%        1.89%        7.75%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $27,085,722  $18,712,966  $14,856,878   $15,727,547  $13,020,962
Ratio of Expenses to Average Net Assets.......................        0.55%        0.61%        0.62%         0.61%        0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)..........        0.56%        0.61%        0.62%         0.61%        0.63%
Ratio of Net Investment Income to Average Net Assets..........        2.08%        2.20%        2.06%         2.10%        1.97%
Portfolio Turnover Rate.......................................           4%           3%           5%            2%           1%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which thirty-four (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five Portfolios (the "Master Fund" or "Underlying Fund") within DFAITC. Global Small Company Portfolio invests in seven Master/Underlying Funds within the Fund and DFAITC. DFA Global Real Estate Securities Portfolio invests in two Master/Underlying Funds within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Master/Underlying Funds within the Fund. At October 31, 2017, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FEEDER FUNDS                                   MASTER/UNDERLYING FUNDS                   AT 10/31/17
------------                                   -----------------------                   -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series               86%
Japanese Small Company Portfolio               The Japanese Small Company Series             16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series         18%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series        2%
Continental Small Company Portfolio            The Continental Small Company Series          10%
Emerging Markets Portfolio                     The Emerging Markets Series                   99%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series         99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund       99%

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FUND OF FUNDS                                  MASTER/UNDERLYING FUNDS                   AT 10/31/17
-------------                                  -----------------------                   -----------
International Small Company Portfolio          The Continental Small Company Series          89%
                                               The Japanese Small Company Series             84%
                                               The United Kingdom Small Company Series       96%
                                               The Asia Pacific Small Company Series         82%
                                               The Canadian Small Company Series             98%
Global Small Company Portfolio                 U.S. Small Cap Portfolio                      --*
                                               The Continental Small Company Series          --*
                                               The Japanese Small Company Series             --*
                                               The Asia Pacific Small Company Series         --*
                                               The United Kingdom Small Company Series       --*
                                               The Emerging Markets Small Cap Series         --*
                                               The Canadian Small Company Series             --*
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio          19%
                                               DFA International Real Estate Securities      43%
                                                 Portfolio

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FUND OF FUNDS                               MASTER/UNDERLYING FUNDS                      AT 10/31/17
-------------                               -----------------------                      -----------
World ex U.S. Value Portfolio               Dimensional Emerging Markets Value Fund          --*
                                            DFA International Small Cap Value Portfolio      --*
                                            The DFA International Value Series                1%
World Core Equity Portfolio                 U.S. Core Equity 1 Portfolio                      1%
                                            International Core Equity Portfolio               1%
                                            Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio  U.S. Core Equity 2 Portfolio                      1%
                                            International Core Equity Portfolio               1%
                                            Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master/Underlying
  Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in corresponding Master Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master/Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and International High Relative Profitability Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International

Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the year ended October 31, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              Enhanced U.S. Large Company Portfolio........ 0.20%
              U.S. Large Cap Equity Portfolio.............. 0.15%
              U.S. Large Cap Value Portfolio............... 0.25%
              U.S. Targeted Value Portfolio................ 0.35%
              U.S. Small Cap Value Portfolio............... 0.50%
              U.S. Core Equity 1 Portfolio................. 0.17%
              U.S. Core Equity 2 Portfolio................. 0.20%
              U.S. Vector Equity Portfolio................. 0.30%
              U.S. Small Cap Portfolio..................... 0.35%
              U.S. Micro Cap Portfolio..................... 0.50%
              U.S. High Relative Profitability Portfolio... 0.20%
              DFA Real Estate Securities Portfolio......... 0.17%
              Large Cap International Portfolio (1)........ 0.21%

              International Core Equity Portfolio (2)...... 0.29%
              International Small Company Portfolio........ 0.40%
              Global Small Company Portfolio............... 0.45%
              Japanese Small Company Portfolio............. 0.50%
              Asia Pacific Small Company Portfolio......... 0.50%
              United Kingdom Small Company Portfolio....... 0.50%
              Continental Small Company Portfolio.......... 0.50%
              DFA International Real Estate Securities
                Portfolio.................................. 0.25%
              DFA Global Real Estate Securities Portfolio.. 0.20%
              DFA International Small Cap Value Portfolio.. 0.65%
              International Vector Equity Portfolio........ 0.45%
              International High Relative Profitability
                Portfolio.................................. 0.25%
              World ex U.S. Value Portfolio................ 0.47%
              World ex U.S. Targeted Value Portfolio....... 0.58%
              World ex U.S. Core Equity Portfolio (3)...... 0.34%
              World Core Equity Portfolio.................. 0.30%
              Selectively Hedged Global Equity Portfolio... 0.30%
              Emerging Markets Portfolio (4)............... 0.44%
              Emerging Markets Small Cap Portfolio......... 0.65%
              Emerging Markets Value Portfolio............. 0.50%
              Emerging Markets Core Equity Portfolio (5)... 0.49%

   (1) Effective February 28, 2017, the Large Cap International Portfolio's investment management fee was reduced from 0.25% to 0.20%.

   (2) Effective February 28, 2017, the International Core Equity Portfolio's investment management fee was reduced from 0.35% to 0.27%.

   (3) Effective February 28, 2017, the World ex U.S. Core Equity Portfolio's investment management fee was reduced from 0.40% to 0.32%.

   (4) Effective February 28, 2017, the Emerging Markets Portfolio's investment management fee was reduced from 0.50% to 0.42%.

   (5) Effective February 28, 2017, the Emerging Markets Core Equity Portfolio's investment management fee was reduced from 0.55% to 0.47%.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2018 (and February 28, 2019 with respect to the U.S. and International High Relative Profitability Portfolios), and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the

Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                      PREVIOUSLY       NET WAIVED FEES/
                                                                      RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES                               AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------                             ---------- ---------------- ----------------- ---------------------
Enhanced U.S. Large Company Portfolio (1).............    0.15%            --           $   158             $   158
U.S. Large Cap Equity Portfolio (1)...................    0.19%            --                --                  --
U.S. Large Cap Value Portfolio (2)....................    0.25%            --                --              21,047
U.S. Targeted Value Portfolio (3).....................    0.50%            --                --                  --
U.S. Core Equity 1 Portfolio (1)......................    0.23%            --                --                  --
U.S. Core Equity 2 Portfolio (1)......................    0.26%            --                --                  --
U.S. Vector Equity Portfolio (1)......................    0.36%            --                --                  --
U.S. High Relative Profitability Portfolio (4)........    0.25%            --                56                  56
DFA Real Estate Securities Portfolio (1)..............    0.18%        $    1             2,068                 737
Large Cap International Portfolio (1).................    0.24%           227                40                  40
International Core Equity Portfolio (1)...............    0.30%           236             2,592               2,592
International Small Company Portfolio (5).............    0.45%            --                --                  --
Global Small Company Portfolio (4)....................    0.49%            --                57                  57
Japanese Small Company Portfolio (6)..................    0.47%            --                --                 558
Asia Pacific Small Company Portfolio (6)..............    0.47%            --                --                 279
United Kingdom Small Company Portfolio (6)............    0.47%            --                23                  52
Continental Small Company Portfolio (6)...............    0.47%            --                --                 425
DFA International Real Estate Securities Portfolio (7)    0.29%            --                --                  --
DFA Global Real Estate Securities Portfolio (8).......    0.24%            --            20,528               7,281
International Vector Equity Portfolio (1).............    0.60%            --                --                  --
International High Relative Profitability
  Portfolio (4).......................................    0.35%            --                62                  62
World ex U.S. Value Portfolio (9).....................    0.60%            --             1,146                 480
World ex U.S. Targeted Value Portfolio (10)...........    0.80%            --               839                  --
World ex U.S. Core Equity Portfolio (11)..............    0.39%           260               960                  56
World Core Equity Portfolio (12)......................    0.35%            60             2,377               1,102
Selectively Hedged Global Equity Portfolio (13).......    0.40%            --             2,284                 912
Emerging Markets Portfolio (14).......................    0.49%            --                --               5,677
Emerging Markets Small Cap Portfolio (2)..............    0.65%            --                --              12,617
Emerging Markets Value Portfolio (2)..................    0.50%            --                --              17,805
Emerging Markets Core Equity Portfolio (1)............    0.54%         1,535             1,257               1,257

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (15)....................    0.62%            --                --                  --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (15)....................    0.77%            --                --                  --
Emerging Markets Value Portfolio (16).................    0.96%            --                --                  51

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

   (6) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.47% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (8) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (13) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (15) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (16) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                              FEES PAID
                                                              INDIRECTLY
                                                              ----------
        Enhanced U.S. Large Company Portfolio................   $    8
        Large Cap International Portfolio....................      402
        International Core Equity Portfolio..................    2,290
        DFA International Real Estate Securities Portfolio...      470
        DFA International Small Cap Value Portfolio..........      851
        International Vector Equity Portfolio................       61
        International High Relative Profitability Portfolio..        8
        World ex U.S. Targeted Value Portfolio...............       15
        World ex U.S. Core Equity Portfolio..................      145
        Emerging Markets Core Equity Portfolio...............    1,907

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $303 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

          Enhanced U.S. Large Company Portfolio................ $ 11
          U.S. Large Cap Equity Portfolio......................   10
          U.S. Large Cap Value Portfolio.......................  513
          U.S. Targeted Value Portfolio........................  182
          U.S. Small Cap Value Portfolio.......................  430
          U.S. Core Equity 1 Portfolio.........................  310
          U.S. Core Equity 2 Portfolio.........................  409
          U.S. Vector Equity Portfolio.........................  110
          U.S. Small Cap Portfolio.............................  298
          U.S. Micro Cap Portfolio.............................  201
          U.S. High Relative Profitability Portfolio...........   --*
          DFA Real Estate Securities Portfolio.................  193

          Large Cap International Portfolio.................... $111
          International Core Equity Portfolio..................  395
          International Small Company Portfolio................  331
          Global Small Company Portfolio.......................   --*
          Japanese Small Company Portfolio.....................   14
          Asia Pacific Small Company Portfolio.................    9
          United Kingdom Small Company Portfolio...............    2
          Continental Small Company Portfolio..................    9
          DFA International Real Estate Securities Portfolio...   87
          DFA Global Real Estate Securities Portfolio..........   85
          DFA International Small Cap Value Portfolio..........  462
          International Vector Equity Portfolio................   37
          International High Relative Profitability Portfolio..   --*
          World ex U.S. Value Portfolio........................    3
          World ex U.S. Targeted Value Portfolio...............    4
          World ex U.S. Core Equity Portfolio..................   19
          World Core Equity Portfolio..........................    4
          Selectively Hedged Global Equity Portfolio...........    4
          Emerging Markets Portfolio...........................  151
          Emerging Markets Small Cap Portfolio.................  134
          Emerging Markets Value Portfolio.....................  602
          Emerging Markets Core Equity Portfolio...............  409

* Amounts are less than $500.

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Portfolios' transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                                       U.S. GOVERNMENT     OTHER INVESTMENT
                                                          SECURITIES          SECURITIES
                                                      ------------------ ---------------------
                                                      PURCHASES  SALES   PURCHASES    SALES
                                                      --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio................ $155,401  $131,314 $  251,994 $  190,834
U.S. Large Cap Equity Portfolio......................       --        --    282,550    110,308
U.S. Targeted Value Portfolio........................       --        --  3,504,187  2,211,537
U.S. Small Cap Value Portfolio.......................       --        --  3,818,928  3,403,460
U.S. Core Equity 1 Portfolio.........................       --        --  3,030,255    625,507
U.S. Core Equity 2 Portfolio.........................       --        --  3,127,021    996,803
U.S. Vector Equity Portfolio.........................       --        --    632,779    454,216
U.S. Small Cap Portfolio.............................       --        --  3,680,593  2,141,958
U.S. Micro Cap Portfolio.............................       --        --    901,923    891,742
U.S. High Relative Profitability Portfolio...........       --        --    130,627         --
DFA Real Estate Securities Portfolio.................       --        --    996,308     93,691
Large Cap International Portfolio....................       --        --    793,207    411,646
International Core Equity Portfolio..................       --        --  5,314,722  1,226,825
DFA International Real Estate Securities Portfolio...       --        --  1,319,906     60,620
DFA Global Real Estate Securities Portfolio..........       --        --  1,794,179    122,190
DFA International Small Cap Value Portfolio..........       --        --  3,064,079  3,154,788
International Vector Equity Portfolio................       --        --    294,858    103,411
International High Relative Profitability Portfolio..       --        --     64,964      1,249
World ex U.S. Targeted Value Portfolio...............       --        --    165,388     63,212
World ex U.S. Core Equity Portfolio..................       --        --    789,239     88,974
Emerging Markets Core Equity Portfolio...............       --        --  4,810,011    905,023

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                         NET REALIZED                                        DIVIDEND
                                                         GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                         ON SALES OF   UNREALIZED                           AFFILIATED
                       BALANCE AT  PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                        10/31/16    AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                      ---------- ----------- ---------- ------------ ------------- ---------- ------------ -----------
ENHANCED U.S. LARGE
 COMPANY PORTFOLIO
DFA Short Term
 Investment Fund......         -- $    58,705 $   55,678    $   1         $  (1)    $    3,027       262      $    20
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL.................         -- $    58,705 $   55,678    $   1         $  (1)    $    3,027       262      $    20
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. LARGE CAP EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund...... $   46,037 $   179,364 $  184,140       --         $  (7)    $   41,253     3,565      $   345
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $   46,037 $   179,364 $  184,140       --         $  (7)    $   41,253     3,565      $   345
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. TARGETED VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,240,541 $ 6,386,480 $5,956,063    $  (1)        $(188)    $1,670,768   144,393      $14,893
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,240,541 $ 6,386,480 $5,956,063    $  (1)        $(188)    $1,670,768   144,393      $14,893
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,802,024 $ 6,928,776 $6,896,311    $  22         $(217)    $1,834,294   158,525      $18,916
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,802,024 $ 6,928,776 $6,896,311    $  22         $(217)    $1,834,294   158,525      $18,916
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. CORE EQUITY 1
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,416,231 $ 8,238,839 $8,014,001    $ (35)        $(188)    $1,640,846   141,807      $17,129
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,416,231 $ 8,238,839 $8,014,001    $ (35)        $(188)    $1,640,846   141,807      $17,129
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,865,190 $ 8,155,788 $7,729,357    $  31         $(261)    $2,291,391   198,029      $20,619
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,865,190 $ 8,155,788 $7,729,357    $  31         $(261)    $2,291,391   198,029      $20,619
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. VECTOR EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund...... $  509,342 $ 1,890,875 $1,827,962    $   5         $ (57)    $  572,203    49,451      $ 5,509
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $  509,342 $ 1,890,875 $1,827,962    $   5         $ (57)    $  572,203    49,451      $ 5,509
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. SMALL CAP
 PORTFOLIO
DFA Short Term
 Investment Fund...... $2,565,605 $10,291,293 $9,273,767    $(107)        $(345)    $3,582,679   309,626      $32,487
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $2,565,605 $10,291,293 $9,273,767    $(107)        $(345)    $3,582,679   309,626      $32,487
                       ========== =========== ==========    =====         =====     ==========   =======      =======

                       CAPITAL GAIN
                       DISTRIBUTIONS
                           FROM
                        AFFILIATED
                        INVESTMENT
-                      -------------
ENHANCED U.S. LARGE
 COMPANY PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. LARGE CAP EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. TARGETED VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. CORE EQUITY 1
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. VECTOR EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. SMALL CAP
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==


                                                           NET REALIZED                                        DIVIDEND
                                                           GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                           ON SALES OF   UNREALIZED                           AFFILIATED
                          BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                           10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                         ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
U.S. MICRO CAP
 PORTFOLIO
DFA Short Term
 Investment Fund......... $  804,805 $2,986,300 $2,703,756     $ 12         $(105)    $1,087,256    93,964      $ 8,676
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  804,805 $2,986,300 $2,703,756     $ 12         $(105)    $1,087,256    93,964      $ 8,676
                          ========== ========== ==========     ====         =====     ==========   =======      =======

U.S. HIGH RELATIVE
 PROFITABILITY PORTFOLIO
DFA Short Term
 Investment Fund.........         -- $   30,332 $   22,318     $ (1)        $  (1)    $    8,012       692      $    28
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL....................         -- $   30,332 $   22,318     $ (1)        $  (1)    $    8,012       692      $    28
                          ========== ========== ==========     ====         =====     ==========   =======      =======

DFA REAL ESTATE
 SECURITIES PORTFOLIO
DFA Short Term
 Investment Fund......... $  461,557 $3,026,892 $3,071,363     $(67)        $ (61)    $  416,958    36,035      $ 5,244
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  461,557 $3,026,892 $3,071,363     $(67)        $ (61)    $  416,958    36,035      $ 5,244
                          ========== ========== ==========     ====         =====     ==========   =======      =======

LARGE CAP INTERNATIONAL
 PORTFOLIO
DFA Short Term
 Investment Fund......... $  207,774 $1,495,874 $1,429,941     $ 51         $ (72)    $  273,686    23,653      $ 2,322
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  207,774 $1,495,874 $1,429,941     $ 51         $ (72)    $  273,686    23,653      $ 2,322
                          ========== ========== ==========     ====         =====     ==========   =======      =======

INTERNATIONAL CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund......... $1,236,638 $5,405,700 $4,931,321     $ 10         $(168)    $1,710,859   147,858      $15,665
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $1,236,638 $5,405,700 $4,931,321     $ 10         $(168)    $1,710,859   147,858      $15,665
                          ========== ========== ==========     ====         =====     ==========   =======      =======

GLOBAL SMALL COMPANY
 PORTFOLIO
U.S. Small Cap
 Portfolio...............         -- $    7,263 $      201     $ (6)        $ 517     $    7,573       208           --
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL....................         -- $    7,263 $      201     $ (6)        $ 517     $    7,573       208           --
                          ========== ========== ==========     ====         =====     ==========   =======      =======

DFA INTERNATIONAL REAL
 ESTATE SECURITIES
 PORTFOLIO
DFA Short Term
 Investment Fund......... $  157,926 $2,280,745 $2,253,075     $ 21         $ (17)    $  185,600    16,040      $ 1,784
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  157,926 $2,280,745 $2,253,075     $ 21         $ (17)    $  185,600    16,040      $ 1,784
                          ========== ========== ==========     ====         =====     ==========   =======      =======

                          CAPITAL GAIN
                          DISTRIBUTIONS
                              FROM
                           AFFILIATED
                           INVESTMENT
-                         -------------
U.S. MICRO CAP
 PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

U.S. HIGH RELATIVE
 PROFITABILITY PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

DFA REAL ESTATE
 SECURITIES PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

LARGE CAP INTERNATIONAL
 PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

INTERNATIONAL CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

GLOBAL SMALL COMPANY
 PORTFOLIO
U.S. Small Cap
 Portfolio...............      --
                               --
TOTAL....................      --
                               ==

DFA INTERNATIONAL REAL
 ESTATE SECURITIES
 PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==


                                                          NET REALIZED                                        DIVIDEND
                                                          GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                          ON SALES OF   UNREALIZED                           AFFILIATED
                         BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                          10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                        ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA GLOBAL REAL ESTATE
 SECURITIES PORTFOLIO
DFA International Real
 Estate Securities
 Portfolio.............. $1,678,314 $  777,401 $   53,675   $(9,418)     $(24,134)   $2,368,488   467,157     $132,577
DFA Real Estate
 Securities Portfolio...  1,619,318         --     66,594    11,583        19,068     1,583,375    45,252       59,893
DFA Short Term
 Investment Fund........     34,028  1,172,717  1,098,902        13           (16)      107,840     9,320        1,472
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $3,331,660 $1,950,118 $1,219,171   $ 2,178      $ (5,082)   $4,059,703   521,729     $193,942
                         ========== ========== ==========   =======      ========    ==========   =======     ========

DFA INTERNATIONAL
 SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund........ $  947,513 $2,806,301 $2,843,689   $    14      $   (118)   $  910,021    78,647     $  8,511
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $  947,513 $2,806,301 $2,843,689   $    14      $   (118)   $  910,021    78,647     $  8,511
                         ========== ========== ==========   =======      ========    ==========   =======     ========

INTERNATIONAL VECTOR
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........ $  144,254 $  529,862 $  504,875   $    (1)     $    (16)   $  169,224    14,625     $  1,692
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $  144,254 $  529,862 $  504,875   $    (1)     $    (16)   $  169,224    14,625     $  1,692
                         ========== ========== ==========   =======      ========    ==========   =======     ========

WORLD EX U.S. VALUE
 PORTFOLIO
DFA International Small
 Cap Value Portfolio.... $   20,452 $    4,118 $    4,328   $   599      $  3,983    $   24,824     1,056     $    307
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $   20,452 $    4,118 $    4,328   $   599      $  3,983    $   24,824     1,056     $    307
                         ========== ========== ==========   =======      ========    ==========   =======     ========

INTERNATIONAL HIGH
 RELATIVE PROFITABILITY
 PORTFOLIO
DFA Short Term
 Investment Fund........         -- $    6,869 $    4,926        --            --    $    1,943       168     $      4
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL...................         -- $    6,869 $    4,926        --            --    $    1,943       168     $      4
                         ========== ========== ==========   =======      ========    ==========   =======     ========

WORLD EX U.S. TARGETED
 VALUE PORTFOLIO
DFA Short Term
 Investment Fund........ $    7,145 $   26,018 $   25,989        --      $     (1)   $    7,173       620     $     80
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $    7,145 $   26,018 $   25,989        --      $     (1)   $    7,173       620     $     80
                         ========== ========== ==========   =======      ========    ==========   =======     ========

WORLD EX U.S. CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........ $  101,533 $  431,733 $  375,223   $    (4)     $    (14)   $  158,025    13,657     $  1,344
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $  101,533 $  431,733 $  375,223   $    (4)     $    (14)   $  158,025    13,657     $  1,344
                         ========== ========== ==========   =======      ========    ==========   =======     ========

                         CAPITAL GAIN
                         DISTRIBUTIONS
                             FROM
                          AFFILIATED
                          INVESTMENT
-                        -------------
DFA GLOBAL REAL ESTATE
 SECURITIES PORTFOLIO
DFA International Real
 Estate Securities
 Portfolio..............         --
DFA Real Estate
 Securities Portfolio...    $14,569
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................    $14,569
                            =======

DFA INTERNATIONAL
 SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

INTERNATIONAL VECTOR
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

WORLD EX U.S. VALUE
 PORTFOLIO
DFA International Small
 Cap Value Portfolio....    $   653
                            -------
TOTAL...................    $   653
                            =======

INTERNATIONAL HIGH
 RELATIVE PROFITABILITY
 PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

WORLD EX U.S. TARGETED
 VALUE PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

WORLD EX U.S. CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======


                                                            NET REALIZED                                        DIVIDEND
                                                            GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                            ON SALES OF   UNREALIZED                           AFFILIATED
                           BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                            10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
WORLD CORE EQUITY
 PORTFOLIO
U.S. Core Equity 1
 Portfolio................ $  189,060 $   55,601 $   13,071    $ 286        $44,562    $  276,439    12,560      $ 3,882
International Core Equity
 Portfolio................    137,648     40,523      8,913     (506)        34,752       203,505    14,301        4,119
Emerging Markets Core
 Equity Portfolio.........     43,388     15,263      2,825     (198)        10,771        66,399     2,967        1,032
                           ---------- ---------- ----------    -----        -------    ----------    ------      -------
TOTAL..................... $  370,096 $  111,387 $   24,809    $(418)       $90,085    $  546,343    29,828      $ 9,033
                           ========== ========== ==========    =====        =======    ==========    ======      =======

SELECTIVELY HEDGED
 GLOBAL EQUITY
 PORTFOLIO
U.S. Core Equity 2
 Portfolio................ $  124,577 $   22,730 $    9,742    $  27        $27,519    $  165,111     7,900      $ 2,341
International Core Equity
 Portfolio................    101,000     21,917      8,172     (269)        24,741       139,217     9,783        3,019
Emerging Markets Core
 Equity Portfolio.........     50,601     14,544      3,862     (313)        12,379        73,349     3,277        1,214
                           ---------- ---------- ----------    -----        -------    ----------    ------      -------
TOTAL..................... $  276,178 $   59,191 $   21,776    $(555)       $64,639    $  377,677    20,960      $ 6,574
                           ========== ========== ==========    =====        =======    ==========    ======      =======

EMERGING MARKETS
 CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.......... $1,040,128 $2,622,820 $2,560,276    $ (17)       $  (115)   $1,102,540    95,285      $10,555
                           ---------- ---------- ----------    -----        -------    ----------    ------      -------
TOTAL..................... $1,040,128 $2,622,820 $2,560,276    $ (17)       $  (115)   $1,102,540    95,285      $10,555
                           ========== ========== ==========    =====        =======    ==========    ======      =======

                           CAPITAL GAIN
                           DISTRIBUTIONS
                               FROM
                            AFFILIATED
                            INVESTMENT
-                          -------------
WORLD CORE EQUITY
 PORTFOLIO
U.S. Core Equity 1
 Portfolio................     $898
International Core Equity
 Portfolio................       --
Emerging Markets Core
 Equity Portfolio.........       --
                               ----
TOTAL.....................     $898
                               ====

SELECTIVELY HEDGED
 GLOBAL EQUITY
 PORTFOLIO
U.S. Core Equity 2
 Portfolio................     $894
International Core Equity
 Portfolio................       --
Emerging Markets Core
 Equity Portfolio.........       --
                               ----
TOTAL.....................     $894
                               ====

EMERGING MARKETS
 CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund..........       --
                               ----
TOTAL.....................       --
                               ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.     $ 4,608        $   (498)      $ (4,110)
U.S. Large Cap Equity Portfolio.......         198            (258)            60
U.S. Large Cap Value Portfolio........      74,099         (19,689)       (54,410)

                                                                        INCREASE       INCREASE
                                                                       (DECREASE)     (DECREASE)
                                                        INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                       (DECREASE)    NET INVESTMENT  NET REALIZED
                                                     PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                     --------------- -------------- --------------
U.S. Targeted Value Portfolio.......................    $ 40,176        $ (7,005)     $ (33,171)
U.S. Small Cap Value Portfolio......................     136,659          (8,319)      (128,340)
U.S. Core Equity 1 Portfolio........................       9,544          (7,787)        (1,757)
U.S. Core Equity 2 Portfolio........................      13,485          (8,989)        (4,496)
U.S. Vector Equity Portfolio........................      13,226          (3,672)        (9,554)
U.S. Small Cap Portfolio............................     172,430          (8,638)      (163,792)
U.S. Micro Cap Portfolio............................      16,818          (2,006)       (14,812)
U.S. High Relative Profitability Portfolio..........          --              --             --
DFA Real Estate Securities Portfolio................       2,632          34,600        (37,232)
Large Cap International Portfolio...................     (21,950)            273         21,677
International Core Equity Portfolio.................     (38,149)         (9,102)        47,251
International Small Company Portfolio...............      42,965         (10,293)       (32,672)
Global Small Company Portfolio......................          --               9             (9)
Japanese Small Company Portfolio....................          --            (100)           100
Asia Pacific Small Company Portfolio................      (8,261)            684          7,577
United Kingdom Small Company Portfolio..............         154             (64)           (90)
Continental Small Company Portfolio.................         141             153           (294)
DFA International Real Estate Securities Portfolio..     (28,670)         (3,353)        32,023
DFA Global Real Estate Securities Portfolio.........       2,758          (2,921)           163
DFA International Small Cap Value Portfolio.........     129,331           7,568       (136,899)
International Vector Equity Portfolio...............       2,390          (1,836)          (554)
International High Relative Profitability Portfolio.          --              19            (19)
World ex U.S. Value Portfolio.......................          --*             92            (92)
World ex U.S. Targeted Value Portfolio..............         532             425           (957)
World ex U.S. Core Equity Portfolio.................       1,985          (1,439)          (546)
World Core Equity Portfolio.........................          93              38           (131)
Selectively Hedged Global Equity Portfolio..........         439          (1,708)         1,269
Emerging Markets Portfolio..........................       5,817          (5,374)          (443)
Emerging Markets Small Cap Portfolio................      20,127          (4,851)       (15,276)
Emerging Markets Value Portfolio....................      39,329          (2,115)       (37,214)
Emerging Markets Core Equity Portfolio..............      (7,524)        (20,063)        27,587

* Amounts are less than $500.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- ----------
 Enhanced U.S. Large Company Portfolio
 2016..................................    $  4,946      $  9,801    $   14,747
 2017..................................       5,224         4,088         9,312
 U.S. Large Cap Equity Portfolio
 2016..................................      14,431            --        14,431
 2017..................................      18,564            --        18,564
 U.S. Large Cap Value Portfolio
 2016..................................     357,227       643,970     1,001,197
 2017..................................     403,296       446,577       849,873
 U.S. Targeted Value Portfolio
 2016..................................     104,605       286,529       391,134
 2017..................................     121,188       282,318       403,506

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
U.S. Small Cap Value Portfolio
2016...............................................    $122,984      $487,358    $610,342
2017...............................................     113,837       533,287     647,124
U.S. Core Equity 1 Portfolio
2016...............................................     253,050       160,152     413,202
2017...............................................     310,434        71,615     382,049
U.S. Core Equity 2 Portfolio
2016...............................................     281,321       296,061     577,382
2017...............................................     322,547       122,469     445,016
U.S. Vector Equity Portfolio
2016...............................................      59,624       119,588     179,212
2017...............................................      55,976       101,959     157,935
U.S. Small Cap Portfolio
2016...............................................     135,940       503,185     639,125
2017...............................................     168,390       343,192     511,582
U.S. Micro Cap Portfolio
2016...............................................      43,406       267,830     311,236
2017...............................................      43,959       255,837     299,796
U.S. High Relative Profitability Portfolio
2017...............................................         541            --         541
DFA Real Estate Securities Portfolio
2016...............................................     199,996            --     199,996
2017...............................................     193,286        90,576     283,862
Large Cap International Portfolio
2016...............................................      92,122            --      92,122
2017...............................................     111,606            --     111,606
International Core Equity Portfolio
2016...............................................     387,589            --     387,589
2017...............................................     533,126            --     533,126
International Small Company Portfolio
2016...............................................     283,791       207,859     491,650
2017...............................................     224,540       251,076     475,616
Global Small Company Portfolio
2017...............................................          --            --          --
Japanese Small Company Portfolio
2016...............................................       6,534            --       6,534
2017...............................................       9,568            --       9,568
Asia Pacific Small Company Portfolio...............
2016...............................................       7,760            --       7,760
2017...............................................       8,894            --       8,894
United Kingdom Small Company Portfolio
2016...............................................       1,389         1,632       3,021
2017...............................................       1,322         1,684       3,006
Continental Small Company Portfolio
2016...............................................       6,377            --       6,377
2017...............................................       7,715            --       7,715
DFA International Real Estate Securities Portfolio
2016...............................................      60,576            --      60,576
2017...............................................     326,892            --     326,892

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM
                                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                     -------------- ------------- --------
DFA Global Real Estate Securities Portfolio
2016................................................    $ 97,767            --    $ 97,767
2017................................................     224,755      $ 18,247     243,002
DFA International Small Cap Value Portfolio
2016................................................     381,199       182,540     563,739
2017................................................     199,261       410,189     609,450
International Vector Equity Portfolio
2016................................................      43,651         5,716      49,367
2017................................................      50,390         4,041      54,431
International High Relative Profitability Portfolio
2017................................................         299            --         299
World ex U.S. Value Portfolio
2016................................................       5,358            --       5,358
2017................................................       4,532            --       4,532
World ex U.S. Targeted Value Portfolio
2016................................................       4,374            --       4,374
2017................................................       7,684            --       7,684
World ex U.S. Core Equity Portfolio
2016................................................      36,005            --      36,005
2017................................................      52,690            --      52,690
World Core Equity Portfolio
2016................................................       5,800           132       5,932
2017................................................       9,033         1,231      10,264
Selectively Hedged Global Equity Portfolio
2016................................................       6,448           620       7,068
2017................................................       6,737         2,369       9,106
Emerging Markets Portfolio
2016................................................      89,527            --      89,527
2017................................................     107,522            --     107,522
Emerging Markets Small Cap Portfolio
2016................................................     124,387        36,697     161,084
2017................................................     157,661       117,099     274,760
Emerging Markets Value Portfolio
2016................................................     439,072            --     439,072
2017................................................     340,613            --     340,613
Emerging Markets Core Equity Portfolio
2016................................................     349,434            --     349,434
2017................................................     449,166            --     449,166

   The U.S. and International High Relative Profitability Portfolios commenced operations on May 16, 2017, and did not pay any distributions for the year ended October 31, 2016.

   Global Small Company Portfolio commenced operations on January 18, 2017, and did not pay any distributions for the year ended October 31, 2016.

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM
                                                     CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                     -------------- ------------- --------
Enhanced U.S. Large Company Portfolio...............    $ (2,039)     $ (2,569)   $ (4,608)
U.S. Large Cap Equity Portfolio.....................        (198)           --        (198)
U.S. Large Cap Value Portfolio......................     (21,790)      (52,309)    (74,099)
U.S. Targeted Value Portfolio.......................      (9,256)      (30,921)    (40,177)
U.S. Small Cap Value Portfolio......................     (10,924)      (46,760)    (57,684)
U.S. Core Equity 1 Portfolio........................      (6,739)       (2,674)     (9,413)
U.S. Core Equity 2 Portfolio........................      (8,025)       (5,460)    (13,485)
U.S. Vector Equity Portfolio........................      (3,379)       (9,846)    (13,225)
U.S. Small Cap Portfolio............................     (11,508)      (36,106)    (47,614)
U.S. Micro Cap Portfolio............................      (3,275)      (13,543)    (16,818)
U.S. High Relative Profitability Portfolio..........          --            --          --
DFA Real Estate Securities Portfolio................      (2,708)         (230)     (2,938)
Large Cap International Portfolio...................        (829)           --        (829)
International Core Equity Portfolio.................     (15,027)           --     (15,027)
International Small Company Portfolio...............     (21,090)      (21,876)    (42,966)
Global Small Company Portfolio......................          --            --          --
Japanese Small Company Portfolio....................          --            --          --
Asia Pacific Small Company Portfolio................          --            --          --
United Kingdom Small Company Portfolio..............         (74)          (80)       (154)
Continental Small Company Portfolio.................         (50)          (91)       (141)
DFA International Real Estate Securities Portfolio..      (5,907)           --      (5,907)
DFA Global Real Estate Securities Portfolio.........      (2,321)         (437)     (2,758)
DFA International Small Cap Value Portfolio.........     (23,859)      (26,770)    (50,629)
International Vector Equity Portfolio...............      (2,058)         (332)     (2,390)
International High Relative Profitability Portfolio.          --            --          --
World ex U.S. Value Portfolio.......................          --            --          --
World ex U.S. Targeted Value Portfolio..............        (262)         (269)       (531)
World ex U.S. Core Equity Portfolio.................      (1,985)           --      (1,985)
World Core Equity Portfolio.........................         (47)          (46)        (93)
Selectively Hedged Global Equity Portfolio..........        (306)         (133)       (439)
Emerging Markets Portfolio..........................      (5,817)           --      (5,817)
Emerging Markets Small Cap Portfolio................     (10,394)       (7,275)    (17,669)
Emerging Markets Value Portfolio....................     (27,950)           --     (27,950)
Emerging Markets Core Equity Portfolio..............     (18,920)           --     (18,920)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                 UNDISTRIBUTED                                               TOTAL NET
                                 NET INVESTMENT                                            DISTRIBUTABLE
                                   INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                   SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                 -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio.....................    $21,136      $   29,522           --      $   (1,054)   $   49,604
U.S. Large Cap Equity Portfolio.      1,216              --     $(10,499)        253,829       244,546
U.S. Large Cap Value Portfolio..     67,582       1,084,234           --       7,253,139     8,404,955

                                           UNDISTRIBUTED                                               TOTAL NET
                                           NET INVESTMENT                                            DISTRIBUTABLE
                                             INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                             SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                           CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                           -------------- ------------- ------------- -------------- -------------
U.S. Targeted Value Portfolio.............    $ 27,251      $435,620              --    $2,203,558    $2,666,429
U.S. Small Cap Value Portfolio............      55,297       653,830              --     4,322,729     5,031,856
U.S. Core Equity 1 Portfolio..............      17,497       116,819              --     6,974,127     7,108,443
U.S. Core Equity 2 Portfolio..............      20,148       214,751              --     7,931,547     8,166,446
U.S. Vector Equity Portfolio..............         921       164,689              --     1,601,795     1,767,405
U.S. Small Cap Portfolio..................      44,037       608,200              --     4,408,031     5,060,268
U.S. Micro Cap Portfolio..................      23,257       260,406              --     2,396,065     2,679,728
U.S. High Relative Profitability
  Portfolio...............................         131            --     $      (353)        9,519         9,297
DFA Real Estate Securities Portfolio......      53,259        20,141              --     2,204,331     2,277,731
Large Cap International Portfolio.........      22,633            --         (26,861)      814,190       809,962
International Core Equity Portfolio.......     170,408            --        (304,819)    4,690,734     4,556,323
International Small Company
  Portfolio...............................     219,245       375,722              --     2,697,226     3,292,193
Global Small Company Portfolio............         202            81              --         1,247         1,530
Japanese Small Company Portfolio..........      15,452            --          (3,708)      153,281       165,025
Asia Pacific Small Company Portfolio......      11,507            --          (4,719)        3,771        10,559
United Kingdom Small Company
  Portfolio...............................         552         1,572              --         9,300        11,424
Continental Small Company Portfolio.......       1,366         4,962              --       130,686       137,014
DFA International Real Estate Securities
  Portfolio...............................     199,831            --        (169,753)     (341,763)     (311,685)
DFA Global Real Estate Securities
  Portfolio...............................      60,421        43,337              --       686,809       790,567
DFA International Small Cap Value
  Portfolio...............................     323,970       477,826              --     3,410,837     4,212,633
International Vector Equity Portfolio.....      23,629        10,130              --       531,440       565,199
International High Relative Profitability
  Portfolio...............................         146            --            (236)        3,719         3,629
World ex U.S. Value Portfolio.............       2,801            --            (226)       38,977        41,552
World ex U.S. Targeted Value
  Portfolio...............................       1,430         8,307              --        78,970        88,707
World ex U.S. Core Equity Portfolio.......      17,340            --          (5,291)      422,270       434,319
World Core Equity Portfolio...............          --         1,076              --        88,330        89,406
Selectively Hedged Global Equity
  Portfolio...............................       5,442         3,086              --        75,594        84,122
Emerging Markets Portfolio................      30,263            --        (222,047)    2,145,848     1,954,064
Emerging Markets Small Cap
  Portfolio...............................     114,626       145,192              --     1,028,031     1,287,849
Emerging Markets Value Portfolio..........     215,411            --      (1,338,720)    2,456,083     1,332,774
Emerging Markets Core Equity
  Portfolio...............................     124,552            --        (832,542)    5,300,099     4,592,109

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                      2018    2019    2020  UNLIMITED    TOTAL
                                                     ------- ------- ------ ---------- ----------
Enhanced U.S. Large Company Portfolio...............      --      --     --         --         --
U.S. Large Cap Equity Portfolio.....................      --      --     -- $   10,499 $   10,499
U.S. Large Cap Value Portfolio......................      --      --     --         --         --
U.S. Targeted Value Portfolio.......................      --      --     --         --         --
U.S. Small Cap Value Portfolio......................      --      --     --         --         --
U.S. Core Equity 1 Portfolio........................      --      --     --         --         --
U.S. Core Equity 2 Portfolio........................      --      --     --         --         --
U.S. Vector Equity Portfolio........................      --      --     --         --         --
U.S. Small Cap Portfolio............................      --      --     --         --         --
U.S. Micro Cap Portfolio............................      --      --     --         --         --
U.S. High Relative Profitability Portfolio..........      --      --     --        353        353
DFA Real Estate Securities Portfolio................      --      --     --         --         --
Large Cap International Portfolio................... $14,311 $12,549     --         --     26,860
International Core Equity Portfolio.................      --      --     --    304,819    304,819
International Small Company Portfolio...............      --      --     --         --         --
Global Small Company Portfolio......................      --      --     --         --         --
Japanese Small Company Portfolio....................      --      -- $3,708         --      3,708
Asia Pacific Small Company Portfolio................      --      --     --      4,719      4,719
United Kingdom Small Company Portfolio..............      --      --     --         --         --
Continental Small Company Portfolio.................      --      --     --         --         --
DFA International Real Estate Securities Portfolio..  38,689  69,466     --     61,598    169,753
DFA Global Real Estate Securities Portfolio.........      --      --     --         --         --
DFA International Small Cap Value Portfolio.........      --      --     --         --         --
International Vector Equity Portfolio...............      --      --     --         --         --
International High Relative Profitability Portfolio.      --      --     --        236        236
World ex U.S. Value Portfolio.......................      --     226     --         --        226
World ex U.S. Targeted Value Portfolio..............      --      --     --         --         --
World ex U.S. Core Equity Portfolio.................      --      --     --      5,291      5,291
World Core Equity Portfolio.........................      --      --     --         --         --
Selectively Hedged Global Equity Portfolio..........      --      --     --         --         --
Emerging Markets Portfolio..........................      --      --     --    222,047    222,047
Emerging Markets Small Cap Portfolio................      --      --     --         --         --
Emerging Markets Value Portfolio....................      --      --     --  1,338,720  1,338,720
Emerging Markets Core Equity Portfolio..............      --      --     --    832,542    832,542

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                U.S. Large Cap Equity Portfolio........ $    565
                Large Cap International Portfolio......  159,888
                International Core Equity Portfolio....    4,549
                Japanese Small Company Portfolio.......   27,939
                Asia Pacific Small Company Portfolio...    8,833
                Continental Small Company Portfolio....   10,132
                World ex U.S. Value Portfolio..........    2,457
                World ex U.S. Targeted Value Portfolio.    8,263
                World ex U.S. Core Equity Portfolio....    6,772

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                      FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                      TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                     ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio............... $   335,890  $   15,666  $   (16,720)   $   (1,054)
U.S. Large Cap Equity Portfolio.....................   1,001,601     283,591      (29,762)      253,829
U.S. Large Cap Value Portfolio......................  16,480,473   7,253,139           --     7,253,139
U.S. Targeted Value Portfolio.......................  10,241,042   2,751,920     (548,362)    2,203,558
U.S. Small Cap Value Portfolio......................  12,679,577   5,047,593     (724,864)    4,322,729
U.S. Core Equity 1 Portfolio........................  15,449,180   7,517,870     (543,743)    6,974,127
U.S. Core Equity 2 Portfolio........................  16,865,408   8,661,166     (729,619)    7,931,547
U.S. Vector Equity Portfolio........................   3,696,177   1,851,442     (249,647)    1,601,795
U.S. Small Cap Portfolio............................  16,126,378   5,195,657     (787,627)    4,408,030
U.S. Micro Cap Portfolio............................   4,989,611   2,687,566     (291,501)    2,396,065
U.S. High Relative Profitability Portfolio..........     140,101      12,404       (2,886)        9,518
DFA Real Estate Securities Portfolio................   6,464,213   2,411,959     (207,628)    2,204,331
Large Cap International Portfolio...................   4,097,767   1,083,975     (269,785)      814,190
International Core Equity Portfolio.................  22,172,388   6,083,614   (1,392,880)    4,690,734
International Small Company Portfolio...............  10,655,424   2,697,226           --     2,697,226
Global Small Company Portfolio......................      13,755       1,247           --         1,247
Japanese Small Company Portfolio....................     494,939     153,281           --       153,281
Asia Pacific Small Company Portfolio................     328,449       3,771           --         3,771
United Kingdom Small Company Portfolio..............      35,902       9,300           --         9,300
Continental Small Company Portfolio.................     461,529     130,686           --       130,686
DFA International Real Estate Securities Portfolio..   5,945,980       2,620     (344,383)     (341,763)
DFA Global Real Estate Securities Portfolio.........   6,166,561     820,566     (133,756)      686,810
DFA International Small Cap Value Portfolio.........  13,426,467   4,403,135     (992,298)    3,410,837
International Vector Equity Portfolio...............   2,143,938     688,890     (157,449)      531,441
International High Relative Profitability Portfolio.      65,512       5,113       (1,394)        3,719
World ex U.S. Value Portfolio.......................     207,580      38,977           --        38,977
World ex U.S. Targeted Value Portfolio..............     391,177      96,516      (17,546)       78,970
World ex U.S. Core Equity Portfolio.................   2,532,100     535,799     (113,529)      422,270
World Core Equity Portfolio.........................     458,310      88,330           --        88,330
Selectively Hedged Global Equity Portfolio..........     304,513      75,832         (238)       75,594
Emerging Markets Portfolio..........................   4,494,072   2,145,848           --     2,145,848
Emerging Markets Small Cap Portfolio................   6,223,610   1,028,031           --     1,028,031
Emerging Markets Value Portfolio....................  16,967,942   2,456,083           --     2,456,083
Emerging Markets Core Equity Portfolio..............  22,621,998   7,407,610   (2,107,512)    5,300,098

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                              YEAR ENDED             YEAR ENDED
                                                            OCT. 31, 2017          OCT. 31, 2016
                                                        ---------------------  ---------------------
                                                           AMOUNT     SHARES      AMOUNT     SHARES
                                                        -----------  --------  -----------  --------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
  Shares Issued........................................ $    24,436     1,012  $    10,885       541
  Shares Issued in Lieu of Cash Distributions..........       1,891        78        2,087       104
  Shares Redeemed......................................     (13,915)     (583)     (16,510)     (828)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............. $    12,412       507  $    (3,538)     (183)
                                                        ===========  ========  ===========  ========
Class R2 Shares
  Shares Issued........................................ $    59,748     2,511  $    55,695     2,692
  Shares Issued in Lieu of Cash Distributions..........       7,083       293        7,874       394
  Shares Redeemed......................................     (83,900)   (3,530)     (48,930)   (2,390)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............. $   (17,069)     (726) $    14,639       696
                                                        ===========  ========  ===========  ========
Institutional Class Shares
  Shares Issued........................................ $ 2,997,263   124,486  $ 1,922,986    96,220
  Shares Issued in Lieu of Cash Distributions..........     364,240    15,012      353,719    17,629
  Shares Redeemed......................................  (2,200,921)  (91,872)  (1,368,182)  (67,152)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares.. $ 1,160,582    47,626  $   908,523    46,697
                                                        ===========  ========  ===========  ========

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
  Shares Issued........................................ $    21,637       832  $    26,972     1,227
  Shares Issued in Lieu of Cash Distributions..........         847        33        2,365       110
  Shares Redeemed......................................    (100,936)   (3,793)     (15,075)     (714)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............. $   (78,452)   (2,928) $    14,262       623
                                                        ===========  ========  ===========  ========
Institutional Class Shares
  Shares Issued........................................ $ 2,437,845    90,088  $ 2,794,365   131,949
  Shares Issued in Lieu of Cash Distributions..........     321,969    11,684      413,784    19,201
  Shares Redeemed......................................  (3,240,359) (118,738)  (3,524,430) (162,649)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares.. $  (480,545)  (16,966) $  (316,281)  (11,499)
                                                        ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master/Underlying Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                           FORWARD
                                                          CURRENCY
                                                          CONTRACTS FUTURES
                                                          --------- --------
    Enhanced U.S. Large Company Portfolio................  $6,510   $265,426
    U.S. Large Cap Equity Portfolio......................      --        275
    U.S. Targeted Value Portfolio........................      --     93,220
    U.S. Small Cap Value Portfolio.......................      --    151,851
    U.S. Core Equity 1 Portfolio.........................      --    132,849
    U.S. Core Equity 2 Portfolio.........................      --    156,670
    U.S. Vector Equity Portfolio.........................      --     28,428
    U.S. Small Cap Portfolio.............................      --    157,726
    U.S. Micro Cap Portfolio.............................      --     50,555
    DFA Real Estate Securities Portfolio.................      --     57,493

                                                           FORWARD
                                                          CURRENCY
                                                          CONTRACTS FUTURES
                                                          --------- --------
    Large Cap International Portfolio....................       --  $ 33,612
    International Core Equity Portfolio..................       --   171,561
    International Small Company Portfolio................       --    83,497
    DFA International Real Estate Securities Portfolio...       --    36,753
    DFA Global Real Estate Securities Portfolio..........       --     3,924
    DFA International Small Cap Value Portfolio..........       --   113,162
    International Vector Equity Portfolio................       --       557
    International High Relative Profitability Portfolio..       --       113
    Selectively Hedged Global Equity Portfolio........... $175,952    19,378
    Emerging Markets Core Equity Portfolio...............       --   188,864

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2017:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                             ASSET DERIVATIVES VALUE
                                                      -------------------------------------
                                                        TOTAL VALUE     FORWARD
                                                             AT        CURRENCY    EQUITY
                                                      OCTOBER 31, 2017 CONTRACTS CONTRACTS*
                                                      ---------------- --------- ----------
Enhanced U.S. Large Company Portfolio................     $15,438       $  896    $14,542
U.S. Targeted Value Portfolio........................         900           --        900
U.S. Small Cap Value Portfolio.......................       5,338           --      5,338
U.S. Core Equity 1 Portfolio.........................       6,810           --      6,810
U.S. Core Equity 2 Portfolio.........................       7,582           --      7,582
U.S. Small Cap Portfolio.............................       5,834           --      5,834
U.S. Micro Cap Portfolio.............................         933           --        933
DFA Real Estate Securities Portfolio.................       2,343           --      2,343
Large Cap International Portfolio....................       1,011           --      1,011
International Core Equity Portfolio..................       8,915           --      8,915
International Small Company Portfolio................       2,910           --      2,910
DFA International Real Estate Securities Portfolio...         450           --        450
DFA International Small Cap Value Portfolio..........       5,949           --      5,949
Selectively Hedged Global Equity Portfolio...........       2,668        1,662      1,006
Emerging Markets Core Equity Portfolio...............       5,887           --      5,887

                                                           LIABILITY DERIVATIVES VALUE
                                                      -------------------------------------
                                                        TOTAL VALUE     FORWARD
                                                             AT        CURRENCY    EQUITY
                                                      OCTOBER 31, 2017 CONTRACTS CONTRACTS*
                                                      ---------------- --------- ----------
Selectively Hedged Global Equity Portfolio...........     $  (238)      $ (238)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2017:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Forward currency contracts  Net Realized Gain (Loss) on: Forward Currency Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Forward Currency Contracts

Equity contracts            Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                          REALIZED GAIN (LOSS) ON
                                                                DERIVATIVES
                                                      ---------------------------
                                                                FORWARD
                                                               CURRENCY    EQUITY
                                                       TOTAL   CONTRACTS  CONTRACTS
                                                      -------  --------- ---------
Enhanced U.S. Large Company Portfolio................ $39,027   $  (132)  $39,159
U.S. Large Cap Equity Portfolio......................       9        --         9*
U.S. Large Cap Value Portfolio.......................  18,720        --    18,720*(1)
U.S. Targeted Value Portfolio........................  17,659        --    17,659
U.S. Small Cap Value Portfolio.......................  26,310        --    26,310
U.S. Core Equity 1 Portfolio.........................  15,613        --    15,613
U.S. Core Equity 2 Portfolio.........................  19,381        --    19,381
U.S. Vector Equity Portfolio.........................   5,443        --     5,443*
U.S. Small Cap Portfolio.............................  18,310        --    18,310
U.S. Micro Cap Portfolio.............................   9,052        --     9,052
U.S. High Relative Profitability Portfolio...........    (394)       --      (394)*
DFA Real Estate Securities Portfolio.................   8,131        --     8,131
Large Cap International Portfolio....................   4,534        --     4,534
International Core Equity Portfolio..................  22,487        --    22,487
International Small Company Portfolio................  11,549        --    11,549(1)
Global Small Company Portfolio.......................       1        --         1*(1)
DFA International Real Estate Securities Portfolio...   6,597        --     6,597
DFA Global Real Estate Securities Portfolio..........     149        --       149*
DFA International Small Cap Value Portfolio..........  14,572        --    14,572
International Vector Equity Portfolio................     158        --       158*
International High Relative Profitability Portfolio..     (72)       --       (72)*
World ex U.S. Value Portfolio........................     262        --       262*(1)
World ex U.S. Core Equity Portfolio..................      68        --        68*
Selectively Hedged Global Equity Portfolio...........     932    (1,466)    2,398
Emerging Markets Portfolio...........................   8,254        --     8,254*(1)
Emerging Markets Small Cap Portfolio.................   9,252        --     9,252*(1)
Emerging Markets Value Portfolio.....................  19,890        --    19,890*(1)
Emerging Markets Core Equity Portfolio...............  29,430        --    29,430


                                                         CHANGE IN UNREALIZED
                                                      APPRECIATION (DEPRECIATION) ON
                                                              DERIVATIVES
                                                      -----------------------------
                                                                FORWARD
                                                               CURRENCY    EQUITY
                                                       TOTAL   CONTRACTS  CONTRACTS
                                                      -------  ---------  ---------
Enhanced U.S. Large Company Portfolio................ $15,186    $896      $14,290
U.S. Large Cap Value Portfolio.......................  10,896      --       10,896*
U.S. Targeted Value Portfolio........................   2,939      --        2,939
U.S. Small Cap Value Portfolio.......................   9,284      --        9,284
U.S. Core Equity 1 Portfolio.........................  10,034      --       10,034
U.S. Core Equity 2 Portfolio.........................  11,212      --       11,212
U.S. Vector Equity Portfolio.........................     835      --          835*
U.S. Small Cap Portfolio.............................  10,124      --       10,124
U.S. Micro Cap Portfolio.............................   2,595      --        2,595
DFA Real Estate Securities Portfolio.................   3,862      --        3,862
Large Cap International Portfolio....................   1,881      --        1,881
International Core Equity Portfolio..................  11,863      --       11,863
International Small Company Portfolio................   5,699      --        5,699
Japanese Small Company Portfolio.....................       1      --            1*
DFA International Real Estate Securities Portfolio...     754      --          754
DFA International Small Cap Value Portfolio..........   9,407      --        9,407
World ex U.S. Value Portfolio........................      99      --           99*
Selectively Hedged Global Equity Portfolio...........   2,129     775        1,354
Emerging Markets Portfolio...........................   1,186      --        1,186*
Emerging Markets Small Cap Portfolio.................     854      --          854*
Emerging Markets Value Portfolio.....................   3,766      --        3,766*
Emerging Markets Core Equity Portfolio...............   9,334      --        9,334

* As of October 31, 2017, there were no futures contracts outstanding. During the year ended October 31, 2017, the Portfolio had limited activity in futures contracts.

(1)The amount listed reflects allocated derivatives activity from the Master
   Fund.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2017 (Amounts in thousands):

                                    NET                                                   NET
                                  AMOUNTS                                               AMOUNTS
                                    OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                     AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                            ASSETS                                             LIABILITIES
                     ---------------------------------------------------- -----------------------------------------------------
ENHANCED U.S. LARGE
 COMPANY PORTFOLIO
Forward Currency
 Contracts..........   $  896     $  896         --         --     $  896      --          --          --         --       --
SELECTIVELY HEDGED
 GLOBAL EQUITY PORTFOLIO
Forward Currency
 Contracts..........    1,662      1,662       (238)        --      1,424     238         238        (238)        --       --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                        WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                         AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                      INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                      ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio......................     1.60%       $11,046         20        $ 9        $47,676
Global Small Company Portfolio.......................     1.67%            73         17         --            148
DFA International Real Estate Securities Portfolio...     1.37%        33,360          6          8         45,480
DFA Global Real Estate Securities Portfolio..........     1.27%         5,191          6          1          9,417
International Vector Equity Portfolio................     1.72%           388          5         --            669
World ex U.S. Value Portfolio........................     1.64%           101         29         --            424
World ex U.S. Targeted Value Portfolio...............     1.71%           660          9         --          2,089
World ex U.S. Core Equity Portfolio..................     1.69%         3,702         21          4          9,302
World Core Equity Portfolio..........................     1.57%         1,321         21          1          5,842
Emerging Markets Core Equity Portfolio...............     1.41%        16,061          1          1         16,061

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2017.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                             PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                             --------- -------- --------------------
U.S. Large Cap Equity Portfolio...................... $ 42,405  $ 23,274       $ (4,689)
U.S. Targeted Value Portfolio........................  305,503   529,350         67,568
U.S. Small Cap Value Portfolio.......................   99,734   732,604        (12,452)
U.S. Core Equity 1 Portfolio.........................  373,556   268,146        (32,976)
U.S. Core Equity 2 Portfolio.........................  469,944   296,007         (1,236)

PORTFOLIO                                             PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                             --------- -------- --------------------
U.S. Vector Equity Portfolio......................... $ 87,740  $115,718       $ 22,766
U.S. Small Cap Portfolio.............................  556,558   273,834         32,087
U.S. Micro Cap Portfolio.............................  146,270   177,992         28,762
U.S. High Relative Profitability Portfolio...........    1,988        --             --
DFA Real Estate Securities Portfolio.................   15,426     4,252         (1,417)
Large Cap International Portfolio....................  102,165    46,121         16,561
International Core Equity Portfolio..................  284,493    57,520         (2,638)
DFA Global Real Estate Securities Portfolio..........   12,509        --             --
DFA International Small Cap Value Portfolio..........   26,500   555,488        153,528
International Vector Equity Portfolio................   15,798     3,742            211
International High Relative Profitability Portfolio..    2,918        45             --
World ex U.S. Targeted Value Portfolio...............    8,220     3,211          1,012
World ex U.S. Core Equity Portfolio..................   24,450     4,760            272
Emerging Markets Core Equity Portfolio...............   33,416     6,850         (1,240)

K. SECURITIES LENDING:

   As of October 31, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                             ----------
         U.S. Large Cap Equity Portfolio.................... $   10,219
         U.S. Targeted Value Portfolio......................    883,299
         U.S. Small Cap Value Portfolio.....................    881,275
         U.S. Core Equity 1 Portfolio.......................  1,483,099
         U.S. Core Equity 2 Portfolio.......................  1,557,927
         U.S. Vector Equity Portfolio.......................    373,243
         U.S. Small Cap Portfolio...........................  1,387,244
         U.S. Micro Cap Portfolio...........................    270,464
         U.S. High Relative Profitability Portfolio.........        860
         DFA Real Estate Securities Portfolio...............    195,400
         Large Cap International Portfolio..................     33,676
         International Core Equity Portfolio................    152,068
         DFA International Real Estate Securities Portfolio.      3,285
         DFA International Small Cap Value Portfolio........     61,119
         International Vector Equity Portfolio..............     12,245
         World ex U.S. Targeted Value Portfolio.............      3,763
         World ex U.S. Core Equity Portfolio................     30,231
         Emerging Markets Core Equity Portfolio.............    957,824

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                                  REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                               AS OF OCTOBER 31, 2017
                                            ------------------------------------------------------------
                                            OVERNIGHT AND             BETWEEN
                                             CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                            -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
ENHANCED U.S. LARGE COMPANY PORTFOLIO
 U.S. Treasury Obligations................. $    3,027,311    --         --         --    $    3,027,311
U.S. LARGE CAP EQUITY PORTFOLIO
 Common Stocks.............................     41,252,845    --         --         --        41,252,845
U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.............................  1,670,768,102    --         --         --     1,670,768,102
U.S. SMALL CAP VALUE PORTFOLIO
 Common Stocks.............................  1,834,293,538    --         --         --     1,834,293,538
U.S. CORE EQUITY 1 PORTFOLIO
 Common Stocks, Rights/Warrants............  1,640,845,561    --         --         --     1,640,845,561
U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants............  2,291,390,829    --         --         --     2,291,390,829
U.S. VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants............    572,203,152    --         --         --       572,203,152
U.S. SMALL CAP PORTFOLIO
 Common Stocks.............................  3,582,679,218    --         --         --     3,582,679,218
U.S. MICRO CAP PORTFOLIO
 Common Stocks.............................  1,087,255,757    --         --         --     1,087,255,757
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
 Common Stocks.............................      8,012,043    --         --         --         8,012,043
DFA REAL ESTATE SECURITIES PORTFOLIO
 Common Stocks.............................    416,958,424    --         --         --       416,958,424
LARGE CAP INTERNATIONAL PORTFOLIO
 Common Stocks.............................    273,685,666    --         --         --       273,685,666
INTERNATIONAL CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.........................  1,710,859,480    --         --         --     1,710,859,480
DFA INTERNATIONAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks.............................    185,599,787    --         --         --       185,599,787

                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                              AS OF OCTOBER 31, 2017
                                           ------------------------------------------------------------
                                           OVERNIGHT AND             BETWEEN
                                            CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                           -------------- -------- ------------ -------- --------------
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks............................ $  107,840,139    --         --         --    $  107,840,139
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Common Stocks, Rights/Warrants...........    910,020,857    --         --         --       910,020,857
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants...........    169,224,337    --         --         --       169,224,337
INTERNATIONAL HIGH RELATIVE PROFITABILITY
  PORTFOLIO
 Common Stocks............................      1,942,864    --         --         --         1,942,864
WORLD EX U.S. TARGETED VALUE PORTFOLIO
 Common Stocks............................      7,173,015    --         --         --         7,173,015
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks..........    158,024,649    --         --         --       158,024,649
EMERGING MARKETS CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants...........  1,102,539,901    --         --         --     1,102,539,901

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2017, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

             U.S. Small Cap Value Portfolio............... $ 79,386
             U.S. Small Cap Portfolio.....................  125,200
             DFA International Small Cap Value Portfolio..   82,012

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

P. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                     APPROXIMATE
                                                                                      PERCENTAGE
                                                                        NUMBER OF   OF OUTSTANDING
                                                                       SHAREHOLDERS     SHARES
                                                                       ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares...      3             69%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.........      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..........      3             70%
U.S. Targeted Value Portfolio -- Class R1 Shares......................      4             83%
U.S. Targeted Value Portfolio -- Class R2 Shares......................      7             80%
U.S. Targeted Value Portfolio -- Institutional Class Shares...........      3             59%
U.S. Small Cap Value Portfolio -- Institutional Class Shares..........      3             62%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares............      6             85%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares............      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares............      4             86%
U.S. Small Cap Portfolio -- Institutional Class Shares................      3             52%
U.S. Micro Cap Portfolio -- Institutional Class Shares................      4             75%
U.S. High Relative Profitability Portfolio -- Institutional
  Class Shares........................................................      3             97%
DFA Real Estate Securities Portfolio -- Institutional Class Shares....      4             76%
Large Cap International Portfolio -- Institutional Class Shares.......      3             64%
International Core Equity Portfolio -- Institutional Class Shares.....      4             72%
International Small Company Portfolio -- Institutional Class Shares...      3             59%
Global Small Company Portfolio -- Institutional Class Shares..........      3             94%
Japanese Small Company Portfolio -- Institutional Class Shares........      4             87%
Asia Pacific Small Company Portfolio -- Institutional Class Shares....      3             92%
United Kingdom Small Company Portfolio -- Institutional Class Shares..      4             93%
Continental Small Company Portfolio -- Institutional Class Shares.....      3             92%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares........................................................      4             89%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares........................................................      3             65%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares........................................................      4             70%
International Vector Equity Portfolio -- Institutional Class Shares...      4             89%
International High Relative Profitability Portfolio -- Institutional
  Class Shares........................................................      3             96%
World ex U.S. Value Portfolio -- Institutional Class Shares...........      6             93%
World ex U.S. Targeted Value Portfolio -- Institutional Class Shares..      3             97%

                                                                                     APPROXIMATE
                                                                                      PERCENTAGE
                                                                        NUMBER OF   OF OUTSTANDING
                                                                       SHAREHOLDERS     SHARES
                                                                       ------------ --------------
World ex U.S. Core Equity Portfolio -- Institutional Class Shares.....      3             74%
World Core Equity Portfolio -- Institutional Class Shares.............      4             78%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares........................................................      4             96%
Emerging Markets Portfolio -- Institutional Class Shares..............      4             63%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares....      3             53%
Emerging Markets Value Portfolio -- Class R2 Shares...................      4             96%
Emerging Markets Value Portfolio -- Institutional Class Shares........      2             35%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares..      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S.

Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Global Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (thirty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                     % BREAKDOWN OF DISTRIBUTION SOURCES
                                  ---------------------------------------
                                   NET INCOME
                                     FOR THE
                                   CURRENT OR    ACCUMULATED
                                    PRECEDING   UNDISTRIBUTED
                                  FISCAL YEAR,   NET PROFITS
                                       AND      FROM THE SALE    PAID-IN
                                   ACCUMULATED  OF SECURITIES  SURPLUS OR
                                  UNDISTRIBUTED   OR OTHER    OTHER CAPITAL
     PORTFOLIO NAME                NET INCOME    PROPERTIES      SOURCE
     --------------               ------------- ------------- -------------
     World Core Equity Portfolio
        September 28, 2017.......      100%           0%            0%*

* Amount is less than 1%

The ultimate composition of these distribution may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2017

                                    [CHART]


                    DFA Commodity Strategy       Bloomberg Commodity
                           Portfolio             Index Total Return
                    ----------------------      --------------------
 11/09/2010                 $10,000                   $10,000
 11/30/2010                   9,480                     9,414
 12/31/2010                  10,464                    10,420
  1/31/2011                  10,584                    10,525
  2/28/2011                  10,804                    10,664
  3/31/2011                  11,010                    10,884
  4/30/2011                  11,440                    11,261
  5/31/2011                  10,889                    10,691
  6/30/2011                  10,337                    10,152
  7/31/2011                  10,678                    10,452
  8/31/2011                  10,788                    10,557
  9/30/2011                   9,187                     9,001
 10/31/2011                   9,798                     9,597
 11/30/2011                   9,538                     9,384
 12/31/2011                   9,199                     9,032
  1/31/2012                   9,480                     9,256
  2/29/2012                   9,752                     9,506
  3/31/2012                   9,360                     9,112
  4/30/2012                   9,299                     9,074
  5/31/2012                   8,494                     8,245
  6/30/2012                   8,889                     8,698
  7/31/2012                   9,494                     9,261
  8/31/2012                   9,676                     9,381
  9/30/2012                   9,840                     9,541
 10/31/2012                   9,497                     9,171
 11/30/2012                   9,547                     9,176
 12/31/2012                   9,321                     8,937
  1/31/2013                   9,544                     9,151
  2/28/2013                   9,169                     8,777
  3/31/2013                   9,229                     8,836
  4/30/2013                   8,996                     8,590
  5/31/2013                   8,763                     8,397
  6/30/2013                   8,304                     8,001
  7/31/2013                   8,436                     8,110
  8/31/2013                   8,730                     8,386
  9/30/2013                   8,529                     8,172
 10/31/2013                   8,438                     8,051
 11/30/2013                   8,397                     7,987
 12/31/2013                   8,473                     8,086
  1/31/2014                   8,565                     8,110
  2/28/2014                   9,156                     8,616
  3/31/2014                   9,200                     8,651
  4/30/2014                   9,435                     8,862
  5/31/2014                   9,200                     8,607
  6/30/2014                   9,271                     8,658
  7/31/2014                   8,822                     8,227
  8/31/2014                   8,750                     8,141
  9/30/2014                   8,208                     7,634
 10/31/2014                   8,178                     7,573
 11/30/2014                   7,789                     7,265
 12/31/2014                   7,234                     6,711
  1/31/2015                   7,028                     6,486
  2/28/2015                   7,203                     6,654
  3/31/2015                   6,853                     6,312
  4/30/2015                   7,234                     6,674
  5/31/2015                   7,028                     6,494
  6/30/2015                   7,141                     6,606
  7/31/2015                   6,378                     5,904
  8/31/2015                   6,306                     5,850
  9/30/2015                   6,120                     5,650
 10/31/2015                   6,120                     5,625
 11/30/2015                   5,686                     5,217
 12/31/2015                   5,509                     5,056
  1/31/2016                   5,437                     4,971
  2/29/2016                   5,364                     4,890
  3/31/2016                   5,611                     5,077
  4/30/2016                   6,056                     5,509
  5/31/2016                   6,046                     5,499
  6/30/2016                   6,334                     5,726
  7/31/2016                   6,044                     5,433
  8/31/2016                   5,930                     5,337
  9/30/2016                   6,124                     5,505
 10/31/2016                   6,104                     5,478
 11/30/2016                   6,156                     5,551
 12/31/2016                   6,268                     5,651
  1/31/2017                   6,299                     5,659
  2/28/2017                   6,341                     5,670
  3/31/2017                   6,176                     5,519
  4/30/2017                   6,103                     5,436
  5/31/2017                   6,019                     5,364
  6/30/2017                   6,011                     5,354
  7/31/2017                   6,159                     5,475
  8/31/2017                   6,190                     5,497
  9/30/2017                   6,170                     5,489
 10/31/2017                   6,296                     5,606


                                                                        Past performance is not predictive of
                                                                        future performance.
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
         AVERAGE ANNUAL       ONE        FIVE         SINCE             would pay on fund distributions or the
         TOTAL RETURN         YEAR       YEARS      INCEPTION           redemption of fund shares.
         ---------------------------------------------------------      "Bloomberg data provided by Bloomberg
                              3.15%      -7.89%      -6.42%             Finance L.P."

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2017

   For the 12 months ended October 31, 2017, the Bloomberg Commodity Index Total Return returned 2.35%. Sectors with positive returns included livestock, which returned 30.58%, industrial metals, which returned 29.53%, and energy, which returned 2.32%. Sectors with negative returns included agriculture, which returned -14.60%, and precious metals, which returned -2.83%.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return, the Portfolio's benchmark. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities included in the benchmark. For the period, the average duration of the Portfolio's fixed income securities remained near 1.80 years.

   For the 12 months ended October 31, 2017, the total return was 3.15% for the Portfolio and 2.35% for the Bloomberg Commodity Index Total Return. The Portfolio's outperformance can primarily be attributed to the premium realized by targeting higher expected returns in longer-dated contracts along individual commodity curves. The Portfolio also benefited from avoiding the liquidity demands during the index prescribed roll periods by rolling exposure earlier than the benchmark and rebalancing annually after the benchmark. Relative outperformance is also attributable to the Portfolio's allocation to credit relative to the financing costs associated with the commodity futures and swaps exposure during a period with positive realized credit premiums.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2017
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/17  10/31/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,031.70    0.33%    $1.69
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.54    0.33%    $1.68

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

         DFA COMMODITY STRATEGY PORTFOLIO
Corporate....................................  43.2%
Government...................................  23.6%
Foreign Corporate............................  22.2%
Foreign Government...........................  10.4%
Supranational................................   0.6%
                                              ------
                                              100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                    FACE
                                                   AMOUNT^      VALUE+
                                                   -------      ------
                                                    (000)
BONDS -- (64.7%)
AUSTRALIA -- (5.5%)
Australia & New Zealand Banking Group, Ltd.
    3.250%, 06/03/20............................. AUD  1,665 $  1,297,910
Commonwealth Bank of Australia
    2.300%, 09/06/19.............................     10,100   10,157,062
    5.000%, 10/15/19.............................     10,000   10,548,117
    7.250%, 02/05/20............................. AUD 12,000   10,152,341
##  2.250%, 03/10/20.............................      5,000    5,018,905
    5.000%, 03/19/20.............................      5,000    5,325,437
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................      4,500    4,548,372
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................      9,500    9,573,758
    2.125%, 05/22/20.............................        745      744,999
Westpac Banking Corp.
    2.250%, 07/30/18.............................      3,200    3,215,963
    7.250%, 02/11/20............................. AUD  9,700    8,215,956
    2.150%, 03/06/20.............................      5,000    5,010,027
    2.300%, 05/26/20.............................     18,774   18,876,339
                                                             ------------
TOTAL AUSTRALIA..................................              92,685,186
                                                             ------------

CANADA -- (7.9%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................      5,000    4,990,396
Bank of Montreal
    2.375%, 01/25/19.............................      9,620    9,678,470
British Columbia, Province of Canada
    4.650%, 12/18/18............................. CAD 10,000    8,029,222
Canada Housing Trust No 1
##  2.350%, 12/15/18............................. CAD 30,000   23,505,852
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD  6,000    4,615,177
Potash Corp. of Saskatchewan, Inc.
    6.500%, 05/15/19.............................      1,446    1,535,994
Province of Ontario Canada
    1.650%, 09/27/19.............................      6,103    6,074,571
Quebec, Province of Canada
    4.500%, 12/01/18............................. CAD 10,000    8,002,635
Royal Bank of Canada
    1.500%, 01/16/18.............................        600      600,107
    2.200%, 07/27/18.............................      1,005    1,009,236
    1.800%, 07/30/18.............................      7,442    7,448,390
    2.890%, 10/11/18............................. CAD 30,000   23,524,920
    1.500%, 07/29/19.............................      4,625    4,593,636
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................     10,000    9,992,713
    2.125%, 07/02/19.............................     19,850   19,940,802
                                                             ------------
TOTAL CANADA.....................................             133,542,121
                                                             ------------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................   5,000 $ 4,961,700
    1.750%, 05/21/19.............................   1,150   1,149,510
                                                          -----------
TOTAL FINLAND....................................           6,111,210
                                                          -----------

FRANCE -- (1.3%)
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,949,723
Orange SA
    1.625%, 11/03/19.............................   2,000   1,986,031
Total Capital International SA
    2.100%, 06/19/19.............................  18,335  18,435,130
                                                          -----------
TOTAL FRANCE.....................................          22,370,884
                                                          -----------

GERMANY -- (1.5%)
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   1,500   1,507,833
Deutsche Bank AG
    2.950%, 08/20/20.............................   7,018   7,085,217
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19.............................   3,000   2,965,322
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................   3,650   3,626,257
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................  10,000   9,993,819
                                                          -----------
TOTAL GERMANY....................................          25,178,448
                                                          -----------

IRELAND -- (0.2%)
Medtronic, Inc.
    1.375%, 04/01/18.............................     300     299,661
    2.500%, 03/15/20.............................   3,750   3,800,841
                                                          -----------
TOTAL IRELAND....................................           4,100,502
                                                          -----------

ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,500   1,506,065
    3.875%, 01/15/19.............................   2,570   2,620,075
                                                          -----------
TOTAL ITALY......................................           4,126,140
                                                          -----------

JAPAN -- (2.3%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   2,575   2,575,293
    2.250%, 08/15/19.............................   2,000   2,012,069
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................     850     853,946
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,034   1,043,425

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
JAPAN -- (Continued)
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   3,500 $ 3,520,007
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................   4,149   4,163,203
    1.400%, 05/20/19.............................   8,168   8,122,788
    2.125%, 07/18/19.............................   1,080   1,085,362
    1.550%, 10/18/19.............................  10,000   9,944,555
    2.150%, 03/12/20.............................   5,550   5,576,369
                                                          -----------
TOTAL JAPAN......................................          38,897,017
                                                          -----------

NETHERLANDS -- (4.4%)
Bank Nederlandse Gemeenten NV
##  1.750%, 10/05/20.............................  24,800  24,634,088
Cooperatieve Rabobank UA
    1.700%, 03/19/18.............................   2,800   2,801,669
    2.250%, 01/14/19.............................   9,665   9,714,825
ING Bank NV
##  2.500%, 10/01/19.............................   3,000   3,022,857
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   1,022   1,057,105
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................   4,362   4,331,902
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,010,777
    2.000%, 11/15/18.............................   2,350   2,358,526
    4.300%, 09/22/19.............................  12,204  12,702,980
    4.375%, 03/25/20.............................   9,400   9,923,611
                                                          -----------
TOTAL NETHERLANDS................................          74,558,340
                                                          -----------

NORWAY -- (0.7%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   5,000   4,997,970
    1.625%, 01/15/20.............................   5,450   5,424,020
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,037,383
                                                          -----------
TOTAL NORWAY.....................................          11,459,373
                                                          -----------

SPAIN -- (0.7%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................   2,000   2,101,697
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................   4,992   5,022,778
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................   1,800   1,812,480
    5.134%, 04/27/20.............................   2,200   2,351,325
                                                          -----------
TOTAL SPAIN......................................          11,288,280
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
Council Of Europe Development Bank
    1.750%, 11/14/19.............................   7,000   6,993,433
                                                          -----------

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
SWEDEN -- (3.1%)
Kommuninvest I Sverige AB
    0.750%, 02/16/20............................. SEK 100,000 $12,183,751
Nordea Bank AB
    2.375%, 04/04/19.............................      15,000  15,098,907
Svensk Exportkredit AB
    1.875%, 06/17/19.............................      17,000  17,019,890
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................       2,900   2,901,177
    2.250%, 06/17/19.............................       5,000   5,028,751
                                                              -----------
TOTAL SWEDEN.....................................              52,232,476
                                                              -----------

SWITZERLAND -- (1.2%)
Novartis Capital Corp.
    4.400%, 04/24/20.............................       9,500  10,076,696
UBS AG
    1.800%, 03/26/18.............................       3,350   3,353,748
    2.375%, 08/14/19.............................       1,500   1,509,503
    2.350%, 03/26/20.............................       6,000   6,037,772
                                                              -----------
TOTAL SWITZERLAND................................              20,977,719
                                                              -----------

UNITED KINGDOM -- (0.7%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................       6,958   6,954,922
BP Capital Markets P.L.C.
    4.750%, 03/10/19.............................       3,610   3,750,224
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................       1,028   1,050,886
HSBC USA, Inc.
    1.625%, 01/16/18.............................         820     820,071
                                                              -----------
TOTAL UNITED KINGDOM.............................              12,576,103
                                                              -----------

UNITED STATES -- (34.2%)
3M Co.
    1.625%, 06/15/19.............................       3,200   3,199,539
Abbott Laboratories
    5.125%, 04/01/19.............................       2,835   2,959,667
American International Group, Inc.
    2.300%, 07/16/19.............................       1,500   1,506,607
AmerisourceBergen Corp.
    4.875%, 11/15/19.............................       2,000   2,106,606
Amgen, Inc.
    2.200%, 05/11/20.............................       9,990  10,009,803
Apple, Inc.
    1.100%, 08/02/19.............................       4,045   4,004,482
    1.900%, 02/07/20.............................      36,000  36,045,539
    2.000%, 05/06/20.............................       4,522   4,534,796
Assurant, Inc.
    2.500%, 03/15/18.............................         203     203,695
AT&T, Inc.
    1.400%, 12/01/17.............................       3,400   3,400,000
    2.300%, 03/11/19.............................         575     577,325
Bank of America Corp.
    2.600%, 01/15/19.............................       4,000   4,026,100

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^    VALUE+
                                                   -------    ------
                                                    (000)
UNITED STATES -- (Continued)
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................     1,000 $ 1,003,650
BB&T Corp.
    1.450%, 01/12/18.............................       170     170,001
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................     2,500   2,500,731
    2.100%, 08/14/19.............................     2,800   2,817,763
Boston Scientific Corp.
    2.650%, 10/01/18.............................     1,000   1,007,060
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................     1,000   1,005,462
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................       250     262,952
CA, Inc.
    5.375%, 12/01/19.............................     5,245   5,561,728
Capital One Bank USA NA
    2.300%, 06/05/19.............................     1,242   1,244,241
Capital One NA/Mclean
    2.400%, 09/05/19.............................     6,536   6,559,388
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................     6,000   6,042,785
    7.050%, 10/01/18.............................     5,000   5,238,643
CBS Corp.
    2.300%, 08/15/19.............................     1,500   1,509,254
Chevron Corp.
    1.345%, 11/15/17.............................     3,435   3,435,393
    1.718%, 06/24/18.............................     1,425   1,425,797
    2.193%, 11/15/19.............................    15,000  15,113,449
    1.961%, 03/03/20.............................     8,000   8,018,198
Cisco Systems, Inc.
    1.400%, 02/28/18.............................     9,958   9,957,411
    2.125%, 03/01/19.............................    10,000  10,054,098
    1.400%, 09/20/19.............................    14,935  14,841,117
Citigroup, Inc.
    2.050%, 12/07/18.............................     7,281   7,287,797
    2.550%, 04/08/19.............................       750     756,382
Coca-Cola Co. (The)
    2.600%, 06/09/20............................. AUD 3,350   2,577,106
Comcast Corp.
    5.700%, 05/15/18.............................       732     748,056
Comerica, Inc.
    2.125%, 05/23/19.............................     4,000   4,001,738
ConocoPhillips Co.
    1.050%, 12/15/17.............................     3,000   2,998,718
CVS Health Corp.
    2.250%, 12/05/18.............................     6,500   6,524,377
Danaher Corp.
    1.650%, 09/15/18.............................       324     324,119
Dollar General Corp.
    1.875%, 04/15/18.............................     2,334   2,334,482
Eastman Chemical Co.
    2.700%, 01/15/20.............................     3,883   3,927,118

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  10,927 $11,251,749
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................     825     824,782
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  19,430  19,424,771
    1.912%, 03/06/20.............................   3,950   3,955,130
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,500   1,525,855
    2.551%, 10/05/18.............................   5,000   5,030,123
General Mills, Inc.
    2.200%, 10/21/19.............................   3,500   3,513,759
General Motors Financial Co., Inc.
    3.150%, 01/15/20.............................   5,000   5,091,221
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   3,558   3,562,361
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................   4,082   4,362,599
    2.300%, 12/13/19.............................     600     601,687
    6.000%, 06/15/20.............................   8,000   8,746,151
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................     585     581,735
Harris Corp.
    1.999%, 04/27/18.............................   6,500   6,507,251
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,600   2,615,700
Intel Corp.
    1.350%, 12/15/17.............................   1,000   1,000,015
International Business Machines Corp.
#   1.950%, 02/12/19.............................   8,250   8,277,992
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000   1,015,426
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................   3,500   3,718,609
KeyBank NA
    2.350%, 03/08/19.............................   7,000   7,043,098
Kraft Heinz Foods Co.
    2.800%, 07/02/20.............................   3,550   3,595,113
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,000   1,003,212
    1.500%, 09/30/19.............................   1,565   1,548,093
Lam Research Corp.
    2.750%, 03/15/20.............................   1,098   1,112,621
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000   6,965,700
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   4,417   4,440,909
McDonald's Corp.
    5.350%, 03/01/18.............................   2,000   2,024,893
    2.100%, 12/07/18.............................   8,000   8,036,050
McKesson Corp.
    1.400%, 03/15/18.............................     614     613,480
    2.284%, 03/15/19.............................   5,500   5,519,238

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Merck & Co., Inc.
    1.850%, 02/10/20.............................  25,500 $25,490,880
Microsoft Corp.
    1.100%, 08/08/19.............................   4,930   4,877,924
    1.850%, 02/12/20.............................   7,000   7,001,682
Molson Coors Brewing Co.
##  2.250%, 03/15/20.............................  12,857  12,855,537
Mondelez International, Inc.
    1.625%, 10/28/19.............................   2,000   1,979,895
Monsanto Co.
    1.850%, 11/15/18.............................   6,700   6,701,854
Morgan Stanley
    7.300%, 05/13/19.............................   6,000   6,465,116
Nasdaq, Inc.
    5.550%, 01/15/20.............................   1,850   1,981,598
NetApp, Inc.
    2.000%, 12/15/17.............................   5,700   5,700,798
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.............................   1,500   1,517,222
NiSource Finance Corp.
    6.800%, 01/15/19.............................     307     324,147
Nucor Corp.
    5.750%, 12/01/17.............................   3,019   3,028,576
Oracle Corp.
    2.250%, 10/08/19.............................  31,780  32,090,799
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900   1,902,002
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,000,130
    2.100%, 05/15/19.............................  30,877  31,052,974
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   2,751   2,810,942
    1.875%, 01/15/19.............................   2,500   2,502,998
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,409,917
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     518     519,858
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000     999,626
    2.100%, 05/20/20.............................   4,991   5,002,282
Republic Services, Inc.
    5.500%, 09/15/19.............................   1,167   1,241,482
Reynolds American, Inc.
    2.300%, 06/12/18.............................   1,606   1,610,834
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500   1,503,578
Ryder System, Inc.
    2.550%, 06/01/19.............................   1,500   1,512,773
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   1,500   1,513,885
Southern Co. (The)
    2.450%, 09/01/18.............................   2,324   2,336,243
Southern Power Co.
    2.375%, 06/01/20.............................   1,645   1,644,342
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,480   5,549,416
State Street Corp.
    2.550%, 08/18/20.............................   1,160   1,180,848

                                                      FACE
                                                     AMOUNT^      VALUE+
                                                     -------      ------
                                                      (000)
UNITED STATES -- (Continued)
Stryker Corp.
      1.300%, 04/01/18.............................       600 $      599,263
      2.000%, 03/08/19.............................     8,000      8,016,670
SunTrust Banks, Inc.
      2.500%, 05/01/19.............................     7,735      7,798,321
Target Corp.
      2.300%, 06/26/19.............................    10,000     10,092,720
TD Ameritrade Holding Corp.
      5.600%, 12/01/19.............................     1,000      1,071,631
Thermo Fisher Scientific, Inc.
      2.400%, 02/01/19.............................     3,000      3,015,858
Time Warner, Inc.
      4.875%, 03/15/20.............................     2,985      3,164,137
Total System Services, Inc.
      2.375%, 06/01/18.............................     5,500      5,513,924
UnitedHealth Group, Inc.
      1.400%, 12/15/17.............................       956        956,013
      1.625%, 03/15/19.............................     3,000      2,995,336
US Bank NA
      1.400%, 04/26/19.............................     7,530      7,490,948
      2.125%, 10/28/19.............................     5,000      5,023,062
Verizon Communications, Inc.
      2.625%, 02/21/20.............................     1,288      1,307,045
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.............................       470        474,938
Walt Disney Co. (The)
      1.500%, 09/17/18.............................       255        254,840
Wells Fargo & Co.
      1.500%, 01/16/18.............................       700        700,146
Whirlpool Co.
      1.650%, 11/01/17.............................     7,000      7,000,000
                                                              --------------
TOTAL UNITED STATES................................              578,117,506
                                                              --------------
TOTAL BONDS........................................            1,095,214,738
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (32.8%)
U.S. Treasury Notes
++    1.375%, 06/30/18.............................    77,000     77,006,190
      1.125%, 04/30/20.............................     6,000      5,918,672
      1.375%, 05/31/20.............................   156,000    154,756,875
++    1.625%, 07/31/20.............................   233,000    232,426,601
#     1.375%, 08/31/20.............................    45,000     44,565,820
      2.000%, 09/30/20.............................    40,000     40,300,000
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS....................              554,974,158
                                                              --------------
TOTAL INVESTMENT SECURITIES........................            1,650,188,896
                                                              --------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (2.5%)
(S)@  DFA Short Term Investment Fund............... 3,665,082     42,408,663
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,699,316,689)............................            $1,692,597,559
                                                              ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


At October 31, 2017, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                          UNREALIZED
                                                                                           FOREIGN
                                                                                           EXCHANGE
                                                                      SETTLEMENT         APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD          COUNTERPARTY                  DATE           (DEPRECIATION)
------------------ --------------- ----------------------------- ----------             --------------
AUD   29,451,407   USD  22,534,449 Citibank, N.A.                        11/02/17         $    6,181
USD    2,644,569   AUD   3,382,519 Citibank, N.A.                        11/02/17             55,759
USD    9,002,616   AUD  11,460,685 Citibank, N.A.                        11/02/17            231,182
USD   11,490,577   AUD  14,608,203 Citibank, N.A.                        11/02/17            310,191
USD    8,123,206   CAD  10,173,918 National Australia Bank Ltd.          11/17/17            235,996
USD    8,230,562   CAD  10,575,308 Barclays Capital                      11/17/17             32,179
USD   16,236,178   CAD  20,259,242 Barclays Capital                      11/17/17            530,439
USD   37,715,014   CAD  47,071,490 Citibank, N.A.                        11/17/17          1,223,396
USD   12,742,192   SEK 102,973,708 Barclays Capital                      01/12/18            385,215
                                                                                          ----------
                                                                   TOTAL APPRECIATION     $3,010,538

USD   22,804,265   AUD  29,827,689 Citibank, N.A.                        01/30/18         $   (6,379)
                                                                                          ----------
                                                                   TOTAL (DEPRECIATION)   $   (6,379)
                                                                                          ----------

                                                                   TOTAL APPRECIATION
                                                                   (DEPRECIATION)         $3,004,159
                                                                                          ==========

At October 31, 2017, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
Brent Crude Oil Futures.......    120     11/30/17  $  6,599,656 $  7,312,800   $  713,144
CBT Wheat Futures.............    137     12/14/17     3,194,258    2,866,725     (327,533)
Coffee 'C' Futures............     39     12/18/17     1,994,376    1,829,588     (164,788)
Copper Futures................    104     12/27/17     7,587,373    8,062,600      475,227
Corn Futures..................    361     12/14/17     6,536,122    6,240,787     (295,335)
Cotton No.2 Futures...........     34     12/06/17     1,153,006    1,162,460        9,454
Gasoline RBOB Futures.........     47     12/29/17     3,064,749    3,380,475      315,726
Gold 100 Oz Futures...........     83     12/27/17    10,575,697   10,545,150      (30,547)
Heating Oil Futures...........     46     12/29/17     3,393,668    3,632,933      239,265
KCB Wheat Futures.............     48     12/14/17     1,127,405      999,600     (127,805)
LME Nickel Futures............     55     11/13/17     3,415,856    4,046,295      630,439
LME Nickel Futures............     42     01/15/18     2,684,233    3,098,592      414,359
LME Prime Aluminum Futures....    143     11/13/17     7,146,090    7,672,844      526,754
LME Prime Aluminum Futures....    108     01/15/18     5,725,139    5,827,950      102,811
LME Zinc Futures..............     53     11/13/17     3,859,653    4,384,425      524,772
LME Zinc Futures..............     41     01/15/18     3,372,683    3,357,900      (14,783)
Lean Hogs Futures.............     71     12/14/17     1,635,337    1,931,200      295,863
Live Cattle Futures...........     76     12/29/17     3,417,059    3,819,000      401,941
Natural Gas Futures...........    212     12/27/17     6,820,706    6,415,120     (405,586)
Silver Futures................     43     12/27/17     3,650,803    3,588,995      (61,808)
Soybean Futures...............    102     01/12/18     4,934,500    5,022,225       87,725
Soybean Meal Futures..........     81     01/12/18     2,559,067    2,541,780      (17,287)
Soybean Oil Futures...........    117     01/12/18     2,314,191    2,451,384      137,193
Sugar #11 Futures.............    128     02/28/18     2,087,000    2,113,126       26,126
WTI Crude Futures.............    114     12/19/17     5,810,933    6,223,260      412,327
                                                    ------------ ------------   ----------
TOTAL.........................                      $104,659,560 $108,527,214   $3,867,654
                                                    ------------ ------------   ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                                  UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------                    --------- ---------- ------------  ------------  --------------
SHORT POSITION CONTRACTS:
LME Nickel Futures............     (6)    01/15/18  $   (409,654) $   (442,656)   $  (33,002)
LME Nickel Futures............    (55)    11/13/17    (3,531,376)   (4,046,295)     (514,919)
LME Prime Aluminum Futures....    (15)    01/15/18      (806,936)     (809,437)       (2,501)
LME Prime Aluminum Futures....   (143)    11/13/17    (7,499,416)   (7,672,844)     (173,428)
LME Zinc Futures..............     (5)    01/15/18      (395,228)     (409,500)      (14,272)
LME Zinc Futures..............    (53)    11/13/17    (4,294,666)   (4,384,425)      (89,759)
                                                    ------------  ------------    ----------
TOTAL.........................                      $(16,937,276) $(17,765,157)   $ (827,881)
                                                    ------------  ------------    ----------
TOTAL FUTURES CONTRACTS.......                      $ 87,722,284  $ 90,762,057    $3,039,773
                                                    ============  ============    ==========

At October 31, 2017, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                 PAYMENTS
                                                 RECEIVED               UPFRONT  UPFRONT               UNREALIZED
REFERENCE                         NOTIONAL       (PAID) BY   EXPIRATION PREMIUMS PREMIUMS   MARKET    APPRECIATION
ENTITY         COUNTERPARTY        AMOUNT        THE FUND       DATE      PAID   RECEIVED   VALUE    (DEPRECIATION)
---------     --------------- ----------------  -----------  ---------- -------- -------- ---------- --------------
Custom Index* Bank of America
              Corp.           USD (194,041,395) (Fixed Rate)  12/19/17     --       --    $  648,262   $  648,262
Custom Index* Citibank, N.A.  USD (218,510,063) (Fixed Rate)  12/21/17     --       --       730,156      730,156
Custom Index* Citibank, N.A.  USD (211,135,511) (Fixed Rate)  12/21/17     --       --       488,967      488,967
Custom Index* Credit Suisse   USD (185,905,082) (Fixed Rate)  11/28/17     --       --       497,773      497,773
Custom Index* Credit Suisse   USD (224,297,660) (Fixed Rate)  11/28/17     --       --       364,334      364,334
Custom Index* Bank of America
              Corp            USD (154,840,049) (Fixed Rate)  12/19/17     --       --       358,620      358,620
Custom Index* UBS AG          USD (259,060,363) (Fixed Rate)  01/31/18     --       --       935,330      935,330
Custom Index* UBS AG          USD (102,081,505) (Fixed Rate)  01/31/18     --       --       265,034      265,034
Custom Index* Deutsche Bank   USD  (75,727,062) (Fixed Rate)  11/28/17     --       --       200,636      200,636
                                                                           --       --    ----------   ----------
    TOTAL                                                                  --       --    $4,489,112   $4,489,112
                                                                           ==       ==    ==========   ==========

  * Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                           LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                           ------- ------------ ------- ------------
Bonds
 Australia................................   --    $ 92,685,186   --    $ 92,685,186
 Canada...................................   --     133,542,121   --     133,542,121
 Finland..................................   --       6,111,210   --       6,111,210
 France...................................   --      22,370,884   --      22,370,884
 Germany..................................   --      25,178,448   --      25,178,448
 Ireland..................................   --       4,100,502   --       4,100,502
 Italy....................................   --       4,126,140   --       4,126,140
 Japan....................................   --      38,897,017   --      38,897,017
 Netherlands..............................   --      74,558,340   --      74,558,340
 Norway...................................   --      11,459,373   --      11,459,373
 Spain....................................   --      11,288,280   --      11,288,280
 Supranational Organization Obligations...   --       6,993,433   --       6,993,433
 Sweden...................................   --      52,232,476   --      52,232,476
 Switzerland..............................   --      20,977,719   --      20,977,719

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------------
                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                           ---------- -------------- ------- --------------
 United Kingdom...........................         -- $   12,576,103   --    $   12,576,103
 United States............................         --    578,117,506   --       578,117,506
U.S. Treasury Obligations.................         --    554,974,158   --       554,974,158
Securities Lending Collateral.............         --     42,408,663   --        42,408,663
Swap Agreements**.........................         --      4,489,112   --         4,489,112
Futures Contracts**....................... $3,039,773             --   --         3,039,773
Forward Currency Contracts**..............         --      3,004,159   --         3,004,159
                                           ---------- --------------   --    --------------
TOTAL..................................... $3,039,773 $1,700,090,830   --    $1,703,130,603
                                           ========== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $41,578 of securities on loan).................. $    1,650,189
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $42,415)...............................................................         42,409
Segregated Cash for Swap Contracts..............................................         10,152
Cash............................................................................         56,218
Receivables:
 Dividends, Interest and Tax Reclaims...........................................          9,339
 Securities Lending Income......................................................             12
 Fund Shares Sold...............................................................          1,008
 Futures Margin Variation.......................................................          1,223
Unrealized Gain on Swap Contracts...............................................          4,489
Unrealized Gain on Forward Currency Contracts...................................          3,011
Prepaid Expenses and Other Assets...............................................             46
                                                                                 --------------
     Total Assets...............................................................      1,778,096
                                                                                 --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned...............................................         42,433
 Fund Shares Redeemed...........................................................          1,231
 Due to Advisor.................................................................            437
Segregated Cash for Swap Contracts..............................................          5,532
Unrealized Loss on Forward Currency Contracts...................................              6
Accrued Expenses and Other Liabilities..........................................            136
                                                                                 --------------
     Total Liabilities..........................................................         49,775
                                                                                 --------------
NET ASSETS...................................................................... $    1,728,321
                                                                                 ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).........................................    289,105,302
                                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........................ $         5.98
                                                                                 ==============
Investments at Cost............................................................. $    1,656,906
                                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................. $    1,696,015
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)........................................................................         30,284
Accumulated Net Realized Gain (Loss)............................................         (1,759)
Net Unrealized Foreign Exchange Gain (Loss).....................................          2,975
Net Unrealized Appreciation (Depreciation)......................................            806
                                                                                 --------------
NET ASSETS...................................................................... $    1,728,321
                                                                                 ==============
(1) NUMBER OF SHARES AUTHORIZED.................................................  1,800,000,000
                                                                                 ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO#

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
 Interest........................................................................................... $24,768
 Income from Securities Lending.....................................................................     202
                                                                                                     -------
     Total Investment Income........................................................................  24,970
                                                                                                     -------
EXPENSES
 Investment Management Fees.........................................................................   6,065
 Accounting & Transfer Agent Fees...................................................................     103
 Custodian Fees.....................................................................................      54
 Filing Fees........................................................................................     108
 Shareholders' Reports..............................................................................      71
 Directors'/Trustees' Fees & Expenses...............................................................      17
 Professional Fees..................................................................................      59
 Other..............................................................................................      45
                                                                                                     -------
     Total Expenses.................................................................................   6,522
                                                                                                     -------
 Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D)..  (1,059)
 Fees Paid Indirectly (Note C)......................................................................     (19)
                                                                                                     -------
 Net Expenses.......................................................................................   5,444
                                                                                                     -------
 NET INVESTMENT INCOME (LOSS).......................................................................  19,526
                                                                                                     -------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**.....................................................................  (2,466)
   Affiliated Investment Companies Shares Sold......................................................     (22)
   Futures..........................................................................................  (4,294)
   Swap Contracts...................................................................................  11,651
   Foreign Currency Transactions....................................................................     (42)
   Forward Currency Contracts.......................................................................      49
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................................................  (8,171)
   Affiliated Investment Companies Shares...........................................................      (4)
   Futures..........................................................................................   4,164
   Swap Contracts...................................................................................  26,047
   Translation of Foreign Currency Denominated Amounts..............................................     (30)
   Forward Currency Contracts.......................................................................   3,005
                                                                                                     -------
 NET REALIZED AND UNREALIZED GAIN (LOSS)............................................................  29,887
                                                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $49,413
                                                                                                     =======

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                 DFA COMMODITY STRATEGY
                                                                                        PORTFOLIO
                                                                                 ----------------------
                                                                                    YEAR        YEAR
                                                                                   ENDED       ENDED
                                                                                  OCT. 31,    OCT. 31,
                                                                                    2017        2016
                                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)................................................... $   19,526  $   12,561
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................................     (2,466)        484
   Affiliated Investment Companies Shares Sold..................................        (22)         --
   Futures......................................................................     (4,294)      5,533
   Swap Contracts...............................................................     11,651      22,428
   Foreign Currency Transactions................................................        (42)         --
   Forward Currency Contracts...................................................         49          --
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................................     (8,171)      1,678
   Affiliated Investment Companies Shares.......................................         (4)         --
   Futures......................................................................      4,164           9
   Swap Contracts...............................................................     26,047     (20,194)
   Translation of Foreign Currency Denominated Amounts..........................        (30)         --
   Forward Currency Contracts...................................................      3,005          --
                                                                                 ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations............     49,413      22,499
                                                                                 ----------  ----------
Distributions From:
 Net Investment Income:
   Institutional Class Shares...................................................    (22,518)     (7,538)
 Net Short-Term Gains:
   Institutional Class Shares...................................................       (875)         --
 Net Long-Term Gains:
   Institutional Class Shares...................................................         --        (155)
                                                                                 ----------  ----------
     Total Distributions........................................................    (23,393)     (7,693)
                                                                                 ----------  ----------
Capital Share Transactions (1):
 Shares Issued..................................................................    723,399   1,017,341
 Shares Issued in Lieu of Cash Distributions....................................     22,385       7,499
 Shares Redeemed................................................................   (641,580)   (648,620)
                                                                                 ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....................    104,204     376,220
                                                                                 ----------  ----------
     Total Increase (Decrease) in Net Assets....................................    130,224     391,026
NET ASSETS
 Beginning of Year..............................................................  1,598,097   1,207,071
                                                                                 ----------  ----------
 End of Year.................................................................... $1,728,321  $1,598,097
                                                                                 ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..................................................................    123,067     183,938
 Shares Issued in Lieu of Cash Distributions....................................      3,816       1,318
 Shares Redeemed................................................................   (109,656)   (116,801)
                                                                                 ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed....................     17,227      68,455
                                                                                 ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)........................................................................ $   30,284  $   32,632

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA COMMODITY STRATEGY PORTFOLIO
                                                     -----------------------------------------------------------
                                                        YEAR         YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2017         2016         2015         2014        2013
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................. $     5.88  $     5.93   $     8.00   $     8.30   $   9.40
                                                     ----------  ----------   ----------   ----------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................       0.07        0.05         0.05         0.06       0.06
 Net Gains (Losses) on Securities (Realized and
   Unrealized)......................................       0.11       (0.07)       (2.05)       (0.31)     (1.10)
                                                     ----------  ----------   ----------   ----------   --------
   Total from Investment Operations.................       0.18       (0.02)       (2.00)       (0.25)     (1.04)
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................      (0.08)      (0.03)       (0.06)       (0.04)     (0.04)
 Net Realized Gains.................................         --          --        (0.01)       (0.01)     (0.02)
                                                     ----------  ----------   ----------   ----------   --------
   Total Distributions..............................      (0.08)      (0.03)       (0.07)       (0.05)     (0.06)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................ $     5.98  $     5.88   $     5.93   $     8.00   $   8.30
==================================================== ==========  ==========   ==========   ==========   ========
Total Return........................................       3.15%      (0.26)%     (25.16)%      (3.08)%   (11.15)%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................. $1,728,321  $1,598,097   $1,207,071   $1,194,191   $786,314
Ratio of Expenses to Average Net Assets.............       0.33%       0.33%        0.34%        0.33%      0.34%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly)..............................       0.39%       0.40%        0.40%        0.39%      0.40%
Ratio of Net Investment Income to Average Net Assets       1.17%       0.95%        0.77%        0.65%      0.66%
Portfolio Turnover Rate.............................        102%        159%         124%         104%        64%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The

Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2017, the Portfolio held a $397,635,322 investment in the Subsidiary, representing 23.01% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2017, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2017, approximately $1,059 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $19

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $303 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $24

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Portfolio's transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                        U.S. GOVERNMENT     OTHER INVESTMENT
                                          SECURITIES           SECURITIES
                                     --------------------- ------------------
                                     PURCHASES    SALES    PURCHASES  SALES
                                     ---------- ---------- --------- --------
   DFA Commodity Strategy Portfolio. $1,138,550 $1,067,377 $582,484  $567,753

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                      NET REALIZED                                        DIVIDEND
                                                      GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                      ON SALES OF   UNREALIZED                           AFFILIATED
                     BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                      10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                    ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA COMMODITY
 STRATEGY PORTFOLIO
DFA Short Term
 Investment Fund....  $102,403  $3,976,582 $4,036,550     $(22)         $(4)      $42,409      3,665       $1,332
                      --------  ---------- ----------     ----          ---       -------      -----       ------
TOTAL...............  $102,403  $3,976,582 $4,036,550     $(22)         $(4)      $42,409      3,665       $1,332
                      ========  ========== ==========     ====          ===       =======      =====       ======

                     CAPITAL GAIN
                     DISTRIBUTIONS
                         FROM
                      AFFILIATED
                      INVESTMENT
-                    -------------
DFA COMMODITY
 STRATEGY PORTFOLIO
DFA Short Term
 Investment Fund....      --
                          --
TOTAL...............      --
                          ==

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.     $5,774           $644         $(6,418)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- -------
     DFA Commodity Strategy Portfolio
     2016.............................    $ 7,540         $154      $ 7,694
     2017.............................     23,393           --       23,393

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(5,774)         --       $(5,774)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                               TOTAL NET
                                  NET INVESTMENT                                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.    $39,616          --          $(1,758)      $(5,453)       $32,405

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 UNLIMITED TOTAL
                                                 --------- ------
               DFA Commodity Strategy Portfolio.  $1,758   $1,758

   During the year ended October 31, 2017, the Portfolio did not utilize capital loss carryforwards.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET
                                                                         UNREALIZED
                                   FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                   TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,708,552   $12,059      $(17,481)     $(5,422)

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                           FORWARD
                                          CURRENCY             SWAP
                                          CONTRACTS FUTURES  CONTRACTS
                                          --------- -------- ----------
        DFA Commodity Strategy Portfolio.  $17,238  $133,656 $1,519,367

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2017:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward Currency          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Commodity Futures         Receivables: Futures       Payables: Futures Margin
   Contracts                 Margin Variation           Variation

 Commodity Swap Contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                  ---------------------------------------------------------
                                    TOTAL VALUE     FORWARD            COMMODITY
                                         AT        CURRENCY   EQUITY    FUTURES     SWAP
                                  OCTOBER 31, 2017 CONTRACTS CONTRACTS CONTRACTS* CONTRACTS
                                  ---------------- --------- --------- ---------- ---------
DFA Commodity Strategy Portfolio.     $12,813       $3,011      --      $ 5,313    $4,489

                                                 LIABILITY DERIVATIVES VALUE
                                  ---------------------------------------------------------
                                    TOTAL VALUE     FORWARD            COMMODITY
                                         AT        CURRENCY   EQUITY    FUTURES     SWAP
                                  OCTOBER 31, 2017 CONTRACTS CONTRACTS CONTRACTS* CONTRACTS
                                  ---------------- --------- --------- ---------- ---------
DFA Commodity Strategy Portfolio.     $(2,279)      $   (6)     --      $(2,273)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2017:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of: Futures
Forward Currency Contracts   Net Realized Gain (Loss) on: Forward Currency Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Forward Currency Contracts
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                       REALIZED GAIN (LOSS) ON DERIVATIVES
                                      -------------------------------------
                                               FORWARD  COMMODITY
                                              CURRENCY   FUTURES    SWAP
                                       TOTAL  CONTRACTS CONTRACTS CONTRACTS
                                      ------- --------- --------- ---------
    DFA Commodity Strategy Portfolio. $ 7,406  $   49    $(4,294)  $11,651

                                        CHANGE IN UNREALIZED APPRECIATION
                                          (DEPRECIATION) ON DERIVATIVES
                                      -------------------------------------
                                               FORWARD  COMMODITY
                                              CURRENCY   FUTURES    SWAP
                                       TOTAL  CONTRACTS CONTRACTS CONTRACTS
                                      ------- --------- --------- ---------
    DFA Commodity Strategy Portfolio. $33,216  $3,005    $ 4,164   $26,047

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2017 (Amounts in thousands):

                                    NET                                                   NET
                                  AMOUNTS                                               AMOUNTS
                                    OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
-                    AMOUNTS OF STATEMENTS  ---------------------         AMOUNTS OF  STATEMENTS  ----------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                            ASSETS                                             LIABILITIES
                     ---------------------------------------------------- -----------------------------------------------------
DFA COMMODITY
 STRATEGY PORTFOLIO
Forward Currency
 Contracts..........   $3,011     $3,011        $(6)          --   $3,005     $ 6         $ 6         $(6)        --       --
Swap Contracts......    4,489      4,489         --      $(1,063)   3,426      --          --          --         --       --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the year ended October 31, 2017.

J. SECURITIES LENDING:

   As of October 31, 2017, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF OCTOBER 31, 2017
                                   --------------------------------------------------------
                                   OVERNIGHT AND            BETWEEN
                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                   ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds, U.S. Treasury Obligations.  $42,408,663     --         --         --    $42,408,663

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   At October 31, 2017, 3 shareholders held 63% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2017

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
 4/30/2008                 $10,000                  $10,000
 5/31/2008                  10,000                   10,152
 6/30/2008                   9,006                    9,362
 7/31/2008                   8,752                    9,029
 8/31/2008                   8,381                    8,680
 9/30/2008                   7,404                    7,427
10/31/2008                   5,537                    5,882
11/30/2008                   5,194                    5,563
12/31/2008                   5,594                    5,856
 1/31/2009                   4,819                    5,310
 2/28/2009                   4,220                    4,772
 3/31/2009                   4,686                    5,087
 4/30/2009                   5,539                    5,743
 5/31/2009                   6,361                    6,469
 6/30/2009                   6,268                    6,402
 7/31/2009                   7,007                    7,003
 8/31/2009                   7,404                    7,339
 9/30/2009                   7,789                    7,641
10/31/2009                   7,467                    7,519
11/30/2009                   7,685                    7,705
12/31/2009                   7,769                    7,828
 1/31/2010                   7,316                    7,461
 2/28/2010                   7,340                    7,453
 3/31/2010                   7,920                    7,933
 4/30/2010                   7,781                    7,815
 5/31/2010                   6,874                    6,952
 6/30/2010                   6,751                    6,852
 7/31/2010                   7,584                    7,485
 8/31/2010                   7,209                    7,261
 9/30/2010                   7,990                    7,958
10/31/2010                   8,259                    8,241
11/30/2010                   7,836                    7,892
12/31/2010                   8,567                    8,528
 1/31/2011                   8,931                    8,712
 2/28/2011                   9,224                    9,035
 3/31/2011                   8,966                    8,854
 4/30/2011                   9,443                    9,336
 5/31/2011                   9,097                    9,059
 6/30/2011                   8,968                    8,930
 7/31/2011                   8,679                    8,783
 8/31/2011                   7,744                    8,040
 9/30/2011                   6,896                    7,233
10/31/2011                   7,555                    7,936
11/30/2011                   7,306                    7,569
12/31/2011                   7,106                    7,487
 1/31/2012                   7,579                    7,891
 2/29/2012                   7,974                    8,325
 3/31/2012                   7,907                    8,263
 4/30/2012                   7,622                    8,123
 5/31/2012                   6,676                    7,197
 6/30/2012                   7,146                    7,669
 7/31/2012                   7,112                    7,764
 8/31/2012                   7,407                    7,986
 9/30/2012                   7,665                    8,228
10/31/2012                   7,759                    8,286
11/30/2012                   7,877                    8,460
12/31/2012                   8,263                    8,716
 1/31/2013                   8,646                    9,144
 2/28/2013                   8,382                    9,053
 3/31/2013                   8,408                    9,125
 4/30/2013                   8,817                    9,541
 5/31/2013                   8,707                    9,327
 6/30/2013                   8,400                    8,978
 7/31/2013                   8,968                    9,455
 8/31/2013                   8,902                    9,333
 9/30/2013                   9,570                    9,993
10/31/2013                   9,901                   10,328
11/30/2013                   9,931                   10,391
12/31/2013                  10,149                   10,548
 1/31/2014                   9,775                   10,122
 2/28/2014                  10,328                   10,675
 3/31/2014                  10,249                   10,627
 4/30/2014                  10,420                   10,794
 5/31/2014                  10,529                   10,961
 6/30/2014                  10,661                   11,117
 7/31/2014                  10,419                   10,919
 8/31/2014                  10,419                   10,928
 9/30/2014                   9,956                   10,479
10/31/2014                   9,782                   10,312
11/30/2014                   9,787                   10,439
12/31/2014                   9,412                   10,092
 1/31/2015                   9,348                   10,056
 2/28/2015                  10,014                   10,657
 3/31/2015                   9,801                   10,479
 4/30/2015                  10,334                   10,933
 5/31/2015                  10,334                   10,838
 6/30/2015                  10,032                   10,530
 7/31/2015                   9,934                   10,697
 8/31/2015                   9,191                    9,917
 9/30/2015                   8,557                    9,417
10/31/2015                   9,216                   10,125
11/30/2015                   9,091                    9,964
12/31/2015                   8,798                    9,785
 1/31/2016                   8,107                    9,112
 2/29/2016                   7,843                    8,985
 3/31/2016                   8,438                    9,594
 4/30/2016                   8,841                    9,903
 5/31/2016                   8,675                    9,791
 6/30/2016                   8,356                    9,493
 7/31/2016                   8,727                    9,960
 8/31/2016                   8,958                    9,970
 9/30/2016                   9,063                   10,091
10/31/2016                   9,176                    9,895
11/30/2016                   9,215                    9,736
12/31/2016                   9,517                   10,054
 1/31/2017                   9,926                   10,354
 2/28/2017                   9,852                   10,473
 3/31/2017                  10,071                   10,739
 4/30/2017                  10,214                   10,967
 5/31/2017                  10,385                   11,333
 6/30/2017                  10,493                   11,343
 7/31/2017                  10,985                   11,681
 8/31/2017                  10,967                   11,678               Past performance is not predictive of
 9/30/2017                  11,357                   11,981               future performance.
10/31/2017                  11,561                   12,145               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE         SINCE              would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      INCEPTION            redemption of fund shares.
         -----------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              25.99%      8.30%        1.54%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
               Portfolio - Institutional Class         (net dividends)
               -------------------------------     -----------------------
10/31/2007                $10,000                         $10,000
11/30/2007                  9,392                           9,609
12/31/2007                  9,188                           9,428
 1/31/2008                  8,444                           8,578
 2/29/2008                  8,334                           8,734
 3/31/2008                  8,434                           8,609
 4/30/2008                  8,809                           9,088
 5/31/2008                  8,812                           9,225
 6/30/2008                  7,938                           8,508
 7/31/2008                  7,713                           8,205
 8/31/2008                  7,387                           7,888
 9/30/2008                  6,525                           6,749
10/31/2008                  4,888                           5,345
11/30/2008                  4,588                           5,055
12/31/2008                  4,931                           5,322
 1/31/2009                  4,252                           4,825
 2/28/2009                  3,730                           4,337
 3/31/2009                  4,135                           4,623
 4/30/2009                  4,894                           5,219
 5/31/2009                  5,622                           5,879
 6/30/2009                  5,537                           5,818
 7/31/2009                  6,193                           6,364
 8/31/2009                  6,544                           6,669
 9/30/2009                  6,881                           6,944
10/31/2009                  6,604                           6,833
11/30/2009                  6,797                           7,002
12/31/2009                  6,876                           7,113
 1/31/2010                  6,477                           6,780
 2/28/2010                  6,497                           6,773
 3/31/2010                  7,015                           7,209
 4/30/2010                  6,894                           7,102
 5/31/2010                  6,083                           6,318
 6/30/2010                  5,977                           6,227
 7/31/2010                  6,723                           6,802
 8/31/2010                  6,391                           6,599
 9/30/2010                  7,075                           7,232
10/31/2010                  7,326                           7,489
11/30/2010                  6,952                           7,172
12/31/2010                  7,603                           7,750
 1/31/2011                  7,926                           7,917
 2/28/2011                  8,186                           8,210
 3/31/2011                  7,961                           8,046
 4/30/2011                  8,384                           8,484
 5/31/2011                  8,081                           8,232
 6/30/2011                  7,968                           8,115
 7/31/2011                  7,711                           7,981
 8/31/2011                  6,884                           7,307
 9/30/2011                  6,131                           6,573
10/31/2011                  6,721                           7,212
11/30/2011                  6,496                           6,879
12/31/2011                  6,322                           6,804
 1/31/2012                  6,747                           7,171
 2/29/2012                  7,094                           7,565
 3/31/2012                  7,039                           7,509
 4/30/2012                  6,785                           7,382
 5/31/2012                  5,947                           6,540
 6/30/2012                  6,366                           6,969
 7/31/2012                  6,340                           7,056
 8/31/2012                  6,598                           7,257
 9/30/2012                  6,833                           7,477
10/31/2012                  6,921                           7,530
11/30/2012                  7,027                           7,688
12/31/2012                  7,372                           7,920
 1/31/2013                  7,714                           8,310
 2/28/2013                  7,483                           8,227
 3/31/2013                  7,505                           8,292
 4/30/2013                  7,875                           8,670
 5/31/2013                  7,777                           8,476
 6/30/2013                  7,503                           8,158
 7/31/2013                  8,015                           8,592
 8/31/2013                  7,956                           8,482
 9/30/2013                  8,556                           9,081
10/31/2013                  8,852                           9,386
11/30/2013                  8,884                           9,443
12/31/2013                  9,077                           9,586
 1/31/2014                  8,742                           9,199
 2/28/2014                  9,241                           9,701
 3/31/2014                  9,175                           9,657
 4/30/2014                  9,328                           9,809
 5/31/2014                  9,430                           9,961
 6/30/2014                  9,544                          10,103
 7/31/2014                  9,331                           9,923
 8/31/2014                  9,331                           9,931
 9/30/2014                  8,923                           9,523
10/31/2014                  8,766                           9,371
11/30/2014                  8,771                           9,487
12/31/2014                  8,442                           9,171
 1/31/2015                  8,385                           9,139
 2/28/2015                  8,983                           9,685
 3/31/2015                  8,791                           9,523
 4/30/2015                  9,274                           9,935
 5/31/2015                  9,279                           9,849
 6/30/2015                  9,009                           9,569
 7/31/2015                  8,921                           9,721
 8/31/2015                  8,254                           9,013
 9/30/2015                  7,690                           8,558
10/31/2015                  8,277                           9,201
11/30/2015                  8,170                           9,055
12/31/2015                  7,909                           8,893
 1/31/2016                  7,288                           8,280
 2/29/2016                  7,056                           8,165
 3/31/2016                  7,588                           8,719
 4/30/2016                  7,955                           8,999
 5/31/2016                  7,806                           8,898
 6/30/2016                  7,520                           8,627
 7/31/2016                  7,858                           9,052
 8/31/2016                  8,065                           9,060
 9/30/2016                  8,159                           9,170
10/31/2016                  8,261                           8,992
11/30/2016                  8,301                           8,848
12/31/2016                  8,574                           9,137
 1/31/2017                  8,943                           9,409
 2/28/2017                  8,881                           9,517
 3/31/2017                  9,083                           9,759
 4/30/2017                  9,211                           9,967
 5/31/2017                  9,370                          10,299
 6/30/2017                  9,469                          10,308
 7/31/2017                  9,912                          10,615
 8/31/2017                  9,901                          10,613             Past performance is not predictive of
 9/30/2017                 10,255                          10,888             future performance.
10/31/2017                 10,438                          11,037             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                 26.36%       8.56%       0.43%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      U.S. LARGE COMPANY PORTFOLIO VS.
                      S&P 500 INDEX
                      OCTOBER 31, 2007-OCTOBER 31, 2017

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
 10/31/2007          $10,000            $10,000
 11/30/2007            9,580              9,582
 12/31/2007            9,520              9,515
  1/31/2008            8,947              8,944
  2/29/2008            8,657              8,654
  3/31/2008            8,625              8,616
  4/30/2008            9,041              9,036
  5/31/2008            9,157              9,154
  6/30/2008            8,389              8,382
  7/31/2008            8,322              8,311
  8/31/2008            8,439              8,432
  9/30/2008            7,696              7,680
 10/31/2008            6,409              6,390
 11/30/2008            5,955              5,932
 12/31/2008            6,020              5,995
  1/31/2009            5,519              5,490
  2/28/2009            4,932              4,905
  3/31/2009            5,364              5,335
  4/30/2009            5,878              5,845
  5/31/2009            6,211              6,172
  6/30/2009            6,219              6,185
  7/31/2009            6,692              6,652
  8/31/2009            6,933              6,892
  9/30/2009            7,193              7,150
 10/31/2009            7,055              7,017
 11/30/2009            7,478              7,438
 12/31/2009            7,623              7,581
  1/31/2010            7,353              7,309
  2/28/2010            7,579              7,535
  3/31/2010            8,038              7,990
  4/30/2010            8,161              8,116
  5/31/2010            7,506              7,468
  6/30/2010            7,114              7,077
  7/31/2010            7,612              7,573
  8/31/2010            7,271              7,231
  9/30/2010            7,918              7,876
 10/31/2010            8,217              8,176
 11/30/2010            8,217              8,177
 12/31/2010            8,766              8,724
  1/31/2011            8,978              8,930
  2/28/2011            9,279              9,236
  3/31/2011            9,290              9,240
  4/30/2011            9,557              9,514
  5/31/2011            9,450              9,406
  6/30/2011            9,290              9,249
  7/31/2011            9,102              9,061
  8/31/2011            8,612              8,569
  9/30/2011            8,002              7,966
 10/31/2011            8,881              8,837
 11/30/2011            8,854              8,818
 12/31/2011            8,950              8,908
  1/31/2012            9,348              9,307
  2/29/2012            9,746              9,709
  3/31/2012           10,072             10,029
  4/30/2012           10,009              9,966
  5/31/2012            9,401              9,367
  6/30/2012            9,790              9,753
  7/31/2012            9,927              9,888
  8/31/2012           10,145             10,111
  9/30/2012           10,407             10,372
 10/31/2012           10,215             10,181
 11/30/2012           10,279             10,240
 12/31/2012           10,366             10,333
  1/31/2013           10,902             10,869
  2/28/2013           11,050             11,016
  3/31/2013           11,465             11,429
  4/30/2013           11,687             11,649
  5/31/2013           11,956             11,922
  6/30/2013           11,800             11,762
  7/31/2013           12,396             12,360
  8/31/2013           12,033             12,002
  9/30/2013           12,412             12,379
 10/31/2013           12,983             12,948
 11/30/2013           13,376             13,342
 12/31/2013           13,717             13,680
  1/31/2014           13,237             13,207
  2/28/2014           13,849             13,811
  3/31/2014           13,962             13,927
  4/30/2014           14,066             14,030
  5/31/2014           14,387             14,360
  6/30/2014           14,684             14,656
  7/31/2014           14,484             14,454
  8/31/2014           15,064             15,032
  9/30/2014           14,850             14,822
 10/31/2014           15,212             15,184
 11/30/2014           15,623             15,592
 12/31/2014           15,574             15,553
  1/31/2015           15,103             15,086
  2/28/2015           15,977             15,953
  3/31/2015           15,723             15,701
  4/30/2015           15,867             15,851
  5/31/2015           16,070             16,055
  6/30/2015           15,763             15,744
  7/31/2015           16,092             16,074
  8/31/2015           15,124             15,104
  9/30/2015           14,750             14,731
 10/31/2015           15,986             15,973
 11/30/2015           16,045             16,021
 12/31/2015           15,789             15,768
  1/31/2016           14,998             14,985
  2/29/2016           14,988             14,965
  3/31/2016           16,001             15,980
  4/30/2016           16,060             16,042
  5/31/2016           16,349             16,330
  6/30/2016           16,384             16,373
  7/31/2016           16,994             16,976
  8/31/2016           17,014             17,000
  9/30/2016           17,023             17,003
 10/31/2016           16,712             16,693
 11/30/2016           17,324             17,312
 12/31/2016           17,667             17,654
  1/31/2017           18,002             17,989
  2/28/2017           18,723             18,703
  3/31/2017           18,737             18,725
  4/30/2017           18,931             18,917
  5/31/2017           19,196             19,183
  6/30/2017           19,311             19,303
  7/31/2017           19,711             19,700       Past performance is not predictive of
  8/31/2017           19,762             19,760       future performance.
  9/30/2017           20,174             20,168       The returns shown do not reflect the
 10/31/2017           20,647             20,638       deduction of taxes that a shareholder
                                                      would pay on fund distributions or the
      AVERAGE ANNUAL     ONE     FIVE      TEN        redemption of fund shares.
      TOTAL RETURN       YEAR    YEARS    YEARS       Copyright 2017 S&P Dow Jones Indices
      --------------------------------------------    LLC, a division of S&P Global. All rights
                        23.55%   15.11%   7.52%       reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For funds investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 25.99% for the Portfolio's Class R2 shares, 26.36% for the Portfolio's Institutional
Class shares, and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Master Fund's emphasis on value stocks contributed positively to performance relative to the benchmark. The Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2017, the Portfolio held approximately 500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, the total return was 23.55% for the Portfolio and 23.63% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2017
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/17  10/31/17    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,131.90    0.68%    $3.65
   Institutional Class Shares......... $1,000.00 $1,133.20    0.43%    $2.31
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.78    0.68%    $3.47
   Institutional Class Shares......... $1,000.00 $1,023.04    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/17  10/31/17    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,090.70    0.08%    $0.42
     Hypothetical 5% Annual Return. $1,000.00 $1,024.80    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. LARGE COMPANY PORTFOLIO
Consumer Discretionary.......................  11.9%
Consumer Staples.............................   7.9%
Energy.......................................   5.9%
Financials...................................  14.7%
Health Care..................................  14.1%
Industrials..................................  10.0%
Information Technology.......................  24.5%
Materials....................................   3.0%
Real Estate..................................   2.9%
Telecommunication Services...................   1.9%
Utilities....................................   3.2%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of  The
  DFA Investment Trust Company.............................. $9,848,536,734
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $9,848,536,734
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                        ------       ------     ---------------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (11.6%)
*   Amazon.com, Inc...................   143,914 $  159,065,266            2.0%
    Comcast Corp. Class A............. 1,697,273     61,152,746            0.8%
    Home Depot, Inc. (The)............   425,419     70,525,962            0.9%
    McDonald's Corp...................   292,122     48,758,083            0.6%
*   Priceline Group, Inc. (The).......    17,730     33,899,051            0.4%
    Walt Disney Co. (The).............   556,803     54,460,901            0.7%
    Other Securities..................              517,379,956            6.4%
                                                 --------------           -----
Total Consumer Discretionary..........              945,241,965           11.8%
                                                 --------------           -----
Consumer Staples -- (7.7%)
    Altria Group, Inc.................   691,854     44,430,864            0.5%
    Coca-Cola Co. (The)............... 1,385,181     63,690,622            0.8%
    PepsiCo, Inc......................   515,367     56,808,904            0.7%
    Philip Morris International, Inc..   560,394     58,639,628            0.7%
    Procter & Gamble Co. (The)........   920,414     79,468,545            1.0%
    Wal-Mart Stores, Inc..............   527,866     46,087,981            0.6%
    Other Securities..................              282,006,147            3.6%
                                                 --------------           -----
Total Consumer Staples................              631,132,691            7.9%
                                                 --------------           -----
Energy -- (5.8%)
    Chevron Corp......................   683,991     79,267,717            1.0%
    Exxon Mobil Corp.................. 1,529,419    127,477,074            1.6%
    Other Securities..................              264,460,405            3.3%
                                                 --------------           -----
Total Energy..........................              471,205,196            5.9%
                                                 --------------           -----
Financials -- (14.3%)
    Bank of America Corp.............. 3,541,605     97,004,561            1.2%
*   Berkshire Hathaway, Inc. Class B..   694,514    129,832,447            1.6%
    Citigroup, Inc....................   983,300     72,272,550            0.9%
    JPMorgan Chase & Co............... 1,270,152    127,789,993            1.6%
    Wells Fargo & Co.................. 1,612,539     90,527,939            1.1%
    Other Securities..................              652,273,989            8.2%
                                                 --------------           -----
Total Financials......................            1,169,701,479           14.6%
                                                 --------------           -----
Health Care -- (13.7%)
    Abbott Laboratories...............   627,915     34,051,830            0.4%
    AbbVie, Inc.......................   575,050     51,898,263            0.6%
    Amgen, Inc........................   263,152     46,109,493            0.6%
    Bristol-Myers Squibb Co...........   591,348     36,462,518            0.5%
    Gilead Sciences, Inc..............   471,964     35,378,421            0.4%
    Johnson & Johnson.................   968,776    135,057,062            1.7%
    Medtronic P.L.C...................   488,485     39,332,812            0.5%
    Merck & Co., Inc..................   986,916     54,369,202            0.7%
    Pfizer, Inc....................... 2,154,043     75,520,748            0.9%
    UnitedHealth Group, Inc...........   348,941     73,354,377            0.9%
    Other Securities..................              538,916,727            6.8%
                                                 --------------           -----
Total Health Care.....................            1,120,451,453           14.0%
                                                 --------------           -----
Industrials -- (9.8%)
    3M Co.............................   215,221     49,541,722            0.6%
    Boeing Co. (The)..................   200,419     51,704,094            0.6%
    General Electric Co............... 3,124,518     62,990,283            0.8%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Honeywell International, Inc..................................    275,537 $   39,721,414            0.5%
      Other Securities..............................................               594,062,809            7.5%
                                                                                --------------          ------
Total Industrials...................................................               798,020,322           10.0%
                                                                                --------------          ------
Information Technology -- (23.8%)
*     Alphabet, Inc. Class A........................................    107,578    111,132,377            1.4%
*     Alphabet, Inc. Class C........................................    108,955    110,768,011            1.4%
      Apple, Inc....................................................  1,864,362    315,151,753            3.9%
      Broadcom, Ltd.................................................    146,621     38,694,748            0.5%
      Cisco Systems, Inc............................................  1,804,117     61,610,596            0.8%
*     Facebook, Inc. Class A........................................    855,559    154,051,954            1.9%
      Intel Corp....................................................  1,695,778     77,140,941            1.0%
      International Business Machines Corp..........................    312,602     48,159,464            0.6%
      Mastercard, Inc. Class A......................................    336,778     50,102,463            0.6%
      Microsoft Corp................................................  2,780,085    231,247,470            2.9%
      NVIDIA Corp...................................................    216,362     44,745,825            0.6%
      Oracle Corp...................................................  1,089,326     55,446,693            0.7%
      Texas Instruments, Inc........................................    357,047     34,522,874            0.4%
#     Visa, Inc. Class A............................................    660,208     72,609,676            0.9%
      Other Securities..............................................               542,679,450            6.8%
                                                                                --------------          ------
Total Information Technology........................................             1,948,064,295           24.4%
                                                                                --------------          ------
Materials -- (2.9%)
      DowDuPont, Inc................................................    841,839     60,873,378            0.8%
      Other Securities..............................................               180,037,814            2.2%
                                                                                --------------          ------
Total Materials.....................................................               240,911,192            3.0%
                                                                                --------------          ------
Real Estate -- (2.9%)
      Other Securities..............................................               233,976,658            2.9%
                                                                                --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................  2,216,171     74,574,154            0.9%
      Verizon Communications, Inc...................................  1,472,250     70,476,607            0.9%
      Other Securities..............................................                 6,646,994            0.1%
                                                                                --------------          ------
Total Telecommunication Services....................................               151,697,755            1.9%
                                                                                --------------          ------
Utilities -- (3.1%)
      Other Securities..............................................               252,274,717            3.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             7,962,677,723           99.6%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             7,962,677,723
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 28,357,388     28,357,388            0.4%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund................................ 16,039,538    185,593,492            2.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,792,238,294)..............................................            $8,176,628,603          102.3%
                                                                                ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)....    262     12/15/17  $33,619,653 $33,702,370    $82,717
                                                ----------- -----------    -------
TOTAL FUTURES CONTRACTS...                      $33,619,653 $33,702,370    $82,717
                                                =========== ===========    =======

Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $  945,241,965           --   --    $  945,241,965
 Consumer Staples...............    631,132,691           --   --       631,132,691
 Energy.........................    471,205,196           --   --       471,205,196
 Financials.....................  1,169,701,479           --   --     1,169,701,479
 Health Care....................  1,120,451,453           --   --     1,120,451,453
 Industrials....................    798,020,322           --   --       798,020,322
 Information Technology.........  1,948,064,295           --   --     1,948,064,295
 Materials......................    240,911,192           --   --       240,911,192
 Real Estate....................    233,976,658           --   --       233,976,658
 Telecommunication Services.....    151,697,755           --   --       151,697,755
 Utilities......................    252,274,717           --   --       252,274,717
Temporary Cash Investments......     28,357,388           --   --        28,357,388
Securities Lending Collateral...             -- $185,593,492   --       185,593,492
Futures Contracts**.............         82,717           --   --            82,717
                                 -------------- ------------   --    --------------
TOTAL........................... $7,991,117,828 $185,593,492   --    $8,176,711,320
                                 ============== ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA        U.S. LARGE
                                                                                              INTERNATIONAL    COMPANY
                                                                                             VALUE PORTFOLIO  PORTFOLIO*
                                                                                             --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value....................................... $    9,848,537            --
Investments at Value (including $0 and $407,857 of securities on loan, respectively)........             --  $  7,962,678
Temporary Cash Investments at Value & Cost..................................................             --        28,357
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $185,581)..................................................................................             --       185,593
Segregated Cash for Futures Contracts.......................................................             --           252
Receivables:
  Dividends, Interest and Tax Reclaims......................................................             --         6,652
  Securities Lending Income.................................................................             --            65
  Fund Shares Sold..........................................................................          5,854         4,879
  Futures Margin Variation..................................................................             --            59
Prepaid Expenses and Other Assets...........................................................             93            98
                                                                                             --------------  ------------
     Total Assets...........................................................................      9,854,484     8,188,633
                                                                                             --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................................             --       185,555
  Fund Shares Redeemed......................................................................         11,102         5,619
  Due to Advisor............................................................................          1,655           378
Accrued Expenses and Other Liabilities......................................................            588           903
                                                                                             --------------  ------------
     Total Liabilities......................................................................         13,345       192,455
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    9,841,139  $  7,996,178
                                                                                             ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,508 and $0 and shares outstanding of
 176,386 and 0, respectively................................................................ $        19.89           N/A
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................    100,000,000           N/A
                                                                                             ==============  ============
Institutional Class Shares -- based on net assets of $9,837,631 and $7,996,178 and shares
 outstanding of 493,369,218 and 398,901,388, respectively................................... $        19.94  $      20.05
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................  1,500,000,000   900,000,000
                                                                                             ==============  ============
Investments at Cost.........................................................................            N/A  $  3,578,301
                                                                                             ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................. $    8,259,000  $  3,752,856
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......         30,626         8,050
Accumulated Net Realized Gain (Loss)........................................................        (75,739)     (149,204)
Net Unrealized Foreign Exchange Gain (Loss).................................................            (40)           --
Net Unrealized Appreciation (Depreciation)..................................................      1,627,292     4,384,476
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    9,841,139  $  7,996,178
                                                                                             ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                            DFA        U.S. LARGE
                                                                                       INTERNATIONAL    COMPANY
                                                                                     VALUE PORTFOLIO*# PORTFOLIO#
                                                                                     ----------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $24,693 and $0, respectively).......    $  296,868             --
    Income from Securities Lending..................................................         7,241             --
    Expenses Allocated from Affiliated Investment Company...........................       (18,105)            --
                                                                                        ----------     ----------
     Total Net Investment Income Received from Affiliated Investment Companies......       286,004             --
                                                                                        ----------     ----------
FUND INVESTMENT INCOME
  Dividends.........................................................................            --     $  151,436
  Income from Securities Lending....................................................            --            844
                                                                                        ----------     ----------
     Total Investment Income........................................................            --        152,280
                                                                                        ----------     ----------
FUND EXPENSES
  Investment Management Fees........................................................        34,266          4,420
  Accounting & Transfer Agent Fees..................................................           244            429
  S&P 500(R) Fees...................................................................            --            102
  Custodian Fees....................................................................            --             96
  Shareholder Servicing Fees
    Class R2 Shares.................................................................            10             --
  Filing Fees.......................................................................           334            166
  Shareholders' Reports.............................................................           334            149
  Directors'/Trustees' Fees & Expenses..............................................            82             72
  Professional Fees.................................................................           183            217
  Other.............................................................................            43            218
                                                                                        ----------     ----------
     Total Expenses.................................................................        35,496          5,869
                                                                                        ----------     ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C).................................................................            --             24
    Institutional Class Shares......................................................       (17,125)            --
    Class R2 Shares.................................................................            (8)            --
                                                                                        ----------     ----------
  Net Expenses......................................................................        18,363          5,893
                                                                                        ----------     ----------
  NET INVESTMENT INCOME (LOSS)......................................................       267,641        146,387
                                                                                        ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................       104,748         25,596
    Affiliated Investment Companies Shares Sold.....................................            --             21
    Futures.........................................................................        12,673          4,571
    Foreign Currency Transactions...................................................        (1,987)            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................     1,639,175      1,352,486
    Affiliated Investment Companies Shares..........................................            --            (37)
    Futures.........................................................................         2,759            181
    Translation of Foreign Currency Denominated Amounts.............................           803             --
                                                                                        ----------     ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................     1,758,171      1,382,818
                                                                                        ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................    $2,025,812     $1,529,205
                                                                                        ==========     ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                 PORTFOLIO
                                                                 ------------------------  ------------------------
                                                                     YEAR         YEAR         YEAR         YEAR
                                                                    ENDED        ENDED        ENDED        ENDED
                                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                     2017         2016         2017         2016
                                                                 -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   267,641  $   229,798  $   146,387  $   131,507
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     104,748     (189,967)      25,596       44,973
    Affiliated Investment Companies Shares Sold.................          --           --           21           --
    Futures.....................................................      12,673        4,316        4,571       (5,349)
    Foreign Currency Transactions...............................      (1,987)       4,081           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   1,639,175        3,950    1,352,486      140,290
    Affiliated Investment Companies Shares......................          --           --          (37)          --
    Futures.....................................................       2,759         (482)         181         (356)
    Translation of Foreign Currency Denominated Amounts.........         803         (650)          --           --
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................   2,025,812       51,046    1,529,205      311,065
                                                                 -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (109)        (336)          --           --
    Institutional Class Shares..................................    (277,230)    (224,465)    (154,814)    (125,202)
  Net Short-Term Gains:
    Institutional Class Shares..................................          --           --         (124)          --
  Net Long-Term Gains:
    Institutional Class Shares..................................          --           --      (38,779)     (47,852)
                                                                 -----------  -----------  -----------  -----------
     Total Distributions........................................    (277,339)    (224,801)    (193,717)    (173,054)
                                                                 -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,967,887    2,442,715    1,555,398    1,529,402
  Shares Issued in Lieu of Cash Distributions...................     269,559      218,177      171,570      150,286
  Shares Redeemed...............................................  (1,418,753)  (2,019,049)  (1,432,214)  (1,262,506)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     818,693      641,843      294,754      417,182
                                                                 -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....................   2,567,166      468,088    1,630,242      555,193
NET ASSETS
  Beginning of Year.............................................   7,273,973    6,805,885    6,365,936    5,810,743
                                                                 -----------  -----------  -----------  -----------
  End of Year................................................... $ 9,841,139  $ 7,273,973  $ 7,996,178  $ 6,365,936
                                                                 ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     109,955      158,003       84,803       96,985
  Shares Issued in Lieu of Cash Distributions...................      14,996       14,327        9,395        9,320
  Shares Redeemed...............................................     (77,571)    (128,304)     (77,231)     (78,179)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      47,380       44,026       16,967       28,126
                                                                 ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    30,626  $    40,507  $     8,050  $    19,630

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                             ----------------------------------------------
                                                               YEAR       YEAR      YEAR      YEAR      YEAR
                                                              ENDED      ENDED     ENDED     ENDED     ENDED
                                                             OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                               2017       2016      2015      2014      2013
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..........................  $16.27     $16.93   $ 18.48   $ 19.46    $15.72
                                                              ------     ------   -------   -------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................    0.55       0.53      0.51      0.74      0.49
 Net Gains (Losses) on Securities (Realized and Unrealized).    3.61      (0.65)    (1.55)    (0.93)     3.77
                                                              ------     ------   -------   -------    ------
   Total from Investment Operations.........................    4.16      (0.12)    (1.04)    (0.19)     4.26
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................   (0.54)     (0.54)    (0.51)    (0.79)    (0.52)
                                                              ------     ------   -------   -------    ------
   Total Distributions......................................   (0.54)     (0.54)    (0.51)    (0.79)    (0.52)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................  $19.89     $16.27   $ 16.93   $ 18.48    $19.46
===========================================================  ========   ========  ========  ========  ========
Total Return................................................   25.99%     (0.43)%   (5.78)%   (1.21)%   27.61%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................  $3,508     $3,308   $10,404   $11,200    $5,517
Ratio of Expenses to Average Net Assets (B).................    0.68%      0.68%     0.68%     0.68%     0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................    0.88%      0.88%     0.73%     0.68%     0.69%
Ratio of Net Investment Income to Average Net Assets........    3.07%      3.42%     2.81%     3.79%     2.84%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                             -------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR        YEAR
                                                               ENDED        ENDED        ENDED        ENDED       ENDED
                                                              OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                                2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    16.30  $    16.92   $    18.47   $    19.45   $    15.72
                                                             ----------  ----------   ----------   ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.56        0.55         0.56         0.84         0.52
 Net Gains (Losses) on Securities (Realized and Unrealized).       3.66       (0.63)       (1.56)       (0.98)        3.78
                                                             ----------  ----------   ----------   ----------   ----------
   Total from Investment Operations.........................       4.22       (0.08)       (1.00)       (0.14)        4.30
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
                                                             ----------  ----------   ----------   ----------   ----------
   Total Distributions......................................      (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    19.94  $    16.30   $    16.92   $    18.47   $    19.45
===========================================================  ==========  ==========   ==========   ==========   ==========
Total Return................................................      26.36%      (0.20)%      (5.58)%      (0.97)%      27.90%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $9,837,631  $7,270,665   $6,795,481   $6,991,214   $6,522,355
Ratio of Expenses to Average Net Assets (B).................       0.43%       0.43%        0.43%        0.43%        0.43%
Ratio of Expenses to Average Net Assets (Excluding fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly) (B)....       0.63%       0.63%        0.49%        0.43%        0.43%
Ratio of Net Investment Income to Average Net Assets........       3.12%       3.51%        3.10%        4.29%        3.00%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. LARGE COMPANY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2017        2016        2015        2014        2013
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.37        0.35        0.33        0.29        0.27
 Net Gains (Losses) on Securities (Realized and Unrealized).       3.50        0.38        0.47        2.07        2.71
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       3.87        0.73        0.80        2.36        2.98
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.39)      (0.34)      (0.32)      (0.29)      (0.26)
 Net Realized Gains.........................................      (0.10)      (0.14)         --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.49)      (0.48)      (0.32)      (0.29)      (0.26)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      23.55%       4.54%       5.09%      17.17%      27.10%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $7,996,178  $6,365,936  $5,810,743  $5,668,374  $4,917,336
Ratio of Expenses to Average Net Assets.....................       0.08%       0.08%       0.08%       0.08%       0.09%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.08%       0.08%       0.09%       0.08%       0.10%
Ratio of Net Investment Income to Average Net Assets........       1.99%       2.17%       2.05%       1.95%       2.13%
Portfolio Turnover Rate.....................................          7%          9%          2%          3%          3%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2017, the Feeder Fund owned 77% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2017, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2017, are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      PREVIOUSLY       NET WAIVED FEES/
                                                      RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES               AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------             ---------- ---------------- ----------------- ---------------------
DFA International Value Portfolio (1).    0.40%           --               --               $17,125
U.S. Large Company Portfolio (2)......    0.08%         $155             $798                   (24)

CLASS R2 SHARES
---------------
DFA International Value Portfolio (1).    0.79%           --               --                     8

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $287
                    U.S. Large Company Portfolio......  331

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                              PURCHASES  SALES
                                              --------- --------
                U.S. Large Company Portfolio. $754,842  $486,082

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                     NET REALIZED                                        DIVIDEND   CAPITAL GAIN
                                                     GAIN/(LOSS)    CHANGE IN                           INCOME FROM DISTRIBUTIONS
                                                     ON SALES OF   UNREALIZED                           AFFILIATED      FROM
                    BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT   AFFILIATED
                     10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES   INVESTMENT
                    ---------- ---------- ---------- ------------ ------------- ---------- ------------ ----------- -------------
U.S. LARGE COMPANY
 PORTFOLIO
DFA Short Term
 Investment Fund...  $336,122  $1,609,675 $1,760,188     $21          $(37)      $185,593     16,040      $2,628         --
                     --------  ---------- ----------     ---          ----       --------     ------      ------         --
TOTAL..............  $336,122  $1,609,675 $1,760,188     $21          $(37)      $185,593     16,040      $2,628         --
                     ========  ========== ==========     ===          ====       ========     ======      ======         ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (in thousands):

                                                      INCREASE       INCREASE
                                                     (DECREASE)     (DECREASE)
                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $  322         $  (183)        $(139)
U.S. Large Company Portfolio......      3,250          (3,153)          (97)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2016..............................    $224,802            --    $224,802
    2017..............................     277,339            --     277,339
    U.S. Large Company Portfolio
    2016..............................     125,202       $47,852     173,054
    2017..............................     154,938        38,779     193,717

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- -------
    DFA International Value Portfolio.    $  (322)           --     $  (322)
    U.S. Large Company Portfolio......     (2,859)        $(391)     (3,250)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $54,032             --      $(54,014)     $1,582,630    $1,582,648
U.S. Large Company Portfolio......     10,562        $19,857            --       4,213,230     4,243,649

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 UNLIMITED  TOTAL
                                                 --------- -------
              DFA International Value Portfolio.  $54,014  $54,014
              U.S. Large Company Portfolio......       --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   DFA International Value Portfolio. 122,423

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
                                   FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                      COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $8,265,907   $1,582,630          --     $1,582,630
U.S. Large Company Portfolio......  3,963,481    4,295,875    $(82,645)     4,213,230

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            YEAR ENDED             YEAR ENDED
                                                           OCT. 31, 2017         OCT. 31, 2016
                                                       --------------------  ---------------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  --------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     3,212      182  $     2,205       144
 Shares Issued in Lieu of Cash Distributions..........         109        6          336        22
 Shares Redeemed......................................      (3,910)    (215)      (8,814)     (578)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $      (589)     (27) $    (6,273)     (412)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,964,675  109,773  $ 2,440,510   157,859
 Shares Issued in Lieu of Cash Distributions..........     269,450   14,990      217,841    14,305
 Shares Redeemed......................................  (1,414,843) (77,356)  (2,010,235) (127,726)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   819,282   47,407  $   648,116    44,438
                                                       ===========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1.   Futures Contracts:   The Portfolios may purchase or sell futures
contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                   FUTURES
                                                   -------
                     U.S. Large Company Portfolio. $24,879

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                           ASSET DERIVATIVES VALUE
           -                             ---------------------------
                                           TOTAL VALUE
                                                AT          EQUITY
                                         OCTOBER 31, 2017 CONTRACTS*
                                         ---------------- ----------
           U.S. Large Company Portfolio.       $83           $83

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolios' Statements of Operations for the Portfolios' derivative instrument holdings for the year ended October 31, 2017:

                                    LOCATION OF GAIN (LOSS)
                                    ON DERIVATIVES
                  DERIVATIVE TYPE   RECOGNIZED IN INCOME
                  ---------------   -----------------------
                  Equity contracts  Net Realized Gain (Loss)
                                      on: Futures
                                    Change in Unrealized
                                      Appreciation
                                      (Depreciation) of:
                                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended
October 31, 2017 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                -------------------
                                                               EQUITY
                                                 TOTAL        CONTRACTS
                                                 -------      ---------
             DFA International Value Portfolio. $12,673        $12,673(1)
             U.S. Large Company Portfolio......   4,571          4,571

                                                CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION)
                                                  ON DERIVATIVES
                                                -------------------
                                                               EQUITY
                                                 TOTAL        CONTRACTS
                                                 -------      ---------
             DFA International Value Portfolio. $ 2,759        $ 2,759(1)
             U.S. Large Company Portfolio......     181            181

(1)The amount listed reflects allocated derivatives activity from the Master
   Fund.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     1.74%       $18,062         36        $32        $73,831

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not utilize the interfund lending program during the year ended October 31, 2017.

J. SECURITIES LENDING:

   As of October 31, 2017, the U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $232,181 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                  AS OF OCTOBER 31, 2017
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Common Stocks.................. $185,593,492     --         --         --    $185,593,492

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

N. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                  PERCENTAGE OF
                                                      NUMBER OF    OUTSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
DFA International Value Portfolio-Class R2 Shares...      4            98%
DFA International Value Portfolio-Institutional
  Class Shares......................................      4            74%
U.S. Large Company Portfolio........................      4            76%

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
 10/31/2007            $10,000                  $10,000
 11/30/2007              9,441                    9,511
 12/31/2007              9,410                    9,419
  1/31/2008              9,050                    9,042
  2/29/2008              8,773                    8,663
  3/31/2008              8,691                    8,598
  4/30/2008              9,239                    9,017
  5/31/2008              9,460                    9,003
  6/30/2008              8,423                    8,141
  7/31/2008              8,332                    8,112
  8/31/2008              8,493                    8,250
  9/30/2008              7,730                    7,644
 10/31/2008              5,992                    6,320
 11/30/2008              5,405                    5,867
 12/31/2008              5,580                    5,949
  1/31/2009              4,918                    5,265
  2/28/2009              4,229                    4,561
  3/31/2009              4,647                    4,951
  4/30/2009              5,398                    5,482
  5/31/2009              5,812                    5,821
  6/30/2009              5,741                    5,778
  7/31/2009              6,287                    6,251
  8/31/2009              6,714                    6,578
  9/30/2009              7,008                    6,832
 10/31/2009              6,705                    6,623
 11/30/2009              7,083                    6,996
 12/31/2009              7,279                    7,120
  1/31/2010              7,110                    6,920
  2/28/2010              7,417                    7,138
  3/31/2010              7,995                    7,603
  4/30/2010              8,248                    7,800
  5/31/2010              7,541                    7,158
  6/30/2010              6,972                    6,755
  7/31/2010              7,519                    7,213
  8/31/2010              7,066                    6,904
  9/30/2010              7,755                    7,440
 10/31/2010              8,044                    7,663
 11/30/2010              7,982                    7,622
 12/31/2010              8,760                    8,224
  1/31/2011              9,040                    8,410
  2/28/2011              9,529                    8,720
  3/31/2011              9,574                    8,755
  4/30/2011              9,818                    8,988
  5/31/2011              9,676                    8,893
  6/30/2011              9,507                    8,711
  7/31/2011              9,071                    8,422
  8/31/2011              8,306                    7,896
  9/30/2011              7,466                    7,299
 10/31/2011              8,502                    8,135
 11/30/2011              8,431                    8,093
 12/31/2011              8,497                    8,256
  1/31/2012              8,920                    8,568
  2/29/2012              9,436                    8,910
  3/31/2012              9,609                    9,174
  4/30/2012              9,413                    9,081
  5/31/2012              8,746                    8,548
  6/30/2012              9,218                    8,972
  7/31/2012              9,307                    9,065
  8/31/2012              9,676                    9,262
  9/30/2012             10,032                    9,556
 10/31/2012             10,058                    9,509
 11/30/2012             10,080                    9,505
 12/31/2012             10,387                    9,702
  1/31/2013             11,112                   10,332
  2/28/2013             11,254                   10,480
  3/31/2013             11,792                   10,896
  4/30/2013             11,917                   11,060
  5/31/2013             12,406                   11,344
  6/30/2013             12,268                   11,244
  7/31/2013             13,002                   11,851
  8/31/2013             12,619                   11,402
  9/30/2013             12,988                   11,687
 10/31/2013             13,647                   12,199
 11/30/2013             14,220                   12,540
 12/31/2013             14,598                   12,857
  1/31/2014             14,020                   12,401
  2/28/2014             14,496                   12,937
  3/31/2014             14,838                   13,246
  4/30/2014             14,936                   13,372
  5/31/2014             15,265                   13,567
  6/30/2014             15,679                   13,922
  7/31/2014             15,568                   13,685
  8/31/2014             16,061                   14,187
  9/30/2014             15,665                   13,895
 10/31/2014             15,785                   14,207
 11/30/2014             15,972                   14,498
 12/31/2014             16,092                   14,587
  1/31/2015             15,296                   14,004
  2/28/2015             16,377                   14,681
  3/31/2015             16,066                   14,482
  4/30/2015             16,390                   14,617
  5/31/2015             16,572                   14,793
  6/30/2015             16,306                   14,497
  7/31/2015             16,266                   14,561
  8/31/2015             15,278                   13,694
  9/30/2015             14,789                   13,280
 10/31/2015             15,994                   14,282
 11/30/2015             16,057                   14,337
 12/31/2015             15,554                   14,029
  1/31/2016             14,496                   13,304
  2/29/2016             14,523                   13,300
  3/31/2016             15,581                   14,258
  4/30/2016             16,003                   14,558
  5/31/2016             16,221                   14,784
  6/30/2016             16,203                   14,912
  7/31/2016             16,764                   15,345
  8/31/2016             16,964                   15,463
  9/30/2016             17,044                   15,431
 10/31/2016             16,755                   15,192
 11/30/2016             18,071                   16,060
 12/31/2016             18,525                   16,461
  1/31/2017             18,791                   16,578
  2/28/2017             19,365                   17,174
  3/31/2017             19,183                   16,999
  4/30/2017             19,316                   16,967
  5/31/2017             19,294                   16,951
  6/30/2017             19,618                   17,228
  7/31/2017             19,952                   17,457          Past performance is not predictive of
  8/31/2017             19,765                   17,253          future performance.
  9/30/2017             20,530                   17,764          The returns shown do not reflect the
 10/31/2017             20,828                   17,893          deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        AVERAGE ANNUAL       ONE       FIVE        TEN           redemption of fund shares.
        TOTAL RETURN         YEAR      YEARS      YEARS          Russell data copyright (C) Russell
        ----------------------------------------------------     Investment Group 1995-2017, all rights
                            24.31%     15.67%     7.61%          reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
 10/31/2007                     $10,000                    $10,000
 11/30/2007                       9,394                      9,609
 12/31/2007                       9,192                      9,428
  1/31/2008                       8,447                      8,578
  2/29/2008                       8,340                      8,734
  3/31/2008                       8,440                      8,609
  4/30/2008                       8,817                      9,088
  5/31/2008                       8,821                      9,225
  6/30/2008                       7,949                      8,508
  7/31/2008                       7,724                      8,205
  8/31/2008                       7,401                      7,888
  9/30/2008                       6,536                      6,749
 10/31/2008                       4,897                      5,345
 11/30/2008                       4,597                      5,055
 12/31/2008                       4,945                      5,322
  1/31/2009                       4,262                      4,825
  2/28/2009                       3,738                      4,337
  3/31/2009                       4,146                      4,623
  4/30/2009                       4,910                      5,219
  5/31/2009                       5,640                      5,879
  6/30/2009                       5,554                      5,818
  7/31/2009                       6,215                      6,364
  8/31/2009                       6,571                      6,669
  9/30/2009                       6,906                      6,944
 10/31/2009                       6,631                      6,833
 11/30/2009                       6,829                      7,002
 12/31/2009                       6,906                      7,113
  1/31/2010                       6,507                      6,780
  2/28/2010                       6,533                      6,773
  3/31/2010                       7,048                      7,209
  4/30/2010                       6,927                      7,102
  5/31/2010                       6,116                      6,318
  6/30/2010                       6,009                      6,227
  7/31/2010                       6,760                      6,802
  8/31/2010                       6,430                      6,599
  9/30/2010                       7,121                      7,232
 10/31/2010                       7,370                      7,489
 11/30/2010                       7,000                      7,172
 12/31/2010                       7,653                      7,750
  1/31/2011                       7,979                      7,917
  2/28/2011                       8,245                      8,210
  3/31/2011                       8,018                      8,046
  4/30/2011                       8,447                      8,484
  5/31/2011                       8,142                      8,232
  6/30/2011                       8,031                      8,115
  7/31/2011                       7,773                      7,981
  8/31/2011                       6,940                      7,307
  9/30/2011                       6,181                      6,573
 10/31/2011                       6,777                      7,212
 11/30/2011                       6,554                      6,879
 12/31/2011                       6,378                      6,804
  1/31/2012                       6,807                      7,171
  2/29/2012                       7,164                      7,565
  3/31/2012                       7,103                      7,509
  4/30/2012                       6,850                      7,382
  5/31/2012                       6,005                      6,540
  6/30/2012                       6,430                      6,969
  7/31/2012                       6,404                      7,056
  8/31/2012                       6,670                      7,257
  9/30/2012                       6,906                      7,477
 10/31/2012                       6,992                      7,530
 11/30/2012                       7,103                      7,688
 12/31/2012                       7,451                      7,920
  1/31/2013                       7,803                      8,310
  2/28/2013                       7,567                      8,227
  3/31/2013                       7,593                      8,292
  4/30/2013                       7,966                      8,670
  5/31/2013                       7,872                      8,476
  6/30/2013                       7,593                      8,158
  7/31/2013                       8,112                      8,592
  8/31/2013                       8,056                      8,482
  9/30/2013                       8,662                      9,081
 10/31/2013                       8,962                      9,386
 11/30/2013                       8,996                      9,443
 12/31/2013                       9,194                      9,586
  1/31/2014                       8,859                      9,199
  2/28/2014                       9,365                      9,701
  3/31/2014                       9,297                      9,657
  4/30/2014                       9,456                      9,809
  5/31/2014                       9,563                      9,961
  6/30/2014                       9,679                     10,103
  7/31/2014                       9,464                      9,923
  8/31/2014                       9,468                      9,931
  9/30/2014                       9,052                      9,523
 10/31/2014                       8,898                      9,371
 11/30/2014                       8,902                      9,487
 12/31/2014                       8,571                      9,171
  1/31/2015                       8,516                      9,139
  2/28/2015                       9,125                      9,685
  3/31/2015                       8,932                      9,523
  4/30/2015                       9,421                      9,935
  5/31/2015                       9,426                      9,849
  6/30/2015                       9,155                      9,569
  7/31/2015                       9,065                      9,721
  8/31/2015                       8,391                      9,013
  9/30/2015                       7,820                      8,558
 10/31/2015                       8,421                      9,201
 11/30/2015                       8,310                      9,055
 12/31/2015                       8,043                      8,893
  1/31/2016                       7,417                      8,280
  2/29/2016                       7,181                      8,165
  3/31/2016                       7,726                      8,719
  4/30/2016                       8,099                      8,999
  5/31/2016                       7,949                      8,898
  6/30/2016                       7,661                      8,627
  7/31/2016                       8,001                      9,052
  8/31/2016                       8,215                      9,060
  9/30/2016                       8,305                      9,170
 10/31/2016                       8,413                      8,992
 11/30/2016                       8,451                      8,848
 12/31/2016                       8,734                      9,137
  1/31/2017                       9,108                      9,409
  2/28/2017                       9,048                      9,517
  3/31/2017                       9,250                      9,759
  4/30/2017                       9,383                      9,967
  5/31/2017                       9,546                     10,299
  6/30/2017                       9,649                     10,308
  7/31/2017                      10,104                     10,615
  8/31/2017                      10,095                     10,613             Past performance is not predictive of
  9/30/2017                      10,456                     10,888             future performance.
 10/31/2017                      10,644                     11,037             The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  26.53%       8.77%       0.63%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   -------------------------   --------------------------
10/31/2007                  $10,000                      $10,000
11/30/2007                    9,770                        9,580
12/31/2007                    9,163                        9,006
 1/31/2008                    8,902                        8,564
 2/29/2008                    8,839                        8,658
 3/31/2008                    9,017                        8,661
 4/30/2008                    9,079                        8,768
 5/31/2008                    9,414                        9,039
 6/30/2008                    8,975                        8,484
 7/31/2008                    8,724                        8,206
 8/31/2008                    8,243                        7,843
 9/30/2008                    7,709                        7,077
10/31/2008                    7,144                        6,330
11/30/2008                    7,333                        6,589
12/31/2008                    8,086                        7,102
 1/31/2009                    7,531                        6,730
 2/28/2009                    6,559                        5,845
 3/31/2009                    6,851                        6,051
 4/30/2009                    7,134                        6,361
 5/31/2009                    8,013                        7,139
 6/30/2009                    8,546                        7,593
 7/31/2009                    8,724                        7,784
 8/31/2009                    9,184                        8,220
 9/30/2009                    9,090                        8,187
10/31/2009                    8,766                        7,888
11/30/2009                    8,410                        7,606
12/31/2009                    8,379                        7,464
 1/31/2010                    8,494                        7,625
 2/28/2010                    8,661                        7,770
 3/31/2010                    9,100                        8,123
 4/30/2010                    9,372                        8,343
 5/31/2010                    8,588                        7,764
 6/30/2010                    8,724                        7,799
 7/31/2010                    8,881                        7,893
 8/31/2010                    8,640                        7,726
 9/30/2010                    9,017                        8,042
10/31/2010                    8,828                        7,976
11/30/2010                    9,048                        8,131
12/31/2010                    9,885                        8,952
 1/31/2011                   10,115                        9,058
 2/28/2011                   10,586                        9,423
 3/31/2011                    9,927                        8,841
 4/30/2011                    9,874                        8,849
 5/31/2011                    9,707                        8,718
 6/30/2011                   10,199                        9,042
 7/31/2011                   10,575                        9,418
 8/31/2011                   10,293                        9,033
 9/30/2011                   10,241                        9,041
10/31/2011                    9,718                        8,708
11/30/2011                    9,874                        8,472
12/31/2011                    9,822                        8,604
 1/31/2012                   10,450                        8,957
 2/29/2012                   10,460                        9,054
 3/31/2012                   10,764                        9,296
 4/30/2012                   10,544                        9,161
 5/31/2012                    9,665                        8,401
 6/30/2012                   10,178                        8,759
 7/31/2012                    9,833                        8,622
 8/31/2012                    9,843                        8,573
 9/30/2012                    9,979                        8,810
10/31/2012                    9,770                        8,619
11/30/2012                    9,916                        8,679
12/31/2012                   10,282                        8,949
 1/31/2013                   10,607                        9,284
 2/28/2013                   10,868                        9,599
 3/31/2013                   11,705                       10,374
 4/30/2013                   12,322                       11,056
 5/31/2013                   11,318                       10,180
 6/30/2013                   11,423                       10,152
 7/31/2013                   11,695                       10,318
 8/31/2013                   11,433                       10,178
 9/30/2013                   12,730                       11,337
10/31/2013                   12,762                       11,291
11/30/2013                   12,667                       11,216
12/31/2013                   12,762                       11,306
 1/31/2014                   12,636                       11,273
 2/28/2014                   12,584                       11,023
 3/31/2014                   12,646                       11,051
 4/30/2014                   12,458                       10,846
 5/31/2014                   12,782                       11,202
 6/30/2014                   13,692                       11,995
 7/31/2014                   13,609                       12,059
 8/31/2014                   13,734                       11,973
 9/30/2014                   13,316                       11,573
10/31/2014                   13,075                       11,263
11/30/2014                   12,584                       11,136
12/31/2014                   12,699                       11,253
 1/31/2015                   13,013                       11,630
 2/28/2015                   13,546                       12,049
 3/31/2015                   13,724                       12,282
 4/30/2015                   14,059                       12,512
 5/31/2015                   14,205                       12,660
 6/30/2015                   14,498                       12,844
 7/31/2015                   14,414                       12,795
 8/31/2015                   13,975                       12,357
 9/30/2015                   13,546                       11,913
10/31/2015                   14,257                       12,708
11/30/2015                   14,582                       12,870
12/31/2015                   14,529                       12,977
 1/31/2016                   13,808                       12,151
 2/29/2016                   13,326                       12,025
 3/31/2016                   14,195                       12,775
 4/30/2016                   14,372                       13,331
 5/31/2016                   14,738                       13,335
 6/30/2016                   14,676                       13,255
 7/31/2016                   15,471                       13,966
 8/31/2016                   15,105                       13,472
 9/30/2016                   16,025                       14,198
10/31/2016                   16,328                       14,387
11/30/2016                   15,805                       13,711
12/31/2016                   15,931                       13,959
 1/31/2017                   16,632                       14,486
 2/28/2017                   17,197                       14,931
 3/31/2017                   17,291                       14,904
 4/30/2017                   17,490                       15,159
 5/31/2017                   18,149                       15,716
 6/30/2017                   18,556                       15,864
 7/31/2017                   19,153                       16,287
 8/31/2017                   19,571                       16,590             Past performance is not predictive of
 9/30/2017                   20,010                       16,853             future performance.
10/31/2017                   20,753                       17,430             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS              redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                27.10%       16.26%       7.57%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/31/2007             $10,000                      $10,000
11/30/2007               9,341                        9,197
12/31/2007               9,183                        9,070
 1/31/2008               8,261                        7,855
 2/29/2008               8,516                        8,321
 3/31/2008               8,103                        7,796
 4/30/2008               8,671                        8,318
 5/31/2008               9,050                        8,408
 6/30/2008               8,161                        7,467
 7/31/2008               7,682                        7,124
 8/31/2008               7,145                        6,545
 9/30/2008               5,918                        5,267
10/31/2008               3,952                        3,407
11/30/2008               3,572                        3,035
12/31/2008               3,963                        3,388
 1/31/2009               3,475                        3,015
 2/28/2009               3,284                        2,827
 3/31/2009               3,794                        3,233
 4/30/2009               4,362                        3,811
 5/31/2009               5,489                        4,725
 6/30/2009               5,533                        4,858
 7/31/2009               6,333                        5,560
 8/31/2009               6,621                        5,846
 9/30/2009               7,139                        6,335
10/31/2009               7,300                        6,487
11/30/2009               7,641                        6,674
12/31/2009               7,843                        6,940
 1/31/2010               7,419                        6,496
 2/28/2010               7,552                        6,578
 3/31/2010               8,175                        7,120
 4/30/2010               8,289                        7,319
 5/31/2010               7,142                        6,214
 6/30/2010               7,056                        6,179
 7/31/2010               7,840                        6,807
 8/31/2010               7,832                        6,792
 9/30/2010               9,020                        7,812
10/31/2010               9,410                        8,159
11/30/2010               9,286                        8,050
12/31/2010              10,197                        8,862
 1/31/2011               9,981                        8,604
 2/28/2011              10,044                        8,651
 3/31/2011              10,258                        8,917
 4/30/2011              10,695                        9,278
 5/31/2011              10,379                        9,065
 6/30/2011              10,030                        8,743
 7/31/2011              10,197                        8,872
 8/31/2011               9,488                        8,255
 9/30/2011               7,718                        6,754
10/31/2011               8,926                        7,860
11/30/2011               8,687                        7,324
12/31/2011               8,181                        7,090
 1/31/2012               9,028                        7,826
 2/29/2012               9,709                        8,434
 3/31/2012               9,571                        8,170
 4/30/2012               9,532                        8,214
 5/31/2012               8,344                        7,148
 6/30/2012               8,521                        7,248
 7/31/2012               8,649                        7,486
 8/31/2012               8,939                        7,606
 9/30/2012               9,382                        8,011
10/31/2012               9,593                        8,176
11/30/2012               9,731                        8,257
12/31/2012              10,188                        8,464
 1/31/2013              10,701                        8,912
 2/28/2013              10,748                        9,018
 3/31/2013              10,795                        9,041
 4/30/2013              10,618                        8,969
 5/31/2013               9,831                        8,309
 6/30/2013               9,136                        7,598
 7/31/2013               9,587                        7,902
 8/31/2013               9,665                        7,971
 9/30/2013              10,343                        8,584
10/31/2013              10,645                        8,734
11/30/2013              10,271                        8,365
12/31/2013              10,399                        8,405
 1/31/2014               9,909                        8,016
 2/28/2014              10,482                        8,447
 3/31/2014              10,637                        8,603
 4/30/2014              10,665                        8,659
 5/31/2014              10,676                        8,730
 6/30/2014              10,759                        8,777
 7/31/2014              10,986                        8,968
 8/31/2014              11,158                        9,037
 9/30/2014              10,130                        8,207
10/31/2014              10,277                        8,304
11/30/2014               9,873                        8,041
12/31/2014               9,587                        7,839
 1/31/2015               9,360                        7,685
 2/28/2015               9,817                        8,058
 3/31/2015               9,682                        7,912
 4/30/2015              10,465                        8,366
 5/31/2015              10,582                        8,325
 6/30/2015               9,837                        7,726
 7/31/2015               9,358                        7,377
 8/31/2015               8,560                        6,690
 9/30/2015               8,438                        6,551
10/31/2015               9,061                        7,086
11/30/2015               9,034                        7,027
12/31/2015               9,286                        7,146
 1/31/2016               8,613                        6,525
 2/29/2016               8,743                        6,685
 3/31/2016               9,787                        7,457
 4/30/2016               9,920                        7,590
 5/31/2016               9,812                        7,464
 6/30/2016               9,975                        7,515
 7/31/2016              10,665                        8,070
 8/31/2016              10,590                        8,010
 9/30/2016              10,906                        8,178
10/31/2016              10,573                        7,834
11/30/2016              10,368                        7,708
12/31/2016              10,258                        7,681
 1/31/2017              10,723                        7,929
 2/28/2017              11,027                        8,155
 3/31/2017              11,216                        8,275
 4/30/2017              11,108                        8,242
 5/31/2017              11,097                        8,293
 6/30/2017              11,512                        8,549
 7/31/2017              11,880                        8,759
 8/31/2017              12,008                        8,859                 Past performance is not predictive of
 9/30/2017              12,013                        8,913                 future performance.
10/31/2017              12,287                        9,146                 The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS              redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                16.21%       5.08%       2.08%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
10/31/2007               $10,000                  $10,000
11/30/2007                 8,844                    8,843
12/31/2007                 8,377                    8,399
 1/31/2008                 7,814                    7,723
 2/29/2008                 7,929                    7,985
 3/31/2008                 7,899                    7,884
 4/30/2008                 8,032                    8,031
 5/31/2008                 8,055                    8,069
 6/30/2008                 7,414                    7,517
 7/31/2008                 7,154                    7,217
 8/31/2008                 7,039                    7,029
 9/30/2008                 5,952                    5,736
10/31/2008                 4,354                    4,145
11/30/2008                 4,046                    3,760
12/31/2008                 3,956                    3,665
 1/31/2009                 3,860                    3,645
 2/28/2009                 3,701                    3,524
 3/31/2009                 3,862                    3,728
 4/30/2009                 4,671                    4,585
 5/31/2009                 5,149                    5,069
 6/30/2009                 5,175                    5,105
 7/31/2009                 5,623                    5,574
 8/31/2009                 6,062                    6,112
 9/30/2009                 6,239                    6,253
10/31/2009                 6,248                    6,262
11/30/2009                 6,230                    6,197
12/31/2009                 6,361                    6,350
 1/31/2010                 6,299                    6,320
 2/28/2010                 6,083                    6,037
 3/31/2010                 6,593                    6,569
 4/30/2010                 6,837                    6,832
 5/31/2010                 6,064                    6,010
 6/30/2010                 6,179                    6,036
 7/31/2010                 7,014                    6,762
 8/31/2010                 6,756                    6,579
 9/30/2010                 7,478                    7,304
10/31/2010                 7,869                    7,615
11/30/2010                 7,483                    7,298
12/31/2010                 8,248                    8,061
 1/31/2011                 8,368                    8,139
 2/28/2011                 8,621                    8,354
 3/31/2011                 8,462                    8,210
 4/30/2011                 9,211                    8,962
 5/31/2011                 9,156                    8,849
 6/30/2011                 8,864                    8,551
 7/31/2011                 8,807                    8,527
 8/31/2011                 7,929                    7,657
 9/30/2011                 7,129                    6,850
10/31/2011                 7,885                    7,598
11/30/2011                 7,646                    7,303
12/31/2011                 7,409                    7,060
 1/31/2012                 8,064                    7,776
 2/29/2012                 8,722                    8,498
 3/31/2012                 8,913                    8,526
 4/30/2012                 9,067                    8,671
 5/31/2012                 8,046                    7,597
 6/30/2012                 8,441                    7,959
 7/31/2012                 8,584                    8,103
 8/31/2012                 9,055                    8,532
 9/30/2012                 9,522                    8,988
10/31/2012                 9,731                    9,174
11/30/2012                 9,793                    9,177
12/31/2012                10,333                    9,599
 1/31/2013                10,517                    9,852
 2/28/2013                10,614                    9,907
 3/31/2013                10,931                   10,174
 4/30/2013                11,209                   10,428
 5/31/2013                11,315                   10,569
 6/30/2013                11,067                   10,188
 7/31/2013                12,005                   11,037
 8/31/2013                12,092                   11,188
 9/30/2013                12,910                   12,028
10/31/2013                13,372                   12,451
11/30/2013                13,678                   12,744
12/31/2013                14,434                   13,360
 1/31/2014                14,094                   13,076
 2/28/2014                15,361                   14,344
 3/31/2014                14,890                   13,827
 4/30/2014                14,646                   13,496
 5/31/2014                14,634                   13,522
 6/30/2014                14,623                   13,490
 7/31/2014                14,170                   13,109
 8/31/2014                14,386                   13,247
 9/30/2014                13,566                   12,469
10/31/2014                13,536                   12,390
11/30/2014                13,432                   12,394
12/31/2014                13,651                   12,598
 1/31/2015                13,345                   12,255
 2/28/2015                14,600                   13,465
 3/31/2015                13,844                   12,845
 4/30/2015                14,717                   13,669
 5/31/2015                15,460                   14,296
 6/30/2015                15,421                   14,314
 7/31/2015                15,453                   14,416
 8/31/2015                14,805                   13,849
 9/30/2015                14,359                   13,338
10/31/2015                14,883                   13,929
11/30/2015                14,860                   13,816
12/31/2015                14,703                   13,669
 1/31/2016                13,540                   12,342
 2/29/2016                13,299                   12,213
 3/31/2016                14,097                   13,074
 4/30/2016                14,170                   13,249
 5/31/2016                14,400                   13,631
 6/30/2016                12,586                   11,693
 7/31/2016                13,267                   12,366
 8/31/2016                13,552                   12,573
 9/30/2016                13,570                   12,680
10/31/2016                12,529                   11,716
11/30/2016                12,830                   11,978
12/31/2016                13,078                   12,240
 1/31/2017                13,497                   12,519
 2/28/2017                13,703                   12,812
 3/31/2017                14,057                   13,017
 4/30/2017                15,124                   14,061
 5/31/2017                15,290                   14,345
 6/30/2017                14,989                   14,021
 7/31/2017                15,579                   14,633
 8/31/2017                15,299                   14,469           Past performance is not predictive of
 9/30/2017                16,099                   15,202           future performance.
10/31/2017                16,271                   15,480           The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE       FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR      YEARS      YEARS           redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2017, all
                              29.87%     10.83%     4.99%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------
 10/31/2007             $10,000                        $10,000
 11/30/2007               9,262                          9,285
 12/31/2007               9,085                          9,096
  1/31/2008               8,220                          8,001
  2/29/2008               8,574                          8,485
  3/31/2008               8,846                          8,658
  4/30/2008               8,953                          8,806
  5/31/2008               9,126                          8,943
  6/30/2008               8,357                          8,116
  7/31/2008               7,915                          7,655
  8/31/2008               7,699                          7,446
  9/30/2008               6,360                          5,905
 10/31/2008               4,662                          4,243
 11/30/2008               4,299                          3,891
 12/31/2008               4,748                          4,251
  1/31/2009               4,209                          3,869
  2/28/2009               3,846                          3,529
  3/31/2009               4,125                          3,802
  4/30/2009               4,800                          4,593
  5/31/2009               5,495                          5,278
  6/30/2009               5,428                          5,211
  7/31/2009               5,860                          5,679
  8/31/2009               6,352                          6,261
  9/30/2009               6,896                          6,861
 10/31/2009               6,703                          6,674
 11/30/2009               6,907                          6,811
 12/31/2009               6,886                          6,842
  1/31/2010               6,772                          6,751
  2/28/2010               6,629                          6,559
  3/31/2010               7,122                          7,091
  4/30/2010               7,055                          7,046
  5/31/2010               6,053                          5,956
  6/30/2010               6,015                          5,867
  7/31/2010               6,735                          6,570
  8/31/2010               6,427                          6,258
  9/30/2010               7,311                          7,223
 10/31/2010               7,734                          7,687
 11/30/2010               7,134                          7,104
 12/31/2010               8,059                          8,099
  1/31/2011               8,289                          8,282
  2/28/2011               8,432                          8,422
  3/31/2011               8,717                          8,707
  4/30/2011               9,306                          9,315
  5/31/2011               8,993                          8,960
  6/30/2011               8,703                          8,670
  7/31/2011               8,212                          8,144
  8/31/2011               7,369                          7,293
  9/30/2011               6,260                          6,198
 10/31/2011               6,902                          6,877
 11/30/2011               6,447                          6,339
 12/31/2011               6,194                          6,124
  1/31/2012               6,784                          6,731
  2/29/2012               7,219                          7,248
  3/31/2012               7,233                          7,189
  4/30/2012               7,065                          7,069
  5/31/2012               6,100                          6,100
  6/30/2012               6,368                          6,400
  7/31/2012               6,304                          6,378
  8/31/2012               6,592                          6,656
  9/30/2012               6,940                          7,014
 10/31/2012               7,060                          7,135
 11/30/2012               7,155                          7,244
 12/31/2012               7,588                          7,635
  1/31/2013               8,163                          8,256
  2/28/2013               8,082                          8,231
  3/31/2013               7,901                          8,020
  4/30/2013               8,227                          8,331
  5/31/2013               8,380                          8,520
  6/30/2013               8,104                          8,141
  7/31/2013               8,810                          8,881
  8/31/2013               8,822                          8,865
  9/30/2013               9,594                          9,623
 10/31/2013              10,143                         10,202
 11/30/2013              10,327                         10,384
 12/31/2013              10,618                         10,653
  1/31/2014              10,552                         10,565
  2/28/2014              11,481                         11,488
  3/31/2014              11,540                         11,498
  4/30/2014              11,653                         11,546
  5/31/2014              11,701                         11,676
  6/30/2014              11,599                         11,562
  7/31/2014              10,922                         10,880
  8/31/2014              10,792                         10,793
  9/30/2014              10,217                         10,198
 10/31/2014               9,915                          9,865
 11/30/2014              10,153                         10,154
 12/31/2014               9,831                          9,911
  1/31/2015               9,898                          9,934
  2/28/2015              10,582                         10,667
  3/31/2015              10,531                         10,560
  4/30/2015              11,094                         11,124
  5/31/2015              11,108                         11,051
  6/30/2015              10,876                         10,789
  7/31/2015              11,182                         11,190
  8/31/2015              10,764                         10,757
  9/30/2015              10,385                         10,393
 10/31/2015              10,887                         10,988
 11/30/2015              10,869                         10,959
 12/31/2015              11,007                         11,121
  1/31/2016              10,261                         10,242
  2/29/2016              10,245                         10,278
  3/31/2016              11,119                         11,199
  4/30/2016              11,349                         11,339
  5/31/2016              11,374                         11,388
  6/30/2016              10,751                         10,648
  7/31/2016              11,463                         11,339
  8/31/2016              11,612                         11,436
  9/30/2016              11,901                         11,710
 10/31/2016              11,551                         11,275
 11/30/2016              11,124                         10,816
 12/31/2016              11,701                         11,388
  1/31/2017              12,215                         11,833
  2/28/2017              12,345                         11,968
  3/31/2017              12,876                         12,465
  4/30/2017              13,675                         13,232
  5/31/2017              14,427                         13,945
  6/30/2017              14,434                         13,876
  7/31/2017              14,988                         14,505
  8/31/2017              15,025                         14,629             Past performance is not predictive of
  9/30/2017              15,532                         15,129             future performance.
 10/31/2017              15,510                         15,134             The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                34.27%       17.05%      4.49%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
               -------------------------------    -----------------------
 10/31/2007                 $10,000                     $10,000
 11/30/2007                   8,477                       8,410
 12/31/2007                   8,792                       8,644
  1/31/2008                   7,962                       7,865
  2/29/2008                   8,585                       8,615
  3/31/2008                   7,915                       7,936
  4/30/2008                   8,108                       8,213
  5/31/2008                   8,569                       8,640
  6/30/2008                   8,169                       8,345
  7/31/2008                   7,469                       7,606
  8/31/2008                   7,162                       7,415
  9/30/2008                   5,531                       5,841
 10/31/2008                   3,692                       3,899
 11/30/2008                   3,215                       3,548
 12/31/2008                   3,462                       3,723
  1/31/2009                   3,485                       3,761
  2/28/2009                   3,169                       3,466
  3/31/2009                   3,369                       3,664
  4/30/2009                   4,077                       4,253
  5/31/2009                   4,877                       5,152
  6/30/2009                   4,577                       4,840
  7/31/2009                   5,154                       5,443
  8/31/2009                   5,323                       5,649
  9/30/2009                   6,085                       6,347
 10/31/2009                   5,969                       6,389
 11/30/2009                   6,477                       6,925
 12/31/2009                   6,892                       7,332
  1/31/2010                   6,569                       7,027
  2/28/2010                   6,962                       7,495
  3/31/2010                   7,515                       8,134
  4/30/2010                   7,785                       8,473
  5/31/2010                   7,038                       7,726
  6/30/2010                   6,715                       7,364
  7/31/2010                   7,262                       7,963
  8/31/2010                   7,177                       7,938
  9/30/2010                   8,023                       8,807
 10/31/2010                   8,546                       9,341
 11/30/2010                   8,962                       9,734
 12/31/2010                   9,877                      10,629
  1/31/2011                   9,831                      10,504
  2/28/2011                  10,508                      11,199
  3/31/2011                  10,523                      11,202
  4/30/2011                  10,723                      11,541
  5/31/2011                  10,277                      11,077
  6/30/2011                   9,708                      10,512
  7/31/2011                   9,854                      10,790
  8/31/2011                   9,108                      10,149
  9/30/2011                   7,385                       8,291
 10/31/2011                   8,569                       9,473
 11/30/2011                   8,269                       9,226
 12/31/2011                   8,138                       9,036
  1/31/2012                   8,838                       9,776
  2/29/2012                   9,177                      10,126
  3/31/2012                   8,769                       9,591
  4/30/2012                   8,569                       9,514
  5/31/2012                   7,569                       8,405
  6/30/2012                   7,585                       8,378
  7/31/2012                   7,792                       8,668
  8/31/2012                   8,123                       9,028
  9/30/2012                   8,469                       9,485
 10/31/2012                   8,354                       9,314
 11/30/2012                   8,215                       9,106
 12/31/2012                   8,408                       9,255
  1/31/2013                   8,654                       9,444
  2/28/2013                   8,231                       8,986
  3/31/2013                   8,469                       9,199
  4/30/2013                   8,192                       8,991
  5/31/2013                   8,062                       8,770
  6/30/2013                   7,731                       8,229
  7/31/2013                   8,300                       8,862
  8/31/2013                   8,223                       8,763
  9/30/2013                   8,592                       9,101
 10/31/2013                   8,831                       9,306
 11/30/2013                   8,715                       9,079
 12/31/2013                   8,931                       9,305
  1/31/2014                   8,654                       8,991
  2/28/2014                   9,208                       9,616
  3/31/2014                   9,338                       9,702
  4/30/2014                   9,746                      10,072
  5/31/2014                   9,762                      10,081
  6/30/2014                  10,500                      10,938
  7/31/2014                  10,008                      10,460
  8/31/2014                  10,354                      10,820
  9/30/2014                   9,169                       9,675
 10/31/2014                   8,492                       9,027
 11/30/2014                   8,254                       8,774
 12/31/2014                   8,062                       8,546
  1/31/2015                   7,246                       7,735
  2/28/2015                   7,692                       8,170
  3/31/2015                   7,346                       7,818
  4/30/2015                   8,154                       8,585
  5/31/2015                   7,869                       8,297
  6/30/2015                   7,546                       8,013
  7/31/2015                   6,623                       7,227
  8/31/2015                   6,438                       6,858
  9/30/2015                   5,977                       6,447
 10/31/2015                   6,369                       6,795
 11/30/2015                   6,131                       6,601
 12/31/2015                   5,838                       6,134
  1/31/2016                   5,569                       5,860
  2/29/2016                   6,038                       6,347
  3/31/2016                   6,685                       7,083
  4/30/2016                   7,662                       7,952
  5/31/2016                   7,369                       7,663
  6/30/2016                   7,731                       7,986
  7/31/2016                   7,969                       8,322
  8/31/2016                   7,800                       8,064
  9/30/2016                   7,962                       8,166
 10/31/2016                   7,692                       7,818
 11/30/2016                   7,885                       7,880
 12/31/2016                   8,085                       8,028
  1/31/2017                   8,446                       8,367
  2/28/2017                   8,262                       8,282
  3/31/2017                   8,408                       8,373
  4/30/2017                   8,077                       8,085
  5/31/2017                   7,969                       8,020
  6/30/2017                   8,315                       8,340
  7/31/2017                   8,562                       8,544
  8/31/2017                   8,669                       8,635              Past performance is not predictive of
  9/30/2017                   8,823                       8,773              future performance.
 10/31/2017                   8,623                       8,644              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                12.10%       0.64%       -1.47%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
 10/31/2007                 $10,000                   $10,000
 11/30/2007                   9,348                     9,291
 12/31/2007                   9,315                     9,324
  1/31/2008                   8,504                     8,160
  2/29/2008                   8,776                     8,762
  3/31/2008                   8,504                     8,299
  4/30/2008                   9,113                     8,972
  5/31/2008                   9,167                     9,139
  6/30/2008                   8,227                     8,227
  7/31/2008                   8,120                     7,917
  8/31/2008                   7,638                     7,284
  9/30/2008                   6,577                     6,010
 10/31/2008                   4,845                     4,365
 11/30/2008                   4,407                     4,036
 12/31/2008                   4,752                     4,351
  1/31/2009                   4,388                     4,070
  2/28/2009                   4,104                     3,841
  3/31/2009                   4,697                     4,392
  4/30/2009                   5,394                     5,123
  5/31/2009                   6,314                     5,999
  6/30/2009                   6,260                     5,918
  7/31/2009                   6,978                     6,583
  8/31/2009                   7,003                     6,560
  9/30/2009                   7,622                     7,155
 10/31/2009                   7,463                     7,164
 11/30/2009                   7,910                     7,472
 12/31/2009                   8,196                     7,767
  1/31/2010                   7,749                     7,334
  2/28/2010                   7,844                     7,360
  3/31/2010                   8,502                     7,954
  4/30/2010                   8,554                     8,050
  5/31/2010                   7,760                     7,342
  6/30/2010                   7,772                     7,288
  7/31/2010                   8,457                     7,895
  8/31/2010                   8,262                     7,742
  9/30/2010                   9,202                     8,602
 10/31/2010                   9,482                     8,852
 11/30/2010                   9,270                     8,618
 12/31/2010                  10,025                     9,233
  1/31/2011                   9,765                     8,983
  2/28/2011                   9,698                     8,899
  3/31/2011                  10,239                     9,422
  4/30/2011                  10,597                     9,714
  5/31/2011                  10,304                     9,460
  6/30/2011                  10,183                     9,314
  7/31/2011                  10,105                     9,273
  8/31/2011                   9,288                     8,444
  9/30/2011                   7,883                     7,213
 10/31/2011                   8,871                     8,168
 11/30/2011                   8,564                     7,624
 12/31/2011                   8,315                     7,532
  1/31/2012                   9,206                     8,386
  2/29/2012                   9,706                     8,889
  3/31/2012                   9,455                     8,592
  4/30/2012                   9,286                     8,489
  5/31/2012                   8,286                     7,537
  6/30/2012                   8,698                     7,828
  7/31/2012                   8,768                     7,981
  8/31/2012                   8,827                     7,954
  9/30/2012                   9,321                     8,434
 10/31/2012                   9,274                     8,383
 11/30/2012                   9,395                     8,490
 12/31/2012                   9,947                     8,905
  1/31/2013                   9,998                     9,027
  2/28/2013                   9,883                     8,914
  3/31/2013                   9,743                     8,760
  4/30/2013                   9,854                     8,827
  5/31/2013                   9,535                     8,600
  6/30/2013                   8,936                     8,053
  7/31/2013                   9,068                     8,137
  8/31/2013                   8,856                     7,997
  9/30/2013                   9,488                     8,517
 10/31/2013                   9,922                     8,931
 11/30/2013                   9,774                     8,800
 12/31/2013                   9,675                     8,673
  1/31/2014                   9,004                     8,110
  2/28/2014                   9,331                     8,378
  3/31/2014                   9,661                     8,636
  4/30/2014                   9,718                     8,664
  5/31/2014                  10,049                     8,967
  6/30/2014                  10,329                     9,205
  7/31/2014                  10,453                     9,383
  8/31/2014                  10,780                     9,595
  9/30/2014                   9,988                     8,883
 10/31/2014                  10,095                     8,988
 11/30/2014                   9,998                     8,893
 12/31/2014                   9,547                     8,483
  1/31/2015                   9,611                     8,534
  2/28/2015                   9,905                     8,798
  3/31/2015                   9,700                     8,673
  4/30/2015                  10,350                     9,340
  5/31/2015                   9,934                     8,966
  6/30/2015                   9,696                     8,733
  7/31/2015                   9,074                     8,128
  8/31/2015                   8,325                     7,393
  9/30/2015                   8,103                     7,170
 10/31/2015                   8,595                     7,682
 11/30/2015                   8,297                     7,382
 12/31/2015                   8,070                     7,218
  1/31/2016                   7,733                     6,750
  2/29/2016                   7,686                     6,738
  3/31/2016                   8,704                     7,630
  4/30/2016                   8,757                     7,672
  5/31/2016                   8,418                     7,385
  6/30/2016                   8,862                     7,681
  7/31/2016                   9,319                     8,067
  8/31/2016                   9,432                     8,268
  9/30/2016                   9,558                     8,374
 10/31/2016                   9,578                     8,394
 11/30/2016                   9,082                     8,008
 12/31/2016                   9,087                     8,025
  1/31/2017                   9,630                     8,464
  2/28/2017                   9,955                     8,723
  3/31/2017                  10,276                     8,944
  4/30/2017                  10,477                     9,139
  5/31/2017                  10,792                     9,410
  6/30/2017                  10,895                     9,504
  7/31/2017                  11,471                    10,071
  8/31/2017                  11,714                    10,296                Past performance is not predictive of
  9/30/2017                  11,603                    10,255                future performance.
 10/31/2017                  11,998                    10,614                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                25.26%       5.29%       1.84%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                             [CHART]


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
 10/31/2007         $10,000                  $10,000
 11/30/2007           9,202                    9,291
 12/31/2007           9,310                    9,324
  1/31/2008           8,193                    8,160
  2/29/2008           8,430                    8,762
  3/31/2008           8,038                    8,299
  4/30/2008           8,528                    8,972
  5/31/2008           8,480                    9,139
  6/30/2008           7,503                    8,227
  7/31/2008           7,390                    7,917
  8/31/2008           6,944                    7,284
  9/30/2008           5,694                    6,010
 10/31/2008           3,969                    4,365
 11/30/2008           3,729                    4,036
 12/31/2008           4,258                    4,351
  1/31/2009           3,934                    4,070
  2/28/2009           3,693                    3,841
  3/31/2009           4,202                    4,392
  4/30/2009           5,054                    5,123
  5/31/2009           6,202                    5,999
  6/30/2009           6,172                    5,918
  7/31/2009           6,962                    6,583
  8/31/2009           7,045                    6,560
  9/30/2009           7,634                    7,155
 10/31/2009           7,628                    7,164
 11/30/2009           8,082                    7,472
 12/31/2009           8,528                    7,767
  1/31/2010           8,154                    7,334
  2/28/2010           8,295                    7,360
  3/31/2010           9,005                    7,954
  4/30/2010           9,154                    8,050
  5/31/2010           8,237                    7,342
  6/30/2010           8,458                    7,288
  7/31/2010           9,238                    7,895
  8/31/2010           9,284                    7,742
  9/30/2010          10,414                    8,602
 10/31/2010          10,830                    8,852
 11/30/2010          10,541                    8,618
 12/31/2010          11,148                    9,233
  1/31/2011          10,680                    8,983
  2/28/2011          10,370                    8,899
  3/31/2011          10,949                    9,422
  4/30/2011          11,528                    9,714
  5/31/2011          11,271                    9,460
  6/30/2011          11,269                    9,314
  7/31/2011          11,399                    9,273
  8/31/2011          10,320                    8,444
  9/30/2011           8,488                    7,213
 10/31/2011           9,429                    8,168
 11/30/2011           8,973                    7,624
 12/31/2011           8,735                    7,532
  1/31/2012           9,723                    8,386
  2/29/2012          10,521                    8,889
  3/31/2012          10,255                    8,592
  4/30/2012          10,010                    8,489
  5/31/2012           9,099                    7,537
  6/30/2012           9,447                    7,828
  7/31/2012           9,335                    7,981
  8/31/2012           9,580                    7,954
  9/30/2012          10,141                    8,434
 10/31/2012          10,107                    8,383
 11/30/2012          10,287                    8,490
 12/31/2012          10,923                    8,905
  1/31/2013          11,128                    9,027
  2/28/2013          11,246                    8,914
  3/31/2013          11,198                    8,760
  4/30/2013          11,427                    8,827
  5/31/2013          11,269                    8,600
  6/30/2013          10,294                    8,053
  7/31/2013          10,346                    8,137
  8/31/2013           9,918                    7,997
  9/30/2013          10,647                    8,517
 10/31/2013          11,058                    8,931
 11/30/2013          10,905                    8,800
 12/31/2013          10,820                    8,673
  1/31/2014          10,360                    8,110
  2/28/2014          10,826                    8,378
  3/31/2014          11,200                    8,636
  4/30/2014          11,293                    8,664
  5/31/2014          11,681                    8,967
  6/30/2014          11,988                    9,205
  7/31/2014          12,018                    9,383
  8/31/2014          12,392                    9,595
  9/30/2014          11,781                    8,883
 10/31/2014          11,677                    8,988
 11/30/2014          11,550                    8,893
 12/31/2014          11,198                    8,483
  1/31/2015          11,381                    8,534
  2/28/2015          11,675                    8,798
  3/31/2015          11,590                    8,673
  4/30/2015          12,417                    9,340
  5/31/2015          12,250                    8,966
  6/30/2015          11,834                    8,733
  7/31/2015          11,112                    8,128
  8/31/2015          10,028                    7,393
  9/30/2015          10,014                    7,170
 10/31/2015          10,577                    7,682
 11/30/2015          10,362                    7,382
 12/31/2015          10,269                    7,218
  1/31/2016           9,662                    6,750
  2/29/2016           9,622                    6,738
  3/31/2016          10,808                    7,630
  4/30/2016          11,086                    7,672
  5/31/2016          10,627                    7,385
  6/30/2016          11,216                    7,681
  7/31/2016          11,870                    8,067
  8/31/2016          11,948                    8,268
  9/30/2016          12,149                    8,374
 10/31/2016          12,105                    8,394
 11/30/2016          11,373                    8,008
 12/31/2016          11,444                    8,025
  1/31/2017          12,113                    8,464
  2/28/2017          12,752                    8,723
  3/31/2017          13,152                    8,944
  4/30/2017          13,323                    9,139
  5/31/2017          13,380                    9,410
  6/30/2017          13,468                    9,504
  7/31/2017          14,039                   10,071
  8/31/2017          14,363                   10,296             Past performance is not predictive of
  9/30/2017          14,300                   10,255             future performance.
 10/31/2017          14,713                   10,614             The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        AVERAGE ANNUAL       ONE       FIVE       TEN            would pay on fund distributions or the
        TOTAL RETURN         YEAR      YEARS     YEARS           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2017, all
                            21.55%     7.80%     3.94%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 24.31% for the Series and 17.78% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater emphasis on smaller stocks within the large-cap universe contributed positively to performance relative to the benchmark, as those stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among value stocks, the Series' greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed stocks with lower profitability, and the Series' greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-nominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 26.53% for the Series and 22.74% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Series' focus on value stocks contributed positively to performance relative to the benchmark. The Series' general exclusion of real estate investment trusts (REITs) and certain utilities also had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held over 1,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 27.10% for the Series and 21.15% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation to micro-cap stocks benefited performance relative to the benchmark, as micro-caps generally outperformed other small-cap stocks in Japan. At the sector level, the Series generally excludes real estate investment trusts (REITs). This exclusion also contributed positively to the Series' relative performance, as REITs underperformed most other sectors for the period.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 16.21% for the Series and 16.75% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on micro-cap stocks and consequent lesser allocation to other small-cap stocks detracted from performance relative to the benchmark, as micro-cap stocks generally underperformed in Asia Pacific equity markets. Conversely, the Series' exclusion of companies with the lowest profitability and highest relative price contributed positively to relative performance, as those companies underperformed for the period.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series is designed to capture the returns of small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 330 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 29.87% for the Series and 32.13% for the MSCI UK Small Cap Index (net dividends), the Series' benchmark. By design, the Series provides consistent and diversified exposure to small companies in the U.K. Due to differences in methodology, the Series may invest in or hold small-cap securities that the benchmark does not hold. The Series' holdings of these securities underperformed for the period and detracted from the Series' performance relative to the benchmark. Additionally, the Series may exclude securities that are included in the benchmark but listed on exchanges not yet approved for investment by Dimensional. The Series' exclusion of these securities also detracted from relative performance, as those stocks generally outperformed for the period. The Series' general exclusions of real estate investment trusts (REITs) and companies with the lowest profitability and highest relative price contributed positively to relative performance, as those securities generally underperformed for the period.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 34.27% for the Series and 34.23% for the MSCI Europe ex UK Small Cap Index (net dividends), the Series' benchmark. At the sector level, the Series' exclusion of real estate investment trusts (REITs) contributed positively to performance relative to the benchmark, as those securities underperformed for the period. Due to differences in methodology, the Series and the benchmark may have different definitions for the maximum market capitalization of small-cap securities on a country-by-country basis. As a result, the Series and benchmark may invest in or hold securities that the other does not hold. Differences in holdings of these securities detracted from the Series' relative performance.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series is designed to capture the returns of small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 350 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 12.10% for the Series and 10.56% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' exclusion of companies with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those companies underperformed for the period.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 25.26% for the Series and 26.45% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on smaller market cap stocks within the large-cap space detracted from performance relative to the benchmark (which is composed of mostly mid- and large-cap stocks), as smaller stocks within the large-cap space generally underperformed other large caps for the period. At the country level, the Series' lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Series' lack of exposure to Qatar and the UAE (both of which were included in the benchmark) contributed positively to relative performance, as those countries underperformed.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 4,000 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 21.55% for the Series and 26.45% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-caps generally underperforming large-caps for the year, the Series' focus on small-caps was the primary driver of underperformance relative to the benchmark (which is composed of mostly mid- and large-cap stocks). At the country level, the Series' lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2017
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/17  10/31/17    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,078.30    0.11%    $0.58
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,134.50    0.21%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.15    0.21%    $1.07

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/17  10/31/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,186.60    0.13%    $0.72
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,106.20    0.13%    $0.69
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,075.80    0.11%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,134.20    0.13%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,067.60    0.12%    $0.63
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,144.90    0.15%    $0.81
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,104.20    0.27%    $1.49
Hypothetical 5% Annual Return........... $1,000.00 $1,023.79    0.27%    $1.43

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  13.6%
Consumer Staples.............................   6.6%
Energy.......................................  11.6%
Financials...................................  24.8%
Health Care..................................  12.4%
Industrials..................................   8.3%
Information Technology.......................  15.0%
Materials....................................   3.4%
Real Estate..................................   0.1%
Telecommunication Services...................   4.0%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   1.9%
Energy.......................................  15.3%
Financials...................................  31.7%
Health Care..................................   1.9%
Industrials..................................   8.3%
Information Technology.......................   2.8%
Materials....................................  15.0%
Real Estate..................................   2.3%
Telecommunication Services...................   3.7%
Utilities....................................   1.8%
                                              -----
                                              100.0%

         THE JAPANESE SMALL COMPANY SERIES
Consumer Discretionary.......................  19.6%
Consumer Staples.............................   8.1%
Energy.......................................   1.1%
Financials...................................   8.5%
Health Care..................................   4.5%
Industrials..................................  28.9%
Information Technology.......................  14.8%
Materials....................................  11.2%
Real Estate..................................   2.2%
Telecommunication Services...................   0.1%
Utilities....................................   1.0%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary.......................  24.0%
Consumer Staples.............................   6.7%
Energy.......................................   3.4%
Financials...................................  10.5%
Health Care..................................   5.2%
Industrials..................................  16.0%
Information Technology.......................   8.5%
Materials....................................  13.8%
Real Estate..................................   6.5%
Telecommunication Services...................   2.6%
Utilities....................................   2.8%
                                              -----
                                              100.0%

      THE UNITED KINGDOM SMALL COMPANY SERIES
Consumer Discretionary.......................  21.3%
Consumer Staples.............................   4.9%
Energy.......................................   4.2%
Financials...................................  15.1%
Health Care..................................   3.9%
Industrials..................................  26.4%
Information Technology.......................  11.2%
Materials....................................   7.6%
Real Estate..................................   2.4%
Telecommunication Services...................   1.4%
Utilities....................................   1.6%
                                              -----
                                              100.0%

       THE CONTINENTAL SMALL COMPANY SERIES
Consumer Discretionary.......................  13.4%
Consumer Staples.............................   5.5%
Energy.......................................   2.9%
Financials...................................  12.2%
Health Care..................................   7.3%
Industrials..................................  26.3%
Information Technology.......................  11.1%
Materials....................................   9.3%
Real Estate..................................   5.7%
Telecommunication Services...................   3.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%


         THE CANADIAN SMALL COMPANY SERIES
Consumer Discretionary.......................   9.0%
Consumer Staples.............................   4.9%
Energy.......................................  21.7%
Financials...................................   7.7%
Health Care..................................   1.6%
Industrials..................................  12.6%
Information Technology.......................   4.5%
Materials....................................  29.0%
Real Estate..................................   3.3%
Utilities....................................   5.7%
                                              -----
                                              100.0%

            THE EMERGING MARKETS SERIES
Consumer Discretionary.......................   9.6%
Consumer Staples.............................   7.4%
Energy.......................................   6.7%
Financials...................................  22.1%
Health Care..................................   2.3%
Industrials..................................   6.8%
Information Technology.......................  25.8%
Materials....................................   9.6%
Real Estate..................................   2.1%
Telecommunication Services...................   4.8%
Utilities....................................   2.8%
                                              -----
                                              100.0%

       THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary.......................  17.1%
Consumer Staples.............................   7.2%
Energy.......................................   1.4%
Financials...................................   8.5%
Health Care..................................   6.4%
Industrials..................................  14.8%
Information Technology.......................  18.1%
Materials....................................  12.9%
Real Estate..................................   7.8%
Telecommunication Services...................   0.9%
Utilities....................................   4.9%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (13.2%)
*   Charter Communications, Inc. Class A..........    996,600 $  333,033,822            1.2%
    Comcast Corp. Class A......................... 21,211,780    764,260,433            2.8%
#   Ford Motor Co................................. 16,011,353    196,459,301            0.7%
    General Motors Co.............................  6,055,833    260,279,702            0.9%
*   Mohawk Industries, Inc........................    535,570    140,190,803            0.5%
    Royal Caribbean Cruises, Ltd..................  1,461,968    180,947,779            0.7%
    Time Warner, Inc..............................  3,804,556    373,949,809            1.3%
    Other Securities..............................             1,469,072,188            5.3%
                                                              --------------           -----
Total Consumer Discretionary......................             3,718,193,837           13.4%
                                                              --------------           -----
Consumer Staples -- (6.3%)
    CVS Health Corp...............................  4,700,064    322,095,386            1.2%
    Mondelez International, Inc. Class A..........  3,546,887    146,947,528            0.5%
    Tyson Foods, Inc. Class A.....................  1,959,828    142,891,060            0.5%
    Wal-Mart Stores, Inc..........................  5,670,262    495,070,575            1.8%
    Walgreens Boots Alliance, Inc.................  2,539,242    168,275,567            0.6%
    Other Securities..............................               517,524,270            1.9%
                                                              --------------           -----
Total Consumer Staples............................             1,792,804,386            6.5%
                                                              --------------           -----
Energy -- (11.3%)
    Chevron Corp..................................  4,451,136    515,842,151            1.9%
    ConocoPhillips................................  2,989,939    152,935,380            0.6%
    Exxon Mobil Corp.............................. 12,856,443  1,071,584,524            3.9%
    Occidental Petroleum Corp.....................  2,196,166    141,806,439            0.5%
    Valero Energy Corp............................  2,810,052    221,685,002            0.8%
    Other Securities..............................             1,083,981,612            3.8%
                                                              --------------           -----
Total Energy......................................             3,187,835,108           11.5%
                                                              --------------           -----
Financials -- (24.1%)
    American International Group, Inc.............  2,219,588    143,407,581            0.5%
    Bank of America Corp.......................... 18,827,362    515,681,445            1.9%
    Bank of New York Mellon Corp. (The)...........  4,487,177    230,865,257            0.8%
    Capital One Financial Corp....................  2,121,034    195,516,914            0.7%
    Citigroup, Inc................................  8,095,404    595,012,194            2.1%
    Goldman Sachs Group, Inc. (The)...............  1,076,397    261,004,745            0.9%
    Hartford Financial Services Group, Inc. (The).  2,672,826    147,139,071            0.5%
    JPMorgan Chase & Co........................... 11,460,834  1,153,074,509            4.2%
    Morgan Stanley................................  5,499,651    274,982,550            1.0%
    PNC Financial Services Group, Inc. (The)......  1,370,488    187,469,053            0.7%
    Travelers Cos., Inc. (The)....................  1,165,331    154,348,091            0.6%
    Wells Fargo & Co.............................. 15,424,411    865,926,434            3.1%
    Other Securities..............................             2,067,096,534            7.5%
                                                              --------------           -----
Total Financials..................................             6,791,524,378           24.5%
                                                              --------------           -----
Health Care -- (12.1%)
    Abbott Laboratories...........................  4,721,513    256,047,650            0.9%
    Aetna, Inc....................................  1,805,018    306,907,211            1.1%
    Anthem, Inc...................................  1,447,321    302,794,026            1.1%
    Danaher Corp..................................  2,176,662    200,840,603            0.7%
*   Express Scripts Holding Co....................  2,740,464    167,963,039            0.6%
    Humana, Inc...................................    708,361    180,879,981            0.7%
    Medtronic P.L.C...............................  4,257,228    342,791,999            1.2%
    Pfizer, Inc................................... 16,341,666    572,938,810            2.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc.................................   1,050,474 $   203,613,375            0.7%
      Other Securities..............................................                 867,988,265            3.2%
                                                                                 ---------------          ------
Total Health Care...................................................               3,402,764,959           12.3%
                                                                                 ---------------          ------
Industrials -- (8.1%)
      Delta Air Lines, Inc..........................................   2,950,569     147,616,967            0.5%
      Eaton Corp. P.L.C.............................................   1,814,900     145,228,298            0.5%
      FedEx Corp....................................................     624,040     140,914,472            0.5%
      Norfolk Southern Corp.........................................   1,546,984     203,304,637            0.7%
      Stanley Black & Decker, Inc...................................   1,079,268     174,355,745            0.6%
      Other Securities..............................................               1,463,355,372            5.4%
                                                                                 ---------------          ------
Total Industrials...................................................               2,274,775,491            8.2%
                                                                                 ---------------          ------
Information Technology -- (14.6%)
      Cisco Systems, Inc............................................  23,284,393     795,162,021            2.9%
      HP, Inc.......................................................   9,619,949     207,309,901            0.8%
      Intel Corp....................................................  22,965,227   1,044,688,176            3.8%
#     Lam Research Corp.............................................   1,017,170     212,151,147            0.8%
*     Micron Technology, Inc........................................   5,266,057     233,338,986            0.8%
      QUALCOMM, Inc.................................................   5,296,483     270,173,598            1.0%
      Other Securities..............................................               1,346,251,749            4.8%
                                                                                 ---------------          ------
Total Information Technology........................................               4,109,075,578           14.9%
                                                                                 ---------------          ------
Materials -- (3.3%)
      Other Securities..............................................                 937,357,935            3.4%
                                                                                 ---------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                  28,033,652            0.1%
                                                                                 ---------------          ------
Telecommunication Services -- (3.9%)
#     AT&T, Inc.....................................................  26,708,783     898,750,548            3.2%
      Other Securities..............................................                 191,599,940            0.8%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,090,350,488            4.0%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  62,978,242            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              27,395,694,054           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     199,056            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              27,395,893,110
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 272,071,006     272,071,006            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@  DFA Short Term Investment Fund................................  45,149,193     522,421,314            1.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,400,546,693)..........................................               $28,190,385,430          101.9%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


At October 31, 2017, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                            UNREALIZED
                           NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)....   1,472    12/15/17  $181,290,778 $189,350,720   $8,059,942
                                                ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...                      $181,290,778 $189,350,720   $8,059,942
                                                ============ ============   ==========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------- ------------ ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 3,718,193,837           --   --    $ 3,718,193,837
 Consumer Staples...............   1,792,804,386           --   --      1,792,804,386
 Energy.........................   3,187,835,108           --   --      3,187,835,108
 Financials.....................   6,791,524,378           --   --      6,791,524,378
 Health Care....................   3,402,764,959           --   --      3,402,764,959
 Industrials....................   2,274,775,491           --   --      2,274,775,491
 Information Technology.........   4,109,075,578           --   --      4,109,075,578
 Materials......................     937,357,935           --   --        937,357,935
 Real Estate....................      28,033,652           --   --         28,033,652
 Telecommunication Services.....   1,090,350,488           --   --      1,090,350,488
 Utilities......................      62,978,242           --   --         62,978,242
Rights/Warrants.................              -- $    199,056   --            199,056
Temporary Cash Investments......     272,071,006           --   --        272,071,006
Securities Lending Collateral...              --  522,421,314   --        522,421,314
Futures Contracts**.............       8,059,942           --   --          8,059,942
                                 --------------- ------------   --    ---------------
TOTAL........................... $27,675,825,002 $522,620,370   --    $28,198,445,372
                                 =============== ============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd.. 6,120,380 $  140,453,824            1.1%
    BHP Billiton, Ltd........................... 6,597,392    135,832,357            1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,510,491     61,899,921            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042     67,089,785            0.5%
    Other Securities............................              343,438,930            2.7%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              748,714,817            5.9%
                                                           --------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................               13,284,762            0.1%
                                                           --------------            ----

BELGIUM -- (1.0%)
    Other Securities............................              129,560,360            1.0%
                                                           --------------            ----

CANADA -- (7.7%)
    Bank of Montreal............................ 1,746,675    133,812,772            1.1%
    Suncor Energy, Inc.......................... 3,911,426    132,796,279            1.0%
    Other Securities............................              745,440,840            5.9%
                                                           --------------            ----
TOTAL CANADA....................................            1,012,049,891            8.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              222,737,552            1.8%
                                                           --------------            ----

FINLAND -- (0.9%)
    Other Securities............................              115,389,730            0.9%
                                                           --------------            ----

FRANCE -- (9.2%)
    AXA SA...................................... 2,859,375     86,319,921            0.7%
    BNP Paribas SA.............................. 2,361,620    184,323,068            1.5%
#   Engie SA.................................... 5,125,526     86,631,897            0.7%
    Orange SA................................... 5,424,781     89,116,543            0.7%
    Peugeot SA.................................. 2,829,994     67,143,170            0.5%
    Renault SA..................................   914,987     90,733,026            0.7%
    Societe Generale SA......................... 1,935,625    107,726,187            0.8%
    Total SA.................................... 5,355,467    298,503,517            2.3%
    Other Securities............................              195,514,428            1.6%
                                                           --------------            ----
TOTAL FRANCE....................................            1,206,011,757            9.5%
                                                           --------------            ----

GERMANY -- (7.2%)
    Allianz SE..................................   309,762     72,316,665            0.6%
#   Allianz SE Sponsored ADR.................... 2,622,354     61,364,132            0.5%
    Bayerische Motoren Werke AG................. 1,144,525    117,382,755            0.9%
    Daimler AG.................................. 3,058,631    255,353,316            2.0%
    Other Securities............................              448,990,129            3.5%
                                                           --------------            ----
TOTAL GERMANY...................................              955,406,997            7.5%
                                                           --------------            ----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 6,770,984     86,003,062            0.7%
    Other Securities............................              237,434,522            1.8%
                                                           --------------            ----
TOTAL HONG KONG.................................              323,437,584            2.5%
                                                           --------------            ----

IRELAND -- (0.2%)
    Other Securities............................               30,764,664            0.2%
                                                           --------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
ISRAEL -- (0.4%)
    Other Securities......................            $   48,328,428            0.4%
                                                      --------------           -----

ITALY -- (1.9%)
    Fiat Chrysler Automobiles NV..........  4,223,093     73,022,663            0.6%
*   UniCredit SpA.........................  4,382,253     83,747,614            0.6%
    Other Securities......................                89,724,183            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               246,494,460            1.9%
                                                      --------------           -----

JAPAN -- (21.7%)
    Hitachi, Ltd.......................... 10,761,000     85,693,558            0.7%
    Honda Motor Co., Ltd..................  4,402,100    137,948,849            1.1%
    Mitsubishi UFJ Financial Group, Inc... 17,854,906    121,112,359            1.0%
    Mizuho Financial Group, Inc........... 32,106,400     58,333,486            0.5%
#   Nissan Motor Co., Ltd.................  6,443,700     62,667,395            0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    114,347,007            0.9%
    Toyota Motor Corp.....................  3,590,490    222,703,923            1.8%
    Other Securities......................             2,055,894,920           16.0%
                                                      --------------           -----
TOTAL JAPAN...............................             2,858,701,497           22.5%
                                                      --------------           -----

NETHERLANDS -- (3.1%)
    ING Groep NV..........................  5,655,087    104,502,975            0.8%
    Other Securities......................               305,269,728            2.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               409,772,703            3.2%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                15,999,490            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               104,297,070            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,474,616            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               130,679,480            1.0%
                                                      --------------           -----

SPAIN -- (2.8%)
    Banco Santander SA.................... 30,252,813    205,093,196            1.6%
    Repsol SA.............................  5,254,339     98,463,132            0.8%
    Other Securities......................                66,397,472            0.5%
                                                      --------------           -----
TOTAL SPAIN...............................               369,953,800            2.9%
                                                      --------------           -----

SWEDEN -- (2.5%)
    Nordea Bank AB........................  7,285,616     88,044,529            0.7%
    Other Securities......................               243,042,505            1.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               331,087,034            2.6%
                                                      --------------           -----

SWITZERLAND -- (7.4%)
    Adecco Group AG.......................    747,305     59,289,170            0.5%
    Cie Financiere Richemont SA...........  1,177,332    108,533,855            0.8%
    Novartis AG...........................  1,704,593    140,593,520            1.1%
    Swiss Re AG...........................    821,038     77,268,128            0.6%
    UBS Group AG..........................  3,507,610     59,675,333            0.5%
    Zurich Insurance Group AG.............    417,577    127,429,914            1.0%
    Other Securities......................               397,917,168            3.1%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               970,707,088            7.6%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                         SHARES        VALUE++     OF NET ASSETS**
                                                         ------        -------     ---------------
UNITED KINGDOM -- (16.6%)
#     Anglo American P.L.C............................   5,924,428 $   111,752,548            0.9%
      BP P.L.C. Sponsored ADR.........................   8,731,578     355,113,277            2.8%
      Glencore P.L.C..................................  22,334,025     107,721,452            0.9%
      HSBC Holdings P.L.C.............................  19,975,015     195,058,378            1.5%
#     HSBC Holdings P.L.C. Sponsored ADR..............   2,963,067     144,508,777            1.1%
      Lloyds Banking Group P.L.C...................... 143,997,641     130,523,854            1.0%
      Royal Dutch Shell P.L.C. Class A................   2,374,989      74,764,137            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   3,844,392     242,312,004            1.9%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   3,852,485     251,798,420            2.0%
      Vodafone Group P.L.C............................  58,351,986     166,906,425            1.3%
#     Vodafone Group P.L.C. Sponsored ADR.............   4,011,201     116,244,613            0.9%
      Other Securities................................                 290,308,288            2.3%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               2,187,012,173           17.2%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              12,434,865,953           97.6%
                                                                   ---------------          ------

PREFERRED STOCKS -- (1.0%)

GERMANY -- (1.0%)
      Volkswagen AG...................................     601,796     110,190,738            0.9%
      Other Securities................................                  26,544,560            0.2%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 136,735,298            1.1%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 136,735,298            1.1%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
      Other Securities................................                   1,612,210            0.0%
                                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              12,573,213,461
                                                                   ---------------

                                                                       VALUE+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund..................  51,323,210     593,860,860            4.7%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,050,403,930)............................               $13,167,074,321          103.4%
                                                                   ===============          ======

At October 31, 2017, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future...    381     12/15/17  $ 37,262,799 $ 38,240,970   $  978,171
S&P 500 Emini Index(R)...    554     12/15/17    69,357,696   71,263,790    1,906,094
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $106,620,495 $109,504,760   $2,884,265
                                               ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   66,171,450 $   682,543,367   --    $   748,714,817
  Austria.....................             --      13,284,762   --         13,284,762
  Belgium.....................             --     129,560,360   --        129,560,360
  Canada......................  1,012,049,891              --   --      1,012,049,891
  Denmark.....................             --     222,737,552   --        222,737,552
  Finland.....................      3,512,957     111,876,773   --        115,389,730
  France......................         90,389   1,205,921,368   --      1,206,011,757
  Germany.....................    121,435,557     833,971,440   --        955,406,997
  Hong Kong...................             --     323,437,584   --        323,437,584
  Ireland.....................      7,455,562      23,309,102   --         30,764,664
  Israel......................             --      48,328,428   --         48,328,428
  Italy.......................     41,309,073     205,185,387   --        246,494,460
  Japan.......................     65,681,064   2,793,020,433   --      2,858,701,497
  Netherlands.................     46,587,082     363,185,621   --        409,772,703
  New Zealand.................             --      15,999,490   --         15,999,490
  Norway......................      3,986,233     100,310,837   --        104,297,070
  Portugal....................             --       4,474,616   --          4,474,616
  Singapore...................             --     130,679,480   --        130,679,480
  Spain.......................      1,208,347     368,745,453   --        369,953,800
  Sweden......................      3,437,406     327,649,628   --        331,087,034
  Switzerland.................     43,586,047     927,121,041   --        970,707,088
  United Kingdom..............  1,184,084,036   1,002,928,137   --      2,187,012,173
Preferred Stocks
  Germany.....................             --     136,735,298   --        136,735,298
Rights/Warrants
  Spain.......................             --       1,612,210   --          1,612,210
Securities Lending Collateral.             --     593,860,860   --        593,860,860
Futures Contracts**...........      2,884,265              --   --          2,884,265
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,603,479,359 $10,566,479,227   --    $13,169,958,586
                               ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (17.8%)
    Aoyama Trading Co., Ltd...............   307,500 $   11,394,402            0.3%
#   Resorttrust, Inc......................   507,200      9,986,546            0.3%
    Wacoal Holdings Corp..................   338,000      9,660,986            0.3%
    Other Securities......................              742,584,862           18.5%
                                                     --------------           -----
Total Consumer Discretionary..............              773,626,796           19.4%
                                                     --------------           -----
Consumer Staples -- (7.4%)
    Megmilk Snow Brand Co., Ltd...........   321,100      8,988,272            0.2%
    Morinaga Milk Industry Co., Ltd.......   243,400      9,344,287            0.2%
    Nippon Suisan Kaisha, Ltd............. 1,832,600     11,212,866            0.3%
    Takara Holdings, Inc.................. 1,048,200     10,253,490            0.3%
    Other Securities......................              282,326,095            7.1%
                                                     --------------           -----
Total Consumer Staples....................              322,125,010            8.1%
                                                     --------------           -----
Energy -- (1.0%)
    Other Securities......................               43,983,248            1.1%
                                                     --------------           -----
Financials -- (7.7%)
    77 Bank, Ltd. (The)...................   392,952      9,986,545            0.3%
    Daishi Bank, Ltd. (The)...............   207,100     10,141,558            0.3%
    Jafco Co., Ltd........................   190,600      9,420,141            0.2%
    Nishi-Nippon Financial Holdings, Inc..   773,100      9,020,926            0.2%
    Other Securities......................              299,008,703            7.5%
                                                     --------------           -----
Total Financials..........................              337,577,873            8.5%
                                                     --------------           -----
Health Care -- (4.1%)
    Nihon Kohden Corp.....................   407,000      9,060,324            0.2%
    Nipro Corp............................   630,500      9,192,086            0.2%
    Sawai Pharmaceutical Co., Ltd.........   197,500     11,202,256            0.3%
    Other Securities......................              148,315,169            3.7%
                                                     --------------           -----
Total Health Care.........................              177,769,835            4.4%
                                                     --------------           -----
Industrials -- (26.3%)
    Aica Kogyo Co., Ltd...................   264,800      9,261,490            0.2%
    DMG Mori Co., Ltd.....................   619,700     12,496,608            0.3%
    Glory, Ltd............................   243,900      9,121,396            0.2%
    Hanwa Co., Ltd........................   244,200      9,268,572            0.2%
    Hazama Ando Corp...................... 1,180,700      9,626,535            0.3%
#   Japan Steel Works, Ltd. (The).........   398,400     10,097,965            0.3%
    Nagase & Co., Ltd.....................   535,500      9,095,948            0.2%
    Nikkon Holdings Co., Ltd..............   356,800      9,138,051            0.2%
    Nishi-Nippon Railroad Co., Ltd........   406,600     10,869,438            0.3%
    Nishimatsu Construction Co., Ltd......   358,800     10,832,245            0.3%
#   Nisshinbo Holdings, Inc...............   911,080     10,939,879            0.3%
    OKUMA Corp............................   169,800     10,437,221            0.3%
    Penta-Ocean Construction Co., Ltd..... 1,890,000     12,503,434            0.3%
    Pilot Corp............................   221,300     11,188,873            0.3%
    Sankyu, Inc...........................   250,200     10,344,070            0.3%
#   Tadano, Ltd...........................   658,100     10,029,797            0.3%
    TechnoPro Holdings, Inc...............   217,600      9,976,612            0.3%
    Ushio, Inc............................   657,700      9,129,387            0.2%
    Other Securities......................              959,790,164           23.9%
                                                     --------------           -----
Total Industrials.........................            1,144,147,685           28.7%
                                                     --------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------
Information Technology -- (13.4%)
      Amano Corp............................    391,500 $    9,633,436            0.3%
      Citizen Watch Co., Ltd................  1,479,400     10,876,479            0.3%
#     Hitachi Kokusai Electric, Inc.........    332,500      9,210,643            0.2%
      Taiyo Yuden Co., Ltd..................    678,700     11,849,631            0.3%
      Tokyo Seimitsu Co., Ltd...............    240,800      9,572,803            0.3%
      Topcon Corp...........................    662,200     14,001,261            0.4%
      Other Securities......................               520,379,508           12.9%
                                                        --------------          ------
Total Information Technology................               585,523,761           14.7%
                                                        --------------          ------
Materials -- (10.1%)
      ADEKA Corp............................    544,000      9,396,399            0.2%
      Nihon Parkerizing Co., Ltd............    581,400      9,531,034            0.2%
      Nippon Light Metal Holdings Co., Ltd..  3,567,200     10,499,570            0.3%
      NOF Corp..............................    435,000     12,571,633            0.3%
      Sumitomo Bakelite Co., Ltd............  1,112,000      9,042,991            0.2%
      Sumitomo Osaka Cement Co., Ltd........  2,368,000     10,844,854            0.3%
      Tokai Carbon Co., Ltd.................  1,289,000     12,880,783            0.3%
#     Tokuyama Corp.........................    462,998     13,138,460            0.3%
      Toyobo Co., Ltd.......................    568,800     10,956,472            0.3%
      Other Securities......................               342,221,667            8.7%
                                                        --------------          ------
Total Materials.............................               441,083,863           11.1%
                                                        --------------          ------
Real Estate -- (2.0%)
      Leopalace21 Corp......................  1,598,200     11,934,140            0.3%
      Other Securities......................                73,820,456            1.8%
                                                        --------------          ------
Total Real Estate...........................                85,754,596            2.1%
                                                        --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities......................                 4,632,664            0.1%
                                                        --------------          ------
Utilities -- (0.9%)
*     Hokkaido Electric Power Co., Inc......  1,189,200      9,371,339            0.2%
#     Hokuriku Electric Power Co............  1,087,400      9,608,330            0.3%
      Other Securities......................                20,333,472            0.5%
                                                        --------------          ------
Total Utilities.............................                39,313,141            1.0%
                                                        --------------          ------
TOTAL COMMON STOCKS.........................             3,955,538,472           99.2%
                                                        --------------          ------
TOTAL INVESTMENT SECURITIES.................             3,955,538,472
                                                        --------------

                                                           VALUE+
                                                           ------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund........ 34,516,023    399,384,904           10.0%
                                                        --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,314,290,953)...................              $4,354,923,376          109.2%
                                                        ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Common Stocks
  Consumer Discretionary.........   --    $  773,626,796   --    $  773,626,796
  Consumer Staples...............   --       322,125,010   --       322,125,010
  Energy.........................   --        43,983,248   --        43,983,248
  Financials.....................   --       337,577,873   --       337,577,873
  Health Care....................   --       177,769,835   --       177,769,835
  Industrials....................   --     1,144,147,685   --     1,144,147,685
  Information Technology.........   --       585,523,761   --       585,523,761
  Materials......................   --       441,083,863   --       441,083,863
  Real Estate....................   --        85,754,596   --        85,754,596
  Telecommunication Services.....   --         4,632,664   --         4,632,664
  Utilities......................   --        39,313,141   --        39,313,141
 Securities Lending Collateral...   --       399,384,904   --       399,384,904
                                    --    --------------   --    --------------
 TOTAL...........................   --    $4,354,923,376   --    $4,354,923,376
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (87.5%)
AUSTRALIA -- (47.2%)
#   Adelaide Brighton, Ltd................  3,668,074 $ 17,462,503            1.0%
    Ansell, Ltd...........................    830,803   15,292,658            0.8%
    Beach Energy, Ltd..................... 16,720,311   12,508,369            0.7%
#   Blackmores, Ltd.......................     82,235   10,057,671            0.6%
    BT Investment Management, Ltd.........  1,061,631    8,782,885            0.5%
#   carsales.com, Ltd.....................  1,702,940   17,883,224            1.0%
    Cleanaway Waste Management, Ltd....... 10,618,818   12,220,420            0.7%
    CSR, Ltd..............................  3,680,857   13,388,457            0.7%
    Downer EDI, Ltd.......................  3,622,856   19,439,855            1.1%
    DuluxGroup, Ltd.......................  3,101,823   17,518,012            1.0%
    Fairfax Media, Ltd.................... 15,303,894   12,891,987            0.7%
#   G8 Education, Ltd.....................  2,577,771    9,004,963            0.5%
    Iluka Resources, Ltd..................  1,852,267   13,347,308            0.7%
    InvoCare, Ltd.........................    920,100   11,962,615            0.7%
#   IOOF Holdings, Ltd....................  2,368,404   19,535,461            1.1%
    IRESS, Ltd............................  1,175,824   10,600,488            0.6%
#   JB Hi-Fi, Ltd.........................    962,791   16,902,328            0.9%
    Link Administration Holdings, Ltd.....  1,477,619    9,330,538            0.5%
#   Metcash, Ltd..........................  5,204,963   10,752,406            0.6%
    Mineral Resources, Ltd................  1,168,088   15,587,838            0.9%
#   Monadelphous Group, Ltd...............    813,595   10,577,940            0.6%
    nib holdings, Ltd.....................  2,841,283   13,723,457            0.8%
    Northern Star Resources, Ltd..........  4,806,957   19,116,115            1.1%
    Nufarm, Ltd...........................  1,407,770    9,406,021            0.5%
    Orora, Ltd............................  5,866,371   15,297,175            0.8%
    OZ Minerals, Ltd......................  2,198,276   13,574,508            0.7%
#   Perpetual, Ltd........................    356,426   13,246,567            0.7%
    Sims Metal Management, Ltd............  1,382,214   14,015,094            0.8%
    Spark Infrastructure Group............  9,691,872   18,867,222            1.0%
    Tabcorp Holdings, Ltd.................  4,718,586   16,235,426            0.9%
#   Vocus Group, Ltd......................  4,330,071    9,564,561            0.5%
#*  Whitehaven Coal, Ltd..................  4,143,411   11,842,782            0.7%
*   WorleyParsons, Ltd....................  1,194,746   12,850,207            0.7%
    Other Securities......................             519,117,725           28.4%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             971,904,786           53.5%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,037,587            0.1%
                                                      ------------           -----

HONG KONG -- (24.1%)
    Dah Sing Financial Holdings, Ltd......  1,483,344    9,968,172            0.6%
#*  Esprit Holdings, Ltd.................. 14,828,050    8,972,221            0.5%
    Hopewell Holdings, Ltd................  3,366,000   12,946,497            0.7%
#   IGG, Inc..............................  7,041,000    9,453,202            0.5%
    Johnson Electric Holdings, Ltd........  2,358,750    9,516,625            0.5%
    Luk Fook Holdings International, Ltd..  3,243,000   13,718,512            0.8%
    Man Wah Holdings, Ltd................. 11,957,600   10,803,091            0.6%
    NagaCorp, Ltd......................... 11,248,000    9,087,661            0.5%
    Orient Overseas International, Ltd....  1,483,500   14,287,148            0.8%
    Vitasoy International Holdings, Ltd...  5,557,000   12,849,073            0.7%
    VTech Holdings, Ltd...................    820,400   11,663,361            0.7%
    Xinyi Glass Holdings, Ltd............. 13,352,000   12,938,386            0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------
HONG KONG -- (Continued)
      Other Securities..................            $  359,743,544           19.7%
                                                    --------------          ------
TOTAL HONG KONG.........................               495,947,493           27.3%
                                                    --------------          ------

NEW ZEALAND -- (6.0%)
*     a2 Milk Co., Ltd..................  1,860,803     11,047,609            0.6%
#     Mainfreight, Ltd..................    536,356      8,978,181            0.5%
      SKYCITY Entertainment Group, Ltd..  5,461,701     14,539,711            0.8%
      Other Securities..................                88,218,204            4.9%
                                                    --------------          ------
TOTAL NEW ZEALAND.......................               122,783,705            6.8%
                                                    --------------          ------

SINGAPORE -- (10.1%)
#     Singapore Post, Ltd............... 10,457,500      9,858,175            0.6%
      Venture Corp., Ltd................  1,597,200     22,831,474            1.3%
      Other Securities..................               176,269,027            9.6%
                                                    --------------          ------
TOTAL SINGAPORE.........................               208,958,676           11.5%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities..................                    73,767            0.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             1,800,706,014           99.2%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..................                   431,607            0.0%
                                                    --------------          ------

HONG KONG -- (0.0%)
      Other Securities..................                     4,043            0.0%
                                                    --------------          ------

NEW ZEALAND -- (0.0%)
      Other Securities..................                     1,010            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   436,660            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             1,801,142,674
                                                    --------------

                                                       VALUE+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund.... 22,292,852    257,950,593           14.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,978,371,714)...............              $2,059,093,267          113.4%
                                                    ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                 -------- -------------- ------- --------------
Common Stocks
 Australia......................       -- $  971,904,786   --    $  971,904,786
 China..........................       --      1,037,587   --         1,037,587
 Hong Kong...................... $573,686    495,373,807   --       495,947,493
 New Zealand....................       --    122,783,705   --       122,783,705
 Singapore......................       --    208,958,676   --       208,958,676
 United Kingdom.................   73,767             --   --            73,767
Rights/Warrants
 Australia......................       --        431,607   --           431,607
 Hong Kong......................       --          4,043   --             4,043
 New Zealand....................       --          1,010   --             1,010
Securities Lending Collateral...       --    257,950,593   --       257,950,593
                                 -------- --------------   --    --------------
TOTAL........................... $647,453 $2,058,445,814   --    $2,059,093,267
                                 ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (97.7%)
 Consumer Discretionary -- (20.8%)
     B&M European Value Retail SA......  3,556,127 $ 18,764,210            0.8%
     Bellway P.L.C.....................    662,602   32,126,797            1.4%
     GVC Holdings P.L.C................  1,474,855   18,364,234            0.8%
     Inchcape P.L.C....................  2,337,053   24,258,271            1.0%
     SSP Group P.L.C...................  2,150,632   16,701,979            0.7%
     UBM P.L.C.........................  2,150,381   20,089,069            0.9%
     WH Smith P.L.C....................    660,318   17,952,522            0.8%
     William Hill P.L.C................  4,390,122   15,064,779            0.6%
     Other Securities..................             329,733,378           14.2%
                                                   ------------           -----
 Total Consumer Discretionary..........             493,055,239           21.2%
                                                   ------------           -----
 Consumer Staples -- (4.8%)
     Booker Group P.L.C................  8,370,700   22,363,754            1.0%
     Tate & Lyle P.L.C.................  2,718,312   23,351,051            1.0%
     Other Securities..................              68,237,724            2.9%
                                                   ------------           -----
 Total Consumer Staples................             113,952,529            4.9%
                                                   ------------           -----
 Energy -- (4.2%)
     John Wood Group P.L.C.............  3,479,405   32,900,578            1.4%
 #*  Tullow Oil P.L.C..................  7,033,116   17,017,662            0.7%
     Other Securities..................              48,239,755            2.1%
                                                   ------------           -----
 Total Energy..........................              98,157,995            4.2%
                                                   ------------           -----
 Financials -- (14.8%)
     Beazley P.L.C.....................  2,911,016   19,527,655            0.8%
     Close Brothers Group P.L.C........    842,028   15,529,712            0.7%
     Hiscox, Ltd.......................  1,547,072   29,336,860            1.3%
     IG Group Holdings P.L.C...........  1,926,366   16,715,603            0.7%
     Intermediate Capital Group P.L.C..  1,606,829   20,747,945            0.9%
     Jupiter Fund Management P.L.C.....  2,283,894   18,021,025            0.8%
     Man Group P.L.C...................  9,157,327   23,548,762            1.0%
     Phoenix Group Holdings............  2,000,670   20,109,594            0.9%
     TP ICAP P.L.C.....................  2,829,016   20,454,412            0.9%
     Other Securities..................             166,813,983            7.0%
                                                   ------------           -----
 Total Financials......................             350,805,551           15.0%
                                                   ------------           -----
 Health Care -- (3.8%)
 *   BTG P.L.C.........................  1,883,903   18,858,989            0.8%
 *   Indivior P.L.C....................  3,837,838   18,938,519            0.8%
     UDG Healthcare P.L.C..............  1,295,217   15,903,433            0.7%
     Other Securities..................              36,656,028            1.6%
                                                   ------------           -----
 Total Health Care.....................              90,356,969            3.9%
                                                   ------------           -----
 Industrials -- (25.8%)
     Aggreko P.L.C.....................  1,334,788   16,611,140            0.7%
     BBA Aviation P.L.C................  5,990,848   25,309,196            1.1%
 *   Cobham P.L.C...................... 12,408,518   22,901,572            1.0%
     Hays P.L.C........................  8,341,552   20,648,960            0.9%
     HomeServe P.L.C...................  1,383,521   15,731,024            0.7%
     Howden Joinery Group P.L.C........  3,763,658   20,496,619            0.9%
     IMI P.L.C.........................  1,368,653   22,207,186            1.0%
     Meggitt P.L.C.....................  3,799,091   26,153,041            1.1%
     Melrose Industries P.L.C..........  9,415,164   27,500,308            1.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
Industrials -- (Continued)
       Rentokil Initial P.L.C.......... 4,056,594 $   18,089,762            0.8%
       Spirax-Sarco Engineering P.L.C..   367,759     27,595,228            1.2%
       Travis Perkins P.L.C............   853,860     17,236,813            0.7%
       Weir Group P.L.C. (The).........   633,437     16,421,638            0.7%
       Other Securities................              335,262,817           14.3%
                                                  --------------          ------
Total Industrials......................              612,165,304           26.3%
                                                  --------------          ------
Information Technology -- (10.9%)
       Auto Trader Group P.L.C......... 3,741,417     17,013,390            0.7%
       Electrocomponents P.L.C......... 2,762,938     25,482,641            1.1%
       Halma P.L.C..................... 1,908,645     29,948,327            1.3%
*      Paysafe Group P.L.C............. 2,424,051     18,868,212            0.8%
       Playtech P.L.C.................. 1,462,260     19,106,906            0.8%
       Rightmove P.L.C.................   468,485     25,845,606            1.1%
       Spectris P.L.C..................   701,125     23,837,173            1.0%
       Other Securities................               98,875,117            4.3%
                                                  --------------          ------
Total Information Technology...........              258,977,372           11.1%
                                                  --------------          ------
Materials -- (7.4%)
       DS Smith P.L.C.................. 3,354,420     23,198,985            1.0%
*      KAZ Minerals P.L.C.............. 1,433,524     15,478,418            0.7%
       RPC Group P.L.C................. 2,253,573     28,202,447            1.2%
       Victrex P.L.C...................   482,843     15,374,148            0.7%
       Other Securities................               93,920,109            4.0%
                                                  --------------          ------
Total Materials........................              176,174,107            7.6%
                                                  --------------          ------
Real Estate -- (2.3%)
       Other Securities................               54,350,850            2.3%
                                                  --------------          ------
Telecommunication Services -- (1.3%)
       Inmarsat P.L.C.................. 2,371,810     19,563,902            0.9%
       Other Securities................               12,151,612            0.5%
                                                  --------------          ------
Total Telecommunication Services.......               31,715,514            1.4%
                                                  --------------          ------
Utilities -- (1.6%)
       Pennon Group P.L.C.............. 2,236,812     23,590,729            1.0%
       Other Securities................               13,858,087            0.6%
                                                  --------------          ------
Total Utilities........................               37,448,816            1.6%
                                                  --------------          ------
TOTAL COMMON STOCKS....................            2,317,160,246           99.5%
                                                  --------------          ------
TOTAL INVESTMENT SECURITIES............            2,317,160,246
                                                  --------------

                                                     VALUE+
                                                     ------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@   DFA Short Term Investment Fund.. 4,640,939     53,700,300            2.3%
                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,951,561,258)..............             $2,370,860,546          101.8%
                                                  ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Common Stocks
  Consumer Discretionary.........   --    $  493,055,239   --    $  493,055,239
  Consumer Staples...............   --       113,952,529   --       113,952,529
  Energy.........................   --        98,157,995   --        98,157,995
  Financials.....................   --       350,805,551   --       350,805,551
  Health Care....................   --        90,356,969   --        90,356,969
  Industrials....................   --       612,165,304   --       612,165,304
  Information Technology.........   --       258,977,372   --       258,977,372
  Materials......................   --       176,174,107   --       176,174,107
  Real Estate....................   --        54,350,850   --        54,350,850
  Telecommunication Services.....   --        31,715,514   --        31,715,514
  Utilities......................   --        37,448,816   --        37,448,816
 Securities Lending Collateral...   --        53,700,300   --        53,700,300
                                    --    --------------   --    --------------
 TOTAL...........................   --    $2,370,860,546   --    $2,370,860,546
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                     ------     -------    ---------------
     COMMON STOCKS -- (91.6%)
     AUSTRIA -- (3.2%)
         ANDRITZ AG................   351,021 $ 19,848,846            0.4%
         Other Securities..........            177,396,677            3.0%
                                              ------------           -----
     TOTAL AUSTRIA.................            197,245,523            3.4%
                                              ------------           -----

     BELGIUM -- (4.2%)
         Ackermans & van Haaren NV.   134,719   23,072,545            0.4%
     *   Galapagos NV..............   220,186   21,413,464            0.4%
         Umicore SA................   703,600   31,444,010            0.6%
         Other Securities..........            183,087,877            3.1%
                                              ------------           -----
     TOTAL BELGIUM.................            259,017,896            4.5%
                                              ------------           -----

     DENMARK -- (4.8%)
         GN Store Nord A.S.........   855,243   28,303,028            0.5%
         Jyske Bank A.S............   434,014   24,525,321            0.4%
         TDC A.S................... 5,173,971   30,589,544            0.5%
     *   Topdanmark A.S............   491,266   20,195,323            0.4%
         Other Securities..........            192,193,095            3.3%
                                              ------------           -----
     TOTAL DENMARK.................            295,806,311            5.1%
                                              ------------           -----

     FINLAND -- (6.0%)
         Elisa Oyj.................   674,321   27,152,966            0.5%
         Huhtamaki Oyj.............   574,099   24,453,639            0.4%
         Metso Oyj.................   654,668   23,776,410            0.4%
         Nokian Renkaat Oyj........   659,051   30,215,607            0.5%
         Outokumpu Oyj............. 2,921,503   27,616,847            0.5%
         Other Securities..........            238,617,463            4.2%
                                              ------------           -----
     TOTAL FINLAND.................            371,832,932            6.5%
                                              ------------           -----

     FRANCE -- (12.9%)
     #   Edenred................... 1,222,953   35,256,073            0.6%
         Faurecia..................   306,467   22,278,725            0.4%
         Groupe Eurotunnel SE...... 1,656,217   20,813,393            0.4%
     #   Ingenico Group SA.........   301,300   29,258,749            0.5%
         Lagardere SCA.............   673,857   22,190,928            0.4%
         Orpea.....................   178,098   21,337,715            0.4%
         Rexel SA.................. 1,596,995   28,477,648            0.5%
     #   Rubis SCA.................   466,180   29,254,014            0.5%
         Teleperformance...........   253,057   36,957,477            0.7%
     *   Ubisoft Entertainment SA..   521,852   39,817,112            0.7%
         Other Securities..........            512,562,878            8.8%
                                              ------------           -----
     TOTAL FRANCE..................            798,204,712           13.9%
                                              ------------           -----

     GERMANY -- (14.8%)
         Duerr AG..................   143,919   19,916,912            0.4%
     *   Evotec AG................. 1,078,504   22,950,178            0.4%
         Freenet AG................   763,964   25,583,539            0.5%
     #   Hugo Boss AG..............   314,787   28,154,350            0.5%
     #   K+S AG.................... 1,020,067   24,799,642            0.4%
         Lanxess AG................   471,353   36,958,137            0.6%
         LEG Immobilien AG.........   331,263   33,743,929            0.6%
         MTU Aero Engines AG.......   144,099   24,384,649            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   GERMANY -- (Continued)
       OSRAM Licht AG................   280,364 $ 21,467,400            0.4%
   #   QIAGEN NV.....................   701,160   23,788,035            0.4%
       Rheinmetall AG................   234,011   27,793,104            0.5%
       Other Securities..............            629,683,762           10.9%
                                                ------------           -----
   TOTAL GERMANY.....................            919,223,637           16.0%
                                                ------------           -----

   HONG KONG -- (0.1%)
       Other Securities..............              3,147,046            0.1%
                                                ------------           -----

   IRELAND -- (1.2%)
       Kingspan Group P.L.C..........   734,997   30,725,971            0.5%
       Other Securities..............             46,011,856            0.8%
                                                ------------           -----
   TOTAL IRELAND.....................             76,737,827            1.3%
                                                ------------           -----

   ISRAEL -- (2.5%)
       Other Securities..............            153,649,964            2.7%
                                                ------------           -----

   ITALY -- (10.2%)
   #*  Banco BPM SpA................. 9,344,575   32,536,729            0.6%
       FinecoBank Banca Fineco SpA... 2,170,080   20,296,722            0.4%
       Moncler SpA...................   730,401   20,735,047            0.4%
       Prysmian SpA..................   907,443   31,224,581            0.6%
   #   Unione di Banche Italiane SpA. 6,512,755   30,567,169            0.5%
       Other Securities..............            498,381,755            8.5%
                                                ------------           -----
   TOTAL ITALY.......................            633,742,003           11.0%
                                                ------------           -----

   NETHERLANDS -- (5.7%)
       Aalberts Industries NV........   633,462   31,236,489            0.6%
       ASM International NV..........   339,707   22,765,126            0.4%
       Boskalis Westminster..........   594,181   21,239,893            0.4%
       SBM Offshore NV............... 1,217,053   21,719,672            0.4%
       Other Securities..............            257,243,164            4.3%
                                                ------------           -----
   TOTAL NETHERLANDS.................            354,204,344            6.1%
                                                ------------           -----

   NORWAY -- (2.2%)
       Other Securities..............            138,286,028            2.4%
                                                ------------           -----

   PORTUGAL -- (1.1%)
       Other Securities..............             67,632,440            1.2%
                                                ------------           -----

   SPAIN -- (5.2%)
       Cellnex Telecom SA............   909,420   22,573,590            0.4%
       Other Securities..............            298,606,877            5.2%
                                                ------------           -----
   TOTAL SPAIN.......................            321,180,467            5.6%
                                                ------------           -----

   SWEDEN -- (6.9%)
       Other Securities..............            429,210,166            7.5%
                                                ------------           -----

   SWITZERLAND -- (10.6%)
   #   ams AG........................   316,689   28,893,663            0.5%
       Georg Fischer AG..............    24,221   29,841,965            0.5%
       Helvetia Holding AG...........    37,722   20,278,728            0.4%
       Logitech International SA.....   744,066   26,607,319            0.5%
       Temenos Group AG..............   307,521   35,509,903            0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
SWITZERLAND -- (Continued)
       Other Securities................            $  515,114,990            8.9%
                                                   --------------          ------
TOTAL SWITZERLAND......................               656,246,568           11.4%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             5,675,367,864           98.7%
                                                   --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
       Other Securities................                46,412,310            0.8%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................                46,412,310            0.8%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
       Other Securities................                     2,585            0.0%
                                                   --------------          ------

ISRAEL -- (0.0%)
       Other Securities................                        10            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                   978,996            0.0%
                                                   --------------          ------

SWITZERLAND -- (0.0%)
       Other Securities................                   105,912            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                 1,087,503            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             5,722,867,677
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@   DFA Short Term Investment Fund.. 40,695,303    470,885,347            8.2%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,482,764,364)..............              $6,193,753,024          107.7%
                                                   ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                   LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ----------- -------------- ------- --------------
Common Stocks
 Austria........................          -- $  197,245,523   --    $  197,245,523
 Belgium........................ $ 2,677,761    256,340,135   --       259,017,896
 Denmark........................   8,784,672    287,021,639   --       295,806,311
 Finland........................          --    371,832,932   --       371,832,932
 France.........................      32,312    798,172,400   --       798,204,712
 Germany........................          --    919,223,637   --       919,223,637
 Hong Kong......................          --      3,147,046   --         3,147,046
 Ireland........................          --     76,737,827   --        76,737,827
 Israel.........................          --    153,649,964   --       153,649,964
 Italy..........................     109,325    633,632,678   --       633,742,003
 Netherlands....................          --    354,204,344   --       354,204,344
 Norway.........................          --    138,286,028   --       138,286,028
 Portugal.......................          --     67,632,440   --        67,632,440
 Spain..........................          --    321,180,467   --       321,180,467
 Sweden.........................      24,911    429,185,255   --       429,210,166
 Switzerland....................          --    656,246,568   --       656,246,568
Preferred Stocks
 Germany........................          --     46,412,310   --        46,412,310
Rights/Warrants
 France.........................          --          2,585   --             2,585
 Israel.........................          --             10   --                10
 Spain..........................          --        978,996   --           978,996
 Switzerland....................          --        105,912   --           105,912
Securities Lending Collateral...          --    470,885,347   --       470,885,347
                                 ----------- --------------   --    --------------
TOTAL........................... $11,628,981 $6,182,124,043   --    $6,193,753,024
                                 =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (7.6%)
#   Cineplex, Inc............................   293,783 $  8,885,678            0.7%
    Enercare, Inc............................   592,559    9,236,774            0.8%
*   Great Canadian Gaming Corp...............   333,138    7,917,224            0.7%
#*  Stars Group, Inc. (The)..................   545,738   10,985,827            0.9%
    Other Securities.........................             69,811,273            5.9%
                                                        ------------           -----
Total Consumer Discretionary.................            106,836,776            9.0%
                                                        ------------           -----
Consumer Staples -- (4.2%)
    Cott Corp................................   845,649   12,677,197            1.1%
    Jean Coutu Group PJC, Inc. (The) Class A.   416,076    7,895,156            0.7%
    North West Co., Inc. (The)...............   316,536    7,723,861            0.6%
    Premium Brands Holdings Corp.............   150,162   12,151,703            1.0%
    Other Securities.........................             18,290,744            1.5%
                                                        ------------           -----
Total Consumer Staples.......................             58,738,661            4.9%
                                                        ------------           -----
Energy -- (18.4%)
    Enerflex, Ltd............................   567,158    7,715,389            0.7%
    Enerplus Corp............................ 1,353,175   12,408,387            1.0%
    Gibson Energy, Inc.......................   757,539   10,299,383            0.9%
*   NuVista Energy, Ltd...................... 1,310,626    8,147,601            0.7%
#*  Paramount Resources, Ltd. Class A........   498,213    8,526,895            0.7%
*   Parex Resources, Inc.....................   826,302   10,990,886            0.9%
    Parkland Fuel Corp.......................   542,825   11,023,963            0.9%
    Pembina Pipeline Corp....................   448,593   14,830,223            1.2%
#   Whitecap Resources, Inc.................. 1,837,501   13,189,101            1.1%
    Other Securities.........................            160,468,709           13.5%
                                                        ------------           -----
Total Energy.................................            257,600,537           21.6%
                                                        ------------           -----
Financials -- (6.5%)
#   Canadian Western Bank....................   528,680   14,892,048            1.2%
#   Genworth MI Canada, Inc..................   322,580   10,024,209            0.8%
#   Laurentian Bank of Canada................   221,346   10,294,365            0.9%
    TMX Group, Ltd...........................   218,158   11,919,973            1.0%
    Other Securities.........................             43,967,142            3.8%
                                                        ------------           -----
Total Financials.............................             91,097,737            7.7%
                                                        ------------           -----
Health Care -- (1.4%)
    Other Securities.........................             18,694,077            1.6%
                                                        ------------           -----
Industrials -- (10.7%)
    Maxar Technologies, Ltd..................   184,072   11,644,148            1.0%
    New Flyer Industries, Inc................   253,571   10,759,225            0.9%
    Russel Metals, Inc.......................   356,806    7,976,347            0.7%
#   Stantec, Inc.............................   522,729   14,935,114            1.3%
    TFI International, Inc...................   475,353   11,473,911            1.0%
    Toromont Industries, Ltd.................   425,013   18,735,361            1.6%
    Transcontinental, Inc. Class A...........   366,376    8,133,485            0.7%
    Other Securities.........................             66,087,239            5.4%
                                                        ------------           -----
Total Industrials............................            149,744,830           12.6%
                                                        ------------           -----
Information Technology -- (3.8%)
*   Descartes Systems Group, Inc. (The)......   393,056   11,394,694            1.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Information Technology -- (Continued)
      Other Securities...................            $   42,132,447            3.5%
                                                     --------------          ------
Total Information Technology.............                53,527,141            4.5%
                                                     --------------          ------
Materials -- (24.6%)
      Alamos Gold, Inc. Class A..........  1,820,687     11,530,125            1.0%
*     B2Gold Corp........................  5,370,434     13,653,999            1.1%
*     Canfor Corp........................    502,970     10,004,039            0.8%
*     Centerra Gold, Inc.................  1,552,135     10,539,264            0.9%
*     Detour Gold Corp...................    965,461     10,289,969            0.9%
      Dominion Diamond Corp..............    554,107      7,885,749            0.7%
      HudBay Minerals, Inc...............  1,477,086     10,979,966            0.9%
*     IAMGOLD Corp.......................  3,203,040     17,578,113            1.5%
      Kirkland Lake Gold, Ltd............    913,033     10,707,844            0.9%
*     New Gold, Inc......................  3,504,251     11,598,443            1.0%
#     OceanaGold Corp....................  3,671,560      9,846,987            0.8%
#     Osisko Gold Royalties, Ltd.........    739,341      9,306,945            0.8%
      Pan American Silver Corp...........    847,173     13,842,653            1.2%
      Stella-Jones, Inc..................    241,271      9,425,671            0.8%
      Yamana Gold, Inc...................  4,803,883     12,474,233            1.1%
      Other Securities...................               174,581,152           14.5%
                                                     --------------          ------
Total Materials..........................               344,245,152           28.9%
                                                     --------------          ------
Real Estate -- (2.8%)
      Colliers International Group, Inc..    174,095     10,203,335            0.9%
      FirstService Corp..................    177,734     12,372,909            1.0%
      Other Securities...................                16,673,204            1.4%
                                                     --------------          ------
Total Real Estate........................                39,249,448            3.3%
                                                     --------------          ------
Utilities -- (4.8%)
#     Capital Power Corp.................    550,609     10,426,616            0.9%
#     Northland Power, Inc...............    562,788     10,761,941            0.9%
#     Superior Plus Corp.................    849,685      8,555,467            0.7%
      TransAlta Corp.....................  1,716,509     10,151,898            0.8%
      Other Securities...................                27,790,664            2.4%
                                                     --------------          ------
Total Utilities..........................                67,686,586            5.7%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,187,420,945           99.8%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,187,420,945
                                                     --------------

                                                        VALUE+
                                              -         ------             -
SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund..... 18,401,076    212,918,854           17.9%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,494,062,372)................              $1,400,339,799          117.7%
                                                     ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary.......... $  106,829,755 $      7,021   --    $  106,836,776
 Consumer Staples................     58,738,661           --   --        58,738,661
 Energy..........................    257,600,528            9   --       257,600,537
 Financials......................     91,097,737           --   --        91,097,737
 Health Care.....................     18,487,331      206,746   --        18,694,077
 Industrials.....................    149,744,830           --   --       149,744,830
 Information Technology..........     53,527,141           --   --        53,527,141
 Materials.......................    344,243,948        1,204   --       344,245,152
 Real Estate.....................     39,249,448           --   --        39,249,448
 Utilities.......................     67,686,586           --   --        67,686,586
Securities Lending Collateral....             --  212,918,854   --       212,918,854
                                  -------------- ------------   --    --------------
TOTAL............................ $1,187,205,965 $213,133,834   --    $1,400,339,799
                                  ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
COMMON STOCKS -- (94.6%)
BRAZIL -- (4.7%)
    Ambev SA ADR........................................  5,984,451 $   37,881,575            0.6%
    Vale SA.............................................  3,249,364     31,884,747            0.5%
    Other Securities....................................               248,614,139            3.6%
                                                                    --------------           -----
TOTAL BRAZIL............................................               318,380,461            4.7%
                                                                    --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                98,260,753            1.5%
                                                                    --------------           -----

CHINA -- (17.3%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........    649,851    120,150,951            1.8%
*   Baidu, Inc. Sponsored ADR...........................    125,340     30,575,440            0.5%
    Bank of China, Ltd. Class H......................... 47,544,181     23,760,810            0.4%
    China Construction Bank Corp. Class H............... 62,246,590     55,630,710            0.8%
#*  China Evergrande Group..............................  4,670,000     18,013,843            0.3%
#   China Mobile, Ltd. Sponsored ADR....................    918,178     46,322,080            0.7%
    China Overseas Land & Investment, Ltd...............  5,600,000     18,183,289            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 56,271,185     44,773,013            0.7%
    NetEase, Inc. ADR...................................     73,351     20,679,114            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500     40,622,247            0.6%
    Tencent Holdings, Ltd...............................  4,551,400    204,563,081            3.0%
    Other Securities....................................               558,976,798            8.2%
                                                                    --------------           -----
TOTAL CHINA.............................................             1,182,251,376           17.6%
                                                                    --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                25,767,212            0.4%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                13,518,733            0.2%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 7,144,752            0.1%
                                                                    --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                15,325,110            0.2%
                                                                    --------------           -----

HUNGARY -- (0.5%)
    Other Securities....................................                32,247,803            0.5%
                                                                    --------------           -----

INDIA -- (11.8%)
    HDFC Bank, Ltd......................................  1,441,144     40,301,596            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145     21,969,730            0.3%
    Housing Development Finance Corp., Ltd..............  1,501,415     39,446,931            0.6%
    Infosys, Ltd........................................  1,886,232     26,860,653            0.4%
    ITC, Ltd............................................  4,896,443     20,115,143            0.3%
    Reliance Industries, Ltd............................  3,083,335     44,979,899            0.7%
    Tata Consultancy Services, Ltd......................    702,461     28,417,240            0.4%
    Vedanta, Ltd........................................  3,450,645     17,722,576            0.3%
    Other Securities....................................               567,116,279            8.4%
                                                                    --------------           -----
TOTAL INDIA.............................................               806,930,047           12.0%
                                                                    --------------           -----

INDONESIA -- (2.6%)
    Bank Central Asia Tbk PT............................ 13,354,500     20,571,814            0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                                ------      -------     ---------------
INDONESIA -- (Continued)
    Other Securities.........................            $  156,958,031            2.3%
                                                         --------------           -----
TOTAL INDONESIA..............................               177,529,845            2.6%
                                                         --------------           -----

MALAYSIA -- (2.7%)
    Other Securities.........................               184,723,116            2.8%
                                                         --------------           -----

MEXICO -- (4.0%)
    America Movil S.A.B. de C.V. Series L.... 48,207,854     41,565,106            0.6%
#   Grupo Mexico S.A.B. de C.V. Series B.....  6,360,255     20,684,700            0.3%
    Other Securities.........................               209,133,974            3.1%
                                                         --------------           -----
TOTAL MEXICO.................................               271,383,780            4.0%
                                                         --------------           -----

PERU -- (0.3%)
    Other Securities.........................                19,090,586            0.3%
                                                         --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities.........................                89,567,005            1.3%
                                                         --------------           -----

POLAND -- (1.8%)
    Polski Koncern Naftowy Orlen SA..........    649,675     22,978,685            0.3%
    Other Securities.........................               103,346,844            1.6%
                                                         --------------           -----
TOTAL POLAND.................................               126,325,529            1.9%
                                                         --------------           -----

RUSSIA -- (1.6%)
    Sberbank of Russia PJSC Sponsored ADR....  1,818,206     26,095,273            0.4%
    Other Securities.........................                81,085,956            1.2%
                                                         --------------           -----
TOTAL RUSSIA.................................               107,181,229            1.6%
                                                         --------------           -----

SOUTH AFRICA -- (7.1%)
    MTN Group, Ltd...........................  3,775,818     32,785,832            0.5%
    Naspers, Ltd. Class N....................    407,281     99,226,886            1.5%
    Sasol, Ltd. Sponsored ADR................    777,405     22,630,260            0.3%
    Standard Bank Group, Ltd.................  2,023,352     23,495,927            0.4%
    Other Securities.........................               305,387,361            4.5%
                                                         --------------           -----
TOTAL SOUTH AFRICA...........................               483,526,266            7.2%
                                                         --------------           -----

SOUTH KOREA -- (17.6%)
    Hana Financial Group, Inc................    584,969     25,035,987            0.4%
    Hyundai Mobis Co., Ltd...................     74,326     17,686,287            0.3%
    Hyundai Motor Co.........................    181,576     26,122,725            0.4%
    KB Financial Group, Inc..................    382,135     19,979,647            0.3%
    Kia Motors Corp..........................    609,598     19,295,378            0.3%
    NAVER Corp...............................     37,790     30,204,488            0.5%
    POSCO....................................     72,961     21,267,067            0.3%
    Samsung Electronics Co., Ltd.............    102,618    252,964,114            3.8%
    Samsung Electronics Co., Ltd. GDR........     52,509     64,740,101            1.0%
    Shinhan Financial Group Co., Ltd.........    490,366     22,026,353            0.3%
    SK Hynix, Inc............................    821,484     60,570,209            0.9%
    Other Securities.........................               643,455,294            9.4%
                                                         --------------           -----
TOTAL SOUTH KOREA............................             1,203,347,650           17.9%
                                                         --------------           -----

TAIWAN -- (15.1%)
    Advanced Semiconductor Engineering, Inc.. 14,704,564     17,777,425            0.3%
    Hon Hai Precision Industry Co., Ltd...... 17,961,653     66,762,435            1.0%
    Largan Precision Co., Ltd................    133,860     25,374,450            0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                                ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd............ 25,317,808 $  204,676,736            3.1%
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................  1,982,786     83,931,331            1.3%
#     United Microelectronics Corp........................... 39,656,000     20,466,664            0.3%
      Other Securities.......................................               610,822,017            8.9%
                                                                         --------------          ------
TOTAL TAIWAN.................................................             1,029,811,058           15.3%
                                                                         --------------          ------

THAILAND -- (2.6%)
      PTT PCL................................................  1,643,400     20,777,483            0.3%
      Other Securities.......................................               160,175,545            2.4%
                                                                         --------------          ------
TOTAL THAILAND...............................................               180,953,028            2.7%
                                                                         --------------          ------

TURKEY -- (1.3%)
      Other Securities.......................................                91,224,396            1.4%
                                                                         --------------          ------
TOTAL COMMON STOCKS..........................................             6,464,489,735           96.2%
                                                                         --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA......................................  2,738,905     29,035,926            0.4%
      Itau Unibanco Holding SA...............................  4,804,227     61,754,576            0.9%
      Other Securities.......................................                65,733,433            1.0%
                                                                         --------------          ------
TOTAL BRAZIL.................................................               156,523,935            2.3%
                                                                         --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                   715,129            0.0%
                                                                         --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                 5,885,683            0.1%
                                                                         --------------          ------
TOTAL PREFERRED STOCKS.......................................               163,124,747            2.4%
                                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.......................................                    10,028            0.0%
                                                                         --------------          ------

MALAYSIA -- (0.0%)
      Other Securities.......................................                    52,355            0.0%
                                                                         --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.......................................                    93,963            0.0%
                                                                         --------------          ------

TAIWAN -- (0.0%)
      Other Securities.......................................                    75,776            0.0%
                                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................................                   232,122            0.0%
                                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................................             6,627,846,604
                                                                         --------------

                                                                            VALUE+
                                                                            ------

SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund......................... 17,515,266    202,669,148            3.0%
                                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,566,935,653)....................................              $6,830,515,752          101.6%
                                                                         ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


At October 31, 2017, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                      UNREALIZED
                                       NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                            CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                            --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)........    650     12/15/17  $35,955,789 $36,536,500    $580,711
S&P 500 Emini Index(R)................    210     12/15/17   26,931,354  27,013,350      81,996
                                                            ----------- -----------    --------
TOTAL FUTURES CONTRACTS...............                      $62,887,143 $63,549,850    $662,707
                                                            =========== ===========    ========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
 Brazil......................... $  318,380,461             --   --    $  318,380,461
 Chile..........................     50,271,128 $   47,989,625   --        98,260,753
 China..........................    328,382,382    853,868,994   --     1,182,251,376
 Colombia.......................     25,767,212             --   --        25,767,212
 Czech Republic.................             --     13,518,733   --        13,518,733
 Egypt..........................        713,024      6,431,728   --         7,144,752
 Greece.........................             --     15,325,110   --        15,325,110
 Hungary........................             --     32,247,803   --        32,247,803
 India..........................     30,846,816    776,083,231   --       806,930,047
 Indonesia......................      5,910,911    171,618,934   --       177,529,845
 Malaysia.......................             --    184,723,116   --       184,723,116
 Mexico.........................    271,383,780             --   --       271,383,780
 Peru...........................     19,090,586             --   --        19,090,586
 Philippines....................      1,951,565     87,615,440   --        89,567,005
 Poland.........................             --    126,325,529   --       126,325,529
 Russia.........................     10,166,767     97,014,462   --       107,181,229
 South Africa...................     51,161,864    432,364,402   --       483,526,266
 South Korea....................     32,069,959  1,171,277,691   --     1,203,347,650
 Taiwan.........................     94,853,278    934,957,780   --     1,029,811,058
 Thailand.......................    180,953,028             --   --       180,953,028
 Turkey.........................        693,339     90,531,057   --        91,224,396
Preferred Stocks
 Brazil.........................    156,523,935             --   --       156,523,935
 Chile..........................             --        715,129   --           715,129
 Colombia.......................      5,885,683             --   --         5,885,683
Rights/Warrants
 Brazil.........................             --         10,028   --            10,028
 Malaysia.......................             --         52,355   --            52,355
 South Korea....................             --         93,963   --            93,963
 Taiwan.........................             --         75,776   --            75,776
Securities Lending Collateral...             --    202,669,148   --       202,669,148
Futures Contracts**.............        662,707             --   --           662,707
                                 -------------- --------------   --    --------------
TOTAL........................... $1,585,668,425 $5,245,510,034   --    $6,831,178,459
                                 ============== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                    PERCENTAGE
                                                          SHARES      VALUE++     OF NET ASSETS**
                                                          ------      -------     ---------------
COMMON STOCKS -- (91.1%)
BRAZIL -- (7.1%)
    BR Malls Participacoes SA..........................  7,687,922 $   29,799,423            0.4%
    Cia Hering.........................................  1,540,736     13,752,787            0.2%
*   Cia Siderurgica Nacional SA........................  4,532,630     11,680,393            0.2%
    EDP - Energias do Brasil SA........................  3,285,014     14,460,368            0.2%
    Equatorial Energia SA..............................  1,983,958     36,994,907            0.5%
    Estacio Participacoes SA...........................  3,387,190     30,369,053            0.4%
    Fleury SA..........................................  1,463,812     12,922,964            0.2%
    Localiza Rent a Car SA.............................  1,566,678     27,714,870            0.4%
    Odontoprev SA......................................  2,594,796     12,484,972            0.2%
    Qualicorp SA.......................................  2,251,805     24,092,310            0.3%
*   Rumo SA............................................  4,264,474     16,555,749            0.2%
    Smiles Fidelidade SA...............................    505,800     13,219,790            0.2%
    Sul America SA.....................................  2,998,354     16,433,980            0.2%
    Totvs SA...........................................  1,185,526     11,807,062            0.2%
    Transmissora Alianca de Energia Eletrica SA........  2,006,218     12,572,210            0.2%
    Other Securities...................................               265,659,317            3.6%
                                                                   --------------           -----
TOTAL BRAZIL...........................................               550,520,155            7.6%
                                                                   --------------           -----

CHILE -- (1.7%)
    Engie Energia Chile SA.............................  5,451,139     11,556,388            0.2%
    Parque Arauco SA...................................  6,290,103     18,176,686            0.3%
    Other Securities...................................               103,823,373            1.4%
                                                                   --------------           -----
TOTAL CHILE............................................               133,556,447            1.9%
                                                                   --------------           -----

CHINA -- (15.8%)
    China Everbright, Ltd..............................  6,106,000     14,488,746            0.2%
    China Jinmao Holdings Group, Ltd................... 27,318,300     12,276,931            0.2%
    China Medical System Holdings, Ltd.................  7,095,500     13,120,483            0.2%
#   China National Building Material Co., Ltd. Class H. 21,806,000     18,404,872            0.3%
#*  GCL-Poly Energy Holdings, Ltd...................... 85,046,000     14,622,998            0.2%
    Haitian International Holdings, Ltd................  4,300,000     12,876,638            0.2%
#*  Kaisa Group Holdings, Ltd.......................... 17,438,000     11,142,615            0.2%
    Kingboard Chemical Holdings, Ltd...................  4,126,921     24,489,376            0.4%
    Minth Group, Ltd...................................  2,713,000     14,656,852            0.2%
    Nexteer Automotive Group, Ltd......................  5,949,000     11,650,664            0.2%
    Shanghai Industrial Holdings, Ltd..................  3,608,000     11,083,655            0.2%
    Shenzhen International Holdings, Ltd...............  7,554,367     14,438,734            0.2%
*   Sohu.com, Inc......................................    194,172     11,112,464            0.2%
*   YY, Inc. ADR.......................................    220,940     19,970,767            0.3%
    Other Securities...................................             1,022,760,281           13.7%
                                                                   --------------           -----
TOTAL CHINA............................................             1,227,096,076           16.9%
                                                                   --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................................                14,911,455            0.2%
                                                                   --------------           -----

GREECE -- (0.3%)
    Other Securities...................................                25,217,545            0.4%
                                                                   --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................................                 1,157,333            0.0%
                                                                   --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES      VALUE++     OF NET ASSETS**
                                                          ------      -------     ---------------
HUNGARY -- (0.1%)
    Other Securities....................................           $    8,961,022            0.1%
                                                                   --------------           -----

INDIA -- (13.6%)
    Crompton Greaves Consumer Electricals, Ltd.......... 3,446,457     11,755,789            0.2%
    Dewan Housing Finance Corp., Ltd.................... 1,161,690     11,518,467            0.2%
    Federal Bank, Ltd................................... 8,667,989     16,334,905            0.2%
    IIFL Holdings, Ltd.................................. 1,475,192     14,013,643            0.2%
    L&T Finance Holdings, Ltd........................... 3,759,476     11,709,043            0.2%
    Other Securities....................................              989,640,789           13.6%
                                                                   --------------           -----
TOTAL INDIA.............................................            1,054,972,636           14.6%
                                                                   --------------           -----

INDONESIA -- (2.9%)
    Other Securities....................................              221,254,087            3.1%
                                                                   --------------           -----

MALAYSIA -- (3.4%)
    Other Securities....................................              263,868,179            3.6%
                                                                   --------------           -----

MEXICO -- (2.2%)
#   Alsea S.A.B. de C.V................................. 5,090,080     15,404,250            0.2%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 2,457,934     12,416,754            0.2%
    Other Securities....................................              143,456,023            2.0%
                                                                   --------------           -----
TOTAL MEXICO............................................              171,277,027            2.4%
                                                                   --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities....................................               96,386,183            1.3%
                                                                   --------------           -----

POLAND -- (1.4%)
    CD Projekt SA.......................................   461,488     15,285,919            0.2%
    Other Securities....................................               95,934,650            1.3%
                                                                   --------------           -----
TOTAL POLAND............................................              111,220,569            1.5%
                                                                   --------------           -----

SOUTH AFRICA -- (5.8%)
    AVI, Ltd............................................ 3,164,277     22,063,405            0.3%
    Barloworld, Ltd..................................... 2,208,890     20,834,788            0.3%
    Clicks Group, Ltd................................... 2,664,483     29,843,514            0.4%
    Foschini Group, Ltd. (The).......................... 2,114,828     20,270,606            0.3%
#*  Northam Platinum, Ltd............................... 3,415,807     12,708,838            0.2%
    SPAR Group, Ltd. (The).............................. 1,254,291     14,763,402            0.2%
#   Truworths International, Ltd........................ 2,334,913     12,440,085            0.2%
    Other Securities....................................              311,924,595            4.2%
                                                                   --------------           -----
TOTAL SOUTH AFRICA......................................              444,849,233            6.1%
                                                                   --------------           -----

SOUTH KOREA -- (14.1%)
    Other Securities....................................            1,092,923,395           15.1%
                                                                   --------------           -----

TAIWAN -- (16.2%)
#*  Epistar Corp........................................ 7,530,000     12,203,016            0.2%
#*  Macronix International.............................. 9,266,820     16,945,643            0.3%
    Sino-American Silicon Products, Inc................. 3,975,000     11,099,536            0.2%
    Other Securities....................................            1,215,353,939           16.6%
                                                                   --------------           -----
TOTAL TAIWAN............................................            1,255,602,134           17.3%
                                                                   --------------           -----

THAILAND -- (3.4%)
    Other Securities....................................              263,653,427            3.6%
                                                                   --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
TURKEY -- (1.6%)
       Other Securities................            $  125,969,893            1.7%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             7,063,396,796           97.4%
                                                   --------------          ------

PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
       Cia Energetica de Minas Gerais..  5,525,729     13,057,159            0.2%
       Other Securities................                86,332,841            1.1%
                                                   --------------          ------
TOTAL BRAZIL...........................                99,390,000            1.3%
                                                   --------------          ------

CHILE -- (0.1%)
       Other Securities................                 4,195,197            0.1%
                                                   --------------          ------

COLOMBIA -- (0.0%)
       Other Securities................                 2,738,763            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                   143,762            0.0%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................               106,467,722            1.4%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................                   327,212            0.0%
                                                   --------------          ------

CHILE -- (0.0%)
       Other Securities................                   222,147            0.0%
                                                   --------------          ------

HONG KONG -- (0.0%)
       Other Securities................                    10,653            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                   312,585            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                    53,996            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                   427,461            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                    40,793            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
       Other Securities................                 1,229,207            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                 2,624,054            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             7,172,488,572
                                                   --------------

                                                      VALUE+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@   DFA Short Term Investment Fund.. 50,518,649    584,551,292            8.1%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,644,318,658)..............              $7,757,039,864          106.9%
                                                   ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


At October 31, 2017, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                      UNREALIZED
                                       NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                            CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                            --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)........    650     12/15/17  $35,838,323 $36,536,500   $  698,177
S&P 500 Emini Index(R)................    115     12/15/17   14,359,518  14,793,025      433,507
                                                            ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...............                      $50,197,841 $51,329,525   $1,131,684
                                                            =========== ===========   ==========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                  -------------- -------------- ------- --------------
Common Stocks
 Brazil.......................... $  550,520,155             --   --    $  550,520,155
 Chile...........................        981,740 $  132,574,707   --       133,556,447
 China...........................     89,180,547  1,137,915,529   --     1,227,096,076
 Colombia........................     14,911,455             --   --        14,911,455
 Greece..........................             --     25,217,545   --        25,217,545
 Hong Kong.......................             --      1,157,333   --         1,157,333
 Hungary.........................             --      8,961,022   --         8,961,022
 India...........................     11,232,946  1,043,739,690   --     1,054,972,636
 Indonesia.......................        807,023    220,447,064   --       221,254,087
 Malaysia........................         71,943    263,796,236   --       263,868,179
 Mexico..........................    170,986,135        290,892   --       171,277,027
 Philippines.....................             --     96,386,183   --        96,386,183
 Poland..........................             --    111,220,569   --       111,220,569
 South Africa....................      5,028,616    439,820,617   --       444,849,233
 South Korea.....................      1,107,748  1,091,815,647   --     1,092,923,395
 Taiwan..........................      1,180,409  1,254,421,725   --     1,255,602,134
 Thailand........................    263,170,583        482,844   --       263,653,427
 Turkey..........................             --    125,969,893   --       125,969,893
Preferred Stocks
 Brazil..........................     99,390,000             --   --        99,390,000
 Chile...........................             --      4,195,197   --         4,195,197
 Colombia........................      2,738,763             --   --         2,738,763
 India...........................        143,762             --   --           143,762
Rights/Warrants
 Brazil..........................             --        327,212   --           327,212
 Chile...........................             --        222,147   --           222,147
 Hong Kong.......................             --         10,653   --            10,653
 India...........................             --        312,585   --           312,585
 Malaysia........................             --         53,996   --            53,996
 South Korea.....................             --        427,461   --           427,461
 Taiwan..........................             --         40,793   --            40,793
 Thailand........................             --      1,229,207   --         1,229,207
Securities Lending Collateral....             --    584,551,292   --       584,551,292
Futures Contracts**..............      1,131,684             --   --         1,131,684
                                  -------------- --------------   --    --------------
TOTAL............................ $1,212,583,509 $6,545,588,039   --    $7,758,171,548
                                  ============== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE JAPANESE   THE ASIA
                                                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                      SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,536,545, $671,908,
 $390,734 and $282,545 of securities on loan,
 respectively)....................................................  $27,395,893    $12,573,213   $3,955,538   $1,801,143
Temporary Cash Investments at Value & Cost........................      272,071             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $522,384, $593,874, $399,455 and
 $257,992)........................................................      522,421        593,861      399,385      257,951
Segregated Cash for Futures Contracts.............................        6,624          3,846           --           --
Foreign Currencies at Value.......................................           --         52,788        3,373       12,033
Cash..............................................................           --         53,297        5,475        5,737
Receivables:
  Investment Securities Sold......................................       21,871          5,948        9,285        1,407
  Dividends, Interest and Tax Reclaims............................       30,022         44,910       20,385        1,336
  Securities Lending Income.......................................          273            795        1,101          520
  Futures Margin Variation........................................          324            265           --           --
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   28,249,499     13,328,923    4,394,542    2,080,127
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      522,365        593,795      399,359      257,926
  Investment Securities Purchased.................................       46,685             --        5,562        6,220
  Due to Advisor..................................................        2,336          2,141          330          152
Accrued Expenses and Other Liabilities............................        1,567            837          242          124
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      572,953        596,773      405,493      264,422
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $27,676,546    $12,732,150   $3,989,049   $1,815,705
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $18,606,092    $10,456,529   $2,914,836   $1,720,380
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................           --    $    53,423   $    3,377   $   12,068
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                   THE
                                                  THE UNITED   CONTINENTAL THE CANADIAN
                                                 KINGDOM SMALL    SMALL       SMALL     THE EMERGING THE EMERGING
                                                    COMPANY      COMPANY     COMPANY      MARKETS    MARKETS SMALL
                                                    SERIES*      SERIES*     SERIES*      SERIES*     CAP SERIES*
                                                 ------------- ----------- ------------ ------------ -------------
ASSETS:
Investments at Value (including $50,801,
 $449,175, $202,843, $281,971 and
 $1,035,360 of securities on loan,
 respectively)..................................  $2,317,160   $5,722,868   $1,187,421   $6,627,847   $7,172,489
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $53,698,
 $470,951, $212,911, $202,665 and
 $584,516)......................................      53,700      470,885      212,919      202,669      584,551
Segregated Cash for Futures Contracts...........          --           --           --        2,310        2,153
Foreign Currencies at Value.....................       1,567          545          326       21,834       63,514
Cash............................................       5,346       23,509        2,172       67,755        2,828
Receivables:
  Investment Securities Sold....................       3,691        6,287          710          907       14,730
  Dividends, Interest and Tax Reclaims..........       6,292        8,794          666        4,294        5,717
  Securities Lending Income.....................         162        1,142          577          396        4,780
  Futures Margin Variation......................          --           --           --          361          358
Unrealized Gain on Foreign Currency
 Contracts......................................          --            3           --           --            1
                                                  ----------   ----------   ----------   ----------   ----------
     Total Assets...............................   2,387,918    6,234,033    1,404,791    6,928,373    7,851,121
                                                  ----------   ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............      53,695      470,911      212,885      202,666      584,493
  Investment Securities Purchased...............       3,978       11,196        1,498        1,466       11,095
  Due to Advisor................................         195          488          103          562        1,219
Unrealized Loss on Foreign Currency
 Contracts......................................          --           --           --           --           16
Accrued Expenses and Other Liabilities..........         138          379           83          472          841
                                                  ----------   ----------   ----------   ----------   ----------
     Total Liabilities..........................      58,006      482,974      214,569      205,166      597,664
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSETS......................................  $2,329,912   $5,751,059   $1,190,222   $6,723,207   $7,253,457
                                                  ==========   ==========   ==========   ==========   ==========
Investments at Cost.............................  $1,897,863   $4,011,813   $1,281,151   $4,364,270   $6,059,802
                                                  ==========   ==========   ==========   ==========   ==========
Foreign Currencies at Cost......................  $    1,563   $      546   $      329   $   21,926   $   63,467
                                                  ==========   ==========   ==========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                              THE DFA    THE JAPANESE   THE ASIA
                                                               THE U.S.    INTERNATIONAL    SMALL     PACIFIC SMALL
                                                               LARGE CAP       VALUE       COMPANY       COMPANY
                                                             VALUE SERIES#    SERIES#      SERIES#       SERIES#
                                                             ------------- ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $32,179,
   $6,690 and $1,082, respectively).........................  $  565,477    $  332,211     $ 60,907     $ 54,721
  Non Cash Income...........................................          --        55,069           --        5,065
  Income from Securities Lending............................       2,756         9,477        8,951        5,373
                                                              ----------    ----------     --------     --------
     Total Investment Income................................     568,233       396,757       69,858       65,159
                                                              ----------    ----------     --------     --------
EXPENSES
  Investment Management Fees................................      24,712        22,418        3,441        1,650
  Accounting & Transfer Agent Fees..........................       1,102           509          157           84
  Custodian Fees............................................         255           962          583          302
  Directors'/Trustees' Fees & Expenses......................         241           108           33           16
  Professional Fees.........................................         369           229           60           29
  Other.....................................................         574           345          116           58
                                                              ----------    ----------     --------     --------
     Total Expenses.........................................      27,253        24,571        4,390        2,139
                                                              ----------    ----------     --------     --------
  Fees Paid Indirectly (Note C).............................          --          (877)         (61)         (25)
                                                              ----------    ----------     --------     --------
  Net Expenses..............................................      27,253        23,694        4,329        2,114
                                                              ----------    ----------     --------     --------
  NET INVESTMENT INCOME (LOSS)..............................     540,980       373,063       65,529       63,045
                                                              ----------    ----------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................   1,415,252       133,582      174,661       57,205
    Affiliated Investment Companies Shares Sold.............          (4)           55           70           63
    Futures.................................................      22,013        16,570           --           --
    Foreign Currency Transactions...........................          --        (2,679)      (2,843)        (697)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   3,199,777     2,126,222      616,328      131,297
    Affiliated Investment Companies Shares..................         (95)          (73)        (116)         (85)
    Futures.................................................      11,932         3,736           --           --
    Translation of Foreign Currency Denominated Amounts.....          --         1,069          489           (7)
                                                              ----------    ----------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   4,648,875     2,278,482      788,589      187,776
                                                              ----------    ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $5,189,855    $2,651,545     $854,118     $250,821
                                                              ==========    ==========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                    THE UNITED     THE
                                                     KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                      SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                     COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                     SERIES#     SERIES#     SERIES#      SERIES#      SERIES#
                                                    ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $74, $16,318, $3,604, $18,315 and $16,255,
   respectively)...................................  $ 59,839  $  106,902    $ 20,545    $  132,530   $  147,058
  Non Cash Income..................................     9,789          --          --            --           --
  Income from Securities Lending...................     1,338      14,125       5,521         4,405       46,044
                                                     --------  ----------    --------    ----------   ----------
     Total Investment Income.......................    70,966     121,027      26,066       136,935      193,102
                                                     --------  ----------    --------    ----------   ----------
EXPENSES
  Investment Management Fees.......................     2,020       4,928       1,157         5,755       12,668
  Accounting & Transfer Agent Fees.................        94         229          52           266          292
  Custodian Fees...................................       110         840          96         2,249        3,873
  Directors'/Trustees' Fees & Expenses.............        19          46          11            54           60
  Professional Fees................................        35         102          19           174          221
  Other............................................        61         151          39           181          208
                                                     --------  ----------    --------    ----------   ----------
     Total Expenses................................     2,339       6,296       1,374         8,679       17,322
                                                     --------  ----------    --------    ----------   ----------
  Fees Paid Indirectly (Note C)....................       (57)       (142)        (46)         (246)        (256)
                                                     --------  ----------    --------    ----------   ----------
  Net Expenses.....................................     2,282       6,154       1,328         8,433       17,066
                                                     --------  ----------    --------    ----------   ----------
  NET INVESTMENT INCOME (LOSS).....................    68,684     114,873      24,738       128,502      176,036
                                                     --------  ----------    --------    ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................    68,209     217,209     (39,064)       (7,795)     173,946
    Affiliated Investment Companies Shares
     Sold..........................................         2          32          21            (8)          23
    Futures........................................        --          --          --         8,355        9,284
    Foreign Currency Transactions..................       330         992         (26)          (35)          79
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................   383,963   1,106,864     137,860     1,213,036      923,325
    Affiliated Investment Companies Shares.........        (8)       (119)        (28)          (19)         (73)
    Futures........................................        --          --          --           929          843
    Translation of Foreign Currency Denominated
     Amounts.......................................       206         303          (7)          (69)        (193)
                                                     --------  ----------    --------    ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........   452,702   1,325,281      98,756     1,214,394    1,107,234
                                                     --------  ----------    --------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................  $521,386  $1,440,154    $123,494    $1,342,896   $1,283,270
                                                     ========  ==========    ========    ==========   ==========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                  SERIES                 VALUE SERIES           COMPANY SERIES
                                         ------------------------  -----------------------  ----------------------
                                             YEAR         YEAR         YEAR        YEAR        YEAR        YEAR
                                            ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                           OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2017         2016         2017        2016        2017        2016
                                         -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   540,980  $   464,438  $   373,063  $  332,006  $   65,529  $   54,226
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........   1,415,252      567,193      133,582    (261,808)    174,661     122,152
    Affiliated Investment Companies
     Shares Sold........................          (4)          --           55          --          70          --
    Futures.............................      22,013       21,037       16,570       5,988          --          --
    Foreign Currency
     Transactions.......................          --           --       (2,679)      5,590      (2,843)      2,170
    Forward Currency Contracts..........          --           --           --           8          --         (36)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................   3,199,777      (57,128)   2,126,222     (32,753)    616,328     214,787
    Affiliated Investment Companies
     Shares.............................         (95)          --          (73)         --        (116)         --
    Futures.............................      11,932       (3,872)       3,736        (852)         --          --
    Translation of Foreign Currency
     Denominated Amounts................          --           --        1,069        (908)        489        (688)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................   5,189,855      991,668    2,651,545      47,271     854,118     392,611
                                         -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions.........................   2,626,519    1,812,211      995,812   1,394,282     195,960     224,138
  Withdrawals...........................  (1,056,396)    (981,368)    (644,747)   (939,918)   (193,623)   (115,843)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest..........   1,570,123      830,843      351,065     454,364       2,337     108,295
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets........................   6,759,978    1,822,511    3,002,610     501,635     856,455     500,906
NET ASSETS
  Beginning of Year.....................  20,916,568   19,094,057    9,729,540   9,227,905   3,132,594   2,631,688
                                         -----------  -----------  -----------  ----------  ----------  ----------
  End of Year........................... $27,676,546  $20,916,568  $12,732,150  $9,729,540  $3,989,049  $3,132,594
                                         ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2017        2016        2017         2016        2017        2016
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   63,045  $   55,379  $   68,684   $   79,465  $  114,873  $   98,312
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     57,205      (8,246)     68,209       71,244     217,209     122,507
    Affiliated Investment Companies
     Shares Sold..........................         63          --           2           --          32          --
    Futures...............................         --          --          --           --          --         687
    Foreign Currency Transactions.........       (697)        309         330       (1,277)        992        (394)
    Forward Currency Contracts............         --         (18)         --           --          --          (5)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    131,297     168,801     383,963     (469,059)  1,106,864      27,064
    Affiliated Investment Companies
     Shares...............................        (85)         --          (8)          --        (119)         --
    Futures...............................         --          --          --           --          --          19
    Translation of Foreign Currency
     Denominated Amounts..................         (7)         22         206         (215)        303         (32)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    250,821     216,247     521,386     (319,842)  1,440,154     248,158
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    110,964     137,711     158,197      112,811     303,976     441,553
  Withdrawals.............................   (101,816)    (26,496)    (33,136)    (193,617)   (140,996)   (195,529)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............      9,148     111,215     125,061      (80,806)    162,980     246,024
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    259,969     327,462     646,447     (400,648)  1,603,134     494,182
NET ASSETS
  Beginning of Year.......................  1,555,736   1,228,274   1,683,465    2,084,113   4,147,925   3,653,743
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,815,705  $1,555,736  $2,329,912   $1,683,465  $5,751,059  $4,147,925
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE CANADIAN SMALL    THE EMERGING MARKETS    THE EMERGING MARKETS
                                              COMPANY SERIES             SERIES             SMALL CAP SERIES
                                           --------------------  ----------------------  ----------------------
                                              YEAR       YEAR       YEAR        YEAR        YEAR        YEAR
                                             ENDED      ENDED      ENDED       ENDED       ENDED       ENDED
                                            OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2017       2016       2017        2016        2017        2016
                                           ----------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   24,738  $ 18,822  $  128,502  $  110,781  $  176,036  $  144,191
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (39,064)  (24,152)     (7,795)   (106,229)    173,946     140,851
    Affiliated Investment Companies
     Shares Sold..........................         21        --          (8)         --          23          --
    Futures...............................         --        --       8,355       5,752       9,284       4,055
    Foreign Currency Transactions.........        (26)      229         (35)        975          79         457
    Forward Currency Contracts............         --        --          --          (4)         --        (116)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    137,860   135,836   1,213,036     512,891     923,325     400,224
    Affiliated Investment Companies
     Shares...............................        (28)       --         (19)         --         (73)         --
    Futures...............................         --        --         929        (266)        843         289
    Translation of Foreign Currency
     Denominated Amounts..................         (7)       (6)        (69)        207        (193)        586
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    123,494   130,729   1,342,896     524,107   1,283,270     690,537
                                           ----------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    269,073   187,903     738,457     471,019     959,649     448,086
  Withdrawals.............................   (135,609)   (8,500)   (355,877)   (400,950)   (505,109)   (521,283)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    133,464   179,403     382,580      70,069     454,540     (73,197)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    256,958   310,132   1,725,476     594,176   1,737,810     617,340
NET ASSETS
  Beginning of Year.......................    933,264   623,132   4,997,731   4,403,555   5,515,647   4,898,307
                                           ----------  --------  ----------  ----------  ----------  ----------
  End of Year............................. $1,190,222  $933,264  $6,723,207  $4,997,731  $7,253,457  $5,515,647
                                           ==========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      THE U.S. LARGE CAP VALUE SERIES
                                                      ---------------------------------------------------------------
                                                          YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                                        OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                          2017         2016         2015         2014         2013
----------------------------------------------------------------------------------------------------------------------
Total Return.........................................       24.31%        4.75%        1.32%       15.67%       35.68%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $27,676,546  $20,916,568  $19,094,057  $18,376,682  $14,838,988
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net Assets.        2.19%        2.39%        2.20%        1.90%        1.98%
Portfolio Turnover Rate..............................          15%          15%          16%          15%          15%
----------------------------------------------------------------------------------------------------------------------

                                                                                        THE DFA INTERNATIONAL VALUE SERIES
                                                                          ---------------------------------------------------
                                                                              YEAR         YEAR         YEAR         YEAR
                                                                             ENDED        ENDED        ENDED        ENDED
                                                                            OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                              2017         2016         2015         2014
------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................       26.53%      (0.10)%      (5.35)%      (0.72)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $12,732,150  $9,729,540   $9,227,905   $9,343,666
Ratio of Expenses to Average Net Assets..................................        0.22%       0.22%        0.22%        0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).        0.22%       0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets.....................        3.33%       3.72%        3.31%        4.50%
Portfolio Turnover Rate..................................................          17%         17%          21%          17%
------------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................      28.18%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $8,792,130
Ratio of Expenses to Average Net Assets..................................       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.22%
Ratio of Net Investment Income to Average Net Assets.....................       3.20%
Portfolio Turnover Rate..................................................         15%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                       THE JAPANESE SMALL COMPANY SERIES
                                                                          -----------------------------------------------
                                                                             YEAR        YEAR        YEAR        YEAR
                                                                            ENDED       ENDED       ENDED       ENDED
                                                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                             2017        2016        2015        2014
--------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      27.10%      14.53%       9.04%       2.46%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $3,989,049  $3,132,594  $2,631,688  $2,505,409
Ratio of Expenses to Average Net Assets..................................       0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets.....................       1.90%       1.99%       1.69%       1.71%
Portfolio Turnover Rate..................................................         13%         10%          6%          9%
--------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................      30.62%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $2,281,624
Ratio of Expenses to Average Net Assets..................................       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.14%
Ratio of Net Investment Income to Average Net Assets.....................       1.87%
Portfolio Turnover Rate..................................................         16%
-------------------------------------------------------------------------------------

                                                                                      THE ASIA PACIFIC SMALL COMPANY SERIES
                                                                          -------------------------------------------------
                                                                             YEAR        YEAR         YEAR         YEAR
                                                                            ENDED       ENDED        ENDED        ENDED
                                                                           OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                                             2017        2016         2015         2014
----------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      16.21%      16.69%     (11.83)%      (3.46)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $1,815,705  $1,555,736  $1,228,274   $1,453,786
Ratio of Expenses to Average Net Assets..................................       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets.....................       3.82%       4.00%       4.17%        3.96%
Portfolio Turnover Rate..................................................         14%         10%          7%           7%
----------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................      10.97%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $1,265,498
Ratio of Expenses to Average Net Assets..................................       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.15%
Ratio of Net Investment Income to Average Net Assets.....................       4.64%
Portfolio Turnover Rate..................................................          9%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                         THE UNITED KINGDOM SMALL COMPANY SERIES
                                                               -----------------------------------------------------------
                                                                  YEAR         YEAR        YEAR        YEAR        YEAR
                                                                 ENDED        ENDED       ENDED       ENDED       ENDED
                                                                OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017         2016        2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------
Total Return..................................................      29.87%     (15.82)%       9.95%       1.22%      37.42%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $2,329,912  $1,683,465   $2,084,113  $1,995,898  $1,988,287
Ratio of Expenses to Average Net Assets.......................       0.12%       0.12%        0.11%       0.11%       0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly)..................................................       0.12%       0.12%        0.11%       0.11%       0.12%
Ratio of Net Investment Income to Average Net Assets..........       3.40%       4.36%        3.44%       2.98%       3.29%
Portfolio Turnover Rate.......................................          9%         15%          10%          8%         17%
---------------------------------------------------------------------------------------------------------------------------

                                                                           THE CONTINENTAL SMALL COMPANY SERIES
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR        YEAR         YEAR        YEAR
                                                                 ENDED       ENDED       ENDED        ENDED       ENDED
                                                                OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                  2017        2016        2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
Total Return..................................................      34.27%       6.10%       9.81%      (2.25)%      43.67%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $5,751,059  $4,147,925  $3,653,743  $3,152,277   $3,217,766
Ratio of Expenses to Average Net Assets.......................       0.13%       0.13%       0.13%       0.13%        0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly)..................................................       0.13%       0.13%       0.13%       0.13%        0.14%
Ratio of Net Investment Income to Average Net Assets..........       2.33%       2.49%       2.44%       2.40%        2.67%
Portfolio Turnover Rate.......................................         13%          9%         14%         13%          13%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    THE CANADIAN SMALL COMPANY SERIES
                                                                          ----------------------------------------------------
                                                                             YEAR       YEAR       YEAR       YEAR      YEAR
                                                                            ENDED      ENDED      ENDED      ENDED     ENDED
                                                                           OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,
                                                                             2017       2016       2015       2014      2013
-------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      12.10%    20.77%   (25.00)%    (3.83)%     5.71%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $1,190,222  $933,264  $623,132   $849,429   $741,204
Ratio of Expenses to Average Net Assets..................................       0.12%     0.12%     0.12%      0.12%      0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.12%     0.12%     0.12%      0.12%      0.13%
Ratio of Net Investment Income to Average Net Assets.....................       2.14%     2.52%     2.73%      2.42%      2.99%
Portfolio Turnover Rate..................................................         22%        8%       18%         5%        14%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                          THE EMERGING MARKETS SERIES
                                                                          ------------------------------------------------
                                                                             YEAR        YEAR         YEAR        YEAR
                                                                            ENDED       ENDED        ENDED       ENDED
                                                                           OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                             2017        2016         2015        2014
---------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      25.26%      11.44%     (14.86)%       1.74%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets..................................       0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets.....................       2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate..................................................          8%          5%          9%           5%
---------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................       6.99%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $3,766,160
Ratio of Expenses to Average Net Assets..................................       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.16%
Ratio of Net Investment Income to Average Net Assets.....................       2.38%
Portfolio Turnover Rate..................................................          4%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                                                          ------------------------------------------------
                                                                             YEAR        YEAR         YEAR        YEAR
                                                                            ENDED       ENDED        ENDED       ENDED
                                                                           OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                             2017        2016         2015        2014
---------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      21.55%      14.45%      (9.42)%       5.60%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets..................................       0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net Assets.....................       2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate..................................................         15%         18%         18%           9%
---------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................       9.41%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $4,091,523
Ratio of Expenses to Average Net Assets..................................       0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.29%
Ratio of Net Investment Income to Average Net Assets.....................       2.37%
Portfolio Turnover Rate..................................................         11%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2017, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $877
              The Japanese Small Company Series.......      61
              The Asia Pacific Small Company Series...      25
              The United Kingdom Small Company Series.      57
              The Continental Small Company Series....     142
              The Canadian Small Company Series.......      46
              The Emerging Markets Series.............     246
              The Emerging Markets Small Cap Series...     256

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2017, the total related amounts paid by the Trust to the CCO were $85 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $633
                 The DFA International Value Series......  391
                 The Japanese Small Company Series.......   96
                 The Asia Pacific Small Company Series...   49
                 The United Kingdom Small Company Series.   63
                 The Continental Small Company Series....  125
                 The Canadian Small Company Series.......   30
                 The Emerging Markets Series.............  158
                 The Emerging Markets Small Cap Series...  136

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Series' transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $5,711,924 $3,550,329
         The DFA International Value Series......  2,380,334  1,837,613
         The Japanese Small Company Series.......    500,531    438,549
         The Asia Pacific Small Company Series...    312,003    236,969
         The United Kingdom Small Company Series.    381,315    174,465
         The Continental Small Company Series....    921,278    640,361
         The Canadian Small Company Series.......    442,511    257,115
         The Emerging Markets Series.............    950,150    468,047
         The Emerging Markets Small Cap Series...  1,540,584    924,340

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                              NET REALIZED                                        DIVIDEND
                                                              GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                              ON SALES OF   UNREALIZED                           AFFILIATED
                             BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                              10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
                             ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
THE U.S. LARGE CAP VALUE
 SERIES
DFA Short Term Investment
 Fund.......................  $820,651  $6,008,173 $6,306,304     $(4)         $ (95)     $522,421     45,149      $7,598
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $820,651  $6,008,173 $6,306,304     $(4)         $ (95)     $522,421     45,149      $7,598
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE DFA INTERNATIONAL VALUE
 SERIES
DFA Short Term Investment
 Fund.......................  $370,103  $6,085,206 $5,861,430     $55          $ (73)     $593,861     51,323      $5,741
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $370,103  $6,085,206 $5,861,430     $55          $ (73)     $593,861     51,323      $5,741
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE JAPANESE SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................  $280,962  $1,095,593 $  977,123     $70          $(116)     $399,385     34,516      $3,315
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $280,962  $1,095,593 $  977,123     $70          $(116)     $399,385     34,516      $3,315
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE ASIA PACIFIC SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................  $261,843  $  552,723 $  556,593     $63          $ (85)     $257,951     22,293      $2,514
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $261,843  $  552,723 $  556,593     $63          $ (85)     $257,951     22,293      $2,514
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE UNITED KINGDOM SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................  $ 56,584  $  338,586 $  341,464     $ 2          $  (8)     $ 53,700      4,641      $  764
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $ 56,584  $  338,586 $  341,464     $ 2          $  (8)     $ 53,700      4,641      $  764
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE CONTINENTAL SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................  $350,190  $1,496,894 $1,376,112     $32          $(119)     $470,885     40,695      $4,826
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $350,190  $1,496,894 $1,376,112     $32          $(119)     $470,885     40,695      $4,826
                              ========  ========== ==========     ===          =====      ========     ======      ======

                             CAPITAL GAIN
                             DISTRIBUTIONS
                                 FROM
                              AFFILIATED
                              INVESTMENT
                             -------------
THE U.S. LARGE CAP VALUE
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE DFA INTERNATIONAL VALUE
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE JAPANESE SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE ASIA PACIFIC SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE UNITED KINGDOM SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE CONTINENTAL SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==

                                                              NET REALIZED                                        DIVIDEND
                                                              GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                              ON SALES OF   UNREALIZED                           AFFILIATED
                             BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                              10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
                             ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
THE CANADIAN SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................  $214,142  $1,260,703 $1,261,918     $21          $(29)      $212,919     18,401      $2,017
                              --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL                         $214,142  $1,260,703 $1,261,918     $21          $(29)      $212,919     18,401      $2,017
                              ========  ========== ==========     ===          ====       ========     ======      ======
THE EMERGING MARKETS SERIES
DFA Short Term Investment
 Fund.......................  $143,647  $  885,441 $  826,392     $(8)         $(19)      $202,669     17,515      $1,743
                              --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL                         $143,647  $  885,441 $  826,392     $(8)         $(19)      $202,669     17,515      $1,743
                              ========  ========== ==========     ===          ====       ========     ======      ======
THE EMERGING MARKETS SMALL
 CAP SERIES
DFA Short Term Investment
 Fund.......................  $648,631  $  797,021 $  861,051     $23          $(73)      $584,551     50,519      $5,293
                              --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL                         $648,631  $  797,021 $  861,051     $23          $(73)      $584,551     50,519      $5,293
                              ========  ========== ==========     ===          ====       ========     ======      ======

                             CAPITAL GAIN
                             DISTRIBUTIONS
                                 FROM
                              AFFILIATED
                              INVESTMENT
                             -------------
THE CANADIAN SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE EMERGING MARKETS SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE EMERGING MARKETS SMALL
 CAP SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $19,581,837  $9,370,063   $(544,402)    $8,825,661
The DFA International Value Series......  11,157,024   2,649,548    (529,994)     2,119,554
The Japanese Small Company Series.......   3,314,291   1,213,062    (172,429)     1,040,633
The Asia Pacific Small Company Series...   1,978,372     445,114    (364,392)        80,722
The United Kingdom Small Company Series.   1,951,561     635,021    (215,722)       419,299
The Continental Small Company Series....   4,482,764   2,083,885    (372,897)     1,710,988
The Canadian Small Company Series.......   1,494,062     199,811    (293,534)       (93,723)
The Emerging Markets Series.............   4,629,823   2,541,436    (277,193)     2,264,243
The Emerging Markets Small Cap Series...   6,694,516   1,889,950    (776,097)     1,113,853

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2017, the International Equity Portfolios had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                       FUTURES
                                                       --------
                The U.S. Large Cap Value Series....... $167,432
                The DFA International Value Series....   89,210
                The Emerging Markets Series...........   44,417
                The Emerging Markets Small Cap Series.   42,694

The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures

                                        Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
       -                                      ---------------------------
                                                TOTAL VALUE
                                                     AT          EQUITY
                                              OCTOBER 31, 2017 CONTRACTS*
       -                                      ---------------- ----------
       The U.S. Large Cap Value Series.......      $8,060        $8,060
       The DFA International Value Series....       2,884         2,884
       The Emerging Markets Series...........         663           663
       The Emerging Markets Small Cap Series.       1,132         1,132

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2017:

                                        LOCATION OF GAIN (LOSS)
              DERIVATIVE TYPE                ON DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Net Realized Gain (Loss)
                                          on: Futures

                                        Change in Unrealized
                                          Appreciation
                                          (Depreciation) of:
                                          Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2017 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                   -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $22,013            $22,013
            The DFA International Value Series....  16,570             16,570
            The Emerging Markets Series...........   8,355              8,355
            The Emerging Markets Small Cap Series.   9,284              9,284

                                                   CHANGE IN UNREALIZED
                                                   APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
            -                                      -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
            -                                       -------          ---------
            The U.S. Large Cap Value Series....... $11,932            $11,932
            The DFA International Value Series....   3,736              3,736
            The Emerging Markets Series...........     929                929
            The Emerging Markets Small Cap Series.     843                843

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The Japanese Small Company Series.....     1.77%       $16,525          6        $ 5        $25,222
The Asia Pacific Small Company Series.     1.76%         1,241         34          2          9,913
The Continental Small Company Series..     1.91%           120          1         --            120
The Canadian Small Company Series.....     1.88%        15,022          3          2         44,993
The Emerging Markets Series...........     1.77%         6,211          9          3         15,381
The Emerging Markets Small Cap Series.     1.44%        20,990         10          8         35,873

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2017.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                               PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                               --------- -------- --------------------
The U.S. Large Cap Value Series........ $442,838  $204,015       $30,650
The DFA International Value Series.....  135,129    76,512         4,425
The Japanese Small Company Series......   44,207    28,558        14,108
The Asia Pacific Small Company Series..   28,263    33,425        14,632
The Continental Small Company Series...   63,808    21,763         9,250
The Canadian Small Company Series......   46,995    27,027         4,703
The Emerging Markets Series............    7,463     2,540           241
The Emerging Markets Small Cap Series..    7,987     9,824         1,251

J. SECURITIES LENDING:

   As of October 31, 2017, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                     MARKET VALUE
                                                     ------------
              The U.S. Large Cap Value Series.......  $1,052,697
              The DFA International Value Series....     124,520
              The Japanese Small Company Series.....      11,439
              The Asia Pacific Small Company Series.      54,797
              The Continental Small Company Series..      10,247
              The Canadian Small Company Series.....       1,883
              The Emerging Markets Series...........     106,638
              The Emerging Markets Small Cap Series.     535,339

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF OCTOBER 31, 2017
                                         ---------------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                         ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Rights/Warrants.......... $522,421,314     --         --         --    $522,421,314
THE DFA INTERNATIONAL VALUE SERIES
Common Stocks...........................  593,860,860     --         --         --     593,860,860
THE JAPANESE SMALL COMPANY SERIES
Common Stocks...........................  399,384,904     --         --         --     399,384,904
THE ASIA PACIFIC SMALL COMPANY SERIES
Common Stocks...........................  257,950,593     --         --         --     257,950,593
THE UNITED KINGDOM SMALL COMPANY SERIES
Common Stocks...........................   53,700,300     --         --         --      53,700,300
THE CONTINENTAL SMALL COMPANY SERIES
Common Stocks, Preferred Stocks, Rights/
  Warrants..............................  470,885,347     --         --         --     470,885,347
THE CANADIAN SMALL COMPANY SERIES
Common Stocks...........................  212,918,854     --         --         --     212,918,854
THE EMERGING MARKETS SERIES
Common Stocks...........................  202,669,148     --         --         --     202,669,148
THE EMERGING MARKETS SMALL CAP SERIES
Common Stocks, Rights/Warrants..........  584,551,292     --         --         --     584,551,292

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (nine of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                  --------------------      ---------------------
 10/31/2007            $10,000                   $10,000
 11/30/2007              9,274                     9,291
 12/31/2007              9,262                     9,324
  1/31/2008              8,344                     8,160
  2/29/2008              8,680                     8,762
  3/31/2008              8,390                     8,299
  4/30/2008              9,039                     8,972
  5/31/2008              9,120                     9,139
  6/30/2008              8,062                     8,227
  7/31/2008              7,906                     7,917
  8/31/2008              7,233                     7,284
  9/30/2008              5,986                     6,010
 10/31/2008              4,129                     4,365
 11/30/2008              3,817                     4,036
 12/31/2008              4,288                     4,351
  1/31/2009              3,903                     4,070
  2/28/2009              3,571                     3,841
  3/31/2009              4,191                     4,392
  4/30/2009              5,016                     5,123
  5/31/2009              6,147                     5,999
  6/30/2009              6,073                     5,918
  7/31/2009              6,890                     6,583
  8/31/2009              6,944                     6,560
  9/30/2009              7,587                     7,155
 10/31/2009              7,409                     7,164
 11/30/2009              7,884                     7,472
 12/31/2009              8,278                     7,767
  1/31/2010              7,810                     7,334
  2/28/2010              7,873                     7,360
  3/31/2010              8,567                     7,954
  4/30/2010              8,625                     8,050
  5/31/2010              7,725                     7,342
  6/30/2010              7,774                     7,288
  7/31/2010              8,497                     7,895
  8/31/2010              8,345                     7,742
  9/30/2010              9,350                     8,602
 10/31/2010              9,673                     8,852
 11/30/2010              9,363                     8,618
 12/31/2010             10,145                     9,233
  1/31/2011              9,829                     8,983
  2/28/2011              9,670                     8,899
  3/31/2011             10,228                     9,422
  4/30/2011             10,596                     9,714
  5/31/2011             10,195                     9,460
  6/30/2011              9,988                     9,314
  7/31/2011              9,908                     9,273
  8/31/2011              8,906                     8,444
  9/30/2011              7,310                     7,213
 10/31/2011              8,274                     8,168
 11/30/2011              7,857                     7,624
 12/31/2011              7,578                     7,532
  1/31/2012              8,632                     8,386
  2/29/2012              9,159                     8,889
  3/31/2012              8,768                     8,592
  4/30/2012              8,486                     8,489
  5/31/2012              7,549                     7,537
  6/30/2012              7,892                     7,828
  7/31/2012              7,845                     7,981
  8/31/2012              7,957                     7,954
  9/30/2012              8,471                     8,434
 10/31/2012              8,364                     8,383
 11/30/2012              8,460                     8,490
 12/31/2012              9,080                     8,905
  1/31/2013              9,229                     9,027
  2/28/2013              9,078                     8,914
  3/31/2013              9,003                     8,760
  4/30/2013              9,084                     8,827
  5/31/2013              8,828                     8,600
  6/30/2013              8,087                     8,053
  7/31/2013              8,248                     8,137
  8/31/2013              8,076                     7,997
  9/30/2013              8,674                     8,517
 10/31/2013              9,070                     8,931
 11/30/2013              8,856                     8,800
 12/31/2013              8,770                     8,673
  1/31/2014              8,160                     8,110
  2/28/2014              8,343                     8,378
  3/31/2014              8,718                     8,636
  4/30/2014              8,778                     8,664
  5/31/2014              9,138                     8,967
  6/30/2014              9,380                     9,205
  7/31/2014              9,560                     9,383
  8/31/2014              9,775                     9,595
  9/30/2014              8,979                     8,883
 10/31/2014              8,971                     8,988
 11/30/2014              8,825                     8,893
 12/31/2014              8,418                     8,483
  1/31/2015              8,351                     8,534
  2/28/2015              8,651                     8,798
  3/31/2015              8,411                     8,673
  4/30/2015              9,248                     9,340
  5/31/2015              8,840                     8,966
  6/30/2015              8,562                     8,733
  7/31/2015              7,880                     8,128
  8/31/2015              7,166                     7,393
  9/30/2015              6,929                     7,170
 10/31/2015              7,361                     7,682
 11/30/2015              7,077                     7,382
 12/31/2015              6,866                     7,218
  1/31/2016              6,483                     6,750
  2/29/2016              6,524                     6,738
  3/31/2016              7,489                     7,630
  4/30/2016              7,691                     7,672
  5/31/2016              7,195                     7,385
  6/30/2016              7,591                     7,681
  7/31/2016              8,071                     8,067
  8/31/2016              8,222                     8,268
  9/30/2016              8,340                     8,374
 10/31/2016              8,523                     8,394
 11/30/2016              8,228                     8,008
 12/31/2016              8,265                     8,025
  1/31/2017              8,791                     8,464
  2/28/2017              9,195                     8,723
  3/31/2017              9,449                     8,944
  4/30/2017              9,522                     9,139
  5/31/2017              9,696                     9,410
  6/30/2017              9,725                     9,504
  7/31/2017             10,247                    10,071
  8/31/2017             10,508                    10,296             Past performance is not predictive of
  9/30/2017             10,278                    10,255             future performance.
 10/31/2017             10,644                    10,614             The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              24.89%      4.94%      0.63%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Fund held approximately 2,400 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 24.89% for the Fund and 26.45% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) underperforming high relative price (growth) stocks among large caps for the period, the Fund's focus on value stocks had a negative impact on performance relative to the style-neutral benchmark. At the country level, the Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Fund's greater focus on value securities in India had a positive impact on relative performance, as these securities outperformed.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2017
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/17  10/31/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return                       $1,000.00 $1,117.80    0.16%    $0.85
Hypothetical 5% Annual Return            $1,000.00 $1,024.40    0.16%    $0.82

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

      DIMENSIONAL EMERGING MARKETS VALUE FUND
Consumer Discretionary.......................   9.5%
Consumer Staples.............................   3.3%
Energy.......................................  13.7%
Financials...................................  28.6%
Health Care..................................   0.4%
Industrials..................................   9.0%
Information Technology.......................   9.6%
Materials....................................  17.8%
Real Estate..................................   4.0%
Telecommunication Services...................   2.5%
Utilities....................................   1.6%
                                              -----
                                              100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (95.0%)
BRAZIL -- (6.0%)
    Banco do Brasil SA..................................   9,323,902 $   98,161,338            0.5%
*   Petroleo Brasileiro SA Sponsored ADR................  14,614,044    155,639,569            0.8%
    Vale SA.............................................  26,500,917    260,043,235            1.3%
#   Vale SA Sponsored ADR...............................  25,156,364    246,280,802            1.3%
    Other Securities....................................                435,720,877            2.2%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,195,845,821            6.1%
                                                                     --------------           -----

CHILE -- (1.6%)
    Other Securities....................................                316,996,496            1.6%
                                                                     --------------           -----

CHINA -- (16.6%)
    Bank of China, Ltd. Class H......................... 441,292,817    220,541,705            1.1%
    China Construction Bank Corp. Class H............... 619,669,101    553,807,555            2.8%
    China Overseas Land & Investment, Ltd...............  26,952,000     87,513,573            0.5%
    China Petroleum & Chemical Corp. ADR................   1,159,521     85,387,112            0.4%
    China Petroleum & Chemical Corp. Class H............ 113,421,575     83,287,527            0.4%
#*  China Unicom Hong Kong, Ltd. ADR....................   6,973,434     98,534,622            0.5%
    CNOOC, Ltd..........................................  60,746,000     82,942,156            0.4%
    Industrial & Commercial Bank of China, Ltd. Class H. 498,032,996    396,267,428            2.0%
    PetroChina Co., Ltd. Class H........................ 136,138,000     88,993,181            0.5%
    Other Securities....................................              1,632,486,299            8.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,329,761,158           17.0%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 41,417,612            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 56,931,518            0.3%
                                                                     --------------           -----

GREECE -- (0.0%)
    Other Securities....................................                  5,400,787            0.0%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                  1,799,742            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 76,715,301            0.4%
                                                                     --------------           -----

INDIA -- (12.9%)
    Bharti Airtel, Ltd..................................  11,108,283     85,474,747            0.5%
    ICICI Bank, Ltd. Sponsored ADR......................  15,014,286    137,380,716            0.7%
    JSW Steel, Ltd......................................  20,551,299     82,414,526            0.4%
    Larsen & Toubro, Ltd................................   4,214,051     79,664,841            0.4%
    Reliance Industries, Ltd............................  33,999,334    495,984,582            2.5%
*   Tata Motors, Ltd....................................  14,885,959     98,573,279            0.5%
    Vedanta, Ltd........................................  19,014,264     97,657,605            0.5%
    Other Securities....................................              1,504,036,963            7.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,581,187,259           13.2%
                                                                     --------------           -----

INDONESIA -- (2.8%)
    Bank Mandiri Persero Tbk PT......................... 168,163,062     87,344,213            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
INDONESIA -- (Continued)
    Other Securities....................................             $  469,499,241            2.3%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                556,843,454            2.8%
                                                                     --------------           -----

MALAYSIA -- (2.8%)
    Other Securities....................................                566,662,777            2.9%
                                                                     --------------           -----

MEXICO -- (3.8%)
*   Cemex S.A.B. de C.V. Sponsored ADR..................  14,473,498    117,380,072            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,186,961    104,155,828            0.5%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O.....  18,334,815    108,640,838            0.6%
    Grupo Mexico S.A.B. de C.V. Series B................  39,173,644    127,399,779            0.7%
    Other Securities....................................                304,466,151            1.5%
                                                                     --------------           -----
TOTAL MEXICO............................................                762,042,668            3.9%
                                                                     --------------           -----

PHILIPPINES -- (1.0%)
    Other Securities....................................                201,045,379            1.0%
                                                                     --------------           -----

POLAND -- (1.6%)
    Polski Koncern Naftowy Orlen SA.....................   2,350,371     83,131,467            0.4%
    Other Securities....................................                241,389,226            1.3%
                                                                     --------------           -----
TOTAL POLAND............................................                324,520,693            1.7%
                                                                     --------------           -----

RUSSIA -- (1.7%)
    Gazprom PJSC Sponsored ADR..........................  32,989,361    141,702,963            0.7%
    Lukoil PJSC Sponsored ADR...........................   1,526,223     81,070,481            0.4%
    Other Securities....................................                112,719,494            0.6%
                                                                     --------------           -----
TOTAL RUSSIA............................................                335,492,938            1.7%
                                                                     --------------           -----

SOUTH AFRICA -- (6.3%)
    MTN Group, Ltd......................................  16,070,670    139,543,349            0.7%
    Sasol, Ltd..........................................   4,145,981    121,136,352            0.6%
    Standard Bank Group, Ltd............................  16,807,621    195,176,437            1.0%
#   Steinhoff International Holdings NV.................  23,998,309    104,178,800            0.5%
    Other Securities....................................                712,292,549            3.7%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,272,327,487            6.5%
                                                                     --------------           -----

SOUTH KOREA -- (16.9%)
    Hana Financial Group, Inc...........................   3,054,677    130,736,577            0.7%
    Hyundai Mobis Co., Ltd..............................     626,470    149,072,036            0.8%
    Hyundai Motor Co....................................   1,779,390    255,994,819            1.3%
#   KB Financial Group, Inc. ADR........................   2,889,524    151,728,905            0.8%
    Kia Motors Corp.....................................   3,544,702    112,199,131            0.6%
#   LG Electronics, Inc.................................   1,692,217    137,757,291            0.7%
    POSCO...............................................     622,870    181,557,522            0.9%
    POSCO Sponsored ADR.................................   1,500,406    109,499,630            0.6%
    Shinhan Financial Group Co., Ltd....................   3,697,574    166,088,332            0.9%
    SK Innovation Co., Ltd..............................     879,496    161,335,394            0.8%
    Other Securities....................................              1,818,106,611            9.1%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,374,076,248           17.2%
                                                                     --------------           -----

TAIWAN -- (16.1%)
    CTBC Financial Holding Co., Ltd..................... 133,426,073     85,427,628            0.5%
    First Financial Holding Co., Ltd.................... 146,060,158     94,231,411            0.5%
#   Fubon Financial Holding Co., Ltd....................  88,710,471    141,378,692            0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          PERCENTAGE
                                              SHARES        VALUE++     OF NET ASSETS**
                                              ------        -------     ---------------
TAIWAN -- (Continued)
      Hon Hai Precision Industry Co., Ltd..  25,539,240 $    94,927,894            0.5%
      Mega Financial Holding Co., Ltd...... 123,127,796      96,790,402            0.5%
#     United Microelectronics Corp......... 209,748,681     108,252,366            0.6%
      Other Securities.....................               2,596,129,660           13.1%
                                                        ---------------          ------
TOTAL TAIWAN...............................               3,217,138,053           16.4%
                                                        ---------------          ------

THAILAND -- (2.7%)
      PTT PCL..............................  15,428,250     195,059,151            1.0%
      Other Securities.....................                 338,333,044            1.7%
                                                        ---------------          ------
TOTAL THAILAND.............................                 533,392,195            2.7%
                                                        ---------------          ------

TURKEY -- (1.3%)
      Other Securities.....................                 269,950,479            1.4%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              19,019,548,065           97.0%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
*     Petroleo Brasileiro SA Sponsored ADR.  17,627,348     180,680,317            0.9%
      Other Securities.....................                 199,670,542            1.0%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 380,350,859            1.9%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  15,823,558            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 396,174,417            2.0%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                      11,917            0.0%
                                                        ---------------          ------

CHILE -- (0.0%)
      Other Securities.....................                     135,065            0.0%
                                                        ---------------          ------

HONG KONG -- (0.0%)
      Other Securities.....................                      13,068            0.0%
                                                        ---------------          ------

INDIA -- (0.0%)
      Other Securities.....................                     250,493            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     364,648            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                     288,398            0.0%
                                                        ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                     562,570            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   1,626,159            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              19,417,348,641
                                                        ---------------

                                                            VALUE+
                                                            ------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund.......  51,154,322     591,906,661            3.0%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,266,162,347).................               $20,009,255,302          102.0%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


At October 31, 2017, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                        UNREALIZED
                                       NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                            CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                            --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)........    650     12/15/17  $ 35,810,203 $ 36,536,500   $  726,297
S&P 500 Emini Index(R)................    795     12/15/17    99,611,195  102,264,825    2,653,630
                                                            ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...............                      $135,421,398 $138,801,325   $3,379,927
                                                            ============ ============   ==========

Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,195,845,821              --   --    $ 1,195,845,821
 Chile..........................     80,372,052 $   236,624,444   --        316,996,496
 China..........................    258,179,357   3,071,581,801   --      3,329,761,158
 Colombia.......................     41,417,612              --   --         41,417,612
 Czech Republic.................             --      56,931,518   --         56,931,518
 Greece.........................             --       5,400,787   --          5,400,787
 Hong Kong......................             --       1,799,742   --          1,799,742
 Hungary........................             --      76,715,301   --         76,715,301
 India..........................    189,194,146   2,391,993,113   --      2,581,187,259
 Indonesia......................        576,682     556,266,772   --        556,843,454
 Malaysia.......................             --     566,662,777   --        566,662,777
 Mexico.........................    762,042,668              --   --        762,042,668
 Philippines....................             --     201,045,379   --        201,045,379
 Poland.........................             --     324,520,693   --        324,520,693
 Russia.........................     92,681,201     242,811,737   --        335,492,938
 South Africa...................    142,269,666   1,130,057,821   --      1,272,327,487
 South Korea....................    383,240,328   2,990,835,920   --      3,374,076,248
 Taiwan.........................     41,063,307   3,176,074,746   --      3,217,138,053
 Thailand.......................    533,366,579          25,616   --        533,392,195
 Turkey.........................             --     269,950,479   --        269,950,479
Preferred Stocks
 Brazil.........................    380,350,859              --   --        380,350,859
 Colombia.......................     15,823,558              --   --         15,823,558
Rights/Warrants
 Brazil.........................             --          11,917   --             11,917
 Chile..........................             --         135,065   --            135,065
 Hong Kong......................             --          13,068   --             13,068
 India..........................             --         250,493   --            250,493
 Malaysia.......................             --         364,648   --            364,648
 South Korea....................             --         288,398   --            288,398
 Taiwan.........................             --         562,570   --            562,570
Securities Lending Collateral...             --     591,906,661   --        591,906,661
Futures Contracts**.............      3,379,927              --   --          3,379,927
                                 -------------- ---------------   --    ---------------
TOTAL........................... $4,119,803,763 $15,892,831,466   --    $20,012,635,229
                                 ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,060,625 of securities on loan)*............................. $19,417,349
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $591,888).     591,907
Segregated Cash for Futures Contracts..........................................................       4,943
Foreign Currencies at Value....................................................................     171,305
Cash...........................................................................................      10,932
Receivables:
  Investment Securities Sold...................................................................      28,687
  Dividends, Interest and Tax Reclaims.........................................................       2,079
  Securities Lending Income....................................................................       2,406
  Futures Margin Variation.....................................................................         490
                                                                                                -----------
     Total Assets..............................................................................  20,230,098
                                                                                                -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................     591,870
  Investment Securities Purchased..............................................................      21,691
  Due to Advisor...............................................................................       1,655
Unrealized Loss on Foreign Currency Contracts..................................................           4
Accrued Expenses and Other Liabilities.........................................................       2,667
                                                                                                -----------
     Total Liabilities.........................................................................     617,887
                                                                                                -----------
NET ASSETS..................................................................................... $19,612,211
                                                                                                ===========
Investments at Cost............................................................................ $16,674,275
                                                                                                ===========
Foreign Currencies at Cost..................................................................... $   171,212
                                                                                                ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND#

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $64,385).......... $  479,417
    Income from Securities Lending................................     24,656
                                                                   ----------
       Total Investment Income....................................    504,073
                                                                   ----------
  EXPENSES
    Investment Management Fees....................................     18,034
    Accounting & Transfer Agent Fees..............................        859
    Custodian Fees................................................      8,568
    Directors'/Trustees' Fees & Expenses..........................        175
    Professional Fees.............................................        741
    Other.........................................................        659
                                                                   ----------
       Total Expenses.............................................     29,036
                                                                   ----------
    Fees Paid Indirectly (Note C).................................       (398)
                                                                   ----------
    Net Expenses..................................................     28,638
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    475,435
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................   (259,529)
      Affiliated Investment Companies Shares Sold.................          1
      Futures.....................................................     20,081
      Foreign Currency Transactions...............................      2,950
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................  3,780,573
      Affiliated Investment Companies Shares......................        (79)
      Futures.....................................................      3,775
      Translation of Foreign Currency Denominated Amounts.........        (53)
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  3,547,719
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $4,023,154
                                                                   ==========

----------
* Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
                                                                         ------------------------
                                                                             YEAR         YEAR
                                                                            ENDED        ENDED
                                                                           OCT. 31,     OCT. 31,
                                                                             2017         2016
                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   475,435  $   407,052
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (259,529)     (88,448)
    Affiliated Investment Companies Shares Sold.........................           1           --
    Futures.............................................................      20,081       11,480
    Foreign Currency Transactions.......................................       2,950        3,764
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   3,780,573    1,983,912
    Affiliated Investment Companies Shares..............................         (79)          --
    Futures.............................................................       3,775         (395)
    Translation of Foreign Currency Denominated Amounts.................         (53)          48
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   4,023,154    2,317,413
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     842,290    1,192,055
  Withdrawals...........................................................  (1,900,740)  (1,950,019)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............  (1,058,450)    (757,964)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................   2,964,704    1,559,449
NET ASSETS
  Beginning of Year.....................................................  16,647,507   15,088,058
                                                                         -----------  -----------
  End of Year........................................................... $19,612,211  $16,647,507
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $145, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                                       DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                                          -----------------------------------------------------
                                                                              YEAR         YEAR         YEAR          YEAR
                                                                             ENDED        ENDED        ENDED         ENDED
                                                                            OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,
                                                                              2017         2016         2015          2014
--------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................       24.89%       15.80%      (17.95)%       (1.09)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $19,612,211  $16,647,507  $15,088,058   $18,927,517
Ratio of Expenses to Average Net Assets..................................        0.16%        0.16%        0.15%         0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).        0.16%        0.16%        0.15%         0.15%
Ratio of Net Investment Income to Average Net Assets.....................        2.64%        2.72%        2.54%         2.76%
Portfolio Turnover Rate..................................................          14%          12%          14%           12%
--------------------------------------------------------------------------------------------------------------------------------

                                                                          ------------
                                                                              YEAR
                                                                             ENDED
                                                                            OCT. 31,
                                                                              2013
--------------------------------------------------------------------------------------
Total Return.............................................................        8.43%
--------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $19,427,286
Ratio of Expenses to Average Net Assets..................................        0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).        0.16%
Ratio of Net Investment Income to Average Net Assets.....................        2.32%
Portfolio Turnover Rate..................................................           6%
--------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $621 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the year ended October 31, 2017, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2017, expenses reduced were $398 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Fund's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,578,607 $3,151,688

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                     NET REALIZED                                      DIVIDEND   CAPITAL GAIN
                                                     GAIN/(LOSS)    CHANGE IN                         INCOME FROM DISTRIBUTIONS
                      BALANCE                        ON SALES OF   UNREALIZED   BALANCE               AFFILIATED      FROM
                         AT    PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/    AT    SHARES AS OF INVESTMENT   AFFILIATED
                      10/31/16  AT COST   FROM SALES  INVESTMENT  DEPRECIATION  10/31/17   10/31/17    COMPANIES   INVESTMENT
                      -------- ---------- ---------- ------------ ------------- -------- ------------ ----------- -------------
DIMENSIONAL EMERGING
 MARKETS VALUE FUND
DFA Short Term
 Investment Fund..... $592,349 $2,532,742 $2,533,106     $  1         $(79)     $591,907    51,154      $6,167         --
                      -------- ---------- ----------     ----         ----      --------    ------      ------         --
TOTAL                 $592,349 $2,532,742 $2,533,106     $  1         $(79)     $591,907    51,154      $6,167         --

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                        NET
                                                                                                     UNREALIZED
                                                              FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                              TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                             ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund..................... $17,401,584  $4,615,842  $(1,869,369)   $2,746,473

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   3. Forward Currency Contracts: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

   The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2017, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                                       FUTURES
                                                                       --------
Dimensional Emerging Markets Value Fund............................... $107,048

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                                                   ASSET DERIVATIVES VALUE
                                                                                 ---------------------------
                                                                                   TOTAL VALUE
                                                                                        AT          EQUITY
                                                                                 OCTOBER 31, 2017 CONTRACTS*
                                                                                 ---------------- ----------
Dimensional Emerging Markets Value Fund.........................................      $3,380        $3,380

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statement of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the year ended October 31, 2017:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                              REALIZED GAIN (LOSS) ON
                                                                 DERIVATIVES
                                                              -----------------------
                                                                                 EQUITY
                                                               TOTAL            CONTRACTS
                                                               -------          ---------
 Dimensional Emerging Markets Value Fund..................... $20,081            $20,081

                                                              CHANGE IN UNREALIZED
                                                              APPRECIATION (DEPRECIATION) ON
                                                                 DERIVATIVES
                                                              -----------------------
                                                                                 EQUITY
                                                               TOTAL            CONTRACTS
                                                               -------          ---------
 Dimensional Emerging Markets Value Fund..................... $ 3,775            $ 3,775

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                   WEIGHTED      WEIGHTED    NUMBER OF   INTEREST
                                                                                    AVERAGE      AVERAGE        DAYS     EXPENSE
                                                                                 INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED
                                                                                 ------------- ------------ ------------ --------
Dimensional Emerging Markets Value Fund.........................................     1.53%       $18,696         33        $26

                                                                                 MAXIMUM AMOUNT
                                                                                 BORROWED DURING
                                                                                   THE PERIOD
                                                                                 ---------------
Dimensional Emerging Markets Value Fund.........................................     $82,809

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not utilize the interfund lending program during the year ended October 31, 2017.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                                        PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                                                        --------- ------- --------------------
Dimensional Emerging Markets Value Fund.........................................  $2,885   $34,578        $9,733

I. SECURITIES LENDING:

   As of October 31, 2017, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $585,916 (amount in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2017
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
Common Stocks............................................... $591,906,661     --         --         --    $591,906,661

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.


                                   TERM OF                                                      PORTFOLIOS WITHIN
   NAME, ADDRESS                  OFFICE/1/ AND                                                   THE DFA FUND
       AND                        LENGTH OF                                                        COMPLEX/2/
   YEAR OF BIRTH      POSITION     SERVICE         PRINCIPAL OCCUPATION DURING PAST 5 YEARS         OVERSEEN
-------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------
George M.            Director of  DFAIDG-        Leo Melamed Professor of Finance,              126 portfolios in
Constantinides       DFAIDG       Since 1983     University of Chicago Booth School of          4 investment
University of        and DIG      DIG- Since     Business (since 1978).                         companies
Chicago Booth        Trustee      1993
School of Business   of           DFAITC-
5807 S. Woodlawn     DFAITC       Since 1992
Avenue               and          DEM- Since
Chicago, IL 60637    DEM          1993
1947
-------------------------------------------------------------------------------------------------------------------
Douglas W.           Director     DFAIDG-        Merton H. Miller Distinguished Service         126 portfolios in
Diamond              of           Since June     Professor of Finance, University of Chicago    4 investment
University of        DFAIDG       2017           Booth School of Business (since                companies
Chicago Booth        and DIG      DIG- Since     1988). Visiting Scholar, Federal Reserve
School of            Trustee      June 2017      Bank of Richmond (since 1990). Formerly,
Business             of           DFAITC-        Fischer Black Visiting Professor of Financial
5807 S. Woodlawn     DFAITC       Since June     Economics, Alfred P. Sloan School of
Avenue               and          2017           Management, Massachusetts Institute of
Chicago, IL 60637    DEM          DEM- Since     Technology (2015 to 2016).
1953                              June 2017
-------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson    Director     DFAIDG-        Professor in Practice Emeritus of Finance,     126 portfolios in
Yale School of       of           Since 1981     Yale School of Management (since 1984).        4 investment
Management           DFAIDG       DIG- Since     Chairman, CIO and Partner, Zebra Capital       companies
P.O. Box 208200      and DIG      1993           Management, LLC (hedge fund and asset
New Haven, CT        Trustee      DFAITC-        manager) (since 2001). Formerly, Consultant
06520-8200           of           Since 1992     to Morningstar, Inc. (2006-2016).
1943                 DFAITC       DEM- Since
                     and          1993
                     DEM
-------------------------------------------------------------------------------------------------------------------
Edward P. Lazear     Director     DFAIDG-        Distinguished Visiting Fellow, Becker          126 portfolios in
Stanford University  of           Since 2010     Friedman Institute for Research in             4 investment
Graduate School of   DFAIDG       DIG- Since     Economics, University of Chicago (since        companies
Business             and DIG      2010           2015). Morris Arnold Cox Senior Fellow,
Knight Management    Trustee      DFAITC-        Hoover Institution (since 2002). Jack Steele
Center, E346         of           Since 2010     Parker Professor of Human Resources
Stanford, CA         DFAITC       DEM- Since     Management and Economics, Graduate
94305                and          2010           School of Business, Stanford University
1948                 DEM                         (since 1995). Cornerstone Research (expert
                                                 testimony and economic and financial
                                                 analysis) (since 2009).
-------------------------------------------------------------------------------------------------------------------
Myron S. Scholes     Director     DFAIDG-        Chief Investment Strategist, Janus             126 portfolios in
c/o Dimensional      of           Since 1981     Henderson Investors (since 2014). Frank E.     4 investment
Fund Advisors LP     DFAIDG       DIG- Since     Buck Professor of Finance, Emeritus,           companies
6300 Bee Cave        and DIG      1993           Graduate School of Business, Stanford
Road, Building One   Trustee      DFAITC-        University (since 1981).
Austin, TX 78746     of           Since 1992
1941                 DFAITC       DEM- Since
                     and          1993
                     DEM


                                                      OTHER
                                                DIRECTORSHIPS OF
                                                PUBLIC COMPANIES
                                                   HELD DURING
  PRINCIPAL OCCUPATION DURING PAST 5 YEARS        PAST 5 YEARS
-------------------------------------------------------------------

---------------------
Leo Melamed Professor of Finance,              None
University of Chicago Booth School of
Business (since 1978).






-------------------------------------------------------------------
Merton H. Miller Distinguished Service         None
Professor of Finance, University of Chicago
Booth School of Business (since
1988). Visiting Scholar, Federal Reserve
Bank of Richmond (since 1990). Formerly,
Fischer Black Visiting Professor of Financial
Economics, Alfred P. Sloan School of
Management, Massachusetts Institute of
Technology (2015 to 2016).

-------------------------------------------------------------------
Professor in Practice Emeritus of Finance,     None
Yale School of Management (since 1984).
Chairman, CIO and Partner, Zebra Capital
Management, LLC (hedge fund and asset
manager) (since 2001). Formerly, Consultant
to Morningstar, Inc. (2006-2016).



-------------------------------------------------------------------
Distinguished Visiting Fellow, Becker          None
Friedman Institute for Research in
Economics, University of Chicago (since
2015). Morris Arnold Cox Senior Fellow,
Hoover Institution (since 2002). Jack Steele
Parker Professor of Human Resources
Management and Economics, Graduate
School of Business, Stanford University
(since 1995). Cornerstone Research (expert
testimony and economic and financial
analysis) (since 2009).
-------------------------------------------------------------------
Chief Investment Strategist, Janus             Formerly, Adviser,
Henderson Investors (since 2014). Frank E.     Kuapay, Inc.
Buck Professor of Finance, Emeritus,           (2013-2014).
Graduate School of Business, Stanford          Formerly, Director,
University (since 1981).                       American Century
 Fund Complex
 (registered
                     investment
                                   companies) (43
                                               Portfolios) (1980-
                                               2014).


                              TERM OF                                                    PORTFOLIOS WITHIN
  NAME, ADDRESS              OFFICE/1/ AND                                                 THE DFA FUND
      AND                    LENGTH OF                                                      COMPLEX/2/
  YEAR OF BIRTH    POSITION   SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS        OVERSEEN
------------------------------------------------------------------------------------------------------------
Abbie J. Smith     Director  DFAIDG-        Boris and Irene Stern Distinguished Service  126 portfolios in
University of      of        Since 2000     Professor of Accounting, University of       4 investment
Chicago Booth      DFAIDG    DIG- Since     Chicago Booth School of Business (since      companies
School of          and DIG   2000           1980).
Business           Trustee   DFAITC-
5807 S. Woodlawn   of        Since 2000
Avenue             DFAITC    DEM- Since
Chicago, IL 60637  and       2000
1953               DEM













                                                     OTHER
                                               DIRECTORSHIPS OF
                                               PUBLIC COMPANIES
                                                  HELD DURING
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS        PAST 5 YEARS
-------------------------------------------------------------------
Boris and Irene Stern Distinguished Service  Lead Director,
Professor of Accounting, University of       (beginning May
Chicago Booth School of Business (since      2014) and Director
1980).                                       (since 2000), HNI
    Corporation
    (formerly known as
    HON Industries
    Inc.) (office
                  furniture); Director,
                                             Ryder System Inc.
                                             (transportation,
                                             logistics and
                                             supply-chain
                                             management)
                                             (since 2003); and
                                             Trustee, UBS
                                             Funds (3
                                             investment
                                             companies within
                                             the fund complex)
                                             (24 portfolios)
                                             (since 2009).


                                  TERM OF                                                    PORTFOLIOS WITHIN
  NAME, ADDRESS                  OFFICE/1/ AND                                                 THE DFA FUND
       AND                       LENGTH OF             PRINCIPAL OCCUPATION DURING              COMPLEX/2/
  YEAR OF BIRTH      POSITION     SERVICE                      PAST 5 YEARS                      OVERSEEN
-----------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
----------------------------------------------------------------------------------------------------------------
David G. Booth      Chairman     DFAIDG-        Chairman, Director/Trustee, and formerly,   126 portfolios in 4
6300 Bee Cave       Director of  Since 1981     President and Co-Chief Executive Officer    investment
Road, Building One  DFAIDG       DIG- Since     (each until March 2017) of Dimensional      companies
Austin, TX 78746    and DIG      1992           Emerging Markets Value Fund ("DEM"),
1946                Trustee of   DFAITC-        DFAIDG, Dimensional Investment Group
                    DFAITC       Since 1992     Inc. ("DIG") and The DFA Investment Trust
                    and DEM      DEM- Since     Company ("DFAITC"). Executive
                                 1993           Chairman, and formerly, President and
                                                Co-Chief Executive Officer (each until
                                                February 2017) of Dimensional Holdings
                                                Inc., Dimensional Fund Advisors LP and
                                                DFA Securities LLC (collectively with DEM,
                                                DFAIDG, DIG and DFAITC, the "DFA
                                                Entities"). Chairman and Director (since
                                                2009) and formerly Co-Chief Executive
                                                Officer (2010- June 2017) of Dimensional
                                                Fund Advisors Canada ULC. Trustee,
                                                University of Chicago (since 2002).
                                                Trustee, University of Kansas Endowment
                                                Association (since 2005). Formerly,
                                                Director of Dimensional Fund Advisors Ltd.
                                                (2002-July 2017), DFA Australia Limited
                                                (1994-July 2017), Dimensional Advisors
                                                Ltd. (2012-July 2017), Dimensional Funds
                                                plc (2006-July 2017) and Dimensional
                                                Funds II plc (2006-July 2017). Formerly,
                                                Director and President of Dimensional
                                                Japan Ltd. (2012-April 2017). Formerly,
                                                President, Dimensional SmartNest (US)
                                                LLC (2009-2014); and Limited Partner,
                                                VSC Investors, LLC (2007 to 2015).
                                                Formerly, Chairman, Director, President
                                                and Co-Chief Executive Officer of
                                                Dimensional Cayman Commodity Fund I
                                                Ltd. (2010-September 2017).

                                                 OTHER
                                            DIRECTORSHIPS OF
                                            PUBLIC COMPANIES
       PRINCIPAL OCCUPATION DURING            HELD DURING
               PAST 5 YEARS                  PAST 5 YEARS
-------------------------------------------------------------

------------------
Chairman, Director/Trustee, and formerly,        None
President and Co-Chief Executive Officer
(each until March 2017) of Dimensional
Emerging Markets Value Fund ("DEM"),
DFAIDG, Dimensional Investment Group
Inc. ("DIG") and The DFA Investment Trust
Company ("DFAITC"). Executive
Chairman, and formerly, President and
Co-Chief Executive Officer (each until
February 2017) of Dimensional Holdings
Inc., Dimensional Fund Advisors LP and
DFA Securities LLC (collectively with DEM,
DFAIDG, DIG and DFAITC, the "DFA
Entities"). Chairman and Director (since
2009) and formerly Co-Chief Executive
Officer (2010- June 2017) of Dimensional
Fund Advisors Canada ULC. Trustee,
University of Chicago (since 2002).
Trustee, University of Kansas Endowment
Association (since 2005). Formerly,
Director of Dimensional Fund Advisors Ltd.
(2002-July 2017), DFA Australia Limited
(1994-July 2017), Dimensional Advisors
Ltd. (2012-July 2017), Dimensional Funds
plc (2006-July 2017) and Dimensional
Funds II plc (2006-July 2017). Formerly,
Director and President of Dimensional
Japan Ltd. (2012-April 2017). Formerly,
President, Dimensional SmartNest (US)
LLC (2009-2014); and Limited Partner,
VSC Investors, LLC (2007 to 2015).
Formerly, Chairman, Director, President
and Co-Chief Executive Officer of
Dimensional Cayman Commodity Fund I
Ltd. (2010-September 2017).

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                              TERM OF
                                             OFFICE/1/
NAME AND YEAR OF                            AND LENGTH OF
     BIRTH                POSITION            SERVICE                    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown  Vice President and         Since 2001    Vice President and Assistant Secretary of all the DFA Entities, DFA
1967              Assistant Secretary                      Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
                                                           Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd.
                                                           and Dimensional Hong Kong Limited. Director, Vice President and
                                                           Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------------
David P. Butler   Co-Chief Executive         Since 2017    Co-Chief Executive Officer of all the DFA entities (since 2017);
1964              Officer                                  Director of Dimensional Holdings Inc. (since February 2017),
                                                           Dimensional Fund Advisors Canada ULC (since March 2017),
                                                           Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd.
                                                           (since July 2017), DFA Australia Limited (since July 2017) and
                                                           Dimensional Fund Advisors Ltd. (since August 2017); Director and
                                                           Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I
                                                           Ltd. (since September 13, 2017). Formerly, Vice President (October
                                                           2007 to February 2017), of all the DFA Entities. Head of Global
                                                           Financial Advisor Services (since October 2007) for Dimensional Fund
                                                           Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark  Executive Vice President   Since 2017    Executive Vice President (since March 2017) and formerly, Vice
1972                                                       President (2004 to March 2017), of all the DFA Entities. Director and
                                                           Vice President (since February 2016) of Dimensional Japan Ltd.
                                                           President and Director (since February 2016) of Dimensional Fund
                                                           Advisors Canada ULC. Vice President (since April 2008) and Director
                                                           (since October 2016) of DFA Australia Limited. Director (since April
                                                           2016) of Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                           Ltd., and Dimensional Hong Kong Limited. Vice President (since June
                                                           2016) of Dimensional Fund Advisors Pte. Ltd. Head of Global
                                                           Institutional Services (since January 2014) for Dimensional Fund
                                                           Advisors LP. Formerly, Vice President (December 2010-February
                                                           2016) of Dimensional Fund Advisors Canada ULC; and Head of
                                                           Institutional, North America (March 2012 to December 2013) for
                                                           Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
Christopher S.    Vice President and         Since 2004    Vice President and Global Chief Compliance Officer of all the DFA
Crossan           Global Chief Compliance                  Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
1965              Officer                                  Chief Compliance Officer and Chief Privacy Officer of Dimensional
                                                           Fund Advisors Canada ULC (since October 2006 and March 2015, respectively), Chief Compliance Officer of Dimensional Fund Advisors
                                                           Pte. Ltd. (since October 2012) and Dimensional Japan Ltd. (since
                                                           February 2017). Formerly, Vice President and Global Chief
                                                           Compliance Officer (October 2010- 2014) for Dimensional SmartNest
                                                           (US) LLC.
---------------------------------------------------------------------------------------------------------------------------------
(Michael) Sam     Executive Vice President   Since 2017    Executive Vice President and Chief Operating Officer of the DFA Fund
Gilliland                                                  Complex (since March 2017). Executive Vice President (since
1962                                                       February 2017), Senior Advisor and Chief Operating Officer (since
                                                           February 2016) of Dimensional Funds Advisors LP, Dimensional
                                                           Holdings Inc. and Dimensional Investment LLC. Executive Vice
                                                           President (since February 2017) of DFA Securities LLC. Director of
                                                           Dimensional Advisors Ltd. (since February 2017), Dimensional Hong
                                                           Kong Limited (since February 2017) and DFA Australia Limited (since
                                                           October 2016). Formerly, Consultant for MSG Consulting (August
                                                           2013-February 2017), and Chairman and Chief Executive Officer of
                                                           Sabre Holdings (December 2003-August 2013).

                                              TERM OF
                                             OFFICE/1/
NAME AND YEAR OF                            AND LENGTH OF
      BIRTH               POSITION            SERVICE                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle  Vice President, Chief   Since 2015       Vice President, Chief Financial Officer, and Treasurer of all
1958               Financial Officer, and                   the DFA Entities. Chief Financial Officer, Treasurer and Vice
                   Treasurer                                President of Dimensional Advisors Ltd., Dimensional Fund
                                                            Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC,
                                                            Dimensional Fund Advisors Pte. Ltd and DFA Australia Limited.
                                                            Director (since August 2016) for Dimensional Funds plc and
                                                            Dimensional Funds II plc. Formerly, interim Chief Financial
                                                            Officer and interim Treasurer of all the DFA Entities (April
                                                            2016-September 2016); interim Chief Financial Officer and
                                                            interim Treasurer (April 2016-July 2016) of Dimensional Fund
                                                            Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia
                                                            Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                            Pte. Ltd, Dimensional Hong Kong Limited, Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC;
                                                            Controller (August 2015-September 2016) of all the DFA Entities;
                                                            Controller (August 2015-July 2016) Dimensional Fund Advisors LP;
                                                            Vice President of T. Rowe Price Group, Inc. and Director of
                                                            Investment Treasury and Treasurer of the T. Rowe Price Funds
                                                            (March 2008-July 2015).
-----------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon       Vice President and      Vice President   Vice President and Assistant Secretary (since 2004 and March
1973               Assistant Secretary     since 2004 and   2017, respectively) of all the DFA Entities and Dimensional
                                           Assistant        Cayman Commodity Fund I Ltd.
                                           Secretary since
                                           2017
-----------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President          Since 2010       Vice President of all the DFA Entities and Dimensional Cayman
1972                                                        Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Catherine L.       President and General   Since 2017       President and General Counsel (since March 2017), and formerly,
Newell             Counsel                                  Vice President and Secretary (1997 and 2000, respectively, to
1964                                                        March 2017), of all the DFA Entities. Director, Vice President
                                                            and Secretary of DFA Australia Limited and Dimensional Fund
                                                            Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                            Advisors Canada ULC (since June 2003), Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Japan Ltd (since February
                                                            2012), Dimensional Advisors Ltd. (since March 2012) and
                                                            Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since
                                                            2002 and 2006, respectively). Director of Dimensional Japan
                                                            Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                            Ltd. and Dimensional Hong Kong Limited (since August 2012 and
                                                            July 2012). Formerly, Vice President and Secretary (October
                                                            2010-November 2014) of Dimensional SmartNest (US) LLC.
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz  Vice President and      Since 2013       Vice President and Deputy Chief Compliance Officer of all the
1961               Deputy Chief                             DFA Entities. Deputy Chief Compliance Officer (since December
                   Compliance Officer                       2012) of Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O       Vice President and      Vice President   Vice President and Secretary (since 2010 and March 2017,
1974               Secretary               since 2010 and   respectively) of all the DFA Entities, Dimensional Cayman
                                           Secretary since  Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC
                                           2017             (since April 2016).

                                          TERM OF
                                         OFFICE/1/
 NAME AND YEAR OF                       AND LENGTH OF
      BIRTH              POSITION         SERVICE                    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Co-Chief Executive   Since 2017    Co-Chief Executive Officer and Chief Investment Officer of DFAIDG,
1976                Officer and Chief                  DFAITC, DIG and DEM (since September, 2017) and Dimensional
                    Investment Officer                 Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC
                                                       and Dimensional Fund Advisors Canada ULC (since September,
                                                       2017); Chief Investment Officer and Director of DFA Australia Limited
                                                       (since September, 2017 and October 2017, respectively); Director,
                                                       Co-Chief Executive Officer and Chief Investment Officer of
                                                       Dimensional Cayman Commodity Fund I Ltd. (since September,
                                                       2017); Director of Dimensional Funds plc and Dimensional Fund II plc
                                                       (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since
                                                       June 2017); Co-Chief Investment Officer and Vice President (since
                                                       February 2016) of Dimensional Japan Ltd. Formerly, Executive Vice
                                                       President (March 2017-September, 2017), Co-Chief Investment
                                                       Officer (June 2014-September, 2017) and Vice President (January
                                                       2007-March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive
                                                       Vice President (February 2017-September, 2017), Co-Chief
                                                       Investment Officer (June 2014-September, 2017) and Vice President
                                                       (January 2007-February 2017) of Dimensional Holdings Inc.,
                                                       Dimensional Fund Advisors LP and DFA Securities LLC; Vice
                                                       President and Co-Chief Investment Officer (April 2014-September,
                                                       2017) of Dimensional Fund Advisors Canada ULC; Co-Chief
                                                       Investment Officer of DFA Australia Limited (April 2014-September,
                                                       2017); Co-Chief Investment Officer of DFA Securities LLC,
                                                       Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April
                                                       2014-September, 2017).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2016 to October 31, 2017, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                QUALIFYING
                                                                                                                    FOR
                                       NET                                                                       CORPORATE
                                   INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS
DFA INVESTMENT                       INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED
DIMENSIONS GROUP INC.             DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1)
--------------------------------- ------------- ------------- ------------- --------- ---------- ------------- -------------
Enhanced U.S. Large Company
 Portfolio.......................       20%          32%           48%         --         --          100%          100%
U.S. Large Cap Equity Portfolio..      100%          --            --          --         --          100%          100%
U.S. Large Cap Value Portfolio...       46%          --            54%         --         --          100%          100%
U.S. Targeted Value Portfolio....       25%           4%           71%         --         --          100%          100%
U.S. Small Cap Value Portfolio...       17%           1%           82%         --         --          100%          100%
U.S. Core Equity 1 Portfolio.....       81%          --            19%         --         --          100%          100%
U.S. Core Equity 2 Portfolio.....       72%          --            28%         --         --          100%          100%
U.S. Vector Equity Portfolio.....       35%          --            65%         --         --          100%          100%
U.S. Small Cap Portfolio.........       29%           3%           68%         --         --          100%          100%
U.S. Micro Cap Portfolio.........       15%          --            85%         --         --          100%          100%
U.S. High Relative Profitability
 Portfolio.......................      100%          --            --          --         --          100%          100%
DFA Real Estate Securities
 Portfolio.......................       77%          --            23%         --         --          100%          100%
Large Cap International
 Portfolio.......................      100%          --            --          --         --          100%          100%
International Core Equity
 Portfolio.......................      100%          --            --          --         --          100%          100%
International Small Company
 Portfolio.......................       43%           4%           53%         --         --          100%          100%
Global Small Company
 Portfolio.......................       --           --            --          --         --           --           100%
Japanese Small Company
 Portfolio.......................      100%          --            --          --         --          100%          100%
Asia Pacific Small Company
 Portfolio.......................      100%          --            --          --         --          100%          100%
United Kingdom Small Company
 Portfolio.......................       44%          --            56%         --         --          100%          100%
Continental Small Company
 Portfolio.......................       99%          --             1%         --         --          100%          100%

                                                                                           QUALIFYING
                                                                                             SHORT-
                                  QUALIFYING     U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DFA INVESTMENT                     DIVIDEND   GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONS GROUP INC.             INCOME (2) INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
--------------------------------- ---------- ------------ ---------- ---------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio.......................    100%          7%         --         --        100%       100%
U.S. Large Cap Equity Portfolio..    100%         --          --         --        100%       100%
U.S. Large Cap Value Portfolio...    100%         --          --          7%       100%       100%
U.S. Targeted Value Portfolio....    100%         --          --         --        100%       100%
U.S. Small Cap Value Portfolio...    100%         --          --         --        100%       100%
U.S. Core Equity 1 Portfolio.....    100%         --          --         --        100%       100%
U.S. Core Equity 2 Portfolio.....    100%         --          --         --        100%       100%
U.S. Vector Equity Portfolio.....    100%         --          --         --        100%       100%
U.S. Small Cap Portfolio.........    100%         --          --         --        100%       100%
U.S. Micro Cap Portfolio.........    100%         --          --         --        100%       100%
U.S. High Relative Profitability
 Portfolio.......................    100%         --          --         --        100%       100%
DFA Real Estate Securities
 Portfolio.......................    100%         --          --         --        100%       100%
Large Cap International
 Portfolio.......................    100%         --          --         --        100%       100%
International Core Equity
 Portfolio.......................    100%         --           5%       100%       100%       100%
International Small Company
 Portfolio.......................    100%         --           5%        93%       100%       100%
Global Small Company
 Portfolio.......................    100%         --           2%       100%       100%       100%
Japanese Small Company
 Portfolio.......................    100%         --           6%        70%       100%       100%
Asia Pacific Small Company
 Portfolio.......................    100%         --           1%        84%       100%       100%
United Kingdom Small Company
 Portfolio.......................    100%         --          --         99%       100%       100%
Continental Small Company
 Portfolio.......................    100%         --          10%       100%       100%       100%

                See accompanying Notes to Financial Statements.

                                                                                                                QUALIFYING
                                                                                                                    FOR
                                       NET                                                                       CORPORATE
                                   INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS
DFA INVESTMENT                       INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED
DIMENSIONS GROUP INC.             DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1)
--------------------------------- ------------- ------------- ------------- --------- ---------- ------------- -------------
DFA International Real Estate
 Securities Portfolio............      100%          --            --          --         --          100%          100%
DFA Global Real Estate
 Securities Portfolio............       91%           1%            8%         --         --          100%          100%
DFA International Small Cap
 Value Portfolio.................       33%           1%           66%         --         --          100%          100%
International Vector Equity
 Portfolio.......................       92%          --             8%         --         --          100%          100%
International High Relative
 Profitability Portfolio.........      100%          --            --          --         --          100%          100%
World ex U.S. Value Portfolio....      100%          --            --          --         --          100%          100%
World ex U.S. Targeted Value
 Portfolio.......................       97%          --             3%         --         --          100%          100%
World ex U.S. Core Equity
 Portfolio.......................      100%          --            --          --         --          100%          100%
World Core Equity Portfolio......       86%           2%           12%         --         --          100%          100%
Selectively Hedged Global Equity
 Portfolio.......................       70%           4%           26%         --         --          100%          100%
Emerging Markets Portfolio.......      100%          --            --          --         --          100%          100%
Emerging Markets Small Cap
 Portfolio.......................       53%           4%           43%         --         --          100%          100%
Emerging Markets Value
 Portfolio.......................      100%          --            --          --         --          100%          100%
Emerging Markets Core Equity
 Portfolio.......................      100%          --            --          --         --          100%          100%
DFA Commodity Strategy
 Portfolio.......................       97%           3%           --          --         --          100%          100%
DFA International Value
 Portfolio.......................      100%          --            --          --         --          100%          100%
U.S. Large Company Portfolio.....       80%          --            20%         --         --          100%          100%

                                                                                           QUALIFYING
                                                                                             SHORT-
                                  QUALIFYING     U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DFA INVESTMENT                     DIVIDEND   GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONS GROUP INC.             INCOME (2) INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
--------------------------------- ---------- ------------ ---------- ---------- ---------- ----------
DFA International Real Estate
 Securities Portfolio............    100%         --           4%        99%       100%       100%
DFA Global Real Estate
 Securities Portfolio............    100%         --           2%        57%       100%       100%
DFA International Small Cap
 Value Portfolio.................    100%         --          --         --        100%       100%
International Vector Equity
 Portfolio.......................    100%         --           5%        98%       100%       100%
International High Relative
 Profitability Portfolio.........    100%         --          --         --        100%       100%
World ex U.S. Value Portfolio....    100%         --           5%       100%       100%       100%
World ex U.S. Targeted Value
 Portfolio.......................    100%         --           8%       100%       100%       100%
World ex U.S. Core Equity
 Portfolio.......................    100%         --           7%       100%       100%       100%
World Core Equity Portfolio......    100%         --           3%        59%       100%       100%
Selectively Hedged Global Equity
 Portfolio.......................    100%         --           4%        73%       100%       100%
Emerging Markets Portfolio.......    100%         --           7%       100%       100%       100%
Emerging Markets Small Cap
 Portfolio.......................    100%         --           3%        86%       100%       100%
Emerging Markets Value
 Portfolio.......................    100%         --           6%       100%       100%       100%
Emerging Markets Core Equity
 Portfolio.......................    100%         --           5%        11%       100%       100%
DFA Commodity Strategy
 Portfolio.......................    100%         15%         --         --        100%       100%
DFA International Value
 Portfolio.......................    100%         --           4%       100%       100%       100%
U.S. Large Company Portfolio.....    100%         --          --         --        100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

                See accompanying Notes to Financial Statements.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

                                                               DFA103117-001A
 [LOGO]                                                              00202776

[LOGO]

Annual Report

YEAR ENDED: OCTOBER 31, 2017

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

U.S. LARGE CAP VALUE PORTFOLIO II

DFA INTERNATIONAL VALUE PORTFOLIO II

[LOGO]

December 2017

Dear Fellow Shareholder,

On behalf of everyone at Dimensional, we thank you for trusting us with your investments. We recognize that the assets we manage for you play an important role in your future. And we are committed to enhancing shareholder value every day through the quality of our implementation.

Dimensional believes that an approach based on sensible and thoroughly vetted investment ideas leads to a consistent set of funds that can help you achieve your investment goals. Over the past 36 years, we have built upon a foundation of sensible investment ideas, which evolved through research and refinement. The goal has always been to find additional ways to enhance our funds while remaining consistent in our approach.

We believe these efforts have indeed helped people meet a wide range of goals and be long-term investors. We appreciate the opportunity to continue serving our shareholders.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts......................................................   2
   Management's Discussion and Analysis....................................   3
   Disclosure of Fund Expenses.............................................   6
   Disclosure of Portfolio Holdings........................................   8
   Schedules of Investments
       U.S. Large Cap Value Portfolio II...................................   9
       DFA International Value Portfolio II................................   9
   Statements of Assets and Liabilities....................................  10
   Statements of Operations................................................  11
   Statements of Changes in Net Assets.....................................  12
   Financial Highlights....................................................  13
   Notes to Financial Statements...........................................  14
   Report of Independent Registered Public Accounting Firm.................  21
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts......................................................  22
   Management's Discussion and Analysis....................................  23
   Disclosure of Fund Expenses.............................................  26
   Disclosure of Portfolio Holdings........................................  28
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series.....................................  29
       The DFA International Value Series..................................  32
   Statements of Assets and Liabilities....................................  36
   Statements of Operations................................................  37
   Statements of Changes in Net Assets.....................................  38
   Financial Highlights....................................................  39
   Notes to Financial Statements...........................................  40
   Report of Independent Registered Public Accounting Firm.................  49
FUND MANAGEMENT............................................................  50
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................  57
NOTICE TO SHAREHOLDERS.....................................................  58

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO II VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

            U.S. Large Cap Value Portfolio II      Russell 1000/R/ Value Index
            ---------------------------------      ----------------------------
10/31/2007               $10,000                              $10,000
11/30/2007                $9,443                               $9,511
12/31/2007                $9,408                               $9,419
1/31/2008                 $9,048                               $9,042
2/29/2008                 $8,772                               $8,663
3/31/2008                 $8,687                               $8,598
4/30/2008                 $9,237                               $9,017
5/31/2008                 $9,457                               $9,003
6/30/2008                 $8,419                               $8,141
7/31/2008                 $8,326                               $8,112
8/31/2008                 $8,490                               $8,250
9/30/2008                 $7,728                               $7,644
10/31/2008                $5,987                               $6,320
11/30/2008                $5,401                               $5,867
12/31/2008                $5,574                               $5,949
1/31/2009                 $4,910                               $5,265
2/28/2009                 $4,220                               $4,561
3/31/2009                 $4,638                               $4,951
4/30/2009                 $5,392                               $5,482
5/31/2009                 $5,808                               $5,821
6/30/2009                 $5,734                               $5,778
7/31/2009                 $6,276                               $6,251
8/31/2009                 $6,702                               $6,578
9/30/2009                 $6,995                               $6,832
10/31/2009                $6,693                               $6,623
11/30/2009                $7,067                               $6,996
12/31/2009                $7,267                               $7,120
1/31/2010                 $7,097                               $6,920
2/28/2010                 $7,401                               $7,138
3/31/2010                 $7,976                               $7,603
4/30/2010                 $8,228                               $7,800
5/31/2010                 $7,528                               $7,158
6/30/2010                 $6,953                               $6,755
7/31/2010                 $7,503                               $7,213
8/31/2010                 $7,044                               $6,904
9/30/2010                 $7,741                               $7,440
10/31/2010                $8,022                               $7,663
11/30/2010                $7,959                               $7,622
12/31/2010                $8,736                               $8,224
1/31/2011                 $9,019                               $8,410
2/28/2011                 $9,502                               $8,720
3/31/2011                 $9,548                               $8,755
4/30/2011                 $9,786                               $8,988
5/31/2011                 $9,649                               $8,893
6/30/2011                 $9,484                               $8,711
7/31/2011                 $9,043                               $8,422
8/31/2011                 $8,280                               $7,896
9/30/2011                 $7,445                               $7,299
10/31/2011                $8,479                               $8,135
11/30/2011                $8,405                               $8,093
12/31/2011                $8,470                               $8,256
1/31/2012                 $8,889                               $8,568
2/29/2012                 $9,401                               $8,910
3/31/2012                 $9,581                               $9,174
4/30/2012                 $9,385                               $9,081
5/31/2012                 $8,713                               $8,548
6/30/2012                 $9,182                               $8,972
7/31/2012                 $9,276                               $9,065
8/31/2012                 $9,642                               $9,262
9/30/2012                 $9,999                               $9,556
10/31/2012               $10,017                               $9,509
11/30/2012               $10,046                               $9,505
12/31/2012               $10,352                               $9,702
1/31/2013                $11,065                              $10,332
2/28/2013                $11,207                              $10,480
3/31/2013                $11,749                              $10,896
4/30/2013                $11,873                              $11,060
5/31/2013                $12,360                              $11,344
6/30/2013                $12,221                              $11,244
7/31/2013                $12,949                              $11,851
8/31/2013                $12,566                              $11,402
9/30/2013                $12,939                              $11,687
10/31/2013               $13,593                              $12,199
11/30/2013               $14,161                              $12,540
12/31/2013               $14,537                              $12,857
1/31/2014                $13,966                              $12,401
2/28/2014                $14,440                              $12,937
3/31/2014                $14,773                              $13,246
4/30/2014                $14,870                              $13,372
5/31/2014                $15,200                              $13,567
6/30/2014                $15,608                              $13,922
7/31/2014                $15,501                              $13,685
8/31/2014                $15,988                              $14,187
9/30/2014                $15,596                              $13,895
10/31/2014               $15,713                              $14,207
11/30/2014               $15,899                              $14,498
12/31/2014               $16,024                              $14,587
1/31/2015                $15,225                              $14,004
2/28/2015                $16,300                              $14,681
3/31/2015                $15,992                              $14,482
4/30/2015                $16,319                              $14,617
5/31/2015                $16,497                              $14,793
6/30/2015                $16,234                              $14,497
7/31/2015                $16,184                              $14,561
8/31/2015                $15,209                              $13,694
9/30/2015                $14,720                              $13,280
10/31/2015               $15,922                              $14,282
11/30/2015               $15,982                              $14,337
12/31/2015               $15,477                              $14,029
1/31/2016                $14,428                              $13,304
2/29/2016                $14,448                              $13,300
3/31/2016                $15,504                              $14,258
4/30/2016                $15,921                              $14,558
5/31/2016                $16,134                              $14,784
6/30/2016                $16,123                              $14,912
7/31/2016                $16,675                              $15,345
8/31/2016                $16,869                              $15,463
9/30/2016                $16,954                              $15,431
10/31/2016               $16,667                              $15,192
11/30/2016               $17,970                              $16,060
12/31/2016               $18,425                              $16,461
1/31/2017                $18,691                              $16,578
2/28/2017                $19,254                              $17,174
3/31/2017                $19,078                              $16,999
4/30/2017                $19,206                              $16,967
5/31/2017                $19,185                              $16,951
6/30/2017                $19,507                              $17,228
7/31/2017                $19,840                              $17,457              Past performance is not predictive of
8/31/2017                $19,658                              $17,253              future performance.
9/30/2017                $20,421                              $17,764              The returns shown do not reflect the
10/31/2017               $20,712                              $17,893              deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.27%        15.64%        7.55%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO II VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                      [CHART]

                   DFA International              MSCI World ex USA Index
                  Value Portfolio II                  (net dividends)
                 --------------------            -------------------------
10/31/2007             $10,000                            $10,000
11/30/2007             $9,394                             $9,609
12/31/2007             $9,191                             $9,428
1/31/2008              $8,445                             $8,578
2/29/2008              $8,339                             $8,734
3/31/2008              $8,436                             $8,609
4/30/2008              $8,812                             $9,088
5/31/2008              $8,816                             $9,225
6/30/2008              $7,946                             $8,508
7/31/2008              $7,720                             $8,205
8/31/2008              $7,398                             $7,888
9/30/2008              $6,531                             $6,749
10/31/2008             $4,892                             $5,345
11/30/2008             $4,592                             $5,055
12/31/2008             $4,944                             $5,322
1/31/2009              $4,253                             $4,825
2/28/2009              $3,729                             $4,337
3/31/2009              $4,137                             $4,623
4/30/2009              $4,903                             $5,219
5/31/2009              $5,628                             $5,879
6/30/2009              $5,546                             $5,818
7/31/2009              $6,207                             $6,364
8/31/2009              $6,559                             $6,669
9/30/2009              $6,899                             $6,944
10/31/2009             $6,621                             $6,833
11/30/2009             $6,813                             $7,002
12/31/2009             $6,899                             $7,113
1/31/2010              $6,497                             $6,780
2/28/2010              $6,518                             $6,773
3/31/2010              $7,037                             $7,209
4/30/2010              $6,917                             $7,102
5/31/2010              $6,101                             $6,318
6/30/2010              $5,991                             $6,227
7/31/2010              $6,742                             $6,802
8/31/2010              $6,411                             $6,599
9/30/2010              $7,106                             $7,232
10/31/2010             $7,351                             $7,489
11/30/2010             $6,984                             $7,172
12/31/2010             $7,632                             $7,750
1/31/2011              $7,963                             $7,917
2/28/2011              $8,224                             $8,210
3/31/2011              $8,000                             $8,046
4/30/2011              $8,427                             $8,484
5/31/2011              $8,118                             $8,232
6/30/2011              $8,007                             $8,115
7/31/2011              $7,754                             $7,981
8/31/2011              $6,920                             $7,307
9/30/2011              $6,169                             $6,573
10/31/2011             $6,753                             $7,212
11/30/2011             $6,534                             $6,879
12/31/2011             $6,352                             $6,804
1/31/2012              $6,782                             $7,171
2/29/2012              $7,133                             $7,565
3/31/2012              $7,082                             $7,509
4/30/2012              $6,835                             $7,382
5/31/2012              $5,987                             $6,540
6/30/2012              $6,404                             $6,969
7/31/2012              $6,377                             $7,056
8/31/2012              $6,643                             $7,257
9/30/2012              $6,880                             $7,477
10/31/2012             $6,974                             $7,530
11/30/2012             $7,081                             $7,688
12/31/2012             $7,419                             $7,920
1/31/2013              $7,768                             $8,310
2/28/2013              $7,535                             $8,227
3/31/2013              $7,562                             $8,292
4/30/2013              $7,941                             $8,670
5/31/2013              $7,839                             $8,476
6/30/2013              $7,565                             $8,158
7/31/2013              $8,085                             $8,592
8/31/2013              $8,025                             $8,482
9/30/2013              $8,629                             $9,081
10/31/2013             $8,928                             $9,386
11/30/2013             $8,957                             $9,443
12/31/2013             $9,151                             $9,586
1/31/2014              $8,821                             $9,199
2/28/2014              $9,324                             $9,701
3/31/2014              $9,253                             $9,657
4/30/2014              $9,412                             $9,809
5/31/2014              $9,524                             $9,961
6/30/2014              $9,635                             $10,103
7/31/2014              $9,423                             $9,923
8/31/2014              $9,423                             $9,931
9/30/2014              $9,013                             $9,523
10/31/2014             $8,850                             $9,371
11/30/2014             $8,866                             $9,487
12/31/2014             $8,532                             $9,171
1/31/2015              $8,481                             $9,139
2/28/2015              $9,087                             $9,685
3/31/2015              $8,885                             $9,523
4/30/2015              $9,373                             $9,935
5/31/2015              $9,373                             $9,849
6/30/2015              $9,111                             $9,569
7/31/2015              $9,026                             $9,721
8/31/2015              $8,358                             $9,013
9/30/2015              $7,782                             $8,558
10/31/2015             $8,384                             $9,201
11/30/2015             $8,264                             $9,055
12/31/2015             $8,010                             $8,893
1/31/2016              $7,383                             $8,280
2/29/2016              $7,150                             $8,165
3/31/2016              $7,687                             $8,719
4/30/2016              $8,065                             $8,999
5/31/2016              $7,903                             $8,898
6/30/2016              $7,614                             $8,627
7/31/2016              $7,962                             $9,052
8/31/2016              $8,164                             $9,060
9/30/2016              $8,255                             $9,170
10/31/2016             $8,403                             $8,992
11/30/2016             $8,440                             $8,848
12/31/2016             $8,709                             $9,137
1/31/2017              $9,080                             $9,409
2/28/2017              $9,022                             $9,517
3/31/2017              $9,217                             $9,759
4/30/2017              $9,354                             $9,967
5/31/2017              $9,510                             $10,299
6/30/2017              $9,606                             $10,308
7/31/2017              $10,060                            $10,615             Past performance is not predictive of
8/31/2017              $10,060                            $10,613             future performance.
9/30/2017              $10,410                            $10,888             The returns shown do not reflect the
10/31/2017             $10,609                            $11,037             deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                 26.25%       8.75%       0.59%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------
              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks generally outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------
         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE PORTFOLIO II

   The U.S. Large Cap Value Portfolio II is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.27% for the Portfolio and 17.78% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on smaller stocks within the large cap universe contributed positively to performance relative to the benchmark, as those stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among large-cap value stocks, the Master Fund's greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed stocks with lower profitability and the Fund's greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

                                                     LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------

         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                            LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For funds investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the funds' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO II

   The DFA International Value Portfolio II is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 26.25% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Master Fund's emphasis on value stocks contributed positively to performance relative to the benchmark. The Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities also had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2017
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/17  10/31/17    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  U.S. LARGE CAP VALUE PORTFOLIO II**
  -----------------------------------
  Actual Fund Return.................. $1,000.00 $1,078.40    0.14%    $0.73
  Hypothetical 5% Annual Return....... $1,000.00 $1,024.50    0.14%    $0.71

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/17  10/31/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO II**
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,134.20    0.36%    $1.94
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.39    0.36%    $1.84

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                            AFFILIATED INVESTMENT COMPANY
                                            -----------------------------
      U.S. Large Cap Value Portfolio II....             100.0%
      DFA International Value Portfolio II.             100.0%

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of  The DFA
  Investment Trust Company.................................. $176,783,426
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $176,783,426
                                                             ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $13,206,984
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $13,206,984
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                          DFA
                                                                                  U.S. LARGE CAP     INTERNATIONAL
                                                                                VALUE PORTFOLIO II VALUE PORTFOLIO II
                                                                                ------------------ ------------------
ASSETS:
Investments in Affiliated Investment Company at Value..........................    $    176,783       $     13,207
Receivables:
  Fund Shares Sold.............................................................              83                 --
Prepaid Expenses and Other Assets..............................................              10                  7
                                                                                   ------------       ------------
     Total Assets..............................................................         176,876             13,214
                                                                                   ------------       ------------
LIABILITIES:
Payables:
  Due to Advisor...............................................................               1                 --
Accrued Expenses and Other Liabilities.........................................              10                  7
                                                                                   ------------       ------------
     Total Liabilities.........................................................              11                  7
                                                                                   ------------       ------------
NET ASSETS.....................................................................    $    176,865       $     13,207
                                                                                   ============       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................       9,216,421          2,469,527
                                                                                   ============       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......................    $      19.19       $       5.35
                                                                                   ============       ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................    $     85,983       $     14,735
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).......................................................................             347                 39
Accumulated Net Realized Gain (Loss)...........................................          13,602               (541)
Net Unrealized Foreign Exchange Gain (Loss)....................................              --                 (8)
Net Unrealized Appreciation (Depreciation).....................................          76,933             (1,018)
                                                                                   ------------       ------------
NET ASSETS.....................................................................    $    176,865       $     13,207
                                                                                   ============       ============
(1) NUMBER OF SHARES AUTHORIZED................................................     300,000,000        300,000,000
                                                                                   ============       ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                         DFA
                                                                                       U.S. LARGE   INTERNATIONAL
                                                                                       CAP VALUE        VALUE
                                                                                     PORTFOLIO II*# PORTFOLIO II*#
                                                                                     -------------- --------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $0 and $35, respectively)...........    $ 3,885         $  428
    Income from Securities Lending..................................................         19             11
    Expenses Allocated from Affiliated Investment Company...........................       (187)           (26)
                                                                                        -------         ------
     Total Investment Income........................................................      3,717            413
                                                                                        -------         ------
FUND EXPENSES
  Investment Management Fees........................................................        187             26
  Accounting & Transfer Agent Fees..................................................          4              3
  Filing Fees.......................................................................         20             18
  Shareholders' Reports.............................................................          9              1
  Directors'/Trustees' Fees & Expenses..............................................          2             --
  Legal Fees........................................................................          3             --
  Other.............................................................................          2              3
                                                                                        -------         ------
     Total Expenses.................................................................        227             51
                                                                                        -------         ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C).................................................................       (170)           (25)
                                                                                        -------         ------
  Net Expenses......................................................................         57             26
                                                                                        -------         ------
  NET INVESTMENT INCOME (LOSS)......................................................      3,660            387
                                                                                        -------         ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................     13,422          2,294
    Futures.........................................................................        155             18
    Foreign Currency Transactions...................................................         --             (3)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................     18,516            397
    Futures.........................................................................         29           (163)
    Translation of Foreign Currency Denominated Amounts.............................         --              1
                                                                                        -------         ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................     32,122          2,544
                                                                                        -------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................    $35,782         $2,931
                                                                                        =======         ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         U.S. LARGE CAP VALUE DFA INTERNATIONAL VALUE
                                                                            PORTFOLIO II         PORTFOLIO II
                                                                         ------------------   ----------------------
                                                                           YEAR       YEAR      YEAR        YEAR
                                                                          ENDED      ENDED     ENDED       ENDED
                                                                         OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,
                                                                           2017       2016      2017        2016
                                                                         --------   --------  --------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $  3,660   $  3,565  $   387    $   3,694
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................   13,422      6,535    2,294       (2,900)
    Futures.............................................................      155        163       18           83
    Foreign Currency Transactions.......................................       --         --       (3)          67
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   18,516     (3,496)     397       (1,334)
    Futures.............................................................       29        (27)    (163)         (25)
    Translation of Foreign Currency Denominated Amounts.................       --         --        1           (9)
                                                                         --------   --------  -------     ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   35,782      6,740    2,931         (424)
                                                                         --------   --------  -------     ---------
Distributions From:
  Net Investment Income.................................................   (3,645)    (3,716)    (870)      (3,722)
  Net Long-Term Gains...................................................   (4,824)        --       --       (3,128)
                                                                         --------   --------  -------     ---------
     Total Distributions................................................   (8,469)    (3,716)    (870)      (6,850)
                                                                         --------   --------  -------     ---------
Capital Share Transactions (1):
  Shares Issued.........................................................   16,134     12,608      248       10,487
  Shares Issued in Lieu of Cash Distributions...........................    8,469      3,716      870        6,850
  Shares Redeemed.......................................................  (26,222)   (25,914)  (2,033)    (108,370)
                                                                         --------   --------  -------     ---------
     Net Increase (Decrease) from Capital Share Transactions............   (1,619)    (9,590)    (915)     (91,033)
                                                                         --------   --------  -------     ---------
     Total Increase (Decrease) in Net Assets............................   25,694     (6,566)   1,146      (98,307)
NET ASSETS
  Beginning of Year.....................................................  151,171    157,737   12,061      110,368
                                                                         --------   --------  -------     ---------
  End of Year........................................................... $176,865   $151,171  $13,207    $  12,061
                                                                         ========   ========  =======     =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................................      896        816       52        2,421
  Shares Issued in Lieu of Cash Distributions...........................      477        238      190        1,578
  Shares Redeemed.......................................................   (1,466)    (1,669)    (419)     (24,035)
                                                                         --------   --------  -------     ---------
     Net Increase (Decrease) from Shares Issued and Redeemed............      (93)      (615)    (177)     (20,036)
                                                                         ========   ========  =======     =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................................................... $    347   $    330  $    39    $     531

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. LARGE CAP VALUE PORTFOLIO II
                                                                             ------------------------------------------------
                                                                               YEAR      YEAR      YEAR      YEAR      YEAR
                                                                              ENDED     ENDED     ENDED     ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                               2017      2016      2015      2014      2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  16.24  $  15.90  $  16.04  $  14.13  $  10.62
                                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.39      0.37      0.35      0.28      0.24
  Net Gains (Losses) on Securities (Realized and Unrealized)................     3.47      0.36     (0.15)     1.91      3.51
                                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................................     3.86      0.73      0.20      2.19      3.75
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.39)    (0.39)    (0.34)    (0.28)    (0.24)
  Net Realized Gains........................................................    (0.52)       --        --        --        --
                                                                             --------  --------  --------  --------  --------
   Total Distributions......................................................    (0.91)    (0.39)    (0.34)    (0.28)    (0.24)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  19.19  $  16.24  $  15.90  $  16.04  $  14.13
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................    24.27%     4.68%     1.33%    15.59%    35.70%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $176,865  $151,171  $157,737  $174,103  $155,709
Ratio of Expenses to Average Net Assets (B).................................     0.14%     0.15%     0.15%     0.16%     0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.24%     0.25%     0.18%     0.16%     0.17%
Ratio of Net Investment Income to Average Net Assets (B)....................     2.16%     2.37%     2.16%     1.86%     1.93%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   DFA INTERNATIONAL VALUE PORTFOLIO II
                                                                             ------------------------------------------------
                                                                               YEAR     YEAR      YEAR       YEAR      YEAR
                                                                              ENDED    ENDED     ENDED      ENDED     ENDED
                                                                             OCT. 31, OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                                                               2017     2016      2015       2014      2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  4.56  $  4.87  $   5.42   $   5.99   $   5.21
                                                                             -------  -------  --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.15     0.16      0.17       0.26       0.17
  Net Gains (Losses) on Securities (Realized and Unrealized)................    0.98    (0.17)    (0.45)     (0.30)      1.17
                                                                             -------  -------  --------   --------   --------
   Total from Investment Operations.........................................    1.13    (0.01)    (0.28)     (0.04)      1.34
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.34)   (0.16)    (0.16)     (0.26)     (0.18)
  Net Realized Gains........................................................      --    (0.14)    (0.11)     (0.27)     (0.38)
                                                                             -------  -------  --------   --------   --------
   Total Distributions......................................................   (0.34)   (0.30)    (0.27)     (0.53)     (0.56)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  5.35  $  4.56  $   4.87   $   5.42   $   5.99
============================================================================ ======== ======== ========   ========   ========
Total Return................................................................   26.25%    0.22%    (5.26)%    (0.87)%    28.01%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $13,207  $12,061  $110,368   $110,059   $113,231
Ratio of Expenses to Average Net Assets (B).................................    0.42%    0.27%     0.27%      0.28%      0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......    0.62%    0.47%     0.32%      0.28%      0.29%
Ratio of Net Investment Income to Average Net Assets (B)....................    3.12%    3.66%     3.26%      4.47%      3.08%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, two of which, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At October 31, 2017, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II owned 1% and less than 1% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value

Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   During the year ended October 31, 2017, the U.S. Large Cap Value Portfolio II's and DFA International Value Portfolio II's investment management fees were accrued daily and paid monthly to the Advisor based on effective annual rates of 0.11% and 0.21%, respectively, of each Portfolio's average daily net assets. Waived fees/expenses assumed during the year ended October 31, 2017 are reflected below (amounts in thousands).

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

                                                                     PREVIOUSLY       NET WAIVED FEES/
                                                     RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                       EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                      LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES              AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------            ---------- ---------------- ----------------- ---------------------
U.S. Large Cap Value Portfolio II....    0.11%          --               --                 $170
DFA International Value Portfolio II.    0.21%          --               --                   25

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             U.S. Large Cap Value Portfolio II................. $7
             DFA International Value Portfolio II..............  6

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         INCREASE       INCREASE
                                                        (DECREASE)     (DECREASE)
                                         INCREASE     UNDISTRIBUTED   ACCUMULATED
                                        (DECREASE)    NET INVESTMENT  NET REALIZED
                                      PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                      --------------- -------------- --------------
U.S. Large Cap Value Portfolio II....       --             $ 2            $(2)
DFA International Value Portfolio II.       --              (9)             9

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM   TAX EXEMPT
                                      CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                      -------------- ------------- ---------- ------
U.S. Large Cap Value Portfolio II
2016.................................     $3,716            --         --     $3,716
2017.................................      3,640        $4,829         --      8,469
DFA International Value Portfolio II
2016.................................      3,723         3,127         --      6,850
2017.................................        870            --         --        870

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Value Portfolio II.....     $1,165        $12,879           --        $76,848        $90,892
DFA International Value Portfolio II*.        170            568        $(808)        (1,450)        (1,520)

* The use of capital losses may be restricted by Section 382 or tax rules in the internal revenue code.

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                   UNLIMITED TOTAL
                                                   --------- -----
             U.S. Large Cap Value Portfolio II....      --      --
             DFA International Value Portfolio II.   $(808)  $(808)

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio II. $1,809

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
                                      FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                      TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                      -------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio II.... $99,936    $76,848           --       $76,848
DFA International Value Portfolio II.  14,657        703      $(2,153)       (1,450)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2017:

   DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
   ---------------   --------------------------------------
   Equity Contracts  Net Realized Gain (Loss) on: Futures
                       Change in Unrealized Appreciation (Depreciation) of:
                       Futures

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                  REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                  --------------------------
                                                                   EQUITY
                                                  TOTAL         CONTRACTS*(1)
                                                  -----         -------------
         U.S. Large Cap Value Portfolio II....... $ 155             $ 155
         DFA International Value Portfolio II....    18                18

                                                  CHANGE IN UNREALIZED
                                                  APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                                  --------------------------
                                                                   EQUITY
                                                  TOTAL           CONTRACTS
                                                  -----         -------------
         U.S. Large Cap Value Portfolio II....... $  29             $  29
         DFA International Value Portfolio II....  (163)             (163)

* As of October 31, 2017, there were no futures or forward currency contracts outstanding. During the year ended October 31, 2017, the Portfolios had limited activity in futures and forward currency contracts.

(1)The amount listed reflects allocated derivatives activity from the Master
   Fund.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2017.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

J. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           APPROXIMATE
                                                            PERCENTAGE
                                              NUMBER OF   OF OUTSTANDING
                                             SHAREHOLDERS     SHARES
                                             ------------ --------------
       U.S. Large Cap Value Portfolio II....      2            100%
       DFA International Value Portfolio II.      1            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune
MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

K. SUBSEQUENT EVENT EVALUATIONS:

   The Board of Directors of the Fund, on behalf of the DFA International Value Portfolio II (the "International Portfolio II"), approved an Agreement and Plan of Reorganization, under which the International Portfolio II will be reorganized with and into the DFA International Value Portfolio III (the "International Portfolio III"), another portfolio of the Fund (the "Reorganization"). The International Portfolio II and the International Portfolio III have identical investment objectives and fundamental investment restrictions, and each Portfolio invests substantially all of its assets in The DFA International Value Series, a series of The DFA Investment Trust Company. Shareholder approval of the Reorganization is not required and will not be solicited. It is currently expected that the Reorganization will be completed on or about February 26, 2018. Management has evaluated the impact of all subsequent events on the U.S. Large Cap Value Portfolio II through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (two of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

            The U.S. Large Cap Value Series       Russell 1000/R/ Value Index
            -------------------------------       ---------------------------
10/31/2007               $10,000                             $10,000
11/30/2007                $9,441                              $9,511
12/31/2007                $9,410                              $9,419
1/31/2008                 $9,050                              $9,042
2/29/2008                 $8,773                              $8,663
3/31/2008                 $8,691                              $8,598
4/30/2008                 $9,239                              $9,017
5/31/2008                 $9,460                              $9,003
6/30/2008                 $8,423                              $8,141
7/31/2008                 $8,332                              $8,112
8/31/2008                 $8,493                              $8,250
9/30/2008                 $7,730                              $7,644
10/31/2008                $5,992                              $6,320
11/30/2008                $5,405                              $5,867
12/31/2008                $5,580                              $5,949
1/31/2009                 $4,918                              $5,265
2/28/2009                 $4,229                              $4,561
3/31/2009                 $4,647                              $4,951
4/30/2009                 $5,398                              $5,482
5/31/2009                 $5,812                              $5,821
6/30/2009                 $5,741                              $5,778
7/31/2009                 $6,287                              $6,251
8/31/2009                 $6,714                              $6,578
9/30/2009                 $7,008                              $6,832
10/31/2009                $6,705                              $6,623
11/30/2009                $7,083                              $6,996
12/31/2009                $7,279                              $7,120
1/31/2010                 $7,110                              $6,920
2/28/2010                 $7,417                              $7,138
3/31/2010                 $7,995                              $7,603
4/30/2010                 $8,248                              $7,800
5/31/2010                 $7,541                              $7,158
6/30/2010                 $6,972                              $6,755
7/31/2010                 $7,519                              $7,213
8/31/2010                 $7,066                              $6,904
9/30/2010                 $7,755                              $7,440
10/31/2010                $8,044                              $7,663
11/30/2010                $7,982                              $7,622
12/31/2010                $8,760                              $8,224
1/31/2011                 $9,040                              $8,410
2/28/2011                 $9,529                              $8,720
3/31/2011                 $9,574                              $8,755
4/30/2011                 $9,818                              $8,988
5/31/2011                 $9,676                              $8,893
6/30/2011                 $9,507                              $8,711
7/31/2011                 $9,071                              $8,422
8/31/2011                 $8,306                              $7,896
9/30/2011                 $7,466                              $7,299
10/31/2011                $8,502                              $8,135
11/30/2011                $8,431                              $8,093
12/31/2011                $8,497                              $8,256
1/31/2012                 $8,920                              $8,568
2/29/2012                 $9,436                              $8,910
3/31/2012                 $9,609                              $9,174
4/30/2012                 $9,413                              $9,081
5/31/2012                 $8,746                              $8,548
6/30/2012                 $9,218                              $8,972
7/31/2012                 $9,307                              $9,065
8/31/2012                 $9,676                              $9,262
9/30/2012                $10,032                              $9,556
10/31/2012               $10,058                              $9,509
11/30/2012               $10,080                              $9,505
12/31/2012               $10,387                              $9,702
1/31/2013                $11,112                             $10,332
2/28/2013                $11,254                             $10,480
3/31/2013                $11,792                             $10,896
4/30/2013                $11,917                             $11,060
5/31/2013                $12,406                             $11,344
6/30/2013                $12,268                             $11,244
7/31/2013                $13,002                             $11,851
8/31/2013                $12,619                             $11,402
9/30/2013                $12,988                             $11,687
10/31/2013               $13,647                             $12,199
11/30/2013               $14,220                             $12,540
12/31/2013               $14,598                             $12,857
1/31/2014                $14,020                             $12,401
2/28/2014                $14,496                             $12,937
3/31/2014                $14,838                             $13,246
4/30/2014                $14,936                             $13,372
5/31/2014                $15,265                             $13,567
6/30/2014                $15,679                             $13,922
7/31/2014                $15,568                             $13,685
8/31/2014                $16,061                             $14,187
9/30/2014                $15,665                             $13,895
10/31/2014               $15,785                             $14,207
11/30/2014               $15,972                             $14,498
12/31/2014               $16,092                             $14,587
1/31/2015                $15,296                             $14,004
2/28/2015                $16,377                             $14,681
3/31/2015                $16,066                             $14,482
4/30/2015                $16,390                             $14,617
5/31/2015                $16,572                             $14,793
6/30/2015                $16,306                             $14,497
7/31/2015                $16,266                             $14,561
8/31/2015                $15,278                             $13,694
9/30/2015                $14,789                             $13,280
10/31/2015               $15,994                             $14,282
11/30/2015               $16,057                             $14,337
12/31/2015               $15,554                             $14,029
1/31/2016                $14,496                             $13,304
2/29/2016                $14,523                             $13,300
3/31/2016                $15,581                             $14,258
4/30/2016                $16,003                             $14,558
5/31/2016                $16,221                             $14,784
6/30/2016                $16,203                             $14,912
7/31/2016                $16,764                             $15,345
8/31/2016                $16,964                             $15,463
9/30/2016                $17,044                             $15,431
10/31/2016               $16,755                             $15,192
11/30/2016               $18,071                             $16,060
12/31/2016               $18,525                             $16,461
1/31/2017                $18,791                             $16,578
2/28/2017                $19,365                             $17,174
3/31/2017                $19,183                             $16,999
4/30/2017                $19,316                             $16,967
5/31/2017                $19,294                             $16,951
6/30/2017                $19,618                             $17,228
7/31/2017                $19,952                             $17,457             Past performance is not predictive of
8/31/2017                $19,765                             $17,253             future performance.
9/30/2017                $20,530                             $17,764             The returns shown do not reflect the
10/31/2017               $20,828                             $17,893             deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE          TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.31%        15.67%       7.61%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                   The DFA International                MSCI World ex
                        Value Series              USA Index (net dividends)
                   ---------------------         --------------------------
10/31/2007               $10,000                           $10,000
11/30/2007                $9,394                            $9,609
12/31/2007                $9,192                            $9,428
1/31/2008                 $8,447                            $8,578
2/29/2008                 $8,340                            $8,734
3/31/2008                 $8,440                            $8,609
4/30/2008                 $8,817                            $9,088
5/31/2008                 $8,821                            $9,225
6/30/2008                 $7,949                            $8,508
7/31/2008                 $7,724                            $8,205
8/31/2008                 $7,401                            $7,888
9/30/2008                 $6,536                            $6,749
10/31/2008                $4,897                            $5,345
11/30/2008                $4,597                            $5,055
12/31/2008                $4,945                            $5,322
1/31/2009                 $4,262                            $4,825
2/28/2009                 $3,738                            $4,337
3/31/2009                 $4,146                            $4,623
4/30/2009                 $4,910                            $5,219
5/31/2009                 $5,640                            $5,879
6/30/2009                 $5,554                            $5,818
7/31/2009                 $6,215                            $6,364
8/31/2009                 $6,571                            $6,669
9/30/2009                 $6,906                            $6,944
10/31/2009                $6,631                            $6,833
11/30/2009                $6,829                            $7,002
12/31/2009                $6,906                            $7,113
1/31/2010                 $6,507                            $6,780
2/28/2010                 $6,533                            $6,773
3/31/2010                 $7,048                            $7,209
4/30/2010                 $6,927                            $7,102
5/31/2010                 $6,116                            $6,318
6/30/2010                 $6,009                            $6,227
7/31/2010                 $6,760                            $6,802
8/31/2010                 $6,430                            $6,599
9/30/2010                 $7,121                            $7,232
10/31/2010                $7,370                            $7,489
11/30/2010                $7,000                            $7,172
12/31/2010                $7,653                            $7,750
1/31/2011                 $7,979                            $7,917
2/28/2011                 $8,245                            $8,210
3/31/2011                 $8,018                            $8,046
4/30/2011                 $8,447                            $8,484
5/31/2011                 $8,142                            $8,232
6/30/2011                 $8,031                            $8,115
7/31/2011                 $7,773                            $7,981
8/31/2011                 $6,940                            $7,307
9/30/2011                 $6,181                            $6,573
10/31/2011                $6,777                            $7,212
11/30/2011                $6,554                            $6,879
12/31/2011                $6,378                            $6,804
1/31/2012                 $6,807                            $7,171
2/29/2012                 $7,164                            $7,565
3/31/2012                 $7,103                            $7,509
4/30/2012                 $6,850                            $7,382
5/31/2012                 $6,005                            $6,540
6/30/2012                 $6,430                            $6,969
7/31/2012                 $6,404                            $7,056
8/31/2012                 $6,670                            $7,257
9/30/2012                 $6,906                            $7,477
10/31/2012                $6,992                            $7,530
11/30/2012                $7,103                            $7,688
12/31/2012                $7,451                            $7,920
1/31/2013                 $7,803                            $8,310
2/28/2013                 $7,567                            $8,227
3/31/2013                 $7,593                            $8,292
4/30/2013                 $7,966                            $8,670
5/31/2013                 $7,872                            $8,476
6/30/2013                 $7,593                            $8,158
7/31/2013                 $8,112                            $8,592
8/31/2013                 $8,056                            $8,482
9/30/2013                 $8,662                            $9,081
10/31/2013                $8,962                            $9,386
11/30/2013                $8,996                            $9,443
12/31/2013                $9,194                            $9,586
1/31/2014                 $8,859                            $9,199
2/28/2014                 $9,365                            $9,701
3/31/2014                 $9,297                            $9,657
4/30/2014                 $9,456                            $9,809
5/31/2014                 $9,563                            $9,961
6/30/2014                 $9,679                           $10,103
7/31/2014                 $9,464                            $9,923
8/31/2014                 $9,468                            $9,931
9/30/2014                 $9,052                            $9,523
10/31/2014                $8,898                            $9,371
11/30/2014                $8,902                            $9,487
12/31/2014                $8,571                            $9,171
1/31/2015                 $8,516                            $9,139
2/28/2015                 $9,125                            $9,685
3/31/2015                 $8,932                            $9,523
4/30/2015                 $9,421                            $9,935
5/31/2015                 $9,426                            $9,849
6/30/2015                 $9,155                            $9,569
7/31/2015                 $9,065                            $9,721
8/31/2015                 $8,391                            $9,013
9/30/2015                 $7,820                            $8,558
10/31/2015                $8,421                            $9,201
11/30/2015                $8,310                            $9,055
12/31/2015                $8,043                            $8,893
1/31/2016                 $7,417                            $8,280
2/29/2016                 $7,181                            $8,165
3/31/2016                 $7,726                            $8,719
4/30/2016                 $8,099                            $8,999
5/31/2016                 $7,949                            $8,898
6/30/2016                 $7,661                            $8,627
7/31/2016                 $8,001                            $9,052
8/31/2016                 $8,215                            $9,060
9/30/2016                 $8,305                            $9,170
10/31/2016                $8,413                            $8,992
11/30/2016                $8,451                            $8,848
12/31/2016                $8,734                            $9,137
1/31/2017                 $9,108                            $9,409
2/28/2017                 $9,048                            $9,517
3/31/2017                 $9,250                            $9,759
4/30/2017                 $9,383                            $9,967
5/31/2017                 $9,546                           $10,299
6/30/2017                 $9,649                           $10,308
7/31/2017                $10,104                           $10,615
8/31/2017                $10,095                           $10,613             Past performance is not predictive of
9/30/2017                $10,456                           $10,888             future performance.
10/31/2017               $10,644                           $11,037             The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  26.53%       8.77%       0.63%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------
              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------
         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 24.31% for the Series and 17.78% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater emphasis on smaller stocks within the large cap universe contributed positively to performance relative to the benchmark, as those stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among value stocks, the Series' greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed stocks with lower profitability and the Fund's greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

                                                     LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------

         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                            LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For funds investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the funds' relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 26.53% for the Series and 22.74% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Series' focus on value stocks contributed positively to performance relative to the benchmark. The Series' general exclusion of real estate investment trusts (REITs) and certain utilities also had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          SIX MONTHS ENDED OCTOBER 31, 2017
    EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/17  10/31/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
    THE U.S. LARGE CAP VALUE SERIES
    -------------------------------
    Actual Fund Return.............. $1,000.00 $1,078.30    0.11%    $0.58
    Hypothetical 5% Annual Return... $1,000.00 $1,024.65    0.11%    $0.56

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/17  10/31/17    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,134.50    0.21%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.15    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   6.6%
              Energy.......................................  11.6%
              Financials...................................  24.8%
              Health Care..................................  12.4%
              Industrials..................................   8.3%
              Information Technology.......................  15.0%
              Materials....................................   3.4%
              Real Estate..................................   0.1%
              Telecommunication Services...................   4.0%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   1.9%
              Energy.......................................  15.3%
              Financials...................................  31.7%
              Health Care..................................   1.9%
              Industrials..................................   8.3%
              Information Technology.......................   2.8%
              Materials....................................  15.0%
              Real Estate..................................   2.3%
              Telecommunication Services...................   3.7%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (13.2%)
*   Charter Communications, Inc. Class A..........    996,600 $  333,033,822            1.2%
    Comcast Corp. Class A......................... 21,211,780    764,260,433            2.8%
#   Ford Motor Co................................. 16,011,353    196,459,301            0.7%
    General Motors Co.............................  6,055,833    260,279,702            0.9%
*   Mohawk Industries, Inc........................    535,570    140,190,803            0.5%
    Royal Caribbean Cruises, Ltd..................  1,461,968    180,947,779            0.7%
    Time Warner, Inc..............................  3,804,556    373,949,809            1.3%
    Other Securities..............................             1,469,072,188            5.3%
                                                              --------------           -----
Total Consumer Discretionary......................             3,718,193,837           13.4%
                                                              --------------           -----
Consumer Staples -- (6.3%)
    CVS Health Corp...............................  4,700,064    322,095,386            1.2%
    Mondelez International, Inc. Class A..........  3,546,887    146,947,528            0.5%
    Tyson Foods, Inc. Class A.....................  1,959,828    142,891,060            0.5%
    Wal-Mart Stores, Inc..........................  5,670,262    495,070,575            1.8%
    Walgreens Boots Alliance, Inc.................  2,539,242    168,275,567            0.6%
    Other Securities..............................               517,524,270            1.9%
                                                              --------------           -----
Total Consumer Staples............................             1,792,804,386            6.5%
                                                              --------------           -----
Energy -- (11.3%)
    Chevron Corp..................................  4,451,136    515,842,151            1.9%
    ConocoPhillips................................  2,989,939    152,935,380            0.6%
    Exxon Mobil Corp.............................. 12,856,443  1,071,584,524            3.9%
    Occidental Petroleum Corp.....................  2,196,166    141,806,439            0.5%
    Valero Energy Corp............................  2,810,052    221,685,002            0.8%
    Other Securities..............................             1,083,981,612            3.8%
                                                              --------------           -----
Total Energy......................................             3,187,835,108           11.5%
                                                              --------------           -----
Financials -- (24.1%)
    American International Group, Inc.............  2,219,588    143,407,581            0.5%
    Bank of America Corp.......................... 18,827,362    515,681,445            1.9%
    Bank of New York Mellon Corp. (The)...........  4,487,177    230,865,257            0.8%
    Capital One Financial Corp....................  2,121,034    195,516,914            0.7%
    Citigroup, Inc................................  8,095,404    595,012,194            2.1%
    Goldman Sachs Group, Inc. (The)...............  1,076,397    261,004,745            0.9%
    Hartford Financial Services Group, Inc. (The).  2,672,826    147,139,071            0.5%
    JPMorgan Chase & Co........................... 11,460,834  1,153,074,509            4.2%
    Morgan Stanley................................  5,499,651    274,982,550            1.0%
    PNC Financial Services Group, Inc. (The)......  1,370,488    187,469,053            0.7%
    Travelers Cos., Inc. (The)....................  1,165,331    154,348,091            0.6%
    Wells Fargo & Co.............................. 15,424,411    865,926,434            3.1%
    Other Securities..............................             2,067,096,534            7.5%
                                                              --------------           -----
Total Financials..................................             6,791,524,378           24.5%
                                                              --------------           -----
Health Care -- (12.1%)
    Abbott Laboratories...........................  4,721,513    256,047,650            0.9%
    Aetna, Inc....................................  1,805,018    306,907,211            1.1%
    Anthem, Inc...................................  1,447,321    302,794,026            1.1%
    Danaher Corp..................................  2,176,662    200,840,603            0.7%
*   Express Scripts Holding Co....................  2,740,464    167,963,039            0.6%
    Humana, Inc...................................    708,361    180,879,981            0.7%
    Medtronic P.L.C...............................  4,257,228    342,791,999            1.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Pfizer, Inc...................................................  16,341,666 $   572,938,810            2.1%
      Thermo Fisher Scientific, Inc.................................   1,050,474     203,613,375            0.7%
      Other Securities..............................................                 867,988,265            3.2%
                                                                                 ---------------          ------
Total Health Care...................................................               3,402,764,959           12.3%
                                                                                 ---------------          ------
Industrials -- (8.1%)
      Delta Air Lines, Inc..........................................   2,950,569     147,616,967            0.5%
      Eaton Corp. P.L.C.............................................   1,814,900     145,228,298            0.5%
      FedEx Corp....................................................     624,040     140,914,472            0.5%
      Norfolk Southern Corp.........................................   1,546,984     203,304,637            0.7%
      Stanley Black & Decker, Inc...................................   1,079,268     174,355,745            0.6%
      Other Securities..............................................               1,463,355,372            5.4%
                                                                                 ---------------          ------
Total Industrials...................................................               2,274,775,491            8.2%
                                                                                 ---------------          ------
Information Technology -- (14.6%)
      Cisco Systems, Inc............................................  23,284,393     795,162,021            2.9%
      HP, Inc.......................................................   9,619,949     207,309,901            0.8%
      Intel Corp....................................................  22,965,227   1,044,688,176            3.8%
#     Lam Research Corp.............................................   1,017,170     212,151,147            0.8%
*     Micron Technology, Inc........................................   5,266,057     233,338,986            0.8%
      QUALCOMM, Inc.................................................   5,296,483     270,173,598            1.0%
      Other Securities..............................................               1,346,251,749            4.8%
                                                                                 ---------------          ------
Total Information Technology........................................               4,109,075,578           14.9%
                                                                                 ---------------          ------
Materials -- (3.3%)
      Other Securities..............................................                 937,357,935            3.4%
                                                                                 ---------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                  28,033,652            0.1%
                                                                                 ---------------          ------
Telecommunication Services -- (3.9%)
#     AT&T, Inc.....................................................  26,708,783     898,750,548            3.2%
      Other Securities..............................................                 191,599,940            0.8%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,090,350,488            4.0%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  62,978,242            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              27,395,694,054           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     199,056            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              27,395,893,110
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 272,071,006     272,071,006            1.0%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@  DFA Short Term Investment Fund................................  45,149,193     522,421,314            1.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,400,546,693)..........................................               $28,190,385,430          101.9%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


At October 31, 2017, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                         NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------              --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)..   1,472    12/15/17  $181,290,778 $189,350,720   $8,059,942
                                              ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.                      $181,290,778 $189,350,720   $8,059,942
                                              ============ ============   ==========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,718,193,837           --   --    $ 3,718,193,837
  Consumer Staples............   1,792,804,386           --   --      1,792,804,386
  Energy......................   3,187,835,108           --   --      3,187,835,108
  Financials..................   6,791,524,378           --   --      6,791,524,378
  Health Care.................   3,402,764,959           --   --      3,402,764,959
  Industrials.................   2,274,775,491           --   --      2,274,775,491
  Information Technology......   4,109,075,578           --   --      4,109,075,578
  Materials...................     937,357,935           --   --        937,357,935
  Real Estate.................      28,033,652           --   --         28,033,652
  Telecommunication Services..   1,090,350,488           --   --      1,090,350,488
  Utilities...................      62,978,242           --   --         62,978,242
Rights/Warrants...............              -- $    199,056   --            199,056
Temporary Cash Investments....     272,071,006           --   --        272,071,006
Securities Lending Collateral.              --  522,421,314   --        522,421,314
Futures Contracts**...........       8,059,942           --   --          8,059,942
                               --------------- ------------   --    ---------------
TOTAL......................... $27,675,825,002 $522,620,370   --    $28,198,445,372
                               =============== ============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd.. 6,120,380 $  140,453,824            1.1%
    BHP Billiton, Ltd........................... 6,597,392    135,832,357            1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,510,491     61,899,921            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042     67,089,785            0.5%
    Other Securities............................              343,438,930            2.7%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              748,714,817            5.9%
                                                           --------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................               13,284,762            0.1%
                                                           --------------            ----

BELGIUM -- (1.0%)
    Other Securities............................              129,560,360            1.0%
                                                           --------------            ----

CANADA -- (7.7%)
    Bank of Montreal............................ 1,746,675    133,812,772            1.1%
    Suncor Energy, Inc.......................... 3,911,426    132,796,279            1.0%
    Other Securities............................              745,440,840            5.9%
                                                           --------------            ----
TOTAL CANADA....................................            1,012,049,891            8.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              222,737,552            1.8%
                                                           --------------            ----

FINLAND -- (0.9%)
    Other Securities............................              115,389,730            0.9%
                                                           --------------            ----

FRANCE -- (9.2%)
    AXA SA...................................... 2,859,375     86,319,921            0.7%
    BNP Paribas SA.............................. 2,361,620    184,323,068            1.5%
#   Engie SA.................................... 5,125,526     86,631,897            0.7%
    Orange SA................................... 5,424,781     89,116,543            0.7%
    Peugeot SA.................................. 2,829,994     67,143,170            0.5%
    Renault SA..................................   914,987     90,733,026            0.7%
    Societe Generale SA......................... 1,935,625    107,726,187            0.8%
    Total SA.................................... 5,355,467    298,503,517            2.3%
    Other Securities............................              195,514,428            1.6%
                                                           --------------            ----
TOTAL FRANCE....................................            1,206,011,757            9.5%
                                                           --------------            ----

GERMANY -- (7.2%)
    Allianz SE..................................   309,762     72,316,665            0.6%
#   Allianz SE Sponsored ADR.................... 2,622,354     61,364,132            0.5%
    Bayerische Motoren Werke AG................. 1,144,525    117,382,755            0.9%
    Daimler AG.................................. 3,058,631    255,353,316            2.0%
    Other Securities............................              448,990,129            3.5%
                                                           --------------            ----
TOTAL GERMANY...................................              955,406,997            7.5%
                                                           --------------            ----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 6,770,984     86,003,062            0.7%
    Other Securities............................              237,434,522            1.8%
                                                           --------------            ----
TOTAL HONG KONG.................................              323,437,584            2.5%
                                                           --------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities......................            $   30,764,664            0.2%
                                                      --------------           -----
ISRAEL -- (0.4%)
    Other Securities......................                48,328,428            0.4%
                                                      --------------           -----

ITALY -- (1.9%)
    Fiat Chrysler Automobiles NV..........  4,223,093     73,022,663            0.6%
*   UniCredit SpA.........................  4,382,253     83,747,614            0.6%
    Other Securities......................                89,724,183            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               246,494,460            1.9%
                                                      --------------           -----

JAPAN -- (21.7%)
    Hitachi, Ltd.......................... 10,761,000     85,693,558            0.7%
    Honda Motor Co., Ltd..................  4,402,100    137,948,849            1.1%
    Mitsubishi UFJ Financial Group, Inc... 17,854,906    121,112,359            1.0%
    Mizuho Financial Group, Inc........... 32,106,400     58,333,486            0.5%
#   Nissan Motor Co., Ltd.................  6,443,700     62,667,395            0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    114,347,007            0.9%
    Toyota Motor Corp.....................  3,590,490    222,703,923            1.8%
    Other Securities......................             2,055,894,920           16.0%
                                                      --------------           -----
TOTAL JAPAN...............................             2,858,701,497           22.5%
                                                      --------------           -----

NETHERLANDS -- (3.1%)
    ING Groep NV..........................  5,655,087    104,502,975            0.8%
    Other Securities......................               305,269,728            2.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               409,772,703            3.2%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                15,999,490            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               104,297,070            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,474,616            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               130,679,480            1.0%
                                                      --------------           -----

SPAIN -- (2.8%)
    Banco Santander SA.................... 30,252,813    205,093,196            1.6%
    Repsol SA.............................  5,254,339     98,463,132            0.8%
    Other Securities......................                66,397,472            0.5%
                                                      --------------           -----
TOTAL SPAIN...............................               369,953,800            2.9%
                                                      --------------           -----

SWEDEN -- (2.5%)
    Nordea Bank AB........................  7,285,616     88,044,529            0.7%
    Other Securities......................               243,042,505            1.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               331,087,034            2.6%
                                                      --------------           -----

SWITZERLAND -- (7.4%)
    Adecco Group AG.......................    747,305     59,289,170            0.5%
    Cie Financiere Richemont SA...........  1,177,332    108,533,855            0.8%
    Novartis AG...........................  1,704,593    140,593,520            1.1%
    Swiss Re AG...........................    821,038     77,268,128            0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                         SHARES        VALUE++     OF NET ASSETS**
                                                         ------        -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG....................................   3,507,610 $    59,675,333            0.5%
      Zurich Insurance Group AG.......................     417,577     127,429,914            1.0%
      Other Securities................................                 397,917,168            3.1%
                                                                   ---------------          ------
TOTAL SWITZERLAND.....................................                 970,707,088            7.6%
                                                                   ---------------          ------

UNITED KINGDOM -- (16.6%)
#     Anglo American P.L.C............................   5,924,428     111,752,548            0.9%
      BP P.L.C. Sponsored ADR.........................   8,731,578     355,113,277            2.8%
      Glencore P.L.C..................................  22,334,025     107,721,452            0.9%
      HSBC Holdings P.L.C.............................  19,975,015     195,058,378            1.5%
#     HSBC Holdings P.L.C. Sponsored ADR..............   2,963,067     144,508,777            1.1%
      Lloyds Banking Group P.L.C...................... 143,997,641     130,523,854            1.0%
      Royal Dutch Shell P.L.C. Class A................   2,374,989      74,764,137            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   3,844,392     242,312,004            1.9%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   3,852,485     251,798,420            2.0%
      Vodafone Group P.L.C............................  58,351,986     166,906,425            1.3%
#     Vodafone Group P.L.C. Sponsored ADR.............   4,011,201     116,244,613            0.9%
      Other Securities................................                 290,308,288            2.3%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               2,187,012,173           17.2%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              12,434,865,953           97.6%
                                                                   ---------------          ------

PREFERRED STOCKS -- (1.0%)
GERMANY -- (1.0%)
      Volkswagen AG...................................     601,796     110,190,738            0.9%
      Other Securities................................                  26,544,560            0.2%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 136,735,298            1.1%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 136,735,298            1.1%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities................................                   1,612,210            0.0%
                                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              12,573,213,461
                                                                   ---------------

                                                                       VALUE+
                                                                       ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund..................  51,323,210     593,860,860            4.7%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,050,403,930)............................               $13,167,074,321          103.4%
                                                                   ===============          ======

At October 31, 2017, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                         NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------              --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future..    381     12/15/17  $ 37,262,799 $ 38,240,970   $  978,171
S&P 500 Emini Index(R)..    554     12/15/17    69,357,696   71,263,790    1,906,094
                                              ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.                      $106,620,495 $109,504,760   $2,884,265
                                              ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   66,171,450 $   682,543,367   --    $   748,714,817
  Austria.....................             --      13,284,762   --         13,284,762
  Belgium.....................             --     129,560,360   --        129,560,360
  Canada......................  1,012,049,891              --   --      1,012,049,891
  Denmark.....................             --     222,737,552   --        222,737,552
  Finland.....................      3,512,957     111,876,773   --        115,389,730
  France......................         90,389   1,205,921,368   --      1,206,011,757
  Germany.....................    121,435,557     833,971,440   --        955,406,997
  Hong Kong...................             --     323,437,584   --        323,437,584
  Ireland.....................      7,455,562      23,309,102   --         30,764,664
  Israel......................             --      48,328,428   --         48,328,428
  Italy.......................     41,309,073     205,185,387   --        246,494,460
  Japan.......................     65,681,064   2,793,020,433   --      2,858,701,497
  Netherlands.................     46,587,082     363,185,621   --        409,772,703
  New Zealand.................             --      15,999,490   --         15,999,490
  Norway......................      3,986,233     100,310,837   --        104,297,070
  Portugal....................             --       4,474,616   --          4,474,616
  Singapore...................             --     130,679,480   --        130,679,480
  Spain.......................      1,208,347     368,745,453   --        369,953,800
  Sweden......................      3,437,406     327,649,628   --        331,087,034
  Switzerland.................     43,586,047     927,121,041   --        970,707,088
  United Kingdom..............  1,184,084,036   1,002,928,137   --      2,187,012,173
Preferred Stocks
  Germany.....................             --     136,735,298   --        136,735,298
Rights/Warrants
  Spain.......................             --       1,612,210   --          1,612,210
Securities Lending Collateral.             --     593,860,860   --        593,860,860
Futures Contracts**...........      2,884,265              --   --          2,884,265
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,603,479,359 $10,566,479,227   --    $13,169,958,586
                               ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                               THE U.S. LARGE    THE DFA
                                                                                                 CAP VALUE    INTERNATIONAL
                                                                                                  SERIES*     VALUE SERIES*
                                                                                               -------------- -------------
ASSETS:
Investments at Value (including $1,536,545 and $671,908 of securities on loan,
 respectively)................................................................................  $27,395,893    $12,573,213
Temporary Cash Investments at Value & Cost....................................................      272,071             --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $522,384
 and $593,874)................................................................................      522,421        593,861
Segregated Cash for Futures Contracts.........................................................        6,624          3,846
Foreign Currencies at Value...................................................................           --         52,788
Cash..........................................................................................           --         53,297
Receivables:
  Investment Securities Sold..................................................................       21,871          5,948
  Dividends, Interest and Tax Reclaims........................................................       30,022         44,910
  Securities Lending Income...................................................................          273            795
  Futures Margin Variation....................................................................          324            265
                                                                                                -----------    -----------
     Total Assets.............................................................................   28,249,499     13,328,923
                                                                                                -----------    -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................      522,365        593,795
  Investment Securities Purchased.............................................................       46,685             --
  Due to Advisor..............................................................................        2,336          2,141
Accrued Expenses and Other Liabilities........................................................        1,567            837
                                                                                                -----------    -----------
     Total Liabilities........................................................................      572,953        596,773
                                                                                                -----------    -----------
NET ASSETS....................................................................................  $27,676,546    $12,732,150
                                                                                                ===========    ===========
Investments at Cost...........................................................................  $18,606,092    $10,456,529
                                                                                                ===========    ===========
Foreign Currencies at Cost....................................................................  $        --    $    53,423
                                                                                                ===========    ===========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                               THE U.S.       THE DFA
                                                                               LARGE CAP   INTERNATIONAL
                                                                             VALUE SERIES# VALUE SERIES#
                                                                             ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1 and $32,179, respectively).  $  565,477    $  332,211
  Non Cash Income...........................................................          --        55,069
  Income from Securities Lending............................................       2,756         9,477
                                                                              ----------    ----------
     Total Investment Income................................................     568,233       396,757
                                                                              ----------    ----------
EXPENSES
  Investment Management Fees................................................      24,712        22,418
  Accounting & Transfer Agent Fees..........................................       1,102           509
  Custodian Fees............................................................         255           962
  Directors'/Trustees' Fees & Expenses......................................         241           108
  Professional Fees.........................................................         369           229
  Other.....................................................................         574           345
                                                                              ----------    ----------
     Total Expenses.........................................................      27,253        24,571
                                                                              ----------    ----------
  Fees Paid Indirectly (Note C).............................................          --          (877)
                                                                              ----------    ----------
  Net Expenses..............................................................      27,253        23,694
                                                                              ----------    ----------
  NET INVESTMENT INCOME (LOSS)..............................................     540,980       373,063
                                                                              ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................   1,415,252       133,582
    Affiliated Investment Companies Shares Sold.............................          (4)           55
    Futures.................................................................      22,013        16,570
    Foreign Currency Transactions...........................................          --        (2,679)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................   3,199,777     2,126,222
    Affiliated Investment Companies Shares..................................         (95)          (73)
    Futures.................................................................      11,932         3,736
    Translation of Foreign Currency Denominated Amounts.....................          --         1,069
                                                                              ----------    ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................   4,648,875     2,278,482
                                                                              ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............  $5,189,855    $2,651,545
                                                                              ==========    ==========

----------
**Net of foreign capital gain taxes withheld of $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                                  THE U.S. LARGE CAP      THE DFA INTERNATIONAL
                                                                     VALUE SERIES              VALUE SERIES
                                                               ------------------------  -----------------------
                                                                   YEAR         YEAR         YEAR        YEAR
                                                                  ENDED        ENDED        ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                                   2017         2016         2017        2016
                                                               -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................ $   540,980  $   464,438  $   373,063  $  332,006
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................   1,415,252      567,193      133,582    (261,808)
    Affiliated Investment Companies Shares Sold...............          (4)          --           55          --
    Futures...................................................      22,013       21,037       16,570       5,988
    Foreign Currency Transactions.............................          --           --       (2,679)      5,590
    Forward Currency Contracts................................          --           --           --           8
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   3,199,777      (57,128)   2,126,222     (32,753)
    Affiliated Investment Companies Shares....................         (95)          --          (73)         --
    Futures...................................................      11,932       (3,872)       3,736        (852)
    Translation of Foreign Currency Denominated Amounts.......          --           --        1,069        (908)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   5,189,855      991,668    2,651,545      47,271
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................   2,626,519    1,812,211      995,812   1,394,282
  Withdrawals.................................................  (1,056,396)    (981,368)    (644,747)   (939,918)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....   1,570,123      830,843      351,065     454,364
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................   6,759,978    1,822,511    3,002,610     501,635
NET ASSETS
  Beginning of Year...........................................  20,916,568   19,094,057    9,729,540   9,227,905
                                                               -----------  -----------  -----------  ----------
  End of Year................................................. $27,676,546  $20,916,568  $12,732,150  $9,729,540
                                                               ===========  ===========  ===========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           THE U.S. LARGE CAP VALUE SERIES
                                                         ------------------------------------------------------------------
                                                             YEAR         YEAR          YEAR          YEAR          YEAR
                                                            ENDED        ENDED         ENDED         ENDED         ENDED
                                                           OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,
                                                             2017         2016          2015          2014          2013
----------------------------------------------------------------------------------------------------------------------------
Total Return............................................       24.31%        4.75%         1.32%        15.67%        35.68%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $27,676,546  $20,916,568   $19,094,057   $18,376,682   $14,838,988
Ratio of Expenses to Average Net Assets.................        0.11%        0.11%         0.11%         0.11%         0.11%
Ratio of Net Investment Income to Average Net Assets....        2.19%        2.39%         2.20%         1.90%         1.98%
Portfolio Turnover Rate.................................          15%          15%           16%           15%           15%
----------------------------------------------------------------------------------------------------------------------------

                                                                         THE DFA INTERNATIONAL VALUE SERIES
                                                         ------------------------------------------------------------------
                                                             YEAR         YEAR          YEAR          YEAR          YEAR
                                                            ENDED        ENDED         ENDED         ENDED         ENDED
                                                           OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,
                                                             2017         2016          2015          2014          2013
----------------------------------------------------------------------------------------------------------------------------
Total Return............................................       26.53%       (0.10)%       (5.35)%       (0.72)%       28.18%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $12,732,150  $ 9,729,540   $ 9,227,905   $ 9,343,666   $ 8,792,130
Ratio of Expenses to Average Net Assets.................        0.22%        0.22%         0.22%         0.22%         0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.22%        0.22%         0.22%         0.22%         0.22%
Ratio of Net Investment Income to Average Net Assets....        3.33%        3.72%         3.31%         4.50%         3.20%
Portfolio Turnover Rate.................................          17%          17%           21%           17%           15%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the year ended October 31, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                 The DFA International Value Series.    $877

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2017, the total related amounts paid by the Trust to the CCO were $85 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $633
                    The DFA International Value Series.  391

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               PURCHASES    SALES
           -                                   ---------- ----------
           The U.S. Large Cap Value Series.... $5,711,924 $3,550,329
           The DFA International Value Series.  2,380,334  1,837,613

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                 NET REALIZED                                        DIVIDEND   CAPITAL GAIN
                                                 GAIN/(LOSS)    CHANGE IN                           INCOME FROM DISTRIBUTIONS
                                                 ON SALES OF   UNREALIZED                           AFFILIATED      FROM
                BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT   AFFILIATED
                 10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES   INVESTMENT
                ---------- ---------- ---------- ------------ ------------- ---------- ------------ ----------- -------------
THE U.S. LARGE CAP VALUE SERIES
DFA Short Term
 Investment
 Fund..........  $820,651  $6,008,173 $6,306,304     $(4)         $(95)      $522,421     45,149      $7,598         --
                 --------  ---------- ----------     ---          ----       --------     ------      ------         --
TOTAL..........  $820,651  $6,008,173 $6,306,304     $(4)         $(95)      $522,421     45,149      $7,598         --

THE DFA INTERNATIONAL VALUE SERIES
DFA Short Term
 Investment
 Fund..........  $370,103  $6,085,206 $5,861,430     $55          $(73)      $593,861     51,323      $5,741         --
                 --------  ---------- ----------     ---          ----       --------     ------      ------         --
TOTAL..........  $370,103  $6,085,206 $5,861,430     $55          $(73)      $593,861     51,323      $5,741         --

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               NET
                                                                            UNREALIZED
                                     FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                     TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $19,581,837  $9,370,063   $(544,402)    $8,825,661
The DFA International Value Series.  11,157,024   2,649,548    (529,994)     2,119,554

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Series' tax positions and has concluded that no additional provision for income tax is required in any of the Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

   The decision to hedge an International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The

Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                      FUTURES
                                                      --------
                  The U.S. Large Cap Value Series.... $167,432
                  The DFA International Value Series.   89,210

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                              ASSET DERIVATIVES VALUE
                                            ---------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2017 CONTRACTS*
                                            ---------------- ----------
        The U.S. Large Cap Value Series....      $8,060        $8,060
        The DFA International Value Series.       2,884         2,884

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative investment holdings for the year ended October 31, 2017:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                 -----------------------
                                                                    EQUITY
                                                  TOTAL            CONTRACTS
                                                  -------          ---------
             The U.S. Large Cap Value Series.... $22,013            $22,013
             The DFA International Value Series.  16,570             16,570

                                                 CHANGE IN UNREALIZED
                                                 APPRECIATION (DEPRECIATION) ON
                                                    DERIVATIVES
                                                 -----------------------
                                                                    EQUITY
                                                  TOTAL            CONTRACTS
                                                  -------          ---------
             The U.S. Large Cap Value Series.... $11,932            $11,932
             The DFA International Value Series.   3,736              3,736

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Series under the lines of credit during the year ended October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2017.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

  PORTFOLIO                           PURCHASES  SALES   REALIZED GAIN (LOSS)
  ---------                           --------- -------- --------------------
  The U.S. Large Cap Value Series.... $442,838  $204,015       $30,650
  The DFA International Value Series.  135,129    76,512         4,425

J. SECURITIES LENDING:

   As of October 31, 2017, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasuries and U.S. government agency securities with a market value of $1,023,222 and 124,520, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF OCTOBER 31, 2017
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Rights/Warrants..... $522,421,314     --         --         --    $522,421,314
THE DFA INTERNATIONAL VALUE SERIES
Common Stocks......................  593,860,860     --         --         --     593,860,860

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (two of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

                                                                                                             OTHER
                                       TERM OF                                       PORTFOLIOS WITHIN  DIRECTORSHIPS OF
  NAME, ADDRESS                     OFFICE/1/ AND                                      THE DFA FUND     PUBLIC COMPANIES
       AND                            LENGTH OF       PRINCIPAL OCCUPATION DURING       COMPLEX/2/        HELD DURING
  YEAR OF BIRTH        POSITION        SERVICE               PAST 5 YEARS                OVERSEEN        PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
                                           DISINTERESTED TRUSTEES/DIRECTORS
-------------------------------------------------------------------------------------------------------------------------
George M.           Director of     DFAIDG-Since    Leo Melamed Professor of         126 portfolios in       None
Constantinides      DFAIDG and DIG  1983            Finance, University of Chicago   4 investment
University of       Trustee of      DIG-Since 1993  Booth School of Business         companies
Chicago Booth       DFAITC and      DFAITC-Since    (since 1978).
School of Business  DEM             1992
5807 S. Woodlawn                    DEM-Since 1993
Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------
Douglas W.          Director of     DFAIDG-Since    Merton H. Miller Distinguished   126 portfolios in       None
Diamond             DFAIDG and DIG  June 2017       Service Professor of Finance,    4 investment
University of       Trustee of      DIG-Since June  University of Chicago Booth      companies
Chicago Booth       DFAITC and      2017            School of Business (since
School of Business  DEM             DFAITC-Since    1988). Visiting Scholar,
5807 S. Woodlawn                    June 2017       Federal Reserve Bank of
Avenue                              DEM-Since June  Richmond (since
Chicago, IL 60637                   2017            1990). Formerly, Fischer Black
1953                                                Visiting Professor of Financial
                                                    Economics, Alfred P. Sloan
                                                    School of
                                                    Management, Massachusetts
                                                    Institute of Technology (2015
                                                    to 2016).
-------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson   Director of     DFAIDG-Since    Professor in Practice Emeritus   126 portfolios in       None
Yale School of      DFAIDG and DIG  1981            of Finance, Yale School of       4 investment
Management          Trustee of      DIG-Since 1993  Management (since 1984).         companies
P.O. Box 208200     DFAITC and      DFAITC-Since    Chairman, CIO and Partner,
New Haven, CT       DEM             1992            Zebra Capital Management,
06520-8200                          DEM-Since 1993  LLC (hedge fund and asset
1943                                                manager) (since 2001).
                                                    Formerly, Consultant to
                                                    Morningstar, Inc. (2006-2016).
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                OTHER
                                        TERM OF                                      PORTFOLIOS WITHIN    DIRECTORSHIPS OF
   NAME, ADDRESS                     OFFICE/1/ AND                                     THE DFA FUND       PUBLIC COMPANIES
       AND                             LENGTH OF      PRINCIPAL OCCUPATION DURING       COMPLEX/2/           HELD DURING
   YEAR OF BIRTH        POSITION        SERVICE               PAST 5 YEARS               OVERSEEN           PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear     Director of     DFAIDG-Since    Distinguished Visiting Fellow,  126 portfolios in  None
Stanford University  DFAIDG and DIG  2010            Becker Friedman Institute for   4 investment
Graduate School of   Trustee of      DIG-Since 2010  Research in Economics,          companies
Business             DFAITC and      DFAITC-Since    University of Chicago (since
Knight Management    DEM             2010            2015). Morris Arnold Cox
Center, E346                         DEM-Since 2010  Senior Fellow, Hoover
Stanford, CA 94305                                   Institution (since 2002). Jack
1948                                                 Steele Parker Professor of
                                                     Human Resources
                                                     Management and Economics,
                                                     Graduate School of Business,
                                                     Stanford University (since
                                                     1995). Cornerstone Research
                                                     (expert testimony and
                                                     economic and financial
                                                     analysis) (since 2009).
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes     Director of     DFAIDG-Since    Chief Investment Strategist,    126 portfolios in  Formerly, Adviser,
c/o Dimensional      DFAIDG and DIG  1981            Janus Henderson Investors       4 investment       Kuapay, Inc.
Fund Advisors LP     Trustee of      DIG-Since 1993  (since 2014). Frank E. Buck     companies          (2013-2014).
6300 Bee Cave        DFAITC and      DFAITC-Since    Professor of Finance,                              Formerly, Director,
Road, Building One   DEM             1992            Emeritus, Graduate School of                       American Century
Austin, TX 78746                     DEM-Since 1993  Business, Stanford University                      Fund Complex
1941                                                 (since 1981).                                      (registered
                                                                                                        investment
                                                                                                        companies) (43
                                                                                                        Portfolios) (1980-
                                                                                                        2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith       Director of     DFAIDG-Since    Boris and Irene Stern           126 portfolios in  Lead Director,
University of        DFAIDG and DIG  2000            Distinguished Service           4 investment       (beginning May
Chicago Booth        Trustee of      DIG-Since 2000  Professor of Accounting,        companies          2014) and Director
School of Business   DFAITC and      DFAITC-Since    University of Chicago Booth                        (since 2000), HNI
5807 S. Woodlawn     DEM             2000            School of Business (since                          Corporation
Avenue                               DEM-Since 2000  1980).                                             (formerly known as
Chicago, IL 60637                                                                                       HON Industries
1953                                                                                                    Inc.) (office
                                                                                                        furniture); Director,
                                                                                                        Ryder System Inc.
                                                                                                        (transportation,
                                                                                                        logistics and
                                                                                                        supply-chain
                                                                                                        management)
                                                                                                        (since 2003); and
                                                                                                        Trustee, UBS
                                                                                                        Funds (3
                                                                                                        investment
                                                                                                        companies within
                                                                                                        the fund complex)
                                                                                                        (24 portfolios)
                                                                                                        (since 2009).

                                                                                                            OTHER
                                       TERM OF                                      PORTFOLIOS WITHIN  DIRECTORSHIPS OF
  NAME, ADDRESS                     OFFICE/1/ AND                                     THE DFA FUND     PUBLIC COMPANIES
       AND                            LENGTH OF      PRINCIPAL OCCUPATION DURING       COMPLEX/2/        HELD DURING
  YEAR OF BIRTH        POSITION        SERVICE               PAST 5 YEARS               OVERSEEN        PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
                                            INTERESTED TRUSTEES/DIRECTORS*
------------------------------------------------------------------------------------------------------------------------
David G. Booth      Chairman        DFAIDG-Since    Chairman, Director/Trustee,     126 portfolios in       None
6300 Bee Cave       Director of     1981            and formerly, President and     4 investment
Road, Building One  DFAIDG and DIG  DIG-Since 1992  Co-Chief Executive Officer      companies
Austin, TX 78746    Trustee of      DFAITC-Since    (each until March 2017) of
1946                DFAITC and      1992            Dimensional Emerging
                    DEM             DEM-Since 1993  Markets Value Fund ("DEM"),
                                                    DFAIDG, Dimensional
                                                    Investment Group Inc. ("DIG")
                                                    and The DFA Investment Trust
                                                    Company ("DFAITC").
                                                    Executive Chairman, and
                                                    formerly, President and
                                                    Co-Chief Executive Officer
                                                    (each until February 2017) of
                                                    Dimensional Holdings Inc.,
                                                    Dimensional Fund Advisors LP
                                                    and DFA Securities LLC
                                                    (collectively with DEM,
                                                    DFAIDG, DIG and DFAITC,
                                                    the "DFA Entities"). Chairman
                                                    and Director (since 2009) and
                                                    formerly Co-Chief Executive
                                                    Officer (2010-June 2017) of
                                                    Dimensional Fund Advisors
                                                    Canada ULC. Trustee,
                                                    University of Chicago (since
                                                    2002). Trustee, University of
                                                    Kansas Endowment
                                                    Association (since 2005).
                                                    Formerly, Director of
                                                    Dimensional Fund Advisors
                                                    Ltd. (2002-July 2017), DFA
                                                    Australia Limited (1994-July
                                                    2017), Dimensional Advisors
                                                    Ltd. (2012-July 2017),
                                                    Dimensional Funds plc (2006-
                                                    July 2017) and Dimensional
                                                    Funds II plc (2006-July 2017).
                                                    Formerly, Director and
                                                    President of Dimensional
                                                    Japan Ltd. (2012-April 2017).
                                                    Formerly, President,
                                                    Dimensional SmartNest (US)
                                                    LLC (2009-2014); and Limited
                                                    Partner, VSC Investors, LLC
                                                    (2007 to 2015). Formerly,
                                                    Chairman, Director, President
                                                    and Co-Chief Executive Officer
                                                    of Dimensional Cayman
                                                    Commodity Fund I Ltd. (2010-
                                                    September 2017).

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF OFFICE/1/
NAME AND YEAR OF                        AND LENGTH OF
     BIRTH             POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
Valerie A. Brown  Vice President and     Since 2001       Vice President and Assistant Secretary of all the DFA
1967              Assistant Secretary                     Entities, DFA Australia Limited, Dimensional Fund
                                                          Advisors Ltd., Dimensional Cayman Commodity
                                                          Fund I Ltd., Dimensional Fund Advisors Pte. Ltd. and
                                                          Dimensional Hong Kong Limited. Director, Vice
                                                          President and Assistant Secretary of Dimensional
                                                          Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------
David P. Butler   Co-Chief Executive     Since 2017       Co-Chief Executive Officer of all the DFA entities
1964              Officer                                 (since 2017); Director of Dimensional Holdings Inc.
                                                          (since February 2017), Dimensional Fund Advisors
                                                          Canada ULC (since March 2017), Dimensional Japan
                                                          Ltd. (since April 2017), Dimensional Advisors Ltd.
                                                          (since July 2017), DFA Australia Limited (since July
                                                          2017) and Dimensional Fund Advisors Ltd. (since
                                                          August 2017); Director and Co-Chief Executive Officer
                                                          of Dimensional Cayman Commodity Fund I Ltd. (since
                                                          September 13, 2017). Formerly, Vice President
                                                          (October 2007 to February 2017), of all the DFA
                                                          Entities. Head of Global Financial Advisor Services
                                                          (since October 2007) for Dimensional Fund Advisors
                                                          LP.
----------------------------------------------------------------------------------------------------------------
Stephen A. Clark  Executive Vice         Since 2017       Executive Vice President (since March 2017) and
1972              President                               formerly, Vice President (2004 to March 2017), of all
                                                          the DFA Entities. Director and Vice President (since
                                                          February 2016) of Dimensional Japan Ltd. President
                                                          and Director (since February 2016) of Dimensional
                                                          Fund Advisors Canada ULC. Vice President (since
                                                          April 2008) and Director (since October 2016) of DFA
                                                          Australia Limited. Director (since April 2016) of
                                                          Dimensional Advisors Ltd., Dimensional Fund
                                                          Advisors Pte. Ltd., and Dimensional Hong Kong
                                                          Limited. Vice President (since June 2016) of
                                                          Dimensional Fund Advisors Pte. Ltd. Head of Global
                                                          Institutional Services (since January 2014) for
                                                          Dimensional Fund Advisors LP. Formerly, Vice
                                                          President (December 2010-February 2016) of
                                                          Dimensional Fund Advisors Canada ULC; and Head
                                                          of Institutional, North America (March 2012 to
                                                          December 2013) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------
Christopher S.    Vice President and     Since 2004       Vice President and Global Chief Compliance Officer
Crossan           Global Chief                            of all the DFA Entities, DFA Australia Limited and
1965              Compliance Officer                      Dimensional Fund Advisors Ltd. Chief Compliance
                                                          Officer and Chief Privacy Officer of Dimensional Fund
                                                          Advisors Canada ULC (since October 2006 and
                                                          March 2015, respectively), Chief Compliance Officer
                                                          of Dimensional Fund Advisors Pte. Ltd. (since
                                                          October 2012) and Dimensional Japan Ltd. (since
                                                          February 2017). Formerly, Vice President and Global
                                                          Chief Compliance Officer (October 2010-2014) for
                                                          Dimensional SmartNest (US) LLC.

                                               TERM OF OFFICE/1/
NAME AND YEAR OF                                 AND LENGTH OF
      BIRTH               POSITION                  SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
(Michael) Sam      Executive Vice          Since 2017                 Executive Vice President and Chief Operating Officer
Gilliland          President                                          of the DFA Fund Complex (since March 2017).
1962                                                                  Executive Vice President (since February 2017),
                                                                      Senior Advisor and Chief Operating Officer (since
                                                                      February 2016) of Dimensional Funds Advisors LP,
                                                                      Dimensional Holdings Inc. and Dimensional
                                                                      Investment LLC. Executive Vice President (since
                                                                      February 2017) of DFA Securities LLC. Director of
                                                                      Dimensional Advisors Ltd. (since February 2017),
                                                                      Dimensional Hong Kong Limited (since February
                                                                      2017) and DFA Australia Limited (since October
                                                                      2016). Formerly, Consultant for MSG Consulting
                                                                      (August 2013-February 2017), and Chairman and
                                                                      Chief Executive Officer of Sabre Holdings (December
                                                                      2003-August 2013).
-----------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle  Vice President, Chief   Since 2015                 Vice President, Chief Financial Officer, and Treasurer
1958               Financial Officer, and                             of all the DFA Entities. Chief Financial Officer,
                   Treasurer                                          Treasurer and Vice President of Dimensional
                                                                      Advisors Ltd., Dimensional Fund Advisors Ltd.,
                                                                      Dimensional Hong Kong Limited, Dimensional
                                                                      Cayman Commodity Fund I Ltd., Dimensional Fund
                                                                      Advisors Canada ULC, Dimensional Fund Advisors
                                                                      Pte. Ltd and DFA Australia Limited. Director (since
                                                                      August 2016) for Dimensional Funds plc and
                                                                      Dimensional Funds II plc. Formerly, interim Chief
                                                                      Financial Officer and interim Treasurer of all the DFA
                                                                      Entities (April 2016-September 2016); interim Chief
                                                                      Financial Officer and interim Treasurer (April 2016-
                                                                      July 2016) of Dimensional Fund Advisors LP,
                                                                      Dimensional Fund Advisors Ltd., DFA Australia
                                                                      Limited, Dimensional Advisors Ltd., Dimensional Fund
                                                                      Advisors Pte. Ltd, Dimensional Hong Kong Limited,
                                                                      Dimensional Cayman Commodity Fund I Ltd.,
                                                                      Dimensional Fund Advisors Canada ULC; Controller
                                                                      (August 2015-September 2016) of all the DFA
                                                                      Entities; Controller (August 2015-July 2016)
                                                                      Dimensional Fund Advisors LP; Vice President of
                                                                      T. Rowe Price Group, Inc. and Director of Investment
                                                                      Treasury and Treasurer of the T. Rowe Price Funds
                                                                      (March 2008-July 2015).
-----------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon       Vice President and      Vice President since 2004  Vice President and Assistant Secretary (since 2004
1973               Assistant Secretary     and Assistant Secretary    and March 2017, respectively) of all the DFA Entities
                                           since 2017                 and Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President          Since 2010                 Vice President of all the DFA Entities and
1972                                                                  Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Catherine L.       President and General   Since 2017                 President and General Counsel (since March 2017),
Newell             Counsel                                            and formerly, Vice President and Secretary (1997 and
1964                                                                  2000, respectively, to March 2017), of all the DFA
                                                                      Entities. Director, Vice President and Secretary of
                                                                      DFA Australia Limited and Dimensional Fund
                                                                      Advisors Ltd. (since February 2002, April 1997, and
                                                                      May 2002, respectively). Vice President and
                                                                      Secretary of Dimensional Fund Advisors Canada ULC
                                                                      (since June 2003), Dimensional Cayman Commodity
                                                                      Fund I Ltd., Dimensional Japan Ltd (since February
                                                                      2012), Dimensional Advisors Ltd. (since March 2012)
                                                                      and Dimensional Fund Advisors Pte. Ltd. (since June
                                                                      2012). Director of Dimensional Funds plc and
                                                                      Dimensional Funds II plc (since 2002 and 2006,
                                                                      respectively). Director of Dimensional Japan Ltd.,
                                                                      Dimensional Advisors Ltd., Dimensional Fund
                                                                      Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                      Limited (since August 2012 and July 2012). Formerly,
                                                                      Vice President and Secretary (October 2010-
                                                                      November 2014) of Dimensional SmartNest (US)
                                                                      LLC.

                                            TERM OF OFFICE/1/
 NAME AND YEAR OF                             AND LENGTH OF
      BIRTH              POSITION                SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz   Vice President and  Since 2013                 Vice President and Deputy Chief Compliance Officer
1961                Deputy Chief                                   of all the DFA Entities. Deputy Chief Compliance
                    Compliance Officer                             Officer (since December 2012) of Dimensional Fund
                                                                   Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Carolyn L. O        Vice President and  Vice President since 2010  Vice President and Secretary (since 2010 and March
1974                Secretary           and Secretary since 2017   2017, respectively) of all the DFA Entities,
                                                                   Dimensional Cayman Commodity Fund I Ltd., and
                                                                   Dimensional Fund Advisors Canada ULC (since April
                                                                   2016).
-------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Co-Chief Executive  Since 2017                 Co-Chief Executive Officer and Chief Investment
1976                Officer and Chief                              Officer of DFAIDG, DFAITC, DIG and DEM (since
                    Investment Officer                             September, 2017) and Dimensional Holdings Inc.,
                                                                   Dimensional Fund Advisors LP, DFA Securities LLC
                                                                   and Dimensional Fund Advisors Canada ULC (since
                                                                   September, 2017); Chief Investment Officer and
                                                                   Director of DFA Australia Limited (since September,
                                                                   2017 and October 2017, respectively); Director,
                                                                   Co-Chief Executive Officer and Chief Investment
                                                                   Officer of Dimensional Cayman Commodity Fund I
                                                                   Ltd. (since September, 2017); Director of Dimensional
                                                                   Funds plc and Dimensional Fund II plc (since August
                                                                   2014) and Dimensional Fund Advisors Pte. Ltd. (since
                                                                   June 2017); Co-Chief Investment Officer and Vice
                                                                   President (since February 2016) of Dimensional
                                                                   Japan Ltd. Formerly, Executive Vice President (March
                                                                   2017-September, 2017), Co-Chief Investment Officer
                                                                   (June 2014-September, 2017) and Vice President
                                                                   (January 2007-March 2017) of DFAIDG, DFAITC, DIG
                                                                   and DEM; Executive Vice President (February 2017-
                                                                   September, 2017), Co-Chief Investment Officer (June
                                                                   2014-September, 2017) and Vice President (January
                                                                   2007-February 2017) of Dimensional Holdings Inc.,
                                                                   Dimensional Fund Advisors LP and DFA Securities
                                                                   LLC; Vice President and Co-Chief Investment Officer
                                                                   (April 2014-September, 2017) of Dimensional Fund
                                                                   Advisors Canada ULC; Co-Chief Investment Officer of
                                                                   DFA Australia Limited (April 2014-September, 2017);
                                                                   Co-Chief Investment Officer of DFA Securities LLC,
                                                                   Dimensional Fund Advisors LP, and Dimensional
                                                                   Holdings LLC (April 2014-September, 2017).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2016 to October 31, 2017, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                 QUALIFYING
                                                                                     FOR
                             NET                                                  CORPORATE
                         INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING  FOREIGN    FOREIGN
DIMENSIONAL INVESTMENT     INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND     TAX       SOURCE
GROUP INC.              DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2) CREDIT (3) INCOME (4)
----------------------  ------------- ------------- ------------- ------------- ------------- ---------- ---------- ----------
U.S. Large Cap Value
 Portfolio II..........       43%          --            57%           100%          100%        100%        --          6%
DFA International
 Value Portfolio II....      100%          --            --            100%          100%        100%         5%       100%

                                   QUALIFYING
                                     SHORT-
                        QUALIFYING    TERM
DIMENSIONAL INVESTMENT   INTEREST   CAPITAL
GROUP INC.              INCOME (5)  GAIN (6)
----------------------  ---------- ----------
U.S. Large Cap Value
 Portfolio II..........    100%       100%
DFA International
 Value Portfolio II....    100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103117-009A
 [LOGO]                                                              00202781

[LOGO]

Annual Report

YEAR ENDED: OCTOBER 31, 2017

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

[LOGO]

December 2017

Dear Fellow Shareholder,

On behalf of everyone at Dimensional, we thank you for trusting us with your investments. We recognize that the assets we manage for you play an important role in your future. And we are committed to enhancing shareholder value every day through the quality of our implementation.

Dimensional believes that an approach based on sensible and thoroughly vetted investment ideas leads to a consistent set of funds that can help you achieve your investment goals. Over the past 36 years, we have built upon a foundation of sensible investment ideas, which evolved through research and refinement. The goal has always been to find additional ways to enhance our funds while remaining consistent in our approach.

We believe these efforts have indeed helped people meet a wide range of goals and be long-term investors. We appreciate the opportunity to continue serving our shareholders.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                    PAGE
                                                                    ----
        LETTER TO SHAREHOLDERS
        DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................   1
        DIMENSIONAL INVESTMENT GROUP INC.
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   4
           Disclosure of Fund Expenses.............................   7
           Disclosure of Portfolio Holdings........................   9
           Schedules of Investments
               DFA International Value Portfolio III...............  10
               U.S. Large Cap Value Portfolio III..................  10
               Tax-Managed U.S. Marketwide Value Portfolio II......  10
           Statements of Assets and Liabilities....................  11
           Statements of Operations................................  12
           Statements of Changes in Net Assets.....................  13
           Financial Highlights....................................  15
           Notes to Financial Statements...........................  17
           Report of Independent Registered Public Accounting Firm.  25
        THE DFA INVESTMENT TRUST COMPANY
           Performance Charts......................................  26
           Management's Discussion and Analysis....................  28
           Disclosure of Fund Expenses.............................  31
           Disclosure of Portfolio Holdings........................  33
           Summary Schedules of Portfolio Holdings
               The U.S. Large Cap Value Series.....................  34
               The DFA International Value Series..................  37
               The Tax-Managed U.S. Marketwide Value Series........  41
           Statements of Assets and Liabilities....................  44
           Statements of Operations................................  45
           Statements of Changes in Net Assets.....................  46
           Financial Highlights....................................  47
           Notes to Financial Statements...........................  48
           Report of Independent Registered Public Accounting Firm.  58
        FUND MANAGEMENT............................................  59
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES................  66
        NOTICE TO SHAREHOLDERS.....................................  67

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO III VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                 DFA International             MSCI World ex USA
                Value Portfolio III          Index (net dividends)
               ---------------------         ---------------------
10/31/2007            $10,000                      $10,000
11/30/2007             $9,394                       $9,609
12/31/2007             $9,189                       $9,428
 1/31/2008             $8,446                       $8,578
 2/29/2008             $8,337                       $8,734
 3/31/2008             $8,438                       $8,609
 4/30/2008             $8,814                       $9,088
 5/31/2008             $8,818                       $9,225
 6/30/2008             $7,947                       $8,508
 7/31/2008             $7,723                       $8,205
 8/31/2008             $7,400                       $7,888
 9/30/2008             $6,532                       $6,749
10/31/2008             $4,897                       $5,345
11/30/2008             $4,593                       $5,055
12/31/2008             $4,942                       $5,322
 1/31/2009             $4,262                       $4,825
 2/28/2009             $3,736                       $4,337
 3/31/2009             $4,143                       $4,623
 4/30/2009             $4,906                       $5,219
 5/31/2009             $5,636                       $5,879
 6/30/2009             $5,553                       $5,818
 7/31/2009             $6,208                       $6,364
 8/31/2009             $6,564                       $6,669
 9/30/2009             $6,904                       $6,944
10/31/2009             $6,629                       $6,833
11/30/2009             $6,822                       $7,002
12/31/2009             $6,901                       $7,113
 1/31/2010             $6,503                       $6,780
 2/28/2010             $6,525                       $6,773
 3/31/2010             $7,043                       $7,209
 4/30/2010             $6,922                       $7,102
 5/31/2010             $6,112                       $6,318
 6/30/2010             $6,004                       $6,227
 7/31/2010             $6,756                       $6,802
 8/31/2010             $6,426                       $6,599
 9/30/2010             $7,114                       $7,232
10/31/2010             $7,361                       $7,489
11/30/2010             $6,990                       $7,172
12/31/2010             $7,644                       $7,750
 1/31/2011             $7,973                       $7,917
 2/28/2011             $8,235                       $8,210
 3/31/2011             $8,011                       $8,046
 4/30/2011             $8,435                       $8,484
 5/31/2011             $8,132                       $8,232
 6/30/2011             $8,019                       $8,115
 7/31/2011             $7,764                       $7,981
 8/31/2011             $6,929                       $7,307
 9/30/2011             $6,174                       $6,573
10/31/2011             $6,768                       $7,212
11/30/2011             $6,544                       $6,879
12/31/2011             $6,369                       $6,804
 1/31/2012             $6,799                       $7,171
 2/29/2012             $7,150                       $7,565
 3/31/2012             $7,096                       $7,509
 4/30/2012             $6,841                       $7,382
 5/31/2012             $5,993                       $6,540
 6/30/2012             $6,420                       $6,969
 7/31/2012             $6,392                       $7,056
 8/31/2012             $6,657                       $7,257
 9/30/2012             $6,895                       $7,477
10/31/2012             $6,981                       $7,530
11/30/2012             $7,090                       $7,688
12/31/2012             $7,439                       $7,920
 1/31/2013             $7,791                       $8,310
 2/28/2013             $7,556                       $8,227
 3/31/2013             $7,582                       $8,292
 4/30/2013             $7,954                       $8,670
 5/31/2013             $7,856                       $8,476
 6/30/2013             $7,583                       $8,158
 7/31/2013             $8,098                       $8,592
 8/31/2013             $8,043                       $8,482
 9/30/2013             $8,650                       $9,081
10/31/2013             $8,946                       $9,386
11/30/2013             $8,981                       $9,443
12/31/2013             $9,178                       $9,586
 1/31/2014             $8,841                       $9,199
 2/28/2014             $9,346                       $9,701
 3/31/2014             $9,280                       $9,657
 4/30/2014             $9,440                       $9,809
 5/31/2014             $9,542                       $9,961
 6/30/2014             $9,662                      $10,103
 7/31/2014             $9,445                       $9,923
 8/31/2014             $9,450                       $9,931
 9/30/2014             $9,039                       $9,523
10/31/2014             $8,881                       $9,371
11/30/2014             $8,886                       $9,487
12/31/2014             $8,551                       $9,171
 1/31/2015             $8,495                       $9,139
 2/28/2015             $9,106                       $9,685
 3/31/2015             $8,916                       $9,523
 4/30/2015             $9,403                       $9,935
 5/31/2015             $9,409                       $9,849
 6/30/2015             $9,135                       $9,569
 7/31/2015             $9,049                       $9,721
 8/31/2015             $8,376                       $9,013
 9/30/2015             $7,804                       $8,558
10/31/2015             $8,400                       $9,201
11/30/2015             $8,291                       $9,055
12/31/2015             $8,026                       $8,893
 1/31/2016             $7,399                       $8,280
 2/29/2016             $7,163                       $8,165
 3/31/2016             $7,709                       $8,719
 4/30/2016             $8,083                       $8,999
 5/31/2016             $7,929                       $8,898
 6/30/2016             $7,644                       $8,627
 7/31/2016             $7,982                       $9,052
 8/31/2016             $8,194                       $9,060
 9/30/2016             $8,283                       $9,170
10/31/2016             $8,393                       $8,992
11/30/2016             $8,435                       $8,848
12/31/2016             $8,714                       $9,137
 1/31/2017             $9,088                       $9,409
 2/28/2017             $9,021                       $9,517
 3/31/2017             $9,226                       $9,759
 4/30/2017             $9,361                       $9,967
 5/31/2017             $9,521                      $10,299
 6/30/2017             $9,627                      $10,308
 7/31/2017            $10,077                      $10,615
 8/31/2017            $10,065                      $10,613
 9/30/2017            $10,428                      $10,888            Past performance is not predictive of
10/31/2017            $10,617                      $11,037            future performance.
                                                                      The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS            redemption of fund shares.
         -------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              26.50%      8.75%      0.60%            rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                U.S. Large Cap
              Value Portfolio III       Russell 1000/R/ Value Index
             ---------------------      ---------------------------
 10/31/2007        $10,000                         $10,000
 11/30/2007         $9,441                          $9,511
 12/31/2007         $9,412                          $9,419
  1/31/2008         $9,052                          $9,042
  2/29/2008         $8,776                          $8,663
  3/31/2008         $8,690                          $8,598
  4/30/2008         $9,238                          $9,017
  5/31/2008         $9,461                          $9,003
  6/30/2008         $8,423                          $8,141
  7/31/2008         $8,332                          $8,112
  8/31/2008         $8,493                          $8,250
  9/30/2008         $7,731                          $7,644
 10/31/2008         $5,990                          $6,320
 11/30/2008         $5,405                          $5,867
 12/31/2008         $5,577                          $5,949
  1/31/2009         $4,914                          $5,265
  2/28/2009         $4,229                          $4,561
  3/31/2009         $4,644                          $4,951
  4/30/2009         $5,394                          $5,482
  5/31/2009         $5,813                          $5,821
  6/30/2009         $5,738                          $5,778
  7/31/2009         $6,285                          $6,251
  8/31/2009         $6,710                          $6,578
  9/30/2009         $7,000                          $6,832
 10/31/2009         $6,701                          $6,623
 11/30/2009         $7,078                          $6,996
 12/31/2009         $7,275                          $7,120
  1/31/2010         $7,102                          $6,920
  2/28/2010         $7,414                          $7,138
  3/31/2010         $7,992                          $7,603
  4/30/2010         $8,243                          $7,800
  5/31/2010         $7,539                          $7,158
  6/30/2010         $6,969                          $6,755
  7/31/2010         $7,512                          $7,213
  8/31/2010         $7,058                          $6,904
  9/30/2010         $7,751                          $7,440
 10/31/2010         $8,039                          $7,663
 11/30/2010         $7,977                          $7,622
 12/31/2010         $8,757                          $8,224
  1/31/2011         $9,035                          $8,410
  2/28/2011         $9,524                          $8,720
  3/31/2011         $9,569                          $8,755
  4/30/2011         $9,808                          $8,988
  5/31/2011         $9,672                          $8,893
  6/30/2011         $9,497                          $8,711
  7/31/2011         $9,063                          $8,422
  8/31/2011         $8,296                          $7,896
  9/30/2011         $7,457                          $7,299
 10/31/2011         $8,492                          $8,135
 11/30/2011         $8,423                          $8,093
 12/31/2011         $8,489                          $8,256
  1/31/2012         $8,912                          $8,568
  2/29/2012         $9,427                          $8,910
  3/31/2012         $9,599                          $9,174
  4/30/2012         $9,402                          $9,081
  5/31/2012         $8,733                          $8,548
  6/30/2012         $9,206                          $8,972
  7/31/2012         $9,294                          $9,065
  8/31/2012         $9,662                          $9,262
  9/30/2012        $10,019                          $9,556
 10/31/2012        $10,048                          $9,509
 11/30/2012        $10,066                          $9,505
 12/31/2012        $10,371                          $9,702
  1/31/2013        $11,099                         $10,332
  2/28/2013        $11,241                         $10,480
  3/31/2013        $11,778                         $10,896
  4/30/2013        $11,902                         $11,060
  5/31/2013        $12,389                         $11,344
  6/30/2013        $12,252                         $11,244
  7/31/2013        $12,986                         $11,851
  8/31/2013        $12,604                         $11,402
  9/30/2013        $12,972                         $11,687
 10/31/2013        $13,631                         $12,199
 11/30/2013        $14,200                         $12,540
 12/31/2013        $14,581                         $12,857
  1/31/2014        $14,003                         $12,401
  2/28/2014        $14,476                         $12,937
  3/31/2014        $14,817                         $13,246
  4/30/2014        $14,916                         $13,372
  5/31/2014        $15,243                         $13,567
  6/30/2014        $15,659                         $13,922
  7/31/2014        $15,541                         $13,685
  8/31/2014        $16,037                         $14,187
  9/30/2014        $15,642                         $13,895
 10/31/2014        $15,760                         $14,207
 11/30/2014        $15,947                         $14,498
 12/31/2014        $16,066                         $14,587
  1/31/2015        $15,270                         $14,004
  2/28/2015        $16,349                         $14,681
  3/31/2015        $16,041                         $14,482
  4/30/2015        $16,365                         $14,617
  5/31/2015        $16,550                         $14,793
  6/30/2015        $16,284                         $14,497
  7/31/2015        $16,237                         $14,561
  8/31/2015        $15,254                         $13,694
  9/30/2015        $14,762                         $13,280
 10/31/2015        $15,971                         $14,282
 11/30/2015        $16,031                         $14,337
 12/31/2015        $15,529                         $14,029
  1/31/2016        $14,471                         $13,304
  2/29/2016        $14,499                         $13,300
  3/31/2016        $15,555                         $14,258
  4/30/2016        $15,977                         $14,558
  5/31/2016        $16,191                         $14,784
  6/30/2016        $16,175                         $14,912
  7/31/2016        $16,728                         $15,345
  8/31/2016        $16,929                         $15,463
  9/30/2016        $17,009                         $15,431
 10/31/2016        $16,720                         $15,192
 11/30/2016        $18,034                         $16,060
 12/31/2016        $18,493                         $16,461
  1/31/2017        $18,755                         $16,578
  2/28/2017        $19,325                         $17,174
  3/31/2017        $19,146                         $16,999
  4/30/2017        $19,274                         $16,967
  5/31/2017        $19,259                         $16,951
  6/30/2017        $19,576                         $17,228
  7/31/2017        $19,909                         $17,457
  8/31/2017        $19,727                         $17,253
  9/30/2017        $20,489                         $17,764
 10/31/2017        $20,786                         $17,893             Past performance is not predictive of
                                                                       future performance.
                                                                       The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE         TEN             redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS       YEARS            Russell data copyright (C) Russell
         --------------------------------------------------------      Investment Group 1995-2017, all rights
                              24.32%      15.65%      7.59%            reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

             Tax-Managed U.S. Marketwide
                  Value Portfolio II              Russell 3000/R/ Value Index
             ---------------------------          ---------------------------
 10/31/2007           $10,000                               $10,000
 11/30/2007            $9,411                                $9,490
 12/31/2007            $9,369                                $9,399
  1/31/2008            $8,999                                $9,022
  2/29/2008            $8,675                                $8,646
  3/31/2008            $8,515                                $8,596
  4/30/2008            $9,000                                $9,003
  5/31/2008            $9,194                                $9,014
  6/30/2008            $8,182                                $8,151
  7/31/2008            $8,119                                $8,156
  8/31/2008            $8,285                                $8,315
  9/30/2008            $7,582                                $7,723
 10/31/2008            $5,886                                $6,368
 11/30/2008            $5,303                                $5,888
 12/31/2008            $5,485                                $5,992
  1/31/2009            $4,771                                $5,289
  2/28/2009            $4,127                                $4,581
  3/31/2009            $4,564                                $4,973
  4/30/2009            $5,352                                $5,527
  5/31/2009            $5,752                                $5,850
  6/30/2009            $5,672                                $5,809
  7/31/2009            $6,251                                $6,300
  8/31/2009            $6,665                                $6,627
  9/30/2009            $6,962                                $6,889
 10/31/2009            $6,630                                $6,658
 11/30/2009            $6,938                                $7,021
 12/31/2009            $7,196                                $7,176
  1/31/2010            $6,993                                $6,974
  2/28/2010            $7,315                                $7,202
  3/31/2010            $7,891                                $7,682
  4/30/2010            $8,196                                $7,909
  5/31/2010            $7,497                                $7,257
  6/30/2010            $6,920                                $6,830
  7/31/2010            $7,478                                $7,294
  8/31/2010            $6,986                                $6,963
  9/30/2010            $7,685                                $7,520
 10/31/2010            $7,986                                $7,750
 11/30/2010            $8,004                                $7,728
 12/31/2010            $8,757                                $8,341
  1/31/2011            $8,975                                $8,514
  2/28/2011            $9,484                                $8,838
  3/31/2011            $9,546                                $8,880
  4/30/2011            $9,771                                $9,109
  5/31/2011            $9,613                                $9,007
  6/30/2011            $9,447                                $8,819
  7/31/2011            $9,045                                $8,527
  8/31/2011            $8,297                                $7,977
  9/30/2011            $7,453                                $7,352
 10/31/2011            $8,486                                $8,211
 11/30/2011            $8,419                                $8,170
 12/31/2011            $8,505                                $8,332
  1/31/2012            $8,948                                $8,666
  2/29/2012            $9,422                                $8,994
  3/31/2012            $9,623                                $9,262
  4/30/2012            $9,444                                $9,164
  5/31/2012            $8,783                                $8,625
  6/30/2012            $9,245                                $9,052
  7/31/2012            $9,326                                $9,132
  8/31/2012            $9,673                                $9,336
  9/30/2012           $10,025                                $9,635
 10/31/2012           $10,056                                $9,583
 11/30/2012           $10,119                                $9,581
 12/31/2012           $10,410                                $9,794
  1/31/2013           $11,095                               $10,427
  2/28/2013           $11,271                               $10,574
  3/31/2013           $11,828                               $10,995
  4/30/2013           $11,916                               $11,147
  5/31/2013           $12,307                               $11,437
  6/30/2013           $12,231                               $11,340
  7/31/2013           $12,971                               $11,962
  8/31/2013           $12,592                               $11,502
  9/30/2013           $13,051                               $11,820
 10/31/2013           $13,667                               $12,327
 11/30/2013           $14,231                               $12,681
 12/31/2013           $14,628                               $12,996
  1/31/2014           $14,048                               $12,531
  2/28/2014           $14,564                               $13,075
  3/31/2014           $14,783                               $13,376
  4/30/2014           $14,815                               $13,465
  5/31/2014           $15,167                               $13,654
  6/30/2014           $15,557                               $14,029
  7/31/2014           $15,313                               $13,741
  8/31/2014           $15,878                               $14,253
  9/30/2014           $15,471                               $13,907
 10/31/2014           $15,741                               $14,269
 11/30/2014           $15,941                               $14,533
 12/31/2014           $16,104                               $14,646
  1/31/2015           $15,298                               $14,058
  2/28/2015           $16,403                               $14,737
  3/31/2015           $16,246                               $14,571
  4/30/2015           $16,415                               $14,671
  5/31/2015           $16,663                               $14,843
  6/30/2015           $16,490                               $14,571
  7/31/2015           $16,536                               $14,597
  8/31/2015           $15,494                               $13,739
  9/30/2015           $15,010                               $13,320
 10/31/2015           $16,194                               $14,304
 11/30/2015           $16,227                               $14,386
 12/31/2015           $15,680                               $14,041
  1/31/2016           $14,683                               $13,298
  2/29/2016           $14,649                               $13,302
  3/31/2016           $15,675                               $14,272
  4/30/2016           $16,067                               $14,572
  5/31/2016           $16,257                               $14,801
  6/30/2016           $16,242                               $14,923
  7/31/2016           $16,684                               $15,384
  8/31/2016           $16,854                               $15,522
  9/30/2016           $16,931                               $15,501
 10/31/2016           $16,644                               $15,241
 11/30/2016           $17,915                               $16,198
 12/31/2016           $18,403                               $16,624
  1/31/2017           $18,623                               $16,723
  2/28/2017           $19,135                               $17,295
  3/31/2017           $18,977                               $17,122
  4/30/2017           $19,155                               $17,097
  5/31/2017           $19,084                               $17,040
  6/30/2017           $19,410                               $17,342
  7/31/2017           $19,705                               $17,564
  8/31/2017           $19,518                               $17,342
  9/30/2017           $20,231                               $17,908
 10/31/2017           $20,404                               $18,030

                                                                                 Past performance is not predictive of
                                                                                 future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE          TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  22.59%        15.20%       7.39%               reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------

           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                           --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------

         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                      --------------------------------

                                            LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For funds investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the funds' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO III

   The DFA International Value Portfolio III is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 26.50% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Master Fund's emphasis on value stocks contributed positively to performance relative to the benchmark. The Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities also had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks generally outperformed other value stocks.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
              -------------------------------------------------

 Russell 2000(R) Value Index (small-cap value stocks).................. 24.81%
 Russell 2000(R) Growth Index (small-cap growth stocks)................ 31.00%
 Russell 1000(R) Value Index (large-cap value stocks).................. 17.78%
 Russell 1000(R) Growth Index (large-cap growth stocks)................ 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE PORTFOLIO III

   The U.S. Large Cap Value Portfolio III is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.32% for the Portfolio and 17.78% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on smaller stocks within the large cap universe contributed positively to performance relative to the benchmark, as these stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among large-cap value stocks, the Master Fund's greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed less profitable stocks, and the Master Fund's greater emphasis on more profitable stocks contributed to relative performance. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

   The Tax-Managed U.S. Marketwide Value Portfolio II invests in a broadly diversified group of U.S. low relative price (value) stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund managed by Dimensional that invests in such stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 900 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 22.59% for the Portfolio and 18.30% for the Russell 3000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. Exclusive of real estate investment trusts (REITs) and certain utilities, the Master Fund's greater focus on low relative price (value) stocks benefited performance relative to the benchmark, as the lowest relative price (deep value) stocks in the benchmark outperformed for the period. Within the value portion of the market, stocks with higher profitability outperformed stocks with lower profitability and the Master Fund's greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                                            SIX MONTHS ENDED OCTOBER 31, 2017
EXPENSE TABLES
                                                  BEGINNING  ENDING                   EXPENSES
                                                   ACCOUNT   ACCOUNT     ANNUALIZED     PAID
                                                    VALUE     VALUE       EXPENSE      DURING
                                                  05/01/17  10/31/17      RATIO*      PERIOD*
                                                  ---------  ----------  ----------   --------
DFA INTERNATIONAL VALUE PORTFOLIO III**
---------------------------------------
Actual Fund Return............................... $1,000.00 $1,134.10      0.23%       $1.24
Hypothetical 5% Annual Return.................... $1,000.00 $1,024.05      0.23%       $1.17

U.S. LARGE CAP VALUE PORTFOLIO III**
------------------------------------
Actual Fund Return............................... $1,000.00 $1,078.50      0.13%       $0.68
Hypothetical 5% Annual Return.................... $1,000.00 $1,024.55      0.13%       $0.66

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II**
------------------------------------------------
Actual Fund Return............................... $1,000.00 $1,065.20      0.22%       $1.15
Hypothetical 5% Annual Return.................... $1,000.00 $1,024.10      0.22%       $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                              AFFILIATED INVESTMENT COMPANY
                                              -----------------------------
     DFA International Value Portfolio III...             100.0%
     U.S. Large Cap Value Portfolio III......             100.0%
     Tax-Managed U.S. Marketwide Value
       Portfolio II..........................             100.0%

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                              VALUE+
                                                          --------------
       AFFILIATED INVESTMENT COMPANY -- (100.0%)
       Investment in The DFA International Value Series
         of The DFA Investment Trust Company............. $2,541,897,197
                                                          --------------
          TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
            COMPANY...................................... $2,541,897,197
                                                          ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                              VALUE+
                                                          --------------
       AFFILIATED INVESTMENT COMPANY -- (100.0%)
       Investment in The U.S. Large Cap Value Series of
          The DFA Investment Trust Company............... $3,709,068,088
                                                          --------------
          TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
            COMPANY...................................... $3,709,068,088
                                                          ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                              VALUE+
                                                          --------------
       AFFILIATED INVESTMENT COMPANY -- (100.0%)
       Investment in The Tax-Managed U.S. Marketwide
         Value Series of  The DFA Investment Trust
         Company......................................... $1,815,617,284
                                                          --------------
          TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
            COMPANY...................................... $1,815,617,284
                                                          ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                       TAX-MANAGED
                                                                           DFA                            U.S.
                                                                      INTERNATIONAL  U.S. LARGE CAP    MARKETWIDE
                                                                     VALUE PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
                                                                           III             III             II
                                                                     --------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............  $  2,541,897    $  3,709,068    $  1,815,617
Receivables:
  Fund Shares Sold..................................................         1,112           1,561             358
Prepaid Expenses and Other Assets...................................            18              22              24
                                                                      ------------    ------------    ------------
     Total Assets...................................................     2,543,027       3,710,651       1,815,999
                                                                      ------------    ------------    ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed..............................................         1,403           1,486             479
  Due to Advisor....................................................            21              31              --
Accrued Expenses and Other Liabilities..............................           119             173              83
                                                                      ------------    ------------    ------------
     Total Liabilities..............................................         1,543           1,690             562
                                                                      ------------    ------------    ------------
NET ASSETS..........................................................  $  2,541,484    $  3,708,961    $  1,815,437
                                                                      ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................   150,453,443     135,912,498      64,140,347
                                                                      ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..............................................................  $      16.89    $      27.29    $      28.30
                                                                      ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  2,121,065    $  2,043,450    $    881,317
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................         7,263           4,437           2,606
Accumulated Net Realized Gain (Loss)................................       (32,353)        235,775          61,064
Net Unrealized Foreign Exchange Gain (Loss).........................            27              --              --
Net Unrealized Appreciation (Depreciation)..........................       445,482       1,425,299         870,450
                                                                      ------------    ------------    ------------
NET ASSETS..........................................................  $  2,541,484    $  3,708,961    $  1,815,437
                                                                      ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.....................................   500,000,000     700,000,000     500,000,000
                                                                      ============    ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                           TAX-MANAGED
                                                                                DFA                            U.S.
                                                                           INTERNATIONAL    U.S. LARGE      MARKETWIDE
                                                                               VALUE         CAP VALUE        VALUE
                                                                          PORTFOLIO III*# PORTFOLIO III*# PORTFOLIO II*#
                                                                          --------------- --------------- --------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $6,612,
     $0 and $2, respectively)............................................    $ 79,567        $ 78,758        $ 37,811
    Income from Securities Lending.......................................       1,954             383             185
    Expenses Allocated from Affiliated Investment Company................      (4,874)         (3,790)         (3,579)
                                                                             --------        --------        --------
     Total Investment Income.............................................      76,647          75,351          34,417
                                                                             --------        --------        --------
FUND EXPENSES
  Investment Management Fees.............................................       4,841           3,780           3,401
  Accounting & Transfer Agent Fees.......................................          58              65              31
  Filing Fees............................................................          64              74              58
  Shareholders' Reports..................................................          53              53              26
  Directors'/Trustees' Fees & Expenses...................................          23              34              17
  Audit Fees.............................................................           5               7               5
  Legal Fees.............................................................          52              71              34
  Other..................................................................          12              17              11
                                                                             --------        --------        --------
     Total Expenses......................................................       5,108           4,101           3,583
                                                                             --------        --------        --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (4,610)         (3,436)         (3,401)
                                                                             --------        --------        --------
  Net Expenses...........................................................         498             665             182
                                                                             --------        --------        --------
  NET INVESTMENT INCOME (LOSS)...........................................      76,149          74,686          34,235
                                                                             --------        --------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................      23,940         241,441          62,482
    Futures..............................................................       3,428           3,087              21
    Foreign Currency Transactions........................................        (571)             --              --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     444,512         411,724         242,562
    Futures..............................................................       1,065           1,059              (1)
    Translation of Foreign Currency Denominated Amounts..................         226              --              --
                                                                             --------        --------        --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................     472,600         657,311         305,064
                                                                             --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........    $548,749        $731,997        $339,299
                                                                             ========        ========        ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                              TAX-MANAGED U.S.
                                           DFA INTERNATIONAL VALUE  U.S. LARGE CAP VALUE   MARKETWIDE VALUE PORTFOLIO
                                                PORTFOLIO III           PORTFOLIO III                II
                                           ----------------------  ----------------------  -------------------------
                                              YEAR        YEAR        YEAR        YEAR        YEAR          YEAR
                                             ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,
                                              2017        2016        2017        2016        2017          2016
                                           ----------  ----------  ----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   76,149  $   70,750  $   74,686  $   70,105  $   34,235    $   30,015
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     23,940     (59,118)    241,441     109,454      62,482        57,064
    Futures...............................      3,428       1,336       3,087       3,180          21         1,657
    Foreign Currency Transactions.........       (571)      1,222          --          --          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    444,512       7,817     411,724     (39,567)    242,562       (44,591)
    Futures...............................      1,065        (291)      1,059        (543)         (1)           --
    Translation of Foreign Currency
     Denominated Amounts..................        226        (180)         --          --          --            --
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    548,749      21,536     731,997     142,629     339,299        44,145
                                           ----------  ----------  ----------  ----------   ----------   ----------
Distributions From:
  Net Investment Income...................    (76,159)    (67,959)    (71,340)    (69,979)    (33,385)      (29,848)
  Net Short-Term Gains....................         --          --        (313)         --          --            --
  Net Long-Term Gains.....................         --     (41,317)   (107,951)   (154,996)    (56,923)      (24,937)
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Total Distributions..................    (76,159)   (109,276)   (179,604)   (224,975)    (90,308)      (54,785)
                                           ----------  ----------  ----------  ----------   ----------   ----------
Capital Share Transactions (1):
  Shares Issued...........................    257,528     618,846     459,795     476,073     123,118       198,695
  Shares Issued in Lieu of Cash
   Distributions..........................     58,612      83,203     138,620     176,803      89,811        54,499
  Shares Redeemed.........................   (314,373)   (473,759)   (503,197)   (512,335)   (171,020)     (205,186)
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........      1,767     228,290      95,218     140,541      41,909        48,008
                                           ----------  ----------  ----------  ----------   ----------   ----------
     Total Increase (Decrease) in Net
      Assets..............................    474,357     140,550     647,611      58,195     290,900        37,368
NET ASSETS
  Beginning of Year.......................  2,067,127   1,926,577   3,061,350   3,003,155   1,524,537     1,487,169
                                           ----------  ----------  ----------  ----------   ----------   ----------
  End of Year............................. $2,541,484  $2,067,127  $3,708,961  $3,061,350  $1,815,437    $1,524,537
                                           ==========  ==========  ==========  ==========   ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     16,980      48,005      17,961      21,878       4,591         8,756
  Shares Issued in Lieu of Cash
   Distributions..........................      3,841       6,331       5,491       7,967       3,399         2,305
  Shares Redeemed.........................    (20,190)    (35,998)    (19,761)    (23,247)     (6,428)       (8,905)
                                           ----------  ----------  ----------  ----------   ----------   ----------

                                                                                           TAX-MANAGED U.S.
                                              DFA INTERNATIONAL VALUE U.S. LARGE CAP VALUE MARKETWIDE VALUE PORTFOLIO
                                                PORTFOLIO III           PORTFOLIO III             II
                                              ----------------------- -------------------- --------------------------
                                                YEAR        YEAR        YEAR       YEAR      YEAR          YEAR
                                               ENDED       ENDED       ENDED      ENDED     ENDED         ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,      OCT. 31,
                                                2017        2016        2017       2016      2017          2016
                                              --------    --------    --------   --------  --------      --------
INCREASE (DECREASE) IN NET ASSETS
     Net Increase (Decrease) from Shares
      Issued and Redeemed....................     631      18,338       3,691      6,598     1,562         2,156
                                               ======     =======      ======     ======    ======        ======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).....................................  $7,263     $ 8,637      $4,437     $3,889    $2,606        $2,364

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            DFA INTERNATIONAL VALUE PORTFOLIO III
                                -------------------------------------------------------------  -----------
                                   YEAR         YEAR         YEAR         YEAR        YEAR        YEAR
                                  ENDED        ENDED        ENDED        ENDED       ENDED       ENDED
                                 OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                   2017         2016         2015         2014        2013        2017
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $    13.80  $    14.65   $    16.26   $    17.84   $    14.69  $    23.15
                                ----------  ----------   ----------   ----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.50        0.49         0.52         0.78         0.50        0.56
 Net Gains (Losses) on
   Securities (Realized........
 and Unrealized)...............       3.10       (0.56)       (1.38)       (0.88)        3.48        4.94
                                ----------  ----------   ----------   ----------   ----------  ----------
   Total from Investment
    Operations.................       3.60       (0.07)       (0.86)       (0.10)        3.98        5.50
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.51)      (0.47)       (0.49)       (0.76)       (0.51)      (0.53)
 Net Realized Gains............         --       (0.31)       (0.26)       (0.72)       (0.32)      (0.83)
                                ----------  ----------   ----------   ----------   ----------  ----------
   Total Distributions.........      (0.51)      (0.78)       (0.75)       (1.48)       (0.83)      (1.36)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $    16.89  $    13.80   $    14.65   $    16.26   $    17.84  $    27.29
=============================   ==========  ==========   ==========   ==========   ==========  ==========
Total Return...................      26.50%      (0.09)%      (5.41)%      (0.73)%      28.15%      24.32%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $2,541,484  $2,067,127   $1,926,577   $1,836,655   $1,725,850  $3,708,961
Ratio of Expenses to Average
 Net Assets (B)................       0.24%       0.24%        0.25%        0.24%        0.25%       0.13%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....       0.44%       0.44%        0.30%        0.24%        0.25%       0.23%
Ratio of Net Investment
 Income to Average Net Assets..       3.30%       3.70%        3.29%        4.48%        3.15%       2.17%
-----------------------------------------------------------------------------------------------------------

                                 U.S. LARGE CAP VALUE PORTFOLIO III
                                -----------------------------------------------
                                   YEAR        YEAR        YEAR        YEAR
                                  ENDED       ENDED       ENDED       ENDED
                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                   2016        2015        2014        2013
-------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $    23.91  $    25.30  $    22.75  $    17.11
                                ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income (Loss)
   (A).........................       0.53        0.53        0.46        0.39
 Net Gains (Losses) on
   Securities (Realized........
 and Unrealized)...............       0.49       (0.26)       3.01        5.64
                                ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       1.02        0.27        3.47        6.03
-------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.54)      (0.50)      (0.44)      (0.39)
 Net Realized Gains............      (1.24)      (1.16)      (0.48)         --
                                ----------  ----------  ----------  ----------
   Total Distributions.........      (1.78)      (1.66)      (0.92)      (0.39)
-------------------------------------------------------------------------------
Net Asset Value, End of Year... $    23.15  $    23.91  $    25.30  $    22.75
=============================   ==========  ==========  ==========  ==========
Total Return...................       4.69%       1.34%      15.62%      35.65%
-------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $3,061,350  $3,003,155  $2,992,619  $2,648,111
Ratio of Expenses to Average
 Net Assets (B)................       0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....       0.23%       0.16%       0.13%       0.13%
Ratio of Net Investment
 Income to Average Net Assets..       2.38%       2.18%       1.89%       1.97%
-------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                      ----------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2017        2016        2015        2014        2013
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    24.36  $    24.61  $    24.42  $    21.53  $    16.13
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.54        0.48        0.45        0.37        0.34
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       4.84        0.16        0.24        2.88        5.39
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..       5.38        0.64        0.69        3.25        5.73
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.53)      (0.48)      (0.43)      (0.36)      (0.33)
 Net Realized Gains..................      (0.91)      (0.41)      (0.07)         --          --
   Total Distributions...............      (1.44)      (0.89)      (0.50)      (0.36)      (0.33)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    28.30  $    24.36  $    24.61  $    24.42  $    21.53
===================================   ==========  ==========  ==========  ==========  ==========
Total Return.........................      22.59%       2.78%       2.88%      15.18%      35.90%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $1,815,437  $1,524,537  $1,487,169  $1,480,557  $1,279,664
Ratio of Expenses to Average Net
 Assets (B)..........................       0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor) (B).....................       0.42%       0.42%       0.28%       0.22%       0.23%
Ratio of Net Investment Income to
 Average Net Assets..................       2.01%       2.04%       1.80%       1.60%       1.80%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At October 31, 2017, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 20%, 13% and 27% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such

Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   During the year ended October 31, 2017 the DFA International Value Portfolio III's, U.S. Large Cap Value Portfolio III's and Tax-Managed U.S. Marketwide Value Portfolio II's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21%, 0.11%, and 0.20%, respectively, of each Portfolio's average daily net assets. Waived fees during the year ended October 31, 2017 are reflected below (amounts in thousands).

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

                                                         PREVIOUSLY       NET WAIVED FEES/
                                         RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                           EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
INSTITUTIONAL             LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
CLASS SHARES                AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
-------------             ---------- ---------------- ----------------- ---------------------
DFA International Value
  Portfolio III..........    0.21%          --               --                $4,610
U.S. Large Cap Value
  Portfolio III..........    0.11%          --               --                 3,436
Tax-Managed U.S.
  Marketwide Value
  Portfolio II...........    0.20%          --               --                 3,401

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 DFA International Value Portfolio III... $ 71
                 U.S. Large Cap Value Portfolio III......  109
                 Tax-Managed U.S. Marketwide Value
                   Portfolio II..........................   51

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, gains on securities considered to be "passive foreign investment companies", tax equalization, and realized foreign capital gains tax, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                            INCREASE       INCREASE
                                                           (DECREASE)     (DECREASE)
                                            INCREASE     UNDISTRIBUTED   ACCUMULATED
                                           (DECREASE)    NET INVESTMENT  NET REALIZED
                                         PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                         --------------- -------------- --------------
DFA International Value Portfolio III...     $ 1,390        $(1,364)       $   (26)
U.S. Large Cap Value Portfolio III......      12,105         (2,798)        (9,307)
Tax-Managed U.S. Marketwide Value
  Portfolio II..........................       1,983           (608)        (1,375)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                                NET INVESTMENT
                                                  INCOME AND
                                                  SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                -------------- ------------- ---------- --------
DFA International Value Portfolio III
2016...........................................    $67,960       $ 41,316        --     $109,276
2017...........................................     76,159             --        --       76,159
U.S. Large Cap Value Portfolio III
2016...........................................     69,978        154,996        --      224,974
2017...........................................     71,653        107,951        --      179,604
Tax-Managed U.S. Marketwide Value Portfolio II
2016...........................................     29,848         24,937        --       54,785
2017...........................................     33,385         56,923        --       90,308

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                         -------------- ------------- --------
DFA International Value Portfolio III...    $(1,376)            --    $ (1,376)
U.S. Large Cap Value Portfolio III......     (3,192)       $(8,913)    (12,105)
Tax-Managed U.S. Marketwide Value
  Portfolio II..........................       (703)        (1,280)     (1,983)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio III.    $13,250....         --...   $(26,378)..   $  433,647..  $  420,519..
U.S. Large Cap Value Portfolio III....     14,238....   $227,654...          --..    1,423,810..   1,665,702..
Tax-Managed U.S. Marketwide Value
  Portfolio II........................      2,696....     60,996...          --..      870,517..     934,209..

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31,2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                       UNLIMITED  TOTAL
                                                       --------- -------
       DFA International Value Portfolio III..........  $26,378  $26,378
       Tax-Managed U.S. Marketwide Value Portfolio II.       --       --
       The DFA International Value Series.............       --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                 DFA International Value Portfolio III. $28,625

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                                 FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                 TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                                ---------- ------------ ------------ --------------
DFA International Value Portfolio III.......... $2,108,223  $  433,647       --        $  433,647
U.S. Large Cap Value Portfolio III.............  2,285,258   1,423,810       --         1,423,810
Tax-Managed U.S. Marketwide Value Portfolio II.    945,100     870,517       --           870,517

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2017:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity Contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                   DERIVATIVES
                                              ---------------------------
                                                               EQUITY
                                               TOTAL        CONTRACTS*(1)
                                                ------      -------------
            DFA International Value
              Portfolio III.................. $3,428           $3,428
            U.S. Large Cap Value Portfolio
              III............................  3,087            3,087
            Tax-Managed U.S. Marketwide
              Value Portfolio II.............     21               21

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                   DERIVATIVES
                                              ---------------------------
                                                               EQUITY
                                               TOTAL          CONTRACTS
                                                ------      -------------
            DFA International Value
              Portfolio III.................. $1,065           $1,065
            U.S. Large Cap Value Portfolio
              III............................  1,059            1,059
            Tax-Managed U.S. Marketwide
              Value Portfolio II.............     (1)              (1)

* As of October 31, 2017, there were no futures or forward currency contracts outstanding. During the year ended October 31, 2017, the Portfolios had limited activity in futures and forward currency contracts.
(1)The amount listed reflects allocated derivatives activity from the Master
   Fund.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2017.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

J. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                             APPROXIMATE
                                                              PERCENTAGE
                                                NUMBER OF   OF OUTSTANDING
                                               SHAREHOLDERS     SHARES
                                               ------------ --------------
      DFA International Value Portfolio III...      5             98%
      U.S. Large Cap Value Portfolio III......      5             97%
      Tax-Managed U.S. Marketwide Value
        Portfolio II..........................      3             98%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

K. SUBSEQUENT EVENT EVALUATIONS:

   The Boards of Directors of DFA Investment Dimensions Group Inc. and the Fund, on behalf of the LWAS/DFA International High Book to Market Portfolio (the "LWAS International Portfolio") and DFA International Value Portfolio II (the "International Portfolio II"), respectively, approved an Agreement and Plan of Reorganization, under which the LWAS International Portfolio and International Portfolio II will be reorganized with and into the DFA International Value Portfolio III (the "Reorganization"). The LWAS International Portfolio, International Portfolio II and the DFA International Value Portfolio III have identical investment objectives and fundamental investment restrictions, and each Portfolio invests substantially all of its assets in The DFA International Value Series, a series of The DFA Investment Trust Company. Shareholder approval of the Reorganization is not required and will not be solicited. It is currently expected that the Reorganization will be completed on or about February 26, 2018. The Board of Directors of the Fund, on behalf of the LWAS/DFA U.S. High Book to Market Portfolio (the "LWAS U.S. Portfolio"), approved an Agreement and Plan of Reorganization, under which the LWAS U.S. Portfolio will be reorganized with and into the U.S. Large Cap Value Portfolio III (the "Reorganization"). The LWAS U.S. Portfolio and the U.S. Large Cap Value Portfolio III have identical investment objectives and fundamental investment restrictions, and each Portfolio invests substantially all of its assets in The U.S. Large Cap Value Series, a series of The DFA Investment Trust Company. Shareholder approval of the Reorganization is not required and will not be solicited. It is currently expected that the Reorganization will be completed on or about February 26, 2018. Management has evaluated the impact of all subsequent events on the Tax-Managed U.S. Marketwide Value Portfolio II through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (three of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDEND)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                      [CHART]

                  The DFA International              MSCI World ex USA Index
                      Value Series                       (net dividends)
                  ---------------------            -------------------------
10/31/2007             $10,000                             $10,000
11/30/2007              $9,394                              $9,609
12/31/2007              $9,192                              $9,428
 1/31/2008              $8,447                              $8,578
 2/29/2008              $8,340                              $8,734
 3/31/2008              $8,440                              $8,609
 4/30/2008              $8,817                              $9,088
 5/31/2008              $8,821                              $9,225
 6/30/2008              $7,949                              $8,508
 7/31/2008              $7,724                              $8,205
 8/31/2008              $7,401                              $7,888
 9/30/2008              $6,536                              $6,749
10/31/2008              $4,897                              $5,345
11/30/2008              $4,597                              $5,055
12/31/2008              $4,945                              $5,322
 1/31/2009              $4,262                              $4,825
 2/28/2009              $3,738                              $4,337
 3/31/2009              $4,146                              $4,623
 4/30/2009              $4,910                              $5,219
 5/31/2009              $5,640                              $5,879
 6/30/2009              $5,554                              $5,818
 7/31/2009              $6,215                              $6,364
 8/31/2009              $6,571                              $6,669
 9/30/2009              $6,906                              $6,944
10/31/2009              $6,631                              $6,833
11/30/2009              $6,829                              $7,002
12/31/2009              $6,906                              $7,113
 1/31/2010              $6,507                              $6,780
 2/28/2010              $6,533                              $6,773
 3/31/2010              $7,048                              $7,209
 4/30/2010              $6,927                              $7,102
 5/31/2010              $6,116                              $6,318
 6/30/2010              $6,009                              $6,227
 7/31/2010              $6,760                              $6,802
 8/31/2010              $6,430                              $6,599
 9/30/2010              $7,121                              $7,232
10/31/2010              $7,370                              $7,489
11/30/2010              $7,000                              $7,172
12/31/2010              $7,653                              $7,750
 1/31/2011              $7,979                              $7,917
 2/28/2011              $8,245                              $8,210
 3/31/2011              $8,018                              $8,046
 4/30/2011              $8,447                              $8,484
 5/31/2011              $8,142                              $8,232
 6/30/2011              $8,031                              $8,115
 7/31/2011              $7,773                              $7,981
 8/31/2011              $6,940                              $7,307
 9/30/2011              $6,181                              $6,573
10/31/2011              $6,777                              $7,212
11/30/2011              $6,554                              $6,879
12/31/2011              $6,378                              $6,804
 1/31/2012              $6,807                              $7,171
 2/29/2012              $7,164                              $7,565
 3/31/2012              $7,103                              $7,509
 4/30/2012              $6,850                              $7,382
 5/31/2012              $6,005                              $6,540
 6/30/2012              $6,430                              $6,969
 7/31/2012              $6,404                              $7,056
 8/31/2012              $6,670                              $7,257
 9/30/2012              $6,906                              $7,477
10/31/2012              $6,992                              $7,530
11/30/2012              $7,103                              $7,688
12/31/2012              $7,451                              $7,920
 1/31/2013              $7,803                              $8,310
 2/28/2013              $7,567                              $8,227
 3/31/2013              $7,593                              $8,292
 4/30/2013              $7,966                              $8,670
 5/31/2013              $7,872                              $8,476
 6/30/2013              $7,593                              $8,158
 7/31/2013              $8,112                              $8,592
 8/31/2013              $8,056                              $8,482
 9/30/2013              $8,662                              $9,081
10/31/2013              $8,962                              $9,386
11/30/2013              $8,996                              $9,443
12/31/2013              $9,194                              $9,586
 1/31/2014              $8,859                              $9,199
 2/28/2014              $9,365                              $9,701
 3/31/2014              $9,297                              $9,657
 4/30/2014              $9,456                              $9,809
 5/31/2014              $9,563                              $9,961
 6/30/2014              $9,679                             $10,103
 7/31/2014              $9,464                              $9,923
 8/31/2014              $9,468                              $9,931
 9/30/2014              $9,052                              $9,523
10/31/2014              $8,898                              $9,371
11/30/2014              $8,902                              $9,487
12/31/2014              $8,571                              $9,171
 1/31/2015              $8,516                              $9,139
 2/28/2015              $9,125                              $9,685
 3/31/2015              $8,932                              $9,523
 4/30/2015              $9,421                              $9,935
 5/31/2015              $9,426                              $9,849
 6/30/2015              $9,155                              $9,569
 7/31/2015              $9,065                              $9,721
 8/31/2015              $8,391                              $9,013
 9/30/2015              $7,820                              $8,558
10/31/2015              $8,421                              $9,201
11/30/2015              $8,310                              $9,055
12/31/2015              $8,043                              $8,893
 1/31/2016              $7,417                              $8,280
 2/29/2016              $7,181                              $8,165
 3/31/2016              $7,726                              $8,719
 4/30/2016              $8,099                              $8,999
 5/31/2016              $7,949                              $8,898
 6/30/2016              $7,661                              $8,627
 7/31/2016              $8,001                              $9,052
 8/31/2016              $8,215                              $9,060
 9/30/2016              $8,305                              $9,170
10/31/2016              $8,413                              $8,992
11/30/2016              $8,451                              $8,848
12/31/2016              $8,734                              $9,137
 1/31/2017              $9,108                              $9,409
 2/28/2017              $9,048                              $9,517
 3/31/2017              $9,250                              $9,759
 4/30/2017              $9,383                              $9,967
 5/31/2017              $9,546                             $10,299
 6/30/2017              $9,649                             $10,308
 7/31/2017             $10,104                             $10,615
 8/31/2017             $10,095                             $10,613
 9/30/2017             $10,456                             $10,888
10/31/2017             $10,644                             $11,037              Past performance is not predictive of
                                                                                future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS       YEARS               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  26.53%        8.77%       0.63%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

              The U.S. Large Cap Value Series      Russell 1000/R/ Value Index
              -------------------------------      ---------------------------
10/31/2007                $10,000                              $10,000
11/30/2007                 $9,441                               $9,511
12/31/2007                 $9,410                               $9,419
 1/31/2008                 $9,050                               $9,042
 2/29/2008                 $8,773                               $8,663
 3/31/2008                 $8,691                               $8,598
 4/30/2008                 $9,239                               $9,017
 5/31/2008                 $9,460                               $9,003
 6/30/2008                 $8,423                               $8,141
 7/31/2008                 $8,332                               $8,112
 8/31/2008                 $8,493                               $8,250
 9/30/2008                 $7,730                               $7,644
10/31/2008                 $5,992                               $6,320
11/30/2008                 $5,405                               $5,867
12/31/2008                 $5,580                               $5,949
 1/31/2009                 $4,918                               $5,265
 2/28/2009                 $4,229                               $4,561
 3/31/2009                 $4,647                               $4,951
 4/30/2009                 $5,398                               $5,482
 5/31/2009                 $5,812                               $5,821
 6/30/2009                 $5,741                               $5,778
 7/31/2009                 $6,287                               $6,251
 8/31/2009                 $6,714                               $6,578
 9/30/2009                 $7,008                               $6,832
10/31/2009                 $6,705                               $6,623
11/30/2009                 $7,083                               $6,996
12/31/2009                 $7,279                               $7,120
 1/31/2010                 $7,110                               $6,920
 2/28/2010                 $7,417                               $7,138
 3/31/2010                 $7,995                               $7,603
 4/30/2010                 $8,248                               $7,800
 5/31/2010                 $7,541                               $7,158
 6/30/2010                 $6,972                               $6,755
 7/31/2010                 $7,519                               $7,213
 8/31/2010                 $7,066                               $6,904
 9/30/2010                 $7,755                               $7,440
10/31/2010                 $8,044                               $7,663
11/30/2010                 $7,982                               $7,622
12/31/2010                 $8,760                               $8,224
 1/31/2011                 $9,040                               $8,410
 2/28/2011                 $9,529                               $8,720
 3/31/2011                 $9,574                               $8,755
 4/30/2011                 $9,818                               $8,988
 5/31/2011                 $9,676                               $8,893
 6/30/2011                 $9,507                               $8,711
 7/31/2011                 $9,071                               $8,422
 8/31/2011                 $8,306                               $7,896
 9/30/2011                 $7,466                               $7,299
10/31/2011                 $8,502                               $8,135
11/30/2011                 $8,431                               $8,093
12/31/2011                 $8,497                               $8,256
 1/31/2012                 $8,920                               $8,568
 2/29/2012                 $9,436                               $8,910
 3/31/2012                 $9,609                               $9,174
 4/30/2012                 $9,413                               $9,081
 5/31/2012                 $8,746                               $8,548
 6/30/2012                 $9,218                               $8,972
 7/31/2012                 $9,307                               $9,065
 8/31/2012                 $9,676                               $9,262
 9/30/2012                $10,032                               $9,556
10/31/2012                $10,058                               $9,509
11/30/2012                $10,080                               $9,505
12/31/2012                $10,387                               $9,702
 1/31/2013                $11,112                              $10,332
 2/28/2013                $11,254                              $10,480
 3/31/2013                $11,792                              $10,896
 4/30/2013                $11,917                              $11,060
 5/31/2013                $12,406                              $11,344
 6/30/2013                $12,268                              $11,244
 7/31/2013                $13,002                              $11,851
 8/31/2013                $12,619                              $11,402
 9/30/2013                $12,988                              $11,687
10/31/2013                $13,647                              $12,199
11/30/2013                $14,220                              $12,540
12/31/2013                $14,598                              $12,857
 1/31/2014                $14,020                              $12,401
 2/28/2014                $14,496                              $12,937
 3/31/2014                $14,838                              $13,246
 4/30/2014                $14,936                              $13,372
 5/31/2014                $15,265                              $13,567
 6/30/2014                $15,679                              $13,922
 7/31/2014                $15,568                              $13,685
 8/31/2014                $16,061                              $14,187
 9/30/2014                $15,665                              $13,895
10/31/2014                $15,785                              $14,207
11/30/2014                $15,972                              $14,498
12/31/2014                $16,092                              $14,587
 1/31/2015                $15,296                              $14,004
 2/28/2015                $16,377                              $14,681
 3/31/2015                $16,066                              $14,482
 4/30/2015                $16,390                              $14,617
 5/31/2015                $16,572                              $14,793
 6/30/2015                $16,306                              $14,497
 7/31/2015                $16,266                              $14,561
 8/31/2015                $15,278                              $13,694
 9/30/2015                $14,789                              $13,280
10/31/2015                $15,994                              $14,282
11/30/2015                $16,057                              $14,337
12/31/2015                $15,554                              $14,029
 1/31/2016                $14,496                              $13,304
 2/29/2016                $14,523                              $13,300
 3/31/2016                $15,581                              $14,258
 4/30/2016                $16,003                              $14,558
 5/31/2016                $16,221                              $14,784
 6/30/2016                $16,203                              $14,912
 7/31/2016                $16,764                              $15,345
 8/31/2016                $16,964                              $15,463
 9/30/2016                $17,044                              $15,431
10/31/2016                $16,755                              $15,192
11/30/2016                $18,071                              $16,060
12/31/2016                $18,525                              $16,461
 1/31/2017                $18,791                              $16,578
 2/28/2017                $19,365                              $17,174
 3/31/2017                $19,183                              $16,999
 4/30/2017                $19,316                              $16,967
 5/31/2017                $19,294                              $16,951
 6/30/2017                $19,618                              $17,228
 7/31/2017                $19,952                              $17,457
 8/31/2017                $19,765                              $17,253
 9/30/2017                $20,530                              $17,764            Past performance is not predictive of
10/31/2017                $20,828                              $17,893            future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.31%        15.67%        7.61%               reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

               The Tax-Managed U.S.
              Marketwide Value Series        Russell 3000/R/ Value Index
              -----------------------        ---------------------------
10/31/2007            $10,000                           $10,000
11/30/2007             $9,413                            $9,490
12/31/2007             $9,374                            $9,399
 1/31/2008             $9,003                            $9,022
 2/29/2008             $8,676                            $8,646
 3/31/2008             $8,517                            $8,596
 4/30/2008             $8,999                            $9,003
 5/31/2008             $9,201                            $9,014
 6/30/2008             $8,185                            $8,151
 7/31/2008             $8,122                            $8,156
 8/31/2008             $8,286                            $8,315
 9/30/2008             $7,583                            $7,723
10/31/2008             $5,888                            $6,368
11/30/2008             $5,306                            $5,888
12/31/2008             $5,484                            $5,992
 1/31/2009             $4,771                            $5,289
 2/28/2009             $4,131                            $4,581
 3/31/2009             $4,564                            $4,973
 4/30/2009             $5,354                            $5,527
 5/31/2009             $5,758                            $5,850
 6/30/2009             $5,676                            $5,809
 7/31/2009             $6,259                            $6,300
 8/31/2009             $6,673                            $6,627
 9/30/2009             $6,972                            $6,889
10/31/2009             $6,639                            $6,658
11/30/2009             $6,948                            $7,021
12/31/2009             $7,203                            $7,176
 1/31/2010             $7,000                            $6,974
 2/28/2010             $7,323                            $7,202
 3/31/2010             $7,901                            $7,682
 4/30/2010             $8,209                            $7,909
 5/31/2010             $7,506                            $7,257
 6/30/2010             $6,933                            $6,830
 7/31/2010             $7,487                            $7,294
 8/31/2010             $6,996                            $6,963
 9/30/2010             $7,694                            $7,520
10/31/2010             $7,992                            $7,750
11/30/2010             $8,012                            $7,728
12/31/2010             $8,767                            $8,341
 1/31/2011             $8,984                            $8,514
 2/28/2011             $9,490                            $8,838
 3/31/2011             $9,552                            $8,880
 4/30/2011             $9,779                            $9,109
 5/31/2011             $9,624                            $9,007
 6/30/2011             $9,456                            $8,819
 7/31/2011             $9,056                            $8,527
 8/31/2011             $8,300                            $7,977
 9/30/2011             $7,458                            $7,352
10/31/2011             $8,498                            $8,211
11/30/2011             $8,430                            $8,170
12/31/2011             $8,517                            $8,332
 1/31/2012             $8,960                            $8,666
 2/29/2012             $9,432                            $8,994
 3/31/2012             $9,634                            $9,262
 4/30/2012             $9,456                            $9,164
 5/31/2012             $8,792                            $8,625
 6/30/2012             $9,254                            $9,052
 7/31/2012             $9,336                            $9,132
 8/31/2012             $9,687                            $9,336
 9/30/2012            $10,034                            $9,635
10/31/2012            $10,067                            $9,583
11/30/2012            $10,130                            $9,581
12/31/2012            $10,424                            $9,794
 1/31/2013            $11,112                           $10,427
 2/28/2013            $11,286                           $10,574
 3/31/2013            $11,844                           $10,995
 4/30/2013            $11,926                           $11,147
 5/31/2013            $12,316                           $11,437
 6/30/2013            $12,244                           $11,340
 7/31/2013            $12,990                           $11,962
 8/31/2013            $12,605                           $11,502
 9/30/2013            $13,067                           $11,820
10/31/2013            $13,683                           $12,327
11/30/2013            $14,251                           $12,681
12/31/2013            $14,646                           $12,996
 1/31/2014            $14,068                           $12,531
 2/28/2014            $14,584                           $13,075
 3/31/2014            $14,800                           $13,376
 4/30/2014            $14,834                           $13,465
 5/31/2014            $15,185                           $13,654
 6/30/2014            $15,575                           $14,029
 7/31/2014            $15,335                           $13,741
 8/31/2014            $15,898                           $14,253
 9/30/2014            $15,494                           $13,907
10/31/2014            $15,758                           $14,269
11/30/2014            $15,965                           $14,533
12/31/2014            $16,124                           $14,646
 1/31/2015            $15,315                           $14,058
 2/28/2015            $16,428                           $14,737
 3/31/2015            $16,269                           $14,571
 4/30/2015            $16,437                           $14,671
 5/31/2015            $16,688                           $14,843
 6/30/2015            $16,514                           $14,571
 7/31/2015            $16,562                           $14,597
 8/31/2015            $15,518                           $13,739
 9/30/2015            $15,031                           $13,320
10/31/2015            $16,221                           $14,304
11/30/2015            $16,249                           $14,386
12/31/2015            $15,705                           $14,041
 1/31/2016            $14,704                           $13,298
 2/29/2016            $14,670                           $13,302
 3/31/2016            $15,701                           $14,272
 4/30/2016            $16,095                           $14,572
 5/31/2016            $16,283                           $14,801
 6/30/2016            $16,264                           $14,923
 7/31/2016            $16,707                           $15,384
 8/31/2016            $16,880                           $15,522
 9/30/2016            $16,957                           $15,501
10/31/2016            $16,673                           $15,241
11/30/2016            $17,944                           $16,198
12/31/2016            $18,430                           $16,624
 1/31/2017            $18,652                           $16,723
 2/29/2017            $19,162                           $17,295
 3/31/2017            $19,003                           $17,122
 4/30/2017            $19,186                           $17,097
 5/31/2017            $19,119                           $17,040
 6/30/2017            $19,442                           $17,342
 7/31/2017            $19,735                           $17,564
 8/31/2017            $19,552                           $17,342
 9/30/2017            $20,265                           $17,908             Past performance is not predictive of
10/31/2017            $20,443                           $18,030             future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS             Russell data copyright (C) Russell
          -----------------------------------------------------------       Investment Group 1995-2017, all rights
                                22.61%       15.22%       7.41%             reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------

           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                           --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------

         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                      --------------------------------

                                            LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For funds investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the funds' relative performance.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
              -------------------------------------------------

 Russell 2000(R) Value Index (small-cap value stocks).................. 24.81%
 Russell 2000(R) Growth Index (small-cap growth stocks)................ 31.00%
 Russell 1000(R) Value Index (large-cap value stocks).................. 17.78%
 Russell 1000(R) Growth Index (large-cap growth stocks)................ 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 26.53% for the Series and 22.74% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Series' focus on value stocks contributed positively to performance relative to the benchmark. The Series' general exclusion of real estate investment trusts (REITs) and certain utilities also had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 24.31% for the Series and 17.78% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater emphasis on smaller stocks within the large-cap universe contributed positively to performance relative to the benchmark, those stock generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among value stocks, the Series' greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed less profitable stocks, and the Series' greater emphasis on more profitable stocks contributed to relative performance. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. low relative price (value) stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 900 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 22.61% for the Series and 18.30% for the Russell 3000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. Exclusive of real estate investment trusts (REITs) and certain utilities, the Series' greater focus on low relative price (value) stocks benefited performance relative to the benchmark, as the lowest relative price (deep value) stocks in the benchmark outperformed for the period. Additionally, the Series' emphasis on stocks with higher profitability benefited relative performance, as stocks with higher profitability outperformed among value stocks for the period. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2017
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/17  10/31/17    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,078.30    0.11%    $0.58
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,134.50    0.21%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.15    0.21%    $1.07

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              05/01/17  10/31/17    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,065.50    0.21%    $1.09
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%    $1.07

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   6.6%
              Energy.......................................  11.6%
              Financials...................................  24.8%
              Health Care..................................  12.4%
              Industrials..................................   8.3%
              Information Technology.......................  15.0%
              Materials....................................   3.4%
              Real Estate..................................   0.1%
              Telecommunication Services...................   4.0%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   1.9%
              Energy.......................................  15.3%
              Financials...................................  31.7%
              Health Care..................................   1.9%
              Industrials..................................   8.3%
              Information Technology.......................   2.8%
              Materials....................................  15.0%
              Real Estate..................................   2.3%
              Telecommunication Services...................   3.7%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
              Consumer Discretionary.......................  14.8%
              Consumer Staples.............................   7.6%
              Energy.......................................  12.1%
              Financials...................................  23.8%
              Health Care..................................  12.3%
              Industrials..................................  11.7%
              Information Technology.......................  12.2%
              Materials....................................   1.8%
              Telecommunication Services...................   3.6%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (13.2%)
*   Charter Communications, Inc. Class A..........    996,600 $  333,033,822            1.2%
    Comcast Corp. Class A......................... 21,211,780    764,260,433            2.8%
#   Ford Motor Co................................. 16,011,353    196,459,301            0.7%
    General Motors Co.............................  6,055,833    260,279,702            0.9%
*   Mohawk Industries, Inc........................    535,570    140,190,803            0.5%
    Royal Caribbean Cruises, Ltd..................  1,461,968    180,947,779            0.7%
    Time Warner, Inc..............................  3,804,556    373,949,809            1.3%
    Other Securities..............................             1,469,072,188            5.3%
                                                              --------------           -----
Total Consumer Discretionary......................             3,718,193,837           13.4%
                                                              --------------           -----
Consumer Staples -- (6.3%)
    CVS Health Corp...............................  4,700,064    322,095,386            1.2%
    Mondelez International, Inc. Class A..........  3,546,887    146,947,528            0.5%
    Tyson Foods, Inc. Class A.....................  1,959,828    142,891,060            0.5%
    Wal-Mart Stores, Inc..........................  5,670,262    495,070,575            1.8%
    Walgreens Boots Alliance, Inc.................  2,539,242    168,275,567            0.6%
    Other Securities..............................               517,524,270            1.9%
                                                              --------------           -----
Total Consumer Staples............................             1,792,804,386            6.5%
                                                              --------------           -----
Energy -- (11.3%)
    Chevron Corp..................................  4,451,136    515,842,151            1.9%
    ConocoPhillips................................  2,989,939    152,935,380            0.6%
    Exxon Mobil Corp.............................. 12,856,443  1,071,584,524            3.9%
    Occidental Petroleum Corp.....................  2,196,166    141,806,439            0.5%
    Valero Energy Corp............................  2,810,052    221,685,002            0.8%
    Other Securities..............................             1,083,981,612            3.8%
                                                              --------------           -----
Total Energy......................................             3,187,835,108           11.5%
                                                              --------------           -----
Financials -- (24.1%)
    American International Group, Inc.............  2,219,588    143,407,581            0.5%
    Bank of America Corp.......................... 18,827,362    515,681,445            1.9%
    Bank of New York Mellon Corp. (The)...........  4,487,177    230,865,257            0.8%
    Capital One Financial Corp....................  2,121,034    195,516,914            0.7%
    Citigroup, Inc................................  8,095,404    595,012,194            2.1%
    Goldman Sachs Group, Inc. (The)...............  1,076,397    261,004,745            0.9%
    Hartford Financial Services Group, Inc. (The).  2,672,826    147,139,071            0.5%
    JPMorgan Chase & Co........................... 11,460,834  1,153,074,509            4.2%
    Morgan Stanley................................  5,499,651    274,982,550            1.0%
    PNC Financial Services Group, Inc. (The)......  1,370,488    187,469,053            0.7%
    Travelers Cos., Inc. (The)....................  1,165,331    154,348,091            0.6%
    Wells Fargo & Co.............................. 15,424,411    865,926,434            3.1%
    Other Securities..............................             2,067,096,534            7.5%
                                                              --------------           -----
Total Financials..................................             6,791,524,378           24.5%
                                                              --------------           -----
Health Care -- (12.1%)
    Abbott Laboratories...........................  4,721,513    256,047,650            0.9%
    Aetna, Inc....................................  1,805,018    306,907,211            1.1%
    Anthem, Inc...................................  1,447,321    302,794,026            1.1%
    Danaher Corp..................................  2,176,662    200,840,603            0.7%
*   Express Scripts Holding Co....................  2,740,464    167,963,039            0.6%
    Humana, Inc...................................    708,361    180,879,981            0.7%
    Medtronic P.L.C...............................  4,257,228    342,791,999            1.2%
    Pfizer, Inc................................... 16,341,666    572,938,810            2.1%
    Thermo Fisher Scientific, Inc.................  1,050,474    203,613,375            0.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Other Securities..............................................             $   867,988,265            3.2%
                                                                                 ---------------          ------
Total Health Care...................................................               3,402,764,959           12.3%
                                                                                 ---------------          ------
Industrials -- (8.1%)
      Delta Air Lines, Inc..........................................   2,950,569     147,616,967            0.5%
      Eaton Corp. P.L.C.............................................   1,814,900     145,228,298            0.5%
      FedEx Corp....................................................     624,040     140,914,472            0.5%
      Norfolk Southern Corp.........................................   1,546,984     203,304,637            0.7%
      Stanley Black & Decker, Inc...................................   1,079,268     174,355,745            0.6%
      Other Securities..............................................               1,463,355,372            5.4%
                                                                                 ---------------          ------
Total Industrials...................................................               2,274,775,491            8.2%
                                                                                 ---------------          ------
Information Technology -- (14.6%)
      Cisco Systems, Inc............................................  23,284,393     795,162,021            2.9%
      HP, Inc.......................................................   9,619,949     207,309,901            0.8%
      Intel Corp....................................................  22,965,227   1,044,688,176            3.8%
#     Lam Research Corp.............................................   1,017,170     212,151,147            0.8%
*     Micron Technology, Inc........................................   5,266,057     233,338,986            0.8%
      QUALCOMM, Inc.................................................   5,296,483     270,173,598            1.0%
      Other Securities..............................................               1,346,251,749            4.8%
                                                                                 ---------------          ------
Total Information Technology........................................               4,109,075,578           14.9%
                                                                                 ---------------          ------
Materials -- (3.3%)
      Other Securities..............................................                 937,357,935            3.4%
                                                                                 ---------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                  28,033,652            0.1%
                                                                                 ---------------          ------
Telecommunication Services -- (3.9%)
#     AT&T, Inc.....................................................  26,708,783     898,750,548            3.2%
      Other Securities..............................................                 191,599,940            0.8%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,090,350,488            4.0%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  62,978,242            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              27,395,694,054           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     199,056            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              27,395,893,110
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 272,071,006     272,071,006            1.0%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@  DFA Short Term Investment Fund................................  45,149,193     522,421,314            1.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,400,546,693)..........................................               $28,190,385,430          101.9%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


At October 31, 2017, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                      UNREALIZED
                                     NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                          CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                          --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)..............   1,472    12/15/17  $181,290,778 $189,350,720   $8,059,942
                                                          ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.............                      $181,290,778 $189,350,720   $8,059,942
                                                          ============ ============   ==========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------------
                                        LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                    --------------- ------------ ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 3,718,193,837           --   --    $ 3,718,193,837
 Consumer Staples..................   1,792,804,386           --   --      1,792,804,386
 Energy............................   3,187,835,108           --   --      3,187,835,108
 Financials........................   6,791,524,378           --   --      6,791,524,378
 Health Care.......................   3,402,764,959           --   --      3,402,764,959
 Industrials.......................   2,274,775,491           --   --      2,274,775,491
 Information Technology............   4,109,075,578           --   --      4,109,075,578
 Materials.........................     937,357,935           --   --        937,357,935
 Real Estate.......................      28,033,652           --   --         28,033,652
 Telecommunication Services........   1,090,350,488           --   --      1,090,350,488
 Utilities.........................      62,978,242           --   --         62,978,242
Rights/Warrants....................              -- $    199,056   --            199,056
Temporary Cash Investments.........     272,071,006           --   --        272,071,006
Securities Lending Collateral......              --  522,421,314   --        522,421,314
Futures Contracts**................       8,059,942           --   --          8,059,942
                                    --------------- ------------   --    ---------------
TOTAL.............................. $27,675,825,002 $522,620,370   --    $28,198,445,372
                                    =============== ============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                PERCENTAGE
                                                  SHARES       VALUE++        OF NET ASSETS**
                                                  ------       -------        ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd.. 6,120,380 $   140,453,824               1.1%
    BHP Billiton, Ltd........................... 6,597,392     135,832,357               1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,510,491      61,899,921               0.5%
    Woodside Petroleum, Ltd..................... 2,846,042      67,089,785               0.5%
    Other Securities............................               343,438,930               2.7%
                                                           ---------------             ------
TOTAL AUSTRALIA.................................               748,714,817               5.9%
                                                           ---------------             ------

AUSTRIA -- (0.1%)
    Other Securities............................                13,284,762               0.1%
                                                           ---------------             ------

BELGIUM -- (1.0%)
    Other Securities............................               129,560,360               1.0%
                                                           ---------------             ------

CANADA -- (7.7%)
    Bank of Montreal............................ 1,746,675     133,812,772               1.1%
    Suncor Energy, Inc.......................... 3,911,426     132,796,279               1.0%
    Other Securities............................               745,440,840               5.9%
                                                           ---------------             ------
TOTAL CANADA....................................             1,012,049,891               8.0%
                                                           ---------------             ------

DENMARK -- (1.7%)
    Other Securities............................               222,737,552               1.8%
                                                           ---------------             ------

FINLAND -- (0.9%)
    Other Securities............................               115,389,730               0.9%
                                                           ---------------             ------

FRANCE -- (9.2%)
    AXA SA...................................... 2,859,375      86,319,921               0.7%
    BNP Paribas SA.............................. 2,361,620     184,323,068               1.5%
#   Engie SA.................................... 5,125,526      86,631,897               0.7%
    Orange SA................................... 5,424,781      89,116,543               0.7%
    Peugeot SA.................................. 2,829,994      67,143,170               0.5%
    Renault SA..................................   914,987      90,733,026               0.7%
    Societe Generale SA......................... 1,935,625     107,726,187               0.8%
    Total SA.................................... 5,355,467     298,503,517               2.3%
    Other Securities............................               195,514,428               1.6%
                                                           ---------------             ------
TOTAL FRANCE....................................             1,206,011,757               9.5%
                                                           ---------------             ------

GERMANY -- (7.2%)
    Allianz SE..................................   309,762      72,316,665               0.6%
#   Allianz SE Sponsored ADR.................... 2,622,354      61,364,132               0.5%
    Bayerische Motoren Werke AG................. 1,144,525     117,382,755               0.9%
    Daimler AG.................................. 3,058,631     255,353,316               2.0%
    Other Securities............................               448,990,129               3.5%
                                                           ---------------             ------
TOTAL GERMANY...................................               955,406,997               7.5%
                                                           ---------------             ------

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 6,770,984      86,003,062               0.7%
    Other Securities............................               237,434,522               1.8%
                                                           ---------------             ------
TOTAL HONG KONG.................................               323,437,584               2.5%
                                                           ---------------             ------

IRELAND -- (0.2%)
    Other Securities............................                30,764,664               0.2%
                                                           ---------------             ------

ISRAEL -- (0.4%)
    Other Securities............................                48,328,428               0.4%
                                                           ---------------             ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           PERCENTAGE
                                             SHARES       VALUE++        OF NET ASSETS**
                                             ------       -------        ---------------

ITALY -- (1.9%)
    Fiat Chrysler Automobiles NV..........  4,223,093 $    73,022,663               0.6%
*   UniCredit SpA.........................  4,382,253      83,747,614               0.6%
    Other Securities......................                 89,724,183               0.7%
                                                      ---------------             ------
TOTAL ITALY...............................                246,494,460               1.9%
                                                      ---------------             ------

JAPAN -- (21.7%)
    Hitachi, Ltd.......................... 10,761,000      85,693,558               0.7%
    Honda Motor Co., Ltd..................  4,402,100     137,948,849               1.1%
    Mitsubishi UFJ Financial Group, Inc... 17,854,906     121,112,359               1.0%
    Mizuho Financial Group, Inc........... 32,106,400      58,333,486               0.5%
#   Nissan Motor Co., Ltd.................  6,443,700      62,667,395               0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200     114,347,007               0.9%
    Toyota Motor Corp.....................  3,590,490     222,703,923               1.8%
    Other Securities......................              2,055,894,920              16.0%
                                                      ---------------             ------
TOTAL JAPAN...............................              2,858,701,497              22.5%
                                                      ---------------             ------

NETHERLANDS -- (3.1%)
    ING Groep NV..........................  5,655,087     104,502,975               0.8%
    Other Securities......................                305,269,728               2.4%
                                                      ---------------             ------
TOTAL NETHERLANDS.........................                409,772,703               3.2%
                                                      ---------------             ------

NEW ZEALAND -- (0.1%)
    Other Securities......................                 15,999,490               0.1%
                                                      ---------------             ------

NORWAY -- (0.8%)
    Other Securities......................                104,297,070               0.8%
                                                      ---------------             ------

PORTUGAL -- (0.0%)
    Other Securities......................                  4,474,616               0.0%
                                                      ---------------             ------

SINGAPORE -- (1.0%)
    Other Securities......................                130,679,480               1.0%
                                                      ---------------             ------

SPAIN -- (2.8%)
    Banco Santander SA.................... 30,252,813     205,093,196               1.6%
    Repsol SA.............................  5,254,339      98,463,132               0.8%
    Other Securities......................                 66,397,472               0.5%
                                                      ---------------             ------
TOTAL SPAIN...............................                369,953,800               2.9%
                                                      ---------------             ------

SWEDEN -- (2.5%)
    Nordea Bank AB........................  7,285,616      88,044,529               0.7%
    Other Securities......................                243,042,505               1.9%
                                                      ---------------             ------
TOTAL SWEDEN..............................                331,087,034               2.6%
                                                      ---------------             ------

SWITZERLAND -- (7.4%)
    Adecco Group AG.......................    747,305      59,289,170               0.5%
    Cie Financiere Richemont SA...........  1,177,332     108,533,855               0.8%
    Novartis AG...........................  1,704,593     140,593,520               1.1%
    Swiss Re AG...........................    821,038      77,268,128               0.6%
    UBS Group AG..........................  3,507,610      59,675,333               0.5%
    Zurich Insurance Group AG.............    417,577     127,429,914               1.0%
    Other Securities......................                397,917,168               3.1%
                                                      ---------------             ------
TOTAL SWITZERLAND.........................                970,707,088               7.6%
                                                      ---------------             ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                      PERCENTAGE
                                       SHARES        VALUE++        OF NET ASSETS**
                                       ------        -------        ---------------

UNITED KINGDOM -- (16.6%)
#     Anglo American P.L.C..........   5,924,428 $   111,752,548               0.9%
      BP P.L.C. Sponsored ADR.......   8,731,578     355,113,277               2.8%
      Glencore P.L.C................  22,334,025     107,721,452               0.9%
      HSBC Holdings P.L.C...........  19,975,015     195,058,378               1.5%
#     HSBC Holdings P.L.C.
       Sponsored ADR................   2,963,067     144,508,777               1.1%
      Lloyds Banking Group P.L.C.... 143,997,641     130,523,854               1.0%
      Royal Dutch Shell P.L.C.
       Class A......................   2,374,989      74,764,137               0.6%
      Royal Dutch Shell P.L.C.
       Sponsored ADR, Class A.......   3,844,392     242,312,004               1.9%
#     Royal Dutch Shell P.L.C.
       Sponsored ADR, Class B.......   3,852,485     251,798,420               2.0%
      Vodafone Group P.L.C..........  58,351,986     166,906,425               1.3%
#     Vodafone Group P.L.C.
       Sponsored ADR................   4,011,201     116,244,613               0.9%
      Other Securities..............                 290,308,288               2.3%
                                                 ---------------             ------
TOTAL UNITED KINGDOM................               2,187,012,173              17.2%
                                                 ---------------             ------
TOTAL COMMON STOCKS.................              12,434,865,953              97.6%
                                                 ---------------             ------

PREFERRED STOCKS -- (1.0%)
GERMANY -- (1.0%)
      Volkswagen AG.................     601,796     110,190,738               0.9%
      Other Securities..............                  26,544,560               0.2%
                                                 ---------------             ------
TOTAL GERMANY.......................                 136,735,298               1.1%
                                                 ---------------             ------
TOTAL PREFERRED STOCKS..............                 136,735,298               1.1%
                                                 ---------------             ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..............                   1,612,210               0.0%
                                                 ---------------             ------
TOTAL INVESTMENT SECURITIES.........              12,573,213,461
                                                 ---------------

                                                     VALUE+
                                                     ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund  51,323,210     593,860,860               4.7%
                                                 ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $11,050,403,930)............              $13,167,074,321             103.4%
                                                 ===============             ======

At October 31, 2017, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future........    381     12/15/17  $ 37,262,799 $ 38,240,970   $  978,171
S&P 500 Emini Index(R)........    554     12/15/17    69,357,696   71,263,790    1,906,094
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $106,620,495 $109,504,760   $2,884,265
                                                    ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                  -------------- --------------- ------- ---------------
Common Stocks
 Australia....................... $   66,171,450 $   682,543,367   --    $   748,714,817
 Austria.........................             --      13,284,762   --         13,284,762
 Belgium.........................             --     129,560,360   --        129,560,360
 Canada..........................  1,012,049,891              --   --      1,012,049,891
 Denmark.........................             --     222,737,552   --        222,737,552
 Finland.........................      3,512,957     111,876,773   --        115,389,730
 France..........................         90,389   1,205,921,368   --      1,206,011,757
 Germany.........................    121,435,557     833,971,440   --        955,406,997
 Hong Kong.......................             --     323,437,584   --        323,437,584
 Ireland.........................      7,455,562      23,309,102   --         30,764,664
 Israel..........................             --      48,328,428   --         48,328,428
 Italy...........................     41,309,073     205,185,387   --        246,494,460
 Japan...........................     65,681,064   2,793,020,433   --      2,858,701,497
 Netherlands.....................     46,587,082     363,185,621   --        409,772,703
 New Zealand.....................             --      15,999,490   --         15,999,490
 Norway..........................      3,986,233     100,310,837   --        104,297,070
 Portugal........................             --       4,474,616   --          4,474,616
 Singapore.......................             --     130,679,480   --        130,679,480
 Spain...........................      1,208,347     368,745,453   --        369,953,800
 Sweden..........................      3,437,406     327,649,628   --        331,087,034
 Switzerland.....................     43,586,047     927,121,041   --        970,707,088
 United Kingdom..................  1,184,084,036   1,002,928,137   --      2,187,012,173
Preferred Stocks
 Germany.........................             --     136,735,298   --        136,735,298
Rights/Warrants
 Spain...........................             --       1,612,210   --          1,612,210
Securities Lending Collateral....             --     593,860,860   --        593,860,860
Futures Contracts**..............      2,884,265              --   --          2,884,265
                                  -------------- ---------------   --    ---------------
TOTAL............................ $2,603,479,359 $10,566,479,227   --    $13,169,958,586
                                  ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                          PERCENTAGE
                                         SHARES          VALUE+         OF NET ASSETS**
                                         ------          ------         ---------------
COMMON STOCKS -- (98.3%)
Consumer Discretionary -- (14.6%)
*   Charter Communications, Inc.
     Class A...........................   339,394    $   113,415,293               1.7%
    Comcast Corp. Class A.............. 7,221,594        260,194,032               3.9%
    Ford Motor Co...................... 2,865,869         35,164,213               0.5%
    General Motors Co.................. 1,095,598         47,088,802               0.7%
    Royal Caribbean Cruises, Ltd.......   322,500         39,915,825               0.6%
    Time Warner, Inc................... 1,534,860        150,861,389               2.3%
    Twenty-First Century Fox, Inc.
     Class A........................... 1,287,383         33,665,065               0.5%
    Other Securities...................                  308,268,621               4.6%
                                                     ---------------             ------
Total Consumer Discretionary...........                  988,573,240              14.8%
                                                     ---------------             ------
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co..........   813,476         33,246,764               0.5%
    CVS Health Corp.................... 1,510,745        103,531,355               1.6%
    Mondelez International, Inc. Class
     A................................. 2,081,099         86,219,932               1.3%
    Wal-Mart Stores, Inc............... 1,266,497        110,577,853               1.7%
    Walgreens Boots Alliance, Inc......   725,538         48,081,403               0.7%
    Other Securities...................                  122,752,296               1.8%
                                                     ---------------             ------
Total Consumer Staples.................                  504,409,603               7.6%
                                                     ---------------             ------
Energy -- (11.9%)
    Chevron Corp....................... 1,102,451        127,763,046               1.9%
    ConocoPhillips..................... 1,489,306         76,178,002               1.2%
    Exxon Mobil Corp................... 2,900,873        241,787,765               3.6%
    Marathon Petroleum Corp............   903,936         54,001,137               0.8%
    Phillips 66........................   775,455         70,628,441               1.1%
    Schlumberger, Ltd..................   603,242         38,607,488               0.6%
    Valero Energy Corp.................   605,899         47,799,372               0.7%
    Other Securities...................                  146,943,475               2.2%
                                                     ---------------             ------
Total Energy...........................                  803,708,726              12.1%
                                                     ---------------             ------
Financials -- (23.4%)
    American International Group, Inc..   665,461         42,995,435               0.7%
    Bank of America Corp............... 5,929,137        162,399,062               2.4%
    Bank of New York Mellon Corp. (The)   732,922         37,708,837               0.6%
    Capital One Financial Corp.........   372,872         34,371,341               0.5%
    Citigroup, Inc..................... 1,870,326        137,468,961               2.1%
    Goldman Sachs Group, Inc. (The)....   209,155         50,715,904               0.8%
    JPMorgan Chase & Co................ 2,748,095        276,485,838               4.2%
    MetLife, Inc.......................   949,912         50,896,285               0.8%
    Morgan Stanley..................... 1,102,617         55,130,850               0.8%
    Prudential Financial, Inc..........   497,625         54,967,657               0.8%
    Wells Fargo & Co................... 3,062,801        171,945,648               2.6%
    Other Securities...................                  507,281,803               7.4%
                                                     ---------------             ------
Total Financials.......................                1,582,367,621              23.7%
                                                     ---------------             ------
Health Care -- (12.0%)
    Abbott Laboratories................   915,297         49,636,556               0.8%
    Aetna, Inc.........................   558,462         94,955,294               1.4%
    Anthem, Inc........................   504,640        105,575,734               1.6%
    Danaher Corp.......................   405,225         37,390,111               0.6%
    Humana, Inc........................   236,814         60,470,455               0.9%
    Medtronic P.L.C....................   814,175         65,557,371               1.0%
    Pfizer, Inc........................ 4,178,729        146,506,239               2.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                      SHARES          VALUE+         OF NET ASSETS**
                                                                      ------          ------         ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc.................................   499,520    $    96,821,962               1.5%
      Other Securities..............................................                  158,668,446               2.2%
                                                                                  ---------------             ------
Total Health Care...................................................                  815,582,168              12.2%
                                                                                  ---------------             ------
Industrials -- (11.6%)
      CSX Corp...................................................... 1,242,950         62,681,968               1.0%
      General Electric Co........................................... 2,120,584         42,750,973               0.7%
      Norfolk Southern Corp.........................................   545,229         71,653,995               1.1%
      Southwest Airlines Co.........................................   645,761         34,780,687               0.5%
      Union Pacific Corp............................................   888,128        102,836,341               1.6%
      United Technologies Corp......................................   357,152         42,772,524               0.7%
      Other Securities..............................................                  424,562,850               6.1%
                                                                                  ---------------             ------
Total Industrials...................................................                  782,039,338              11.7%
                                                                                  ---------------             ------
Information Technology -- (12.0%)
      Activision Blizzard, Inc......................................   982,162         64,321,789               1.0%
      Cisco Systems, Inc............................................ 4,715,767        161,043,443               2.4%
      Intel Corp.................................................... 4,978,195        226,458,091               3.4%
#*    Micron Technology, Inc........................................   789,853         34,998,386               0.5%
      QUALCOMM, Inc................................................. 1,059,256         54,032,649               0.8%
      Other Securities..............................................                  274,534,469               4.1%
                                                                                  ---------------             ------
Total Information Technology........................................                  815,388,827              12.2%
                                                                                  ---------------             ------
Materials -- (1.8%)
      Other Securities..............................................                  118,654,927               1.8%
                                                                                  ---------------             ------
Real Estate -- (0.0%)
      Other Securities..............................................                    3,170,704               0.1%
                                                                                  ---------------             ------
Telecommunication Services -- (3.5%)
#     AT&T, Inc..................................................... 6,369,205        214,323,748               3.2%
      Other Securities..............................................                   25,099,426               0.4%
                                                                                  ---------------             ------
Total Telecommunication Services....................................                  239,423,174               3.6%
                                                                                  ---------------             ------
Utilities -- (0.1%)
      Other Securities..............................................                    3,715,934               0.1%
                                                                                  ---------------             ------
TOTAL COMMON STOCKS.................................................                6,657,034,262              99.9%
                                                                                  ---------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      162,725               0.0%
                                                                                  ---------------             ------
TOTAL INVESTMENT SECURITIES.........................................                6,657,196,987
                                                                                  ---------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 4,529,115          4,529,115               0.1%
                                                                                  ---------------             ------

SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund................................ 9,416,487        108,958,173               1.6%
                                                                                  ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,699,158,691)..............................................              $ 6,770,684,275             101.6%
                                                                                  ===============             ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       --------------------------------------------------
                                          LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                       -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary............... $  988,573,240           --   --    $  988,573,240
 Consumer Staples.....................    504,409,603           --   --       504,409,603
 Energy...............................    803,708,726           --   --       803,708,726
 Financials...........................  1,582,367,621           --   --     1,582,367,621
 Health Care..........................    815,582,168           --   --       815,582,168
 Industrials..........................    782,039,338           --   --       782,039,338
 Information Technology...............    815,388,827           --   --       815,388,827
 Materials............................    118,654,927           --   --       118,654,927
 Real Estate..........................      3,170,704           --   --         3,170,704
 Telecommunication Services...........    239,423,174           --   --       239,423,174
 Utilities............................      3,715,934           --   --         3,715,934
Rights/Warrants.......................             -- $    162,725   --           162,725
Temporary Cash Investments............      4,529,115           --   --         4,529,115
Securities Lending Collateral.........             --  108,958,173   --       108,958,173
                                       -------------- ------------   --    --------------
TOTAL................................. $6,661,563,377 $109,120,898   --    $6,770,684,275
                                       ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                                  THE TAX-
                                                                                   THE U.S. LARGE    THE DFA    MANAGED U.S.
                                                                                     CAP VALUE    INTERNATIONAL  MARKETWIDE
                                                                                      SERIES*     VALUE SERIES* VALUE SERIES*
                                                                                   -------------- ------------- -------------
ASSETS:
Investments at Value (including $1,536,545, $671,908 and $207,829 of
 securities on loan)..............................................................  $27,395,893    $12,573,213   $6,657,197
Temporary Cash Investments at Value & Cost........................................      272,071             --        4,529
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $522,384, $593,874 and $108,953)..............................................      522,421        593,861      108,958
Segregated Cash for Futures Contracts.............................................        6,624          3,846           --
Foreign Currencies at Value.......................................................           --         52,788           --
Cash..............................................................................           --         53,297           --
Receivables:
  Investment Securities Sold......................................................       21,871          5,948           --
  Dividends, Interest and Tax Reclaims............................................       30,022         44,910        6,826
  Securities Lending Income.......................................................          273            795           65
  Futures Margin Variation........................................................          324            265           --
                                                                                    -----------    -----------   ----------
     Total Assets.................................................................   28,249,499     13,328,923    6,777,575
                                                                                    -----------    -----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................      522,365        593,795      108,928
  Investment Securities Purchased.................................................       46,685             --           --
  Due to Advisor..................................................................        2,336          2,141        1,129
Accrued Expenses and Other Liabilities............................................        1,567            837          422
                                                                                    -----------    -----------   ----------
     Total Liabilities............................................................      572,953        596,773      110,479
                                                                                    -----------    -----------   ----------
NET ASSETS........................................................................  $27,676,546    $12,732,150   $6,667,096
                                                                                    ===========    ===========   ==========
Investments at Cost...............................................................  $18,606,092    $10,456,529   $3,585,676
                                                                                    ===========    ===========   ==========
Foreign Currencies at Cost........................................................  $        --    $    53,423   $       --
                                                                                    ===========    ===========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                  THE TAX-
                                                                      THE U.S.       THE DFA    MANAGED U.S.
                                                                      LARGE CAP   INTERNATIONAL  MARKETWIDE
                                                                    VALUE SERIES# VALUE SERIES# VALUE SERIES#
                                                                    ------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $32,179 and $6,
   respectively)...................................................  $  565,477    $  332,211    $  138,879
  Non Cash Income..................................................          --        55,069            --
  Income from Securities Lending...................................       2,756         9,477           678
                                                                     ----------    ----------    ----------
     Total Investment Income.......................................     568,233       396,757       139,557
                                                                     ----------    ----------    ----------
EXPENSES
  Investment Management Fees.......................................      24,712        22,418        12,494
  Accounting & Transfer Agent Fees.................................       1,102           509           279
  Custodian Fees...................................................         255           962            67
  Directors'/Trustees' Fees & Expenses.............................         241           108            62
  Professional Fees................................................         369           229            94
  Other............................................................         574           345           153
                                                                     ----------    ----------    ----------
     Total Expenses................................................      27,253        24,571        13,149
                                                                     ----------    ----------    ----------
  Fees Paid Indirectly (Note C)....................................          --          (877)           --
                                                                     ----------    ----------    ----------
  Net Expenses.....................................................      27,253        23,694        13,149
                                                                     ----------    ----------    ----------
  NET INVESTMENT INCOME (LOSS).....................................     540,980       373,063       126,408
                                                                     ----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................   1,415,252       133,582       218,751
    Affiliated Investment Companies Shares Sold....................          (4)           55            22
    Futures........................................................      22,013        16,570            77
    Foreign Currency Transactions..................................          --        (2,679)           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................   3,199,777     2,126,222       896,370
    Affiliated Investment Companies Shares.........................         (95)          (73)          (29)
    Futures........................................................      11,932         3,736            --
    Translation of Foreign Currency Denominated Amounts............          --         1,069            --
                                                                     ----------    ----------    ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........................   4,648,875     2,278,482     1,115,191
                                                                     ----------    ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....  $5,189,855    $2,651,545    $1,241,599
                                                                     ==========    ==========    ==========

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                        THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL    THE TAX-MANAGED U.S.
                                                 SERIES                 VALUE SERIES       MARKETWIDE VALUE SERIES
                                        ------------------------  -----------------------  ----------------------
                                            YEAR         YEAR         YEAR        YEAR        YEAR        YEAR
                                           ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                          OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                            2017         2016         2017        2016        2017        2016
                                        -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......... $   540,980  $   464,438  $   373,063  $  332,006  $  126,408  $  109,377
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......   1,415,252      567,193      133,582    (261,808)    218,751     194,648
    Affiliated Investment Companies
     Shares Sold.......................          (4)          --           55          --          22          --
    Futures............................      22,013       21,037       16,570       5,988          77       5,998
    Foreign Currency
     Transactions......................          --           --       (2,679)      5,590          --          --
    Forward Currency Contracts.........          --           --           --           8          --          --
  Change in Unrealized
   Appreciation (Depreciation) of:
    Investment Securities and
     Foreign Currency..................   3,199,777      (57,128)   2,126,222     (32,753)    896,370    (153,025)
    Affiliated Investment Companies
     Shares............................         (95)          --          (73)         --         (29)         --
    Futures............................      11,932       (3,872)       3,736        (852)         --          --
    Translation of Foreign Currency
     Denominated Amounts...............          --           --        1,069        (908)         --          --
                                        -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations.......................   5,189,855      991,668    2,651,545      47,271   1,241,599     156,998
                                        -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions........................   2,626,519    1,812,211      995,812   1,394,282     176,018     280,866
  Withdrawals..........................  (1,056,396)    (981,368)    (644,747)   (939,918)   (288,925)   (247,872)
                                        -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.........   1,570,123      830,843      351,065     454,364    (112,907)     32,994
                                        -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.......................   6,759,978    1,822,511    3,002,610     501,635   1,128,692     189,992
NET ASSETS
  Beginning of Year....................  20,916,568   19,094,057    9,729,540   9,227,905   5,538,404   5,348,412
                                        -----------  -----------  -----------  ----------  ----------  ----------
  End of Year.......................... $27,676,546  $20,916,568  $12,732,150  $9,729,540  $6,667,096  $5,538,404
                                        ===========  ===========  ===========  ==========  ==========  ==========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      THE U.S. LARGE CAP VALUE SERIES
                                                      ---------------------------------------------------------------
                                                          YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                                        OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                          2017         2016         2015         2014         2013
----------------------------------------------------------------------------------------------------------------------
Total Return.........................................       24.31%        4.75%        1.32%       15.67%       35.68%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $27,676,546  $20,916,568  $19,094,057  $18,376,682  $14,838,988
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net Assets.        2.19%        2.39%        2.20%        1.90%        1.98%
Portfolio Turnover Rate..............................          15%          15%          16%          15%          15%
----------------------------------------------------------------------------------------------------------------------

                                                                 THE DFA INTERNATIONAL VALUE SERIES
                                                   --------------------------------------------------------------
                                                       YEAR         YEAR         YEAR         YEAR        YEAR
                                                      ENDED        ENDED        ENDED        ENDED       ENDED
                                                     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                       2017         2016         2015         2014        2013
------------------------------------------------------------------------------------------------------------------
Total Return......................................       26.53%      (0.10)%      (5.35)%      (0.72)%      28.18%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $12,732,150  $9,729,540   $9,227,905   $9,343,666   $8,792,130
Ratio of Expenses to Average Net Assets...........        0.22%       0.22%        0.22%        0.22%        0.22%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).................        0.22%       0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net
 Assets...........................................        3.33%       3.72%        3.31%        4.50%        3.20%
Portfolio Turnover Rate...........................          17%         17%          21%          17%          15%
------------------------------------------------------------------------------------------------------------------

                                                             THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                      ----------------------------------------------------------
                                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2017        2016        2015        2014        2013
-----------------------------------------------------------------------------------------------------------------
Total Return.........................................      22.61%       2.79%       2.93%      15.17%      35.92%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $6,667,096  $5,538,404  $5,348,412  $5,143,977  $4,389,755
Ratio of Expenses to Average Net Assets..............       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Net Investment Income to Average Net Assets.       2.02%       2.05%       1.82%       1.61%       1.82%
Portfolio Turnover Rate..............................          7%          9%          6%          2%          5%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, three of which, The U.S. Large Cap Value Series, The DFA International Value Series, and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the year ended October 31, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10%, 0.20%, and 0.20% of average daily net assets for The U.S. Large Cap Value Series, The DFA International Value Series, and The Tax-Managed U.S. Marketwide Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of The DFA International Value Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $877

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2017, the total related amounts paid by the Trust to the CCO were $85 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

          The U.S. Large Cap Value Series........................ $633
          The DFA International Value Series.....................  391
          The Tax-Managed U.S. Marketwide Value Series...........  181

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                     PURCHASES    SALES
     -                                               ---------- ----------
     The U.S. Large Cap Value Series................ $5,711,924 $3,550,329
     The DFA International Value Series.............  2,380,334  1,837,613
     The Tax-Managed U.S. Marketwide Value Series...    507,651    433,018

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                               NET
                                                             REALIZED                                     DIVIDEND
                                                              GAIN/                                        INCOME   CAPITAL GAIN
                                                            (LOSS) ON    CHANGE IN                          FROM    DISTRIBUTIONS
                                                  PROCEEDS   SALES OF   UNREALIZED               SHARES  AFFILIATED     FROM
                           BALANCE AT PURCHASES     FROM    AFFILIATED APPRECIATION/ BALANCE AT  AS OF   INVESTMENT  AFFILIATED
                            10/31/16   AT COST     SALES    INVESTMENT DEPRECIATION   10/31/17  10/31/17 COMPANIES   INVESTMENT
                           ---------- ---------- ---------- ---------- ------------- ---------- -------- ---------- -------------
THE U.S. LARGE CAP VALUE
 SERIES
DFA Short Term Investment
 Fund.....................  $820,651  $6,008,173 $6,306,304    $(4)        $(95)      $522,421   45,149    $7,598        --
                            --------  ---------- ----------    ---         ----       --------   ------    ------        --
Total.....................  $820,651  $6,008,173 $6,306,304    $(4)        $(95)      $522,421   45,149    $7,598        --
                            ========  ========== ==========    ===         ====       ========   ======    ======        ==

THE DFA INTERNATIONAL
 VALUE SERIES
DFA Short Term Investment
 Fund.....................  $370,103  $6,085,206 $5,861,430    $55         $(73)      $593,861   51,323    $5,741        --
                            --------  ---------- ----------    ---         ----       --------   ------    ------        --
Total.....................  $370,103  $6,085,206 $5,861,430    $55         $(73)      $593,861   51,323    $5,741        --
                            ========  ========== ==========    ===         ====       ========   ======    ======        ==

THE TAX-MANAGED U.S.
 MARKETWIDE VALUE SERIES
DFA Short Term Investment
 Fund.....................  $304,658  $1,048,404 $1,244,097    $22         $(29)      $108,958    9,416    $1,211        --
                            --------  ---------- ----------    ---         ----       --------   ------    ------        --
Total.....................  $304,658  $1,048,404 $1,244,097    $22         $(29)      $108,958    9,416    $1,211        --
                            ========  ========== ==========    ===         ====       ========   ======    ======        ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          NET
                                                                       UNREALIZED
                                FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                               ----------- ------------ ------------ --------------
The U.S. Large Cap Value
  Series...................... $19,581,837  $9,370,063   $(544,402)    $8,825,661
The DFA International Value
  Series......................  11,157,024   2,649,548    (529,994)     2,119,554
The Tax-Managed U.S.
  Marketwide Value Series.....   3,699,159   3,155,503     (83,977)     3,071,526

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Forward Currency Contracts: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                           FUTURES
                                                           --------
             The U.S. Large Cap Value Series.............. $167,432
             The DFA International Value Series...........   89,210

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2017:

                      LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                      ----------------------------------------------------
    DERIVATIVE TYPE   ASSET DERIVATIVES
    ---------------   ----------------------------------------------------
    Equity contracts  Receivables: Futures
                      Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                                 ---------------------------
                                                   TOTAL VALUE
                                                        AT          EQUITY
                                                 OCTOBER 31, 2017 CONTRACTS*
                                                 ---------------- ----------
   The U.S. Large Cap Value Series..............      $8,060        $8,060
   The DFA International Value Series...........       2,884         2,884

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative investment holdings for the year ended October 31, 2017:

DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------   --------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                   ----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $22,013            $22,013
            The DFA International Value Series....  16,570             16,570
            The Tax-Managed U.S. Marketwide Value
              Series..............................      77                 77*

                                                   CHANGE IN UNREALIZED
                                                   APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                                   ----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $11,932            $11,932
            The DFA International Value Series....   3,736              3,736

* As of October 31, 2017, there were no futures contracts outstanding. During the year ended October 31, 2017, the Series had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value
  Series..............................     1.53%        $3,894         23         $4        $6,845

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2017.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                                  REALIZED
                                                                    GAIN
      PORTFOLIO                                PURCHASES  SALES    (LOSS)
      ---------                                --------- -------- --------
      The U.S. Large Cap Value Series......... $442,838  $204,015 $30,650
      The DFA International Value Series......  135,129    76,512   4,425
      The Tax-Managed U.S. Marketwide Value
        Series................................   55,950    11,114   3,280

J. SECURITIES LENDING:

   As of October 31, 2017, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The U.S. Large Cap Value Series, The DFA International Value Series, and The Tax-Managed U.S. Marketwide Value Series received non-cash collateral consisting of short-and/or long-term U.S. Treasury and U.S. government agency securities as follows (amounts in thousands):

                                                 MARKET     UNINVESTED
                                                 VALUE    CASH COLLATERAL
                                               ---------- ---------------
      The U.S. Large Cap Value Series......... $1,023,222       --
      The DFA International Value Series......    124,520       --
      The Tax-Managed U.S. Marketwide Value
        Series................................     99,606       --

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                         AS OF OCTOBER 31, 2017
                        ---------------------------------------------------------
                        OVERNIGHT AND            BETWEEN
                         CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                        ------------- -------- ------------ -------- ------------
SECURITIES LENDING
  TRANSACTIONS
THE U.S. LARGE CAP
  VALUE SERIES
  Common Stocks,
   Rights/Warrants..... $522,421,314     --         --         --    $522,421,314

THE DFA INTERNATIONAL VALUE SERIES
  Common Stocks........  593,860,860     --         --         --     593,860,860

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
  Common Stocks,
   Rights/Warrants.....  108,958,173     --         --         --     108,958,173

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series and The Tax-Managed U.S. Marketwide Value Series (three of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

Each Board's Strategy Committee is composed of Douglas W. Diamond,
Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

                                                                                                                 OTHER
                                        TERM OF                                        PORTFOLIOS WITHIN   DIRECTORSHIPS OF
   NAME, ADDRESS                     OFFICE/1/ AND                                       THE DFA FUND      PUBLIC COMPANIES
       AND                             LENGTH OF           PRINCIPAL OCCUPATION           COMPLEX/2/          HELD DURING
   YEAR OF BIRTH        POSITION        SERVICE            DURING PAST 5 YEARS             OVERSEEN          PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
George M.            Director of     DFAIDG-Since    Leo Melamed Professor of          126 portfolios in  None
Constantinides       DFAIDG and DIG  1983            Finance, University of Chicago    4 investment
University of        Trustee of      DIG-Since 1993  Booth School of Business          companies
Chicago Booth        DFAITC and      DFAITC-Since    (since 1978).
School of            DEM             1992
Business                             DEM-Since 1993
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
Douglas W.           Director of     DFAIDG-Since    Merton H. Miller Distinguished    126 portfolios in  None
Diamond              DFAIDG and DIG  June 2017       Service Professor of Finance,     4 investment
University of        Trustee of      DIG-Since June  University of Chicago Booth       companies
Chicago Booth        DFAITC and      2017            School of Business (since
School of            DEM             DFAITC-Since    1988). Visiting Scholar, Federal
Business                             June 2017       Reserve Bank of Richmond
5807 S. Woodlawn                     DEM-Since June  (since 1990). Formerly, Fischer
Avenue                               2017            Black Visiting Professor of
Chicago, IL 60637                                    Financial Economics,
1953                                                 Alfred P. Sloan School of
                                                     Management, Massachusetts
                                                     Institute of Technology (2015 to
                                                     2016).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson    Director of     DFAIDG-Since    Professor in Practice Emeritus    126 portfolios in  None
Yale School of       DFAIDG and DIG  1981            of Finance, Yale School of        4 investment
Management           Trustee of      DIG-Since 1993  Management (since 1984).          companies
P.O. Box 208200      DFAITC and      DFAITC-Since    Chairman, CIO and Partner,
New Haven,           DEM             1992            Zebra Capital Management,
CT 06520-8200                        DEM-Since 1993  LLC (hedge fund and asset
1943                                                 manager) (since 2001).
                                                     Formerly, Consultant to
                                                     Morningstar, Inc. (2006-2016).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear     Director of     DFAIDG-Since    Distinguished Visiting Fellow,    126 portfolios in  None
Stanford University  DFAIDG and DIG  2010            Becker Friedman Institute for     4 investment
Graduate School      Trustee of      DIG-Since 2010  Research in Economics,            companies
of Business          DFAITC and      DFAITC-Since    University of Chicago (since
Knight               DEM             2010            2015). Morris Arnold Cox
Management                           DEM-Since 2010  Senior Fellow, Hoover
Center, E346                                         Institution (since 2002).
Stanford,                                            Jack Steele Parker Professor
CA 94305                                             of Human Resources
1948                                                 Management and Economics,
                                                     Graduate School of Business,
                                                     Stanford University (since
                                                     1995). Cornerstone Research
                                                     (expert testimony and
                                                     economic and financial
                                                     analysis) (since 2009).
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes     Director of     DFAIDG-Since    Chief Investment Strategist,      126 portfolios in  Formerly, Adviser,
c/o Dimensional      DFAIDG and DIG  1981            Janus Henderson Investors         4 investment       Kuapay, Inc.
Fund Advisors LP     Trustee of      DIG-Since 1993  (since 2014). Frank E. Buck       companies          (2013-2014).
6300 Bee Cave        DFAITC and      DFAITC-Since    Professor of Finance, Emeritus,                      Formerly, Director,
Road, Building       DEM             1992            Graduate School of Business,                         American Century
One                                  DEM-Since 1993  Stanford University (since                           Fund Complex
Austin, TX 78746                                     1981).                                               (registered
1941                                                                                                      investment
                                                                                                          companies) (43
                                                                                                          Portfolios) (1980-
                                                                                                          2014).
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           OTHER
                                      TERM OF                                   PORTFOLIOS WITHIN    DIRECTORSHIPS OF
  NAME, ADDRESS                    OFFICE/1/ AND                                  THE DFA FUND       PUBLIC COMPANIES
      AND                            LENGTH OF        PRINCIPAL OCCUPATION         COMPLEX/2/           HELD DURING
  YEAR OF BIRTH       POSITION        SERVICE          DURING PAST 5 YEARS          OVERSEEN           PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith     Director of     DFAIDG-Since    Boris and Irene Stern        126 portfolios in  Lead Director,
University of      DFAIDG and DIG  2000            Distinguished Service        4 investment       (beginning May
Chicago Booth      Trustee of      DIG-Since 2000  Professor of Accounting,     companies          2014) and Director
School of          DFAITC and      DFAITC-Since    University of Chicago Booth                     (since 2000), HNI
Business           DEM             2000            School of Business (since                       Corporation
5807 S. Woodlawn                   DEM-Since 2000  1980).                                          (formerly known as
Avenue                                                                                             HON Industries
Chicago, IL 60637                                                                                  Inc.) (office
1953                                                                                               furniture); Director,
                                                                                                   Ryder System Inc.
                                                                                                   (transportation,
                                                                                                   logistics and
                                                                                                   supply-chain
                                                                                                   management)
                                                                                                   (since 2003); and
                                                                                                   Trustee, UBS
                                                                                                   Funds (3
                                                                                                   investment
                                                                                                   companies within
                                                                                                   the fund complex)
                                                                                                   (24 portfolios)
                                                                                                   (since 2009).

                                                                                                             OTHER
                                     TERM OF                                         PORTFOLIOS WITHIN  DIRECTORSHIPS OF
 NAME, ADDRESS                    OFFICE/1/ AND                                        THE DFA FUND     PUBLIC COMPANIES
      AND                           LENGTH OF           PRINCIPAL OCCUPATION            COMPLEX/2/        HELD DURING
 YEAR OF BIRTH       POSITION        SERVICE             DURING PAST 5 YEARS             OVERSEEN        PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
                                            INTERESTED TRUSTEES/DIRECTORS*
-------------------------------------------------------------------------------------------------------------------------
David G. Booth    Chairman        DFAIDG-Since    Chairman, Director/Trustee,        126 portfolios in       None
6300 Bee Cave     Director of     1981            and formerly, President and        4 investment
Road, Building    DFAIDG and DIG  DIG-Since 1992  Co-Chief Executive Officer         companies
One               Trustee of      DFAITC-Since    (each until March 2017) of
Austin, TX 78746  DFAITC and      1992            Dimensional Emerging Markets
1946              DEM             DEM-Since 1993  Value Fund ("DEM"), DFAIDG,
                                                  Dimensional Investment Group
                                                  Inc. ("DIG") and The DFA
                                                  Investment Trust Company
                                                  ("DFAITC"). Executive
                                                  Chairman, and formerly,
                                                  President and Co-Chief
                                                  Executive Officer (each until
                                                  February 2017) of Dimensional
                                                  Holdings Inc., Dimensional
                                                  Fund Advisors LP and DFA
                                                  Securities LLC (collectively with
                                                  DEM, DFAIDG, DIG and
                                                  DFAITC, the "DFA Entities").
                                                  Chairman and Director (since
                                                  2009) and formerly Co-Chief
                                                  Executive Officer (2010-June
                                                  2017) of Dimensional Fund
                                                  Advisors Canada ULC.
                                                  Trustee, University of Chicago
                                                  (since 2002). Trustee,
                                                  University of Kansas
                                                  Endowment Association (since
                                                  2005). Formerly, Director of
                                                  Dimensional Fund Advisors
                                                  Ltd. (2002-July 2017), DFA
                                                  Australia Limited (1994-July
                                                  2017), Dimensional Advisors
                                                  Ltd. (2012-July 2017),
                                                  Dimensional Funds plc (2006-
                                                  July 2017) and Dimensional
                                                  Funds II plc (2006-July 2017).
                                                  Formerly, Director and
                                                  President of Dimensional
                                                  Japan Ltd. (2012-April 2017).
                                                  Formerly, President,
                                                  Dimensional SmartNest (US)
                                                  LLC (2009-2014); and Limited
                                                  Partner, VSC Investors, LLC
                                                  (2007 to 2015). Formerly,
                                                  Chairman, Director, President
                                                  and Co-Chief Executive Officer
                                                  of Dimensional Cayman
                                                  Commodity Fund I Ltd. (2010-
                                                  September 2017).
-------------------------------------------------------------------------------------------------------------------------

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                    Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                                Fund Advisors Ltd., Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                Pte. Ltd. and Dimensional Hong Kong Limited.
                                                                Director, Vice President and Assistant Secretary of
                                                                Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler         Co-Chief Executive     Since 2017       Co-Chief Executive Officer of all the DFA entities
1964                    Officer                                 (since 2017); Director of Dimensional Holdings Inc.
                                                                (since February 2017), Dimensional Fund Advisors
                                                                Canada ULC (since March 2017), Dimensional
                                                                Japan Ltd. (since April 2017), Dimensional Advisors
                                                                Ltd. (since July 2017), DFA Australia Limited (since
                                                                July 2017) and Dimensional Fund Advisors Ltd.
                                                                (since August 2017); Director and Co-Chief
                                                                Executive Officer of Dimensional Cayman
                                                                Commodity Fund I Ltd. (since September 13, 2017).
                                                                Formerly, Vice President (October 2007 to February
                                                                2017), of all the DFA Entities. Head of Global
                                                                Financial Advisor Services (since October 2007) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Executive Vice         Since 2017       Executive Vice President (since March 2017) and
1972                    President                               formerly, Vice President (2004 to March 2017), of all
                                                                the DFA Entities. Director and Vice President (since
                                                                February 2016) of Dimensional Japan Ltd. President
                                                                and Director (since February 2016) of Dimensional
                                                                Fund Advisors Canada ULC. Vice President (since
                                                                April 2008) and Director (since October 2016) of
                                                                DFA Australia Limited. Director (since April 2016) of
                                                                Dimensional Advisors Ltd., Dimensional Fund
                                                                Advisors Pte. Ltd., and Dimensional Hong Kong
                                                                Limited. Vice President (since June 2016) of
                                                                Dimensional Fund Advisors Pte. Ltd. Head of Global
                                                                Institutional Services (since January 2014) for
                                                                Dimensional Fund Advisors LP. Formerly, Vice
                                                                President (December 2010-February 2016) of
                                                                Dimensional Fund Advisors Canada ULC; and Head
                                                                of Institutional, North America (March 2012 to
                                                                December 2013) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                            of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                      Dimensional Fund Advisors Ltd. Chief Compliance
                                                                Officer and Chief Privacy Officer of Dimensional
                                                                Fund Advisors Canada ULC (since October 2006
                                                                and March 2015, respectively), Chief Compliance
                                                                Officer of Dimensional Fund Advisors Pte. Ltd. (since
                                                                October 2012) and Dimensional Japan Ltd. (since
                                                                February 2017). Formerly, Vice President and Global
                                                                Chief Compliance Officer (October 2010-2014) for
                                                                Dimensional SmartNest (US) LLC.
----------------------------------------------------------------------------------------------------------------------

                                                     TERM OF OFFICE/1/
                                                       AND LENGTH OF
NAME AND YEAR OF BIRTH          POSITION                  SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
(Michael) Sam Gilliland  Executive Vice          Since 2017                 Executive Vice President and Chief Operating
1962                     President                                          Officer of the DFA Fund Complex (since March
                                                                            2017). Executive Vice President (since February
                                                                            2017), Senior Advisor and Chief Operating Officer
                                                                            (since February 2016) of Dimensional Funds
                                                                            Advisors LP, Dimensional Holdings Inc. and
                                                                            Dimensional Investment LLC. Executive Vice
                                                                            President (since February 2017) of DFA Securities
                                                                            LLC. Director of Dimensional Advisors Ltd. (since
                                                                            February 2017), Dimensional Hong Kong Limited
                                                                            (since February 2017) and DFA Australia Limited
                                                                            (since October 2016). Formerly, Consultant for
                                                                            MSG Consulting (August 2013-February 2017), and
                                                                            Chairman and Chief Executive Officer of Sabre
                                                                            Holdings (December 2003-August 2013).
------------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle        Vice President, Chief   Since 2015                 Vice President, Chief Financial Officer, and
1958                     Financial Officer, and                             Treasurer of all the DFA Entities. Chief
                         Treasurer                                          Financial Officer, Treasurer and Vice President
                                                                            of Dimensional Advisors Ltd., Dimensional Fund
                                                                            Advisors Ltd., Dimensional Hong Kong Limited,
                                                                            Dimensional Cayman Commodity Fund I Ltd.,
                                                                            Dimensional Fund Advisors Canada ULC, Dimensional
                                                                            Fund Advisors Pte. Ltd and DFA Australia Limited.
                                                                            Director (since August 2016) for Dimensional
                                                                            Funds plc and Dimensional Funds II plc. Formerly,
                                                                            interim Chief Financial Officer and interim
                                                                            Treasurer of all the DFA Entities (April
                                                                            2016-September 2016); interim Chief Financial
                                                                            Officer and interim Treasurer (April 2016-July
                                                                            2016) of Dimensional Fund Advisors LP,
                                                                            Dimensional Fund Advisors Ltd., DFA Australia
                                                                            Limited, Dimensional Advisors Ltd., Dimensional
                                                                            Fund Advisors Pte. Ltd, Dimensional Hong Kong
                                                                            Limited, Dimensional Cayman Commodity Fund I
                                                                            Ltd., Dimensional Fund Advisors Canada ULC;
                                                                            Controller (August 2015-September 2016) of all
                                                                            the DFA Entities; Controller (August 2015-July
                                                                            2016) Dimensional Fund Advisors LP; Vice
                                                                            President of T. Rowe Price Group, Inc. and
                                                                            Director of Investment Treasury and Treasurer of
                                                                            the T. Rowe Price Funds (March 2008-July 2015).
------------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon             Vice President and      Vice President since 2004  Vice President and Assistant Secretary (since
1973                     Assistant Secretary     and Assistant Secretary    2004 and March 2017, respectively) of all the DFA
                                                 since 2017                 Entities and Dimensional Cayman Commodity Fund I
                                                                            Ltd.
------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell        Vice President          Since 2010                 Vice President of all the DFA Entities and
1972                                                                        Dimensional Cayman Commodity Fund I Ltd.
------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell      President and General   Since 2017                 President and General Counsel (since March 2017),
1964                     Counsel                                            and formerly, Vice President and Secretary (1997
                                                                            and 2000, respectively, to March 2017), of all
                                                                            the DFA Entities. Director, Vice President and
                                                                            Secretary of DFA Australia Limited and
                                                                            Dimensional Fund Advisors Ltd. (since February
                                                                            2002, April 1997, and May 2002, respectively).
                                                                            Vice President and Secretary of Dimensional Fund
                                                                            Advisors Canada ULC (since June 2003),
                                                                            Dimensional Cayman Commodity Fund I Ltd.,
                                                                            Dimensional Japan Ltd (since February 2012),
                                                                            Dimensional Advisors Ltd. (since March 2012) and
                                                                            Dimensional Fund Advisors Pte. Ltd. (since June
                                                                            2012). Director of Dimensional Funds plc and
                                                                            Dimensional Funds II plc (since 2002 and 2006,
                                                                            respectively). Director of Dimensional Japan
                                                                            Ltd., Dimensional Advisors Ltd., Dimensional Fund
                                                                            Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                            Limited (since August 2012 and July 2012).
                                                                            Formerly, Vice President and Secretary (October
                                                                            2010-November 2014) of Dimensional SmartNest (US)
                                                                            LLC.
------------------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                  AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION                SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and  Since 2013                 Vice President and Deputy Chief Compliance Officer
 1961                   Deputy Chief                                   of all the DFA Entities. Deputy Chief Compliance
                        Compliance Officer                             Officer (since December 2012) of Dimensional Fund
                                                                       Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President and  Vice President since 2010  Vice President and Secretary (since 2010 and March
 1974                   Secretary           and Secretary since 2017   2017, respectively) of all the DFA Entities,
                                                                       Dimensional Cayman Commodity Fund I Ltd., and
                                                                       Dimensional Fund Advisors Canada ULC (since April
                                                                       2016).
----------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Co-Chief Executive  Since 2017                 Co-Chief Executive Officer and Chief Investment
 1976                   Officer and Chief                              Officer of DFAIDG, DFAITC, DIG and DEM (since
                        Investment Officer                             September, 2017) and Dimensional Holdings Inc.,
                                                                       Dimensional Fund Advisors LP, DFA Securities LLC
                                                                       and Dimensional Fund Advisors Canada ULC (since
                                                                       September, 2017); Chief Investment Officer and
                                                                       Director of DFA Australia Limited (since September,
                                                                       2017 and October 2017, respectively); Director, Co-
                                                                       Chief Executive Officer and Chief Investment Officer
                                                                       of Dimensional Cayman Commodity Fund I Ltd.
                                                                       (since September, 2017); Director of Dimensional
                                                                       Funds plc and Dimensional Fund II plc (since August
                                                                       2014) and Dimensional Fund Advisors Pte. Ltd.
                                                                       (since June 2017); Co-Chief Investment Officer and
                                                                       Vice President (since February 2016) of Dimensional
                                                                       Japan Ltd. Formerly, Executive Vice President
                                                                       (March 2017-September, 2017), Co-Chief
                                                                       Investment Officer (June 2014-September, 2017)
                                                                       and Vice President (January 2007-March 2017) of
                                                                       DFAIDG, DFAITC, DIG and DEM; Executive Vice
                                                                       President (February 2017-September, 2017), Co-
                                                                       Chief Investment Officer (June 2014-September,
                                                                       2017) and Vice President (January 2007-February
                                                                       2017) of Dimensional Holdings Inc., Dimensional
                                                                       Fund Advisors LP and DFA Securities LLC; Vice
                                                                       President and Co-Chief Investment Officer (April
                                                                       2014-September, 2017) of Dimensional Fund
                                                                       Advisors Canada ULC; Co-Chief Investment Officer
                                                                       of DFA Australia Limited (April 2014-September,
                                                                       2017); Co-Chief Investment Officer of DFA Securities
                                                                       LLC, Dimensional Fund Advisors LP, and
                                                                       Dimensional Holdings LLC (April 2014-September,
                                                                       2017).
----------------------------------------------------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2016 to October 31, 2017, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                 QUALIFYING
                                                                                     FOR
                             NET                                                  CORPORATE
                         INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING  FOREIGN    FOREIGN
DIMENSIONAL INVESTMENT     INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND     TAX       SOURCE
GROUP INC.              DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2) CREDIT (3) INCOME (4)
----------------------  ------------- ------------- ------------- ------------- ------------- ---------- ---------- ----------
DFA International
 Value Portfolio III...      100%          --            --            100%          100%        100%         4%       100%
U.S. Large Cap Value
 Portfolio III.........       39%          --            61%           100%          100%        100%        --          6%
Tax-Managed U.S.
 Marketwide Value
 Portfolio II..........       37%          --            63%           100%          100%        100%        --          6%

                                   QUALIFYING
                                     SHORT-
                        QUALIFYING    TERM
DIMENSIONAL INVESTMENT   INTEREST   CAPITAL
GROUP INC.              INCOME (5)  GAIN (6)
----------------------  ---------- ----------
DFA International
 Value Portfolio III...    100%       100%
U.S. Large Cap Value
 Portfolio III.........    100%       100%
Tax-Managed U.S.
 Marketwide Value
 Portfolio II..........    100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103117-008A
 [LOGO]                                                              00202780

[LOGO]

Annual Report

YEAR ENDED: OCTOBER 31, 2017

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC. / DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

DFA TWO-YEAR FIXED INCOME PORTFOLIO

DFA TWO-YEAR GOVERNMENT PORTFOLIO

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

[LOGO]

December 2017

Dear Fellow Shareholder,

On behalf of everyone at Dimensional, we thank you for trusting us with your investments. We recognize that the assets we manage for you play an important role in your future. And we are committed to enhancing shareholder value every day through the quality of our implementation.

Dimensional believes that an approach based on sensible and thoroughly vetted investment ideas leads to a consistent set of funds that can help you achieve your investment goals. Over the past 36 years, we have built upon a foundation of sensible investment ideas, which evolved through research and refinement. The goal has always been to find additional ways to enhance our funds while remaining consistent in our approach.

We believe these efforts have indeed helped people meet a wide range of goals and be long-term investors. We appreciate the opportunity to continue serving our shareholders.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..................................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts.......................................................................   2
   Management's Discussion and Analysis.....................................................   4
   Disclosure of Fund Expenses..............................................................   7
   Disclosure of Portfolio Holdings.........................................................   9
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio..........................................  10
       DFA Two-Year Fixed Income Portfolio..................................................  11
       DFA Two-Year Government Portfolio....................................................  13
   Statements of Assets and Liabilities.....................................................  14
   Statements of Operations.................................................................  16
   Statements of Changes in Net Assets......................................................  17
   Financial Highlights.....................................................................  18
   Notes to Financial Statements............................................................  21
   Report of Independent Registered Public Accounting Firm..................................  29
DFA INVESTMENT DIMENSIONS GROUP INC. - LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
   Performance Charts.......................................................................  30
   Management's Discussion and Analysis.....................................................  31
   Disclosure of Fund Expenses..............................................................  33
   Disclosure of Portfolio Holdings.........................................................  34
   Schedule of Investments..................................................................  35
   Statement of Assets and Liabilities......................................................  36
   Statement of Operations..................................................................  37
   Statement of Changes in Net Assets.......................................................  38
   Financial Highlights.....................................................................  39
   Notes to Financial Statements............................................................  40
   Report of Independent Registered Public Accounting Firm..................................  46
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts.......................................................................  47
   Management's Discussion and Analysis.....................................................  48
   Disclosure of Fund Expenses..............................................................  51
   Disclosure of Portfolio Holdings.........................................................  52
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series......................................................  53
       The DFA International Value Series...................................................  56
   Statements of Assets and Liabilities.....................................................  60
   Statements of Operations.................................................................  61
   Statements of Changes in Net Assets......................................................  62
   Financial Highlights.....................................................................  63
   Notes to Financial Statements............................................................  64
   Report of Independent Registered Public Accounting Firm..................................  73
FUND MANAGEMENT.............................................................................  74
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.................................................  81
NOTICE TO SHAREHOLDERS......................................................................  82

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
##      Rule 144 A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

              LWAS/DFA U.S. High Book to          Russell 1000/R/
                  Market Portfolio                 Value Index
              --------------------------        -----------------
   10/2007            $10,000                       $10,000
   11/2007             $9,440                        $9,511
   12/2007             $9,403                        $9,419
   01/2008             $9,043                        $9,042
   02/2008             $8,768                        $8,663
   03/2008             $8,680                        $8,598
   04/2008             $9,230                        $9,017
   05/2008             $9,447                        $9,003
   06/2008             $8,411                        $8,141
   07/2008             $8,319                        $8,112
   08/2008             $8,476                        $8,250
   09/2008             $7,715                        $7,644
   10/2008             $5,977                        $6,320
   11/2008             $5,388                        $5,867
   12/2008             $5,566                        $5,949
   01/2009             $4,904                        $5,265
   02/2009             $4,215                        $4,561
   03/2009             $4,628                        $4,951
   04/2009             $5,375                        $5,482
   05/2009             $5,789                        $5,821
   06/2009             $5,718                        $5,778
   07/2009             $6,261                        $6,251
   08/2009             $6,682                        $6,578
   09/2009             $6,970                        $6,832
   10/2009             $6,670                        $6,623
   11/2009             $7,045                        $6,996
   12/2009             $7,240                        $7,120
   01/2010             $7,069                        $6,920
   02/2010             $7,377                        $7,138
   03/2010             $7,949                        $7,603
   04/2010             $8,196                        $7,800
   05/2010             $7,497                        $7,158
   06/2010             $6,930                        $6,755
   07/2010             $7,467                        $7,213
   08/2010             $7,012                        $6,904
   09/2010             $7,701                        $7,440
   10/2010             $7,985                        $7,663
   11/2010             $7,922                        $7,622
   12/2010             $8,696                        $8,224
   01/2011             $8,968                        $8,410
   02/2011             $9,455                        $8,720
   03/2011             $9,502                        $8,755
   04/2011             $9,732                        $8,988
   05/2011             $9,599                        $8,893
   06/2011             $9,422                        $8,711
   07/2011             $8,994                        $8,422
   08/2011             $8,230                        $7,896
   09/2011             $7,401                        $7,299
   10/2011             $8,422                        $8,135
   11/2011             $8,352                        $8,093
   12/2011             $8,413                        $8,256
   01/2012             $8,831                        $8,568
   02/2012             $9,342                        $8,910
   03/2012             $9,513                        $9,174
   04/2012             $9,314                        $9,081
   05/2012             $8,652                        $8,548
   06/2012             $9,116                        $8,972
   07/2012             $9,202                        $9,065
   08/2012             $9,567                        $9,262
   09/2012             $9,917                        $9,556
   10/2012             $9,939                        $9,509
   11/2012             $9,960                        $9,505
   12/2012            $10,258                        $9,702
   01/2013            $10,974                       $10,332
   02/2013            $11,112                       $10,480
   03/2013            $11,647                       $10,896
   04/2013            $11,763                       $11,060
   05/2013            $12,249                       $11,344
   06/2013            $12,108                       $11,244
   07/2013            $12,829                       $11,851
   08/2013            $12,443                       $11,402
   09/2013            $12,808                       $11,687
   10/2013            $13,459                       $12,199
   11/2013            $14,022                       $12,540
   12/2013            $14,389                       $12,857
   01/2014            $13,818                       $12,401
   02/2014            $14,282                       $12,937
   03/2014            $14,619                       $13,246
   04/2014            $14,711                       $13,372
   05/2014            $15,031                       $13,567
   06/2014            $15,437                       $13,922
   07/2014            $15,322                       $13,685
   08/2014            $15,805                       $14,187
   09/2014            $15,413                       $13,895
   10/2014            $15,529                       $14,207
   11/2014            $15,706                       $14,498
   12/2014            $15,829                       $14,587
   01/2015            $15,035                       $14,004
   02/2015            $16,103                       $14,681
   03/2015            $15,789                       $14,482
   04/2015            $16,113                       $14,617
   05/2015            $16,288                       $14,793
   06/2015            $16,017                       $14,497
   07/2015            $15,975                       $14,561
   08/2015            $15,006                       $13,694
   09/2015            $14,518                       $13,280
   10/2015            $15,702                       $14,282
   11/2015            $15,761                       $14,337
   12/2015            $15,269                       $14,029
   01/2016            $14,220                       $13,304
   02/2016            $14,247                       $13,300
   03/2016            $15,277                       $14,258
   04/2016            $15,693                       $14,558
   05/2016            $15,906                       $14,784
   06/2016            $15,887                       $14,912
   07/2016            $16,427                       $15,345
   08/2016            $16,623                       $15,463
   09/2016            $16,698                       $15,431
   10/2016            $16,408                       $15,192
   11/2016            $17,698                       $16,060
   12/2016            $18,143                       $16,461
   01/2017            $18,393                       $16,578
   02/2017            $18,951                       $17,174
   03/2017            $18,776                       $16,999
   04/2017            $18,906                       $16,967
   05/2017            $18,886                       $16,951
   06/2017            $19,202                       $17,228
   07/2017            $19,524                       $17,457          Past performance is not predictive of
   08/2017            $19,343                       $17,253          future performance.
   09/2017            $20,084                       $17,764          The returns shown do not reflect the
   10/2017            $20,377                       $17,893          deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE        TEN            redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      YEARS           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2017, all rights
                              24.19%      15.44%     7.38%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
ICE BOFAML 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                   DFA Two-Year              ICE BofAML 1-3 Year
              Fixed Income Portfolio   US Corporate & Government Index
              ----------------------  ---------------------------------
   10/2007            $10,000                      $10,000
   11/2007            $10,030                      $10,145
   12/2007            $10,079                      $10,173
   01/2008            $10,110                      $10,348
   02/2008            $10,140                      $10,442
   03/2008            $10,153                      $10,443
   04/2008            $10,173                      $10,383
   05/2008            $10,194                      $10,361
   06/2008            $10,208                      $10,386
   07/2008            $10,239                      $10,416
   08/2008            $10,259                      $10,462
   09/2008            $10,214                      $10,405
   10/2008            $10,277                      $10,397
   11/2008            $10,381                      $10,528
   12/2008            $10,473                      $10,650
   01/2009            $10,484                      $10,661
   02/2009            $10,473                      $10,646
   03/2009            $10,519                      $10,692
   04/2009            $10,561                      $10,755
   05/2009            $10,604                      $10,840
   06/2009            $10,619                      $10,861
   07/2009            $10,640                      $10,909
   08/2009            $10,683                      $10,974
   09/2009            $10,699                      $11,018
   10/2009            $10,720                      $11,058
   11/2009            $10,763                      $11,128
   12/2009            $10,705                      $11,059
   01/2010            $10,759                      $11,148
   02/2010            $10,769                      $11,174
   03/2010            $10,760                      $11,161
   04/2010            $10,781                      $11,195
   05/2010            $10,792                      $11,221
   06/2010            $10,837                      $11,273
   07/2010            $10,869                      $11,319
   08/2010            $10,880                      $11,349
   09/2010            $10,900                      $11,377
   10/2010            $10,922                      $11,409
   11/2010            $10,900                      $11,387
   12/2010            $10,901                      $11,370
   01/2011            $10,911                      $11,395
   02/2011            $10,911                      $11,393
   03/2011            $10,910                      $11,393
   04/2011            $10,943                      $11,448
   05/2011            $10,976                      $11,490
   06/2011            $10,978                      $11,493
   07/2011            $10,989                      $11,526
   08/2011            $11,000                      $11,547
   09/2011            $10,991                      $11,520
   10/2011            $11,002                      $11,546
   11/2011            $10,991                      $11,537
   12/2011            $10,991                      $11,548
   01/2012            $11,024                      $11,588
   02/2012            $11,024                      $11,594
   03/2012            $11,030                      $11,600
   04/2012            $11,041                      $11,623
   05/2012            $11,041                      $11,621
   06/2012            $11,050                      $11,628
   07/2012            $11,072                      $11,669
   08/2012            $11,072                      $11,681
   09/2012            $11,084                      $11,695
   10/2012            $11,084                      $11,699
   11/2012            $11,084                      $11,710
   12/2012            $11,094                      $11,719
   01/2013            $11,094                      $11,726
   02/2013            $11,094                      $11,739
   03/2013            $11,099                      $11,745
   04/2013            $11,110                      $11,763
   05/2013            $11,099                      $11,746
   06/2013            $11,094                      $11,728
   07/2013            $11,105                      $11,754
   08/2013            $11,094                      $11,746
   09/2013            $11,113                      $11,778
   10/2013            $11,113                      $11,800
   11/2013            $11,113                      $11,815
   12/2013            $11,113                      $11,801
   01/2014            $11,124                      $11,824
   02/2014            $11,124                      $11,841
   03/2014            $11,127                      $11,830
   04/2014            $11,138                      $11,850
   05/2014            $11,138                      $11,877
   06/2014            $11,131                      $11,874
   07/2014            $11,131                      $11,864
   08/2014            $11,143                      $11,885
   09/2014            $11,136                      $11,878
   10/2014            $11,147                      $11,908
   11/2014            $11,159                      $11,926
   12/2014            $11,145                      $11,893
   01/2015            $11,178                      $11,954
   02/2015            $11,156                      $11,937
   03/2015            $11,184                      $11,964
   04/2015            $11,184                      $11,973
   05/2015            $11,184                      $11,983
   06/2015            $11,185                      $11,981
   07/2015            $11,185                      $11,988
   08/2015            $11,185                      $11,980
   09/2015            $11,211                      $12,015
   10/2015            $11,211                      $12,013
   11/2015            $11,189                      $11,989
   12/2015            $11,180                      $11,973
   01/2016            $11,225                      $12,036
   02/2016            $11,225                      $12,049
   03/2016            $11,256                      $12,090
   04/2016            $11,268                      $12,107
   05/2016            $11,256                      $12,099
   06/2016            $11,300                      $12,171
   07/2016            $11,300                      $12,173
   08/2016            $11,288                      $12,160
   09/2016            $11,294                      $12,174
   10/2016            $11,294                      $12,169
   11/2016            $11,283                      $12,119
   12/2016            $11,280                      $12,127
   01/2017            $11,303                      $12,148
   02/2017            $11,314                      $12,169
   03/2017            $11,318                      $12,175
   04/2017            $11,341                      $12,196
   05/2017            $11,352                      $12,216
   06/2017            $11,363                      $12,211
   07/2017            $11,386                      $12,243
   08/2017            $11,398                      $12,267                 Past performance is not predictive of
   09/2017            $11,399                      $12,253                 future performance.
   10/2017            $11,399                      $12,251                 The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE         FIVE         TEN               would pay on fund distributions or the
          TOTAL RETURN          YEAR        YEARS       YEARS              redemption of fund shares.
          ----------------------------------------------------------       ICE BofAML index data copyright 2017
                                0.92%       0.56%       1.32%              ICE Data Indices, LLC.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
ICE BOFAML 1-3 YEAR US TREASURY & AGENCY INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                 [CHART]

                  DFA Two-Year             ICE BofAML 1-3 Year
              Government Portfolio     US Treasury & Agency Index
              --------------------   -------------------------------
   10/2007          $10,000                     $10,000
   11/2007          $10,030                     $10,156
   12/2007          $10,066                     $10,188
   01/2008          $10,097                     $10,363
   02/2008          $10,128                     $10,458
   03/2008          $10,137                     $10,485
   04/2008          $10,158                     $10,412
   05/2008          $10,137                     $10,378
   06/2008          $10,158                     $10,409
   07/2008          $10,189                     $10,448
   08/2008          $10,220                     $10,490
   09/2008          $10,213                     $10,552
   10/2008          $10,244                     $10,630
   11/2008          $10,432                     $10,767
   12/2008          $10,604                     $10,876
   01/2009          $10,562                     $10,837
   02/2009          $10,562                     $10,837
   03/2009          $10,618                     $10,894
   04/2009          $10,650                     $10,895
   05/2009          $10,692                     $10,923
   06/2009          $10,689                     $10,913
   07/2009          $10,700                     $10,931
   08/2009          $10,732                     $10,975
   09/2009          $10,756                     $11,002
   10/2009          $10,778                     $11,026
   11/2009          $10,820                     $11,090
   12/2009          $10,765                     $11,010
   01/2010          $10,808                     $11,089
   02/2010          $10,830                     $11,112
   03/2010          $10,820                     $11,087
   04/2010          $10,842                     $11,116
   05/2010          $10,864                     $11,163
   06/2010          $10,907                     $11,213
   07/2010          $10,929                     $11,242
   08/2010          $10,940                     $11,262
   09/2010          $10,958                     $11,282
   10/2010          $10,990                     $11,308
   11/2010          $10,958                     $11,286
   12/2010          $10,969                     $11,268
   01/2011          $10,980                     $11,286
   02/2011          $10,969                     $11,278
   03/2011          $10,963                     $11,274
   04/2011          $11,008                     $11,323
   05/2011          $11,041                     $11,363
   06/2011          $11,040                     $11,367
   07/2011          $11,051                     $11,396
   08/2011          $11,062                     $11,435
   09/2011          $11,063                     $11,420
   10/2011          $11,063                     $11,430
   11/2011          $11,074                     $11,436
   12/2011          $11,075                     $11,442
   01/2012          $11,097                     $11,457
   02/2012          $11,097                     $11,446
   03/2012          $11,098                     $11,440
   04/2012          $11,110                     $11,463
   05/2012          $11,110                     $11,468
   06/2012          $11,103                     $11,463
   07/2012          $11,114                     $11,489
   08/2012          $11,125                     $11,490
   09/2012          $11,119                     $11,492
   10/2012          $11,119                     $11,486
   11/2012          $11,119                     $11,496
   12/2012          $11,123                     $11,500
   01/2013          $11,123                     $11,502
   02/2013          $11,123                     $11,511
   03/2013          $11,124                     $11,514
   04/2013          $11,135                     $11,525
   05/2013          $11,124                     $11,509
   06/2013          $11,124                     $11,500
   07/2013          $11,135                     $11,519
   08/2013          $11,124                     $11,509
   09/2013          $11,137                     $11,534
   10/2013          $11,148                     $11,547
   11/2013          $11,148                     $11,558
   12/2013          $11,140                     $11,542
   01/2014          $11,151                     $11,561
   02/2014          $11,151                     $11,571
   03/2014          $11,151                     $11,559
   04/2014          $11,162                     $11,574
   05/2014          $11,174                     $11,595
   06/2014          $11,164                     $11,590
   07/2014          $11,164                     $11,581
   08/2014          $11,175                     $11,600
   09/2014          $11,169                     $11,594
   10/2014          $11,191                     $11,625
   11/2014          $11,203                     $11,642
   12/2014          $11,176                     $11,615
   01/2015          $11,221                     $11,673
   02/2015          $11,199                     $11,649
   03/2015          $11,215                     $11,675
   04/2015          $11,226                     $11,681
   05/2015          $11,226                     $11,689
   06/2015          $11,224                     $11,693
   07/2015          $11,224                     $11,699
   08/2015          $11,224                     $11,694
   09/2015          $11,246                     $11,730
   10/2015          $11,234                     $11,719
   11/2015          $11,200                     $11,691
   12/2015          $11,188                     $11,679
   01/2016          $11,245                     $11,750
   02/2016          $11,245                     $11,763
   03/2016          $11,271                     $11,784
   04/2016          $11,271                     $11,788
   05/2016          $11,260                     $11,776
   06/2016          $11,310                     $11,845
   07/2016          $11,299                     $11,839
   08/2016          $11,287                     $11,820
   09/2016          $11,299                     $11,834
   10/2016          $11,299                     $11,827
   11/2016          $11,265                     $11,780
   12/2016          $11,276                     $11,783
   01/2017          $11,287                     $11,799
   02/2017          $11,287                     $11,811
   03/2017          $11,298                     $11,815
   04/2017          $11,309                     $11,831
   05/2017          $11,309                     $11,845
   06/2017          $11,304                     $11,836
   07/2017          $11,327                     $11,861
   08/2017          $11,338                     $11,883
   09/2017          $11,332                     $11,864                 Past performance is not predictive of
   10/2017          $11,320                     $11,857                 future performance.
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
          -------------------------------------------------------       ICE BofAML index data copyright 2017
                                0.19%      0.36%      1.25%             ICE Data Indices, LLC.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

   The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.19% for the Portfolio and 17.78% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on smaller stocks within the large cap universe contributed positively to performance relative to the benchmark, as those stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among value stocks, the Master Fund's greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed less profitable stocks, and the Master Fund's greater emphasis on more profitable stocks contributed to relative performance. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2017

   Interest rates in both U.S. and developed international fixed income markets generally increased across their respective yield curves for the 12 months ended October 31, 2017. In the U.S., the yield curve flattened as yields on shorter-term bonds increased more than yields on longer-term bonds. The Eurozone, U.K., and Japan also saw an increase in bond yields across the curve. While longer-term government bonds underperformed shorter-term government bonds, the same was not true for investment grade corporate bonds and municipal bonds. Credit spreads were positive during the period and generally narrowed. As a result, longer-term bonds outperformed shorter-term bonds across the U.S. municipal, U.S. investment grade credit, and developed international fixed income credit markets. In particular, municipal bonds with maturities of 10 years and longer outperformed shorter maturity bonds. In the U.S. investment grade credit and developed international fixed income credit markets, bonds with maturities of 15 years and longer outperformed shorter maturity bonds. For example, the Bloomberg Barclays U.S. Credit Index Long, which contains U.S. credit securities with maturities beyond 10 years, returned 5.81%, while the Bloomberg Barclays U.S. Credit Index 1-5 Years returned 1.70% for the period.

   The one-month U.S. Treasury bill yield increased to 0.98% during the period, while the yield on 10-year U.S. Treasury notes increased to 2.38%.

                                       OCTOBER 31, 2016 OCTOBER 31, 2017 CHANGE
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.17%            0.98%       0.81%
 Ten-Year U.S. Treasury Notes (yield).      1.83%            2.38%       0.55%

----------
Source: Bloomberg

                                                      OCTOBER 31, 2016 OCTOBER 31, 2017 CHANGE
                                                      ---------------- ---------------- ------
Bloomberg Barclays US Credit Index 1-5 Years (yield).      1.81%            2.24%        0.43%
Bloomberg Barclays US Credit Index Long (yield)......      4.24%            4.16%       -0.08%

----------
Source: Bloomberg

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2017, the total return was 0.73% for three-month U.S. Treasury bills, -1.54% for five-year U.S. Treasury notes, and -3.83% for 30-year U.S. Treasury bonds.
----------
Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio to seek the higher expected returns associated with increased credit risk. Credit spreads generally narrowed throughout the 12 months ending October 31, 2017. As a result, the portfolios employing a variable-credit approach increased their allocation to higher-quality bonds and held less than market weight in single-A and BBB-rated bonds.

DFA TWO-YEAR FIXED INCOME PORTFOLIO

   The DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in two years or less. The investment strategy uses a variable-maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional's expectations for term premium. The average maturity of the Portfolio increased to 1.37 years as of October 31, 2017, from 1.23 years as of October 31, 2016.

   For the 12 months ended October 31, 2017, the total return was 0.92% for the Portfolio and 0.67% for The ICE BofAML 1-3 Year US Corporate & Government Index, the Portfolio's benchmark. The Portfolio's greater weight in securities with maturities between zero and two years contributed positively to performance relative to the benchmark during a period in which interest rates rose. The Portfolio's greater weight in corporate securities also had a positive impact on relative performance during a period in which credit premiums were positive.

DFA TWO-YEAR GOVERNMENT PORTFOLIO

   The DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in securities of the U.S. government and its agencies maturing in two years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets are shifted based on Dimensional's expectations for term premia. The average maturity of the Portfolio increased to 1.45 years as of October 31, 2017, from 1.31 years as of October 31, 2016.

   For the 12 months ended October 31, 2017, the total return was 0.19% for the Portfolio and 0.26% for The ICE BofAML 1-3 Year US Treasury & Agency Index, the Portfolio's Benchmark. The Portfolio's greater weight in securities with maturities between zero and two years contributed positively to performance relative to the benchmark during a period in which interest rates rose.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     SIX MONTHS ENDED OCTOBER 31, 2017
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/17  10/31/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,077.80    0.18%    $0.94
Hypothetical 5% Annual Return................. $1,000.00 $1,024.55    0.18%    $0.92

DFA TWO-YEAR FIXED INCOME PORTFOLIO
-----------------------------------
Actual Fund Return............................ $1,000.00 $1,005.10    0.24%    $1.21
Hypothetical 5% Annual Return................. $1,000.00 $1,024.00    0.24%    $1.22

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/17  10/31/17    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
   DFA TWO-YEAR GOVERNMENT PORTFOLIO
   ---------------------------------
   Actual Fund Return................ $1,000.00 $1,001.00    0.23%    $1.16
   Hypothetical 5% Annual Return..... $1,000.00 $1,024.05    0.23%    $1.17

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                AFFILIATED INVESTMENT COMPANY
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO
              Corporate....................................  19.1%
              Government...................................   3.8%
              Foreign Corporate............................  29.8%
              Foreign Government...........................  38.6%
              Supranational................................   8.7%
                                                            -----
                                                            100.0%

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                         VALUE+
                                                       -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company.................... $57,082,520
                                                       -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $57,082,520
                                                       ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (3.4%)
Federal Home Loan Bank
    1.375%, 03/18/19............................. $  500 $  498,578
    5.375%, 05/15/19.............................    810    856,727
    1.625%, 06/14/19.............................    600    600,207
Federal National Mortgage Association
    0.875%, 08/02/19.............................    250    246,752
    1.000%, 10/24/19.............................    500    493,633
                                                         ----------
TOTAL AGENCY OBLIGATIONS.........................         2,695,897
                                                         ----------

BONDS -- (95.8%)
African Development Bank
    1.000%, 11/02/18.............................    450    447,224
    1.125%, 09/20/19.............................    500    494,125
Agence Francaise de Developpement
    1.375%, 08/02/19.............................    600    593,996
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.............................    200    202,017
Apple, Inc.
    1.550%, 02/08/19.............................    659    658,433
    2.100%, 05/06/19.............................    500    503,246
    1.500%, 09/12/19.............................  1,150  1,146,206
Asian Development Bank
    1.875%, 04/12/19.............................    250    250,669
Australia & New Zealand Banking Group, Ltd.
    2.000%, 11/16/18.............................    500    501,155
    2.250%, 06/13/19.............................    500    502,283
    1.600%, 07/15/19.............................    500    497,240
Bank Nederlandse Gemeenten NV
    1.375%, 01/28/19.............................    700    697,014
##  1.500%, 02/15/19.............................    250    249,289
    1.500%, 02/15/19.............................    900    897,507
Bank of Montreal
    1.350%, 08/28/18.............................    236    235,413
Bank of Nova Scotia (The)
    2.050%, 10/30/18.............................  1,748  1,753,432
    1.950%, 01/15/19.............................    500    500,816
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................    469    471,975
Caisse d'Amortissement de la Dette Sociale
    1.500%, 01/28/19.............................    750    747,470
##  1.500%, 01/28/19.............................    600    598,084
Caisse des Depots et Consignations
    1.500%, 11/13/18.............................  1,800  1,793,916
Chevron Corp.
    1.790%, 11/16/18.............................  2,200  2,203,032
Cisco Systems, Inc.
    2.125%, 03/01/19.............................  2,100  2,111,361
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................    250    251,825
    1.750%, 11/02/18.............................  1,125  1,124,204
    2.250%, 03/13/19.............................    476    478,584

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Cooperatieve Rabobank UA
    2.250%, 01/14/19............................. $1,450 $1,457,475
Council Of Europe Development Bank
    1.500%, 05/17/19.............................    800    797,408
Dexia Credit Local SA
    2.250%, 01/30/19.............................    600    602,328
Erste Abwicklungsanstalt
    1.625%, 02/21/19.............................  1,600  1,593,971
European Bank for Reconstruction & Development
    1.625%, 11/15/18.............................  1,100  1,099,033
European Investment Bank
    2.125%, 03/15/19.............................    467    469,880
    1.250%, 05/15/19.............................  1,250  1,241,475
    1.125%, 08/15/19.............................    500    494,896
Export Development Canada
    1.500%, 10/03/18.............................    250    249,705
    1.750%, 08/19/19.............................    500    500,182
Exxon Mobil Corp.
    1.708%, 03/01/19.............................  1,275  1,276,038
FMS Wertmanagement AoeR
    1.625%, 11/20/18.............................    600    599,799
    1.000%, 08/16/19.............................  1,200  1,183,776
General Electric Co.
    6.000%, 08/07/19.............................  1,000  1,072,297
Inter-American Development Bank
    1.125%, 09/12/19.............................    543    537,060
International Bank for Reconstruction &
 Development
    1.875%, 10/07/19.............................  1,000  1,002,684
Kommunalbanken A.S.
    2.125%, 03/15/19.............................  2,300  2,311,500
Kommunekredit
    1.125%, 08/23/19.............................  1,000    987,996
Kommuninvest I Sverige AB
    1.125%, 10/09/18.............................    250    248,810
    1.125%, 09/17/19.............................    600    592,363
Kreditanstalt fuer Wiederaufbau
    1.500%, 02/06/19.............................    750    748,260
    1.500%, 09/09/19.............................  1,150  1,144,434
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.625%, 02/01/19.............................    300    299,646
Manitoba, Province of Canada
    1.750%, 05/30/19.............................  2,200  2,196,604
Microsoft Corp.
    1.300%, 11/03/18.............................  1,375  1,371,373
Municipality Finance P.L.C.
##  1.250%, 09/10/18.............................  1,000    996,534
    1.250%, 04/18/19.............................    700    694,638
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................  1,250  1,257,117

DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Nederlandse Waterschapsbank NV
##  1.500%, 01/23/19............................. $1,150 $1,146,757
    1.875%, 03/13/19.............................    500    500,679
##  1.250%, 09/09/19.............................    450    445,138
NRW Bank
    1.375%, 08/20/18.............................    400    399,030
    1.250%, 07/29/19.............................    250    247,406
Oesterreichische Kontrollbank AG
    1.625%, 03/12/19.............................  1,600  1,598,208
    1.125%, 04/26/19.............................    500    495,088
Ontario, Province of Canada
    2.000%, 01/30/19.............................    500    501,256
    1.250%, 06/17/19.............................  1,850  1,832,018
Oracle Corp.
    2.375%, 01/15/19.............................  1,025  1,033,414
Pfizer, Inc.
    2.100%, 05/15/19.............................    876    880,992
Royal Bank of Canada
    2.150%, 03/15/19.............................  1,420  1,427,630
    1.625%, 04/15/19.............................    842    839,548
Shell International Finance BV
    1.625%, 11/10/18.............................  1,925  1,924,323
    2.000%, 11/15/18.............................    150    150,544
    1.375%, 09/12/19.............................    200    198,466
State of North Rhine-Westphalia Germany
    1.875%, 06/17/19.............................    900    900,466
Statoil ASA
    1.150%, 05/15/18.............................    400    399,176
Svensk Exportkredit AB
    1.250%, 04/12/19.............................  1,150  1,141,721
    1.875%, 06/17/19.............................  1,000  1,001,170
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................  2,116  2,132,474
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................  1,250  1,255,718
    1.900%, 10/24/19.............................  1,000    998,979

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
Total Capital International SA
      2.125%, 01/10/19............................. $    300 $   301,541
      2.100%, 06/19/19.............................      500     502,731
Total Capital SA
      2.125%, 08/10/18.............................    1,440   1,444,447
Toyota Motor Credit Corp.
      1.550%, 07/13/18.............................      750     750,003
      2.100%, 01/17/19.............................      750     752,877
      1.700%, 02/19/19.............................      500     499,580
      1.400%, 05/20/19.............................      198     196,904
Westpac Banking Corp.
      2.250%, 01/17/19.............................    2,334   2,345,126
                                                             -----------
TOTAL BONDS........................................           75,181,208
                                                             -----------

U.S. TREASURY OBLIGATIONS -- (0.3%)
U.S. Treasury Notes
      0.875%, 04/15/19.............................      250     247,598
                                                             -----------
TOTAL INVESTMENT SECURITIES........................           78,124,703
                                                             -----------

                                                     SHARES
                                                     ------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government
       Money Market Fund, 0.960%...................  404,829     404,829
                                                             -----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
(S)@  DFA Short Term Investment Fund...............       17         202
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $78,662,551)...............................           $78,529,734
                                                             ===========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ----------------------------------------
                                   LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                   -------- ----------- ------- -----------
    Agency Obligations............       -- $ 2,695,897   --    $ 2,695,897
    Bonds.........................       --  75,181,208   --     75,181,208
    U.S. Treasury Obligations.....       --     247,598   --        247,598
    Temporary Cash Investments.... $404,829          --   --        404,829
    Securities Lending Collateral.       --         202   --            202
                                   -------- -----------   --    -----------
    TOTAL......................... $404,829 $78,124,905   --    $78,529,734
                                   ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                          FACE
                                                                         AMOUNT     VALUE+
                                                                        -------- ------------
                                                                         (000)
U.S. TREASURY OBLIGATIONS -- (96.0%)
U.S. Treasury Notes
  1.375%, 12/31/18..................................................... $  6,200 $  6,190,070
  1.125%, 01/15/19.....................................................    6,500    6,469,785
  1.250%, 01/31/19.....................................................    5,250    5,233,184
  0.750%, 02/15/19.....................................................    5,000    4,951,563
  2.750%, 02/15/19.....................................................    9,600    9,749,250
  1.500%, 02/28/19.....................................................   29,400   29,386,219
  1.000%, 03/15/19.....................................................    2,000    1,985,782
  0.875%, 04/15/19.....................................................   23,300   23,076,101
  0.875%, 09/15/19.....................................................    5,000    4,933,789
  1.750%, 09/30/19.....................................................    6,200    6,216,953
  1.000%, 10/15/19.....................................................   10,500   10,379,004
                                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS........................................           108,571,700
                                                                                 ------------
AGENCY OBLIGATIONS -- (3.6%)
Federal Home Loan Bank
  1.375%, 03/18/19.....................................................    4,100    4,088,343
                                                                                 ------------
TOTAL INVESTMENT SECURITIES............................................           112,660,043
                                                                                 ------------

                                                                         SHARES
                                                                        --------
TEMPORARY CASH INVESTMENTS -- (0.4%)
  State Street Institutional U.S. Government Money Market Fund, 0.960%.  405,338      405,338
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $113,383,764)...................................................          $113,065,381
                                                                                 ============

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------
                                 LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                 -------- ------------ ------- ------------
     U.S. Treasury Obligations..       -- $108,571,700   --    $108,571,700
     Agency Obligations.........       --    4,088,343   --       4,088,343
     Temporary Cash Investments. $405,338           --   --         405,338
                                 -------- ------------   --    ------------
     TOTAL...................... $405,338 $112,660,043   --    $113,065,381
                                 ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of
 The DFA Investment Trust Company (Affiliated Investment Company) at Value............. $     57,083
Prepaid Expenses and Other Assets......................................................            5
                                                                                        ------------
     Total Assets......................................................................       57,088
                                                                                        ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................            9
Accrued Expenses and Other Liabilities.................................................           10
                                                                                        ------------
     Total Liabilities.................................................................           19
                                                                                        ------------
NET ASSETS............................................................................. $     57,069
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    2,834,905
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      20.13
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     17,350
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           50
Accumulated Net Realized Gain (Loss)...................................................        5,971
Net Unrealized Appreciation (Depreciation).............................................       33,698
                                                                                        ------------
NET ASSETS............................................................................. $     57,069
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        DFA TWO-YEAR  DFA TWO-YEAR
                                                                                        FIXED INCOME   GOVERNMENT
                                                                                         PORTFOLIO     PORTFOLIO
                                                                                        ------------  ------------
ASSETS:
Investments at Value................................................................... $     78,125  $    112,660
Temporary Cash Investments at Value & Cost.............................................          405           405
Receivables:
  Investment Securities Sold...........................................................          401            --
  Dividends, Interest and Tax Reclaims.................................................          397           246
Prepaid Expenses and Other Assets......................................................            6             7
                                                                                        ------------  ------------
     Total Assets......................................................................       79,334       113,318
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................          494            --
  Fund Shares Redeemed.................................................................           --           350
  Due to Advisor.......................................................................           10            14
Accrued Expenses and Other Liabilities.................................................           15            20
                                                                                        ------------  ------------
     Total Liabilities.................................................................          519           384
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     78,815  $    112,934
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    7,899,923    11,506,442
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $       9.98  $       9.81
                                                                                        ============  ============
Investments at Cost.................................................................... $     78,257  $    112,979
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     78,982  $    113,687
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          102           117
Accumulated Net Realized Gain (Loss)...................................................         (137)         (551)
Net Unrealized Appreciation (Depreciation).............................................         (132)         (319)
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     78,815  $    112,934
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000   300,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                           LWAS/DFA
                                                                           U.S. HIGH
                                                                            BOOK TO   DFA TWO-YEAR DFA TWO-YEAR
                                                                            MARKET    FIXED INCOME  GOVERNMENT
                                                                          PORTFOLIO*#  PORTFOLIO#   PORTFOLIO
                                                                          ----------- ------------ ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends............................................................   $ 1,298          --           --
    Income from Securities Lending.......................................         6          --           --
    Expenses Allocated from Affiliated Investment Company................       (62)         --           --
                                                                            -------      ------       ------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................     1,242          --           --
                                                                            -------      ------       ------
FUND INVESTMENT INCOME
  Dividends..............................................................        --      $    4       $    3
  Interest...............................................................        --       1,098        1,293
  Income from Securities Lending.........................................        --           1           --
                                                                            -------      ------       ------
     Total Investment Income.............................................        --       1,103        1,296
                                                                            -------      ------       ------
FUND EXPENSES
  Investment Management Fees.............................................        62         120          168
  Accounting & Transfer Agent Fees.......................................         4           8           10
  Shareholder Servicing Fees.............................................        28          21           29
  Custodian Fees.........................................................        --           4            1
  Filing Fees............................................................        18          18           19
  Shareholders' Reports..................................................         7          10           14
  Directors'/Trustees' Fees & Expenses...................................         1           1            1
  Professional Fees......................................................         3           6            7
  Other..................................................................        --           3            5
                                                                            -------      ------       ------
     Total Expenses......................................................       123         191          254
                                                                            -------      ------       ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................       (56)         --           --
                                                                            -------      ------       ------
  Net Expenses...........................................................        67         191          254
                                                                            -------      ------       ------
  NET INVESTMENT INCOME (LOSS)...........................................     1,175         912        1,042
                                                                            -------      ------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................     6,226        (120)        (283)
    Futures..............................................................        51          --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................     4,829        (123)        (476)
    Futures..............................................................       (14)         --           --
                                                                            -------      ------       ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    11,092        (243)        (759)
                                                                            -------      ------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $12,267      $  669       $  283
                                                                            =======      ======       ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     LWAS/DFA U.S. HIGH BOOK DFA TWO-YEAR FIXED     DFA TWO-YEAR
                                                     TO MARKET PORTFOLIO      INCOME PORTFOLIO   GOVERNMENT PORTFOLIO
                                                     ----------------------  ------------------  ------------------
                                                       YEAR         YEAR       YEAR      YEAR      YEAR       YEAR
                                                      ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                     OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,
                                                       2017         2016       2017      2016      2017       2016
                                                     --------     --------   --------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $  1,175     $ 1,207    $    912  $    648  $  1,042   $    670
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.....................    6,226       3,454        (120)      (18)     (283)      (267)
    Futures.........................................       51          59          --        --        --         --
  Change in Unrealized Appreciation (Depreciation)
   of:
    Investment Securities...........................    4,829      (2,441)       (123)       49      (476)       227
    Futures.........................................      (14)         (9)         --        --        --         --
                                                      --------    -------    --------  --------  --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   12,267       2,270         669       679       283        630
                                                      --------    -------    --------  --------  --------   --------
Distributions From:
  Net Investment Income.............................   (1,129)     (1,193)       (895)     (605)   (1,008)      (610)
  Net Short-Term Gains..............................      (40)         --          --      (205)       --       (352)
  Net Long-Term Gains...............................   (3,325)     (4,712)         --        (5)       --         --
                                                      --------    -------    --------  --------  --------   --------
     Total Distributions............................   (4,494)     (5,905)       (895)     (815)   (1,008)      (962)
                                                      --------    -------    --------  --------  --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................      696       1,005       7,220     3,649    15,655      5,405
  Shares Issued in Lieu of Cash Distributions.......    4,494       5,905         895       815     1,008        962
  Shares Redeemed...................................  (10,508)     (8,182)    (10,242)  (14,939)  (18,503)   (24,184)
                                                      --------    -------    --------  --------  --------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................   (5,318)     (1,272)     (2,127)  (10,475)   (1,840)   (17,817)
                                                      --------    -------    --------  --------  --------   --------
     Total Increase (Decrease) in Net Assets........    2,455      (4,907)     (2,353)  (10,611)   (2,565)   (18,149)
NET ASSETS
  Beginning of Year.................................   54,614      59,521      81,168    91,779   115,499    133,648
                                                      --------    -------    --------  --------  --------   --------
  End of Year....................................... $ 57,069     $54,614    $ 78,815  $ 81,168  $112,934   $115,499
                                                      ========    =======    ========  ========  ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................       37          59         723       365     1,590        548
  Shares Issued in Lieu of Cash Distributions.......      242         351          90        82       103         98
  Shares Redeemed...................................     (555)       (482)     (1,026)   (1,494)   (1,881)    (2,451)
                                                      --------    -------    --------  --------  --------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     (276)        (72)       (213)   (1,047)     (188)    (1,805)
                                                      ========    =======    ========  ========  ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)................................. $     50     $    64    $    102  $    100  $    117   $    102

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                                                              -------------------------------------------
                                                                YEAR     YEAR     YEAR     YEAR     YEAR
                                                               ENDED    ENDED    ENDED    ENDED    ENDED
                                                              OCT. 31, OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                2017     2016     2015     2014     2013
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 17.55  $ 18.70  $ 20.16  $ 18.40  $ 13.84
                                                              -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............................    0.39     0.37     0.38     0.32     0.28
 Net Gains (Losses) on Securities (Realized and Unrealized)..    3.71     0.36    (0.23)    2.41     4.57
                                                              -------  -------  -------  -------  -------
   Total from Investment Operations..........................    4.10     0.73     0.15     2.73     4.85
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................................   (0.39)   (0.37)   (0.36)   (0.29)   (0.29)
 Net Realized Gains..........................................   (1.13)   (1.51)   (1.25)   (0.68)      --
                                                              -------  -------  -------  -------  -------
   Total Distributions.......................................   (1.52)   (1.88)   (1.61)   (0.97)   (0.29)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 20.13  $ 17.55  $ 18.70  $ 20.16  $ 18.40
============================================================  ======== ======== ======== ======== ========
Total Return.................................................   24.19%    4.49%    1.12%   15.38%   35.41%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $57,069  $54,614  $59,521  $68,214  $67,266
Ratio of Expenses to Average Net Assets (B)..................    0.23%    0.33%    0.32%    0.34%    0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)..............................    0.33%    0.43%    0.35%    0.34%    0.34%
Ratio of Net Investment Income to Average Net Assets.........    2.08%    2.19%    1.99%    1.67%    1.77%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA TWO-YEAR FIXED INCOME PORTFOLIO
                                                              -------------------------------------------
                                                                YEAR     YEAR     YEAR     YEAR     YEAR
                                                               ENDED    ENDED    ENDED    ENDED    ENDED
                                                              OCT. 31, OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                2017     2016     2015     2014     2013
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 10.00  $ 10.02  $ 10.02  $ 10.02  $ 10.07
                                                              -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.11     0.08     0.04     0.02     0.03
  Net Gains (Losses) on Securities (Realized and Unrealized).   (0.02)   (0.01)    0.02     0.01       --
                                                              -------  -------  -------  -------  -------
   Total from Investment Operations..........................    0.09     0.07     0.06     0.03     0.03
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.11)   (0.07)   (0.04)   (0.02)   (0.03)
  Net Realized Gains.........................................      --    (0.02)   (0.02)   (0.01)   (0.05)
                                                              -------  -------  -------  -------  -------
   Total Distributions.......................................   (0.11)   (0.09)   (0.06)   (0.03)   (0.08)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  9.98  $ 10.00  $ 10.02  $ 10.02  $ 10.02
============================================================= ======== ======== ======== ======== ========
Total Return.................................................    0.92%    0.74%    0.57%    0.31%    0.26%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $78,815  $81,168  $91,779  $98,961  $94,726
Ratio of Expenses to Average Net Assets......................    0.24%    0.29%    0.29%    0.28%    0.29%
Ratio of Net Investment Income to Average Net Assets.........    1.14%    0.75%    0.43%    0.20%    0.27%
Portfolio Turnover Rate......................................     115%      93%     238%     122%      57%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                                              ------------------------------------------------
                                                                YEAR      YEAR      YEAR      YEAR      YEAR
                                                               ENDED     ENDED     ENDED     ENDED     ENDED
                                                              OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                2017      2016      2015      2014      2013
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $   9.88  $   9.90  $   9.92  $   9.91  $   9.96
                                                              --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.09      0.05      0.03      0.01      0.01
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.07)     0.01      0.01      0.03      0.02
                                                              --------  --------  --------  --------  --------
   Total from Investment Operations..........................     0.02      0.06      0.04      0.04      0.03
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.09)    (0.05)    (0.03)    (0.01)    (0.01)
  Net Realized Gains.........................................       --     (0.03)    (0.03)    (0.02)    (0.07)
                                                              --------  --------  --------  --------  --------
   Total Distributions.......................................    (0.09)    (0.08)    (0.06)    (0.03)    (0.08)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $   9.81  $   9.88  $   9.90  $   9.92  $   9.91
============================================================= ========  ========  ========  ========  ========
Total Return.................................................     0.19%     0.58%     0.38%     0.39%     0.26%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $112,934  $115,499  $133,648  $145,231  $145,205
Ratio of Expenses to Average Net Assets......................     0.23%     0.28%     0.28%     0.27%     0.28%
Ratio of Net Investment Income to Average Net Assets.........     0.93%     0.55%     0.31%     0.12%     0.05%
Portfolio Turnover Rate......................................      176%      118%      262%      225%      160%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, DFA Two-Year Fixed Income Portfolio (formerly known as LWAS/DFA Two-Year Fixed Income Portfolio) and DFA Two-Year Government Portfolio (formerly known as LWAS/DFA Two-Year Government Portfolio) (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2017, the Feeder Fund owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

             LWAS/DFA U.S. High Book to Market Portfolio (1). 0.11%
             DFA Two-Year Fixed Income Portfolio............. 0.15%
             DFA Two-Year Government Portfolio............... 0.15%

   (1) Effective as of July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to 0.11% of the average net assets of a class of the Feeder Fund on an annualized basis. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund.

   For the year ended October 31, 2017 approximately $56 (in thousands) of the LWAS/DFA U.S. High Book to Market Portfolio's management fees were waived pursuant to the Fee Waiver Agreement.

   Prior to February 28, 2017, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios paid monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        SHAREHOLDER
                                                       SERVICING FEES
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          DFA Two-Year Fixed Income Portfolio.........      0.08%
          DFA Two-Year Government Portfolio...........      0.08%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $4
                DFA Two-Year Fixed Income Portfolio.........  5
                DFA Two-Year Government Portfolio...........  8

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                         U.S. GOVERNMENT   OTHER INVESTMENT
                                            SECURITIES        SECURITIES
                                        ------------------ -----------------
                                        PURCHASES  SALES   PURCHASES  SALES
                                        --------- -------- --------- -------
   DFA Two-Year Fixed Income Portfolio. $  8,869  $ 11,944  $82,565  $81,570
   DFA Two-Year Government Portfolio...  195,583   196,863       --       --

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                  NET REALIZED                                     DIVIDEND   CAPITAL GAIN
                                                  GAIN/(LOSS)    CHANGE IN                        INCOME FROM DISTRIBUTIONS
                                                  ON SALES OF   UNREALIZED              SHARES AS AFFILIATED      FROM
                  BALANCE AT PURCHASES  PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT    OF     INVESTMENT   AFFILIATED
                   10/31/16   AT COST  FROM SALES  INVESTMENT  DEPRECIATION   10/31/17  10/31/17   COMPANIES   INVESTMENT
                  ---------- --------- ---------- ------------ ------------- ---------- --------- ----------- -------------
DFA TWO-YEAR FIXED INCOME PORTFOLIO
DFA Short Term
 Investment Fund.   $1,131    $7,083     $8,214        --           --           --        --       $4,922         --
                    ------    ------     ------        --           --           --        --       ------         --
TOTAL............   $1,131    $7,083     $8,214        --           --           --        --       $4,922         --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                INCREASE       INCREASE
                                                               (DECREASE)     (DECREASE)
                                                INCREASE     UNDISTRIBUTED   ACCUMULATED
                                               (DECREASE)    NET INVESTMENT  NET REALIZED
                                             PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $375            $(60)         $(315)
DFA Two-Year Fixed Income Portfolio.........        15             (15)            --
DFA Two-Year Government Portfolio...........        19             (19)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                             CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                             -------------- ------------- ---------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2016........................................     $1,193        $4,712         --     $5,905
2017........................................      1,169         3,325         --      4,494
DFA Two-Year Fixed Income Portfolio
2016........................................        809             5         --        814
2017........................................        895            --         --        895
DFA Two-Year Government Portfolio
2016........................................        962            --         --        962
2017........................................      1,008            --         --      1,008

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS TOTAL
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $(72)         $(303)    $(375)
DFA Two-Year Fixed Income Portfolio.........       (15)            --       (15)
DFA Two-Year Government Portfolio...........       (19)            --       (19)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market
  Portfolio.........................      $312         $5,756            --        $33,656        $39,724
DFA Two-Year Fixed Income Portfolio.       108             --         $(137)          (133)          (162)
DFA Two-Year Government Portfolio...       124             --          (551)          (318)          (745)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                       UNLIMITED TOTAL
                                                       --------- -----
          LWAS/DFA U.S. High Book to Market Portfolio.     --      --
          DFA Two-Year Fixed Income Portfolio.........   $137    $137
          DFA Two-Year Government Portfolio...........    551     551

   During the year ended October 31, 2017, the Portfolios did not utilize capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     NET
                                                                                  UNREALIZED
                                             FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                             TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                             -------- ------------ ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio. $ 23,427   $33,656          --        $33,656
DFA Two-Year Fixed Income Portfolio.........   78,663         8       $(141)          (133)
DFA Two-Year Government Portfolio...........  113,384        --        (318)          (318)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Portfolio's tax positions and has concluded that no additional provision for income tax is required in any of the Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of derivative instrument holdings on the Portfolios' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2017 (amounts in thousands):

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity Contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                        DERIVATIVES
                                                   -----------------------------
                                                                  EQUITY
                                                   TOTAL      CONTRACTS*(1)
                                                   -----     ----------------
      LWAS/DFA U.S. High Book to Market Portfolio. $ 51            $ 51

                                                    CHANGE IN UNREALIZED
                                                   APPRECIATION (DEPRECIATION) ON
                                                        DERIVATIVES
                                                   -----------------------------
                                                   TOTAL     EQUITY CONTRACTS
                                                   -----     ----------------
      LWAS/DFA U.S. High Book to Market Portfolio. $(14)           $(14)

* As of October 31, 2017, there were no futures contracts outstanding. During the year ended October 31, 2017, the Portfolio had limited activity in futures contracts.

(1)The amount listed reflects allocated derivatives activity from the Master
   Fund.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2017.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

K. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               APPROXIMATE
                                                                PERCENTAGE
                                                  NUMBER OF   OF OUTSTANDING
                                                 SHAREHOLDERS     SHARES
                                                 ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             92%
    DFA Two-Year Fixed Income Portfolio.........      3             96%
    DFA Two-Year Government Portfolio...........      3             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

L. SUBSEQUENT EVENT EVALUATIONS:

   The Board of Directors of the Fund, on behalf of the LWAS/DFA U.S. High Book to Market Portfolio (the "LWAS Portfolio"), approved an Agreement and Plan of Reorganization, under which the LWAS Portfolio will be reorganized with and into the U.S. Large Cap Value Portfolio III (the "Large Cap Value Portfolio III"), another portfolio of the Fund (the "Reorganization"). The LWAS Portfolio and the Large Cap Value Portfolio III have identical investment objectives and fundamental investment restrictions, and each Portfolio invests substantially all of its assets in The U.S. Large Cap Value Series, a series of The DFA Investment Trust Company. Shareholder approval of the Reorganization is not required and will not be solicited. It is currently expected that the Reorganization will be completed on or about February 26, 2018. Management has evaluated the impact of all subsequent events on the remaining Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (three of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and transfer agents of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                        DFA INVESTMENT DIMENSIONS GROUP

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                LWAS/DFA International            MSCI World
                     High Book to                ex USA Index
                   Market Portfolio             (net dividends)
              -------------------------        ---------------
   10/2007             $10,000                    $10,000
   11/2007              $9,394                     $9,609
   12/2007              $9,191                     $9,428
   01/2008              $8,443                     $8,578
   02/2008              $8,335                     $8,734
   03/2008              $8,432                     $8,609
   04/2008              $8,806                     $9,088
   05/2008              $8,810                     $9,225
   06/2008              $7,937                     $8,508
   07/2008              $7,711                     $8,205
   08/2008              $7,387                     $7,888
   09/2008              $6,524                     $6,749
   10/2008              $4,886                     $5,345
   11/2008              $4,586                     $5,055
   12/2008              $4,923                     $5,322
   01/2009              $4,241                     $4,825
   02/2009              $3,720                     $4,337
   03/2009              $4,126                     $4,623
   04/2009              $4,888                     $5,219
   05/2009              $5,610                     $5,879
   06/2009              $5,525                     $5,818
   07/2009              $6,177                     $6,364
   08/2009              $6,531                     $6,669
   09/2009              $6,866                     $6,944
   10/2009              $6,593                     $6,833
   11/2009              $6,784                     $7,002
   12/2009              $6,861                     $7,113
   01/2010              $6,467                     $6,780
   02/2010              $6,488                     $6,773
   03/2010              $6,997                     $7,209
   04/2010              $6,880                     $7,102
   05/2010              $6,071                     $6,318
   06/2010              $5,959                     $6,227
   07/2010              $6,710                     $6,802
   08/2010              $6,380                     $6,599
   09/2010              $7,062                     $7,232
   10/2010              $7,308                     $7,489
   11/2010              $6,935                     $7,172
   12/2010              $7,582                     $7,750
   01/2011              $7,905                     $7,917
   02/2011              $8,169                     $8,210
   03/2011              $7,943                     $8,046
   04/2011              $8,365                     $8,484
   05/2011              $8,056                     $8,232
   06/2011              $7,945                     $8,115
   07/2011              $7,692                     $7,981
   08/2011              $6,864                     $7,307
   09/2011              $6,114                     $6,573
   10/2011              $6,701                     $7,212
   11/2011              $6,477                     $6,879
   12/2011              $6,300                     $6,804
   01/2012              $6,725                     $7,171
   02/2012              $7,077                     $7,565
   03/2012              $7,015                     $7,509
   04/2012              $6,762                     $7,382
   05/2012              $5,927                     $6,540
   06/2012              $6,345                     $6,969
   07/2012              $6,320                     $7,056
   08/2012              $6,579                     $7,257
   09/2012              $6,811                     $7,477
   10/2012              $6,895                     $7,530
   11/2012              $7,004                     $7,688
   12/2012              $7,349                     $7,920
   01/2013              $7,694                     $8,310
   02/2013              $7,458                     $8,227
   03/2013              $7,479                     $8,292
   04/2013              $7,851                     $8,670
   05/2013              $7,751                     $8,476
   06/2013              $7,481                     $8,158
   07/2013              $7,989                     $8,592
   08/2013              $7,934                     $8,482
   09/2013              $8,522                     $9,081
   10/2013              $8,819                     $9,386
   11/2013              $8,847                     $9,443
   12/2013              $9,045                     $9,586
   01/2014              $8,712                     $9,199
   02/2014              $9,201                     $9,701
   03/2014              $9,140                     $9,657
   04/2014              $9,289                     $9,809
   05/2014              $9,388                     $9,961
   06/2014              $9,511                    $10,103
   07/2014              $9,288                     $9,923
   08/2014              $9,288                     $9,931
   09/2014              $8,884                     $9,523
   10/2014              $8,732                     $9,371
   11/2014              $8,732                     $9,487
   12/2014              $8,408                     $9,171
   01/2015              $8,345                     $9,139
   02/2015              $8,941                     $9,685
   03/2015              $8,758                     $9,523
   04/2015              $9,229                     $9,935
   05/2015              $9,229                     $9,849
   06/2015              $8,961                     $9,569
   07/2015              $8,876                     $9,721
   08/2015              $8,216                     $9,013
   09/2015              $7,656                     $8,558
   10/2015              $8,244                     $9,201
   11/2015              $8,126                     $9,055
   12/2015              $7,874                     $8,893
   01/2016              $7,257                     $8,280
   02/2016              $7,021                     $8,165
   03/2016              $7,548                     $8,719
   04/2016              $7,920                     $8,999
   05/2016              $7,762                     $8,898
   06/2016              $7,482                     $8,627
   07/2016              $7,815                     $9,052
   08/2016              $8,022                     $9,060
   09/2016              $8,113                     $9,170
   10/2016              $8,206                     $8,992
   11/2016              $8,252                     $8,848
   12/2016              $8,520                     $9,137
   01/2017              $8,881                     $9,409
   02/2017              $8,822                     $9,517
   03/2017              $9,019                     $9,759
   04/2017              $9,147                     $9,967
   05/2017              $9,310                    $10,299
   06/2017              $9,412                    $10,308
   07/2017              $9,851                    $10,615
   08/2017              $9,839                    $10,613          Past performance is not predictive of
   09/2017             $10,190                    $10,888          future performance.
   10/2017             $10,380                    $11,037          The returns shown do not reflect the
                                                                   deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE       FIVE       TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR      YEARS     YEARS           redemption of fund shares.
         ----------------------------------------------------      MSCI data copyright MSCI 2017, all
                              26.51%     8.53%     0.37%           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                              RETURN IN U.S. DOLLARS
                                              ----------------------

           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
                  China....................    41.71%            41.06%
                  Korea....................    37.49%            40.42%

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the funds' relative performance.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

   The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of International large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.51% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the International equity market rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Master Fund's emphasis on value stocks contributed positively to performance relative to the benchmark. The Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities also had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                              SIX MONTHS ENDED OCTOBER 31, 2017
EXPENSE TABLE
                                                        BEGINNING  ENDING              EXPENSES
                                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                          VALUE    VALUE     EXPENSE    DURING
                                                        05/01/17  10/31/17    RATIO*   PERIOD*
                                                        --------- --------- ---------- --------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO**
------------------------------------------------------
Actual Fund Return..................................... $1,000.00 $1,134.80    0.28%    $1.51
Hypothetical 5% Annual Return.......................... $1,000.00 $1,023.79    0.28%    $1.43

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                                      AFFILIATED INVESTMENT COMPANY
                                                      -----------------------------
LWAS/DFA International High Book to Market Portfolio.             100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $58,137,452
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $58,137,452
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of
 The DFA Investment Trust Company (Affiliated Investment Company) at Value............. $       58,137
Prepaid Expenses and Other Assets......................................................              7
                                                                                        --------------
     Total Assets......................................................................         58,144
                                                                                        --------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................              6
Accrued Expenses and Other Liabilities.................................................              9
                                                                                        --------------
     Total Liabilities.................................................................             15
                                                                                        --------------
NET ASSETS............................................................................. $       58,129
                                                                                        ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................      6,668,405
                                                                                        ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $         8.72
                                                                                        ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $       46,652
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).            125
Accumulated Net Realized Gain (Loss)...................................................            211
Net Unrealized Foreign Exchange Gain (Loss)............................................              5
Net Unrealized Appreciation (Depreciation).............................................         11,136
                                                                                        --------------
NET ASSETS............................................................................. $       58,129
                                                                                        ==============
(1) NUMBER OF SHARES AUTHORIZED........................................................  1,000,000,000
                                                                                        ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

            LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*#

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Foreign Taxes Withheld of $160)............................................... $ 1,923
    Income from Securities Lending..................................................................      47
    Expenses Allocated from Affiliated Investment Company...........................................    (118)
                                                                                                     -------
     Total Investment Income........................................................................   1,852
                                                                                                     -------
EXPENSES
  Investment Management Fees........................................................................     117
  Accounting & Transfer Agent Fees..................................................................       5
  Shareholder Servicing Fees........................................................................      34
  Filing Fees.......................................................................................      19
  Shareholders' Reports.............................................................................       7
  Directors'/Trustees' Fees & Expenses..............................................................       1
  Professional Fees.................................................................................       2
                                                                                                     -------
     Total Expenses.................................................................................     185
                                                                                                     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).    (112)
                                                                                                     -------
  Net Expenses......................................................................................      73
                                                                                                     -------
  NET INVESTMENT INCOME (LOSS)......................................................................   1,779
                                                                                                     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................   1,468
    Futures.........................................................................................      83
    Foreign Currency Transactions...................................................................     (15)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................   9,982
    Futures.........................................................................................     (44)
    Translation of Foreign Currency Denominated Amounts.............................................       6
                                                                                                     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................  11,480
                                                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $13,259
                                                                                                     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        LWAS/DFA INTERNATIONAL
                                                                                        HIGH BOOK TO MARKET
                                                                                             PORTFOLIO
                                                                                        ---------------------
                                                                                          YEAR        YEAR
                                                                                         ENDED       ENDED
                                                                                        OCT. 31,    OCT. 31,
                                                                                          2017        2016
                                                                                        --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $  1,779    $  1,822
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................    1,468      (1,293)
    Futures............................................................................       83          37
    Foreign Currency Transactions......................................................      (15)         33
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    9,982        (990)
    Futures............................................................................      (44)         (7)
    Translation of Foreign Currency Denominated Amounts................................        6          (5)
                                                                                         --------   --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   13,259        (403)
                                                                                         --------   --------
Distributions From:
  Net Investment Income................................................................   (1,870)     (1,752)
  Net Long-Term Gains..................................................................       --      (2,241)
                                                                                         --------   --------
     Total Distributions...............................................................   (1,870)     (3,993)
                                                                                         --------   --------
Capital Share Transactions (1):
  Shares Issued........................................................................    1,257       4,830
  Shares Issued in Lieu of Cash Distributions..........................................    1,870       3,993
  Shares Redeemed......................................................................  (10,612)    (10,274)
                                                                                         --------   --------
     Net Increase (Decrease) from Capital Share Transactions...........................   (7,485)     (1,451)
                                                                                         --------   --------
     Total Increase (Decrease) in Net Assets...........................................    3,904      (5,847)
NET ASSETS
  Beginning of Year....................................................................   54,225      60,072
                                                                                         --------   --------
  End of Year.......................................................................... $ 58,129    $ 54,225
                                                                                         ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................      159         692
  Shares Issued in Lieu of Cash Distributions..........................................      239         583
  Shares Redeemed......................................................................   (1,331)     (1,469)
                                                                                         --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     (933)       (194)
                                                                                         ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $    125    $    290

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                          ---------------------------------------------------
                            YEAR      YEAR       YEAR       YEAR       YEAR
                           ENDED     ENDED      ENDED      ENDED      ENDED
                          OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,
                            2017      2016       2015       2014       2013
      ------------------------------------------------------------------------
      Net Asset
       Value,
       Beginning
       of Year........... $  7.13   $  7.71    $  8.61    $  9.50    $  8.22
                          -------   -------    -------    -------    -------
      Income
       from
       Investment
       Operations
      ----------
       Net
         Investment
         Income
         (Loss)
         (A).............    0.25      0.23       0.25       0.39       0.25
       Net
         Gains
         (Losses)
         on
         Securities
         (Realized
         and
         Unrealized).....    1.61     (0.29)     (0.72)     (0.47)      1.87
                          -------   -------    -------    -------    -------
         Total
          from
          Investment
          Operations.....    1.86     (0.06)     (0.47)     (0.08)      2.12
      ------------------------------------------------------------------------
      Less
       Distributions
      -------------
       Net
         Investment
         Income..........   (0.27)    (0.23)     (0.24)     (0.38)     (0.27)
       Net
         Realized
         Gains...........      --     (0.29)     (0.19)     (0.43)     (0.57)
                          -------   -------    -------    -------    -------
         Total
          Distributions..   (0.27)    (0.52)     (0.43)     (0.81)     (0.84)
      ------------------------------------------------------------------------
      Net Asset
       Value,
       End of
       Year.............. $  8.72   $  7.13    $  7.71    $  8.61    $  9.50
      =================   ========= =========  =========  =========  =========
      Total
       Return............   26.51%    (0.46)%    (5.59)%    (0.99)%    27.91%
      ------------------------------------------------------------------------
      Net
       Assets,
       End of
       Year
       (thousands)....... $58,129   $54,225    $60,072    $68,666    $77,901
      Ratio of
       Expenses
       to
       Average
       Net
       Assets
       (B)...............    0.35%     0.48%      0.47%      0.50%      0.49%
      Ratio of
       Expenses
       to
       Average
       Net
       Assets
       (Excluding
       Fees
       (Waived),
       (Expenses
       Reimbursed),
       and/or
       Previously
       Waived
       Fees
       Recovered
       by
       Advisor)
       (B)...............    0.55%     0.68%      0.53%      0.50%      0.49%
      Ratio of
       Net
       Investment
       Income
       to
       Average
       Net
       Assets............    3.18%     3.42%      3.05%      4.28%      2.91%
      ------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2017, the Portfolio owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value

Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $4 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the year ended October 31, 2017, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% of the Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to 0.21% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement for the Portfolio will remain in effect permanently, unless terminated by the Fund.

   For the period ended October 31, 2017 approximately $112 (in thousands) of the Portfolio's management fees were waived pursuant to the Fee Waiver Agreement.

   Prior to February 28, 2017, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio paid a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $303 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         INCREASE       INCREASE
                                                                        (DECREASE)     (DECREASE)
                                                         INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                        (DECREASE)    NET INVESTMENT  NET REALIZED
                                                      PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                      --------------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio.       $85            $(74)          $(11)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                      CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                                      -------------- ------------- ---------- ------
LWAS/DFA International High Book to Market Portfolio
2016.................................................     $1,752        $2,241         --     $3,993
2017.................................................      1,870            --         --      1,870

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM
                                                      CAPITAL GAINS  CAPITAL GAINS TOTAL
                                                      -------------- ------------- -----
LWAS/DFA International High Book to Market Portfolio.     $(69)          $(16)     $(85)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
LWAS/DFA International High Book to
  Market Portfolio..................      $306          $406           --          $10,772        $11,484

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after

October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2017, the Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          LWAS/DFA International High Book to Market Portfolio. $1,184

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                              NET
                                                                                           UNREALIZED
                                                      FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                      TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                      -------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio. $47,366    $10,772         --         $10,772

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio.

   1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of derivative instrument holdings on the Portfolios' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2017 (amounts in thousands):

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity Contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                         REALIZED GAIN (LOSS) ON
                                                             DERIVATIVES
                                                         -------------------------
                                                                          EQUITY
                                                         TOTAL         CONTRACTS*(1)
                                                         -----         -------------
   LWAS/DFA International High Book to Market Portfolio. $ 83              $ 83

                                                         CHANGE IN UNREALIZED
                                                         APPRECIATION (DEPRECIATION) ON
                                                             DERIVATIVES
                                                         -------------------------
                                                                          EQUITY
                                                         TOTAL           CONTRACTS
                                                         -----         -------------
   LWAS/DFA International High Book to Market Portfolio. $(44)             $(44)

* As of October 31, 2017, there were no futures contracts outstanding. During the year ended October 31, 2017, the Portfolio had limited activity in futures contracts.
(1)The amount listed reflects allocated derivatives activity.

F. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the year ended October 31, 2017.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

I. OTHER:

   At October 31, 2017, two shareholders held approximately 94% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

J. SUBSEQUENT EVENT EVALUATIONS:

   The Board of Directors of the Fund, on behalf of the Portfolio, approved an Agreement and Plan of Reorganization, under which the Portfolio will be reorganized with and into the DFA International Value Portfolio III (the "International Portfolio III"), a portfolio of Dimensional Investment Group Inc. (the "Reorganization"). The Portfolio and the International Portfolio III have identical investment objectives and fundamental investment restrictions, and each Portfolio invests substantially all of its assets in The DFA International Value Series, a series of The DFA Investment Trust Company. Shareholder approval of the Reorganization is not required and will not be solicited. It is currently expected that the Reorganization will be completed on or about February 26, 2018.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of LWAS/DFA International High Book to Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                             The U.S. Large Cap           Russell 1000/R/
                               Value Series                 Value Index
                          ----------------------          ---------------
10/2007                          $10,000                      $10,000
11/2007                           $9,441                       $9,511
12/2007                           $9,410                       $9,419
01/2008                           $9,050                       $9,042
02/2008                           $8,773                       $8,663
03/2008                           $8,691                       $8,598
04/2008                           $9,239                       $9,017
05/2008                           $9,460                       $9,003
06/2008                           $8,423                       $8,141
07/2008                           $8,332                       $8,112
08/2008                           $8,493                       $8,250
09/2008                           $7,730                       $7,644
10/2008                           $5,992                       $6,320
11/2008                           $5,405                       $5,867
12/2008                           $5,580                       $5,949
01/2009                           $4,918                       $5,265
02/2009                           $4,229                       $4,561
03/2009                           $4,647                       $4,951
04/2009                           $5,398                       $5,482
05/2009                           $5,812                       $5,821
06/2009                           $5,741                       $5,778
07/2009                           $6,287                       $6,251
08/2009                           $6,714                       $6,578
09/2009                           $7,008                       $6,832
10/2009                           $6,705                       $6,623
11/2009                           $7,083                       $6,996
12/2009                           $7,279                       $7,120
01/2010                           $7,110                       $6,920
02/2010                           $7,417                       $7,138
03/2010                           $7,995                       $7,603
04/2010                           $8,248                       $7,800
05/2010                           $7,541                       $7,158
06/2010                           $6,972                       $6,755
07/2010                           $7,519                       $7,213
08/2010                           $7,066                       $6,904
09/2010                           $7,755                       $7,440
10/2010                           $8,044                       $7,663
11/2010                           $7,982                       $7,622
12/2010                           $8,760                       $8,224
01/2011                           $9,040                       $8,410
02/2011                           $9,529                       $8,720
03/2011                           $9,574                       $8,755
04/2011                           $9,818                       $8,988
05/2011                           $9,676                       $8,893
06/2011                           $9,507                       $8,711
07/2011                           $9,071                       $8,422
08/2011                           $8,306                       $7,896
09/2011                           $7,466                       $7,299
10/2011                           $8,502                       $8,135
11/2011                           $8,431                       $8,093
12/2011                           $8,497                       $8,256
01/2012                           $8,920                       $8,568
02/2012                           $9,436                       $8,910
03/2012                           $9,609                       $9,174
04/2012                           $9,413                       $9,081
05/2012                           $8,746                       $8,548
06/2012                           $9,218                       $8,972
07/2012                           $9,307                       $9,065
08/2012                           $9,676                       $9,262
09/2012                          $10,032                       $9,556
10/2012                          $10,058                       $9,509
11/2012                          $10,080                       $9,505
12/2012                          $10,387                       $9,702
01/2013                          $11,112                      $10,332
02/2013                          $11,254                      $10,480
03/2013                          $11,792                      $10,896
04/2013                          $11,917                      $11,060
05/2013                          $12,406                      $11,344
06/2013                          $12,268                      $11,244
07/2013                          $13,002                      $11,851
08/2013                          $12,619                      $11,402
09/2013                          $12,988                      $11,687
10/2013                          $13,647                      $12,199
11/2013                          $14,220                      $12,540
12/2013                          $14,598                      $12,857
01/2014                          $14,020                      $12,401
02/2014                          $14,496                      $12,937
03/2014                          $14,838                      $13,246
04/2014                          $14,936                      $13,372
05/2014                          $15,265                      $13,567
06/2014                          $15,679                      $13,922
07/2014                          $15,568                      $13,685
08/2014                          $16,061                      $14,187
09/2014                          $15,665                      $13,895
10/2014                          $15,785                      $14,207
11/2014                          $15,972                      $14,498
12/2014                          $16,092                      $14,587
01/2015                          $15,296                      $14,004
02/2015                          $16,377                      $14,681
03/2015                          $16,066                      $14,482
04/2015                          $16,390                      $14,617
05/2015                          $16,572                      $14,793
06/2015                          $16,306                      $14,497
07/2015                          $16,266                      $14,561
08/2015                          $15,278                      $13,694
09/2015                          $14,789                      $13,280
10/2015                          $15,994                      $14,282
11/2015                          $16,057                      $14,337
12/2015                          $15,554                      $14,029
01/2016                          $14,496                      $13,304
02/2016                          $14,523                      $13,300
03/2016                          $15,581                      $14,258
04/2016                          $16,003                      $14,558
05/2016                          $16,221                      $14,784
06/2016                          $16,203                      $14,912
07/2016                          $16,764                      $15,345
08/2016                          $16,964                      $15,463
09/2016                          $17,044                      $15,431
10/2016                          $16,755                      $15,192
11/2016                          $18,071                      $16,060
12/2016                          $18,525                      $16,461
01/2017                          $18,791                      $16,578
02/2017                          $19,365                      $17,174
03/2017                          $19,183                      $16,999
04/2017                          $19,316                      $16,967
05/2017                          $19,294                      $16,951
06/2017                          $19,618                      $17,228
07/2017                          $19,952                      $17,457        Past performance is not predictive of
08/2017                          $19,765                      $17,253        future performance.
09/2017                          $20,530                      $17,764        The returns shown do not reflect the
10/2017                          $20,828                      $17,893        deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2017, all rights
                                24.31%       15.67%       7.61%              reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                          The DFA International            MSCI World ex
                              Value Series            USA Index (net dividends)
                            -----------------         ------------------------
10/2007                         $10,000                       $10,000
11/2007                          $9,394                        $9,609
12/2007                          $9,192                        $9,428
01/2008                          $8,447                        $8,578
02/2008                          $8,340                        $8,734
03/2008                          $8,440                        $8,609
04/2008                          $8,817                        $9,088
05/2008                          $8,821                        $9,225
06/2008                          $7,949                        $8,508
07/2008                          $7,724                        $8,205
08/2008                          $7,401                        $7,888
09/2008                          $6,536                        $6,749
10/2008                          $4,897                        $5,345
11/2008                          $4,597                        $5,055
12/2008                          $4,945                        $5,322
01/2009                          $4,262                        $4,825
02/2009                          $3,738                        $4,337
03/2009                          $4,146                        $4,623
04/2009                          $4,910                        $5,219
05/2009                          $5,640                        $5,879
06/2009                          $5,554                        $5,818
07/2009                          $6,215                        $6,364
08/2009                          $6,571                        $6,669
09/2009                          $6,906                        $6,944
10/2009                          $6,631                        $6,833
11/2009                          $6,829                        $7,002
12/2009                          $6,906                        $7,113
01/2010                          $6,507                        $6,780
02/2010                          $6,533                        $6,773
03/2010                          $7,048                        $7,209
04/2010                          $6,927                        $7,102
05/2010                          $6,116                        $6,318
06/2010                          $6,009                        $6,227
07/2010                          $6,760                        $6,802
08/2010                          $6,430                        $6,599
09/2010                          $7,121                        $7,232
10/2010                          $7,370                        $7,489
11/2010                          $7,000                        $7,172
12/2010                          $7,653                        $7,750
01/2011                          $7,979                        $7,917
02/2011                          $8,245                        $8,210
03/2011                          $8,018                        $8,046
04/2011                          $8,447                        $8,484
05/2011                          $8,142                        $8,232
06/2011                          $8,031                        $8,115
07/2011                          $7,773                        $7,981
08/2011                          $6,940                        $7,307
09/2011                          $6,181                        $6,573
10/2011                          $6,777                        $7,212
11/2011                          $6,554                        $6,879
12/2011                          $6,378                        $6,804
01/2012                          $6,807                        $7,171
02/2012                          $7,164                        $7,565
03/2012                          $7,103                        $7,509
04/2012                          $6,850                        $7,382
05/2012                          $6,005                        $6,540
06/2012                          $6,430                        $6,969
07/2012                          $6,404                        $7,056
08/2012                          $6,670                        $7,257
09/2012                          $6,906                        $7,477
10/2012                          $6,992                        $7,530
11/2012                          $7,103                        $7,688
12/2012                          $7,451                        $7,920
01/2013                          $7,803                        $8,310
02/2013                          $7,567                        $8,227
03/2013                          $7,593                        $8,292
04/2013                          $7,966                        $8,670
05/2013                          $7,872                        $8,476
06/2013                          $7,593                        $8,158
07/2013                          $8,112                        $8,592
08/2013                          $8,056                        $8,482
09/2013                          $8,662                        $9,081
10/2013                          $8,962                        $9,386
11/2013                          $8,996                        $9,443
12/2013                          $9,194                        $9,586
01/2014                          $8,859                        $9,199
02/2014                          $9,365                        $9,701
03/2014                          $9,297                        $9,657
04/2014                          $9,456                        $9,809
05/2014                          $9,563                        $9,961
06/2014                          $9,679                       $10,103
07/2014                          $9,464                        $9,923
08/2014                          $9,468                        $9,931
09/2014                          $9,052                        $9,523
10/2014                          $8,898                        $9,371
11/2014                          $8,902                        $9,487
12/2014                          $8,571                        $9,171
01/2015                          $8,516                        $9,139
02/2015                          $9,125                        $9,685
03/2015                          $8,932                        $9,523
04/2015                          $9,421                        $9,935
05/2015                          $9,426                        $9,849
06/2015                          $9,155                        $9,569
07/2015                          $9,065                        $9,721
08/2015                          $8,391                        $9,013
09/2015                          $7,820                        $8,558
10/2015                          $8,421                        $9,201
11/2015                          $8,310                        $9,055
12/2015                          $8,043                        $8,893
01/2016                          $7,417                        $8,280
02/2016                          $7,181                        $8,165
03/2016                          $7,726                        $8,719
04/2016                          $8,099                        $8,999
05/2016                          $7,949                        $8,898
06/2016                          $7,661                        $8,627
07/2016                          $8,001                        $9,052
08/2016                          $8,215                        $9,060
09/2016                          $8,305                        $9,170
10/2016                          $8,413                        $8,992
11/2016                          $8,451                        $8,848
12/2016                          $8,734                        $9,137
01/2017                          $9,108                        $9,409
02/2017                          $9,048                        $9,517
03/2017                          $9,250                        $9,759
04/2017                          $9,383                        $9,967
05/2017                          $9,546                       $10,299
06/2017                          $9,649                       $10,308
07/2017                         $10,104                       $10,615              Past performance is not predictive of
08/2017                         $10,095                       $10,613              future performance.
09/2017                         $10,456                       $10,888              The returns shown do not reflect the
10/2017                         $10,644                       $11,037              deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2017, all
                                  26.53%        8.77%        0.63%                 rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 24.31% for the Series and 17.78% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater emphasis on smaller stocks within the large cap universe contributed positively to performance relative to the benchmark, as those stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among value stocks, the Series' greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed less profitable stocks, and the Series' greater emphasis on more profitable stocks contributed to relative performance. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
                Mexico.....................     4.11%            2.35%
                Indonesia..................    10.16%            5.98%
                Malaysia...................     7.08%            6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the funds' relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 26.53% for the Series and 22.74% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Series' focus on value stocks contributed positively to performance relative to the benchmark. The Series' general exclusion of real estate investment trusts (REITs), and certain utilities also had a positive impact on relative performance, as REITs, and utilities underperformed the benchmark.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2017
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/17  10/31/17    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,078.30    0.11%    $0.58
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,134.50    0.21%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.15    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   6.6%
              Energy.......................................  11.6%
              Financials...................................  24.8%
              Health Care..................................  12.4%
              Industrials..................................   8.3%
              Information Technology.......................  15.0%
              Materials....................................   3.4%
              Real Estate..................................   0.1%
              Telecommunication Services...................   4.0%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   1.9%
              Energy.......................................  15.3%
              Financials...................................  31.7%
              Health Care..................................   1.9%
              Industrials..................................   8.3%
              Information Technology.......................   2.8%
              Materials....................................  15.0%
              Real Estate..................................   2.3%
              Telecommunication Services...................   3.7%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (13.2%)
*   Charter Communications, Inc. Class A..........    996,600 $  333,033,822            1.2%
    Comcast Corp. Class A......................... 21,211,780    764,260,433            2.8%
#   Ford Motor Co................................. 16,011,353    196,459,301            0.7%
    General Motors Co.............................  6,055,833    260,279,702            0.9%
*   Mohawk Industries, Inc........................    535,570    140,190,803            0.5%
    Royal Caribbean Cruises, Ltd..................  1,461,968    180,947,779            0.7%
    Time Warner, Inc..............................  3,804,556    373,949,809            1.3%
    Other Securities..............................             1,469,072,188            5.3%
                                                              --------------           -----
Total Consumer Discretionary......................             3,718,193,837           13.4%
                                                              --------------           -----
Consumer Staples -- (6.3%)
    CVS Health Corp...............................  4,700,064    322,095,386            1.2%
    Mondelez International, Inc. Class A..........  3,546,887    146,947,528            0.5%
    Tyson Foods, Inc. Class A.....................  1,959,828    142,891,060            0.5%
    Wal-Mart Stores, Inc..........................  5,670,262    495,070,575            1.8%
    Walgreens Boots Alliance, Inc.................  2,539,242    168,275,567            0.6%
    Other Securities..............................               517,524,270            1.9%
                                                              --------------           -----
Total Consumer Staples............................             1,792,804,386            6.5%
                                                              --------------           -----
Energy -- (11.3%)
    Chevron Corp..................................  4,451,136    515,842,151            1.9%
    ConocoPhillips................................  2,989,939    152,935,380            0.6%
    Exxon Mobil Corp.............................. 12,856,443  1,071,584,524            3.9%
    Occidental Petroleum Corp.....................  2,196,166    141,806,439            0.5%
    Valero Energy Corp............................  2,810,052    221,685,002            0.8%
    Other Securities..............................             1,083,981,612            3.8%
                                                              --------------           -----
Total Energy......................................             3,187,835,108           11.5%
                                                              --------------           -----
Financials -- (24.1%)
    American International Group, Inc.............  2,219,588    143,407,581            0.5%
    Bank of America Corp.......................... 18,827,362    515,681,445            1.9%
    Bank of New York Mellon Corp. (The)...........  4,487,177    230,865,257            0.8%
    Capital One Financial Corp....................  2,121,034    195,516,914            0.7%
    Citigroup, Inc................................  8,095,404    595,012,194            2.1%
    Goldman Sachs Group, Inc. (The)...............  1,076,397    261,004,745            0.9%
    Hartford Financial Services Group, Inc. (The).  2,672,826    147,139,071            0.5%
    JPMorgan Chase & Co........................... 11,460,834  1,153,074,509            4.2%
    Morgan Stanley................................  5,499,651    274,982,550            1.0%
    PNC Financial Services Group, Inc. (The)......  1,370,488    187,469,053            0.7%
    Travelers Cos., Inc. (The)....................  1,165,331    154,348,091            0.6%
    Wells Fargo & Co.............................. 15,424,411    865,926,434            3.1%
    Other Securities..............................             2,067,096,534            7.5%
                                                              --------------           -----
Total Financials..................................             6,791,524,378           24.5%
                                                              --------------           -----
Health Care -- (12.1%)
    Abbott Laboratories...........................  4,721,513    256,047,650            0.9%
    Aetna, Inc....................................  1,805,018    306,907,211            1.1%
    Anthem, Inc...................................  1,447,321    302,794,026            1.1%
    Danaher Corp..................................  2,176,662    200,840,603            0.7%
*   Express Scripts Holding Co....................  2,740,464    167,963,039            0.6%
    Humana, Inc...................................    708,361    180,879,981            0.7%
    Medtronic P.L.C...............................  4,257,228    342,791,999            1.2%
    Pfizer, Inc................................... 16,341,666    572,938,810            2.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc.................................   1,050,474 $   203,613,375            0.7%
      Other Securities..............................................                 867,988,265            3.2%
                                                                                 ---------------          ------
Total Health Care...................................................               3,402,764,959           12.3%
                                                                                 ---------------          ------
Industrials -- (8.1%)
      Delta Air Lines, Inc..........................................   2,950,569     147,616,967            0.5%
      Eaton Corp. P.L.C.............................................   1,814,900     145,228,298            0.5%
      FedEx Corp....................................................     624,040     140,914,472            0.5%
      Norfolk Southern Corp.........................................   1,546,984     203,304,637            0.7%
      Stanley Black & Decker, Inc...................................   1,079,268     174,355,745            0.6%
      Other Securities..............................................               1,463,355,372            5.4%
                                                                                 ---------------          ------
Total Industrials...................................................               2,274,775,491            8.2%
                                                                                 ---------------          ------
Information Technology -- (14.6%)
      Cisco Systems, Inc............................................  23,284,393     795,162,021            2.9%
      HP, Inc.......................................................   9,619,949     207,309,901            0.8%
      Intel Corp....................................................  22,965,227   1,044,688,176            3.8%
#     Lam Research Corp.............................................   1,017,170     212,151,147            0.8%
*     Micron Technology, Inc........................................   5,266,057     233,338,986            0.8%
      QUALCOMM, Inc.................................................   5,296,483     270,173,598            1.0%
      Other Securities..............................................               1,346,251,749            4.8%
                                                                                 ---------------          ------
Total Information Technology........................................               4,109,075,578           14.9%
                                                                                 ---------------          ------
Materials -- (3.3%)
      Other Securities..............................................                 937,357,935            3.4%
                                                                                 ---------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                  28,033,652            0.1%
                                                                                 ---------------          ------
Telecommunication Services -- (3.9%)
#     AT&T, Inc.....................................................  26,708,783     898,750,548            3.2%
      Other Securities..............................................                 191,599,940            0.8%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,090,350,488            4.0%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  62,978,242            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              27,395,694,054           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     199,056            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              27,395,893,110
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 272,071,006     272,071,006            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@  DFA Short Term Investment Fund................................  45,149,193     522,421,314            1.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,400,546,693)..........................................               $28,190,385,430          101.9%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


At October 31, 2017, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                         NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------              --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)..   1,472    12/15/17  $181,290,778 $189,350,720   $8,059,942
                                              ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.                      $181,290,778 $189,350,720   $8,059,942
                                              ============ ============   ==========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,718,193,837           --   --    $ 3,718,193,837
  Consumer Staples............   1,792,804,386           --   --      1,792,804,386
  Energy......................   3,187,835,108           --   --      3,187,835,108
  Financials..................   6,791,524,378           --   --      6,791,524,378
  Health Care.................   3,402,764,959           --   --      3,402,764,959
  Industrials.................   2,274,775,491           --   --      2,274,775,491
  Information Technology......   4,109,075,578           --   --      4,109,075,578
  Materials...................     937,357,935           --   --        937,357,935
  Real Estate.................      28,033,652           --   --         28,033,652
  Telecommunication Services..   1,090,350,488           --   --      1,090,350,488
  Utilities...................      62,978,242           --   --         62,978,242
Rights/Warrants...............              -- $    199,056   --            199,056
Temporary Cash Investments....     272,071,006           --   --        272,071,006
Securities Lending Collateral.              --  522,421,314   --        522,421,314
Futures Contracts**...........       8,059,942           --   --          8,059,942
                               --------------- ------------   --    ---------------
TOTAL......................... $27,675,825,002 $522,620,370   --    $28,198,445,372
                               =============== ============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd.. 6,120,380 $  140,453,824            1.1%
    BHP Billiton, Ltd........................... 6,597,392    135,832,357            1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,510,491     61,899,921            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042     67,089,785            0.5%
    Other Securities............................              343,438,930            2.7%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              748,714,817            5.9%
                                                           --------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................               13,284,762            0.1%
                                                           --------------            ----

BELGIUM -- (1.0%)
    Other Securities............................              129,560,360            1.0%
                                                           --------------            ----

CANADA -- (7.7%)
    Bank of Montreal............................ 1,746,675    133,812,772            1.1%
    Suncor Energy, Inc.......................... 3,911,426    132,796,279            1.0%
    Other Securities............................              745,440,840            5.9%
                                                           --------------            ----
TOTAL CANADA....................................            1,012,049,891            8.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              222,737,552            1.8%
                                                           --------------            ----

FINLAND -- (0.9%)
    Other Securities............................              115,389,730            0.9%
                                                           --------------            ----

FRANCE -- (9.2%)
    AXA SA...................................... 2,859,375     86,319,921            0.7%
    BNP Paribas SA.............................. 2,361,620    184,323,068            1.5%
#   Engie SA.................................... 5,125,526     86,631,897            0.7%
    Orange SA................................... 5,424,781     89,116,543            0.7%
    Peugeot SA.................................. 2,829,994     67,143,170            0.5%
    Renault SA..................................   914,987     90,733,026            0.7%
    Societe Generale SA......................... 1,935,625    107,726,187            0.8%
    Total SA.................................... 5,355,467    298,503,517            2.3%
    Other Securities............................              195,514,428            1.6%
                                                           --------------            ----
TOTAL FRANCE....................................            1,206,011,757            9.5%
                                                           --------------            ----

GERMANY -- (7.2%)
    Allianz SE..................................   309,762     72,316,665            0.6%
#   Allianz SE Sponsored ADR.................... 2,622,354     61,364,132            0.5%
    Bayerische Motoren Werke AG................. 1,144,525    117,382,755            0.9%
    Daimler AG.................................. 3,058,631    255,353,316            2.0%
    Other Securities............................              448,990,129            3.5%
                                                           --------------            ----
TOTAL GERMANY...................................              955,406,997            7.5%
                                                           --------------            ----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 6,770,984     86,003,062            0.7%
    Other Securities............................              237,434,522            1.8%
                                                           --------------            ----
TOTAL HONG KONG.................................              323,437,584            2.5%
                                                           --------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities......................            $   30,764,664            0.2%
                                                      --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................                48,328,428            0.4%
                                                      --------------           -----

ITALY -- (1.9%)
    Fiat Chrysler Automobiles NV..........  4,223,093     73,022,663            0.6%
*   UniCredit SpA.........................  4,382,253     83,747,614            0.6%
    Other Securities......................                89,724,183            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               246,494,460            1.9%
                                                      --------------           -----

JAPAN -- (21.7%)
    Hitachi, Ltd.......................... 10,761,000     85,693,558            0.7%
    Honda Motor Co., Ltd..................  4,402,100    137,948,849            1.1%
    Mitsubishi UFJ Financial Group, Inc... 17,854,906    121,112,359            1.0%
    Mizuho Financial Group, Inc........... 32,106,400     58,333,486            0.5%
#   Nissan Motor Co., Ltd.................  6,443,700     62,667,395            0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    114,347,007            0.9%
    Toyota Motor Corp.....................  3,590,490    222,703,923            1.8%
    Other Securities......................             2,055,894,920           16.0%
                                                      --------------           -----
TOTAL JAPAN...............................             2,858,701,497           22.5%
                                                      --------------           -----

NETHERLANDS -- (3.1%)
    ING Groep NV..........................  5,655,087    104,502,975            0.8%
    Other Securities......................               305,269,728            2.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               409,772,703            3.2%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                15,999,490            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               104,297,070            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,474,616            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               130,679,480            1.0%
                                                      --------------           -----

SPAIN -- (2.8%)
    Banco Santander SA.................... 30,252,813    205,093,196            1.6%
    Repsol SA.............................  5,254,339     98,463,132            0.8%
    Other Securities......................                66,397,472            0.5%
                                                      --------------           -----
TOTAL SPAIN...............................               369,953,800            2.9%
                                                      --------------           -----

SWEDEN -- (2.5%)
    Nordea Bank AB........................  7,285,616     88,044,529            0.7%
    Other Securities......................               243,042,505            1.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               331,087,034            2.6%
                                                      --------------           -----

SWITZERLAND -- (7.4%)
    Adecco Group AG.......................    747,305     59,289,170            0.5%
    Cie Financiere Richemont SA...........  1,177,332    108,533,855            0.8%
    Novartis AG...........................  1,704,593    140,593,520            1.1%
    Swiss Re AG...........................    821,038     77,268,128            0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                         SHARES        VALUE++     OF NET ASSETS**
                                                         ------        -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG....................................   3,507,610 $    59,675,333            0.5%
      Zurich Insurance Group AG.......................     417,577     127,429,914            1.0%
      Other Securities................................                 397,917,168            3.1%
                                                                   ---------------          ------
TOTAL SWITZERLAND.....................................                 970,707,088            7.6%
                                                                   ---------------          ------

UNITED KINGDOM -- (16.6%)
#     Anglo American P.L.C............................   5,924,428     111,752,548            0.9%
      BP P.L.C. Sponsored ADR.........................   8,731,578     355,113,277            2.8%
      Glencore P.L.C..................................  22,334,025     107,721,452            0.9%
      HSBC Holdings P.L.C.............................  19,975,015     195,058,378            1.5%
#     HSBC Holdings P.L.C. Sponsored ADR..............   2,963,067     144,508,777            1.1%
      Lloyds Banking Group P.L.C...................... 143,997,641     130,523,854            1.0%
      Royal Dutch Shell P.L.C. Class A................   2,374,989      74,764,137            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   3,844,392     242,312,004            1.9%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   3,852,485     251,798,420            2.0%
      Vodafone Group P.L.C............................  58,351,986     166,906,425            1.3%
#     Vodafone Group P.L.C. Sponsored ADR.............   4,011,201     116,244,613            0.9%
      Other Securities................................                 290,308,288            2.3%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               2,187,012,173           17.2%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              12,434,865,953           97.6%
                                                                   ---------------          ------

PREFERRED STOCKS -- (1.0%)
GERMANY -- (1.0%)
      Volkswagen AG...................................     601,796     110,190,738            0.9%
      Other Securities................................                  26,544,560            0.2%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 136,735,298            1.1%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 136,735,298            1.1%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities................................                   1,612,210            0.0%
                                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              12,573,213,461
                                                                   ---------------

                                                                       VALUE+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund..................  51,323,210     593,860,860            4.7%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,050,403,930)............................               $13,167,074,321          103.4%
                                                                   ===============          ======

At October 31, 2017, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                         NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------              --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future..    381     12/15/17  $ 37,262,799 $ 38,240,970   $  978,171
S&P 500 Emini Index(R)..    554     12/15/17    69,357,696   71,263,790    1,906,094
                                              ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.                      $106,620,495 $109,504,760   $2,884,265
                                              ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   66,171,450 $   682,543,367   --    $   748,714,817
  Austria.....................             --      13,284,762   --         13,284,762
  Belgium.....................             --     129,560,360   --        129,560,360
  Canada......................  1,012,049,891              --   --      1,012,049,891
  Denmark.....................             --     222,737,552   --        222,737,552
  Finland.....................      3,512,957     111,876,773   --        115,389,730
  France......................         90,389   1,205,921,368   --      1,206,011,757
  Germany.....................    121,435,557     833,971,440   --        955,406,997
  Hong Kong...................             --     323,437,584   --        323,437,584
  Ireland.....................      7,455,562      23,309,102   --         30,764,664
  Israel......................             --      48,328,428   --         48,328,428
  Italy.......................     41,309,073     205,185,387   --        246,494,460
  Japan.......................     65,681,064   2,793,020,433   --      2,858,701,497
  Netherlands.................     46,587,082     363,185,621   --        409,772,703
  New Zealand.................             --      15,999,490   --         15,999,490
  Norway......................      3,986,233     100,310,837   --        104,297,070
  Portugal....................             --       4,474,616   --          4,474,616
  Singapore...................             --     130,679,480   --        130,679,480
  Spain.......................      1,208,347     368,745,453   --        369,953,800
  Sweden......................      3,437,406     327,649,628   --        331,087,034
  Switzerland.................     43,586,047     927,121,041   --        970,707,088
  United Kingdom..............  1,184,084,036   1,002,928,137   --      2,187,012,173
Preferred Stocks
  Germany.....................             --     136,735,298   --        136,735,298
Rights/Warrants
  Spain.......................             --       1,612,210   --          1,612,210
Securities Lending Collateral.             --     593,860,860   --        593,860,860
Futures Contracts**...........      2,884,265              --   --          2,884,265
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,603,479,359 $10,566,479,227   --    $13,169,958,586
                               ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                               THE U.S. LARGE    THE DFA
                                                                                                 CAP VALUE    INTERNATIONAL
                                                                                                  SERIES*     VALUE SERIES*
                                                                                               -------------- -------------
ASSETS:
Investments at Value (including $1,536,545 and $671,908 of securities on loan,
 respectively)................................................................................  $27,395,893    $12,573,213
Temporary Cash Investments at Value & Cost....................................................      272,071             --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $522,384
 and $593,874)................................................................................      522,421        593,861
Segregated Cash for Futures Contracts.........................................................        6,624          3,846
Foreign Currencies at Value...................................................................           --         52,788
Cash..........................................................................................           --         53,297
Receivables:
  Investment Securities Sold..................................................................       21,871          5,948
  Dividends, Interest and Tax Reclaims........................................................       30,022         44,910
  Securities Lending Income...................................................................          273            795
  Futures Margin Variation....................................................................          324            265
                                                                                                -----------    -----------
     Total Assets.............................................................................   28,249,499     13,328,923
                                                                                                -----------    -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................      522,365        593,795
  Investment Securities Purchased.............................................................       46,685             --
  Due to Advisor..............................................................................        2,336          2,141
Accrued Expenses and Other Liabilities........................................................        1,567            837
                                                                                                -----------    -----------
     Total Liabilities........................................................................      572,953        596,773
                                                                                                -----------    -----------
NET ASSETS....................................................................................  $27,676,546    $12,732,150
                                                                                                ===========    ===========
Investments at Cost...........................................................................  $18,606,092    $10,456,529
                                                                                                ===========    ===========
Foreign Currencies at Cost....................................................................  $        --    $    53,423
                                                                                                ===========    ===========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                               THE U.S.       THE DFA
                                                                               LARGE CAP   INTERNATIONAL
                                                                             VALUE SERIES# VALUE SERIES#
                                                                             ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1 and $32,179, respectively).  $  565,477    $  332,211
  Non Cash Income...........................................................          --        55,069
  Income from Securities Lending............................................       2,756         9,477
                                                                              ----------    ----------
     Total Investment Income................................................     568,233       396,757
                                                                              ----------    ----------
EXPENSES
  Investment Management Fees................................................      24,712        22,418
  Accounting & Transfer Agent Fees..........................................       1,102           509
  Custodian Fees............................................................         255           962
  Directors'/Trustees' Fees & Expenses......................................         241           108
  Professional Fees.........................................................         369           229
  Other.....................................................................         574           345
                                                                              ----------    ----------
     Total Expenses.........................................................      27,253        24,571
                                                                              ----------    ----------
  Fees Paid Indirectly (Note C).............................................          --          (877)
                                                                              ----------    ----------
  Net Expenses..............................................................      27,253        23,694
                                                                              ----------    ----------
  NET INVESTMENT INCOME (LOSS)..............................................     540,980       373,063
                                                                              ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................   1,415,252       133,582
    Affiliated Investment Companies Shares Sold.............................          (4)           55
    Futures.................................................................      22,013        16,570
    Foreign Currency Transactions...........................................          --        (2,679)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................   3,199,777     2,126,222
    Affiliated Investment Companies Shares..................................         (95)          (73)
    Futures.................................................................      11,932         3,736
    Translation of Foreign Currency Denominated Amounts.....................          --         1,069
                                                                              ----------    ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................   4,648,875     2,278,482
                                                                              ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............  $5,189,855    $2,651,545
                                                                              ==========    ==========

----------
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  THE U.S. LARGE CAP      THE DFA INTERNATIONAL
                                                                     VALUE SERIES              VALUE SERIES
                                                               ------------------------  -----------------------
                                                                   YEAR         YEAR         YEAR        YEAR
                                                                  ENDED        ENDED        ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                                   2017         2016         2017        2016
                                                               -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................ $   540,980  $   464,438  $   373,063  $  332,006
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................   1,415,252      567,193      133,582    (261,808)
    Affiliated Investment Companies Shares Sold...............          (4)          --           55          --
    Futures...................................................      22,013       21,037       16,570       5,988
    Foreign Currency Transactions.............................          --           --       (2,679)      5,590
    Forward Currency Contracts................................          --           --           --           8
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   3,199,777      (57,128)   2,126,222     (32,753)
    Affiliated Investment Companies Shares....................         (95)          --          (73)         --
    Futures...................................................      11,932       (3,872)       3,736        (852)
    Translation of Foreign Currency Denominated Amounts.......          --           --        1,069        (908)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   5,189,855      991,668    2,651,545      47,271
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................   2,626,519    1,812,211      995,812   1,394,282
  Withdrawals.................................................  (1,056,396)    (981,368)    (644,747)   (939,918)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....   1,570,123      830,843      351,065     454,364
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................   6,759,978    1,822,511    3,002,610     501,635
NET ASSETS
  Beginning of Year...........................................  20,916,568   19,094,057    9,729,540   9,227,905
                                                               -----------  -----------  -----------  ----------
  End of Year................................................. $27,676,546  $20,916,568  $12,732,150  $9,729,540
                                                               ===========  ===========  ===========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                         THE U.S. LARGE CAP VALUE SERIES
                                                         ---------------------------------------------------------------
                                                             YEAR         YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                             2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------
Total Return............................................       24.31%        4.75%        1.32%       15.67%       35.68%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $27,676,546  $20,916,568  $19,094,057  $18,376,682  $14,838,988
Ratio of Expenses to Average Net Assets.................        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net Assets....        2.19%        2.39%        2.20%        1.90%        1.98%
Portfolio Turnover Rate.................................          15%          15%          16%          15%          15%
--------------------------------------------------------------------------------------------------------------------------

                                                                       THE DFA INTERNATIONAL VALUE SERIES
                                                         --------------------------------------------------------------
                                                             YEAR         YEAR         YEAR         YEAR        YEAR
                                                            ENDED        ENDED        ENDED        ENDED       ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                             2017         2016         2015         2014        2013
------------------------------------------------------------------------------------------------------------------------
Total Return............................................       26.53%      (0.10)%      (5.35)%      (0.72)%      28.18%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $12,732,150  $9,729,540   $9,227,905   $9,343,666   $8,792,130
Ratio of Expenses to Average Net Assets.................        0.21%       0.22%        0.22%        0.22%        0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.22%       0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets....        3.33%       3.72%        3.31%        4.50%        3.20%
Portfolio Turnover Rate.................................          17%         17%          21%          17%          15%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the year ended October 31, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                 -                                   ----------
                 The DFA International Value Series.    $877

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2017, the total related amounts paid by the Trust to the CCO were $85 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $633
                    The DFA International Value Series.  391

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               PURCHASES    SALES
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $5,711,924 $3,550,329
           The DFA International Value Series.  2,380,334  1,837,613

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                        NET REALIZED                                        DIVIDEND
                                                        GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                        ON SALES OF   UNREALIZED                           AFFILIATED
                       BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                        10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
                       ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
THE U.S. LARGE CAP
 VALUE SERIES
DFA Short Term
 Investment Fund......  $820,651  $6,008,173 $6,306,304     $(4)         $(95)      $522,421     45,149      $7,598
                        --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL.................  $820,651  $6,008,173 $6,306,304     $(4)         $(95)      $522,421     45,149      $7,598
                        ========  ========== ==========     ===          ====       ========     ======      ======
THE DFA INTERNATIONAL
 VALUE SERIES
DFA Short Term
 Investment Fund......  $370,103  $6,085,206 $5,861,430     $55          $(73)      $593,861     51,323      $5,741
                        --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL.................  $370,103  $6,085,206 $5,861,430     $55          $(73)      $593,861     51,323      $5,741
                        ========  ========== ==========     ===          ====       ========     ======      ======

                       CAPITAL GAIN
                       DISTRIBUTIONS
                           FROM
                        AFFILIATED
                        INVESTMENT
                       -------------
THE U.S. LARGE CAP
 VALUE SERIES
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==
THE DFA INTERNATIONAL
 VALUE SERIES
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               NET
                                                                            UNREALIZED
                                     FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                     TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $19,581,837  $9,370,063   $(544,402)    $8,825,661
The DFA International Value Series.  11,157,024   2,649,548    (529,994)     2,119,554

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. Forward Currency Contracts: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                      FUTURES
                                                      --------
                  The U.S. Large Cap Value Series.... $167,432
                  The DFA International Value Series.   89,210

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2017:

                                        LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                        LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                              ASSET DERIVATIVES VALUE
                                            ---------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2017 CONTRACTS*
                                            ---------------- ----------
        The U.S. Large Cap Value Series....      $8,060        $8,060
        The DFA International Value Series.       2,884         2,884

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2017:

DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------   --------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2017 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                 -----------------------
                                                                    EQUITY
                                                  TOTAL            CONTRACTS
                                                  -------          ---------
             The U.S. Large Cap Value Series.... $22,013            $22,013
             The DFA International Value Series.  16,570             16,570

                                                 CHANGE IN UNREALIZED
                                                 APPRECIATION (DEPRECIATION) ON
                                                    DERIVATIVES
                                                 -----------------------
                                                                    EQUITY
                                                  TOTAL            CONTRACTS
                                                  -------          ---------
             The U.S. Large Cap Value Series.... $11,932            $11,932
             The DFA International Value Series.   3,736              3,736

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Series under the lines of credit during the year ended October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2017.

I. AFFILIATED TRADES:

Cross trades for the year ended October 31, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                               REALIZED
       PORTFOLIO                           PURCHASES  SALES   GAIN (LOSS)
       ---------                           --------- -------- -----------
       The U.S. Large Cap Value Series.... $442,838  $204,015   $30,650
       The DFA International Value Series.  135,129    76,512     4,425

J. SECURITIES LENDING:

   As of October 31, 2017, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series, and The DFA International Value Series, received non-cash collateral consisting of short and/or long term U.S. Treasury and U.S. government agency securities with a market value of $1,023,222 and $124,520 (amounts in thousands), respectively. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF OCTOBER 31, 2017
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Rights/Warrants..... $522,421,314     --         --         --    $522,421,314

THE DFA INTERNATIONAL VALUE SERIES
Common Stocks......................  593,860,860     --         --         --     593,860,860

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (two of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

   Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

   Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

   Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

                                                                                                                 OTHER
                                        TERM OF                                        PORTFOLIOS WITHIN   DIRECTORSHIPS OF
   NAME, ADDRESS                      OFFICE/1/ AND                                      THE DFA FUND      PUBLIC COMPANIES
       AND                             LENGTH OF           PRINCIPAL OCCUPATION           COMPLEX/2/          HELD DURING
   YEAR OF BIRTH        POSITION        SERVICE             DURING PAST 5 YEARS            OVERSEEN          PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
George M.            Director of     DFAIDG- Since    Leo Melamed Professor of         126 portfolios in  None
Constantinides       DFAIDG and DIG  1983             Finance, University of           4 investment
University of        Trustee of      DIG- Since 1993  Chicago Booth School of          companies
Chicago Booth        DFAITC and      DFAITC- Since    Business (since 1978).
School of Business   DEM             1992
5807 S. Woodlawn                     DEM- Since 1993
Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
Douglas W.           Director of     DFAIDG- Since    Merton H. Miller                 126 portfolios in  None
Diamond              DFAIDG and DIG  June 2017        Distinguished Service            4 investment
University of        Trustee of      DIG- Since June  Professor of Finance,            companies
Chicago Booth        DFAITC and      2017             University of Chicago Booth
School of Business   DEM             DFAITC- Since    School of Business (since
5807 S. Woodlawn                     June 2017        1988). Visiting Scholar,
Avenue                               DEM- Since June  Federal Reserve Bank of
Chicago, IL 60637                    2017             Richmond (since 1990).
1953                                                  Formerly, Fischer Black
                                                      Visiting Professor of Financial
                                                      Economics, Alfred P. Sloan
                                                      School of Management,
                                                      Massachusetts Institute of
                                                      Technology (2015 to 2016).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson    Director of     DFAIDG- Since    Professor in Practice            126 portfolios in  None
Yale School of       DFAIDG and DIG  1981             Emeritus of Finance, Yale        4 investment
Management           Trustee of      DIG- Since 1993  School of Management (since      companies
P.O. Box 208200      DFAITC and      DFAITC- Since    1984). Chairman, CIO and
New Haven, CT        DEM             1992             Partner, Zebra Capital
06520-8200                           DEM- Since 1993  Management, LLC (hedge
1943                                                  fund and asset manager)
                                                      (since 2001). Formerly,
                                                      Consultant to Morningstar,
                                                      Inc. (2006-2016).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear     Director of     DFAIDG- Since    Distinguished Visiting Fellow,   126 portfolios in  None
Stanford University  DFAIDG and DIG  2010             Becker Friedman Institute for    4 investment
Graduate School of   Trustee of      DIG- Since 2010  Research in Economics,           companies
Business             DFAITC and      DFAITC- Since    University of Chicago (since
Knight Management    DEM             2010             2015). Morris Arnold Cox
Center, E346                         DEM- Since 2010  Senior Fellow, Hoover
Stanford, CA 94305                                    Institution (since 2002). Jack
1948                                                  Steele Parker Professor of
                                                      Human Resources
                                                      Management and Economics,
                                                      Graduate School of Business,
                                                      Stanford University (since
                                                      1995). Cornerstone Research
                                                      (expert testimony and
                                                      economic and financial
                                                      analysis) (since 2009).
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes     Director of     DFAIDG- Since    Chief Investment Strategist,     126 portfolios in  Formerly, Adviser,
c/o Dimensional      DFAIDG and DIG  1981             Janus Henderson Investors        4 investment       Kuapay, Inc. (2013-
Fund Advisors LP     Trustee of      DIG- Since 1993  (since 2014). Frank E. Buck      companies          2014). Formerly,
6300 Bee Cave        DFAITC and      DFAITC- Since    Professor of Finance,                               Director, American
Road, Building One   DEM             1992             Emeritus, Graduate School of                        Century Fund
Austin, TX 78746                     DEM- Since 1993  Business, Stanford University                       Complex (registered
1941                                                  (since 1981).                                       investment
                                                                                                          companies)
                                                                                                          (43 Portfolios)
                                                                                                          (1980-2014).
------------------------------------------------------------------------------------------------------------------------------

                                                                                                             OTHER
                                       TERM OF                                    PORTFOLIOS WITHIN    DIRECTORSHIPS OF
  NAME, ADDRESS                      OFFICE/1/ AND                                  THE DFA FUND       PUBLIC COMPANIES
       AND                            LENGTH OF      PRINCIPAL OCCUPATION DURING     COMPLEX/2/           HELD DURING
  YEAR OF BIRTH        POSITION        SERVICE              PAST 5 YEARS              OVERSEEN           PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith      Director of     DFAIDG- Since    Boris and Irene Stern        126 portfolios in  Lead Director,
University of       DFAIDG and DIG  2000             Distinguished Service        4 investment       (beginning May
Chicago Booth       Trustee of      DIG- Since 2000  Professor of Accounting,     companies          2014) and Director
School of Business  DFAITC and      DFAITC- Since    University of Chicago Booth                     (since 2000), HNI
5807 S. Woodlawn    DEM             2000             School of Business (since                       Corporation
Avenue                              DEM- Since 2000  1980).                                          (formerly known as
Chicago, IL 60637                                                                                    HON Industries
1953                                                                                                 Inc.) (office
                                                                                                     furniture); Director,
                                                                                                     Ryder System Inc.
                                                                                                     (transportation,
                                                                                                     logistics and
                                                                                                     supply-chain
                                                                                                     management)
                                                                                                     (since 2003);
                                                                                                     and Trustee,
                                                                                                     UBS Funds
                                                                                                     (3 investment
                                                                                                     companies within
                                                                                                     the fund complex)
                                                                                                     (24 portfolios)
                                                                                                     (since 2009).

                                                                                                              OTHER
                                      TERM OF                                         PORTFOLIOS WITHIN  DIRECTORSHIPS OF
  NAME, ADDRESS                     OFFICE/1/ AND                                       THE DFA FUND     PUBLIC COMPANIES
       AND                           LENGTH OF        PRINCIPAL OCCUPATION DURING        COMPLEX/2/        HELD DURING
  YEAR OF BIRTH        POSITION       SERVICE                PAST 5 YEARS                 OVERSEEN        PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
                                             INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------
David G. Booth      Chairman        DFAIDG- Since  Chairman, Director/Trustee,        126 portfolios in       None
6300 Bee Cave       Director of     1981           and formerly, President and        4 investment
Road, Building One  DFAIDG and DIG  DIG- Since     Co-Chief Executive Officer         companies
Austin, TX 78746    Trustee of      1992           (each until March 2017) of
1946                DFAITC and      DFAITC- Since  Dimensional Emerging Markets
                    DEM             1992           Value Fund ("DEM"), DFAIDG,
                                    DEM- Since     Dimensional Investment Group
                                    1993           Inc. ("DIG") and The DFA
                                                   Investment Trust Company
                                                   ("DFAITC"). Executive
                                                   Chairman, and formerly,
                                                   President and Co-Chief
                                                   Executive Officer (each until
                                                   February 2017) of Dimensional
                                                   Holdings Inc., Dimensional
                                                   Fund Advisors LP and DFA
                                                   Securities LLC (collectively with
                                                   DEM, DFAIDG, DIG and
                                                   DFAITC, the "DFA Entities").
                                                   Chairman and Director (since
                                                   2009) and formerly Co-Chief
                                                   Executive Officer (2010- June
                                                   2017) of Dimensional Fund
                                                   Advisors Canada ULC.
                                                   Trustee, University of Chicago
                                                   (since 2002). Trustee,
                                                   University of Kansas
                                                   Endowment Association (since
                                                   2005). Formerly, Director of
                                                   Dimensional Fund Advisors
                                                   Ltd. (2002-July 2017), DFA
                                                   Australia Limited (1994-July
                                                   2017), Dimensional Advisors
                                                   Ltd. (2012-July 2017),
                                                   Dimensional Funds plc (2006-
                                                   July 2017) and Dimensional
                                                   Funds II plc (2006-July 2017).
                                                   Formerly, Director and
                                                   President of Dimensional
                                                   Japan Ltd. (2012-April 2017).
                                                   Formerly, President,
                                                   Dimensional SmartNest (US)
                                                   LLC (2009-2014); and Limited
                                                   Partner, VSC Investors, LLC
                                                   (2007 to 2015). Formerly,
                                                   Chairman, Director, President
                                                   and Co-Chief Executive Officer
                                                   of Dimensional Cayman
                                                   Commodity Fund I Ltd. (2010-
                                                   September 2017).

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF OFFICE/1/
NAME AND YEAR OF                        AND LENGTH OF
     BIRTH             POSITION            SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown  Vice President and     Since 2001       Vice President and Assistant Secretary of all the DFA
1967              Assistant Secretary                     Entities, DFA Australia Limited, Dimensional Fund Advisors
                                                          Ltd., Dimensional Cayman Commodity Fund I Ltd.,
                                                          Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                          Kong Limited. Director, Vice President and Assistant
                                                          Secretary of Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------
David P. Butler   Co-Chief Executive     Since 2017       Co-Chief Executive Officer of all the DFA entities (since
1964              Officer                                 2017); Director of Dimensional Holdings Inc. (since
                                                          February 2017), Dimensional Fund Advisors Canada ULC
                                                          (since March 2017), Dimensional Japan Ltd. (since April
                                                          2017), Dimensional Advisors Ltd. (since July 2017), DFA
                                                          Australia Limited (since July 2017) and Dimensional Fund
                                                          Advisors Ltd. (since August 2017); Director and Co-Chief
                                                          Executive Officer of Dimensional Cayman Commodity Fund
                                                          I Ltd. (since September 13, 2017). Formerly, Vice President
                                                          (October 2007 to February 2017), of all the DFA Entities.
                                                          Head of Global Financial Advisor Services (since October
                                                          2007) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark  Executive Vice         Since 2017       Executive Vice President (since March 2017) and formerly,
1972              President                               Vice President (2004 to March 2017), of all the DFA Entities.
                                                          Director and Vice President (since February 2016) of
                                                          Dimensional Japan Ltd. President and Director (since
                                                          February 2016) of Dimensional Fund Advisors Canada ULC.
                                                          Vice President (since April 2008) and Director (since
                                                          October 2016) of DFA Australia Limited. Director (since April
                                                          2016) of Dimensional Advisors Ltd., Dimensional Fund
                                                          Advisors Pte. Ltd., and Dimensional Hong Kong Limited.
                                                          Vice President (since June 2016) of Dimensional Fund
                                                          Advisors Pte. Ltd. Head of Global Institutional Services
                                                          (since January 2014) for Dimensional Fund Advisors LP.
                                                          Formerly, Vice President (December 2010-February 2016)
                                                          of Dimensional Fund Advisors Canada ULC; and Head of
                                                          Institutional, North America (March 2012 to December 2013)
                                                          for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Christopher S.    Vice President and     Since 2004       Vice President and Global Chief Compliance Officer of all
Crossan           Global Chief                            the DFA Entities, DFA Australia Limited and Dimensional
1965              Compliance Officer                      Fund Advisors Ltd. Chief Compliance Officer and Chief
                                                          Privacy Officer of Dimensional Fund Advisors Canada ULC
                                                          (since October 2006 and March 2015, respectively), Chief
                                                          Compliance Officer of Dimensional Fund Advisors Pte. Ltd.
                                                          (since October 2012) and Dimensional Japan Ltd. (since
                                                          February 2017). Formerly, Vice President and Global Chief
                                                          Compliance Officer (October 2010-2014) for Dimensional
                                                          SmartNest (US) LLC.
------------------------------------------------------------------------------------------------------------------------
(Michael) Sam     Executive Vice         Since 2017       Executive Vice President and Chief Operating Officer of the
Gilliland         President                               DFA Fund Complex (since March 2017). Executive Vice
1962                                                      President (since February 2017), Senior Advisor and Chief
                                                          Operating Officer (since February 2016) of Dimensional
                                                          Funds Advisors LP, Dimensional Holdings Inc. and
                                                          Dimensional Investment LLC. Executive Vice President
                                                          (since February 2017) of DFA Securities LLC. Director of
                                                          Dimensional Advisors Ltd. (since February 2017),
                                                          Dimensional Hong Kong Limited (since February 2017) and
                                                          DFA Australia Limited (since October 2016). Formerly,
                                                          Consultant for MSG Consulting (August 2013-February
                                                          2017), and Chairman and Chief Executive Officer of Sabre
                                                          Holdings (December 2003-August 2013).
------------------------------------------------------------------------------------------------------------------------

                                               TERM OF OFFICE/1/
NAME AND YEAR OF                                 AND LENGTH OF
      BIRTH               POSITION                  SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle  Vice President, Chief   Since 2015                 Vice President, Chief Financial Officer, and
1958               Financial Officer, and                             Treasurer of all the DFA Entities. Chief
                   Treasurer                                          Financial Officer, Treasurer and Vice President
                                                                      of Dimensional Advisors Ltd., Dimensional Fund
                                                                      Advisors Ltd., Dimensional Hong Kong Limited,
                                                                      Dimensional Cayman Commodity Fund I Ltd.,
                                                                      Dimensional Fund Advisors Canada ULC, Dimensional
                                                                      Fund Advisors Pte. Ltd and DFA Australia Limited.
                                                                      Director (since August 2016) for Dimensional
                                                                      Funds plc and Dimensional Funds II plc. Formerly,
                                                                      interim Chief Financial Officer and interim
                                                                      Treasurer of all the DFA Entities (April
                                                                      2016-September 2016); interim Chief Financial
                                                                      Officer and interim Treasurer (April 2016-July
                                                                      2016) of Dimensional Fund Advisors LP,
                                                                      Dimensional Fund Advisors Ltd., DFA Australia
                                                                      Limited, Dimensional Advisors Ltd., Dimensional
                                                                      Fund Advisors Pte. Ltd, Dimensional Hong Kong
                                                                      Limited, Dimensional Cayman Commodity Fund I
                                                                      Ltd., Dimensional Fund Advisors Canada ULC;
                                                                      Controller (August 2015-September 2016) of all
                                                                      the DFA Entities; Controller (August 2015-July
                                                                      2016) Dimensional Fund Advisors LP; Vice
                                                                      President of T. Rowe Price Group, Inc. and
                                                                      Director of Investment Treasury and Treasurer of
                                                                      the T. Rowe Price Funds (March 2008-July 2015).
------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon       Vice President and      Vice President since 2004  Vice President and Assistant Secretary (since
1973               Assistant Secretary     and Assistant Secretary    2004 and March 2017, respectively) of all the DFA
                                           since 2017                 Entities and Dimensional Cayman Commodity Fund I
                                                                      Ltd.
------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President          Since 2010                 Vice President of all the DFA Entities and
1972                                                                  Dimensional Cayman Commodity Fund I Ltd.
------------------------------------------------------------------------------------------------------------------------
Catherine L.       President and General   Since 2017                 President and General Counsel (since March 2017),
Newell             Counsel                                            and formerly, Vice President and Secretary (1997
1964                                                                  and 2000, respectively, to March 2017), of all
                                                                      the DFA Entities. Director, Vice President and
                                                                      Secretary of DFA Australia Limited and
                                                                      Dimensional Fund Advisors Ltd. (since February
                                                                      2002, April 1997, and May 2002, respectively).
                                                                      Vice President and Secretary of Dimensional Fund
                                                                      Advisors Canada ULC (since June 2003),
                                                                      Dimensional Cayman Commodity Fund I Ltd.,
                                                                      Dimensional Japan Ltd (since February 2012),
                                                                      Dimensional Advisors Ltd. (since March 2012) and
                                                                      Dimensional Fund Advisors Pte. Ltd. (since June
                                                                      2012). Director of Dimensional Funds plc and
                                                                      Dimensional Funds II plc (since 2002 and 2006,
                                                                      respectively). Director of Dimensional Japan
                                                                      Ltd., Dimensional Advisors Ltd., Dimensional Fund
                                                                      Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                      Limited (since August 2012 and July 2012).
                                                                      Formerly, Vice President and Secretary (October
                                                                      2010-November 2014) of Dimensional SmartNest (US)
                                                                      LLC.
------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz  Vice President and      Since 2013                 Vice President and Deputy Chief Compliance
1961               Deputy Chief                                       Officer of all the DFA Entities. Deputy Chief
                   Compliance Officer                                 Compliance Officer (since December 2012) of
                                                                      Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Carolyn L. O       Vice President and      Vice President since 2010  Vice President and Secretary (since 2010 and
1974               Secretary               and Secretary since 2017   March 2017, respectively) of all the DFA
                                                                      Entities, Dimensional Cayman Commodity Fund I
                                                                      Ltd., and Dimensional Fund Advisors Canada ULC
                                                                      (since April 2016).
------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
 NAME AND YEAR OF                        AND LENGTH OF
      BIRTH              POSITION           SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Co-Chief Executive    Since 2017       Co-Chief Executive Officer and Chief Investment Officer of
1976                Officer and Chief                      DFAIDG, DFAITC, DIG and DEM (since September, 2017)
                    Investment Officer                     and Dimensional Holdings Inc., Dimensional Fund Advisors
                                                           LP, DFA Securities LLC and Dimensional Fund Advisors
                                                           Canada ULC (since September, 2017); Chief Investment
                                                           Officer and Director of DFA Australia Limited (since
                                                           September, 2017 and October 2017, respectively); Director,
                                                           Co-Chief Executive Officer and Chief Investment Officer of
                                                           Dimensional Cayman Commodity Fund I Ltd. (since
                                                           September, 2017); Director of Dimensional Funds plc and
                                                           Dimensional Fund II plc (since August 2014) and
                                                           Dimensional Fund Advisors Pte. Ltd. (since June 2017);
                                                           Co-Chief Investment Officer and Vice President (since
                                                           February 2016) of Dimensional Japan Ltd. Formerly,
                                                           Executive Vice President (March 2017-September, 2017),
                                                           Co-Chief Investment Officer (June 2014-September, 2017)
                                                           and Vice President (January 2007-March 2017) of DFAIDG,
                                                           DFAITC, DIG and DEM; Executive Vice President (February
                                                           2017-September, 2017), Co-Chief Investment Officer (June
                                                           2014-September, 2017) and Vice President (January 2007-
                                                           February 2017) of Dimensional Holdings Inc., Dimensional
                                                           Fund Advisors LP and DFA Securities LLC; Vice President
                                                           and Co-Chief Investment Officer (April 2014-September,
                                                           2017) of Dimensional Fund Advisors Canada ULC; Co-Chief
                                                           Investment Officer of DFA Australia Limited (April 2014-
                                                           September, 2017); Co-Chief Investment Officer of DFA
                                                           Securities LLC, Dimensional Fund Advisors LP, and
                                                           Dimensional Holdings LLC (April 2014-September, 2017).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)


For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2016 to October 31, 2017, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                     QUALIFYING
                                                 NET                                                FOR CORPORATE
                                             INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING
                                               INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND
DIMENSIONAL INVESTMENT GROUP INC.           DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2)
------------------------------------------- ------------- ------------- ------------- ------------- ------------- ----------
LWAS/DFA U.S. High Book to Market
 Portfolio.................................       24%           1%           75%           100%          100%        100%
DFA Two-Year Fixed Income Portfolio........      100%          --            --            100%           --          --
DFA Two-Year Government Portfolio..........      100%          --            --            100%           --          --
LWAS/DFA International High Book to Market
 Portfolio.................................       99%          --             1%           100%          100%        100%

                                                                                          QUALIFYING
                                                                                            SHORT-
                                                U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                             GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONAL INVESTMENT GROUP INC.           INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
------------------------------------------- ------------ ---------- ---------- ---------- ----------
LWAS/DFA U.S. High Book to Market
 Portfolio.................................      --          --          6%       100%       100%
DFA Two-Year Fixed Income Portfolio........       4%         --         --        100%       100%
DFA Two-Year Government Portfolio..........     100%         --         --        100%       100%
LWAS/DFA International High Book to Market
 Portfolio.................................      --           4%       100%       100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103117-003A
 [LOGO]                                                              00202778

[LOGO]

Annual Report

YEAR ENDED: OCTOBER 31, 2017

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

EMERGING MARKETS PORTFOLIO II

[LOGO]

December 2017

Dear Fellow Shareholder,

On behalf of everyone at Dimensional, we thank you for trusting us with your investments. We recognize that the assets we manage for you play an important role in your future. And we are committed to enhancing shareholder value every day through the quality of our implementation.

Dimensional believes that an approach based on sensible and thoroughly vetted investment ideas leads to a consistent set of funds that can help you achieve your investment goals. Over the past 36 years, we have built upon a foundation of sensible investment ideas, which evolved through research and refinement. The goal has always been to find additional ways to enhance our funds while remaining consistent in our approach.

We believe these efforts have indeed helped people meet a wide range of goals and be long-term investors. We appreciate the opportunity to continue serving our shareholders.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                    PAGE
                                                                    ----
        LETTER TO SHAREHOLDERS
        DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................   1
        DIMENSIONAL INVESTMENT GROUP INC.
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   3
           Disclosure of Fund Expenses.............................   5
           Disclosure of Portfolio Holdings........................   6
           Schedule of Investments
               Emerging Markets Portfolio II.......................   7
           Statement of Assets and Liabilities.....................   8
           Statement of Operations.................................   9
           Statement of Changes in Net Assets......................  10
           Financial Highlights....................................  11
           Notes to Financial Statements...........................  12
           Report of Independent Registered Public Accounting Firm.  18
        THE DFA INVESTMENT TRUST COMPANY
           Performance Charts......................................  19
           Management's Discussion and Analysis....................  20
           Disclosure of Fund Expenses.............................  22
           Disclosure of Portfolio Holdings........................  23
           Summary Schedule of Portfolio Holdings
               The Emerging Markets Series.........................  24
           Statement of Assets and Liabilities.....................  28
           Statement of Operations.................................  29
           Statement of Changes in Net Assets......................  30
           Financial Highlights....................................  31
           Notes to Financial Statements...........................  32
           Report of Independent Registered Public Accounting Firm.  40
        FUND MANAGEMENT............................................  41
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES................  48
        NOTICE TO SHAREHOLDERS.....................................  49

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------

Investment Abbreviations
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

Investment Footnotes
+    See Note B to Financial Statements.
++   Securities that have generally been fair value factored. See Note B to Financial Statements.
**   Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issues of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from Securities on Loan.
(S)  Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                Emerging Markets              MSCI Emerging Markets
                  Portfolio II                Index (net dividends)
               ------------------             ---------------------
10/31/07              $10,000                        $10,000
11/30/07               $9,349                         $9,291
12/31/07               $9,310                         $9,324
 1/31/08               $8,498                         $8,160
 2/29/08               $8,771                         $8,762
 3/31/08               $8,498                         $8,299
 4/30/08               $9,104                         $8,972
 5/31/08               $9,155                         $9,139
 6/30/08               $8,215                         $8,227
 7/31/08               $8,107                         $7,917
 8/31/08               $7,625                         $7,284
 9/30/08               $6,565                         $6,010
10/31/08               $4,836                         $4,365
11/30/08               $4,398                         $4,036
12/31/08               $4,743                         $4,351
 1/31/09               $4,377                         $4,070
 2/28/09               $4,095                         $3,841
 3/31/09               $4,683                         $4,392
 4/30/09               $5,378                         $5,123
 5/31/09               $6,295                         $5,999
 6/30/09               $6,238                         $5,918
 7/31/09               $6,953                         $6,583
 8/31/09               $6,977                         $6,560
 9/30/09               $7,592                         $7,155
10/31/09               $7,434                         $7,164
11/30/09               $7,877                         $7,472
12/31/09               $8,159                         $7,767
 1/31/10               $7,718                         $7,334
 2/28/10               $7,810                         $7,360
 3/31/10               $8,461                         $7,954
 4/30/10               $8,512                         $8,050
 5/31/10               $7,721                         $7,342
 6/30/10               $7,731                         $7,288
 7/31/10               $8,413                         $7,895
 8/31/10               $8,217                         $7,742
 9/30/10               $9,152                         $8,602
10/31/10               $9,426                         $8,852
11/30/10               $9,214                         $8,618
12/31/10               $9,965                         $9,233
 1/31/11               $9,706                         $8,983
 2/28/11               $9,636                         $8,899
 3/31/11              $10,171                         $9,422
 4/30/11              $10,525                         $9,714
 5/31/11              $10,234                         $9,460
 6/30/11              $10,105                         $9,314
 7/31/11              $10,024                         $9,273
 8/31/11               $9,213                         $8,444
 9/30/11               $7,820                         $7,213
10/31/11               $8,796                         $8,168
11/30/11               $8,492                         $7,624
12/31/11               $8,244                         $7,532
 1/31/12               $9,127                         $8,386
 2/29/12               $9,620                         $8,889
 3/31/12               $9,368                         $8,592
 4/30/12               $9,202                         $8,489
 5/31/12               $8,208                         $7,537
 6/30/12               $8,615                         $7,828
 7/31/12               $8,684                         $7,981
 8/31/12               $8,741                         $7,954
 9/30/12               $9,227                         $8,434
10/31/12               $9,181                         $8,383
11/30/12               $9,299                         $8,490
12/31/12               $9,842                         $8,905
 1/31/13               $9,893                         $9,027
 2/28/13               $9,776                         $8,914
 3/31/13               $9,636                         $8,760
 4/30/13               $9,746                         $8,827
 5/31/13               $9,426                         $8,600
 6/30/13               $8,834                         $8,053
 7/31/13               $8,963                         $8,137
 8/31/13               $8,753                         $7,997
 9/30/13               $9,375                         $8,517
10/31/13               $9,805                         $8,931
11/30/13               $9,658                         $8,800
12/31/13               $9,555                         $8,673
 1/31/14               $8,893                         $8,110
 2/28/14               $9,214                         $8,378
 3/31/14               $9,539                         $8,636
 4/30/14               $9,592                         $8,664
 5/31/14               $9,917                         $8,967
 6/30/14              $10,193                         $9,205
 7/31/14              $10,314                         $9,383
 8/31/14              $10,636                         $9,595
 9/30/14               $9,853                         $8,883
10/31/14               $9,955                         $8,988
11/30/14               $9,857                         $8,893
12/31/14               $9,414                         $8,483
 1/31/15               $9,476                         $8,534
 2/28/15               $9,763                         $8,798
 3/31/15               $9,558                         $8,673
 4/30/15              $10,198                         $9,340
 5/31/15               $9,787                         $8,966
 6/30/15               $9,550                         $8,733
 7/31/15               $8,937                         $8,128
 8/31/15               $8,196                         $7,393
 9/30/15               $7,978                         $7,170
10/31/15               $8,460                         $7,682
11/30/15               $8,165                         $7,382
12/31/15               $7,944                         $7,218
 1/31/16               $7,611                         $6,750
 2/29/16               $7,563                         $6,738
 3/31/16               $8,562                         $7,630
 4/30/16               $8,614                         $7,672
 5/31/16               $8,277                         $7,385
 6/30/16               $8,714                         $7,681
 7/31/16               $9,163                         $8,067
 8/31/16               $9,272                         $8,268
 9/30/16               $9,392                         $8,374
10/31/16               $9,412                         $8,394
11/30/16               $8,923                         $8,008
12/31/16               $8,927                         $8,025
 1/31/17               $9,457                         $8,464
 2/28/17               $9,773                         $8,723
 3/31/17              $10,089                         $8,944
 4/30/17              $10,286                         $9,139
 5/31/17              $10,594                         $9,410
 6/30/17              $10,693                         $9,504
 7/31/17              $11,256                        $10,071
 8/31/17              $11,494                        $10,296
 9/30/17              $11,383                        $10,255
10/31/17              $11,769                        $10,614
                                                                       Past performance is not predictive of
                                                                       future performance.
                                                                       The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
         -------------------------------------------------------       MSCI data copyright MSCI 2017, all
                              25.04%      5.09%      1.64%             rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the USD-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

   Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
                  China....................    41.71%            41.06%
                  Korea....................    37.49%            40.42%

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

   Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For funds investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the funds' relative performance.

EMERGING MARKETS PORTFOLIO II

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 25.04% for the Portfolio and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on smaller market cap stocks within the large cap space detracted from performance relative to the benchmark (which is composed of mostly mid- and large-cap stocks), as smaller stocks within the large-cap universe generally underperformed other large caps for the period. At the country level, the Master Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Master Fund's lack of exposure to Qatar and the U.A.E. (both of which were included in the benchmark) contributed positively to relative performance, as those countries underperformed.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2017
    EXPENSE TABLE
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/17  10/31/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
    EMERGING MARKETS PORTFOLIO II**
    -------------------------------
    Actual Fund Return.............. $1,000.00 $1,144.20    0.34%    $1.84
    Hypothetical 5% Annual Return... $1,000.00 $1,023.49    0.34%    $1.73

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                         AFFILIATED INVESTMENT COMPANY
                                         -----------------------------
          Emerging Markets Portfolio II.             100.0%

                         EMERGING MARKETS PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                VALUE+
                                                              -----------
       AFFILIATED INVESTMENT COMPANY -- (100.0%)
       Investment in The Emerging Markets Series of
         The DFA Investment Trust Company.................... $83,286,802
                                                              -----------
          TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $83,286,802
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                                          EMERGING
                                                                                          MARKETS
                                                                                        PORTFOLIO II
                                                                                        ------------
ASSETS:
Investment in Affiliated Investment Company at Value................................... $     83,287
Fund Shares Sold.......................................................................           21
Prepaid Expenses and Other Assets......................................................           11
                                                                                        ------------
     Total Assets......................................................................       83,319
                                                                                        ------------
LIABILITIES:
Payables:
  Due to Advisor.......................................................................           11
Accrued Expenses and Other Liabilities.................................................            9
                                                                                        ------------
     Total Liabilities.................................................................           20
                                                                                        ------------
NET ASSETS............................................................................. $     83,299
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    2,907,888
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      28.65
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $      1,261
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          951
Accumulated Net Realized Gain (Loss)...................................................         (413)
Net Unrealized Foreign Exchange Gain (Loss)............................................            2
Net Unrealized Appreciation (Depreciation).............................................       81,498
                                                                                        ------------
NET ASSETS............................................................................. $     83,299
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                        EMERGING
                                                                                                        MARKETS
                                                                                                     PORTFOLIO II*#
                                                                                                     --------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $233)...............................................    $ 1,690
    Interest........................................................................................          1
    Income from Securities Lending..................................................................         59
    Expenses Allocated from Affiliated Investment Company...........................................       (112)
                                                                                                        -------
     Total Investment Income........................................................................      1,638
                                                                                                        -------
FUND EXPENSES
  Investment Management Fees........................................................................        191
  Accounting & Transfer Agent Fees..................................................................          4
  Filing Fees.......................................................................................         19
  Shareholders' Reports.............................................................................          4
  Directors'/Trustees' Fees & Expenses..............................................................          1
  Legal Fees........................................................................................          2
  Other.............................................................................................          1
                                                                                                        -------
     Total Expenses.................................................................................        222
                                                                                                        -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).        (76)
                                                                                                        -------
  Net Expenses......................................................................................        146
                                                                                                        -------
  NET INVESTMENT INCOME (LOSS)......................................................................      1,492
                                                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................      1,336
    Futures.........................................................................................        101
    Foreign Currency Transactions...................................................................         (4)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................     14,452
    Futures.........................................................................................       (248)
    Translation of Foreign Currency Denominated Amounts.............................................          1
                                                                                                        -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................     15,638
                                                                                                        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................................    $17,130
                                                                                                        =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                EMERGING MARKETS PORTFOLIO II
                                                                                ----------------------------
                                                                                  YEAR           YEAR
                                                                                 ENDED          ENDED
                                                                                OCT. 31,       OCT. 31,
                                                                                  2017           2016
                                                                                --------       --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................................. $  1,492       $  1,764
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................................................    1,336           (597)
    Futures....................................................................      101             97
    Foreign Currency Transactions..............................................       (4)            16
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................   14,452          6,761
    Futures....................................................................     (248)            (3)
    Translation of Foreign Currency Denominated Amounts........................        1              4
                                                                                  --------       --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   17,130          8,042
                                                                                  --------       --------
Distributions From:
  Net Investment Income........................................................   (1,837)        (2,525)
                                                                                  --------       --------
     Total Distributions.......................................................   (1,837)        (2,525)
                                                                                  --------       --------
Capital Share Transactions (1):
  Shares Issued................................................................   17,147         11,413
  Shares Issued in Lieu of Cash Distributions..................................    1,837          2,525
  Shares Redeemed..............................................................  (34,308)       (18,543)
                                                                                  --------       --------
     Net Increase (Decrease) from Capital Share Transactions...................  (15,324)        (4,605)
                                                                                  --------       --------
     Total Increase (Decrease) in Net Assets...................................      (31)           912
NET ASSETS
  Beginning of Year............................................................   83,330         82,418
                                                                                  --------       --------
  End of Year.................................................................. $ 83,299       $ 83,330
                                                                                  ========       ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................................................      689            541
  Shares Issued in Lieu of Cash Distributions..................................       84            127
  Shares Redeemed..............................................................   (1,417)          (896)
                                                                                  --------       --------
     Net Increase (Decrease) from Shares Issued and Redeemed...................     (644)          (228)
                                                                                  ========       ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................................................... $    951       $  1,261

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                              --------
                                                                                                YEAR
                                                                                               ENDED
                                                                                              OCT. 31,
                                                                                                2017
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................................................... $ 23.46
                                                                                              -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................................................    0.49
  Net Gains (Losses) on Securities (Realized and Unrealized).................................    5.22
                                                                                              -------
   Total from Investment Operations..........................................................    5.71
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................................................   (0.52)
                                                                                              -------
   Total Distributions.......................................................................   (0.52)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................................. $ 28.65
============================================================================================= ========
Total Return.................................................................................   25.04%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................................................... $83,299
Ratio of Expenses to Average Net Assets (B)..................................................    0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/
 or Previously Waived Fees Recovered by Advisor) (B).........................................    0.44%
Ratio of Net Investment Income to Average Net Assets (B).....................................    1.95%
-------------------------------------------------------------------------------------------------------

                                                                                               EMERGING MARKETS PORTFOLIO II
                                                                                              --------------------------------------
                                                                                                YEAR     YEAR      YEAR      YEAR
                                                                                               ENDED    ENDED     ENDED     ENDED
                                                                                              OCT. 31, OCT. 31,  OCT. 31,  OCT. 31,
                                                                                                2016     2015      2014      2013
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................................................... $ 21.80  $ 26.34   $  26.65  $  25.49
                                                                                              -------  -------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................................................    0.48     0.53       0.59      0.56
  Net Gains (Losses) on Securities (Realized and Unrealized).................................    1.85    (4.45)     (0.22)     1.16
                                                                                              -------  -------   --------  --------
   Total from Investment Operations..........................................................    2.33    (3.92)      0.37      1.72
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................................................   (0.67)   (0.62)     (0.68)    (0.56)
                                                                                              -------  -------   --------  --------
   Total Distributions.......................................................................   (0.67)   (0.62)     (0.68)    (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................................. $ 23.46  $ 21.80   $  26.34  $  26.65
============================================================================================= ======== ========  ========  ========
Total Return.................................................................................   11.26%  (15.02)%     1.53%     6.80%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................................................... $83,330  $82,418   $104,987  $112,140
Ratio of Expenses to Average Net Assets (B)..................................................    0.34%    0.34%      0.34%     0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/
 or Previously Waived Fees Recovered by Advisor) (B).........................................    0.44%    0.36%      0.34%     0.35%
Ratio of Net Investment Income to Average Net Assets (B).....................................    2.25%    2.18%      2.29%     2.17%
------------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, one of which, Emerging Markets Portfolio II (the "Portfolio"), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio primarily invests its assets in The Emerging Markets Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2017, the Portfolio owned 1% of its Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio;

Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the year ended October 31, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate 0.25% of average daily net assets for the Portfolio II. Waived fees/expenses assumed during the year ended October 31, 2017 are reflected below (amounts in thousands).

                                                              PREVIOUSLY       NET WAIVED FEES/
                                              RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                               LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES       AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------     ---------- ---------------- ----------------- ---------------------
Emerging Markets Portfolio II.    0.25%          --               --                  $76

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                       Emerging Markets Portfolio II. $7

E. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    INCREASE       INCREASE
                                                   (DECREASE)     (DECREASE)
                                    INCREASE     UNDISTRIBUTED   ACCUMULATED
                                   (DECREASE)    NET INVESTMENT  NET REALIZED
                                 PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                 --------------- -------------- --------------
  Emerging Markets Portfolio II.       --             $35            $(35)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                NET INVESTMENT
                                  INCOME AND
                                  SHORT-TERM     LONG-TERM   TAX EXEMPT
                                CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                -------------- ------------- ---------- ------
 Emerging Markets Portfolio II
 2016..........................     $2,525          --           --     $2,525
 2017..........................      1,837          --           --      1,837

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                               UNDISTRIBUTED                                               TOTAL NET
                               NET INVESTMENT                                            DISTRIBUTABLE
                                 INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                 SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                               CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                               -------------- ------------- ------------- -------------- -------------
Emerging Markets Portfolio II.     $1,590          --           $(386)       $80,845        $82,049

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Emerging Markets Portfolio II had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                UNLIMITED TOTAL
                                                --------- -----
                 Emerging Markets Portfolio II.   $386    $386

   During the year ended October 31, 2017, the Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                     Emerging Markets Portfolio II. $1,393

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                       NET
                                                                    UNREALIZED
                               FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                               TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                               -------- ------------ ------------ --------------
Emerging Markets Portfolio II.  $2,442    $80,845         --         $80,845

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2017:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity Contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                            REALIZED GAIN (LOSS) ON
                                                  DERIVATIVES
                                            -----------------------------
                                                            EQUITY
                                            TOTAL       CONTRACTS*(1)
                                            -----      ----------------
             Emerging Markets Portfolio II. $ 101           $ 101

                                             CHANGE IN UNREALIZED
                                            APPRECIATION (DEPRECIATION) ON
                                                  DERIVATIVES
                                            -----------------------------
                                            TOTAL      EQUITY CONTRACTS
                                            -----      ----------------
             Emerging Markets Portfolio II. $(248)          $(248)

* As of October 31, 2017, there were no futures contracts outstanding. During the year ended October 31, 2017, the Portfolio had limited activity in futures contracts.
(1)The amount listed reflects allocated derivatives activity from the Master
   Fund.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2017.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

J. OTHER:

   At October 31, 2017, one shareholder held 100% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of Emerging Markets Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                The Emerging Markets Series    MSCI Emerging Markets Index
                                                    (net dividends)
               -----------------------------   ---------------------------
10/31/07                  $10,000                        $10,000
11/30/07                   $9,348                         $9,291
12/31/07                   $9,315                         $9,324
 1/31/08                   $8,504                         $8,160
 2/29/08                   $8,776                         $8,762
 3/31/08                   $8,504                         $8,299
 4/30/08                   $9,113                         $8,972
 5/31/08                   $9,167                         $9,139
 6/30/08                   $8,227                         $8,227
 7/31/08                   $8,120                         $7,917
 8/31/08                   $7,638                         $7,284
 9/30/08                   $6,577                         $6,010
10/31/08                   $4,845                         $4,365
11/30/08                   $4,407                         $4,036
12/31/08                   $4,752                         $4,351
 1/31/09                   $4,388                         $4,070
 2/28/09                   $4,104                         $3,841
 3/31/09                   $4,697                         $4,392
 4/30/09                   $5,394                         $5,123
 5/31/09                   $6,314                         $5,999
 6/30/09                   $6,260                         $5,918
 7/31/09                   $6,978                         $6,583
 8/31/09                   $7,003                         $6,560
 9/30/09                   $7,622                         $7,155
10/31/09                   $7,463                         $7,164
11/30/09                   $7,910                         $7,472
12/31/09                   $8,196                         $7,767
 1/31/10                   $7,749                         $7,334
 2/28/10                   $7,844                         $7,360
 3/31/10                   $8,502                         $7,954
 4/30/10                   $8,554                         $8,050
 5/31/10                   $7,760                         $7,342
 6/30/10                   $7,772                         $7,288
 7/31/10                   $8,457                         $7,895
 8/31/10                   $8,262                         $7,742
 9/30/10                   $9,202                         $8,602
10/31/10                   $9,482                         $8,852
11/30/10                   $9,270                         $8,618
12/31/10                  $10,025                         $9,233
 1/31/11                   $9,765                         $8,983
 2/28/11                   $9,698                         $8,899
 3/31/11                  $10,239                         $9,422
 4/30/11                  $10,597                         $9,714
 5/31/11                  $10,304                         $9,460
 6/30/11                  $10,183                         $9,314
 7/31/11                  $10,105                         $9,273
 8/31/11                   $9,288                         $8,444
 9/30/11                   $7,883                         $7,213
10/31/11                   $8,871                         $8,168
11/30/11                   $8,564                         $7,624
12/31/11                   $8,315                         $7,532
 1/31/12                   $9,206                         $8,386
 2/29/12                   $9,706                         $8,889
 3/31/12                   $9,455                         $8,592
 4/30/12                   $9,286                         $8,489
 5/31/12                   $8,286                         $7,537
 6/30/12                   $8,698                         $7,828
 7/31/12                   $8,768                         $7,981
 8/31/12                   $8,827                         $7,954
 9/30/12                   $9,321                         $8,434
10/31/12                   $9,274                         $8,383
11/30/12                   $9,395                         $8,490
12/31/12                   $9,947                         $8,905
 1/31/13                   $9,998                         $9,027
 2/28/13                   $9,883                         $8,914
 3/31/13                   $9,743                         $8,760
 4/30/13                   $9,854                         $8,827
 5/31/13                   $9,535                         $8,600
 6/30/13                   $8,936                         $8,053
 7/31/13                   $9,068                         $8,137
 8/31/13                   $8,856                         $7,997
 9/30/13                   $9,488                         $8,517
10/31/13                   $9,922                         $8,931
11/30/13                   $9,774                         $8,800
12/31/13                   $9,675                         $8,673
 1/31/14                   $9,004                         $8,110
 2/28/14                   $9,331                         $8,378
 3/31/14                   $9,661                         $8,636
 4/30/14                   $9,718                         $8,664
 5/31/14                  $10,049                         $8,967
 6/30/14                  $10,329                         $9,205
 7/31/14                  $10,453                         $9,383
 8/31/14                  $10,780                         $9,595
 9/30/14                   $9,988                         $8,883
10/31/14                  $10,095                         $8,988
11/30/14                   $9,998                         $8,893
12/31/14                   $9,547                         $8,483
 1/31/15                   $9,611                         $8,534
 2/28/15                   $9,905                         $8,798
 3/31/15                   $9,700                         $8,673
 4/30/15                  $10,350                         $9,340
 5/31/15                   $9,934                         $8,966
 6/30/15                   $9,696                         $8,733
 7/31/15                   $9,074                         $8,128
 8/31/15                   $8,325                         $7,393
 9/30/15                   $8,103                         $7,170
10/31/15                   $8,595                         $7,682
11/30/15                   $8,297                         $7,382
12/31/15                   $8,070                         $7,218
 1/31/16                   $7,733                         $6,750
 2/29/16                   $7,686                         $6,738
 3/31/16                   $8,704                         $7,630
 4/30/16                   $8,757                         $7,672
 5/31/16                   $8,418                         $7,385
 6/30/16                   $8,862                         $7,681
 7/31/16                   $9,319                         $8,067
 8/31/16                   $9,432                         $8,268
 9/30/16                   $9,558                         $8,374
10/31/16                   $9,578                         $8,394
11/30/16                   $9,082                         $8,008
12/31/16                   $9,087                         $8,025
 1/31/17                   $9,630                         $8,464
 2/28/17                   $9,955                         $8,723
 3/31/17                  $10,276                         $8,944
 4/30/17                  $10,477                         $9,139
 5/31/17                  $10,792                         $9,410
 6/30/17                  $10,895                         $9,504
 7/31/17                  $11,471                        $10,071
 8/31/17                  $11,714                        $10,296
 9/30/17                  $11,603                        $10,255
10/31/17                  $11,998                        $10,614              Past performance is not predictive of
                                                                              future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                 25.26%       5.29%       1.84%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the USD-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

   Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
                  China....................    41.71%            41.06%
                  Korea....................    37.49%            40.42%

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

   Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For funds investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the funds' relative performance.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 25.26% for the Series and 26.45% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on smaller market cap stocks within the large cap space detracted from performance relative to the benchmark (which is composed of mostly mid- and large-cap stocks), as smaller stocks generally underperformed large caps for the period. At the country level, the Series' lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Series' lack of exposure to Qatar and the UAE (both of which were included in the benchmark) contributed positively to relative performance, as those countries underperformed.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          SIX MONTHS ENDED OCTOBER 31, 2017
     EXPENSE TABLES
                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/17  10/31/17    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     THE EMERGING MARKETS SERIES
     ---------------------------
     Actual Fund Return............ $1,000.00 $1,144.90    0.15%    $0.81
     Hypothetical 5% Annual Return. $1,000.00 $1,024.45    0.15%    $0.77

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                          THE EMERGING MARKETS SERIES
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   7.4%
              Energy.......................................   6.7%
              Financials...................................  22.1%
              Health Care..................................   2.3%
              Industrials..................................   6.8%
              Information Technology.......................  25.8%
              Materials....................................   9.6%
              Real Estate..................................   2.1%
              Telecommunication Services...................   4.8%
              Utilities....................................   2.8%
                                                            -----
                                                            100.0%

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                             PERCENTAGE
                                                           SHARES           VALUE++        OF NET ASSETS**
                                                           ------           -------        ---------------
COMMON STOCKS -- (94.6%)
BRAZIL -- (4.7%)
    Ambev SA ADR........................................   5,984,451    $    37,881,575               0.6%
    Vale SA.............................................   3,249,364         31,884,747               0.5%
    Other Securities....................................                    248,614,139               3.6%
                                                                        ---------------           --------
TOTAL BRAZIL............................................                    318,380,461               4.7%
                                                                        ---------------           --------

CHILE -- (1.4%)
    Other Securities....................................                     98,260,753               1.5%
                                                                        ---------------           --------

CHINA -- (17.3%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........     649,851        120,150,951               1.8%
*   Baidu, Inc. Sponsored ADR...........................     125,340         30,575,440               0.5%
    Bank of China, Ltd. Class H.........................  47,544,181         23,760,810               0.4%
    China Construction Bank Corp. Class H...............  62,246,590         55,630,710               0.8%
#*  China Evergrande Group..............................   4,670,000         18,013,843               0.3%
#   China Mobile, Ltd. Sponsored ADR....................     918,178         46,322,080               0.7%
    China Overseas Land & Investment, Ltd...............   5,600,000         18,183,289               0.3%
    Industrial & Commercial Bank of China, Ltd. Class H.  56,271,185         44,773,013               0.7%
    NetEase, Inc. ADR...................................      73,351         20,679,114               0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..   4,622,500         40,622,247               0.6%
    Tencent Holdings, Ltd...............................   4,551,400        204,563,081               3.0%
    Other Securities....................................                    558,976,798               8.2%
                                                                        ---------------           --------
TOTAL CHINA.............................................                  1,182,251,376              17.6%
                                                                        ---------------           --------

COLOMBIA -- (0.4%)
    Other Securities....................................                     25,767,212               0.4%
                                                                        ---------------           --------

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                     13,518,733               0.2%
                                                                        ---------------           --------

EGYPT -- (0.1%)
    Other Securities....................................                      7,144,752               0.1%
                                                                        ---------------           --------

GREECE -- (0.2%)
    Other Securities....................................                     15,325,110               0.2%
                                                                        ---------------           --------

HUNGARY -- (0.5%)
    Other Securities....................................                     32,247,803               0.5%
                                                                        ---------------           --------

INDIA -- (11.8%)
    HDFC Bank, Ltd......................................   1,441,144         40,301,596               0.6%
    Hindustan Unilever, Ltd.............................   1,148,145         21,969,730               0.3%
    Housing Development Finance Corp., Ltd..............   1,501,415         39,446,931               0.6%
    Infosys, Ltd........................................   1,886,232         26,860,653               0.4%
    ITC, Ltd............................................   4,896,443         20,115,143               0.3%
    Reliance Industries, Ltd............................   3,083,335         44,979,899               0.7%
    Tata Consultancy Services, Ltd......................     702,461         28,417,240               0.4%
    Vedanta, Ltd........................................   3,450,645         17,722,576               0.3%
    Other Securities....................................                    567,116,279               8.4%
                                                                        ---------------           --------
TOTAL INDIA.............................................                    806,930,047              12.0%
                                                                        ---------------           --------

INDONESIA -- (2.6%)
    Bank Central Asia Tbk PT............................  13,354,500         20,571,814               0.3%
    Other Securities....................................                    156,958,031               2.3%
                                                                        ---------------           --------
TOTAL INDONESIA.........................................                    177,529,845               2.6%
                                                                        ---------------           --------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                              SHARES           VALUE++        OF NET ASSETS**
                                                              ------           -------        ---------------

MALAYSIA -- (2.7%)
    Other Securities.......................................                $   184,723,116               2.8%
                                                                           ---------------           --------

MEXICO -- (4.0%)
    America Movil S.A.B. de C.V. Series L..................  48,207,854         41,565,106               0.6%
#   Grupo Mexico S.A.B. de C.V. Series B...................   6,360,255         20,684,700               0.3%
    Other Securities.......................................                    209,133,974               3.1%
                                                                           ---------------           --------
TOTAL MEXICO...............................................                    271,383,780               4.0%
                                                                           ---------------           --------

PERU -- (0.3%)
    Other Securities.......................................                     19,090,586               0.3%
                                                                           ---------------           --------

PHILIPPINES -- (1.3%)
    Other Securities.......................................                     89,567,005               1.3%
                                                                           ---------------           --------

POLAND -- (1.8%)
    Polski Koncern Naftowy Orlen SA........................     649,675         22,978,685               0.3%
    Other Securities.......................................                    103,346,844               1.6%
                                                                           ---------------           --------
TOTAL POLAND...............................................                    126,325,529               1.9%
                                                                           ---------------           --------

RUSSIA -- (1.6%)
    Sberbank of Russia PJSC Sponsored ADR..................   1,818,206         26,095,273               0.4%
    Other Securities.......................................                     81,085,956               1.2%
                                                                           ---------------           --------
TOTAL RUSSIA...............................................                    107,181,229               1.6%
                                                                           ---------------           --------

SOUTH AFRICA -- (7.1%)
    MTN Group, Ltd.........................................   3,775,818         32,785,832               0.5%
    Naspers, Ltd. Class N..................................     407,281         99,226,886               1.5%
    Sasol, Ltd. Sponsored ADR..............................     777,405         22,630,260               0.3%
    Standard Bank Group, Ltd...............................   2,023,352         23,495,927               0.4%
    Other Securities.......................................                    305,387,361               4.5%
                                                                           ---------------           --------
TOTAL SOUTH AFRICA.........................................                    483,526,266               7.2%
                                                                           ---------------           --------

SOUTH KOREA -- (17.6%)
    Hana Financial Group, Inc..............................     584,969         25,035,987               0.4%
    Hyundai Mobis Co., Ltd.................................      74,326         17,686,287               0.3%
    Hyundai Motor Co.......................................     181,576         26,122,725               0.4%
    KB Financial Group, Inc................................     382,135         19,979,647               0.3%
    Kia Motors Corp........................................     609,598         19,295,378               0.3%
    NAVER Corp.............................................      37,790         30,204,488               0.5%
    POSCO..................................................      72,961         21,267,067               0.3%
    Samsung Electronics Co., Ltd...........................     102,618        252,964,114               3.8%
    Samsung Electronics Co., Ltd. GDR......................      52,509         64,740,101               1.0%
    Shinhan Financial Group Co., Ltd.......................     490,366         22,026,353               0.3%
    SK Hynix, Inc..........................................     821,484         60,570,209               0.9%
    Other Securities.......................................                    643,455,294               9.4%
                                                                           ---------------           --------
TOTAL SOUTH KOREA..........................................                  1,203,347,650              17.9%
                                                                           ---------------           --------

TAIWAN -- (15.1%)
    Advanced Semiconductor Engineering, Inc................  14,704,564         17,777,425               0.3%
    Hon Hai Precision Industry Co., Ltd....................  17,961,653         66,762,435               1.0%
    Largan Precision Co., Ltd..............................     133,860         25,374,450               0.4%
    Taiwan Semiconductor Manufacturing Co., Ltd............  25,317,808        204,676,736               3.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   1,982,786         83,931,331               1.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                          SHARES           VALUE++        OF NET ASSETS**
                                          ------           -------        ---------------

TAIWAN -- (Continued)
#      United Microelectronics Corp....  39,656,000    $    20,466,664               0.3%
       Other Securities................                    610,822,017               8.9%
                                                       ---------------           --------
TOTAL TAIWAN...........................                  1,029,811,058              15.3%
                                                       ---------------           --------

THAILAND -- (2.6%)
       PTT PCL.........................   1,643,400         20,777,483               0.3%
       Other Securities................                    160,175,545               2.4%
                                                       ---------------           --------
TOTAL THAILAND.........................                    180,953,028               2.7%
                                                       ---------------           --------

TURKEY -- (1.3%)
       Other Securities................                     91,224,396               1.4%
                                                       ---------------           --------
TOTAL COMMON STOCKS....................                  6,464,489,735              96.2%
                                                       ---------------           --------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
       Banco Bradesco SA...............   2,738,905         29,035,926               0.4%
       Itau Unibanco Holding SA........   4,804,227         61,754,576               0.9%
       Other Securities................                     65,733,433               1.0%
                                                       ---------------           --------
TOTAL BRAZIL...........................                    156,523,935               2.3%
                                                       ---------------           --------

CHILE -- (0.0%)
       Other Securities................                        715,129               0.0%
                                                       ---------------           --------

COLOMBIA -- (0.1%)
       Other Securities................                      5,885,683               0.1%
                                                       ---------------           --------
TOTAL PREFERRED STOCKS.................                    163,124,747               2.4%
                                                       ---------------           --------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................                         10,028               0.0%
                                                       ---------------           --------

MALAYSIA -- (0.0%)
       Other Securities................                         52,355               0.0%
                                                       ---------------           --------

SOUTH KOREA -- (0.0%)
       Other Securities................                         93,963               0.0%
                                                       ---------------           --------

TAIWAN -- (0.0%)
       Other Securities................                         75,776               0.0%
                                                       ---------------           --------
TOTAL RIGHTS/WARRANTS..................                        232,122               0.0%
                                                       ---------------           --------
TOTAL INVESTMENT SECURITIES............                  6,627,846,604
                                                       ---------------

SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@   DFA Short Term Investment Fund..  17,515,266        202,669,148               3.0%
                                                       ---------------           --------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,566,935,653)..............                  $ 6,830,515,752             101.6%
                                                       ===============           ========

THE EMERGING MARKETS SERIES
CONTINUED


At October 31, 2017, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).    650     12/15/17  $35,955,789 $36,536,500    $580,711
S&P 500 Emini Index(R).........    210     12/15/17   26,931,354  27,013,350      81,996
                                                     ----------- -----------    --------
TOTAL FUTURES CONTRACTS........                      $62,887,143 $63,549,850    $662,707
                                                     =========== ===========    ========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  318,380,461             --   --    $  318,380,461
  Chile.......................     50,271,128 $   47,989,625   --        98,260,753
  China.......................    328,382,382    853,868,994   --     1,182,251,376
  Colombia....................     25,767,212             --   --        25,767,212
  Czech Republic..............             --     13,518,733   --        13,518,733
  Egypt.......................        713,024      6,431,728   --         7,144,752
  Greece......................             --     15,325,110   --        15,325,110
  Hungary.....................             --     32,247,803   --        32,247,803
  India.......................     30,846,816    776,083,231   --       806,930,047
  Indonesia...................      5,910,911    171,618,934   --       177,529,845
  Malaysia....................             --    184,723,116   --       184,723,116
  Mexico......................    271,383,780             --   --       271,383,780
  Peru........................     19,090,586             --   --        19,090,586
  Philippines.................      1,951,565     87,615,440   --        89,567,005
  Poland......................             --    126,325,529   --       126,325,529
  Russia......................     10,166,767     97,014,462   --       107,181,229
  South Africa................     51,161,864    432,364,402   --       483,526,266
  South Korea.................     32,069,959  1,171,277,691   --     1,203,347,650
  Taiwan......................     94,853,278    934,957,780   --     1,029,811,058
  Thailand....................    180,953,028             --   --       180,953,028
  Turkey......................        693,339     90,531,057   --        91,224,396
Preferred Stocks
  Brazil......................    156,523,935             --   --       156,523,935
  Chile.......................             --        715,129   --           715,129
  Colombia....................      5,885,683             --   --         5,885,683
Rights/Warrants
  Brazil......................             --         10,028   --            10,028
  Malaysia....................             --         52,355   --            52,355
  South Korea.................             --         93,963   --            93,963
  Taiwan......................             --         75,776   --            75,776
Securities Lending Collateral.             --    202,669,148   --       202,669,148
Futures Contracts**...........        662,707             --   --           662,707
                               -------------- --------------   --    --------------
TOTAL......................... $1,585,668,425 $5,245,510,034   --    $6,831,178,459
                               ============== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                 THE EMERGING
                                                                                                MARKETS SERIES*
                                                                                                ---------------
ASSETS:
Investments at Value (including $281,971 of securities on loan, respectively)..................   $6,627,847
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $202,665).      202,669
Segregated Cash for Futures Contracts..........................................................        2,310
Foreign Currencies at Value....................................................................       21,834
Cash...........................................................................................       67,755
Receivables:
  Investment Securities Sold...................................................................          907
  Dividends, Interest and Tax Reclaims.........................................................        4,294
  Securities Lending Income....................................................................          396
  Futures Margin Variation.....................................................................          361
                                                                                                  ----------
     Total Assets..............................................................................    6,928,373
                                                                                                  ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................      202,666
  Investment Securities Purchased..............................................................        1,466
  Due to Advisor...............................................................................          562
Accrued Expenses and Other Liabilities.........................................................          472
                                                                                                  ----------
     Total Liabilities.........................................................................      205,166
                                                                                                  ----------
NET ASSETS.....................................................................................   $6,723,207
                                                                                                  ==========
Investments at Cost............................................................................   $4,364,270
                                                                                                  ==========
Foreign Currencies at Cost.....................................................................   $   21,926
                                                                                                  ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                  THE EMERGING
                                                                    MARKETS
                                                                    SERIES#
                                                                  ------------
 INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $18,315)..........  $  132,530
   Income from Securities Lending................................       4,405
                                                                   ----------
      Total Investment Income....................................     136,935
                                                                   ----------
 EXPENSES
   Investment Management Fees....................................       5,755
   Accounting & Transfer Agent Fees..............................         266
   Custodian Fees................................................       2,249
   Directors'/Trustees' Fees & Expenses..........................          54
   Professional Fees.............................................         174
   Other.........................................................         181
                                                                   ----------
      Total Expenses.............................................       8,679
                                                                   ----------
   Fees Paid Indirectly (Note C).................................        (246)
                                                                   ----------
   Net Expenses..................................................       8,433
                                                                   ----------
   NET INVESTMENT INCOME (LOSS)..................................     128,502
                                                                   ----------
 REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
     Investment Securities Sold**................................      (7,795)
     Affiliated Investment Companies Shares Sold.................          (8)
     Futures.....................................................       8,355
     Foreign Currency Transactions...............................         (35)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency..................   1,213,036
     Affiliated Investment Companies Shares......................         (19)
     Futures.....................................................         929
     Translation of Foreign Currency Denominated Amounts.........         (69)
                                                                   ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................   1,214,394
                                                                   ----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.  $1,342,896
                                                                   ==========

----------
**Net of foreign capital gain taxes withheld of $0.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         THE EMERGING MARKETS SERIES
-                                                                        --------------------------
                                                                            YEAR          YEAR
                                                                           ENDED         ENDED
                                                                          OCT. 31,      OCT. 31,
                                                                            2017          2016
-                                                                         ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $  128,502    $  110,781
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................     (7,795)     (106,229)
    Affiliated Investment Companies Shares Sold.........................         (8)           --
    Futures.............................................................      8,355         5,752
    Foreign Currency Transactions.......................................        (35)          975
    Forward Currency Contracts..........................................         --            (4)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................  1,213,036       512,891
    Affiliated Investment Companies Shares..............................        (19)           --
    Futures.............................................................        929          (266)
    Translation of Foreign Currency Denominated Amounts.................        (69)          207
                                                                          ----------    ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....  1,342,896       524,107
                                                                          ----------    ----------
Transactions in Interest:
  Contributions.........................................................    738,457       471,019
  Withdrawals...........................................................   (355,877)     (400,950)
                                                                          ----------    ----------
     Net Increase (Decrease) from Transactions in Interest..............    382,580        70,069
                                                                          ----------    ----------
     Total Increase (Decrease) in Net Assets............................  1,725,476       594,176
NET ASSETS
  Beginning of Year.....................................................  4,997,731     4,403,555
                                                                          ----------    ----------
  End of Year........................................................... $6,723,207    $4,997,731
                                                                          ==========    ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                                          THE EMERGING MARKETS SERIES
                                                                          ------------------------------------------------
                                                                             YEAR        YEAR         YEAR        YEAR
                                                                            ENDED       ENDED        ENDED       ENDED
                                                                           OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                             2017        2016         2015        2014
---------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      25.26%      11.44%     (14.86)%       1.74%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets..................................       0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets.....................       2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate..................................................          8%          5%          9%           5%
---------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................       6.99%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $3,766,160
Ratio of Expenses to Average Net Assets..................................       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.16%
Ratio of Net Investment Income to Average Net Assets.....................       2.38%
Portfolio Turnover Rate..................................................          4%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Emerging Markets Series (the "Series"), is presented in this report. The remaining portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series does not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the

Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2017, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for The Emerging Markets Series.

EARNED INCOME CREDIT:

   In addition, the Series has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of its custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                 FEES PAID
                                                 INDIRECTLY
                                                 ----------
                    The Emerging Markets Series.    $246

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2017, the total related amounts paid by the Trust to the CCO were $85 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                       The Emerging Markets Series. $158

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                             PURCHASES  SALES
                                             --------- --------
                The Emerging Markets Series. $950,150  $468,047

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                  NET REALIZED                                        DIVIDEND   CAPITAL GAIN
                                                  GAIN/(LOSS)    CHANGE IN                           INCOME FROM DISTRIBUTIONS
                                                  ON SALES OF   UNREALIZED                           AFFILIATED      FROM
                  BALANCE AT PURCHASES  PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT   AFFILIATED
                   10/31/16   AT COST  FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES   INVESTMENT
                  ---------- --------- ---------- ------------ ------------- ---------- ------------ ----------- -------------
THE EMERGING MARKETS SERIES
DFA Short Term
 Investment Fund.  $143,647  $885,441   $826,392      $(8)         $(19)      $202,669     17,515      $1,743         --
                   --------  --------   --------      ---          ----       --------     ------      ------         --
TOTAL              $143,647  $885,441   $826,392      $(8)         $(19)      $202,669     17,515      $1,743         --
                   ========  ========   ========      ===          ====       ========     ======      ======         ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                       NET
                                                                    UNREALIZED
                              FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                              TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                             ---------- ------------ ------------ --------------
The Emerging Markets Series. $4,629,823  $2,541,436   $(277,193)    $2,264,243

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                   FUTURES
                                                   -------
                      The Emerging Markets Series. $44,417

   The following is a summary of the location of derivatives on the Series' Statement of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                           ASSET DERIVATIVES VALUE
                                         ---------------------------
                                           TOTAL VALUE
                                                AT          EQUITY
                                         OCTOBER 31, 2017 CONTRACTS*
                                         ---------------- ----------
            The Emerging Markets Series.       $663          $663

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statement of Operations categorized by primary risk exposure for the year ended October 31, 2017:

DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------   --------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2017 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                DERIVATIVES
                                              -----------------------
                                                                 EQUITY
                                              TOTAL             CONTRACTS
                                                ------          ---------
                 The Emerging Markets Series. $8,355             $8,355

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                DERIVATIVES
                                              -----------------------
                                                                 EQUITY
                                              TOTAL             CONTRACTS
                                                ------          ---------
                 The Emerging Markets Series. $  929             $  929

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                             ------------- ------------ ------------ -------- ---------------
The Emerging Markets Series.     1.77%        $6,211         9          3         $15,381

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2017.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

       PORTFOLIO                    PURCHASES SALES  REALIZED GAIN (LOSS)
       ---------                    --------- ------ --------------------
       The Emerging Markets Series.  $7,463   $2,540         $241

J. SECURITIES LENDING:

   As of October 31, 2017, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The Emerging Markets Series received non-cash collateral consisting of short and/or long term U.S. Treasury and U.S. government agency securities with a market value of $106,638 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              AS OF OCTOBER 31, 2017
                             ---------------------------------------------------------
                             OVERNIGHT AND            BETWEEN
                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                             ------------- -------- ------------ -------- ------------
THE EMERGING MARKETS SERIES
Common Stocks............... $202,669,148     --         --         --    $202,669,148

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The Emerging Markets Series

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

                                                                                                               OTHER
                                       TERM OF                                         PORTFOLIOS WITHIN  DIRECTORSHIPS OF
   NAME, ADDRESS                     OFFICE/1/ AND                                       THE DFA FUND     PUBLIC COMPANIES
       AND                            LENGTH OF        PRINCIPAL OCCUPATION DURING        COMPLEX/2/        HELD DURING
   YEAR OF BIRTH        POSITION       SERVICE                PAST 5 YEARS                 OVERSEEN        PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
George M.            Director of     DFAIDG- Since  Leo Melamed Professor of           126 portfolios in       None
Constantinides       DFAIDG and      1983           Finance, University of Chicago     4 investment
University of        DIG Trustee of  DIG- Since     Booth School of Business (since    companies
Chicago Booth        DFAITC and      1993           1978).
School of Business   DEM             DFAITC- Since
5807 S. Woodlawn                     1992
Avenue                               DEM- Since
Chicago, IL 60637                    1993
1947
---------------------------------------------------------------------------------------------------------------------------
Douglas W.           Director of     DFAIDG- Since  Merton H. Miller Distinguished     126 portfolios in       None
Diamond              DFAIDG and      June 2017      Service Professor of Finance,      4 investment
University of        DIG Trustee of  DIG- Since     University of Chicago Booth        companies
Chicago Booth        DFAITC and      June 2017      School of Business (since
School of Business   DEM             DFAITC- Since  1988). Visiting Scholar, Federal
5807 S. Woodlawn                     June 2017      Reserve Bank of Richmond
Avenue                               DEM- Since     (since 1990). Formerly, Fischer
Chicago, IL 60637                    June 2017      Black Visiting Professor of
1953                                                Financial Economics, Alfred P.
                                                    Sloan School of
                                                    Management, Massachusetts
                                                    Institute of Technology (2015 to
                                                    2016).
---------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson    Director of     DFAIDG- Since  Professor in Practice Emeritus of  126 portfolios in       None
Yale School of       DFAIDG and      1981           Finance, Yale School of            4 investment
Management           DIG             DIG- Since     Management (since 1984).           companies
P.O. Box 208200      Trustee of      1993           Chairman, CIO and Partner,
New Haven, CT        DFAITC and      DFAITC- Since  Zebra Capital Management, LLC
06520-8200           DEM             1992           (hedge fund and asset manager)
1943                                 DEM- Since     (since 2001). Formerly,
                                     1993           Consultant to Morningstar, Inc.
                                                    (2006-2016).
---------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear     Director of     DFAIDG- Since  Distinguished Visiting Fellow,     126 portfolios in       None
Stanford University  DFAIDG and      2010           Becker Friedman Institute for      4 investment
Graduate School of   DIG             DIG- Since     Research in Economics,             companies
Business             Trustee of      2010           University of Chicago (since
Knight Management    DFAITC and      DFAITC- Since  2015). Morris Arnold Cox Senior
Center, E346         DEM             2010           Fellow, Hoover Institution (since
Stanford, CA 94305                   DEM- Since     2002). Jack Steele Parker
1948                                 2010           Professor of Human Resources
                                                    Management and Economics,
                                                    Graduate School of Business,
                                                    Stanford University (since 1995).
                                                    Cornerstone Research (expert
                                                    testimony and economic and
                                                    financial analysis) (since 2009).

                                                                                                              OTHER
                                   TERM OF                                         PORTFOLIOS WITHIN    DIRECTORSHIPS OF
  NAME, ADDRESS                  OFFICE/1/ AND                                       THE DFA FUND       PUBLIC COMPANIES
       AND                        LENGTH OF        PRINCIPAL OCCUPATION DURING        COMPLEX/2/           HELD DURING
  YEAR OF BIRTH      POSITION      SERVICE                PAST 5 YEARS                 OVERSEEN           PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes    Director of  DFAIDG- Since  Chief Investment Strategist,       126 portfolios in  Formerly, Adviser,
c/o Dimensional     DFAIDG and   1981           Janus Henderson Investors          4 investment       Kuapay, Inc.
Fund Advisors LP    DIG          DIG- Since     (since 2014). Frank E. Buck        companies          (2013-2014).
6300 Bee Cave       Trustee of   1993           Professor of Finance, Emeritus,                       Formerly, Director,
Road, Building One  DFAITC and   DFAITC- Since  Graduate School of Business,                          American Century
Austin, TX 78746    DEM          1992           Stanford University (since 1981).                     Fund Complex
1941                             DEM- Since                                                           (registered
                                 1993                                                                 investment
                                                                                                      companies) (43
                                                                                                      Portfolios) (1980-
                                                                                                      2014).
----------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith      Director of  DFAIDG- Since  Boris and Irene Stern              126 portfolios in  Lead Director,
University of       DFAIDG and   2000           Distinguished Service Professor    4 investment       (beginning May
Chicago Booth       DIG          DIG- Since     of Accounting, University of       companies          2014) and Director
School of Business  Trustee of   2000           Chicago Booth School of                               (since 2000), HNI
5807 S. Woodlawn    DFAITC and   DFAITC- Since  Business (since 1980).                                Corporation
Avenue              DEM          2000                                                                 (formerly known as
Chicago, IL 60637                DEM- Since                                                           HON Industries
1953                             2000                                                                 Inc.) (office
                                                                                                      furniture); Director,
                                                                                                      Ryder System Inc.
                                                                                                      (transportation,
                                                                                                      logistics and
                                                                                                      supply-chain
                                                                                                      management)
                                                                                                      (since 2003); and
                                                                                                      Trustee, UBS
                                                                                                      Funds (3
                                                                                                      investment
                                                                                                      companies within
                                                                                                      the fund complex)
                                                                                                      (24 portfolios)
                                                                                                      (since 2009).

                                                                                                               OTHER
                                       TERM OF                                         PORTFOLIOS WITHIN  DIRECTORSHIPS OF
  NAME, ADDRESS                      OFFICE/1/ AND                                       THE DFA FUND     PUBLIC COMPANIES
       AND                            LENGTH OF        PRINCIPAL OCCUPATION DURING        COMPLEX/2/        HELD DURING
  YEAR OF BIRTH        POSITION        SERVICE                 PAST 5 YEARS                OVERSEEN        PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
                                             INTERESTED TRUSTEES/DIRECTORS*
---------------------------------------------------------------------------------------------------------------------------
David G. Booth      Chairman        DFAIDG- Since    Chairman, Director/Trustee, and   126 portfolios in       None
6300 Bee Cave       Director of     1981             formerly, President and Co-Chief  4 investment
Road, Building One  DFAIDG and DIG  DIG- Since 1992  Executive Officer (each until     companies
Austin, TX 78746    Trustee of      DFAITC- Since    March 2017) of Dimensional
1946                DFAITC and      1992             Emerging Markets Value Fund
                    DEM             DEM- Since 1993  ("DEM"), DFAIDG, Dimensional
                                                     Investment Group Inc. ("DIG")
                                                     and The DFA Investment Trust
                                                     Company ("DFAITC"). Executive
                                                     Chairman, and formerly,
                                                     President and Co-Chief
                                                     Executive Officer (each until
                                                     February 2017) of Dimensional
                                                     Holdings Inc., Dimensional Fund
                                                     Advisors LP and DFA Securities
                                                     LLC (collectively with DEM,
                                                     DFAIDG, DIG and DFAITC, the
                                                     "DFA Entities"). Chairman and
                                                     Director (since 2009) and
                                                     formerly Co-Chief Executive
                                                     Officer (2010-June 2017) of
                                                     Dimensional Fund Advisors
                                                     Canada ULC. Trustee, University
                                                     of Chicago (since 2002).
                                                     Trustee, University of Kansas
                                                     Endowment Association (since
                                                     2005). Formerly, Director of
                                                     Dimensional Fund Advisors Ltd.
                                                     (2002-July 2017), DFA Australia
                                                     Limited (1994-July 2017),
                                                     Dimensional Advisors Ltd. (2012-
                                                     July 2017), Dimensional Funds
                                                     plc (2006-July 2017) and
                                                     Dimensional Funds II plc (2006-
                                                     July 2017). Formerly, Director
                                                     and President of Dimensional
                                                     Japan Ltd. (2012-April 2017).
                                                     Formerly, President,
                                                     Dimensional SmartNest (US)
                                                     LLC (2009-2014); and Limited
                                                     Partner, VSC Investors, LLC
                                                     (2007 to 2015). Formerly,
                                                     Chairman, Director, President
                                                     and Co-Chief Executive Officer
                                                     of Dimensional Cayman
                                                     Commodity Fund I Ltd. (2010-
                                                     September 2017).
---------------------------------------------------------------------------------------------------------------------------

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                                  TERM OF OFFICE/1/
                                                   AND LENGTH OF
NAME AND YEAR OF BIRTH          POSITION              SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
  Valerie A. Brown      Vice President and          Since 2001       Vice President and Assistant Secretary of all the DFA
  1967                  Assistant Secretary                          Entities, DFA Australia Limited, Dimensional Fund Advisors
                                                                     Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional
                                                                     Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited.
                                                                     Director, Vice President and Assistant Secretary of
                                                                     Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------------
  David P. Butler       Co-Chief Executive          Since 2017       Co-Chief Executive Officer of all the DFA entities (since
  1964                  Officer                                      2017); Director of Dimensional Holdings Inc. (since
                                                                     February 2017), Dimensional Fund Advisors Canada ULC (since
                                                                     March 2017), Dimensional Japan Ltd. (since April 2017),
                                                                     Dimensional Advisors Ltd. (since July 2017), DFA Australia
                                                                     Limited (since July 2017) and Dimensional Fund Advisors
                                                                     Ltd. (since August 2017); Director and Co-Chief Executive
                                                                     Officer of Dimensional Cayman Commodity Fund I Ltd. (since
                                                                     September 13, 2017). Formerly, Vice President (October 2007
                                                                     to February 2017), of all the DFA Entities. Head of Global
                                                                     Financial Advisor Services (since October 2007) for
                                                                     Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
  Stephen A. Clark      Executive Vice President    Since 2017       Executive Vice President (since March 2017) and formerly,
  1972                                                               Vice President (2004 to March 2017), of all the DFA
                                                                     Entities. Director and Vice President (since February 2016)
                                                                     of Dimensional Japan Ltd. President and Director (since
                                                                     February 2016) of Dimensional Fund Advisors Canada ULC.
                                                                     Vice President (since April 2008) and Director (since
                                                                     October 2016) of DFA Australia Limited. Director (since
                                                                     April 2016) of Dimensional Advisors Ltd., Dimensional Fund
                                                                     Advisors Pte. Ltd., and Dimensional Hong Kong Limited. Vice
                                                                     President (since June 2016) of Dimensional Fund Advisors
                                                                     Pte. Ltd. Head of Global Institutional Services (since
                                                                     January 2014) for Dimensional Fund Advisors LP. Formerly,
                                                                     Vice President (December 2010-February 2016) of Dimensional
                                                                     Fund Advisors Canada ULC; and Head of Institutional, North
                                                                     America (March 2012 to December 2013) for Dimensional Fund
                                                                     Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
  Christopher S.        Vice President and          Since 2004       Vice President and Global Chief Compliance Officer of all
  Crossan               Global Chief Compliance                      the DFA Entities, DFA Australia Limited and Dimensional
  1965                  Officer                                      Fund Advisors Ltd. Chief Compliance Officer and Chief
                                                                     Privacy Officer of Dimensional Fund Advisors Canada ULC
                                                                     (since October 2006 and March 2015, respectively), Chief
                                                                     Compliance Officer of Dimensional Fund Advisors Pte. Ltd.
                                                                     (since October 2012) and Dimensional Japan Ltd. (since
                                                                     February 2017). Formerly, Vice President and Global Chief
                                                                     Compliance Officer (October 2010-2014) for Dimensional
                                                                     SmartNest (US) LLC.
---------------------------------------------------------------------------------------------------------------------------------
  (Michael) Sam         Executive Vice President    Since 2017       Executive Vice President and Chief Operating Officer of the
  Gilliland                                                          DFA Fund Complex (since March 2017). Executive Vice
  1962                                                               President (since February 2017), Senior Advisor and Chief
                                                                     Operating Officer (since February 2016) of Dimensional
                                                                     Funds Advisors LP, Dimensional Holdings Inc. and
                                                                     Dimensional Investment LLC. Executive Vice President (since
                                                                     February 2017) of DFA Securities LLC. Director of
                                                                     Dimensional Advisors Ltd. (since February 2017),
                                                                     Dimensional Hong Kong Limited (since February 2017) and DFA
                                                                     Australia Limited (since October 2016). Formerly,
                                                                     Consultant for MSG Consulting (August 2013-February 2017),
                                                                     and Chairman and Chief Executive Officer of Sabre Holdings
                                                                     (December 2003-August 2013).
---------------------------------------------------------------------------------------------------------------------------------

                                                 TERM OF OFFICE/1/
                                                   AND LENGTH OF
NAME AND YEAR OF BIRTH         POSITION               SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
 Gregory K. Hinkle      Vice President, Chief   Since 2015            Vice President, Chief Financial Officer, and Treasurer
 1958                   Financial Officer, and                        of all the DFA Entities. Chief Financial Officer,
                        Treasurer                                     Treasurer and Vice President of Dimensional Advisors
                                                                      Ltd., Dimensional Fund Advisors Ltd., Dimensional Hong
                                                                      Kong Limited, Dimensional Cayman Commodity Fund I
                                                                      Ltd., Dimensional Fund Advisors Canada ULC,
                                                                      Dimensional Fund Advisors Pte. Ltd and DFA Australia
                                                                      Limited. Director (since August 2016) for Dimensional
                                                                      Funds plc and Dimensional Funds II plc. Formerly,
                                                                      interim Chief Financial Officer and interim Treasurer
                                                                      of all the DFA Entities (April 2016-September 2016);
                                                                      interim Chief Financial Officer and interim Treasurer
                                                                      (April 2016-July 2016) of Dimensional Fund Advisors
                                                                      LP, Dimensional Fund Advisors Ltd., DFA Australia
                                                                      Limited, Dimensional Advisors Ltd., Dimensional Fund
                                                                      Advisors Pte. Ltd, Dimensional Hong Kong Limited,
                                                                      Dimensional Cayman Commodity Fund I Ltd., Dimensional
                                                                      Fund Advisors Canada ULC; Controller (August
                                                                      2015-September 2016) of all the DFA Entities;
                                                                      Controller (August 2015-July 2016) Dimensional Fund
                                                                      Advisors LP; Vice President of T. Rowe Price Group,
                                                                      Inc. and Director of Investment Treasury and Treasurer
                                                                      of the T. Rowe Price Funds (March 2008-July 2015).
-----------------------------------------------------------------------------------------------------------------------------
 Jeff J. Jeon           Vice President and      Vice President since  Vice President and Assistant Secretary (since 2004 and
 1973                   Assistant Secretary     2004 and Assistant    March 2017, respectively) of all the DFA Entities and
                                                Secretary since       Dimensional Cayman Commodity Fund I Ltd.
                                                2017
-----------------------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President          Since 2010            Vice President of all the DFA Entities and Dimensional
 1972                                                                 Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    President and General   Since 2017            President and General Counsel (since March 2017), and
 1964                   Counsel                                       formerly, Vice President and Secretary (1997 and 2000,
                                                                      respectively, to March 2017), of all the DFA Entities.
                                                                      Director, Vice President and Secretary of DFA
                                                                      Australia Limited and Dimensional Fund Advisors Ltd.
                                                                      (since February 2002, April 1997, and May 2002,
                                                                      respectively). Vice President and Secretary of
                                                                      Dimensional Fund Advisors Canada ULC (since June
                                                                      2003), Dimensional Cayman Commodity Fund I Ltd.,
                                                                      Dimensional Japan Ltd (since February 2012),
                                                                      Dimensional Advisors Ltd. (since March 2012) and
                                                                      Dimensional Fund Advisors Pte. Ltd. (since June 2012).
                                                                      Director of Dimensional Funds plc and Dimensional
                                                                      Funds II plc (since 2002 and 2006, respectively).
                                                                      Director of Dimensional Japan Ltd., Dimensional
                                                                      Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and
                                                                      Dimensional Hong Kong Limited (since August 2012 and
                                                                      July 2012). Formerly, Vice President and Secretary
                                                                      (October 2010-November 2014) of Dimensional SmartNest
                                                                      (US) LLC.
-----------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and      Since 2013            Vice President and Deputy Chief Compliance Officer of
 1961                   Deputy Chief                                  all the DFA Entities. Deputy Chief Compliance Officer
                        Compliance Officer                            (since December 2012) of Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President and      Vice President since  Vice President and Secretary (since 2010 and
 1974                   Secretary               2010 and Secretary    March 2017, respectively) of all the DFA Entities,
                                                since 2017            Dimensional Cayman Commodity Fund I Ltd., and
                                                                      Dimensional Fund Advisors Canada ULC (since
                                                                      April 2016).
-----------------------------------------------------------------------------------------------------------------------------

                                            TERM OF OFFICE/1/
                                             AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION           SERVICE                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Co-Chief Executive    Since 2017       Co-Chief Executive Officer and Chief Investment Officer of
 1976                   Officer and Chief                      DFAIDG, DFAITC, DIG and DEM (since September, 2017) and
                        Investment Officer                     Dimensional Holdings Inc., Dimensional Fund Advisors LP,
                                                               DFA Securities LLC and Dimensional Fund Advisors Canada
                                                               ULC (since September, 2017); Chief Investment Officer and
                                                               Director of DFA Australia Limited (since September, 2017 and
                                                               October 2017, respectively); Director, Co-Chief Executive
                                                               Officer and Chief Investment Officer of Dimensional Cayman
                                                               Commodity Fund I Ltd. (since September, 2017); Director of
                                                               Dimensional Funds plc and Dimensional Fund II plc (since
                                                               August 2014) and Dimensional Fund Advisors Pte. Ltd. (since
                                                               June 2017); Co-Chief Investment Officer and Vice President
                                                               (since February 2016) of Dimensional Japan Ltd. Formerly,
                                                               Executive Vice President (March 2017-September, 2017),
                                                               Co-Chief Investment Officer (June 2014-September, 2017) and
                                                               Vice President (January 2007-March 2017) of DFAIDG,
                                                               DFAITC, DIG and DEM; Executive Vice President (February
                                                               2017-September, 2017), Co-Chief Investment Officer (June
                                                               2014-September, 2017) and Vice President (January 2007-
                                                               February 2017) of Dimensional Holdings Inc., Dimensional
                                                               Fund Advisors LP and DFA Securities LLC; Vice President and
                                                               Co-Chief Investment Officer (April 2014-September, 2017) of
                                                               Dimensional Fund Advisors Canada ULC; Co-Chief Investment
                                                               Officer of DFA Australia Limited (April 2014-September, 2017);
                                                               Co-Chief Investment Officer of DFA Securities LLC,
                                                               Dimensional Fund Advisors LP, and Dimensional Holdings LLC
                                                               (April 2014-September, 2017).
------------------------------------------------------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2016 to October 31, 2017, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                 QUALIFYING
                                                                                     FOR
                             NET                                                  CORPORATE
                         INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING  FOREIGN    FOREIGN
DIMENSIONAL INVESTMENT     INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND     TAX       SOURCE
GROUP INC.              DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2) CREDIT (3) INCOME (4)
----------------------  ------------- ------------- ------------- ------------- ------------- ---------- ---------- ----------
  Emerging Markets
   Portfolio II........      100%          --            --            100%          100%        100%        6%        100%

                                   QUALIFYING
                                     SHORT-
                        QUALIFYING    TERM
DIMENSIONAL INVESTMENT   INTEREST   CAPITAL
GROUP INC.              INCOME (5)  GAIN (6)
----------------------  ---------- ----------
  Emerging Markets
   Portfolio II........    100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103117-011A
 [LOGO]                                                              00202782

[LOGO]

Annual Report

YEAR ENDED: OCTOBER 31, 2017

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

GLOBAL EQUITY PORTFOLIO

GLOBAL ALLOCATION 60/40 PORTFOLIO

GLOBAL ALLOCATION 25/75 PORTFOLIO

[LOGO]

December 2017

Dear Fellow Shareholder,

On behalf of everyone at Dimensional, we thank you for trusting us with your investments. We recognize that the assets we manage for you play an important role in your future. And we are committed to enhancing shareholder value every day through the quality of our implementation.

Dimensional believes that an approach based on sensible and thoroughly vetted investment ideas leads to a consistent set of funds that can help you achieve your investment goals. Over the past 36 years, we have built upon a foundation of sensible investment ideas, which evolved through research and refinement. The goal has always been to find additional ways to enhance our funds while remaining consistent in our approach.

We believe these efforts have indeed helped people meet a wide range of goals and be long-term investors. We appreciate the opportunity to continue serving our shareholders.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   5
     Disclosure of Fund Expenses........................................  10
     Disclosure of Portfolio Holdings...................................  12
     Schedules of Investments
         Global Equity Portfolio........................................  13
         Global Allocation 60/40 Portfolio..............................  14
         Global Allocation 25/75 Portfolio..............................  15
     Statements of Assets and Liabilities...............................  16
     Statements of Operations...........................................  17
     Statements of Changes in Net Assets................................  18
     Financial Highlights...............................................  19
     Notes to Financial Statements......................................  23
     Report of Independent Registered Public Accounting Firm............  35
     Section 19(a) Notice...............................................  36
  FUND MANAGEMENT.......................................................  37
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  44
  NOTICE TO SHAREHOLDERS................................................  45

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Underlying Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
Global Equity Portfolio - Institutional Class vs.
MSCI World Index (net dividends)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                Global Equity Portfolio -           MSCI World Index
                  Institutional Class                (net dividends)
               ---------------------------         ------------------
10/31/2007              $10,000                         $10,000
11/30/2007                9,422                           9,591
12/31/2007                9,304                           9,468
 1/31/2008                8,723                           8,744
 2/29/2008                8,573                           8,693
 3/31/2008                8,527                           8,610
 4/30/2008                8,946                           9,063
 5/31/2008                9,147                           9,201
 6/30/2008                8,307                           8,467
 7/31/2008                8,206                           8,260
 8/31/2008                8,181                           8,144
 9/30/2008                7,316                           7,175
10/31/2008                5,794                           5,815
11/30/2008                5,325                           5,439
12/31/2008                5,583                           5,613
 1/31/2009                5,001                           5,121
 2/28/2009                4,451                           4,597
 3/31/2009                4,875                           4,944
 4/30/2009                5,575                           5,498
 5/31/2009                6,051                           5,997
 6/30/2009                6,034                           5,969
 7/31/2009                6,597                           6,475
 8/31/2009                6,888                           6,742
 9/30/2009                7,237                           7,011
10/31/2009                6,971                           6,886
11/30/2009                7,256                           7,168
12/31/2009                7,510                           7,296
 1/31/2010                7,236                           6,995
 2/28/2010                7,432                           7,093
 3/31/2010                7,973                           7,533
 4/30/2010                8,143                           7,534
 5/31/2010                7,392                           6,812
 6/30/2010                7,045                           6,578
 7/31/2010                7,644                           7,112
 8/31/2010                7,269                           6,846
 9/30/2010                8,038                           7,485
10/31/2010                8,335                           7,764
11/30/2010                8,282                           7,596
12/31/2010                8,964                           8,155
 1/31/2011                9,117                           8,339
 2/28/2011                9,435                           8,631
 3/31/2011                9,493                           8,546
 4/30/2011                9,826                           8,909
 5/31/2011                9,626                           8,724
 6/30/2011                9,449                           8,586
 7/31/2011                9,201                           8,430
 8/31/2011                8,464                           7,836
 9/30/2011                7,561                           7,159
10/31/2011                8,470                           7,900
11/30/2011                8,342                           7,707
12/31/2011                8,300                           7,703
 1/31/2012                8,842                           8,089
 2/29/2012                9,249                           8,484
 3/31/2012                9,372                           8,594
 4/30/2012                9,243                           8,496
 5/31/2012                8,455                           7,763
 6/30/2012                8,840                           8,158
 7/31/2012                8,874                           8,263
 8/31/2012                9,134                           8,472
 9/30/2012                9,436                           8,705
10/31/2012                9,402                           8,646
11/30/2012                9,512                           8,757
12/31/2012                9,814                           8,922
 1/31/2013               10,327                           9,376
 2/28/2013               10,375                           9,392
 3/31/2013               10,670                           9,612
 4/30/2013               10,858                           9,914
 5/31/2013               11,004                           9,918
 6/30/2013               10,776                           9,674
 7/31/2013               11,377                          10,183
 8/31/2013               11,091                           9,966
 9/30/2013               11,690                          10,465
10/31/2013               12,146                          10,874
11/30/2013               12,392                          11,068
12/31/2013               12,674                          11,302
 1/31/2014               12,208                          10,883
 2/28/2014               12,816                          11,428
 3/31/2014               12,936                          11,445
 4/30/2014               12,957                          11,562
 5/31/2014               13,184                          11,789
 6/30/2014               13,524                          12,000
 7/31/2014               13,203                          11,809
 8/31/2014               13,602                          12,069
 9/30/2014               13,063                          11,741
10/31/2014               13,242                          11,817
11/30/2014               13,378                          12,054
12/31/2014               13,260                          11,860
 1/31/2015               12,980                          11,645
 2/28/2015               13,749                          12,327
 3/31/2015               13,621                          12,134
 4/30/2015               13,859                          12,419
 5/31/2015               13,946                          12,462
 6/30/2015               13,699                          12,172
 7/31/2015               13,656                          12,390
 8/31/2015               12,843                          11,570
 9/30/2015               12,399                          11,144
10/31/2015               13,252                          12,027
11/30/2015               13,281                          11,967
12/31/2015               12,900                          11,756
 1/31/2016               12,137                          11,053
 2/29/2016               12,123                          10,971
 3/31/2016               13,075                          11,715
 4/30/2016               13,245                          11,901
 5/31/2016               13,340                          11,968
 6/30/2016               13,263                          11,833
 7/31/2016               13,849                          12,333
 8/31/2016               13,938                          12,344
 9/30/2016               14,026                          12,409
10/31/2016               13,736                          12,169
11/30/2016               14,272                          12,344
12/31/2016               14,568                          12,639
 1/31/2017               14,920                          12,945
 2/28/2017               15,294                          13,304
 3/31/2017               15,396                          13,445
 4/30/2017               15,591                          13,644
 5/31/2017               15,719                          13,933
 6/30/2017               15,911                          13,987
 7/31/2017               16,280                          14,321
 8/31/2017               16,265                          14,342
 9/30/2017               16,690                          14,663
10/31/2017               17,077                          14,941          Past performance is not predictive of
                                                                         future performance.
                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS       YEARS             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2017, all
                               24.33%      12.68%      5.50%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Equity Portfolio - Class R2 vs.
MSCI World Index (net dividends)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                  Global Equity Portfolio -      MSCI World Index
                          Class R2                (net dividends)
                 ---------------------------    ------------------
10/31/2007                $10,000                    $10,000
11/30/2007                  9,428                      9,591
12/31/2007                  9,300                      9,468
 1/31/2008                  8,721                      8,744
 2/29/2008                  8,565                      8,693
 3/31/2008                  8,520                      8,610
 4/30/2008                  8,932                      9,063
 5/31/2008                  9,132                      9,201
 6/30/2008                  8,298                      8,467
 7/31/2008                  8,191                      8,260
 8/31/2008                  8,166                      8,144
 9/30/2008                  7,302                      7,175
10/31/2008                  5,778                      5,815
11/30/2008                  5,311                      5,439
12/31/2008                  5,569                      5,613
 1/31/2009                  4,986                      5,121
 2/28/2009                  4,435                      4,597
 3/31/2009                  4,862                      4,944
 4/30/2009                  5,555                      5,498
 5/31/2009                  6,032                      5,997
 6/30/2009                  6,009                      5,969
 7/31/2009                  6,571                      6,475
 8/31/2009                  6,853                      6,742
 9/30/2009                  7,206                      7,011
10/31/2009                  6,937                      6,886
11/30/2009                  7,219                      7,168
12/31/2009                  7,471                      7,296
 1/31/2010                  7,194                      6,995
 2/28/2010                  7,387                      7,093
 3/31/2010                  7,923                      7,533
 4/30/2010                  8,091                      7,534
 5/31/2010                  7,343                      6,812
 6/30/2010                  6,996                      6,578
 7/31/2010                  7,586                      7,112
 8/31/2010                  7,217                      6,846
 9/30/2010                  7,983                      7,485
10/31/2010                  8,269                      7,764
11/30/2010                  8,217                      7,596
12/31/2010                  8,892                      8,155
 1/31/2011                  9,043                      8,339
 2/28/2011                  9,357                      8,631
 3/31/2011                  9,411                      8,546
 4/30/2011                  9,739                      8,909
 5/31/2011                  9,536                      8,724
 6/30/2011                  9,355                      8,586
 7/31/2011                  9,111                      8,430
 8/31/2011                  8,380                      7,836
 9/30/2011                  7,487                      7,159
10/31/2011                  8,380                      7,900
11/30/2011                  8,254                      7,707
12/31/2011                  8,207                      7,703
 1/31/2012                  8,747                      8,089
 2/29/2012                  9,153                      8,484
 3/31/2012                  9,267                      8,594
 4/30/2012                  9,141                      8,496
 5/31/2012                  8,354                      7,763
 6/30/2012                  8,739                      8,158
 7/31/2012                  8,766                      8,263
 8/31/2012                  9,021                      8,472
 9/30/2012                  9,324                      8,705
10/31/2012                  9,284                      8,646
11/30/2012                  9,391                      8,757
12/31/2012                  9,686                      8,922
 1/31/2013                 10,188                      9,376
 2/28/2013                 10,228                      9,392
 3/31/2013                 10,527                      9,612
 4/30/2013                 10,710                      9,914
 5/31/2013                 10,846                      9,918
 6/30/2013                 10,624                      9,674
 7/31/2013                 11,212                     10,183
 8/31/2013                 10,925                      9,966
 9/30/2013                 11,511                     10,465
10/31/2013                 11,963                     10,874
11/30/2013                 12,203                     11,068
12/31/2013                 12,476                     11,302
 1/31/2014                 12,015                     10,883
 2/28/2014                 12,607                     11,428
 3/31/2014                 12,727                     11,445
 4/30/2014                 12,741                     11,562
 5/31/2014                 12,962                     11,789
 6/30/2014                 13,293                     12,000
 7/31/2014                 12,981                     11,809
 8/31/2014                 13,370                     12,069
 9/30/2014                 12,834                     11,741
10/31/2014                 13,008                     11,817
11/30/2014                 13,141                     12,054
12/31/2014                 13,023                     11,860
 1/31/2015                 12,743                     11,645
 2/28/2015                 13,499                     12,327
 3/31/2015                 13,367                     12,134
 4/30/2015                 13,599                     12,419
 5/31/2015                 13,677                     12,462
 6/30/2015                 13,438                     12,172
 7/31/2015                 13,389                     12,390
 8/31/2015                 12,591                     11,570
 9/30/2015                 12,151                     11,144
10/31/2015                 12,987                     12,027
11/30/2015                 13,008                     11,967
12/31/2015                 12,634                     11,756
 1/31/2016                 11,886                     11,053
 2/29/2016                 11,872                     10,971
 3/31/2016                 12,797                     11,715
 4/30/2016                 12,962                     11,901
 5/31/2016                 13,048                     11,968
 6/30/2016                 12,971                     11,833
 7/31/2016                 13,541                     12,333
 8/31/2016                 13,628                     12,344
 9/30/2016                 13,713                     12,409
10/31/2016                 13,424                     12,169
11/30/2016                 13,945                     12,344
12/31/2016                 14,229                     12,639
 1/31/2017                 14,570                     12,945
 2/28/2017                 14,934                     13,304
 3/31/2017                 15,025                     13,445
 4/30/2017                 15,214                     13,644
 5/31/2017                 15,331                     13,933
 6/30/2017                 15,523                     13,987
 7/31/2017                 15,881                     14,321
 8/31/2017                 15,859                     14,342
 9/30/2017                 16,269                     14,663          Past performance is not predictive of
10/31/2017                 16,644                     14,941          future performance.
                                                                      The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE         TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS       YEARS           redemption of fund shares.
         -------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              23.98%      12.38%      5.23%           rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
Global Allocation 60/40 Portfolio - Institutional Class vs.
MSCI World Index (net dividends),
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, Global 60/40 Composite Index (MSCI/Citi)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

            Global Allocation                    Citi World
                  60/40                        Government Bond    Global 60/40
                 Portfolio                     Index,1-3 Years,    Composite
            - Institutional  MSCI World Index  Currency-Hedged       Index
                  Class       (net dividends)    in USD Terms   (MSCI/Citigroup)
             --------------  -----------------  --------------- ----------------
10/31/2007      $10,000          $10,000           $10,000          $10,000
11/30/2007        9,663            9,591            10,094            9,792
12/31/2007        9,607            9,468            10,124            9,728
 1/31/2008        9,271            8,744            10,246            9,329
 2/29/2008        9,181            8,693            10,301            9,317
 3/31/2008        9,158            8,610            10,301            9,263
 4/30/2008        9,420            9,063            10,263            9,542
 5/31/2008        9,547            9,201            10,230            9,617
 6/30/2008        9,038            8,467            10,235            9,158
 7/31/2008        8,978            8,260            10,291            9,044
 8/31/2008        8,917            8,144            10,337            8,984
 9/30/2008        8,297            7,175            10,406            8,367
10/31/2008        7,201            5,815            10,535            7,457
11/30/2008        6,876            5,439            10,607            7,187
12/31/2008        7,135            5,613            10,686            7,347
 1/31/2009        6,653            5,121            10,708            6,967
 2/28/2009        6,210            4,597            10,725            6,543
 3/31/2009        6,645            4,944            10,768            6,850
 4/30/2009        7,249            5,498            10,776            7,313
 5/31/2009        7,701            5,997            10,798            7,717
 6/30/2009        7,704            5,969            10,807            7,698
 7/31/2009        8,181            6,475            10,833            8,097
 8/31/2009        8,427            6,742            10,860            8,306
 9/30/2009        8,728            7,011            10,885            8,512
10/31/2009        8,565            6,886            10,896            8,424
11/30/2009        8,813            7,168            10,930            8,641
12/31/2009        8,956            7,296            10,906            8,727
 1/31/2010        8,785            6,995            10,934            8,520
 2/28/2010        8,932            7,093            10,968            8,602
 3/31/2010        9,323            7,533            10,967            8,922
 4/30/2010        9,471            7,534            10,965            8,922
 5/31/2010        8,926            6,812            11,009            8,423
 6/30/2010        8,711            6,578            11,021            8,253
 7/31/2010        9,188            7,112            11,045            8,662
 8/31/2010        8,946            6,846            11,070            8,476
 9/30/2010        9,544            7,485            11,063            8,948
10/31/2010        9,787            7,764            11,075            9,152
11/30/2010        9,701            7,596            11,047            9,024
12/31/2010       10,186            8,155            11,053            9,424
 1/31/2011       10,297            8,339            11,053            9,552
 2/28/2011       10,527            8,631            11,050            9,752
 3/31/2011       10,586            8,546            11,044            9,692
 4/30/2011       10,888            8,909            11,063            9,945
 5/31/2011       10,769            8,724            11,093            9,833
 6/30/2011       10,656            8,586            11,098            9,741
 7/31/2011       10,568            8,430            11,110            9,639
 8/31/2011       10,105            7,836            11,174            9,254
 9/30/2011        9,383            7,159            11,173            8,774
10/31/2011       10,114            7,900            11,163            9,315
11/30/2011        9,985            7,707            11,148            9,174
12/31/2011        9,966            7,703            11,211            9,192
 1/31/2012       10,422            8,089            11,242            9,479
 2/29/2012       10,731            8,484            11,257            9,761
 3/31/2012       10,802            8,594            11,253            9,836
 4/30/2012       10,737            8,496            11,263            9,772
 5/31/2012       10,159            7,763            11,259            9,264
 6/30/2012       10,469            8,158            11,272            9,552
 7/31/2012       10,535            8,263            11,292            9,632
 8/31/2012       10,748            8,472            11,319            9,788
 9/30/2012       10,985            8,705            11,332            9,954
10/31/2012       10,960            8,646            11,338            9,916
11/30/2012       11,051            8,757            11,354            9,998
12/31/2012       11,267            8,922            11,363           10,113
 1/31/2013       11,600            9,376            11,366           10,424
 2/28/2013       11,641            9,392            11,380           10,439
 3/31/2013       11,856            9,612            11,388           10,589
 4/30/2013       12,022            9,914            11,411           10,797
 5/31/2013       12,039            9,918            11,398           10,795
 6/30/2013       11,792            9,674            11,385           10,630
 7/31/2013       12,227           10,183            11,406           10,974
 8/31/2013       12,001            9,966            11,402           10,832
 9/30/2013       12,457           10,465            11,424           11,166
10/31/2013       12,784           10,874            11,445           11,436
11/30/2013       12,919           11,068            11,459           11,563
12/31/2013       13,066           11,302            11,450           11,707
 1/31/2014       12,821           10,883            11,473           11,456
 2/28/2014       13,235           11,428            11,482           11,804
 3/31/2014       13,315           11,445            11,482           11,814
 4/30/2014       13,357           11,562            11,492           11,891
 5/31/2014       13,544           11,789            11,508           12,038
 6/30/2014       13,757           12,000            11,516           12,170
 7/31/2014       13,544           11,809            11,517           12,054
 8/31/2014       13,825           12,069            11,534           12,221
 9/30/2014       13,433           11,741            11,534           12,022
10/31/2014       13,561           11,817            11,551           12,075
11/30/2014       13,664           12,054            11,566           12,227
12/31/2014       13,552           11,860            11,560           12,106
 1/31/2015       13,431           11,645            11,597           11,990
 2/28/2015       13,888           12,327            11,590           12,409
 3/31/2015       13,814           12,134            11,607           12,299
 4/30/2015       13,995           12,419            11,610           12,473
 5/31/2015       14,004           12,462            11,618           12,503
 6/30/2015       13,817           12,172            11,616           12,327
 7/31/2015       13,783           12,390            11,628           12,465
 8/31/2015       13,253           11,570            11,626           11,969
 9/30/2015       13,012           11,144            11,647           11,714
10/31/2015       13,561           12,027            11,650           12,271
11/30/2015       13,561           11,967            11,642           12,232
12/31/2015       13,317           11,756            11,641           12,102
 1/31/2016       12,886           11,053            11,689           11,687
 2/29/2016       12,904           10,971            11,705           11,642
 3/31/2016       13,601           11,715            11,715           12,120
 4/30/2016       13,725           11,901            11,723           12,238
 5/31/2016       13,760           11,968            11,724           12,280
 6/30/2016       13,804           11,833            11,771           12,217
 7/31/2016       14,212           12,333            11,771           12,527
 8/31/2016       14,247           12,344            11,766           12,531
 9/30/2016       14,319           12,409            11,784           12,578
10/31/2016       14,115           12,169            11,779           12,430
11/30/2016       14,346           12,344            11,759           12,529
12/31/2016       14,536           12,639            11,779           12,717
 1/31/2017       14,778           12,945            11,787           12,905         Past performance is not predictive of
 2/28/2017       15,038           13,304            11,804           13,127         future performance.
 3/31/2017       15,095           13,445            11,807           13,213         The returns shown do not reflect the
 4/30/2017       15,239           13,644            11,826           13,338         deduction of taxes that a shareholder
 5/31/2017       15,347           13,933            11,841           13,515         would pay on fund distributions or the
 6/30/2017       15,455           13,987            11,834           13,543         redemption of fund shares.
 7/31/2017       15,708           14,321            11,859           13,748         MSCI data copyright MSCI 2017, all
 8/31/2017       15,726           14,342            11,883           13,771         rights reserved.
 9/30/2017       15,941           14,663            11,876           13,953         Citi fixed income indices copyright 2017
10/31/2017       16,167           14,941            11,888           14,117         by Citigroup.
                                                                                    Data includes composite data from
                                                                                    multiple sources; see data descriptions
            AVERAGE ANNUAL          ONE          FIVE          TEN                  for additional details. MSCI data
            TOTAL RETURN            YEAR         YEARS        YEARS                 copyright MSCI 2017, all rights reserved.
            ---------------------------------------------------------------         Citi fixed income indices copyright 2017
                                   14.54%        8.08%        4.92%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Allocation 60/40 Portfolio - Class R2 vs.
MSCI World Index (net dividends),
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, Global 60/40 Composite Index (MSCI/Citi)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                                                 Citi World
            Global Allocation                  Government Bond   Global 60/40
                 60/40           MSCI World    Index,1-3 Years,   Composite
              Portfolio -          Index       Currency-Hedged      Index
               Class R2       (net dividends)   in USD Terms    (MSCI/Citigroup)
           -----------------  ---------------  ---------------  ----------------
10/31/2007     $10,000            $10,000         $10,000           $10,000
11/30/2007       9,662              9,591          10,094             9,792
12/31/2007       9,600              9,468          10,124             9,728
 1/31/2008       9,264              8,744          10,246             9,329
 2/29/2008       9,175              8,693          10,301             9,317
 3/31/2008       9,153              8,610          10,301             9,263
 4/30/2008       9,407              9,063          10,263             9,542
 5/31/2008       9,534              9,201          10,230             9,617
 6/30/2008       9,027              8,467          10,235             9,158
 7/31/2008       8,959              8,260          10,291             9,044
 8/31/2008       8,899              8,144          10,337             8,984
 9/30/2008       8,277              7,175          10,406             8,367
10/31/2008       7,186              5,815          10,535             7,457
11/30/2008       6,855              5,439          10,607             7,187
12/31/2008       7,111              5,613          10,686             7,347
 1/31/2009       6,634              5,121          10,708             6,967
 2/28/2009       6,194              4,597          10,725             6,543
 3/31/2009       6,625              4,944          10,768             6,850
 4/30/2009       7,225              5,498          10,776             7,313
 5/31/2009       7,672              5,997          10,798             7,717
 6/30/2009       7,672              5,969          10,807             7,698
 7/31/2009       8,137              6,475          10,833             8,097
 8/31/2009       8,381              6,742          10,860             8,306
 9/30/2009       8,681              7,011          10,885             8,512
10/31/2009       8,512              6,886          10,896             8,424
11/30/2009       8,765              7,168          10,930             8,641
12/31/2009       8,901              7,296          10,906             8,727
 1/31/2010       8,732              6,995          10,934             8,520
 2/28/2010       8,878              7,093          10,968             8,602
 3/31/2010       9,266              7,533          10,967             8,922
 4/30/2010       9,412              7,534          10,965             8,922
 5/31/2010       8,866              6,812          11,009             8,423
 6/30/2010       8,648              6,578          11,021             8,253
 7/31/2010       9,127              7,112          11,045             8,662
 8/31/2010       8,872              6,846          11,070             8,476
 9/30/2010       9,464              7,485          11,063             8,948
10/31/2010       9,705              7,764          11,075             9,152
11/30/2010       9,627              7,596          11,047             9,024
12/31/2010      10,097              8,155          11,053             9,424
 1/31/2011      10,207              8,339          11,053             9,552
 2/28/2011      10,433              8,631          11,050             9,752
 3/31/2011      10,487              8,546          11,044             9,692
 4/30/2011      10,785              8,909          11,063             9,945
 5/31/2011      10,668              8,724          11,093             9,833
 6/30/2011      10,549              8,586          11,098             9,741
 7/31/2011      10,455              8,430          11,110             9,639
 8/31/2011       9,998              7,836          11,174             9,254
 9/30/2011       9,281              7,159          11,173             8,774
10/31/2011      10,008              7,900          11,163             9,315
11/30/2011       9,874              7,707          11,148             9,174
12/31/2011       9,856              7,703          11,211             9,192
 1/31/2012      10,296              8,089          11,242             9,479
 2/29/2012      10,608              8,484          11,257             9,761
 3/31/2012      10,672              8,594          11,253             9,836
 4/30/2012      10,608              8,496          11,263             9,772
 5/31/2012      10,032              7,763          11,259             9,264
 6/30/2012      10,331              8,158          11,272             9,552
 7/31/2012      10,403              8,263          11,292             9,632
 8/31/2012      10,604              8,472          11,319             9,788
 9/30/2012      10,830              8,705          11,332             9,954
10/31/2012      10,814              8,646          11,338             9,916
11/30/2012      10,903              8,757          11,354             9,998
12/31/2012      11,106              8,922          11,363            10,113
 1/31/2013      11,432              9,376          11,366            10,424
 2/28/2013      11,473              9,392          11,380            10,439
 3/31/2013      11,687              9,612          11,388            10,589
 4/30/2013      11,842              9,914          11,411            10,797
 5/31/2013      11,858              9,918          11,398            10,795
 6/30/2013      11,609              9,674          11,385            10,630
 7/31/2013      12,035             10,183          11,406            10,974
 8/31/2013      11,805              9,966          11,402            10,832
 9/30/2013      12,261             10,465          11,424            11,166
10/31/2013      12,581             10,874          11,445            11,436
11/30/2013      12,713             11,068          11,459            11,563
12/31/2013      12,856             11,302          11,450            11,707
 1/31/2014      12,608             10,883          11,473            11,456
 2/28/2014      13,013             11,428          11,482            11,804
 3/31/2014      13,086             11,445          11,482            11,814
 4/30/2014      13,127             11,562          11,492            11,891
 5/31/2014      13,301             11,789          11,508            12,038
 6/30/2014      13,518             12,000          11,516            12,170
 7/31/2014      13,293             11,809          11,517            12,054
 8/31/2014      13,576             12,069          11,534            12,221
 9/30/2014      13,193             11,741          11,534            12,022
10/31/2014      13,318             11,817          11,551            12,075
11/30/2014      13,418             12,054          11,566            12,227
12/31/2014      13,304             11,860          11,560            12,106
 1/31/2015      13,187             11,645          11,597            11,990
 2/28/2015      13,631             12,327          11,590            12,409
 3/31/2015      13,553             12,134          11,607            12,299
 4/30/2015      13,721             12,419          11,610            12,473
 5/31/2015      13,738             12,462          11,618            12,503
 6/30/2015      13,540             12,172          11,616            12,327
 7/31/2015      13,506             12,390          11,628            12,465
 8/31/2015      12,983             11,570          11,626            11,969
 9/30/2015      12,749             11,144          11,647            11,714
10/31/2015      13,282             12,027          11,650            12,271
11/30/2015      13,282             11,967          11,642            12,232
12/31/2015      13,041             11,756          11,641            12,102
 1/31/2016      12,615             11,053          11,689            11,687
 2/29/2016      12,632             10,971          11,705            11,642
 3/31/2016      13,304             11,715          11,715            12,120
 4/30/2016      13,424             11,901          11,723            12,238
 5/31/2016      13,458             11,968          11,724            12,280
 6/30/2016      13,502             11,833          11,771            12,217
 7/31/2016      13,889             12,333          11,771            12,527
 8/31/2016      13,923             12,344          11,766            12,531
 9/30/2016      13,994             12,409          11,784            12,578
10/31/2016      13,795             12,169          11,779            12,430
11/30/2016      14,019             12,344          11,759            12,529
12/31/2016      14,191             12,639          11,779            12,717
 1/31/2017      14,435             12,945          11,787            12,905         Past performance is not predictive of
 2/28/2017      14,679             13,304          11,804            13,127         future performance.
 3/31/2017      14,735             13,445          11,807            13,213         The returns shown do not reflect the
 4/30/2017      14,866             13,644          11,826            13,338         deduction of taxes that a shareholder
 5/31/2017      14,971             13,933          11,841            13,515         would pay on fund distributions or the
 6/30/2017      15,075             13,987          11,834            13,543         redemption of fund shares.
 7/31/2017      15,321             14,321          11,859            13,748         MSCI data copyright MSCI 2017, all
 8/31/2017      15,330             14,342          11,883            13,771         rights reserved.
 9/30/2017      15,545             14,663          11,876            13,953         Citi fixed income indices copyright 2017
10/31/2017      15,756             14,941          11,888            14,117         by Citigroup.
                                                                                    Data includes composite data from
                                                                                    multiple sources; see data descriptions
            AVERAGE ANNUAL          ONE          FIVE          TEN                  for additional details. MSCI data
            TOTAL RETURN            YEAR         YEARS        YEARS                 copyright MSCI 2017, all rights reserved.
            ---------------------------------------------------------------         Citi fixed income indices copyright 2017
                                   14.21%        7.82%        4.65%                 by Citigroup.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
Global Allocation 25/75 Portfolio - Institutional Class vs.
MSCI World Index (net dividends),
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, Global 25/75 Composite Index (MSCI/Citi)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                                                Citi World
           Global Allocation                  Government Bond     Global 25/75
           25/75 Portfolio -    MSCI World    Index,1-3 Years,     Composite
              Institutional        Index      Currency-Hedged        Index
                 Class        (net dividends)   in USD Terms    (MSCI/Citigroup)
           -----------------  --------------- ----------------  ----------------
10/31/2007      $10,000           $10,000         $10,000           $10,000
11/30/2007        9,879             9,591          10,094             9,968
12/31/2007        9,880             9,468          10,124             9,958
 1/31/2008        9,765             8,744          10,246             9,858
 2/29/2008        9,748             8,693          10,301             9,883
 3/31/2008        9,738             8,610          10,301             9,860
 4/30/2008        9,844             9,063          10,263             9,962
 5/31/2008        9,897             9,201          10,230             9,976
 6/30/2008        9,688             8,467          10,235             9,781
 7/31/2008        9,688             8,260          10,291             9,761
 8/31/2008        9,705             8,144          10,337             9,760
 9/30/2008        9,400             7,175          10,406             9,518
10/31/2008        8,936             5,815          10,535             9,156
11/30/2008        8,838             5,439          10,607             9,055
12/31/2008        9,020             5,613          10,686             9,177
 1/31/2009        8,793             5,121          10,708             8,991
 2/28/2009        8,529             4,597          10,725             8,771
 3/31/2009        8,840             4,944          10,768             8,963
 4/30/2009        9,186             5,498          10,776             9,220
 5/31/2009        9,459             5,997          10,798             9,442
 6/30/2009        9,491             5,969          10,807             9,438
 7/31/2009        9,765             6,475          10,833             9,655
 8/31/2009        9,930             6,742          10,860             9,772
 9/30/2009       10,114             7,011          10,885             9,887
10/31/2009       10,068             6,886          10,896             9,850
11/30/2009       10,253             7,168          10,930             9,974
12/31/2009       10,272             7,296          10,906            10,002
 1/31/2010       10,254             6,995          10,934             9,918
 2/28/2010       10,329             7,093          10,968             9,976
 3/31/2010       10,507             7,533          10,967            10,130
 4/30/2010       10,639             7,534          10,965            10,129
 5/31/2010       10,385             6,812          11,009             9,917
 6/30/2010       10,325             6,578          11,021             9,840
 7/31/2010       10,588             7,112          11,045            10,055
 8/31/2010       10,513             6,846          11,070             9,978
 9/30/2010       10,830             7,485          11,063            10,207
10/31/2010       10,991             7,764          11,075            10,310
11/30/2010       10,925             7,596          11,047            10,235
12/31/2010       11,106             8,155          11,053            10,427
 1/31/2011       11,183             8,339          11,053            10,486
 2/28/2011       11,297             8,631          11,050            10,575
 3/31/2011       11,333             8,546          11,044            10,545
 4/30/2011       11,515             8,909          11,063            10,670
 5/31/2011       11,496             8,724          11,093            10,637
 6/30/2011       11,460             8,586          11,098            10,598
 7/31/2011       11,488             8,430          11,110            10,559
 8/31/2011       11,305             7,836          11,174            10,419
 9/30/2011       10,978             7,159          11,173            10,193
10/31/2011       11,346             7,900          11,163            10,450
11/30/2011       11,288             7,707          11,148            10,375
12/31/2011       11,287             7,703          11,211            10,418
 1/31/2012       11,551             8,089          11,242            10,570
 2/29/2012       11,688             8,484          11,257            10,710
 3/31/2012       11,722             8,594          11,253            10,742
 4/30/2012       11,732             8,496          11,263            10,718
 5/31/2012       11,516             7,763          11,259            10,484
 6/30/2012       11,641             8,158          11,272            10,627
 7/31/2012       11,720             8,263          11,292            10,675
 8/31/2012       11,818             8,472          11,319            10,762
 9/30/2012       11,938             8,705          11,332            10,845
10/31/2012       11,938             8,646          11,338            10,831
11/30/2012       11,997             8,757          11,354            10,877
12/31/2012       12,078             8,922          11,363            10,935
 1/31/2013       12,217             9,376          11,366            11,076
 2/28/2013       12,257             9,392          11,380            11,091
 3/31/2013       12,365             9,612          11,388            11,162
 4/30/2013       12,455             9,914          11,411            11,266
 5/31/2013       12,405             9,918          11,398            11,258
 6/30/2013       12,232             9,674          11,385            11,179
 7/31/2013       12,442            10,183          11,406            11,342
 8/31/2013       12,322             9,966          11,402            11,278
 9/30/2013       12,540            10,465          11,424            11,435
10/31/2013       12,700            10,874          11,445            11,563
11/30/2013       12,760            11,068          11,459            11,625
12/31/2013       12,784            11,302          11,450            11,680
 1/31/2014       12,734            10,883          11,473            11,589
 2/28/2014       12,905            11,428          11,482            11,741
 3/31/2014       12,921            11,445          11,482            11,745
 4/30/2014       12,962            11,562          11,492            11,783
 5/31/2014       13,083            11,789          11,508            11,854
 6/30/2014       13,170            12,000          11,516            11,912
 7/31/2014       13,078            11,809          11,517            11,866
 8/31/2014       13,220            12,069          11,534            11,945
 9/30/2014       13,037            11,741          11,534            11,864
10/31/2014       13,119            11,817          11,551            11,895
11/30/2014       13,190            12,054          11,566            11,967
12/31/2014       13,116            11,860          11,560            11,914
 1/31/2015       13,168            11,645          11,597            11,889
 2/28/2015       13,322            12,327          11,590            12,058
 3/31/2015       13,306            12,134          11,607            12,023
 4/30/2015       13,368            12,419          11,610            12,096
 5/31/2015       13,378            12,462          11,618            12,113
 6/30/2015       13,285            12,172          11,616            12,041
 7/31/2015       13,295            12,390          11,628            12,104
 8/31/2015       13,077            11,570          11,626            11,902
 9/30/2015       13,004            11,144          11,647            11,809
10/31/2015       13,222            12,027          11,650            12,045
11/30/2015       13,212            11,967          11,642            12,024
12/31/2015       13,081            11,756          11,641            11,970
 1/31/2016       12,987            11,053          11,689            11,828
 2/29/2016       13,008            10,971          11,705            11,819
 3/31/2016       13,332            11,715          11,715            12,027
 4/30/2016       13,395            11,901          11,723            12,080
 5/31/2016       13,405            11,968          11,724            12,098
 6/30/2016       13,491            11,833          11,771            12,100
 7/31/2016       13,659            12,333          11,771            12,228
 8/31/2016       13,670            12,344          11,766            12,227
 9/30/2016       13,708            12,409          11,784            12,257
10/31/2016       13,624            12,169          11,779            12,194
11/30/2016       13,656            12,344          11,759            12,223
12/31/2016       13,731            12,639          11,779            12,311
 1/31/2017       13,848            12,945          11,787            12,391         Past performance is not predictive of
 2/28/2017       13,965            13,304          11,804            12,491         future performance.
 3/31/2017       13,995            13,445          11,807            12,527         The returns shown do not reflect the
 4/30/2017       14,091            13,644          11,826            12,588         deduction of taxes that a shareholder
 5/31/2017       14,134            13,933          11,841            12,667         would pay on fund distributions or the
 6/30/2017       14,156            13,987          11,834            12,673         redemption of fund shares.
 7/31/2017       14,284            14,321          11,859            12,769         MSCI data copyright MSCI 2017, all
 8/31/2017       14,317            14,342          11,883            12,793         rights reserved.
 9/30/2017       14,380            14,663          11,876            12,859         Citi fixed income indices copyright 2017
10/31/2017       14,488            14,941          11,888            12,929         by Citigroup.
                                                                                    Data includes composite data from
                                                                                    multiple sources; see data descriptions
            AVERAGE ANNUAL          ONE          FIVE          TEN                  for additional details. MSCI data
            TOTAL RETURN            YEAR         YEARS        YEARS                 copyright MSCI 2017, all rights reserved.
            ---------------------------------------------------------------         Citi fixed income indices copyright 2017
                                    6.34%        3.95%        3.78%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Allocation 25/75 Portfolio - Class R2 vs.
MSCI World Index (net dividends),
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, Global 25/75 Composite Index (MSCI/Citi)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                                                  Citi World
                 Global                        Government Bond    Global 25/75
            Allocation 25/75     MSCI World    Index,1-3 Years,    Composite
               Portfolio -          Index      Currency-Hedged       Index
                Class R2      (net dividends)   in USD Terms    (MSCI/Citigroup)
            ----------------  ---------------  ---------------  ----------------
10/31/2007       $10,000          $10,000          $10,000          $10,000
11/30/2007         9,879            9,591           10,094            9,968
12/31/2007         9,877            9,468           10,124            9,958
 1/31/2008         9,762            8,744           10,246            9,858
 2/29/2008         9,736            8,693           10,301            9,883
 3/31/2008         9,728            8,610           10,301            9,860
 4/30/2008         9,825            9,063           10,263            9,962
 5/31/2008         9,878            9,201           10,230            9,976
 6/30/2008         9,664            8,467           10,235            9,781
 7/31/2008         9,656            8,260           10,291            9,761
 8/31/2008         9,682            8,144           10,337            9,760
 9/30/2008         9,363            7,175           10,406            9,518
10/31/2008         8,911            5,815           10,535            9,156
11/30/2008         8,804            5,439           10,607            9,055
12/31/2008         8,986            5,613           10,686            9,177
 1/31/2009         8,752            5,121           10,708            8,991
 2/28/2009         8,500            4,597           10,725            8,771
 3/31/2009         8,797            4,944           10,768            8,963
 4/30/2009         9,149            5,498           10,776            9,220
 5/31/2009         9,410            5,997           10,798            9,442
 6/30/2009         9,443            5,969           10,807            9,438
 7/31/2009         9,714            6,475           10,833            9,655
 8/31/2009         9,868            6,742           10,860            9,772
 9/30/2009        10,052            7,011           10,885            9,887
10/31/2009         9,997            6,886           10,896            9,850
11/30/2009        10,189            7,168           10,930            9,974
12/31/2009        10,202            7,296           10,906           10,002
 1/31/2010        10,183            6,995           10,934            9,918
 2/28/2010        10,248            7,093           10,968            9,976
 3/31/2010        10,436            7,533           10,967           10,130
 4/30/2010        10,556            7,534           10,965           10,129
 5/31/2010        10,306            6,812           11,009            9,917
 6/30/2010        10,247            6,578           11,021            9,840
 7/31/2010        10,479            7,112           11,045           10,055
 8/31/2010        10,405            6,846           11,070            9,978
 9/30/2010        10,709            7,485           11,063           10,207
10/31/2010        10,867            7,764           11,075           10,310
11/30/2010        10,802            7,596           11,047           10,235
12/31/2010        10,972            8,155           11,053           10,427
 1/31/2011        11,047            8,339           11,053           10,486
 2/28/2011        11,150            8,631           11,050           10,575
 3/31/2011        11,177            8,546           11,044           10,545
 4/30/2011        11,356            8,909           11,063           10,670
 5/31/2011        11,337            8,724           11,093           10,637
 6/30/2011        11,288            8,586           11,098           10,598
 7/31/2011        11,316            8,430           11,110           10,559
 8/31/2011        11,137            7,836           11,174           10,419
 9/30/2011        10,802            7,159           11,173           10,193
10/31/2011        11,162            7,900           11,163           10,450
11/30/2011        11,096            7,707           11,148           10,375
12/31/2011        11,100            7,703           11,211           10,418
 1/31/2012        11,348            8,089           11,242           10,570
 2/29/2012        11,492            8,484           11,257           10,710
 3/31/2012        11,518            8,594           11,253           10,742
 4/30/2012        11,528            8,496           11,263           10,718
 5/31/2012        11,308            7,763           11,259           10,484
 6/30/2012        11,423            8,158           11,272           10,627
 7/31/2012        11,500            8,263           11,292           10,675
 8/31/2012        11,596            8,472           11,319           10,762
 9/30/2012        11,714            8,705           11,332           10,845
10/31/2012        11,705            8,646           11,338           10,831
11/30/2012        11,763            8,757           11,354           10,877
12/31/2012        11,839            8,922           11,363           10,935
 1/31/2013        11,975            9,376           11,366           11,076
 2/28/2013        12,014            9,392           11,380           11,091
 3/31/2013        12,105            9,612           11,388           11,162
 4/30/2013        12,192            9,914           11,411           11,266
 5/31/2013        12,143            9,918           11,398           11,258
 6/30/2013        11,977            9,674           11,385           11,179
 7/31/2013        12,172           10,183           11,406           11,342
 8/31/2013        12,045            9,966           11,402           11,278
 9/30/2013        12,268           10,465           11,424           11,435
10/31/2013        12,424           10,874           11,445           11,563
11/30/2013        12,483           11,068           11,459           11,625
12/31/2013        12,495           11,302           11,450           11,680
 1/31/2014        12,446           10,883           11,473           11,589
 2/28/2014        12,613           11,428           11,482           11,741
 3/31/2014        12,624           11,445           11,482           11,745
 4/30/2014        12,663           11,562           11,492           11,783
 5/31/2014        12,781           11,789           11,508           11,854
 6/30/2014        12,857           12,000           11,516           11,912
 7/31/2014        12,768           11,809           11,517           11,866
 8/31/2014        12,897           12,069           11,534           11,945
 9/30/2014        12,670           11,741           11,534           11,864
10/31/2014        12,758           11,817           11,551           11,895
11/30/2014        12,818           12,054           11,566           11,967
12/31/2014        12,745           11,860           11,560           11,914
 1/31/2015        12,795           11,645           11,597           11,889
 2/28/2015        12,935           12,327           11,590           12,058
 3/31/2015        12,923           12,134           11,607           12,023
 4/30/2015        12,984           12,419           11,610           12,096
 5/31/2015        12,994           12,462           11,618           12,113
 6/30/2015        12,893           12,172           11,616           12,041
 7/31/2015        12,903           12,390           11,628           12,104
 8/31/2015        12,692           11,570           11,626           11,902
 9/30/2015        12,611           11,144           11,647           11,809
10/31/2015        12,822           12,027           11,650           12,045
11/30/2015        12,812           11,967           11,642           12,024
12/31/2015        12,681           11,756           11,641           11,970
 1/31/2016        12,580           11,053           11,689           11,828
 2/29/2016        12,600           10,971           11,705           11,819
 3/31/2016        12,919           11,715           11,715           12,027
 4/30/2016        12,969           11,901           11,723           12,080
 5/31/2016        12,980           11,968           11,724           12,098
 6/30/2016        13,058           11,833           11,771           12,100
 7/31/2016        13,221           12,333           11,771           12,228
 8/31/2016        13,232           12,344           11,766           12,227
 9/30/2016        13,271           12,409           11,784           12,257
10/31/2016        13,178           12,169           11,779           12,194
11/30/2016        13,209           12,344           11,759           12,223
12/31/2016        13,278           12,639           11,779           12,311
 1/31/2017        13,381           12,945           11,787           12,391         Past performance is not predictive of
 2/28/2017        13,505           13,304           11,804           12,491         future performance.
 3/31/2017        13,527           13,445           11,807           12,527         The returns shown do not reflect the
 4/30/2017        13,610           13,644           11,826           12,588         deduction of taxes that a shareholder
 5/31/2017        13,662           13,933           11,841           12,667         would pay on fund distributions or the
 6/30/2017        13,674           13,987           11,834           12,673         redemption of fund shares.
 7/31/2017        13,788           14,321           11,859           12,769         MSCI data copyright MSCI 2017, all
 8/31/2017        13,830           14,342           11,883           12,793         rights reserved.
 9/30/2017        13,873           14,663           11,876           12,859         Citi fixed income indices copyright 2017
10/31/2017        13,977           14,941           11,888           12,929         by Citigroup.
                                                                                    Data includes composite data from
                                                                                    multiple sources; see data descriptions
            AVERAGE ANNUAL          ONE          FIVE          TEN                  for additional details. MSCI data
            TOTAL RETURN            YEAR         YEARS        YEARS                 copyright MSCI 2017, all rights reserved.
            ---------------------------------------------------------------         Citi fixed income indices copyright 2017
                                    6.06%        3.61%        3.40%                 by Citigroup.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 3000(R) Index.................................. 23.98%
         Russell Microcap(R) Index (micro-cap stocks)........... 29.52%
         Russell 2000(R) Index (small-cap stocks)............... 27.85%
         Russell 1000(R) Index (large-cap stocks)............... 23.67%
         Dow Jones U.S. Select REIT Index/SM/...................  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

      Russell 2000(R) Value Index (small-cap value stocks)........ 24.81%
      Russell 2000(R) Growth Index (small-cap growth stocks)...... 31.00%
      Russell 1000(R) Value Index (large-cap value stocks)........ 17.78%
      Russell 1000(R) Growth Index (large-cap growth stocks)...... 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                                      RETURN IN U.S. DOLLARS
                                                      ----------------------
   MSCI World ex USA Index...........................         22.74%
   MSCI World ex USA Small Cap Index.................         25.86%
   MSCI World ex USA Value Index.....................         23.05%
   MSCI World ex USA Growth Index....................         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                   Hong Kong........................    18.75%            18.09%
                   Netherlands......................    25.39%            32.59%
                   Spain............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                        --------------------------------
                                                    RETURN IN U.S. DOLLARS
      -                                             ----------------------
      MSCI Emerging Markets Index..................         26.45%
      MSCI Emerging Markets Small Cap Index........         20.72%
      MSCI Emerging Markets Value Index............         20.70%
      MSCI Emerging Markets Growth Index...........         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2017

   Interest rates in both U.S. and developed international fixed income markets generally increased across their respective yield curves for the 12 months ended October 31, 2017. In the U.S., the yield curve flattened as yields on shorter-term bonds increased more than yields on longer-term bonds. The Eurozone, U.K., and Japan also saw an increase in bond yields across the curve. While longer-term government bonds underperformed shorterterm government bonds, the same was not true for investment grade corporate bonds and municipal bonds. Credit spreads were positive during the period and generally narrowed. As a result, longer-term bonds outperformed shorter-term bonds across the U.S. municipal, U.S. investment grade credit, and developed international fixed income credit markets. In particular, municipal bonds with maturities of 10 years and longer outperformed shorter maturity bonds. In the U.S. investment grade credit and developed international fixed income credit markets, bonds with maturities of 15 years and longer outperformed shorter maturity bonds. For example, the Bloomberg Barclays U.S. Credit Index Long, which contains U.S. credit securities with maturities beyond 10 years, returned 5.81%, while the Bloomberg Barclays U.S. Credit Index 1-5 Years returned 1.70% for the period.

   The one-month U.S. Treasury bill yield increased to 0.98% during the period, while the yield on ten-year U.S. Treasury notes increased to 2.38%.

                                       OCTOBER 31, 2016 OCTOBER 31, 2017 CHANGE
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.17%            0.98%       0.81%
 Ten-Year U.S. Treasury Notes (yield).      1.83%            2.38%       0.55%

----------
Source: Bloomberg

                                         OCTOBER 31, 2016 OCTOBER 31, 2017 CHANGE
                                         ---------------- ---------------- ------
Bloomberg Barclays US Credit Index 1-5
  Years (yield).........................      1.81%            2.24%        0.43%
Bloomberg Barclays US Credit Index Long
  (yield)...............................      4.24%            4.16%       -0.08%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2017, the total return was 0.73% for three-month U.S. Treasury bills, -1.54% for five-year U.S. Treasury notes, and -3.83% for 30-year U.S. Treasury bonds.
----------
Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio to seek the higher expected returns associated with increased credit risk. Credit spreads generally narrowed throughout the 12 months ending October 31, 2017. As a result, the portfolios employing a variable-credit approach increased their allocation to higher-quality bonds and held less than market weight in single-A and BBB-rated bonds.

GLOBAL EQUITY PORTFOLIO

   The Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional that invest in domestic and international equity securities. As of the date of this report, the Portfolio's investments in the domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio's investments in the international equity funds included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2017, total returns were 24.33% for the Portfolio's Institutional Class shares, 23.98% for the Portfolio's Class R2 shares, and 22.77% for the MSCI World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With U.S. and developed ex U.S. small-caps generally outperforming large-caps for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks).

GLOBAL ALLOCATION 60/40 PORTFOLIO

   The Global Allocation 60/40 Portfolio seeks capital appreciation and current income by investing in a combination of other mutual funds managed by Dimensional that invest in equity and fixed income securities. As of the date of this report, the Portfolio's investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, the DFA Five-Year Global Fixed Income Portfolio, the DFA Inflation-Protected Securities Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, the DFA Intermediate-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (the "Fixed Income Underlying Funds," and, collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Equity and Fixed Income Underlying Funds collectively held more than 12,000 equity securities in 44 countries and approximately 1,100 fixed income securities in 20 countries, excluding supranationals.

   For the 12 months ended October 31, 2017, total returns were 14.54% for the Portfolio's Institutional Class shares, 14.21% for the Portfolio's Class R2 shares, and 13.57% for the Portfolio's composite benchmark, a hypothetical composite index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index 1-3 Years (hedged to USD), the Portfolio's primary benchmarks. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities. The Portfolio's equity and fixed income components each outperformed the relevant component of the composite benchmark and contributed to the Portfolio's outperformance relative to the composite benchmark.

   With U.S. and developed ex U.S. small-caps generally outperforming large-caps for the period, the Equity Underlying Funds' inclusion of and emphasis on small-cap stocks contributed positively to performance relative to the equity benchmark (which is mostly composed of large- and mid-cap stocks).

   During the period ended October 31, 2017, interest rates generally increased, while term spreads remained positive for the period and credit spreads narrowed. The Fixed Income Underlying Funds' greater exposure to credit relative to the fixed income component of the benchmark was the primary driver of outperformance during a period in which credit premiums were positive. This was partly offset by the Portfolio's Fixed Income Underlying Funds' longer duration in a period of rising interest rates, which detracted from relative performance.

GLOBAL ALLOCATION 25/75 PORTFOLIO

   The Global Allocation 25/75 Portfolio seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional. The Portfolio allocates the majority of its assets to fixed income funds, but also invests a portion of its assets in domestic and international equity funds. As of the date of this report, the Portfolio's investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds included the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds included the DFA Two-Year Global Fixed Income Portfolio, the DFA Inflation-Protected Securities Portfolio, the DFA Short-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (the "Fixed Income Underlying Funds," and, collectively with the Equity

Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Equity and Fixed Income Underlying Funds collectively held more than 12,000 equity securities in 44 countries and approximately 750 fixed income securities in 19 countries, excluding supranationals.

   For the 12 months ended October 31, 2017, total returns were 6.34% for the Portfolio's Institutional Class shares, 6.06% for the Portfolio's Class R2 shares, and 6.03% for the Portfolio's composite benchmark, hypothetical composite index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years (hedged to USD), the Portfolio's primary benchmarks. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities. The Portfolio's equity and fixed income components each outperformed the relevant component of the composite benchmark and contributed to the Portfolio's outperformance relative to the composite benchmark.

   With U.S. and developed ex U.S. small-caps generally outperforming large-caps for the period, the Equity Underlying Funds' inclusion of and emphasis on small-cap stocks contributed positively to performance relative to the equity benchmark (which is mostly composed of large- and mid-cap stocks).

   The Portfolio's Fixed Income Underlying Funds' greater weight in U.S. dollar-denominated corporate securities contributed positively to performance relative to the fixed income component of the benchmark. During the period, corporate securities outperformed government securities, and the fixed income component of the benchmark only holds government securities. The Fixed Income Underlying Funds' allocation to U.S. TIPS (Treasury Inflation-Protected Securities) detracted from performance relative to the fixed income component of the benchmark, as real interest rates increased during this period and negatively impacted the performance of U.S. TIPS.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          SIX MONTHS ENDED OCTOBER 31, 2017
     EXPENSE TABLES
                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/17  10/31/17    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     GLOBAL EQUITY PORTFOLIO**
     -------------------------
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $1,093.90    0.53%    $2.80
      Institutional Class Shares... $1,000.00 $1,095.30    0.28%    $1.48
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,022.53    0.53%    $2.70
      Institutional Class Shares... $1,000.00 $1,023.79    0.28%    $1.43

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/17  10/31/17    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  GLOBAL ALLOCATION 60/40 PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,059.90    0.54%    $2.80
   Institutional Class Shares......... $1,000.00 $1,060.90    0.29%    $1.51
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.48    0.54%    $2.75
   Institutional Class Shares......... $1,000.00 $1,023.74    0.29%    $1.48

  GLOBAL ALLOCATION 25/75 PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,026.90    0.51%    $2.61
   Institutional Class Shares......... $1,000.00 $1,028.10    0.26%    $1.33
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.63    0.51%    $2.60
   Institutional Class Shares......... $1,000.00 $1,023.89    0.26%    $1.33

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                          AFFILIATED INVESTMENT COMPANIES
                                          -------------------------------
       Global Equity Portfolio...........              100.0%
       Global Allocation 60/40 Portfolio.              100.0%
       Global Allocation 25/75 Portfolio.              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                        SHARES        VALUE+
                                                                      ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................ 150,658,960 $3,148,772,271
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 106,703,485  1,518,390,596
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  47,787,872  1,051,811,059
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  21,906,682    490,271,536
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................   4,652,728    162,798,955
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $4,176,605,357)...........................................              6,372,044,417
                                                                                  --------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.960%
  (Cost $2,499,570)..................................................   2,499,570      2,499,570
                                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $4,179,104,927)...........................................             $6,374,543,987
                                                                                  ==============

At October 31, 2017, Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...    340     12/15/17  $43,728,834 $43,735,900     $7,066
                                               ----------- -----------     ------
TOTAL FUTURES CONTRACTS....................... $43,728,834 $43,735,900     $7,066
                                               =========== ===========     ======

Summary of the Global Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                            LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                         -------------- ------- ------- --------------
Affiliated Investment Companies......... $6,372,044,417   --      --    $6,372,044,417
Temporary Cash Investments..............      2,499,570   --      --         2,499,570
Futures Contracts**.....................          7,066   --      --             7,066
                                         --------------   --      --    --------------
TOTAL................................... $6,374,551,053   --      --    $6,374,551,053
                                         ==============   ==      ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                         SHARES       VALUE+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 54,497,149 $1,138,990,404
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 59,285,234    572,695,359
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 39,521,685    562,393,584
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 35,205,512    381,979,800
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................. 17,353,315    381,946,465
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 17,523,048    190,125,067
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 17,208,102    189,805,362
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................  8,130,045    181,950,413
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  9,236,538     94,397,418
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  7,972,662     93,997,682
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  1,691,603     59,189,198
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,022,738,513)............................................            $3,847,470,752
                                                                                  ==============

Summary of the Global Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                    LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                 -------------- ------- ------- --------------
  Affiliated Investment
   Companies.................... $3,847,470,752   --      --    $3,847,470,752
                                 --------------   --      --    --------------
  TOTAL......................... $3,847,470,752   --      --    $3,847,470,752
                                 ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 25,235,808 $252,105,726
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 23,214,040  251,872,338
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................  4,969,204  103,856,359
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................  7,851,206   92,565,723
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,601,431   51,248,367
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  1,580,306   34,782,545
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  3,274,633   33,466,748
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    755,724   16,913,095
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................    153,664    5,376,698
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $742,176,905).............................................            $842,187,599
                                                                                 ============

Summary of the Global Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -----------------------------------------
                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                   ------------ ------- ------- ------------
    Affiliated Investment
     Companies.................... $842,187,599   --      --    $842,187,599
                                   ------------   --      --    ------------
    TOTAL......................... $842,187,599   --      --    $842,187,599
                                   ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                      GLOBAL          GLOBAL
                                    GLOBAL EQUITY   ALLOCATION      ALLOCATION
                                      PORTFOLIO   60/40 PORTFOLIO 25/75 PORTFOLIO
                                    ------------- --------------- ---------------
ASSETS:
Investments in Affiliated
 Investment Companies at Value..... $  6,372,044   $  3,847,471    $    842,188
Temporary Cash Investments at
 Value & Cost......................        2,500             --              --
Receivables:
 Affiliated Investment Companies
   Sold............................       43,639          1,511             277
 Interest..........................            2              1              --
 Fund Shares Sold..................        5,647          2,393           1,006
 Futures Margin Variation..........            7             --              --
Prepaid Expenses and Other Assets..           55             59              13
                                    ------------   ------------    ------------
     Total Assets..................    6,423,894      3,851,435         843,484
                                    ------------   ------------    ------------
LIABILITIES:
Payables:
 Fund Shares Redeemed..............        2,630          3,868             350
 Due to Advisor....................          215            149              32
 Line of Credit....................           --            975             606
Accrued Expenses and Other
 Liabilities.......................          317            193              48
                                    ------------   ------------    ------------
     Total Liabilities.............        3,162          5,185           1,036
                                    ------------   ------------    ------------
NET ASSETS......................... $  6,420,732   $  3,846,250    $    842,448
                                    ============   ============    ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net
 assets of $30,644; $6,902 and
 $902 and shares outstanding of
 1,352,159; 384,752 and 67,123,
 respectively...................... $      22.66   $      17.94    $      13.44
                                    ============   ============    ============
NUMBER OF SHARES AUTHORIZED........  500,000,000    300,000,000     300,000,000
                                    ============   ============    ============
Institutional Class Shares --
 based on net assets of
 $6,390,088; $3,839,348 and
 $841,546 and shares outstanding
 of 283,627,206; 215,211,520 and
 62,450,642, respectively.......... $      22.53   $      17.84    $      13.48
                                    ============   ============    ============
NUMBER OF SHARES AUTHORIZED........  700,000,000    500,000,000     300,000,000
                                    ============   ============    ============
Investments in Affiliated
 Investment Companies at Cost...... $  4,176,605   $  3,022,739    $    742,177
                                    ------------   ------------    ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................... $  4,344,959   $  3,038,775    $    747,242
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income).........         (125)           (78)             27
Accumulated Net Realized Gain
 (Loss)............................     (119,548)       (17,179)         (4,832)
Net Unrealized Appreciation
 (Depreciation)....................    2,195,446        824,732         100,011
                                    ------------   ------------    ------------
NET ASSETS......................... $  6,420,732   $  3,846,250    $    842,448
                                    ============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                    GLOBAL          GLOBAL
                                  GLOBAL EQUITY   ALLOCATION      ALLOCATION
                                    PORTFOLIO   60/40 PORTFOLIO 25/75 PORTFOLIO
                                  ------------- --------------- ---------------
INVESTMENT INCOME
 Net Investment Income
   Received from Affiliated
   Investment Companies
   Income Distributions..........  $  107,456      $ 64,954         $12,306
                                   ----------      --------         -------
     Total Investment Income
      Received from
      Affiliated Investment
      Companies..................     107,456        64,954          12,306
                                   ----------      --------         -------
FUND INVESTMENT INCOME
 Dividends.......................          17            11               3
                                   ----------      --------         -------
FUND EXPENSES
 Investment Management Fees......      17,017         8,783           1,587
 Accounting & Transfer Agent
   Fees..........................         184            97              26
 Custodian Fees..................           1             1               1
 Shareholder Servicing Fees
   -- Class R2 Shares............          68            16               2
 Filing Fees.....................         172           139              64
 Shareholders' Reports...........         164            91              21
 Directors'/Trustees' Fees &
   Expenses......................          55            34               8
 Professional Fees...............          40            25               6
 Other...........................          23            22               7
                                   ----------      --------         -------
     Total Expenses..............      17,724         9,208           1,722
                                   ----------      --------         -------
 Fees Waived, (Expenses
   Reimbursed), and/or
   Previously Waived Fees
   Recovered by Advisor (Note
   C)
   Institutional Class Shares....     (15,209)       (7,445)         (1,272)
   Class R2 Shares...............         (73)          (14)             (1)
                                   ----------      --------         -------
 Net Expenses....................       2,442         1,749             449
                                   ----------      --------         -------
 NET INVESTMENT INCOME (LOSS)....     105,031        63,216          11,860
                                   ----------      --------         -------
REALIZED AND UNREALIZED GAIN
 (LOSS)
 Capital Gain Distributions
   Received from Affiliated
   Investment Companies..........      21,988         9,719           1,092
 Net Realized Gain (Loss) on:
   Investment Companies
     Shares Sold.................          27            23               3
   Affiliated Investment
     Companies Shares Sold.......       8,670           625           1,570
 Change in Unrealized
   Appreciation
   (Depreciation) of:
   Affiliated Investment
     Companies Shares............   1,075,454       397,790          34,194
   Futures.......................           7            --              --
                                   ----------      --------         -------
 NET REALIZED AND UNREALIZED
   GAIN (LOSS)...................   1,106,146       408,157          36,859
                                   ----------      --------         -------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS......................  $1,211,177      $471,373         $48,719
                                   ==========      ========         =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       GLOBAL ALLOCATION 60/40 GLOBAL ALLOCATION 25/75
                                               GLOBAL EQUITY PORTFOLIO        PORTFOLIO              PORTFOLIO
                                               ----------------------  ----------------------  ----------------------
                                                  YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                  2017        2016        2017        2016        2017        2016
                                               ----------  ----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $  105,031  $   89,447  $   63,216  $   57,596  $  11,860   $  10,883
  Capital Gain Distributions Received from
   Affiliated Investment Companies............     21,988      51,451       9,719      22,681      1,092       2,512
  Net Realized Gain (Loss) on:
    Investment Securities Sold................         27     (13,593)         23     (18,760)         3        (922)
    Affiliated Investment Companies
     Shares Sold..............................      8,670          --         625          --      1,570          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Affiliated Investment Companies
     Shares...................................  1,075,454      46,736     397,790      57,880     34,194       8,968
    Futures...................................          7          --          --          --         --          --
                                               ----------  ----------  ----------  ----------  ---------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................  1,211,177     174,041     471,373     119,397     48,719      21,441
                                               ----------  ----------  ----------  ----------  ---------   ---------
Distributions From:
  Net Investment Income:
    Class R2 Shares...........................       (448)       (928)       (103)       (109)       (12)         (9)
    Institutional Class Shares................   (104,823)    (88,883)    (63,700)    (58,073)   (12,219)    (10,168)
  Net Short-Term Gains:
  Net Long-Term Gains:
    Class R2 Shares...........................         --          --          (9)         --         (3)         --
    Institutional Class Shares................         --          --      (4,870)         --     (2,544)         (7)
                                               ----------  ----------  ----------  ----------  ---------   ---------
     Total Distributions......................   (105,271)    (89,811)    (68,682)    (58,182)   (14,778)    (10,184)
                                               ----------  ----------  ----------  ----------  ---------   ---------
Capital Share Transactions:
  Shares Issued...............................  1,397,796   1,237,609   1,037,853     976,894    228,286     177,650
  Shares Issued in Lieu of Cash
   Distributions..............................    104,442      89,070      67,662      57,170     14,716      10,153
  Shares Redeemed.............................   (988,697)   (991,702)   (760,979)   (955,941)  (161,801)   (184,254)
                                               ----------  ----------  ----------  ----------  ---------   ---------
     Net Increase (Decrease) from Capital
      Share Transactions......................    513,541     334,977     344,536      78,123     81,201       3,549
                                               ----------  ----------  ----------  ----------  ---------   ---------
     Total Increase (Decrease) in Net
      Assets..................................  1,619,447     419,207     747,227     139,338    115,142      14,806
NET ASSETS
  Beginning of Year...........................  4,801,285   4,382,078   3,099,023   2,959,685    727,306     712,500
                                               ----------  ----------  ----------  ----------  ---------   ---------
  End of Year................................. $6,420,732  $4,801,285  $3,846,250  $3,099,023  $ 842,448   $ 727,306
                                               ==========  ==========  ==========  ==========  =========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................... $     (125) $      (90) $      (78) $    1,120  $      27   $     549

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                CLASS R2 SHARES

                                         GLOBAL EQUITY PORTFOLIO-CLASS R2 SHARES
                                      --------------------------------------------
                                        YEAR     YEAR     YEAR      YEAR     YEAR
                                       ENDED    ENDED    ENDED     ENDED    ENDED
                                      OCT. 31, OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                        2017     2016     2015      2014     2013
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $ 18.58  $ 18.32  $ 18.66   $ 17.44   $13.78
                                      -------  -------  -------   -------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....    0.34     0.34     0.31      0.28     0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........    4.08     0.26    (0.34)     1.24     3.67
                                      -------  -------  -------   -------   ------
   Total from Investment Operations..    4.42     0.60    (0.03)     1.52     3.94
------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............   (0.34)   (0.34)   (0.31)    (0.30)   (0.28)
 Net Realized Gains..................      --       --       --        --       --
                                      -------  -------  -------   -------   ------
   Total Distributions...............   (0.34)   (0.34)   (0.31)    (0.30)   (0.28)
------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $ 22.66  $ 18.58  $ 18.32   $ 18.66   $17.44
===================================   ======== ======== ========  ======== ========
Total Return.........................   23.98%    3.37%   (0.16)%    8.73%   28.87%
------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $30,644  $19,844  $50,269   $10,109   $5,517
Ratio of Expenses to Average Net
 Assets (B)..........................    0.55%    0.55%    0.57%     0.56%    0.57%
Ratio of Expenses to Average Net
 Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor)
 (B).................................    0.82%    0.83%    0.86%     0.85%    0.87%
Ratio of Net Investment Income to
 Average Net Assets..................    1.62%    1.89%    1.67%     1.54%    1.76%
------------------------------------------------------------------------------------

                                      GLOBAL ALLOCATION 60/40 PORTFOLIO-CLASS R2 SHARES
                                      --------------------------------------------
                                        YEAR         YEAR     YEAR      YEAR     YEAR
                                       ENDED        ENDED    ENDED     ENDED    ENDED
                                      OCT. 31,     OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                        2017         2016     2015      2014     2013
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...  $15.99       $15.70   $16.01    $15.32  $ 13.40
                                       ------       ------   ------    ------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....    0.26         0.26     0.26      0.22     0.24
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........    1.99         0.33    (0.31)     0.67     1.93
                                       ------       ------   ------    ------  -------
   Total from Investment Operations..    2.25         0.59    (0.05)     0.89     2.17
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............   (0.28)       (0.30)   (0.26)    (0.20)   (0.25)
 Net Realized Gains..................   (0.02)          --       --        --       --
                                       ------       ------   ------    ------  -------
   Total Distributions...............   (0.30)       (0.30)   (0.26)    (0.20)   (0.25)
---------------------------------------------------------------------------------------
Net Asset Value, End of Year.........  $17.94       $15.99   $15.70    $16.01  $ 15.32
===================================   ========     ======== ========  ======== ========
Total Return.........................   14.21%        3.86%   (0.27)%    5.85%   16.35%
---------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..  $6,902       $5,793   $5,455    $3,259  $14,140
Ratio of Expenses to Average Net
 Assets (B)..........................    0.53%        0.53%    0.54%     0.54%    0.54%
Ratio of Expenses to Average Net
 Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor)
 (B).................................    0.74%        0.75%    0.77%     0.77%    0.77%
Ratio of Net Investment Income to
 Average Net Assets..................    1.56%        1.67%    1.61%     1.42%    1.71%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                CLASS R2 SHARES

                                  GLOBAL ALLOCATION 25/75 PORTFOLIO-CLASS R2 SHARES
                                  ------------------------------------------------
                                    YEAR      YEAR      YEAR      YEAR      YEAR
                                   ENDED     ENDED     ENDED     ENDED     ENDED
                                  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                    2017      2016      2015      2014      2013
  ---------------------------------------------------------------------------------
  Net Asset Value, Beginning of
   Year..........................  $12.89    $12.74    $12.93    $12.75    $12.16
                                   ------    ------    ------    ------    ------
  Income from Investment
   Operations
  ----------------------
   Net Investment Income (Loss)
     (A).........................    0.16      0.16      0.14      0.14      0.16
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).................    0.61      0.19     (0.08)     0.20      0.58
                                   ------    ------    ------    ------    ------
     Total from Investment
      Operations.................    0.77      0.35      0.06      0.34      0.74
  ---------------------------------------------------------------------------------
  Less Distributions
  ------------------
   Net Investment Income.........   (0.18)    (0.20)    (0.23)    (0.13)    (0.15)
   Net Realized Gains............   (0.04)       --     (0.02)    (0.03)       --
                                   ------    ------    ------    ------    ------
     Total Distributions.........   (0.22)    (0.20)    (0.25)    (0.16)    (0.15)
  ---------------------------------------------------------------------------------
  Net Asset Value, End of Year...  $13.44    $12.89    $12.74    $12.93    $12.75
  =============================   ========= ========= ========= ========= =========
  Total Return...................    6.06%     2.78%     0.50%     2.69%     6.15%
  ---------------------------------------------------------------------------------
  Net Assets, End of Year
   (thousands)...................  $  902    $  848    $  428    $  183    $2,215
  Ratio of Expenses to Average
   Net Assets (B)................    0.51%     0.50%     0.51%     0.52%     0.53%
  Ratio of Expenses to Average
   Net Assets (Fees (Waived),
   (Expenses Reimbursed),
   and/or Previously Waived
   Fees Recovered by Advisor)
   (B)...........................    0.67%     0.67%     0.68%     0.69%     0.70%
  Ratio of Net Investment
   Income to Average Net Assets..    1.26%     1.22%     1.12%     1.09%     1.28%
  ---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INSTITUTIONAL CLASS SHARES

                                          GLOBAL EQUITY PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                      ----------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2017        2016        2015        2014        2013
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    18.46  $    18.17  $    18.51  $    17.30  $    13.67
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.38        0.36        0.35        0.34        0.31
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       4.07        0.29       (0.34)       1.21        3.63
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..       4.45        0.65        0.01        1.55        3.94
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.38)      (0.36)      (0.35)      (0.34)      (0.31)
 Net Realized Gains..................         --          --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.38)      (0.36)      (0.35)      (0.34)      (0.31)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    22.53  $    18.46  $    18.17  $    18.51  $    17.30
===================================   ==========  ==========  ==========  ==========  ==========
Total Return.........................      24.33%       3.65%       0.07%       9.03%      29.19%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $6,390,088  $4,781,441  $4,331,809  $3,822,287  $3,018,911
Ratio of Expenses to Average Net
 Assets (B)..........................       0.30%       0.30%       0.31%       0.31%       0.31%
Ratio of Expenses to Average Net
 Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)........................       0.57%       0.58%       0.60%       0.60%       0.61%
Ratio of Net Investment Income to
 Average Net Assets..................       1.85%       1.99%       1.90%       1.87%       2.02%
--------------------------------------------------------------------------------------------------

                                      GLOBAL ALLOCATION 60/40 PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                      ----------------------------------------------------------
                                         YEAR         YEAR        YEAR        YEAR        YEAR
                                        ENDED        ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2017         2016        2015        2014        2013
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    15.89   $    15.57  $    15.88  $    15.24  $    13.33
                                      ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.30         0.30        0.31        0.27        0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.98         0.33       (0.31)       0.65        1.92
                                      ----------   ----------  ----------  ----------  ----------
   Total from Investment Operations..       2.28         0.63          --        0.92        2.19
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.31)       (0.31)      (0.31)      (0.28)      (0.28)
 Net Realized Gains..................      (0.02)          --          --          --          --
                                      ----------   ----------  ----------  ----------  ----------
   Total Distributions...............      (0.33)       (0.31)      (0.31)      (0.28)      (0.28)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    17.84   $    15.89  $    15.57  $    15.88  $    15.24
===================================   ==========   ==========  ==========  ==========  ==========
Total Return.........................      14.54%        4.09%         --%       6.08%      16.65%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $3,839,348   $3,093,230  $2,954,230  $2,616,515  $1,847,771
Ratio of Expenses to Average Net
 Assets (B)..........................       0.28%        0.28%       0.29%       0.29%       0.29%
Ratio of Expenses to Average Net
 Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)........................       0.49%        0.50%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
 Average Net Assets..................       1.80%        1.93%       1.93%       1.70%       1.93%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          INSTITUTIONAL CLASS SHARES

                                      GLOBAL ALLOCATION 25/75 PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                      -----------------------------------------------------------
                                        YEAR         YEAR        YEAR        YEAR        YEAR
                                       ENDED        ENDED       ENDED       ENDED       ENDED
                                      OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                        2017         2016        2015        2014        2013
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $  12.92     $  12.72    $  12.89    $  12.69    $  12.11
                                       --------     --------    --------    --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....     0.20         0.19        0.20        0.17        0.18
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........     0.60         0.19       (0.10)       0.24        0.59
                                       --------     --------    --------    --------    --------
   Total from Investment Operations..     0.80         0.38        0.10        0.41        0.77
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............    (0.20)       (0.18)      (0.25)      (0.18)      (0.19)
 Net Realized Gains..................    (0.04)          --       (0.02)      (0.03)         --
                                       --------     --------    --------    --------    --------
   Total Distributions...............    (0.24)       (0.18)      (0.27)      (0.21)      (0.19)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $  13.48     $  12.92    $  12.72    $  12.89    $  12.69
===================================   ===========  ==========  ==========  ==========  ==========
Total Return.........................     6.34%        3.04%       0.79%       3.30%       6.38%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $841,546     $726,458    $712,072    $673,375    $557,112
Ratio of Expenses to Average Net
 Assets (B)..........................     0.26%        0.25%       0.26%       0.27%       0.27%
Ratio of Expenses to Average Net
 Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)........................     0.42%        0.42%       0.43%       0.44%       0.44%
Ratio of Net Investment Income to
 Average Net Assets..................     1.49%        1.53%       1.58%       1.36%       1.47%
--------------------------------------------------------------------------------------------------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fourteen portfolios, three of which, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Underlying Funds"). At October 31, 2017, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                                 PERCENTAGE
                                                                                  OWNERSHIP
FUND OF FUNDS                      UNDERLYING FUNDS                              AT 10/31/17
-------------                      ----------------                              -----------
Global Equity Portfolio            U.S. Core Equity 1 Portfolio (IDG)                 5%
                                   U.S. Core Equity 2 Portfolio (IDG)                14%
                                   DFA Real Estate Securities Portfolio (IDG)         2%
                                   International Core Equity Portfolio (IDG)          6%
                                   Emerging Markets Core Equity Portfolio (IDG)       2%
Global Allocation 60/40 Portfolio  U.S. Core Equity 1 Portfolio (IDG)                 2%
                                   U.S. Core Equity 2 Portfolio (IDG)                 5%
                                   DFA Real Estate Securities Portfolio (IDG)         1%
                                   International Core Equity Portfolio (IDG)          2%
                                   Emerging Markets Core Equity Portfolio (IDG)       1%
                                   DFA Selectively Hedged Global Fixed Income        50%
                                     Portfolio (IDG)
                                   DFA Five-Year Global Fixed Income Portfolio        1%
                                     (IDG)
                                   DFA Inflation-Protected Securities Portfolio       2%
                                     (IDG)
                                   DFA Short-Term Extended Quality Portfolio          7%
                                     (IDG)
                                   DFA Intermediate-Term Extended Quality            11%
                                     Portfolio (IDG)
                                   DFA World ex U.S. Government Fixed Income         10%
                                     Portfolio (IDG)
Global Allocation 25/75 Portfolio  U.S. Core Equity 1 Portfolio (IDG)                --*
                                   U.S. Core Equity 2 Portfolio (IDG)                --*
                                   DFA Real Estate Securities Portfolio (IDG)        --*
                                   International Core Equity Portfolio (IDG)         --*
                                   Emerging Markets Core Equity Portfolio (IDG)      --*

                                                                                 PERCENTAGE
                                                                                  OWNERSHIP
FUND OF FUNDS                      UNDERLYING FUNDS                              AT 10/31/17
-------------                      ----------------                              -----------
Global Allocation 25/75 Portfolio  DFA Two-Year Global Fixed Income Portfolio        5%
                                     (IDG)
                                   DFA Inflation-Protected Securities Portfolio      2%
                                     (IDG)
                                   DFA Short-Term Extended Quality Portfolio         5%
                                     (IDG)
                                   DFA World ex U.S. Government Fixed Income         4%
                                     Portfolio (IDG)

* Amounts designated as -- are less than 1%.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Underlying Fund shares held by the Global Funds are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds net assets by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Global Funds.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3.  OTHER:   Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. The Global Equity Portfolio's, Global Allocation 60/40 Portfolio's and Global Allocation 25/75 Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, and 0.20%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   Effective July 21, 2015, pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund's Underlying Funds to the Advisor, except for fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, on an annualized basis (the "Annualized Expense Ratio"), to the expense limitations listed below based on a percentage of average net assets on an annualized basis.

   At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the expense limitations listed below for such class of the Global Fund, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Annualized Expense Ratio of such class of shares of the Global Fund to exceed the expense limitation listed below. Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2017, are reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement.

                                                         PREVIOUSLY       NET WAIVED FEES/
                                         RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                           EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
INSTITUTIONAL             LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
CLASS SHARES                AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
-------------             ---------- ---------------- ----------------- ---------------------
Global Equity Portfolio..    0.27%          --             $39,814             $15,209
Global Allocation 60/40
  Portfolio..............    0.25%          --              20,580               7,445
Global Allocation 25/75
  Portfolio..............    0.22%          --               3,639               1,272

CLASS R2 SHARES
---------------
Global Equity Portfolio..    0.27%          --                 292                  73
Global Allocation 60/40
  Portfolio..............    0.25%          --                  37                  14
Global Allocation 25/75
  Portfolio..............    0.22%          --                   3                   1

   Prior to July 21, 2015, in order to limit the total administration and management fees received by the Advisor, the Advisor had agreed to waive the administration fee each Global Fund paid to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by a class of each Global Fund and management fees paid by each Global Fund's Underlying Funds to the Advisor to the expense limitations listed above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 Global Equity Portfolio................. $125
                 Global Allocation 60/40 Portfolio.......   77
                 Global Allocation 25/75 Portfolio.......   19

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Global Funds' transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                               NET REALIZED                                     DIVIDEND   CAPITAL GAIN
                                               GAIN/(LOSS)    CHANGE IN                        INCOME FROM DISTRIBUTIONS
                                               ON SALES OF   UNREALIZED              SHARES AS AFFILIATED      FROM
               BALANCE AT PURCHASES  PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT    OF     INVESTMENT   AFFILIATED
                10/31/16   AT COST  FROM SALES  INVESTMENT  DEPRECIATION   10/31/17  10/31/17   COMPANIES   INVESTMENT
-              ---------- --------- ---------- ------------ ------------- ---------- --------- ----------- -------------
GLOBAL EQUITY PORTFOLIO
U.S. Core
  Equity 2
  Portfolio... $2,372,851 $284,613   $40,621      $   21      $531,908    $3,148,772  150,659    $45,149      $17,124
International
  Core Equity
  Portfolio...  1,154,053  143,016    59,170       5,487       275,004     1,518,390  106,703     33,977           --

                                                 NET REALIZED                                     DIVIDEND   CAPITAL GAIN
                                                 GAIN/(LOSS)    CHANGE IN                        INCOME FROM DISTRIBUTIONS
                                                 ON SALES OF   UNREALIZED              SHARES AS AFFILIATED      FROM
                 BALANCE AT PURCHASES  PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT    OF     INVESTMENT   AFFILIATED
                  10/31/16   AT COST  FROM SALES  INVESTMENT  DEPRECIATION   10/31/17  10/31/17   COMPANIES   INVESTMENT
-                ---------- --------- ---------- ------------ ------------- ---------- --------- ----------- -------------
U.S. Core
  Equity 1
  Portfolio..... $  790,973 $ 79,789   $  2,192     $    4     $  183,238   $1,051,811   47,788   $ 15,966      $ 3,742
Emerging
  Markets Core
  Equity
  Portfolio.....    362,802   60,908     19,605      3,312         82,855      490,272   21,907      8,457           --
DFA Real Estate
  Securities
  Portfolio.....    121,291   42,430      3,218       (153)         2,449      162,799    4,653      3,907        1,122
                 ---------- --------   --------     ------     ----------   ----------  -------   --------      -------
TOTAL........... $4,801,970 $610,756   $124,806     $8,671     $1,075,454   $6,372,044  331,710   $107,456      $21,988

GLOBAL ALLOCATION 60/40 PORTFOLIO
U.S. Core
  Equity 2
  Portfolio..... $  917,724 $ 76,520   $ 56,408     $1,321     $  199,833   $1,138,990   54,497   $ 16,887      $ 6,626
DFA Selectively
  Hedged
  Global Fixed
  Income
  Portfolio.....    466,482  122,786     14,168       (835)        (1,570)     572,695   59,285      7,648           --
International
  Core Equity
  Portfolio.....    445,010   28,316     15,082        414        103,736      562,394   39,522     12,617           --
DFA Short-Term
  Extended
  Quality
  Portfolio.....    311,500   79,206      7,578        (80)        (1,068)     381,980   35,205      5,711            1
U.S. Core
  Equity 1
  Portfolio.....    305,721   12,975      5,838        133         68,955      381,946   17,353      5,984        1,449
DFA
  Intermediate-
  Term
  Extended
  Quality
  Portfolio.....    155,823   39,283      3,975       (162)          (844)     190,125   17,523      5,163          263
DFA Five-Year
  Global Fixed
  Income
  Portfolio.....    156,288   37,361      2,370        (57)        (1,417)     189,805   17,208      2,834          593
Emerging
  Markets Core
  Equity
  Portfolio.....    139,778   10,659        135         (2)        31,649      181,950    8,130      3,111           --
DFA World
  ex U.S.
  Government
  Fixed Income
  Portfolio.....     77,173   19,353      1,508        (73)          (547)      94,398    9,237      1,876          180

                                                 NET REALIZED                                     DIVIDEND   CAPITAL GAIN
                                                 GAIN/(LOSS)    CHANGE IN                        INCOME FROM DISTRIBUTIONS
                                                 ON SALES OF   UNREALIZED              SHARES AS AFFILIATED      FROM
                 BALANCE AT PURCHASES  PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT    OF     INVESTMENT   AFFILIATED
                  10/31/16   AT COST  FROM SALES  INVESTMENT  DEPRECIATION   10/31/17  10/31/17   COMPANIES   INVESTMENT
-                ---------- --------- ---------- ------------ ------------- ---------- --------- ----------- -------------
DFA Inflation-
  Protected
  Securities
  Portfolio..... $   78,338 $ 18,757   $  1,264     $  (33)     $ (1,799)   $   93,998    7,973    $ 1,686      $  190
DFA Real Estate
  Securities
  Portfolio.....     45,885   12,455         12         (1)          862        59,189    1,692      1,437         417
                 ---------- --------   --------     ------      --------    ----------  -------    -------      ------
TOTAL........... $3,099,722 $457,671   $108,338     $  625      $397,790    $3,847,471  267,625    $64,954      $9,719

GLOBAL ALLOCATION 25/75 PORTFOLIO
DFA Two-Year
  Global Fixed
  Income
  Portfolio..... $  218,121 $ 37,319   $  3,426     $  (97)     $    189    $  252,106   25,236    $ 2,209      $   --
DFA Short-Term
  Extended
  Quality
  Portfolio.....    217,869   39,250      4,370        (41)         (836)      251,872   23,214      3,887          --
U.S. Core
  Equity 2
  Portfolio.....     89,772   10,058     15,147        998        18,175       103,856    4,969      1,594         640
DFA Inflation-
  Protected
  Securities
  Portfolio.....     80,191   16,732      2,433        (53)       (1,871)       92,566    7,851      1,707         200
International
  Core Equity
  Portfolio.....     43,705    3,468      5,837        408         9,504        51,248    3,601      1,195          --
U.S. Core
  Equity 1
  Portfolio.....     30,014    1,985      3,825        331         6,278        34,783    1,580        569         142
DFA World ex
  U.S.
  Government
  Fixed Income
  Portfolio.....     28,927    5,532        696        (26)         (270)       33,467    3,275        713          69
Emerging
  Markets Core
  Equity
  Portfolio.....     13,751      724        555         51         2,942        16,913      756        293          --
DFA Real Estate
  Securities
  Portfolio.....      4,544      868        117         (1)           83         5,377      154        139          41
                 ---------- --------   --------     ------      --------    ----------  -------    -------      ------
TOTAL........... $  726,894 $115,936   $ 36,406     $1,570      $ 34,194    $  842,188   70,636    $12,306      $1,092

F. FEDERAL INCOME TAXES:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to passive foreign investment companies, short term distributions received from underlying RICs, return of capital, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    INCREASE       INCREASE
                                                   (DECREASE)     (DECREASE)
                                    INCREASE     UNDISTRIBUTED   ACCUMULATED
                                   (DECREASE)    NET INVESTMENT  NET REALIZED
                                 PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                 --------------- -------------- --------------
  Global Equity Portfolio.......     $2,067          $ 205         $(2,272)
  Global Allocation 60/40
    Portfolio...................        834           (611)           (223)
  Global Allocation 25/75
    Portfolio...................        169           (151)            (18)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    Global Equity Portfolio
    2016..............................    $ 89,811           --     $ 89,811
    2017..............................     105,271           --      105,271
    Global Allocation 60/40 Portfolio
    2016..............................      58,182           --       58,182
    2017..............................      63,803       $4,879       68,682
    Global Allocation 25/75 Portfolio
    2016..............................      10,177            7       10,184
    2017..............................      12,231        2,546       14,777

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                NET INVESTMENT
                                  INCOME AND
                                  SHORT-TERM     LONG-TERM
                                CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                -------------- ------------- -------
           Global Equity
             Portfolio.........     $(102)        $(1,965)   $(2,067)
           Global Allocation
             60/40 Portfolio...      (717)           (117)      (834)
           Global Allocation
             25/75 Portfolio...      (143)            (27)      (170)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
Global Equity Portfolio                $  459        $20,723         --         $2,054,717    $2,075,899
Global Allocation 60/40 Portfolio       1,059         10,403         --            796,092       807,554
Global Allocation 25/75 Portfolio         317          2,243         --             92,665        95,225

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Global Funds did not have any capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2017, the Global Funds utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                Global Equity Portfolio................. $8,266

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 NET
                                                                              UNREALIZED
                                        FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                        TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                       ---------- ------------ ------------ --------------
Global Equity Portfolio............... $4,319,834  $2,054,717         --      $2,054,717
Global Allocation 60/40 Portfolio.....  3,051,379     805,514    $(9,423)        796,091
Global Allocation 25/75 Portfolio.....    749,522      93,943     (1,278)         92,665

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   1. FUTURES CONTRACTS: The Global Equity Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Global Equity Portfolio. The Global Equity Portfolio, however, does not intend to sell futures contracts to establish short positions in indvidual securities. Upon Entering into a futures contract, the Global Equity Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum

"initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Global Equity Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Global Equity Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Global Equity Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Global Equity Portfolio to equity price risk from those futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                    FUTURES
                                                    -------
                     Global Equity Portfolio....... $3,364

   The following is a summary of the location of derivatives on the Global Equity Portfolio's Statement of Assets and Liabilities as of October 31, 2017:

                                      LOCATION ON THE STATEMENTS OF
                                         ASSETS AND LIABILITIES
                                      -----------------------------
            DERIVATIVE TYPE                ASSET DERIVATIVES
            ---------------           -----------------------------
            Equity contracts              Receivables: Futures
                                            Margin Variation

   The following is a summary of the Global Equity Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                              ASSET DERIVATIVES VALUE
                                            ---------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2017 CONTRACTS*
                                            ---------------- ----------
        Global Equity Portfolio............        $7            $7

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Global Equity Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2017:

           DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
           ---------------   --------------------------------------
           Equity Contracts    Change in Unrealized Appreciation
                                 (Depreciation) of: Futures

   The following is a summary of the change in unrealized gains and losses from the Global Equity Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION) ON
                                                  DERIVATIVES
                                                ------------------------------
                                                               EQUITY
                                                TOTAL         CONTRACTS
                                                -----         ---------
                 Global Equity Portfolio.......  $7              $7

H. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                YEAR                 YEAR
                                                               ENDED                ENDED
                                                              OCT. 31,             OCT. 31,
                                                                2017                 2016
                                                        -------------------  -------------------
                                                          AMOUNT     SHARES    AMOUNT     SHARES
                                                        ----------  -------  ----------  -------
GLOBAL EQUITY PORTFOLIO
Class R2 Shares
  Shares Issued........................................ $   12,705      619  $   10,106      572
  Shares Issued in Lieu of Cash Distributions..........        448       21         928       52
  Shares Redeemed......................................     (7,548)    (356)    (41,925)  (2,300)
                                                        ----------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares............. $    5,605      284  $  (30,891)  (1,676)
                                                        ==========  =======  ==========  =======
Institutional Class Shares
  Shares Issued........................................ $1,385,091   67,015  $1,227,503   69,158
  Shares Issued in Lieu of Cash Distributions..........    103,994    4,999      88,142    4,936
  Shares Redeemed......................................   (981,149) (47,345)   (949,777) (53,503)
                                                        ----------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares.. $  507,936   24,669  $  365,868   20,591
                                                        ==========  =======  ==========  =======

                                                                YEAR                YEAR
                                                               ENDED                ENDED
                                                              OCT. 31,            OCT. 31,
                                                                2017                2016
                                                        -------------------  ------------------
                                                          AMOUNT     SHARES    AMOUNT    SHARES
                                                        ----------  -------  ---------  -------
GLOBAL ALLOCATION 60/40 PORTFOLIO
Class R2 Shares
  Shares Issued........................................ $    1,184       70  $   1,147       74
  Shares Issued in Lieu of Cash Distributions..........        112        7        109        7
  Shares Redeemed......................................       (920)     (54)    (1,041)     (66)
                                                        ----------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............. $      376       23  $     215       15
                                                        ==========  =======  =========  =======
Institutional Class Shares
  Shares Issued........................................ $1,036,669   61,437  $ 975,747   63,046
  Shares Issued in Lieu of Cash Distributions..........     67,550    4,035     57,061    3,699
  Shares Redeemed......................................   (760,059) (44,909)  (954,900) (61,872)
                                                        ----------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares.. $  344,160   20,563  $  77,908    4,873
                                                        ==========  =======  =========  =======

GLOBAL ALLOCATION 25/75 PORTFOLIO
Class R2 Shares
  Shares Issued........................................ $      127        9  $     803       63
  Shares Issued in Lieu of Cash Distributions..........         15        1          9        1
  Shares Redeemed......................................       (125)      (9)      (402)     (32)
                                                        ----------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............. $       17        1  $     410       32
                                                        ==========  =======  =========  =======
Institutional Class Shares
  Shares Issued........................................ $  228,159   17,359  $ 176,847   13,920
  Shares Issued in Lieu of Cash Distributions..........     14,701    1,127     10,144      798
  Shares Redeemed......................................   (161,676) (12,281)  (183,852) (14,472)
                                                        ----------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares.. $   81,184    6,205  $   3,139      246
                                                        ==========  =======  =========  =======

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio............     1.69%        $3,859         32         $6        $18,402
Global Allocation 60/40 Portfolio..     1.71%         1,777         70          6         20,738
Global Allocation 25/75 Portfolio..     1.64%           886         42          2          5,462

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that each Global Fund's available line of credit was utilized.

   As of October 31, 2017, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio had loans outstanding in the amount of $975 and $606 (in thousands), respectively.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Global Funds did not utilize the interfund lending program during the year ended October 31, 2017.

J. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the Global Funds' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
Global Equity Portfolio-Class R2 Shares..........................      4             91%
Global Equity Portfolio-Institutional Class Shares...............      3             76%
Global Allocation 60/40 Portfolio-Class R2 Shares................      2             93%
Global Allocation 60/40 Portfolio-Institutional Class Shares.....      4             83%
Global Allocation 25/75 Portfolio-Class R2 Shares................      2             98%
Global Allocation 25/75 Portfolio-Institutional Class Shares.....      4             90%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Global Funds through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (three of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                        % BREAKDOWN OF DISTRIBUTION SOURCES
                                   -------------------------------------------
                                      NET INCOME      ACCUMULATED
                                    FOR THE CURRENT  UNDISTRIBUTED
                                     OR PRECEDING     NET PROFITS
                                   FISCAL YEAR, AND  FROM THE SALE    PAID-IN
                                      ACCUMULATED    OF SECURITIES  SURPLUS OR
                                   UNDISTRIBUTED NET   OR OTHER    OTHER CAPITAL
PORTFOLIO NAME                          INCOME        PROPERTIES      SOURCE
--------------                     ----------------- ------------- -------------
Global Equity Portfolio
   June 29, 2017..................        100%             0%            0%*
   September 28, 2017.............        100%             0%            0%*
Global Allocation 60/40 Portfolio
   June 29, 2017..................        100%             0%            0%*
   September 28, 2017.............         99%             0%            1%
Global Allocation 25/75 Portfolio
   June 29, 2017..................        100%             0%            0%*
   September 28, 2017.............         99%             0%            1%

* Amount is less than 1%

The ultimate consumption of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

                                                                                                                     OTHER
                                                                                                                DIRECTORSHIPS OF
                                                                                             PORTFOLIOS WITHIN      PUBLIC
                                                                                               THE DFA FUND        COMPANIES
NAME, ADDRESS AND                      TERM OF OFFICE/1/ AND   PRINCIPAL OCCUPATION DURING      COMPLEX/2/        HELD DURING
  YEAR OF BIRTH         POSITION       LENGTH OF SERVICE              PAST 5 YEARS               OVERSEEN        PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED TRUSTEES/DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
George M.           Director of        DFAIDG- Since          Leo Melamed Professor of       126 portfolios in       None
Constantinides      DFAIDG and DIG     1983                   Finance, University of         4 investment
University of       Trustee of DFAITC  DIG- Since 1993        Chicago Booth School of        companies
Chicago Booth       and DEM            DFAITC- Since          Business (since 1978).
School of Business                     1992
5807 S. Woodlawn                       DEM- Since 1993
Avenue
Chicago, IL 60637
1947
---------------------------------------------------------------------------------------------------------------------------------
Douglas W.          Director of        DFAIDG- Since          Merton H. Miller               126 portfolios in       None
Diamond             DFAIDG and DIG     June 2017              Distinguished Service          4 investment
University of       Trustee of DFAITC  DIG- Since June        Professor of Finance,          companies
Chicago Booth       and DEM            2017                   University of Chicago Booth
School of Business                     DFAITC- Since June     School of Business (since
5807 S. Woodlawn                       2017                   1988). Visiting Scholar,
Avenue                                 DEM- Since June        Federal Reserve Bank of
Chicago, IL 60637                      2017                   Richmond (since
1953                                                          1990). Formerly, Fischer
                                                              Black Visiting Professor of
                                                              Financial Economics, Alfred
                                                              P. Sloan School of
                                                              Management, Massachusetts
                                                              Institute of Technology (2015
                                                              to 2016).
---------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson   Director of        DFAIDG- Since          Professor in Practice          126 portfolios in       None
Yale School of      DFAIDG and DIG     1981                   Emeritus of Finance, Yale      4 investment
Management          Trustee of DFAITC  DIG- Since 1993        School of Management (since    companies
P.O. Box 208200     and DEM            DFAITC- Since          1984). Chairman, CIO and
New Haven, CT                          1992                   Partner, Zebra Capital
06520-8200                             DEM- Since 1993        Management, LLC (hedge fund
1943                                                          and asset manager) (since
                                                              2001). Formerly, Consultant
                                                              to Morningstar, Inc.
                                                              (2006-2016).

                                                                                                                OTHER
                                                                                                          DIRECTORSHIPS OF
                                                                                      PORTFOLIOS WITHIN        PUBLIC
                                                                                        THE DFA FUND          COMPANIES
 NAME, ADDRESS AND                   TERM OF OFFICE/1/ AND    PRINCIPAL OCCUPATION       COMPLEX/2/          HELD DURING
  YEAR OF BIRTH         POSITION     LENGTH OF SERVICE        DURING PAST 5 YEARS         OVERSEEN          PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear     Director of      DFAIDG- Since         Distinguished Visiting    126 portfolios in  None
Stanford University  DFAIDG and DIG   2010                  Fellow, Becker            4 investment
Graduate School of   Trustee of       DIG- Since 2010       Friedman Institute for    companies
Business             DFAITC and       DFAITC- Since         Research in
Knight Management    DEM              2010                  Economics, University
Center, E346                          DEM- Since 2010       of Chicago (since
Stanford, CA 94305                                          2015). Morris Arnold
1948                                                        Cox Senior Fellow,
                                                            Hoover Institution
                                                            (since 2002). Jack
                                                            Steele Parker
                                                            Professor of Human
                                                            Resources
                                                            Management and
                                                            Economics, Graduate
                                                            School of Business,
                                                            Stanford University
                                                            (since 1995).
                                                            Cornerstone Research
                                                            (expert testimony and
                                                            economic and financial
                                                            analysis) (since 2009).
-----------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes     Director of      DFAIDG- Since         Chief Investment          126 portfolios in  Formerly,
c/o Dimensional      DFAIDG and DIG   1981                  Strategist, Janus         4 investment       Adviser, Kuapay,
Fund Advisors LP     Trustee of       DIG- Since 1993       Henderson Investors       companies          Inc. (2013-
6300 Bee Cave        DFAITC and       DFAITC- Since         (since 2014). Frank E.                       2014). Formerly,
Road, Building One   DEM              1992                  Buck Professor of                            Director,
Austin, TX 78746                      DEM- Since 1993       Finance, Emeritus,                           American
1941                                                        Graduate School of                           Century Fund
                                                            Business, Stanford                           Complex
                                                            University (since 1981).                     (registered
                                                                                                         investment
                                                                                                         companies) (43
                                                                                                         Portfolios) (1980-
                                                                                                         2014).
-----------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith       Director of      DFAIDG- Since         Boris and Irene Stern     126 portfolios in  Lead Director,
University of        DFAIDG and DIG   2000                  Distinguished Service     4 investment       (beginning May
Chicago Booth        Trustee of       DIG- Since 2000       Professor of              companies          2014) and
School of Business   DFAITC and       DFAITC- Since         Accounting, University                       Director (since
5807 S. Woodlawn     DEM              2000                  of Chicago Booth                             2000), HNI
Avenue                                DEM- Since 2000       School of Business                           Corporation
Chicago, IL 60637                                           (since 1980).                                (formerly known
1953                                                                                                     as HON
                                                                                                         Industries Inc.)
                                                                                                         (office furniture);
                                                                                                         Director, Ryder
                                                                                                         System Inc.
                                                                                                         (transportation,
                                                                                                         logistics and
                                                                                                         supply-chain
                                                                                                         management)
                                                                                                         (since 2003);
                                                                                                         and Trustee,
                                                                                                         UBS Funds (3
                                                                                                         investment
                                                                                                         companies
                                                                                                         within the fund
                                                                                                         complex) (24
                                                                                                         portfolios) (since
                                                                                                         2009).

                                                                                                                OTHER
                                                                                                           DIRECTORSHIPS OF
                                                                                        PORTFOLIOS WITHIN      PUBLIC
                                                                                          THE DFA FUND        COMPANIES
NAME, ADDRESS AND                      TERM OF OFFICE/1/ AND    PRINCIPAL OCCUPATION       COMPLEX/2/        HELD DURING
  YEAR OF BIRTH         POSITION       LENGTH OF SERVICE        DURING PAST 5 YEARS         OVERSEEN        PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
----------------------------------------------------------------------------------------------------------------------------
David G. Booth      Chairman            DFAIDG- Since         Chairman,                 126 portfolios in       None
6300 Bee Cave       Director of         1981                  Director/Trustee, and     4 investment
Road, Building One  DFAIDG and DIG      DIG- Since 1992       formerly, President and   companies
Austin, TX 78746    Trustee of DFAITC   DFAITC-               Co-Chief Executive
1946                and DEM             Since 1992            Officer (each until
                                        DEM- Since 1993       March 2017) of
                                                              Dimensional Emerging
                                                              Markets Value Fund
                                                              ("DEM"), DFAIDG,
                                                              Dimensional Investment
                                                              Group Inc. ("DIG") and
                                                              The DFA Investment Trust
                                                              Company ("DFAITC").
                                                              Executive Chairman, and
                                                              formerly, President and
                                                              Co-Chief Executive
                                                              Officer (each until
                                                              February 2017) of
                                                              Dimensional Holdings
                                                              Inc., Dimensional Fund
                                                              Advisors LP and DFA
                                                              Securities LLC
                                                              (collectively with DEM,
                                                              DFAIDG, DIG and DFAITC,
                                                              the "DFA Entities").
                                                              Chairman and Director
                                                              (since 2009) and
                                                              formerly Co-Chief
                                                              Executive Officer
                                                              (2010-June 2017) of
                                                              Dimensional Fund
                                                              Advisors Canada ULC.
                                                              Trustee, University of
                                                              Chicago (since 2002).
                                                              Trustee, University of
                                                              Kansas Endowment
                                                              Association (since
                                                              2005). Formerly,
                                                              Director of Dimensional
                                                              Fund Advisors Ltd.
                                                              (2002-July 2017), DFA
                                                              Australia Limited
                                                              (1994-July 2017),
                                                              Dimensional Advisors
                                                              Ltd. (2012-July 2017),
                                                              Dimensional Funds plc
                                                              (2006-July 2017) and
                                                              Dimensional Funds II plc
                                                              (2006-July 2017).
                                                              Formerly, Director and
                                                              President of Dimensional
                                                              Japan Ltd. (2012-April
                                                              2017). Formerly,
                                                              President, Dimensional
                                                              SmartNest (US) LLC
                                                              (2009-2014); and Limited
                                                              Partner, VSC Investors,
                                                              LLC (2007 to 2015).
                                                              Formerly, Chairman,
                                                              Director, President and
                                                              Co-Chief Executive
                                                              Officer of Dimensional
                                                              Cayman Commodity Fund I
                                                              Ltd. (2010-September
                                                              2017).
----------------------------------------------------------------------------------------------------------------------------

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF OFFICE/1/
NAME AND YEAR OF                        AND LENGTH OF
     BIRTH             POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
Valerie A. Brown  Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967              Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                          Fund Advisors Ltd., Dimensional Cayman
                                                          Commodity Fund I Ltd., Dimensional Fund Advisors
                                                          Pte. Ltd. and Dimensional Hong Kong Limited.
                                                          Director, Vice President and Assistant Secretary of
                                                          Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------
David P. Butler   Co-Chief Executive     Since 2017       Co-Chief Executive Officer of all the DFA entities
1964              Officer                                 (since 2017); Director of Dimensional Holdings Inc.
                                                          (since February 2017), Dimensional Fund Advisors
                                                          Canada ULC (since March 2017), Dimensional
                                                          Japan Ltd. (since April 2017), Dimensional Advisors
                                                          Ltd. (since July 2017), DFA Australia Limited (since
                                                          July 2017) and Dimensional Fund Advisors Ltd.
                                                          (since August 2017); Director and Co-Chief
                                                          Executive Officer of Dimensional Cayman
                                                          Commodity Fund I Ltd. (since September 13, 2017).
                                                          Formerly, Vice President (October 2007 to
                                                          February 2017), of all the DFA Entities. Head of
                                                          Global Financial Advisor Services (since October
                                                          2007) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------
Stephen A. Clark  Executive Vice         Since 2017       Executive Vice President (since March 2017) and
1972              President                               formerly, Vice President (2004 to March 2017), of all
                                                          the DFA Entities. Director and Vice President (since
                                                          February 2016) of Dimensional Japan Ltd. President
                                                          and Director (since February 2016) of Dimensional
                                                          Fund Advisors Canada ULC. Vice President (since
                                                          April 2008) and Director (since October 2016) of
                                                          DFA Australia Limited. Director (since April 2016) of
                                                          Dimensional Advisors Ltd., Dimensional Fund
                                                          Advisors Pte. Ltd., and Dimensional Hong Kong
                                                          Limited. Vice President (since June 2016) of
                                                          Dimensional Fund Advisors Pte. Ltd. Head of Global
                                                          Institutional Services (since January 2014) for
                                                          Dimensional Fund Advisors LP. Formerly, Vice
                                                          President (December 2010-February 2016) of
                                                          Dimensional Fund Advisors Canada ULC; and Head
                                                          of Institutional, North America (March 2012 to
                                                          December 2013) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------
Christopher S.    Vice President and     Since 2004       Vice President and Global Chief Compliance Officer
Crossan           Global Chief                            of all the DFA Entities, DFA Australia Limited and
1965              Compliance Officer                      Dimensional Fund Advisors Ltd. Chief Compliance
                                                          Officer and Chief Privacy Officer of Dimensional
                                                          Fund Advisors Canada ULC (since October 2006
                                                          and March 2015, respectively), Chief Compliance
                                                          Officer of Dimensional Fund Advisors Pte. Ltd. (since
                                                          October 2012) and Dimensional Japan Ltd. (since
                                                          February 2017). Formerly, Vice President and Global
                                                          Chief Compliance Officer (October 2010-2014) for
                                                          Dimensional SmartNest (US) LLC.

                                               TERM OF OFFICE/1/
NAME AND YEAR OF                                 AND LENGTH OF
      BIRTH               POSITION                  SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
(Michael) Sam      Executive Vice          Since 2017                 Executive Vice President and Chief Operating Officer
Gilliland          President                                          of the DFA Fund Complex (since March 2017).
1962                                                                  Executive Vice President (since February 2017),
                                                                      Senior Advisor and Chief Operating Officer (since
                                                                      February 2016) of Dimensional Funds Advisors LP,
                                                                      Dimensional Holdings Inc. and Dimensional
                                                                      Investment LLC. Executive Vice President (since
                                                                      February 2017) of DFA Securities LLC. Director of
                                                                      Dimensional Advisors Ltd. (since February 2017),
                                                                      Dimensional Hong Kong Limited (since February
                                                                      2017) and DFA Australia Limited (since October
                                                                      2016). Formerly, Consultant for MSG Consulting
                                                                      (August 2013-February 2017), and Chairman and
                                                                      Chief Executive Officer of Sabre Holdings
                                                                      (December 2003-August 2013).
-----------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle  Vice President, Chief   Since 2015                 Vice President, Chief Financial Officer, and
1958               Financial Officer, and                             Treasurer of all the DFA Entities. Chief Financial
                   Treasurer                                          Officer, Treasurer and Vice President of Dimensional
                                                                      Advisors Ltd., Dimensional Fund Advisors Ltd.,
                                                                      Dimensional Hong Kong Limited, Dimensional
                                                                      Cayman Commodity Fund I Ltd., Dimensional Fund
                                                                      Advisors Canada ULC, Dimensional Fund Advisors
                                                                      Pte. Ltd and DFA Australia Limited. Director (since
                                                                      August 2016) for Dimensional Funds plc and
                                                                      Dimensional Funds II plc. Formerly, interim Chief
                                                                      Financial Officer and interim Treasurer of all the DFA
                                                                      Entities (April 2016-September 2016); interim Chief
                                                                      Financial Officer and interim Treasurer (April 2016-
                                                                      July 2016) of Dimensional Fund Advisors LP,
                                                                      Dimensional Fund Advisors Ltd., DFA Australia
                                                                      Limited, Dimensional Advisors Ltd., Dimensional
                                                                      Fund Advisors Pte. Ltd, Dimensional Hong Kong
                                                                      Limited, Dimensional Cayman Commodity Fund I
                                                                      Ltd., Dimensional Fund Advisors Canada ULC;
                                                                      Controller (August 2015-September 2016) of all the
                                                                      DFA Entities; Controller (August 2015-July 2016)
                                                                      Dimensional Fund Advisors LP; Vice President of
                                                                      T. Rowe Price Group, Inc. and Director of Investment
                                                                      Treasury and Treasurer of the T. Rowe Price Funds
                                                                      (March 2008-July 2015).
-----------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon       Vice President and      Vice President since 2004  Vice President and Assistant Secretary (since 2004
1973               Assistant Secretary     and Assistant Secretary    and March 2017, respectively) of all the DFA Entities
                                           since 2017                 and Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President          Since 2010                 Vice President of all the DFA Entities and
1972                                                                  Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Catherine L.       President and General   Since 2017                 President and General Counsel (since March 2017),
Newell             Counsel                                            and formerly, Vice President and Secretary (1997
1964                                                                  and 2000, respectively, to March 2017), of all the
                                                                      DFA Entities. Director, Vice President and Secretary
                                                                      of DFA Australia Limited and Dimensional Fund
                                                                      Advisors Ltd. (since February 2002, April 1997, and
                                                                      May 2002, respectively). Vice President and
                                                                      Secretary of Dimensional Fund Advisors Canada
                                                                      ULC (since June 2003), Dimensional Cayman
                                                                      Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                      (since February 2012), Dimensional Advisors Ltd.
                                                                      (since March 2012) and Dimensional Fund Advisors
                                                                      Pte. Ltd. (since June 2012). Director of Dimensional
                                                                      Funds plc and Dimensional Funds II plc (since 2002
                                                                      and 2006, respectively). Director of Dimensional
                                                                      Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                                      Fund Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                      Limited (since August 2012 and July 2012).
                                                                      Formerly, Vice President and Secretary (October
                                                                      2010-November 2014) of Dimensional SmartNest
                                                                      (US) LLC.

                                            TERM OF OFFICE/1/
 NAME AND YEAR OF                             AND LENGTH OF
      BIRTH              POSITION                SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz   Vice President and  Since 2013                 Vice President and Deputy Chief Compliance Officer
1961                Deputy Chief                                   of all the DFA Entities. Deputy Chief Compliance
                    Compliance Officer                             Officer (since December 2012) of Dimensional Fund
                                                                   Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Carolyn L. O        Vice President and  Vice President since 2010  Vice President and Secretary (since 2010 and March
1974                Secretary           and Secretary since 2017   2017, respectively) of all the DFA Entities,
                                                                   Dimensional Cayman Commodity Fund I Ltd., and
                                                                   Dimensional Fund Advisors Canada ULC (since April
                                                                   2016).
------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Co-Chief Executive  Since 2017                 Co-Chief Executive Officer and Chief Investment
1976                Officer and Chief                              Officer of DFAIDG, DFAITC, DIG and DEM (since
                    Investment Officer                             September, 2017) and Dimensional Holdings Inc.,
                                                                   Dimensional Fund Advisors LP, DFA Securities LLC
                                                                   and Dimensional Fund Advisors Canada ULC (since
                                                                   September, 2017); Chief Investment Officer and
                                                                   Director of DFA Australia Limited (since September,
                                                                   2017 and October 2017, respectively); Director,
                                                                   Co-Chief Executive Officer and Chief Investment
                                                                   Officer of Dimensional Cayman Commodity Fund I
                                                                   Ltd. (since September, 2017); Director of
                                                                   Dimensional Funds plc and Dimensional Fund II plc
                                                                   (since August 2014) and Dimensional Fund Advisors
                                                                   Pte. Ltd. (since June 2017); Co-Chief Investment
                                                                   Officer and Vice President (since February 2016) of
                                                                   Dimensional Japan Ltd. Formerly, Executive Vice
                                                                   President (March 2017-September, 2017), Co-Chief
                                                                   Investment Officer (June 2014-September, 2017)
                                                                   and Vice President (January 2007-March 2017) of
                                                                   DFAIDG, DFAITC, DIG and DEM; Executive Vice
                                                                   President (February 2017-September, 2017),
                                                                   Co-Chief Investment Officer (June 2014-September,
                                                                   2017) and Vice President (January 2007-February
                                                                   2017) of Dimensional Holdings Inc., Dimensional
                                                                   Fund Advisors LP and DFA Securities LLC; Vice
                                                                   President and Co-Chief Investment Officer (April
                                                                   2014-September, 2017) of Dimensional Fund
                                                                   Advisors Canada ULC; Co-Chief Investment Officer
                                                                   of DFA Australia Limited (April 2014-September,
                                                                   2017); Co-Chief Investment Officer of DFA Securities
                                                                   LLC, Dimensional Fund Advisors LP, and
                                                                   Dimensional Holdings LLC (April 2014-September,
                                                                   2017).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2016 to October 31, 2017, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                            QUALIFYING
                                        NET                                                FOR CORPORATE
                                    INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING  FOREIGN
                                      INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND     TAX
DIMENSIONAL INVESTMENT GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2) CREDIT (3)
---------------------------------  ------------- ------------- ------------- ------------- ------------- ---------- ----------
Global Equity Portfolio...........      97%            1%            2%           100%          100%        100%        2%
Global Allocation 60/40 Portfolio.      93%           --             7%           100%          100%        100%        1%
Global Allocation 25/75 Portfolio.      83%           --            17%           100%          100%        100%        1%

                                                         QUALIFYING
                                    FOREIGN   QUALIFYING SHORT-TERM
                                     SOURCE    INTEREST   CAPITAL
DIMENSIONAL INVESTMENT GROUP INC.  INCOME (4) INCOME (5)  GAIN (6)
---------------------------------  ---------- ---------- ----------
Global Equity Portfolio...........     41%       100%       100%
Global Allocation 60/40 Portfolio.     25%       100%       100%
Global Allocation 25/75 Portfolio.     13%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                              DFA 103117-025A
 [LOGO]                                                              00202786

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's Co-Principal Executive Officers and Principal Financial Officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a)  Audit Fees

             Fiscal Year Ended October 31, 2017: $276,920
             Fiscal Year Ended October 31, 2016: $293,636

   (b)  Audit-Related Fees

             Fees for Registrant Fiscal Year Ended October 31, 2017: $32,855
                                 Fiscal Year Ended October 31, 2016: $24,626

   For fiscal years ended October 31, 2017 and October 31, 2016, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements and N-14 filings.

        Audit-Related Fees required to be approved pursuant to paragraph
        (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                 Fiscal Year Ended October 31, 2017: $191,500
                                 Fiscal Year Ended October 31, 2016: $187,500

   For the fiscal years ended October 31, 2017 and October 31, 2016, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c)  Tax Fees

             Fees for Registrant Fiscal Year Ended October 31, 2017: $64,984
                                 Fiscal Year Ended October 31, 2016: $69,130

   Tax Fees included, for the fiscal years ended October 31, 2017 and October 31, 2016, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and review of the Registrant's tax equalization calculations.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)  All Other Fees

             Fees for Registrant Fiscal Year Ended October 31, 2017: $0
                                 Fiscal Year Ended October 31, 2016: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)  Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

          (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

          (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

  (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
         (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

  (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2017 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

  (g)    Aggregate Non-Audit Fees

            Fiscal Year Ended October 31, 2017: $1,648,772
            Fiscal Year Ended October 31, 2016: $1,495,709

  (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF RELATIONSHIP TO SERIES OF THE REGISTRANT INVESTMENTS IS PROVIDED

U.S. Large Company Portfolio          Series of Registrant

The U.S. Large Cap Value Series       Master fund for U.S. Large Cap Value
                                      Portfolio II, U.S. Large Cap Value
                                      Portfolio III and LWAS/DFA U.S. High
                                      Book to Market Portfolio

 The DFA International Value Series     Master fund for DFA International
                                        Value Portfolio, DFA International
                                        Value Portfolio II and DFA
                                        International Value Portfolio III

 The Emerging Markets Series            Master fund for Emerging Markets
                                        Portfolio II

 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
 Series                                 Marketwide Value Portfolio II

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               October 31, 2017

                                                                    Percentage
                                            Shares      Value+    of Net Assets**
                                           --------- ------------ ---------------
COMMON STOCKS -- (97.4%)

Consumer Discretionary -- (11.6%)
   Advance Auto Parts, Inc.                   26,318 $  2,151,233       0.0%
*  Amazon.com, Inc.                          143,914  159,065,266       2.0%
#* AutoZone, Inc.                             10,123    5,967,508       0.1%
   Best Buy Co., Inc.                         95,041    5,320,395       0.1%
   BorgWarner, Inc.                           71,904    3,790,779       0.1%
#* CarMax, Inc.                               66,071    4,961,932       0.1%
   Carnival Corp.                            147,066    9,763,712       0.1%
   CBS Corp. Class B                         131,273    7,367,041       0.1%
*  Charter Communications, Inc. Class A       72,531   24,237,684       0.3%
#* Chipotle Mexican Grill, Inc.                9,048    2,460,151       0.0%
   Comcast Corp. Class A                   1,697,273   61,152,746       0.8%
   Darden Restaurants, Inc.                   44,864    3,690,961       0.0%
   Delphi Automotive P.L.C.                   96,818    9,621,773       0.1%
#* Discovery Communications, Inc. Class A     55,667    1,050,993       0.0%
*  Discovery Communications, Inc. Class C     72,470    1,290,691       0.0%
*  DISH Network Corp. Class A                 83,223    4,039,644       0.1%
#  Dollar General Corp.                       93,943    7,594,352       0.1%
*  Dollar Tree, Inc.                          86,065    7,853,431       0.1%
   DR Horton, Inc.                           123,791    5,472,800       0.1%
   Expedia, Inc.                              43,935    5,476,937       0.1%
#  Foot Locker, Inc.                          44,669    1,343,644       0.0%
   Ford Motor Co.                          1,413,890   17,348,430       0.2%
#  Gap, Inc. (The)                            79,788    2,073,690       0.0%
#  Garmin, Ltd.                               39,762    2,250,927       0.0%
   General Motors Co.                        472,924   20,326,274       0.3%
   Genuine Parts Co.                          53,384    4,710,070       0.1%
   Goodyear Tire & Rubber Co. (The)           90,859    2,779,377       0.0%
#  H&R Block, Inc.                            75,479    1,867,350       0.0%
#  Hanesbrands, Inc.                         133,025    2,993,062       0.0%
#  Harley-Davidson, Inc.                      61,287    2,901,327       0.0%
   Hasbro, Inc.                               41,291    3,823,134       0.1%
   Hilton Worldwide Holdings, Inc.            73,231    5,293,137       0.1%
   Home Depot, Inc. (The)                    425,419   70,525,962       0.9%
   Interpublic Group of Cos., Inc. (The)     142,366    2,740,546       0.0%
   Kohl's Corp.                               61,714    2,577,177       0.0%
#  L Brands, Inc.                             89,991    3,873,213       0.1%
#  Leggett & Platt, Inc.                      48,112    2,273,773       0.0%
   Lennar Corp. Class A                       74,094    4,124,813       0.1%
*  LKQ Corp.                                 112,161    4,227,348       0.1%
   Lowe's Cos., Inc.                         304,422   24,338,539       0.3%
#  Macy's, Inc.                              108,344    2,032,533       0.0%
   Marriott International, Inc. Class A      113,169   13,521,432       0.2%
#  Mattel, Inc.                              123,795    1,747,985       0.0%
   McDonald's Corp.                          292,122   48,758,083       0.6%
   MGM Resorts International                 186,677    5,852,324       0.1%
#* Michael Kors Holdings, Ltd.                55,143    2,691,530       0.0%
*  Mohawk Industries, Inc.                    22,728    5,949,281       0.1%
*  Netflix, Inc.                             155,770   30,597,901       0.4%
#  Newell Brands, Inc.                       176,854    7,212,106       0.1%
   News Corp. Class A                        139,480    1,905,297       0.0%
   News Corp. Class B                         41,264      573,570       0.0%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                        Percentage
                                                Shares      Value+    of Net Assets**
                                               --------- ------------ ---------------
Consumer Discretionary -- (Continued)
   NIKE, Inc. Class B                            473,855 $ 26,057,286       0.3%
#  Nordstrom, Inc.                                42,086    1,668,710       0.0%
*  Norwegian Cruise Line Holdings, Ltd.           64,110    3,574,132       0.0%
#* O'Reilly Automotive, Inc.                      31,740    6,695,553       0.1%
#  Omnicom Group, Inc.                            83,865    5,634,889       0.1%
*  Priceline Group, Inc. (The)                    17,730   33,899,051       0.4%
   PulteGroup, Inc.                              102,148    3,087,934       0.0%
   PVH Corp.                                      27,804    3,525,825       0.0%
   Ralph Lauren Corp.                             20,317    1,816,949       0.0%
   Ross Stores, Inc.                             140,787    8,938,567       0.1%
   Royal Caribbean Cruises, Ltd.                  62,046    7,679,433       0.1%
#  Scripps Networks Interactive, Inc. Class A     34,159    2,844,762       0.0%
#  Signet Jewelers, Ltd.                          21,803    1,429,623       0.0%
   Starbucks Corp.                               521,828   28,617,048       0.4%
   Tapestry, Inc.                                101,602    3,939,110       0.1%
#  Target Corp.                                  196,958   11,628,400       0.1%
#  Tiffany & Co.                                  36,818    3,446,901       0.0%
   Time Warner, Inc.                             280,473   27,567,691       0.3%
   TJX Cos., Inc. (The)                          229,446   16,015,331       0.2%
#  Tractor Supply Co.                             45,631    2,749,724       0.0%
#* TripAdvisor, Inc.                              38,840    1,456,500       0.0%
   Twenty-First Century Fox, Inc. Class A        378,931    9,909,046       0.1%
   Twenty-First Century Fox, Inc. Class B        158,374    4,030,618       0.1%
*  Ulta Salon Cosmetics & Fragrance, Inc.         20,973    4,232,142       0.1%
#* Under Armour, Inc. Class A                     66,594      833,757       0.0%
#* Under Armour, Inc. Class C                     67,224      775,093       0.0%
   VF Corp.                                      117,813    8,205,675       0.1%
   Viacom, Inc. Class B                          127,851    3,072,260       0.0%
   Walt Disney Co. (The)                         556,803   54,460,901       0.7%
   Whirlpool Corp.                                26,630    4,365,456       0.1%
   Wyndham Worldwide Corp.                        36,990    3,952,381       0.1%
#  Wynn Resorts, Ltd.                             29,230    4,311,133       0.1%
   Yum! Brands, Inc.                             124,328    9,256,220       0.1%
                                                         ------------      ----
Total Consumer Discretionary                              945,241,965      11.8%
                                                         ------------      ----
Consumer Staples -- (7.7%)
   Altria Group, Inc.                            691,854   44,430,864       0.5%
   Archer-Daniels-Midland Co.                    202,753    8,286,515       0.1%
#  Brown-Forman Corp. Class B                     70,615    4,026,467       0.1%
#  Campbell Soup Co.                              70,570    3,342,901       0.0%
   Church & Dwight Co., Inc.                      91,267    4,122,530       0.1%
   Clorox Co. (The)                               46,319    5,860,743       0.1%
   Coca-Cola Co. (The)                         1,385,181   63,690,622       0.8%
   Colgate-Palmolive Co.                         317,939   22,398,803       0.3%
   Conagra Brands, Inc.                          149,889    5,120,208       0.1%
   Constellation Brands, Inc. Class A             61,934   13,569,120       0.1%
   Costco Wholesale Corp.                        158,558   25,540,523       0.3%
#  Coty, Inc. Class A                            173,692    2,674,857       0.0%
   CVS Health Corp.                              367,389   25,177,168       0.3%
#  Dr Pepper Snapple Group, Inc.                  66,065    5,659,128       0.1%
   Estee Lauder Cos., Inc. (The) Class A          80,906    9,046,100       0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                   Percentage
                                           Shares      Value+    of Net Assets**
                                          --------- ------------ ---------------
Consumer Staples -- (Continued)
#  General Mills, Inc.                      208,027 $ 10,800,762       0.1%
   Hershey Co. (The)                         51,114    5,427,285       0.1%
#  Hormel Foods Corp.                        98,834    3,079,667       0.0%
#  JM Smucker Co. (The)                      40,960    4,343,808       0.1%
#  Kellogg Co.                               89,315    5,584,867       0.1%
   Kimberly-Clark Corp.                     127,404   14,334,224       0.2%
   Kraft Heinz Co. (The)                    215,773   16,685,726       0.2%
#  Kroger Co. (The)                         323,590    6,698,313       0.1%
#  McCormick & Co., Inc. Non-Voting          42,881    4,267,946       0.1%
   Molson Coors Brewing Co. Class B          66,383    5,368,393       0.1%
   Mondelez International, Inc. Class A     543,686   22,524,911       0.3%
*  Monster Beverage Corp.                   149,567    8,664,416       0.1%
   PepsiCo, Inc.                            515,367   56,808,904       0.7%
   Philip Morris International, Inc.        560,394   58,639,628       0.7%
   Procter & Gamble Co. (The)               920,414   79,468,545       1.0%
#  Sysco Corp.                              175,130    9,740,731       0.1%
   Tyson Foods, Inc. Class A                105,159    7,667,143       0.1%
   Wal-Mart Stores, Inc.                    527,866   46,087,981       0.6%
   Walgreens Boots Alliance, Inc.           331,868   21,992,892       0.2%
                                                    ------------       ---
Total Consumer Staples                               631,132,691       7.9%
                                                    ------------       ---
Energy -- (5.8%)
   Anadarko Petroleum Corp.                 201,640    9,954,967       0.1%
   Andeavor                                  52,054    5,530,217       0.1%
#  Apache Corp.                             137,118    5,672,572       0.1%
   Baker Hughes a GE Co.                    156,052    4,904,714       0.1%
#  Cabot Oil & Gas Corp.                    165,512    4,584,682       0.1%
#* Chesapeake Energy Corp.                  327,456    1,277,078       0.0%
   Chevron Corp.                            683,991   79,267,717       1.0%
   Cimarex Energy Co.                        34,088    3,985,910       0.0%
#* Concho Resources, Inc.                    54,014    7,249,219       0.1%
   ConocoPhillips                           438,864   22,447,894       0.3%
   Devon Energy Corp.                       188,811    6,967,126       0.1%
   EOG Resources, Inc.                      208,732   20,846,065       0.2%
#  EQT Corp.                                 62,466    3,906,624       0.0%
   Exxon Mobil Corp.                      1,529,419  127,477,074       1.6%
   Halliburton Co.                          313,645   13,405,187       0.2%
#  Helmerich & Payne, Inc.                   38,521    2,092,075       0.0%
#  Hess Corp.                                98,683    4,357,841       0.1%
   Kinder Morgan, Inc.                      693,846   12,565,551       0.1%
   Marathon Oil Corp.                       304,089    4,324,146       0.1%
   Marathon Petroleum Corp.                 182,559   10,906,075       0.1%
#  National Oilwell Varco, Inc.             138,704    4,742,290       0.1%
*  Newfield Exploration Co.                  73,792    2,272,056       0.0%
   Noble Energy, Inc.                       175,452    4,889,847       0.1%
   Occidental Petroleum Corp.               276,428   17,848,956       0.2%
   ONEOK, Inc.                              136,713    7,419,414       0.1%
   Phillips 66                              154,942   14,112,117       0.2%
#  Pioneer Natural Resources Co.             61,323    9,178,213       0.1%
#  Range Resources Corp.                     81,425    1,474,607       0.0%
   Schlumberger, Ltd.                       502,336   32,149,504       0.4%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                   --------- ------------ ---------------
Energy -- (Continued)
*  TechnipFMC P.L.C.                                 158,375 $  4,337,891       0.1%
   Valero Energy Corp.                               159,268   12,564,653       0.1%
   Williams Cos., Inc. (The)                         297,997    8,492,914       0.1%
                                                             ------------       ---
Total Energy                                                  471,205,196       5.9%
                                                             ------------       ---
Financials -- (14.3%)
   Affiliated Managers Group, Inc.                    20,107    3,749,955       0.0%
   Aflac, Inc.                                       142,200   11,929,158       0.1%
   Allstate Corp. (The)                              130,309   12,230,803       0.2%
   American Express Co.                              264,585   25,273,159       0.3%
   American International Group, Inc.                325,772   21,048,129       0.3%
   Ameriprise Financial, Inc.                         53,915    8,439,854       0.1%
   Aon P.L.C.                                         91,716   13,154,826       0.2%
   Arthur J Gallagher & Co.                           64,858    4,107,457       0.1%
   Assurant, Inc.                                     19,638    1,976,565       0.0%
   Bank of America Corp.                           3,541,605   97,004,561       1.2%
   Bank of New York Mellon Corp. (The)               372,564   19,168,418       0.2%
   BB&T Corp.                                        290,987   14,328,200       0.2%
*  Berkshire Hathaway, Inc. Class B                  694,514  129,832,447       1.6%
   BlackRock, Inc.                                    44,697   21,044,688       0.3%
*  Brighthouse Financial, Inc.                        35,324    2,196,446       0.0%
   Capital One Financial Corp.                       174,544   16,089,466       0.2%
#  Cboe Global Markets, Inc.                          40,668    4,597,924       0.1%
   Charles Schwab Corp. (The)                        429,778   19,271,245       0.2%
   Chubb, Ltd.                                       168,202   25,368,226       0.3%
   Cincinnati Financial Corp.                         54,358    3,814,301       0.0%
   Citigroup, Inc.                                   983,300   72,272,550       0.9%
   Citizens Financial Group, Inc.                    182,153    6,923,636       0.1%
   CME Group, Inc.                                   122,798   16,844,202       0.2%
   Comerica, Inc.                                     64,168    5,041,680       0.1%
   Discover Financial Services                       134,273    8,933,183       0.1%
*  E*TRADE Financial Corp.                           100,010    4,359,436       0.1%
   Everest Re Group, Ltd.                             15,054    3,574,572       0.0%
   Fifth Third Bancorp                               265,669    7,677,834       0.1%
   Franklin Resources, Inc.                          118,656    4,998,977       0.1%
   Goldman Sachs Group, Inc. (The)                   129,748   31,461,295       0.4%
   Hartford Financial Services Group, Inc. (The)     132,256    7,280,693       0.1%
   Huntington Bancshares, Inc.                       396,811    5,475,992       0.1%
   Intercontinental Exchange, Inc.                   212,215   14,027,411       0.2%
   Invesco, Ltd.                                     147,323    5,272,690       0.1%
   JPMorgan Chase & Co.                            1,270,152  127,789,993       1.6%
   KeyCorp                                           395,099    7,210,557       0.1%
   Leucadia National Corp.                           116,072    2,936,622       0.0%
   Lincoln National Corp.                             80,410    6,093,470       0.1%
   Loews Corp.                                        99,593    4,930,849       0.1%
   M&T Bank Corp.                                     54,788    9,136,995       0.1%
   Marsh & McLennan Cos., Inc.                       184,821   14,957,564       0.2%
   MetLife, Inc.                                     383,279   20,536,089       0.3%
   Moody's Corp.                                      59,767    8,511,418       0.1%
   Morgan Stanley                                    509,993   25,499,650       0.3%
   Nasdaq, Inc.                                       42,128    3,060,599       0.0%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                         Percentage
                                               Shares       Value+     of Net Assets**
                                              --------- -------------- ---------------
Financials -- (Continued)
   Navient Corp.                                 95,665 $    1,191,986       0.0%
   Northern Trust Corp.                          77,213      7,220,960       0.1%
#  People's United Financial, Inc.              124,920      2,331,007       0.0%
   PNC Financial Services Group, Inc. (The)     172,814     23,639,227       0.3%
   Principal Financial Group, Inc.               97,337      6,409,641       0.1%
   Progressive Corp. (The)                      209,649     10,199,424       0.1%
   Prudential Financial, Inc.                   153,980     17,008,631       0.2%
   Raymond James Financial, Inc.                 46,632      3,953,461       0.0%
   Regions Financial Corp.                      432,785      6,699,512       0.1%
   S&P Global, Inc.                              93,082     14,564,541       0.2%
   State Street Corp.                           134,851     12,406,292       0.2%
   SunTrust Banks, Inc.                         172,900     10,410,309       0.1%
   Synchrony Financial                          269,596      8,794,222       0.1%
   T Rowe Price Group, Inc.                      86,955      8,078,119       0.1%
   Torchmark Corp.                               39,639      3,334,829       0.0%
   Travelers Cos., Inc. (The)                    99,509     13,179,967       0.2%
   U.S. Bancorp.                                573,073     31,163,710       0.4%
   Unum Group                                    81,125      4,221,745       0.1%
   Wells Fargo & Co.                          1,612,539     90,527,939       1.1%
   Willis Towers Watson P.L.C.                   48,426      7,800,460       0.1%
#  XL Group, Ltd.                                92,484      3,742,827       0.0%
#  Zions Bancorporation                          72,942      3,388,885       0.0%
                                                        --------------      ----
Total Financials                                         1,169,701,479      14.6%
                                                        --------------      ----
Health Care -- (13.7%)
   Abbott Laboratories                          627,915     34,051,830       0.4%
   AbbVie, Inc.                                 575,050     51,898,263       0.6%
   Aetna, Inc.                                  119,891     20,385,067       0.3%
   Agilent Technologies, Inc.                   116,479      7,924,066       0.1%
*  Alexion Pharmaceuticals, Inc.                 80,754      9,663,024       0.1%
*  Align Technology, Inc.                        26,013      6,216,587       0.1%
   Allergan P.L.C.                              120,543     21,363,836       0.3%
   AmerisourceBergen Corp.                       58,359      4,490,725       0.1%
   Amgen, Inc.                                  263,152     46,109,493       0.6%
   Anthem, Inc.                                  94,690     19,810,095       0.2%
   Baxter International, Inc.                   180,766     11,653,984       0.1%
   Becton Dickinson and Co.                      82,195     17,151,631       0.2%
*  Biogen, Inc.                                  76,232     23,758,465       0.3%
*  Boston Scientific Corp.                      494,898     13,926,430       0.2%
   Bristol-Myers Squibb Co.                     591,348     36,462,518       0.5%
   Cardinal Health, Inc.                        113,856      7,047,686       0.1%
*  Celgene Corp.                                282,743     28,548,561       0.4%
*  Centene Corp.                                 62,203      5,826,555       0.1%
*  Cerner Corp.                                 113,593      7,669,799       0.1%
   Cigna Corp.                                   90,793     17,906,195       0.2%
   Cooper Cos., Inc. (The)                       17,490      4,202,147       0.1%
   CR Bard, Inc.                                 26,163      8,557,132       0.1%
   Danaher Corp.                                220,935     20,385,672       0.2%
*  DaVita, Inc.                                  55,487      3,370,280       0.0%
   DENTSPLY SIRONA, Inc.                         82,157      5,017,328       0.1%
*  Edwards Lifesciences Corp.                    76,594      7,830,205       0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                             --------- -------------- ---------------
Health Care -- (Continued)
   Eli Lilly & Co.                             350,152 $   28,691,455       0.4%
#* Envision Healthcare Corp.                    44,573      1,898,810       0.0%
*  Express Scripts Holding Co.                 208,269     12,764,807       0.2%
   Gilead Sciences, Inc.                       471,964     35,378,421       0.4%
*  HCA Healthcare, Inc.                        104,592      7,912,385       0.1%
*  Henry Schein, Inc.                           57,755      4,539,543       0.1%
#* Hologic, Inc.                               100,641      3,809,262       0.0%
   Humana, Inc.                                 52,155     13,317,779       0.2%
*  IDEXX Laboratories, Inc.                     31,549      5,242,497       0.1%
#* Illumina, Inc.                               52,711     10,815,770       0.1%
*  Incyte Corp.                                 61,966      7,017,650       0.1%
*  Intuitive Surgical, Inc.                     40,335     15,140,146       0.2%
   Johnson & Johnson                           968,776    135,057,062       1.7%
*  Laboratory Corp. of America Holdings         36,925      5,675,742       0.1%
   McKesson Corp.                               76,226     10,510,041       0.1%
   Medtronic P.L.C.                            488,485     39,332,812       0.5%
   Merck & Co., Inc.                           986,916     54,369,202       0.7%
*  Mettler-Toledo International, Inc.            9,236      6,304,771       0.1%
*  Mylan NV                                    193,387      6,905,850       0.1%
#  Patterson Cos., Inc.                         29,055      1,075,035       0.0%
   PerkinElmer, Inc.                            39,589      2,863,076       0.0%
#  Perrigo Co. P.L.C.                           47,827      3,873,509       0.0%
   Pfizer, Inc.                              2,154,043     75,520,748       0.9%
   Quest Diagnostics, Inc.                      49,190      4,613,038       0.1%
#* Quintiles IMS Holdings, Inc.                 54,657      5,908,422       0.1%
*  Regeneron Pharmaceuticals, Inc.              27,764     11,178,342       0.1%
#  ResMed, Inc.                                 51,085      4,300,335       0.1%
   Stryker Corp.                               116,005     17,965,694       0.2%
   Thermo Fisher Scientific, Inc.              144,323     27,974,127       0.3%
   UnitedHealth Group, Inc.                    348,941     73,354,377       0.9%
   Universal Health Services, Inc. Class B      31,909      3,277,054       0.0%
#* Varian Medical Systems, Inc.                 33,367      3,476,508       0.0%
*  Vertex Pharmaceuticals, Inc.                 90,916     13,294,647       0.2%
*  Waters Corp.                                 28,641      5,615,068       0.1%
   Zimmer Biomet Holdings, Inc.                 73,425      8,929,949       0.1%
   Zoetis, Inc.                                177,373     11,319,945       0.1%
                                                       --------------      ----
Total Health Care                                       1,120,451,453      14.0%
                                                       --------------      ----
Industrials -- (9.8%)
   3M Co.                                      215,221     49,541,722       0.6%
#  Acuity Brands, Inc.                          15,179      2,537,929       0.0%
#  Alaska Air Group, Inc.                       44,697      2,951,343       0.0%
   Allegion P.L.C.                              34,567      2,882,542       0.0%
#  American Airlines Group, Inc.               156,301      7,318,013       0.1%
   AMETEK, Inc.                                 83,800      5,655,662       0.1%
   AO Smith Corp.                               53,050      3,140,560       0.0%
   Arconic, Inc.                               152,237      3,824,193       0.0%
   Boeing Co. (The)                            200,419     51,704,094       0.6%
   Caterpillar, Inc.                           213,111     28,940,474       0.4%
#  CH Robinson Worldwide, Inc.                  50,408      3,958,540       0.0%
   Cintas Corp.                                 31,141      4,641,255       0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                          Percentage
                                                   Shares     Value+    of Net Assets**
                                                  --------- ----------- ---------------
Industrials -- (Continued)
   CSX Corp.                                        329,348 $16,609,020       0.2%
   Cummins, Inc.                                     56,819  10,050,145       0.1%
   Deere & Co.                                      115,345  15,327,044       0.2%
   Delta Air Lines, Inc.                            240,204  12,017,406       0.2%
   Dover Corp.                                       56,166   5,363,291       0.1%
   Eaton Corp. P.L.C.                               160,330  12,829,607       0.2%
   Emerson Electric Co.                             230,796  14,877,110       0.2%
   Equifax, Inc.                                     43,571   4,728,761       0.1%
   Expeditors International of Washington, Inc.      64,546   3,768,195       0.0%
#  Fastenal Co.                                     103,804   4,875,674       0.1%
   FedEx Corp.                                       88,934  20,082,186       0.3%
#  Flowserve Corp.                                   47,060   2,073,934       0.0%
   Fluor Corp.                                       49,792   2,145,537       0.0%
   Fortive Corp.                                    110,417   7,978,732       0.1%
   Fortune Brands Home & Security, Inc.              55,054   3,636,867       0.0%
   General Dynamics Corp.                           100,431  20,385,484       0.3%
   General Electric Co.                           3,124,518  62,990,283       0.8%
   Honeywell International, Inc.                    275,537  39,721,414       0.5%
*  IHS Markit, Ltd.                                 130,998   5,581,825       0.1%
   Illinois Tool Works, Inc.                        111,693  17,482,188       0.2%
   Ingersoll-Rand P.L.C.                             91,987   8,150,048       0.1%
   Jacobs Engineering Group, Inc.                    43,600   2,537,956       0.0%
   JB Hunt Transport Services, Inc.                  31,263   3,326,070       0.0%
   Johnson Controls International P.L.C.            336,231  13,916,601       0.2%
   Kansas City Southern                              38,376   3,999,547       0.1%
   L3 Technologies, Inc.                             28,481   5,331,074       0.1%
   Lockheed Martin Corp.                             90,355  27,843,797       0.3%
   Masco Corp.                                      114,188   4,546,966       0.1%
   Nielsen Holdings P.L.C.                          122,541   4,542,595       0.1%
   Norfolk Southern Corp.                           103,921  13,657,298       0.2%
   Northrop Grumman Corp.                            62,737  18,540,666       0.2%
   PACCAR, Inc.                                     126,952   9,106,267       0.1%
   Parker-Hannifin Corp.                             48,290   8,818,237       0.1%
   Pentair P.L.C.                                    59,441   4,188,213       0.1%
*  Quanta Services, Inc.                             54,675   2,062,888       0.0%
   Raytheon Co.                                     104,665  18,860,633       0.2%
   Republic Services, Inc.                           82,405   5,362,093       0.1%
   Robert Half International, Inc.                   44,958   2,327,476       0.0%
   Rockwell Automation, Inc.                         46,158   9,269,449       0.1%
   Rockwell Collins, Inc.                            58,609   7,947,380       0.1%
#  Roper Technologies, Inc.                          37,094   9,576,558       0.1%
#  Snap-on, Inc.                                     20,533   3,239,697       0.0%
   Southwest Airlines Co.                           198,580  10,695,519       0.1%
   Stanley Black & Decker, Inc.                      55,562   8,976,041       0.1%
#* Stericycle, Inc.                                  30,588   2,167,160       0.0%
   Textron, Inc.                                     95,116   5,016,418       0.1%
#  TransDigm Group, Inc.                             17,629   4,892,047       0.1%
   Union Pacific Corp.                              288,634  33,420,931       0.4%
*  United Continental Holdings, Inc.                 93,250   5,453,260       0.1%
   United Parcel Service, Inc. Class B              248,947  29,258,741       0.4%
*  United Rentals, Inc.                              30,622   4,332,400       0.1%
   United Technologies Corp.                        268,487  32,154,003       0.4%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                           Percentage
                                                   Shares      Value+    of Net Assets**
                                                  --------- ------------ ---------------
Industrials -- (Continued)
*  Verisk Analytics, Inc.                            56,552 $  4,809,748       0.1%
   Waste Management, Inc.                           145,613   11,965,020       0.1%
#  WW Grainger, Inc.                                 18,931    3,742,659       0.0%
#  Xylem, Inc.                                       65,592    4,363,836       0.1%
                                                            ------------      ----
Total Industrials                                            798,020,322      10.0%
                                                            ------------      ----
Information Technology -- (23.8%)
   Accenture P.L.C. Class A                         223,379   31,800,235       0.4%
   Activision Blizzard, Inc.                        272,231   17,828,408       0.2%
*  Adobe Systems, Inc.                              178,318   31,234,181       0.4%
#* Advanced Micro Devices, Inc.                     290,204    3,187,891       0.0%
*  Akamai Technologies, Inc.                         62,902    3,286,630       0.0%
   Alliance Data Systems Corp.                       17,407    3,894,468       0.1%
*  Alphabet, Inc. Class A                           107,578  111,132,377       1.4%
*  Alphabet, Inc. Class C                           108,955  110,768,011       1.4%
   Amphenol Corp. Class A                           110,809    9,640,383       0.1%
   Analog Devices, Inc.                             132,637   12,109,758       0.2%
*  ANSYS, Inc.                                       30,469    4,165,417       0.1%
   Apple, Inc.                                    1,864,362  315,151,753       3.9%
   Applied Materials, Inc.                          384,618   21,703,994       0.3%
#* Autodesk, Inc.                                    79,042    9,877,088       0.1%
   Automatic Data Processing, Inc.                  160,245   18,630,084       0.2%
   Broadcom, Ltd.                                   146,621   38,694,748       0.5%
   CA, Inc.                                         114,485    3,707,024       0.0%
*  Cadence Design Systems, Inc.                     101,043    4,361,016       0.1%
   Cisco Systems, Inc.                            1,804,117   61,610,596       0.8%
*  Citrix Systems, Inc.                              51,904    4,287,789       0.1%
   Cognizant Technology Solutions Corp. Class A     212,862   16,107,268       0.2%
   Corning, Inc.                                    325,695   10,197,511       0.1%
   CSRA, Inc.                                        58,950    1,885,811       0.0%
   DXC Technology Co.                               102,340    9,366,157       0.1%
*  eBay, Inc.                                       358,947   13,510,765       0.2%
*  Electronic Arts, Inc.                            111,204   13,299,998       0.2%
*  F5 Networks, Inc.                                 22,654    2,747,251       0.0%
*  Facebook, Inc. Class A                           855,559  154,051,954       1.9%
   Fidelity National Information Services, Inc.     120,522   11,179,621       0.1%
*  Fiserv, Inc.                                      75,896    9,823,219       0.1%
   FLIR Systems, Inc.                                49,994    2,340,719       0.0%
*  Gartner, Inc.                                     32,521    4,075,207       0.1%
   Global Payments, Inc.                             55,534    5,772,759       0.1%
   Harris Corp.                                      43,594    6,073,516       0.1%
   Hewlett Packard Enterprise Co.                   592,346    8,245,456       0.1%
   HP, Inc.                                         601,565   12,963,726       0.2%
   Intel Corp.                                    1,695,778   77,140,941       1.0%
   International Business Machines Corp.            312,602   48,159,464       0.6%
   Intuit, Inc.                                      87,966   13,284,625       0.2%
   Juniper Networks, Inc.                           135,786    3,371,566       0.0%
   KLA-Tencor Corp.                                  57,123    6,220,124       0.1%
#  Lam Research Corp.                                58,818   12,267,670       0.2%
   Mastercard, Inc. Class A                         336,778   50,102,463       0.6%
#  Microchip Technology, Inc.                        83,924    7,955,995       0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                         Percentage
                                               Shares       Value+     of Net Assets**
                                              --------- -------------- ---------------
Information Technology -- (Continued)
*  Micron Technology, Inc.                      401,741 $   17,801,144       0.2%
   Microsoft Corp.                            2,780,085    231,247,470       2.9%
   Motorola Solutions, Inc.                      58,801      5,323,843       0.1%
#  NetApp, Inc.                                  96,558      4,289,106       0.1%
   NVIDIA Corp.                                 216,362     44,745,825       0.6%
   Oracle Corp.                               1,089,326     55,446,693       0.7%
   Paychex, Inc.                                115,817      7,387,966       0.1%
*  PayPal Holdings, Inc.                        407,632     29,577,778       0.4%
#* Qorvo, Inc.                                   45,862      3,476,798       0.0%
   QUALCOMM, Inc.                               534,140     27,246,481       0.3%
*  Red Hat, Inc.                                 64,001      7,733,241       0.1%
*  salesforce.com, Inc.                         246,224     25,198,564       0.3%
#  Seagate Technology P.L.C.                    103,794      3,837,264       0.0%
#  Skyworks Solutions, Inc.                      66,212      7,538,898       0.1%
#  Symantec Corp.                               220,598      7,169,435       0.1%
*  Synopsys, Inc.                                54,755      4,737,403       0.1%
   TE Connectivity, Ltd.                        127,083     11,560,741       0.1%
   Texas Instruments, Inc.                      357,047     34,522,874       0.4%
   Total System Services, Inc.                   60,600      4,366,230       0.1%
#* VeriSign, Inc.                                30,988      3,331,830       0.0%
#  Visa, Inc. Class A                           660,208     72,609,676       0.9%
   Western Digital Corp.                        106,420      9,500,113       0.1%
#  Western Union Co. (The)                      166,593      3,308,537       0.0%
   Xerox Corp.                                   76,135      2,307,652       0.0%
#  Xilinx, Inc.                                  89,335      6,583,096       0.1%
                                                        --------------      ----
Total Information Technology                             1,948,064,295      24.4%
                                                        --------------      ----
Materials -- (2.9%)
   Air Products & Chemicals, Inc.                78,682     12,544,271       0.2%
#  Albemarle Corp.                               39,993      5,634,614       0.1%
   Avery Dennison Corp.                          32,048      3,402,536       0.0%
#  Ball Corp.                                   127,888      5,490,232       0.1%
#  CF Industries Holdings, Inc.                  83,572      3,174,065       0.0%
   DowDuPont, Inc.                              841,839     60,873,378       0.8%
   Eastman Chemical Co.                          52,394      4,757,899       0.1%
   Ecolab, Inc.                                  94,259     12,315,881       0.1%
#  FMC Corp.                                     48,833      4,534,632       0.1%
*  Freeport-McMoRan, Inc.                       487,899      6,820,828       0.1%
   International Flavors & Fragrances, Inc.      28,362      4,181,126       0.1%
   International Paper Co.                      149,219      8,545,772       0.1%
   LyondellBasell Industries NV Class A         117,039     12,117,048       0.1%
   Martin Marietta Materials, Inc.               22,808      4,945,915       0.1%
   Monsanto Co.                                 158,640     19,211,304       0.2%
   Mosaic Co. (The)                             127,530      2,849,020       0.0%
   Newmont Mining Corp.                         191,514      6,925,146       0.1%
   Nucor Corp.                                  114,833      6,640,793       0.1%
   Packaging Corp. of America                    33,934      3,945,506       0.0%
   PPG Industries, Inc.                          92,589     10,762,545       0.1%
   Praxair, Inc.                                103,309     15,095,511       0.2%
#  Sealed Air Corp.                              67,645      2,991,938       0.0%
   Sherwin-Williams Co. (The)                    29,642     11,713,036       0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                   --------- ------------ ---------------
Materials -- (Continued)
   Vulcan Materials Co.                               47,416 $  5,772,898       0.1%
   WestRock Co.                                       92,374    5,665,298       0.1%
                                                             ------------       ---
Total Materials                                               240,911,192       3.0%
                                                             ------------       ---
Real Estate -- (2.9%)
#  Alexandria Real Estate Equities, Inc.              33,762    4,185,137       0.1%
   American Tower Corp.                              154,767   22,235,375       0.3%
   Apartment Investment & Management Co. Class A      56,137    2,468,905       0.0%
   AvalonBay Communities, Inc.                        50,119    9,088,078       0.1%
   Boston Properties, Inc.                            55,394    6,712,645       0.1%
*  CBRE Group, Inc. Class A                          109,288    4,297,204       0.1%
   Crown Castle International Corp.                  146,503   15,687,541       0.2%
#  Digital Realty Trust, Inc.                         73,786    8,739,214       0.1%
   Duke Realty Corp.                                 128,088    3,647,946       0.0%
   Equinix, Inc.                                      28,157   13,050,769       0.2%
   Equity Residential                                132,375    8,903,542       0.1%
   Essex Property Trust, Inc.                         23,881    6,267,091       0.1%
#  Extra Space Storage, Inc.                          46,035    3,755,996       0.0%
#  Federal Realty Investment Trust                    25,860    3,116,647       0.0%
#  GGP, Inc.                                         225,821    4,394,477       0.1%
   HCP, Inc.                                         167,877    4,337,942       0.1%
#  Host Hotels & Resorts, Inc.                       267,432    5,230,970       0.1%
#  Iron Mountain, Inc.                                95,342    3,813,680       0.0%
#  Kimco Realty Corp.                                152,186    2,763,698       0.0%
#  Macerich Co. (The)                                 39,266    2,143,924       0.0%
   Mid-America Apartment Communities, Inc.            40,721    4,167,794       0.1%
   Prologis, Inc.                                    191,654   12,377,015       0.2%
#  Public Storage                                     54,032   11,198,132       0.1%
#  Realty Income Corp.                                98,924    5,309,251       0.1%
#  Regency Centers Corp.                              52,952    3,259,196       0.0%
*  SBA Communications Corp.                           43,707    6,869,866       0.1%
#  Simon Property Group, Inc.                        112,090   17,410,940       0.2%
#  SL Green Realty Corp.                              35,320    3,379,418       0.0%
#  UDR, Inc.                                          97,719    3,790,520       0.0%
   Ventas, Inc.                                      127,956    8,029,239       0.1%
   Vornado Realty Trust                               62,253    4,660,260       0.1%
   Welltower, Inc.                                   133,705    8,952,887       0.1%
   Weyerhaeuser Co.                                  270,993    9,731,359       0.1%
                                                             ------------       ---
Total Real Estate                                             233,976,658       2.9%
                                                             ------------       ---
Telecommunication Services -- (1.8%)
   AT&T, Inc.                                      2,216,171   74,574,154       0.9%
#  CenturyLink, Inc.                                 350,026    6,646,994       0.1%
   Verizon Communications, Inc.                    1,472,250   70,476,607       0.9%
                                                             ------------       ---
Total Telecommunication Services                              151,697,755       1.9%
                                                             ------------       ---
Utilities -- (3.1%)
   AES Corp.                                         234,782    2,495,733       0.0%
#  Alliant Energy Corp.                               83,559    3,614,762       0.1%
   Ameren Corp.                                       87,380    5,416,686       0.1%
   American Electric Power Co., Inc.                 177,506   13,208,222       0.2%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                                      Percentage
                                                                            Shares       Value+     of Net Assets**
                                                                          ---------- -------------- ---------------
Utilities -- (Continued)
   American Water Works Co., Inc.                                             64,098 $    5,625,241        0.1%
   CenterPoint Energy, Inc.                                                  156,512      4,629,625        0.1%
   CMS Energy Corp.                                                          100,922      4,881,597        0.1%
   Consolidated Edison, Inc.                                                 111,724      9,613,850        0.1%
#  Dominion Energy, Inc.                                                     231,722     18,801,923        0.2%
   DTE Energy Co.                                                             64,830      7,161,122        0.1%
   Duke Energy Corp.                                                         252,999     22,342,342        0.3%
   Edison International                                                      117,747      9,413,873        0.1%
   Entergy Corp.                                                              64,425      5,557,301        0.1%
#  Eversource Energy                                                         114,522      7,173,658        0.1%
   Exelon Corp.                                                              346,215     13,921,305        0.2%
#  FirstEnergy Corp.                                                         161,352      5,316,548        0.1%
   NextEra Energy, Inc.                                                      169,228     26,242,186        0.3%
   NiSource, Inc.                                                            119,125      3,141,326        0.0%
   NRG Energy, Inc.                                                          108,412      2,710,300        0.0%
   PG&E Corp.                                                                184,533     10,660,471        0.1%
   Pinnacle West Capital Corp.                                                40,864      3,584,181        0.1%
   PPL Corp.                                                                 246,897      9,273,451        0.1%
   Public Service Enterprise Group, Inc.                                     182,823      8,994,892        0.1%
   SCANA Corp.                                                                52,044      2,245,178        0.0%
   Sempra Energy                                                              90,650     10,651,375        0.1%
   Southern Co. (The)                                                        361,502     18,870,404        0.2%
#  WEC Energy Group, Inc.                                                    113,849      7,672,284        0.1%
   Xcel Energy, Inc.                                                         182,853      9,054,881        0.1%
                                                                                     --------------      -----
Total Utilities                                                                         252,274,717        3.2%
                                                                                     --------------      -----
TOTAL COMMON STOCKS                                                                   7,962,677,723       99.6%
                                                                                     --------------      -----
TOTAL INVESTMENT SECURITIES                                                           7,962,677,723
                                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional U.S. Government Money Market Fund, 0.960%   28,357,388     28,357,388        0.4%
                                                                                     --------------      -----
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@ DFA Short Term Investment Fund                                       16,039,538    185,593,492        2.3%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,792,238,294)                                  $8,176,628,603      102.3%
                                                                                     ==============      =====

At October 31, 2017, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                         Unrealized
                          Number of Expiration  Notional     Market     Appreciation
Description               Contracts    Date      Value       Value     (Depreciation)
-----------               --------- ---------- ----------- ----------- --------------
Long Position contracts:
S&P 500 Emini Index(R)       262     12/15/17  $33,619,653 $33,702,370    $82,717
                                               ----------- -----------    -------
Total futures contracts                        $33,619,653 $33,702,370    $82,717
                                               =========== ===========    =======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                --------------------------------------------------
                                   Level 1       Level 2    Level 3     Total
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  945,241,965           --   --    $  945,241,965
   Consumer Staples                631,132,691           --   --       631,132,691
   Energy                          471,205,196           --   --       471,205,196
   Financials                    1,169,701,479           --   --     1,169,701,479
   Health Care                   1,120,451,453           --   --     1,120,451,453
   Industrials                     798,020,322           --   --       798,020,322
   Information Technology        1,948,064,295           --   --     1,948,064,295
   Materials                       240,911,192           --   --       240,911,192
   Real Estate                     233,976,658           --   --       233,976,658
   Telecommunication Services      151,697,755           --   --       151,697,755
   Utilities                       252,274,717           --   --       252,274,717
Temporary Cash Investments          28,357,388           --   --        28,357,388
Securities Lending Collateral               -- $185,593,492   --       185,593,492
Futures Contracts**                     82,717           --   --            82,717
                                -------------- ------------   --    --------------
TOTAL                           $7,991,117,828 $185,593,492   --    $8,176,711,320
                                ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (13.2%)
#   Adient P.L.C.                                                   217,853 $ 18,378,079       0.1%
#   Autoliv, Inc.                                                   316,100   39,468,246       0.1%
#*  AutoNation, Inc.                                                319,216   15,130,838       0.1%
#   Best Buy Co., Inc.                                            1,444,806   80,880,240       0.3%
#   BorgWarner, Inc.                                              1,060,592   55,914,410       0.2%
#   CalAtlantic Group, Inc.                                          14,193      700,283       0.0%
    Carnival Corp.                                                1,262,724   83,832,246       0.3%
    CBS Corp. Class A                                                 7,236      411,222       0.0%
*   Charter Communications, Inc. Class A                            996,600  333,033,822       1.2%
    Comcast Corp. Class A                                        21,211,780  764,260,433       2.8%
#*  Discovery Communications, Inc. Class A                          644,292   12,164,233       0.0%
*   Discovery Communications, Inc. Class C                          621,252   11,064,498       0.0%
*   Dollar Tree, Inc.                                               369,560   33,722,350       0.1%
    DR Horton, Inc.                                               3,009,706  133,059,102       0.5%
#   Ford Motor Co.                                               16,011,353  196,459,301       0.7%
#   Garmin, Ltd.                                                    440,060   24,911,797       0.1%
    General Motors Co.                                            6,055,833  260,279,702       0.9%
#   Gentex Corp.                                                  1,088,259   21,123,107       0.1%
    Goodyear Tire & Rubber Co. (The)                              1,527,554   46,727,877       0.2%
*   Hyatt Hotels Corp. Class A                                       44,108    2,763,807       0.0%
#   International Game Technology P.L.C.                             11,477      269,710       0.0%
#   Kohl's Corp.                                                  1,387,664   57,948,849       0.2%
    Lear Corp.                                                      274,404   48,182,598       0.2%
#   Lennar Corp. Class A                                          1,456,943   81,108,017       0.3%
    Lennar Corp. Class B                                              8,428      404,123       0.0%
*   Liberty Broadband Corp. Class A                                  27,366    2,359,223       0.0%
#*  Liberty Broadband Corp. Class C                                 166,490   14,532,912       0.1%
#*  Liberty Interactive Corp., QVC Group Class A                  2,762,021   62,753,117       0.2%
#*  Liberty Media Corp.-Liberty Braves Class A                       13,703      321,747       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C                       24,606      580,948       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                  39,281    1,429,828       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                  78,562    2,996,355       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    157,126    6,553,726       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                    314,252   13,088,596       0.0%
#*  Liberty Ventures Series A                                        59,566    3,392,879       0.0%
*   LKQ Corp.                                                       952,373   35,894,938       0.1%
#   Macy's, Inc.                                                  1,470,252   27,581,928       0.1%
*   Madison Square Garden Co. (The) Class A                          12,058    2,685,196       0.0%
#   MGM Resorts International                                     2,471,336   77,476,384       0.3%
*   Mohawk Industries, Inc.                                         535,570  140,190,803       0.5%
#   Newell Brands, Inc.                                             686,895   28,011,578       0.1%
    News Corp. Class A                                              377,812    5,160,912       0.0%
    News Corp. Class B                                               40,936      569,010       0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                          1,339,640   74,684,930       0.3%
    PulteGroup, Inc.                                              2,391,049   72,281,411       0.3%
    PVH Corp.                                                       384,788   48,794,966       0.2%
#   Ralph Lauren Corp.                                              291,292   26,050,244       0.1%
    Royal Caribbean Cruises, Ltd.                                 1,461,968  180,947,779       0.7%
*   Skechers U.S.A., Inc. Class A                                   156,944    5,009,653       0.0%
#   Target Corp.                                                    963,192   56,866,856       0.2%
#   TEGNA, Inc.                                                     626,726    7,664,859       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Time Warner, Inc.                                             3,804,556 $  373,949,809       1.3%
    Toll Brothers, Inc.                                             338,804     15,598,536       0.1%
#   Viacom, Inc. Class A                                              2,694         80,955       0.0%
    Viacom, Inc. Class B                                            797,742     19,169,740       0.1%
#   Whirlpool Corp.                                                 544,837     89,315,129       0.3%
                                                                            --------------      ----
Total Consumer Discretionary                                                 3,718,193,837      13.4%
                                                                            --------------      ----
Consumer Staples -- (6.3%)
    Archer-Daniels-Midland Co.                                    2,600,284    106,273,607       0.4%
    Bunge, Ltd.                                                     937,564     64,485,652       0.2%
#   Coty, Inc. Class A                                              372,872      5,742,229       0.0%
    CVS Health Corp.                                              4,700,064    322,095,386       1.2%
    Ingredion, Inc.                                                 146,985     18,424,570       0.1%
#   JM Smucker Co. (The)                                            895,585     94,976,789       0.3%
    Kraft Heinz Co. (The)                                         1,012,962     78,332,351       0.3%
    Molson Coors Brewing Co. Class B                                865,117     69,962,012       0.3%
    Mondelez International, Inc. Class A                          3,546,887    146,947,528       0.5%
    Pinnacle Foods, Inc.                                            489,872     26,658,834       0.1%
*   Post Holdings, Inc.                                             362,292     30,044,876       0.1%
    Seaboard Corp.                                                       13         57,202       0.0%
#*  TreeHouse Foods, Inc.                                            49,069      3,257,200       0.0%
    Tyson Foods, Inc. Class A                                     1,959,828    142,891,060       0.5%
*   US Foods Holding Corp.                                          707,806     19,308,948       0.1%
    Wal-Mart Stores, Inc.                                         5,670,262    495,070,575       1.8%
    Walgreens Boots Alliance, Inc.                                2,539,242    168,275,567       0.6%
                                                                            --------------      ----
Total Consumer Staples                                                       1,792,804,386       6.5%
                                                                            --------------      ----
Energy -- (11.3%)
    Anadarko Petroleum Corp.                                        969,947     47,886,283       0.2%
    Andeavor                                                      1,106,785    117,584,838       0.4%
#*  Antero Resources Corp.                                           18,918        367,009       0.0%
#   Apache Corp.                                                    253,665     10,494,121       0.0%
    Baker Hughes a GE Co.                                         1,011,773     31,800,025       0.1%
    Chevron Corp.                                                 4,451,136    515,842,151       1.9%
#*  Concho Resources, Inc.                                          586,120     78,663,165       0.3%
    ConocoPhillips                                                2,989,939    152,935,380       0.6%
#*  Continental Resources, Inc.                                     194,483      7,917,403       0.0%
#*  Diamondback Energy, Inc.                                         63,757      6,832,200       0.0%
    Exxon Mobil Corp.                                            12,856,443  1,071,584,524       3.9%
#   Helmerich & Payne, Inc.                                         446,159     24,230,895       0.1%
#   Hess Corp.                                                      918,391     40,556,147       0.1%
#   HollyFrontier Corp.                                             645,042     23,834,302       0.1%
    Kinder Morgan, Inc.                                           6,136,481    111,131,671       0.4%
#   Marathon Oil Corp.                                            2,846,569     40,478,211       0.1%
    Marathon Petroleum Corp.                                      2,313,489    138,207,833       0.5%
#   Murphy Oil Corp.                                                309,108      8,268,639       0.0%
#   National Oilwell Varco, Inc.                                  1,387,526     47,439,514       0.2%
#   Noble Energy, Inc.                                            1,659,899     46,261,385       0.2%
    Occidental Petroleum Corp.                                    2,196,166    141,806,439       0.5%
#   ONEOK, Inc.                                                     162,301      8,808,075       0.0%
    Phillips 66                                                   1,065,820     97,074,886       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Energy -- (Continued)
#   Pioneer Natural Resources Co.                                    42,427 $    6,350,049       0.0%
#   Range Resources Corp.                                           144,745      2,621,332       0.0%
*   Rice Energy, Inc.                                               102,107      2,894,734       0.0%
*   RSP Permian, Inc.                                                43,338      1,491,261       0.0%
    Schlumberger, Ltd.                                            1,134,428     72,603,392       0.3%
#   Targa Resources Corp.                                         1,262,389     52,389,144       0.2%
*   TechnipFMC P.L.C.                                             1,601,490     43,864,811       0.2%
    Valero Energy Corp.                                           2,810,052    221,685,002       0.8%
    Williams Cos., Inc. (The)                                       488,782     13,930,287       0.1%
                                                                            --------------      ----
Total Energy                                                                 3,187,835,108      11.5%
                                                                            --------------      ----
Financials -- (24.1%)
    Aflac, Inc.                                                   1,311,820    110,048,580       0.4%
*   Alleghany Corp.                                                  32,159     18,209,069       0.1%
    Allstate Corp. (The)                                          1,042,737     97,871,295       0.3%
#   Ally Financial, Inc.                                          2,784,132     72,749,369       0.3%
    American Financial Group, Inc.                                  417,552     44,047,560       0.2%
    American International Group, Inc.                            2,219,588    143,407,581       0.5%
#*  Arch Capital Group, Ltd.                                        176,406     17,577,094       0.1%
    Assurant, Inc.                                                  347,378     34,963,596       0.1%
    Assured Guaranty, Ltd.                                          489,910     18,175,661       0.1%
    Axis Capital Holdings, Ltd.                                     342,158     18,609,974       0.1%
    Bank of America Corp.                                        18,827,362    515,681,445       1.9%
    Bank of New York Mellon Corp. (The)                           4,487,177    230,865,257       0.8%
#   Bank of the Ozarks, Inc.                                         26,530      1,236,829       0.0%
#   BB&T Corp.                                                    2,075,692    102,207,074       0.4%
    BOK Financial Corp.                                               6,114        528,678       0.0%
*   Brighthouse Financial, Inc.                                     185,840     11,555,531       0.0%
    Capital One Financial Corp.                                   2,121,034    195,516,914       0.7%
    Chubb, Ltd.                                                     565,233     85,248,441       0.3%
#   CIT Group, Inc.                                                 473,057     22,053,917       0.1%
    Citigroup, Inc.                                               8,095,404    595,012,194       2.1%
    Citizens Financial Group, Inc.                                  912,076     34,668,009       0.1%
#   CNA Financial Corp.                                             411,635     22,281,803       0.1%
    Comerica, Inc.                                                   47,828      3,757,846       0.0%
    Everest Re Group, Ltd.                                          220,574     52,375,296       0.2%
    Fifth Third Bancorp                                           4,300,050    124,271,445       0.4%
#   First American Financial Corp.                                  115,297      6,274,463       0.0%
    Goldman Sachs Group, Inc. (The)                               1,076,397    261,004,745       0.9%
    Hartford Financial Services Group, Inc. (The)                 2,672,826    147,139,071       0.5%
#   Huntington Bancshares, Inc.                                   4,563,724     62,979,391       0.2%
    Invesco, Ltd.                                                   513,904     18,392,624       0.1%
    JPMorgan Chase & Co.                                         11,460,834  1,153,074,509       4.2%
    KeyCorp                                                       2,534,114     46,247,580       0.2%
    Leucadia National Corp.                                         246,660      6,240,498       0.0%
    Lincoln National Corp.                                          907,300     68,755,194       0.2%
    Loews Corp.                                                   1,364,220     67,542,532       0.2%
    M&T Bank Corp.                                                  283,612     47,297,973       0.2%
    MetLife, Inc.                                                 2,044,246    109,530,701       0.4%
*   MGIC Investment Corp.                                           110,703      1,583,053       0.0%
    Morgan Stanley                                                5,499,651    274,982,550       1.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Financials -- (Continued)
#   New York Community Bancorp, Inc.                              1,100,233 $   13,818,926       0.0%
    Old Republic International Corp.                                793,763     16,105,451       0.1%
    PacWest Bancorp                                                 292,728     14,144,617       0.1%
#   People's United Financial, Inc.                                 396,896      7,406,079       0.0%
    Pinnacle Financial Partners, Inc.                                44,579      2,951,130       0.0%
    PNC Financial Services Group, Inc. (The)                      1,370,488    187,469,053       0.7%
    Principal Financial Group, Inc.                               1,555,887    102,455,159       0.4%
#   Prosperity Bancshares, Inc.                                      69,192      4,551,450       0.0%
    Prudential Financial, Inc.                                    1,042,426    115,146,376       0.4%
    Regions Financial Corp.                                       6,050,415     93,660,424       0.3%
    Reinsurance Group of America, Inc.                              352,636     52,676,766       0.2%
#   RenaissanceRe Holdings, Ltd.                                    118,695     16,422,640       0.1%
*   Santander Consumer USA Holdings, Inc.                           369,099      6,141,807       0.0%
    State Street Corp.                                              524,339     48,239,188       0.2%
    SunTrust Banks, Inc.                                          1,256,570     75,658,080       0.3%
    Synchrony Financial                                             159,750      5,211,045       0.0%
    Travelers Cos., Inc. (The)                                    1,165,331    154,348,091       0.6%
    Unum Group                                                    1,204,396     62,676,768       0.2%
    Validus Holdings, Ltd.                                            2,287        119,107       0.0%
#   Voya Financial, Inc.                                            184,436      7,406,950       0.0%
    Wells Fargo & Co.                                            15,424,411    865,926,434       3.1%
#   WR Berkley Corp.                                                230,790     15,827,578       0.1%
#   XL Group, Ltd.                                                1,060,092     42,901,923       0.2%
#   Zions Bancorporation                                            781,188     36,293,994       0.1%
                                                                            --------------      ----
Total Financials                                                             6,791,524,378      24.5%
                                                                            --------------      ----
Health Care -- (12.1%)
    Abbott Laboratories                                           4,721,513    256,047,650       0.9%
    Aetna, Inc.                                                   1,805,018    306,907,211       1.1%
    Allergan P.L.C.                                                 496,938     88,072,322       0.3%
    Anthem, Inc.                                                  1,447,321    302,794,026       1.1%
    Baxter International, Inc.                                       77,675      5,007,707       0.0%
#*  Bio-Rad Laboratories, Inc. Class A                                7,494      1,647,106       0.0%
    Cardinal Health, Inc.                                            51,405      3,181,970       0.0%
*   Centene Corp.                                                 1,155,189    108,206,554       0.4%
    Cigna Corp.                                                     403,350     79,548,687       0.3%
    Danaher Corp.                                                 2,176,662    200,840,603       0.7%
*   DaVita, Inc.                                                    968,792     58,844,426       0.2%
    DENTSPLY SIRONA, Inc.                                           219,509     13,405,415       0.0%
#*  Envision Healthcare Corp.                                        68,624      2,923,382       0.0%
*   Express Scripts Holding Co.                                   2,740,464    167,963,039       0.6%
    Humana, Inc.                                                    708,361    180,879,981       0.7%
*   INC Research Holdings, Inc. Class A                              14,960        854,964       0.0%
*   Laboratory Corp. of America Holdings                            721,272    110,866,719       0.4%
    McKesson Corp.                                                  357,190     49,249,357       0.2%
#*  MEDNAX, Inc.                                                    413,651     18,113,777       0.1%
    Medtronic P.L.C.                                              4,257,228    342,791,999       1.2%
*   Mylan NV                                                      1,365,926     48,777,217       0.2%
    PerkinElmer, Inc.                                               137,678      9,956,873       0.0%
#   Perrigo Co. P.L.C.                                              181,117     14,668,666       0.1%
    Pfizer, Inc.                                                 16,341,666    572,938,810       2.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Health Care -- (Continued)
    Quest Diagnostics, Inc.                                        954,608 $   89,523,138       0.3%
#*  Quintiles IMS Holdings, Inc.                                   203,054     21,950,137       0.1%
    STERIS P.L.C.                                                  192,061     17,925,053       0.1%
#*  Taro Pharmaceutical Industries, Ltd.                             9,494      1,067,316       0.0%
    Thermo Fisher Scientific, Inc.                               1,050,474    203,613,375       0.7%
*   United Therapeutics Corp.                                      181,204     21,488,982       0.1%
    Universal Health Services, Inc. Class B                        500,100     51,360,270       0.2%
*   WellCare Health Plans, Inc.                                    101,722     20,114,508       0.1%
    Zimmer Biomet Holdings, Inc.                                   256,814     31,233,719       0.1%
                                                                           --------------      ----
Total Health Care                                                           3,402,764,959      12.3%
                                                                           --------------      ----
Industrials -- (8.1%)
*   AECOM                                                          619,769     21,729,101       0.1%
    AGCO Corp.                                                     443,685     30,423,480       0.1%
#   AMERCO                                                          51,218     20,110,236       0.1%
#   Arconic, Inc.                                                2,428,588     61,006,131       0.2%
    Carlisle Cos., Inc.                                            314,461     34,537,252       0.1%
*   Colfax Corp.                                                   148,210      6,181,839       0.0%
    Copa Holdings SA Class A                                        52,052      6,412,286       0.0%
    CSX Corp.                                                      844,423     42,584,252       0.2%
    Cummins, Inc.                                                  175,294     31,006,003       0.1%
    Delta Air Lines, Inc.                                        2,950,569    147,616,967       0.5%
    Dover Corp.                                                    830,218     79,277,517       0.3%
    Eaton Corp. P.L.C.                                           1,814,900    145,228,298       0.5%
    EMCOR Group, Inc.                                               10,035        807,918       0.0%
    FedEx Corp.                                                    624,040    140,914,472       0.5%
    Fluor Corp.                                                    890,347     38,365,052       0.1%
    General Electric Co.                                         2,108,359     42,504,517       0.2%
*   Genesee & Wyoming, Inc. Class A                                 54,725      3,928,161       0.0%
    Ingersoll-Rand P.L.C.                                          830,409     73,574,237       0.3%
    Jacobs Engineering Group, Inc.                                 377,362     21,966,242       0.1%
#*  JetBlue Airways Corp.                                        2,305,410     44,148,602       0.2%
    Johnson Controls International P.L.C.                        1,004,978     41,596,039       0.2%
    Kansas City Southern                                           663,498     69,149,762       0.2%
    L3 Technologies, Inc.                                          393,053     73,571,661       0.3%
#   Macquarie Infrastructure Corp.                                 414,567     28,833,135       0.1%
    ManpowerGroup, Inc.                                            425,572     52,464,516       0.2%
    Norfolk Southern Corp.                                       1,546,984    203,304,637       0.7%
    Orbital ATK, Inc.                                               77,125     10,252,226       0.0%
    Oshkosh Corp.                                                  310,560     28,434,874       0.1%
    Owens Corning                                                  742,362     61,385,914       0.2%
    PACCAR, Inc.                                                   522,096     37,449,946       0.1%
#   Pentair P.L.C.                                               1,039,475     73,241,408       0.3%
*   Quanta Services, Inc.                                          573,384     21,633,778       0.1%
    Republic Services, Inc.                                      1,993,959    129,746,912       0.5%
    Rockwell Collins, Inc.                                          10,306      1,397,494       0.0%
#   Snap-on, Inc.                                                   13,648      2,153,381       0.0%
    Spirit Aerosystems Holdings, Inc. Class A                       31,638      2,534,204       0.0%
    Stanley Black & Decker, Inc.                                 1,079,268    174,355,745       0.6%
#*  Stericycle, Inc.                                               176,533     12,507,363       0.0%
*   Teledyne Technologies, Inc.                                     16,413      2,789,553       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Industrials -- (Continued)
    Textron, Inc.                                                 1,923,539 $  101,447,447       0.4%
    Trinity Industries, Inc.                                         94,028      3,057,791       0.0%
*   United Continental Holdings, Inc.                             1,237,226     72,352,976       0.3%
#*  USG Corp.                                                       150,489      5,166,287       0.0%
#   Wabtec Corp.                                                    230,470     17,630,955       0.1%
#*  XPO Logistics, Inc.                                             807,425     55,994,924       0.2%
                                                                            --------------       ---
Total Industrials                                                            2,274,775,491       8.2%
                                                                            --------------       ---
Information Technology -- (14.6%)
*   Akamai Technologies, Inc.                                        44,939      2,348,063       0.0%
#   Amdocs, Ltd.                                                    484,726     31,555,663       0.1%
*   ARRIS International P.L.C.                                      770,878     21,970,023       0.1%
*   Arrow Electronics, Inc.                                         652,120     54,510,711       0.2%
    Avnet, Inc.                                                     507,596     20,202,321       0.1%
    Brocade Communications Systems, Inc.                          1,391,533     16,211,359       0.1%
    CA, Inc.                                                      2,956,960     95,746,365       0.3%
    Cisco Systems, Inc.                                          23,284,393    795,162,021       2.9%
*   CommerceHub, Inc. Series C                                       53,314      1,137,188       0.0%
    Corning, Inc.                                                 3,683,566    115,332,451       0.4%
*   Dell Technologies, Inc. Class V                                 703,394     58,219,921       0.2%
    Dolby Laboratories, Inc. Class A                                 16,116        933,761       0.0%
    DXC Technology Co.                                            1,074,893     98,374,207       0.4%
*   EchoStar Corp. Class A                                           14,785        827,221       0.0%
    Fidelity National Information Services, Inc.                  1,455,335    134,996,875       0.5%
*   First Solar, Inc.                                                27,062      1,483,539       0.0%
#*  Flex, Ltd.                                                    1,552,059     27,626,650       0.1%
    FLIR Systems, Inc.                                              105,840      4,955,429       0.0%
    Hewlett Packard Enterprise Co.                                9,176,127    127,731,688       0.5%
    HP, Inc.                                                      9,619,949    207,309,901       0.8%
    Intel Corp.                                                  22,965,227  1,044,688,176       3.8%
    Jabil, Inc.                                                     917,888     25,957,873       0.1%
    Juniper Networks, Inc.                                        2,634,266     65,408,825       0.2%
#   Lam Research Corp.                                            1,017,170    212,151,147       0.8%
    Leidos Holdings, Inc.                                           534,387     33,409,875       0.1%
    LogMeIn, Inc.                                                     2,049        248,031       0.0%
    Marvell Technology Group, Ltd.                                  808,260     14,928,562       0.1%
*   Micro Focus International P.L.C. Sponsored ADR                  194,533      6,795,038       0.0%
*   Micron Technology, Inc.                                       5,266,057    233,338,986       0.8%
*   Microsemi Corp.                                                  57,304      3,058,314       0.0%
*   Nuance Communications, Inc.                                     145,478      2,144,346       0.0%
    NVIDIA Corp.                                                    322,296     66,654,036       0.2%
#*  ON Semiconductor Corp.                                          550,404     11,734,613       0.0%
#*  Qorvo, Inc.                                                     306,151     23,209,307       0.1%
    QUALCOMM, Inc.                                                5,296,483    270,173,598       1.0%
#   SS&C Technologies Holdings, Inc.                                122,197      4,912,319       0.0%
#   SYNNEX Corp.                                                    191,299     25,802,409       0.1%
*   Synopsys, Inc.                                                   83,602      7,233,245       0.0%
    TE Connectivity, Ltd.                                           831,307     75,623,998       0.3%
    Teradyne, Inc.                                                  130,425      5,593,928       0.0%
    Western Digital Corp.                                         1,222,328    109,117,221       0.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                           SHARES       VALUE+      OF NET ASSETS**
                                                                         ---------- --------------- ---------------
Information Technology -- (Continued)
            Xerox Corp.                                                   1,658,079 $    50,256,374       0.2%
                                                                                    ---------------      ----
Total Information Technology                                                          4,109,075,578      14.9%
                                                                                    ---------------      ----
Materials -- (3.3%)
#           Albemarle Corp.                                                 492,856      69,438,482       0.3%
*           Alcoa Corp.                                                     908,598      43,412,812       0.2%
            Ashland Global Holdings, Inc.                                   376,541      25,597,257       0.1%
#           CF Industries Holdings, Inc.                                  1,279,879      48,609,804       0.2%
            DowDuPont, Inc.                                                 822,454      59,471,649       0.2%
            Eastman Chemical Co.                                          1,047,312      95,106,403       0.4%
*           Freeport-McMoRan, Inc.                                        3,399,494      47,524,926       0.2%
            Huntsman Corp.                                                  258,591       8,280,084       0.0%
#           Martin Marietta Materials, Inc.                                  88,405      19,170,624       0.1%
            Mosaic Co. (The)                                              1,394,879      31,161,597       0.1%
            Newmont Mining Corp.                                          1,816,911      65,699,502       0.2%
            Nucor Corp.                                                   2,417,690     139,815,013       0.5%
#           Olin Corp.                                                      922,649      33,704,368       0.1%
            Reliance Steel & Aluminum Co.                                   425,994      32,733,379       0.1%
#           Royal Gold, Inc.                                                107,949       9,079,590       0.0%
            Steel Dynamics, Inc.                                          1,540,964      57,339,270       0.2%
            Valvoline, Inc.                                               1,033,732      24,830,243       0.1%
#           Vulcan Materials Co.                                            275,139      33,498,173       0.1%
#           Westlake Chemical Corp.                                         342,667      29,095,855       0.1%
            WestRock Co.                                                  1,040,093      63,788,904       0.2%
                                                                                    ---------------      ----
Total Materials                                                                         937,357,935       3.4%
                                                                                    ---------------      ----
Real Estate -- (0.1%)
#*          Howard Hughes Corp. (The)                                         5,701         727,619       0.0%
            Jones Lang LaSalle, Inc.                                        178,114      23,063,982       0.1%
#           Realogy Holdings Corp.                                          131,211       4,242,051       0.0%
                                                                                    ---------------      ----
Total Real Estate                                                                        28,033,652       0.1%
                                                                                    ---------------      ----
Telecommunication Services -- (3.9%)
#           AT&T, Inc.                                                   26,708,783     898,750,548       3.2%
#           CenturyLink, Inc.                                             3,991,008      75,789,242       0.3%
*           Level 3 Communications, Inc.                                    843,237      45,222,800       0.2%
#*          Sprint Corp.                                                  2,014,058      13,171,939       0.1%
*           T-Mobile US, Inc.                                               960,615      57,415,959       0.2%
                                                                                    ---------------      ----
Total Telecommunication Services                                                      1,090,350,488       4.0%
                                                                                    ---------------      ----
Utilities -- (0.2%)
*           Calpine Corp.                                                 1,538,972      22,992,242       0.1%
#           NRG Energy, Inc.                                              1,599,440      39,986,000       0.1%
                                                                                    ---------------      ----
Total Utilities                                                                          62,978,242       0.2%
                                                                                    ---------------      ----
TOTAL COMMON STOCKS                                                                  27,395,694,054      99.0%
                                                                                    ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                        196,076         198,997       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                           SHARES        VALUE+      OF NET ASSETS**
                                                                         ----------- --------------- ---------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights                         196,076 $            59        0.0%
                                                                                     ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                        199,056        0.0%
                                                                                     ---------------      -----
TOTAL INVESTMENT SECURITIES                                                           27,395,893,110
                                                                                     ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
            State Street Institutional U.S. Government Money Market
            Fund, 0.960%                                                 272,071,006     272,071,006        1.0%
                                                                                     ---------------      -----
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@        DFA Short Term Investment Fund                                45,149,193     522,421,314        1.9%
                                                                                     ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $19,400,546,693)                                 $28,190,385,430      101.9%
                                                                                     ===============      =====

At October 31, 2017, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)    1,472    12/15/17  $181,290,778 $189,350,720   $8,059,942
                                             ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                      $181,290,778 $189,350,720   $8,059,942
                                             ============ ============   ==========

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 3,718,193,837           --   --    $ 3,718,193,837
   Consumer Staples               1,792,804,386           --   --      1,792,804,386
   Energy                         3,187,835,108           --   --      3,187,835,108
   Financials                     6,791,524,378           --   --      6,791,524,378
   Health Care                    3,402,764,959           --   --      3,402,764,959
   Industrials                    2,274,775,491           --   --      2,274,775,491
   Information Technology         4,109,075,578           --   --      4,109,075,578
   Materials                        937,357,935           --   --        937,357,935
   Real Estate                       28,033,652           --   --         28,033,652
   Telecommunication Services     1,090,350,488           --   --      1,090,350,488
   Utilities                         62,978,242           --   --         62,978,242
Rights/Warrants                              -- $    199,056   --            199,056
Temporary Cash Investments          272,071,006           --   --        272,071,006
Securities Lending Collateral                --  522,421,314   --        522,421,314
Futures Contracts**                   8,059,942           --   --          8,059,942
                                --------------- ------------   --    ---------------
TOTAL                           $27,675,825,002 $522,620,370   --    $28,198,445,372
                                =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.7%)
    Alumina, Ltd.                                                   312,287 $    560,404       0.0%
    Aurizon Holdings, Ltd.                                        1,898,469    7,534,459       0.1%
#   Australia & New Zealand Banking Group, Ltd.                   6,120,380  140,453,824       1.1%
    Bank of Queensland, Ltd.                                        796,768    8,156,707       0.1%
    Bendigo & Adelaide Bank, Ltd.                                 1,271,190   11,087,580       0.1%
    BHP Billiton, Ltd.                                            6,597,392  135,832,357       1.1%
#   BHP Billiton, Ltd. Sponsored ADR                              1,510,491   61,899,921       0.5%
    BlueScope Steel, Ltd.                                         2,415,466   23,780,303       0.2%
    Boral, Ltd.                                                   2,601,567   14,275,678       0.1%
    Crown Resorts, Ltd.                                             517,397    4,600,765       0.0%
    Downer EDI, Ltd.                                                697,796    3,744,298       0.0%
    Fortescue Metals Group, Ltd.                                  8,466,965   30,105,183       0.2%
#   Harvey Norman Holdings, Ltd.                                    360,705    1,044,843       0.0%
    Incitec Pivot, Ltd.                                           4,609,977   13,522,169       0.1%
    LendLease Group                                               1,287,380   15,986,694       0.1%
    National Australia Bank, Ltd.                                    94,926    2,378,482       0.0%
    Newcrest Mining, Ltd.                                         2,801,722   47,902,721       0.4%
    Oil Search, Ltd.                                                654,420    3,709,500       0.0%
*   Origin Energy, Ltd.                                           2,836,110   17,273,281       0.1%
    QBE Insurance Group, Ltd.                                     2,620,554   21,488,037       0.2%
    Rio Tinto, Ltd.                                                  94,498    5,035,446       0.1%
*   Santos, Ltd.                                                  4,838,494   16,719,439       0.1%
    South32, Ltd.                                                13,608,291   35,545,592       0.3%
    South32, Ltd. ADR                                               328,024    4,271,529       0.0%
    Star Entertainment Grp, Ltd. (The)                            4,545,302   20,042,974       0.2%
    Suncorp Group, Ltd.                                           2,256,632   23,488,764       0.2%
    Tatts Group, Ltd.                                             1,175,373    3,757,249       0.0%
    Treasury Wine Estates, Ltd.                                     618,700    7,426,833       0.1%
    Woodside Petroleum, Ltd.                                      2,846,042   67,089,785       0.5%
                                                                            ------------       ---
TOTAL AUSTRALIA                                                              748,714,817       5.9%
                                                                            ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                              98,143    4,212,781       0.0%
    OMV AG                                                          115,518    6,932,623       0.1%
*   Raiffeisen Bank International AG                                 61,518    2,139,358       0.0%
                                                                            ------------       ---
TOTAL AUSTRIA                                                                 13,284,762       0.1%
                                                                            ------------       ---
BELGIUM -- (1.0%)
    Ageas                                                           642,764   31,170,885       0.2%
    Colruyt SA                                                        4,779      244,419       0.0%
    KBC Group NV                                                    497,767   41,348,960       0.3%
    Solvay SA                                                       309,078   45,916,096       0.4%
    UCB SA                                                          149,459   10,880,000       0.1%
                                                                            ------------       ---
TOTAL BELGIUM                                                                129,560,360       1.0%
                                                                            ------------       ---
CANADA -- (7.7%)
#   AltaGas, Ltd.                                                   171,443    3,908,332       0.0%
    ARC Resources, Ltd.                                              87,011    1,060,912       0.0%
    Bank of Montreal(063671101)                                   1,746,675  133,812,772       1.1%
#   Bank of Montreal(2076009)                                        85,939    6,583,483       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
CANADA -- (Continued)
*   BlackBerry, Ltd.                                               683,288 $    7,478,511       0.1%
    Cameco Corp.(13321L108)                                        571,821      4,654,623       0.0%
#   Cameco Corp.(2166160)                                          468,671      3,807,203       0.0%
    Canadian Natural Resources, Ltd.(136385101)                    368,581     12,863,477       0.1%
    Canadian Natural Resources, Ltd.(2171573)                      614,945     21,459,440       0.2%
    Cenovus Energy, Inc.                                         2,110,053     20,509,715       0.2%
    Crescent Point Energy Corp.(22576C101)                       1,508,054     12,411,287       0.1%
#   Crescent Point Energy Corp.(B67C8W8)                           822,786      6,766,731       0.1%
    Element Fleet Management Corp.                                 278,876      2,148,692       0.0%
    Empire Co., Ltd. Class A                                       798,335     13,818,170       0.1%
#   Enbridge Income Fund Holdings, Inc.                            354,758      8,268,795       0.1%
#   Encana Corp.(292505104)                                      1,370,633     16,036,406       0.1%
    Encana Corp.(2793193)                                        1,372,375     16,052,352       0.1%
    Fairfax Financial Holdings, Ltd.                                53,145     27,987,942       0.2%
    Finning International, Inc.                                     35,193        858,206       0.0%
    First Quantum Minerals, Ltd.                                 1,679,519     18,785,719       0.2%
#   Genworth MI Canada, Inc.                                        72,689      2,258,819       0.0%
#   Goldcorp, Inc.(380956409)                                      925,799     12,090,935       0.1%
    Goldcorp, Inc.(2676302)                                      1,371,582     17,914,237       0.1%
*   Husky Energy, Inc.                                           1,605,697     20,810,211       0.2%
*   IAMGOLD Corp.                                                   95,000        521,355       0.0%
    Imperial Oil, Ltd.(2454241)                                    187,707      6,086,182       0.1%
    Imperial Oil, Ltd.(453038408)                                  170,443      5,518,944       0.1%
    Industrial Alliance Insurance & Financial Services, Inc.       527,331     23,895,644       0.2%
*   Kinross Gold Corp.                                           6,346,308     25,088,110       0.2%
    Linamar Corp.                                                  138,149      8,382,531       0.1%
    Lundin Mining Corp.                                          3,781,764     28,844,708       0.2%
    Magna International, Inc.                                      642,390     35,042,374       0.3%
    Manulife Financial Corp.(56501R106)                          1,490,899     29,967,070       0.2%
    Manulife Financial Corp.(2492519)                            2,603,564     52,349,779       0.4%
    Maple Leaf Foods, Inc.                                          65,321      1,694,164       0.0%
    Pembina Pipeline Corp.                                          14,326        473,600       0.0%
    Potash Corp. of Saskatchewan, Inc.                           1,488,420     28,979,537       0.2%
*   Seven Generations Energy, Ltd. Class A                         149,843      2,262,570       0.0%
    Sun Life Financial, Inc.(2566124)                            1,110,140     43,240,474       0.3%
    Sun Life Financial, Inc.(866796105)                            364,570     14,192,710       0.1%
    Suncor Energy, Inc.(B3NB1P2)                                 3,911,426    132,796,279       1.0%
    Suncor Energy, Inc.(867224107)                               1,160,407     39,407,422       0.3%
    Teck Resources, Ltd. Class B(2879327)                        1,355,792     27,702,253       0.2%
    Teck Resources, Ltd. Class B(878742204)                      1,643,698     33,597,187       0.3%
    TMX Group, Ltd.                                                 33,900      1,852,268       0.0%
*   Tourmaline Oil Corp.                                         1,098,688     20,106,987       0.2%
*   Turquoise Hill Resources, Ltd.(900435108)                      127,382        391,063       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      1,611,490      4,921,534       0.0%
#*  Valeant Pharmaceuticals International, Inc.                  1,330,161     15,549,582       0.1%
    West Fraser Timber Co., Ltd.                                    11,349        690,300       0.0%
#   Wheaton Precious Metals Corp.                                  200,486      4,158,080       0.0%
#   Whitecap Resources, Inc.                                       989,184      7,100,104       0.1%
#   WSP Global, Inc.                                               369,514     16,560,964       0.1%
    Yamana Gold, Inc.                                            3,207,591      8,329,146       0.1%
                                                                           --------------       ---
TOTAL CANADA                                                                1,012,049,891       8.0%
                                                                           --------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
DENMARK -- (1.7%)
    AP Moller - Maersk A.S. Class A                                  7,706 $   14,283,293       0.1%
    AP Moller - Maersk A.S. Class B                                 16,058     30,782,956       0.2%
    Carlsberg A.S. Class B                                         276,658     31,605,834       0.3%
    Danske Bank A.S.                                               910,236     34,737,755       0.3%
    DSV A.S.                                                       470,071     36,348,670       0.3%
#   H Lundbeck A.S.                                                 74,464      4,426,721       0.0%
    ISS A.S.                                                       509,394     21,571,918       0.2%
    Jyske Bank A.S.                                                 94,849      5,359,740       0.1%
#   Novozymes A.S. Class B                                          47,990      2,651,581       0.0%
    Tryg A.S.                                                       10,592        252,325       0.0%
    Vestas Wind Systems A.S.                                       461,198     40,716,759       0.3%
                                                                           --------------       ---
TOTAL DENMARK                                                                 222,737,552       1.8%
                                                                           --------------       ---
FINLAND -- (0.9%)
    Fortum Oyj                                                   1,076,522     22,848,576       0.2%
    Nokia Oyj                                                    1,296,097      6,374,101       0.1%
    Stora Enso Oyj Class R                                       2,037,136     31,836,750       0.2%
#   Stora Enso Oyj Sponsored ADR                                    91,500      1,430,145       0.0%
    UPM-Kymmene Oyj                                              1,692,092     50,817,346       0.4%
    UPM-Kymmene Oyj Sponsored ADR                                   69,300      2,082,812       0.0%
                                                                           --------------       ---
TOTAL FINLAND                                                                 115,389,730       0.9%
                                                                           --------------       ---
FRANCE -- (9.2%)
    AXA SA                                                       2,859,375     86,319,921       0.7%
    AXA SA Sponsored ADR                                             2,993         90,389       0.0%
    BNP Paribas SA                                               2,361,620    184,323,068       1.5%
    Bollore SA                                                   1,351,384      6,527,984       0.1%
    Bouygues SA                                                    709,374     34,045,461       0.3%
#   Casino Guichard Perrachon SA                                   143,286      8,181,549       0.1%
    Cie de Saint-Gobain                                            359,089     21,054,429       0.2%
    Cie Generale des Etablissements Michelin                       105,407     15,257,279       0.1%
    CNP Assurances                                                 497,075     11,563,204       0.1%
    Credit Agricole SA                                           1,019,955     17,801,493       0.1%
    Electricite de France SA                                     1,136,436     14,873,478       0.1%
#   Engie SA                                                     5,125,526     86,631,897       0.7%
    Natixis SA                                                   2,063,101     16,179,133       0.1%
    Orange SA                                                    5,424,781     89,116,543       0.7%
    Peugeot SA                                                   2,829,994     67,143,170       0.5%
    Renault SA                                                     914,987     90,733,026       0.7%
    SCOR SE                                                        349,012     14,488,682       0.1%
    Societe Generale SA                                          1,935,625    107,726,187       0.8%
    STMicroelectronics NV                                          707,405     16,653,250       0.1%
    Total SA                                                     5,355,467    298,503,517       2.3%
    Vivendi SA                                                     757,018     18,798,097       0.2%
                                                                           --------------       ---
TOTAL FRANCE                                                                1,206,011,757       9.5%
                                                                           --------------       ---
GERMANY -- (7.2%)
    Allianz SE                                                     309,762     72,316,665       0.6%
#   Allianz SE Sponsored ADR                                     2,622,354     61,364,132       0.5%
    BASF SE                                                          8,683        949,515       0.0%
    Bayerische Motoren Werke AG                                  1,144,525    117,382,755       0.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
GERMANY -- (Continued)
    CECONOMY AG                                                     146,017 $  1,905,949       0.0%
*   Commerzbank AG                                                1,918,521   26,587,038       0.2%
    Daimler AG                                                    3,058,631  255,353,316       2.0%
#   Deutsche Bank AG(D18190898)                                   1,561,493   25,405,491       0.2%
#   Deutsche Bank AG(5750355)                                     1,634,829   26,793,516       0.2%
    Deutsche Lufthansa AG                                         1,443,640   46,381,045       0.4%
    Evonik Industries AG                                            321,206   11,684,157       0.1%
    Fraport AG Frankfurt Airport Services Worldwide                 157,663   14,981,716       0.1%
    Fresenius Medical Care AG & Co. KGaA                            247,312   23,945,230       0.2%
#   Fresenius Medical Care AG & Co. KGaA ADR                         16,919      818,541       0.0%
    GEA Group AG                                                      8,305      401,194       0.0%
    Hannover Rueck SE                                                31,333    3,942,971       0.0%
    HeidelbergCement AG                                             361,351   36,976,884       0.3%
    Innogy SE                                                       283,207   13,170,812       0.1%
    Lanxess AG                                                       78,559    6,159,703       0.0%
*   Linde AG                                                        157,109   33,847,393       0.3%
*   METRO AG                                                        817,337   15,493,660       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                   206,550   46,370,924       0.4%
    OSRAM Licht AG                                                    7,090      542,879       0.0%
*   RWE AG                                                        2,106,713   52,970,889       0.4%
*   Talanx AG                                                       180,070    7,085,294       0.1%
#   Telefonica Deutschland Holding AG                             1,517,203    7,739,040       0.1%
#   Uniper SE                                                       886,107   24,898,354       0.2%
    Volkswagen AG                                                    96,837   18,084,080       0.1%
    Wacker Chemie AG                                                 11,870    1,853,854       0.0%
                                                                            ------------       ---
TOTAL GERMANY                                                                955,406,997       7.5%
                                                                            ------------       ---
HONG KONG -- (2.5%)
    Bank of East Asia, Ltd. (The)                                   166,154      729,080       0.0%
    BOC Aviation, Ltd.                                               23,400      125,842       0.0%
#*  Cathay Pacific Airways, Ltd.                                  6,482,000   11,088,980       0.1%
    CK Hutchison Holdings, Ltd.                                   6,770,984   86,003,062       0.7%
    Great Eagle Holdings, Ltd.                                       15,363       84,582       0.0%
    Guoco Group, Ltd.                                                 6,000       94,929       0.0%
    Hang Lung Group, Ltd.                                         2,833,000    9,954,243       0.1%
    Hang Lung Properties, Ltd.                                    4,709,000   10,813,158       0.1%
    Henderson Land Development Co., Ltd.                            627,046    4,092,037       0.0%
    Hopewell Holdings, Ltd.                                         938,669    3,610,361       0.0%
*   I-CABLE Communications, Ltd.                                  4,251,195      133,162       0.0%
    Kerry Properties, Ltd.                                        2,620,000   11,790,784       0.1%
    Li & Fung, Ltd.                                               1,302,000      656,196       0.0%
    Melco International Development, Ltd.                           257,000      704,351       0.0%
#   MTR Corp., Ltd.                                                 506,002    2,933,537       0.0%
    New World Development Co., Ltd.                              24,440,857   36,439,349       0.3%
#   NWS Holdings, Ltd.                                            2,385,400    4,828,036       0.0%
    Orient Overseas International, Ltd.                              72,000      693,411       0.0%
    Shangri-La Asia, Ltd.                                         3,926,000    7,816,845       0.1%
#   Sino Land Co., Ltd.                                           6,268,592   10,804,176       0.1%
    SJM Holdings, Ltd.                                              585,000      502,925       0.0%
    Sun Hung Kai Properties, Ltd.                                 2,980,920   48,766,038       0.4%
    Swire Pacific, Ltd. Class A                                   2,151,500   21,261,277       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
HONG KONG -- (Continued)
    Swire Pacific, Ltd. Class B                                   1,367,500 $  2,363,801       0.0%
    Wharf Holdings, Ltd. (The)                                    2,222,990   20,247,315       0.1%
    Wheelock & Co., Ltd.                                          3,620,000   25,218,520       0.2%
    Yue Yuen Industrial Holdings, Ltd.                              439,000    1,681,587       0.0%
                                                                            ------------       ---
TOTAL HONG KONG                                                              323,437,584       2.5%
                                                                            ------------       ---
IRELAND -- (0.2%)
*   Bank of Ireland Group P.L.C.                                  1,482,594   11,616,435       0.1%
    CRH P.L.C.                                                      293,793   11,055,999       0.1%
#   CRH P.L.C. Sponsored ADR                                        198,709    7,455,562       0.0%
    Paddy Power Betfair P.L.C.                                        6,217      636,668       0.0%
                                                                            ------------       ---
TOTAL IRELAND                                                                 30,764,664       0.2%
                                                                            ------------       ---
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                               7,300      412,416       0.0%
    Bank Hapoalim BM                                              3,195,869   22,627,423       0.2%
    Bank Leumi Le-Israel BM                                       3,826,683   21,152,965       0.2%
    Mizrahi Tefahot Bank, Ltd.                                      229,078    4,135,624       0.0%
                                                                            ------------       ---
TOTAL ISRAEL                                                                  48,328,428       0.4%
                                                                            ------------       ---
ITALY -- (1.9%)
    Eni SpA                                                         654,718   10,703,337       0.1%
    Fiat Chrysler Automobiles NV(BRJFWP3)                         4,223,093   73,022,663       0.6%
#   Fiat Chrysler Automobiles NV(N31738102)                       1,464,345   25,406,386       0.2%
*   GEDI Gruppo Editoriale SpA                                      204,397      181,829       0.0%
    Mediobanca SpA                                                1,964,387   21,518,561       0.2%
*   Telecom Italia SpA                                           18,504,269   16,011,383       0.1%
#*  Telecom Italia SpA Sponsored ADR                              1,847,002   15,902,687       0.1%
*   UniCredit SpA                                                 4,382,253   83,747,614       0.6%
                                                                            ------------       ---
TOTAL ITALY                                                                  246,494,460       1.9%
                                                                            ------------       ---
JAPAN -- (21.7%)
    Aeon Co., Ltd.                                                1,334,900   20,647,490       0.2%
    Aisin Seiki Co., Ltd.                                           330,600   17,125,882       0.1%
    Alfresa Holdings Corp.                                          222,100    4,243,690       0.0%
    Amada Holdings Co., Ltd.                                        312,100    3,878,159       0.0%
    Aoyama Trading Co., Ltd.                                         41,900    1,552,603       0.0%
    Asahi Glass Co., Ltd.                                           731,800   28,679,373       0.2%
    Asahi Kasei Corp.                                             1,910,000   23,129,572       0.2%
#   Bank of Kyoto, Ltd. (The)                                       113,679    5,970,091       0.1%
    Canon Marketing Japan, Inc.                                     153,100    3,851,100       0.0%
    Chiba Bank, Ltd. (The)                                        1,064,000    8,156,193       0.1%
    Chugoku Bank, Ltd. (The)                                        256,900    3,682,464       0.0%
    Citizen Watch Co., Ltd.                                       1,064,500    7,826,154       0.1%
    Coca-Cola Bottlers Japan, Inc.                                  137,857    4,823,526       0.0%
    COMSYS Holdings Corp.                                            31,300      792,654       0.0%
    Concordia Financial Group, Ltd.                               2,530,100   13,399,634       0.1%
    Credit Saison Co., Ltd.                                         178,400    3,592,140       0.0%
    Dai Nippon Printing Co., Ltd.                                   450,500   10,798,465       0.1%
    Dai-ichi Life Holdings, Inc.                                  2,403,800   45,907,575       0.4%
    Daicel Corp.                                                     63,500      792,836       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
JAPAN -- (Continued)
    Daido Steel Co., Ltd.                         49,100 $  3,110,957       0.0%
    Daiwa Securities Group, Inc.               3,695,000   23,166,466       0.2%
    Denka Co., Ltd.                              234,800    7,844,755       0.1%
    Denso Corp.                                  362,000   19,936,779       0.2%
    DIC Corp.                                    228,700    8,489,293       0.1%
    Dowa Holdings Co., Ltd.                       46,200    1,945,026       0.0%
    Ebara Corp.                                  266,800    9,601,297       0.1%
    Fuji Media Holdings, Inc.                     52,200      805,315       0.0%
    FUJIFILM Holdings Corp.                    1,123,900   45,976,261       0.4%
    Fukuoka Financial Group, Inc.              1,238,000    6,389,571       0.1%
    Glory, Ltd.                                  185,800    6,948,566       0.1%
    Gunma Bank, Ltd. (The)                       604,496    3,891,639       0.0%
    H2O Retailing Corp.                          268,800    4,972,240       0.0%
    Hachijuni Bank, Ltd. (The)                   622,531    3,898,579       0.0%
    Hankyu Hanshin Holdings, Inc.                599,500   23,372,910       0.2%
#   Heiwa Corp.                                   64,700    1,193,049       0.0%
    Hiroshima Bank, Ltd. (The)                   381,000    3,225,832       0.0%
    Hitachi Capital Corp.                        112,800    2,757,588       0.0%
    Hitachi Chemical Co., Ltd.                   320,500    9,139,313       0.1%
    Hitachi Construction Machinery Co., Ltd.     218,500    7,495,495       0.1%
    Hitachi Metals, Ltd.                         475,400    6,158,679       0.1%
    Hitachi Transport System, Ltd.               105,000    2,598,336       0.0%
    Hitachi, Ltd.                             10,761,000   85,693,558       0.7%
    Hokuhoku Financial Group, Inc.               191,900    3,163,131       0.0%
    Honda Motor Co., Ltd.                      4,402,100  137,948,849       1.1%
    Honda Motor Co., Ltd. Sponsored ADR           26,040      809,584       0.0%
    House Foods Group, Inc.                       75,600    2,246,265       0.0%
    Ibiden Co., Ltd.                             476,900    7,985,444       0.1%
    Idemitsu Kosan Co., Ltd.                     391,896   11,455,052       0.1%
    IHI Corp.                                     49,900    1,797,345       0.0%
#   Iida Group Holdings Co., Ltd.                551,300   10,575,757       0.1%
    Inpex Corp.                                2,451,200   26,245,451       0.2%
    Isetan Mitsukoshi Holdings, Ltd.             594,700    6,482,694       0.1%
    Isuzu Motors, Ltd.                           112,300    1,640,187       0.0%
    ITOCHU Corp.                               1,708,900   29,934,182       0.2%
#   Iyo Bank, Ltd. (The)                         492,300    4,249,852       0.0%
    J Front Retailing Co., Ltd.                  991,200   14,711,400       0.1%
    JFE Holdings, Inc.                         1,884,900   40,508,900       0.3%
    JGC Corp.                                     76,900    1,289,802       0.0%
    JSR Corp.                                    301,200    5,838,722       0.1%
    JTEKT Corp.                                  505,500    8,375,873       0.1%
    JXTG Holdings, Inc.                        6,696,903   34,581,441       0.3%
#   K's Holdings Corp.                           152,200    3,493,063       0.0%
    Kamigumi Co., Ltd.                           199,000    4,763,857       0.0%
    Kaneka Corp.                               1,156,542    9,550,640       0.1%
    Kawasaki Heavy Industries, Ltd.              138,000    4,814,565       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                  195,599    5,107,243       0.0%
    Kinden Corp.                                 187,800    3,171,543       0.0%
#*  Kobe Steel, Ltd.                           1,140,200    9,626,525       0.1%
    Komatsu, Ltd.                                110,300    3,604,135       0.0%
#   Konica Minolta, Inc.                       2,063,500   18,102,516       0.1%
    Kuraray Co., Ltd.                          1,340,000   26,390,713       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
JAPAN -- (Continued)
    Kurita Water Industries, Ltd.                                     7,500 $    238,322       0.0%
    Kyocera Corp.                                                   257,800   17,243,627       0.1%
    Kyocera Corp. Sponsored ADR                                      25,197    1,683,160       0.0%
    Kyushu Financial Group, Inc.                                    514,749    3,271,826       0.0%
    LIXIL Group Corp.                                               487,800   13,434,512       0.1%
    Marubeni Corp.                                                4,108,200   27,545,640       0.2%
    Mazda Motor Corp.                                             2,631,600   37,989,045       0.3%
    Mebuki Financial Group, Inc.                                  1,177,020    4,910,414       0.0%
    Medipal Holdings Corp.                                          422,700    7,850,073       0.1%
    Mitsubishi Chemical Holdings Corp.                            2,897,000   30,260,069       0.2%
    Mitsubishi Corp.                                              1,219,000   28,546,456       0.2%
    Mitsubishi Gas Chemical Co., Inc.                               570,500   13,955,950       0.1%
    Mitsubishi Heavy Industries, Ltd.                               781,700   30,585,507       0.2%
#   Mitsubishi Logistics Corp.                                       40,000    1,036,023       0.0%
    Mitsubishi Materials Corp.                                      518,200   19,704,129       0.2%
    Mitsubishi Motors Corp.                                         330,300    2,644,982       0.0%
    Mitsubishi UFJ Financial Group, Inc.                         17,854,906  121,112,359       1.0%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            4,781,372   32,465,516       0.3%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      1,546,200    8,157,643       0.1%
    Mitsui & Co., Ltd.                                            1,092,800   16,320,260       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                 11,723    3,524,590       0.0%
    Mitsui Chemicals, Inc.                                          633,960   19,548,735       0.2%
    Mitsui Fudosan Co., Ltd.                                        478,400   11,166,321       0.1%
    Mitsui OSK Lines, Ltd.                                          400,300   12,257,732       0.1%
    Mizuho Financial Group, Inc.                                 32,106,400   58,333,486       0.5%
    Mizuho Financial Group, Inc. ADR                                184,055      675,482       0.0%
    MS&AD Insurance Group Holdings, Inc.                            917,753   31,178,201       0.2%
    NEC Corp.                                                     1,086,410   29,810,689       0.2%
#   NGK Spark Plug Co., Ltd.                                         16,000      365,138       0.0%
    NH Foods, Ltd.                                                  179,536    5,164,344       0.0%
    NHK Spring Co., Ltd.                                            664,200    7,601,184       0.1%
    Nikon Corp.                                                     433,600    8,234,476       0.1%
    Nippo Corp.                                                     231,000    4,823,418       0.0%
    Nippon Electric Glass Co., Ltd.                                 110,200    4,499,311       0.0%
#   Nippon Express Co., Ltd.                                        352,924   22,393,886       0.2%
    Nippon Paper Industries Co., Ltd.                               451,300    8,978,328       0.1%
    Nippon Shokubai Co., Ltd.                                       102,400    7,724,117       0.1%
    Nippon Steel & Sumitomo Metal Corp.                           2,142,693   51,372,058       0.4%
*   Nippon Yusen K.K.                                               771,300   16,312,662       0.1%
#   Nissan Motor Co., Ltd.                                        6,443,700   62,667,395       0.5%
    Nisshin Seifun Group, Inc.                                       42,800      752,186       0.0%
    Nisshinbo Holdings, Inc.                                        305,000    3,662,316       0.0%
    NOK Corp.                                                       355,120    8,722,775       0.1%
    Nomura Holdings, Inc.                                         7,256,802   41,529,003       0.3%
    Nomura Real Estate Holdings, Inc.                               427,900    9,418,319       0.1%
    NSK, Ltd.                                                        29,000      417,555       0.0%
    NTN Corp.                                                     1,625,000    7,893,096       0.1%
    Obayashi Corp.                                                  279,682    3,661,956       0.0%
    Oji Holdings Corp.                                            3,833,000   22,465,229       0.2%
    ORIX Corp.                                                    3,123,900   53,711,095       0.4%
    Resona Holdings, Inc.                                         6,274,800   33,917,354       0.3%
    Ricoh Co., Ltd.                                               3,215,400   29,838,362       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
JAPAN -- (Continued)
    Rohm Co., Ltd.                               30,900 $    2,876,396       0.0%
    Sankyo Co., Ltd.                             73,900      2,385,312       0.0%
    SBI Holdings, Inc.                          518,800      8,187,536       0.1%
    Sega Sammy Holdings, Inc.                   169,200      2,381,885       0.0%
    Seino Holdings Co., Ltd.                    413,700      6,035,636       0.1%
    Sekisui Chemical Co., Ltd.                   93,800      1,893,288       0.0%
    Sekisui House, Ltd.                         963,400     18,014,097       0.1%
    Shinsei Bank, Ltd.                          313,400      5,288,862       0.0%
#   Shizuoka Bank, Ltd. (The)                   851,000      8,281,602       0.1%
    Showa Denko K.K.                            261,500      8,762,058       0.1%
    Showa Shell Sekiyu K.K.                      13,600        160,442       0.0%
    Sojitz Corp.                              2,218,300      6,694,868       0.1%
    Sompo Holdings, Inc.                        389,100     15,639,956       0.1%
    Sumitomo Chemical Co., Ltd.               7,305,000     51,338,429       0.4%
    Sumitomo Corp.                              924,000     13,364,828       0.1%
    Sumitomo Electric Industries, Ltd.        2,838,500     48,326,399       0.4%
    Sumitomo Forestry Co., Ltd.                 516,000      8,689,482       0.1%
    Sumitomo Heavy Industries, Ltd.             372,600     15,654,595       0.1%
    Sumitomo Metal Mining Co., Ltd.             533,500     21,047,418       0.2%
    Sumitomo Mitsui Financial Group, Inc.     2,854,200    114,347,007       0.9%
    Sumitomo Mitsui Trust Holdings, Inc.        405,244     15,994,894       0.1%
    Sumitomo Rubber Industries, Ltd.            659,000     12,512,899       0.1%
    Suzuken Co., Ltd.                           113,000      4,073,409       0.0%
    T&D Holdings, Inc.                        1,329,500     20,741,071       0.2%
    Taiheiyo Cement Corp.                       279,821     11,184,161       0.1%
    Takashimaya Co., Ltd.                       821,634      7,559,775       0.1%
    TDK Corp.                                   399,200     30,674,241       0.2%
    Teijin, Ltd.                                771,690     16,333,011       0.1%
    THK Co., Ltd.                                49,800      1,816,515       0.0%
    Tokai Rika Co., Ltd.                        165,500      3,483,459       0.0%
    Tokio Marine Holdings, Inc.               1,011,819     43,616,701       0.3%
    Tokyo Broadcasting System Holdings, Inc.     49,400      1,005,902       0.0%
    Tokyo Tatemono Co., Ltd.                    410,100      5,753,019       0.0%
    Tokyu Fudosan Holdings Corp.              1,737,700     11,392,544       0.1%
    Toppan Printing Co., Ltd.                 1,044,000     10,621,364       0.1%
    Tosoh Corp.                                 603,000     13,013,182       0.1%
    Toyo Seikan Group Holdings, Ltd.            467,949      8,277,049       0.1%
    Toyoda Gosei Co., Ltd.                      257,800      6,303,724       0.1%
    Toyota Industries Corp.                     198,500     12,217,968       0.1%
    Toyota Motor Corp.                        3,590,490    222,703,923       1.8%
    Toyota Motor Corp. Sponsored ADR            213,893     26,522,732       0.2%
    Toyota Tsusho Corp.                         890,200     32,377,038       0.3%
    TS Tech Co., Ltd.                            29,700      1,063,672       0.0%
    TV Asahi Holdings Corp.                      31,700        638,375       0.0%
    Ube Industries, Ltd.                        460,500     14,146,590       0.1%
#   Universal Entertainment Corp.                23,600        768,807       0.0%
#   Yamada Denki Co., Ltd.                    2,456,700     13,067,681       0.1%
    Yamaguchi Financial Group, Inc.             320,148      3,878,016       0.0%
    Yokohama Rubber Co., Ltd. (The)             410,200      9,222,139       0.1%
    Zeon Corp.                                   65,000        865,392       0.0%
                                                        --------------      ----
TOTAL JAPAN                                              2,858,701,497      22.5%
                                                        --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
NETHERLANDS -- (3.1%)
    ABN AMRO Group NV                               582,636 $ 17,994,332       0.1%
    Aegon NV                                      2,557,168   15,097,142       0.1%
    Akzo Nobel NV                                    33,168    2,994,435       0.0%
#*  ArcelorMittal(03938L203)                        613,945   17,558,830       0.1%
*   ArcelorMittal(BYPBS67)                        1,654,076   47,365,370       0.4%
#   Coca-Cola European Partners P.L.C.               31,954    1,310,717       0.0%
    ING Groep NV                                  5,655,087  104,502,975       0.8%
#   ING Groep NV Sponsored ADR                    1,003,902   18,592,265       0.2%
    Koninklijke Ahold Delhaize NV                 2,893,097   54,434,335       0.4%
    Koninklijke Ahold Delhaize NV Sponsored ADR     211,969    3,986,925       0.0%
    Koninklijke DSM NV                              656,841   56,040,145       0.4%
    Koninklijke Philips NV(5986622)                 796,675   32,466,817       0.3%
    Koninklijke Philips NV(500472303)               158,104    6,449,062       0.1%
    NN Group NV                                     739,761   30,979,353       0.3%
                                                            ------------       ---
TOTAL NETHERLANDS                                            409,772,703       3.2%
                                                            ------------       ---
NEW ZEALAND -- (0.1%)
    Air New Zealand, Ltd.                         1,753,268    3,960,880       0.0%
    Auckland International Airport, Ltd.          1,065,526    4,541,446       0.0%
#   Fletcher Building, Ltd.                       1,337,463    6,746,464       0.1%
#   Fonterra Co-operative Group, Ltd.               172,242      750,700       0.0%
                                                            ------------       ---
TOTAL NEW ZEALAND                                             15,999,490       0.1%
                                                            ------------       ---
NORWAY -- (0.8%)
#   Aker ASA Class A                                 35,437    1,605,556       0.0%
    DNB ASA                                       1,392,388   26,872,226       0.2%
    Norsk Hydro ASA                               2,295,351   17,762,227       0.1%
    Norsk Hydro ASA Sponsored ADR                    46,000      355,902       0.0%
    SpareBank 1 SR-Bank ASA                         114,950    1,273,225       0.0%
#   Statoil ASA                                     875,996   17,798,058       0.2%
#   Statoil ASA Sponsored ADR                       178,746    3,630,331       0.0%
    Storebrand ASA                                  867,737    7,432,156       0.1%
    Subsea 7 SA                                     703,576   11,860,420       0.1%
    Yara International ASA                          330,724   15,706,969       0.1%
                                                            ------------       ---
TOTAL NORWAY                                                 104,297,070       0.8%
                                                            ------------       ---
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                               541,158    4,474,616       0.0%
                                                            ------------       ---
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                              4,662,800   12,556,885       0.1%
    City Developments, Ltd.                       1,316,200   12,499,785       0.1%
    DBS Group Holdings, Ltd.                      1,614,918   26,966,794       0.2%
    Frasers Centrepoint, Ltd.                       465,500      710,188       0.0%
    Golden Agri-Resources, Ltd.                  12,719,900    3,686,634       0.0%
    Hutchison Port Holdings Trust                16,251,500    6,988,226       0.1%
#   Keppel Corp., Ltd.                            4,932,100   27,147,590       0.2%
    Olam International, Ltd.                        410,300      707,535       0.0%
#   SembCorp Industries, Ltd.                     3,098,300    7,503,925       0.1%
    Singapore Airlines, Ltd.                      2,547,600   19,199,613       0.1%
#   United Industrial Corp., Ltd.                 1,867,970    4,512,493       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                             PERCENTAGE
                                                     SHARES     VALUE++    OF NET ASSETS**
                                                   ---------- ------------ ---------------
SINGAPORE -- (Continued)
    UOL Group, Ltd.                                 1,015,674 $  6,735,608       0.1%
    Wilmar International, Ltd.                        588,400    1,464,204       0.0%
                                                              ------------       ---
TOTAL SINGAPORE                                                130,679,480       1.0%
                                                              ------------       ---
SPAIN -- (2.8%)
    Banco Bilbao Vizcaya Argentaria SA              1,795,325   15,699,164       0.1%
    Banco de Sabadell SA                           18,523,466   37,087,907       0.3%
    Banco Santander SA                             30,252,813  205,093,196       1.6%
    Banco Santander SA Sponsored ADR                  179,280    1,208,347       0.0%
    Bankia SA                                         147,066      701,835       0.0%
#   CaixaBank SA                                    1,589,744    7,437,442       0.1%
    Iberdrola SA                                      363,828    2,940,096       0.0%
    Mapfre SA                                         404,428    1,322,681       0.0%
    Repsol SA                                       5,254,339   98,463,132       0.8%
                                                              ------------       ---
TOTAL SPAIN                                                    369,953,800       2.9%
                                                              ------------       ---
SWEDEN -- (2.5%)
    Boliden AB                                      1,273,315   44,555,532       0.3%
*   Essity AB Class A                                  59,065    1,760,969       0.0%
*   Essity AB Class B                                 462,487   13,823,476       0.1%
    Getinge AB Class B                                209,520    4,124,107       0.0%
    Holmen AB Class A                                   2,781      138,800       0.0%
    Holmen AB Class B                                 226,221   11,118,575       0.1%
#   ICA Gruppen AB                                      8,133      299,939       0.0%
#   Millicom International Cellular SA                123,600    7,904,207       0.1%
    Nordea Bank AB                                  7,285,616   88,044,529       0.7%
    Skandinaviska Enskilda Banken AB                   26,692      330,008       0.0%
    Skandinaviska Enskilda Banken AB Class A        3,837,178   47,287,879       0.4%
*   SSAB AB Class A                                   488,788    2,399,678       0.0%
*   SSAB AB Class B                                   983,615    3,965,071       0.0%
    Svenska Cellulosa AB SCA Class A                   62,923      612,270       0.0%
    Svenska Cellulosa AB SCA Class B                  986,343    9,261,727       0.1%
    Svenska Handelsbanken AB Class A                  905,264   12,974,541       0.1%
    Svenska Handelsbanken AB Class B                    3,434       49,653       0.0%
    Tele2 AB Class B                                  614,314    7,813,913       0.1%
    Telefonaktiebolaget LM Ericsson Class A            28,098      177,355       0.0%
    Telefonaktiebolaget LM Ericsson Class B         4,670,331   29,390,761       0.2%
    Telefonaktiebolaget LM Ericsson Sponsored ADR     549,985    3,437,406       0.0%
#   Telia Co. AB                                    7,225,118   33,441,188       0.3%
#   Trelleborg AB Class B                             330,139    8,175,450       0.1%
                                                              ------------       ---
TOTAL SWEDEN                                                   331,087,034       2.6%
                                                              ------------       ---
SWITZERLAND -- (7.4%)
    ABB, Ltd.                                       1,133,762   29,608,228       0.2%
    Adecco Group AG                                   747,305   59,289,170       0.5%
    Baloise Holding AG                                216,241   34,091,968       0.3%
    Banque Cantonale Vaudoise                             468      336,513       0.0%
    Cie Financiere Richemont SA                     1,177,332  108,533,855       0.8%
#   Clariant AG                                     1,343,506   33,802,482       0.3%
#   Credit Suisse Group AG                          1,363,427   21,486,002       0.2%
    Credit Suisse Group AG Sponsored ADR            1,052,790   16,549,859       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
SWITZERLAND -- (Continued)
*   Dufry AG                                               143,489 $ 21,358,095       0.2%
    Flughafen Zurich AG                                     20,042    4,358,648       0.0%
    Helvetia Holding AG                                      2,332    1,253,645       0.0%
    Julius Baer Group, Ltd.                                596,936   35,307,303       0.3%
    LafargeHolcim, Ltd.                                    822,246   46,428,026       0.3%
    LafargeHolcim, Ltd.                                    375,078   21,138,147       0.2%
    Lonza Group AG                                           1,094      290,633       0.0%
    Novartis AG                                          1,704,593  140,593,520       1.1%
    Novartis AG Sponsored ADR                              214,801   17,738,267       0.1%
    Swatch Group AG (The)(7184736)                         176,687   13,318,067       0.1%
    Swatch Group AG (The)(7184725)                         139,269   54,585,613       0.4%
    Swiss Life Holding AG                                  106,141   36,891,350       0.3%
    Swiss Re AG                                            821,038   77,268,128       0.6%
    UBS Group AG(BRJL176)                                3,507,610   59,675,333       0.5%
*   UBS Group AG(H42097107)                                546,615    9,297,921       0.1%
    Vifor Pharma AG                                            594       76,401       0.0%
    Zurich Insurance Group AG                              417,577  127,429,914       1.0%
                                                                   ------------       ---
TOTAL SWITZERLAND                                                   970,707,088       7.6%
                                                                   ------------       ---
UNITED KINGDOM -- (16.6%)
#   Anglo American P.L.C.                                5,924,428  111,752,548       0.9%
    Antofagasta P.L.C.                                     156,105    1,978,415       0.0%
    Aviva P.L.C.                                         1,038,459    6,966,424       0.1%
    Barclays P.L.C.                                        164,749      406,553       0.0%
    Barclays P.L.C. Sponsored ADR                        4,808,211   47,312,796       0.4%
    Barratt Developments P.L.C.                          1,813,872   15,771,289       0.1%
    BHP Billiton P.L.C.                                    767,576   13,897,450       0.1%
    BHP Billiton P.L.C. ADR                                148,415    5,390,433       0.0%
    BP P.L.C. Sponsored ADR                              8,731,578  355,113,277       2.8%
    Carnival P.L.C.                                         71,875    4,738,594       0.0%
    Glencore P.L.C.                                     22,334,025  107,721,452       0.9%
    HSBC Holdings P.L.C.                                19,975,015  195,058,378       1.5%
#   HSBC Holdings P.L.C. Sponsored ADR                   2,963,067  144,508,777       1.1%
    J Sainsbury P.L.C.                                   8,162,535   26,285,174       0.2%
    Kingfisher P.L.C.                                    7,427,275   30,879,863       0.3%
    Lloyds Banking Group P.L.C.                        143,997,641  130,523,854       1.0%
#   Lloyds Banking Group P.L.C. ADR                      1,479,223    5,458,333       0.1%
    Mediclinic International P.L.C.                         54,336      419,980       0.0%
    Old Mutual P.L.C.                                    1,211,513    3,073,279       0.0%
    Pearson P.L.C.                                         818,107    7,639,187       0.1%
#   Pearson P.L.C. Sponsored ADR                         1,201,322   11,148,268       0.1%
*   Royal Bank of Scotland Group P.L.C.                  2,796,353   10,504,688       0.1%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR      632,031    4,797,115       0.0%
    Royal Dutch Shell P.L.C. Class A                     2,374,989   74,764,137       0.6%
    Royal Dutch Shell P.L.C. Class B                       398,623   12,834,572       0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A      3,844,392  242,312,004       1.9%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B      3,852,485  251,798,420       2.0%
    Royal Mail P.L.C.                                      807,231    4,011,254       0.0%
*   Standard Chartered P.L.C.                            5,520,665   54,985,098       0.4%
    Vodafone Group P.L.C.                               58,351,986  166,906,425       1.3%
#   Vodafone Group P.L.C. Sponsored ADR                  4,011,201  116,244,613       0.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                 SHARES       VALUE++     OF NET ASSETS**
                                                               ---------- --------------- ---------------
UNITED KINGDOM -- (Continued)
       WM Morrison Supermarkets P.L.C.                          7,325,421 $    21,809,523        0.2%
                                                                          ---------------      -----
TOTAL UNITED KINGDOM                                                        2,187,012,173       17.2%
                                                                          ---------------      -----
TOTAL COMMON STOCKS                                                        12,434,865,953       97.6%
                                                                          ---------------      -----
PREFERRED STOCKS -- (1.0%)
GERMANY -- (1.0%)
       Bayerische Motoren Werke AG                                 79,155       6,945,256        0.1%
       Porsche Automobil Holding SE                               267,840      19,599,304        0.1%
       Volkswagen AG                                              601,796     110,190,738        0.9%
                                                                          ---------------      -----
TOTAL GERMANY                                                                 136,735,298        1.1%
                                                                          ---------------      -----
TOTAL PREFERRED STOCKS                                                        136,735,298        1.1%
                                                                          ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*      Banco Santander SA Rights 11/01/17                      33,757,309       1,612,210        0.0%
                                                                          ---------------      -----
TOTAL INVESTMENT SECURITIES                                                12,573,213,461
                                                                          ---------------

                                                                              VALUE+
                                                                          ---------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@   DFA Short Term Investment Fund                          51,323,210     593,860,860        4.7%
                                                                          ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $11,050,403,930)                      $13,167,074,321      103.4%
                                                                          ===============      =====

At October 31, 2017, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFA Index Future     381     12/15/17  $ 37,262,799 $ 38,240,970   $  978,171
S&P 500 Emini Index(R)     554     12/15/17    69,357,696   71,263,790    1,906,094
                                             ------------ ------------   ----------
Total futures contracts                      $106,620,495 $109,504,760   $2,884,265
                                             ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Australia                   $   66,171,450 $   682,543,367   --    $   748,714,817
   Austria                                 --      13,284,762   --         13,284,762
   Belgium                                 --     129,560,360   --        129,560,360
   Canada                       1,012,049,891              --   --      1,012,049,891
   Denmark                                 --     222,737,552   --        222,737,552
   Finland                          3,512,957     111,876,773   --        115,389,730
   France                              90,389   1,205,921,368   --      1,206,011,757
   Germany                        121,435,557     833,971,440   --        955,406,997
   Hong Kong                               --     323,437,584   --        323,437,584
   Ireland                          7,455,562      23,309,102   --         30,764,664
   Israel                                  --      48,328,428   --         48,328,428
   Italy                           41,309,073     205,185,387   --        246,494,460
   Japan                           65,681,064   2,793,020,433   --      2,858,701,497
   Netherlands                     46,587,082     363,185,621   --        409,772,703
   New Zealand                             --      15,999,490   --         15,999,490
   Norway                           3,986,233     100,310,837   --        104,297,070
   Portugal                                --       4,474,616   --          4,474,616
   Singapore                               --     130,679,480   --        130,679,480
   Spain                            1,208,347     368,745,453   --        369,953,800
   Sweden                           3,437,406     327,649,628   --        331,087,034
   Switzerland                     43,586,047     927,121,041   --        970,707,088
   United Kingdom               1,184,084,036   1,002,928,137   --      2,187,012,173
Preferred Stocks
   Germany                                 --     136,735,298   --        136,735,298
RIGHTS/WARRANTS
   Spain                                   --       1,612,210   --          1,612,210
Securities Lending Collateral              --     593,860,860   --        593,860,860
Futures Contracts**                 2,884,265              --   --          2,884,265
                               -------------- ---------------   --    ---------------
TOTAL                          $2,603,479,359 $10,566,479,227   --    $13,169,958,586
                               ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (94.6%)
BRAZIL -- (4.7%)
    Ambev SA                                                       855,320 $ 5,464,552       0.1%
    Ambev SA ADR                                                 5,984,451  37,881,575       0.6%
    B3 SA - Brasil Bolsa Balcao                                  1,769,999  12,931,549       0.2%
    Banco Bradesco SA                                            1,167,581  11,699,723       0.2%
    Banco do Brasil SA                                             868,318   9,141,587       0.1%
    Banco Santander Brasil SA                                      407,957   3,567,893       0.1%
    BB Seguridade Participacoes SA                                 750,525   6,362,015       0.1%
    BR Malls Participacoes SA                                      596,600   2,312,502       0.0%
    Braskem SA Sponsored ADR                                       165,709   5,297,717       0.1%
*   BRF SA                                                         331,341   4,481,961       0.1%
#*  BRF SA ADR                                                       9,208     124,032       0.0%
    CCR SA                                                       2,165,668  12,048,775       0.2%
*   Centrais Eletricas Brasileiras SA                              174,377   1,175,378       0.0%
#   Centrais Eletricas Brasileiras SA ADR                           67,236     521,079       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                457,600   4,168,520       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR            150,389   1,371,548       0.0%
*   Cia Siderurgica Nacional SA                                    575,321   1,482,578       0.0%
#*  Cia Siderurgica Nacional SA Sponsored ADR                      380,551     962,794       0.0%
    Cielo SA                                                     1,808,236  12,370,718       0.2%
    Cosan SA Industria e Comercio                                  212,490   2,429,348       0.0%
    CPFL Energia SA                                                220,971   1,857,580       0.0%
    CPFL Energia SA ADR                                             67,189   1,125,408       0.0%
#   Embraer SA Sponsored ADR                                       272,462   5,214,923       0.1%
    Engie Brasil Energia SA                                        290,301   3,176,956       0.1%
    Equatorial Energia SA                                          261,100   4,868,737       0.1%
    Fibria Celulose SA                                              22,600     361,595       0.0%
    Fibria Celulose SA Sponsored ADR                               432,930   6,900,904       0.1%
    Gerdau SA                                                      219,632     727,787       0.0%
    Gerdau SA Sponsored ADR                                        577,984   1,913,127       0.0%
    Hypermarcas SA                                                 323,849   3,385,699       0.1%
    Itau Unibanco Holding SA                                       447,826   5,259,522       0.1%
    JBS SA                                                       2,413,848   5,563,664       0.1%
    Klabin SA                                                      892,700   5,157,592       0.1%
    Kroton Educacional SA                                        1,306,224   7,183,374       0.1%
    Localiza Rent a Car SA                                         185,000   3,272,690       0.1%
    Lojas Americanas SA                                            162,884     712,521       0.0%
    Lojas Renner SA                                              1,545,302  16,287,718       0.2%
    M Dias Branco SA                                               154,600   2,275,545       0.0%
    Multiplan Empreendimentos Imobiliarios SA                       93,700   2,047,978       0.0%
    Natura Cosmeticos SA                                           148,700   1,407,770       0.0%
*   Petroleo Brasileiro SA                                       2,361,020  12,572,668       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                           772,593   8,228,115       0.1%
    Raia Drogasil SA                                               381,000   9,108,920       0.1%
*   Rumo SA                                                        746,300   2,897,322       0.0%
    Telefonica Brasil SA ADR                                        18,000     277,200       0.0%
    Tim Participacoes SA                                         1,162,813   4,311,718       0.1%
    Tim Participacoes SA ADR                                        30,030     553,753       0.0%
    Ultrapar Participacoes SA                                      394,184   9,410,867       0.1%
    Ultrapar Participacoes SA Sponsored ADR                        254,308   6,075,418       0.1%
    Vale SA                                                      3,249,364  31,884,747       0.5%
#   Vale SA Sponsored ADR                                        1,665,739  16,307,580       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
    WEG SA                                                           346,687 $  2,255,219       0.0%
                                                                             ------------       ---
TOTAL BRAZIL                                                                  318,380,461       4.7%
                                                                             ------------       ---
CHILE -- (1.4%)
    AES Gener SA                                                   2,528,093      873,930       0.0%
    Aguas Andinas SA Class A                                       4,770,656    3,110,730       0.1%
#   Banco de Chile ADR                                                52,712    4,855,829       0.1%
    Banco de Credito e Inversiones                                    75,898    5,103,215       0.1%
    Banco Santander Chile ADR                                        227,071    7,102,781       0.1%
    Cencosud SA                                                    1,525,618    4,552,027       0.1%
    Cia Cervecerias Unidas SA                                        109,017    1,552,463       0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                           95,396    2,716,878       0.1%
    Colbun SA                                                     13,146,998    3,077,206       0.1%
    Embotelladora Andina SA Class A ADR                                1,533       40,778       0.0%
    Embotelladora Andina SA Class B ADR                               22,761      695,576       0.0%
    Empresa Nacional de Telecomunicaciones SA                         68,121      787,829       0.0%
    Empresas CMPC SA                                               2,386,070    7,641,879       0.1%
    Empresas COPEC SA                                                553,034    8,517,212       0.1%
    Enel Americas SA ADR                                             853,477    9,046,857       0.1%
    Enel Chile SA                                                    626,473    3,689,926       0.1%
    Enel Generacion Chile SA                                       1,772,218    1,553,635       0.0%
    Enel Generacion Chile SA ADR                                     152,864    3,959,178       0.1%
    Itau CorpBanca(45033E105)                                         30,902      425,830       0.0%
    Itau CorpBanca(BYT25P4)                                      256,541,921    2,413,934       0.0%
#   Latam Airlines Group SA Sponsored ADR                            628,966    8,541,358       0.1%
    SACI Falabella                                                   918,716    8,805,565       0.1%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR              153,936    9,196,137       0.1%
                                                                             ------------       ---
TOTAL CHILE                                                                    98,260,753       1.5%
                                                                             ------------       ---
CHINA -- (17.3%)
*   58.com, Inc. ADR                                                  61,405    4,124,574       0.1%
    AAC Technologies Holdings, Inc.                                  634,000   11,625,732       0.2%
    Agile Group Holdings, Ltd.                                       178,000      259,694       0.0%
    Agricultural Bank of China, Ltd. Class H                      18,363,000    8,648,843       0.1%
    Air China, Ltd. Class H                                        2,890,000    2,755,620       0.0%
#*  Alibaba Group Holding, Ltd. Sponsored ADR                        649,851  120,150,951       1.8%
#*  Alibaba Pictures Group, Ltd.                                   8,470,000    1,379,619       0.0%
#*  Aluminum Corp. of China, Ltd. ADR                                107,180    2,135,026       0.0%
    Angang Steel Co., Ltd. Class H                                   928,000      813,504       0.0%
    Anhui Conch Cement Co., Ltd. Class H                             985,500    4,221,579       0.1%
    Anta Sports Products, Ltd.                                     1,125,000    5,031,970       0.1%
    AviChina Industry & Technology Co., Ltd. Class H                 624,000      362,436       0.0%
#   BAIC Motor Corp., Ltd. Class H                                 1,725,000    2,021,956       0.0%
*   Baidu, Inc. Sponsored ADR                                        125,340   30,575,440       0.5%
    Bank of China, Ltd. Class H                                   47,544,181   23,760,810       0.4%
    Bank of Communications Co., Ltd. Class H                       4,927,515    3,719,945       0.1%
#   BBMG Corp. Class H                                             1,527,500      762,285       0.0%
    Beijing Capital International Airport Co., Ltd. Class H        1,756,000    2,883,567       0.0%
    Beijing Enterprises Holdings, Ltd.                               478,972    2,847,612       0.0%
    Beijing Enterprises Water Group, Ltd.                          4,292,000    3,606,678       0.1%
    Brilliance China Automotive Holdings, Ltd.                     1,498,000    3,796,125       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   Byd Co., Ltd. Class H                                           547,386 $ 4,786,198       0.1%
    BYD Electronic International Co., Ltd.                          547,000   1,483,280       0.0%
    Central China Securities Co., Ltd. Class H                      580,000     267,141       0.0%
    CGN Power Co., Ltd. Class H                                   6,045,000   1,775,829       0.0%
    China Cinda Asset Management Co., Ltd. Class H                8,319,000   3,232,705       0.1%
    China CITIC Bank Corp., Ltd. Class H                          5,756,928   3,709,454       0.1%
#   China Coal Energy Co., Ltd. Class H                           2,164,777     991,476       0.0%
    China Communications Construction Co., Ltd. Class H           4,861,000   5,904,151       0.1%
    China Communications Services Corp., Ltd. Class H             2,194,000   1,331,496       0.0%
    China Construction Bank Corp. Class H                        62,246,590  55,630,710       0.8%
#   China Eastern Airlines Corp., Ltd.                                2,200      56,056       0.0%
    China Eastern Airlines Corp., Ltd. Class H                    1,734,000     880,760       0.0%
    China Everbright Bank Co., Ltd. Class H                       3,311,000   1,562,932       0.0%
    China Everbright International, Ltd.                          2,508,000   3,538,424       0.1%
#*  China Evergrande Group                                        4,670,000  18,013,843       0.3%
    China Galaxy Securities Co., Ltd. Class H                     2,202,000   1,921,177       0.0%
    China Gas Holdings, Ltd.                                      1,904,000   5,788,392       0.1%
#*  China Hongqiao Group, Ltd.                                    2,662,000   3,196,755       0.1%
    China Huarong Asset Management Co., Ltd. Class H              4,606,000   2,166,680       0.0%
*   China Huishan Dairy Holdings Co., Ltd.                        2,888,000       2,888       0.0%
#   China International Capital Corp., Ltd. Class H                 486,400   1,002,977       0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                       346,600     690,972       0.0%
    China Jinmao Holdings Group, Ltd.                               760,000     341,546       0.0%
#   China Life Insurance Co., Ltd. ADR                              741,713  12,364,356       0.2%
    China Longyuan Power Group Corp., Ltd. Class H                3,255,000   2,413,877       0.0%
    China Medical System Holdings, Ltd.                             530,000     980,037       0.0%
    China Mengniu Dairy Co., Ltd.                                 2,016,000   5,586,741       0.1%
    China Merchants Bank Co., Ltd. Class H                        2,685,054  10,253,302       0.2%
    China Merchants Port Holdings Co., Ltd.                       1,560,099   4,880,254       0.1%
    China Minsheng Banking Corp., Ltd. Class H                    3,354,500   3,249,566       0.1%
    China Mobile, Ltd.                                              172,500   1,735,068       0.0%
#   China Mobile, Ltd. Sponsored ADR                                918,178  46,322,080       0.7%
    China Molybdenum Co., Ltd. Class H                            2,028,966   1,320,702       0.0%
    China Oilfield Services, Ltd. Class H                         1,632,000   1,448,776       0.0%
    China Overseas Land & Investment, Ltd.                        5,600,000  18,183,289       0.3%
    China Pacific Insurance Group Co., Ltd. Class H               1,255,200   6,197,938       0.1%
    China Petroleum & Chemical Corp. ADR                            132,615   9,765,747       0.2%
    China Petroleum & Chemical Corp. Class H                     11,600,800   8,518,679       0.1%
    China Railway Construction Corp., Ltd. Class H                2,681,500   3,367,522       0.1%
    China Railway Group, Ltd. Class H                             3,186,000   2,560,917       0.0%
    China Railway Signal & Communication Corp., Ltd. Class H      1,100,000     866,281       0.0%
    China Reinsurance Group Corp. Class H                           570,000     126,520       0.0%
    China Resources Beer Holdings Co., Ltd.                       1,613,611   4,656,948       0.1%
    China Resources Gas Group, Ltd.                               1,108,000   4,058,644       0.1%
    China Resources Land, Ltd.                                    3,234,666   9,653,819       0.1%
    China Resources Power Holdings Co., Ltd.                      1,954,517   3,758,685       0.1%
    China Shenhua Energy Co., Ltd. Class H                        2,188,000   5,234,282       0.1%
    China Southern Airlines Co., Ltd. Class H                     2,638,000   1,950,333       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                  14,306     529,036       0.0%
#   China State Construction International Holdings, Ltd.         2,324,250   3,265,721       0.1%
    China Taiping Insurance Holdings Co., Ltd.                    1,234,906   4,072,414       0.1%
    China Telecom Corp., Ltd. ADR                                    56,720   2,856,986       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    China Telecom Corp., Ltd. Class H                             4,088,000 $ 2,050,125       0.0%
*   China Unicom Hong Kong, Ltd.                                  4,706,000   6,677,150       0.1%
*   China Unicom Hong Kong, Ltd. ADR                                574,180   8,113,163       0.1%
    China Vanke Co., Ltd. Class H                                 1,284,900   4,573,905       0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H             4,350,000   2,957,130       0.0%
    CITIC Securities Co., Ltd. Class H                            1,511,000   3,357,283       0.1%
    CITIC, Ltd.                                                   3,285,000   4,812,311       0.1%
    CNOOC, Ltd. Sponsored ADR                                       104,426  14,275,034       0.2%
*   COSCO SHIPPING Development Co., Ltd. Class H                  2,657,000     596,236       0.0%
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                     1,437,000     788,617       0.0%
    COSCO SHIPPING Ports, Ltd.                                    1,053,786   1,221,219       0.0%
    Country Garden Holdings Co., Ltd.                             8,761,686  13,889,101       0.2%
    CRRC Corp., Ltd. Class H                                      1,879,000   1,854,030       0.0%
    CSPC Pharmaceutical Group, Ltd.                               4,882,000   8,493,376       0.1%
#*  Ctrip.com International, Ltd. ADR                               203,112   9,727,034       0.1%
    Dali Foods Group Co., Ltd.                                      240,500     186,275       0.0%
    Dalian Port PDA Co., Ltd. Class H                             1,495,000     260,826       0.0%
*   Datang International Power Generation Co., Ltd. Class H       3,068,000   1,034,600       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                        2,526,000   3,467,414       0.1%
    ENN Energy Holdings, Ltd.                                       786,000   5,767,910       0.1%
#   Everbright Securities Co., Ltd. Class H                          77,600     107,126       0.0%
    Fosun International, Ltd.                                     2,542,222   6,307,273       0.1%
#   Fullshare Holdings, Ltd.                                      4,900,000   2,097,197       0.0%
    Fuyao Glass Industry Group Co., Ltd. Class H                    341,200   1,301,114       0.0%
#   Geely Automobile Holdings, Ltd.                               4,750,000  14,729,132       0.2%
    GF Securities Co., Ltd. Class H                                 755,600   1,611,401       0.0%
    Great Wall Motor Co., Ltd. Class H                            3,764,500   4,783,550       0.1%
    Guangdong Investment, Ltd.                                    2,736,000   3,963,940       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                        27,717     804,347       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                    974,259   2,422,804       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                        98,000     344,250       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                    2,458,800   5,242,941       0.1%
    Haier Electronics Group Co., Ltd.                             1,403,000   3,699,390       0.1%
    Haitian International Holdings, Ltd.                            530,000   1,587,121       0.0%
    Haitong Securities Co., Ltd. Class H                          2,196,800   3,477,975       0.1%
*   Hanergy Thin Film Power Group, Ltd.                           5,416,000      27,581       0.0%
    Hengan International Group Co., Ltd.                            853,000   8,411,744       0.1%
#   Huadian Power International Corp., Ltd. Class H               1,738,000     722,043       0.0%
    Huaneng Power International, Inc. Class H                     1,598,000   1,068,725       0.0%
#   Huaneng Power International, Inc. Sponsored ADR                  34,452     916,423       0.0%
    Huatai Securities Co., Ltd. Class H                             933,000   2,015,269       0.0%
    Huishang Bank Corp., Ltd. Class H                               728,000     368,503       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          56,271,185  44,773,013       0.7%
*   JD.com, Inc. ADR                                                277,240  10,402,045       0.2%
    Jiangsu Expressway Co., Ltd. Class H                          1,356,000   2,078,991       0.0%
    Jiangxi Copper Co., Ltd. Class H                              1,127,000   1,799,544       0.0%
    Kingboard Chemical Holdings, Ltd.                               557,500   3,308,236       0.1%
    Kingboard Laminates Holdings, Ltd.                              177,500     298,292       0.0%
    Kunlun Energy Co., Ltd.                                       6,128,000   5,683,004       0.1%
    Lee & Man Paper Manufacturing, Ltd.                             687,000     839,285       0.0%
    Legend Holdings Corp. Class H                                   293,200     770,941       0.0%
    Lenovo Group, Ltd.                                           10,021,278   5,813,098       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
CHINA -- (Continued)
#   Logan Property Holdings Co., Ltd.                              658,000 $    609,569       0.0%
    Longfor Properties Co., Ltd.                                 2,266,500    5,294,372       0.1%
*   Maanshan Iron & Steel Co., Ltd. Class H                        650,000      305,454       0.0%
    Metallurgical Corp. of China, Ltd. Class H                   2,232,000      738,809       0.0%
    Minth Group, Ltd.                                              444,000    2,398,689       0.0%
*   Momo, Inc. Sponsored ADR                                        77,282    2,354,783       0.0%
    NetEase, Inc. ADR                                               73,351   20,679,114       0.3%
    New China Life Insurance Co., Ltd. Class H                     449,400    2,813,410       0.0%
    New Oriental Education & Technology Group, Inc. Sponsored
      ADR                                                           59,486    4,951,615       0.1%
    Nine Dragons Paper Holdings, Ltd.                            1,888,000    3,470,141       0.1%
    People's Insurance Co. Group of China, Ltd. (The) Class H    6,782,000    3,227,937       0.1%
#   PetroChina Co., Ltd. ADR                                       125,562    8,224,311       0.1%
    PetroChina Co., Ltd. Class H                                 3,056,000    1,997,702       0.0%
    PICC Property & Casualty Co., Ltd. Class H                   4,342,132    8,616,916       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H           4,622,500   40,622,247       0.6%
#*  Semiconductor Manufacturing International Corp.              4,567,100    7,007,910       0.1%
#*  Semiconductor Manufacturing International Corp. ADR             15,278      115,960       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                    1,866,000      846,968       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H          292,500    1,461,141       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H             493,100    1,274,680       0.0%
#   Shengjing Bank Co., Ltd. Class H                               244,500      191,237       0.0%
    Shenzhou International Group Holdings, Ltd.                    574,000    4,904,970       0.1%
    Shimao Property Holdings, Ltd.                               3,034,871    6,361,622       0.1%
    Sino Biopharmaceutical, Ltd.                                 5,247,000    6,135,735       0.1%
    Sino-Ocean Group Holding, Ltd.                                 162,000      105,794       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                  1,280,000    1,098,019       0.0%
#*  Sinopec Oilfield Service Corp. Class H                       1,818,000      312,637       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H             3,763,000    2,244,530       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR           7,418      448,759       0.0%
    Sinopharm Group Co., Ltd. Class H                            1,224,000    5,480,467       0.1%
    Sun Art Retail Group, Ltd.                                   3,039,500    3,072,269       0.1%
    Sunac China Holdings, Ltd.                                   1,235,000    6,292,171       0.1%
    Sunny Optical Technology Group Co., Ltd.                       536,000    7,861,740       0.1%
    TAL Education Group ADR                                        120,130    3,303,575       0.1%
    Tencent Holdings, Ltd.                                       4,551,400  204,563,081       3.0%
    Tingyi Cayman Islands Holding Corp.                          2,860,000    4,509,808       0.1%
    Travelsky Technology, Ltd. Class H                             725,000    1,879,117       0.0%
    Tsingtao Brewery Co., Ltd. Class H                             256,000    1,072,048       0.0%
*   Vipshop Holdings, Ltd. ADR                                     414,458    3,274,218       0.1%
    Want Want China Holdings, Ltd.                               6,644,000    5,439,599       0.1%
#*  Weibo Corp. Sponsored ADR                                       15,192    1,407,539       0.0%
    Weichai Power Co., Ltd. Class H                              3,416,800    4,254,682       0.1%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H       520,519      659,752       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                          718,000      716,630       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                     37,269      368,218       0.0%
*   Yum China Holdings, Inc.                                       190,608    7,691,033       0.1%
*   YY, Inc. ADR                                                    27,049    2,444,959       0.0%
    Zhejiang Expressway Co., Ltd. Class H                        1,570,000    1,941,534       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                  447,000    2,616,267       0.0%
#   Zijin Mining Group Co., Ltd. Class H                         7,523,000    2,603,400       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                    1,589,400      771,274       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
CHINA -- (Continued)
*   ZTE Corp. Class H                                              401,685 $    1,395,599       0.0%
                                                                           --------------      ----
TOTAL CHINA                                                                 1,182,251,376      17.6%
                                                                           --------------      ----
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                              48,186      1,016,926       0.0%
    Bancolombia SA                                                 331,749      3,075,335       0.1%
    Bancolombia SA Sponsored ADR                                   140,271      5,295,230       0.1%
    Cementos Argos SA                                              347,610      1,268,378       0.0%
    Ecopetrol SA                                                 3,327,922      1,821,466       0.0%
#   Ecopetrol SA Sponsored ADR                                     220,479      2,445,112       0.0%
    Empresa de Energia de Bogota SA ESP                          1,368,492        897,468       0.0%
    Grupo Argos SA                                                 146,698        956,752       0.0%
    Grupo Aval Acciones y Valores SA                               112,983        940,019       0.0%
    Grupo de Inversiones Suramericana SA                           289,609      3,676,698       0.1%
    Grupo Nutresa SA                                               189,883      1,686,573       0.0%
    Interconexion Electrica SA ESP                                 613,721      2,687,255       0.1%
                                                                           --------------      ----
TOTAL COLOMBIA                                                                 25,767,212       0.4%
                                                                           --------------      ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                       335,340      7,353,102       0.1%
    Komercni banka A.S.                                             71,629      3,079,779       0.1%
    O2 Czech Republic A.S.                                          70,083        853,419       0.0%
    Philip Morris CR A.S.                                              755        558,646       0.0%
    Unipetrol A.S.                                                  98,077      1,673,787       0.0%
                                                                           --------------      ----
TOTAL CZECH REPUBLIC                                                           13,518,733       0.2%
                                                                           --------------      ----
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR(201712205)      142,858        652,147       0.0%
#   Commercial International Bank Egypt S.A.E. GDR(566828901)    1,400,823      6,394,500       0.1%
    Egyptian Financial Group-Hermes Holding Co. GDR(268425402)      22,886         60,877       0.0%
    Egyptian Financial Group-Hermes Holding Co. GDR(710232901)      13,986         37,228       0.0%
                                                                           --------------      ----
TOTAL EGYPT                                                                     7,144,752       0.1%
                                                                           --------------      ----
GREECE -- (0.2%)
*   Alpha Bank AE                                                  105,217        209,795       0.0%
*   Eurobank Ergasias SA                                               331            271       0.0%
*   FF Group                                                        20,041        419,878       0.0%
    Hellenic Petroleum SA                                          112,224        990,947       0.0%
    Hellenic Telecommunications Organization SA                    340,319      4,044,179       0.1%
    JUMBO SA                                                       168,373      2,706,567       0.0%
    Motor Oil Hellas Corinth Refineries SA                          96,253      2,304,857       0.0%
*   National Bank of Greece SA                                     128,189         42,398       0.0%
    OPAP SA                                                        278,698      3,122,621       0.1%
    Titan Cement Co. SA                                             61,385      1,483,597       0.0%
                                                                           --------------      ----
TOTAL GREECE                                                                   15,325,110       0.2%
                                                                           --------------      ----
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C.                               1,229,109     14,719,415       0.2%
    OTP Bank P.L.C.                                                362,066     14,596,946       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
HUNGARY -- (Continued)
    Richter Gedeon Nyrt                                            117,849 $ 2,931,442       0.1%
                                                                           -----------       ---
TOTAL HUNGARY                                                               32,247,803       0.5%
                                                                           -----------       ---
INDIA -- (11.8%)
*   5Paisa Capital, Ltd.                                             4,048      16,329       0.0%
    ABB India, Ltd.                                                 33,317     713,393       0.0%
    ACC, Ltd.                                                       59,837   1,671,909       0.0%
    Adani Ports & Special Economic Zone, Ltd.                      932,153   6,204,971       0.1%
*   Adani Transmissions, Ltd.                                       46,467     149,320       0.0%
*   Aditya Birla Capital, Ltd.                                     324,352     890,611       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                          524,465   1,266,139       0.0%
    Alkem Laboratories, Ltd.                                         6,502     187,178       0.0%
    Ambuja Cements, Ltd.                                           756,954   3,289,469       0.1%
    Apollo Hospitals Enterprise, Ltd.                               72,638   1,163,451       0.0%
    Ashok Leyland, Ltd.                                          2,765,773   5,605,555       0.1%
    Asian Paints, Ltd.                                             474,671   8,676,261       0.1%
    Aurobindo Pharma, Ltd.                                         625,132   7,355,605       0.1%
    Axis Bank, Ltd.                                              1,468,325  11,917,066       0.2%
    Bajaj Auto, Ltd.                                               125,057   6,299,723       0.1%
    Bajaj Finance, Ltd.                                            382,190  10,627,051       0.2%
    Bajaj Finserv, Ltd.                                             70,539   5,504,364       0.1%
    Bajaj Holdings & Investment, Ltd.                               59,968   2,760,800       0.0%
    Balkrishna Industries, Ltd.                                      8,407     222,741       0.0%
    Bank of Baroda                                                 763,423   2,007,836       0.0%
*   Bank of India                                                   88,407     262,305       0.0%
    Berger Paints India, Ltd.                                      347,022   1,436,807       0.0%
    Bharat Electronics, Ltd.                                       726,004   2,064,577       0.0%
    Bharat Forge, Ltd.                                             451,506   4,928,480       0.1%
    Bharat Heavy Electricals, Ltd.                               1,533,737   2,322,126       0.0%
    Bharat Petroleum Corp., Ltd.                                   794,100   6,630,570       0.1%
    Bharti Airtel, Ltd.                                          1,820,147  14,005,459       0.2%
    Bharti Infratel, Ltd.                                          729,923   4,987,709       0.1%
    Biocon, Ltd.                                                   121,818     676,808       0.0%
    Bosch, Ltd.                                                      8,153   2,645,842       0.0%
    Britannia Industries, Ltd.                                      26,712   1,910,999       0.0%
    Cadila Healthcare, Ltd.                                        362,605   2,813,880       0.0%
    Canara Bank                                                    210,998   1,327,324       0.0%
    Castrol India, Ltd.                                            123,940     765,765       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                  62,791   1,115,058       0.0%
    Cipla, Ltd.                                                    536,514   5,190,547       0.1%
    Coal India, Ltd.                                               666,119   2,953,291       0.1%
    Colgate-Palmolive India, Ltd.                                  131,724   2,161,813       0.0%
    Container Corp. Of India, Ltd.                                  68,913   1,469,314       0.0%
    CRISIL, Ltd.                                                     7,945     220,747       0.0%
    Cummins India, Ltd.                                             95,747   1,338,102       0.0%
    Dabur India, Ltd.                                              743,476   3,826,721       0.1%
    Dalmia Bharat, Ltd.                                             26,093   1,209,359       0.0%
    Dewan Housing Finance Corp., Ltd.                              212,017   2,102,205       0.0%
    Divi's Laboratories, Ltd.                                      147,169   2,004,490       0.0%
    DLF, Ltd.                                                      457,260   1,425,640       0.0%
    Dr Reddy's Laboratories, Ltd.                                   71,015   2,649,292       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
#   Dr Reddy's Laboratories, Ltd. ADR                              148,465 $ 5,399,672       0.1%
    Edelweiss Financial Services, Ltd.                             467,047   2,029,281       0.0%
    Eicher Motors, Ltd.                                             20,610  10,257,531       0.2%
    Emami, Ltd.                                                     90,332   1,760,108       0.0%
    Exide Industries, Ltd.                                         375,923   1,217,372       0.0%
    Federal Bank, Ltd.                                           1,802,607   3,397,030       0.1%
*   Future Retail, Ltd.                                             58,006     465,450       0.0%
    GAIL India, Ltd.                                               643,479   4,622,571       0.1%
    GAIL India, Ltd. GDR                                            38,388   1,691,348       0.0%
    Gillette India, Ltd.                                               153      14,102       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                       13,803   1,081,414       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                           13,217     525,122       0.0%
    Glenmark Pharmaceuticals, Ltd.                                 302,977   2,895,825       0.0%
    Godrej Consumer Products, Ltd.                                 337,726   4,870,017       0.1%
    Godrej Industries, Ltd.                                         71,533     653,925       0.0%
    Grasim Industries, Ltd.                                        231,681   4,401,787       0.1%
    Gruh Finance, Ltd.                                              92,408     713,499       0.0%
    Havells India, Ltd.                                            270,419   2,027,571       0.0%
    HCL Technologies, Ltd.                                       1,037,065  13,697,140       0.2%
    HDFC Bank, Ltd.                                              1,441,144  40,301,596       0.6%
    Hero MotoCorp, Ltd.                                            102,635   6,114,317       0.1%
    Hindalco Industries, Ltd.                                    3,109,168  12,861,970       0.2%
    Hindustan Petroleum Corp., Ltd.                                939,293   6,481,681       0.1%
    Hindustan Unilever, Ltd.                                     1,148,145  21,969,730       0.3%
    Housing Development Finance Corp., Ltd.                      1,501,415  39,446,931       0.6%
    ICICI Bank, Ltd.                                               967,335   4,533,186       0.1%
    ICICI Bank, Ltd. Sponsored ADR                               1,135,139  10,386,517       0.2%
    Idea Cellular, Ltd.                                          4,707,987   6,746,232       0.1%
    IDFC Bank, Ltd.                                              2,131,525   1,863,938       0.0%
    IIFL Holdings, Ltd.                                            101,212     961,467       0.0%
    Indiabulls Housing Finance, Ltd.                               699,664  13,442,923       0.2%
    Indian Oil Corp., Ltd.                                       1,048,841   6,734,396       0.1%
    IndusInd Bank, Ltd.                                            270,851   6,819,485       0.1%
    Infosys, Ltd.                                                1,886,232  26,860,653       0.4%
#   Infosys, Ltd. Sponsored ADR                                    847,888  12,591,137       0.2%
    InterGlobe Aviation, Ltd.                                       20,781     400,896       0.0%
    ITC, Ltd.                                                    4,896,443  20,115,143       0.3%
    JSW Steel, Ltd.                                              3,529,388  14,153,501       0.2%
    Kansai Nerolac Paints, Ltd.                                     37,920     302,757       0.0%
    Kotak Mahindra Bank, Ltd.                                      692,947  10,990,368       0.2%
    L&T Finance Holdings, Ltd.                                     584,335   1,819,935       0.0%
    Larsen & Toubro, Ltd.                                          544,770  10,298,645       0.2%
    LIC Housing Finance, Ltd.                                      817,984   7,573,570       0.1%
    Lupin, Ltd.                                                    355,461   5,634,146       0.1%
    Mahindra & Mahindra Financial Services, Ltd.                   410,358   2,745,150       0.0%
    Mahindra & Mahindra, Ltd.                                      460,091   9,567,170       0.1%
    Mangalore Refinery & Petrochemicals, Ltd.                      285,511     632,420       0.0%
    Marico, Ltd.                                                   748,884   3,648,499       0.1%
    Maruti Suzuki India, Ltd.                                      138,331  17,567,551       0.3%
    Max Financial Services, Ltd.                                    11,034      99,641       0.0%
    Motherson Sumi Systems, Ltd.                                   864,629   4,864,834       0.1%
    Motilal Oswal Financial Services, Ltd.                          26,177     554,934       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    MRF, Ltd.                                                        2,969 $ 3,051,035       0.1%
    Muthoot Finance, Ltd.                                          188,334   1,435,205       0.0%
    Natco Pharma, Ltd.                                               5,022      75,492       0.0%
    NBCC India, Ltd.                                                84,858     343,231       0.0%
    Nestle India, Ltd.                                              37,106   4,126,875       0.1%
    NHPC, Ltd.                                                   2,269,230   1,004,529       0.0%
    NTPC, Ltd.                                                   1,577,791   4,398,851       0.1%
    Oil & Natural Gas Corp., Ltd.                                1,209,513   3,573,903       0.1%
    Oil India, Ltd.                                                286,752   1,635,294       0.0%
    Oracle Financial Services Software, Ltd.                        27,493   1,482,206       0.0%
    Page Industries, Ltd.                                            3,784   1,157,269       0.0%
    Petronet LNG, Ltd.                                           1,094,125   4,394,354       0.1%
    Pidilite Industries, Ltd.                                      196,824   2,376,093       0.0%
    Piramal Enterprises, Ltd.                                      115,727   4,895,664       0.1%
    Power Finance Corp., Ltd.                                    1,772,112   3,815,367       0.1%
    Power Grid Corp. of India, Ltd.                              1,666,135   5,450,962       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd.                    10,367   1,388,503       0.0%
*   Punjab National Bank                                           627,033   1,914,323       0.0%
    Rajesh Exports, Ltd.                                           146,511   1,769,497       0.0%
    Ramco Cements, Ltd. (The)                                       41,801     463,787       0.0%
    Reliance Capital, Ltd.                                         174,706   1,554,524       0.0%
*   Reliance Home Finance, Ltd.                                    174,706     232,640       0.0%
    Reliance Industries, Ltd.                                    3,083,335  44,979,899       0.7%
    Rural Electrification Corp., Ltd.                            1,952,124   5,234,139       0.1%
    Shree Cement, Ltd.                                              10,928   3,179,722       0.1%
    Shriram City Union Finance, Ltd.                                 1,315      46,820       0.0%
    Shriram Transport Finance Co., Ltd.                            246,328   4,457,367       0.1%
    Siemens, Ltd.                                                   50,501     991,481       0.0%
    State Bank of India                                          1,702,560   8,060,544       0.1%
*   Steel Authority of India, Ltd.                                 893,340   1,072,576       0.0%
    Sun Pharmaceutical Industries, Ltd.                          1,256,320  10,721,933       0.2%
    Sun TV Network, Ltd.                                           150,070   1,986,258       0.0%
    Sundaram Finance, Ltd.                                          23,010     618,814       0.0%
    Tata Communications, Ltd.                                       65,684     696,609       0.0%
    Tata Consultancy Services, Ltd.                                702,461  28,417,240       0.4%
*   Tata Motors, Ltd.                                            1,650,833  10,931,645       0.2%
*   Tata Motors, Ltd. Sponsored ADR                                 41,094   1,346,239       0.0%
    Tata Power Co., Ltd. (The)                                   2,105,165   2,770,055       0.0%
    Tata Steel, Ltd.                                             1,031,799  11,217,315       0.2%
    Tech Mahindra, Ltd.                                            966,990   7,209,039       0.1%
    Titan Co., Ltd.                                                333,216   3,290,427       0.1%
    Torrent Pharmaceuticals, Ltd.                                   94,358   1,847,594       0.0%
    TVS Motor Co., Ltd.                                            153,935   1,724,239       0.0%
    Ultratech Cement, Ltd.                                          79,522   5,407,641       0.1%
    United Breweries, Ltd.                                          96,720   1,532,990       0.0%
*   United Spirits, Ltd.                                            63,590   2,996,886       0.1%
    UPL, Ltd.                                                      812,040  10,030,451       0.2%
    Vakrangee, Ltd.                                                152,986   1,327,849       0.0%
    Vedanta, Ltd.                                                3,450,645  17,722,576       0.3%
    Voltas, Ltd.                                                   103,766     909,949       0.0%
    Whirlpool of India, Ltd.                                           508      10,758       0.0%
    Wipro, Ltd.                                                  1,757,751   8,007,089       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    Yes Bank, Ltd.                                                2,274,564 $ 11,068,539       0.2%
    Zee Entertainment Enterprises, Ltd.                             571,111    4,794,674       0.1%
                                                                            ------------      ----
TOTAL INDIA                                                                  806,930,047      12.0%
                                                                            ------------      ----
INDONESIA -- (2.6%)
    Adaro Energy Tbk PT                                          51,295,200    6,903,044       0.1%
    AKR Corporindo Tbk PT                                         1,603,000      880,747       0.0%
    Astra Agro Lestari Tbk PT                                     1,294,744    1,391,541       0.0%
    Astra International Tbk PT                                   27,259,810   16,079,648       0.2%
    Bank Central Asia Tbk PT                                     13,354,500   20,571,814       0.3%
    Bank Danamon Indonesia Tbk PT                                 5,999,479    2,256,817       0.0%
    Bank Mandiri Persero Tbk PT                                  25,018,334   12,994,570       0.2%
    Bank Negara Indonesia Persero Tbk PT                         13,121,822    7,355,690       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          2,117,700      382,579       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                         14,166,200   16,298,207       0.3%
    Bank Tabungan Negara Persero Tbk PT                           4,998,800    1,017,249       0.0%
*   Barito Pacific Tbk PT                                         2,893,300      431,026       0.0%
*   Bayan Resources Tbk PT                                           79,500       64,316       0.0%
    Bumi Serpong Damai Tbk PT                                    15,150,000    1,922,858       0.0%
    Charoen Pokphand Indonesia Tbk PT                            12,097,200    2,943,931       0.1%
    Ciputra Development Tbk PT                                    1,797,746      160,413       0.0%
    Gudang Garam Tbk PT                                             789,700    4,075,520       0.1%
    Indocement Tunggal Prakarsa Tbk PT                            2,133,500    3,530,278       0.1%
    Indofood CBP Sukses Makmur Tbk PT                             3,456,800    2,243,689       0.0%
    Indofood Sukses Makmur Tbk PT                                12,979,900    7,847,033       0.1%
    Indosat Tbk PT                                                1,720,800      761,231       0.0%
    Jasa Marga Persero Tbk PT                                     3,871,113    1,855,336       0.0%
    Kalbe Farma Tbk PT                                           30,284,700    3,572,754       0.1%
    Matahari Department Store Tbk PT                              2,898,700    1,837,362       0.0%
    Mayora Indah Tbk PT                                          19,567,525    2,958,124       0.1%
    Media Nusantara Citra Tbk PT                                 12,079,200    1,389,122       0.0%
    Mitra Keluarga Karyasehat Tbk PT                              2,215,000      303,806       0.0%
    Pakuwon Jati Tbk PT                                          46,392,900    2,154,469       0.0%
    Perusahaan Gas Negara Persero Tbk                            17,096,300    2,319,682       0.0%
    Semen Baturaja Persero Tbk PT                                 1,298,200      267,057       0.0%
    Semen Indonesia Persero Tbk PT                                5,688,100    4,569,996       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT                  1,116,500      317,033       0.0%
    Surya Citra Media Tbk PT                                     10,406,100    1,650,149       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                    1,188,400    1,005,740       0.0%
    Telekomunikasi Indonesia Persero Tbk PT                      39,175,700   11,688,728       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR           196,768    5,910,911       0.1%
    Tower Bersama Infrastructure Tbk PT                           2,551,800    1,282,281       0.0%
    Unilever Indonesia Tbk PT                                     2,121,800    7,759,687       0.1%
    United Tractors Tbk PT                                        4,686,596   11,977,427       0.2%
    Waskita Karya Persero Tbk PT                                 12,223,279    1,910,780       0.0%
*   XL Axiata Tbk PT                                             10,781,100    2,687,200       0.1%
                                                                            ------------      ----
TOTAL INDONESIA                                                              177,529,845       2.6%
                                                                            ------------      ----
MALAYSIA -- (2.7%)
    Affin Holdings Bhd                                              741,300      448,213       0.0%
    AirAsia Bhd                                                   5,747,300    4,535,383       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Alliance Bank Malaysia Bhd                                    1,073,400 $   935,442       0.0%
    AMMB Holdings Bhd                                             3,743,259   3,785,475       0.1%
    Astro Malaysia Holdings Bhd                                   2,488,700   1,651,939       0.0%
#   Axiata Group Bhd                                              3,971,711   5,057,748       0.1%
    Batu Kawan Bhd                                                  105,400     492,967       0.0%
    BIMB Holdings Bhd                                             1,182,855   1,226,725       0.0%
    Boustead Holdings Bhd                                           264,800     188,848       0.0%
    British American Tobacco Malaysia Bhd                           236,000   2,185,860       0.0%
    CIMB Group Holdings Bhd                                       5,958,610   8,641,990       0.1%
    Dialog Group Bhd                                              1,968,818   1,051,363       0.0%
    DiGi.Com Bhd                                                  5,587,720   6,599,304       0.1%
#   Felda Global Ventures Holdings Bhd                            1,828,100     824,532       0.0%
    Fraser & Neave Holdings Bhd                                       6,700      40,070       0.0%
    Gamuda Bhd                                                    1,878,400   2,329,487       0.0%
#   Genting Bhd                                                   5,555,700  11,875,769       0.2%
#   Genting Malaysia Bhd                                          2,883,000   3,426,685       0.1%
    Genting Plantations Bhd                                         378,500     954,936       0.0%
#   HAP Seng Consolidated Bhd                                     1,066,700   2,339,137       0.0%
    Hartalega Holdings Bhd                                        1,106,800   1,993,381       0.0%
    Hong Leong Bank Bhd                                             733,066   2,759,922       0.1%
    Hong Leong Financial Group Bhd                                  747,883   2,950,914       0.1%
#   IHH Healthcare Bhd                                            1,468,500   1,956,841       0.0%
    IJM Corp. Bhd                                                 5,595,662   4,216,416       0.1%
    IOI Corp. Bhd                                                 4,158,205   4,381,929       0.1%
    IOI Properties Group Bhd                                      2,843,429   1,337,566       0.0%
    Kuala Lumpur Kepong Bhd                                         453,300   2,634,976       0.1%
#   Lafarge Malaysia Bhd                                            251,580     413,812       0.0%
    Malayan Banking Bhd                                           4,845,851  10,588,191       0.2%
    Malaysia Airports Holdings Bhd                                1,240,841   2,426,054       0.0%
#   Malaysia Building Society Bhd                                   967,200     253,492       0.0%
    Maxis Bhd                                                     2,881,400   4,048,840       0.1%
    MISC Bhd                                                      2,381,098   3,905,653       0.1%
    MMC Corp. Bhd                                                 1,817,400     854,229       0.0%
#   My EG Services Bhd                                            3,146,800   1,627,930       0.0%
    Petronas Chemicals Group Bhd                                  3,567,800   6,211,036       0.1%
    Petronas Dagangan Bhd                                           351,300   1,988,306       0.0%
#   Petronas Gas Bhd                                                890,500   3,794,730       0.1%
    PPB Group Bhd                                                   937,800   3,718,636       0.1%
    Press Metal Aluminium Holdings Bhd                            1,771,200   1,853,420       0.0%
    Public Bank Bhd                                               3,656,014  17,667,806       0.3%
    QL Resources Bhd                                                502,190     461,478       0.0%
    RHB Bank Bhd                                                  1,590,705   1,908,763       0.0%
    Sapura Energy Bhd                                            13,106,700   4,960,007       0.1%
    Sime Darby Bhd                                                3,018,761   6,560,691       0.1%
#   SP Setia Bhd Group                                            1,018,486     787,441       0.0%
#   Sunway Bhd                                                    2,693,625   1,100,085       0.0%
    Telekom Malaysia Bhd                                          1,435,664   2,154,292       0.0%
    Tenaga Nasional Bhd                                           4,375,250  15,501,980       0.2%
    Top Glove Corp. Bhd                                           1,101,700   1,665,215       0.0%
*   UMW Holdings Bhd                                              1,406,766   1,741,300       0.0%
    United Plantations Bhd                                           49,700     321,963       0.0%
    Westports Holdings Bhd                                        1,553,100   1,362,482       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
    YTL Corp. Bhd                                                16,754,199 $  5,026,272       0.1%
    YTL Power International Bhd                                   3,241,097      995,194       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               184,723,116       2.8%
                                                                            ------------       ---
MEXICO -- (4.0%)
#   Alfa S.A.B. de C.V. Class A                                   9,902,054   10,340,168       0.2%
    America Movil S.A.B. de C.V. Series L                        48,207,854   41,565,106       0.6%
    America Movil S.A.B. de C.V. Series L ADR                       109,448    1,873,750       0.0%
    Arca Continental S.A.B. de C.V.                                 824,241    5,245,512       0.1%
#*  Cemex S.A.B. de C.V.                                         19,131,714   15,557,444       0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                            1,766,143   14,323,416       0.2%
    Coca-Cola Femsa S.A.B. de C.V. Series L                         503,694    3,404,944       0.1%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     41,940    2,870,374       0.0%
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                  272,661    1,861,093       0.0%
#   Fomento Economico Mexicano S.A.B. de C.V.                     1,602,272   13,957,800       0.2%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR           5,197      456,037       0.0%
    Gruma S.A.B. de C.V. Class B                                    573,607    7,528,615       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              15,027    1,426,363       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         404,642    3,847,442       0.1%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               35,972    6,431,434       0.1%
    Grupo Bimbo S.A.B. de C.V. Series A                           2,700,652    6,253,052       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                            936,360    3,034,956       0.1%
    Grupo Elektra S.A.B. de C.V.                                    117,419    4,705,579       0.1%
    Grupo Financiero Banorte S.A.B. de C.V. Class O               2,973,402   17,618,552       0.3%
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O               4,602,443    7,917,304       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      3,869,534    6,503,130       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR     64,027      539,107       0.0%
#   Grupo Lala S.A.B. de C.V.                                     1,192,370    1,841,568       0.0%
#   Grupo Mexico S.A.B. de C.V. Series B                          6,360,255   20,684,700       0.3%
#   Grupo Televisa S.A.B. Series CPO                              3,641,138   15,938,258       0.2%
    Grupo Televisa S.A.B. Sponsored ADR                             135,493    2,965,942       0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                              2,356,506    4,288,523       0.1%
    Industrias Penoles S.A.B. de C.V.                               353,762    8,248,157       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                  982,114    5,010,015       0.1%
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A               2,348,560    4,040,085       0.1%
*   La Comer S.A.B. de C.V.                                         115,297      111,859       0.0%
#   Megacable Holdings S.A.B. de C.V.                               189,676      751,511       0.0%
    Mexichem S.A.B. de C.V.                                       3,030,320    7,805,088       0.1%
*   Organizacion Soriana S.A.B. de C.V. Class B                   1,096,976    2,300,178       0.0%
#   Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                                 420,380    3,997,302       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                                   3,236       24,203       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                             7,198,435   16,115,213       0.2%
                                                                            ------------       ---
TOTAL MEXICO                                                                 271,383,780       4.0%
                                                                            ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                       11,959      152,362       0.0%
    Cia de Minas Buenaventura SAA ADR                               139,674    1,926,104       0.0%
    Credicorp, Ltd.                                                  78,885   16,521,674       0.3%
*   Grana y Montero SAA Sponsored ADR                               108,988      490,446       0.0%
                                                                            ------------       ---
TOTAL PERU                                                                    19,090,586       0.3%
                                                                            ------------       ---

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                                 2,290,670 $ 3,327,457       0.1%
    Aboitiz Power Corp.                                           2,219,900   1,827,722       0.0%
*   Alliance Global Group, Inc.                                   9,307,400   2,887,099       0.0%
    Ayala Corp.                                                     314,587   6,277,617       0.1%
    Ayala Land, Inc.                                              9,575,518   8,020,074       0.1%
    Bank of the Philippine Islands                                1,018,023   1,934,509       0.0%
    BDO Unibank, Inc.                                             1,992,542   5,309,581       0.1%
    DMCI Holdings, Inc.                                          10,645,700   3,162,047       0.1%
*   DoubleDragon Properties Corp.                                   297,600     233,504       0.0%
    Emperador, Inc.                                               1,850,900     258,213       0.0%
    Energy Development Corp.                                      3,763,713     420,946       0.0%
    Globe Telecom, Inc.                                              58,490   2,314,816       0.0%
    GT Capital Holdings, Inc.                                       128,550   2,941,089       0.1%
    International Container Terminal Services, Inc.               1,287,400   2,636,717       0.0%
    JG Summit Holdings, Inc.                                      2,507,850   3,739,575       0.1%
    Jollibee Foods Corp.                                            695,840   3,360,116       0.1%
    LT Group, Inc.                                                5,022,600   1,749,667       0.0%
    Manila Electric Co.                                             387,830   2,192,443       0.0%
    Megaworld Corp.                                              19,621,500   2,025,857       0.0%
    Metro Pacific Investments Corp.                              22,603,200   2,978,923       0.1%
    Metropolitan Bank & Trust Co.                                 1,016,195   1,705,247       0.0%
*   Philippine National Bank                                        158,348     179,339       0.0%
    PLDT, Inc.                                                       87,155   2,890,368       0.1%
#   PLDT, Inc. Sponsored ADR                                         59,031   1,951,565       0.0%
    Puregold Price Club, Inc.                                     1,734,500   1,713,825       0.0%
    Robinsons Land Corp.                                          3,244,300   1,587,293       0.0%
    Robinsons Retail Holdings, Inc.                                 557,560   1,048,186       0.0%
    San Miguel Corp.                                              1,404,830   2,804,469       0.0%
    Security Bank Corp.                                             215,470   1,027,093       0.0%
    Semirara Mining & Power Corp.                                 2,116,000   1,741,834       0.0%
    SM Investments Corp.                                            264,833   4,904,675       0.1%
    SM Prime Holdings, Inc.                                       9,223,910   6,617,359       0.1%
*   Top Frontier Investment Holdings, Inc.                           42,789     247,137       0.0%
    Universal Robina Corp.                                        1,282,840   3,550,643       0.1%
                                                                            -----------       ---
TOTAL PHILIPPINES                                                            89,567,005       1.3%
                                                                            -----------       ---
POLAND -- (1.8%)
*   Alior Bank SA                                                   163,227   3,242,367       0.1%
*   AmRest Holdings SE                                                  344      33,368       0.0%
    Bank Handlowy w Warszawie SA                                     46,054     941,778       0.0%
*   Bank Millennium SA                                            1,265,401   2,773,376       0.0%
    Bank Pekao SA                                                   232,319   7,591,232       0.1%
    Bank Zachodni WBK SA                                             47,100   4,725,732       0.1%
    Budimex SA                                                        1,258      64,473       0.0%
    CCC SA                                                           36,838   2,762,288       0.0%
    CD Projekt SA                                                    86,768   2,874,026       0.1%
#   Cyfrowy Polsat SA                                               412,395   2,872,422       0.0%
    Enea SA                                                         154,249     590,257       0.0%
    Grupa Azoty SA                                                   88,176   1,767,947       0.0%
#   Grupa Lotos SA                                                  352,784   6,397,536       0.1%
#*  ING Bank Slaski SA                                               39,956   2,173,674       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
POLAND -- (Continued)
*   Jastrzebska Spolka Weglowa SA                                  109,985 $  2,957,822       0.1%
    KGHM Polska Miedz SA                                           387,719   13,105,253       0.2%
    KRUK SA                                                          1,152       88,280       0.0%
    LPP SA                                                           1,669    3,930,834       0.1%
*   mBank SA                                                        29,442    3,722,852       0.1%
#*  Orange Polska SA                                             1,139,817    1,756,390       0.0%
*   PGE Polska Grupa Energetyczna SA                             2,607,697    9,349,984       0.1%
    Polski Koncern Naftowy Orlen SA                                649,675   22,978,685       0.3%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   2,283,734    4,196,751       0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA                  1,052,603   11,203,183       0.2%
    Powszechny Zaklad Ubezpieczen SA                               808,411   10,433,057       0.2%
    Synthos SA                                                     889,961    1,204,788       0.0%
*   Tauron Polska Energia SA                                     2,675,765    2,587,174       0.0%
                                                                           ------------       ---
TOTAL POLAND                                                                126,325,529       1.9%
                                                                           ------------       ---
RUSSIA -- (1.6%)
    Gazprom PJSC Sponsored ADR                                   3,488,260   14,983,521       0.2%
*   Lenta, Ltd. GDR(BJ621Y903)                                      30,830      194,532       0.0%
*   Lenta, Ltd. GDR(52634T200)                                     106,863      674,306       0.0%
    Lukoil PJSC Sponsored ADR                                      225,119   11,957,955       0.2%
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR             197,103    1,920,609       0.0%
*   Mail.Ru Group, Ltd. GDR                                         35,553    1,155,472       0.0%
    MegaFon PJSC GDR                                               139,778    1,460,887       0.0%
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                         406,377    7,478,167       0.1%
    MMC Norilsk Nickel PJSC ADR(55315J102)                          36,191      667,977       0.0%
    Novatek PJSC GDR                                                61,847    7,058,944       0.1%
    Novolipetsk Steel PJSC GDR                                     123,601    2,849,610       0.1%
    PhosAgro PJSC GDR                                               76,363    1,049,943       0.0%
    Rosneft Oil Co. PJSC GDR                                       833,683    4,570,770       0.1%
    Rostelecom PJSC Sponsored ADR(778529107)                        20,806      150,844       0.0%
    Rostelecom PJSC Sponsored ADR(B114RM901)                        78,867      554,394       0.0%
    RusHydro PJSC ADR(BYZ5W4903)                                 1,329,772    1,780,668       0.0%
    RusHydro PJSC ADR(782183404)                                    12,131       16,619       0.0%
    Sberbank of Russia PJSC Sponsored ADR                        1,818,206   26,095,273       0.4%
    Severstal PJSC GDR                                             211,364    3,223,643       0.1%
    Tatneft PJSC Sponsored ADR                                     200,455    9,023,587       0.1%
    VEON, Ltd.                                                     221,245      865,068       0.0%
    VTB Bank PJSC GDR(46630Q202)                                 1,647,605    3,410,542       0.1%
    VTB Bank PJSC GDR(B1W7FX909)                                 1,358,280    2,811,959       0.0%
*   X5 Retail Group NV GDR                                          78,490    3,225,939       0.1%
                                                                           ------------       ---
TOTAL RUSSIA                                                                107,181,229       1.6%
                                                                           ------------       ---
SOUTH AFRICA -- (7.1%)
*   Anglo American Platinum, Ltd.                                  119,560    3,327,076       0.1%
    AngloGold Ashanti, Ltd. Sponsored ADR                        1,637,102   15,225,049       0.2%
    Aspen Pharmacare Holdings, Ltd.                                574,874   12,989,042       0.2%
    AVI, Ltd.                                                      429,602    2,995,466       0.0%
    Barclays Africa Group, Ltd.                                  1,655,908   16,403,521       0.2%
    Bid Corp., Ltd.                                                778,465   17,118,151       0.3%
    Bidvest Group, Ltd. (The)                                      816,938    9,918,617       0.1%
#*  Brait SE                                                       434,686    1,624,838       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Capitec Bank Holdings, Ltd.                                     88,443 $  5,881,285       0.1%
    Clicks Group, Ltd.                                             378,720    4,241,849       0.1%
    Discovery, Ltd.                                                779,542    8,086,479       0.1%
    Distell Group, Ltd.                                             65,088      597,565       0.0%
    Exxaro Resources, Ltd.                                         371,212    3,772,307       0.1%
    FirstRand, Ltd.                                              4,730,180   17,169,759       0.3%
    Foschini Group, Ltd. (The)                                      76,526      733,501       0.0%
    Gold Fields, Ltd. Sponsored ADR                              3,351,777   13,306,555       0.2%
#*  Impala Platinum Holdings, Ltd.                                 504,893    1,400,960       0.0%
    Imperial Holdings, Ltd.                                        583,684    8,371,203       0.1%
    Investec, Ltd.                                                 964,772    6,579,655       0.1%
#   Kumba Iron Ore, Ltd.                                           164,394    3,162,866       0.0%
    Liberty Holdings, Ltd.                                         341,000    2,680,652       0.0%
    Life Healthcare Group Holdings, Ltd.                         3,462,168    6,418,940       0.1%
    MMI Holdings, Ltd.                                           2,540,559    3,375,567       0.1%
    Mondi, Ltd.                                                    279,338    6,700,623       0.1%
    Mr. Price Group, Ltd.                                          523,254    6,485,280       0.1%
    MTN Group, Ltd.                                              3,775,818   32,785,832       0.5%
    Naspers, Ltd. Class N                                          407,281   99,226,886       1.5%
    Nedbank Group, Ltd.                                            731,525   10,720,332       0.2%
    NEPI Rockcastle P.L.C.                                         344,559    4,796,547       0.1%
    Netcare, Ltd.                                                2,844,264    5,007,437       0.1%
    Novus Holdings, Ltd.                                           140,870       69,933       0.0%
    Pick n Pay Stores, Ltd.                                        261,842    1,098,101       0.0%
    Pioneer Foods Group, Ltd.                                      230,922    1,940,720       0.0%
    PSG Group, Ltd.                                                161,662    3,001,251       0.0%
    Sanlam, Ltd.                                                 3,042,227   15,227,449       0.2%
    Sappi, Ltd.                                                  1,584,765   10,612,386       0.2%
    Sasol, Ltd.                                                    146,080    4,268,133       0.1%
    Sasol, Ltd. Sponsored ADR                                      777,405   22,630,260       0.3%
    Shoprite Holdings, Ltd.                                        951,195   13,617,324       0.2%
    Sibanye-Sillwater                                            1,489,715    1,928,638       0.0%
    SPAR Group, Ltd. (The)                                         284,382    3,347,266       0.1%
    Standard Bank Group, Ltd.                                    2,023,352   23,495,927       0.4%
#   Steinhoff International Holdings NV                          3,713,530   16,120,765       0.2%
    Telkom SA SOC, Ltd.                                            963,003    3,606,958       0.1%
    Tiger Brands, Ltd.                                             296,871    8,108,042       0.1%
    Truworths International, Ltd.                                  979,184    5,216,953       0.1%
#   Vodacom Group, Ltd.                                            750,143    8,152,504       0.1%
    Woolworths Holdings, Ltd.                                    2,502,184    9,979,816       0.1%
                                                                           ------------       ---
TOTAL SOUTH AFRICA                                                          483,526,266       7.2%
                                                                           ------------       ---
SOUTH KOREA -- (17.6%)
    Amorepacific Corp.                                              35,738   10,027,802       0.2%
#   AMOREPACIFIC Group                                              45,012    5,772,187       0.1%
    BGF retail Co., Ltd.                                            38,514    2,719,201       0.0%
    BNK Financial Group, Inc.                                      503,774    4,469,837       0.1%
#*  Celltrion, Inc.                                                 84,397   13,046,837       0.2%
    Cheil Worldwide, Inc.                                           73,456    1,364,531       0.0%
#   CJ CGV Co., Ltd.                                                18,162    1,129,688       0.0%
    CJ CheilJedang Corp.                                            23,555    7,707,837       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    CJ Corp.                                                      44,364 $ 7,396,190       0.1%
    CJ E&M Corp.                                                  37,668   2,843,952       0.0%
*   CJ Logistics Corp.                                            14,275   2,000,792       0.0%
    CJ O Shopping Co., Ltd.                                        2,962     523,066       0.0%
    Com2uSCorp                                                    12,702   1,513,940       0.0%
    Cosmax, Inc.                                                     393      48,811       0.0%
    Coway Co., Ltd.                                               80,403   6,990,133       0.1%
#   Cuckoo Electronics Co., Ltd.                                   2,015     270,943       0.0%
    Daelim Industrial Co., Ltd.                                   56,037   4,176,399       0.1%
*   Daewoo Engineering & Construction Co., Ltd.                  199,915   1,313,590       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.            16,540     270,906       0.0%
    DGB Financial Group, Inc.                                    327,013   3,050,076       0.1%
    Dongbu Insurance Co., Ltd.                                   143,180   9,014,188       0.1%
    Dongkuk Steel Mill Co., Ltd.                                  50,693     491,896       0.0%
    Dongsuh Cos., Inc.                                            23,739     582,802       0.0%
    Dongwon Systems Corp.                                          4,834     208,958       0.0%
    Doosan Corp.                                                  21,369   2,558,827       0.0%
#   Doosan Heavy Industries & Construction Co., Ltd.             183,881   2,877,226       0.0%
#*  Doosan Infracore Co., Ltd.                                   466,032   3,850,719       0.1%
    E-MART, Inc.                                                  40,862   8,179,723       0.1%
    Grand Korea Leisure Co., Ltd.                                 38,572     964,422       0.0%
    Green Cross Corp.                                              4,303     810,729       0.0%
    Green Cross Holdings Corp.                                    22,011     744,123       0.0%
#*  GS Engineering & Construction Corp.                          101,174   2,349,524       0.0%
    GS Holdings Corp.                                            180,713  10,700,057       0.2%
    GS Home Shopping, Inc.                                         4,597     863,217       0.0%
    GS Retail Co., Ltd.                                           55,466   1,653,709       0.0%
    Hana Financial Group, Inc.                                   584,969  25,035,987       0.4%
#*  Hanjin Kal Corp.                                              42,067     813,052       0.0%
    Hankook Tire Co., Ltd.                                       156,490   7,553,090       0.1%
#*  Hanmi Pharm Co., Ltd.                                          7,664   3,172,830       0.1%
#*  Hanmi Science Co., Ltd.                                       14,080   1,154,164       0.0%
    Hanon Systems                                                291,582   3,391,822       0.1%
    Hanssem Co., Ltd.                                             16,476   2,509,038       0.0%
    Hanwha Chemical Corp.                                        222,590   6,063,423       0.1%
    Hanwha Corp.                                                 178,504   7,122,560       0.1%
    Hanwha Life Insurance Co., Ltd.                              602,838   4,259,416       0.1%
#*  Hanwha Techwin Co.,Ltd.                                       73,861   2,531,743       0.0%
    Hite Jinro Co., Ltd.                                          52,663   1,251,720       0.0%
    Hotel Shilla Co., Ltd.                                        38,111   2,666,539       0.0%
*   Hugel, Inc.                                                    3,549   1,361,808       0.0%
    Hyosung Corp.                                                 62,471   7,507,876       0.1%
#*  Hyundai Construction Equipment Co., Ltd.                       3,388   1,133,287       0.0%
    Hyundai Department Store Co., Ltd.                            36,583   2,987,555       0.1%
    Hyundai Development Co-Engineering & Construction            118,792   4,256,365       0.1%
    Hyundai Elevator Co., Ltd.                                    10,664     521,766       0.0%
    Hyundai Engineering & Construction Co., Ltd.                 198,086   6,701,075       0.1%
    Hyundai Glovis Co., Ltd.                                      32,379   4,369,959       0.1%
    Hyundai Greenfood Co., Ltd.                                   63,538     907,003       0.0%
*   Hyundai Heavy Industries Co., Ltd.                            39,291   5,495,498       0.1%
    Hyundai Home Shopping Network Corp.                            8,843     963,712       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                    191,326   7,751,924       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Hyundai Merchant Marine Co., Ltd.                            121,088 $   799,946       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                               23,665   2,295,289       0.0%
    Hyundai Mobis Co., Ltd.                                       74,326  17,686,287       0.3%
    Hyundai Motor Co.                                            181,576  26,122,725       0.4%
*   Hyundai Robotics Co., Ltd.                                    29,529  11,916,222       0.2%
*   Hyundai Rotem Co., Ltd.                                       38,614     676,445       0.0%
    Hyundai Steel Co.                                            201,846  10,373,916       0.2%
#   Hyundai Wia Corp.                                             31,002   1,786,558       0.0%
    Iljin Materials Co., Ltd.                                     17,651     509,168       0.0%
    Industrial Bank of Korea                                     468,370   6,417,256       0.1%
    Innocean Worldwide, Inc.                                       3,114     213,617       0.0%
#   IS Dongseo Co., Ltd.                                          27,962     862,821       0.0%
*   Jeil Pharmaceutical Co., Ltd.                                  2,282     128,753       0.0%
    Kakao Corp.                                                   26,225   3,373,928       0.1%
    Kangwon Land, Inc.                                           113,549   3,480,509       0.1%
    KB Financial Group, Inc.                                     382,135  19,979,647       0.3%
#   KB Financial Group, Inc. ADR                                  89,380   4,693,344       0.1%
    KCC Corp.                                                     11,620   4,049,104       0.1%
#   KEPCO Plant Service & Engineering Co., Ltd.                   27,560   1,016,983       0.0%
    Kia Motors Corp.                                             609,598  19,295,378       0.3%
    KIWOOM Securities Co., Ltd.                                   22,357   1,431,501       0.0%
    Kolon Industries, Inc.                                        33,244   2,248,559       0.0%
#*  Komipharm International Co., Ltd.                             28,759   1,030,218       0.0%
#   Korea Aerospace Industries, Ltd.                              98,940   5,022,439       0.1%
    Korea Electric Power Corp.                                   240,177   8,420,502       0.1%
#   Korea Electric Power Corp. Sponsored ADR                     130,759   2,303,974       0.0%
*   Korea Gas Corp.                                               48,786   1,781,783       0.0%
    Korea Investment Holdings Co., Ltd.                           80,004   4,528,844       0.1%
#   Korea Kolmar Co., Ltd.                                        20,573   1,521,900       0.0%
    Korea Petrochemical Ind Co., Ltd.                              9,082   2,030,263       0.0%
    Korea Zinc Co., Ltd.                                          10,814   4,946,604       0.1%
*   Korean Air Lines Co., Ltd.                                   153,221   4,337,456       0.1%
    Korean Reinsurance Co.                                       163,445   1,634,145       0.0%
    KT Corp. Sponsored ADR                                        95,200   1,369,928       0.0%
    KT&G Corp.                                                   126,044  11,935,837       0.2%
#   Kumho Petrochemical Co., Ltd.                                 36,428   2,258,349       0.0%
#*  Kumho Tire Co., Inc.                                         189,087   1,106,910       0.0%
    LG Chem, Ltd.                                                 48,566  17,510,787       0.3%
    LG Corp.                                                     132,158  10,161,598       0.2%
#   LG Display Co., Ltd.                                         525,059  13,735,843       0.2%
#   LG Display Co., Ltd. ADR                                     808,137  10,497,700       0.2%
    LG Electronics, Inc.                                         183,420  14,931,562       0.2%
    LG Household & Health Care, Ltd.                              13,908  14,617,053       0.2%
    LG Innotek Co., Ltd.                                          19,841   3,054,783       0.1%
    LG International Corp.                                        23,266     603,817       0.0%
    LG Uplus Corp.                                               430,773   4,946,415       0.1%
    LIG Nex1 Co., Ltd.                                            11,058     709,786       0.0%
#   Loen Entertainment, Inc.                                       7,273     691,267       0.0%
    Lotte Chemical Corp.                                          44,383  14,659,678       0.2%
    Lotte Chilsung Beverage Co., Ltd.                                 60      74,166       0.0%
*   Lotte Confectionery Co., Ltd.                                    237      39,280       0.0%
    Lotte Corp.                                                   28,714   1,911,835       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
SOUTH KOREA -- (Continued)
    LOTTE Himart Co., Ltd.                                        14,752 $    976,525       0.0%
    Lotte Shopping Co., Ltd.                                      20,703    4,160,862       0.1%
    LS Corp.                                                      33,839    2,389,305       0.0%
    LS Industrial Systems Co., Ltd.                               29,951    1,603,830       0.0%
#   Macquarie Korea Infrastructure Fund                          568,196    4,321,287       0.1%
#   Mando Corp.                                                   19,537    5,702,791       0.1%
    Medy-Tox, Inc.                                                 6,364    2,408,968       0.0%
    Meritz Financial Group, Inc.                                 117,954    1,717,645       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                     129,467    2,971,237       0.1%
    Meritz Securities Co., Ltd.                                  635,200    2,530,879       0.0%
    Mirae Asset Daewoo Co., Ltd.                                 456,755    4,144,890       0.1%
    NAVER Corp.                                                   37,790   30,204,488       0.5%
    NCSoft Corp.                                                  13,274    5,060,646       0.1%
    Nexen Tire Corp.                                              99,808    1,145,381       0.0%
    NH Investment & Securities Co., Ltd.                         216,131    2,714,394       0.0%
*   NHN Entertainment Corp.                                       13,146      805,826       0.0%
#   NongShim Co., Ltd.                                             4,477    1,390,272       0.0%
#   OCI Co., Ltd.                                                 31,064    3,138,376       0.1%
*   Orion Corp.                                                   33,727    3,198,049       0.1%
    Ottogi Corp.                                                   1,053      713,689       0.0%
*   Pan Ocean Co., Ltd.                                          431,074    2,024,995       0.0%
#   Paradise Co., Ltd.                                            62,375    1,119,744       0.0%
#   Poongsan Corp.                                                35,857    1,572,606       0.0%
    POSCO                                                         72,961   21,267,067       0.3%
    POSCO Sponsored ADR                                          109,096    7,961,826       0.1%
#   POSCO Chemtech Co., Ltd.                                      20,052      502,520       0.0%
    Posco Daewoo Corp.                                            85,173    1,477,705       0.0%
    S-1 Corp.                                                     27,474    2,248,217       0.0%
    S-Oil Corp.                                                   52,102    5,990,135       0.1%
    Samsung C&T Corp.                                             72,932    9,648,075       0.2%
    Samsung Card Co., Ltd.                                        59,683    1,955,574       0.0%
    Samsung Electro-Mechanics Co., Ltd.                           64,645    6,015,067       0.1%
    Samsung Electronics Co., Ltd.                                102,618  252,964,114       3.8%
    Samsung Electronics Co., Ltd. GDR                             52,509   64,740,101       1.0%
#*  Samsung Engineering Co., Ltd.                                 89,281      973,409       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                     54,328   13,256,688       0.2%
*   Samsung Heavy Industries Co., Ltd.                           480,671    5,065,987       0.1%
    Samsung Life Insurance Co., Ltd.                              79,853    9,627,424       0.2%
    Samsung SDI Co., Ltd.                                         73,914   13,618,537       0.2%
    Samsung SDS Co., Ltd.                                         33,828    6,263,762       0.1%
    Samsung Securities Co., Ltd.                                 134,259    4,270,379       0.1%
    Seoul Semiconductor Co., Ltd.                                 42,827    1,051,226       0.0%
    SFA Engineering Corp.                                         28,906    1,052,359       0.0%
    Shinhan Financial Group Co., Ltd.                            490,366   22,026,353       0.3%
#   Shinhan Financial Group Co., Ltd. ADR                         91,504    4,142,386       0.1%
    Shinsegae, Inc.                                               16,087    3,288,619       0.1%
#   SK Chemicals Co., Ltd.                                        30,297    2,000,441       0.0%
    SK Holdings Co., Ltd.                                         62,844   16,262,176       0.2%
    SK Hynix, Inc.                                               821,484   60,570,209       0.9%
    SK Innovation Co., Ltd.                                       89,604   16,437,023       0.3%
#   SK Materials Co., Ltd.                                         9,016    1,511,315       0.0%
    SK Networks Co., Ltd.                                        248,832    1,478,529       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd.                                             22,141 $    5,227,045       0.1%
    SK Telecom Co., Ltd. ADR                                         24,883        650,442       0.0%
    SKC Co., Ltd.                                                    45,410      1,613,245       0.0%
#   SPC Samlip Co., Ltd.                                              3,031        372,238       0.0%
    Ssangyong Cement Industrial Co., Ltd.                            47,392        685,638       0.0%
    Taekwang Industrial Co., Ltd.                                        15         15,279       0.0%
#*  Taihan Electric Wire Co., Ltd.                                  154,853        175,688       0.0%
#   Tongyang Life Insurance Co., Ltd.                                88,773        701,364       0.0%
*   WONIK IPS Co., Ltd.                                               6,099        198,080       0.0%
    Woori Bank                                                      670,604      9,813,752       0.2%
#   Woori Bank Sponsored ADR                                          3,193        140,173       0.0%
    Young Poong Corp.                                                   703        699,572       0.0%
    Youngone Corp.                                                   47,419      1,457,407       0.0%
#   Yuhan Corp.                                                       9,477      1,726,754       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                                 60,994        484,337       0.0%
                                                                            --------------      ----
TOTAL SOUTH KOREA                                                            1,203,347,650      17.9%
                                                                            --------------      ----
TAIWAN -- (15.1%)
    Accton Technology Corp.                                         624,000      2,012,051       0.0%
#   Acer, Inc.                                                    5,739,811      2,970,217       0.1%
    Advanced Semiconductor Engineering, Inc.                     14,704,564     17,777,425       0.3%
    Advanced Semiconductor Engineering, Inc. ADR                     39,953        246,110       0.0%
#   Advantech Co., Ltd.                                             471,663      3,223,229       0.1%
    Airtac International Group                                      132,518      2,148,101       0.0%
    Asia Cement Corp.                                             4,383,758      3,911,475       0.1%
#   Asia Optical Co., Inc.                                           86,000        351,321       0.0%
*   Asia Pacific Telecom Co., Ltd.                                3,398,000      1,124,861       0.0%
    Asustek Computer, Inc.                                        1,223,180     10,592,850       0.2%
#   AU Optronics Corp.                                           29,102,873     11,925,414       0.2%
#   AU Optronics Corp. Sponsored ADR                                326,626      1,342,433       0.0%
#   Casetek Holdings, Ltd.                                          313,000      1,173,719       0.0%
    Catcher Technology Co., Ltd.                                  1,354,429     14,415,085       0.2%
    Cathay Financial Holding Co., Ltd.                            8,878,450     14,670,911       0.2%
#   Chailease Holding Co., Ltd.                                   2,471,840      6,376,225       0.1%
    Chang Hwa Commercial Bank, Ltd.                               9,752,283      5,287,509       0.1%
#   Cheng Shin Rubber Industry Co., Ltd.                          3,327,965      6,568,741       0.1%
    Chicony Electronics Co., Ltd.                                 1,111,664      2,784,286       0.0%
*   China Airlines, Ltd.                                          9,417,536      3,841,822       0.1%
    China Development Financial Holding Corp.                    25,907,121      7,942,456       0.1%
    China Life Insurance Co., Ltd.                                3,471,014      3,268,516       0.1%
    China Motor Corp.                                               992,000        888,300       0.0%
#   China Steel Corp.                                            16,140,932     13,143,630       0.2%
    Chipbond Technology Corp.                                       797,000      1,555,465       0.0%
#   Chroma ATE, Inc.                                                336,000      1,638,658       0.0%
    Chunghwa Precision Test Tech Co., Ltd.                           25,000        909,174       0.0%
    Chunghwa Telecom Co., Ltd.                                    1,693,000      5,781,928       0.1%
#   Chunghwa Telecom Co., Ltd. Sponsored ADR                        269,298      9,161,518       0.1%
    Compal Electronics, Inc.                                     10,369,541      7,634,779       0.1%
#   Compeq Manufacturing Co., Ltd.                                2,066,000      2,430,899       0.0%
    CTBC Financial Holding Co., Ltd.                             21,062,175     13,485,308       0.2%
    CTCI Corp.                                                    1,199,000      1,858,874       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
    Delta Electronics, Inc.                                       2,282,486 $10,982,539       0.2%
    E Ink Holdings, Inc.                                          1,253,000   1,750,183       0.0%
    E.Sun Financial Holding Co., Ltd.                            16,121,745   9,813,103       0.2%
    Eclat Textile Co., Ltd.                                         258,402   3,089,259       0.1%
    Elite Material Co., Ltd.                                        434,000   1,728,384       0.0%
#   Ennoconn Corp.                                                   62,000     883,122       0.0%
*   Epistar Corp.                                                 1,995,000   3,233,070       0.1%
    Eternal Materials Co., Ltd.                                   1,523,917   1,538,873       0.0%
    Eva Airways Corp.                                             7,272,592   3,584,719       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.                           2,904,261   1,739,670       0.0%
    Far Eastern International Bank                                  737,726     229,021       0.0%
    Far Eastern New Century Corp.                                 7,623,085   6,537,865       0.1%
    Far EasTone Telecommunications Co., Ltd.                      2,601,000   6,107,173       0.1%
    Farglory Land Development Co., Ltd.                             570,393     623,458       0.0%
    Feng TAY Enterprise Co., Ltd.                                   500,424   2,257,832       0.0%
    First Financial Holding Co., Ltd.                            18,569,226  11,980,025       0.2%
#   FLEXium Interconnect, Inc.                                      537,000   2,059,011       0.0%
    Formosa Chemicals & Fibre Corp.                               3,606,518  10,956,655       0.2%
    Formosa Petrochemical Corp.                                   1,719,000   6,017,479       0.1%
    Formosa Plastics Corp.                                        3,712,153  11,316,377       0.2%
    Formosa Taffeta Co., Ltd.                                     1,465,000   1,503,578       0.0%
    Foxconn Technology Co., Ltd.                                  1,619,627   5,165,731       0.1%
    Fubon Financial Holding Co., Ltd.                             7,341,233  11,699,790       0.2%
    General Interface Solution Holding, Ltd.                        260,000   2,387,078       0.0%
#*  Genius Electronic Optical Co., Ltd.                              81,000     912,907       0.0%
    Giant Manufacturing Co., Ltd.                                   571,506   2,938,231       0.1%
    Globalwafers Co., Ltd.                                          209,000   2,424,513       0.0%
#   Gourmet Master Co., Ltd.                                        101,305   1,162,877       0.0%
#   HannStar Display Corp.                                        7,103,000   2,758,711       0.0%
#   Highwealth Construction Corp.                                 2,120,190   2,836,453       0.0%
    Hiwin Technologies Corp.                                        301,925   3,030,376       0.1%
    Hon Hai Precision Industry Co., Ltd.                         17,961,653  66,762,435       1.0%
    Hota Industrial Manufacturing Co., Ltd.                         290,235   1,356,368       0.0%
    Hotai Motor Co., Ltd.                                           362,000   4,202,884       0.1%
#*  HTC Corp.                                                     1,292,235   2,900,054       0.1%
    Hua Nan Financial Holdings Co., Ltd.                         14,358,307   7,857,795       0.1%
#   Innolux Corp.                                                29,692,241  13,014,285       0.2%
    Inventec Corp.                                                5,430,551   4,220,127       0.1%
#   Kenda Rubber Industrial Co., Ltd.                             1,082,377   1,436,134       0.0%
#   King Slide Works Co., Ltd.                                       67,000     896,106       0.0%
    King Yuan Electronics Co., Ltd.                               1,471,000   1,560,041       0.0%
    King's Town Bank Co., Ltd.                                    1,100,000   1,202,203       0.0%
    Kinsus Interconnect Technology Corp.                            683,000   1,723,193       0.0%
    Largan Precision Co., Ltd.                                      133,860  25,374,450       0.4%
    LCY Chemical Corp.                                              817,123   1,116,874       0.0%
    Lite-On Technology Corp.                                      4,896,410   6,914,618       0.1%
#   Long Chen Paper Co., Ltd.                                     1,312,509   1,933,626       0.0%
#*  Macronix International                                        1,629,000   2,978,848       0.1%
    MediaTek, Inc.                                                1,351,995  15,385,044       0.2%
    Mega Financial Holding Co., Ltd.                             17,020,369  13,379,662       0.2%
*   Mercuries Life Insurance Co., Ltd.                              369,953     195,163       0.0%
#   Merida Industry Co., Ltd.                                       271,287   1,264,537       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
TAIWAN -- (Continued)
    Merry Electronics Co., Ltd.                                     223,000 $  1,705,861       0.0%
    Micro-Star International Co., Ltd.                            1,080,000    2,639,350       0.0%
    Nan Ya Plastics Corp.                                         4,272,599   10,543,971       0.2%
#   Nanya Technology Corp.                                          992,010    2,696,807       0.0%
    Nien Made Enterprise Co., Ltd.                                  204,000    2,123,043       0.0%
#   Novatek Microelectronics Corp.                                1,037,000    3,841,077       0.1%
    Parade Technologies, Ltd.                                        90,000    1,467,591       0.0%
    PChome Online, Inc.                                             109,395      633,279       0.0%
    Pegatron Corp.                                                5,311,345   13,763,017       0.2%
#   Phison Electronics Corp.                                        305,000    3,631,087       0.1%
    Pou Chen Corp.                                                5,164,487    6,508,656       0.1%
    Powertech Technology, Inc.                                    2,217,819    6,945,363       0.1%
    Poya International Co., Ltd.                                     73,275      939,734       0.0%
    President Chain Store Corp.                                     875,831    7,875,498       0.1%
#   Qisda Corp.                                                   2,532,000    1,849,559       0.0%
    Quanta Computer, Inc.                                         4,441,000   10,462,247       0.2%
#   Radiant Opto-Electronics Corp.                                  108,000      240,224       0.0%
    Realtek Semiconductor Corp.                                     728,950    2,744,551       0.0%
#*  Ruentex Development Co., Ltd.                                 1,690,050    1,735,710       0.0%
#   Ruentex Industries, Ltd.                                        770,182    1,233,702       0.0%
    ScinoPharm Taiwan, Ltd.                                         214,661      237,091       0.0%
    Shin Kong Financial Holding Co., Ltd.                        16,563,656    5,299,915       0.1%
#   Silergy Corp.                                                    55,000    1,187,930       0.0%
    Siliconware Precision Industries Co., Ltd.                    2,123,637    3,368,012       0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR         21,813      171,886       0.0%
    Simplo Technology Co., Ltd.                                     414,000    2,382,969       0.0%
    Sino-American Silicon Products, Inc.                            516,000    1,440,845       0.0%
    SinoPac Financial Holdings Co., Ltd.                         20,751,101    6,366,506       0.1%
    St Shine Optical Co., Ltd.                                       11,000      269,040       0.0%
    Standard Foods Corp.                                            525,418    1,301,618       0.0%
    Synnex Technology International Corp.                         2,397,343    3,038,926       0.1%
    Taichung Commercial Bank Co., Ltd.                              162,383       52,014       0.0%
#*  TaiMed Biologics, Inc.                                          109,000      790,103       0.0%
    Taishin Financial Holding Co., Ltd.                          19,954,023    8,736,167       0.1%
    Taiwan Business Bank                                          8,567,684    2,366,954       0.0%
    Taiwan Cement Corp.                                           8,270,720    9,192,922       0.1%
    Taiwan Cooperative Financial Holding Co., Ltd.               15,851,278    8,570,013       0.1%
    Taiwan FamilyMart Co., Ltd.                                      89,000      542,896       0.0%
#   Taiwan Fertilizer Co., Ltd.                                   1,371,000    1,791,677       0.0%
*   Taiwan Glass Industry Corp.                                   2,124,375    1,096,511       0.0%
    Taiwan High Speed Rail Corp.                                  2,031,000    1,623,490       0.0%
    Taiwan Mobile Co., Ltd.                                       2,215,300    7,898,033       0.1%
    Taiwan Paiho, Ltd.                                              168,000      694,080       0.0%
    Taiwan Secom Co., Ltd.                                          362,670    1,067,920       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                 25,317,808  204,676,736       3.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR    1,982,786   83,931,331       1.3%
*   Tatung Co., Ltd.                                              2,566,000    1,184,271       0.0%
    Teco Electric and Machinery Co., Ltd.                         3,380,000    3,156,825       0.1%
    Tong Yang Industry Co., Ltd.                                    936,000    1,954,141       0.0%
*   TPK Holding Co., Ltd.                                           905,000    2,989,641       0.1%
#   Transcend Information, Inc.                                     353,181    1,003,275       0.0%
    Tripod Technology Corp.                                         790,870    2,912,627       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TAIWAN -- (Continued)
    Uni-President Enterprises Corp.                               7,758,033 $   16,209,662       0.2%
#   United Microelectronics Corp.                                39,656,000     20,466,664       0.3%
#   Vanguard International Semiconductor Corp.                    1,965,000      3,731,511       0.1%
#   Voltronic Power Technology Corp.                                 57,350      1,080,692       0.0%
    Walsin Lihwa Corp.                                            5,308,000      2,713,087       0.0%
    Walsin Technology Corp.                                         253,000        653,315       0.0%
    Wan Hai Lines, Ltd.                                           1,467,800        889,073       0.0%
    Win Semiconductors Corp.                                        589,034      4,825,758       0.1%
    Winbond Electronics Corp.                                     6,236,000      5,407,599       0.1%
    Wintek Corp.                                                    604,760          6,880       0.0%
    Wistron Corp.                                                 6,562,940      5,481,897       0.1%
    Wistron NeWeb Corp.                                             191,530        550,020       0.0%
    WPG Holdings, Ltd.                                            3,035,869      4,159,031       0.1%
    Yageo Corp.                                                     511,900      4,066,288       0.1%
    Yuanta Financial Holding Co., Ltd.                           19,622,806      8,727,001       0.1%
#   Yulon Motor Co., Ltd.                                         1,949,000      1,629,782       0.0%
    Zhen Ding Technology Holding, Ltd.                            1,183,700      2,970,306       0.1%
                                                                            --------------      ----
TOTAL TAIWAN                                                                 1,029,811,058      15.3%
                                                                            --------------      ----
THAILAND -- (2.6%)
    Advanced Info Service PCL                                     1,483,600      8,686,340       0.1%
    Airports of Thailand PCL                                      5,895,100     10,558,653       0.2%
    Bangchak Corp. PCL                                            1,759,600      2,211,418       0.0%
    Bangkok Bank PCL(6077019)                                       222,800      1,348,067       0.0%
    Bangkok Bank PCL(6368360)                                        30,080        174,757       0.0%
    Bangkok Dusit Medical Services PCL Class F                    6,994,700      4,463,806       0.1%
    Bangkok Expressway & Metro PCL                                7,149,099      1,678,596       0.0%
    Bangkok Life Assurance PCL                                      903,200      1,005,972       0.0%
    Banpu PCL                                                     3,071,950      1,618,276       0.0%
    Berli Jucker PCL                                              1,019,200      1,641,397       0.0%
    BTS Group Holdings PCL                                        4,968,600      1,271,316       0.0%
    Bumrungrad Hospital PCL                                         402,600      2,666,225       0.1%
    Carabao Group PCL Class F                                       538,200      1,709,214       0.0%
    Central Pattana PCL                                           1,796,300      4,298,791       0.1%
    Central Plaza Hotel PCL                                       1,046,100      1,440,671       0.0%
    CH Karnchang PCL                                                680,200        557,961       0.0%
    Charoen Pokphand Foods PCL                                    5,643,500      4,416,948       0.1%
    CP ALL PCL                                                    4,384,100      9,238,019       0.2%
    Delta Electronics Thailand PCL                                  656,900      1,700,584       0.0%
    Electricity Generating PCL                                      285,200      1,974,594       0.0%
    Energy Absolute PCL                                           2,027,900      2,640,177       0.1%
    Global Power Synergy PCL Class F                                899,600      1,651,884       0.0%
    Glow Energy PCL                                                 826,500      2,239,163       0.0%
    Home Product Center PCL                                       9,271,313      3,572,330       0.1%
    Indorama Ventures PCL                                         2,479,600      3,433,522       0.1%
    Intouch Holdings PCL                                            793,000      1,384,527       0.0%
    IRPC PCL                                                     13,346,000      2,591,261       0.1%
    Jasmine International PCL                                     5,215,000      1,193,076       0.0%
    Kasikornbank PCL(6364766)                                       322,400      2,135,099       0.0%
    Kasikornbank PCL(6888794)                                     1,146,600      7,869,500       0.1%
    KCE Electronics PCL                                             329,600        992,173       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
    Kiatnakin Bank PCL                                              397,600 $    906,629       0.0%
    Krung Thai Bank PCL                                           9,427,487    5,164,969       0.1%
    Land & Houses PCL(6581930)                                      790,000      259,211       0.0%
    Land & Houses PCL(6581941)                                    3,223,940    1,057,825       0.0%
    Minor International PCL                                       2,138,070    2,783,610       0.1%
    MK Restaurants Group PCL                                        534,100    1,217,883       0.0%
    Muangthai Leasing PCL Class F                                 1,040,600    1,229,487       0.0%
    Pruksa Holding PCL                                            2,392,300    1,818,350       0.0%
    PTT Exploration & Production PCL(B1359J0)                     2,414,655    6,269,235       0.1%
    PTT Exploration & Production PCL(B1359L2)                        65,409      169,823       0.0%
    PTT Global Chemical PCL                                       2,436,872    5,868,446       0.1%
    PTT PCL                                                       1,643,400   20,777,483       0.3%
    Ratchaburi Electricity Generating Holding PCL                   651,300    1,093,016       0.0%
    Robinson PCL                                                    407,700      911,250       0.0%
    Siam Cement PCL (The)(6609906)                                  166,400    2,454,425       0.1%
    Siam Cement PCL (The)(6609928)                                  230,100    3,394,010       0.1%
    Siam City Cement PCL                                            118,767      997,471       0.0%
    Siam Commercial Bank PCL (The)                                1,335,966    5,891,602       0.1%
    Siam Global House PCL                                         2,083,808    1,147,914       0.0%
    Srisawad Corp. PCL                                              587,000    1,228,070       0.0%
    Star Petroleum Refining PCL                                   4,020,900    2,106,070       0.0%
    Thai Oil PCL                                                  1,864,000    5,723,299       0.1%
    Thai Union Group PCL Class F                                  3,635,040    2,002,445       0.0%
    Thanachart Capital PCL                                        1,472,200    2,426,338       0.1%
    Tisco Financial Group PCL                                       495,400    1,308,590       0.0%
    TMB Bank PCL                                                 30,910,400    2,400,627       0.0%
*   Total Access Communication PCL(B1YWK08)                       1,459,300    2,339,185       0.0%
*   Total Access Communication PCL(B231MK7)                         423,600      679,010       0.0%
    TPI Polene PCL                                               15,421,400    1,039,854       0.0%
*   True Corp. PCL                                               16,091,631    2,979,035       0.1%
    TTW PCL                                                         581,700      190,865       0.0%
    WHA Corp. PCL                                                 6,511,500      752,684       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               180,953,028       2.7%
                                                                            ------------       ---
TURKEY -- (1.3%)
    Akbank Turk A.S.                                              2,433,879    6,438,531       0.1%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                     291,705    1,689,606       0.0%
    Arcelik A.S.                                                    478,486    2,618,056       0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                       191,965    1,719,578       0.0%
    BIM Birlesik Magazalar A.S.                                     342,629    6,992,267       0.1%
    Coca-Cola Icecek A.S.                                           163,722    1,668,972       0.0%
    Enka Insaat ve Sanayi A.S.                                      808,906    1,228,209       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                         2,461,933    5,785,867       0.1%
    Ford Otomotiv Sanayi A.S.                                       126,138    1,782,041       0.0%
    KOC Holding A.S.                                              1,064,270    4,765,675       0.1%
    Petkim Petrokimya Holding A.S.                                1,443,134    2,530,319       0.1%
    TAV Havalimanlari Holding A.S.                                  393,004    1,959,384       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                              212,178    1,730,750       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                         261,144    9,408,883       0.2%
*   Turk Hava Yollari AO                                          1,285,507    3,527,873       0.1%
*   Turk Telekomunikasyon A.S.                                      802,767    1,368,058       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
TURKEY -- (Continued)
    Turkcell Iletisim Hizmetleri A.S.                            1,505,535 $    5,641,607       0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                           73,838        693,339       0.0%
    Turkiye Garanti Bankasi A.S.                                 3,265,633      8,997,146       0.1%
    Turkiye Halk Bankasi A.S.                                    1,179,427      3,445,429       0.1%
    Turkiye Is Bankasi Class C                                   4,252,385      8,025,843       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.                         1,716,996      2,017,407       0.0%
    Turkiye Vakiflar Bankasi TAO Class D                         2,465,501      4,124,076       0.1%
    Ulker Biskuvi Sanayi A.S.                                      244,375      1,304,985       0.0%
#*  Yapi ve Kredi Bankasi A.S.                                   1,447,479      1,760,495       0.0%
                                                                           --------------      ----
TOTAL TURKEY                                                                   91,224,396       1.4%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         6,464,489,735      96.2%
                                                                           --------------      ----
PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
    Banco Bradesco SA                                            2,738,905     29,035,926       0.4%
    Banco Bradesco SA ADR                                          960,668     10,154,263       0.2%
    Braskem SA Class A                                              26,600        425,756       0.0%
    Centrais Eletricas Brasileiras SA Class B                      174,032      1,348,079       0.0%
*   Cia Brasileira de Distribuicao                                 252,359      5,878,322       0.1%
    Cia Energetica de Minas Gerais                                 178,000        420,610       0.0%
    Gerdau SA                                                      991,868      3,320,073       0.1%
    Itau Unibanco Holding SA                                     4,804,227     61,754,576       0.9%
    Lojas Americanas SA                                            336,338      1,807,484       0.0%
*   Petroleo Brasileiro SA                                       2,860,161     14,662,336       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                         1,440,006     14,760,061       0.2%
    Suzano Papel e Celulose SA Class A                             670,455      4,166,646       0.1%
    Telefonica Brasil SA                                           399,663      6,169,713       0.1%
*   Usinas Siderurgicas de Minas Gerais SA Class A                 934,400      2,516,450       0.0%
    Vale SA                                                         11,400        103,640       0.0%
                                                                           --------------      ----
TOTAL BRAZIL                                                                  156,523,935       2.3%
                                                                           --------------      ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                141,552        715,129       0.0%
                                                                           --------------      ----
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                            206,998      2,040,006       0.1%
    Bancolombia SA                                                  30,330        289,137       0.0%
    Grupo Argos SA                                                  44,067        266,542       0.0%
    Grupo Aval Acciones y Valores SA                             4,185,719      1,740,581       0.0%
    Grupo de Inversiones Suramericana SA                           125,490      1,549,417       0.0%
                                                                           --------------      ----
TOTAL COLOMBIA                                                                  5,885,683       0.1%
                                                                           --------------      ----
TOTAL PREFERRED STOCKS                                                        163,124,747       2.4%
                                                                           --------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia Energetica de Minas Gerais Rights 11/29/17                  28,279         10,028       0.0%
                                                                           --------------      ----
MALAYSIA -- (0.0%)
*   Sunway Bhd Warrants 10/03/24                                   346,323         52,355       0.0%
                                                                           --------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
SOUTH KOREA -- (0.0%)
*    Hyundai Construction Equipment Co., Ltd. Rights 11/14/17          1,058 $       93,963        0.0%
                                                                             --------------      -----
TAIWAN -- (0.0%)
*    CTBC Financial Holding Co., Ltd. Rights 12/15/17                288,473             --        0.0%
*    Winbond Electronics Corp. Rights 12/11/17                       557,408         75,776        0.0%
                                                                             --------------      -----
TOTAL TAIWAN                                                                         75,776        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               232,122        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   6,627,846,604
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@ DFA Short Term Investment Fund                               17,515,266    202,669,148        3.0%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,566,935,653)                          $6,830,515,752      101.6%
                                                                             --------------      -----

At October 31, 2017, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                      NUMBER                                        UNREALIZED
                                        OF     EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                          --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index(R)     650     12/15/17  $35,955,789 $36,536,500    $580,711
S&P 500 Emini Index(R)                  210     12/15/17   26,931,354  27,013,350      81,996
                                                          ----------- -----------    --------
TOTAL FUTURES CONTRACTS                                   $62,887,143 $63,549,850    $662,707
                                                          =========== ===========    ========

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil                      $  318,380,461             --   --    $  318,380,461
   Chile                           50,271,128 $   47,989,625   --        98,260,753
   China                          328,382,382    853,868,994   --     1,182,251,376
   Colombia                        25,767,212             --   --        25,767,212
   Czech Republic                          --     13,518,733   --        13,518,733
   Egypt                              713,024      6,431,728   --         7,144,752
   Greece                                  --     15,325,110   --        15,325,110
   Hungary                                 --     32,247,803   --        32,247,803
   India                           30,846,816    776,083,231   --       806,930,047
   Indonesia                        5,910,911    171,618,934   --       177,529,845
   Malaysia                                --    184,723,116   --       184,723,116
   Mexico                         271,383,780             --   --       271,383,780
   Peru                            19,090,586             --   --        19,090,586
   Philippines                      1,951,565     87,615,440   --        89,567,005
   Poland                                  --    126,325,529   --       126,325,529
   Russia                          10,166,767     97,014,462   --       107,181,229
   South Africa                    51,161,864    432,364,402   --       483,526,266
   South Korea                     32,069,959  1,171,277,691   --     1,203,347,650
   Taiwan                          94,853,278    934,957,780   --     1,029,811,058
   Thailand                       180,953,028             --   --       180,953,028
   Turkey                             693,339     90,531,057   --        91,224,396
Preferred Stocks
   Brazil                         156,523,935             --   --       156,523,935
   Chile                                   --        715,129   --           715,129
   Colombia                         5,885,683             --   --         5,885,683
Rights/Warrants
   Brazil                                  --         10,028   --            10,028
   Malaysia                                --         52,355   --            52,355
   South Korea                             --         93,963   --            93,963
   Taiwan                                  --         75,776   --            75,776
Securities Lending Collateral              --    202,669,148   --       202,669,148
Futures Contracts**                   662,707             --   --           662,707
                               -------------- --------------   --    --------------
TOTAL                          $1,585,668,425 $5,245,510,034   --    $6,831,178,459
                               ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (98.3%)
Consumer Discretionary -- (14.6%)
*   1-800-Flowers.com, Inc. Class A                                 44,330 $    416,702       0.0%
    Aaron's, Inc.                                                   58,430    2,150,224       0.1%
#   Adient P.L.C.                                                   22,979    1,938,508       0.0%
#   Adtalem Global Education, Inc.                                  35,557    1,313,831       0.0%
#*  Ascent Capital Group, Inc. Class A                               8,450       95,063       0.0%
#   Autoliv, Inc.                                                    9,404    1,174,183       0.0%
#*  AV Homes, Inc.                                                   3,852       64,136       0.0%
*   Ballantyne Strong, Inc.                                          9,030       57,490       0.0%
#*  Barnes & Noble Education, Inc.                                   7,710       42,020       0.0%
    Barnes & Noble, Inc.                                            55,600      389,200       0.0%
    Bassett Furniture Industries, Inc.                               2,900      112,520       0.0%
#   Beasley Broadcast Group, Inc. Class A                            9,471       89,501       0.0%
*   Beazer Homes USA, Inc.                                           4,326       90,759       0.0%
*   Belmond, Ltd. Class A                                           75,198      988,854       0.0%
#   Best Buy Co., Inc.                                             197,800   11,072,844       0.2%
#   Big 5 Sporting Goods Corp.                                      16,901      107,321       0.0%
*   Biglari Holdings, Inc.                                               8        2,860       0.0%
#*  BJ's Restaurants, Inc.                                          16,658      528,059       0.0%
#*  Build-A-Bear Workshop, Inc.                                     25,874      201,817       0.0%
    Caleres, Inc.                                                   74,697    2,041,469       0.0%
    Callaway Golf Co.                                               38,543      556,175       0.0%
*   Cambium Learning Group, Inc.                                    37,733      230,926       0.0%
    Canterbury Park Holding Corp.                                    2,755       35,815       0.0%
    Carnival Corp.                                                 489,649   32,507,797       0.5%
#   Carriage Services, Inc.                                         20,916      541,724       0.0%
*   Cavco Industries, Inc.                                           7,600    1,192,440       0.0%
#   CBS Corp. Class A                                               16,584      942,469       0.0%
*   Century Communities, Inc.                                        1,809       51,647       0.0%
*   Charter Communications, Inc. Class A                           339,394  113,415,293       1.7%
#*  Christopher & Banks Corp.                                       44,704       52,751       0.0%
#   Churchill Downs, Inc.                                            7,682    1,602,081       0.0%
    Citi Trends, Inc.                                                3,415       74,310       0.0%
#   Columbia Sportswear Co.                                          8,634      538,589       0.0%
    Comcast Corp. Class A                                        7,221,594  260,194,032       3.9%
#*  Conn's, Inc.                                                    25,450      782,587       0.0%
#   Core-Mark Holding Co., Inc.                                     96,236    3,277,798       0.1%
    CSS Industries, Inc.                                            10,465      313,741       0.0%
    Culp, Inc.                                                      10,036      318,141       0.0%
*   Delta Apparel, Inc.                                              7,532      157,645       0.0%
#*  Destination Maternity Corp.                                        200          464       0.0%
#   Dillard's, Inc. Class A                                        120,300    6,111,240       0.1%
*   Discovery Communications, Inc. Class B                           3,762       88,971       0.0%
*   Discovery Communications, Inc. Class C                           3,762       67,001       0.0%
#*  Dixie Group, Inc. (The)                                         11,800       45,430       0.0%
#*  Dorman Products, Inc.                                            9,311      643,483       0.0%
    Dover Motorsports, Inc.                                          1,889        3,684       0.0%
    DR Horton, Inc.                                                208,125    9,201,206       0.2%
#   Educational Development Corp.                                    1,679       20,988       0.0%
#*  Eldorado Resorts, Inc.                                          18,512      475,758       0.0%
    Escalade, Inc.                                                     277        3,421       0.0%
#*  EW Scripps Co. (The) Class A                                    81,265    1,409,135       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Finish Line, Inc. (The) Class A                                 38,600 $   357,822       0.0%
    Flanigan's Enterprises, Inc.                                       865      18,684       0.0%
    Flexsteel Industries, Inc.                                       2,068     103,958       0.0%
    Ford Motor Co.                                               2,865,869  35,164,213       0.5%
#   Fred's, Inc. Class A                                            47,275     208,483       0.0%
*   FTD Cos., Inc.                                                  17,602     190,102       0.0%
#*  G-III Apparel Group, Ltd.                                       22,788     577,448       0.0%
#   GameStop Corp. Class A                                         104,752   1,957,815       0.0%
    Gaming Partners International Corp.                                500       5,440       0.0%
#   Gannett Co., Inc.                                               59,819     520,425       0.0%
    General Motors Co.                                           1,095,598  47,088,802       0.7%
*   Genesco, Inc.                                                   11,856     290,472       0.0%
    Graham Holdings Co. Class B                                      5,780   3,216,281       0.1%
*   Gray Television, Inc.                                           46,874     729,828       0.0%
#   Group 1 Automotive, Inc.                                        57,936   4,552,032       0.1%
#   Guess?, Inc.                                                    59,800     969,358       0.0%
#*  Hamilton Beach Brands Holding Co. Class A                        6,832     264,877       0.0%
#   Hamilton Beach Brands Holding Co. Class B                        6,832     264,877       0.0%
    Haverty Furniture Cos., Inc.                                    33,479     798,474       0.0%
*   Helen of Troy, Ltd.                                             61,653   5,727,564       0.1%
    Hooker Furniture Corp.                                          14,814     702,184       0.0%
*   Hyatt Hotels Corp. Class A                                      14,601     914,899       0.0%
#*  Iconix Brand Group, Inc.                                        41,336      67,791       0.0%
    International Speedway Corp. Class A                            24,844     965,189       0.0%
*   J Alexander's Holdings, Inc.                                     2,666      27,993       0.0%
#*  JAKKS Pacific, Inc.                                             13,103      36,033       0.0%
#*  JC Penney Co., Inc.                                             85,215     238,602       0.0%
    Johnson Outdoors, Inc. Class A                                  15,588   1,172,373       0.0%
#   KB Home                                                         30,800     844,844       0.0%
    Kohl's Corp.                                                    14,353     599,381       0.0%
    La-Z-Boy, Inc.                                                  56,332   1,518,147       0.0%
*   Lakeland Industries, Inc.                                        9,887     156,709       0.0%
#*  Lands' End, Inc.                                                16,864     183,818       0.0%
    Lennar Corp. Class A                                           224,100  12,475,647       0.2%
    Lennar Corp. Class B                                             7,868     377,271       0.0%
*   Liberty Broadband Corp. Class A                                 24,095   2,077,230       0.1%
*   Liberty Broadband Corp. Class B                                  1,905     166,764       0.0%
#*  Liberty Broadband Corp. Class C                                 67,601   5,900,891       0.1%
*   Liberty Expedia Holdings, Inc. Class A                          80,904   3,729,674       0.1%
#*  Liberty Expedia Holdings, Inc. Class B                           3,457     156,775       0.0%
*   Liberty Interactive Corp., QVC Group Class A                   815,470  18,527,478       0.3%
#*  Liberty Interactive Corp., QVC Group Class B                    35,706     813,204       0.0%
*   Liberty Media Corp.-Liberty Braves Class A                       9,638     226,300       0.0%
#*  Liberty Media Corp.-Liberty Braves Class B                         762      19,077       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                      20,801     491,112       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                 17,043     620,365       0.0%
*   Liberty Media Corp.-Liberty Formula One Class C                 44,409   1,693,759       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    96,383   4,020,135       0.1%
*   Liberty Media Corp.-Liberty SiriusXM Class B                     7,622     323,821       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                   208,010   8,663,616       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                      76,802     829,462       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                       3,570      43,822       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Liberty Ventures Series A                                    121,356 $ 6,912,438       0.1%
#*  Liberty Ventures Series B                                      5,186     310,512       0.0%
    Lifetime Brands, Inc.                                         16,431     306,438       0.0%
#*  Lions Gate Entertainment Corp. Class A                         4,691     136,133       0.0%
#*  Lions Gate Entertainment Corp. Class B                             1          28       0.0%
#   Lithia Motors, Inc. Class A                                   34,933   3,953,717       0.1%
*   Luby's, Inc.                                                  20,677      49,832       0.0%
*   M/I Homes, Inc.                                               37,930   1,266,862       0.0%
*   Madison Square Garden Co. (The) Class A                        9,852   2,193,942       0.1%
    Marcus Corp. (The)                                            18,899     513,108       0.0%
*   MarineMax, Inc.                                               29,164     540,992       0.0%
    Marriott Vacations Worldwide Corp.                             2,531     333,130       0.0%
#   Meredith Corp.                                                32,676   1,731,828       0.0%
*   Meritage Homes Corp.                                          28,156   1,371,197       0.0%
    MGM Resorts International                                    227,871   7,143,756       0.1%
*   Modine Manufacturing Co.                                      14,650     308,383       0.0%
*   Mohawk Industries, Inc.                                       98,740  25,846,182       0.4%
*   Monarch Casino & Resort, Inc.                                  1,103      49,205       0.0%
#*  Motorcar Parts of America, Inc.                               13,074     377,969       0.0%
    Movado Group, Inc.                                            21,998     609,345       0.0%
#*  MSG Networks, Inc. Class A                                    29,558     512,831       0.0%
#*  Murphy USA, Inc.                                              30,778   2,288,652       0.1%
#   Newell Brands, Inc.                                          209,562   8,545,938       0.1%
    News Corp. Class A                                           402,247   5,494,694       0.1%
    News Corp. Class B                                            99,903   1,388,652       0.0%
#   Nexstar Media Group, Inc. Class A                              3,146     200,715       0.0%
    Office Depot, Inc.                                           181,609     562,988       0.0%
#*  Overstock.com, Inc.                                           20,830     956,097       0.0%
#   Penske Automotive Group, Inc.                                 43,845   2,044,054       0.0%
*   Perry Ellis International, Inc.                               15,092     351,493       0.0%
    PulteGroup, Inc.                                             143,221   4,329,571       0.1%
    PVH Corp.                                                     31,964   4,053,355       0.1%
    RCI Hospitality Holdings, Inc.                                12,026     331,316       0.0%
#*  Red Robin Gourmet Burgers, Inc.                               31,175   2,132,370       0.1%
*   Regis Corp.                                                   44,912     670,536       0.0%
#   Rent-A-Center, Inc.                                           58,311     579,611       0.0%
    Rocky Brands, Inc.                                             8,729     159,741       0.0%
    Royal Caribbean Cruises, Ltd.                                322,500  39,915,825       0.6%
*   Ruby Tuesday, Inc.                                            17,500      41,475       0.0%
    Saga Communications, Inc. Class A                              8,693     380,319       0.0%
    Salem Media Group, Inc.                                       10,922      69,901       0.0%
    Scholastic Corp.                                              30,900   1,141,446       0.0%
#*  Sequential Brands Group, Inc.                                     70         182       0.0%
*   Shiloh Industries, Inc.                                       15,461     143,478       0.0%
#   Shoe Carnival, Inc.                                           32,650     612,841       0.0%
#   Sonic Automotive, Inc. Class A                                17,000     337,450       0.0%
    Speedway Motorsports, Inc.                                    14,935     297,953       0.0%
    Standard Motor Products, Inc.                                 37,342   1,630,725       0.0%
*   Stoneridge, Inc.                                              19,361     440,269       0.0%
    Strattec Security Corp.                                        5,224     241,088       0.0%
#   Superior Industries International, Inc.                       23,275     361,926       0.0%
    Superior Uniform Group, Inc.                                  17,956     421,427       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Tandy Leather Factory, Inc.                                      9,974 $     78,296       0.0%
#   Target Corp.                                                    41,911    2,474,425       0.1%
#   TEGNA, Inc.                                                    119,639    1,463,185       0.0%
    Time Warner, Inc.                                            1,534,860  150,861,389       2.3%
    Time, Inc.                                                     191,857    2,225,541       0.1%
    Toll Brothers, Inc.                                            179,799    8,277,946       0.1%
#*  Tuesday Morning Corp.                                           60,500      187,550       0.0%
    Twenty-First Century Fox, Inc. Class A                       1,287,383   33,665,065       0.5%
    Twenty-First Century Fox, Inc. Class B                         550,972   14,022,237       0.2%
*   Unifi, Inc.                                                     41,401    1,575,308       0.0%
#*  Universal Electronics, Inc.                                      3,206      192,360       0.0%
#*  Vista Outdoor, Inc.                                             69,826    1,460,062       0.0%
*   VOXX International Corp.                                         3,750       25,125       0.0%
    Walt Disney Co. (The)                                           26,220    2,564,578       0.1%
#   Whirlpool Corp.                                                 30,049    4,925,933       0.1%
#*  William Lyon Homes Class A                                      23,600      654,900       0.0%
                                                                           ------------      ----
Total Consumer Discretionary                                                988,573,240      14.8%
                                                                           ------------      ----
Consumer Staples -- (7.4%)
#   Alico, Inc.                                                        960       31,584       0.0%
*   Alliance One International, Inc.                                 3,508       37,536       0.0%
    Andersons, Inc. (The)                                           23,660      886,067       0.0%
    Archer-Daniels-Midland Co.                                     813,476   33,246,764       0.5%
#   Bob Evans Farms, Inc.                                           32,778    2,530,134       0.1%
    Bunge, Ltd.                                                    121,368    8,347,691       0.1%
*   CCA Industries, Inc.                                             8,323       24,927       0.0%
#*  Central Garden & Pet Co.                                        25,184      961,525       0.0%
*   Central Garden & Pet Co. Class A                                48,121    1,776,146       0.0%
    Constellation Brands, Inc. Class B                              12,615    2,734,301       0.1%
#*  Craft Brew Alliance, Inc.                                        9,754      178,011       0.0%
    CVS Health Corp.                                             1,510,745  103,531,355       1.6%
    Fresh Del Monte Produce, Inc.                                   39,437    1,755,341       0.0%
*   Hain Celestial Group, Inc. (The)                                87,292    3,144,258       0.1%
    Ingles Markets, Inc. Class A                                    11,437      266,482       0.0%
    Ingredion, Inc.                                                 62,117    7,786,366       0.1%
#   JM Smucker Co. (The)                                           108,204   11,475,034       0.2%
#   John B. Sanfilippo & Son, Inc.                                  10,428      613,688       0.0%
    Kraft Heinz Co. (The)                                          180,916   13,990,234       0.2%
#*  Landec Corp.                                                    37,056      490,992       0.0%
    Molson Coors Brewing Co. Class A                                 1,908      158,221       0.0%
    Molson Coors Brewing Co. Class B                               186,550   15,086,298       0.2%
    Mondelez International, Inc. Class A                         2,081,099   86,219,932       1.3%
    Oil-Dri Corp. of America                                         5,047      212,024       0.0%
    Omega Protein Corp.                                             25,852      566,159       0.0%
#*  Post Holdings, Inc.                                             50,201    4,163,169       0.1%
#   Sanderson Farms, Inc.                                           16,100    2,408,077       0.0%
    Seaboard Corp.                                                   1,812    7,973,017       0.1%
*   Seneca Foods Corp. Class A                                       6,301      226,836       0.0%
*   Seneca Foods Corp. Class B                                         300       11,355       0.0%
#   Snyder's-Lance, Inc.                                            32,153    1,209,917       0.0%
    SpartanNash Co.                                                 34,281      841,599       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  TreeHouse Foods, Inc.                                           24,190 $  1,605,732       0.0%
    Tyson Foods, Inc. Class A                                      405,030   29,530,737       0.5%
#   Universal Corp.                                                 22,290    1,278,332       0.0%
    Wal-Mart Stores, Inc.                                        1,266,497  110,577,853       1.7%
    Walgreens Boots Alliance, Inc.                                 725,538   48,081,403       0.7%
#   Weis Markets, Inc.                                              11,602      450,506       0.0%
                                                                           ------------       ---
Total Consumer Staples                                                      504,409,603       7.6%
                                                                           ------------       ---
Energy -- (11.9%)
    Adams Resources & Energy, Inc.                                   6,004      257,812       0.0%
    Anadarko Petroleum Corp.                                       258,932   12,783,473       0.2%
    Andeavor                                                       185,538   19,711,557       0.3%
#   Apache Corp.                                                    15,708      649,840       0.0%
    Archrock, Inc.                                                  69,200      830,400       0.0%
    Baker Hughes a GE Co.                                            4,305      135,306       0.0%
#   Bristow Group, Inc.                                             32,315      305,054       0.0%
#*  Callon Petroleum Co.                                            13,214      146,543       0.0%
    Chevron Corp.                                                1,102,451  127,763,046       1.9%
#*  Cloud Peak Energy, Inc.                                         33,115      140,739       0.0%
    ConocoPhillips                                               1,489,306   76,178,002       1.2%
*   Dawson Geophysical Co.                                              11           49       0.0%
    Delek US Holdings, Inc.                                         69,131    1,800,863       0.1%
    EOG Resources, Inc.                                              8,874      886,246       0.0%
*   Era Group, Inc.                                                 24,458      263,168       0.0%
*   Exterran Corp.                                                  34,600    1,116,542       0.0%
    Exxon Mobil Corp.                                            2,900,873  241,787,765       3.6%
    Green Plains, Inc.                                              26,534      488,226       0.0%
    Gulf Island Fabrication, Inc.                                   15,018      197,487       0.0%
*   Helix Energy Solutions Group, Inc.                             103,010      702,528       0.0%
#   Helmerich & Payne, Inc.                                         95,808    5,203,332       0.1%
#   Hess Corp.                                                     165,152    7,293,112       0.1%
    HollyFrontier Corp.                                             32,210    1,190,160       0.0%
#*  Hornbeck Offshore Services, Inc.                                 6,900       25,737       0.0%
*   International Seaways, Inc.                                         12          242       0.0%
    Kinder Morgan, Inc.                                          1,059,790   19,192,797       0.3%
    Marathon Oil Corp.                                             467,019    6,641,010       0.1%
    Marathon Petroleum Corp.                                       903,936   54,001,137       0.8%
*   Matrix Service Co.                                              15,423      217,464       0.0%
#   Murphy Oil Corp.                                               108,993    2,915,563       0.1%
#   Nabors Industries, Ltd.                                        181,974    1,024,514       0.0%
    NACCO Industries, Inc. Class A                                   6,832      284,211       0.0%
#   National Oilwell Varco, Inc.                                   213,118    7,286,504       0.1%
*   Natural Gas Services Group, Inc.                                15,026      417,723       0.0%
*   Newpark Resources, Inc.                                         85,815      750,881       0.0%
    Noble Energy, Inc.                                             133,794    3,728,839       0.1%
    Occidental Petroleum Corp.                                     327,755   21,163,140       0.3%
*   Parker Drilling Co.                                            103,773      108,962       0.0%
#   Patterson-UTI Energy, Inc.                                     152,325    3,012,988       0.1%
*   PDC Energy, Inc.                                                24,103    1,227,566       0.0%
*   PHI, Inc. Non-Voting                                            13,870      162,140       0.0%
*   PHI, Inc. Voting                                                   577        6,589       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
    Phillips 66                                                    775,455 $ 70,628,441       1.1%
*   Pioneer Energy Services Corp.                                   74,262      141,098       0.0%
#   Pioneer Natural Resources Co.                                   88,400   13,230,828       0.2%
#*  Renewable Energy Group, Inc.                                     2,882       34,872       0.0%
#*  REX American Resources Corp.                                     4,050      357,129       0.0%
#*  Rowan Cos. P.L.C. Class A                                      118,378    1,696,357       0.0%
    Schlumberger, Ltd.                                             603,242   38,607,488       0.6%
*   SEACOR Holdings, Inc.                                           16,104      760,109       0.0%
#*  SEACOR Marine Holdings, Inc.                                    14,842      210,014       0.0%
#   SemGroup Corp. Class A                                           4,727      123,138       0.0%
    Ship Finance International, Ltd.                                12,481      185,967       0.0%
#*  Superior Energy Services, Inc.                                  75,686      667,551       0.0%
#*  Tesco Corp.                                                      3,745       14,418       0.0%
#*  Unit Corp.                                                      52,140      976,061       0.0%
    Valero Energy Corp.                                            605,899   47,799,372       0.7%
#*  Whiting Petroleum Corp.                                         16,007       96,202       0.0%
    Williams Cos., Inc. (The)                                      216,857    6,180,424       0.1%
                                                                           ------------      ----
Total Energy                                                                803,708,726      12.1%
                                                                           ------------      ----
Financials -- (23.4%)
#   1st Source Corp.                                                45,305    2,324,600       0.0%
    Aflac, Inc.                                                    170,305   14,286,886       0.2%
*   Alleghany Corp.                                                  3,115    1,763,775       0.0%
    Allstate Corp. (The)                                           211,174   19,820,792       0.3%
    American Equity Investment Life Holding Co.                     88,700    2,617,537       0.0%
    American Financial Group, Inc.                                 173,596   18,312,642       0.3%
    American International Group, Inc.                             665,461   42,995,435       0.7%
    American National Insurance Co.                                 23,302    2,836,552       0.1%
    AmeriServ Financial, Inc.                                       33,075      135,607       0.0%
#*  Arch Capital Group, Ltd.                                         3,094      308,286       0.0%
    Argo Group International Holdings, Ltd.                         51,636    3,250,486       0.1%
    Aspen Insurance Holdings, Ltd.                                 102,623    4,402,527       0.1%
    Associated Banc-Corp                                            31,434      795,280       0.0%
    Assurant, Inc.                                                  65,820    6,624,783       0.1%
    Assured Guaranty, Ltd.                                         122,989    4,562,892       0.1%
*   Asta Funding, Inc.                                                 885        6,328       0.0%
*   Atlanticus Holdings Corp.                                       12,867       29,208       0.0%
    Axis Capital Holdings, Ltd.                                      8,510      462,859       0.0%
#   Baldwin & Lyons, Inc. Class A                                      300        6,750       0.0%
    Baldwin & Lyons, Inc. Class B                                    6,556      150,460       0.0%
*   Bancorp, Inc. (The)                                                459        3,860       0.0%
    Bank Mutual Corp.                                               14,475      153,073       0.0%
    Bank of America Corp.                                        5,929,137  162,399,062       2.4%
    Bank of New York Mellon Corp. (The)                            732,922   37,708,837       0.6%
    BankFinancial Corp.                                             19,548      309,640       0.0%
    Bar Harbor Bankshares                                            2,733       82,619       0.0%
#   BB&T Corp.                                                     249,646   12,292,569       0.2%
    BCB Bancorp, Inc.                                                1,059       14,879       0.0%
    Berkshire Hills Bancorp, Inc.                                   30,747    1,177,610       0.0%
*   Brighthouse Financial, Inc.                                     86,355    5,369,554       0.1%
    Capital City Bank Group, Inc.                                   14,283      352,219       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Capital One Financial Corp.                                    372,872 $ 34,371,341       0.5%
    Cathay General Bancorp                                          17,730      741,114       0.0%
    Century Bancorp, Inc. Class A                                      495       42,050       0.0%
    Chubb, Ltd.                                                    159,255   24,018,839       0.4%
    Cincinnati Financial Corp.                                      12,284      861,968       0.0%
#   CIT Group, Inc.                                                 45,907    2,140,184       0.0%
    Citigroup, Inc.                                              1,870,326  137,468,961       2.1%
    Citizens Community Bancorp, Inc.                                10,355      140,932       0.0%
    CME Group, Inc.                                                214,109   29,369,332       0.5%
#   CNA Financial Corp.                                            200,051   10,828,761       0.2%
    CNO Financial Group, Inc.                                      301,264    7,221,298       0.1%
    Codorus Valley Bancorp, Inc.                                       151        4,784       0.0%
    Comerica, Inc.                                                  16,431    1,290,984       0.0%
    Community West Bancshares                                          400        4,180       0.0%
#*  Consumer Portfolio Services, Inc.                               26,500      115,275       0.0%
#*  Cowen, Inc.                                                      3,989       59,835       0.0%
    Donegal Group, Inc. Class A                                     12,386      212,296       0.0%
*   E*TRADE Financial Corp.                                         89,699    3,909,979       0.1%
    EMC Insurance Group, Inc.                                       23,450      690,837       0.0%
    Enterprise Financial Services Corp.                                436       19,010       0.0%
    ESSA Bancorp, Inc.                                               8,217      132,869       0.0%
#   Evans Bancorp, Inc.                                              1,681       73,208       0.0%
    Everest Re Group, Ltd.                                          34,913    8,290,092       0.1%
    Farmers Capital Bank Corp.                                         302       12,563       0.0%
    FBL Financial Group, Inc. Class A                               24,660    1,907,451       0.0%
    Federal Agricultural Mortgage Corp. Class A                        177       12,965       0.0%
    Federal Agricultural Mortgage Corp. Class C                      9,200      683,008       0.0%
    Federated National Holding Co.                                  13,665      209,621       0.0%
#   Fidelity Southern Corp.                                          7,213      158,181       0.0%
    Fifth Third Bancorp                                            127,045    3,671,600       0.1%
*   First Acceptance Corp.                                          27,347       27,484       0.0%
#   First American Financial Corp.                                  61,982    3,373,060       0.1%
    First Bancorp                                                   16,138      592,265       0.0%
    First Business Financial Services, Inc.                            964       21,430       0.0%
    First Citizens BancShares, Inc. Class A                          8,627    3,493,935       0.1%
    First Commonwealth Financial Corp.                              30,547      444,764       0.0%
    First Community Bancshares, Inc.                                   183        5,466       0.0%
    First Defiance Financial Corp.                                  10,880      589,696       0.0%
    First Financial Northwest, Inc.                                 25,371      421,920       0.0%
    First Interstate Bancsystem, Inc. Class A                        2,348       92,276       0.0%
    First Merchants Corp.                                           36,312    1,561,416       0.0%
    First Midwest Bancorp, Inc.                                      7,168      165,509       0.0%
#   First South Bancorp, Inc.                                        2,278       42,485       0.0%
    FNB Corp.                                                       63,117      851,448       0.0%
*   FNFV Group                                                      15,438      266,305       0.0%
*   Genworth Financial, Inc. Class A                                34,964      115,731       0.0%
*   Global Indemnity, Ltd.                                           8,282      347,596       0.0%
    Goldman Sachs Group, Inc. (The)                                209,155   50,715,904       0.8%
    Great Southern Bancorp, Inc.                                     1,616       86,860       0.0%
    Great Western Bancorp, Inc.                                        260       10,553       0.0%
    Guaranty Federal Bancshares, Inc.                                1,684       35,600       0.0%
*   Hallmark Financial Services, Inc.                               20,834      241,466       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Hanover Insurance Group, Inc. (The)                             88,829 $  8,738,997       0.1%
    Hartford Financial Services Group, Inc. (The)                  289,028   15,910,991       0.2%
    Heartland Financial USA, Inc.                                      465       22,901       0.0%
    Hilltop Holdings, Inc.                                          26,171      616,589       0.0%
*   HMN Financial, Inc.                                              3,456       63,418       0.0%
    Home Bancorp, Inc.                                                 719       30,802       0.0%
    HopFed Bancorp, Inc.                                             6,781       97,714       0.0%
    Horace Mann Educators Corp.                                     58,206    2,549,423       0.0%
    Huntington Bancshares, Inc.                                     70,847      977,689       0.0%
    Iberiabank Corp.                                                   697       51,404       0.0%
    Infinity Property & Casualty Corp.                              15,800    1,490,730       0.0%
    International Bancshares Corp.                                     800       32,480       0.0%
    Investment Technology Group, Inc.                               23,677      555,699       0.0%
    Investors Title Co.                                              1,069      202,789       0.0%
    Janus Henderson Group P.L.C.                                    11,721      407,305       0.0%
    JPMorgan Chase & Co.                                         2,748,095  276,485,838       4.2%
#   Kemper Corp.                                                    39,635    2,540,603       0.0%
    Kentucky First Federal Bancorp                                   2,400       23,040       0.0%
    KeyCorp                                                        526,210    9,603,332       0.2%
    Lakeland Bancorp, Inc.                                           8,740      179,607       0.0%
    Landmark Bancorp, Inc.                                           2,277       69,107       0.0%
    Legg Mason, Inc.                                                43,400    1,657,012       0.0%
    Lincoln National Corp.                                         134,595   10,199,609       0.2%
    Loews Corp.                                                    243,798   12,070,439       0.2%
    M&T Bank Corp.                                                   4,241      707,272       0.0%
    Macatawa Bank Corp.                                                291        2,922       0.0%
    Mackinac Financial Corp.                                         6,893      106,842       0.0%
#   Maiden Holdings, Ltd.                                            5,792       47,784       0.0%
    MainSource Financial Group, Inc.                                45,000    1,696,050       0.0%
*   Markel Corp.                                                       101      109,514       0.0%
    Marlin Business Services Corp.                                  14,241      311,878       0.0%
    MB Financial, Inc.                                              19,678      904,007       0.0%
#*  MBIA, Inc.                                                      82,267      596,436       0.0%
    MBT Financial Corp.                                              9,396       99,128       0.0%
    Mercantile Bank Corp.                                            4,422      159,634       0.0%
    MetLife, Inc.                                                  949,912   50,896,285       0.8%
    MidWestOne Financial Group, Inc.                                   346       12,183       0.0%
    Morgan Stanley                                               1,102,617   55,130,850       0.8%
    MutualFirst Financial, Inc.                                      2,300       89,010       0.0%
#   National Western Life Group, Inc. Class A                          900      321,822       0.0%
    Navigators Group, Inc. (The)                                     7,370      427,460       0.0%
#   New York Community Bancorp, Inc.                                52,185      655,444       0.0%
    NewStar Financial, Inc.                                         41,166      505,518       0.0%
    Northrim BanCorp, Inc.                                           5,734      186,355       0.0%
    OFG Bancorp                                                     30,191      268,700       0.0%
    Old Republic International Corp.                               172,923    3,508,608       0.1%
    Oppenheimer Holdings, Inc. Class A                               3,097       67,360       0.0%
    PacWest Bancorp                                                  1,076       51,992       0.0%
    Park Sterling Corp.                                                992       12,469       0.0%
#   People's United Financial, Inc.                                 69,156    1,290,451       0.0%
    Peoples Bancorp of North Carolina, Inc.                            250        8,523       0.0%
    Peoples Bancorp, Inc.                                           15,923      527,370       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
*   PHH Corp.                                                       51,783 $    684,053       0.0%
#   Piper Jaffray Cos.                                                 312       22,807       0.0%
    PNC Financial Services Group, Inc. (The)                       217,040   29,688,902       0.5%
    Popular, Inc.                                                   56,536    2,073,740       0.0%
    Premier Financial Bancorp, Inc.                                  4,877      100,954       0.0%
    Principal Financial Group, Inc.                                218,754   14,404,951       0.2%
    Provident Financial Holdings, Inc.                                 544       10,516       0.0%
    Provident Financial Services, Inc.                              21,059      572,805       0.0%
    Prudential Financial, Inc.                                     497,625   54,967,657       0.8%
    Radian Group, Inc.                                             161,945    3,394,367       0.1%
    Regions Financial Corp.                                      1,302,555   20,163,551       0.3%
    Reinsurance Group of America, Inc.                             153,566   22,939,689       0.4%
    RenaissanceRe Holdings, Ltd.                                    12,667    1,752,606       0.0%
    Renasant Corp.                                                  42,102    1,743,023       0.0%
    Riverview Bancorp, Inc.                                          1,682       14,936       0.0%
    Safety Insurance Group, Inc.                                    26,197    2,153,393       0.0%
    Sandy Spring Bancorp, Inc.                                       9,125      368,741       0.0%
#*  Select Bancorp, Inc.                                               600        7,002       0.0%
#   Selective Insurance Group, Inc.                                 45,200    2,693,920       0.1%
    SI Financial Group, Inc.                                         5,661       84,915       0.0%
    Simmons First National Corp. Class A                             6,625      382,260       0.0%
    Southern National Bancorp of Virginia, Inc.                        193        3,152       0.0%
    State Auto Financial Corp.                                      15,100      387,164       0.0%
    State Street Corp.                                               4,112      378,304       0.0%
    Sterling Bancorp                                                87,478    2,191,324       0.0%
    Stewart Information Services Corp.                              12,271      465,562       0.0%
    SunTrust Banks, Inc.                                           255,532   15,385,582       0.2%
    Synchrony Financial                                            544,549   17,763,188       0.3%
    Synovus Financial Corp.                                         22,796    1,067,993       0.0%
    Timberland Bancorp, Inc.                                         2,500       75,775       0.0%
    Tiptree, Inc.                                                   37,071      246,522       0.0%
    Torchmark Corp.                                                  7,000      588,910       0.0%
    Travelers Cos., Inc. (The)                                     160,554   21,265,377       0.3%
    Trico Bancshares                                                   854       35,373       0.0%
    Trustmark Corp.                                                  4,194      138,150       0.0%
    Umpqua Holdings Corp.                                           34,932      714,709       0.0%
#*  Unico American Corp.                                             1,900       18,668       0.0%
#   Union Bankshares Corp.                                          37,042    1,278,319       0.0%
    United Bankshares, Inc.                                         12,121      435,750       0.0%
    United Financial Bancorp, Inc.                                   9,193      168,324       0.0%
    United Fire Group, Inc.                                         24,429    1,125,933       0.0%
    United Security Bancshares                                         440        4,136       0.0%
#   Unity Bancorp, Inc.                                              3,999       78,980       0.0%
    Univest Corp. of Pennsylvania                                      156        4,571       0.0%
    Unum Group                                                     517,445   26,927,838       0.4%
    Validus Holdings, Ltd.                                           8,958      466,533       0.0%
    Valley National Bancorp                                            768        8,832       0.0%
    Voya Financial, Inc.                                            14,373      577,220       0.0%
    Washington Federal, Inc.                                        97,887    3,406,468       0.1%
    Waterstone Financial, Inc.                                       1,426       27,379       0.0%
    Wells Fargo & Co.                                            3,062,801  171,945,648       2.6%
    WesBanco, Inc.                                                  31,678    1,279,791       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Financials -- (Continued)
    Western New England Bancorp, Inc.                             11,698 $      123,414       0.0%
    Wintrust Financial Corp.                                      24,224      1,969,169       0.0%
#   WR Berkley Corp.                                               5,305        363,817       0.0%
#   XL Group, Ltd.                                               240,766      9,743,800       0.2%
#   Zions Bancorporation                                          53,325      2,477,479       0.0%
                                                                         --------------      ----
Total Financials                                                          1,582,367,621      23.7%
                                                                         --------------      ----
Health Care -- (12.0%)
    Abbott Laboratories                                          915,297     49,636,556       0.8%
    Aceto Corp.                                                   31,686        319,078       0.0%
*   Addus HomeCare Corp.                                           2,044         73,584       0.0%
    Aetna, Inc.                                                  558,462     94,955,294       1.4%
    Allergan P.L.C.                                              131,701     23,341,368       0.4%
    Analogic Corp.                                                 2,988        239,936       0.0%
*   AngioDynamics, Inc.                                           14,354        243,587       0.0%
*   Anika Therapeutics, Inc.                                      14,671        801,477       0.0%
    Anthem, Inc.                                                 504,640    105,575,734       1.6%
*   Aptevo Therapeutics, Inc.                                      4,339         12,388       0.0%
    Baxter International, Inc.                                    27,380      1,765,189       0.0%
*   Centene Corp.                                                 20,136      1,886,139       0.0%
    Cigna Corp.                                                  136,754     26,970,624       0.4%
#   CONMED Corp.                                                  43,239      2,257,941       0.0%
    Cooper Cos., Inc. (The)                                       13,956      3,353,069       0.1%
*   Cross Country Healthcare, Inc.                                 7,595        103,672       0.0%
*   CryoLife, Inc.                                                17,502        340,414       0.0%
#*  Cumberland Pharmaceuticals, Inc.                              23,319        172,794       0.0%
*   Cutera, Inc.                                                   1,289         50,658       0.0%
    Danaher Corp.                                                405,225     37,390,111       0.6%
    Digirad Corp.                                                 26,711         53,422       0.0%
#*  Emergent BioSolutions, Inc.                                    8,678        355,711       0.0%
#*  Envision Healthcare Corp.                                     30,743      1,309,652       0.0%
*   Enzo Biochem, Inc.                                            41,397        407,760       0.0%
*   Exactech, Inc.                                                 3,390        141,871       0.0%
*   Express Scripts Holding Co.                                  493,239     30,230,618       0.5%
    Humana, Inc.                                                 236,814     60,470,455       0.9%
*   Impax Laboratories, Inc.                                       4,700         85,305       0.0%
*   Integer Holdings Corp.                                        41,672      2,025,259       0.0%
#   Invacare Corp.                                                 7,330        113,615       0.0%
    Kewaunee Scientific Corp.                                      1,631         46,483       0.0%
    Kindred Healthcare, Inc.                                      22,803        137,958       0.0%
*   Laboratory Corp. of America Holdings                           7,577      1,164,661       0.0%
*   LHC Group, Inc.                                                1,418         94,737       0.0%
*   LifePoint Health, Inc.                                        82,208      3,958,315       0.1%
*   Magellan Health, Inc.                                         17,899      1,526,785       0.0%
    McKesson Corp.                                                14,709      2,028,077       0.0%
    Medtronic P.L.C.                                             814,175     65,557,371       1.0%
*   Merit Medical Systems, Inc.                                   13,395        509,680       0.0%
#*  Micron Solutions, Inc.                                         1,200          4,344       0.0%
#*  Molina Healthcare, Inc.                                       24,941      1,691,748       0.0%
*   Mylan NV                                                      28,680      1,024,163       0.0%
    National HealthCare Corp.                                      6,484        414,976       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
*   Natus Medical, Inc.                                             15,698 $    665,595       0.0%
*   Nuvectra Corp.                                                  13,890      194,599       0.0%
*   Omnicell, Inc.                                                  35,405    1,763,169       0.0%
    PerkinElmer, Inc.                                               76,500    5,532,480       0.1%
    Pfizer, Inc.                                                 4,178,729  146,506,239       2.2%
*   PharMerica Corp.                                                33,305      975,836       0.0%
#*  Prestige Brands Holdings, Inc.                                 111,489    5,228,834       0.1%
    Quest Diagnostics, Inc.                                         10,366      972,123       0.0%
*   RTI Surgical, Inc.                                              73,086      328,887       0.0%
*   Select Medical Holdings Corp.                                   42,204      808,207       0.0%
*   Surmodics, Inc.                                                  5,593      166,392       0.0%
    Teleflex, Inc.                                                  37,223    8,821,107       0.1%
    Thermo Fisher Scientific, Inc.                                 499,520   96,821,962       1.5%
#*  Tivity Health, Inc.                                             11,581      535,621       0.0%
*   Triple-S Management Corp. Class B                               20,684      496,623       0.0%
    UnitedHealth Group, Inc.                                        89,716   18,860,097       0.3%
*   WellCare Health Plans, Inc.                                     18,375    3,633,472       0.1%
    Zimmer Biomet Holdings, Inc.                                     3,522      428,346       0.0%
                                                                           ------------      ----
Total Health Care                                                           815,582,168      12.2%
                                                                           ------------      ----
Industrials -- (11.6%)
    AAR Corp.                                                       32,906    1,279,714       0.0%
#   ABM Industries, Inc.                                            64,500    2,707,065       0.1%
    Acme United Corp.                                                1,030       23,175       0.0%
    Actuant Corp. Class A                                            4,057      103,454       0.0%
*   AECOM                                                           55,835    1,957,575       0.1%
*   Aegion Corp.                                                    42,549      990,966       0.0%
#*  Aerovironment, Inc.                                             35,065    1,793,925       0.0%
    AGCO Corp.                                                      58,973    4,043,779       0.1%
*   Air Transport Services Group, Inc.                               6,308      152,654       0.0%
    Alamo Group, Inc.                                               22,751    2,400,230       0.1%
    Alaska Air Group, Inc.                                         105,252    6,949,790       0.1%
#   Albany International Corp. Class A                              20,551    1,240,253       0.0%
    AMERCO                                                          29,431   11,555,788       0.2%
*   Ameresco, Inc. Class A                                             981        7,554       0.0%
#   American Railcar Industries, Inc.                               20,003      796,119       0.0%
#   Apogee Enterprises, Inc.                                        36,374    1,736,131       0.0%
    ArcBest Corp.                                                   12,135      395,601       0.0%
    Arconic, Inc.                                                  331,751    8,333,585       0.1%
#   Argan, Inc.                                                         21        1,444       0.0%
    Astec Industries, Inc.                                          22,925    1,190,954       0.0%
#*  Atlas Air Worldwide Holdings, Inc.                              31,815    1,951,850       0.0%
    Barnes Group, Inc.                                              36,400    2,369,276       0.1%
    Brady Corp. Class A                                             38,500    1,464,925       0.0%
    Briggs & Stratton Corp.                                         41,033    1,034,032       0.0%
*   CAI International, Inc.                                         17,082      632,376       0.0%
*   Casella Waste Systems, Inc. Class A                              5,201       96,010       0.0%
    Caterpillar, Inc.                                              107,902   14,653,092       0.2%
*   CBIZ, Inc.                                                      38,149      646,626       0.0%
    CECO Environmental Corp.                                         3,773       33,089       0.0%
#   Celadon Group, Inc.                                             24,642      181,119       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Chicago Rivet & Machine Co.                                        700 $    21,217       0.0%
    CIRCOR International, Inc.                                      10,019     440,335       0.0%
    Columbus McKinnon Corp.                                         17,542     693,962       0.0%
    Comfort Systems USA, Inc.                                       44,560   1,974,008       0.1%
#   CompX International, Inc.                                          500       7,425       0.0%
*   Covenant Transportation Group, Inc. Class A                      7,080     210,276       0.0%
    CRA International, Inc.                                          7,613     321,725       0.0%
    CSX Corp.                                                    1,242,950  62,681,968       1.0%
    Cummins, Inc.                                                      900     159,192       0.0%
    Curtiss-Wright Corp.                                            46,353   5,481,242       0.1%
    Delta Air Lines, Inc.                                          433,135  21,669,744       0.3%
    DMC Global, Inc.                                                 1,436      31,233       0.0%
    Douglas Dynamics, Inc.                                          30,234   1,268,316       0.0%
*   Ducommun, Inc.                                                  12,645     416,906       0.0%
    Eastern Co. (The)                                               10,193     294,578       0.0%
    Eaton Corp. P.L.C.                                             265,270  21,226,905       0.3%
    EMCOR Group, Inc.                                               50,540   4,068,975       0.1%
    Encore Wire Corp.                                               19,966     901,465       0.0%
    EnerSys                                                         43,239   2,999,489       0.1%
*   Engility Holdings, Inc.                                          7,988     268,956       0.0%
    Ennis, Inc.                                                     30,835     621,325       0.0%
#   ESCO Technologies, Inc.                                         17,601   1,019,978       0.0%
    Espey Manufacturing & Electronics Corp.                          1,671      37,999       0.0%
    Essendant, Inc.                                                 24,021     232,523       0.0%
*   Esterline Technologies Corp.                                    44,968   4,265,215       0.1%
    Federal Signal Corp.                                            71,923   1,535,556       0.0%
    FedEx Corp.                                                    142,324  32,138,182       0.5%
    Fortune Brands Home & Security, Inc.                           123,726   8,173,340       0.1%
*   Franklin Covey Co.                                               3,046      59,092       0.0%
    FreightCar America, Inc.                                         9,404     176,043       0.0%
*   FTI Consulting, Inc.                                            36,136   1,544,814       0.0%
#   GATX Corp.                                                      65,445   3,888,087       0.1%
*   Gencor Industries, Inc.                                         13,149     237,997       0.0%
    General Electric Co.                                         2,120,584  42,750,973       0.7%
*   Genesee & Wyoming, Inc. Class A                                  1,200      86,136       0.0%
*   Gibraltar Industries, Inc.                                      24,203     804,750       0.0%
    Gorman-Rupp Co. (The)                                           22,882     731,766       0.0%
*   GP Strategies Corp.                                             18,583     539,836       0.0%
#   Granite Construction, Inc.                                      27,179   1,731,031       0.0%
*   Great Lakes Dredge & Dock Corp.                                 69,820     356,082       0.0%
#   Greenbrier Cos., Inc. (The)                                     22,451   1,171,942       0.0%
#   Griffon Corp.                                                   67,323   1,518,134       0.0%
#*  Hawaiian Holdings, Inc.                                          9,193     307,966       0.0%
    Heidrick & Struggles International, Inc.                        18,234     453,115       0.0%
*   Herc Holdings, Inc.                                              5,193     251,653       0.0%
*   Hertz Global Holdings, Inc.                                     55,682   1,384,811       0.0%
    Hurco Cos., Inc.                                                 7,910     353,972       0.0%
#*  Huron Consulting Group, Inc.                                     4,001     146,437       0.0%
    Hyster-Yale Materials Handling, Inc.                            12,246     961,189       0.0%
*   ICF International, Inc.                                         31,660   1,700,142       0.0%
    Ingersoll-Rand P.L.C.                                          213,109  18,881,457       0.3%
*   InnerWorkings, Inc.                                             96,587   1,050,867       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Insteel Industries, Inc.                                      17,578 $   449,118       0.0%
*   JetBlue Airways Corp.                                        324,893   6,221,701       0.1%
    Johnson Controls International P.L.C.                        151,178   6,257,257       0.1%
    Kadant, Inc.                                                   5,786     657,290       0.0%
    KAR Auction Services, Inc.                                    18,100     856,673       0.0%
#   KBR, Inc.                                                      3,600      70,668       0.0%
*   Key Technology, Inc.                                           3,199      53,807       0.0%
    Kimball International, Inc. Class B                           30,344     581,694       0.0%
    Korn/Ferry International                                      33,148   1,386,581       0.0%
*   Kratos Defense & Security Solutions, Inc.                      2,711      32,640       0.0%
    L3 Technologies, Inc.                                        100,470  18,805,975       0.3%
*   Lawson Products, Inc.                                          8,847     222,502       0.0%
    LB Foster Co. Class A                                          6,682     166,382       0.0%
    LSI Industries, Inc.                                          27,715     192,619       0.0%
*   Lydall, Inc.                                                  14,605     844,169       0.0%
    ManpowerGroup, Inc.                                           22,886   2,821,386       0.1%
    Marten Transport, Ltd.                                        79,636   1,564,847       0.0%
    Matson, Inc.                                                  62,316   1,696,865       0.0%
    Matthews International Corp. Class A                          12,387     778,523       0.0%
    Maxar Technologies, Ltd.                                       6,881     435,567       0.0%
    McGrath RentCorp                                              17,552     784,574       0.0%
#*  Mercury Systems, Inc.                                          2,055     103,716       0.0%
    Miller Industries, Inc.                                       20,099     567,797       0.0%
#   Mobile Mini, Inc.                                             54,461   1,802,659       0.0%
*   Moog, Inc. Class A                                            35,339   3,101,351       0.1%
    Mueller Industries, Inc.                                      30,912   1,074,192       0.0%
    Multi-Color Corp.                                                308      25,472       0.0%
*   MYR Group, Inc.                                               19,582     624,470       0.0%
#   National Presto Industries, Inc.                                 571      66,750       0.0%
*   Navigant Consulting, Inc.                                     12,297     212,861       0.0%
*   NL Industries, Inc.                                           38,770     504,010       0.0%
    NN, Inc.                                                      18,396     543,602       0.0%
    Norfolk Southern Corp.                                       545,229  71,653,995       1.1%
#*  Northwest Pipe Co.                                             6,690     122,026       0.0%
#*  NOW, Inc.                                                     62,737     785,467       0.0%
*   On Assignment, Inc.                                           53,951   3,302,880       0.1%
    Orbital ATK, Inc.                                             56,610   7,525,167       0.1%
    Oshkosh Corp.                                                 14,466   1,324,507       0.0%
    Owens Corning                                                149,300  12,345,617       0.2%
    PACCAR, Inc.                                                  12,743     914,055       0.0%
*   PAM Transportation Services, Inc.                              6,449     188,762       0.0%
    Pentair P.L.C.                                               117,934   8,309,630       0.1%
*   Perma-Pipe International Holdings, Inc.                        8,900      74,315       0.0%
    Powell Industries, Inc.                                        7,529     218,190       0.0%
    Quad/Graphics, Inc.                                            1,591      36,259       0.0%
    Quanex Building Products Corp.                                21,431     470,410       0.0%
*   Quanta Services, Inc.                                        168,307   6,350,223       0.1%
    Raytheon Co.                                                  44,355   7,992,771       0.1%
*   RCM Technologies, Inc.                                        15,745      93,210       0.0%
    Regal Beloit Corp.                                            16,070   1,304,080       0.0%
    Republic Services, Inc.                                      429,755  27,964,158       0.4%
    Resources Connection, Inc.                                    25,955     408,791       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
*   Roadrunner Transportation Systems, Inc.                          879 $      7,735       0.0%
*   RPX Corp.                                                     33,100      430,962       0.0%
*   Rush Enterprises, Inc. Class A                                32,603    1,655,580       0.0%
*   Rush Enterprises, Inc. Class B                                18,522      881,462       0.0%
    Ryder System, Inc.                                            89,844    7,284,552       0.1%
*   Saia, Inc.                                                     8,925      578,340       0.0%
*   SIFCO Industries, Inc.                                         6,623       48,348       0.0%
    SkyWest, Inc.                                                 38,506    1,813,633       0.0%
    Southwest Airlines Co.                                       645,761   34,780,687       0.5%
    Spartan Motors, Inc.                                          16,820      271,643       0.0%
*   Sparton Corp.                                                  8,563      199,432       0.0%
*   SPX FLOW, Inc.                                                12,803      527,868       0.0%
    Standex International Corp.                                   22,341    2,313,411       0.1%
    Stanley Black & Decker, Inc.                                 143,289   23,148,338       0.4%
    Steelcase, Inc. Class A                                       55,469      807,074       0.0%
#*  Team, Inc.                                                     6,674       82,090       0.0%
    Terex Corp.                                                   27,578    1,299,200       0.0%
    Tetra Tech, Inc.                                              45,222    2,227,183       0.1%
    Textron, Inc.                                                  1,844       97,253       0.0%
*   Titan Machinery, Inc.                                          2,883       42,928       0.0%
    Trinity Industries, Inc.                                     183,814    5,977,631       0.1%
    Triton International, Ltd.                                    24,053      959,715       0.0%
#   Triumph Group, Inc.                                           57,100    1,772,955       0.0%
#*  Tutor Perini Corp.                                            33,844      954,401       0.0%
*   Twin Disc, Inc.                                                  900       19,215       0.0%
*   Ultralife Corp.                                                3,309       24,818       0.0%
    UniFirst Corp.                                                18,705    2,946,037       0.1%
    Union Pacific Corp.                                          888,128  102,836,341       1.6%
*   United Continental Holdings, Inc.                            114,796    6,713,270       0.1%
    United Technologies Corp.                                    357,152   42,772,524       0.7%
    Universal Forest Products, Inc.                               31,800    3,590,220       0.1%
*   USA Truck, Inc.                                                7,482      105,496       0.0%
*   Vectrus, Inc.                                                  4,069      124,145       0.0%
*   Veritiv Corp.                                                  9,437      303,400       0.0%
    Viad Corp.                                                    23,193    1,346,354       0.0%
*   Virco Manufacturing Corp.                                     12,601       71,196       0.0%
    VSE Corp.                                                        610       29,951       0.0%
    Watts Water Technologies, Inc. Class A                         1,534      103,392       0.0%
    Werner Enterprises, Inc.                                      34,105    1,215,843       0.0%
*   Wesco Aircraft Holdings, Inc.                                  6,228       56,363       0.0%
*   WESCO International, Inc.                                     11,687      738,034       0.0%
*   Willis Lease Finance Corp.                                     6,713      168,429       0.0%
#*  XPO Logistics, Inc.                                           12,216      847,180       0.0%
                                                                         ------------      ----
Total Industrials                                                         782,039,338      11.7%
                                                                         ------------      ----
Information Technology -- (12.0%)
    Activision Blizzard, Inc.                                    982,162   64,321,789       1.0%
*   Actua Corp.                                                    1,184       18,293       0.0%
*   Acxiom Corp.                                                   7,769      195,468       0.0%
*   Agilysys, Inc.                                                14,791      181,486       0.0%
*   Alpha & Omega Semiconductor, Ltd.                             20,661      380,782       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
    Analog Devices, Inc.                                            22,632 $  2,066,302       0.1%
*   ARRIS International P.L.C.                                      70,523    2,009,906       0.0%
*   Arrow Electronics, Inc.                                        175,521   14,671,800       0.2%
    AstroNova, Inc.                                                  6,285       78,248       0.0%
    Avnet, Inc.                                                    139,400    5,548,120       0.1%
    AVX Corp.                                                       72,760    1,370,798       0.0%
*   Aware, Inc.                                                     14,326       66,616       0.0%
*   Axcelis Technologies, Inc.                                         175        5,758       0.0%
*   AXT, Inc.                                                       16,521      153,645       0.0%
    Bel Fuse, Inc. Class A                                           3,574      100,840       0.0%
    Bel Fuse, Inc. Class B                                          11,381      368,175       0.0%
*   Benchmark Electronics, Inc.                                     62,063    1,920,850       0.0%
    Black Box Corp.                                                 18,611       57,694       0.0%
*   Blackhawk Network Holdings, Inc.                                25,926      880,188       0.0%
*   Blucora, Inc.                                                   57,127    1,239,656       0.0%
    Brocade Communications Systems, Inc.                           461,513    5,376,626       0.1%
    Brooks Automation, Inc.                                         50,847    1,748,628       0.0%
*   BSQUARE Corp.                                                    4,065       21,748       0.0%
*   CACI International, Inc. Class A                                24,830    3,569,313       0.1%
*   Calix, Inc.                                                     16,027       88,149       0.0%
#*  Cars.com, Inc.                                                  39,879      949,918       0.0%
    Cisco Systems, Inc.                                          4,715,767  161,043,443       2.4%
    Cohu, Inc.                                                      28,915      746,007       0.0%
#*  CommerceHub, Inc. Series A                                       5,992      133,801       0.0%
*   CommerceHub, Inc. Series C                                      14,580      310,991       0.0%
    Comtech Telecommunications Corp.                                15,569      334,889       0.0%
    Concurrent Computer Corp.                                       11,740       72,084       0.0%
*   Conduent, Inc.                                                 177,926    2,754,295       0.1%
    Convergys Corp.                                                197,364    5,078,176       0.1%
*   CoreLogic, Inc.                                                 96,545    4,527,961       0.1%
    Corning, Inc.                                                  785,955   24,608,251       0.4%
*   Cray, Inc.                                                      12,866      265,683       0.0%
    CSP, Inc.                                                        2,414       26,820       0.0%
    CTS Corp.                                                       66,936    1,820,659       0.0%
#*  CyberOptics Corp.                                                3,281       47,246       0.0%
#   Cypress Semiconductor Corp.                                     52,022      825,069       0.0%
*   Dell Technologies, Inc. Class V                                 38,133    3,156,268       0.1%
*   Digi International, Inc.                                        25,438      264,555       0.0%
*   Diodes, Inc.                                                     4,709      161,707       0.0%
*   DSP Group, Inc.                                                 46,713      625,954       0.0%
    DXC Technology Co.                                             228,936   20,952,223       0.3%
*   EchoStar Corp. Class A                                          23,551    1,317,678       0.0%
*   Edgewater Technology, Inc.                                       9,510       61,910       0.0%
*   Electro Scientific Industries, Inc.                              6,085      108,861       0.0%
#*  Electronics for Imaging, Inc.                                   58,110    1,793,275       0.0%
*   Emcore Corp.                                                       744        6,138       0.0%
    Entegris, Inc.                                                     300        9,825       0.0%
*   ePlus, Inc.                                                     17,490    1,672,044       0.0%
#*  Fabrinet                                                         4,055      150,765       0.0%
    Fidelity National Information Services, Inc.                   161,799   15,008,475       0.2%
#*  Finisar Corp.                                                   61,526    1,448,322       0.0%
*   First Solar, Inc.                                               28,266    1,549,542       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   FormFactor, Inc.                                                46,295 $    842,569       0.0%
*   Frequency Electronics, Inc.                                      7,690       71,517       0.0%
#*  GSI Technology, Inc.                                             3,363       23,272       0.0%
#*  Harmonic, Inc.                                                  22,962       84,959       0.0%
    Hewlett Packard Enterprise Co.                                 894,616   12,453,055       0.2%
*   IAC/InterActiveCorp                                            125,298   16,169,707       0.3%
*   ID Systems, Inc.                                                 1,496       11,145       0.0%
#*  Inseego Corp.                                                    2,423        3,635       0.0%
*   Insight Enterprises, Inc.                                       42,100    1,896,605       0.0%
    Intel Corp.                                                  4,978,195  226,458,091       3.4%
*   IntriCon Corp.                                                   2,835       31,894       0.0%
*   Itron, Inc.                                                     31,001    2,422,728       0.1%
*   IXYS Corp.                                                       3,055       75,459       0.0%
    Juniper Networks, Inc.                                         212,100    5,266,443       0.1%
*   Key Tronic Corp.                                                17,623      132,701       0.0%
*   Kimball Electronics, Inc.                                       23,443      515,746       0.0%
*   Kulicke & Soffa Industries, Inc.                                71,688    1,623,733       0.0%
*   KVH Industries, Inc.                                            19,858      229,360       0.0%
#   Lam Research Corp.                                              11,111    2,317,421       0.1%
*   Lattice Semiconductor Corp.                                    108,469      634,544       0.0%
*   Limelight Networks, Inc.                                        10,944       54,173       0.0%
    ManTech International Corp. Class A                              2,048       95,048       0.0%
    Marvell Technology Group, Ltd.                                 166,418    3,073,740       0.1%
#*  Maxwell Technologies, Inc.                                       2,521       12,151       0.0%
    Methode Electronics, Inc.                                       79,272    3,717,857       0.1%
*   Micro Focus International P.L.C. Sponsored ADR                  23,383      816,768       0.0%
#*  Micron Technology, Inc.                                        789,853   34,998,386       0.5%
*   Microsemi Corp.                                                  7,940      423,758       0.0%
    MKS Instruments, Inc.                                           61,200    6,649,380       0.1%
*   NETGEAR, Inc.                                                   31,028    1,447,456       0.0%
*   Optical Cable Corp.                                             10,793       26,443       0.0%
*   PAR Technology Corp.                                            12,896      141,082       0.0%
    Park Electrochemical Corp.                                       1,642       31,001       0.0%
    PC Connection, Inc.                                             35,467      957,609       0.0%
    PC-Tel, Inc.                                                    22,216      147,736       0.0%
*   PCM, Inc.                                                       10,471      147,118       0.0%
*   Photronics, Inc.                                                79,712      773,206       0.0%
*   Plexus Corp.                                                    10,626      652,755       0.0%
#*  Qorvo, Inc.                                                     24,909    1,888,351       0.0%
    QUALCOMM, Inc.                                               1,059,256   54,032,649       0.8%
*   Rambus, Inc.                                                     1,069       15,725       0.0%
    Reis, Inc.                                                      13,511      246,576       0.0%
    Richardson Electronics, Ltd.                                    15,464      102,372       0.0%
*   Rogers Corp.                                                     7,543    1,147,139       0.0%
*   Rudolph Technologies, Inc.                                      16,097      446,692       0.0%
*   Sanmina Corp.                                                   39,846    1,303,960       0.0%
*   ScanSource, Inc.                                                14,745      633,298       0.0%
*   Sonus Networks, Inc.                                             6,622       51,652       0.0%
#   SS&C Technologies Holdings, Inc.                                51,586    2,073,757       0.1%
*   StarTek, Inc.                                                   22,913      273,581       0.0%
#*  SunPower Corp.                                                  18,322      130,453       0.0%
#*  Super Micro Computer, Inc.                                       5,886      117,131       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
*   Sykes Enterprises, Inc.                                       20,292 $    587,250       0.0%
    SYNNEX Corp.                                                  55,900    7,539,792       0.1%
*   Synopsys, Inc.                                                 4,200      363,384       0.0%
    TE Connectivity, Ltd.                                        197,255   17,944,287       0.3%
#*  Tech Data Corp.                                               81,325    7,544,520       0.1%
*   Telenav, Inc.                                                  9,865       63,629       0.0%
    Teradyne, Inc.                                                26,789    1,148,980       0.0%
    Tessco Technologies, Inc.                                      8,689      139,024       0.0%
    TiVo Corp.                                                    19,000      344,850       0.0%
*   TTM Technologies, Inc.                                        55,241      871,703       0.0%
#*  Veeco Instruments, Inc.                                       15,978      288,403       0.0%
*   Virtusa Corp.                                                 30,064    1,147,242       0.0%
#   Vishay Intertechnology, Inc.                                 151,731    3,376,015       0.1%
*   Vishay Precision Group, Inc.                                  16,480      404,584       0.0%
    Western Digital Corp.                                        215,907   19,274,018       0.3%
*   Xcerra Corp.                                                  20,165      198,625       0.0%
    Xerox Corp.                                                  222,408    6,741,187       0.1%
*   XO Group, Inc.                                                 6,284      125,429       0.0%
    Xperi Corp.                                                   48,635    1,118,605       0.0%
                                                                         ------------      ----
Total Information Technology                                              815,388,827      12.2%
                                                                         ------------      ----
Materials -- (1.8%)
*   Alcoa Corp.                                                  110,583    5,283,656       0.1%
#*  Allegheny Technologies, Inc.                                  22,777      573,525       0.0%
#   Ampco-Pittsburgh Corp.                                         4,007       66,316       0.0%
    Ashland Global Holdings, Inc.                                112,560    7,651,829       0.1%
#   Bemis Co., Inc.                                               24,092    1,084,622       0.0%
    Cabot Corp.                                                   46,280    2,821,229       0.1%
#*  Century Aluminum Co.                                          15,822      221,508       0.0%
*   Clearwater Paper Corp.                                        16,822      776,335       0.0%
    Commercial Metals Co.                                         85,208    1,659,852       0.0%
    Core Molding Technologies, Inc.                               11,847      274,969       0.0%
    Domtar Corp.                                                   8,107      383,623       0.0%
    DowDuPont, Inc.                                               11,060      799,749       0.0%
*   Freeport-McMoRan, Inc.                                        17,132      239,505       0.0%
    Friedman Industries, Inc.                                      3,048       18,044       0.0%
    FutureFuel Corp.                                               6,104       92,659       0.0%
    Graphic Packaging Holding Co.                                154,000    2,385,460       0.0%
    Greif, Inc. Class A                                            4,885      271,264       0.0%
    Huntsman Corp.                                                50,242    1,608,749       0.0%
#   Kaiser Aluminum Corp.                                         27,181    2,695,812       0.1%
    KapStone Paper and Packaging Corp.                            80,984    1,818,901       0.0%
*   Kraton Corp.                                                   5,435      266,478       0.0%
*   Louisiana-Pacific Corp.                                      173,457    4,714,561       0.1%
    Martin Marietta Materials, Inc.                               23,633    5,124,816       0.1%
    Materion Corp.                                                18,497      949,821       0.0%
    Mercer International, Inc.                                    21,725      319,357       0.0%
    Minerals Technologies, Inc.                                   34,280    2,464,732       0.0%
#   Mosaic Co. (The)                                              17,274      385,901       0.0%
    Myers Industries, Inc.                                        30,343      655,409       0.0%
    Neenah Paper, Inc.                                             7,684      666,971       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
    Newmont Mining Corp.                                           141,468 $  5,115,483       0.1%
*   Northern Technologies International Corp.                        3,035       50,229       0.0%
    Nucor Corp.                                                    103,401    5,979,680       0.1%
    Olin Corp.                                                      69,801    2,549,830       0.1%
#   Olympic Steel, Inc.                                              9,986      188,536       0.0%
    PH Glatfelter Co.                                               50,600    1,060,576       0.0%
    Reliance Steel & Aluminum Co.                                   93,801    7,207,669       0.1%
#   Schnitzer Steel Industries, Inc. Class A                           400       11,780       0.0%
    Sensient Technologies Corp.                                     38,101    2,897,581       0.1%
    Steel Dynamics, Inc.                                            94,919    3,531,936       0.1%
*   SunCoke Energy, Inc.                                            62,210      689,909       0.0%
#   Synalloy Corp.                                                     949       13,571       0.0%
    Tredegar Corp.                                                  26,545      513,646       0.0%
    Tronox, Ltd. Class A                                             1,600       42,352       0.0%
#*  Universal Stainless & Alloy Products, Inc.                       6,269      128,514       0.0%
    Valvoline, Inc.                                                309,015    7,422,540       0.1%
    Vulcan Materials Co.                                            58,246    7,091,450       0.1%
    Westlake Chemical Corp.                                        158,152   13,428,686       0.2%
    WestRock Co.                                                   200,591   12,302,246       0.2%
    Worthington Industries, Inc.                                    47,320    2,153,060       0.0%
                                                                           ------------       ---
Total Materials                                                             118,654,927       1.8%
                                                                           ------------       ---
Real Estate -- (0.0%)
    Alexander & Baldwin, Inc.                                       66,838    3,023,751       0.1%
    Griffin Industrial Realty, Inc.                                  1,500       55,650       0.0%
#   Stratus Properties, Inc.                                         3,069       91,303       0.0%
                                                                           ------------       ---
Total Real Estate                                                             3,170,704       0.1%
                                                                           ------------       ---
Telecommunication Services -- (3.5%)
#   AT&T, Inc.                                                   6,369,205  214,323,748       3.2%
#   ATN International, Inc.                                             84        4,560       0.0%
#   CenturyLink, Inc.                                              512,432    9,731,084       0.2%
#   Frontier Communications Corp.                                   46,463      562,667       0.0%
*   General Communication, Inc. Class A                              2,840      116,128       0.0%
#*  Iridium Communications, Inc.                                    14,800      177,600       0.0%
*   Lumos Networks Corp.                                               500        8,980       0.0%
*   ORBCOMM, Inc.                                                   44,499      503,284       0.0%
    Spok Holdings, Inc.                                             12,522      212,248       0.0%
#*  Sprint Corp.                                                   422,600    2,763,804       0.0%
*   T-Mobile US, Inc.                                              113,786    6,800,989       0.1%
    Telephone & Data Systems, Inc.                                 111,207    3,241,684       0.1%
*   United States Cellular Corp.                                     7,591      277,755       0.0%
*   Vonage Holdings Corp.                                           85,934      698,643       0.0%
                                                                           ------------       ---
Total Telecommunication Services                                            239,423,174       3.6%
                                                                           ------------       ---
Utilities -- (0.1%)
*   Calpine Corp.                                                   62,921      940,040       0.0%
    Consolidated Water Co., Ltd.                                     6,656       81,869       0.0%
    NRG Energy, Inc.                                                55,469    1,386,725       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                         --------- -------------- ---------------
Utilities -- (Continued)
#           Ormat Technologies, Inc.                                        20,134 $    1,307,300        0.0%
                                                                                   --------------      -----
Total Utilities                                                                         3,715,934        0.1%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 6,657,034,262       99.9%
                                                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)   Media General, Inc. Contingent Value Rights                     25,196          2,520        0.0%
(degrees)#* Safeway Casa Ley Contingent Value Rights                       157,807        160,158        0.0%
(degrees)#* Safeway PDC, LLC Contingent Value Rights                       157,807             47        0.0%
                                                                                   --------------      -----
TOTAL RIGHTS/WARRANTS                                                                     162,725        0.0%
                                                                                   --------------      -----
TOTAL INVESTMENT SECURITIES                                                         6,657,196,987
                                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.960%                                               4,529,115      4,529,115        0.1%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@        DFA Short Term Investment Fund                               9,416,487    108,958,173        1.6%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,699,158,691)                                $6,770,684,275      101.6%
                                                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  988,573,240           --   --    $  988,573,240
   Consumer Staples                504,409,603           --   --       504,409,603
   Energy                          803,708,726           --   --       803,708,726
   Financials                    1,582,367,621           --   --     1,582,367,621
   Health Care                     815,582,168           --   --       815,582,168
   Industrials                     782,039,338           --   --       782,039,338
   Information Technology          815,388,827           --   --       815,388,827
   Materials                       118,654,927           --   --       118,654,927
   Real Estate                       3,170,704           --   --         3,170,704
   Telecommunication Services      239,423,174           --   --       239,423,174
   Utilities                         3,715,934           --   --         3,715,934
Rights/Warrants                             -- $    162,725   --           162,725
Temporary Cash Investments           4,529,115           --   --         4,529,115
Securities Lending Collateral               --  108,958,173   --       108,958,173
                                -------------- ------------   --    --------------
TOTAL                           $6,661,563,377 $109,120,898   --    $6,770,684,275
                                ============== ============   ==    ==============

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of U.S. Large Company Portfolio (the "Fund") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of the Series, as defined

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Emerging Markets Series and The Tax-Managed U.S. Marketwide Value Series (the "Series") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

   (a)(1)Code of Ethics is filed herewith.

   (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3)This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David P. Butler
     ------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: January 8, 2018

By:  /s/ Gerard K. O'Reilly
     ------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: January 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ---------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: January 8, 2018

By:  /s/ Gerard K. O'Reilly
     ---------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: January 8, 2018

By:  /s/ Gregory K. Hinkle
     ---------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: January 8, 2018